UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08495

NATIONWIDE MUTUAL FUNDS

(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

One Nationwide Plaza

Mail Code: 05-02-210R

Columbus, OH 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-1795

Date of fiscal year end: October 31, 2017

Date of reporting period: November 1, 2016 through April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR § 270.30e-1). The Commission may use the information provided on Form N-CSR in the Commission’s regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1).

Semiannual Report

April 30, 2017 (Unaudited)

Nationwide Mutual Funds

Target Destination Funds

Nationwide Destination 2010 Fund

Nationwide Destination 2015 Fund

Nationwide Destination 2020 Fund

Nationwide Destination 2025 Fund

Nationwide Destination 2030 Fund

Nationwide Destination 2035 Fund

Nationwide Destination 2040 Fund

Nationwide Destination 2045 Fund

Nationwide Destination 2050 Fund

Nationwide Destination 2055 Fund

Nationwide Destination 2060 Fund

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.gov.

Nationwide Funds® Semiannual Report

Nationwide Funds®

Message to Investors

April 30, 2017

Dear Investor,

During the semiannual period ended April 30, 2017, investor attention has been focused heavily on equities, which is not surprising given their strong run during this period, with the benchmark S&P 500 Index being up around 13% since the presidential election. Healthy fundamentals present in the current U.S. economy are creating a solid backdrop for continued equity returns.

The recovery in corporate profits that began in mid-2016 has continued into 2017. Earnings and revenues continue to grow at a steady clip thanks to a firming global economy and relative stability in foreign exchange and commodities markets.

Internationally, “Brexit” has officially begun in the U.K., but the market’s lackluster response to the formal start of Britain’s divorce from the European Union shows investors have tempered their expectations about the potential repercussions. Similar to the U.S. market reaction to President Trump’s victory, as more international political uncertainty dissipates, international investors can begin to focus on economic fundamentals in these markets.

Continuing our efforts to expand our global offerings to investors, in December 2016 we launched the Nationwide International Small Cap Fund, subadvised by Wellington Management Company LLP, which offers investors the opportunity to diversify their international equity exposure with the objective of providing long-term capital growth.

Emerging markets continue to outgrow more mature economies by a healthy margin and are accounting for an increasing share of the total world economy. Although these economies will likely remain more volatile than more developed markets, they should continue to reward long-term investors due to their inherent structural advantages.

Tax reform has also been in the headlines lately. Lower corporate and personal tax rates would put more money in the hands of individuals and businesses, potentially increasing consumer spending and business investment that could boost economic growth in the near term.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both domestic and global, and are committed to helping them make informed investment decisions.

As always, we appreciate your continued trust and thank you for investing in Nationwide Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Funds

1

Economic Review

During the semiannual period ended April 30, 2017, equity markets rallied sharply as an improving economic and earnings environment teamed with optimism for pro-growth policies by the new U.S. administration drove equity returns. Fixed-income assets, however, were negatively affected by a rising-interest-rate environment. Domestic equities were quite strong, with the S&P 500® Index (S&P 500) returning 13.32% for the reporting period, establishing all-time highs as a result of the 11.43% return between the election and the end of the reporting period. International markets also were quite strong, though they slightly underperformed the S&P 500, as economic data moved sharply higher during the period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 11.47% for the period, while the MSCI Emerging Markets® Index was a bit lower at 8.88%. Fixed-income investment returns were mixed during the period, as tightening credit spreads helped to offset the impact of rising interest rates.

In the United States, equity markets showed particular strength through February 2017, though performance was more mixed in March and April as the initial optimism for economic growth driven by policy programs was muted by the realities of the political process. Gross domestic product (GDP) growth slowed during the reporting period, with 2.1% in the fourth quarter of 2016 as compared to and 0.7% in the first quarter of 2017. Current expectations are for an acceleration throughout 2017, with GDP of 2.9%, 2.3% and 2.2% expected, respectively, for the next three quarters. Earnings saw a dramatic turnaround during the reporting period; declining earnings for five straight quarters ended in the second quarter of 2016 and led into 4% growth in the third quarter, 5% in the fourth quarter and an estimated 13% in the first quarter of 2017.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in December 2016 and again in March 2017. Inflation is moving toward the Fed’s 2% target, economic growth may show modest acceleration this year, and global deflationary risks have moderated, allowing the Federal Open Market Committee (FOMC) to target an additional two interest rate hikes by the end of calendar-year 2017. Long-term rates spiked during the reporting period, as investors saw the proposed initiatives by the Trump administration as driving economic growth, along with inflation.

The S&P 500 ended the semiannual reporting period near its all-time high.

By the start of the semiannual reporting period, the S&P 500 had experienced a near four-month period of weakness, as investors were unwilling to commit ahead of the presidential election. Immediately following the election, investors aggressively bought equities, as there was broad optimism that the priorities expressed by the Trump administration would result in growth. In addition, with the end of the election, investors were able to focus their attention on what was an improving economic and profits picture. The best-performing sectors were financials, technology and consumer discretionary, while the weakest were energy, telecommunications and real estate. Small-capitalization stocks substantially outperformed large-cap stocks, while growth outperformed value.

U.S. economic activity remains relatively supportive for equity market returns.

International stocks underperformed U.S. stocks during the reporting period, but at a much more modest level than the more substantial underperformance recorded during previous periods. The S&P 500 has outperformed the MSCI EAFE in 10 of the past 13 quarters, and in 25 of the 32 quarters since the market bottom in 2009. The first quarter of 2017, however, saw developed and emerging market international indexes substantially outperform the S&P 500. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors’ focus was turned to the regions’ acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative in contrast to the Fed, which is tightening policy.

2

Economic Review (con’t.)

Performance in fixed-income markets was mixed during the reporting period, as rising interest rates on the short and long ends of the yield curve offset the benefit of tightening credit spreads. The 10-year Treasury yield rose from 1.82% to 2.29%, though it was lower than the high of 2.62% seen in mid-March 2017. Short- and long-term rates rose roughly in line, with the spread between 10-year and 2-year Treasury bonds rising by 0.3%.

Index	Semiannual Total Return (as of April 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.24%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	-2.83%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	2.50%
Bloomberg Barclays Municipal Bond	-0.34%
Bloomberg Barclays U.S. Aggregate Bond	-0.67%
Bloomberg Barclays U.S. Corporate High Yield	5.30%
MSCI EAFE®	11.47%
MSCI Emerging Markets®	8.88%
MSCI World ex USA	10.84%
Russell 1000® Growth	15.23%
Russell 1000® Value	11.69%
Russell 2000®	18.37%
S&P 500®	13.32%

Source: Morningstar

3

Fund Overview	Nationwide Destination 2010 Fund

Asset Allocation†

Fixed Income Funds	40.9%
Equity Funds	36.3%
Investment Contract	15.9%
Alternative Assets	7.0%
Liabilities in excess of other assets	(0.1)%
100.0%

Top Holdings††

Nationwide Bond Index Fund, Class R6	26.9%
Nationwide S&P 500 Index Fund, Class R6	16.1%
Nationwide Contract	15.9%
Nationwide International Index Fund, Class R6	12.1%
Nationwide Core Plus Bond Fund, Class R6	9.0%
Nationwide Mid Cap Market Index Fund, Class R6	7.0%
Nationwide Portfolio Completion Fund, Class R6	7.0%
Nationwide Inflation-Protected Securities Fund, Class R6	5.0%
Nationwide Small Cap Index Fund, Class R6	1.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Percentages indicated are based upon total investments as of April 30, 2017.

4

Shareholder Expense Example	Nationwide Destination 2010 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2010 Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17(a)	Expense Ratio During Period (%) 11/01/16 - 04/30/17(a)
Class A Shares	Actual	(b)	1,000.00	1,051.80	3.15	0.62
	Hypothetical	(b)(c)	1,000.00	1,021.72	3.11	0.62
Class C Shares	Actual	(b)	1,000.00	1,049.10	6.40	1.26
	Hypothetical	(b)(c)	1,000.00	1,018.55	6.31	1.26
Class R Shares	Actual	(b)	1,000.00	1,049.40	4.47	0.88
	Hypothetical	(b)(c)	1,000.00	1,020.43	4.41	0.88
Class R6 Shares(d)	Actual	(b)	1,000.00	1,053.20	0.66	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.15	0.65	0.13
Institutional Service Class Shares	Actual	(b)	1,000.00	1,052.60	1.22	0.24
	Hypothetical	(b)(c)	1,000.00	1,023.60	1.20	0.24

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

(d)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

5

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Destination 2010 Fund

Investment Companies 84.2%

	Shares	Market Value

Alternative Assets 7.0%
Nationwide Portfolio Completion Fund, Class R6 (a)	171,282	$1,658,013

Total Alternative Assets (cost $1,615,612)		1,658,013

Equity Funds 36.3%
Nationwide International Index Fund, Class R6 (a)	358,189	2,876,260
Nationwide Mid Cap Market Index Fund, Class R6 (a)	90,589	1,672,270
Nationwide S&P 500 Index Fund, Class R6 (a)	252,285	3,827,159
Nationwide Small Cap Index Fund, Class R6 (a)	16,122	240,863

Total Equity Funds (cost $7,990,789)		8,616,552

Fixed Income Funds 40.9%
Nationwide Bond Index Fund, Class R6 (a)	583,257	6,409,991
Nationwide Core Plus Bond Fund, Class R6 (a)	208,382	2,133,830
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	119,674	1,183,579

Total Fixed Income Funds (cost $9,744,496)		9,727,400

Total Investment Companies (cost $19,350,897)		20,001,965

Investment Contract 15.9%

	Principal Amount

Nationwide Contract, 2.95% (a)(b)(c)	$3,789,731	3,789,731

Total Investment Contract (cost $3,789,731)		3,789,731

Total Investments (cost $23,140,628) (d) — 100.1%		23,791,696

Liabilities in excess of other assets — (0.1)%		(11,932)

NET ASSETS — 100.0%		$23,779,764

(a)	Investment in affiliate.
(b)	Fair valued security.

(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Destination 2010 Fund
Assets:
Investments in affiliates, at value (cost $23,140,628)	$23,791,696
Receivable for investments sold	5,449
Receivable for capital shares issued	8,125

Total Assets	23,805,270

Liabilities:
Payable for capital shares redeemed	13,574
Accrued expenses and other payables:
Investment advisory fees	2,525
Distribution fees	7,050
Administrative servicing fees	2,254
Trustee fees	79
Professional fees	24

Total Liabilities	25,506

Net Assets	$23,779,764

Represented by:
Capital	$23,302,240
Accumulated undistributed net investment income	19,157
Accumulated net realized losses from affiliated investments	(192,701)
Net unrealized appreciation/(depreciation) from investments in affiliates	651,068

Net Assets	$23,779,764

Net Assets:
Class A Shares	$5,913,165
Class C Shares	1,514,092
Class R Shares	11,267,769
Class R6 Shares	5,059,129
Institutional Service Class Shares	25,609

Total	$23,779,764

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	713,462
Class C Shares	184,288
Class R Shares	1,364,171
Class R6 Shares	609,407
Institutional Service Class Shares	3,088

Total	2,874,416

7

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Destination 2010 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$8.29
Class C Shares (b)	$8.22
Class R Shares	$8.26
Class R6 Shares	$8.30
Institutional Service Class Shares	$8.29
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$8.80

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Destination 2010 Fund
INVESTMENT INCOME:
Dividend income from affiliates	$266,163
Interest income from affiliates	47,587

Total Income	313,750

EXPENSES:
Investment advisory fees	15,701
Distribution fees Class A	7,335
Distribution fees Class C	7,322
Distribution fees Class R	27,708
Administrative servicing fees Class A	7,041
Administrative servicing fees Class C	952
Administrative servicing fees Class R	13,854
Administrative servicing fees Institutional Service Class	13
Professional fees	142
Trustee fees	371

Total Expenses	80,439

NET INVESTMENT INCOME	233,311

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from affiliated Underlying Funds	406,313
Net realized losses from investment transactions with affiliates	(92,052)

Net realized gains from affiliated investments	314,261

Net change in unrealized appreciation/(depreciation) from investments in affiliates	664,678

Net realized/unrealized gains from affiliated investments	978,939

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,212,250

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	Nationwide Destination 2010 Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$233,311	$397,420
Net realized gains from affiliated investments	314,261	554,064
Net change in unrealized appreciation/(depreciation) from investments in affiliates	664,678	(141,907)

Change in net assets resulting from operations	1,212,250	809,577

Distributions to Shareholders From:
Net investment income:
Class A	(53,350)	(79,691)
Class C	(10,273)	(14,425)
Class R	(98,101)	(169,800)
Class R6 (a)	(74,969)	(165,553)
Institutional Service Class	(293)	(1,740)
Net realized gains:
Class A	(137,847)	(208,554)
Class C	(39,200)	(68,552)
Class R	(298,450)	(629,749)
Class R6 (a)	(170,505)	(363,803)
Institutional Service Class	(645)	(8,884)

Change in net assets from shareholder distributions	(883,633)	(1,710,751)

Change in net assets from capital transactions	(898,208)	(758,015)

Change in net assets	(569,591)	(1,659,189)

Net Assets:
Beginning of period	24,349,355	26,008,544

End of period	$23,779,764	$24,349,355

Accumulated undistributed net investment income at end of period	$19,157	$22,832

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$3,133,045	$2,710,410
Dividends reinvested	191,076	288,024
Cost of shares redeemed	(2,525,622)	(2,015,414)

Total Class A Shares	798,499	983,020

Class C Shares
Proceeds from shares issued	—	52,610
Dividends reinvested	49,473	82,977
Cost of shares redeemed	(1,175)	(82,452)

Total Class C Shares	48,298	53,135

Class R Shares
Proceeds from shares issued	910,281	1,553,212
Dividends reinvested	396,551	799,549
Cost of shares redeemed	(1,549,685)	(3,338,723)

Total Class R Shares	(242,853)	(985,962)

10

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2010 Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$3,468,564	$3,813,839
Dividends reinvested	245,474	529,356
Cost of shares redeemed	(5,217,141)	(5,121,815)

Total Class R6 Shares	(1,503,103)	(778,620)

Institutional Service Class Shares
Proceeds from shares issued	451	152,312
Dividends reinvested	938	10,624
Cost of shares redeemed	(438)	(192,524)

Total Institutional Service Class Shares	951	(29,588)

Change in net assets from capital transactions	$(898,208)	$(758,015)

SHARE TRANSACTIONS:
Class A Shares
Issued	386,870	340,995
Reinvested	23,885	36,460
Redeemed	(308,874)	(247,795)

Total Class A Shares	101,881	129,660

Class C Shares
Issued	–	6,938
Reinvested	6,236	10,589
Redeemed	(146)	(10,147)

Total Class C Shares	6,090	7,380

Class R Shares
Issued	111,767	191,103
Reinvested	49,715	101,589
Redeemed	(190,669)	(413,523)

Total Class R Shares	(29,187)	(120,831)

Class R6 Shares (a)
Issued	423,985	473,575
Reinvested	30,644	66,890
Redeemed	(640,008)	(626,240)

Total Class R6 Shares	(185,379)	(85,775)

Institutional Service Class Shares
Issued	55	17,855
Reinvested	117	1,349
Redeemed	(53)	(24,757)

Total Institutional Service Class Shares	119	(5,553)

Total change in shares	(106,476)	(75,119)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

11

Statement of Cash Flows

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Destination 2010 Fund
DECREASE IN CASH
Cash flows provided by operating activities:
Net increase in net assets from operations	$1,212,250
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by operating activities:
Purchase of affiliated investments	(8,609,035)
Proceeds from disposition of affiliated investments	10,471,918
Reinvestment of dividend income from affiliates	(266,163)
Reinvestment of interest income from affiliates	(47,587)
Change in unrealized (appreciation)/depreciation from investments in affiliates	(664,678)
Reinvestment of net realized gain distributions from underlying affiliated funds	(406,313)
Net realized loss from investment transactions with affiliates	92,052
Decrease in receivable for investments sold	36,810
Decrease in investment advisory fees	(166)
Decrease in distribution fees	(101)
Decrease in administrative servicing fees	(293)
Decrease in trustee fees	(9)
Decrease in professional fees	(34)

Net cash provided by operating activities	1,818,651

Cash flows used in financing activities:
Proceeds from shares issued	7,599,468
Cost of shares redeemed	(9,417,998)
Cash distributions paid to shareholders	(121)

Net cash used in financing activities	(1,818,651)

Net decrease in cash	–

Cash:
Beginning of period	–

End of period	$–

Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of distributions of $883,512.

Non-cash operating activities included herein include reinvestments of dividend income from affiliates, interest income from affiliates, and net realized gain distributions from affiliates of $720,063.

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2010 Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$8.18	0.07	0.34	0.41	(0.08)	(0.22)	(0.30)	$8.29	5.18%	$5,913,165	0.62%	1.84%	0.62%	37.90%
Year Ended October 31, 2016	$8.52	0.12	0.10	0.22	(0.14)	(0.42)	(0.56)	$8.18	2.81%	$5,002,312	0.62%	1.52%	0.62%	41.58%
Year Ended October 31, 2015	$9.11	0.14	(0.07)	0.07	(0.17)	(0.49)	(0.66)	$8.52	0.74%	$4,107,109	0.56%	1.61%	0.56%	38.40%
Year Ended October 31, 2014	$9.07	0.14	0.30	0.44	(0.14)	(0.26)	(0.40)	$9.11	5.02%	$2,784,131	0.62%	1.55%	0.62%	29.54%
Year Ended October 31, 2013	$8.63	0.09	0.65	0.74	(0.09)	(0.21)	(0.30)	$9.07	8.73%	$8,257,825	0.63%	1.07%	0.63%	50.61%
Year Ended October 31, 2012	$8.87	0.07	0.42	0.49	(0.08)	(0.65)	(0.73)	$8.63	6.17%	$9,953,015	0.66%	0.84%	0.66%	81.09%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$8.11	0.05	0.34	0.39	(0.06)	(0.22)	(0.28)	$8.22	4.91%	$1,514,092	1.26%	1.33%	1.26%	37.90%
Year Ended October 31, 2016	$8.46	0.07	0.08	0.15	(0.08)	(0.42)	(0.50)	$8.11	2.03%	$1,445,899	1.27%	0.88%	1.27%	41.58%
Year Ended October 31, 2015	$9.04	0.08	(0.07)	0.01	(0.10)	(0.49)	(0.59)	$8.46	0.13%	$1,444,567	1.27%	0.93%	1.27%	38.40%
Year Ended October 31, 2014	$9.02	0.07	0.31	0.38	(0.10)	(0.26)	(0.36)	$9.04	4.37%	$1,566,876	1.20%	0.83%	1.20%	29.54%
Year Ended October 31, 2013	$8.59	0.04	0.66	0.70	(0.06)	(0.21)	(0.27)	$9.02	8.27%	$1,368,581	1.13%	0.47%	1.13%	50.61%
Year Ended October 31, 2012	$8.84	0.02	0.43	0.45	(0.05)	(0.65)	(0.70)	$8.59	5.67%	$973,276	1.14%	0.27%	1.14%	81.09%

Class R Shares (g)
Six Months Ended April 30, 2017 (Unaudited)	$8.16	0.07	0.32	0.39	(0.07)	(0.22)	(0.29)	$8.26	4.94%	$11,267,769	0.88%	1.72%	0.88%	37.90%
Year Ended October 31, 2016	$8.50	0.10	0.09	0.19	(0.11)	(0.42)	(0.53)	$8.16	2.53%	$11,363,437	0.89%	1.29%	0.89%	41.58%
Year Ended October 31, 2015	$9.08	0.12	(0.08)	0.04	(0.13)	(0.49)	(0.62)	$8.50	0.47%	$12,866,836	0.88%	1.34%	0.88%	38.40%
Year Ended October 31, 2014	$9.05	0.10	0.31	0.41	(0.12)	(0.26)	(0.38)	$9.08	4.71%	$16,866,896	0.88%	1.14%	0.88%	29.54%
Year Ended October 31, 2013	$8.61	0.06	0.66	0.72	(0.07)	(0.21)	(0.28)	$9.05	8.47%	$16,555,381	0.88%	0.73%	0.88%	50.61%
Year Ended October 31, 2012	$8.85	0.05	0.42	0.47	(0.06)	(0.65)	(0.71)	$8.61	5.93%	$16,995,542	0.92%	0.60%	0.92%	81.09%

Class R6 Shares (h)
Six Months Ended April 30, 2017 (Unaudited)	$8.20	0.11	0.31	0.42	(0.10)	(0.22)	(0.32)	$8.30	5.32%	$5,059,129	0.13%	2.59%	0.13%	37.90%
Year Ended October 31, 2016	$8.54	0.17	0.09	0.26	(0.18)	(0.42)	(0.60)	$8.20	3.31%	$6,513,396	0.13%	2.04%	0.13%	41.58%
Year Ended October 31, 2015	$9.12	0.18	(0.07)	0.11	(0.20)	(0.49)	(0.69)	$8.54	1.25%	$7,517,394	0.13%	2.06%	0.13%	38.40%
Year Ended October 31, 2014	$9.08	0.16	0.33	0.49	(0.19)	(0.26)	(0.45)	$9.12	5.60%	$7,386,185	0.13%	1.81%	0.13%	29.54%
Year Ended October 31, 2013	$8.64	0.12	0.66	0.78	(0.13)	(0.21)	(0.34)	$9.08	9.26%	$4,149,052	0.13%	1.42%	0.13%	50.61%
Year Ended October 31, 2012	$8.88	0.11	0.42	0.53	(0.12)	(0.65)	(0.77)	$8.64	6.67%	$3,516,901	0.17%	1.33%	0.17%	81.09%

Institutional Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$8.19	0.10	0.32	0.42	(0.10)	(0.22)	(0.32)	$8.29	5.26%	$25,609	0.24%	2.35%	0.24%	37.90%
Year Ended October 31, 2016	$8.52	0.19	0.05	0.24	(0.15)	(0.42)	(0.57)	$8.19	3.12%	$24,311	0.29%	2.29%	0.29%	41.58%
Year Ended October 31, 2015	$9.11	0.17	(0.07)	0.10	(0.20)	(0.49)	(0.69)	$8.52	1.14%	$72,638	0.13%	1.98%	0.13%	38.40%
Year Ended October 31, 2014	$9.08	0.17	0.31	0.48	(0.19)	(0.26)	(0.45)	$9.11	5.49%	$22,863	0.13%	1.90%	0.13%	29.54%
Year Ended October 31, 2013	$8.63	0.06	0.73	0.79	(0.13)	(0.21)	(0.34)	$9.08	9.40%	$22,075	0.13%	0.65%	0.13%	50.61%
Year Ended October 31, 2012	$8.86	0.11	0.43	0.54	(0.12)	(0.65)	(0.77)	$8.63	6.80%	$1,199	0.16%	1.33%	0.16%	81.09%

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

13

Fund Overview	Nationwide Destination 2015 Fund

Asset Allocation†

Equity Funds	44.4%
Fixed Income Funds	34.8%
Investment Contract	11.9%
Alternative Assets	8.9%
Liabilities in excess of other assets ††	0.0%
100.0%

Top Holdings†††

Nationwide Bond Index Fund, Class R6	21.9%
Nationwide S&P 500 Index Fund, Class R6	19.1%
Nationwide International Index Fund, Class R6	15.1%
Nationwide Contract	11.9%
Nationwide Core Plus Bond Fund, Class R6	9.0%
Nationwide Portfolio Completion Fund, Class R6	8.9%
Nationwide Mid Cap Market Index Fund, Class R6	8.1%
Nationwide Inflation-Protected Securities Fund, Class R6	4.0%
Nationwide Small Cap Index Fund, Class R6	2.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2017.

14

Shareholder Expense Example	Nationwide Destination 2015 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2015 Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17(a)	Expense Ratio During Period (%) 11/01/16 - 04/30/17(a)
Class A Shares	Actual	(b)	1,000.00	1,062.30	3.12	0.61
	Hypothetical	(b)(c)	1,000.00	1,021.77	3.06	0.61
Class C Shares	Actual	(b)	1,000.00	1,059.70	6.03	1.18
	Hypothetical	(b)(c)	1,000.00	1,018.94	5.91	1.18
Class R Shares	Actual	(b)	1,000.00	1,061.00	4.50	0.88
	Hypothetical	(b)(c)	1,000.00	1,020.43	4.41	0.88
Class R6 Shares(d)	Actual	(b)	1,000.00	1,064.70	0.67	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.15	0.65	0.13
Institutional Service Class Shares	Actual	(b)	1,000.00	1,063.40	1.94	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.91	1.91	0.38

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

(d)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

15

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Destination 2015 Fund

Investment Companies 88.1%

	Shares	Market Value

Alternative Assets 8.9%
Nationwide Portfolio Completion Fund, Class R6 (a)	930,432	$9,006,585

Total Alternative Assets (cost $9,048,180)		9,006,585

Equity Funds 44.4%
Nationwide International Index Fund, Class R6 (a)	1,895,545	15,221,227
Nationwide Mid Cap Market Index Fund, Class R6 (a)	440,738	8,136,015
Nationwide S&P 500 Index Fund, Class R6 (a)	1,268,868	19,248,731
Nationwide Small Cap Index Fund, Class R6 (a)	137,889	2,060,065

Total Equity Funds (cost $42,225,185)		44,666,038

Fixed Income Funds 34.8%
Nationwide Bond Index Fund, Class R6 (a)	2,004,382	22,028,157
Nationwide Core Plus Bond Fund, Class R6 (a)	881,137	9,022,841
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	404,754	4,003,014

Total Fixed Income Funds (cost $35,225,387)		35,054,012

Total Investment Companies (cost $86,498,752)		88,726,635

Investment Contract 11.9%

	Principal Amount

Nationwide Contract, 2.95% (a)(b)(c)	$12,032,699	12,032,699

Total Investment Contract (cost $12,032,699)		12,032,699

Total Investments (cost $98,531,451) (d) — 100.0%		100,759,334

Liabilities in excess of other assets — 0.0%†		(39,405)

NET ASSETS — 100.0%		$100,719,929

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

16

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Destination 2015 Fund
Assets:
Investments in affiliates, at value (cost $98,531,451)	$100,759,334
Receivable for investments sold	51,733
Receivable for capital shares issued	6,516

Total Assets	100,817,583

Liabilities:
Payable for capital shares redeemed	58,249
Accrued expenses and other payables:
Investment advisory fees	10,877
Distribution fees	14,693
Administrative servicing fees	13,237
Trustee fees	463
Professional fees	135

Total Liabilities	97,654

Net Assets	$100,719,929

Represented by:
Capital	$96,324,892
Accumulated undistributed net investment income	68,532
Accumulated net realized gains from affiliated investments	2,098,622
Net unrealized appreciation/(depreciation) from investments in affiliates	2,227,883

Net Assets	$100,719,929

Net Assets:
Class A Shares	$10,007,074
Class C Shares	983,554
Class R Shares	28,962,617
Class R6 Shares	28,938,549
Institutional Service Class Shares	31,828,135

Total	$100,719,929

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,173,317
Class C Shares	116,044
Class R Shares	3,410,336
Class R6 Shares	3,381,042
Institutional Service Class Shares	3,727,467

Total	11,808,206

17

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Destination 2015 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$8.53
Class C Shares (b)	$8.48
Class R Shares	$8.49
Class R6 Shares	$8.56
Institutional Service Class Shares	$8.54
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$9.05

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

18

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Destination 2015 Fund
INVESTMENT INCOME:
Dividend income from affiliates	$1,254,146
Interest income from affiliates	144,066

Total Income	1,398,212

EXPENSES:
Investment advisory fees	68,035
Distribution fees Class A	12,384
Distribution fees Class C	4,601
Distribution fees Class R	73,948
Administrative servicing fees Class A	11,393
Administrative servicing fees Class C	230
Administrative servicing fees Class R	36,974
Administrative servicing fees Institutional Service Class	42,426
Professional fees	645
Trustee fees	1,694

Total Expenses	252,330

NET INVESTMENT INCOME	1,145,882

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from affiliated Underlying Funds	2,179,402
Net realized gains from investment transactions with affiliates	1,208,469

Net realized gains from affiliated investments	3,387,871

Net change in unrealized appreciation/(depreciation) from investments in affiliates	1,914,498

Net realized/unrealized gains from affiliated investments	5,302,369

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,448,251

The accompanying notes are an integral part of these financial statements.

19

Statements of Changes in Net Assets

	Nationwide Destination 2015 Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$1,145,882	$1,836,056
Net realized gains from affiliated investments	3,387,871	5,765,378
Net change in unrealized appreciation/(depreciation) from investments in affiliates	1,914,498	(4,461,117)

Change in net assets resulting from operations	6,448,251	3,140,317

Distributions to Shareholders From:
Net investment income:
Class A	(101,147)	(162,173)
Class C	(6,720)	(8,751)
Class R	(263,055)	(466,431)
Class R6 (a)	(407,006)	(660,958)
Institutional Service Class	(390,103)	(700,165)
Net realized gains:
Class A	(480,260)	(691,860)
Class C	(43,647)	(53,701)
Class R	(1,459,636)	(2,577,603)
Class R6 (a)	(1,619,584)	(1,972,269)
Institutional Service Class	(1,674,189)	(2,721,003)

Change in net assets from shareholder distributions	(6,445,347)	(10,014,914)

Change in net assets from capital transactions	(9,754,019)	(8,257,453)

Change in net assets	(9,751,115)	(15,132,050)

Net Assets:
Beginning of period	110,471,044	125,603,094

End of period	$100,719,929	$110,471,044

Accumulated undistributed net investment income at end of period	$68,532	$90,681

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$1,262,929	$2,912,196
Dividends reinvested	581,407	854,033
Cost of shares redeemed	(1,723,471)	(3,798,121)

Total Class A Shares	120,865	(31,892)

Class C Shares
Proceeds from shares issued	50,978	91,638
Dividends reinvested	50,318	62,452
Cost of shares redeemed	(17,095)	(25,032)

Total Class C Shares	84,201	129,058

Class R Shares
Proceeds from shares issued	882,041	1,794,888
Dividends reinvested	1,722,691	3,044,034
Cost of shares redeemed	(5,063,633)	(12,436,117)

Total Class R Shares	(2,458,901)	(7,597,195)

20

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2015 Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$6,064,848	$11,594,060
Dividends reinvested	2,026,590	2,633,227
Cost of shares redeemed	(12,791,670)	(8,105,162)

Total Class R6 Shares	(4,700,232)	6,122,125

Institutional Service Class Shares
Proceeds from shares issued	4,023,334	6,489,711
Dividends reinvested	2,064,292	3,421,168
Cost of shares redeemed	(8,887,578)	(16,790,428)

Total Institutional Service Class Shares	(2,799,952)	(6,879,549)

Change in net assets from capital transactions	$(9,754,019)	$(8,257,453)

SHARE TRANSACTIONS:
Class A Shares
Issued	149,872	349,221
Reinvested	70,944	104,161
Redeemed	(205,124)	(460,597)

Total Class A Shares	15,692	(7,215)

Class C Shares
Issued	6,090	10,954
Reinvested	6,180	7,660
Redeemed	(2,043)	(3,080)

Total Class C Shares	10,227	15,534

Class R Shares
Issued	104,903	214,190
Reinvested	211,029	372,878
Redeemed	(604,462)	(1,478,637)

Total Class R Shares	(288,530)	(891,569)

Class R6 Shares (a)
Issued	716,518	1,381,516
Reinvested	246,615	320,020
Redeemed	(1,532,249)	(956,773)

Total Class R6 Shares	(569,116)	744,763

Institutional Service Class Shares
Issued	478,064	766,389
Reinvested	251,541	416,725
Redeemed	(1,058,304)	(1,969,739)

Total Institutional Service Class Shares	(328,699)	(786,625)

Total change in shares	(1,160,426)	(925,112)

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

21

Statement of Cash Flows

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Destination 2015 Fund
DECREASE IN CASH
Cash flows provided by operating activities:
Net increase in net assets from operations	$6,448,251
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by operating activities:
Purchase of affiliated investments	(17,827,060)
Proceeds from disposition of affiliated investments	34,283,087
Reinvestment of dividend income from affiliates	(1,254,146)
Reinvestment of interest income from affiliates	(144,066)
Change in unrealized (appreciation)/depreciation from investments in affiliates	(1,914,498)
Reinvestment of net realized gain distributions from underlying affiliated funds	(2,179,402)
Net realized gain from investment transactions with affiliates	(1,208,469)
Decrease in receivable for investments sold	188,170
Decrease in investment advisory fees	(1,427)
Decrease in distribution fees	(1,672)
Decrease in administrative servicing fees	(1,175)
Increase in trustee fees	63
Decrease in professional fees	(120)

Net cash provided by operating activities	16,387,536

Cash flows used in financing activities:
Proceeds from shares issued	12,284,813
Cost of shares redeemed	(28,672,300)
Cash distributions paid to shareholders	(49)

Net cash used in financing activities	(16,387,536)

Net decrease in cash	–

Cash:
Beginning of period	–

End of period	$–

Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of distributions of $6,445,298.

Non-cash operating activities included herein include reinvestments of dividend income from affiliates, interest income from affiliates, and net realized gain distributions from affiliates of $3,577,614.

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

22

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2015 Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$8.52	0.08	0.43	0.51	(0.09)	(0.41)	(0.50)	$8.53	6.23%	$10,007,074	0.61%	2.02%	0.61%	20.17%
Year Ended October 31, 2016	$9.04	0.12	0.09	0.21	(0.14)	(0.59)	(0.73)	$8.52	2.70%	$9,859,906	0.61%	1.45%	0.61%	25.79%
Year Ended October 31, 2015	$9.79	0.15	(0.09)	0.06	(0.18)	(0.63)	(0.81)	$9.04	0.64%	$10,533,102	0.54%	1.63%	0.54%	20.91%
Year Ended October 31, 2014	$9.62	0.15	0.37	0.52	(0.14)	(0.21)	(0.35)	$9.79	5.60%	$11,150,884	0.62%	1.52%	0.62%	27.46%
Year Ended October 31, 2013	$9.02	0.10	0.86	0.96	(0.10)	(0.26)	(0.36)	$9.62	10.94%	$31,057,182	0.63%	1.07%	0.63%	34.75%
Year Ended October 31, 2012	$9.21	0.08	0.52	0.60	(0.09)	(0.70)	(0.79)	$9.02	7.24%	$30,640,624	0.67%	0.90%	0.67%	61.80%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$8.47	0.06	0.42	0.48	(0.06)	(0.41)	(0.47)	$8.48	5.97%	$983,554	1.18%	1.41%	1.18%	20.17%
Year Ended October 31, 2016	$9.00	0.07	0.08	0.15	(0.09)	(0.59)	(0.68)	$8.47	2.03%	$896,029	1.18%	0.87%	1.18%	25.79%
Year Ended October 31, 2015	$9.74	0.10	(0.09)	0.01	(0.12)	(0.63)	(0.75)	$9.00	0.08%	$812,211	1.19%	1.05%	1.19%	20.91%
Year Ended October 31, 2014	$9.60	0.08	0.38	0.46	(0.11)	(0.21)	(0.32)	$9.74	4.95%	$1,031,938	1.15%	0.88%	1.15%	27.46%
Year Ended October 31, 2013	$9.00	0.05	0.87	0.92	(0.06)	(0.26)	(0.32)	$9.60	10.50%	$862,284	1.13%	0.56%	1.13%	34.75%
Year Ended October 31, 2012	$9.21	0.04	0.50	0.54	(0.05)	(0.70)	(0.75)	$9.00	6.60%	$777,266	1.17%	0.41%	1.17%	61.80%

Class R Shares (g)
Six Months Ended April 30, 2017 (Unaudited)	$8.48	0.07	0.42	0.49	(0.07)	(0.41)	(0.48)	$8.49	6.10%	$28,962,617	0.88%	1.77%	0.88%	20.17%
Year Ended October 31, 2016	$9.01	0.10	0.07	0.17	(0.11)	(0.59)	(0.70)	$8.48	2.29%	$31,374,559	0.89%	1.20%	0.89%	25.79%
Year Ended October 31, 2015	$9.75	0.12	(0.09)	0.03	(0.14)	(0.63)	(0.77)	$9.01	0.36%	$41,345,461	0.88%	1.35%	0.88%	20.91%
Year Ended October 31, 2014	$9.60	0.11	0.38	0.49	(0.13)	(0.21)	(0.34)	$9.75	5.28%	$56,452,141	0.88%	1.18%	0.88%	27.46%
Year Ended October 31, 2013	$9.00	0.07	0.87	0.94	(0.08)	(0.26)	(0.34)	$9.60	10.69%	$53,823,466	0.88%	0.81%	0.88%	34.75%
Year Ended October 31, 2012	$9.20	0.06	0.51	0.57	(0.07)	(0.70)	(0.77)	$9.00	6.93%	$52,790,820	0.92%	0.66%	0.92%	61.80%

Class R6 Shares (h)
Six Months Ended April 30, 2017 (Unaudited)	$8.55	0.11	0.42	0.53	(0.11)	(0.41)	(0.52)	$8.56	6.47%	$28,938,549	0.13%	2.58%	0.13%	20.17%
Year Ended October 31, 2016	$9.07	0.16	0.09	0.25	(0.18)	(0.59)	(0.77)	$8.55	3.20%	$33,754,228	0.13%	1.92%	0.13%	25.79%
Year Ended October 31, 2015	$9.82	0.19	(0.09)	0.10	(0.22)	(0.63)	(0.85)	$9.07	1.04%	$29,077,229	0.13%	2.05%	0.13%	20.91%
Year Ended October 31, 2014	$9.67	0.18	0.38	0.56	(0.20)	(0.21)	(0.41)	$9.82	6.03%	$27,775,167	0.13%	1.86%	0.13%	27.46%
Year Ended October 31, 2013	$9.06	0.14	0.88	1.02	(0.15)	(0.26)	(0.41)	$9.67	11.56%	$18,146,676	0.13%	1.50%	0.13%	34.75%
Year Ended October 31, 2012	$9.24	0.12	0.53	0.65	(0.13)	(0.70)	(0.83)	$9.06	7.86%	$12,270,445	0.16%	1.39%	0.16%	61.80%

Institutional Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$8.53	0.09	0.43	0.52	(0.10)	(0.41)	(0.51)	$8.54	6.34%	$31,828,135	0.38%	2.27%	0.38%	20.17%
Year Ended October 31, 2016	$9.05	0.14	0.09	0.23	(0.16)	(0.59)	(0.75)	$8.53	2.93%	$34,586,322	0.38%	1.68%	0.38%	25.79%
Year Ended October 31, 2015	$9.80	0.17	(0.10)	0.07	(0.19)	(0.63)	(0.82)	$9.05	0.79%	$43,835,091	0.38%	1.83%	0.38%	20.91%
Year Ended October 31, 2014	$9.65	0.16	0.38	0.54	(0.18)	(0.21)	(0.39)	$9.80	5.77%	$49,742,140	0.38%	1.70%	0.38%	27.46%
Year Ended October 31, 2013	$9.04	0.12	0.87	0.99	(0.12)	(0.26)	(0.38)	$9.65	11.30%	$47,151,464	0.38%	1.31%	0.38%	34.75%
Year Ended October 31, 2012	$9.23	0.10	0.52	0.62	(0.11)	(0.70)	(0.81)	$9.04	7.49%	$44,466,872	0.42%	1.15%	0.42%	61.80%

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

23

Fund Overview	Nationwide Destination 2020 Fund

Asset Allocation†

Equity Funds	51.2%
Fixed Income Funds	28.0%
Alternative Assets	11.9%
Investment Contract	8.9%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Class R6	22.0%
Nationwide Bond Index Fund, Class R6	17.0%
Nationwide International Index Fund, Class R6	17.0%
Nationwide Portfolio Completion Fund, Class R6	11.9%
Nationwide Mid Cap Market Index Fund, Class R6	9.1%
Nationwide Contract	8.9%
Nationwide Core Plus Bond Fund, Class R6	8.0%
Nationwide Small Cap Index Fund, Class R6	3.1%
Nationwide Inflation-Protected Securities Fund, Class R6	3.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2017.

24

Shareholder Expense Example	Nationwide Destination 2020 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2020 Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17(a)	Expense Ratio During Period (%) 11/01/16 - 04/30/17(a)
Class A Shares	Actual	(b)	1,000.00	1,073.60	3.08	0.60
	Hypothetical	(b)(c)	1,000.00	1,021.82	3.01	0.60
Class C Shares	Actual	(b)	1,000.00	1,069.00	6.31	1.23
	Hypothetical	(b)(c)	1,000.00	1,018.70	6.16	1.23
Class R Shares	Actual	(b)	1,000.00	1,071.00	4.52	0.88
	Hypothetical	(b)(c)	1,000.00	1,020.43	4.41	0.88
Class R6 Shares(d)	Actual	(b)	1,000.00	1,075.60	0.67	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.15	0.65	0.13
Institutional Service Class Shares	Actual	(b)	1,000.00	1,074.50	1.95	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.91	1.91	0.38

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

(d)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

25

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Destination 2020 Fund

Investment Companies 91.1%

	Shares	Market Value

Alternative Assets 11.9%
Nationwide Portfolio Completion Fund, Class R6 (a)	3,248,847	$31,448,842

Total Alternative Assets (cost $31,435,324)		31,448,842

Equity Funds 51.2%
Nationwide International Index Fund, Class R6 (a)	5,593,940	44,919,340
Nationwide Mid Cap Market Index Fund, Class R6 (a)	1,291,508	23,841,244
Nationwide S&P 500 Index Fund, Class R6 (a)	3,829,476	58,093,149
Nationwide Small Cap Index Fund, Class R6 (a)	537,662	8,032,672

Total Equity Funds (cost $123,996,710)		134,886,405

Fixed Income Funds 28.0%
Nationwide Bond Index Fund, Class R6 (a)	4,087,606	44,922,785
Nationwide Core Plus Bond Fund, Class R6 (a)	2,046,919	20,960,455
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	792,793	7,840,718

Total Fixed Income Funds (cost $74,093,452)		73,723,958

Total Investment Companies (cost $229,525,486)		240,059,205

Investment Contract 8.9%

	Principal Amount

Nationwide Contract, 2.95% (a)(b)(c)	$23,568,484	23,568,484

Total Investment Contract (cost $23,568,484)		23,568,484

Total Investments (cost $253,093,970) (d) — 100.0%		263,627,689

Liabilities in excess of other assets — 0.0%†		(97,030)

NET ASSETS — 100.0%		$263,530,659

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

26

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Destination 2020 Fund
Assets:
Investments in affiliates, at value (cost $253,093,970)	$263,627,689
Receivable for investments sold	1,634,193
Receivable for capital shares issued	72,518

Total Assets	265,334,400

Liabilities:
Payable for capital shares redeemed	1,706,711
Accrued expenses and other payables:
Investment advisory fees	28,314
Distribution fees	34,428
Administrative servicing fees	33,354
Trustee fees	676
Professional fees	258

Total Liabilities	1,803,741

Net Assets	$263,530,659

Represented by:
Capital	$243,591,090
Accumulated undistributed net investment income	95,596
Accumulated net realized gains from affiliated investments	9,310,254
Net unrealized appreciation/(depreciation) from investments in affiliates	10,533,719

Net Assets	$263,530,659

Net Assets:
Class A Shares	$23,215,776
Class C Shares	3,781,267
Class R Shares	63,994,712
Class R6 Shares	70,630,751
Institutional Service Class Shares	101,908,153

Total	$263,530,659

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	2,436,671
Class C Shares	402,137
Class R Shares	6,736,543
Class R6 Shares	7,367,178
Institutional Service Class Shares	10,674,423

Total	27,616,952

27

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Destination 2020 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.53
Class C Shares (b)	$9.40
Class R Shares	$9.50
Class R6 Shares	$9.59
Institutional Service Class Shares	$9.55
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.11

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

28

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Destination 2020 Fund
INVESTMENT INCOME:
Dividend income from affiliates	$3,318,449
Interest income from affiliates	271,585

Total Income	3,590,034

EXPENSES:
Investment advisory fees	170,797
Distribution fees Class A	26,462
Distribution fees Class C	18,129
Distribution fees Class R	162,520
Administrative servicing fees Class A	23,286
Administrative servicing fees Class C	1,813
Administrative servicing fees Class R	81,260
Administrative servicing fees Institutional Service Class	128,241
Professional fees	1,567
Trustee fees	3,778

Total Expenses	617,853

NET INVESTMENT INCOME	2,972,181

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from affiliated Underlying Funds	6,104,306
Net realized gains from investment transactions with affiliates	6,111,114

Net realized gains from affiliated investments	12,215,420

Net change in unrealized appreciation/(depreciation) from investments in affiliates	3,540,692

Net realized/unrealized gains from affiliated investments	15,756,112

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$18,728,293

The accompanying notes are an integral part of these financial statements.

29

Statements of Changes in Net Assets

	Nationwide Destination 2020 Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$2,972,181	$3,814,833
Net realized gains from affiliated investments	12,215,420	12,443,975
Net change in unrealized appreciation/(depreciation) from investments in affiliates	3,540,692	(9,595,910)

Change in net assets resulting from operations	18,728,293	6,662,898

Distributions to Shareholders From:
Net investment income:
Class A	(220,578)	(264,076)
Class C	(27,964)	(28,299)
Class R	(608,384)	(861,205)
Class R6 (a)	(965,954)	(1,312,317)
Institutional Service Class	(1,188,922)	(1,632,592)
Net realized gains:
Class A	(954,320)	(698,147)
Class C	(169,189)	(138,454)
Class R	(3,085,942)	(3,297,703)
Class R6 (a)	(3,535,200)	(2,591,532)
Institutional Service Class	(4,702,168)	(4,105,977)

Change in net assets from shareholder distributions	(15,458,621)	(14,930,302)

Change in net assets from capital transactions	(2,881,025)	5,285,237

Change in net assets	388,647	(2,982,167)

Net Assets:
Beginning of period	263,142,012	266,124,179

End of period	$263,530,659	$263,142,012

Accumulated undistributed net investment income at end of period	$95,596	$135,217

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$4,252,104	$8,222,522
Dividends reinvested	1,174,898	961,920
Cost of shares redeemed	(2,126,849)	(5,297,616)

Total Class A Shares	3,300,153	3,886,826

Class C Shares
Proceeds from shares issued	33,319	337,392
Dividends reinvested	197,153	166,753
Cost of shares redeemed	(32,734)	(211,135)

Total Class C Shares	197,738	293,010

Class R Shares
Proceeds from shares issued	3,135,926	4,819,614
Dividends reinvested	3,694,326	4,158,908
Cost of shares redeemed	(9,318,055)	(22,215,234)

Total Class R Shares	(2,487,803)	(13,236,712)

30

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2020 Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$8,557,471	$22,987,288
Dividends reinvested	4,501,154	3,903,849
Cost of shares redeemed	(17,520,187)	(13,580,742)

Total Class R6 Shares	(4,461,562)	13,310,395

Institutional Service Class Shares
Proceeds from shares issued	9,101,533	17,464,072
Dividends reinvested	5,891,090	5,738,569
Cost of shares redeemed	(14,422,174)	(22,170,923)

Total Institutional Service Class Shares	570,449	1,031,718

Change in net assets from capital transactions	$(2,881,025)	$5,285,237

SHARE TRANSACTIONS:
Class A Shares
Issued	453,598	891,463
Reinvested	128,885	106,268
Redeemed	(226,854)	(571,163)

Total Class A Shares	355,629	426,568

Class C Shares
Issued	3,599	36,552
Reinvested	21,906	18,662
Redeemed	(3,572)	(22,922)

Total Class C Shares	21,933	32,292

Class R Shares
Issued	334,217	519,233
Reinvested	406,303	461,090
Redeemed	(997,847)	(2,416,724)

Total Class R Shares	(257,327)	(1,436,401)

Class R6 Shares (a)
Issued	910,285	2,486,332
Reinvested	490,923	428,399
Redeemed	(1,897,521)	(1,449,826)

Total Class R6 Shares	(496,313)	1,464,905

Institutional Service Class Shares
Issued	971,259	1,869,895
Reinvested	644,728	633,190
Redeemed	(1,531,959)	(2,385,328)

Total Institutional Service Class Shares	84,028	117,757

Total change in shares	(292,050)	605,121

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

31

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2020 Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$9.41	0.10	0.57	0.67	(0.10)	(0.45)	(0.55)	$9.53	7.36%		$23,215,776	0.60%	2.06%	0.60%	17.62%
Year Ended October 31, 2016	$9.74	0.12	0.09	0.21	(0.14)	(0.40)	(0.54)	$9.41	2.38%		$19,592,496	0.60%	1.31%	0.60%	23.70%
Year Ended October 31, 2015	$10.29	0.15	(0.11)	0.04	(0.19)	(0.40)	(0.59)	$9.74	0.37%		$16,112,317	0.55%	1.56%	0.55%	15.99%
Year Ended October 31, 2014	$10.09	0.16	0.43	0.59	(0.16)	(0.23)	(0.39)	$10.29	5.98%		$12,042,352	0.62%	1.61%	0.62%	20.25%
Year Ended October 31, 2013	$9.26	0.11	1.15	1.26	(0.12)	(0.31)	(0.43)	$10.09	14.13%		$26,221,969	0.63%	1.17%	0.63%	20.65%
Year Ended October 31, 2012	$9.19	0.09	0.60	0.69	(0.10)	(0.52)	(0.62)	$9.26	8.17%		$23,141,162	0.67%	1.06%	0.67%	49.47%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$9.30	0.07	0.55	0.62	(0.07)	(0.45)	(0.52)	$9.40	6.90%		$3,781,267	1.23%	1.45%	1.23%	17.62%
Year Ended October 31, 2016	$9.63	0.06	0.09	0.15	(0.08)	(0.40)	(0.48)	$9.30	1.76%		$3,535,573	1.24%	0.68%	1.24%	23.70%
Year Ended October 31, 2015	$10.17	0.09	(0.11)	(0.02)	(0.12)	(0.40)	(0.52)	$9.63	(0.21%	)	$3,348,791	1.22%	0.91%	1.22%	15.99%
Year Ended October 31, 2014	$10.00	0.09	0.42	0.51	(0.11)	(0.23)	(0.34)	$10.17	5.30%		$2,953,175	1.17%	0.88%	1.17%	20.25%
Year Ended October 31, 2013	$9.18	0.06	1.15	1.21	(0.08)	(0.31)	(0.39)	$10.00	13.66%		$2,900,859	1.13%	0.65%	1.13%	20.65%
Year Ended October 31, 2012	$9.14	0.05	0.58	0.63	(0.07)	(0.52)	(0.59)	$9.18	7.49%		$2,223,108	1.15%	0.52%	1.15%	49.47%

Class R Shares(g)
Six Months Ended April 30, 2017 (Unaudited)	$9.39	0.09	0.56	0.65	(0.09)	(0.45)	(0.54)	$9.50	7.10%		$63,994,712	0.88%	1.84%	0.88%	17.62%
Year Ended October 31, 2016	$9.71	0.10	0.09	0.19	(0.11)	(0.40)	(0.51)	$9.39	2.18%		$65,655,004	0.89%	1.08%	0.89%	23.70%
Year Ended October 31, 2015	$10.25	0.13	(0.12)	0.01	(0.15)	(0.40)	(0.55)	$9.71	0.08%		$81,852,928	0.88%	1.33%	0.88%	15.99%
Year Ended October 31, 2014	$10.07	0.11	0.44	0.55	(0.14)	(0.23)	(0.37)	$10.25	5.59%		$94,769,629	0.88%	1.11%	0.88%	20.25%
Year Ended October 31, 2013	$9.24	0.09	1.15	1.24	(0.10)	(0.31)	(0.41)	$10.07	13.88%		$84,157,287	0.88%	0.93%	0.88%	20.65%
Year Ended October 31, 2012	$9.18	0.07	0.59	0.66	(0.08)	(0.52)	(0.60)	$9.24	7.86%		$72,944,752	0.92%	0.80%	0.92%	49.47%

Class R6 Shares (h)
Six Months Ended April 30, 2017 (Unaudited)	$9.47	0.13	0.56	0.69	(0.12)	(0.45)	(0.57)	$9.59	7.56%		$70,630,751	0.13%	2.70%	0.13%	17.62%
Year Ended October 31, 2016	$9.79	0.17	0.09	0.26	(0.18)	(0.40)	(0.58)	$9.47	2.94%		$74,470,003	0.13%	1.79%	0.13%	23.70%
Year Ended October 31, 2015	$10.34	0.20	(0.12)	0.08	(0.23)	(0.40)	(0.63)	$9.79	0.75%		$62,653,169	0.13%	2.01%	0.13%	15.99%
Year Ended October 31, 2014	$10.14	0.18	0.46	0.64	(0.21)	(0.23)	(0.44)	$10.34	6.50%		$53,889,940	0.13%	1.78%	0.13%	20.25%
Year Ended October 31, 2013	$9.30	0.16	1.16	1.32	(0.17)	(0.31)	(0.48)	$10.14	14.75%		$29,410,147	0.13%	1.64%	0.13%	20.65%
Year Ended October 31, 2012	$9.24	0.14	0.58	0.72	(0.14)	(0.52)	(0.66)	$9.30	8.53%		$18,481,983	0.16%	1.54%	0.16%	49.47%

Institutional Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$9.43	0.11	0.57	0.68	(0.11)	(0.45)	(0.56)	$9.55	7.45%		$101,908,153	0.38%	2.29%	0.38%	17.62%
Year Ended October 31, 2016	$9.75	0.14	0.10	0.24	(0.16)	(0.40)	(0.56)	$9.43	2.69%		$99,888,936	0.38%	1.55%	0.38%	23.70%
Year Ended October 31, 2015	$10.30	0.18	(0.13)	0.05	(0.20)	(0.40)	(0.60)	$9.75	0.50%		$102,156,974	0.38%	1.80%	0.38%	15.99%
Year Ended October 31, 2014	$10.11	0.17	0.43	0.60	(0.18)	(0.23)	(0.41)	$10.30	6.15%		$98,149,868	0.38%	1.63%	0.38%	20.25%
Year Ended October 31, 2013	$9.27	0.13	1.16	1.29	(0.14)	(0.31)	(0.45)	$10.11	14.51%		$86,374,010	0.38%	1.41%	0.38%	20.65%
Year Ended October 31, 2012	$9.21	0.12	0.58	0.70	(0.12)	(0.52)	(0.64)	$9.27	8.30%		$69,185,088	0.42%	1.29%	0.42%	49.47%
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

32

Fund Overview	Nationwide Destination 2025 Fund

Asset Allocation†

Equity Funds	60.0%
Fixed Income Funds	20.8%
Alternative Assets	12.8%
Investment Contract	6.4%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Class R6	25.1%
Nationwide International Index Fund, Class R6	19.2%
Nationwide Bond Index Fund, Class R6	12.9%
Nationwide Portfolio Completion Fund, Class R6	12.8%
Nationwide Mid Cap Market Index Fund, Class R6	11.1%
Nationwide Contract	6.4%
Nationwide Core Plus Bond Fund, Class R6	5.9%
Nationwide Small Cap Index Fund, Class R6	4.6%
Nationwide Inflation-Protected Securities Fund, Class R6	2.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2017.

33

Shareholder Expense Example	Nationwide Destination 2025 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2025 Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17(a)	Expense Ratio During Period (%) 11/01/16 - 04/30/17(a)
Class A Shares	Actual	(b)	1,000.00	1,087.30	3.16	0.61
	Hypothetical	(b)(c)	1,000.00	1,021.77	3.06	0.61
Class C Shares	Actual	(b)	1,000.00	1,084.50	6.20	1.20
	Hypothetical	(b)(c)	1,000.00	1,018.84	6.01	1.20
Class R Shares	Actual	(b)	1,000.00	1,086.00	4.55	0.88
	Hypothetical	(b)(c)	1,000.00	1,020.43	4.41	0.88
Class R6 Shares(d)	Actual	(b)	1,000.00	1,089.20	0.67	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.15	0.65	0.13
Institutional Service Class Shares	Actual	(b)	1,000.00	1,088.40	1.97	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.91	1.91	0.38

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

(d)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

34

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Destination 2025 Fund

Investment Companies 93.6%

	Shares	Market Value

Alternative Assets 12.8%
Nationwide Portfolio Completion Fund, Class R6 (a)	4,142,409	$40,098,520

Total Alternative Assets (cost $39,728,178)		40,098,520

Equity Funds 60.0%
Nationwide International Index Fund, Class R6 (a)	7,476,272	60,034,462
Nationwide Mid Cap Market Index Fund, Class R6 (a)	1,868,445	34,491,501
Nationwide S&P 500 Index Fund, Class R6 (a)	5,175,605	78,513,922
Nationwide Small Cap Index Fund, Class R6 (a)	955,332	14,272,658

Total Equity Funds (cost $170,615,017)		187,312,543

Fixed Income Funds 20.8%
Nationwide Bond Index Fund, Class R6 (a)	3,666,091	40,290,340
Nationwide Core Plus Bond Fund, Class R6 (a)	1,808,781	18,521,914
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	623,164	6,163,089

Total Fixed Income Funds (cost $65,198,644)		64,975,343

Total Investment Companies (cost $275,541,839)		292,386,406

Investment Contract 6.4%

	Principal Amount

Nationwide Contract, 2.95% (a)(b)(c)	$20,069,488	20,069,488

Total Investment Contract (cost $20,069,488)		20,069,488

Total Investments (cost $295,611,327) (d) — 100.0%		312,455,894

Liabilities in excess of other assets — 0.0%†		(111,792)

NET ASSETS — 100.0%		$312,344,102

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

35

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Destination 2025 Fund
Assets:
Investments in affiliates, at value (cost $295,611,327)	$312,455,894
Receivable for investments sold	215,020
Receivable for capital shares issued	116,490

Total Assets	312,787,404

Liabilities:
Payable for capital shares redeemed	331,510
Accrued expenses and other payables:
Investment advisory fees	33,332
Distribution fees	42,083
Administrative servicing fees	35,559
Trustee fees	550
Professional fees	268

Total Liabilities	443,302

Net Assets	$312,344,102

Represented by:
Capital	$282,275,842
Accumulated undistributed net investment income	19,291
Accumulated net realized gains from affiliated investments	13,204,402
Net unrealized appreciation/(depreciation) from investments in affiliates	16,844,567

Net Assets	$312,344,102

Net Assets:
Class A Shares	$35,585,785
Class C Shares	2,931,621
Class R Shares	79,190,457
Class R6 Shares	83,443,128
Institutional Service Class Shares	111,193,111

Total	$312,344,102

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	3,612,986
Class C Shares	300,618
Class R Shares	8,064,891
Class R6 Shares	8,416,080
Institutional Service Class Shares	11,273,932

Total	31,668,507

36

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Destination 2025 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.85
Class C Shares (b)	$9.75
Class R Shares	$9.82
Class R6 Shares	$9.91
Institutional Service Class Shares	$9.86
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.45

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

37

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Destination 2025 Fund
INVESTMENT INCOME:
Dividend income from affiliates	$4,052,970
Interest income from affiliates	188,477

Total Income	4,241,447

EXPENSES:
Investment advisory fees	198,215
Distribution fees Class A	41,896
Distribution fees Class C	13,964
Distribution fees Class R	200,043
Administrative servicing fees Class A	38,545
Administrative servicing fees Class C	977
Administrative servicing fees Class R	100,022
Administrative servicing fees Institutional Service Class	134,703
Professional fees	1,791
Trustee fees	4,154

Total Expenses	734,310

NET INVESTMENT INCOME	3,507,137

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from affiliated Underlying Funds	8,181,202
Net realized gains from investment transactions with affiliates	7,581,035

Net realized gains from affiliated investments	15,762,237

Net change in unrealized appreciation/(depreciation) from investments in affiliates	6,598,380

Net realized/unrealized gains from affiliated investments	22,360,617

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$25,867,754

The accompanying notes are an integral part of these financial statements.

38

Statements of Changes in Net Assets

	Nationwide Destination 2025 Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$3,507,137	$3,673,949
Net realized gains from affiliated investments	15,762,237	15,974,012
Net change in unrealized appreciation/(depreciation) from investments in affiliates	6,598,380	(11,912,135)

Change in net assets resulting from operations	25,867,754	7,735,826

Distributions to Shareholders From:
Net investment income:
Class A	(356,557)	(337,268)
Class C	(23,706)	(16,102)
Class R	(755,896)	(845,901)
Class R6 (a)	(1,130,145)	(1,301,399)
Institutional Service Class	(1,262,142)	(1,461,890)
Net realized gains:
Class A	(1,726,311)	(888,934)
Class C	(146,141)	(79,442)
Class R	(4,255,236)	(3,350,255)
Class R6 (a)	(4,578,031)	(2,578,309)
Institutional Service Class	(5,525,385)	(3,665,905)

Change in net assets from shareholder distributions	(19,759,550)	(14,525,405)

Change in net assets from capital transactions	5,011,471	19,690,526

Change in net assets	11,119,675	12,900,947

Net Assets:
Beginning of period	301,224,427	288,323,480

End of period	$312,344,102	$301,224,427

Accumulated undistributed net investment income at end of period	$19,291	$40,600

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$4,783,931	$10,497,059
Dividends reinvested	2,075,988	1,221,691
Cost of shares redeemed	(3,552,413)	(2,995,551)

Total Class A Shares	3,307,506	8,723,199

Class C Shares
Proceeds from shares issued	160,752	766,089
Dividends reinvested	169,847	95,544
Cost of shares redeemed	(117,683)	(198,402)

Total Class C Shares	212,916	663,231

Class R Shares
Proceeds from shares issued	4,030,016	8,035,087
Dividends reinvested	5,011,132	4,196,156
Cost of shares redeemed	(13,401,912)	(21,788,876)

Total Class R Shares	(4,360,764)	(9,557,633)

39

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2025 Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$12,464,121	$26,176,389
Dividends reinvested	5,708,176	3,879,708
Cost of shares redeemed	(19,278,105)	(13,442,022)

Total Class R6 Shares	(1,105,808)	16,614,075

Institutional Service Class Shares
Proceeds from shares issued	11,942,045	16,879,380
Dividends reinvested	6,787,527	5,127,795
Cost of shares redeemed	(11,771,951)	(18,759,521)

Total Institutional Service Class Shares	6,957,621	3,247,654

Change in net assets from capital transactions	$5,011,471	$19,690,526

SHARE TRANSACTIONS:
Class A Shares
Issued	494,109	1,113,184
Reinvested	221,232	132,002
Redeemed	(365,914)	(314,130)

Total Class A Shares	349,427	931,056

Class C Shares
Issued	16,793	81,980
Reinvested	18,263	10,427
Redeemed	(12,216)	(20,972)

Total Class C Shares	22,840	71,435

Class R Shares
Issued	418,518	853,161
Reinvested	535,918	455,113
Redeemed	(1,385,139)	(2,308,529)

Total Class R Shares	(430,703)	(1,000,255)

Class R6 Shares (a)
Issued	1,276,840	2,759,405
Reinvested	604,219	416,476
Redeemed	(2,024,355)	(1,404,871)

Total Class R6 Shares	(143,296)	1,771,010

Institutional Service Class Shares
Issued	1,235,284	1,775,987
Reinvested	722,374	553,503
Redeemed	(1,211,340)	(1,965,562)

Total Institutional Service Class Shares	746,318	363,928

Total change in shares	544,586	2,137,174

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

40

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2025 Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$9.67	0.10	0.71	0.81	(0.11)	(0.52)	(0.63)	$9.85	8.73%		$35,585,785	0.61%	2.10%	0.61%	21.69%
Year Ended October 31, 2016	$9.94	0.11	0.10	0.21	(0.12)	(0.36)	(0.48)	$9.67	2.44%		$31,546,828	0.61%	1.11%	0.61%	19.19%
Year Ended October 31, 2015	$10.54	0.15	(0.14)	0.01	(0.19)	(0.42)	(0.61)	$9.94	0.16%		$23,187,219	0.54%	1.50%	0.54%	11.50%
Year Ended October 31, 2014	$10.34	0.15	0.51	0.66	(0.15)	(0.31)	(0.46)	$10.54	6.56%		$17,687,789	0.62%	1.47%	0.62%	14.81%
Year Ended October 31, 2013	$9.21	0.11	1.45	1.56	(0.12)	(0.31)	(0.43)	$10.34	17.68%		$27,833,711	0.63%	1.17%	0.63%	17.23%
Year Ended October 31, 2012	$9.11	0.09	0.65	0.74	(0.10)	(0.54)	(0.64)	$9.21	8.82%		$24,342,321	0.66%	1.03%	0.66%	37.48%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$9.58	0.07	0.71	0.78	(0.09)	(0.52)	(0.61)	$9.75	8.45%		$2,931,621	1.20%	1.53%	1.20%	21.69%
Year Ended October 31, 2016	$9.86	0.05	0.10	0.15	(0.07)	(0.36)	(0.43)	$9.58	1.77%		$2,661,689	1.20%	0.52%	1.20%	19.19%
Year Ended October 31, 2015	$10.46	0.09	(0.14)	(0.05)	(0.13)	(0.42)	(0.55)	$9.86	(0.47%	)	$2,034,952	1.20%	0.91%	1.20%	11.50%
Year Ended October 31, 2014	$10.29	0.08	0.51	0.59	(0.11)	(0.31)	(0.42)	$10.46	5.88%		$1,839,120	1.17%	0.82%	1.17%	14.81%
Year Ended October 31, 2013	$9.17	0.06	1.46	1.52	(0.09)	(0.31)	(0.40)	$10.29	17.18%		$1,869,454	1.13%	0.57%	1.13%	17.23%
Year Ended October 31, 2012	$9.08	0.05	0.64	0.69	(0.06)	(0.54)	(0.60)	$9.17	8.25%		$1,118,036	1.16%	0.53%	1.16%	37.48%

Class R Shares (g)
Six Months Ended April 30, 2017 (Unaudited)	$9.64	0.09	0.70	0.79	(0.09)	(0.52)	(0.61)	$9.82	8.60%		$79,190,457	0.88%	1.88%	0.88%	21.69%
Year Ended October 31, 2016	$9.91	0.08	0.10	0.18	(0.09)	(0.36)	(0.45)	$9.64	2.13%		$81,876,794	0.88%	0.89%	0.88%	19.19%
Year Ended October 31, 2015	$10.50	0.13	(0.15)	(0.02)	(0.15)	(0.42)	(0.57)	$9.91	(0.14%	)	$94,100,551	0.88%	1.27%	0.88%	11.50%
Year Ended October 31, 2014	$10.32	0.11	0.51	0.62	(0.13)	(0.31)	(0.44)	$10.50	6.20%		$107,412,528	0.88%	1.05%	0.88%	14.81%
Year Ended October 31, 2013	$9.19	0.09	1.45	1.54	(0.10)	(0.31)	(0.41)	$10.32	17.43%		$93,768,765	0.88%	0.93%	0.88%	17.23%
Year Ended October 31, 2012	$9.10	0.07	0.64	0.71	(0.08)	(0.54)	(0.62)	$9.19	8.45%		$78,346,959	0.91%	0.78%	0.91%	37.48%

Class R6 Shares (h)
Six Months Ended April 30, 2017 (Unaudited)	$9.73	0.13	0.70	0.83	(0.13)	(0.52)	(0.65)	$9.91	8.92%		$83,443,128	0.13%	2.77%	0.13%	21.69%
Year Ended October 31, 2016	$10.00	0.15	0.11	0.26	(0.17)	(0.36)	(0.53)	$9.73	2.89%		$83,247,797	0.13%	1.61%	0.13%	19.19%
Year Ended October 31, 2015	$10.59	0.20	(0.14)	0.06	(0.23)	(0.42)	(0.65)	$10.00	0.63%		$67,863,127	0.13%	1.94%	0.13%	11.50%
Year Ended October 31, 2014	$10.40	0.18	0.53	0.71	(0.21)	(0.31)	(0.52)	$10.59	7.03%		$57,449,074	0.13%	1.70%	0.13%	14.81%
Year Ended October 31, 2013	$9.26	0.16	1.46	1.62	(0.17)	(0.31)	(0.48)	$10.40	18.28%		$31,917,185	0.13%	1.61%	0.13%	17.23%
Year Ended October 31, 2012	$9.16	0.13	0.65	0.78	(0.14)	(0.54)	(0.68)	$9.26	9.30%		$17,552,556	0.16%	1.49%	0.16%	37.48%

Institutional Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$9.68	0.11	0.71	0.82	(0.12)	(0.52)	(0.64)	$9.86	8.84%		$111,193,111	0.38%	2.33%	0.38%	21.69%
Year Ended October 31, 2016	$9.95	0.13	0.10	0.23	(0.14)	(0.36)	(0.50)	$9.68	2.64%		$101,891,319	0.38%	1.37%	0.38%	19.19%
Year Ended October 31, 2015	$10.55	0.17	(0.14)	0.03	(0.21)	(0.42)	(0.63)	$9.95	0.28%		$101,137,631	0.38%	1.72%	0.38%	11.50%
Year Ended October 31, 2014	$10.36	0.16	0.52	0.68	(0.18)	(0.31)	(0.49)	$10.55	6.80%		$94,761,257	0.38%	1.56%	0.38%	14.81%
Year Ended October 31, 2013	$9.22	0.13	1.47	1.60	(0.15)	(0.31)	(0.46)	$10.36	18.07%		$77,247,913	0.38%	1.38%	0.38%	17.23%
Year Ended October 31, 2012	$9.13	0.11	0.64	0.75	(0.12)	(0.54)	(0.66)	$9.22	8.96%		$54,414,481	0.41%	1.28%	0.41%	37.48%

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

41

Fund Overview	Nationwide Destination 2030 Fund

Asset Allocation†

Equity Funds	66.5%
Alternative Assets	14.8%
Fixed Income Funds	14.8%
Investment Contract	3.9%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Class R6	27.1%
Nationwide International Index Fund, Class R6	20.3%
Nationwide Portfolio Completion Fund, Class R6	14.8%
Nationwide Mid Cap Market Index Fund, Class R6	13.0%
Nationwide Bond Index Fund, Class R6	9.9%
Nationwide Small Cap Index Fund, Class R6	6.1%
Nationwide Core Plus Bond Fund, Class R6	4.9%
Nationwide Contract	3.9%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2017.

42

Shareholder Expense Example	Nationwide Destination 2030 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2030 Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17(a)	Expense Ratio During Period (%) 11/01/16 - 04/30/17(a)
Class A Shares	Actual	(b)	1,000.00	1,099.60	3.23	0.62
	Hypothetical	(b)(c)	1,000.00	1,021.72	3.11	0.62
Class C Shares	Actual	(b)	1,000.00	1,095.90	6.08	1.17
	Hypothetical	(b)(c)	1,000.00	1,018.99	5.86	1.17
Class R Shares	Actual	(b)	1,000.00	1,097.40	4.58	0.88
	Hypothetical	(b)(c)	1,000.00	1,020.43	4.41	0.88
Class R6 Shares(d)	Actual	(b)	1,000.00	1,101.50	0.68	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.15	0.65	0.13
Institutional Service Class Shares	Actual	(b)	1,000.00	1,100.70	1.98	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.91	1.91	0.38

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

(d)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

43

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Destination 2030 Fund

Investment Companies 96.1%

	Shares	Market Value

Alternative Assets 14.8%
Nationwide Portfolio Completion Fund, Class R6 (a)	4,762,489	$46,100,894

Total Alternative Assets (cost $45,434,358)		46,100,894

Equity Funds 66.5%
Nationwide International Index Fund, Class R6 (a)	7,862,663	63,137,185
Nationwide Mid Cap Market Index Fund, Class R6 (a)	2,187,002	40,372,051
Nationwide S&P 500 Index Fund, Class R6 (a)	5,539,562	84,035,160
Nationwide Small Cap Index Fund, Class R6 (a)	1,261,671	18,849,371

Total Equity Funds (cost $186,691,357)		206,393,767

Fixed Income Funds 14.8%
Nationwide Bond Index Fund, Class R6 (a)	2,787,333	30,632,792
Nationwide Core Plus Bond Fund, Class R6 (a)	1,493,792	15,296,435

Total Fixed Income Funds (cost $46,049,614)		45,929,227

Total Investment Companies (cost $278,175,329)		298,423,888

Investment Contract 3.9%

	Principal Amount

Nationwide Contract, 2.95% (a)(b)(c)	$12,239,772	12,239,772

Total Investment Contract (cost $12,239,772)		12,239,772

Total Investments (cost $290,415,101) (d) — 100.0%		310,663,660

Liabilities in excess of other assets — 0.0%†		(119,946)

NET ASSETS — 100.0%		$310,543,714

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

44

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Destination 2030 Fund
Assets:
Investments in affiliates, at value (cost $290,415,101)	$310,663,660
Receivable for investments sold	42,924
Receivable for capital shares issued	172,164

Total Assets	310,878,748

Liabilities:
Payable for capital shares redeemed	215,088
Accrued expenses and other payables:
Investment advisory fees	32,919
Distribution fees	43,146
Administrative servicing fees	43,120
Trustee fees	503
Professional fees	258

Total Liabilities	335,034

Net Assets	$310,543,714

Represented by:
Capital	$276,735,230
Accumulated distributions in excess of net investment income	(62,488)
Accumulated net realized gains from affiliated investments	13,622,413
Net unrealized appreciation/(depreciation) from investments in affiliates	20,248,559

Net Assets	$310,543,714

Net Assets:
Class A Shares	$36,513,349
Class C Shares	1,913,988
Class R Shares	84,439,900
Class R6 Shares	81,922,855
Institutional Service Class Shares	105,753,622

Total	$310,543,714

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	3,832,265
Class C Shares	203,000
Class R Shares	8,913,639
Class R6 Shares	8,542,024
Institutional Service Class Shares	11,085,295

Total	32,576,223

45

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Destination 2030 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.53
Class C Shares (b)	$9.43
Class R Shares	$9.47
Class R6 Shares	$9.59
Institutional Service Class Shares	$9.54
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.11

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

46

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Destination 2030 Fund
INVESTMENT INCOME:
Dividend income from affiliates	$3,952,266
Interest income from affiliates	116,777

Total Income	4,069,043

EXPENSES:
Investment advisory fees	192,769
Distribution fees Class A	41,352
Distribution fees Class C	9,218
Distribution fees Class R	206,417
Administrative servicing fees Class A	39,698
Administrative servicing fees Class C	369
Administrative servicing fees Class R	103,208
Administrative servicing fees Institutional Service Class	125,469
Professional fees	1,725
Trustee fees	4,006

Total Expenses	724,231

NET INVESTMENT INCOME	3,344,812

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from affiliated Underlying Funds	9,148,736
Net realized gains from investment transactions with affiliates	6,725,622

Net realized gains from affiliated investments	15,874,358

Net change in unrealized appreciation/(depreciation) from investments in affiliates	8,918,832

Net realized/unrealized gains from affiliated investments	24,793,190

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$28,138,002

The accompanying notes are an integral part of these financial statements.

47

Statements of Changes in Net Assets

	Nationwide Destination 2030 Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$3,344,812	$3,380,189
Net realized gains from affiliated investments	15,874,358	17,346,149
Net change in unrealized appreciation/(depreciation) from investments in affiliates	8,918,832	(13,353,357)

Change in net assets resulting from operations	28,138,002	7,372,981

Distributions to Shareholders From:
Net investment income:
Class A	(349,103)	(316,863)
Class C	(15,950)	(12,110)
Class R	(790,347)	(885,377)
Class R6 (a)	(1,077,225)	(1,218,357)
Institutional Service Class	(1,174,675)	(1,296,647)
Net realized gains:
Class A	(1,894,984)	(977,662)
Class C	(106,938)	(67,078)
Class R	(4,937,057)	(3,992,081)
Class R6 (a)	(4,851,588)	(2,678,258)
Institutional Service Class	(5,744,437)	(3,569,840)

Change in net assets from shareholder distributions	(20,942,304)	(15,014,273)

Change in net assets from capital transactions	14,209,499	15,032,137

Change in net assets	21,405,197	7,390,845

Net Assets:
Beginning of period	289,138,517	281,747,672

End of period	$310,543,714	$289,138,517

Accumulated distributions in excess of net investment income at end of period	$(62,488)	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$5,926,604	$10,605,260
Dividends reinvested	2,244,087	1,294,525
Cost of shares redeemed	(2,824,559)	(5,039,234)

Total Class A Shares	5,346,132	6,860,551

Class C Shares
Proceeds from shares issued	78,984	153,804
Dividends reinvested	122,888	79,188
Cost of shares redeemed	(76,349)	(108,668)

Total Class C Shares	125,523	124,324

Class R Shares
Proceeds from shares issued	3,273,988	6,532,360
Dividends reinvested	5,727,404	4,877,458
Cost of shares redeemed	(10,442,673)	(26,048,106)

Total Class R Shares	(1,441,281)	(14,638,288)

48

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2030 Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$11,948,369	$25,624,166
Dividends reinvested	5,928,813	3,896,615
Cost of shares redeemed	(16,552,403)	(12,972,445)

Total Class R6 Shares	1,324,779	16,548,336

Institutional Service Class Shares
Proceeds from shares issued	11,972,298	17,575,507
Dividends reinvested	6,919,112	4,866,487
Cost of shares redeemed	(10,037,064)	(16,304,780)

Total Institutional Service Class Shares	8,854,346	6,137,214

Change in net assets from capital transactions	$14,209,499	$15,032,137

SHARE TRANSACTIONS:
Class A Shares
Issued	633,952	1,174,309
Reinvested	247,889	145,506
Redeemed	(303,348)	(554,244)

Total Class A Shares	578,493	765,571

Class C Shares
Issued	8,737	17,835
Reinvested	13,700	9,000
Redeemed	(8,279)	(12,500)

Total Class C Shares	14,158	14,335

Class R Shares
Issued	352,046	722,862
Reinvested	636,378	552,092
Redeemed	(1,128,821)	(2,883,597)

Total Class R Shares	(140,397)	(1,608,643)

Class R6 Shares (a)
Issued	1,270,242	2,815,871
Reinvested	650,348	435,439
Redeemed	(1,799,839)	(1,416,961)

Total Class R6 Shares	120,751	1,834,349

Institutional Service Class Shares
Issued	1,279,377	1,928,610
Reinvested	763,270	546,858
Redeemed	(1,071,499)	(1,767,747)

Total Institutional Service Class Shares	971,148	707,721

Total change in shares	1,544,153	1,713,333

Amount designated as “–” is zero or has been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

49

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2030 Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$9.31	0.10	0.79	0.89	(0.10)	(0.57)	(0.67)	$9.53	9.96%		$36,513,349	0.62%	2.06%	0.62%	18.69%
Year Ended October 31, 2016	$9.61	0.10	0.09	0.19	(0.11)	(0.38)	(0.49)	$9.31	2.33%		$30,305,410	0.62%	1.04%	0.62%	17.46%
Year Ended October 31, 2015	$10.49	0.14	(0.12)	0.02	(0.18)	(0.72)	(0.90)	$9.61	0.14%		$23,920,959	0.60%	1.46%	0.60%	10.87%
Year Ended October 31, 2014	$10.49	0.14	0.55	0.69	(0.14)	(0.55)	(0.69)	$10.49	6.98%		$19,436,264	0.64%	1.37%	0.64%	21.24%
Year Ended October 31, 2013	$9.17	0.12	1.70	1.82	(0.13)	(0.37)	(0.50)	$10.49	20.74%		$49,286,478	0.63%	1.22%	0.63%	18.67%
Year Ended October 31, 2012	$8.89	0.09	0.68	0.77	(0.10)	(0.39)	(0.49)	$9.17	9.26%		$42,044,565	0.67%	1.01%	0.67%	29.14%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$9.23	0.07	0.78	0.85	(0.08)	(0.57)	(0.65)	$9.43	9.59%		$1,913,988	1.17%	1.51%	1.17%	18.69%
Year Ended October 31, 2016	$9.53	0.05	0.10	0.15	(0.07)	(0.38)	(0.45)	$9.23	1.83%		$1,742,857	1.17%	0.53%	1.17%	17.46%
Year Ended October 31, 2015	$10.42	0.09	(0.13)	(0.04)	(0.13)	(0.72)	(0.85)	$9.53	(0.43%	)	$1,663,876	1.16%	0.97%	1.16%	10.87%
Year Ended October 31, 2014	$10.45	0.08	0.55	0.63	(0.11)	(0.55)	(0.66)	$10.42	6.39%		$1,672,313	1.15%	0.77%	1.15%	21.24%
Year Ended October 31, 2013	$9.13	0.07	1.71	1.78	(0.09)	(0.37)	(0.46)	$10.45	20.32%		$1,400,404	1.13%	0.71%	1.13%	18.67%
Year Ended October 31, 2012	$8.86	0.05	0.66	0.71	(0.05)	(0.39)	(0.44)	$9.13	8.63%		$1,127,956	1.17%	0.51%	1.17%	29.14%

Class R Shares (g)
Six Months Ended April 30, 2017 (Unaudited)	$9.26	0.09	0.78	0.87	(0.09)	(0.57)	(0.66)	$9.47	9.74%		$84,439,900	0.88%	1.87%	0.88%	18.69%
Year Ended October 31, 2016	$9.56	0.08	0.09	0.17	(0.09)	(0.38)	(0.47)	$9.26	2.05%		$83,871,705	0.89%	0.85%	0.89%	17.46%
Year Ended October 31, 2015	$10.44	0.12	(0.12)	—	(0.16)	(0.72)	(0.88)	$9.56	(0.11%	)	$101,958,591	0.88%	1.25%	0.88%	10.87%
Year Ended October 31, 2014	$10.46	0.10	0.56	0.66	(0.13)	(0.55)	(0.68)	$10.44	6.69%		$113,908,367	0.88%	0.99%	0.88%	21.24%
Year Ended October 31, 2013	$9.14	0.09	1.71	1.80	(0.11)	(0.37)	(0.48)	$10.46	20.52%		$96,468,521	0.88%	0.95%	0.88%	18.67%
Year Ended October 31, 2012	$8.87	0.07	0.67	0.74	(0.08)	(0.39)	(0.47)	$9.14	8.91%		$75,603,163	0.91%	0.75%	0.91%	29.14%

Class R6 Shares (h)
Six Months Ended April 30, 2017 (Unaudited)	$9.37	0.13	0.79	0.92	(0.13)	(0.57)	(0.70)	$9.59	10.15%		$81,922,855	0.13%	2.69%	0.13%	18.69%
Year Ended October 31, 2016	$9.67	0.14	0.10	0.24	(0.16)	(0.38)	(0.54)	$9.37	2.81%		$78,906,228	0.13%	1.56%	0.13%	17.46%
Year Ended October 31, 2015	$10.54	0.19	(0.11)	0.08	(0.23)	(0.72)	(0.95)	$9.67	0.71%		$63,680,263	0.13%	1.90%	0.13%	10.87%
Year Ended October 31, 2014	$10.55	0.18	0.57	0.75	(0.21)	(0.55)	(0.76)	$10.54	7.51%		$47,412,593	0.13%	1.69%	0.13%	21.24%
Year Ended October 31, 2013	$9.22	0.16	1.72	1.88	(0.18)	(0.37)	(0.55)	$10.55	21.34%		$30,335,443	0.13%	1.62%	0.13%	18.67%
Year Ended October 31, 2012	$8.94	0.13	0.68	0.81	(0.14)	(0.39)	(0.53)	$9.22	9.75%		$17,384,899	0.16%	1.47%	0.16%	29.14%

Institutional Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$9.32	0.11	0.79	0.90	(0.11)	(0.57)	(0.68)	$9.54	10.07%		$105,753,622	0.38%	2.30%	0.38%	18.69%
Year Ended October 31, 2016	$9.62	0.12	0.09	0.21	(0.13)	(0.38)	(0.51)	$9.32	2.56%		$94,312,317	0.38%	1.31%	0.38%	17.46%
Year Ended October 31, 2015	$10.50	0.17	(0.13)	0.04	(0.20)	(0.72)	(0.92)	$9.62	0.36%		$90,523,983	0.38%	1.70%	0.38%	10.87%
Year Ended October 31, 2014	$10.51	0.16	0.56	0.72	(0.18)	(0.55)	(0.73)	$10.50	7.27%		$81,083,707	0.38%	1.50%	0.38%	21.24%
Year Ended October 31, 2013	$9.18	0.14	1.71	1.85	(0.15)	(0.37)	(0.52)	$10.51	21.14%		$63,959,756	0.38%	1.41%	0.38%	18.67%
Year Ended October 31, 2012	$8.91	0.11	0.67	0.78	(0.12)	(0.39)	(0.51)	$9.18	9.40%		$44,037,894	0.41%	1.25%	0.41%	29.14%

Amount designated as “–” is zero or has been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

50

Fund Overview	Nationwide Destination 2035 Fund

Asset Allocation†

Equity Funds	71.3%
Alternative Assets	14.9%
Fixed Income Funds	10.8%
Investment Contract	3.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Class R6	28.1%
Nationwide International Index Fund, Class R6	22.1%
Nationwide Portfolio Completion Fund, Class R6	14.9%
Nationwide Mid Cap Market Index Fund, Class R6	14.0%
Nationwide Bond Index Fund, Class R6	7.9%
Nationwide Small Cap Index Fund, Class R6	7.1%
Nationwide Contract	3.0%
Nationwide Core Plus Bond Fund, Class R6	2.9%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2017.

51

Shareholder Expense Example	Nationwide Destination 2035 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2035 Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17(a)	Expense Ratio During Period (%) 11/01/16 - 04/30/17(a)
Class A Shares	Actual	(b)	1,000.00	1,106.80	3.19	0.61
	Hypothetical	(b)(c)	1,000.00	1,021.77	3.06	0.61
Class C Shares	Actual	(b)	1,000.00	1,103.40	6.36	1.22
	Hypothetical	(b)(c)	1,000.00	1,018.74	6.11	1.22
Class R Shares	Actual	(b)	1,000.00	1,105.40	4.59	0.88
	Hypothetical	(b)(c)	1,000.00	1,020.43	4.41	0.88
Class R6 Shares(d)	Actual	(b)	1,000.00	1,109.70	0.68	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.15	0.65	0.13
Institutional Service Class Shares	Actual	(b)	1,000.00	1,107.80	1.99	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.91	1.91	0.38

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

(d)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

52

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Destination 2035 Fund

Investment Companies 97.0%

	Shares	Market Value

Alternative Assets 14.9%
Nationwide Portfolio Completion Fund, Class R6 (a)	3,926,128	$38,004,921

Total Alternative Assets (cost $37,505,724)		38,004,921

Equity Funds 71.3%
Nationwide International Index Fund, Class R6 (a)	7,013,244	56,316,347
Nationwide Mid Cap Market Index Fund, Class R6 (a)	1,939,871	35,810,026
Nationwide S&P 500 Index Fund, Class R6 (a)	4,720,870	71,615,592
Nationwide Small Cap Index Fund, Class R6 (a)	1,209,387	18,068,236

Total Equity Funds (cost $166,647,201)		181,810,201

Fixed Income Funds 10.8%
Nationwide Bond Index Fund, Class R6 (a)	1,833,880	20,154,345
Nationwide Core Plus Bond Fund, Class R6 (a)	736,119	7,537,857

Total Fixed Income Funds (cost $27,806,304)		27,692,202

Total Investment Companies (cost $231,959,229)		247,507,324

Investment Contract 3.0%

	Principal Amount

Nationwide Contract, 2.95% (a)(b)(c)	$7,539,452	7,539,452

Total Investment Contract (cost $7,539,452)		7,539,452

Total Investments (cost $239,498,681) (d) — 100.0%		255,046,776

Liabilities in excess of other assets — 0.0%†		(96,042)

NET ASSETS — 100.0%		$254,950,734

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

53

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Destination 2035 Fund
Assets:
Investments in affiliates, at value (cost $239,498,681)	$255,046,776
Receivable for investments sold	330,599
Receivable for capital shares issued	90,139

Total Assets	255,467,514

Liabilities:
Payable for capital shares redeemed	417,805
Accrued expenses and other payables:
Investment advisory fees	27,076
Distribution fees	38,257
Administrative servicing fees	33,236
Trustee fees	223
Professional fees	183

Total Liabilities	516,780

Net Assets	$254,950,734

Represented by:
Capital	$227,774,370
Accumulated distributions in excess of net investment income	(94,076)
Accumulated net realized gains from affiliated investments	11,722,345
Net unrealized appreciation/(depreciation) from investments in affiliates	15,548,095

Net Assets	$254,950,734

Net Assets:
Class A Shares	$34,522,361
Class C Shares	2,382,350
Class R Shares	72,015,678
Class R6 Shares	57,397,800
Institutional Service Class Shares	88,632,545

Total	$254,950,734

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	3,394,908
Class C Shares	238,448
Class R Shares	7,124,766
Class R6 Shares	5,607,877
Institutional Service Class Shares	8,706,532

Total	25,072,531

54

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Destination 2035 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.17
Class C Shares (b)	$9.99
Class R Shares	$10.11
Class R6 Shares	$10.24
Institutional Service Class Shares	$10.18
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.79

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

55

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Destination 2035 Fund
INVESTMENT INCOME:
Dividend income from affiliates	$3,235,582
Interest income from affiliates	36,994

Total Income	3,272,576

EXPENSES:
Investment advisory fees	157,351
Distribution fees Class A	37,367
Distribution fees Class C	11,227
Distribution fees Class R	176,089
Administrative servicing fees Class A	34,378
Administrative servicing fees Class C	1,010
Administrative servicing fees Class R	88,044
Administrative servicing fees Institutional Service Class	105,171
Professional fees	1,393
Trustee fees	3,105

Total Expenses	615,135

NET INVESTMENT INCOME	2,657,441

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from affiliated Underlying Funds	8,017,822
Net realized gains from investment transactions with affiliates	5,174,122

Net realized gains from affiliated investments	13,191,944

Net change in unrealized appreciation/(depreciation) from investments in affiliates	8,802,146

Net realized/unrealized gains from affiliated investments	21,994,090

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$24,651,531

The accompanying notes are an integral part of these financial statements.

56

Statements of Changes in Net Assets

	Nationwide Destination 2035 Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$2,657,441	$2,419,262
Net realized gains from affiliated investments	13,191,944	13,556,152
Net change in unrealized appreciation/(depreciation) from investments in affiliates	8,802,146	(10,506,187)

Change in net assets resulting from operations	24,651,531	5,469,227

Distributions to Shareholders From:
Net investment income:
Class A	(298,471)	(249,530)
Class C	(20,460)	(13,306)
Class R	(711,642)	(660,129)
Class R6 (a)	(764,539)	(842,540)
Institutional Service Class	(956,405)	(980,200)
Net realized gains:
Class A	(1,570,976)	(849,641)
Class C	(127,192)	(81,904)
Class R	(4,068,702)	(3,309,939)
Class R6 (a)	(3,352,164)	(2,066,903)
Institutional Service Class	(4,568,593)	(2,957,644)

Change in net assets from shareholder distributions	(16,439,144)	(12,011,736)

Change in net assets from capital transactions	16,157,318	22,240,546

Change in net assets	24,369,705	15,698,037

Net Assets:
Beginning of period	230,581,029	214,882,992

End of period	$254,950,734	$230,581,029

Accumulated distributions in excess of net investment income at end of period	$(94,076)	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$7,059,137	$9,345,239
Dividends reinvested	1,869,340	1,099,084
Cost of shares redeemed	(2,053,144)	(2,758,385)

Total Class A Shares	6,875,333	7,685,938

Class C Shares
Proceeds from shares issued	130,639	372,809
Dividends reinvested	147,652	95,210
Cost of shares redeemed	(91,989)	(87,724)

Total Class C Shares	186,302	380,295

Class R Shares
Proceeds from shares issued	4,683,758	6,594,165
Dividends reinvested	4,780,344	3,970,068
Cost of shares redeemed	(8,359,424)	(16,994,464)

Total Class R Shares	1,104,678	(6,430,231)

57

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2035 Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$9,992,487	$18,021,139
Dividends reinvested	4,116,703	2,909,443
Cost of shares redeemed	(13,520,033)	(11,687,139)

Total Class R6 Shares	589,157	9,243,443

Institutional Service Class Shares
Proceeds from shares issued	10,093,915	16,746,683
Dividends reinvested	5,524,998	3,937,844
Cost of shares redeemed	(8,217,065)	(9,323,426)

Total Institutional Service Class Shares	7,401,848	11,361,101

Change in net assets from capital transactions	$16,157,318	$22,240,546

SHARE TRANSACTIONS:
Class A Shares
Issued	709,785	977,506
Reinvested	194,099	117,129
Redeemed	(206,528)	(290,184)

Total Class A Shares	697,356	804,451

Class C Shares
Issued	13,330	39,382
Reinvested	15,575	10,308
Redeemed	(9,473)	(9,447)

Total Class C Shares	19,432	40,243

Class R Shares
Issued	471,093	688,064
Reinvested	498,992	425,895
Redeemed	(852,267)	(1,797,349)

Total Class R Shares	117,818	(683,390)

Class R6 Shares (a)
Issued	998,279	1,884,383
Reinvested	424,612	308,101
Redeemed	(1,386,704)	(1,206,939)

Total Class R6 Shares	36,187	985,545

Institutional Service Class Shares
Issued	1,014,701	1,731,451
Reinvested	572,938	419,464
Redeemed	(824,129)	(952,286)

Total Institutional Service Class Shares	763,510	1,198,629

Total change in shares	1,634,303	2,345,478

Amount designated as “–” is zero or has been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

58

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2035 Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$9.84	0.10	0.91	1.01	(0.11)	(0.57)	(0.68)	$10.17	10.68%		$34,522,361	0.61%	1.95%	0.61%	19.32%
Year Ended October 31, 2016	$10.19	0.09	0.12	0.21	(0.12)	(0.44)	(0.56)	$9.84	2.29%		$26,536,014	0.61%	0.96%	0.61%	11.83%
Year Ended October 31, 2015	$10.81	0.15	(0.13)	0.02	(0.19)	(0.45)	(0.64)	$10.19	0.19%		$19,294,536	0.60%	1.45%	0.60%	9.35%
Year Ended October 31, 2014	$10.67	0.15	0.60	0.75	(0.16)	(0.45)	(0.61)	$10.81	7.27%		$14,166,361	0.62%	1.38%	0.62%	8.21%
Year Ended October 31, 2013	$9.09	0.12	1.91	2.03	(0.14)	(0.31)	(0.45)	$10.67	23.24%		$16,026,739	0.63%	1.25%	0.63%	18.63%
Year Ended October 31, 2012	$8.65	0.09	0.70	0.79	(0.10)	(0.25)	(0.35)	$9.09	9.60%		$12,557,034	0.66%	0.99%	0.66%	19.07%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$9.69	0.07	0.89	0.96	(0.09)	(0.57)	(0.66)	$9.99	10.34%		$2,382,350	1.22%	1.45%	1.22%	19.32%
Year Ended October 31, 2016	$10.06	0.04	0.10	0.14	(0.07)	(0.44)	(0.51)	$9.69	1.62%		$2,122,005	1.22%	0.39%	1.22%	11.83%
Year Ended October 31, 2015	$10.69	0.09	(0.13)	(0.04)	(0.14)	(0.45)	(0.59)	$10.06	(0.42%	)	$1,798,184	1.22%	0.88%	1.22%	9.35%
Year Ended October 31, 2014	$10.57	0.07	0.61	0.68	(0.11)	(0.45)	(0.56)	$10.69	6.69%		$1,743,485	1.18%	0.70%	1.18%	8.21%
Year Ended October 31, 2013	$9.02	0.07	1.89	1.96	(0.10)	(0.31)	(0.41)	$10.57	22.57%		$1,384,187	1.13%	0.76%	1.13%	18.63%
Year Ended October 31, 2012	$8.60	0.04	0.70	0.74	(0.07)	(0.25)	(0.32)	$9.02	9.16%		$1,038,535	1.15%	0.42%	1.15%	19.07%

Class R Shares (g)
Six Months Ended April 30, 2017 (Unaudited)	$9.79	0.09	0.90	0.99	(0.10)	(0.57)	(0.67)	$10.11	10.54%		$72,015,678	0.88%	1.85%	0.88%	19.32%
Year Ended October 31, 2016	$10.14	0.07	0.11	0.18	(0.09)	(0.44)	(0.53)	$9.79	2.02%		$68,573,083	0.88%	0.76%	0.88%	11.83%
Year Ended October 31, 2015	$10.76	0.13	(0.14)	(0.01)	(0.16)	(0.45)	(0.61)	$10.14	(0.11%	)	$77,992,434	0.88%	1.23%	0.88%	9.35%
Year Ended October 31, 2014	$10.63	0.11	0.61	0.72	(0.14)	(0.45)	(0.59)	$10.76	6.99%		$86,976,458	0.88%	1.01%	0.88%	8.21%
Year Ended October 31, 2013	$9.06	0.10	1.89	1.99	(0.11)	(0.31)	(0.42)	$10.63	22.91%		$75,700,964	0.88%	1.00%	0.88%	18.63%
Year Ended October 31, 2012	$8.62	0.07	0.70	0.77	(0.08)	(0.25)	(0.33)	$9.06	9.37%		$55,946,652	0.91%	0.75%	0.91%	19.07%

Class R6 Shares (h)
Six Months Ended April 30, 2017 (Unaudited)	$9.90	0.13	0.91	1.04	(0.13)	(0.57)	(0.70)	$10.24	10.97%		$57,397,800	0.13%	2.72%	0.13%	19.32%
Year Ended October 31, 2016	$10.25	0.14	0.11	0.25	(0.16)	(0.44)	(0.60)	$9.90	2.76%		$55,139,685	0.13%	1.49%	0.13%	11.83%
Year Ended October 31, 2015	$10.86	0.20	(0.12)	0.08	(0.24)	(0.45)	(0.69)	$10.25	0.73%		$47,002,891	0.13%	1.88%	0.13%	9.35%
Year Ended October 31, 2014	$10.72	0.18	0.63	0.81	(0.22)	(0.45)	(0.67)	$10.86	7.80%		$38,111,236	0.13%	1.66%	0.13%	8.21%
Year Ended October 31, 2013	$9.14	0.17	1.90	2.07	(0.18)	(0.31)	(0.49)	$10.72	23.71%		$21,472,047	0.13%	1.71%	0.13%	18.63%
Year Ended October 31, 2012	$8.69	0.13	0.71	0.84	(0.14)	(0.25)	(0.39)	$9.14	10.20%		$13,070,867	0.16%	1.49%	0.16%	19.07%

Institutional Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$9.85	0.11	0.91	1.02	(0.12)	(0.57)	(0.69)	$10.18	10.78%		$88,632,545	0.38%	2.24%	0.38%	19.32%
Year Ended October 31, 2016	$10.20	0.12	0.11	0.23	(0.14)	(0.44)	(0.58)	$9.85	2.52%		$78,210,242	0.38%	1.22%	0.38%	11.83%
Year Ended October 31, 2015	$10.82	0.17	(0.13)	0.04	(0.21)	(0.45)	(0.66)	$10.20	0.39%		$68,794,947	0.38%	1.67%	0.38%	9.35%
Year Ended October 31, 2014	$10.68	0.16	0.62	0.78	(0.19)	(0.45)	(0.64)	$10.82	7.58%		$59,581,592	0.38%	1.49%	0.38%	8.21%
Year Ended October 31, 2013	$9.10	0.14	1.91	2.05	(0.16)	(0.31)	(0.47)	$10.68	23.52%		$45,549,609	0.38%	1.44%	0.38%	18.63%
Year Ended October 31, 2012	$8.66	0.11	0.70	0.81	(0.12)	(0.25)	(0.37)	$9.10	9.86%		$27,762,165	0.41%	1.24%	0.41%	19.07%

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

59

Fund Overview	Nationwide Destination 2040 Fund

Asset Allocation†

Equity Funds	78.3%
Alternative Assets	11.9%
Fixed Income Funds	7.8%
Investment Contract	2.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Class R6	30.1%
Nationwide International Index Fund, Class R6	24.1%
Nationwide Mid Cap Market Index Fund, Class R6	16.0%
Nationwide Portfolio Completion Fund, Class R6	11.9%
Nationwide Small Cap Index Fund, Class R6	8.1%
Nationwide Bond Index Fund, Class R6	5.9%
Nationwide Contract	2.0%
Nationwide Core Plus Bond Fund, Class R6	1.9%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2017.

60

Shareholder Expense Example	Nationwide Destination 2040 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2040 Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17(a)	Expense Ratio During Period (%) 11/01/16 - 04/30/17(a)
Class A Shares	Actual	(b)	1,000.00	1,112.30	3.19	0.61
	Hypothetical	(b)(c)	1,000.00	1,021.77	3.06	0.61
Class C Shares	Actual	(b)	1,000.00	1,109.40	6.12	1.17
	Hypothetical	(b)(c)	1,000.00	1,018.99	5.86	1.17
Class R Shares	Actual	(b)	1,000.00	1,110.80	4.61	0.88
	Hypothetical	(b)(c)	1,000.00	1,020.43	4.41	0.88
Class R6 Shares(d)	Actual	(b)	1,000.00	1,115.00	0.68	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.15	0.65	0.13
Institutional Service Class Shares	Actual	(b)	1,000.00	1,114.00	1.99	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.91	1.91	0.38

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

(d)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

61

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Destination 2040 Fund

Investment Companies 98.0%

	Shares	Market Value

Alternative Assets 11.9%
Nationwide Portfolio Completion Fund, Class R6 (a)	2,508,783	$24,285,023

Total Alternative Assets (cost $23,988,467)		24,285,023

Equity Funds 78.3%
Nationwide International Index Fund, Class R6 (a)	6,120,104	49,144,435
Nationwide Mid Cap Market Index Fund, Class R6 (a)	1,767,955	32,636,454
Nationwide S&P 500 Index Fund, Class R6 (a)	4,043,798	61,344,411
Nationwide Small Cap Index Fund, Class R6 (a)	1,102,386	16,469,653

Total Equity Funds (cost $147,519,045)		159,594,953

Fixed Income Funds 7.8%
Nationwide Bond Index Fund, Class R6 (a)	1,095,645	12,041,140
Nationwide Core Plus Bond Fund, Class R6 (a)	391,341	4,007,328

Total Fixed Income Funds (cost $16,174,202)		16,048,468

Total Investment Companies (cost $187,681,714)		199,928,444

Investment Contract 2.0%

	Principal Amount

Nationwide Contract, 2.95% (a)(b)(c)	$4,008,249	4,008,249

Total Investment Contract (cost $4,008,249)		4,008,249

Total Investments (cost $191,689,963) (d) — 100.0%		203,936,693

Liabilities in excess of other assets — 0.0%†		(76,652)

NET ASSETS — 100.0%		$203,860,041

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

62

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Destination 2040 Fund
Assets:
Investments in affiliates, at value (cost $191,689,963)	$203,936,693
Receivable for investments sold	248,414
Receivable for capital shares issued	127,694

Total Assets	204,312,801

Liabilities:
Payable for capital shares redeemed	376,108
Accrued expenses and other payables:
Investment advisory fees	21,532
Distribution fees	29,139
Administrative servicing fees	25,562
Trustee fees	263
Professional fees	156

Total Liabilities	452,760

Net Assets	$203,860,041

Represented by:
Capital	$182,495,307
Accumulated distributions in excess of net investment income	(105,019)
Accumulated net realized gains from affiliated investments	9,223,023
Net unrealized appreciation/(depreciation) from investments in affiliates	12,246,730

Net Assets	$203,860,041

Net Assets:
Class A Shares	$26,665,723
Class C Shares	513,814
Class R Shares	57,280,428
Class R6 Shares	56,148,821
Institutional Service Class Shares	63,251,255

Total	$203,860,041

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	2,711,449
Class C Shares	52,522
Class R Shares	5,856,957
Class R6 Shares	5,665,884
Institutional Service Class Shares	6,402,349

Total	20,689,161

63

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Destination 2040 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.83
Class C Shares (b)	$9.78
Class R Shares	$9.78
Class R6 Shares	$9.91
Institutional Service Class Shares	$9.88
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.43

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

64

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Destination 2040 Fund
INVESTMENT INCOME:
Dividend income from affiliates	$2,434,360
Interest income from affiliates	19,563

Total Income	2,453,923

EXPENSES:
Investment advisory fees	125,224
Distribution fees Class A	29,503
Distribution fees Class C	2,273
Distribution fees Class R	142,802
Administrative servicing fees Class A	27,143
Administrative servicing fees Class C	91
Administrative servicing fees Class R	71,401
Administrative servicing fees Institutional Service Class	74,223
Professional fees	1,109
Trustee fees	2,542

Total Expenses	476,311

NET INVESTMENT INCOME	1,977,612

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from affiliated Underlying Funds	6,808,431
Net realized gains from investment transactions with affiliates	3,323,607

Net realized gains from affiliated investments	10,132,038

Net change in unrealized appreciation/(depreciation) from investments in affiliates	8,462,849

Net realized/unrealized gains from affiliated investments	18,594,887

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$20,572,499

The accompanying notes are an integral part of these financial statements.

65

Statements of Changes in Net Assets

	Nationwide Destination 2040 Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$1,977,612	$2,118,317
Net realized gains from affiliated investments	10,132,038	13,231,391
Net change in unrealized appreciation/(depreciation) from investments in affiliates	8,462,849	(10,829,819)

Change in net assets resulting from operations	20,572,499	4,519,889

Distributions to Shareholders From:
Net investment income:
Class A	(227,605)	(221,292)
Class C	(4,242)	(3,331)
Class R	(552,682)	(640,941)
Class R6 (a)	(656,829)	(812,286)
Institutional Service Class	(641,273)	(720,525)
Net realized gains:
Class A	(1,529,586)	(696,364)
Class C	(31,258)	(20,806)
Class R	(4,002,970)	(2,931,004)
Class R6 (a)	(3,628,322)	(1,839,524)
Institutional Service Class	(3,917,192)	(1,977,238)

Change in net assets from shareholder distributions	(15,191,959)	(9,863,311)

Change in net assets from capital transactions	14,002,629	12,101,882

Change in net assets	19,383,169	6,758,460

Net Assets:
Beginning of period	184,476,872	177,718,412

End of period	$203,860,041	$184,476,872

Accumulated distributions in excess of net investment income at end of period	$(105,019)	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$4,793,241	$8,382,581
Dividends reinvested	1,757,151	917,656
Cost of shares redeemed	(1,378,312)	(4,171,691)

Total Class A Shares	5,172,080	5,128,546

Class C Shares
Proceeds from shares issued	181,304	21,219
Dividends reinvested	35,500	24,137
Cost of shares redeemed	(10,416)	(224,564)

Total Class C Shares	206,388	(179,208)

Class R Shares
Proceeds from shares issued	3,065,394	5,544,695
Dividends reinvested	4,555,652	3,571,945
Cost of shares redeemed	(9,691,824)	(20,298,720)

Total Class R Shares	(2,070,778)	(11,182,080)

66

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2040 Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$8,870,940	$19,699,223
Dividends reinvested	4,285,151	2,651,810
Cost of shares redeemed	(8,884,636)	(13,251,305)

Total Class R6 Shares	4,271,455	9,099,728

Institutional Service Class Shares
Proceeds from shares issued	6,994,245	11,977,585
Dividends reinvested	4,558,465	2,697,763
Cost of shares redeemed	(5,129,226)	(5,440,452)

Total Institutional Service Class Shares	6,423,484	9,234,896

Change in net assets from capital transactions	$14,002,629	$12,101,882

SHARE TRANSACTIONS:
Class A Shares
Issued	497,781	897,549
Reinvested	188,941	100,365
Redeemed	(142,220)	(447,405)

Total Class A Shares	544,502	550,509

Class C Shares
Issued	18,703	2,307
Reinvested	3,830	2,651
Redeemed	(1,085)	(24,317)

Total Class C Shares	21,448	(19,359)

Class R Shares
Issued	320,980	599,211
Reinvested	491,971	392,865
Redeemed	(1,019,167)	(2,178,640)

Total Class R Shares	(206,216)	(1,186,564)

Class R6 Shares (a)
Issued	918,679	2,104,857
Reinvested	457,135	287,815
Redeemed	(944,314)	(1,397,644)

Total Class R6 Shares	431,500	995,028

Institutional Service Class Shares
Issued	719,529	1,268,133
Reinvested	487,959	293,634
Redeemed	(527,547)	(568,552)

Total Institutional Service Class Shares	679,941	993,215

Total change in shares	1,471,175	1,332,829

Amount designated as “–” is zero or has been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

67

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2040 Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$9.58	0.09	0.94	1.03	(0.10)	(0.68)	(0.78)	$9.83	11.23%		$26,665,723	0.61%	1.84%	0.61%	15.40%
Year Ended October 31, 2016	$9.93	0.10	0.08	0.18	(0.12)	(0.41)	(0.53)	$9.58	2.16%		$20,767,703	0.61%	1.04%	0.61%	14.85%
Year Ended October 31, 2015	$10.58	0.14	(0.09)	0.05	(0.19)	(0.51)	(0.70)	$9.93	0.51%		$16,051,732	0.58%	1.41%	0.58%	8.96%
Year Ended October 31, 2014	$10.50	0.15	0.60	0.75	(0.16)	(0.51)	(0.67)	$10.58	7.49%		$10,977,672	0.61%	1.44%	0.61%	10.00%
Year Ended October 31, 2013	$8.82	0.12	1.96	2.08	(0.14)	(0.26)	(0.40)	$10.50	24.40%		$13,346,054	0.63%	1.27%	0.63%	16.74%
Year Ended October 31, 2012	$8.42	0.08	0.67	0.75	(0.10)	(0.25)	(0.35)	$8.82	9.35%		$9,796,546	0.66%	0.97%	0.66%	18.76%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$9.55	0.07	0.93	1.00	(0.09)	(0.68)	(0.77)	$9.78	10.94%		$513,814	1.17%	1.39%	1.17%	15.40%
Year Ended October 31, 2016	$9.90	0.06	0.07	0.13	(0.07)	(0.41)	(0.48)	$9.55	1.61%		$296,849	1.17%	0.59%	1.17%	14.85%
Year Ended October 31, 2015	$10.55	0.09	(0.10)	(0.01)	(0.13)	(0.51)	(0.64)	$9.90	(0.14%	)	$499,411	1.17%	0.85%	1.17%	8.96%
Year Ended October 31, 2014	$10.48	0.08	0.62	0.70	(0.12)	(0.51)	(0.63)	$10.55	6.96%		$636,972	1.15%	0.76%	1.15%	10.00%
Year Ended October 31, 2013	$8.82	0.09	1.93	2.02	(0.10)	(0.26)	(0.36)	$10.48	23.65%		$541,780	1.13%	0.92%	1.13%	16.74%
Year Ended October 31, 2012	$8.41	0.04	0.67	0.71	(0.05)	(0.25)	(0.30)	$8.82	8.96%		$543,944	1.17%	0.51%	1.17%	18.76%

Class R Shares (g)
Six Months Ended April 30, 2017 (Unaudited)	$9.54	0.08	0.93	1.01	(0.09)	(0.68)	(0.77)	$9.78	11.08%		$57,280,428	0.88%	1.70%	0.88%	15.40%
Year Ended October 31, 2016	$9.88	0.08	0.08	0.16	(0.09)	(0.41)	(0.50)	$9.54	1.97%		$57,839,326	0.89%	0.85%	0.89%	14.85%
Year Ended October 31, 2015	$10.53	0.12	(0.10)	0.02	(0.16)	(0.51)	(0.67)	$9.88	0.16%		$71,662,026	0.88%	1.23%	0.88%	8.96%
Year Ended October 31, 2014	$10.46	0.10	0.62	0.72	(0.14)	(0.51)	(0.65)	$10.53	7.20%		$77,985,896	0.88%	0.98%	0.88%	10.00%
Year Ended October 31, 2013	$8.79	0.10	1.94	2.04	(0.11)	(0.26)	(0.37)	$10.46	24.07%		$61,997,351	0.88%	1.02%	0.88%	16.74%
Year Ended October 31, 2012	$8.39	0.06	0.67	0.73	(0.08)	(0.25)	(0.33)	$8.79	9.13%		$45,158,577	0.91%	0.72%	0.91%	18.76%

Class R6 Shares (h)
Six Months Ended April 30, 2017 (Unaudited)	$9.65	0.12	0.94	1.06	(0.12)	(0.68)	(0.80)	$9.91	11.50%		$56,148,821	0.13%	2.47%	0.13%	15.40%
Year Ended October 31, 2016	$9.99	0.15	0.08	0.23	(0.16)	(0.41)	(0.57)	$9.65	2.72%		$50,508,918	0.13%	1.55%	0.13%	14.85%
Year Ended October 31, 2015	$10.64	0.19	(0.10)	0.09	(0.23)	(0.51)	(0.74)	$9.99	0.91%		$42,369,054	0.13%	1.89%	0.13%	8.96%
Year Ended October 31, 2014	$10.56	0.18	0.62	0.80	(0.21)	(0.51)	(0.72)	$10.64	8.00%		$31,801,614	0.13%	1.67%	0.13%	10.00%
Year Ended October 31, 2013	$8.87	0.16	1.97	2.13	(0.18)	(0.26)	(0.44)	$10.56	24.98%		$17,265,774	0.13%	1.69%	0.13%	16.74%
Year Ended October 31, 2012	$8.46	0.12	0.68	0.80	(0.14)	(0.25)	(0.39)	$8.87	9.96%		$8,926,276	0.16%	1.45%	0.16%	18.76%

Institutional Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$9.62	0.10	0.95	1.05	(0.11)	(0.68)	(0.79)	$9.88	11.40%		$63,251,255	0.38%	2.11%	0.38%	15.40%
Year Ended October 31, 2016	$9.97	0.12	0.08	0.20	(0.14)	(0.41)	(0.55)	$9.62	2.37%		$55,064,076	0.38%	1.28%	0.38%	14.85%
Year Ended October 31, 2015	$10.61	0.17	(0.09)	0.08	(0.21)	(0.51)	(0.72)	$9.97	0.76%		$47,136,189	0.38%	1.67%	0.38%	8.96%
Year Ended October 31, 2014	$10.54	0.16	0.61	0.77	(0.19)	(0.51)	(0.70)	$10.61	7.66%		$39,093,799	0.38%	1.52%	0.38%	10.00%
Year Ended October 31, 2013	$8.85	0.14	1.97	2.11	(0.16)	(0.26)	(0.42)	$10.54	24.74%		$29,631,504	0.38%	1.46%	0.38%	16.74%
Year Ended October 31, 2012	$8.44	0.10	0.68	0.78	(0.12)	(0.25)	(0.37)	$8.85	9.72%		$18,183,863	0.41%	1.21%	0.41%	18.76%
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

68

Fund Overview	Nationwide Destination 2045 Fund

Asset Allocation†

Equity Funds	84.2%
Alternative Assets	8.9%
Fixed Income Funds	6.9%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Class R6	32.0%
Nationwide International Index Fund, Class R6	25.1%
Nationwide Mid Cap Market Index Fund, Class R6	17.0%
Nationwide Small Cap Index Fund, Class R6	10.1%
Nationwide Portfolio Completion Fund, Class R6	8.9%
Nationwide Bond Index Fund, Class R6	4.9%
Nationwide Core Plus Bond Fund, Class R6	2.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2017.

69

Shareholder Expense Example	Nationwide Destination 2045 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2045 Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17(a)	Expense Ratio During Period (%) 11/01/16 - 04/30/17(a)
Class A Shares	Actual	(b)	1,000.00	1,120.60	3.21	0.61
	Hypothetical	(b)(c)	1,000.00	1,021.77	3.06	0.61
Class C Shares	Actual	(b)	1,000.00	1,117.80	6.46	1.23
	Hypothetical	(b)(c)	1,000.00	1,018.70	6.16	1.23
Class R Shares	Actual	(b)	1,000.00	1,119.60	4.62	0.88
	Hypothetical	(b)(c)	1,000.00	1,020.43	4.41	0.88
Class R6 Shares(d)	Actual	(b)	1,000.00	1,124.40	0.68	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.15	0.65	0.13
Institutional Service Class Shares	Actual	(b)	1,000.00	1,121.70	2.00	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.91	1.91	0.38

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

(d)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

70

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Destination 2045 Fund

Investment Companies 100.0%

	Shares	Market Value

Alternative Assets 8.9%
Nationwide Portfolio Completion Fund, Class R6 (a)	1,403,999	$13,590,714

Total Alternative Assets (cost $13,383,755)		13,590,714

Equity Funds 84.2%
Nationwide International Index Fund, Class R6 (a)	4,754,774	38,180,833
Nationwide Mid Cap Market Index Fund, Class R6 (a)	1,402,245	25,885,435
Nationwide S&P 500 Index Fund, Class R6 (a)	3,214,348	48,761,665
Nationwide Small Cap Index Fund, Class R6 (a)	1,027,159	15,345,761

Total Equity Funds (cost $120,275,421)		128,173,694

Fixed Income Funds 6.9%
Nationwide Bond Index Fund, Class R6 (a)	682,488	7,500,541
Nationwide Core Plus Bond Fund, Class R6 (a)	292,137	2,991,483

Total Fixed Income Funds (cost $10,475,608)		10,492,024

Total Investment Companies (cost $144,134,784)		152,256,432

Total Investments (cost $144,134,784) (b) — 100.0%		152,256,432

Liabilities in excess of other assets — 0.0%†		(58,788)

NET ASSETS — 100.0%		$152,197,644

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

71

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Destination 2045 Fund
Assets:
Investments in affiliates, at value (cost $144,134,784)	$152,256,432
Receivable for investments sold	143,161
Receivable for capital shares issued	154,303

Total Assets	152,553,896

Liabilities:
Payable for capital shares redeemed	297,464
Accrued expenses and other payables:
Investment advisory fees	16,155
Distribution fees	25,088
Administrative servicing fees	17,451
Professional fees	94

Total Liabilities	356,252

Net Assets	$152,197,644

Represented by:
Capital	$136,509,353
Accumulated distributions in excess of net investment income	(105,955)
Accumulated net realized gains from affiliated investments	7,672,598
Net unrealized appreciation/(depreciation) from investments in affiliates	8,121,648

Net Assets	$152,197,644

Net Assets:
Class A Shares	$24,179,432
Class C Shares	2,007,296
Class R Shares	45,544,544
Class R6 Shares	43,122,176
Institutional Service Class Shares	37,344,196

Total	$152,197,644

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	2,370,561
Class C Shares	199,031
Class R Shares	4,501,233
Class R6 Shares	4,204,267
Institutional Service Class Shares	3,666,910

Total	14,942,002

72

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Destination 2045 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.20
Class C Shares (b)	$10.09
Class R Shares	$10.12
Class R6 Shares	$10.26
Institutional Service Class Shares	$10.18
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.82

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

73

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Destination 2045 Fund
INVESTMENT INCOME:
Dividend income from affiliates	$1,759,422

Total Income	1,759,422

EXPENSES:
Investment advisory fees	93,536
Distribution fees Class A	27,137
Distribution fees Class C	9,696
Distribution fees Class R	111,017
Administrative servicing fees Class A	24,966
Administrative servicing fees Class C	970
Administrative servicing fees Class R	55,508
Administrative servicing fees Institutional Service Class	43,954
Professional fees	817
Trustee fees	1,730

Total Expenses	369,331

NET INVESTMENT INCOME	1,390,091

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from affiliated Underlying Funds	5,455,003
Net realized gains from investment transactions with affiliates	2,781,327

Net realized gains from affiliated investments	8,236,330

Net change in unrealized appreciation/(depreciation) from investments in affiliates	6,765,256

Net realized/unrealized gains from affiliated investments	15,001,586

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$16,391,677

The accompanying notes are an integral part of these financial statements.

74

Statements of Changes in Net Assets

	Nationwide Destination 2045 Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$1,390,091	$1,533,728
Net realized gains from affiliated investments	8,236,330	9,161,355
Net change in unrealized appreciation/(depreciation) from investments in affiliates	6,765,256	(7,417,044)

Change in net assets resulting from operations	16,391,677	3,278,039

Distributions to Shareholders From:
Net investment income:
Class A	(201,935)	(200,912)
Class C	(16,401)	(15,192)
Class R	(416,081)	(470,497)
Class R6 (a)	(504,242)	(635,902)
Institutional Service Class	(357,387)	(423,629)
Net realized gains:
Class A	(1,275,054)	(473,039)
Class C	(122,498)	(68,718)
Class R	(2,823,055)	(1,608,655)
Class R6 (a)	(2,670,126)	(1,130,396)
Institutional Service Class	(2,094,495)	(904,987)

Change in net assets from shareholder distributions	(10,481,274)	(5,931,927)

Change in net assets from capital transactions	11,850,320	17,644,211

Change in net assets	17,760,723	14,990,323

Net Assets:
Beginning of period	134,436,921	119,446,598

End of period	$152,197,644	$134,436,921

Accumulated distributions in excess of net investment income at end of period	$(105,955)	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$4,016,771	$8,068,352
Dividends reinvested	1,476,989	673,951
Cost of shares redeemed	(1,172,275)	(2,265,603)

Total Class A Shares	4,321,485	6,476,700

Class C Shares
Proceeds from shares issued	35,439	111,078
Dividends reinvested	138,899	83,910
Cost of shares redeemed	(110,311)	(257,175)

Total Class C Shares	64,027	(62,187)

Class R Shares
Proceeds from shares issued	3,280,407	5,692,902
Dividends reinvested	3,239,136	2,079,152
Cost of shares redeemed	(5,785,194)	(10,804,557)

Total Class R Shares	734,349	(3,032,503)

75

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2045 Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$7,399,801	$13,433,404
Dividends reinvested	3,174,368	1,766,298
Cost of shares redeemed	(8,224,524)	(6,954,946)

Total Class R6 Shares	2,349,645	8,244,756

Institutional Service Class Shares
Proceeds from shares issued	6,238,616	8,785,356
Dividends reinvested	2,451,882	1,328,616
Cost of shares redeemed	(4,309,684)	(4,096,527)

Total Institutional Service Class Shares	4,380,814	6,017,445

Change in net assets from capital transactions	$11,850,320	$17,644,211

SHARE TRANSACTIONS:
Class A Shares
Issued	404,568	847,879
Reinvested	153,374	72,021
Redeemed	(117,132)	(238,041)

Total Class A Shares	440,810	681,859

Class C Shares
Issued	3,602	12,380
Reinvested	14,559	9,057
Redeemed	(11,361)	(27,542)

Total Class C Shares	6,800	(6,105)

Class R Shares
Issued	332,330	604,956
Reinvested	338,822	223,942
Redeemed	(589,994)	(1,142,107)

Total Class R Shares	81,158	(313,209)

Class R6 Shares (a)
Issued	737,714	1,413,591
Reinvested	328,154	187,798
Redeemed	(846,205)	(719,170)

Total Class R6 Shares	219,663	882,219

Institutional Service Class Shares
Issued	627,071	920,137
Reinvested	255,114	142,242
Redeemed	(431,824)	(426,444)

Total Institutional Service Class Shares	450,361	635,935

Total change in shares	1,198,792	1,880,699

Amount designated as “–” is zero or has been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

76

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2045 Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$9.80	0.09	1.05	1.14	(0.10)	(0.64)	(0.74)	$10.20	12.06%	$24,179,432	0.61%	1.72%	0.61%	16.86%
Year Ended October 31, 2016	$10.09	0.10	0.09	0.19	(0.13)	(0.35)	(0.48)	$9.80	2.11%	$18,902,112	0.61%	1.09%	0.61%	11.61%
Year Ended October 31, 2015	$10.71	0.15	(0.08)	0.07	(0.19)	(0.50)	(0.69)	$10.09	0.65%	$12,590,850	0.59%	1.43%	0.59%	5.66%
Year Ended October 31, 2014	$10.41	0.15	0.64	0.79	(0.16)	(0.33)	(0.49)	$10.71	7.84%	$8,630,457	0.61%	1.45%	0.61%	9.77%
Year Ended October 31, 2013	$8.67	0.12	1.97	2.09	(0.14)	(0.21)	(0.35)	$10.41	24.90%	$9,638,145	0.63%	1.24%	0.63%	14.02%
Year Ended October 31, 2012	$8.35	0.08	0.65	0.73	(0.09)	(0.32)	(0.41)	$8.67	9.29%	$6,718,030	0.66%	0.95%	0.66%	20.41%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$9.71	0.06	1.05	1.11	(0.09)	(0.64)	(0.73)	$10.09	11.78%	$2,007,296	1.23%	1.21%	1.23%	16.86%
Year Ended October 31, 2016	$10.01	0.05	0.08	0.13	(0.08)	(0.35)	(0.43)	$9.71	1.44%	$1,865,950	1.24%	0.55%	1.24%	11.61%
Year Ended October 31, 2015	$10.63	0.09	(0.08)	0.01	(0.13)	(0.50)	(0.63)	$10.01	0.04%	$1,985,303	1.25%	0.91%	1.25%	5.66%
Year Ended October 31, 2014	$10.35	0.08	0.65	0.73	(0.12)	(0.33)	(0.45)	$10.63	7.22%	$2,124,737	1.20%	0.73%	1.20%	9.77%
Year Ended October 31, 2013	$8.63	0.07	1.96	2.03	(0.10)	(0.21)	(0.31)	$10.35	24.26%	$1,889,419	1.13%	0.70%	1.13%	14.02%
Year Ended October 31, 2012	$8.32	0.02	0.67	0.69	(0.06)	(0.32)	(0.38)	$8.63	8.78%	$1,100,900	1.14%	0.26%	1.14%	20.41%

Class R Shares (g)
Six Months Ended April 30, 2017 (Unaudited)	$9.73	0.08	1.04	1.12	(0.09)	(0.64)	(0.73)	$10.12	11.96%	$45,544,544	0.88%	1.59%	0.88%	16.86%
Year Ended October 31, 2016	$10.02	0.08	0.08	0.16	(0.10)	(0.35)	(0.45)	$9.73	1.82%	$42,999,999	0.88%	0.89%	0.88%	11.61%
Year Ended October 31, 2015	$10.64	0.13	(0.09)	0.04	(0.16)	(0.50)	(0.66)	$10.02	0.32%	$47,439,190	0.88%	1.23%	0.88%	5.66%
Year Ended October 31, 2014	$10.35	0.11	0.65	0.76	(0.14)	(0.33)	(0.47)	$10.64	7.58%	$49,027,374	0.88%	1.03%	0.88%	9.77%
Year Ended October 31, 2013	$8.63	0.09	1.95	2.04	(0.11)	(0.21)	(0.32)	$10.35	24.49%	$40,428,471	0.88%	1.00%	0.88%	14.02%
Year Ended October 31, 2012	$8.31	0.06	0.65	0.71	(0.07)	(0.32)	(0.39)	$8.63	9.08%	$27,832,812	0.91%	0.70%	0.91%	20.41%

Class R6 Shares (h)
Six Months Ended April 30, 2017 (Unaudited)	$9.84	0.12	1.06	1.18	(0.12)	(0.64)	(0.76)	$10.26	12.44%	$43,122,176	0.13%	2.41%	0.13%	16.86%
Year Ended October 31, 2016	$10.13	0.16	0.07	0.23	(0.17)	(0.35)	(0.52)	$9.84	2.56%	$39,218,168	0.13%	1.62%	0.13%	11.61%
Year Ended October 31, 2015	$10.75	0.19	(0.07)	0.12	(0.24)	(0.50)	(0.74)	$10.13	1.07%	$31,439,594	0.13%	1.87%	0.13%	5.66%
Year Ended October 31, 2014	$10.45	0.18	0.67	0.85	(0.22)	(0.33)	(0.55)	$10.75	8.38%	$22,421,415	0.13%	1.66%	0.13%	9.77%
Year Ended October 31, 2013	$8.70	0.16	1.98	2.14	(0.18)	(0.21)	(0.39)	$10.45	25.54%	$11,522,855	0.13%	1.64%	0.13%	14.02%
Year Ended October 31, 2012	$8.38	0.12	0.65	0.77	(0.13)	(0.32)	(0.45)	$8.70	9.78%	$5,207,797	0.16%	1.38%	0.16%	20.41%

Institutional Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$9.78	0.10	1.05	1.15	(0.11)	(0.64)	(0.75)	$10.18	12.17%	$37,344,196	0.38%	1.97%	0.38%	16.86%
Year Ended October 31, 2016	$10.07	0.13	0.08	0.21	(0.15)	(0.35)	(0.50)	$9.78	2.33%	$31,450,692	0.38%	1.34%	0.38%	11.61%
Year Ended October 31, 2015	$10.69	0.17	(0.08)	0.09	(0.21)	(0.50)	(0.71)	$10.07	0.84%	$25,991,661	0.38%	1.62%	0.38%	5.66%
Year Ended October 31, 2014	$10.40	0.16	0.65	0.81	(0.19)	(0.33)	(0.52)	$10.69	8.07%	$17,428,130	0.38%	1.52%	0.38%	9.77%
Year Ended October 31, 2013	$8.66	0.14	1.97	2.11	(0.16)	(0.21)	(0.37)	$10.40	25.25%	$11,714,723	0.38%	1.46%	0.38%	14.02%
Year Ended October 31, 2012	$8.34	0.10	0.65	0.75	(0.11)	(0.32)	(0.43)	$8.66	9.57%	$6,558,488	0.41%	1.20%	0.41%	20.41%
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

77

Fund Overview	Nationwide Destination 2050 Fund

Asset Allocation†

Equity Funds	87.0%
Alternative Assets	9.0%
Fixed Income Funds	4.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Class R6	34.0%
Nationwide International Index Fund, Class R6	25.1%
Nationwide Mid Cap Market Index Fund, Class R6	17.9%
Nationwide Small Cap Index Fund, Class R6	10.0%
Nationwide Portfolio Completion Fund, Class R6	9.0%
Nationwide Bond Index Fund, Class R6	3.0%
Nationwide Core Plus Bond Fund, Class R6	1.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2017.

78

Shareholder Expense Example	Nationwide Destination 2050 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2050 Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17(a)	Expense Ratio During Period (%) 11/01/16 - 04/30/17(a)
Class A Shares	Actual	(b)	1,000.00	1,121.90	3.21	0.61
	Hypothetical	(b)(c)	1,000.00	1,021.77	3.06	0.61
Class C Shares	Actual	(b)	1,000.00	1,119.60	6.20	1.18
	Hypothetical	(b)(c)	1,000.00	1,018.94	5.91	1.18
Class R Shares	Actual	(b)	1,000.00	1,121.30	4.63	0.88
	Hypothetical	(b)(c)	1,000.00	1,020.43	4.41	0.88
Class R6 Shares(d)	Actual	(b)	1,000.00	1,125.10	0.68	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.15	0.65	0.13
Institutional Service Class Shares	Actual	(b)	1,000.00	1,124.20	2.00	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.91	1.91	0.38

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

(d)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

79

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Destination 2050 Fund

Investment Companies 100.0%

	Shares	Market Value

Alternative Assets 9.0%
Nationwide Portfolio Completion Fund, Class R6 (a)	1,120,300	$10,844,504

Total Alternative Assets (cost $10,669,036)		10,844,504

Equity Funds 87.0%
Nationwide International Index Fund, Class R6 (a)	3,753,662	30,141,903
Nationwide Mid Cap Market Index Fund, Class R6 (a)	1,167,422	21,550,602
Nationwide S&P 500 Index Fund, Class R6 (a)	2,700,851	40,971,903
Nationwide Small Cap Index Fund, Class R6 (a)	805,191	12,029,560

Total Equity Funds (cost $99,014,723)		104,693,968

Fixed Income Funds 4.0%
Nationwide Bond Index Fund, Class R6 (a)	328,672	3,612,104
Nationwide Core Plus Bond Fund, Class R6 (a)	116,481	1,192,768

Total Fixed Income Funds (cost $4,790,299)		4,804,872

Total Investment Companies (cost $114,474,058)		120,343,344

Total Investments (cost $114,474,058) (b) — 100.0%		120,343,344

Liabilities in excess of other assets — 0.0%†		(45,780)

NET ASSETS — 100.0%		$120,297,564

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

80

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Destination 2050 Fund
Assets:
Investments in affiliates, at value (cost $114,474,058)	$120,343,344
Receivable for investments sold	23,724
Receivable for capital shares issued	94,648

Total Assets	120,461,716

Liabilities:
Payable for capital shares redeemed	116,773
Accrued expenses and other payables:
Investment advisory fees	12,632
Distribution fees	19,648
Administrative servicing fees	15,035
Professional fees	64

Total Liabilities	164,152

Net Assets	$120,297,564

Represented by:
Capital	$110,713,397
Accumulated distributions in excess of net investment income	(95,580)
Accumulated net realized gains from affiliated investments	3,810,461
Net unrealized appreciation/(depreciation) from investments in affiliates	5,869,286

Net Assets	$120,297,564

Net Assets:
Class A Shares	$19,082,815
Class C Shares	114,667
Class R Shares	38,705,722
Class R6 Shares	31,988,555
Institutional Service Class Shares	30,405,805

Total	$120,297,564

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	2,198,266
Class C Shares	13,443
Class R Shares	4,515,915
Class R6 Shares	3,676,188
Institutional Service Class Shares	3,505,969

Total	13,909,781

81

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Destination 2050 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$8.68
Class C Shares (b)	$8.53
Class R Shares	$8.57
Class R6 Shares	$8.70
Institutional Service Class Shares	$8.67
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$9.21

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

82

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Destination 2050 Fund
INVESTMENT INCOME:
Dividend income from affiliates	$1,324,194

Total Income	1,324,194

EXPENSES:
Investment advisory fees	71,948
Distribution fees Class A	21,079
Distribution fees Class C	496
Distribution fees Class R	94,506
Administrative servicing fees Class A	19,393
Administrative servicing fees Class C	25
Administrative servicing fees Class R	47,253
Administrative servicing fees Institutional Service Class	34,093
Professional fees	617
Trustee fees	1,334

Total Expenses	290,744

NET INVESTMENT INCOME	1,033,450

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from affiliated Underlying Funds	4,204,444
Net realized gains from investment transactions with affiliates	214,220

Net realized gains from affiliated investments	4,418,664

Net change in unrealized appreciation/(depreciation) from investments in affiliates	7,279,291

Net realized/unrealized gains from affiliated investments	11,697,955

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$12,731,405

The accompanying notes are an integral part of these financial statements.

83

Statements of Changes in Net Assets

	Nationwide Destination 2050 Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$1,033,450	$1,119,346
Net realized gains from affiliated investments	4,418,664	6,708,684
Net change in unrealized appreciation/(depreciation) from investments in affiliates	7,279,291	(5,495,337)

Change in net assets resulting from operations	12,731,405	2,332,693

Distributions to Shareholders From:
Net investment income:
Class A	(156,127)	(163,020)
Class C	(801)	(750)
Class R	(358,205)	(402,116)
Class R6 (a)	(336,631)	(399,676)
Institutional Service Class	(277,266)	(319,479)
Net realized gains:
Class A	(979,639)	(479,126)
Class C	(5,831)	(3,785)
Class R	(2,412,537)	(1,586,503)
Class R6 (a)	(1,761,993)	(812,484)
Institutional Service Class	(1,615,854)	(790,033)

Change in net assets from shareholder distributions	(7,904,884)	(4,956,972)

Change in net assets from capital transactions	13,917,360	13,355,880

Change in net assets	18,743,881	10,731,601

Net Assets:
Beginning of period	101,553,683	90,822,082

End of period	$120,297,564	$101,553,683

Accumulated distributions in excess of net investment income at end of period	$(95,580)	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$3,948,096	$5,947,717
Dividends reinvested	1,135,766	642,146
Cost of shares redeemed	(1,434,773)	(3,166,368)

Total Class A Shares	3,649,089	3,423,495

Class C Shares
Proceeds from shares issued	20,134	2,179
Dividends reinvested	6,632	4,535
Cost of shares redeemed	(3,874)	(22,583)

Total Class C Shares	22,892	(15,869)

Class R Shares
Proceeds from shares issued	2,961,098	5,693,281
Dividends reinvested	2,770,742	1,988,619
Cost of shares redeemed	(5,505,635)	(9,339,414)

Total Class R Shares	226,205	(1,657,514)

84

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2050 Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$6,786,641	$11,802,213
Dividends reinvested	2,098,624	1,212,160
Cost of shares redeemed	(4,228,479)	(6,152,247)

Total Class R6 Shares	4,656,786	6,862,126

Institutional Service Class Shares
Proceeds from shares issued	4,994,591	7,775,069
Dividends reinvested	1,893,120	1,109,512
Cost of shares redeemed	(1,525,323)	(4,140,939)

Total Institutional Service Class Shares	5,362,388	4,743,642

Change in net assets from capital transactions	$13,917,360	$13,355,880

SHARE TRANSACTIONS:
Class A Shares
Issued	466,237	731,288
Reinvested	138,677	80,890
Redeemed	(168,002)	(394,840)

Total Class A Shares	436,912	417,338

Class C Shares
Issued	2,436	278
Reinvested	822	580
Redeemed	(471)	(2,696)

Total Class C Shares	2,787	(1,838)

Class R Shares
Issued	352,815	711,927
Reinvested	342,067	253,307
Redeemed	(661,705)	(1,171,782)

Total Class R Shares	33,177	(206,548)

Class R6 Shares (a)
Issued	802,937	1,463,683
Reinvested	255,522	152,291
Redeemed	(509,816)	(762,201)

Total Class R6 Shares	548,643	853,773

Institutional Service Class Shares
Issued	590,214	956,771
Reinvested	231,409	139,855
Redeemed	(179,954)	(502,543)

Total Institutional Service Class Shares	641,669	594,083

Total change in shares	1,663,188	1,656,808

Amount designated as “–” is zero or has been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

85

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2050 Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$8.33	0.07	0.91	0.98	(0.09)	(0.54)	(0.63)	$8.68	12.19%	$19,082,815	0.61%	1.68%	0.61%	13.21%
Year Ended October 31, 2016	$8.62	0.09	0.07	0.16	(0.11)	(0.34)	(0.45)	$8.33	2.17%	$14,663,954	0.61%	1.10%	0.61%	15.31%
Year Ended October 31, 2015	$9.65	0.13	(0.06)	0.07	(0.17)	(0.93)	(1.10)	$8.62	0.72%	$11,581,468	0.61%	1.42%	0.61%	6.73%
Year Ended October 31, 2014	$9.88	0.13	0.59	0.72	(0.14)	(0.81)	(0.95)	$9.65	7.78%	$8,218,137	0.64%	1.38%	0.64%	27.49%
Year Ended October 31, 2013	$8.41	0.12	1.87	1.99	(0.13)	(0.39)	(0.52)	$9.88	24.87%	$21,173,452	0.63%	1.29%	0.63%	39.53%
Year Ended October 31, 2012	$8.25	0.07	0.62	0.69	(0.09)	(0.44)	(0.53)	$8.41	9.13%	$17,170,605	0.67%	0.92%	0.67%	22.16%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$8.20	0.05	0.89	0.94	(0.07)	(0.54)	(0.61)	$8.53	11.96%	$114,667	1.18%	1.12%	1.18%	13.21%
Year Ended October 31, 2016	$8.50	0.05	0.06	0.11	(0.07)	(0.34)	(0.41)	$8.20	1.52%	$87,393	1.18%	0.58%	1.18%	15.31%
Year Ended October 31, 2015	$9.54	0.08	(0.06)	0.02	(0.13)	(0.93)	(1.06)	$8.50	0.15%	$106,174	1.18%	0.90%	1.18%	6.73%
Year Ended October 31, 2014	$9.80	0.08	0.58	0.66	(0.11)	(0.81)	(0.92)	$9.54	7.18%	$110,002	1.16%	0.82%	1.16%	27.49%
Year Ended October 31, 2013	$8.35	0.10	1.84	1.94	(0.10)	(0.39)	(0.49)	$9.80	24.34%	$85,351	1.14%	1.19%	1.14%	39.53%
Year Ended October 31, 2012	$8.20	0.04	0.60	0.64	(0.05)	(0.44)	(0.49)	$8.35	8.57%	$144,937	1.17%	0.46%	1.17%	22.16%

Class R Shares (g)
Six Months Ended April 30, 2017 (Unaudited)	$8.23	0.07	0.89	0.96	(0.08)	(0.54)	(0.62)	$8.57	12.13%	$38,705,722	0.88%	1.58%	0.88%	13.21%
Year Ended October 31, 2016	$8.52	0.07	0.07	0.14	(0.09)	(0.34)	(0.43)	$8.23	1.89%	$36,901,555	0.88%	0.88%	0.88%	15.31%
Year Ended October 31, 2015	$9.56	0.11	(0.08)	0.03	(0.14)	(0.93)	(1.07)	$8.52	0.32%	$39,972,106	0.88%	1.21%	0.88%	6.73%
Year Ended October 31, 2014	$9.81	0.10	0.59	0.69	(0.13)	(0.81)	(0.94)	$9.56	7.53%	$39,009,104	0.88%	1.01%	0.88%	27.49%
Year Ended October 31, 2013	$8.35	0.09	1.87	1.96	(0.11)	(0.39)	(0.50)	$9.81	24.62%	$29,951,824	0.88%	0.99%	0.88%	39.53%
Year Ended October 31, 2012	$8.20	0.05	0.61	0.66	(0.07)	(0.44)	(0.51)	$8.35	8.80%	$21,595,396	0.91%	0.67%	0.91%	22.16%

Class R6 Shares (h)
Six Months Ended April 30, 2017 (Unaudited)	$8.34	0.10	0.90	1.00	(0.10)	(0.54)	(0.64)	$8.70	12.51%	$31,988,555	0.13%	2.27%	0.13%	13.21%
Year Ended October 31, 2016	$8.63	0.13	0.07	0.20	(0.15)	(0.34)	(0.49)	$8.34	2.64%	$26,084,928	0.13%	1.59%	0.13%	15.31%
Year Ended October 31, 2015	$9.66	0.16	(0.05)	0.11	(0.21)	(0.93)	(1.14)	$8.63	1.19%	$19,624,686	0.13%	1.86%	0.13%	6.73%
Year Ended October 31, 2014	$9.91	0.17	0.59	0.76	(0.20)	(0.81)	(1.01)	$9.66	8.23%	$13,474,072	0.13%	1.75%	0.13%	27.49%
Year Ended October 31, 2013	$8.43	0.15	1.89	2.04	(0.17)	(0.39)	(0.56)	$9.91	25.55%	$8,774,804	0.13%	1.67%	0.13%	39.53%
Year Ended October 31, 2012	$8.27	0.11	0.62	0.73	(0.13)	(0.44)	(0.57)	$8.43	9.64%	$4,009,305	0.16%	1.35%	0.16%	22.16%

Institutional Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$8.31	0.08	0.91	0.99	(0.09)	(0.54)	(0.63)	$8.67	12.42%	$30,405,805	0.38%	1.95%	0.38%	13.21%
Year Ended October 31, 2016	$8.61	0.11	0.06	0.17	(0.13)	(0.34)	(0.47)	$8.31	2.28%	$23,815,853	0.38%	1.33%	0.38%	15.31%
Year Ended October 31, 2015	$9.64	0.15	(0.06)	0.09	(0.19)	(0.93)	(1.12)	$8.61	0.96%	$19,537,648	0.38%	1.68%	0.38%	6.73%
Year Ended October 31, 2014	$9.88	0.14	0.61	0.75	(0.18)	(0.81)	(0.99)	$9.64	8.10%	$15,739,026	0.38%	1.52%	0.38%	27.49%
Year Ended October 31, 2013	$8.41	0.13	1.88	2.01	(0.15)	(0.39)	(0.54)	$9.88	25.18%	$11,898,250	0.38%	1.48%	0.38%	39.53%
Year Ended October 31, 2012	$8.25	0.09	0.62	0.71	(0.11)	(0.44)	(0.55)	$8.41	9.40%	$7,742,113	0.41%	1.14%	0.41%	22.16%

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

86

Fund Overview	Nationwide Destination 2055 Fund

Asset Allocation†

Equity Funds	90.0%
Alternative Assets	7.0%
Fixed Income Funds	3.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Class R6	36.0%
Nationwide International Index Fund, Class R6	26.1%
Nationwide Mid Cap Market Index Fund, Class R6	17.9%
Nationwide Small Cap Index Fund, Class R6	10.0%
Nationwide Portfolio Completion Fund, Class R6	7.0%
Nationwide Bond Index Fund, Class R6	2.0%
Nationwide Core Plus Bond Fund, Class R6	1.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2017.

87

Shareholder Expense Example	Nationwide Destination 2055 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2055 Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17(a)	Expense Ratio During Period (%) 11/01/16 - 04/30/17(a)
Class A Shares	Actual	(b)	1,000.00	1,124.10	3.27	0.62
	Hypothetical(b)(c)		1,000.00	1,021.72	3.11	0.62
Class C Shares	Actual	(b)	1,000.00	1,120.90	6.15	1.17
	Hypothetical(b)(c)		1,000.00	1,018.99	5.86	1.17
Class R Shares	Actual	(b)	1,000.00	1,122.70	4.63	0.88
	Hypothetical(b)(c)		1,000.00	1,020.43	4.41	0.88
Class R6 Shares(d)	Actual	(b)	1,000.00	1,126.60	0.69	0.13
	Hypothetical(b)(c)		1,000.00	1,024.15	0.65	0.13
Institutional Service Class Shares	Actual	(b)	1,000.00	1,126.30	2.00	0.38
	Hypothetical(b)(c)		1,000.00	1,022.91	1.91	0.38

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

(d)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

88

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Destination 2055 Fund

Investment Companies 100.0%

	Shares	Market Value

Alternative Assets 7.0%
Nationwide Portfolio Completion Fund, Class R6 (a)	406,319	$3,933,168

Total Alternative Assets (cost $3,825,944)		3,933,168

Equity Funds 90.0%
Nationwide International Index Fund, Class R6 (a)	1,819,328	14,609,206
Nationwide Mid Cap Market Index Fund, Class R6 (a)	543,926	10,040,877
Nationwide S&P 500 Index Fund, Class R6 (a)	1,332,783	20,218,313
Nationwide Small Cap Index Fund, Class R6 (a)	375,908	5,616,060

Total Equity Funds (cost $48,266,033)		50,484,456

Fixed Income Funds 3.0%
Nationwide Bond Index Fund, Class R6 (a)	101,953	1,120,467
Nationwide Core Plus Bond Fund, Class R6 (a)	54,353	556,579

Total Fixed Income Funds (cost $1,671,520)		1,677,046

Total Investment Companies (cost $53,763,497)		56,094,670

Total Investments (cost $53,763,497) (b) — 100.0%		56,094,670

Liabilities in excess of other assets — 0.0%†		(21,745)

NET ASSETS — 100.0%		$56,072,925

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

89

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Destination 2055 Fund
Assets:
Investments in affiliates, at value (cost $53,763,497)	$56,094,670
Receivable for investments sold	59,305
Receivable for capital shares issued	54,294

Total Assets	56,208,269

Liabilities:
Payable for capital shares redeemed	113,599
Accrued expenses and other payables:
Investment advisory fees	5,873
Distribution fees	8,911
Administrative servicing fees	6,942
Trustee fees	1
Professional fees	18

Total Liabilities	135,344

Net Assets	$56,072,925

Represented by:
Capital	$52,540,329
Accumulated distributions in excess of net investment income	(45,967)
Accumulated net realized gains from affiliated investments	1,247,390
Net unrealized appreciation/(depreciation) from investments in affiliates	2,331,173

Net Assets	$56,072,925

Net Assets:
Class A Shares	$12,006,684
Class C Shares	61,860
Class R Shares	15,922,497
Class R6 Shares	15,674,184
Institutional Service Class Shares	12,407,700

Total	$56,072,925

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	921,560
Class C Shares	4,758
Class R Shares	1,224,695
Class R6 Shares	1,196,964
Institutional Service Class Shares	948,235

Total	4,296,212

90

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Destination 2055 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$13.03
Class C Shares (b)	$13.00
Class R Shares	$13.00
Class R6 Shares	$13.09
Institutional Service Class Shares	$13.09
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$13.82

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

91

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Destination 2055 Fund
INVESTMENT INCOME:
Dividend income from affiliates	$582,109

Total Income	582,109

EXPENSES:
Investment advisory fees	32,558
Distribution fees Class A	13,401
Distribution fees Class C	301
Distribution fees Class R	36,631
Administrative servicing fees Class A	12,865
Administrative servicing fees Class C	12
Administrative servicing fees Class R	18,316
Administrative servicing fees Institutional Service Class	13,737
Professional fees	271
Trustee fees	604

Total Expenses	128,696

NET INVESTMENT INCOME	453,413

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from affiliated Underlying Funds	1,876,936
Net realized losses from investment transactions with affiliates	(294,626)

Net realized gains from affiliated investments	1,582,310

Net change in unrealized appreciation/(depreciation) from investments in affiliates	3,743,950

Net realized/unrealized gains from affiliated investments	5,326,260

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,779,673

The accompanying notes are an integral part of these financial statements.

92

Statements of Changes in Net Assets

	Nationwide Destination 2055 Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$453,413	$480,578
Net realized gains from affiliated investments	1,582,310	2,115,132
Net change in unrealized appreciation/(depreciation) from investments in affiliates	3,743,950	(1,479,259)

Change in net assets resulting from operations	5,779,673	1,116,451

Distributions to Shareholders From:
Net investment income:
Class A	(99,933)	(90,943)
Class C	(495)	(266)
Class R	(130,866)	(131,581)
Class R6 (a)	(159,576)	(193,580)
Institutional Service Class	(108,510)	(130,550)
Net realized gains:
Class A	(497,276)	(220,759)
Class C	(2,858)	(875)
Class R	(696,096)	(454,913)
Class R6 (a)	(655,196)	(377,131)
Institutional Service Class	(495,084)	(295,497)

Change in net assets from shareholder distributions	(2,845,890)	(1,896,095)

Change in net assets from capital transactions	9,403,108	9,897,164

Change in net assets	12,336,891	9,117,520

Net Assets:
Beginning of period	43,736,034	34,618,514

End of period	$56,072,925	$43,736,034

Accumulated distributions in excess of net investment income at end of period	$(45,967)	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$2,170,401	$4,449,469
Dividends reinvested	597,209	311,702
Cost of shares redeemed	(701,783)	(718,011)

Total Class A Shares	2,065,827	4,043,160

Class C Shares
Proceeds from shares issued	4,650	30,312
Dividends reinvested	3,353	1,141
Cost of shares redeemed	(5,040)	(10)

Total Class C Shares	2,963	31,443

Class R Shares
Proceeds from shares issued	2,260,891	4,445,904
Dividends reinvested	826,962	586,494
Cost of shares redeemed	(1,275,376)	(3,691,199)

Total Class R Shares	1,812,477	1,341,199

93

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2055 Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued) Class R6 Shares (a)
Proceeds from shares issued	$3,817,009	$5,582,255
Dividends reinvested	814,772	570,711
Cost of shares redeemed	(1,623,195)	(3,516,712)

Total Class R6 Shares	3,008,586	2,636,254

Institutional Service Class Shares
Proceeds from shares issued	3,009,454	3,276,959
Dividends reinvested	603,594	426,047
Cost of shares redeemed	(1,099,793)	(1,857,898)

Total Institutional Service Class Shares	2,513,255	1,845,108

Change in net assets from capital transactions	$9,403,108	$9,897,164

SHARE TRANSACTIONS:
Class A Shares
Issued	171,214	370,536
Reinvested	48,632	26,540
Redeemed	(55,137)	(60,288)

Total Class A Shares	164,709	336,788

Class C Shares
Issued	366	2,617
Reinvested	273	97
Redeemed	(395)	(1)

Total Class C Shares	244	2,713

Class R Shares
Issued	179,050	373,758
Reinvested	67,397	50,051
Redeemed	(101,365)	(305,828)

Total Class R Shares	145,082	117,981

Class R6 Shares (a)
Issued	298,648	464,230
Reinvested	65,992	48,369
Redeemed	(129,844)	(291,467)

Total Class R6 Shares	234,796	221,132

Institutional Service Class Shares
Issued	237,219	271,817
Reinvested	48,944	36,150
Redeemed	(86,412)	(153,047)

Total Institutional Service Class Shares	199,751	154,920

Total change in shares	744,582	833,534

Amount designated as “–“ is zero or has been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

94

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2055 Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$12.30	0.11	1.38	1.49	(0.13)	(0.63)	(0.76)	$13.03	12.41%	$12,006,684	0.62%	1.68%	0.62%	12.34%
Year Ended October 31, 2016	$12.72	0.13	0.10	0.23	(0.17)	(0.48)	(0.65)	$12.30	2.12%	$9,305,695	0.62%	1.10%	0.62%	17.63%
Year Ended October 31, 2015	$13.32	0.17	(0.08)	0.09	(0.24)	(0.45)	(0.69)	$12.72	0.74%	$5,343,749	0.61%	1.30%	0.61%	11.73%
Year Ended October 31, 2014	$12.71	0.14	0.83	0.97	(0.21)	(0.15)	(0.36)	$13.32	7.75%	$2,272,610	0.62%	1.10%	0.62%	10.03%
Year Ended October 31, 2013	$10.40	0.16	2.37	2.53	(0.17)	(0.05)	(0.22)	$12.71	24.74%	$744,954	0.63%	1.37%	0.63%	9.99%
Year Ended October 31, 2012	$9.70	0.10	0.78	0.88	(0.12)	(0.06)	(0.18)	$10.40	9.20%	$130,837	0.57%	0.95%	0.57%	21.51%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$12.29	0.07	1.38	1.45	(0.11)	(0.63)	(0.74)	$13.00	12.09%	$61,860	1.17%	1.16%	1.17%	12.34%
Year Ended October 31, 2016	$12.72	0.05	0.11	0.16	(0.11)	(0.48)	(0.59)	$12.29	1.50%	$55,467	1.18%	0.44%	1.18%	17.63%
Year Ended October 31, 2015	$13.32	0.12	(0.09)	0.03	(0.18)	(0.45)	(0.63)	$12.72	0.21%	$22,906	1.14%	0.92%	1.14%	11.73%
Year Ended October 31, 2014	$12.71	0.12	0.78	0.90	(0.14)	(0.15)	(0.29)	$13.32	7.20%	$17,758	1.17%	0.89%	1.17%	10.03%
Year Ended October 31, 2013	$10.40	0.07	2.41	2.48	(0.12)	(0.05)	(0.17)	$12.71	24.17%	$20,535	1.13%	0.64%	1.13%	9.99%
Year Ended October 31, 2012	$9.69	0.04	0.78	0.82	(0.05)	(0.06)	(0.11)	$10.40	8.55%	$10,530	1.17%	0.41%	1.17%	21.51%

Class R Shares (g)
Six Months Ended April 30, 2017 (Unaudited)	$12.28	0.09	1.38	1.47	(0.12)	(0.63)	(0.75)	$13.00	12.27%	$15,922,497	0.88%	1.45%	0.88%	12.34%
Year Ended October 31, 2016	$12.70	0.11	0.08	0.19	(0.13)	(0.48)	(0.61)	$12.28	1.81%	$13,255,710	0.88%	0.89%	0.88%	17.63%
Year Ended October 31, 2015	$13.30	0.15	(0.10)	0.05	(0.20)	(0.45)	(0.65)	$12.70	0.42%	$12,213,162	0.88%	1.18%	0.88%	11.73%
Year Ended October 31, 2014	$12.69	0.13	0.81	0.94	(0.18)	(0.15)	(0.33)	$13.30	7.51%	$9,775,507	0.88%	0.97%	0.88%	10.03%
Year Ended October 31, 2013	$10.38	0.09	2.41	2.50	(0.14)	(0.05)	(0.19)	$12.69	24.47%	$5,756,542	0.88%	0.80%	0.88%	9.99%
Year Ended October 31, 2012	$9.68	0.05	0.79	0.84	(0.08)	(0.06)	(0.14)	$10.38	8.85%	$2,250,724	0.89%	0.52%	0.89%	21.51%

Class R6 Shares (h)
Six Months Ended April 30, 2017 (Unaudited)	$12.35	0.14	1.38	1.52	(0.15)	(0.63)	(0.78)	$13.09	12.66%	$15,674,184	0.13%	2.24%	0.13%	12.34%
Year Ended October 31, 2016	$12.77	0.20	0.09	0.29	(0.23)	(0.48)	(0.71)	$12.35	2.57%	$11,881,943	0.13%	1.64%	0.13%	17.63%
Year Ended October 31, 2015	$13.37	0.25	(0.10)	0.15	(0.30)	(0.45)	(0.75)	$12.77	1.17%	$9,463,033	0.13%	1.88%	0.13%	11.73%
Year Ended October 31, 2014	$12.74	0.22	0.83	1.05	(0.27)	(0.15)	(0.42)	$13.37	8.38%	$6,061,345	0.13%	1.66%	0.13%	10.03%
Year Ended October 31, 2013	$10.41	0.20	2.40	2.60	(0.22)	(0.05)	(0.27)	$12.74	25.44%	$2,909,109	0.14%	1.69%	0.14%	9.99%
Year Ended October 31, 2012	$9.70	0.14	0.77	0.91	(0.14)	(0.06)	(0.20)	$10.41	9.60%	$1,667,231	0.16%	1.38%	0.16%	21.51%

Institutional Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$12.34	0.12	1.40	1.52	(0.14)	(0.63)	(0.77)	$13.09	12.63%	$12,407,700	0.38%	1.88%	0.38%	12.34%
Year Ended October 31, 2016	$12.76	0.17	0.09	0.26	(0.20)	(0.48)	(0.68)	$12.34	2.32%	$9,237,219	0.38%	1.39%	0.38%	17.63%
Year Ended October 31, 2015	$13.36	0.21	(0.09)	0.12	(0.27)	(0.45)	(0.72)	$12.76	0.92%	$7,575,664	0.38%	1.65%	0.38%	11.73%
Year Ended October 31, 2014	$12.74	0.18	0.83	1.01	(0.24)	(0.15)	(0.39)	$13.36	8.06%	$4,938,798	0.38%	1.40%	0.38%	10.03%
Year Ended October 31, 2013	$10.41	0.11	2.46	2.57	(0.19)	(0.05)	(0.24)	$12.74	25.15%	$2,087,961	0.38%	0.94%	0.38%	9.99%
Year Ended October 31, 2012	$9.70	0.10	0.81	0.91	(0.14)	(0.06)	(0.20)	$10.41	9.50%	$250,533	0.33%	1.02%	0.33%	21.51%

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

95

Fund Overview	Nationwide Destination 2060 Fund

Asset Allocation†

Equity Funds	90.0%
Alternative Assets	7.0%
Fixed Income Funds	3.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Class R6	36.1%
Nationwide International Index Fund, Class R6	26.1%
Nationwide Mid Cap Market Index Fund, Class R6	17.9%
Nationwide Small Cap Index Fund, Class R6	9.9%
Nationwide Portfolio Completion Fund, Class R6	7.0%
Nationwide Bond Index Fund, Class R6	2.0%
Nationwide Core Plus Bond Fund, Class R6	1.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2017.

96

Shareholder Expense Example	Nationwide Destination 2060 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period April 30, 2017.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2060 Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17(a)	Expense Ratio During Period (%) 11/01/16 - 04/30/17(a)
Class A Shares	Actual	(b)	1,000.00	1,123.70	3.21	0.61
	Hypothetical	(b)(c)	1,000.00	1,021.77	3.06	0.61
Class C Shares	Actual	(b)	1,000.00	1,121.00	6.00	1.14
	Hypothetical	(b)(c)	1,000.00	1,019.14	5.71	1.14
Class R Shares	Actual	(b)	1,000.00	1,123.00	4.16	0.79
	Hypothetical	(b)(c)	1,000.00	1,020.88	3.96	0.79
Class R6 Shares(d)	Actual	(b)	1,000.00	1,126.90	0.69	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.15	0.65	0.13
Institutional Service Class Shares	Actual	(b)	1,000.00	1,125.50	2.00	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.91	1.91	0.38

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

(d)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

97

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Destination 2060 Fund

Investment Companies 100.0%

	Shares	Market Value

Alternative Assets 7.0%
Nationwide Portfolio Completion Fund, Class R6 (a)	61,484	$595,163

Total Alternative Assets (cost $587,119)		595,163

Equity Funds 90.0%
Nationwide International Index Fund, Class R6 (a)	275,099	2,209,043
Nationwide Mid Cap Market Index Fund, Class R6 (a)	82,217	1,517,724
Nationwide S&P 500 Index Fund, Class R6 (a)	201,482	3,056,485
Nationwide Small Cap Index Fund, Class R6 (a)	56,300	841,120

Total Equity Funds (cost $7,156,816)		7,624,372

Fixed Income Funds 3.0%
Nationwide Bond Index Fund, Class R6 (a)	15,495	170,295
Nationwide Core Plus Bond Fund, Class R6 (a)	8,313	85,124

Total Fixed Income Funds (cost $254,506)		255,419

Total Investment Companies (cost $7,998,441)		8,474,954

Total Investments (cost $7,998,441) (b) — 100.0%		8,474,954

Liabilities in excess of other assets — 0.0%†		(2,446)

NET ASSETS — 100.0%		$8,472,508

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

98

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Destination 2060 Fund
Assets:
Investments in affiliates, at value (cost $7,998,441)	$8,474,954
Cash	3
Receivable for investments sold	7,176
Receivable for capital shares issued	10,442
Prepaid expenses	4

Total Assets	8,492,579

Liabilities:
Payable for capital shares redeemed	17,618
Accrued expenses and other payables:
Investment advisory fees	863
Distribution fees	812
Administrative servicing fees	778

Total Liabilities	20,071

Net Assets	$8,472,508

Represented by:
Capital	$7,957,232
Accumulated distributions in excess of net investment income	(5,568)
Accumulated net realized gains from affiliated investments	44,331
Net unrealized appreciation/(depreciation) from investments in affiliates	476,513

Net Assets	$8,472,508

Net Assets:
Class A Shares	$2,357,643
Class C Shares	127,245
Class R Shares	671,546
Class R6 Shares	2,848,393
Institutional Service Class Shares	2,467,681

Total	$8,472,508

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	223,605
Class C Shares	12,092
Class R Shares	63,722
Class R6 Shares	269,614
Institutional Service Class Shares	233,674

Total	802,707

99

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Destination 2060 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.54
Class C Shares (b)	$10.52
Class R Shares	$10.54
Class R6 Shares	$10.56
Institutional Service Class Shares	$10.56
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$11.18

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

100

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Destination 2060 Fund
INVESTMENT INCOME:
Dividend income from affiliates	$72,449

Total Income	72,449

EXPENSES:
Investment advisory fees	4,235
Distribution fees Class A	2,035
Distribution fees Class C	597
Distribution fees Class R	1,211
Administrative servicing fees Class A	1,873
Administrative servicing fees Class C	3
Administrative servicing fees Class R	387
Administrative servicing fees Institutional Service Class	2,593
Professional fees	35
Trustee fees	80

Total Expenses	13,049

NET INVESTMENT INCOME	59,400

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from affiliated Underlying Funds	228,033
Net realized losses from investment transactions with affiliates	(18,527)

Net realized gains from affiliated investments	209,506

Net change in unrealized appreciation/(depreciation) from investments in affiliates	465,005

Net realized/unrealized gains from affiliated investments	674,511

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$733,911

The accompanying notes are an integral part of these financial statements.

101

Statements of Changes in Net Assets

	Nationwide Destination 2060 Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$59,400	$43,471
Net realized gains from affiliated investments	209,506	29,385
Net change in unrealized appreciation/(depreciation) from investments in affiliates	465,005	55,539

Change in net assets resulting from operations	733,911	128,395

Distributions to Shareholders From:
Net investment income:
Class A	(13,731)	(7,772)
Class C	(969)	(873)
Class R	(3,628)	(3,520)
Class R6 (a)	(25,144)	(19,685)
Institutional Service Class	(21,496)	(17,157)
Net realized gains:
Class A	(34,125)	(4,912)
Class C	(2,884)	(1,264)
Class R	(9,648)	(3,786)
Class R6 (a)	(51,136)	(11,472)
Institutional Service Class	(49,662)	(9,754)

Change in net assets from shareholder distributions	(212,423)	(80,195)

Change in net assets from capital transactions	3,037,202	2,740,083

Change in net assets	3,558,690	2,788,283

Net Assets:
Beginning of period	4,913,818	2,125,535

End of period	$8,472,508	$4,913,818

Accumulated distributions in excess of net investment income at end of period	$(5,568)	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$1,112,853	$894,588
Dividends reinvested	47,856	12,684
Cost of shares redeemed	(33,373)	(146,838)

Total Class A Shares	1,127,336	760,434

Class C Shares
Proceeds from shares issued	2,704	21,067
Dividends reinvested	3,853	2,137
Cost of shares redeemed	(30)	(15,690)

Total Class C Shares	6,527	7,514

Class R Shares
Proceeds from shares issued	302,619	391,042
Dividends reinvested	13,276	7,306
Cost of shares redeemed	(29,127)	(190,919)

Total Class R Shares	286,768	207,429

102

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2060 Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$1,137,560	$926,821
Dividends reinvested	76,280	31,157
Cost of shares redeemed	(199,369)	(193,610)

Total Class R6 Shares	1,014,471	764,368

Institutional Service Class Shares
Proceeds from shares issued	1,721,849	1,372,533
Dividends reinvested	71,158	26,911
Cost of shares redeemed	(1,190,907)	(399,106)

Total Institutional Service Class Shares	602,100	1,000,338

Change in net assets from capital transactions	$3,037,202	$2,740,083

SHARE TRANSACTIONS:
Class A Shares
Issued	108,855	94,835
Reinvested	4,814	1,361
Redeemed	(3,284)	(15,605)

Total Class A Shares	110,385	80,591

Class C Shares
Issued	265	2,321
Reinvested	388	231
Redeemed	(3)	(1,643)

Total Class C Shares	650	909

Class R Shares
Issued	29,628	40,526
Reinvested	1,335	787
Redeemed	(2,852)	(21,183)

Total Class R Shares	28,111	20,130

Class R6 Shares (a)
Issued	111,294	97,551
Reinvested	7,656	3,340
Redeemed	(20,021)	(20,138)

Total Class R6 Shares	98,929	80,753

Institutional Service Class Shares
Issued	168,921	146,173
Reinvested	7,147	2,886
Redeemed	(117,149)	(43,239)

Total Institutional Service Class Shares	58,919	105,820

Total change in shares	296,994	288,203

Amount designated as “–” is zero or has been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

103

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2060 Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover(f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$9.71	0.08	1.10	1.18	(0.10)	(0.25)	(0.35)	$10.54	12.37%		$2,357,643	0.61%	1.50%		0.61%	24.13%
Year Ended October 31, 2016	$9.77	0.09	0.10	0.19	(0.13)	(0.12)	(0.25)	$9.71	2.12%		$1,099,157	0.60%	0.96%		0.60%	20.78%
Period Ended October 31, 2015 (g)	$10.00	0.14	(0.16)	(0.02)	(0.21)	–	(0.21)	$9.77	(0.26%	)	$318,677	0.45%	1.37%	(h)	0.45%	25.65%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$9.70	0.06	1.09	1.15	(0.08)	(0.25)	(0.33)	$10.52	12.10%		$127,245	1.14%	1.21%		1.14%	24.13%
Year Ended October 31, 2016	$9.76	0.06	0.08	0.14	(0.08)	(0.12)	(0.20)	$9.70	1.55%		$110,981	1.13%	0.63%		1.13%	20.78%
Period Ended October 31, 2015 (g)	$10.00	0.11	(0.20)	(0.09)	(0.15)	–	(0.15)	$9.76	(0.91%	)	$102,787	1.13%	1.09%	(h)	1.13%	25.65%

Class R Shares
Six Months Ended April 30, 2017 (Unaudited)	$9.71	0.06	1.11	1.17	(0.09)	(0.25)	(0.34)	$10.54	12.30%		$671,546	0.79%	1.26%		0.79%	24.13%
Year Ended October 31, 2016	$9.76	0.11	0.08	0.19	(0.12)	(0.12)	(0.24)	$9.71	2.04%		$345,669	0.78%	1.11%		0.78%	20.78%
Period Ended October 31, 2015 (g)	$10.00	0.14	(0.19)	(0.05)	(0.19)	–	(0.19)	$9.76	(0.54%	)	$151,162	0.67%	1.38%	(h)	0.67%	25.65%

Class R6 Shares (i)
Six Months Ended April 30, 2017 (Unaudited)	$9.72	0.10	1.11	1.21	(0.12)	(0.25)	(0.37)	$10.56	12.69%		$2,848,393	0.13%	2.02%		0.13%	24.13%
Year Ended October 31, 2016	$9.78	0.15	0.08	0.23	(0.17)	(0.12)	(0.29)	$9.72	2.50%		$1,659,638	0.13%	1.55%		0.13%	20.78%
Period Ended October 31, 2015 (g)	$10.00	0.19	(0.19)	–	(0.22)	–	(0.22)	$9.78	0.03%		$879,158	0.13%	1.91%	(h)	0.13%	25.65%

Institutional Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$9.72	0.10	1.10	1.20	(0.11)	(0.25)	(0.36)	$10.56	12.55%		$2,467,681	0.38%	2.02%		0.38%	24.13%
Year Ended October 31, 2016	$9.77	0.12	0.10	0.22	(0.15)	(0.12)	(0.27)	$9.72	2.42%		$1,698,373	0.38%	1.26%		0.38%	20.78%
Period Ended October 31, 2015 (g)	$10.00	0.13	(0.14)	(0.01)	(0.22)	–	(0.22)	$9.77	(0.09%	)	$673,751	0.25%	1.32%	(h)	0.25%	25.65%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year, unless otherwise noted.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from December 1, 2014 (commencement of operations) through October 31, 2015. Total return is calculated based on inception date of November 28, 2014 through October 31, 2015.
(h)	Ratio has not been annualized.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

104

Notes to Financial Statements

April 30, 2017 (Unaudited)

1.  Organization

Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2017, the Trust operates fifty-three (53) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the eleven (11) series listed below (each, a “Fund”; collectively, the “Funds”). Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

- Nationwide Destination 2010 Fund (“Destination 2010”)

- Nationwide Destination 2015 Fund (“Destination 2015”)

- Nationwide Destination 2020 Fund (“Destination 2020”)

- Nationwide Destination 2025 Fund (“Destination 2025”)

- Nationwide Destination 2030 Fund (“Destination 2030”)

- Nationwide Destination 2035 Fund (“Destination 2035”)

- Nationwide Destination 2040 Fund (“Destination 2040”)

- Nationwide Destination 2045 Fund (“Destination 2045”)

- Nationwide Destination 2050 Fund (“Destination 2050”)

- Nationwide Destination 2055 Fund (“Destination 2055”)

- Nationwide Destination 2060 Fund (“Destination 2060”)

Each of the Funds operates as a “fund-of-funds,” which means that each of the Funds pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, and in unaffiliated mutual funds (including exchange-traded funds) (“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. The Funds may also invest in an unregistered fixed investment contract (the “Nationwide Contract”) issued by Nationwide Life Insurance Company (“NLIC”).

The Funds currently offer Class A, Class C, Class R, Class R6 and Institutional Service Class shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative service fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.

Effective February 28, 2017, Institutional Class shares were renamed Class R6 shares.

Each of the Funds is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

105

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

(a)	Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA, assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Destination 2010, Destination 2015, Destination 2020, Destination 2025, Destination 2030, Destination 2035, and Destination 2040 currently invest in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued by NLIC. This contract has a stable principal value and pays a fixed rate of interest to each Fund that holds a contract, which is currently adjusted on a quarterly basis. The interest rate paid by the Nationwide Contract is guaranteed for a given period regardless of current market conditions. The actual interest rate paid to a Fund that holds the Nationwide Contract may exceed the guaranteed rate and can fluctuate or vary, but it cannot be less than the guaranteed rate. However, if NLIC becomes unable to meet this guarantee, a Fund may lose money from unpaid principal or unpaid or reduced interest. Because the entire contract is issued by a single issuer, the financial health of such issuer may have a greater impact on the value of a Fund that invests in it. NFA can redeem on a daily basis at par all or a portion of each Fund’s investment in the Nationwide Contract for any reason without imposition of any sales charge or market value adjustment. The interest credited to each Fund on a daily basis is reinvested in the Nationwide Contract. The par value is calculated each day by the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the guaranteed interest rate); and (iii) current day net purchase or redemption. For the period from November 1, 2016 through December 31, 2016, the rate was 3.05%. For the period from January 1, 2017 through March 31, 2017, the rate was 3.00%. For the period from April 1, 2017 through April 30, 2017, the rate was 2.95%. From May 1, 2017 through March 31, 2018, the rate will be no less than 1.50% per annum. Effective April 1, 2018, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Contract at its discretion.

At April 30, 2017, 100% of the market value of Destination 2045, Destination 2050, Destination 2055, and Destination 2060 was determined based on Level 1 inputs.

The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2017. Please refer to the Statements of Investments for additional information on portfolio holdings.

106

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Destination 2010

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$20,001,965	$—	$—	$20,001,965
Investment Contract	—	—	3,789,731	3,789,731
Total	$20,001,965	$—	$3,789,731	$23,791,696

Destination 2015

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$88,726,635	$—	$—	$88,726,635
Investment Contract	—	—	12,032,699	12,032,699
Total	$88,726,635	$—	$12,032,699	$100,759,334

Destination 2020

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$240,059,205	$—	$—	$240,059,205
Investment Contract	—	—	23,568,484	23,568,484
Total	$240,059,205	$—	$23,568,484	$263,627,689

Destination 2025

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$292,386,406	$—	$—	$292,386,406
Investment Contract	—	—	20,069,488	20,069,488
Total	$292,386,406	$—	$20,069,488	$312,455,894

Destination 2030

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$298,423,888	$—	$—	$298,423,888
Investment Contract	—	—	12,239,772	12,239,772
Total	$298,423,888	$—	$12,239,772	$310,663,660

Destination 2035

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$247,507,324	$—	$—	$247,507,324
Investment Contract	—	—	7,539,452	7,539,452
Total	$247,507,324	$—	$7,539,452	$255,046,776

107

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Destination 2040

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$199,928,444	$—	$—	$199,928,444
Investment Contract	—	—	4,008,249	4,008,249
Total	$199,928,444	$—	$4,008,249	$203,936,693

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended April 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

Destination 2010

	Investment Contract	Total
Balance as of 10/31/16	$2,921,839	$2,921,839
Purchases*	1,823,744	1,823,744
Sales	(955,852)	(955,852)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 04/30/17	$3,789,731	$3,789,731

Destination 2015

	Investment Contract	Total
Balance as of 10/31/16	$8,843,643	$8,843,643
Purchases*	4,917,378	4,917,378
Sales	(1,728,322)	(1,728,322)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 04/30/17	$12,032,699	$12,032,699

Destination 2020

	Investment Contract	Total
Balance as of 10/31/16	$15,828,041	$15,828,041
Purchases*	8,912,464	8,912,464
Sales	(1,172,021)	(1,172,021)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 04/30/17	$23,568,484	$23,568,484

108

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Destination 2025

	Investment Contract	Total
Balance as of 10/31/16	$9,058,530	$9,058,530
Purchases*	11,672,571	11,672,571
Sales	(661,613)	(661,613)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 04/30/17	$20,069,488	$20,069,488

Destination 2030

	Investment Contract	Total
Balance as of 10/31/16	$5,839,189	$5,839,189
Purchases*	6,655,038	6,655,038
Sales	(254,455)	(254,455)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 04/30/17	$12,239,772	$12,239,772

Destination 2035

	Investment Contract	Total
Balance as of 10/31/16	$—	$—
Purchases*	7,617,735	7,617,735
Sales	(78,283)	(78,283)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 04/30/17	$7,539,452	$7,539,452

Destination 2040

	Investment Contract	Total
Balance as of 10/31/16	$—	$—
Purchases*	4,015,118	4,015,118
Sales	(6,869)	(6,869)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 04/30/17	$4,008,249	$4,008,249

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Funds’ Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

109

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.95% – 3.05%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily
*	NFA can redeem all or a portion of Destination 2010, Destination 2015, Destination 2020, Destination 2025, Destination 2030, Destination 2035, and Destination 2040 investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Funds cannot assign or transfer their interest in the Nationwide Contract to any party. If a Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Funds or NLIC have the ability to terminate their investments in the Nationwide Contract at their discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

For additional information about the unaffiliated Underlying Funds’ valuation policies, please refer to the unaffiliated funds’ most recent annual or semiannual report.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Equity securities and shares of registered open-end management investment companies valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

110

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The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statement of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely

111

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Each Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Cash and Cash Equivalents

For the purposes of the Statement of Cash Flows, the Funds define Cash and Cash Equivalents as cash, money market funds and other investments held in lieu of cash.

(f)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. Each Fund pays NFA a unified management fee of 0.13% per annum of the Fund’s average daily net assets. Out of the unified management fee, NFA pays substantially all of the expenses of managing and operating each Fund except for Rule 12b-1 fees, administrative services fees, the cost of investment securities or other investment assets, taxes, interest charges, brokerage commissions, short-sale dividend expenses, the cost of share certificates representing shares of the Trust, compensation and expenses of the non-interested Trustees and counsel to the non-interested Trustees, and expenses incurred by a Fund in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of a Fund’s business. For the six months ended April 30, 2017, the Funds’ effective unified management fee rate was 0.13%.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds, and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM has entered into agreements with third-party service providers certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.

Pursuant to the unified advisory fee terms of the Investment Advisory Agreement, NFA pays fund administration and transfer agency fees. Therefore, during the six months ended April 30, 2017, the Funds did not pay any fund administration and transfer agency fees.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% of Class A shares, 1.00% of Class C shares, and 0.50% of Class R shares of each Fund. Class R6 and Institutional Service Class shares do not pay a distribution fee.

Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees,

112

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds’ Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the six months ended April 30, 2017, the Funds imposed front-end sales charges of $29,284. From these fees, NFD retained a portion amounting to $3,950.

NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class C shares made within 1 year of purchase. Applicable Class A CDSCs were 1.00% for all Funds. During the six months ended April 30, 2017, the Funds imposed CDSCs of $30. NFD retained all of the CDSCs imposed by the Funds.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A, Class C, Class R, and Institutional Service Class shares of each Fund.

For the six months ended April 30, 2017, the effective rates for administrative services fees were as follows:

Fund	Class A	Class C	Class R	Institutional Service Class
Destination 2010	0.24%	0.13%	0.25%	0.10%
Destination 2015	0.23	0.05	0.25	0.25
Destination 2020	0.22	0.10	0.25	0.25
Destination 2025	0.23	0.07	0.25	0.25
Destination 2030	0.24	0.04	0.25	0.25
Destination 2035	0.23	0.09	0.25	0.25
Destination 2040	0.23	0.04	0.25	0.25
Destination 2045	0.23	0.10	0.25	0.25
Destination 2050	0.23	0.05	0.25	0.25
Destination 2055	0.24	0.04	0.25	0.25
Destination 2060	0.23	0.01	0.16	0.25

For the six months ended April 30, 2017, each Fund’s total administrative services fees were as follows:

Fund	Amount
Destination 2010	$21,860
Destination 2015	91,023
Destination 2020	234,600
Destination 2025	274,247
Destination 2030	268,744
Destination 2035	228,603
Destination 2040	172,858
Destination 2045	125,398
Destination 2050	100,764
Destination 2055	44,930
Destination 2060	4,856

113

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

As of April 30, 2017, NFA or its affiliates directly held the percentage indicated below of the shares outstanding of the applicable Fund.

Fund	% of Shares Outstanding Owned
Destination 2010	1.21%
Destination 2015	27.59
Destination 2020	34.07
Destination 2025	29.60
Destination 2030	28.36
Destination 2035	28.90
Destination 2040	27.27
Destination 2045	22.42
Destination 2050	20.83
Destination 2055	25.05
Destination 2060	40.00

Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

Each of the Funds invests in Class R6 shares of affiliated Underlying Funds, and each of the Funds can invest in the Nationwide Contract. The Funds’ transactions in the shares of affiliated Underlying Funds and in the Nationwide Contract for the six months ended April 30, 2017 were as follows:

Destination 2010

Affiliated Issuer	Market Value at October 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at April 30, 2017	Shares/ Principal at April 30, 2017	Dividend/ Interest Income	Realized Gain/ (Loss)	Capital Gain Distributions
Nationwide Portfolio Completion Fund	$2,434,168	$620,230	$1,414,901	$1,658,013	171,282	$54,555	$(10,696)	$—
Nationwide International Index Fund	3,165,274	846,574	1,428,967	2,876,260	358,189	32,609	(125,323)	6,679
Nationwide Mid Cap Market Index Fund	1,948,103	782,349	1,184,695	1,672,270	90,589	16,047	(21,278)	151,509
Nationwide S&P 500 Index Fund	3,649,677	1,522,534	1,574,575	3,827,159	252,285	44,923	31,141	194,220
Nationwide Small Cap Index Fund	728,531	267,025	837,933	240,863	16,122	5,814	79,029	42,389
Nationwide Bond Index Fund	6,829,883	1,999,144	2,266,147	6,409,991	583,257	78,225	(55,498)	8,489
Nationwide Core Plus Bond Fund	1,953,483	768,300	563,310	2,133,830	208,382	32,874	1,374	3,027
Nationwide Inflation-Protected Securities Fund	730,932	699,197	245,538	1,183,579	119,674	1,116	9,199	—
Nationwide Contract	2,921,839	1,823,744	955,852	3,789,731	$3,789,731	47,587	—	—

114

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Destination 2015

Affiliated Issuer	Market Value at October 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at April 30, 2017	Shares/ Principal at April 30, 2017	Dividend/ Interest Income	Realized Gain/ (Loss)	Capital Gain Distributions
Nationwide Portfolio Completion Fund	$13,251,851	$829,621	$5,158,874	$9,006,585	930,432	$296,311	$116,037	$—
Nationwide International Index Fund	17,679,068	1,028,641	5,031,975	15,221,227	1,895,545	180,985	(312,822)	37,070
Nationwide Mid Cap Market Index Fund	9,948,071	1,605,127	3,999,100	8,136,015	440,738	81,999	360,016	777,589
Nationwide S&P 500 Index Fund	19,865,250	3,659,893	5,390,394	19,248,731	1,268,868	241,802	1,200,547	1,060,272
Nationwide Small Cap Index Fund	4,384,151	425,204	3,216,905	2,060,065	137,889	36,384	(25,282)	260,134
Nationwide Bond Index Fund	27,672,411	3,055,295	8,102,732	22,028,157	2,004,382	293,593	(131,740)	34,230
Nationwide Core Plus Bond Fund	6,653,261	3,657,738	1,215,350	9,022,841	881,137	119,213	7,604	10,107
Nationwide Inflation-Protected Securities Fund	2,217,074	2,225,776	439,435	4,003,014	404,754	3,859	(5,891)	—
Nationwide Contract	8,843,643	4,917,378	1,728,322	12,032,699	$12,032,699	144,066	—	—

Destination 2020

Affiliated Issuer	Market Value at October 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at April 30, 2017	Shares/ Principal at April 30, 2017	Dividend/ Interest Income	Realized Gain/ (Loss)	Capital Gain Distributions
Nationwide Portfolio Completion Fund	$42,139,531	$2,968,218	$13,977,257	$31,448,842	3,248,847	$955,815	$9,374	$—
Nationwide International Index Fund	50,032,977	2,409,576	12,097,426	44,919,340	5,593,940	522,898	2,204,394	107,100
Nationwide Mid Cap Market Index Fund	26,260,458	3,284,811	7,255,587	23,841,244	1,291,508	229,776	1,532,204	2,167,301
Nationwide S&P 500 Index Fund	55,255,738	7,393,590	7,775,234	58,093,149	3,829,476	706,454	2,062,575	3,071,464
Nationwide Small Cap Index Fund	10,327,131	1,254,613	4,647,400	8,032,672	537,662	98,069	353,109	678,869
Nationwide Bond Index Fund	47,493,542	6,169,199	7,747,023	44,922,785	4,087,606	540,518	(76,299)	59,317
Nationwide Core Plus Bond Fund	13,233,589	8,979,725	1,122,416	20,960,455	2,046,919	257,404	8,429	20,255
Nationwide Inflation-Protected Securities Fund	2,672,297	5,437,121	282,374	7,840,718	792,793	7,515	17,328	—
Nationwide Contract	15,828,041	8,912,464	1,172,021	23,568,484	$23,568,484	271,585	—	—

115

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Destination 2025

Affiliated Issuer	Market Value at October 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at April 30, 2017	Shares/ Principal at April 30, 2017	Dividend/ Interest Income	Realized Gain/ (Loss)	Capital Gain Distributions
Nationwide Portfolio Completion Fund	$60,270,674	$5,839,357	$26,480,225	$40,098,520	4,142,409	$1,368,507	$28,203	$—
Nationwide International Index Fund	63,283,153	3,623,933	12,829,546	60,034,462	7,476,272	661,035	2,363,442	135,394
Nationwide Mid Cap Market Index Fund	36,170,841	5,626,321	9,497,158	34,491,501	1,868,445	310,714	2,236,847	2,908,965
Nationwide S&P 500 Index Fund	72,320,590	10,249,838	8,348,712	78,513,922	5,175,605	922,309	2,170,723	3,981,522
Nationwide Small Cap Index Fund	17,927,226	2,418,116	8,026,577	14,272,658	955,332	160,054	859,590	1,099,037
Nationwide Bond Index Fund	30,203,974	13,823,854	3,148,497	40,290,340	3,666,091	392,045	(84,762)	37,762
Nationwide Core Plus Bond Fund	12,104,394	7,253,859	715,489	18,521,914	1,808,781	232,413	6,371	18,522
Nationwide Inflation-Protected Securities Fund	—	6,307,752	170,687	6,163,089	623,164	5,893	621	—
Nationwide Contract	9,058,530	11,672,571	661,613	20,069,488	$20,069,488	188,477	—	—

Destination 2030

Affiliated Issuer	Market Value at October 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at April 30, 2017	Shares/ Principal at April 30, 2017	Dividend/ Interest Income	Realized Gain/ (Loss)	Capital Gain Distributions
Nationwide Portfolio Completion Fund	$57,896,234	$6,454,192	$18,720,267	$46,100,894	4,762,489	$1,334,937	$76,093	$—
Nationwide International Index Fund	63,680,350	3,918,126	10,601,712	63,137,185	7,862,663	669,485	1,689,301	137,125
Nationwide Mid Cap Market Index Fund	40,428,165	6,139,190	8,599,300	40,372,051	2,187,002	356,819	2,156,631	3,338,535
Nationwide S&P 500 Index Fund	75,248,582	10,838,781	6,527,206	84,035,160	5,539,562	973,111	1,692,200	4,204,105
Nationwide Small Cap Index Fund	22,866,677	3,217,048	9,704,032	18,849,371	1,261,671	209,391	1,160,486	1,438,651
Nationwide Bond Index Fund	14,543,369	17,488,608	1,159,244	30,632,792	2,787,333	231,656	(57,310)	17,249
Nationwide Core Plus Bond Fund	8,755,415	7,127,901	511,445	15,296,435	1,493,792	176,867	8,221	13,071
Nationwide Contract	5,839,189	6,655,038	254,455	12,239,772	$12,239,772	116,777	—	—

116

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Destination 2035

Affiliated Issuer	Market Value at October 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at April 30, 2017	Shares/ Principal at April 30, 2017	Dividend/ Interest Income	Realized Gain/ (Loss)	Capital Gain Distributions
Nationwide Portfolio Completion Fund	$46,131,839	$7,036,947	$15,548,579	$38,004,921	3,926,128	$1,098,912	$208,981	$—
Nationwide International Index Fund	55,358,163	5,736,511	10,292,385	56,316,347	7,013,244	597,146	1,641,470	122,308
Nationwide Mid Cap Market Index Fund	34,598,934	6,020,910	6,867,602	35,810,026	1,939,871	312,697	1,442,779	2,921,802
Nationwide S&P 500 Index Fund	64,583,183	8,255,690	5,109,866	71,615,592	4,720,870	840,223	1,266,767	3,644,777
Nationwide Small Cap Index Fund	20,759,447	3,658,170	8,607,946	18,068,236	1,209,387	192,764	646,820	1,317,560
Nationwide Bond Index Fund	9,244,287	11,652,468	586,221	20,154,345	1,833,880	151,765	(33,397)	11,375
Nationwide Core Plus Bond Fund	—	7,650,717	143,609	7,537,857	736,119	42,075	702	—
Nationwide Contract	—	7,617,735	78,283	7,539,452	$7,539,452	36,994	—	—

Destination 2040

Affiliated Issuer	Market Value at October 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at April 30, 2017	Shares/ Principal at April 30, 2017	Dividend/ Interest Income	Realized Gain/ (Loss)	Capital Gain Distributions
Nationwide Portfolio Completion Fund	$29,547,222	$3,725,520	$9,229,364	$24,285,023	2,508,783	$687,345	$169,563	$—
Nationwide International Index Fund	46,155,673	3,650,472	5,346,985	49,144,435	6,120,104	487,162	899,461	99,781
Nationwide Mid Cap Market Index Fund	31,392,605	4,657,661	5,276,091	32,636,454	1,767,955	281,199	1,262,418	2,623,506
Nationwide S&P 500 Index Fund	51,691,824	9,908,088	3,397,005	61,344,411	4,043,798	681,106	790,490	2,912,089
Nationwide Small Cap Index Fund	18,348,407	2,578,128	6,435,575	16,469,653	1,102,386	170,840	219,778	1,164,146
Nationwide Bond Index Fund	7,416,966	5,019,834	256,807	12,041,140	1,095,645	104,502	(18,267)	8,909
Nationwide Core Plus Bond Fund	—	4,019,707	28,291	4,007,328	391,341	22,206	164	—
Nationwide Contract	—	4,015,118	6,869	4,008,249	$4,008,249	19,563	—	—

117

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Destination 2045

Affiliated Issuer	Market Value at October 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at April 30, 2017	Shares at April 30, 2017	Dividend Income	Realized Gain/ (Loss)	Capital Gain Distributions
Nationwide Portfolio Completion Fund	$16,149,837	$2,846,265	$5,544,230	$13,590,714	1,403,999	$390,765	$(16,853)	$—
Nationwide International Index Fund	36,326,691	4,580,107	6,445,217	38,180,833	4,754,774	400,332	821,815	81,996
Nationwide Mid Cap Market Index Fund	24,222,552	4,280,192	4,065,182	25,885,435	1,402,245	220,211	855,362	2,049,492
Nationwide S&P 500 Index Fund	40,346,436	8,814,615	2,891,517	48,761,665	3,214,348	540,336	773,693	2,303,620
Nationwide Small Cap Index Fund	16,095,444	2,809,619	5,304,790	15,345,761	1,027,159	150,658	348,511	1,018,261
Nationwide Bond Index Fund	1,352,048	6,359,241	201,651	7,500,541	682,488	40,423	(1,494)	1,634
Nationwide Core Plus Bond Fund	—	3,029,715	50,325	2,991,483	292,137	16,697	293	—

Destination 2050

Affiliated Issuer	Market Value at October 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at April 30, 2017	Shares at April 30, 2017	Dividend Income	Realized Gain/ (Loss)	Capital Gain Distributions
Nationwide Portfolio Completion Fund	$12,198,667	$2,349,875	$3,815,996	$10,844,504	1,120,300	$290,538	$(43,897)	$—
Nationwide International Index Fund	27,438,458	4,037,177	4,230,716	30,141,903	3,753,662	299,726	(91,599)	61,390
Nationwide Mid Cap Market Index Fund	18,294,584	3,689,340	1,541,443	21,550,602	1,167,422	170,077	111,722	1,567,618
Nationwide S&P 500 Index Fund	31,502,403	8,630,964	1,183,526	40,971,903	2,700,851	427,616	208,395	1,795,105
Nationwide Small Cap Index Fund	12,164,495	2,466,032	3,940,403	12,029,560	805,191	115,662	29,221	780,331
Nationwide Bond Index Fund	—	3,649,581	47,688	3,612,104	328,672	14,040	316	—
Nationwide Core Plus Bond Fund	—	1,200,045	12,017	1,192,768	116,481	6,535	62	—

118

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Destination 2055

Affiliated Issuer	Market Value at October 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at April 30, 2017	Shares at April 30, 2017	Dividend Income	Realized Gain/ (Loss)	Capital Gain Distributions
Nationwide Portfolio Completion Fund	$4,363,896	$1,274,114	$1,748,676	$3,933,168	406,319	$109,667	$(30,430)	$—
Nationwide International Index Fund	12,270,132	2,817,784	1,861,928	14,609,206	1,819,328	139,836	(244,543)	28,641
Nationwide Mid Cap Market Index Fund	7,901,045	2,099,445	454,906	10,040,877	543,926	74,175	(5,774)	677,387
Nationwide S&P 500 Index Fund	13,973,639	5,919,896	607,442	20,218,313	1,332,783	199,708	10,614	826,396
Nationwide Small Cap Index Fund	5,245,760	1,311,499	1,530,317	5,616,060	375,908	51,355	(24,609)	344,512
Nationwide Bond Index Fund	—	1,133,077	15,970	1,120,467	101,953	4,338	91	—
Nationwide Core Plus Bond Fund	—	561,305	7,008	556,579	54,353	3,030	25	—

Destination 2060

Affiliated Issuer	Market Value at October 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at April 30, 2017	Shares at April 30, 2017	Dividend Income	Realized Gain/ (Loss)	Capital Gain Distributions
Nationwide Portfolio Completion Fund	$491,540	$404,625	$308,183	$595,163	61,484	$13,652	$16,183	$—
Nationwide International Index Fund	1,376,312	1,080,847	439,311	2,209,043	275,099	17,119	(26,011)	3,506
Nationwide Mid Cap Market Index Fund	884,772	770,982	195,574	1,517,724	82,217	9,224	(11,463)	82,795
Nationwide S&P 500 Index Fund	1,572,929	1,732,764	369,551	3,056,485	201,482	25,220	(12,119)	101,068
Nationwide Small Cap Index Fund	589,848	460,760	278,809	841,120	56,300	6,184	14,906	40,664
Nationwide Bond Index Fund	—	174,133	4,366	170,295	15,495	618	(16)	—
Nationwide Core Plus Bond Fund	—	87,020	2,259	85,124	8,313	432	(7)	—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

Further information about each affiliated Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfunds.

5.  Line of Credit

The Trust and NVIT (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of

119

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 13, 2017. During the six months ended April 30, 2017, the Funds had no borrowings under the line of credit.

6.  Investment Transactions

For the six months ended April 30, 2017, purchases and sales of investments (excluding short-term securities) were as follows:

Fund	Purchases*	Sales
Destination 2010	$9,329,097	$10,471,918
Destination 2015	21,404,673	34,283,087
Destination 2020	46,809,317	56,076,738
Destination 2025	66,815,601	69,878,504
Destination 2030	61,838,884	56,077,661
Destination 2035	57,629,148	47,234,491
Destination 2040	37,574,528	29,976,987
Destination 2045	32,719,754	24,502,912
Destination 2050	26,023,014	14,771,789
Destination 2055	15,117,120	6,226,247
Destination 2060	4,711,131	1,598,053
*	Purchases include reinvestment of income and realized gain distributions, as applicable.

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to each current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfunds. Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders. Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

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April 30, 2017 (Unaudited)

9.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

10.  Other

As of April 30, 2017, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed below.

Fund	% of Shares	Number of Accounts
Destination 2010	86.06%	1
Destination 2015	81.80	3
Destination 2020	80.89	3
Destination 2025	82.57	3
Destination 2030	83.21	3
Destination 2035	84.66	3
Destination 2040	77.85	2
Destination 2045	80.73	2
Destination 2050	81.25	2
Destination 2055	85.98	2
Destination 2060	78.79	3

11.  Federal Tax Information

As of April 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Destination 2010	$23,675,846	$208,230	$(92,380)	$115,850
Destination 2015	99,355,069	1,865,556	(461,291)	1,404,265
Destination 2020	255,797,374	8,619,725	(789,410)	7,830,315
Destination 2025	298,339,719	14,560,145	(443,970)	14,116,175
Destination 2030	292,767,912	18,148,578	(252,830)	17,895,748
Destination 2035	241,095,396	14,110,064	(158,684)	13,951,380
Destination 2040	192,642,172	11,446,756	(152,235)	11,294,521
Destination 2045	144,703,490	7,552,942	—	7,552,942
Destination 2050	115,198,965	5,144,379	—	5,144,379
Destination 2055	54,352,819	1,741,851	—	1,741,851
Destination 2060	8,216,456	258,498	—	258,498

Amounts designated as “—” are zero or have been rounded to zero

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Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

12.  Subsequent Events

Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

122

Supplemental Information

April 30, 2017 (Unaudited)

Nationwide Destination 2010 Fund

Nationwide Destination 2015 Fund

Nationwide Destination 2020 Fund

Nationwide Destination 2025 Fund

Nationwide Destination 2030 Fund

Nationwide Destination 2035 Fund

Nationwide Destination 2040 Fund

Nationwide Destination 2045 Fund

Nationwide Destination 2050 Fund

Nationwide Destination 2055 Fund

Nationwide Destination 2060 Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) (the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class (except for Nationwide Destination 2060 Fund, which reported data with respect to the Class R6 Shares), the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”);

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

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Supplemental Information (Continued)

April 30, 2017 (Unaudited)

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Destination Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser, and the Adviser’s style and investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis and its asset allocation methodology;

●

The Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Destination Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that each of Nationwide Destination 2015 Fund, Nationwide Destination 2020 Fund, Nationwide Destination 2025 Fund, Nationwide Destination 2030 Fund, and Nationwide Destination 2035 Fund ranked in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the one-year period with respect to Nationwide Destination 2060 Fund, which commenced operations in 2014). The Trustees considered that each of the other Destination Funds ranked in the fourth quintile of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees considered the Adviser’s statements regarding the nature of its asset allocation process for the Funds, and its long-term focus, and that certain asset allocations that the Adviser believes are desirable over the long-term, including certain equity allocations and alternative investments, underperformed in recent periods. They considered the Adviser’s statement that it is confident in the appropriateness of its asset allocations for the Funds in light of the Funds’ target dates. After reviewing these and

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Supplemental Information (Continued)

April 30, 2017 (Unaudited)

related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees considered that each Fund’s total expense ratio (including 12b-1/non-12b-1 fees) ranked in the top three quintiles of the Fund’s Broadridge expense group. In addition, the Trustees noted that for all of the Funds except Nationwide Investor Destination 2060 Fund, which ranked in the fifth quintile of its Broadridge expense group in respect of its actual advisory fees, there was an insufficient number of peer funds to provide quintile rankings in respect of these Funds’ actual advisory fees. The Trustees noted that because the Funds’ management fee was a “unified fee” structure, the Adviser pays substantially all of the expenses of managing and operating the Funds under its advisory fee, potentially making the management fee appear high relative to those of peer funds which do not have similar unified fee structures.

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that the advisory fee rate schedules for many of the underlying funds in which the Funds invest are subject in many cases to contractual advisory fee breakpoints that reflect economies of scale by reducing the advisory fee rates of the underlying funds if the assets of those underlying funds increase over certain thresholds. The Trustees determined to continue to monitor the fees paid at the Fund level over time to determine whether breakpoints might be appropriate there as well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level.

-    -     -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

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Management Information

April 30, 2017

Trustees and Officers of the Trust

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 53 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.

126

Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112

Director of

Dentsply

International,

Inc. (dental

products)

from 2002 to present, Ultralife

Batteries, Inc. from

2004 to 2010,

Albany International

Corp. (paper

industry)

from 2005 to 2013,

Terex Corporation

(construction

equipment) from 2004 to present, and Minerals

Technology,

Inc. (specialty chemicals) from 2005 to 2014.

					Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

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Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	112	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

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April 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

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April 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	112

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide

Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation

2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

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Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Thomas R. Hickey 1952	Senior Vice President, Head of Asset Strategies and Portfolio Manager since December 2015	Mr. Hickey is Head of Asset Strategies and Portfolio Manager for the Nationwide Funds Group[2], and is an Associate Vice President of Nationwide Mutual Insurance Company[2].

131

Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President and Head of Investment Strategies for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

132

Market Index Definitions

Bloomberg Barclays Municipal Bond Index: An unmanaged, market value-weighted index of fixed-rate investment-grade municipal bonds with a minimum credit rating of Baa3 and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Bloomberg Barclays US 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays US 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of US Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that tracks total returns for external-currency-denominated debt instruments of the emerging markets: Brady bonds, loans, eurobonds, and US dollar-denominated local market instruments.

Bloomberg Barclays US Aggregate Bond Index: An unmanaged, market value-weighted index of US dollar-denominated, investment-grade, fixed-rate, taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays US Corporate High Yield Index: An unmanaged index comprising issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA IndexSM: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

133

Market Index Definitions (con’t.)

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

134

Glossary

Definitions of some commonly used investment terms

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities their principal and earned interest.

Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed-income (bonds) and cash equivalents (money market securities).

Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up process: A method of investing that involves the selection of equity securities based on their individual attributes regardless of broader national or economic factors.

Common stock: Securities representing shares of ownership in a corporation.

Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. Frontier market countries typically are emerging market countries that are considered to be among the smallest, least mature and least liquid.

Equity securities: Securities that represent an ownership interest in the issuer. Common stock is the most common type of equity securities.

135

Glossary (con’t.)

Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as they are bought and sold.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times, and the principal at maturity.

Futures: Contracts that obligate the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on the underlying asset) at a specified price on the contract’s maturity date.

Growth style: Investing in equity securities of companies that the Fund’s manager believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.

Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation, which means that the prices of goods and services are declining.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.

Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s, Standard & Poor’s and Fitch.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Mortgage-backed securities: Fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

136

Glossary (con’t.)

Repurchase agreements: An agreement under which a fund enters into a contract with a broker-dealer or a bank for the purchase of securities, and in return the broker-dealer or bank agrees to repurchase the same securities at a specified date and price.

Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Subadviser: An asset management firm hired by a mutual fund’s advisor to handle the day-to-day management of the fund. The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in a fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.

Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.

Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy, 2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.

U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States. Therefore, such securities may not be supported by the full faith and credit of the United States.

Value style: Investing in equity securities that a Fund’s manager believes are undervalued, i.e., the securities are priced at less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of the Fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that the Fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the Fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

137

P.O. Box 701

Milwaukee, WI 53201-0701

nationwide.com/mutualfunds

Call 800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/mutualfunds. These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Distributor

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Oh. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle, Nationwide is on your side, Nationwide Funds Group and Nationwide Funds are service marks of Nationwide Mutual Insurance Company. ©2017

SAR-TD (6/17)

Semiannual Report

April 30, 2017 (Unaudited)

Nationwide Mutual Funds

Investor Destinations Funds

Nationwide Investor Destinations Aggressive Fund

Nationwide Investor Destinations Moderately Aggressive Fund

Nationwide Investor Destinations Moderate Fund

Nationwide Investor Destinations Moderately Conservative Fund

Nationwide Investor Destinations Conservative Fund

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.gov.

Nationwide Funds® Semiannual Report

Nationwide Funds®

Message to Investors

April 30, 2017

Dear Investor,

During the semiannual period ended April 30, 2017, investor attention has been focused heavily on equities, which is not surprising given their strong run during this period, with the benchmark S&P 500 Index being up around 13% since the presidential election. Healthy fundamentals present in the current U.S. economy are creating a solid backdrop for continued equity returns.

The recovery in corporate profits that began in mid-2016 has continued into 2017. Earnings and revenues continue to grow at a steady clip thanks to a firming global economy and relative stability in foreign exchange and commodities markets.

Internationally, “Brexit” has officially begun in the U.K., but the market’s lackluster response to the formal start of Britain’s divorce from the European Union shows investors have tempered their expectations about the potential repercussions. Similar to the U.S. market reaction to President Trump’s victory, as more international political uncertainty dissipates, international investors can begin to focus on economic fundamentals in these markets.

Continuing our efforts to expand our global offerings to investors, in December 2016 we launched the Nationwide International Small Cap Fund, subadvised by Wellington Management Company LLP, which offers investors the opportunity to diversify their international equity exposure with the objective of providing long-term capital growth.

Emerging markets continue to outgrow more mature economies by a healthy margin and are accounting for an increasing share of the total world economy. Although these economies will likely remain more volatile than more developed markets, they should continue to reward long-term investors due to their inherent structural advantages.

Tax reform has also been in the headlines lately. Lower corporate and personal tax rates would put more money in the hands of individuals and businesses, potentially increasing consumer spending and business investment that could boost economic growth in the near term.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both domestic and global, and are committed to helping them make informed investment decisions.

As always, we appreciate your continued trust and thank you for investing in Nationwide Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Funds

1

Economic Review

During the semiannual period ended April 30, 2017, equity markets rallied sharply as an improving economic and earnings environment teamed with optimism for pro-growth policies by the new U.S. administration drove equity returns. Fixed-income assets, however, were negatively affected by a rising-interest-rate environment. Domestic equities were quite strong, with the S&P 500® Index (S&P 500) returning 13.32% for the reporting period, establishing all-time highs as a result of the 11.43% return between the election and the end of the reporting period. International markets also were quite strong, though they slightly underperformed the S&P 500, as economic data moved sharply higher during the period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 11.47% for the period, while the MSCI Emerging Markets® Index was a bit lower at 8.88%. Fixed-income investment returns were mixed during the period, as tightening credit spreads helped to offset the impact of rising interest rates.

In the United States, equity markets showed particular strength through February 2017, though performance was more mixed in March and April as the initial optimism for economic growth driven by policy programs was muted by the realities of the political process. Gross domestic product (GDP) growth slowed during the reporting period, with 2.1% in the fourth quarter of 2016 as compared to and 0.7% in the first quarter of 2017. Current expectations are for an acceleration throughout 2017, with GDP of 2.9%, 2.3% and 2.2% expected, respectively, for the next three quarters. Earnings saw a dramatic turnaround during the reporting period; declining earnings for five straight quarters ended in the second quarter of 2016 and led into 4% growth in the third quarter, 5% in the fourth quarter and an estimated 13% in the first quarter of 2017.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in December 2016 and again in March 2017. Inflation is moving toward the Fed’s 2% target, economic growth may show modest acceleration this year, and global deflationary risks have moderated, allowing the Federal Open Market Committee (FOMC) to target an additional two interest rate hikes by the end of calendar-year 2017. Long-term rates spiked during the reporting period, as investors saw the proposed initiatives by the Trump administration as driving economic growth, along with inflation.

The S&P 500 ended the semiannual reporting period near its all-time high.

By the start of the semiannual reporting period, the S&P 500 had experienced a near four-month period of weakness, as investors were unwilling to commit ahead of the presidential election. Immediately following the election, investors aggressively bought equities, as there was broad optimism that the priorities expressed by the Trump administration would result in growth. In addition, with the end of the election, investors were able to focus their attention on what was an improving economic and profits picture. The best-performing sectors were financials, technology and consumer discretionary, while the weakest were energy, telecommunications and real estate. Small-capitalization stocks substantially outperformed large-cap stocks, while growth outperformed value.

U.S. economic activity remains relatively supportive for equity market returns.

International stocks underperformed U.S. stocks during the reporting period, but at a much more modest level than the more substantial underperformance recorded during previous periods. The S&P 500 has outperformed the MSCI EAFE in 10 of the past 13 quarters, and in 25 of the 32 quarters since the market bottom in 2009. The first quarter of 2017, however, saw developed and emerging market international indexes substantially outperform the S&P 500. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors’ focus was turned to the regions’ acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative in contrast to the Fed, which is tightening policy.

2

Economic Review (con’t.)

Performance in fixed-income markets was mixed during the reporting period, as rising interest rates on the short and long ends of the yield curve offset the benefit of tightening credit spreads. The 10-year Treasury yield rose from 1.82% to 2.29%, though it was lower than the high of 2.62% seen in mid-March 2017. Short- and long-term rates rose roughly in line, with the spread between 10-year and 2-year Treasury bonds rising by 0.3%.

Index	Semiannual Total Return (as of April 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.24%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	-2.83%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	2.50%
Bloomberg Barclays Municipal Bond	-0.34%
Bloomberg Barclays U.S. Aggregate Bond	-0.67%
Bloomberg Barclays U.S. Corporate High Yield	5.30%
MSCI EAFE®	11.47%
MSCI Emerging Markets®	8.88%
MSCI World ex USA	10.84%
Russell 1000® Growth	15.23%
Russell 1000® Value	11.69%
Russell 2000®	18.37%
S&P 500®	13.32%

Source: Morningstar

3

Fund Overview	Nationwide Investor Destinations Aggressive Fund

Asset Allocation†

Equity Funds	84.2%
Alternative Assets	12.9%
Fixed Income Funds	2.9%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Class R6	33.0%
Nationwide International Index Fund, Class R6	23.1%
Nationwide Mid Cap Market Index Fund, Class R6	14.9%
Nationwide Small Cap Index Fund, Class R6	7.0%
Nationwide International Small Cap Fund, Class R6	6.1%
Nationwide Portfolio Completion Fund, Class R6	4.9%
Nationwide Bailard Emerging Markets Equity Fund, Class R6	4.0%
Nationwide Amundi Global High Yield Fund, Class R6	2.0%
Nationwide Emerging Markets Debt Fund, Class R6	2.0%
Nationwide Bond Index Fund, Class R6	2.0%
Nationwide Core Plus Bond Fund, Class R6	1.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2017.

4

Shareholder Expense Example	Nationwide Investor Destinations Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Investor Destinations Aggressive Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 -04/30/17 (a)	Expense Ratio During Period (%) 11/01/16 -04/30/17 (a)
Class A Shares	Actual	(b)	1,000.00	1,120.90	2.84	0.54
	Hypothetical	(b)(c)	1,000.00	1,022.12	2.71	0.54
Class C Shares	Actual	(b)	1,000.00	1,117.40	6.67	1.27
	Hypothetical	(b)(c)	1,000.00	1,018.50	6.36	1.27
Class R Shares	Actual	(b)	1,000.00	1,119.60	4.36	0.83
	Hypothetical	(b)(c)	1,000.00	1,020.68	4.16	0.83
Class R6 Shares(d)	Actual	(b)	1,000.00	1,122.50	0.95	0.18
	Hypothetical	(b)(c)	1,000.00	1,023.90	0.90	0.18
Institutional Service Class Shares	Actual	(b)	1,000.00	1,122.20	1.53	0.29
	Hypothetical	(b)(c)	1,000.00	1,023.36	1.45	0.29
Service Class Shares	Actual	(b)	1,000.00	1,120.40	3.00	0.57
	Hypothetical	(b)(c)	1,000.00	1,021.97	2.86	0.57

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

(d)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

5

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Investor Destination Aggressive Fund

Investment Companies 100.0%

	Shares	Market Value

Alternative Assets 12.9%
Nationwide Amundi Global High Yield Fund, Class R6 (a)	2,078,551	$21,907,928
Nationwide Bailard Emerging Markets Equity Fund, Class R6 (a)	4,538,400	44,385,551
Nationwide Emerging Markets Debt Fund, Class R6 (a)	2,100,828	21,722,561
Nationwide Portfolio Completion Fund, Class R6 (a)	5,599,163	54,199,899

Total Alternative Assets (cost $140,870,727)		142,215,939

Equity Funds 84.2%
Nationwide International Index Fund, Class R6 (a)	31,677,385	254,369,400
Nationwide International Small Cap Fund, Class R6* (a)	6,089,431	67,105,534
Nationwide Mid Cap Market Index Fund, Class R6 (a)	8,909,791	164,474,750
Nationwide S&P 500 Index Fund, Class R6 (a)	23,966,715	363,575,069
Nationwide Small Cap Index Fund, Class R6 (a)	5,172,427	77,276,063

Total Equity Funds (cost $786,454,113)		926,800,816

Fixed Income Funds 2.9%
Nationwide Bond Index Fund, Class R6 (a)	1,965,772	21,603,838
Nationwide Core Plus Bond Fund, Class R6 (a)	1,062,402	10,878,993

Total Fixed Income Funds (cost $32,381,414)		32,482,831

Total Investment Companies (cost $959,706,254)		1,101,499,586

Total Investments (cost $959,706,254) (b) — 100.0%		1,101,499,586

Liabilities in excess of other assets — 0.0%†		(511,421)

NET ASSETS — 100.0%		$1,100,988,165

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Investor Destinations Aggressive Fund
Assets:
Investments in affiliates, at value (cost $959,706,254)	$1,101,499,586
Receivable for investments sold	440,494
Receivable for capital shares issued	635,387
Prepaid expenses	55,866

Total Assets	1,102,631,333

Liabilities:
Payable for capital shares redeemed	1,092,194
Accrued expenses and other payables:
Investment advisory fees	116,600
Fund administration fees	30,988
Distribution fees	239,563
Administrative servicing fees	121,805
Accounting and transfer agent fees	6,058
Trustee fees	2,806
Custodian fees	7,098
Compliance program costs (Note 3)	584
Professional fees	6,821
Printing fees	12,453
Other	6,198

Total Liabilities	1,643,168

Net Assets	$1,100,988,165

Represented by:
Capital	$910,178,016
Accumulated distributions in excess of net investment income	(1,607,282)
Accumulated net realized gains from affiliated investments	50,624,099
Net unrealized appreciation/(depreciation) from investments in affiliates	141,793,332

Net Assets	$1,100,988,165

Net Assets:
Class A Shares	$54,775,566
Class C Shares	58,339,265
Class R Shares	80,582,801
Class R6 Shares	181,660,498
Institutional Service Class Shares	3,756,602
Service Class Shares	721,873,433

Total	$1,100,988,165

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	5,239,375
Class C Shares	5,766,917
Class R Shares	7,868,447
Class R6 Shares	17,164,928
Institutional Service Class Shares	359,022
Service Class Shares	68,921,077

Total	105,319,766

7

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Investor Destinations Aggressive Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.45
Class C Shares (b)	$10.12
Class R Shares	$10.24
Class R6 Shares	$10.58
Institutional Service Class Shares	$10.46
Service Class Shares	$10.47
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$11.09

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Investor Destinations Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliates	$13,910,708

Total Income	13,910,708

EXPENSES:
Investment advisory fees	701,080
Fund administration fees	139,361
Distribution fees Class A	65,259
Distribution fees Class C	304,756
Distribution fees Class R	196,075
Distribution fees Service Class	879,612
Administrative servicing fees Class A	28,714
Administrative servicing fees Class C	27,428
Administrative servicing fees Class R	58,823
Administrative servicing fees Institutional Service Class	1,853
Administrative servicing fees Service Class	492,580
Registration and filing fees	37,072
Professional fees	24,491
Printing fees	11,243
Trustee fees	15,584
Custodian fees	20,746
Accounting and transfer agent fees	20,864
Compliance program costs (Note 3)	2,398
Other	13,210

Total expenses before earnings credit	3,041,149

Earnings credit (Note 5)	(1)

Net Expenses	3,041,148

NET INVESTMENT INCOME	10,869,560

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from affiliated Underlying Funds	37,256,707
Net realized gains from investment transactions with affiliates	59,005,787

Net realized gains from affiliated investments	96,262,494

Net change in unrealized appreciation/(depreciation) from investments in affiliates	17,798,017

Net realized/unrealized gains from affiliated investments	114,060,511

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$124,930,071

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	Nationwide Investor Destinations Aggressive Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$10,869,560	$15,415,379
Net realized gains from affiliated investments	96,262,494	91,493,507
Net change in unrealized appreciation/(depreciation) from investments in affiliates	17,798,017	(83,826,827)

Change in net assets resulting from operations	124,930,071	23,082,059

Distributions to Shareholders From:
Net investment income:
Class A	(608,789)	(833,360)
Class C	(608,884)	(637,267)
Class R	(830,388)	(1,060,476)
Class R6 (a)	(2,230,536)	(3,400,539)
Institutional Service Class	(46,216)	(50,445)
Service Class	(8,152,029)	(10,827,765)
Net realized gains:
Class A	(4,033,114)	(3,419,587)
Class C	(5,106,740)	(4,257,293)
Class R	(6,227,418)	(5,294,776)
Class R6 (a)	(12,799,095)	(9,942,325)
Institutional Service Class	(281,648)	(197,778)
Service Class	(54,799,721)	(45,116,356)

Change in net assets from shareholder distributions	(95,724,578)	(85,037,967)

Change in net assets from capital transactions	(9,541,469)	(16,832,006)

Change in net assets	19,664,024	(78,787,914)

Net Assets:
Beginning of period	1,081,324,141	1,160,112,055

End of period	$1,100,988,165	$1,081,324,141

Accumulated distributions in excess of net investment income at end of period	$(1,607,282)	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$4,962,066	$9,073,732
Dividends reinvested	3,890,425	3,432,197
Cost of shares redeemed	(5,087,224)	(16,826,484)

Total Class A Shares	3,765,267	(4,320,555)

Class C Shares
Proceeds from shares issued	5,385,587	7,487,102
Dividends reinvested	2,850,945	2,375,711
Cost of shares redeemed	(14,967,674)	(12,892,148)

Total Class C Shares	(6,731,142)	(3,029,335)

Class R Shares
Proceeds from shares issued	3,986,928	6,555,934
Dividends reinvested	6,773,144	6,131,156
Cost of shares redeemed	(8,555,611)	(20,063,311)

Total Class R Shares	2,204,461	(7,376,221)

10

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Aggressive Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$17,832,325	$55,963,266
Dividends reinvested	15,024,673	13,338,551
Cost of shares redeemed	(60,849,150)	(32,293,472)

Total Class R6 Shares	(27,992,152)	37,008,345

Institutional Service Class Shares
Proceeds from shares issued	3,641,515	926,052
Dividends reinvested	103,668	25,229
Cost of shares redeemed	(2,578,085)	(1,647,965)

Total Institutional Service Class Shares	1,167,098	(696,684)

Service Class Shares
Proceeds from shares issued	21,236,706	38,973,737
Dividends reinvested	62,951,750	55,944,121
Cost of shares redeemed	(66,143,457)	(133,335,414)

Total Service Class Shares	18,044,999	(38,417,556)

Change in net assets from capital transactions	$(9,541,469)	$(16,832,006)

SHARE TRANSACTIONS:
Class A Shares
Issued	487,731	910,593
Reinvested	396,468	352,743
Redeemed	(498,787)	(1,705,394)

Total Class A Shares	385,412	(442,058)

Class C Shares
Issued	556,740	785,162
Reinvested	299,784	251,194
Redeemed	(1,519,615)	(1,316,928)

Total Class C Shares	(663,091)	(280,572)

Class R Shares
Issued	398,977	667,111
Reinvested	704,802	641,683
Redeemed	(856,587)	(2,051,536)

Total Class R Shares	247,192	(742,742)

Class R6 Shares (a)
Issued	1,719,593	5,554,749
Reinvested	1,513,584	1,354,011
Redeemed	(5,671,902)	(3,147,236)

Total Class R6 Shares	(2,438,725)	3,761,524

Institutional Service Class Shares
Issued	356,520	91,198
Reinvested	10,563	2,588
Redeemed	(255,091)	(167,681)

Total Institutional Service Class Shares	111,992	(73,895)

11

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Aggressive Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
SHARE TRANSACTIONS: (continued)
Service Class Shares
Issued	2,077,912	3,899,505
Reinvested	6,402,502	5,738,585
Redeemed	(6,506,987)	(13,408,254)

Total Service Class Shares	1,973,427	(3,770,164)

Total change in shares	(383,793)	(1,547,907)

Amount designated as “–” is zero or has been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

12

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Investor Destinations Aggressive Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.23	0.10	1.07	1.17	(0.12)	(0.83)	(0.95)	$10.45	12.09%		$54,775,566	0.54%	2.04%	0.54%	19.54%
Year Ended October 31, 2016	$10.82	0.15	0.07	0.22	(0.16)	(0.65)	(0.81)	$10.23	2.44%		$49,650,574	0.55%	1.47%	0.55%	16.38%
Year Ended October 31, 2015	$11.51	0.18	(0.15)	0.03	(0.21)	(0.51)	(0.72)	$10.82	0.29%		$57,311,373	0.54%	1.62%	0.54%	12.90%
Year Ended October 31, 2014	$11.00	0.17	0.68	0.85	(0.19)	(0.15)	(0.34)	$11.51	7.92%		$61,402,299	0.54%	1.47%	0.54%	8.41%
Year Ended October 31, 2013	$8.97	0.17	2.13	2.30	(0.17)	(0.10)	(0.27)	$11.00	26.24%		$59,507,180	0.49%	1.69%	0.49%	22.52%
Year Ended October 31, 2012	$8.26	0.13	0.73	0.86	(0.13)	(0.02)	(0.15)	$8.97	10.56%		$51,210,338	0.50%	1.44%	0.50%	11.55%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$9.94	0.07	1.04	1.11	(0.10)	(0.83)	(0.93)	$10.12	11.74%		$58,339,265	1.27%	1.42%	1.27%	19.54%
Year Ended October 31, 2016	$10.54	0.07	0.08	0.15	(0.10)	(0.65)	(0.75)	$9.94	1.74%		$63,892,420	1.27%	0.72%	1.27%	16.38%
Year Ended October 31, 2015	$11.24	0.10	(0.15)	(0.05)	(0.14)	(0.51)	(0.65)	$10.54	(0.49%	)	$70,749,797	1.28%	0.88%	1.28%	12.90%
Year Ended October 31, 2014	$10.75	0.08	0.68	0.76	(0.12)	(0.15)	(0.27)	$11.24	7.21%		$76,857,144	1.24%	0.77%	1.24%	8.41%
Year Ended October 31, 2013	$8.78	0.09	2.09	2.18	(0.11)	(0.10)	(0.21)	$10.75	25.26%		$71,452,684	1.19%	0.92%	1.19%	22.52%
Year Ended October 31, 2012	$8.08	0.07	0.72	0.79	(0.07)	(0.02)	(0.09)	$8.78	9.90%		$57,370,350	1.20%	0.76%	1.20%	11.55%

Class R Shares (g)
Six Months Ended April 30, 2017 (Unaudited)	$10.04	0.09	1.05	1.14	(0.11)	(0.83)	(0.94)	$10.24	11.96%		$80,582,801	0.83%	1.77%	0.83%	19.54%
Year Ended October 31, 2016	$10.64	0.11	0.07	0.18	(0.13)	(0.65)	(0.78)	$10.04	2.09%		$76,511,414	0.84%	1.16%	0.84%	16.38%
Year Ended October 31, 2015	$11.32	0.15	(0.14)	0.01	(0.18)	(0.51)	(0.69)	$10.64	0.10%		$88,954,971	0.83%	1.37%	0.83%	12.90%
Year Ended October 31, 2014	$10.83	0.13	0.67	0.80	(0.16)	(0.15)	(0.31)	$11.32	7.54%		$106,558,652	0.84%	1.22%	0.84%	8.41%
Year Ended October 31, 2013	$8.84	0.12	2.11	2.23	(0.14)	(0.10)	(0.24)	$10.83	25.73%		$108,654,200	0.85%	1.27%	0.85%	22.52%
Year Ended October 31, 2012	$8.14	0.09	0.73	0.82	(0.10)	(0.02)	(0.12)	$8.84	10.23%		$91,551,218	0.84%	1.10%	0.84%	11.55%

Class R6 Shares (h)
Six Months Ended April 30, 2017 (Unaudited)	$10.35	0.12	1.08	1.20	(0.14)	(0.83)	(0.97)	$10.58	12.25%		$181,660,498	0.18%	2.24%	0.18%	19.54%
Year Ended October 31, 2016	$10.94	0.18	0.08	0.26	(0.20)	(0.65)	(0.85)	$10.35	2.79%		$202,807,208	0.18%	1.79%	0.18%	16.38%
Year Ended October 31, 2015	$11.62	0.22	(0.14)	0.08	(0.25)	(0.51)	(0.76)	$10.94	0.75%		$173,233,930	0.18%	1.94%	0.18%	12.90%
Year Ended October 31, 2014	$11.11	0.21	0.68	0.89	(0.23)	(0.15)	(0.38)	$11.62	8.21%		$146,720,517	0.19%	1.81%	0.19%	8.41%
Year Ended October 31, 2013	$9.06	0.19	2.16	2.35	(0.20)	(0.10)	(0.30)	$11.11	26.57%		$118,716,482	0.19%	1.88%	0.19%	22.52%
Year Ended October 31, 2012	$8.34	0.15	0.75	0.90	(0.16)	(0.02)	(0.18)	$9.06	11.05%		$84,918,686	0.20%	1.74%	0.20%	11.55%

Institutional Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.24	0.12	1.07	1.19	(0.14)	(0.83)	(0.97)	$10.46	12.22%		$3,756,602	0.29%	2.34%	0.29%	19.54%
Year Ended October 31, 2016	$10.83	0.18	0.07	0.25	(0.19)	(0.65)	(0.84)	$10.24	2.70%		$2,529,258	0.29%	1.81%	0.29%	16.38%
Year Ended October 31, 2015	$11.52	0.20	(0.14)	0.06	(0.24)	(0.51)	(0.75)	$10.83	0.56%		$3,475,708	0.29%	1.81%	0.29%	12.90%
Period Ended October 31, 2014 (i)	$11.18	0.02	0.42	0.44	(0.10)	–	(0.10)	$11.52	3.93%		$3,569,632	0.21%	0.24%	0.21%	8.41%

Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.25	0.10	1.07	1.17	(0.12)	(0.83)	(0.95)	$10.47	12.04%		$721,873,433	0.57%	2.03%	0.57%	19.54%
Year Ended October 31, 2016	$10.84	0.14	0.08	0.22	(0.16)	(0.65)	(0.81)	$10.25	2.40%		$685,933,267	0.58%	1.41%	0.58%	16.38%
Year Ended October 31, 2015	$11.52	0.18	(0.14)	0.04	(0.21)	(0.51)	(0.72)	$10.84	0.34%		$766,386,276	0.58%	1.59%	0.58%	12.90%
Year Ended October 31, 2014	$11.02	0.16	0.68	0.84	(0.19)	(0.15)	(0.34)	$11.52	7.75%		$851,438,888	0.59%	1.46%	0.59%	8.41%
Year Ended October 31, 2013	$8.99	0.15	2.14	2.29	(0.16)	(0.10)	(0.26)	$11.02	26.04%		$862,903,998	0.60%	1.53%	0.60%	22.52%
Year Ended October 31, 2012	$8.27	0.12	0.74	0.86	(0.12)	(0.02)	(0.14)	$8.99	10.56%		$750,703,873	0.60%	1.34%	0.60%	11.55%
Amount	designated as “–” is zero or has been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(i)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014. Total return is calculated based on inception date of March 3, 2014 through October 31, 2014.

The accompanying notes are an integral part of these financial statements.

13

Fund Overview	Nationwide Investor Destinations Moderately Aggressive Fund

Asset Allocation†

Equity Funds	75.3%
Alternative Assets	12.9%
Fixed Income Funds	11.9%
Liabilities in excess of other assets	(0.1)%
100.0%

Top Holdings††

Nationwide S&P 500 Index Fund, Class R6	27.1%
Nationwide International Index Fund, Class R6	20.1%
Nationwide Mid Cap Market Index Fund, Class R6	13.0%
Nationwide Bond Index Fund, Class R6	6.9%
Nationwide Small Cap Index Fund, Class R6	6.0%
Nationwide International Small Cap Fund, Class R6	5.1%
Nationwide Portfolio Completion Fund, Class R6	4.9%
Nationwide Ziegler Equity Income Fund, Class R6	4.0%
Nationwide Core Plus Bond Fund, Class R6	3.9%
Nationwide Bailard Emerging Markets Equity Fund, Class R6	3.0%
Other Holdings	6.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Percentages indicated are based upon total investments as of April 30, 2017.

14

Shareholder Expense Example	Nationwide Investor Destinations Moderately Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Investor Destinations Moderately Aggressive Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17(a)	Expense Ratio During Period (%) 11/01/16 - 04/30/17(a)
Class A Shares	Actual	(b)	1,000.00	1,104.60	2.77	0.53
	Hypothetical	(b)(c)	1,000.00	1,022.17	2.66	0.53
Class C Shares	Actual	(b)	1,000.00	1,100.00	6.61	1.27
	Hypothetical	(b)(c)	1,000.00	1,018.50	6.36	1.27
Class R Shares	Actual	(b)	1,000.00	1,103.60	4.28	0.82
	Hypothetical	(b)(c)	1,000.00	1,020.73	4.11	0.82
Class R6 Shares(d)	Actual	(b)	1,000.00	1,106.60	0.94	0.18
	Hypothetical	(b)(c)	1,000.00	1,023.90	0.90	0.18
Institutional Service Class Shares	Actual	(b)	1,000.00	1,106.50	1.41	0.27
	Hypothetical	(b)(c)	1,000.00	1,023.46	1.35	0.27
Service Class Shares	Actual	(b)	1,000.00	1,103.50	3.03	0.58
	Hypothetical	(b)(c)	1,000.00	1,021.92	2.91	0.58

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

(d)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

15

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

Investment Companies 100.1%

	Shares	Market Value

Alternative Assets 12.9%
Nationwide Amundi Global High Yield Fund, Class R6 (a)	4,948,055	$52,152,502
Nationwide Bailard Emerging Markets Equity Fund, Class R6 (a)	5,381,029	52,626,459
Nationwide Emerging Markets Debt Fund, Class R6 (a)	3,336,881	34,503,347
Nationwide Portfolio Completion Fund, Class R6 (a)	8,870,546	85,866,887

Total Alternative Assets (cost $221,849,992)		225,149,195

Equity Funds 75.3%
Nationwide International Index Fund, Class R6 (a)	43,725,883	351,118,844
Nationwide International Small Cap Fund, Class R6* (a)	8,063,376	88,858,408
Nationwide Mid Cap Market Index Fund, Class R6 (a)	12,258,059	226,283,760
Nationwide S&P 500 Index Fund, Class R6 (a)	31,117,991	472,059,923
Nationwide Small Cap Index Fund, Class R6 (a)	7,043,309	105,227,035
Nationwide Ziegler Equity Income Fund, Class R6 (a)	4,691,811	69,157,301

Total Equity Funds (cost $1,112,181,718)		1,312,705,271

Fixed Income Funds 11.9%
Nationwide Bond Index Fund, Class R6 (a)	10,932,419	120,147,288
Nationwide Core Plus Bond Fund, Class R6 (a)	6,722,013	68,833,409
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	1,743,540	17,243,613

Total Fixed Income Funds (cost $208,133,759)		206,224,310

Total Investment Companies (cost $1,542,165,469)		1,744,078,776

Total Investments (cost $1,542,165,469) (b) — 100.1%		1,744,078,776

Liabilities in excess of other assets — (0.1)%		(957,164)

NET ASSETS — 100.0%		$1,743,121,612

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

16

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund
Assets:
Investments in affiliates, at value (cost $1,542,165,469)	$1,744,078,776
Cash	8
Receivable for investments sold	2,251,540
Receivable for capital shares issued	2,372,195
Prepaid expenses	60,824

Total Assets	1,748,763,343

Liabilities:
Payable for capital shares redeemed	4,768,868
Accrued expenses and other payables:
Investment advisory fees	185,011
Fund administration fees	42,302
Distribution fees	380,005
Administrative servicing fees	203,984
Accounting and transfer agent fees	9,997
Trustee fees	4,592
Custodian fees	12,507
Compliance program costs (Note 3)	969
Professional fees	7,994
Printing fees	16,512
Other	8,990

Total Liabilities	5,641,731

Net Assets	$1,743,121,612

Represented by:
Capital	$1,469,225,209
Accumulated distributions in excess of net investment income	(1,871,230)
Accumulated net realized gains from affiliated investments	73,854,326
Net unrealized appreciation/(depreciation) from investments in affiliates	201,913,307

Net Assets	$1,743,121,612

Net Assets:
Class A Shares	$118,841,302
Class C Shares	101,688,309
Class R Shares	167,516,456
Class R6 Shares	359,205,196
Institutional Service Class Shares	13,380,092
Service Class Shares	982,490,257

Total	$1,743,121,612

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	11,148,958
Class C Shares	9,811,379
Class R Shares	16,127,608
Class R6 Shares	33,735,040
Institutional Service Class Shares	1,258,902
Service Class Shares	92,395,980

Total	164,477,867

17

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.66
Class C Shares (b)	$10.36
Class R Shares	$10.39
Class R6 Shares	$10.65
Institutional Service Class Shares	$10.63
Service Class Shares	$10.63
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$11.31

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

18

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliates	$23,465,989

Total Income	23,465,989

EXPENSES:
Investment advisory fees	1,120,019
Fund administration fees	208,411
Distribution fees Class A	142,334
Distribution fees Class C	541,539
Distribution fees Class R	420,263
Distribution fees Service Class	1,204,564
Administrative servicing fees Class A	56,933
Administrative servicing fees Class C	48,739
Administrative servicing fees Class R	117,673
Administrative servicing fees Institutional Service Class	2,539
Administrative servicing fees Service Class	722,743
Registration and filing fees	38,099
Professional fees	35,725
Printing fees	16,325
Trustee fees	24,985
Custodian fees	33,896
Accounting and transfer agent fees	34,971
Compliance program costs (Note 3)	3,836
Other	19,849

Total expenses before earnings credit	4,793,443

Earnings credit (Note 5)	(2)

Net Expenses	4,793,441

NET INVESTMENT INCOME	18,672,548

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from affiliated Underlying Funds	49,070,664
Net realized gains from investment transactions with affiliates	91,064,937

Net realized gains from affiliated investments	140,135,601

Net change in unrealized appreciation/(depreciation) from investments in affiliates	14,647,988

Net realized/unrealized gains from affiliated investments	154,783,589

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$173,456,137

The accompanying notes are an integral part of these financial statements.

19

Statements of Changes in Net Assets

	Nationwide Investor Destinations Moderately Aggressive Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$18,672,548	$26,827,532
Net realized gains from affiliated investments	140,135,601	121,215,040
Net change in unrealized appreciation/(depreciation) from investments in affiliates	14,647,988	(105,860,217)

Change in net assets resulting from operations	173,456,137	42,182,355

Distributions to Shareholders From:
Net investment income:
Class A	(1,404,244)	(1,809,125)
Class C	(1,101,449)	(1,083,524)
Class R	(1,910,124)	(2,490,594)
Class R6 (a)	(4,755,748)	(7,420,770)
Institutional Service Class	(54,978)	(45,759)
Service Class	(11,818,854)	(15,608,787)
Net realized gains:
Class A	(7,683,478)	(7,438,207)
Class C	(7,825,689)	(7,679,049)
Class R	(11,819,840)	(12,817,642)
Class R6 (a)	(22,765,675)	(22,490,586)
Institutional Service Class	(232,588)	(151,292)
Service Class	(66,125,488)	(67,684,022)

Change in net assets from shareholder distributions	(137,498,155)	(146,719,357)

Change in net assets from capital transactions	(49,532,278)	(35,964,747)

Change in net assets	(13,574,296)	(140,501,749)

Net Assets:
Beginning of period	1,756,695,908	1,897,197,657

End of period	$1,743,121,612	$1,756,695,908

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(1,871,230)	$501,619

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$9,935,138	$18,395,781
Dividends reinvested	7,179,916	6,996,196
Cost of shares redeemed	(10,678,378)	(27,380,779)

Total Class A Shares	6,436,676	(1,988,802)

Class C Shares
Proceeds from shares issued	8,226,358	13,742,429
Dividends reinvested	4,551,578	4,319,005
Cost of shares redeemed	(22,195,626)	(22,029,682)

Total Class C Shares	(9,417,690)	(3,968,248)

Class R Shares
Proceeds from shares issued	6,686,975	11,256,959
Dividends reinvested	13,471,823	14,925,859
Cost of shares redeemed	(25,026,440)	(48,641,459)

Total Class R Shares	(4,867,642)	(22,458,641)

20

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Moderately Aggressive Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$28,664,722	$100,216,328
Dividends reinvested	27,520,344	29,911,356
Cost of shares redeemed	(123,085,249)	(57,548,356)

Total Class R6 Shares	(66,900,183)	72,579,328

Institutional Service Class Shares
Proceeds from shares issued	11,807,138	1,626,742
Dividends reinvested	125,585	32,594
Cost of shares redeemed	(1,806,059)	(1,023,333)

Total Institutional Service Class Shares	10,126,664	636,003

Service Class Shares
Proceeds from shares issued	23,163,688	44,782,295
Dividends reinvested	77,944,342	83,292,809
Cost of shares redeemed	(86,018,133)	(208,839,491)

Total Service Class Shares	15,089,897	(80,764,387)

Change in net assets from capital transactions	$(49,532,278)	$(35,964,747)

SHARE TRANSACTIONS:
Class A Shares
Issued	959,233	1,791,759
Reinvested	713,385	699,269
Redeemed	(1,021,084)	(2,684,619)

Total Class A Shares	651,534	(193,591)

Class C Shares
Issued	823,555	1,382,566
Reinvested	464,447	442,429
Redeemed	(2,185,024)	(2,187,735)

Total Class C Shares	(897,022)	(362,740)

Class R Shares
Issued	658,914	1,118,837
Reinvested	1,373,068	1,527,951
Redeemed	(2,453,291)	(4,866,717)

Total Class R Shares	(421,309)	(2,219,929)

Class R6 Shares (a)
Issued	2,736,959	9,757,673
Reinvested	2,736,170	2,989,698
Redeemed	(11,367,764)	(5,504,443)

Total Class R6 Shares	(5,894,635)	7,242,928

Institutional Service Class Shares
Issued	1,133,388	158,093
Reinvested	12,508	3,260
Redeemed	(173,120)	(99,374)

Total Institutional Service Class Shares	972,776	61,979

21

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Moderately Aggressive Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
SHARE TRANSACTIONS: (continued)
Service Class Shares
Issued	2,224,118	4,367,853
Reinvested	7,760,420	8,343,916
Redeemed	(8,283,165)	(20,435,488)

Total Service Class Shares	1,701,373	(7,723,719)

Total change in shares	(3,887,283)	(3,195,072)

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

22

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Investor Destinations Moderately Aggressive Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.49	0.11	0.93	1.04	(0.13)	(0.74)	(0.87)	$10.66	10.46%		$118,841,302	0.53%	2.21%	0.53%	17.71%
Year Ended October 31, 2016	$11.12	0.16	0.08	0.24	(0.17)	(0.70)	(0.87)	$10.49	2.59%		$110,119,313	0.54%	1.54%	0.54%	15.29%
Year Ended October 31, 2015	$11.75	0.19	(0.15)	0.04	(0.22)	(0.45)	(0.67)	$11.12	0.29%		$118,845,242	0.55%	1.66%	0.55%	16.31%
Year Ended October 31, 2014	$11.38	0.18	0.63	0.81	(0.20)	(0.24)	(0.44)	$11.75	7.33%		$123,408,650	0.53%	1.53%	0.53%	9.54%
Year Ended October 31, 2013	$9.60	0.17	1.85	2.02	(0.18)	(0.06)	(0.24)	$11.38	21.44%		$112,242,046	0.50%	1.62%	0.50%	29.31%
Year Ended October 31, 2012	$8.95	0.15	0.71	0.86	(0.15)	(0.06)	(0.21)	$9.60	9.82%		$89,406,859	0.49%	1.59%	0.49%	13.11%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.23	0.08	0.89	0.97	(0.10)	(0.74)	(0.84)	$10.36	10.00%		$101,688,309	1.27%	1.54%	1.27%	17.71%
Year Ended October 31, 2016	$10.86	0.08	0.09	0.17	(0.10)	(0.70)	(0.80)	$10.23	1.93%		$109,539,789	1.27%	0.79%	1.27%	15.29%
Year Ended October 31, 2015	$11.50	0.11	(0.16)	(0.05)	(0.14)	(0.45)	(0.59)	$10.86	(0.48%	)	$120,287,139	1.27%	0.95%	1.27%	16.31%
Year Ended October 31, 2014	$11.16	0.09	0.62	0.71	(0.13)	(0.24)	(0.37)	$11.50	6.55%		$128,626,192	1.24%	0.84%	1.24%	9.54%
Year Ended October 31, 2013	$9.41	0.10	1.82	1.92	(0.11)	(0.06)	(0.17)	$11.16	20.72%		$125,294,548	1.19%	0.95%	1.19%	29.31%
Year Ended October 31, 2012	$8.79	0.08	0.69	0.77	(0.09)	(0.06)	(0.15)	$9.41	8.87%		$111,289,595	1.19%	0.89%	1.19%	13.11%

Class R Shares (g)
Six Months Ended April 30, 2017 (Unaudited)	$10.24	0.10	0.91	1.01	(0.12)	(0.74)	(0.86)	$10.39	10.36%		$167,516,456	0.82%	1.95%	0.82%	17.71%
Year Ended October 31, 2016	$10.88	0.13	0.07	0.20	(0.14)	(0.70)	(0.84)	$10.24	2.25%		$169,510,980	0.83%	1.25%	0.83%	15.29%
Year Ended October 31, 2015	$11.50	0.16	(0.14)	0.02	(0.19)	(0.45)	(0.64)	$10.88	0.10%		$204,113,180	0.83%	1.42%	0.83%	16.31%
Year Ended October 31, 2014	$11.16	0.14	0.61	0.75	(0.17)	(0.24)	(0.41)	$11.50	6.92%		$242,451,059	0.83%	1.26%	0.83%	9.54%
Year Ended October 31, 2013	$9.41	0.13	1.82	1.95	(0.14)	(0.06)	(0.20)	$11.16	21.15%		$246,852,482	0.84%	1.28%	0.84%	29.31%
Year Ended October 31, 2012	$8.79	0.11	0.69	0.80	(0.12)	(0.06)	(0.18)	$9.41	9.27%		$208,283,759	0.84%	1.23%	0.84%	13.11%

Class R6 Shares (h)
Six Months Ended April 30, 2017 (Unaudited)	$10.48	0.12	0.94	1.06	(0.15)	(0.74)	(0.89)	$10.65	10.66%		$359,205,196	0.18%	2.40%	0.18%	17.71%
Year Ended October 31, 2016	$11.11	0.19	0.09	0.28	(0.21)	(0.70)	(0.91)	$10.48	2.97%		$415,296,337	0.18%	1.88%	0.18%	15.29%
Year Ended October 31, 2015	$11.74	0.23	(0.15)	0.08	(0.26)	(0.45)	(0.71)	$11.11	0.67%		$359,712,315	0.18%	2.03%	0.18%	16.31%
Year Ended October 31, 2014	$11.37	0.21	0.64	0.85	(0.24)	(0.24)	(0.48)	$11.74	7.70%		$341,959,809	0.18%	1.85%	0.18%	9.54%
Year Ended October 31, 2013	$9.59	0.20	1.85	2.05	(0.21)	(0.06)	(0.27)	$11.37	21.83%		$270,917,338	0.19%	1.88%	0.19%	29.31%
Year Ended October 31, 2012	$8.95	0.17	0.71	0.88	(0.18)	(0.06)	(0.24)	$9.59	10.03%		$186,769,240	0.19%	1.86%	0.19%	13.11%

Institutional Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.46	0.09	0.97	1.06	(0.15)	(0.74)	(0.89)	$10.63	10.65%		$13,380,092	0.27%	1.80%	0.27%	17.71%
Year Ended October 31, 2016	$11.09	0.18	0.08	0.26	(0.19)	(0.70)	(0.89)	$10.46	2.85%		$2,993,117	0.28%	1.74%	0.28%	15.29%
Year Ended October 31, 2015	$11.72	0.20	(0.13)	0.07	(0.25)	(0.45)	(0.70)	$11.09	0.57%		$2,485,047	0.30%	1.75%	0.30%	16.31%
Period Ended October 31, 2014 (i)	$11.39	0.03	0.40	0.43	(0.10)	–	(0.10)	$11.72	3.77%		$2,589,232	0.20%	0.44%	0.20%	9.54%

Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.47	0.11	0.92	1.03	(0.13)	(0.74)	(0.87)	$10.63	10.35%		$982,490,257	0.58%	2.18%	0.58%	17.71%
Year Ended October 31, 2016	$11.09	0.15	0.09	0.24	(0.16)	(0.70)	(0.86)	$10.47	2.65%		$949,236,372	0.58%	1.48%	0.58%	15.29%
Year Ended October 31, 2015	$11.72	0.19	(0.16)	0.03	(0.21)	(0.45)	(0.66)	$11.09	0.26%		$1,091,754,734	0.58%	1.65%	0.58%	16.31%
Year Ended October 31, 2014	$11.36	0.17	0.62	0.79	(0.19)	(0.24)	(0.43)	$11.72	7.19%		$1,241,791,771	0.58%	1.50%	0.58%	9.54%
Year Ended October 31, 2013	$9.58	0.16	1.85	2.01	(0.17)	(0.06)	(0.23)	$11.36	21.37%		$1,274,073,724	0.59%	1.56%	0.59%	29.31%
Year Ended October 31, 2012	$8.94	0.14	0.70	0.84	(0.14)	(0.06)	(0.20)	$9.58	9.60%		$1,139,580,740	0.59%	1.49%	0.59%	13.11%
Amount designated as “–” is zero or has been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(i)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014. Total return is calculated based on inception date of March 3, 2014 through October 31, 2014.

The accompanying notes are an integral part of these financial statements.

23

Fund Overview	Nationwide Investor Destinations Moderate Fund

Asset Allocation†

Equity Funds	56.3%
Fixed Income Funds	19.8%
Alternative Assets	13.0%
Investment Contract	10.9%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Class R6	19.1%
Nationwide International Index Fund, Class R6	15.1%
Nationwide Contract	10.9%
Nationwide Mid Cap Market Index Fund, Class R6	10.0%
Nationwide Bond Index Fund, Class R6	9.9%
Nationwide Portfolio Completion Fund, Class R6	5.9%
Nationwide Ziegler Equity Income Fund, Class R6	5.0%
Nationwide Core Plus Bond Fund, Class R6	5.0%
Nationwide Small Cap Index Fund, Class R6	4.0%
Nationwide HighMark Short Term Bond Fund, Class R6	4.0%
Other Holdings	11.1%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2017.

24

Shareholder Expense Example	Nationwide Investor Destinations Moderate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Investor Destinations Moderate Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17(a)	Expense Ratio During Period (%) 11/01/16 - 04/30/17(a)
Class A Shares	Actual	(b)	1,000.00	1,077.30	2.78	0.54
	Hypothetical	(b)(c)	1,000.00	1,022.12	2.71	0.54
Class C Shares	Actual	(b)	1,000.00	1,073.80	6.48	1.26
	Hypothetical	(b)(c)	1,000.00	1,018.55	6.31	1.26
Class R Shares	Actual	(b)	1,000.00	1,075.60	4.27	0.83
	Hypothetical	(b)(c)	1,000.00	1,020.68	4.16	0.83
Class R6 Shares(d)	Actual	(b)	1,000.00	1,078.50	0.93	0.18
	Hypothetical	(b)(c)	1,000.00	1,023.90	0.90	0.18
Institutional Service Class Shares	Actual	(b)	1,000.00	1,078.30	1.29	0.25
	Hypothetical	(b)(c)	1,000.00	1,023.55	1.25	0.25
Service Class Shares	Actual	(b)	1,000.00	1,076.40	2.99	0.58
	Hypothetical	(b)(c)	1,000.00	1,021.92	2.91	0.58

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

(d)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

25

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Investor Destinations Moderate Fund

Investment Companies 89.1%

	Shares	Market Value

Alternative Assets 13.0%
Nationwide Amundi Global High Yield Fund, Class R6 (a)	4,123,438	$43,461,040
Nationwide Bailard Emerging Markets Equity Fund, Class R6 (a)	2,986,714	29,210,063
Nationwide Emerging Markets Debt Fund, Class R6 (a)	2,789,842	28,846,962
Nationwide Portfolio Completion Fund, Class R6 (a)	8,883,819	85,995,369

Total Alternative Assets (cost $184,067,427)		187,513,434

Equity Funds 56.3%
Nationwide International Index Fund, Class R6 (a)	27,217,476	218,556,334
Nationwide International Small Cap Fund, Class R6* (a)	4,034,674	44,462,104
Nationwide Mid Cap Market Index Fund, Class R6 (a)	7,842,536	144,773,212
Nationwide S&P 500 Index Fund, Class R6 (a)	18,219,647	276,392,040
Nationwide Small Cap Index Fund, Class R6 (a)	3,904,332	58,330,721
Nationwide Ziegler Equity Income Fund, Class R6 (a)	4,877,444	71,893,526

Total Equity Funds (cost $713,567,757)		814,407,937

Fixed Income Funds 19.8%
Nationwide Bond Index Fund, Class R6 (a)	13,007,370	142,950,996
Nationwide Core Plus Bond Fund, Class R6 (a)	7,013,290	71,816,091
Nationwide HighMark Short Term Bond Fund, Class R6 (a)	5,768,774	57,456,985
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	1,462,514	14,464,260

Total Fixed Income Funds (cost $291,453,964)		286,688,332

Total Investment Companies (cost $1,189,089,148)		1,288,609,703

Investment Contract 10.9%

	Principal Amount	Market Value

Nationwide Contract, 2.95% (a)(b)(c)	$157,840,375	$157,840,375

Total Investment Contract (cost $157,840,375)		157,840,375

Total Investments (cost $1,346,929,523) (d) — 100.0%		1,446,450,078

Liabilities in excess of other assets — 0.0%†		(703,319)

NET ASSETS — 100.0%		$1,445,746,759

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

26

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Investor Destinations Moderate Fund
Assets:
Investments in affiliates, at value (cost $1,346,929,523)	$1,446,450,078
Cash	7
Receivable for investments sold	2,627,883
Receivable for capital shares issued	978,964
Prepaid expenses	61,836

Total Assets	1,450,118,768

Liabilities:
Payable for capital shares redeemed	3,604,787
Accrued expenses and other payables:
Investment advisory fees	153,845
Fund administration fees	37,148
Distribution fees	327,177
Administrative servicing fees	193,092
Accounting and transfer agent fees	9,331
Trustee fees	4,022
Custodian fees	11,773
Compliance program costs (Note 3)	876
Professional fees	7,158
Printing fees	14,417
Other	8,383

Total Liabilities	4,372,009

Net Assets	$1,445,746,759

Represented by:
Capital	$1,305,906,458
Accumulated distributions in excess of net investment income	(652,984)
Accumulated net realized gains from affiliated investments	40,972,730
Net unrealized appreciation/(depreciation) from investments in affiliates	99,520,555

Net Assets	$1,445,746,759

Net Assets:
Class A Shares	$125,960,004
Class C Shares	115,640,359
Class R Shares	131,513,113
Class R6 Shares	319,765,194
Institutional Service Class Shares	16,091,496
Service Class Shares	736,776,593

Total	$1,445,746,759

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	12,456,394
Class C Shares	11,666,389
Class R Shares	13,352,553
Class R6 Shares	31,774,283
Institutional Service Class Shares	1,600,493
Service Class Shares	73,202,019

Total	144,052,131

27

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Investor Destinations Moderate Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.11
Class C Shares (b)	$9.91
Class R Shares	$9.85
Class R6 Shares	$10.06
Institutional Service Class Shares	$10.05
Service Class Shares	$10.06
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.73

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

28

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Investor Destinations Moderate Fund
INVESTMENT INCOME:
Dividend income from affiliates	$18,296,502
Interest income from affiliates	2,217,356

Total Income	20,513,858

EXPENSES:
Investment advisory fees	944,663
Fund administration fees	179,506
Distribution fees Class A	158,037
Distribution fees Class C	601,312
Distribution fees Class R	336,822
Distribution fees Service Class	904,545
Administrative servicing fees Class A	69,537
Administrative servicing fees Class C	48,105
Administrative servicing fees Class R	101,047
Administrative servicing fees Institutional Service Class	3,364
Administrative servicing fees Service Class	542,731
Registration and filing fees	39,515
Professional fees	30,538
Printing fees	15,009
Trustee fees	21,227
Custodian fees	30,043
Accounting and transfer agent fees	34,560
Compliance program costs (Note 3)	3,242
Other	17,858

Total expenses before earnings credit	4,081,661

Earnings credit (Note 5)	(205)

Net Expenses	4,081,456

NET INVESTMENT INCOME	16,432,402

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from affiliated Underlying Funds	29,485,369
Net realized gains from investment transactions with affiliates	39,602,669

Net realized gains from affiliated investments	69,088,038

Net change in unrealized appreciation/(depreciation) from investments in affiliates	24,356,075

Net realized/unrealized gains from affiliated investments	93,444,113

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$109,876,515

The accompanying notes are an integral part of these financial statements.

29

Statements of Changes in Net Assets

	Nationwide Investor Destinations Moderate Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$16,432,402	$24,812,173
Net realized gains from affiliated investments	69,088,038	101,342,090
Net change in unrealized appreciation/(depreciation) from investments in affiliates	24,356,075	(85,676,805)

Change in net assets resulting from operations	109,876,515	40,477,458

Distributions to Shareholders From:
Net investment income:
Class A	(1,660,488)	(2,134,911)
Class C	(1,161,516)	(1,241,208)
Class R	(1,601,335)	(2,063,883)
Class R6 (a)	(4,518,390)	(7,914,494)
Institutional Service Class	(98,442)	(91,101)
Service Class	(9,242,250)	(12,453,515)
Net realized gains:
Class A	(7,677,216)	(9,613,743)
Class C	(7,434,436)	(9,657,044)
Class R	(8,306,650)	(11,190,752)
Class R6 (a)	(18,305,015)	(26,603,782)
Institutional Service Class	(305,094)	(335,748)
Service Class	(43,384,118)	(59,714,070)

Change in net assets from shareholder distributions	(103,694,950)	(143,014,251)

Change in net assets from capital transactions	(101,676,011)	(31,957,636)

Change in net assets	(95,494,446)	(134,494,429)

Net Assets:
Beginning of period	1,541,241,205	1,675,735,634

End of period	$1,445,746,759	$1,541,241,205

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(652,984)	$1,197,035

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$13,066,996	$27,512,710
Dividends reinvested	7,015,587	8,747,312
Cost of shares redeemed	(21,379,067)	(36,644,917)

Total Class A Shares	(1,296,484)	(384,895)

Class C Shares
Proceeds from shares issued	8,395,497	17,961,756
Dividends reinvested	5,320,488	6,157,875
Cost of shares redeemed	(22,871,327)	(26,427,049)

Total Class C Shares	(9,155,342)	(2,307,418)

Class R Shares
Proceeds from shares issued	4,646,445	10,240,538
Dividends reinvested	9,626,997	12,794,331
Cost of shares redeemed	(19,764,511)	(34,059,624)

Total Class R Shares	(5,491,069)	(11,024,755)

30

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Moderate Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$28,039,532	$90,809,901
Dividends reinvested	22,804,960	34,487,374
Cost of shares redeemed	(162,505,209)	(55,485,912)

Total Class R6 Shares	(111,660,717)	69,811,363

Institutional Service Class Shares
Proceeds from shares issued	19,763,480	1,578,864
Dividends reinvested	193,299	233,791
Cost of shares redeemed	(8,877,505)	(1,406,690)

Total Institutional Service Class Shares	11,079,274	405,965

Service Class Shares
Proceeds from shares issued	25,453,103	49,128,023
Dividends reinvested	52,626,368	72,167,585
Cost of shares redeemed	(63,231,144)	(209,753,504)

Total Service Class Shares	14,848,327	(88,457,896)

Change in net assets from capital transactions	$(101,676,011)	$(31,957,636)

SHARE TRANSACTIONS:
Class A Shares
Issued	1,314,492	2,762,681
Reinvested	725,033	901,369
Redeemed	(2,147,107)	(3,717,379)

Total Class A Shares	(107,582)	(53,329)

Class C Shares
Issued	870,581	1,841,535
Reinvested	560,599	646,518
Redeemed	(2,337,524)	(2,696,300)

Total Class C Shares	(906,344)	(208,247)

Class R Shares
Issued	478,939	1,048,410
Reinvested	1,021,506	1,351,075
Redeemed	(2,031,703)	(3,492,129)

Total Class R Shares	(531,258)	(1,092,644)

Class R6 Shares (a)
Issued	2,809,404	9,148,533
Reinvested	2,368,305	3,568,702
Redeemed	(15,834,636)	(5,565,866)

Total Class R6 Shares	(10,656,927)	7,151,369

Institutional Service Class Shares
Issued	2,002,938	158,821
Reinvested	20,046	24,238
Redeemed	(897,545)	(140,799)

Total Institutional Service Class Shares	1,125,439	42,260

31

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Moderate Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
SHARE TRANSACTIONS: (continued)
Service Class Shares
Issued	2,558,950	4,965,762
Reinvested	5,466,849	7,476,155
Redeemed	(6,377,752)	(21,299,575)

Total Service Class Shares	1,648,047	(8,857,658)

Total change in shares	(9,428,625)	(3,018,249)

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

32

Statement of Cash Flows

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Investor Destinations Moderate Fund
INCREASE IN CASH
Cash flows provided by operating activities:
Net increase in net assets from operations	$109,876,515
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by operating activities:
Purchase of affiliated investments	(167,316,569)
Proceeds from disposition of affiliated investments	376,868,625
Reinvestment of dividend income from affiliates	(18,296,502)
Reinvestment of interest income from affiliates	(2,217,356)
Change in unrealized (appreciation)/depreciation from investments in affiliates	(24,356,075)
Reinvestment of net realized gain distributions from underlying affiliated funds	(29,485,369)
Net realized gain from investment transactions with affiliates	(39,602,669)
Increase in receivable for investments sold	(1,425,350)
Increase in prepaid expenses	(22,239)
Decrease in investment advisory fees	(17,637)
Increase in fund administration fees	4,715
Decrease in distribution fees	(20,606)
Decrease in administrative servicing fees	(6,964)
Decrease in accounting and transfer agent fees	(5,076)
Decrease in trustee fees	(1,399)
Increase in custodian fees	2,549
Increase in compliance program costs	234
Decrease in professional fees	(17,732)
Decrease in printing fees	(1,167)
Decrease in other payables	(1,001)

Net cash provided by operating activities	203,958,927

Cash flows used in financing activities:
Proceeds from shares issued	98,672,412
Cost of shares redeemed	(296,524,081)
Cash distributions paid to shareholders	(6,107,251)

Net cash used in financing activities	(203,958,920)

Net increase in cash	7

Cash:
Beginning of period	–

End of period	$7

Amount designated as “–” is zero or has been rounded to zero.

Supplemental disclosure of cash flow information:

Non-cash financing activities not included herein consist of reinvestment of distributions of $97,587,699.

Non-cash operating activities included herein include reinvestments of dividend income from affiliates, interest income from affiliates, and net realized gain distributions from affiliates of $49,999,227.

The accompanying notes are an integral part of these financial statements.

33

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Investor Destinations Moderate Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.11	0.12	0.62	0.74	(0.13)	(0.61)	(0.74)	$10.11	7.73%		$125,960,004	0.54%	2.35%	0.54%	14.77%
Year Ended October 31, 2016	$10.78	0.16	0.10	0.26	(0.17)	(0.76)	(0.93)	$10.11	2.81%		$127,043,425	0.54%	1.60%	0.54%	18.69%
Year Ended October 31, 2015	$11.35	0.18	(0.13)	0.05	(0.21)	(0.41)	(0.62)	$10.78	0.42%		$135,981,642	0.55%	1.68%	0.55%	12.98%
Year Ended October 31, 2014	$11.23	0.17	0.49	0.66	(0.19)	(0.35)	(0.54)	$11.35	6.08%		$143,271,556	0.54%	1.50%	0.54%	17.14%
Year Ended October 31, 2013	$9.93	0.17	1.36	1.53	(0.18)	(0.05)	(0.23)	$11.23	15.56%		$134,092,908	0.50%	1.58%	0.50%	32.04%
Year Ended October 31, 2012	$9.43	0.16	0.61	0.77	(0.22)	(0.05)	(0.27)	$9.93	8.38%		$114,304,018	0.49%	1.66%	0.49%	16.02%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$9.92	0.08	0.62	0.70	(0.10)	(0.61)	(0.71)	$9.91	7.38%		$115,640,359	1.26%	1.63%	1.26%	14.77%
Year Ended October 31, 2016	$10.59	0.09	0.10	0.19	(0.10)	(0.76)	(0.86)	$9.92	2.11%	(g)	$124,781,047	1.26%	0.87%	1.26%	18.69%
Year Ended October 31, 2015	$11.17	0.10	(0.14)	(0.04)	(0.13)	(0.41)	(0.54)	$10.59	(0.39%	)(g)	$135,414,362	1.27%	0.95%	1.27%	12.98%
Year Ended October 31, 2014	$11.06	0.09	0.48	0.57	(0.11)	(0.35)	(0.46)	$11.17	5.39%		$140,221,911	1.24%	0.81%	1.24%	17.14%
Year Ended October 31, 2013	$9.79	0.09	1.33	1.42	(0.10)	(0.05)	(0.15)	$11.06	14.68%		$137,680,905	1.19%	0.89%	1.19%	32.04%
Year Ended October 31, 2012	$9.25	0.09	0.60	0.69	(0.10)	(0.05)	(0.15)	$9.79	7.58%		$124,362,072	1.20%	0.97%	1.20%	16.02%

Class R Shares (h)
Six Months Ended April 30, 2017 (Unaudited)	$9.87	0.10	0.61	0.71	(0.12)	(0.61)	(0.73)	$9.85	7.56%		$131,513,113	0.83%	2.05%	0.83%	14.77%
Year Ended October 31, 2016	$10.54	0.13	0.10	0.23	(0.14)	(0.76)	(0.90)	$9.87	2.58%		$137,001,590	0.83%	1.31%	0.83%	18.69%
Year Ended October 31, 2015	$11.11	0.15	(0.13)	0.02	(0.18)	(0.41)	(0.59)	$10.54	0.15%		$157,858,210	0.82%	1.43%	0.82%	12.98%
Year Ended October 31, 2014	$11.00	0.14	0.47	0.61	(0.15)	(0.35)	(0.50)	$11.11	5.80%		$195,865,740	0.83%	1.23%	0.83%	17.14%
Year Ended October 31, 2013	$9.74	0.13	1.32	1.45	(0.14)	(0.05)	(0.19)	$11.00	15.06%		$207,910,628	0.84%	1.24%	0.84%	32.04%
Year Ended October 31, 2012	$9.20	0.12	0.60	0.72	(0.13)	(0.05)	(0.18)	$9.74	7.96%		$186,740,830	0.85%	1.31%	0.85%	16.02%

Class R6 Shares (i)
Six Months Ended April 30, 2017 (Unaudited)	$10.07	0.12	0.63	0.75	(0.15)	(0.61)	(0.76)	$10.06	7.85%		$319,765,194	0.18%	2.50%	0.18%	14.77%
Year Ended October 31, 2016	$10.74	0.19	0.10	0.29	(0.20)	(0.76)	(0.96)	$10.07	3.21%		$427,224,825	0.18%	1.95%	0.18%	18.69%
Year Ended October 31, 2015	$11.31	0.22	(0.13)	0.09	(0.25)	(0.41)	(0.66)	$10.74	0.81%		$378,818,840	0.18%	2.03%	0.18%	12.98%
Year Ended October 31, 2014	$11.19	0.21	0.49	0.70	(0.23)	(0.35)	(0.58)	$11.31	6.47%		$343,231,738	0.18%	1.84%	0.18%	17.14%
Year Ended October 31, 2013	$9.90	0.20	1.35	1.55	(0.21)	(0.05)	(0.26)	$11.19	15.86%		$284,753,727	0.20%	1.86%	0.20%	32.04%
Year Ended October 31, 2012	$9.35	0.19	0.60	0.79	(0.19)	(0.05)	(0.24)	$9.90	8.64%		$219,767,806	0.20%	1.95%	0.20%	16.02%

Institutional Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.06	0.10	0.65	0.75	(0.15)	(0.61)	(0.76)	$10.05	7.83%		$16,091,496	0.25%	1.99%	0.25%	14.77%
Year Ended October 31, 2016	$10.73	0.19	0.09	0.28	(0.19)	(0.76)	(0.95)	$10.06	3.11%		$4,778,443	0.26%	1.86%	0.26%	18.69%
Year Ended October 31, 2015	$11.30	0.19	(0.11)	0.08	(0.24)	(0.41)	(0.65)	$10.73	0.69%		$4,642,375	0.30%	1.78%	0.30%	12.98%
Period Ended October 31, 2014 (j)	$11.03	0.09	0.28	0.37	(0.10)	–	(0.10)	$11.30	3.35%		$4,576,528	0.22%	1.16%	0.22%	17.14%

Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.07	0.11	0.62	0.73	(0.13)	(0.61)	(0.74)	$10.06	7.64%		$736,776,593	0.58%	2.28%	0.58%	14.77%
Year Ended October 31, 2016	$10.73	0.15	0.11	0.26	(0.16)	(0.76)	(0.92)	$10.07	2.88%		$720,411,875	0.58%	1.55%	0.58%	18.69%
Year Ended October 31, 2015	$11.30	0.18	(0.13)	0.05	(0.21)	(0.41)	(0.62)	$10.73	0.39%		$863,020,205	0.58%	1.66%	0.58%	12.98%
Year Ended October 31, 2014	$11.18	0.16	0.49	0.65	(0.18)	(0.35)	(0.53)	$11.30	6.05%		$973,090,459	0.58%	1.48%	0.58%	17.14%
Year Ended October 31, 2013	$9.90	0.16	1.34	1.50	(0.17)	(0.05)	(0.22)	$11.18	15.30%		$992,441,693	0.60%	1.50%	0.60%	32.04%
Year Ended October 31, 2012	$9.34	0.15	0.61	0.76	(0.15)	(0.05)	(0.20)	$9.90	8.30%		$927,470,622	0.60%	1.56%	0.60%	16.02%

Amount designated as “–” is zero or has been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014. Total return is calculated based on inception date of March 3, 2014 through October 31, 2014.

The accompanying notes are an integral part of these financial statements.

34

Fund Overview	Nationwide Investor Destinations Moderately Conservative Fund

Asset Allocation†

Equity Funds	38.3%
Fixed Income Funds	35.8%
Investment Contract	16.9%
Alternative Assets	9.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide Bond Index Fund, Class R6	17.9%
Nationwide Contract	16.9%
Nationwide S&P 500 Index Fund, Class R6	13.1%
Nationwide International Index Fund, Class R6	10.1%
Nationwide HighMark Short Term Bond Fund, Class R6	8.0%
Nationwide Core Plus Bond Fund, Class R6	7.0%
Nationwide Mid Cap Market Index Fund, Class R6	6.0%
Nationwide Ziegler Equity Income Fund, Class R6	5.0%
Nationwide Portfolio Completion Fund, Class R6	5.0%
Nationwide Small Cap Index Fund, Class R6	3.0%
Other Holdings	8.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2017.

35

Shareholder Expense Example	Nationwide Investor Destinations Moderately Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Investor Destinations Moderately Conservative Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17(a)	Expense Ratio During Period (%) 11/01/16 - 04/30/17(a)
Class A Shares	Actual	(b)	1,000.00	1,050.80	2.75	0.54
	Hypothetical	(b)(c)	1,000.00	1,022.12	2.71	0.54
Class C Shares	Actual	(b)	1,000.00	1,047.10	6.45	1.27
	Hypothetical	(b)(c)	1,000.00	1,018.50	6.36	1.27
Class R Shares	Actual	(b)	1,000.00	1,048.90	4.27	0.84
	Hypothetical	(b)(c)	1,000.00	1,020.63	4.21	0.84
Class R6 Shares(d)	Actual	(b)	1,000.00	1,053.00	1.02	0.20
	Hypothetical	(b)(c)	1,000.00	1,023.80	1.00	0.20
Institutional Service Class Shares	Actual	(b)	1,000.00	1,052.80	1.48	0.29
	Hypothetical	(b)(c)	1,000.00	1,023.36	1.45	0.29
Service Class Shares	Actual	(b)	1,000.00	1,051.10	3.00	0.59
	Hypothetical	(b)(c)	1,000.00	1,021.87	2.96	0.59

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

(d)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

36

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

Investment Companies 83.1%

	Shares	Market Value

Alternative Assets 9.0%
Nationwide Amundi Global High Yield Fund, Class R6 (a)	1,439,167	$15,168,823
Nationwide Emerging Markets Debt Fund, Class R6 (a)	485,730	5,022,447
Nationwide Portfolio Completion Fund, Class R6 (a)	2,580,871	24,982,829

Total Alternative Assets (cost $44,071,193)		45,174,099

Equity Funds 38.3%
Nationwide International Index Fund, Class R6 (a)	6,310,399	50,672,501
Nationwide International Small Cap Fund, Class R6* (a)	470,211	5,181,728
Nationwide Mid Cap Market Index Fund, Class R6 (a)	1,646,650	30,397,155
Nationwide S&P 500 Index Fund, Class R6 (a)	4,334,062	65,747,727
Nationwide Small Cap Index Fund, Class R6 (a)	1,027,419	15,349,642
Nationwide Ziegler Equity Income Fund, Class R6 (a)	1,701,769	25,084,068

Total Equity Funds (cost $174,097,669)		192,432,821

Fixed Income Funds 35.8%
Nationwide Bond Index Fund, Class R6 (a)	8,198,056	90,096,638
Nationwide Core Plus Bond Fund, Class R6 (a)	3,422,617	35,047,600
Nationwide HighMark Short Term Bond Fund, Class R6 (a)	4,017,677	40,016,060
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	1,516,217	14,995,383

Total Fixed Income Funds (cost $183,375,471)		180,155,681

Total Investment Companies (cost $401,544,333)		417,762,601

Investment Contract 16.9%

	Principal Amount	Market Value

Nationwide Contract, 2.95% (a)(b)(c)	$85,078,491	$85,078,491

Total Investment Contract (cost $85,078,491)		85,078,491

Total Investments (cost $486,622,824) (d) — 100.0%		502,841,092

Liabilities in excess of other assets — 0.0%†		(131,392)

NET ASSETS — 100.0%		$502,709,700

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

37

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund
Assets:
Investments in affiliates, at value (cost $486,622,824)	$502,841,092
Receivable for investments sold	711,930
Receivable for capital shares issued	303,417
Prepaid expenses	53,664

Total Assets	503,910,103

Liabilities:
Payable for capital shares redeemed	920,110
Accrued expenses and other payables:
Investment advisory fees	53,592
Fund administration fees	20,568
Distribution fees	123,518
Administrative servicing fees	51,094
Accounting and transfer agent fees	4,515
Trustee fees	1,414
Custodian fees	3,970
Compliance program costs (Note 3)	300
Professional fees	8,619
Printing fees	8,431
Other	4,272

Total Liabilities	1,200,403

Net Assets	$502,709,700

Represented by:
Capital	$478,625,908
Accumulated undistributed net investment income	264,960
Accumulated net realized gains from affiliated investments	7,600,564
Net unrealized appreciation/(depreciation) from investments in affiliates	16,218,268

Net Assets	$502,709,700

Net Assets:
Class A Shares	$61,622,173
Class C Shares	58,823,833
Class R Shares	52,465,205
Class R6 Shares	123,637,353
Institutional Service Class Shares	8,253,150
Service Class Shares	197,907,986

Total	$502,709,700

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	6,050,940
Class C Shares	5,807,813
Class R Shares	5,141,448
Class R6 Shares	12,006,454
Institutional Service Class Shares	804,740
Service Class Shares	19,310,520

Total	49,121,915

38

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.18
Class C Shares (b)	$10.13
Class R Shares	$10.20
Class R6 Shares	$10.30
Institutional Service Class Shares	$10.26
Service Class Shares	$10.25
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.80

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

39

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund
INVESTMENT INCOME:
Dividend income from affiliates	$5,645,441
Interest income from affiliates	1,261,381

Total Income	6,906,822

EXPENSES:
Investment advisory fees	325,637
Fund administration fees	77,479
Distribution fees Class A	68,695
Distribution fees Class C	298,510
Distribution fees Class R	135,679
Distribution fees Service Class	248,216
Administrative servicing fees Class A	24,730
Administrative servicing fees Class C	20,896
Administrative servicing fees Class R	37,990
Administrative servicing fees Institutional Service Class	2,568
Administrative servicing fees Service Class	139,001
Registration and filing fees	38,789
Professional fees	17,006
Printing fees	9,819
Trustee fees	7,277
Custodian fees	10,276
Accounting and transfer agent fees	17,726
Compliance program costs (Note 3)	1,110
Other	7,991

Total expenses before earnings credit	1,489,395

Earnings credit (Note 5)	(69)

Net Expenses	1,489,326

NET INVESTMENT INCOME	5,417,496

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from affiliated Underlying Funds	6,750,104
Net realized gains from investment transactions with affiliates	8,947,908

Net realized gains from affiliated investments	15,698,012

Net change in unrealized appreciation/(depreciation) from investments in affiliates	3,938,926

Net realized/unrealized gains from affiliated investments	19,636,938

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$25,054,434

The accompanying notes are an integral part of these financial statements.

40

Statements of Changes in Net Assets

	Nationwide Investor Destinations Moderately Conservative Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$5,417,496	$8,784,066
Net realized gains from affiliated investments	15,698,012	17,458,340
Net change in unrealized appreciation/(depreciation) from investments in affiliates	3,938,926	(10,349,088)

Change in net assets resulting from operations	25,054,434	15,893,318

Distributions to Shareholders From:
Net investment income:
Class A	(648,396)	(982,419)
Class C	(505,478)	(646,250)
Class R	(573,450)	(918,519)
Class R6 (a)	(1,630,917)	(2,845,220)
Institutional Service Class	(71,015)	(58,599)
Service Class	(2,377,597)	(3,771,804)
Net realized gains:
Class A	(1,774,998)	(1,789,237)
Class C	(1,982,094)	(1,936,721)
Class R	(1,806,499)	(2,084,564)
Class R6 (a)	(3,893,472)	(3,982,056)
Institutional Service Class	(149,255)	(92,442)
Service Class	(6,686,673)	(7,574,047)

Change in net assets from shareholder distributions	(22,099,844)	(26,681,878)

Change in net assets from capital transactions	(33,824,466)	(11,851,958)

Change in net assets	(30,869,876)	(22,640,518)

Net Assets:
Beginning of period	533,579,576	556,220,094

End of period	$502,709,700	$533,579,576

Accumulated undistributed net investment income at end of period	$264,960	$654,317

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$13,080,558	$12,359,703
Dividends reinvested	1,989,869	2,245,987
Cost of shares redeemed	(7,804,756)	(14,751,436)

Total Class A Shares	7,265,671	(145,746)

Class C Shares
Proceeds from shares issued	4,778,406	12,791,634
Dividends reinvested	1,860,776	1,809,170
Cost of shares redeemed	(8,844,794)	(12,753,512)

Total Class C Shares	(2,205,612)	1,847,292

Class R Shares
Proceeds from shares issued	4,399,259	8,275,823
Dividends reinvested	2,280,544	2,881,705
Cost of shares redeemed	(12,436,133)	(18,538,074)

Total Class R Shares	(5,756,330)	(7,380,546)

41

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Moderately Conservative Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$9,979,474	$40,512,917
Dividends reinvested	5,524,389	6,827,276
Cost of shares redeemed	(43,987,550)	(20,174,154)

Total Class R6 Shares	(28,483,687)	27,166,039

Institutional Service Class Shares
Proceeds from shares issued	6,352,601	1,446,721
Dividends reinvested	133,308	95,669
Cost of shares redeemed	(1,598,735)	(1,201,241)

Total Institutional Service Class Shares	4,887,174	341,149

Service Class Shares
Proceeds from shares issued	10,253,844	24,468,456
Dividends reinvested	9,064,270	11,345,716
Cost of shares redeemed	(28,849,796)	(69,494,318)

Total Service Class Shares	(9,531,682)	(33,680,146)

Change in net assets from capital transactions	$(33,824,466)	$(11,851,958)

SHARE TRANSACTIONS:
Class A Shares
Issued	1,298,755	1,234,697
Reinvested	201,612	228,732
Redeemed	(778,139)	(1,478,023)

Total Class A Shares	722,228	(14,594)

Class C Shares
Issued	479,236	1,281,176
Reinvested	189,413	185,291
Redeemed	(882,237)	(1,277,532)

Total Class C Shares	(213,588)	188,935

Class R Shares
Issued	435,022	829,820
Reinvested	230,422	293,150
Redeemed	(1,230,326)	(1,849,823)

Total Class R Shares	(564,882)	(726,853)

Class R6 Shares (a)
Issued	979,148	3,993,164
Reinvested	553,440	687,362
Redeemed	(4,256,310)	(1,986,094)

Total Class R6 Shares	(2,723,722)	2,694,432

Institutional Service Class Shares
Issued	625,943	142,901
Reinvested	13,401	9,669
Redeemed	(157,882)	(120,099)

Total Institutional Service Class Shares	481,462	32,471

42

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Moderately Conservative Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
SHARE TRANSACTIONS: (continued)
Service Class Shares
Issued	1,008,071	2,428,459
Reinvested	912,004	1,149,171
Redeemed	(2,859,409)	(6,917,839)

Total Service Class Shares	(939,334)	(3,340,209)

Total change in shares	(3,237,836)	(1,165,818)

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

43

Statement of Cash Flows

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund
DECREASE IN CASH
Cash flows provided by operating activities:
Net increase in net assets from operations	$25,054,434
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by operating activities:
Purchase of affiliated investments	(57,488,241)
Proceeds from disposition of affiliated investments	115,057,715
Reinvestment of dividend income from affiliates	(5,645,441)
Reinvestment of interest income from affiliates	(1,261,381)
Change in unrealized (appreciation)/depreciation from investments in affiliates	(3,938,926)
Reinvestment of net realized gain distributions from underlying affiliated funds	(6,750,104)
Net realized gain from investment transactions with affiliates	(8,947,908)
Decrease in receivable for investments sold	179,471
Increase in prepaid expenses	(18,020)
Decrease in investment advisory fees	(5,309)
Increase in fund administration fees	6,753
Decrease in distribution fees	(8,632)
Decrease in administrative servicing fees	(17,575)
Decrease in accounting and transfer agent fees	(2,254)
Decrease in trustee fees	(453)
Increase in custodian fees	830
Increase in compliance program costs	74
Decrease in professional fees	(10,267)
Decrease in printing fees	(1,561)
Decrease in other payables	(3,108)

Net cash provided by operating activities	56,200,097

Cash flows used in financing activities:
Proceeds from shares issued	48,599,834
Cost of shares redeemed	(103,553,243)
Cash distributions paid to shareholders	(1,246,688)

Net cash used in financing activities	(56,200,097)

Net decrease in cash	–

Cash:
Beginning of period	–

End of period	$–

Amounts designated as “–” are zero or have been rounded to zero.

Supplemental disclosure of cash flow information:

Non-cash financing activities not included herein consist of reinvestment of distributions of $20,853,156.

Non-cash operating activities included herein include reinvestments of dividend income from affiliates, interest income from affiliates, and net realized gain distributions from affiliates of $13,656,926.

The accompanying notes are an integral part of these financial statements.

44

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Investor Destinations Moderately Conservative Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.14	0.11	0.39	0.50	(0.12)	(0.34)	(0.46)	$10.18	5.08%	$61,622,173	0.54%	2.20%	0.54%	14.02%
Year Ended October 31, 2016	$10.35	0.17	0.13	0.30	(0.18)	(0.33)	(0.51)	$10.14	3.11%	$54,037,826	0.54%	1.70%	0.54%	19.58%
Year Ended October 31, 2015	$10.68	0.18	(0.08)	0.10	(0.20)	(0.23)	(0.43)	$10.35	0.95%	$55,283,435	0.58%	1.70%	0.58%	13.81%
Year Ended October 31, 2014	$11.11	0.16	0.35	0.51	(0.18)	(0.76)	(0.94)	$10.68	4.95%	$58,734,361	0.57%	1.54%	0.57%	18.14%
Year Ended October 31, 2013	$10.46	0.17	0.81	0.98	(0.18)	(0.15)	(0.33)	$11.11	9.59%	$48,814,648	0.52%	1.58%	0.52%	36.85%
Year Ended October 31, 2012	$10.08	0.18	0.49	0.67	(0.19)	(0.10)	(0.29)	$10.46	6.81%	$44,422,496	0.51%	1.80%	0.51%	20.61%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.09	0.07	0.40	0.47	(0.09)	(0.34)	(0.43)	$10.13	4.71%	$58,823,833	1.27%	1.50%	1.27%	14.02%
Year Ended October 31, 2016	$10.29	0.10	0.14	0.24	(0.11)	(0.33)	(0.44)	$10.09	2.47%	$60,735,873	1.28%	0.95%	1.28%	19.58%
Year Ended October 31, 2015	$10.63	0.10	(0.08)	0.02	(0.13)	(0.23)	(0.36)	$10.29	0.15%	$60,039,930	1.28%	0.96%	1.28%	13.81%
Year Ended October 31, 2014	$11.07	0.09	0.34	0.43	(0.11)	(0.76)	(0.87)	$10.63	4.17%	$55,313,487	1.26%	0.84%	1.26%	18.14%
Year Ended October 31, 2013	$10.42	0.10	0.81	0.91	(0.11)	(0.15)	(0.26)	$11.07	8.88%	$46,881,793	1.21%	0.90%	1.21%	36.85%
Year Ended October 31, 2012	$10.04	0.11	0.49	0.60	(0.12)	(0.10)	(0.22)	$10.42	6.09%	$41,368,353	1.22%	1.10%	1.22%	20.61%

Class R Shares (g)
Six Months Ended April 30, 2017 (Unaudited)	$10.16	0.10	0.39	0.49	(0.11)	(0.34)	(0.45)	$10.20	4.89%	$52,465,205	0.84%	1.93%	0.84%	14.02%
Year Ended October 31, 2016	$10.36	0.14	0.14	0.28	(0.15)	(0.33)	(0.48)	$10.16	2.88%	$57,969,013	0.85%	1.39%	0.85%	19.58%
Year Ended October 31, 2015	$10.70	0.15	(0.09)	0.06	(0.17)	(0.23)	(0.40)	$10.36	0.57%	$66,666,515	0.84%	1.45%	0.84%	13.81%
Year Ended October 31, 2014	$11.13	0.13	0.35	0.48	(0.15)	(0.76)	(0.91)	$10.70	4.63%	$83,675,301	0.86%	1.27%	0.86%	18.14%
Year Ended October 31, 2013	$10.47	0.13	0.83	0.96	(0.15)	(0.15)	(0.30)	$11.13	9.30%	$88,286,612	0.86%	1.25%	0.86%	36.85%
Year Ended October 31, 2012	$10.09	0.15	0.48	0.63	(0.15)	(0.10)	(0.25)	$10.47	6.43%	$85,855,793	0.86%	1.45%	0.86%	20.61%

Class R6 Shares (h)
Six Months Ended April 30, 2017 (Unaudited)	$10.25	0.13	0.40	0.53	(0.14)	(0.34)	(0.48)	$10.30	5.30%	$123,637,353	0.20%	2.48%	0.20%	14.02%
Year Ended October 31, 2016	$10.45	0.21	0.13	0.34	(0.21)	(0.33)	(0.54)	$10.25	3.53%	$150,948,313	0.20%	2.02%	0.20%	19.58%
Year Ended October 31, 2015	$10.79	0.22	(0.09)	0.13	(0.24)	(0.23)	(0.47)	$10.45	1.23%	$125,766,263	0.20%	2.04%	0.20%	13.81%
Year Ended October 31, 2014	$11.21	0.20	0.36	0.56	(0.22)	(0.76)	(0.98)	$10.79	5.38%	$111,372,125	0.21%	1.89%	0.21%	18.14%
Year Ended October 31, 2013	$10.55	0.20	0.82	1.02	(0.21)	(0.15)	(0.36)	$11.21	9.93%	$93,302,759	0.21%	1.88%	0.21%	36.85%
Year Ended October 31, 2012	$10.16	0.22	0.49	0.71	(0.22)	(0.10)	(0.32)	$10.55	7.17%	$70,457,429	0.22%	2.09%	0.22%	20.61%

Institutional Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.21	0.12	0.41	0.53	(0.14)	(0.34)	(0.48)	$10.26	5.28%	$8,253,150	0.29%	2.29%	0.29%	14.02%
Year Ended October 31, 2016	$10.41	0.20	0.13	0.33	(0.20)	(0.33)	(0.53)	$10.21	3.43%	$3,300,780	0.30%	1.94%	0.30%	19.58%
Year Ended October 31, 2015	$10.75	0.19	(0.07)	0.12	(0.23)	(0.23)	(0.46)	$10.41	1.12%	$3,028,431	0.32%	1.84%	0.32%	13.81%
Period Ended October 31, 2014 (i)	$10.53	0.10	0.22	0.32	(0.10)	–	(0.10)	$10.75	3.06%	$2,070,270	0.24%	1.37%	0.24%	18.14%

Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.20	0.11	0.40	0.51	(0.12)	(0.34)	(0.46)	$10.25	5.11%	$197,907,986	0.59%	2.21%	0.59%	14.02%
Year Ended October 31, 2016	$10.40	0.16	0.14	0.30	(0.17)	(0.33)	(0.50)	$10.20	3.12%	$206,587,771	0.60%	1.63%	0.60%	19.58%
Year Ended October 31, 2015	$10.74	0.18	(0.09)	0.09	(0.20)	(0.23)	(0.43)	$10.40	0.82%	$245,435,520	0.60%	1.67%	0.60%	13.81%
Year Ended October 31, 2014	$11.17	0.16	0.34	0.50	(0.17)	(0.76)	(0.93)	$10.74	4.88%	$284,346,558	0.61%	1.52%	0.61%	18.14%
Year Ended October 31, 2013	$10.51	0.16	0.82	0.98	(0.17)	(0.15)	(0.32)	$11.17	9.53%	$301,635,705	0.61%	1.50%	0.61%	36.85%
Year Ended October 31, 2012	$10.12	0.17	0.50	0.67	(0.18)	(0.10)	(0.28)	$10.51	6.77%	$303,997,111	0.62%	1.70%	0.62%	20.61%

Amount designated as “–” is zero or has been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(i)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014. Total return is calculated based on inception date of March 3, 2014 through October 31, 2014.

The accompanying notes are an integral part of these financial statements.

45

Fund Overview	Nationwide Investor Destinations Conservative Fund

Asset Allocation†

Fixed Income Funds	50.5%
Investment Contract	23.9%
Equity Funds	18.5%
Alternative Assets	7.0%
Other assets in excess of liabilities	0.1%
100.0%

Top Holdings††

Nationwide Contract	24.0%
Nationwide Bond Index Fund, Class R6	22.0%
Nationwide HighMark Short Term Bond Fund, Class R6	14.0%
Nationwide Core Plus Bond Fund, Class R6	9.5%
Nationwide S&P 500 Index Fund, Class R6	5.0%
Nationwide Inflation-Protected Securities Fund, Class R6	5.0%
Nationwide International Index Fund, Class R6	4.5%
Nationwide Ziegler Equity Income Fund, Class R6	4.0%
Nationwide Portfolio Completion Fund, Class R6	4.0%
Nationwide Mid Cap Market Index Fund, Class R6	3.0%
Other Holdings	5.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Percentages indicated are based upon total investments as of April 30, 2017.

46

Shareholder Expense Example	Nationwide Investor Destinations Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Investor Destinations Conservative Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17(a)	Expense Ratio During Period (%) 11/01/16 - 04/30/17(a)
Class A Shares	Actual	(b)	1,000.00	1,025.00	2.66	0.53
	Hypothetical	(b)(c)	1,000.00	1,022.17	2.66	0.53
Class C Shares	Actual	(b)	1,000.00	1,021.50	6.37	1.27
	Hypothetical	(b)(c)	1,000.00	1,018.50	6.36	1.27
Class R Shares	Actual	(b)	1,000.00	1,023.40	4.21	0.84
	Hypothetical	(b)(c)	1,000.00	1,020.63	4.21	0.84
Class R6 Shares(d)	Actual	(b)	1,000.00	1,026.60	1.00	0.20
	Hypothetical	(b)(c)	1,000.00	1,023.80	1.00	0.20
Institutional Service Class Shares	Actual	(b)	1,000.00	1,026.20	1.46	0.29
	Hypothetical	(b)(c)	1,000.00	1,023.36	1.45	0.29
Service Class Shares	Actual	(b)	1,000.00	1,024.60	2.96	0.59
	Hypothetical	(b)(c)	1,000.00	1,021.87	2.96	0.59

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

(d)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

47

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Investor Destinations Conservative Fund

Investment Companies 76.0%

	Shares	Market Value

Alternative Assets 7.0%
Nationwide Amundi Global High Yield Fund, Class R6 (a)	1,376,748	$14,510,926
Nationwide Emerging Markets Debt Fund, Class R6 (a)	696,186	7,198,562
Nationwide Portfolio Completion Fund, Class R6 (a)	2,965,504	28,706,076

Total Alternative Assets (cost $48,733,838)		50,415,564

Equity Funds 18.5%
Nationwide International Index Fund, Class R6 (a)	4,041,894	32,456,411
Nationwide Mid Cap Market Index Fund, Class R6 (a)	1,169,261	21,584,552
Nationwide S&P 500 Index Fund, Class R6 (a)	2,378,261	36,078,221
Nationwide Small Cap Index Fund, Class R6 (a)	969,094	14,478,267
Nationwide Ziegler Equity Income Fund, Class R6 (a)	1,947,495	28,706,076

Total Equity Funds (cost $123,398,644)		133,303,527

Fixed Income Funds 50.5%
Nationwide Bond Index Fund, Class R6 (a)	14,420,388	158,480,068
Nationwide Core Plus Bond Fund, Class R6 (a)	6,684,422	68,448,483
Nationwide HighMark Short Term Bond Fund, Class R6 (a)	10,116,445	100,759,788
Nationwide Inflation-Protected Securities Fund, Class R6 (a)	3,635,614	35,956,225

Total Fixed Income Funds (cost $366,595,849)		363,644,564

Total Investment Companies (cost $538,728,331)		547,363,655

Investment Contract 23.9%

	Principal Amount	Market Value

Nationwide Contract, 2.95% (a)(b)(c)	$172,561,242	$172,561,242

Total Investment Contract (cost $172,561,242)		172,561,242

Total Investments (cost $711,289,573) (d) — 99.9%		719,924,897

Other assets in excess of liabilities — 0.1%		725,635

NET ASSETS — 100.0%		$720,650,532

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

48

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Investor Destinations Conservative Fund
Assets:
Investments in affiliates, at value (cost $711,289,573)	$719,924,897
Receivable for capital shares issued	4,007,225
Prepaid expenses	70,006

Total Assets	724,002,128

Liabilities:
Payable for investments purchased	701,415
Payable for capital shares redeemed	2,241,135
Accrued expenses and other payables:
Investment advisory fees	76,640
Fund administration fees	24,380
Distribution fees	205,231
Administrative servicing fees	74,396
Accounting and transfer agent fees	3,738
Trustee fees	1,786
Custodian fees	2,476
Compliance program costs (Note 3)	363
Professional fees	7,274
Printing fees	8,772
Other	3,990

Total Liabilities	3,351,596

Net Assets	$720,650,532

Represented by:
Capital	$709,346,948
Accumulated undistributed net investment income	804,591
Accumulated net realized gains from affiliated investments	1,863,669
Net unrealized appreciation/(depreciation) from investments in affiliates	8,635,324

Net Assets	$720,650,532

Net Assets:
Class A Shares	$119,448,194
Class C Shares	158,156,207
Class R Shares	39,417,103
Class R6 Shares	84,613,946
Institutional Service Class Shares	172,250,765
Service Class Shares	146,764,317

Total	$720,650,532

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	11,710,364
Class C Shares	15,587,401
Class R Shares	3,873,058
Class R6 Shares	8,252,383
Institutional Service Class Shares	16,839,310
Service Class Shares	14,344,330

Total	70,606,846

49

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Investor Destinations Conservative Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.20
Class C Shares (b)	$10.15
Class R Shares	$10.18
Class R6 Shares	$10.25
Institutional Service Class Shares	$10.23
Service Class Shares	$10.23
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.82

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

50

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Investor Destinations Conservative Fund
INVESTMENT INCOME:
Dividend income from affiliates	$6,894,165
Interest income from affiliates	2,518,662

Total Income	9,412,827

EXPENSES:
Investment advisory fees	460,689
Fund administration fees	99,740
Distribution fees Class A	184,416
Distribution fees Class C	760,532
Distribution fees Class R	106,438
Distribution fees Service Class	184,603
Administrative servicing fees Class A	59,014
Administrative servicing fees Class C	53,237
Administrative servicing fees Class R	29,802
Administrative servicing fees Institutional Service Class	58,949
Administrative servicing fees Service Class	103,377
Registration and filing fees	42,597
Professional fees	19,532
Printing fees	18,262
Trustee fees	10,242
Custodian fees	11,974
Accounting and transfer agent fees	22,706
Compliance program costs (Note 3)	1,584
Other	10,561

Total expenses before earnings credit	2,238,255

Earnings credit (Note 5)	(1)

Net Expenses	2,238,254

NET INVESTMENT INCOME	7,174,573

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from affiliated Underlying Funds	4,405,918
Net realized gains from investment transactions with affiliates	191,676

Net realized gains from affiliated investments	4,597,594

Net change in unrealized appreciation/(depreciation) from investments in affiliates	5,502,160

Net realized/unrealized gains from affiliated investments	10,099,754

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$17,274,327

The accompanying notes are an integral part of these financial statements.

51

Statements of Changes in Net Assets

	Nationwide Investor Destinations Conservative Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$7,174,573	$9,545,047
Net realized gains from affiliated investments	4,597,594	6,341,164
Net change in unrealized appreciation/(depreciation) from investments in affiliates	5,502,160	3,019,936

Change in net assets resulting from operations	17,274,327	18,906,147

Distributions to Shareholders From:
Net investment income:
Class A	(1,670,519)	(2,014,634)
Class C	(1,148,522)	(1,288,009)
Class R	(407,839)	(562,641)
Class R6 (a)	(1,047,089)	(1,776,146)
Institutional Service Class	(1,598,322)	(1,466,219)
Service Class	(1,605,565)	(2,593,937)
Net realized gains:
Class A	(1,452,812)	(1,162,677)
Class C	(1,460,340)	(1,467,611)
Class R	(422,229)	(530,642)
Class R6 (a)	(788,772)	(1,042,945)
Institutional Service Class	(1,209,403)	(662,272)
Service Class	(1,441,718)	(2,120,545)

Change in net assets from shareholder distributions	(14,253,130)	(16,688,278)

Change in net assets from capital transactions	(5,691,191)	174,972,733

Change in net assets	(2,669,994)	177,190,602

Net Assets:
Beginning of period	723,320,526	546,129,924

End of period	$720,650,532	$723,320,526

Accumulated undistributed net investment income at end of period	$804,591	$1,107,874

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$29,491,226	$108,679,689
Dividends reinvested	2,279,022	2,635,437
Cost of shares redeemed	(67,820,644)	(46,685,085)

Total Class A Shares	(36,050,396)	64,630,041

Class C Shares
Proceeds from shares issued	26,362,741	62,710,612
Dividends reinvested	2,124,952	2,143,529
Cost of shares redeemed	(19,895,856)	(27,331,904)

Total Class C Shares	8,591,837	37,522,237

Class R Shares
Proceeds from shares issued	2,790,173	17,644,096
Dividends reinvested	819,362	1,076,184
Cost of shares redeemed	(10,740,370)	(14,824,636)

Total Class R Shares	(7,130,835)	3,895,644

52

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Conservative Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$11,469,954	$51,733,376
Dividends reinvested	1,835,120	2,818,827
Cost of shares redeemed	(34,453,874)	(32,985,044)

Total Class R6 Shares	(21,148,800)	21,567,159

Institutional Service Class Shares
Proceeds from shares issued	86,275,154	89,110,385
Dividends reinvested	1,805,604	1,290,687
Cost of shares redeemed	(32,214,441)	(21,559,535)

Total Institutional Service Class Shares	55,866,317	68,841,537

Service Class Shares
Proceeds from shares issued	14,753,055	28,350,064
Dividends reinvested	3,045,681	4,713,118
Cost of shares redeemed	(23,618,050)	(54,547,067)

Total Service Class Shares	(5,819,314)	(21,483,885)

Change in net assets from capital transactions	$(5,691,191)	$174,972,733

SHARE TRANSACTIONS:
Class A Shares
Issued	2,915,723	10,813,804
Reinvested	227,852	265,190
Redeemed	(6,691,511)	(4,651,491)

Total Class A Shares	(3,547,936)	6,427,503

Class C Shares
Issued	2,619,315	6,261,341
Reinvested	213,402	217,199
Redeemed	(1,976,550)	(2,736,451)

Total Class C Shares	856,167	3,742,089

Class R Shares
Issued	276,822	1,747,221
Reinvested	82,106	108,824
Redeemed	(1,062,890)	(1,479,146)

Total Class R Shares	(703,962)	376,899

Class R6 Shares (a)
Issued	1,126,915	5,084,687
Reinvested	182,533	282,375
Redeemed	(3,379,728)	(3,255,544)

Total Class R6 Shares	(2,070,280)	2,111,518

Institutional Service Class Shares
Issued	8,490,956	8,830,046
Reinvested	179,938	129,184
Redeemed	(3,176,844)	(2,142,006)

Total Institutional Service Class Shares	5,494,050	6,817,224

53

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Conservative Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
SHARE TRANSACTIONS: (continued)
Service Class Shares
Issued	1,454,409	2,807,268
Reinvested	303,616	473,958
Redeemed	(2,330,134)	(5,425,238)

Total Service Class Shares	(572,109)	(2,144,012)

Total change in shares	(544,070)	17,331,221

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

54

Statement of Cash Flows

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Investor Destinations Conservative Fund
DECREASE IN CASH
Cash flows provided by operating activities:
Net increase in net assets from operations	$17,274,327
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by operating activities:
Purchase of affiliated investments	(113,198,070)
Proceeds from disposition of affiliated investments	135,998,099
Reinvestment of dividend income from affiliates	(6,894,165)
Reinvestment of interest income from affiliates	(2,518,662)
Change in unrealized (appreciation)/depreciation from investments in affiliates	(5,502,160)
Reinvestment of net realized gain distributions from underlying affiliated funds	(4,405,918)
Net realized gain from investment transactions with affiliates	(191,676)
Increase in prepaid expenses	(33,034)
Increase in payable for investments purchased	436,288
Decrease in investment advisory fees	(1,350)
Increase in fund administration fees	7,408
Decrease in distribution fees	(2,527)
Decrease in administrative servicing fees	(16,326)
Decrease in accounting and transfer agent fees	(3,807)
Decrease in trustee fees	(637)
Decrease in custodian fees	(1,137)
Increase in compliance program costs	94
Decrease in professional fees	(12,148)
Decrease in printing fees	(3,364)
Decrease in other payables	(3,854)

Net cash provided by operating activities	20,927,381

Cash flows used in financing activities:
Proceeds from shares issued	168,554,735
Cost of shares redeemed	(187,138,727)
Cash distributions paid to shareholders	(2,343,389)

Net cash used in financing activities	(20,927,381)

Net decrease in cash	–

Cash:
Beginning of period	–

End of period	$–

Amounts designated as “–” are zero or have been rounded to zero.

Supplemental disclosure of cash flow information:

Non-cash financing activities not included herein consist of reinvestment of distributions of $11,909,741.

Non-cash operating activities included herein include reinvestments of dividend income from affiliates, interest income from affiliates, and net realized gain distributions from affiliates of $13,818,745.

The accompanying notes are an integral part of these financial statements.

55

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Investor Destinations Conservative Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.16	0.11	0.14	0.25	(0.11)	(0.10)	(0.21)	$10.20	2.50%	$119,448,194	0.53%	2.14%	0.53%	17.75%
Year Ended October 31, 2016	$10.14	0.17	0.16	0.33	(0.18)	(0.13)	(0.31)	$10.16	3.31%	$155,015,063	0.54%	1.67%	0.54%	14.83%
Year Ended October 31, 2015	$10.30	0.17	(0.08)	0.09	(0.18)	(0.07)	(0.25)	$10.14	0.91%	$89,550,546	0.55%	1.69%	0.55%	15.91%
Year Ended October 31, 2014	$10.62	0.15	0.22	0.37	(0.17)	(0.52)	(0.69)	$10.30	3.70%	$81,289,282	0.57%	1.51%	0.57%	25.03%
Year Ended October 31, 2013	$10.55	0.16	0.27	0.43	(0.18)	(0.18)	(0.36)	$10.62	4.17%	$61,383,390	0.55%	1.57%	0.55%	39.16%
Year Ended October 31, 2012	$10.32	0.19	0.31	0.50	(0.20)	(0.07)	(0.27)	$10.55	4.89%	$51,231,565	0.52%	1.87%	0.52%	15.75%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.11	0.07	0.15	0.22	(0.08)	(0.10)	(0.18)	$10.15	2.15%	$158,156,207	1.27%	1.39%	1.27%	17.75%
Year Ended October 31, 2016	$10.09	0.09	0.16	0.25	(0.10)	(0.13)	(0.23)	$10.11	2.58%	$148,901,612	1.28%	0.94%	1.28%	14.83%
Year Ended October 31, 2015	$10.25	0.09	(0.07)	0.02	(0.11)	(0.07)	(0.18)	$10.09	0.21%	$110,901,426	1.29%	0.92%	1.29%	15.91%
Year Ended October 31, 2014	$10.58	0.08	0.21	0.29	(0.10)	(0.52)	(0.62)	$10.25	2.91%	$72,301,458	1.27%	0.81%	1.27%	25.03%
Year Ended October 31, 2013	$10.51	0.09	0.27	0.36	(0.11)	(0.18)	(0.29)	$10.58	3.49%	$50,139,130	1.23%	0.87%	1.23%	39.16%
Year Ended October 31, 2012	$10.28	0.12	0.30	0.42	(0.12)	(0.07)	(0.19)	$10.51	4.17%	$43,051,481	1.23%	1.17%	1.23%	15.75%

Class R Shares (g)
Six Months Ended April 30, 2017 (Unaudited)	$10.14	0.09	0.15	0.24	(0.10)	(0.10)	(0.20)	$10.18	2.34%	$39,417,103	0.84%	1.84%	0.84%	17.75%
Year Ended October 31, 2016	$10.12	0.14	0.15	0.29	(0.14)	(0.13)	(0.27)	$10.14	2.97%	$46,395,556	0.85%	1.37%	0.85%	14.83%
Year Ended October 31, 2015	$10.27	0.14	(0.07)	0.07	(0.15)	(0.07)	(0.22)	$10.12	0.67%	$42,487,159	0.86%	1.39%	0.86%	15.91%
Year Ended October 31, 2014	$10.60	0.13	0.19	0.32	(0.13)	(0.52)	(0.65)	$10.27	3.28%	$51,948,486	0.87%	1.23%	0.87%	25.03%
Year Ended October 31, 2013	$10.52	0.13	0.27	0.40	(0.14)	(0.18)	(0.32)	$10.60	3.92%	$58,782,811	0.88%	1.24%	0.88%	39.16%
Year Ended October 31, 2012	$10.29	0.16	0.30	0.46	(0.16)	(0.07)	(0.23)	$10.52	4.52%	$64,893,180	0.88%	1.52%	0.88%	15.75%

Class R6 Shares (h)
Six Months Ended April 30, 2017 (Unaudited)	$10.21	0.12	0.15	0.27	(0.13)	(0.10)	(0.23)	$10.25	2.66%	$84,613,946	0.20%	2.41%	0.20%	17.75%
Year Ended October 31, 2016	$10.19	0.20	0.16	0.36	(0.21)	(0.13)	(0.34)	$10.21	3.63%	$105,411,080	0.20%	2.02%	0.20%	14.83%
Year Ended October 31, 2015	$10.35	0.21	(0.08)	0.13	(0.22)	(0.07)	(0.29)	$10.19	1.25%	$83,673,339	0.21%	2.02%	0.21%	15.91%
Year Ended October 31, 2014	$10.67	0.19	0.21	0.40	(0.20)	(0.52)	(0.72)	$10.35	4.04%	$69,248,334	0.22%	1.87%	0.22%	25.03%
Year Ended October 31, 2013	$10.59	0.20	0.27	0.47	(0.21)	(0.18)	(0.39)	$10.67	4.58%	$63,938,645	0.23%	1.86%	0.23%	39.16%
Year Ended October 31, 2012	$10.36	0.23	0.30	0.53	(0.23)	(0.07)	(0.30)	$10.59	5.16%	$47,775,938	0.23%	2.16%	0.23%	15.75%

Institutional Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.19	0.12	0.14	0.26	(0.12)	(0.10)	(0.22)	$10.23	2.62%	$172,250,765	0.29%	2.36%	0.29%	17.75%
Year Ended October 31, 2016	$10.17	0.19	0.16	0.35	(0.20)	(0.13)	(0.33)	$10.19	3.55%	$115,594,654	0.30%	1.90%	0.30%	14.83%
Year Ended October 31, 2015	$10.33	0.19	(0.07)	0.12	(0.21)	(0.07)	(0.28)	$10.17	1.17%	$46,044,533	0.31%	1.87%	0.31%	15.91%
Period Ended October 31, 2014 (i)	$10.18	0.11	0.14	0.25	(0.10)	–	(0.10)	$10.33	2.51%	$13,465,257	0.25%	1.64%	0.25%	25.03%

Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.19	0.10	0.15	0.25	(0.11)	(0.10)	(0.21)	$10.23	2.46%	$146,764,317	0.59%	2.08%	0.59%	17.75%
Year Ended October 31, 2016	$10.17	0.16	0.16	0.32	(0.17)	(0.13)	(0.30)	$10.19	3.22%	$152,002,561	0.60%	1.63%	0.60%	14.83%
Year Ended October 31, 2015	$10.32	0.17	(0.07)	0.10	(0.18)	(0.07)	(0.25)	$10.17	0.94%	$173,472,921	0.61%	1.63%	0.61%	15.91%
Year Ended October 31, 2014	$10.65	0.15	0.20	0.35	(0.16)	(0.52)	(0.68)	$10.32	3.52%	$184,148,248	0.63%	1.48%	0.63%	25.03%
Year Ended October 31, 2013	$10.57	0.16	0.27	0.43	(0.17)	(0.18)	(0.35)	$10.65	4.16%	$194,028,941	0.63%	1.49%	0.63%	39.16%
Year Ended October 31, 2012	$10.34	0.18	0.30	0.48	(0.18)	(0.07)	(0.25)	$10.57	4.75%	$221,292,727	0.63%	1.77%	0.63%	15.75%

Amount	designated as “–” is zero or has been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(i)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014. Total return is calculated based on inception date of March 3, 2014 through October 31, 2014.

The accompanying notes are an integral part of these financial statements.

56

Notes to Financial Statements

April 30, 2017 (Unaudited)

1.  Organization

Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2017, the Trust operates fifty-three (53) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”). Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

-	Nationwide Investor Destinations Aggressive Fund (“Investor Destinations Aggressive”)
-	Nationwide Investor Destinations Moderately Aggressive Fund (“Investor Destinations Moderately Aggressive”)
-	Nationwide Investor Destinations Moderate Fund (“Investor Destinations Moderate”)
-	Nationwide Investor Destinations Moderately Conservative Fund (“Investor Destinations Moderately Conservative”)
-	Nationwide Investor Destinations Conservative Fund (“Investor Destinations Conservative”)

Each of the Funds operates as a “fund-of-funds,” which means that each of the Funds pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities. Each of the Funds may also invest in an unregistered fixed investment contract (the “Nationwide Contract”) issued by Nationwide Life Insurance Company (“NLIC”), which is a direct wholly owned subsidiary of NFS.

The Funds currently offer Class A, Class C, Class R, Service Class, Class R6 and Institutional Service Class shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.

Effective February 28, 2017, Institutional Class shares were renamed Class R6 shares.

Each of the Funds is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair

57

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

Investor Destinations Moderate, Investor Destinations Moderately Conservative, and Investor Destinations Conservative currently invest in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued by NLIC. This contract has a stable principal value and pays a fixed rate of interest to each Fund that holds a contract, which is currently adjusted on a quarterly basis. The interest rate paid by the Nationwide Contract is guaranteed for a given period regardless of current market conditions. The actual interest rate paid to a Fund that holds the Nationwide Contract may exceed the guaranteed rate and can fluctuate or vary, but it cannot be less than the guaranteed rate. However, if NLIC becomes unable to meet this guarantee, a Fund may lose money from unpaid principal or unpaid or reduced interest. Because the entire contract is issued by a single issuer, the financial health of such issuer may have a greater impact on the value of a Fund that invests in it. NFA can redeem on a daily basis at par all or a portion of each Fund’s investment in the Nationwide Contract for any reason without imposition of any sales charge or market value adjustment. The interest credited to each Fund on a daily basis is reinvested in the Nationwide Contract. The par value is calculated each day by the summation of the following: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by the guaranteed interest rate); and (iii) current day net purchase or redemption. For the period from November 1, 2016 through December 31, 2016, the rate was 3.05%. For the period from January 1, 2017 through March 31, 2017, the rate was 3.00%. For the period from April 1, 2017 through April 30, 2017, the rate was 2.95%. From May 1, 2017 through March 31, 2018, the rate will be no less than 1.50% per annum. Effective April 1, 2018, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Contract at its discretion.

At April 30, 2017, 100% of the market value of Investor Destinations Aggressive and Investor Destinations Moderately Aggressive was determined based on Level 1 inputs.

The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2017. Please refer to the Statements of Investments for additional information on portfolio holdings.

Investor Destinations Moderate

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$1,288,609,703	$—	$—	$1,288,609,703
Investment Contract	—	—	157,840,375	157,840,375
Total	$1,288,609,703	$—	$157,840,375	$1,446,450,078

58

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Investor Destinations Moderately Conservative

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$417,762,601	$—	$—	$417,762,601
Investment Contract	—	—	85,078,491	85,078,491
Total	$417,762,601	$—	$85,078,491	$502,841,092

Investor Destinations Conservative

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$547,363,655	$—	$—	$547,363,655
Investment Contract	—	—	172,561,242	172,561,242
Total	$547,363,655	$—	$172,561,242	$719,924,897

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended April 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

Investor Destinations Moderate

	Investment Contract	Total
Balance as of 10/31/16	$154,504,298	$154,504,298
Purchases*	20,434,804	20,434,804
Sales	(17,098,727)	(17,098,727)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 04/30/17	$157,840,375	$157,840,375

Investor Destinations Moderately Conservative

	Investment Contract	Total
Balance as of 10/31/16	$90,762,463	$90,762,463
Purchases*	3,928,395	3,928,395
Sales	(9,612,367)	(9,612,367)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 04/30/17	$85,078,491	$85,078,491

59

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Investor Destinations Conservative

	Investment Contract	Total
Balance as of 10/31/16	$173,505,349	$173,505,349
Purchases*	11,307,033	11,307,033
Sales	(12,251,140)	(12,251,140)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 04/30/17	$172,561,242	$172,561,242

Amounts designated as “—” are zero or have been rounded to zero.

* Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Funds’ Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.95% - 3.05%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can redeem all or a portion of each Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Funds cannot assign or transfer their interest in the Nationwide Contract to any party. If a Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Funds or NLIC have the ability to terminate their investments in the Nationwide Contract at their discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The following are the valuation policies of the Underlying Funds:

Securities for which market-based quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Equity securities and shares of registered open-end management investment companies valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments

60

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The value of commodity-linked notes may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or changes in the underlying commodity or related commodity index. Because commodity-linked notes are often leveraged, their values may be more volatile than the underlying index. In addition to the performance of commodities, other factors that can affect the value of commodity-linked notes include liquidity, quality, and maturity. The notes are subject to prepayment, credit, and interest rate risk. Because of the relatively small number of issuers, a Fund’s investment in commodity-linked notes will also be subject to counterparty risk, which is the risk that the issuer of the commodity-linked note will not fulfill its contractual obligations. If the underlying index declines from the entrance date by an amount specified in the note, the note may be automatically redeemed. A Fund can request prepayment from the issuer at any time. A Fund records a realized gain or loss when a note matures or is sold.

Commodity-linked notes may be valued on the basis of a variety of indicators, including a price provided by an independent pricing service, a valuation provided by the note’s counterparty and/or a valuation based on a subadviser model. These prices and valuations are generally the function of the movement of an underlying commodity index as well as other terms of the applicable contract, including the leverage factor and any fee and/or interests components of the note. Commodity-linked notes are generally categorized as Level 2 investments within the hierarchy.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

61

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statement of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority.

Each Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(e)	Cash and Cash Equivalents

For the purposes of the Statement of Cash Flows, the Funds define Cash and Cash Equivalents as cash, money market funds and other investments held in lieu of cash.

62

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

(f)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. Each Fund pays NFA an investment advisory fee of 0.13% per year based on the Fund’s average daily net assets. For the six months ended April 30, 2017, the Funds’ effective advisory fee rate was 0.13%.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Funds’ operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.25% for each share class until February 28, 2018.

NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of April 30, 2017, the Funds had no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds, and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended April 30, 2017, NFM received $704,497 in fees from the Funds under the Joint Fund Administration and Transfer Agency Agreement.

63

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $6 to $21 per customer per year.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2017, the Funds’ aggregate portion of such costs amounted to $12,170.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% of Class A shares, 1.00% of Class C shares, 0.50% of Class R shares, and 0.25% of Service Class shares of each Fund. Class R6 and Institutional Service Class shares do not pay a distribution fee.

Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds’ Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the six months ended April 30, 2017, the Funds imposed front-end sales charges of $678,247. From these fees, NFD retained a portion amounting to $98,329.

NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class C shares made within 1 year of purchase. Applicable Class A and Class C CDSCs are 1.00% for all Funds. During the six months ended April 30, 2017, the Funds imposed CDSCs of $5,955. NFD retained all of the CDSCs imposed by the Funds.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at cost at an annual rate of up to 0.25% of the average daily net assets of Class A, Class C, Class R, Institutional Service Class, and Service Class shares of each Fund.

For the six months ended April 30, 2017, the effective rates for administrative services fees were as follows:

Fund	Class A	Class C	Class R	Institutional Service Class	Service Class
Investor Destinations Aggressive	0.11%	0.09%	0.15%	0.11%	0.14%
Investor Destinations Moderately Aggressive	0.10	0.09	0.14	0.09	0.15
Investor Destinations Moderate	0.11	0.08	0.15	0.07	0.15
Investor Destinations Moderately Conservative	0.09	0.07	0.14	0.09	0.14
Investor Destinations Conservative	0.08	0.07	0.14	0.09	0.14

64

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

For the six months ended April 30, 2017, each Fund’s total administrative services fees were as follows:

Fund	Amount
Investor Destinations Aggressive	$609,398
Investor Destinations Moderately Aggressive	948,627
Investor Destinations Moderate	764,784
Investor Destinations Moderately Conservative	225,185
Investor Destinations Conservative	304,379

As of April 30, 2017, NFA or its affiliates directly held the percentage indicated below of the shares outstanding of the applicable Fund.

Fund	% of Shares Outstanding Owned
Investor Destinations Aggressive	43.70%
Investor Destinations Moderately Aggressive	36.30
Investor Destinations Moderate	31.80
Investor Destinations Moderately Conservative	22.18
Investor Destinations Conservative	9.54

Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.

65

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

4.  Investments in Affiliated Issuers

Each of the Funds invests in Class R6 shares of the Underlying Funds, and each of the Funds can invest in the Nationwide Contract. The Funds’ transactions in the shares of Underlying Funds and in the Nationwide Contract during the six months ended April 30, 2017 were as follows:

Investor Destinations Aggressive

Affiliated Issuer	Market Value at October 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at April 30, 2017	Shares at April 30, 2017	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions
Nationwide Amundi Global High Yield Fund	$32,757,659	$1,447,156	$12,799,438	$21,907,928	2,078,551	$1,298,104	$587,647	$149,052
Nationwide Bailard Emerging Markets Equity Fund	32,767,230	11,831,503	3,046,572	44,385,551	4,538,400	451,588	(468,285)	—
Nationwide Emerging Markets Debt Fund	21,948,111	1,595,588	1,005,939	21,722,561	2,100,828	589,874	36,084	865,844
Nationwide Portfolio Completion Fund	86,862,828	2,580,347	35,883,532	54,199,899	5,599,163	1,923,978	(127,997)	—
Nationwide International Index Fund	314,064,335	9,161,494	95,244,341	254,369,400	31,677,385	3,211,105	20,428,160	657,701
Nationwide International Small Cap Fund (a)	—	65,039,025	3,343,632	67,105,534	6,089,431	—	129,217	—
Nationwide Mid Cap Market Index Fund	151,384,446	25,146,974	21,704,705	164,474,750	8,909,791	1,275,325	11,924,814	11,676,978
Nationwide S&P 500 Index Fund	324,883,454	53,887,482	35,349,926	363,575,069	23,966,715	4,041,422	18,676,668	17,159,009
Nationwide Small Cap Index Fund	117,243,876	9,029,811	60,933,211	77,276,063	5,172,427	971,106	7,813,824	6,748,123
Nationwide Bond Index Fund	—	22,077,856	537,360	21,603,838	1,965,772	87,122	4,365	—
Nationwide Core Plus Bond Fund	—	11,056,796	221,533	10,878,993	1,062,402	61,084	1,290	—

66

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Investor Destinations Moderately Aggressive

Affiliated Issuer	Market Value at October 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at April 30, 2017	Shares at April 30, 2017	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions
Nationwide Amundi Global High Yield Fund	$53,045,911	$2,656,276	$4,476,588	$52,152,502	4,948,055	$2,232,366	$194,114	$234,878
Nationwide Bailard Emerging Markets Equity Fund	35,465,894	17,672,372	3,687,386	52,626,459	5,381,029	488,780	(532,927)	—
Nationwide Emerging Markets Debt Fund	35,472,507	2,360,155	1,979,669	34,503,347	3,336,881	951,097	40,473	1,409,058
Nationwide Portfolio Completion Fund	176,059,740	3,779,243	95,250,463	85,866,887	8,870,546	3,779,243	(316,634)	—
Nationwide International Index Fund	457,234,206	10,956,283	153,023,100	351,118,844	43,725,883	4,560,172	31,693,289	934,018
Nationwide International Small Cap Fund (a)	—	86,228,647	5,575,739	88,858,408	8,063,376	—	244,211	—
Nationwide Mid Cap Market Index Fund	210,351,585	35,044,576	32,737,713	226,283,760	12,258,059	1,733,463	18,361,844	15,845,461
Nationwide S&P 500 Index Fund	439,618,133	62,079,687	57,034,698	472,059,923	31,117,991	5,315,524	30,604,379	22,650,963
Nationwide Small Cap Index Fund	138,234,493	10,557,612	58,220,716	105,227,035	7,043,309	1,136,760	9,605,014	7,769,360
Nationwide Ziegler Equity Income Fund	53,045,911	18,149,898	6,426,521	69,157,301	4,691,811	999,935	1,175,869	14,774
Nationwide Bond Index Fund	88,362,832	38,630,952	5,105,029	120,147,288	10,932,419	1,135,055	(36,377)	105,166
Nationwide Core Plus Bond Fund	70,816,061	2,504,175	3,615,652	68,833,409	6,722,013	1,117,248	30,037	106,986
Nationwide Inflation-Protected Securities Fund	—	17,497,773	325,799	17,243,613	1,743,540	16,346	1,645	—

67

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Investor Destinations Moderate Fund

Affiliated Issuer	Market Value at October 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at April 30, 2017	Shares/ Principal at April 30, 2017	Dividend/ Interest Income	Realized Gain/(Loss)	Capital Gain Distributions
Nationwide Amundi Global High Yield Fund	$46,522,076	$2,444,338	$6,306,115	$43,461,040	4,123,438	$1,874,582	$285,486	$196,252
Nationwide Bailard Emerging Markets Equity Fund	15,701,221	14,754,886	2,748,258	29,210,063	2,986,714	205,363	(457,064)	—
Nationwide Emerging Markets Debt Fund	31,183,628	2,095,490	3,236,961	28,846,962	2,789,842	796,850	78,932	1,181,149
Nationwide Portfolio Completion Fund	169,878,334	5,341,757	90,374,877	85,995,369	8,883,819	3,500,198	(445,790)	—
Nationwide International Index Fund	292,110,780	8,285,159	104,842,238	218,556,334	27,217,476	2,795,440	8,191,888	572,564
Nationwide International Small Cap Fund (a)	—	43,680,685	2,808,957	44,462,104	4,034,674	—	88,679	—
Nationwide Mid Cap Market Index Fund	153,475,692	14,292,708	33,130,688	144,773,212	7,842,536	1,197,248	9,221,175	11,070,074
Nationwide S&P 500 Index Fund	262,022,936	44,783,023	46,685,464	276,392,040	18,219,647	3,053,011	16,992,782	12,920,376
Nationwide Small Cap Index Fund	60,220,049	17,817,049	26,018,378	58,330,721	3,904,332	492,915	4,541,321	3,254,912
Nationwide Ziegler Equity Income Fund	77,347,474	1,973,593	14,183,075	71,893,526	4,877,444	1,215,532	2,626,122	20,574
Nationwide Bond Index Fund	154,802,511	8,586,848	17,107,824	142,950,996	13,007,370	1,689,566	(1,440,107)	179,282
Nationwide Core Plus Bond Fund	62,186,321	16,677,449	6,281,653	71,816,091	7,013,290	1,026,815	(8,506)	90,186
Nationwide Highmark Short Term Bond Fund	62,088,843	1,563,160	5,866,039	57,456,985	5,768,774	435,358	(72,321)	—
Nationwide Inflation-Protected Securities Fund	—	14,584,847	179,371	14,464,260	1,462,514	13,624	72	—
Nationwide Contract	154,504,298	20,434,804	17,098,727	157,840,375	$157,840,375	2,217,356	—	—

68

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Investor Destinations Moderately Conservative

Affiliated Issuer	Market Value at October 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at April 30, 2017	Shares/ Principal at April 30, 2017	Dividend/ Interest Income	Realized Gain/ (Loss)	Capital Gain Distributions
Nationwide Amundi Global High Yield Fund	$16,065,222	$1,006,258	$2,178,771	$15,168,823	1,439,167	$651,253	$94,810	$68,537
Nationwide Emerging Markets Debt Fund	5,339,173	400,991	510,329	5,022,447	485,730	138,271	8,770	206,247
Nationwide Portfolio Completion Fund	42,668,090	1,587,370	19,559,353	24,982,829	2,580,871	894,997	(100,887)	—
Nationwide International Index Fund	58,749,359	907,348	13,849,093	50,672,501	6,310,399	565,199	1,324,500	115,765
Nationwide International Small Cap Fund (a)	—	4,918,678	209,846	5,181,728	470,211	—	7,387	—
Nationwide Mid Cap Market Index Fund	37,149,558	4,525,848	13,715,865	30,397,155	1,646,650	286,617	3,427,593	2,706,206
Nationwide S&P 500 Index Fund	58,625,267	15,523,016	11,974,231	65,747,727	4,334,062	695,757	3,707,882	2,919,653
Nationwide Small Cap Index Fund	10,500,378	6,111,146	2,441,204	15,349,642	1,027,419	91,771	(17,136)	568,357
Nationwide Ziegler Equity Income Fund	32,071,773	1,430,061	11,232,847	25,084,068	1,701,769	467,887	2,131,786	8,622
Nationwide Bond Index Fund	106,973,852	8,051,605	22,591,874	90,096,638	8,198,056	1,128,619	(1,541,842)	125,221
Nationwide Core Plus Bond Fund	21,437,876	16,173,206	2,341,101	35,047,600	3,422,617	410,841	(6,108)	31,496
Nationwide Highmark Short Term Bond Fund	42,794,091	1,268,606	3,822,251	40,016,060	4,017,677	300,283	(41,362)	—
Nationwide Inflation-Protected Securities Fund	10,729,704	5,312,640	1,018,584	14,995,383	1,516,217	13,946	(47,485)	—
Nationwide Contract	90,762,463	3,928,395	9,612,367	85,078,491	$85,078,491	1,261,381	—	—

69

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Investor Destinations Conservative Fund

Affiliated Issuer	Market Value at October 31, 2016	Purchases at Cost*	Sales Proceeds	Market Value at April 30, 2017	Shares/ Principal at April 30, 2017	Dividend/ Interest Income	Realized Gain/(Loss)	Capital Gain Distributions
Nationwide Amundi Global High Yield Fund	$14,444,386	$808,171	$999,753	$14,510,926	1,376,748	$612,279	$45,455	$64,346
Nationwide Emerging Markets Debt Fund	7,214,962	741,506	484,841	7,198,562	696,186	195,368	10,889	290,450
Nationwide Portfolio Completion Fund	50,560,744	2,388,244	24,627,599	28,706,076	2,965,504	1,098,718	(94,711)	—
Nationwide International Index Fund	28,895,104	5,446,626	4,904,073	32,456,411	4,041,894	289,436	519,578	59,283
Nationwide Mid Cap Market Index Fund	29,004,892	4,298,147	13,631,297	21,584,552	1,169,261	227,991	920,051	2,177,745
Nationwide S&P 500 Index Fund	21,654,724	17,114,735	4,130,752	36,078,221	2,378,261	297,642	122,281	1,121,358
Nationwide Small Cap Index Fund	7,208,876	8,457,388	1,984,598	14,478,267	969,094	69,194	(30,465)	400,199
Nationwide Ziegler Equity Income Fund	36,107,734	2,708,119	13,355,182	28,706,076	1,947,495	545,452	2,398,121	10,118
Nationwide Bond Index Fund	195,456,426	17,655,230	50,336,760	158,480,068	14,420,388	2,098,480	(3,568,237)	238,065
Nationwide Core Plus Bond Fund	28,958,968	41,758,489	2,057,216	68,448,483	6,684,422	682,060	(5,069)	44,354
Nationwide Highmark Short Term Bond Fund	101,286,418	5,803,148	5,812,023	100,759,788	10,116,445	743,939	(61,607)	—
Nationwide Inflation-Protected Securities Fund	28,913,762	8,529,979	1,422,865	35,956,225	3,635,614	33,606	(64,610)	—
Nationwide Contract	173,505,349	11,307,033	12,251,140	172,561,242	$172,561,242	2,518,662	—	—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.
(a)	Nationwide International Small Cap Fund commenced operations on December 30, 2016

70

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Further information about each Underlying Fund (excluding the Nationwide Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfunds.

5.  Line of Credit and Earnings Credit

The Trust and NVIT (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 13, 2017. During the six months ended April 30, 2017, the Funds had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in a Fund’s custody accounts, which are used to offset custody fees of a Fund. Credits earned, if any, are presented in the Statement of Operations.

6.  Investment Transactions

For the six months ended April 30, 2017, purchases and sales of investments (excluding short-term securities) were as follows:

Fund	Purchases*	Sales
Investor Destinations Aggressive	$212,854,032	$270,070,189
Investor Destinations Moderately Aggressive	308,117,649	427,459,073
Investor Destinations Moderate	217,315,796	376,868,625
Investor Destinations Moderately Conservative	71,145,168	115,057,716
Investor Destinations Conservative	127,016,815	135,998,099
*	Purchases include reinvestment of income and realized gain distributions, as applicable.

7.  Portfolio Investment Risks from Underlying Funds

The Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to each current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfunds. Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such Underlying Fund’s semiannual report to shareholders.

71

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In October 2016, the Securities and Exchange Commission (“SEC”) voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

10.  Other

As of April 30, 2017, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed below.

Fund	% of Shares	Number of Accounts
Investor Destinations Aggressive	47.43%	3
Investor Destinations Moderately Aggressive	57.58	4
Investor Destinations Moderate	55.24	4
Investor Destinations Moderately Conservative	33.09	2
Investor Destinations Conservative	10.40	1

11.  Federal Tax Information

As of April 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Investor Destinations Aggressive	$991,360,588	$111,063,658	$(924,660)	$110,138,998
Investor Destinations Moderately Aggressive	1,587,292,012	160,152,162	(3,365,398)	156,786,764
Investor Destinations Moderate	1,365,112,445	87,223,368	(5,885,735)	81,337,633
Investor Destinations Moderately Conservative	492,681,168	14,404,479	(4,244,555)	10,159,924
Investor Destinations Conservative	715,149,478	9,328,279	(4,552,860)	4,775,419

12.  Subsequent Events

Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Nationwide Investor Destinations Aggressive Fund

Nationwide Investor Destinations Moderately Aggressive Fund

Nationwide Investor Destinations Moderate Fund

Nationwide Investor Destinations Moderately Conservative Fund

Nationwide Investor Destinations Conservative Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”);

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to givepreliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with

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Supplemental Information (continued)

April 30, 2017 (Unaudited)

respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to the Investor Destination Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and the Adviser’s investment strategies. In evaluating the Advisory Agreement for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis and its asset allocation methodology;

●

The Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Investor Destination Funds as well as the performance of peer groups of funds over various time periods. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address any underperformance.

The Trustees noted that each of the Funds, other than the Nationwide Investor Destinations Moderate Fund, ranked in the fourth or fifth quintile of its performance universe for the three-year period ended August 31, 2016. The Trustees considered the Adviser’s statements that the Funds’ underperformance was largely attributable to differences between the Fund’s asset allocations and those of many of their peer funds. In particular, the Trustees noted the Adviser’s observation that the performance of each of the Funds was adversely affected by an underweight to U.S. equities during the period and/or an overweight to foreign equities. The Trustees also considered the Adviser’s statement that, for each of the Conservative and Moderately Conservative Funds, the Fund’s allocations to short-term fixed income investments detracted from its relative performance record. The Trustees considered the Adviser’s statements to the effect that, although the Funds’ asset allocations have resulted in underperformance in recent periods, the Adviser is confident that those allocations remain appropriate in light of the long-term nature of the Funds’ investment strategies. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding

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Supplemental Information (continued)

April 30, 2017 (Unaudited)

the Advisory Agreements, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees noted that the total expense ratio (including 12b-1/non-12b-1 fees) for each Investor Destinations Fund ranked in the first or second quintile of the relevant expense group. In addition, the Trustees noted that there was an insufficient number of peer funds to provide quintile rankings in respect of these Funds’ actual advisory fees, other than in respect of the Nationwide Investor Destinations Conservative Fund, whose actual advisory fees were in the third quintile of the relevant expense group.

The Trustees considered whether the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted the Adviser’s statements that the advisory fee rate schedules for many of the underlying funds in which the Funds invest are in many cases subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the advisory fee rates of the underlying funds if the assets of those underlying funds increase over certain thresholds, and that the Adviser considers those effective to share economies of scale between the Adviser and the Funds’ shareholders. The Trustees determined to continue to monitor over time the fees paid at the Fund level to determine whether breakpoints might be appropriate there as well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

75

Management Information

April 30, 2017

Trustees and Officers of the Trust

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 53 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.

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Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112

Director of

Dentsply

International,

Inc. (dental

products)

from 2002 to present, Ultralife

Batteries, Inc. from

2004 to 2010,

Albany International

Corp. (paper

industry)

from 2005 to 2013,

Terex Corporation

(construction

equipment) from 2004 to present, and Minerals

Technology,

Inc. (specialty chemicals) from 2005 to 2014.

					Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

77

Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	112	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

78

Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

79

Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	112

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide

Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation

2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

80

Management Information (Continued)

April 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Thomas R. Hickey 1952	Senior Vice President, Head of Asset Strategies and Portfolio Manager since December 2015	Mr. Hickey is Head of Asset Strategies and Portfolio Manager for the Nationwide Funds Group[2], and is an Associate Vice President of Nationwide Mutual Insurance Company[2].

81

Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President and Head of Investment Strategies for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

82

Market Index Definitions

Bloomberg Barclays Municipal Bond Index: An unmanaged, market value-weighted index of fixed-rate investment-grade municipal bonds with a minimum credit rating of Baa3 and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Bloomberg Barclays US 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays US 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of US Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that tracks total returns for external-currency-denominated debt instruments of the emerging markets: Brady bonds, loans, eurobonds, and US dollar-denominated local market instruments.

Bloomberg Barclays US Aggregate Bond Index: An unmanaged, market value-weighted index of US dollar-denominated, investment-grade, fixed-rate, taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays US Corporate High Yield Index: An unmanaged index comprising issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA IndexSM: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

83

Market Index Definitions (con’t.)

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

84

Glossary

Definitions of some commonly used investment terms

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities their principal and earned interest.

Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed-income (bonds) and cash equivalents (money market securities).

Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up process: A method of investing that involves the selection of equity securities based on their individual attributes regardless of broader national or economic factors.

Common stock: Securities representing shares of ownership in a corporation.

Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. Frontier market countries typically are emerging market countries that are considered to be among the smallest, least mature and least liquid.

Equity securities: Securities that represent an ownership interest in the issuer. Common stock is the most common type of equity securities.

85

Glossary (con’t.)

Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as they are bought and sold.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times, and the principal at maturity.

Futures: Contracts that obligate the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on the underlying asset) at a specified price on the contract’s maturity date.

Growth style: Investing in equity securities of companies that the Fund’s manager believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.

Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation, which means that the prices of goods and services are declining.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.

Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s, Standard & Poor’s and Fitch.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Mortgage-backed securities: Fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

86

Glossary (con’t.)

Repurchase agreements: An agreement under which a fund enters into a contract with a broker-dealer or a bank for the purchase of securities, and in return the broker-dealer or bank agrees to repurchase the same securities at a specified date and price.

Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Subadviser: An asset management firm hired by a mutual fund’s advisor to handle the day-to-day management of the fund. The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in a fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.

Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.

Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy, 2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.

U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States. Therefore, such securities may not be supported by the full faith and credit of the United States.

Value style: Investing in equity securities that a Fund’s manager believes are undervalued, i.e., the securities are priced at less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of the Fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that the Fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the Fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

87

P.O. Box 701

Milwaukee, WI 53201-0701

nationwide.com/mutualfunds

Call 800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/mutualfunds. These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Distributor

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Oh. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. © 2017

SAR-ID (6/17)

Semiannual Report

April 30, 2017 (Unaudited)

Nationwide Mutual Funds

Fixed-Income Funds

Nationwide Bond Fund

Nationwide Core Plus Bond Fund

Nationwide Government Bond Fund

Nationwide Government Money Market Fund

Nationwide HighMark Bond Fund

Nationwide HighMark California Intermediate Tax Free Bond Fund

Nationwide HighMark National Intermediate Tax Free Bond Fund

Nationwide HighMark Short Term Bond Fund

Nationwide High Yield Bond Fund

Nationwide Inflation-Protected Securities Fund

Nationwide Ziegler Wisconsin Tax Exempt Fund

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.gov.

Nationwide Funds® Semiannual Report

Nationwide Funds®

Message to Investors

April 30, 2017

Dear Investor,

During the semiannual period ended April 30, 2017, investor attention has been focused heavily on equities, which is not surprising given their strong run during this period, with the benchmark S&P 500 Index being up around 13% since the presidential election. Healthy fundamentals present in the current U.S. economy are creating a solid backdrop for continued equity returns.

The recovery in corporate profits that began in mid-2016 has continued into 2017. Earnings and revenues continue to grow at a steady clip thanks to a firming global economy and relative stability in foreign exchange and commodities markets.

Internationally, “Brexit” has officially begun in the U.K., but the market’s lackluster response to the formal start of Britain’s divorce from the European Union shows investors have tempered their expectations about the potential repercussions. Similar to the U.S. market reaction to President Trump’s victory, as more international political uncertainty dissipates, international investors can begin to focus on economic fundamentals in these markets.

Continuing our efforts to expand our global offerings to investors, in December 2016 we launched the Nationwide International Small Cap Fund, subadvised by Wellington Management Company LLP, which offers investors the opportunity to diversify their international equity exposure with the objective of providing long-term capital growth.

Emerging markets continue to outgrow more mature economies by a healthy margin and are accounting for an increasing share of the total world economy. Although these economies will likely remain more volatile than more developed markets, they should continue to reward long-term investors due to their inherent structural advantages.

Tax reform has also been in the headlines lately. Lower corporate and personal tax rates would put more money in the hands of individuals and businesses, potentially increasing consumer spending and business investment that could boost economic growth in the near term.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both domestic and global, and are committed to helping them make informed investment decisions.

As always, we appreciate your continued trust and thank you for investing in Nationwide Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Funds

Economic Review

During the semiannual period ended April 30, 2017, equity markets rallied sharply as an improving economic and earnings environment teamed with optimism for pro-growth policies by the new U.S. administration drove equity returns. Fixed-income assets, however, were negatively affected by a rising-interest-rate environment. Domestic equities were quite strong, with the S&P 500® Index (S&P 500) returning 13.32% for the reporting period, establishing all-time highs as a result of the 11.43% return between the election and the end of the reporting period. International markets also were quite strong, though they slightly underperformed the S&P 500, as economic data moved sharply higher during the period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 11.47% for the period, while the MSCI Emerging Markets® Index was a bit lower at 8.88%. Fixed-income investment returns were mixed during the period, as tightening credit spreads helped to offset the impact of rising interest rates.

In the United States, equity markets showed particular strength through February 2017, though performance was more mixed in March and April as the initial optimism for economic growth driven by policy programs was muted by the realities of the political process. Gross domestic product (GDP) growth slowed during the reporting period, with 2.1% in the fourth quarter of 2016 as compared to and 0.7% in the first quarter of 2017. Current expectations are for an acceleration throughout 2017, with GDP of 2.9%, 2.3% and 2.2% expected, respectively, for the next three quarters. Earnings saw a dramatic turnaround during the reporting period; declining earnings for five straight quarters ended in the second quarter of 2016 and led into 4% growth in the third quarter, 5% in the fourth quarter and an estimated 13% in the first quarter of 2017.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in December 2016 and again in March 2017. Inflation is moving toward the Fed’s 2% target, economic growth may show modest acceleration this year, and global deflationary risks have moderated, allowing the Federal Open Market Committee (FOMC) to target an additional two interest rate hikes by the end of calendar-year 2017. Long-term rates spiked during the reporting period, as investors saw the proposed initiatives by the Trump administration as driving economic growth, along with inflation.

The S&P 500 ended the semiannual reporting period near its all-time high.

By the start of the semiannual reporting period, the S&P 500 had experienced a near four-month period of weakness, as investors were unwilling to commit ahead of the presidential election. Immediately following the election, investors aggressively bought equities, as there was broad optimism that the priorities expressed by the Trump administration would result in growth. In addition, with the end of the election, investors were able to focus their attention on what was an improving economic and profits picture. The best-performing sectors were financials, technology and consumer discretionary, while the weakest were energy, telecommunications and real estate. Small-capitalization stocks substantially outperformed large-cap stocks, while growth outperformed value.

U.S. economic activity remains relatively supportive for equity market returns.

International stocks underperformed U.S. stocks during the reporting period, but at a much more modest level than the more substantial underperformance recorded during previous periods. The S&P 500 has outperformed the MSCI EAFE in 10 of the past 13 quarters, and in 25 of the 32 quarters since the market bottom in 2009. The first quarter of 2017, however, saw developed and emerging market international indexes substantially outperform the S&P 500. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors’ focus was turned to the regions’ acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative in contrast to the Fed, which is tightening policy.

Economic Review (con’t.)

Performance in fixed-income markets was mixed during the reporting period, as rising interest rates on the short and long ends of the yield curve offset the benefit of tightening credit spreads. The 10-year Treasury yield rose from 1.82% to 2.29%, though it was lower than the high of 2.62% seen in mid-March 2017. Short- and long-term rates rose roughly in line, with the spread between 10-year and 2-year Treasury bonds rising by 0.3%.

Index	Semiannual Total Return (as of April 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.24%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	-2.83%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	2.50%
Bloomberg Barclays Municipal Bond	-0.34%
Bloomberg Barclays U.S. Aggregate Bond	-0.67%
Bloomberg Barclays U.S. Corporate High Yield	5.30%
MSCI EAFE®	11.47%
MSCI Emerging Markets®	8.88%
MSCI World ex USA	10.84%
Russell 1000® Growth	15.23%
Russell 1000® Value	11.69%
Russell 2000®	18.37%
S&P 500®	13.32%

Source: Morningstar

Fund Overview	Nationwide Bond Fund

Asset Allocation†

Corporate Bonds	51.4%
Asset-Backed Securities	23.3%
Mortgage-Backed Securities	15.7%
Commercial Mortgage-Backed Securities	5.4%
Collateralized Mortgage Obligations	2.7%
Repurchase Agreement	1.1%
Municipal Bonds	0.4%
Investment Company	0.1%
Foreign Government Security	0.1%
Futures Contracts	(0.1)%
Liabilities in excess of other assets	(0.1)%
100.0%

Top Industries††

Banks	7.4%
Oil, Gas & Consumable Fuels	5.4%
Electric Utilities	3.6%
Insurance	3.2%
Diversified Telecommunication Services	2.5%
Media	2.4%
Food Products	2.2%
Multi-Utilities	2.0%
Pharmaceuticals	1.6%
Beverages	1.6%
Other Industries*	68.1%
100.0%

Top Holdings††

FNMA Pool, 3.00%, 12/01/46	10.3%
Chase Issuance Trust, 1.40%, 05/17/21	3.7%
FNMA Pool, 3.00%, 11/01/46	2.6%
Capital One Multi-Asset Execution Trust, 1.44%, 02/15/22	1.8%
NextGear Floorplan Master Owner Trust, 2.19%, 09/15/21	1.7%
Long Beach Mortgage Loan Trust, 1.73%, 08/25/35	1.7%
Chase Mortgage Trust, 3.75%, 12/25/45	1.4%
Ocwen Master Advance Receivables Trust, 2.72%, 08/16/49	1.4%
Prestige Auto Receivables Trust, 1.46%, 07/15/20	1.4%
FNMA Pool TBA, 3.00%, 05/25/47	1.2%
Other Holdings*	72.8%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Percentages indicated are based upon total investments as of April 30, 2017.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

Shareholder Expense Example	Nationwide Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Bond Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	993.00	3.66	0.74
	Hypothetical	(a)(b)	1,000.00	1,021.12	3.71	0.74
Class C Shares	Actual	(a)	1,000.00	989.30	7.35	1.49
	Hypothetical	(a)(b)	1,000.00	1,017.41	7.45	1.49
Class R Shares	Actual	(a)	1,000.00	991.00	5.63	1.14
	Hypothetical	(a)(b)	1,000.00	1,019.14	5.71	1.14
Class R6 Shares (c)	Actual	(a)	1,000.00	994.50	2.18	0.44
	Hypothetical	(a)(b)	1,000.00	1,022.61	2.21	0.44
Institutional Service Class Shares	Actual	(a)	1,000.00	994.20	2.42	0.49
	Hypothetical	(a)(b)	1,000.00	1,022.36	2.46	0.49

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Bond Fund

Asset-Backed Securities 23.3%

	Principal Amount	Market Value

Airlines 2.9%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 03/15/23 (a)	$3,572,763	$3,528,104
American Airlines Pass-Through Trust Series 2013-2, Class B, 5.60%, 07/15/20 (a)	789,659	820,771
Series 2015-2, Class B, 4.40%, 09/22/23	4,435,723	4,468,991
Series 2017-1, Class B, 4.95%, 02/15/25	1,500,000	1,530,000
British Airways Pass-Through Trust, Series 2013-1, Class B, 5.63%, 06/20/20 (a)	569,452	599,547
Continental Airlines Pass-Through Trust, Series 2007-1, Class B, 6.90%, 04/19/22	405,299	421,511
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A, 4.10%, 04/01/28	1,859,531	1,896,722
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 04/11/22	3,200,406	3,280,416

		16,546,062

Automobiles 4.7%
Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.15%, 04/15/24 (a)	4,000,000	3,982,774
First Investors Auto Owner Trust Series 2016-2A, Class A1, 1.53%, 11/16/20 (a)	4,542,766	4,536,505
Series 2016-2A, Class A2, 1.87%, 11/15/21 (a)	5,350,000	5,346,023
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.31%, 04/15/26 (a)	5,150,000	5,200,564
Prestige Auto Receivables Trust, Series 2016-2A, Class A2, 1.46%, 07/15/20 (a)	7,908,214	7,890,130

		26,955,996

Credit Card 6.2%
BA Credit Card Trust, Series 2016-A1, Class A, 1.38%, 10/15/21 (b)	4,460,000	4,486,247
Capital One Multi-Asset Execution Trust, Series 2016-A1, Class A1, 1.44%, 02/15/22 (b)	10,000,000	10,062,993
Chase Issuance Trust, Series 2016-A1, Class A, 1.40%, 05/17/21 (b)	20,970,000	21,097,911

		35,647,151

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Other 9.5%
CVS Pass-Through Trust, 6.94%, 01/10/30	$1,874,710	$2,234,328
Dryden 34 Senior Loan Fund, Series 2014-34A, Class AR, 2.18%, 10/15/26 (a)(b)	3,500,000	3,507,480
Golden Bear LLC, Series 2016-1A, Class A, 3.75%, 09/20/47 (a)	2,204,125	2,180,100
HERO Funding Trust, Series 2015-1A, Class A, 3.84%, 09/21/40 (a)	2,583,268	2,622,017
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M2, 1.73%, 08/25/35 (b)	10,000,000	9,512,335
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class A1R, 2.61%, 04/15/26 (a)(b)	6,000,000	6,002,742
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class A, 0.00%, 04/19/30 (a)(b)	2,000,000	2,000,000
NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2, 2.19%, 09/15/21 (a)	10,000,000	9,929,984
NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T1, Class AT1, 2.75%, 06/15/49 (a)	3,000,000	2,977,741
Ocwen Master Advance Receivables Trust, Series 2016-T2, Class AT2, 2.72%, 08/16/49 (a)	8,150,000	8,128,439
RAMP Trust, Series 2002-RS1, Class AI5, 5.74%, 01/25/32 (b)	207,786	206,811
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class AT2, 2.75%, 11/15/49 (a)	4,200,000	4,186,926
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-6XS, Class A6, 5.13%, 03/25/34 (c)	11,191	11,252
VOLT LIV LLC, Series 2017-NPL1, Class A1, 3.62%, 02/25/47 (a)(c)	648,766	648,328

		54,148,483

Total Asset-Backed Securities (cost $133,006,517)		133,297,692

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Fund (Continued)

Collateralized Mortgage Obligations 2.7%

	Principal Amount	Market Value

Alternative Loan Trust, Series 2007-2CB, Class 2A14, 5.75%, 03/25/37	$413,764	$348,971
American Home Mortgage Investment Trust, Series 2004-3, Class 6A1, 4.82%, 10/25/34 (c)	83,924	84,865
Chase Mortgage Trust, Series 2016-2, Class M2, 3.75%, 12/25/45 (a)(b)	8,063,873	8,141,365
CHL Mortgage Pass-Through Trust, Series 2005-15, Class A7, 5.50%, 08/25/35	121,546	109,955
Citigroup Mortgage Loan Trust, Series 2015-RP2, Class A1, 3.50%, 01/25/53 (a)(b)	2,482,044	2,506,490
FNMA REMICS
Series 2003-33, Class LB, 5.50%, 05/25/23	637,543	690,102
Series 2009-42, Class AP, 4.50%, 03/25/39	318,592	336,133
MASTR Alternative Loan Trust, Series 2005-6, Class 1A5, 5.50%, 12/25/35	357,208	320,902
New Residential Mortgage Loan Trust, Series 2016-3A, Class A1, 3.75%, 09/25/56 (a)(b)	2,636,353	2,705,997

Total Collateralized Mortgage Obligations (cost $15,373,648)		15,244,780

Commercial Mortgage-Backed Securities 5.4%
AOA Mortgage Trust, Series 2015-1177, Class A, 2.96%, 12/13/29 (a)	1,000,000	1,020,804
BBCMS Mortgage Trust, Series 2016-ETC, Class C, 3.39%, 08/14/36 (a)	6,300,000	6,145,542
COMM Mortgage Trust Series 2014-TWC, Class B, 2.59%, 02/13/32 (a)(b)	1,000,000	1,004,706
Series 2015-LC21, Class ASB, 3.42%, 07/10/48	5,000,000	5,220,344
Series 2015-LC21, Class A4, 3.71%, 07/10/48	1,000,000	1,042,042
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 02/10/34 (a)	4,980,000	5,027,408
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28, Class A4, 3.54%, 01/15/49	2,000,000	2,062,004

Commercial Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

Morgan Stanley Capital I Trust, Series 2015-MS1, Class ASB, 3.46%, 05/15/48	$4,000,000	$4,173,022
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class ASB, 3.31%, 05/15/48	5,000,000	5,194,098

Total Commercial Mortgage-Backed Securities (cost $31,065,571)		30,889,970

Corporate Bonds 51.4%
Aerospace & Defense 0.9%
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (a)	500,000	517,812
Lockheed Martin Corp., 3.55%, 01/15/26	1,250,000	1,289,433
Orbital ATK, Inc., 5.25%, 10/01/21	1,000,000	1,035,000
United Technologies Corp.,
3.10%, 06/01/22	1,000,000	1,036,927
4.50%, 06/01/42	500,000	540,759
4.15%, 05/15/45	1,000,000	1,024,097

		5,444,028

Auto Components 0.2%
BorgWarner, Inc.,
3.38%, 03/15/25	1,000,000	1,001,376

Automobiles 0.5%
Hyundai Capital America,
2.60%, 03/19/20 (a)	2,000,000	2,000,614
3.00%, 10/30/20 (a)	1,000,000	1,006,995

		3,007,609

Banks 7.4%
Bank of America Corp.,
4.20%, 08/26/24	1,000,000	1,029,580
4.00%, 01/22/25	1,000,000	1,008,997
Series L, 3.95%, 04/21/25	1,750,000	1,753,750
3.82%, 01/20/28 (b)	3,000,000	3,022,215
Bank of America NA,
6.10%, 06/15/17	750,000	754,199
BNP Paribas SA,
4.38%, 05/12/26 (a)	1,500,000	1,514,325
Citigroup, Inc.,
4.45%, 09/29/27	2,000,000	2,046,240
4.75%, 05/18/46	1,000,000	997,621
Citizens Financial Group, Inc.,
3.75%, 07/01/24	1,500,000	1,489,389
4.35%, 08/01/25	2,000,000	2,067,660
Cooperatieve Rabobank UA,
3.38%, 05/21/25	1,000,000	1,022,127
Cooperatieve Rabobank UA, 5.75%, 12/01/43	600,000	711,114

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
HSBC Holdings plc,
4.38%, 11/23/26	$2,000,000	$2,049,188
Huntington Bancshares, Inc.,
7.00%, 12/15/20	500,000	573,999
2.30%, 01/14/22	1,000,000	981,311
ING Groep NV,
3.95%, 03/29/27	2,000,000	2,048,238
JPMorgan Chase & Co.,
Series 1, 7.90%, 04/30/18 (d)	1,000,000	1,045,000
3.88%, 09/10/24	500,000	512,132
4.95%, 06/01/45	1,500,000	1,596,572
National City Corp.,
6.88%, 05/15/19	1,000,000	1,096,545
Nordea Bank AB,
2.25%, 05/27/21 (a)	4,000,000	3,961,660
PNC Bank NA,
2.70%, 11/01/22	1,418,000	1,414,845
SunTrust Bank,
3.30%, 05/15/26	1,600,000	1,567,278
UBS Group Funding Jersey Ltd.,
2.65%, 02/01/22 (a)	6,000,000	5,914,206
US Bancorp,
3.10%, 04/27/26	2,000,000	1,981,622

		42,159,813

Beverages 1.6%
Anheuser-Busch InBev Finance, Inc.,
3.30%, 02/01/23	1,000,000	1,027,348
3.65%, 02/01/26	3,000,000	3,057,093
4.90%, 02/01/46	1,000,000	1,092,453
Dr Pepper Snapple Group, Inc.,
3.40%, 11/15/25	1,000,000	1,010,887
Molson Coors Brewing Co.,
3.00%, 07/15/26	2,000,000	1,920,056
Pernod Ricard SA,
3.25%, 06/08/26 (a)	1,000,000	996,274

		9,104,111

Biotechnology 1.3%
AbbVie, Inc.,
2.50%, 05/14/20	1,000,000	1,008,687
2.30%, 05/14/21	1,500,000	1,489,966
2.90%, 11/06/22	1,000,000	1,004,232
3.60%, 05/14/25	1,000,000	1,008,512
3.20%, 05/14/26	1,000,000	974,543
Celgene Corp.,
2.88%, 08/15/20	1,000,000	1,019,806
4.63%, 05/15/44	650,000	655,919

		7,161,665

Corporate Bonds (continued)

	Principal Amount	Market Value

Capital Markets 0.9%
FMR LLC,
7.49%, 06/15/19 (a)	$1,750,000	$1,935,076
5.35%, 11/15/21 (a)	785,000	865,417
4.95%, 02/01/33 (a)	1,000,000	1,093,649
Morgan Stanley,
3.95%, 04/23/27	1,000,000	1,002,990

		4,897,132

Chemicals 1.0%
Agrium, Inc.,
3.50%, 06/01/23	750,000	762,690
3.38%, 03/15/25	750,000	746,895
5.25%, 01/15/45	1,250,000	1,383,832
Ashland LLC,
4.75%, 08/15/22	1,000,000	1,042,500
Cytec Industries, Inc.,
3.95%, 05/01/25	600,000	608,753
Solvay Finance America LLC,
3.40%, 12/03/20 (a)	1,000,000	1,030,989

		5,575,659

Commercial Services & Supplies 0.2%
Clean Harbors, Inc.,
5.13%, 06/01/21	200,000	204,832
Waste Management, Inc.,
3.13%, 03/01/25	1,000,000	1,011,452

		1,216,284

Consumer Finance 1.4%
Ford Motor Credit Co. LLC,
2.94%, 01/08/19	2,000,000	2,025,012
3.16%, 08/04/20	2,000,000	2,035,052
3.10%, 05/04/23	2,000,000	1,967,892
3.81%, 01/09/24	1,250,000	1,262,581
Hyundai Capital Services, Inc.,
3.50%, 09/13/17 (a)	1,000,000	1,006,000

		8,296,537

Diversified Financial Services 1.6%
GE Capital International Funding Co. Unlimited Co.,
2.34%, 11/15/20	1,429,000	1,438,363
HERO Funding Trust,
4.28%, 09/20/41	2,398,635	2,494,580
Shell International Finance BV,
4.38%, 05/11/45	2,000,000	2,053,322
Siemens Financieringsmaatschappij NV,
2.90%, 05/27/22 (a)	2,000,000	2,035,416
3.25%, 05/27/25 (a)	1,000,000	1,011,179

		9,032,860

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Telecommunication Services 2.5%
AT&T, Inc.,
3.60%, 02/17/23	$3,000,000	$3,058,575
3.40%, 05/15/25	3,000,000	2,921,478
CCO Holdings LLC,
5.13%, 02/15/23	500,000	520,000
5.75%, 02/15/26 (a)	600,000	637,308
Qwest Corp.,
6.88%, 09/15/33	850,000	850,359
Verizon Communications, Inc.,
2.45%, 11/01/22	2,000,000	1,954,728
5.15%, 09/15/23	500,000	553,346
3.50%, 11/01/24	2,500,000	2,501,662
2.63%, 08/15/26	1,250,000	1,145,619

		14,143,075

Electric Utilities 3.6%
Appalachian Power Co.,
3.40%, 06/01/25	1,000,000	1,017,206
Duke Energy Corp.,
3.55%, 09/15/21	2,000,000	2,081,584
Emera US Finance LP,
3.55%, 06/15/26	1,250,000	1,240,387
Great Plains Energy, Inc.,
3.90%, 04/01/27	2,000,000	2,020,372
ITC Holdings Corp.,
3.65%, 06/15/24	3,000,000	3,039,462
Kansas City Power & Light Co.,
Series 09A, 7.15%, 04/01/19	1,000,000	1,094,835
Pacific Gas & Electric Co.,
2.95%, 03/01/26	1,000,000	988,441
PPL Capital Funding, Inc.,
3.10%, 05/15/26	2,000,000	1,941,832
Public Service Co. of Colorado,
2.90%, 05/15/25	3,000,000	2,974,533
Southern California Edison Co.,
1.85%, 02/01/22	1,214,286	1,199,060
Southern Co. (The),
2.35%, 07/01/21	1,500,000	1,480,083
Southwestern Electric Power Co.,
Series J, 3.90%, 04/01/45	750,000	712,929
Xcel Energy, Inc.,
3.30%, 06/01/25	1,000,000	1,007,719

		20,798,443

Electrical Equipment 0.2%
Eaton Corp.,
8.88%, 06/15/19	1,000,000	1,122,605
Sensata Technologies BV,
5.00%, 10/01/25 (a)	315,000	321,694

		1,444,299

Corporate Bonds (continued)

	Principal Amount	Market Value

Energy Equipment & Services 0.8%
Helmerich & Payne International Drilling Co.,
4.65%, 03/15/25	$1,750,000	$1,836,548
Schlumberger Holdings Corp.,
4.00%, 12/21/25 (a)	1,250,000	1,315,536
SESI LLC,
6.38%, 05/01/19	200,000	198,750
Transocean, Inc.,
8.13%, 12/15/21 (e)	1,000,000	1,040,000

		4,390,834

Equity Real Estate Investment Trusts (REITs) 1.1%
AvalonBay Communities, Inc.,
3.45%, 06/01/25	1,000,000	1,015,073
CoreCivic, Inc.,
4.13%, 04/01/20 (e)	200,000	206,750
Highwoods Realty LP,
3.63%, 01/15/23	1,000,000	1,014,066
Kite Realty Group LP,
4.00%, 10/01/26	1,250,000	1,208,480
Piedmont Operating Partnership LP,
3.40%, 06/01/23	1,500,000	1,458,096
WEA Finance LLC,
2.70%, 09/17/19 (a)	1,500,000	1,514,223

		6,416,688

Food & Staples Retailing 1.5%
CVS Pass-Through Trust,
7.51%, 01/10/32 (a)	3,195,802	3,986,002
Walgreens Boots Alliance, Inc.,
2.70%, 11/18/19	500,000	507,250
3.10%, 06/01/23	3,000,000	3,018,819
Wal-Mart Stores, Inc.,
5.63%, 04/15/41	755,000	941,387

		8,453,458

Food Products 2.2%
Conagra Brands, Inc.,
4.95%, 08/15/20	836,000	888,138
Grupo Bimbo SAB de CV,
3.88%, 06/27/24 (a)	1,000,000	1,015,286
JM Smucker Co. (The),
3.50%, 03/15/25	2,500,000	2,554,518
Kraft Heinz Foods Co.,
5.38%, 02/10/20	1,000,000	1,084,990
2.80%, 07/02/20	3,000,000	3,046,929
3.95%, 07/15/25	1,000,000	1,026,739
Post Holdings, Inc.,
7.75%, 03/15/24 (a)	250,000	277,812
Tyson Foods, Inc.,
2.65%, 08/15/19	850,000	858,558
3.95%, 08/15/24	1,750,000	1,800,685

		12,553,655

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Health Care Equipment & Supplies 1.2%
CR Bard, Inc.,
3.00%, 05/15/26	$3,000,000	$2,963,067
Liberty Property LP,
3.38%, 06/15/23	1,000,000	1,005,534
3.75%, 04/01/25	2,000,000	2,024,846
Medtronic, Inc.,
3.50%, 03/15/25	1,000,000	1,032,529

		7,025,976

Health Care Providers & Services 0.5%
Express Scripts Holding Co.,
3.30%, 02/25/21	2,000,000	2,040,922
4.75%, 11/15/21	500,000	539,058
HCA, Inc.,
6.50%, 02/15/20	500,000	548,780

		3,128,760

Household Durables 0.8%
Newell Brands, Inc.,
3.85%, 04/01/23	1,000,000	1,044,198
5.00%, 11/15/23	560,000	597,313
4.20%, 04/01/26	3,000,000	3,153,192

		4,794,703

Industrial Conglomerates 0.1%
General Electric Co.,
4.65%, 10/17/21	358,000	395,922

Insurance 3.2%
Aflac, Inc.,
2.40%, 03/16/20	2,000,000	2,028,138
Five Corners Funding Trust,
4.42%, 11/15/23 (a)	3,250,000	3,495,001
Liberty Mutual Group, Inc.,
4.95%, 05/01/22 (a)	850,000	930,823
Metropolitan Life Global Funding I,
2.00%, 04/14/20 (a)	3,500,000	3,486,865
3.45%, 12/18/26 (a)	3,000,000	3,053,397
Oil Insurance Ltd.,
4.13%, 09/01/16 (a)(d)	1,000,000	850,000
TIAA Asset Management Finance Co. LLC,
4.13%, 11/01/24 (a)	4,405,000	4,540,304

		18,384,528

IT Services 0.4%
Visa, Inc.,
3.15%, 12/14/25	2,500,000	2,541,403

Media 2.4%
21st Century Fox America, Inc.,
3.70%, 10/15/25	1,000,000	1,024,877

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
CBS Corp.,
3.50%, 01/15/25	$500,000	$503,294
Charter Communications Operating LLC,
4.91%, 07/23/25	2,500,000	2,679,365
Comcast Corp.,
3.38%, 08/15/25	3,000,000	3,054,729
Discovery Communications LLC,
4.90%, 03/11/26	1,500,000	1,574,621
Sirius XM Radio, Inc.,
4.25%, 05/15/20 (a)	266,000	268,660
Time Warner, Inc.,
3.55%, 06/01/24	1,000,000	1,006,816
3.60%, 07/15/25	2,500,000	2,485,020
2.95%, 07/15/26	1,000,000	938,215

		13,535,597

Metals & Mining 0.4%
Anglo American Capital plc,
9.38%, 04/08/19 (a)	550,000	618,750
Compass Minerals International, Inc.,
4.88%, 07/15/24 (a)	500,000	488,750
Freeport-McMoRan, Inc.,
4.55%, 11/14/24 (e)	1,000,000	939,500

		2,047,000

Multiline Retail 0.4%
Dollar Tree, Inc.,
5.75%, 03/01/23	2,000,000	2,122,000

Multi-Utilities 2.1%
Black Hills Corp.,
2.50%, 01/11/19	2,000,000	2,011,180
3.95%, 01/15/26	1,000,000	1,029,846
3.15%, 01/15/27	1,000,000	961,641
San Diego Gas & Electric Co.,
2.50%, 05/15/26	2,000,000	1,925,660
Southern Co. Gas Capital Corp.,
3.88%, 11/15/25	1,250,000	1,286,804
3.25%, 06/15/26	2,000,000	1,945,442
WEC Energy Group, Inc.,
3.55%, 06/15/25	2,500,000	2,580,062

		11,740,635

Oil, Gas & Consumable Fuels 5.5%
Anadarko Petroleum Corp.,
6.95%, 06/15/19	800,000	876,184
5.55%, 03/15/26 (e)	1,500,000	1,678,958
Baytex Energy Corp.,
5.13%, 06/01/21 (a)	200,000	187,000
Boardwalk Pipelines LP,
5.75%, 09/15/19	750,000	804,535
3.38%, 02/01/23	1,300,000	1,285,404
4.95%, 12/15/24	250,000	266,422

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
BP Capital Markets plc,
2.24%, 05/10/19	$750,000	$755,728
3.51%, 03/17/25	2,500,000	2,561,357
Energy Transfer Equity LP,
5.50%, 06/01/27	1,000,000	1,075,000
Energy Transfer Partners LP,
4.20%, 04/15/27	5,000,000	5,034,185
Enterprise Products Operating LLC,
3.70%, 02/15/26	1,000,000	1,015,626
Kinder Morgan Energy Partners LP,
5.00%, 10/01/21	2,000,000	2,154,702
Kinder Morgan, Inc.,
5.05%, 02/15/46	700,000	696,548
Marathon Oil Corp.,
3.85%, 06/01/25 (e)	3,000,000	2,979,924
MPLX LP,
4.88%, 12/01/24	1,000,000	1,069,307
5.20%, 03/01/47	1,500,000	1,535,879
Murphy Oil Corp.,
4.70%, 12/01/22	1,000,000	977,500
Noble Energy, Inc.,
3.90%, 11/15/24	2,750,000	2,807,013
Sabine Pass Liquefaction LLC,
5.63%, 03/01/25	2,000,000	2,186,444
4.20%, 03/15/28 (a)	500,000	500,664
Spectra Energy Partners LP,
4.60%, 06/15/21	500,000	532,057
WPX Energy, Inc.,
6.00%, 01/15/22	200,000	203,000

		31,183,437

Pharmaceuticals 1.6%
Actavis Funding SCS,
3.85%, 06/15/24	500,000	513,656
3.80%, 03/15/25	1,500,000	1,526,651
Shire Acquisitions Investments Ireland DAC,
3.20%, 09/23/26	2,000,000	1,936,412
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 07/21/21	2,000,000	1,943,700
2.80%, 07/21/23	1,500,000	1,444,359
3.15%, 10/01/26	1,500,000	1,396,647
Valeant Pharmaceuticals International, Inc.,
6.38%, 10/15/20 (a)	500,000	429,375

		9,190,800

Road & Rail 0.5%
Burlington Northern Santa Fe LLC,
3.00%, 04/01/25	1,000,000	1,007,547
4.90%, 04/01/44	250,000	281,353
4.15%, 04/01/45	1,000,000	1,016,912

Corporate Bonds (continued)

	Principal Amount	Market Value

Road & Rail (continued)
Union Pacific Corp.,
2.75%, 04/15/23	$750,000	$755,575

		3,061,387

Semiconductors & Semiconductor Equipment 0.3%
Intel Corp.,
2.60%, 05/19/26	2,000,000	1,938,100

Software 1.0%
Microsoft Corp.,
3.30%, 02/06/27	3,000,000	3,082,371
Open Text Corp.,
5.63%, 01/15/23 (a)	500,000	523,750
Oracle Corp.,
2.40%, 09/15/23	2,000,000	1,971,816

		5,577,937

Specialty Retail 0.1%
L Brands, Inc.,
5.63%, 02/15/22	500,000	528,125

Technology Hardware, Storage & Peripherals 0.9%
Apple, Inc.,
2.85%, 02/23/23	1,500,000	1,523,577
3.00%, 02/09/24	1,750,000	1,784,465
2.45%, 08/04/26	1,000,000	957,406
Digital Equipment Corp.,
7.75%, 04/01/23	825,000	930,409

		5,195,857

Textiles, Apparel & Luxury Goods 0.1%
Levi Strauss & Co.,
6.88%, 05/01/22	200,000	206,876
PVH Corp.,
4.50%, 12/15/22	500,000	512,500

		719,376

Thrifts & Mortgage Finance 0.3%
BPCE SA,
4.88%, 04/01/26 (a)	750,000	776,692
Santander Bank NA,
8.75%, 05/30/18	750,000	802,470

		1,579,162

Tobacco 0.5%
Altria Group, Inc.,
4.00%, 01/31/24	750,000	795,596
Reynolds American, Inc.,
4.45%, 06/12/25	2,000,000	2,132,970

		2,928,566

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Wireless Telecommunication Services 0.2%
Rogers Communications, Inc.,
3.63%, 12/15/25	$1,250,000	$1,272,388

Total Corporate Bonds (cost $290,926,021)		293,989,185

Foreign Government Security 0.1%
MEXICO 0.1%
Petroleos Mexicanos,
5.63%, 01/23/46	500,000	445,125

Total Foreign Government Security (cost $496,476)		445,125

Mortgage-Backed Securities 15.7%
FHLMC Gold Pool Pool# E01443,
3.50%, 07/01/18	64,206	67,182
FNMA Pool
Pool# 386905 5.00%, 04/01/19	752,255	789,468
Pool# AM7838 3.56%, 02/01/35	2,413,149	2,519,731
Pool# AS4479 3.50%, 02/01/45	2,400,913	2,471,000
Pool# AM9070 3.77%, 08/01/45	2,995,000	2,991,477
Pool# BC9003 3.00%, 11/01/46	14,780,496	14,773,495
Pool# AS8483 3.00%, 12/01/46	59,111,777	59,083,778
FNMA Pool TBA 3.00%, 05/25/47	7,000,000	6,991,797

Total Mortgage-Backed Securities (cost $90,951,966)		89,687,928

Municipal Bonds 0.4%
California 0.3%
Northern California Power Agency, RB, Series B, 7.31%, 06/01/40	500,000	664,720
State of California, GO, 5.70%, 11/01/21	750,000	855,150

		1,519,870

District of Columbia 0.1%
Metropolitan Washington Airports Authority, RB, Series D, 7.46%, 10/01/46	600,000	856,866

Total Municipal Bonds (cost $2,132,741)		2,376,736

Investment Company 0.1%

	Shares	Market Value

Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.65%, (f)(g)	560,288	$560,288

Total Investment Company (cost $560,288)		560,288

Repurchase Agreement 1.1%

	Principal Amount

Repurchase Agreement 1.1%
Royal Bank of Canada 0.77%, Dated 04/28/17, due 05/01/17, repurchase price $6,457,741, collateralized by U.S. Treasury notes, 1.13% - 1.50%, maturing 05/31/20 - 02/28/21; total market value $6,589,117. (g)(h)	$6,457,327	6,457,327

Total Repurchase Agreement (cost $6,457,327)		6,457,327

Total Investments (cost $570,970,555) (i) — 100.2%		572,949,031

Liabilities in excess of other assets — (0.2)%		(1,224,894)

NET ASSETS — 100.0%		$571,724,137

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2017 was $154,747,991 which represents 27.07% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2017. The maturity date represents the actual maturity date.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at April 30, 2017.

(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2017. The maturity date reflects the next call date.

(e)	The security or a portion of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $6,776,680, which was collateralized by

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Fund (Continued)

cash used to purchase a money market fund and a repurchase agreement with a value of $560,288 and $6,457,327 respectively.

(f)	Represents 7-day effective yield as of April 30, 2017.

(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2017 was $7,017,615.

(h)	Please refer to Note 2(f) for additional information on the joint repurchase agreement.

(i)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

AB	Stock Company

BV	Private Limited Liability Company

DAC	Designated Activity Company

ETC	Equity Trust Company

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association

GO	General Obligation

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

NV	Public Traded Company

plc	Public Limited Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company

SAB	de CV Public Traded Company

TBA	To Be Announced

At April 30, 2017, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
362	U.S. Treasury 2 Year Note	06/30/17	$78,412,594	$67,012
361	U.S. Treasury Long Bond	06/21/17	55,221,719	591,626

			$133,634,313	$658,638

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(713)	U.S. Treasury 10 Year Note	06/21/17	$89,637,469	$(796,988)
(604)	U.S. Treasury 5 Year Note	06/30/17	71,517,375	(655,387)

			$161,154,844	$(1,452,375)

At April 30, 2017, the Fund has $573,990 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Bond Fund
Assets:
Investments, at value* (cost $564,513,228)	$566,491,704
Repurchase agreement, at value (cost $6,457,327)	6,457,327

Total Investments, at value (total cost $570,970,555)	572,949,031

Cash	10,564,301
Deposits with broker for futures contracts	573,990
Interest receivable	3,683,936
Security lending income receivable	4,012
Receivable for investments sold	5,833
Receivable for capital shares issued	11,201
Receivable for variation margin on futures contracts	201,302
Reimbursement from investment adviser (Note 3)	33,004
Prepaid expenses	54,018

Total Assets	588,080,628

Liabilities:
Payable for investments purchased	8,994,622
Distributions payable	14,234
Payable for capital shares redeemed	50,156
Payable upon return of securities loaned (Note 2)	7,017,615
Accrued expenses and other payables:
Investment advisory fees	197,721
Fund administration fees	31,073
Distribution fees	5,221
Administrative servicing fees	31
Accounting and transfer agent fees	8,565
Trustee fees	1,490
Custodian fees	2,404
Compliance program costs (Note 3)	298
Professional fees	20,441
Printing fees	8,160
Other	4,460

Total Liabilities	16,356,491

Net Assets	$571,724,137

Represented by:
Capital	$576,013,117
Accumulated distributions in excess of net investment income	(343,584)
Accumulated net realized losses from investments and futures transactions	(5,130,135)
Net unrealized appreciation/(depreciation) from investments	1,978,476
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(793,737)

Net Assets	$571,724,137

Net Assets:
Class A Shares	11,878,254
Class C Shares	3,192,706
Class R Shares	375,571
Class R6 Shares	506,375,499
Institutional Service Class Shares	49,902,107

Total	$571,724,137

*	Includes value of securities on loan of $6,776,680 (Note 2).

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Fund
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,230,974
Class C Shares	330,439
Class R Shares	38,896
Class R6 Shares	52,371,726
Institutional Service Class Shares	5,164,626

Total	59,136,661

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.65
Class C Shares (b)	$9.66
Class R Shares	$9.66
Class R6 Shares	$9.67
Institutional Service Class Shares	$9.66
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$9.87

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Bond Fund
INVESTMENT INCOME:
Interest income	$8,296,756
Income from securities lending (Note 2)	19,940

Total Income	8,316,696

EXPENSES:
Investment advisory fees	1,174,673
Fund administration fees	101,683
Distribution fees Class A	14,788
Distribution fees Class C	16,133
Distribution fees Class R	909
Administrative servicing fees Class A	2,861
Administrative servicing fees Class C	807
Administrative servicing fees Class R	367
Administrative servicing fees Institutional Service Class	13,230
Registration and filing fees	31,727
Professional fees	29,037
Printing fees	14,881
Trustee fees	7,899
Custodian fees	9,174
Accounting and transfer agent fees	27,730
Compliance program costs (Note 3)	1,219
Other	11,278

Total expenses before expenses reimbursed	1,458,396

Expenses reimbursed by adviser (Note 3)	(195,523)

Net Expenses	1,262,873

NET INVESTMENT INCOME	7,053,823

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(3,822,735)
Net realized losses from futures transactions (Note 2)	(1,225,152)

Net realized losses from investments and futures transactions	(5,047,887)

Net change in unrealized appreciation/(depreciation) from investments	(4,264,804)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(838,175)

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(5,102,979)

Net realized/unrealized losses from investments and futures transactions	(10,150,866)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,097,043)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide Bond Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$7,053,823	$11,165,960
Net realized gains/(losses) from investments and futures transactions	(5,047,887)	2,804,421
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(5,102,979)	8,263,146

Change in net assets resulting from operations	(3,097,043)	22,233,527

Distributions to Shareholders From:
Net investment income:
Class A	(138,589)	(306,224)
Class C	(25,612)	(46,444)
Class R	(3,537)	(7,732)
Class R6 (a)	(6,405,740)	(10,043,257)
Institutional Service Class	(659,589)	(1,222,535)
Net realized gains:
Class A	(46,029)	–
Class C	(12,591)	–
Class R	(1,402)	–
Class R6 (a)	(1,862,954)	–
Institutional Service Class	(197,402)	–

Change in net assets from shareholder distributions	(9,353,445)	(11,626,192)

Change in net assets from capital transactions	18,002,397	151,642,955

Change in net assets	5,551,909	162,250,290

Net Assets:
Beginning of period	566,172,228	403,921,938

End of period	$571,724,137	$566,172,228

Accumulated distributions in excess of net investment income at end of period	$(343,584)	$(164,340)

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$943,172	$2,646,424
Dividends reinvested	172,091	272,451
Cost of shares redeemed	(2,135,065)	(5,388,123)

Total Class A Shares	(1,019,802)	(2,469,248)

Class C Shares
Proceeds from shares issued	27,572	757,631
Dividends reinvested	33,222	39,074
Cost of shares redeemed	(473,380)	(559,435)

Total Class C Shares	(412,586)	237,270

Class R Shares
Proceeds from shares issued	13,776	132,416
Dividends reinvested	17	22
Cost of shares redeemed	(668)	(211,859)

Total Class R Shares	13,125	(79,421)

Statements of Changes in Net Assets (Continued)

	Nationwide Bond Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$23,431,293	$171,383,073
Dividends reinvested	8,268,694	10,043,257
Cost of shares redeemed	(10,211,840)	(29,404,878)

Total Class R6 Shares	21,488,147	152,021,452

Institutional Service Class Shares
Proceeds from shares issued	5,946,573	13,663,751
Dividends reinvested	770,856	1,052,844
Cost of shares redeemed	(8,783,916)	(12,783,693)

Total Institutional Service Class Shares	(2,066,487)	1,932,902

Change in net assets from capital transactions	$18,002,397	$151,642,955

SHARE TRANSACTIONS:
Class A Shares
Issued	98,654	272,155
Reinvested	17,983	27,896
Redeemed	(221,447)	(552,225)

Total Class A Shares	(104,810)	(252,174)

Class C Shares
Issued	2,870	77,498
Reinvested	3,472	3,991
Redeemed	(48,507)	(57,644)

Total Class C Shares	(42,165)	23,845

Class R Shares
Issued	1,436	13,749
Reinvested	2	3
Redeemed	(70)	(21,647)

Total Class R Shares	1,368	(7,895)

Class R6 Shares (a)
Issued	2,436,128	17,455,680
Reinvested	861,956	1,022,142
Redeemed	(1,060,631)	(3,005,966)

Total Class R6 Shares	2,237,453	15,471,856

Institutional Service Class Shares
Issued	619,414	1,393,018
Reinvested	80,443	107,523
Redeemed	(912,765)	(1,304,807)

Total Institutional Service Class Shares	(212,908)	195,734

Total change in shares	1,878,938	15,431,366

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$9.87	0.11	(0.18)	(0.07)	(0.11)	(0.04)	(0.15)	$9.65	(0.70%	)	$11,878,254	0.74%	2.28%	0.81%	26.50%
Year Ended October 31, 2016	$9.64	0.20	0.24	0.44	(0.21)	–	(0.21)	$9.87	4.59%		$13,183,195	0.74%	2.04%	0.82%	115.77%
Year Ended October 31, 2015	$9.94	0.23	(0.18)	0.05	(0.24)	(0.11)	(0.35)	$9.64	0.51%		$15,305,931	0.78%	2.41%	0.99%	75.71%
Year Ended October 31, 2014	$9.90	0.32	0.09	0.41	(0.33)	(0.04)	(0.37)	$9.94	4.21%		$18,390,299	0.85%	3.22%	1.21%	27.18%
Year Ended October 31, 2013	$10.30	0.29	(0.27)	0.02	(0.31)	(0.11)	(0.42)	$9.90	0.19%		$24,116,827	0.87%	2.92%	1.20%	24.18%
Year Ended October 31, 2012	$10.10	0.32	0.44	0.76	(0.33)	(0.23)	(0.56)	$10.30	7.77%		$29,964,061	0.94%	3.15%	1.15%	33.95%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$9.88	0.07	(0.17)	(0.10)	(0.08)	(0.04)	(0.12)	$9.66	(1.07%	)	$3,192,706	1.49%	1.52%	1.56%	26.50%
Year Ended October 31, 2016	$9.65	0.12	0.24	0.36	(0.13)	–	(0.13)	$9.88	3.80%		$3,682,079	1.49%	1.28%	1.58%	115.77%
Year Ended October 31, 2015	$9.95	0.16	(0.19)	(0.03)	(0.16)	(0.11)	(0.27)	$9.65	(0.25%	)	$3,366,151	1.54%	1.66%	1.76%	75.71%
Year Ended October 31, 2014	$9.91	0.24	0.09	0.33	(0.25)	(0.04)	(0.29)	$9.95	3.42%	(g)	$3,470,186	1.60%	2.46%	1.96%	27.18%
Year Ended October 31, 2013	$10.31	0.22	(0.27)	(0.05)	(0.24)	(0.11)	(0.35)	$9.91	(0.39%	)	$3,949,327	1.55%	2.23%	1.88%	24.18%
Year Ended October 31, 2012	$10.12	0.25	0.43	0.68	(0.26)	(0.23)	(0.49)	$10.31	6.95%		$5,235,401	1.61%	2.48%	1.81%	33.95%

Class R Shares (h)
Six Months Ended April 30, 2017 (Unaudited)	$9.88	0.09	(0.18)	(0.09)	(0.09)	(0.04)	(0.13)	$9.66	(0.90%	)	$375,571	1.14%	1.88%	1.21%	26.50%
Year Ended October 31, 2016	$9.65	0.16	0.24	0.40	(0.17)	–	(0.17)	$9.88	4.16%		$370,621	1.14%	1.64%	1.23%	115.77%
Year Ended October 31, 2015	$9.94	0.22	(0.20)	0.02	(0.20)	(0.11)	(0.31)	$9.65	0.22%		$438,245	1.20%	2.23%	1.46%	75.71%
Year Ended October 31, 2014	$9.91	0.29	0.08	0.37	(0.30)	(0.04)	(0.34)	$9.94	3.79%		$476,959	1.15%	2.91%	1.52%	27.18%
Year Ended October 31, 2013	$10.31	0.28	(0.28)	–	(0.29)	(0.11)	(0.40)	$9.91	0.11%		$348,615	1.05%	2.75%	1.39%	24.18%
Year Ended October 31, 2012	$10.11	0.30	0.44	0.74	(0.31)	(0.23)	(0.54)	$10.31	7.46%		$133,041	1.20%	2.97%	1.38%	33.95%

Class R6 Shares (i)
Six Months Ended April 30, 2017 (Unaudited)	$9.89	0.12	(0.17)	(0.05)	(0.13)	(0.04)	(0.17)	$9.67	(0.55%	)	$506,375,499	0.44%	2.57%	0.51%	26.50%
Year Ended October 31, 2016	$9.66	0.23	0.24	0.47	(0.24)	–	(0.24)	$9.89	4.89%		$495,791,755	0.44%	2.32%	0.52%	115.77%
Year Ended October 31, 2015	$9.96	0.22	(0.14)	0.08	(0.27)	(0.11)	(0.38)	$9.66	0.82%		$334,795,513	0.44%	2.26%	0.54%	75.71%
Year Ended October 31, 2014	$9.92	0.35	0.09	0.44	(0.36)	(0.04)	(0.40)	$9.96	4.51%		$245,982	0.55%	3.47%	0.88%	27.18%
Period Ended October 31, 2013 (j)	$10.32	0.33	(0.32)	0.01	(0.30)	(0.11)	(0.41)	$9.92	0.16%		$30,198	0.61%	3.65%	1.00%	24.18%

Institutional Service Class Shares (k)
Six Months Ended April 30, 2017 (Unaudited)	$9.88	0.12	(0.18)	(0.06)	(0.12)	(0.04)	(0.16)	$9.66	(0.58%	)	$49,902,107	0.49%	2.52%	0.56%	26.50%
Year Ended October 31, 2016	$9.65	0.22	0.24	0.46	(0.23)	–	(0.23)	$9.88	4.84%		$53,144,578	0.49%	2.28%	0.57%	115.77%
Year Ended October 31, 2015	$9.95	0.26	(0.18)	0.08	(0.27)	(0.11)	(0.38)	$9.65	0.79%		$50,016,098	0.50%	2.67%	0.71%	75.71%
Year Ended October 31, 2014	$9.92	0.34	0.08	0.42	(0.35)	(0.04)	(0.39)	$9.95	4.36%		$51,059,201	0.60%	3.46%	0.96%	27.18%
Year Ended October 31, 2013	$10.31	0.32	(0.27)	0.05	(0.33)	(0.11)	(0.44)	$9.92	0.56%		$52,898,095	0.59%	3.19%	0.93%	24.18%
Year Ended October 31, 2012	$10.12	0.35	0.43	0.78	(0.36)	(0.23)	(0.59)	$10.31	7.97%		$63,166,305	0.66%	3.45%	0.87%	33.95%

Amounts designated as “– ” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j)	For the period from December 7, 2012 (commencement of operations) through October 31, 2013. Total return is calculated based on inception date of December 6, 2012 through October 31, 2013.
(k)	Effective August 1, 2012, Class D Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide Core Plus Bond Fund

Asset Allocation†

Corporate Bonds	50.9%
Mortgage-Backed Securities	27.6%
U.S. Treasury Obligations	14.8%
Repurchase Agreement	3.1%
Short-Term Investment	1.7%
Commercial Mortgage-Backed Security	1.1%
Preferred Stocks	0.7%
Asset-Backed Securities	0.6%
Collateralized Mortgage Obligations	0.4%
Investment Company	0.3%
Liabilities in excess of other assets	(1.2)%
100.0%

Top Industries††

Oil, Gas & Consumable Fuels	6.0%
Banks	5.9%
Insurance	5.0%
Technology Hardware, Storage & Peripherals	3.8%
Capital Markets	3.0%
Diversified Telecommunication Services	2.2%
Specialty Retail	1.9%
Auto Components	1.4%
Multiline Retail	1.2%
Multi-Utilities	1.2%
Other Industries*	68.4%
100.0%

Top Holdings††

U.S. Treasury Notes, 2.25%, 02/15/27	2.6%
U.S. Treasury Notes, 1.50%, 02/28/23	1.7%
U.S. Treasury Bill, 06/15/17	1.7%
U.S. Treasury Notes, 1.63%, 04/30/23	1.5%
U.S. Treasury Notes, 1.38%, 08/31/20	1.4%
ABN AMRO Bank NV, 2.10%, 01/18/19	1.2%
U.S. Treasury Notes, 2.13%, 05/15/25	1.2%
KeyBank NA, 1.70%, 06/01/18	1.2%
Wells Fargo Commercial Mortgage Trust, 3.72%, 12/15/48	1.1%
Western Union Co. (The), 3.60%, 03/15/22	1.1%
Other Holdings*	85.3%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Percentages indicated are based upon total investments as of April 30, 2017.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

Shareholder Expense Example	Nationwide Core Plus Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Core Plus Bond Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	1,003.30	4.27	0.86
	Hypothetical	(a)(b)	1,000.00	1,020.53	4.31	0.86
Class R6 Shares (c)	Actual	(a)	1,000.00	1,005.20	2.44	0.49
	Hypothetical	(a)(b)	1,000.00	1,022.36	2.46	0.49
Institutional Service Class Shares	Actual	(a)	1,000.00	1,004.70	2.93	0.59
	Hypothetical	(a)(b)	1,000.00	1,021.87	2.96	0.59

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Core Plus Bond Fund

Asset-Backed Securities 0.6%

	Principal Amount	Market Value

Airlines 0.6%
American Airlines Pass Through Trust, Series 2015-2, Class AA, 3.60%, 09/22/27	$4,763,315	$4,822,856
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, 08/10/22	2,630,206	3,011,585

Total Asset-Backed Securities (cost $7,683,022)		7,834,441

Collateralized Mortgage Obligations 0.4%
FHLMC REMICS
Series 4039, Class ME, 2.00%, 12/15/40	1,245,523	1,234,895
Series 4026, Class WJ, 2.75%, 08/15/41	3,344,502	3,383,664

Total Collateralized Mortgage Obligations (cost $4,505,183)		4,618,559

Commercial Mortgage-Backed Security 1.1%
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4, 3.72%, 12/15/48	13,000,000	13,581,931

Total Commercial Mortgage-Backed Security (cost $13,380,836)		13,581,931

Corporate Bonds 50.9%
Aerospace & Defense 0.8%
Rockwell Collins, Inc.,
3.20%, 03/15/24	5,000,000	5,056,885
Triumph Group, Inc.,
5.25%, 06/01/22	4,520,000	4,407,000

		9,463,885

Auto Components 1.4%
American Axle & Manufacturing, Inc., 6.63%, 10/15/22	2,113,000	2,176,390
Cooper Tire & Rubber Co., 8.00%, 12/15/19	1,550,000	1,728,250
Goodyear Tire & Rubber Co. (The), 7.00%, 05/15/22	4,700,000	4,871,550
Icahn Enterprises LP, 6.00%, 08/01/20	3,000,000	3,105,000
6.25%, 02/01/22 (a)	4,500,000	4,680,000

		16,561,190

Banks 6.0%
ABN AMRO Bank NV, 2.10%, 01/18/19 (a)	15,000,000	15,013,650

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
Bank of America Corp., 4.00%, 04/01/24	$10,000,000	$10,419,020
Citigroup, Inc., 5.38%, 08/09/20	3,360,000	3,680,383
2.90%, 12/08/21	2,675,000	2,689,640
Series T, 6.25%, 08/15/26 (b)	5,000,000	5,443,750
KeyBank NA, 1.70%, 06/01/18	14,865,000	14,874,826
Mizuho Financial Group, Inc., 2.95%, 02/28/22	7,000,000	7,042,462
Wells Fargo & Co., Series K, 7.98%, 03/15/18 (b)	5,430,000	5,681,137
Wells Fargo Bank NA, 1.65%, 01/22/18	6,485,000	6,495,344

		71,340,212

Beverages 0.3%
PepsiCo, Inc.,
5.00%, 06/01/18	3,500,000	3,634,288

Biotechnology 0.4%
Amgen, Inc.,
1.43%, 05/22/17 (c)	5,000,000	5,000,970

Capital Markets 3.1%
FMR LLC,
4.95%, 02/01/33 (a)	3,400,000	3,718,407
FS Investment Corp.,
4.75%, 05/15/22	7,174,000	7,368,258
Goldman Sachs Group, Inc. (The),
2.35%, 11/15/21	2,600,000	2,562,420
3.85%, 07/08/24	5,850,000	6,045,407
Morgan Stanley,
7.25%, 04/01/32	5,600,000	7,679,823
MSCI, Inc.,
5.25%, 11/15/24 (a)	5,000,000	5,300,000
Raymond James Financial, Inc.,
8.60%, 08/15/19	3,580,000	4,083,283

		36,757,598

Chemicals 1.1%
Blue Cube Spinco, Inc.,
9.75%, 10/15/23	1,640,000	1,984,400
Methanex Corp.,
4.25%, 12/01/24	5,675,000	5,669,961
Sherwin-Williams Co. (The),
1.35%, 12/15/17	5,000,000	5,000,000

		12,654,361

Commercial Services & Supplies 1.1%
Covanta Holding Corp.,
5.88%, 07/01/25	1,000,000	1,000,000
LSC Communications, Inc.,
8.75%, 10/15/23 (a)	3,000,000	3,097,500

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Services & Supplies (continued)
Pitney Bowes, Inc.,
5.60%, 03/15/18	$665,000	$685,023
Prime Security Services Borrower LLC,
9.25%, 05/15/23 (a)	7,800,000	8,521,500

		13,304,023

Construction & Engineering 0.3%
Fluor Corp.,
3.38%, 09/15/21	3,860,000	4,014,964

Consumer Finance 0.3%
Navient Corp.,
6.50%, 06/15/22	3,000,000	3,101,250

Diversified Financial Services 0.7%
Block Financial LLC,
5.25%, 10/01/25	6,000,000	6,239,928
National Rural Utilities Cooperative Finance Corp.,
10.38%, 11/01/18	2,000,000	2,253,470

		8,493,398

Diversified Telecommunication Services 2.2%
AT&T, Inc.,
3.60%, 02/17/23	4,000,000	4,078,100
CenturyLink, Inc.,
Series Y, 7.50%, 04/01/24 (d)	5,580,000	6,062,726
Verizon Communications, Inc.,
1.51%, 06/09/17 (c)	12,250,000	12,254,373
4.40%, 11/01/34	3,825,000	3,660,839

		26,056,038

Electrical Equipment 0.4%
Emerson Electric Co.,
4.88%, 10/15/19	4,933,000	5,292,098

Electronic Equipment, Instruments & Components 1.2%
CDW LLC,
5.00%, 09/01/25	220,000	225,500
Corning, Inc.,
7.25%, 08/15/36	9,932,000	12,118,609
Zebra Technologies Corp.,
7.25%, 10/15/22 (d)	1,450,000	1,567,813

		13,911,922

Energy Equipment & Services 0.1%
Bristow Group, Inc.,
6.25%, 10/15/22	1,075,000	886,875

Equity Real Estate Investment Trusts (REITs) 0.5%
DuPont Fabros Technology LP,
5.63%, 06/15/23	1,770,000	1,871,775

Corporate Bonds (continued)

	Principal Amount	Market Value

Equity Real Estate Investment Trusts (REITs) (continued)
MGM Growth Properties Operating Partnership LP,
5.63%, 05/01/24	$750,000	$809,062
Physicians Realty LP,
4.30%, 03/15/27	3,000,000	3,001,635

		5,682,472

Food & Staples Retailing 0.9%
Sysco Corp.,
1.90%, 04/01/19	4,310,000	4,314,603
6.63%, 03/17/39	5,054,000	6,488,249

		10,802,852

Food Products 1.1%
AdvancePierre Foods Holdings, Inc.,
5.50%, 12/15/24 (a)	1,500,000	1,672,500
Wells Enterprises, Inc.,
6.75%, 02/01/20 (a)	2,215,000	2,284,219
Wm Wrigley Jr Co.,
2.00%, 10/20/17 (a)	8,658,000	8,677,766

		12,634,485

Gas Utilities 0.2%
AmeriGas Partners LP,
5.50%, 05/20/25	2,000,000	2,020,000

Health Care Equipment & Supplies 0.3%
Medtronic, Inc.,
4.38%, 03/15/35	2,882,000	3,049,897

Health Care Providers & Services 1.1%
HCA, Inc.,
5.88%, 03/15/22	2,500,000	2,771,875
MEDNAX, Inc.,
5.25%, 12/01/23 (a)	4,191,000	4,285,297
RegionalCare Hospital Partners Holdings, Inc.,
8.25%, 05/01/23 (a)	2,000,000	2,127,750
UnitedHealth Group, Inc.,
1.40%, 12/15/17	4,430,000	4,430,142

		13,615,064

Hotels, Restaurants & Leisure 0.1%
Wyndham Worldwide Corp.,
4.50%, 04/01/27	1,500,000	1,530,333

Household Durables 0.9%
Lennar Corp.,
4.50%, 04/30/24	1,000,000	1,010,000
NVR, Inc.,
3.95%, 09/15/22	9,464,000	9,855,724

		10,865,724

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Insurance 4.3%
Alterra Finance LLC,
6.25%, 09/30/20	$5,000,000	$5,603,050
Assured Guaranty US Holdings, Inc.,
5.00%, 07/01/24	3,625,000	3,915,877
Kemper Corp.,
4.35%, 02/15/25	1,475,000	1,495,778
Montpelier Re Holdings Ltd.,
4.70%, 10/15/22	4,052,000	4,396,400
Navigators Group, Inc. (The),
5.75%, 10/15/23	5,000,000	5,392,205
Old Republic International Corp.,
4.88%, 10/01/24	7,964,000	8,500,359
Provident Cos., Inc.,
7.00%, 07/15/18	6,200,000	6,556,184
Prudential Financial, Inc.,
8.88%, 06/15/38 (c)	4,770,000	5,090,258
RenRe North America Holdings, Inc.,
5.75%, 03/15/20	2,350,000	2,540,851
Torchmark Corp.,
9.25%, 06/15/19	3,910,000	4,479,632
7.88%, 05/15/23	2,975,000	3,601,577

		51,572,171

IT Services 1.1%
Western Union Co. (The),
3.60%, 03/15/22	13,350,000	13,574,440

Machinery 0.8%
BCD Acquisition, Inc.,
9.63%, 09/15/23 (a)	5,500,000	5,926,250
CNH Industrial Capital LLC,
4.88%, 04/01/21	3,000,000	3,150,000

		9,076,250

Media 0.8%
Charter Communications Operating LLC,
6.38%, 10/23/35	3,000,000	3,438,210
Comcast Cable Holdings LLC,
9.88%, 06/15/22	1,165,000	1,487,423
Discovery Communications LLC,
3.80%, 03/13/24	3,000,000	2,995,833
Sirius XM Radio, Inc.,
6.00%, 07/15/24 (a)	2,000,000	2,140,000

		10,061,466

Metals & Mining 0.0%†
Ferroglobe plc,
9.38%, 03/01/22 (a)	500,000	523,750

Corporate Bonds (continued)

	Principal Amount	Market Value

Multiline Retail 1.2%
Dillard’s, Inc.,
7.13%, 08/01/18	$1,775,000	$1,879,592
7.75%, 07/15/26	1,845,000	2,146,853
Kohl’s Corp.,
4.75%, 12/15/23	3,000,000	3,079,170
Macy’s Retail Holdings, Inc.,
6.38%, 03/15/37	7,675,000	7,878,602

		14,984,217

Multi-Utilities 1.2%
Dominion Resources, Inc.,
Series A, 1.40%, 09/15/17	10,548,000	10,548,285
Series B, 2.75%, 01/15/22 (d)	4,200,000	4,200,239

		14,748,524

Oil, Gas & Consumable Fuels 6.1%
Antero Resources Corp.,
5.00%, 03/01/25 (a)	3,500,000	3,456,250
CITGO Petroleum Corp.,
6.25%, 08/15/22 (a)	4,000,000	4,080,000
Enviva Partners LP,
8.50%, 11/01/21 (a)	8,850,000	9,381,000
Exxon Mobil Corp.,
2.22%, 03/01/21	3,875,000	3,900,928
HollyFrontier Corp.,
5.88%, 04/01/26	11,300,000	12,048,489
MPLX LP,
4.13%, 03/01/27	4,000,000	4,051,692
PBF Holding Co. LLC,
8.25%, 02/15/20 (d)	9,345,000	9,555,263
7.00%, 11/15/23 (d)	6,890,000	6,993,350
Phillips 66 Partners LP,
4.90%, 10/01/46	2,000,000	1,956,524
Sabine Pass Liquefaction LLC,
5.75%, 05/15/24	3,450,000	3,813,623
Tengizchevroil Finance Co. International Ltd.,
4.00%, 08/15/26 (a)	3,000,000	2,899,500
TransCanada PipeLines Ltd.,
3.13%, 01/15/19	2,275,000	2,320,755
4.63%, 03/01/34	1,240,000	1,323,503
Valero Energy Corp.,
8.75%, 06/15/30	2,500,000	3,349,382
7.50%, 04/15/32	2,641,000	3,384,460

		72,514,719

Paper & Forest Products 0.8%
Louisiana-Pacific Corp.,
4.88%, 09/15/24	6,200,000	6,277,500
PH Glatfelter Co.,
5.38%, 10/15/20	2,745,000	2,807,037

		9,084,537

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Pharmaceuticals 0.4%
Merck & Co., Inc.,
3.88%, 01/15/21	$3,921,000	$4,170,168
Wyeth LLC,
6.45%, 02/01/24	1,000,000	1,222,810

		5,392,978

Professional Services 0.4%
Dun & Bradstreet Corp. (The),
3.50%, 12/01/17	4,762,000	4,796,534

Road & Rail 0.3%
Avis Budget Car Rental LLC,
5.50%, 04/01/23 (d)	3,200,000	3,152,000

Semiconductors & Semiconductor Equipment 0.2%
Microsemi Corp.,
9.13%, 04/15/23 (a)	2,000,000	2,300,000

Software 1.2%
Electronic Arts, Inc.,
4.80%, 03/01/26	4,115,000	4,498,954
Microsoft Corp.,
3.45%, 08/08/36	3,675,000	3,532,443
4.88%, 12/15/43	3,385,000	3,842,087
Oracle Corp.,
3.85%, 07/15/36	2,000,000	1,996,910

		13,870,394

Specialty Retail 1.9%
Advance Auto Parts, Inc.,
4.50%, 12/01/23	6,585,000	6,997,932
Foot Locker, Inc.,
8.50%, 01/15/22	990,000	1,163,844
L Brands, Inc.,
7.00%, 05/01/20	2,000,000	2,215,000
6.95%, 03/01/33	5,800,000	5,539,000
Rent-A-Center, Inc.,
6.63%, 11/15/20 (d)	7,665,000	7,070,963

		22,986,739

Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.,
3.85%, 08/04/46	6,745,000	6,536,498
Diamond 1 Finance Corp.,
7.13%, 06/15/24 (a)	3,000,000	3,316,011
8.10%, 07/15/36 (a)	5,291,000	6,639,909
Diebold Nixdorf, Inc.,
8.50%, 04/15/24	3,000,000	3,345,000
Hewlett Packard Enterprise Co.,
4.90%, 10/15/25	8,500,000	8,931,358
Seagate HDD Cayman,
4.25%, 03/01/22 (a)	3,000,000	2,993,793
4.88%, 06/01/27	4,000,000	3,849,220

Corporate Bonds (continued)

	Principal Amount	Market Value

Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.,
10.50%, 04/01/24	$9,250,000	$10,891,875

		46,503,664

Thrifts & Mortgage Finance 0.1%
Radian Group, Inc.,
7.00%, 03/15/21	1,500,000	1,672,500

Tobacco 0.4%
Vector Group Ltd.,
6.13%, 02/01/25 (a)	5,000,000	5,175,000

Trading Companies & Distributors 0.8%
Fortress Transportation & Infrastructure Investors LLC,
6.75%, 03/15/22 (a)	4,000,000	3,960,000
United Rentals North America, Inc.,
7.63%, 04/15/22	1,239,000	1,293,206
5.88%, 09/15/26	4,035,000	4,256,925

		9,510,131

Wireless Telecommunication Services 0.5%
Hughes Satellite Systems Corp.,
7.63%, 06/15/21	5,050,000	5,702,208

Total Corporate Bonds (cost $598,923,096)		607,876,121

Mortgage-Backed Securities 27.6%
FHLMC Gold Pool Pool# J13885 3.50%, 12/01/25	1,719,268	1,800,168
Pool# J14732 4.00%, 03/01/26	52	55
Pool# G14748 3.00%, 04/01/28	1,963,629	2,023,025
Pool# C91768 3.50%, 07/01/34	8,160,117	8,515,498
Pool# G30692 3.50%, 08/01/34	9,876,976	10,349,595
Pool# G30782 3.50%, 02/01/35	3,039,223	3,171,704
Pool# C91846 3.00%, 09/01/35	2,702,602	2,762,557
Pool# C91859 3.50%, 12/01/35	3,024,354	3,153,423
Pool# C91868 3.50%, 04/01/36	7,187,558	7,494,461
Pool# G05963 4.50%, 04/01/40	475,385	513,128
Pool# A95406 4.00%, 12/01/40	1,495,183	1,580,460

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FHLMC Gold Pool (continued)
Pool# G60438 3.00%, 01/01/41	$7,630,741	$7,665,557
Pool# A96464 4.00%, 01/01/41	579,655	612,726
Pool# Q06025 4.00%, 02/01/42	1,938,532	2,057,209
Pool# Q10392 3.50%, 08/01/42	4,260,662	4,400,631
Pool# G08541 3.50%, 08/01/43	6,197,242	6,400,813
Pool# Q22176 4.00%, 09/01/43	7,906,649	8,329,997
Pool# G08554 3.50%, 10/01/43	3,572,252	3,689,604
Pool# G08588 4.00%, 05/01/44	3,398,801	3,580,784
Pool# C09071 4.00%, 02/01/45	7,130,132	7,511,904
Pool# G08675 3.00%, 11/01/45	10,222,558	10,215,374
FNMA Pool Pool# AH9561 3.50%, 08/01/26	2,307,177	2,412,612
Pool# AL0578 3.50%, 08/01/26	246,853	258,204
Pool# MA0848 3.50%, 09/01/26	5,983,345	6,258,700
Pool# AJ6973 3.00%, 11/01/26	12,563,689	12,969,294
Pool# AL1121 3.50%, 12/01/26	3,359,488	3,513,986
Pool# AL4235 3.50%, 01/01/27	7,512,456	7,858,119
Pool# AL1719 3.00%, 05/01/27	2,247,641	2,320,125
Pool# AL4180 3.50%, 09/01/28	3,699,357	3,869,573
Pool# MA2124 3.00%, 12/01/29	1,704,528	1,754,926
Pool# MA1165 3.00%, 09/01/32	1,054,040	1,085,798
Pool# AL6591 3.00%, 09/01/33	7,160,120	7,375,751
Pool# MA1608 3.50%, 10/01/33	9,218,121	9,639,875
Pool# MA2610 3.00%, 05/01/36	11,615,547	11,868,875
Pool# AE0311 3.50%, 08/01/40	7,306,863	7,557,896
Pool# AE3328 4.00%, 10/01/40	4,347,622	4,594,219
Pool# AB1845 4.00%, 11/01/40	8,012,732	8,468,470

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# AH0315 4.00%, 12/01/40	$10,977,120	$11,599,819
Pool# AH1107 4.00%, 12/01/40	830,702	886,077
Pool# AJ1407 4.00%, 09/01/41	4,006,281	4,235,478
Pool# AJ9278 3.50%, 12/01/41	7,965,020	8,234,567
Pool# AJ9323 3.00%, 01/01/42	4,432,568	4,430,463
Pool# AW8165 4.00%, 01/01/42	6,111,813	6,460,914
Pool# AJ8414 4.00%, 02/01/42	4,425,663	4,678,951
Pool# AB4696 4.00%, 03/01/42	2,859,372	3,035,900
Pool# AP2132 3.50%, 08/01/42	3,334,782	3,445,350
Pool# AP8288 3.00%, 09/01/42	6,947,961	6,979,109
Pool# AQ8681 3.00%, 12/01/42	9,872,628	9,916,766
Pool# AB9243 3.00%, 05/01/43	12,965,909	13,020,684
Pool# AT6653 3.00%, 05/01/43	10,442,141	10,486,809
Pool# AU1632 3.00%, 07/01/43	6,136,353	6,162,916
Pool# AU2592 3.50%, 08/01/43	4,175,176	4,313,523
Pool# BE4201 4.00%, 01/01/45	11,534,622	12,156,594
Pool# AX4312 3.50%, 02/01/45	4,402,939	4,531,468
Pool# AZ7353 3.50%, 11/01/45	6,621,258	6,814,544
Pool# AS6408 3.50%, 01/01/46	10,009,283	10,301,471
Pool# BC0304 3.50%, 03/01/46	9,597,871	9,878,050

Total Mortgage-Backed Securities (cost $331,175,467)		329,204,549

U.S. Treasury Obligations 14.8%
U.S. Treasury Notes
1.00%, 08/15/18	7,500,000	7,481,542
1.25%, 10/31/18	10,000,000	10,005,860
1.25%, 12/15/18	7,500,000	7,502,340
1.38%, 03/31/20	9,200,000	9,180,238
1.38%, 08/31/20	17,500,000	17,400,880
1.38%, 04/30/21	4,500,000	4,445,685
1.50%, 02/28/23	20,700,000	20,164,719

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

U.S. Treasury Obligations (continued)

	Principal Amount	Market Value

U.S. Treasury Notes (continued)
1.63%, 04/30/23	$18,030,000	$17,655,319
2.13%, 02/29/24	13,500,000	13,534,277
2.00%, 02/15/25	5,000,000	4,935,740
2.13%, 05/15/25	15,000,000	14,908,005
2.00%, 08/15/25	12,475,000	12,261,565
2.25%, 11/15/25	6,200,000	6,202,666
2.25%, 02/15/27	31,475,000	31,382,778

Total U.S. Treasury Obligations (cost $176,964,708)		177,061,614

Short-Term Investment 1.7%
U.S. Treasury Obligation 1.7%
U.S. Treasury Bill, 06/15/17 (e)	20,000,000	19,983,660

Total Short-Term Investment (cost $19,982,125)		19,983,660

Preferred Stocks 0.7%

	Shares

Insurance 0.7%
Allstate Corp. (The),
6.75%, 10/15/18 (f)	94,250	2,573,025
Maiden Holdings Ltd.
8.25%, 08/29/17 (f)	10,000	256,500
6.63%, 06/14/46 (d)(f)	50,000	1,297,500
Maiden Holdings North America Ltd., 7.75%, 12/01/43 (f)	126,000	3,320,100
PartnerRe Ltd., 7.25%, 04/29/21 (f)	31,383	907,910

		8,355,035

Thrifts & Mortgage Finance 0.0%†
FHLMC, 8.38%, 12/31/17* (f)	35,000	250,250

Total Preferred Stocks (cost $8,778,712)		8,605,285

Investment Company 0.3%
Money Market Fund 0.3%
Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.65%, (g)(h)	3,175,338	3,175,338

Total Investment Company (cost $3,175,338)		3,175,338

Repurchase Agreement 3.1%

	Principal Amount	Market Value

Royal Bank of Canada, 0.77%, Dated 04/28/17, due 05/01/17, repurchase price $36,598,153, collateralized by U.S. Treasury notes, 1.13% - 1.50%, maturing 05/31/20 - 02/28/21; total market value $37,342,702. (h)(i)	$36,595,805	$36,595,805

Total Repurchase Agreement (cost $36,595,805)		36,595,805

Total Investments (cost $1,201,164,292) (j) — 101.2%		1,208,537,303

Liabilities in excess of other assets — (1.2)%		(14,313,917)

NET ASSETS — 100.0%		$1,194,223,386

*	Denotes a non-income producing security.

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2017 was $112,170,052 which represents 9.39% of net assets.

(b)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2017. The maturity date reflects the next call date.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2017. The maturity date represents the actual maturity date.

(d)	The security or a portion of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $38,257,438, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $3,175,338 and $36,595,805 respectively.

(e)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.

(f)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of April 30, 2017.

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

(g)	Represents 7-day effective yield as of April 30, 2017.

(h)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2017 was $39,771,143.

(i)	Please refer to Note 2(f) for additional information on the joint repurchase agreement.

(j)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

NV	Public Traded Company

plc	Public Limited Company

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Core Plus Bond Fund
Assets:
Investments, at value* (cost $1,164,568,487)	$1,171,941,498
Repurchase agreement, at value (cost $36,595,805)	36,595,805

Total Investments, at value (total cost $1,201,164,292)	1,208,537,303

Cash	32,849,283
Interest receivable	8,715,813
Security lending income receivable	28,127
Receivable for investments sold	51,695
Receivable for capital shares issued	326,299
Prepaid expenses	44,481

Total Assets	1,250,553,001

Liabilities:
Payable for investments purchased	15,973,374
Distributions payable	18,569
Payable for capital shares redeemed	63,931
Payable upon return of securities loaned (Note 2)	39,771,143
Accrued expenses and other payables:
Investment advisory fees	412,246
Fund administration fees	46,131
Distribution fees	894
Administrative servicing fees	248
Accounting and transfer agent fees	2,341
Trustee fees	2,219
Custodian fees	6,246
Compliance program costs (Note 3)	568
Professional fees	20,363
Printing fees	3,682
Other	7,660

Total Liabilities	56,329,615

Net Assets	$1,194,223,386

Represented by:
Capital	$1,195,947,417
Accumulated distributions in excess of net investment income	(1,457,556)
Accumulated net realized losses from investments	(7,639,486)
Net unrealized appreciation/(depreciation) from investments	7,373,011

Net Assets	$1,194,223,386

Net Assets:
Class A Shares	$4,344,019
Class R6 Shares	1,182,908,566
Institutional Service Class Shares	6,970,801

Total	$1,194,223,386

*	Includes value of securities on loan of $38,257,437 (Note 2).

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Core Plus Bond Fund
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	$424,552
Class R6 Shares	115,542,232
Institutional Service Class Shares	680,614

Total	116,647,398

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.23
Class R6 Shares	$10.24
Institutional Service Class Shares	$10.24
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.68

Maximum Sales Charge:
Class A Shares	4.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Core Plus Bond Fund
INVESTMENT INCOME:
Interest income	$18,079,087
Dividend income	339,590
Income from securities lending (Note 2)	101,089

Total Income	18,519,766

EXPENSES:
Investment advisory fees	2,304,895
Fund administration fees	165,465
Distribution fees Class A	5,543
Administrative servicing fees Class A	2,661
Administrative servicing fees Institutional Service Class	3,255
Registration and filing fees	19,966
Professional fees	35,643
Printing fees	4,641
Trustee fees	15,013
Custodian fees	18,860
Accounting and transfer agent fees	6,510
Compliance program costs (Note 3)	2,319
Other	14,409

Total Expenses	2,599,180

NET INVESTMENT INCOME	15,920,586

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(7,541,854)
Net change in unrealized appreciation/(depreciation) from investments	(1,750,606)
Net realized/unrealized losses from investments	(9,292,460)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,628,126

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide Core Plus Bond Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$15,920,586	$29,538,684
Net realized gains/(losses) from investments	(7,541,854)	5,604,634
Net change in unrealized appreciation/(depreciation) from investments	(1,750,606)	13,919,443

Change in net assets resulting from operations	6,628,126	49,062,761

Distributions to Shareholders From:
Net investment income:
Class A	(64,534)	(117,113)
Class R6 (a)	(17,205,529)	(32,332,008)
Institutional Service Class	(102,920)	(132,514)
Net realized gains:
Class A	(7,009)	(494)
Class R6 (a)	(1,577,257)	(148,553)
Institutional Service Class	(10,791)	(250)

Change in net assets from shareholder distributions	(18,968,040)	(32,730,932)

Change in net assets from capital transactions	159,438,677	43,522,771

Change in net assets	147,098,763	59,854,600

Net Assets:
Beginning of period	1,047,124,623	987,270,023

End of period	$1,194,223,386	$1,047,124,623

Accumulated distributions in excess of net investment income at end of period	$(1,457,556)	$(5,159)

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$608,216	$2,871,079
Dividends reinvested	70,529	110,061
Cost of shares redeemed	(713,138)	(1,322,423)

Total Class A Shares	(34,393)	1,658,717

Class R6 Shares (a)
Proceeds from shares issued	172,807,794	160,954,235
Dividends reinvested	18,666,709	32,274,740
Cost of shares redeemed	(32,335,080)	(156,554,218)

Total Class R6 Shares	159,139,423	36,674,757

Institutional Service Class Shares
Proceeds from shares issued	2,689,321	6,690,931
Dividends reinvested	108,697	132,329
Cost of shares redeemed	(2,464,371)	(1,633,963)

Total Institutional Service Class Shares	333,647	5,189,297

Change in net assets from capital transactions	$159,438,677	$43,522,771

Statements of Changes in Net Assets (Continued)

	Nationwide Core Plus Bond Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
SHARE TRANSACTIONS:
Class A Shares
Issued	59,983	281,284
Reinvested	6,946	10,679
Redeemed	(70,222)	(127,761)

Total Class A Shares	(3,293)	164,202

Class R6 Shares (a)
Issued	16,937,361	15,725,811
Reinvested	1,835,766	3,136,800
Redeemed	(3,176,213)	(15,347,554)

Total Class R6 Shares	15,596,914	3,515,057

Institutional Service Class Shares
Issued	264,530	650,454
Reinvested	10,693	12,787
Redeemed	(242,890)	(157,839)

Total Institutional Service Class Shares	32,333	505,402

Total change in shares	15,625,954	4,184,661

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Core Plus Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.36	0.13	(0.09)	0.04	(0.15)	(0.02)	(0.17)	$10.23	0.33%		$4,344,019	0.86%	2.64%	0.86%	43.02%
Year Ended October 31, 2016	$10.19	0.27	0.20	0.47	(0.30)	–	(0.30)	$10.36	4.67%		$4,432,115	0.86%	2.60%	0.86%	91.19%
Year Ended October 31, 2015	$10.28	0.25	(0.05)	0.20	(0.28)	(0.01)	(0.29)	$10.19	1.95%		$2,686,422	0.81%	2.41%	0.81%	77.82%
Year Ended October 31, 2014	$10.22	0.25	0.09	0.34	(0.26)	(0.02)	(0.28)	$10.28	3.34%		$976,028	0.79%	2.40%	0.79%	67.11%
Period Ended October 31, 2013 (g)	$10.50	0.13	(0.27)	(0.14)	(0.14)	–	(0.14)	$10.22	(1.34%	)	$79,649	1.01%	2.49%	1.06%	49.95%

Class R6 Shares (h)
Six Months Ended April 30, 2017 (Unaudited)	$10.37	0.15	(0.09)	0.06	(0.17)	(0.02)	(0.19)	$10.24	0.52%		$1,182,908,566	0.49%	3.00%	0.49%	43.02%
Year Ended October 31, 2016	$10.20	0.30	0.21	0.51	(0.34)	–	(0.34)	$10.37	5.05%		$1,035,970,447	0.49%	2.96%	0.49%	91.19%
Year Ended October 31, 2015	$10.29	0.28	(0.05)	0.23	(0.31)	(0.01)	(0.32)	$10.20	2.27%		$983,126,370	0.49%	2.73%	0.49%	77.82%
Year Ended October 31, 2014	$10.22	0.28	0.10	0.38	(0.29)	(0.02)	(0.31)	$10.29	3.78%		$785,198,157	0.51%	2.69%	0.51%	67.11%
Year Ended October 31, 2013	$10.66	0.27	(0.17)	0.10	(0.31)	(0.23)	(0.54)	$10.22	0.95%		$282,088,539	0.69%	2.67%	0.81%	49.95%
Year Ended October 31, 2012	$10.36	0.38	0.51	0.89	(0.41)	(0.18)	(0.59)	$10.66	8.88%		$68,903,978	0.75%	3.63%	1.04%	104.00%

Institutional Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.37	0.15	(0.10)	0.05	(0.16)	(0.02)	(0.18)	$10.24	0.47%		$6,970,801	0.59%	2.89%	0.59%	43.02%
Year Ended October 31, 2016	$10.20	0.29	0.21	0.50	(0.33)	–	(0.33)	$10.37	4.95%		$6,722,061	0.59%	2.85%	0.59%	91.19%
Year Ended October 31, 2015	$10.28	0.27	(0.03)	0.24	(0.31)	(0.01)	(0.32)	$10.20	2.32%		$1,457,231	0.55%	2.67%	0.55%	77.82%
Year Ended October 31, 2014	$10.22	0.28	0.09	0.37	(0.29)	(0.02)	(0.31)	$10.28	3.67%		$192,588	0.52%	2.70%	0.52%	67.11%
Period Ended October 31, 2013 (g)	$10.50	0.15	(0.28)	(0.13)	(0.15)	–	(0.15)	$10.22	(1.18%	)	$62,188	0.70%	2.81%	0.72%	49.95%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from April 25, 2013 (commencement of operations) through October 31, 2013. Total return is calculated based on inception date of April 24, 2013 through October 31, 2013.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide Government Bond Fund

Asset Allocation†

U.S. Government Agency Securities	28.1%
Mortgage-Backed Securities	20.6%
U.S. Treasury Obligations	19.4%
Short-Term Investment	11.8%
Collateralized Mortgage Obligations	8.3%
Corporate Bond	4.7%
Foreign Government Security	4.7%
Commercial Mortgage-Backed Security	0.8%
Other assets in excess of liabilities	1.6%
100.0%

Top Holdings††

Financing Corp., 10/05/17	12.0%
Overseas Private Investment Corp., 2.29%, 09/15/26	8.8%
FHLB, 5.37%, 09/09/24	7.6%
FNMA REMICS, 2.50%, 09/25/42	7.2%
FHLMC, 1.25%, 10/02/19	7.2%
U.S. Treasury Bonds, 3.38%, 05/15/44	5.2%
FNMA Pool, 3.50%, 12/01/25	5.2%
U.S. Treasury Bonds, 2.88%, 05/15/43	5.1%
U.S. Treasury Bonds, 3.13%, 11/15/41	5.0%
FHLB, 3.00%, 03/12/27	5.0%
Other Holdings	31.7%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Percentages indicated are based upon total investments as of April 30, 2017.

Shareholder Expense Example	Nationwide Government Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Government Bond Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	978.70	5.20	1.06
	Hypothetical	(a)(b)	1,000.00	1,019.54	5.31	1.06
Class C Shares	Actual	(a)	1,000.00	975.40	8.52	1.74
	Hypothetical	(a)(b)	1,000.00	1,016.17	8.70	1.74
Class R Shares	Actual	(a)	1,000.00	976.80	7.11	1.45
	Hypothetical	(a)(b)	1,000.00	1,017.60	7.25	1.45
Institutional Service Class Shares	Actual	(a)	1,000.00	980.00	3.83	0.78
	Hypothetical	(a)(b)	1,000.00	1,020.93	3.91	0.78

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Government Bond Fund

Collateralized Mortgage Obligations 8.3%

	Principal Amount	Market Value

FHLMC REMICS
Series 1684, Class I, 6.50%, 03/15/24	$270,593	$300,559
Series 2296, Class H, 6.50%, 03/15/31	15,958	16,855
FNMA REMICS
Series 1990-7, Class B, 8.50%, 01/25/20	3,228	3,449
Series 1993-16, Class Z, 7.50%, 02/25/23	17,734	19,408
Series 1993-226, Class PK, 6.00%, 12/25/23	127,132	143,971
Series 2013-59, Class MX, 2.50%, 09/25/42	2,959,821	2,990,756

Total Collateralized Mortgage Obligations (cost $3,442,877)		3,474,998

Commercial Mortgage-Backed Security 0.8%
FNMA REMICS,
Series 1998-73, Class MZ, 6.30%, 10/17/38	319,816	325,854

Total Commercial Mortgage-Backed Security (cost $321,201)		325,854

Corporate Bond 4.7%
Diversified Financial Services 4.7%
Private Export Funding Corp.,
Series HH, 1.45%, 08/15/19	2,000,000	1,994,512

Total Corporate Bond (cost $2,004,957)		1,994,512

Foreign Government Security 4.7%
UNITED STATES 4.7%
Ukraine Government AID Bond,
1.47%, 09/29/21	2,000,000	1,955,032

Total Foreign Government Security (cost $2,000,000)		1,955,032

Mortgage-Backed Securities 20.6%
FNMA Pool
Pool# 874740 6.32%, 07/01/22	1,545,490	1,733,132
Pool# 874982 6.81%, 11/01/25	1,544,180	1,785,538
Pool# 932840 3.50%, 12/01/25	2,060,839	2,155,574

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# 387114 5.62%, 09/01/34	$1,001,145	$1,060,453
Pool# 773298 3.11%, 04/01/35 (a)	844,712	894,443
Pool# 745769 2.84%, 07/01/36 (a)	850,602	900,458
Pool# 813605 2.88%, 07/01/36 (a)	136,334	143,059

Total Mortgage-Backed Securities (cost $8,159,873)		8,672,657

Short-Term Investment 11.8%
U.S. Government Agency Security 11.8%
Financing Corp.,
0.00%, 10/05/17 (b)	4,966,000	4,940,827

Total Short-Term Investment (cost $4,930,959)		4,940,827

U.S. Government Agency Securities 28.1%
FHLB
5.37%, 09/09/24	2,615,000	3,146,400
3.00%, 03/12/27	2,000,000	2,045,462
FHLMC 1.25%, 10/02/19	3,000,000	2,983,731
Overseas Private Investment Corp. 2.29%, 09/15/26	3,647,408	3,631,761

Total U.S. Government Agency Securities (cost $11,800,415)		11,807,354

U.S. Treasury Obligations 19.4%
U.S. Treasury Bonds
3.13%, 11/15/41	2,000,000	2,073,750
2.88%, 05/15/43	2,145,000	2,116,847
3.38%, 05/15/44	2,000,000	2,162,968
U.S. Treasury Inflation Linked Notes
0.13%, 04/15/19 (c)	1,050,000	1,101,709
0.13%, 04/15/20 (c)	650,000	684,111

Total U.S. Treasury Obligations (cost $8,171,079)		8,139,385

Total Investments (cost $40,831,361) (d) — 98.4%		41,310,619

Other assets in excess of liabilities — 1.6%		686,855

NET ASSETS — 100.0%		$41,997,474

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Government Bond Fund (Continued)

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2017. The maturity date represents the actual maturity date.

(b)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.

(c)	Principal amounts are not adjusted for inflation.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

AID	Agency for International Development

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

REMICS	Real Estate Mortgage Investment Conduits

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Government Bond Fund
Assets:
Investments, at value (cost $40,831,361)	$41,310,619
Cash	1,057,570
Interest receivable	181,800
Receivable for capital shares issued	14,349
Reimbursement from investment adviser (Note 3)	9,549
Prepaid expenses	33,391

Total Assets	42,607,278

Liabilities:
Distributions payable	5,643
Payable for capital shares redeemed	525,650
Accrued expenses and other payables:
Investment advisory fees	15,862
Fund administration fees	20,858
Distribution fees	3,277
Administrative servicing fees	6,124
Accounting and transfer agent fees	5,003
Trustee fees	149
Custodian fees	451
Compliance program costs (Note 3)	29
Professional fees	15,373
Printing fees	8,277
Other	3,108

Total Liabilities	609,804

Net Assets	$41,997,474

Represented by:
Capital	$43,079,312
Accumulated distributions in excess of net investment income	(91,344)
Accumulated net realized losses from investments	(1,469,752)
Net unrealized appreciation/(depreciation) from investments	479,258

Net Assets	$41,997,474

Net Assets:
Class A Shares	$12,690,824
Class C Shares	428,836
Class R Shares	545,857
Institutional Service Class Shares	28,331,957

Total	$41,997,474

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,278,142
Class C Shares	43,210
Class R Shares	54,949
Institutional Service Class Shares	2,852,802

Total	4,229,103

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Government Bond Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.93
Class C Shares (b)	$9.92
Class R Shares	$9.93
Institutional Service Class Shares	$9.93
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.16

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Government Bond Fund
INVESTMENT INCOME:
Interest income	$562,756

Total Income	562,756

EXPENSES:
Investment advisory fees	100,523
Fund administration fees	45,668
Distribution fees Class A	17,483
Distribution fees Class C	2,437
Distribution fees Class R	1,414
Administrative servicing fees Class A	7,692
Administrative servicing fees Class C	98
Administrative servicing fees Class R	707
Administrative servicing fees Institutional Service Class	11,855
Registration and filing fees	24,930
Professional fees	14,615
Printing fees	7,847
Trustee fees	644
Custodian fees	1,178
Accounting and transfer agent fees	15,157
Compliance program costs (Note 3)	99
Other	2,949

Total expenses before expenses reimbursed	255,296

Expenses reimbursed by adviser (Note 3)	(57,238)

Net Expenses	198,058

NET INVESTMENT INCOME	364,698

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	30,121
Net change in unrealized appreciation/(depreciation) from investments	(1,439,963)

Net realized/unrealized losses from investments	(1,409,842)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,045,144)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide Government Bond Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$364,698	$809,691
Net realized gains/(losses) from investments	30,121	(1,322,722)
Net change in unrealized appreciation/(depreciation) from investments	(1,439,963)	1,859,238

Change in net assets resulting from operations	(1,045,144)	1,346,207

Distributions to Shareholders From:
Net investment income:
Class A	(109,461)	(265,964)
Class C	(2,179)	(4,446)
Class R	(3,323)	(5,399)
Institutional Service Class	(273,733)	(557,232)
Net realized gains:
Class A	(5,830)	(12,899)
Class C	(188)	(338)
Class R	(245)	(258)
Institutional Service Class	(12,225)	(16,971)
Return of capital:
Class A	–	(11,785)
Class C	–	(195)
Class R	–	(240)
Institutional Service Class	–	(24,688)

Change in net assets from shareholder distributions	(407,184)	(900,415)

Change in net assets from capital transactions	(6,165,352)	(20,619,234)

Change in net assets	(7,617,680)	(20,173,442)

Net Assets:
Beginning of period	49,615,154	69,788,596

End of period	$41,997,474	$49,615,154

Accumulated distributions in excess of net investment income at end of period	$(91,344)	$(67,346)

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$1,743,142	$10,429,873
Dividends reinvested	108,090	271,887
Cost of shares redeemed	(4,288,341)	(24,543,604)

Total Class A Shares	(2,437,109)	(13,841,844)

Class C Shares
Proceeds from shares issued	3,834	148,478
Dividends reinvested	1,653	3,949
Cost of shares redeemed	(194,359)	(515,836)

Total Class C Shares	(188,872)	(363,409)

Class R Shares
Proceeds from shares issued	38,693	331,726
Dividends reinvested	1,539	2,625
Cost of shares redeemed	(135,337)	(201,641)

Total Class R Shares	(95,105)	132,710

Statements of Changes in Net Assets (Continued)

	Nationwide Government Bond Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$1,498,175	$4,069,097
Dividends reinvested	258,134	545,164
Cost of shares redeemed	(5,200,575)	(11,160,952)

Total Institutional Service Class Shares	(3,444,266)	(6,546,691)

Change in net assets from capital transactions	$(6,165,352)	$(20,619,234)

SHARE TRANSACTIONS:
Class A Shares
Issued	176,143	1,005,412
Reinvested	10,916	26,529
Redeemed	(432,007)	(2,403,496)

Total Class A Shares	(244,948)	(1,371,555)

Class C Shares
Issued	386	14,465
Reinvested	168	386
Redeemed	(19,662)	(50,541)

Total Class C Shares	(19,108)	(35,690)

Class R Shares
Issued	3,895	32,437
Reinvested	155	256
Redeemed	(13,705)	(19,681)

Total Class R Shares	(9,655)	13,012

Institutional Service Class Shares
Issued	151,569	396,537
Reinvested	26,057	53,146
Redeemed	(524,677)	(1,084,991)

Total Institutional Service Class Shares	(347,051)	(635,308)

Total change in shares	(620,762)	(2,029,541)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Government Bond Fund

		Operations			Distributions								Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.23	0.07	(0.29)	(0.22)	(0.08)	–	–	(0.08)	–	$9.93	(2.13%	)	$12,690,824	1.06%	1.46%	1.32%	9.51%
Year Ended October 31, 2016	$10.14	0.12	0.11	0.23	(0.13)	–	(0.01)	(0.14)	–	$10.23	2.24%		$15,579,255	1.09%	1.18%	1.22%	29.87%
Year Ended October 31, 2015	$10.19	0.12	(0.03)	0.09	(0.14)	–	–	(0.14)	–	$10.14	0.85%		$29,360,368	1.14%	1.21%	1.15%	27.70%
Year Ended October 31, 2014	$10.10	0.11	0.10	0.21	(0.12)	–	–	(0.12)	–	$10.19	2.11%		$26,793,242	1.14%	1.06%	1.17%	54.32%
Year Ended October 31, 2013	$10.74	0.05	(0.31)	(0.26)	(0.09)	(0.29)	–	(0.38)	–	$10.10	(2.54%	)	$31,478,682	1.15%	0.53%	1.16%	156.00%
Year Ended October 31, 2012	$10.78	0.16	0.29	0.45	(0.21)	(0.28)	–	(0.49)	–	$10.74	4.32%		$48,503,301	1.11%	1.53%	1.11%	81.08%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.22	0.04	(0.30)	(0.26)	(0.04)	–	–	(0.04)	–	$9.92	(2.46%	)	$428,836	1.74%	0.79%	2.00%	9.51%
Year Ended October 31, 2016	$10.14	0.05	0.09	0.14	(0.06)	–	–	(0.06)	–	$10.22	1.46%		$637,095	1.78%	0.51%	1.91%	29.87%
Year Ended October 31, 2015	$10.19	0.06	(0.04)	0.02	(0.07)	–	–	(0.07)	–	$10.14	0.18%		$993,706	1.82%	0.54%	1.84%	27.70%
Year Ended October 31, 2014	$10.10	0.04	0.10	0.14	(0.05)	–	–	(0.05)	–	$10.19	1.43%		$996,981	1.82%	0.38%	1.85%	54.32%
Year Ended October 31, 2013	$10.74	(0.01)	(0.31)	(0.32)	(0.03)	(0.29)	–	(0.32)	–	$10.10	(3.13%	)	$1,408,921	1.78%	(0.10)%	1.80%	156.00%
Year Ended October 31, 2012	$10.78	0.10	0.28	0.38	(0.14)	(0.28)	–	(0.42)	–	$10.74	3.67%		$2,031,828	1.74%	0.90%	1.74%	81.08%

Class R Shares (g)
Six Months Ended April 30, 2017 (Unaudited)	$10.23	0.05	(0.29)	(0.24)	(0.06)	–	–	(0.06)	–	$9.93	(2.32%	)	$545,857	1.45%	1.07%	1.71%	9.51%
Year Ended October 31, 2016	$10.15	0.08	0.09	0.17	(0.09)	–	–	(0.09)	–	$10.23	1.75%		$661,181	1.47%	0.81%	1.61%	29.87%
Year Ended October 31, 2015	$10.20	0.09	(0.04)	0.05	(0.10)	–	–	(0.10)	–	$10.15	0.47%		$523,688	1.51%	0.83%	1.53%	27.70%
Year Ended October 31, 2014	$10.11	0.07	0.10	0.17	(0.08)	–	–	(0.08)	–	$10.20	1.71%		$653,178	1.53%	0.68%	1.56%	54.32%
Year Ended October 31, 2013	$10.75	0.02	(0.31)	(0.29)	(0.06)	(0.29)	–	(0.35)	–	$10.11	(2.84%	)	$802,424	1.46%	0.21%	1.47%	156.00%
Year Ended October 31, 2012	$10.79	0.14	0.29	0.43	(0.19)	(0.28)	–	(0.47)	–	$10.75	4.12%		$1,461,777	1.29%	1.34%	1.29%	81.08%

Institutional Service Class Shares (h)
Six Months Ended April 30, 2017 (Unaudited)	$10.23	0.09	(0.30)	(0.21)	(0.09)	–	–	(0.09)	–	$9.93	(2.00%	)	$28,331,957	0.78%	1.74%	1.04%	9.51%
Year Ended October 31, 2016	$10.15	0.15	0.10	0.25	(0.16)	–	(0.01)	(0.17)	–	$10.23	2.44%		$32,737,623	0.81%	1.48%	0.94%	29.87%
Year Ended October 31, 2015	$10.19	0.15	(0.02)	0.13	(0.17)	–	–	(0.17)	–	$10.15	1.24%		$38,910,834	0.85%	1.50%	0.87%	27.70%
Year Ended October 31, 2014	$10.10	0.14	0.10	0.24	(0.15)	–	–	(0.15)	–	$10.19	2.39%		$43,741,988	0.87%	1.35%	0.89%	54.32%
Year Ended October 31, 2013	$10.75	0.08	(0.32)	(0.24)	(0.12)	(0.29)	–	(0.41)	–	$10.10	(2.35%	)	$49,450,167	0.87%	0.82%	0.88%	156.00%
Year Ended October 31, 2012	$10.78	0.19	0.30	0.49	(0.24)	(0.28)	–	(0.52)	–	$10.75	4.70%		$68,699,937	0.83%	1.81%	0.83%	81.08%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective August 1, 2012, Class D Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide Government Money Market Fund

Asset Allocation†

U.S. Government Agency Securities	48.4%
Repurchase Agreements	45.5%
U.S. Treasury Obligations	6.3%
Investment Companies	0.3%
Liabilities in excess of other assets	(0.5)%
100.0%

Top Holdings††

U.S. Treasury Notes, 1.88%, 08/31/17	5.0%
FHLB, 0.79%, 06/29/17	4.3%
FHLB, 0.94%, 10/10/17	2.3%
FHLB, 0.85%, 01/24/18	2.3%
FHLB, 0.81%, 06/26/17	2.3%
FHLB, 0.79%, 07/06/17	2.1%
FHLB, 0.83%, 06/19/17	2.0%
FHLMC, 1.00%, 07/28/17	1.7%
FHLB, 0.82%, 01/17/18	1.6%
FHLB, 0.82%, 06/23/17	1.5%
Other Holdings*	74.9%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Percentages indicated are based upon total investments as of April 30, 2017.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

Shareholder Expense Example	Nationwide Government Money Market Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Government Money Market Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class R6 Shares (a)	Actual	(b)	1,000.00	1,000.60	2.33	0.47
	Hypothetical	(b)(c)	1,000.00	1,022.46	2.36	0.47
Investor Shares (d)	Actual	(b)	1,000.00	1,000.30	2.68	0.54
	Hypothetical	(b)(c)	1,000.00	1,022.12	2.71	0.54
Service Class Shares	Actual	(b)	1,000.00	1,000.10	2.88	0.58
	Hypothetical	(b)(c)	1,000.00	1,021.92	2.91	0.58

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

(d)	Effective September 30, 2016, Prime Shares were renamed Investor Shares.

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Government Money Market Fund

U.S. Government Agency Securities 48.4%

	Principal Amount	Market Value

FFCB 1.00%, 09/20/17 (a)	$5,000,000	$5,000,000
0.71%, 10/20/17	2,500,000	2,499,272
0.82%, 12/12/17	4,100,000	4,096,544
1.04%, 04/16/18 (a)	250,000	250,456
1.01%, 09/14/18 (a)	5,000,000	4,999,309
1.05%, 09/21/18 (a)	5,500,000	5,500,000
1.08%, 10/03/18 (a)	900,000	900,327
1.05%, 10/22/18 (a)	500,000	501,084
0.86%, 10/25/18 (a)	3,000,000	3,000,000
0.95%, 02/21/19 (a)	600,000	599,980
1.13%, 03/01/19 (a)	1,500,000	1,505,320
0.95%, 03/13/19 (a)	2,000,000	1,999,925
0.95%, 03/15/19 (a)	750,000	749,982
1.00%, 05/01/19 (a)	3,250,000	3,249,804
FFCB Discount Notes 0.56%, 05/17/17	1,000,000	999,751
0.69%, 10/04/17	1,000,000	997,010
FHLB 0.55%, 05/05/17	2,500,000	2,499,847
0.56%, 05/17/17	1,000,000	999,752
0.63%, 05/30/17	915,000	914,975
0.78%, 06/12/17	8,000,000	7,992,720
0.81%, 06/15/17 (a)	8,000,000	8,000,000
0.61%, 06/19/17	650,000	649,460
0.83%, 06/19/17 (a)	14,000,000	14,000,000
0.59%, 06/20/17	3,500,000	3,497,132
0.82%, 06/23/17 (a)	10,500,000	10,500,000
0.81%, 06/26/17 (a)	16,000,000	16,000,000
0.79%, 06/29/17 (a)	30,000,000	30,000,000
0.79%, 07/06/17 (a)	15,000,000	15,000,000
0.81%, 07/06/17	2,500,000	2,496,288
0.82%, 07/07/17	2,000,000	1,996,966
0.75%, 07/19/17 (a)	8,000,000	8,000,000
1.03%, 08/21/17 (a)	3,000,000	3,002,182
0.78%, 08/25/17 (a)	2,000,000	2,000,000
0.75%, 08/28/17	1,000,000	999,695
0.80%, 08/28/17 (a)	9,000,000	9,000,000
1.02%, 09/05/17 (a)	3,000,000	3,000,536
0.92%, 10/03/17	8,000,000	7,968,311
0.94%, 10/10/17 (a)	16,000,000	16,004,436
0.95%, 10/11/17	2,500,000	2,489,303
0.99%, 10/30/17	8,000,000	7,960,365
1.01%, 12/07/17	3,000,000	2,981,667
1.06%, 12/07/17 (a)	8,000,000	8,001,745
1.13%, 12/08/17	1,500,000	1,502,216
1.00%, 12/19/17	750,000	750,631
0.82%, 01/17/18 (a)	11,250,000	11,250,000
0.85%, 01/24/18 (a)	16,000,000	16,000,000
0.80%, 01/25/18 (a)	1,750,000	1,750,000
0.90%, 01/26/18	1,000,000	998,031
1.14%, 02/12/18	300,000	299,895
0.85%, 02/23/18 (a)	3,200,000	3,200,000
0.85%, 04/06/18 (a)	2,500,000	2,500,000

U.S. Government Agency Securities (continued)

	Principal Amount	Market Value

FHLB (continued)
0.85%, 04/06/18 (a)	$1,000,000	$999,717
0.87%, 04/16/18 (a)	2,000,000	2,000,000
0.87%, 04/17/18 (a)	3,000,000	3,000,000
0.91%, 05/08/18 (a)	2,000,000	1,999,898
0.95%, 01/23/19 (a)	500,000	500,168
0.95%, 01/25/19 (a)	2,400,000	2,400,000
0.94%, 02/01/19 (a)	1,500,000	1,499,912
0.94%, 02/07/19 (a)	350,000	350,000
0.94%, 03/06/19 (a)	4,000,000	3,999,398
FHLMC 1.25%, 05/12/17	6,184,000	6,185,267
0.72%, 05/26/17	1,500,000	1,500,119
0.75%, 07/14/17	2,850,000	2,850,134
1.00%, 07/28/17	12,000,000	12,008,129
1.00%, 09/29/17	2,992,000	2,992,740
0.75%, 10/27/17	7,700,000	7,695,888
5.13%, 11/17/17	3,000,000	3,069,575
1.00%, 12/15/17	350,000	350,174
1.13%, 01/08/18 (a)	8,000,000	8,000,000
0.91%, 07/25/18 (a)	2,800,000	2,800,000
FNMA 2.20%, 10/27/17	300,000	301,720
0.88%, 12/20/17	6,500,000	6,498,574
1.13%, 01/11/18 (a)	5,000,000	5,000,000
1.10%, 03/21/18 (a)	745,000	746,620
Tennessee Valley Authority, 6.25%, 12/15/17	1,000,000	1,032,053

Total U.S. Government Agency Securities (cost $338,835,003)		338,835,003

U.S. Treasury Obligations 6.3%
U.S. Treasury Bill, 0.73%, 08/31/17	2,500,000	2,493,858
U.S. Treasury Notes 1.88%, 08/31/17	35,200,000	35,341,769
2.25%, 11/30/17	5,500,000	5,545,400
0.88%, 01/31/18	500,000	500,029
2.63%, 01/31/18	550,000	557,254

Total U.S. Treasury Obligations (cost $44,438,310)		44,438,310

Investment Companies 0.3%

	Shares

Asset Management 0.3%
Federated Government Obligations Fund, Premier Shares, 0.68% (b)	1,000,000	1,000,000

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Government Money Market Fund (Continued)

Investment Companies (continued)

	Shares	Market Value

Asset Management (continued)
Federated Treasury Obligations Fund, Institutional Shares, 0.60% (b)	1,000,000	$1,000,000

Total Investment Companies (cost $2,000,000)		2,000,000

Repurchase Agreements 45.5%

	Principal Amount

ABN AMRO Bank NV, 0.83%, dated 04/28/17, due 05/01/17, repurchase price $50, 003, 458, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.88% - 4.50%, maturing 02/28/19 - 12/20/43; total market value $51,003,575. (c)	$50,000,000	50,000,000
ING Financial Markets LLC, 0.82%, dated 04/28/17, due 05/01/17, repurchase price $74,055,060, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 4.00%, maturing 07/25/39 - 04/25/43; total market value $76,271,974. (c)	74,050,000	74,050,000
Natixis Financial Products LLC, 0.79%, dated 04/28/17, due 05/04/17, repurchase price $25,003,292, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.88%, maturing 06/30/18 - 05/15/46; total market value $25,503,920. (c)	25,000,000	25,000,000
Natixis Financial Products LLC, 0.83%, dated 04/28/17, due 05/01/17, repurchase price $25,001,729, collateralized by U.S. Government Agency and Treasury Securities, ranging from 1.34% - 6.75%, maturing 08/15/18 - 12/16/58; total market value $25,556,115. (c)	25,000,000	25,000,000
RBS Securities, Inc., 0.79%, dated 04/28/17, due 05/04/17, repurchase price $75,009,875, collateralized by U.S. Government Treasury Securities, ranging from 0.63% - 3.75%, maturing 04/15/18 - 11/15/43; total market value $76,502,151. (c)	75,000,000	75,000,000

Repurchase Agreements (continued)

	Principal Amount	Market Value

Wells Fargo Securities LLC, 0.83%, dated 04/28/17, due 05/01/17, repurchase price $70,004,842, collateralized by U.S. Government Agency Securities, ranging from 1.05% - 7.50%, maturing 06/25/17 - 07/25/48; total market value $72,104,987. (c)	$70,000,000	$70,000,000

Total Repurchase Agreements (cost $319,050,000)		319,050,000

Total Investments (cost $704,323,313) (d) — 100.5%		704,323,313

Liabilities in excess of other assets — (0.5)%		(3,827,802)

NET ASSETS — 100.0%		$700,495,511

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2017. The maturity date represents the actual maturity date.

(b)	Represents 7-day effective yield as of April 30, 2017.

(c)	Please refer to Note 2(g) for additional information on the joint repurchase agreement.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

FFCB	Federal Farm Credit Bank

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

LLC	Limited Liability Company

NV	Public Traded Company

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Government Money Market Fund
Assets:
Investments, at value (cost $385,273,313)	$385,273,313
Repurchase agreements, at value (cost $319,050,000)	319,050,000

Total Investments, at value (total cost $704,323,313)	704,323,313

Cash	63,920
Interest and dividends receivable	577,677
Receivable for capital shares issued	322,207
Prepaid expenses	41,548

Total Assets	705,328,665

Liabilities:
Payable for investments purchased	3,249,804
Distributions payable	553
Payable for capital shares redeemed	1,181,086
Accrued expenses and other payables:
Investment advisory fees	174,982
Fund administration fees	35,951
Distribution fees	342
Administrative servicing fees	59,273
Accounting and transfer agent fees	52,926
Trustee fees	2,158
Custodian fees	11,891
Compliance program costs (Note 3)	407
Professional fees	13,868
Printing fees	42,907
Other	7,006

Total Liabilities	4,833,154

Net Assets	$700,495,511

Represented by:
Capital	$700,495,241
Accumulated net realized gains from investments	270

Net Assets	$700,495,511

Net Assets:
Class R6 Shares	$346,811,957
Investor Shares	350,965,572
Service Class Shares	2,717,982

Total	$700,495,511

Shares Outstanding (unlimited number of shares authorized):
Class R6 Shares	346,812,627
Investor Shares	350,964,871
Service Class Shares	2,717,985

Total	700,495,483

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Government Money Market Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class R6 Shares	$1.00
Investor Shares	$1.00
Service Class Shares	$1.00

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Government Money Market Fund
INVESTMENT INCOME:
Interest income	$2,097,007
Dividend income	112,768

Total Income	2,209,775

EXPENSES:
Investment advisory fees	1,368,028
Fund administration fees	126,372
Distribution fees Service Class	2,071
Administrative servicing fees Investor(a)	273,664
Administrative servicing fees Service Class	2,071
Registration and filing fees	26,672
Professional fees	25,652
Printing fees	50,577
Trustee fees	10,879
Custodian fees	12,239
Accounting and transfer agent fees	221,035
Compliance program costs (Note 3)	1,673
Other	11,458

Total expenses before earnings credit and fees waived	2,132,391

Earnings credit (Note 4)	(2,040)
Distribution fees waived — Service Class (Note 3)	(647)
Distribution fees voluntarily waived — Service Class (Note 3)	(1,424)
Investment advisory fees voluntarily waived (Note 3)	(104,591)
Administrative servicing fees voluntarily waived — Investor (Note 3) (a)	(136,471)
Administrative servicing fees voluntarily waived — Service Class (Note 3)	(465)

Net Expenses	1,886,753

NET INVESTMENT INCOME	323,022

REALIZED/UNREALIZED GAINS FROM INVESTMENTS:
Net realized gains from investment transactions	270

Net realized/unrealized gains from affiliated and non-affiliated investments	270

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$323,292

(a)	Effective September 30, 2016, Prime Shares were renamed Investor Shares.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide Government Money Market Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$323,022	$195,783
Net realized gains from investments	270	16,068

Change in net assets resulting from operations	323,292	211,851

Distributions to Shareholders From:
Net investment income:
Class R6 (a)	(230,385)	(195,964)
Investor (b)	(92,454)	–
Service Class	(183)	–
Net realized gains:
Class R6 (a)	–	(13,620)
Investor (b)	–	(10,436)
Service Class	–	(84)

Change in net assets from shareholder distributions	(323,022)	(220,104)

Change in net assets from capital transactions	(84,370,395)	(203,233,639)

Change in net assets	(84,370,125)	(203,241,892)

Net Assets:
Beginning of period	784,865,636	988,107,528

End of period	$700,495,511	$784,865,636

CAPITAL TRANSACTIONS:
Class R6 Shares (a)
Proceeds from shares issued	$55,361,108	$115,816,637
Dividends reinvested	230,378	209,573
Cost of shares redeemed	(115,203,177)	(253,347,170)

Total Class R6 Shares	(59,611,691)	(137,320,960)

Investor Shares (b)
Proceeds from shares issued	63,646,606	179,153,198
Dividends reinvested	91,340	10,429
Cost of shares redeemed	(88,514,991)	(244,680,190)

Total Investor Shares	(24,777,045)	(65,516,563)

Service Class Shares
Proceeds from shares issued	345,117	759,887
Dividends reinvested	183	84
Cost of shares redeemed	(326,959)	(1,156,087)

Total Service Class Shares	18,341	(396,116)

Change in net assets from capital transactions	$(84,370,395)	$(203,233,639)

Statements of Changes in Net Assets (Continued)

	Nationwide Government Money Market Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
SHARE TRANSACTIONS:
Class R6 Shares (a)
Issued	55,361,108	115,816,637
Reinvested	230,378	209,573
Redeemed	(115,203,177)	(253,347,170)

Total Class R6 Shares	(59,611,691)	(137,320,960)

Investor Shares (b)
Issued	63,646,373	179,153,198
Reinvested	91,795	10,429
Redeemed	(88,514,991)	(244,680,190)

Total Investor Shares	(24,776,823)	(65,516,563)

Service Class Shares
Issued	345,117	759,887
Reinvested	183	84
Redeemed	(326,959)	(1,156,087)

Total Service Class Shares	18,341	(396,116)

Total change in shares	(84,370,173)	(203,233,639)

Amount designated as “–” is zero or has been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(b)	Effective September 30, 2016, Prime Shares were renamed Investor Shares.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Government Money Market Fund

		Operations				Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains from Investments	Total from Operations		Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)
Class R6 Shares (e)
Six Months Ended April 30, 2017 (Unaudited)	$1.00	–	–	–		–	–	–	$1.00	0.06%		$346,811,957	0.47%	0.12%	0.50%
Year Ended October 31, 2016	$1.00	–	–	–		–	–	–	$1.00	0.04%		$406,423,512	0.47%	0.04%	0.51%
Year Ended October 31, 2015	$1.00	–	–	–	(f)	–	–	–	$1.00	–	(f)	$543,749,831	0.23%	–	0.50%
Year Ended October 31, 2014	$1.00	–	–	–		–	–	–	$1.00	–		$676,093,457	0.18%	–	0.48%
Year Ended October 31, 2013	$1.00	–	–	–		–	–	–	$1.00	–		$756,427,752	0.23%	–	0.48%
Year Ended October 31, 2012	$1.00	–	–	–		–	–	–	$1.00	–		$987,444,505	0.30%	–	0.47%

Investor Shares (g)
Six Months Ended April 30, 2017 (Unaudited)	$1.00	–	–	–		–	–	–	$1.00	0.03%		$350,965,572	0.54%	0.05%	0.65%
Year Ended October 31, 2016	$1.00	–	–	–		–	–	–	$1.00	–		$375,742,483	0.51%	–	0.66%
Year Ended October 31, 2015	$1.00	–	–	–	(f)	–	–	–	$1.00	–	(f)	$441,261,912	0.23%	–	0.65%
Year Ended October 31, 2014	$1.00	–	–	–		–	–	–	$1.00	–		$501,801,083	0.18%	–	0.63%
Year Ended October 31, 2013	$1.00	–	–	–		–	–	–	$1.00	–		$478,966,485	0.23%	–	0.63%
Year Ended October 31, 2012	$1.00	–	–	–		–	–	–	$1.00	–		$501,569,163	0.30%	–	0.61%

Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$1.00	–	–	–		–	–	–	$1.00	0.01%		$2,717,982	0.59%	0.01%	0.80%
Year Ended October 31, 2016	$1.00	–	–	–		–	–	–	$1.00	–		$2,699,641	0.51%	–	0.83%
Year Ended October 31, 2015	$1.00	–	–	–	(f)	–	–	–	$1.00	–	(f)	$3,095,785	0.23%	–	0.90%
Year Ended October 31, 2014	$1.00	–	–	–		–	–	–	$1.00	–		$3,448,070	0.18%	–	0.88%
Year Ended October 31, 2013	$1.00	–	–	–		–	–	–	$1.00	–		$3,946,913	0.23%	–	0.88%
Year Ended October 31, 2012	$1.00	–	–	–		–	–	–	$1.00	–		$4,005,510	0.30%	–	0.87%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(f)	Includes payment by affiliate which is less than $0.005 per share. The effect of such payment did not affect the amount shown as total return for the period (Note 3).
(g)	Effective September 30, 2016, Prime Shares were renamed Investor Shares.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide HighMark Bond Fund

Asset Allocation†

Corporate Bonds	41.7%
Mortgage-Backed Securities	24.1%
U.S. Treasury Obligations	18.7%
Asset-Backed Securities	7.8%
Municipal Bonds	4.4%
Commercial Mortgage-Backed Securities	0.6%
Collateralized Mortgage Obligations	0.5%
Foreign Government Security	0.3%
Other assets in excess of liabilities	1.9%
100.0%

Top Industries††

Banks	10.6%
Oil, Gas & Consumable Fuels	5.7%
Automobiles	3.3%
Diversified Telecommunication Services	2.8%
Food & Staples Retailing	2.3%
Pharmaceuticals	2.0%
Energy Equipment & Services	1.8%
Paper & Forest Products	1.8%
Capital Markets	1.8%
Technology Hardware, Storage & Peripherals	1.5%
Other Industries	66.4%
100.0%

Top Holdings††

U.S. Treasury Notes, 2.13%, 08/15/21	3.9%
U.S. Treasury Notes, 1.88%, 01/31/22	2.8%
FNMA Pool, 3.00%, 02/01/32	2.8%
U.S. Treasury Notes, 2.38%, 12/31/20	2.8%
U.S. Treasury Bonds, 4.75%, 02/15/37	2.7%
FHLMC Gold Pool, 3.00%, 06/01/29	2.5%
FNMA Pool, 3.00%, 06/01/43	2.3%
FNMA Pool, 3.00%, 05/01/30	2.1%
FNMA Pool, 3.00%, 09/01/43	1.8%
Georgia-Pacific LLC, 8.00%, 01/15/24	1.8%
Other Holdings	74.5%
100.0%

Shareholder Expense Example	Nationwide HighMark Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide HighMark Bond Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	993.80	4.45	0.90
	Hypothetical	(a)(b)	1,000.00	1,020.33	4.51	0.90
Class C Shares	Actual	(a)	1,000.00	991.60	6.67	1.35
	Hypothetical	(a)(b)	1,000.00	1,018.10	6.76	1.35
Class R6 Shares(c)	Actual	(a)	1,000.00	996.70	2.48	0.50
	Hypothetical	(a)(b)	1,000.00	1,022.32	2.51	0.50
Institutional Service Class Shares	Actual	(a)	1,000.00	994.60	3.71	0.75
	Hypothetical	(a)(b)	1,000.00	1,021.08	3.76	0.75

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide HighMark Bond Fund

Asset-Backed Securities 7.8%

	Principal Amount	Market Value

Airlines 1.0%
Continental Airlines Pass-Through Trust, Series 2010-1, Class A, 4.75%, 01/12/21	$1,952,063	$2,064,306
Delta Air Lines Pass-Through Trust, Series 2011-1 5.30%, 04/15/19	1,600,033	1,691,235
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 08/15/25	877,240	920,005

		4,675,546

Automobiles 1.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 2.80%, 05/20/18 (a)	778,333	778,986
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05%, 03/20/20 (a)	678,640	678,073
Toyota Auto Receivables Owner Trust, Series 2016-D, Class A3, 1.23%, 10/15/20	4,600,000	4,568,925

		6,025,984

Consumer Finance 1.5%
Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 01/23/23	7,000,000	7,215,110

Credit Card 1.7%
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43%, 06/15/20	8,000,000	8,003,926

Diversified Financial Services 1.9%
Ally Auto Receivables Trust, Series 2015-2, Class A3, 1.49%, 11/15/19	4,962,579	4,963,399
Ford Credit Auto Owner Trust, Series 2015-C, Class A3, 1.41%, 02/15/20	4,175,000	4,175,852

		9,139,251

Other 0.4%
AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A1, 0.88%, 12/01/18	674,119	673,636
CAL Funding II Ltd., Series 2012-1A, Class A, 3.47%, 10/25/27 (a)	1,100,000	1,097,441

		1,771,077

Total Asset-Backed Securities (cost $36,636,433)		36,830,894

Collateralized Mortgage Obligations 0.5%

	Principal Amount	Market Value

FHLMC REMICS, Series 1666, Class J, 6.25%, 01/15/24	$402,814	$436,985
RFMSI Trust, Series 2004-S3, Class A1, 4.75%, 03/25/19	112,712	112,467
Sequoia Mortgage Trust
Series 2012-1, Class 2A1, 3.47%, 01/25/42 (b)	193,034	197,491
Series 2013-1, Class 1A1, 1.45%, 02/25/43 (b)	1,246,524	1,214,899
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 3.00%, 12/25/33 (b)	269,957	270,649

Total Collateralized Mortgage Obligations (cost $2,223,793)		2,232,491

Commercial Mortgage-Backed Securities 0.6%
COMM Mortgage Trust, Series 2013-CR8, Class A1, 1.02%, 06/10/46	1,222,328	1,218,735
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A1, 1.27%, 04/15/47	485,328	484,730
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A1, 1.28%, 05/15/47	1,172,058	1,167,924

Total Commercial Mortgage-Backed Securities (cost $2,878,990)		2,871,389

Corporate Bonds 41.7%
Automobiles 3.2%
Daimler Finance North America LLC, 1.75%, 10/30/19 (a)	3,750,000	3,714,536
Ford Motor Co., 7.45%, 07/16/31	5,100,000	6,433,171
General Motors Co., 3.50%, 10/02/18	5,000,000	5,097,515

		15,245,222

Banks 10.5%
Bank of America Corp., 4.00%, 04/01/24	6,500,000	6,772,363
Bank of Nova Scotia (The), 2.70%, 03/07/22	3,750,000	3,779,539
Capital One Bank USA NA, 3.38%, 02/15/23	6,500,000	6,544,609
Citigroup, Inc., 3.20%, 10/21/26	7,500,000	7,248,105
Cooperatieve Rabobank UA, 1.38%, 08/09/19	3,250,000	3,208,809

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
First Republic Bank, 2.38%, 06/17/19	$2,850,000	$2,856,501
JPMorgan Chase & Co., 3.20%, 01/25/23	7,500,000	7,620,397
KeyBank NA, 2.25%, 03/16/20	2,000,000	2,011,230
Royal Bank of Scotland Group plc, 3.88%, 09/12/23	2,250,000	2,253,605
Wells Fargo & Co., 3.00%, 10/23/26	7,500,000	7,231,853

		49,527,011

Beverages 1.2%
Anheuser-Busch InBev Finance, Inc., 3.65%, 02/01/26	5,500,000	5,604,670

Capital Markets 1.7%
Bank of New York Mellon Corp. (The),
2.05%, 05/03/21	3,550,000	3,512,839
2.60%, 02/07/22	2,100,000	2,113,660
Brookfield Finance LLC, 4.00%, 04/01/24	2,350,000	2,410,318
Lehman Brothers Holdings, Inc., 5.63%, 01/24/13	4,000,000	218,000

		8,254,817

Chemicals 0.7%
Dow Chemical Co. (The), 4.38%, 11/15/42	3,500,000	3,515,669

Diversified Telecommunication Services 2.8%
AT&T, Inc.,
4.45%, 04/01/24	3,000,000	3,157,620
4.13%, 02/17/26	3,850,000	3,922,853
Verizon Communications, Inc., 4.13%, 03/16/27	2,400,000	2,454,113
5.25%, 03/16/37	3,550,000	3,677,896

		13,212,482

Energy Equipment & Services 1.8%
Ensco plc,
4.50%, 10/01/24	3,345,000	2,759,625
Halliburton Co.,
3.80%, 11/15/25	5,500,000	5,656,657

		8,416,282

Equity Real Estate Investment Trusts (REITs) 1.1%
Boston Properties LP,
4.13%, 05/15/21	5,000,000	5,288,355

Food & Staples Retailing 2.2%
CVS Health Corp.,
2.75%, 12/01/22	5,000,000	5,003,730

Corporate Bonds (continued)

	Principal Amount	Market Value

Food & Staples Retailing (continued)
Walgreen Co.,
3.10%, 09/15/22	$5,500,000	$5,587,521

		10,591,251

Health Care Providers & Services 0.7%
Quest Diagnostics, Inc.,
3.50%, 03/30/25	3,500,000	3,492,577

Insurance 0.6%
American International Group, Inc.,
2.30%, 07/16/19	3,000,000	3,012,441

Media 1.4%
21st Century Fox America, Inc.,
7.75%, 02/01/24	1,000,000	1,224,584
TCI Communications, Inc.,
7.13%, 02/15/28	125,000	164,497
Time Warner Cable LLC,
8.25%, 04/01/19	2,000,000	2,221,072
Time Warner Entertainment Co. LP,
8.38%, 03/15/23	2,500,000	3,142,263

		6,752,416

Metals & Mining 0.7%
BHP Billiton Finance USA Ltd.,
6.75%, 10/19/75 (a)(b)	2,700,000	3,057,750

Multiline Retail 1.1%
Macy’s Retail Holdings, Inc.,
4.38%, 09/01/23	5,000,000	5,014,545

Oil, Gas & Consumable Fuels 5.6%
BP Capital Markets plc,
3.59%, 04/14/27	4,400,000	4,502,555
Canadian Oil Sands Ltd.,
7.75%, 05/15/19 (a)	3,500,000	3,825,346
Cimarex Energy Co.,
5.88%, 05/01/22	2,260,000	2,330,625
Enbridge Energy Partners LP,
4.38%, 10/15/20	2,750,000	2,900,046
Kinder Morgan, Inc.,
7.80%, 08/01/31	5,500,000	6,990,923
Petro-Canada,
6.80%, 05/15/38	1,400,000	1,824,042
Transcontinental Gas Pipe Line Co. LLC,
6.05%, 06/15/18	2,500,000	2,609,425
Williams Partners LP,
4.88%, 05/15/23	1,350,000	1,390,500

		26,373,462

Paper & Forest Products 1.8%
Georgia-Pacific LLC,
8.00%, 01/15/24	6,500,000	8,361,581

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Pharmaceuticals 1.9%
Johnson & Johnson,
3.63%, 03/03/37	$6,650,000	$6,710,069
Shire Acquisitions Investments Ireland DAC,
2.88%, 09/23/23	2,500,000	2,451,185

		9,161,254

Technology Hardware, Storage & Peripherals 1.5%
Hewlett Packard Enterprise Co.,
2.85%, 10/05/18	4,000,000	4,046,276
HP, Inc.,
4.38%, 09/15/21	2,750,000	2,926,553

		6,972,829

Trading Companies & Distributors 1.2%
Air Lease Corp.,
2.63%, 09/04/18	2,400,000	2,417,887
United Rentals North America, Inc.,
4.63%, 07/15/23	3,200,000	3,321,760

		5,739,647

Total Corporate Bonds (cost $197,234,687)		197,594,261

Foreign Government Security 0.3%
CANADA 0.3%
Province of Saskatchewan Canada,
9.38%, 12/15/20	1,000,000	1,244,138

Total Foreign Government Security (cost $1,015,149)		1,244,138

Mortgage-Backed Securities 24.1%
FHLMC Gold Pool
Pool# G11401 6.00%, 09/01/17	6,534	6,561
Pool# E01252 6.00%, 11/01/17	5,202	5,231
Pool# B14038 4.50%, 05/01/19	42,102	43,252
Pool# B15759 4.50%, 07/01/19	189,466	195,689
Pool# G11678 4.50%, 04/01/20	26,898	27,745
Pool# G11769 5.00%, 10/01/20	56,303	58,457
Pool# G13201 4.50%, 07/01/23	236,169	251,055
Pool# J15482 4.00%, 05/01/26	770,113	810,198
Pool# J20465 2.50%, 09/01/27	2,960,669	3,010,874

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FHLMC Gold Pool (continued)
Pool# J23807 3.00%, 05/01/28	$3,036,573	$3,131,317
Pool# V60563 3.00%, 06/01/29	11,299,005	11,657,386
Pool# V60796 2.50%, 05/01/30	3,916,742	3,946,859
Pool# G07924 3.50%, 01/01/45	6,241,895	6,452,647
FHLMC Non Gold Pool
Pool# 848191 2.83%, 12/01/34 (b)	783,205	824,496
Pool# 848134 3.05%, 06/01/39 (b)	169,477	180,423
FNMA Pool Pool# 555170 6.00%, 11/01/17	907	908
Pool# 254546 5.50%, 12/01/17	22,749	22,916
Pool# 555872 5.00%, 11/01/18	12,765	13,111
Pool# 735521 5.50%, 03/01/20	383,253	394,530
Pool# 292234 8.00%, 08/01/24	1,125	1,129
Pool# 931892 4.50%, 09/01/24	645,607	683,128
Pool# 293495 8.00%, 09/01/24	213	215
Pool# AD6156 4.00%, 05/01/25	169,244	175,726
Pool# 303300 8.50%, 05/01/25	5,935	6,605
Pool# AE3066 3.50%, 09/01/25	1,340,852	1,402,465
Pool# AE0552 5.00%, 09/01/25	668,623	714,189
Pool# AE5487 3.50%, 10/01/25	592,463	619,690
Pool# 342718 6.50%, 05/01/26	43,621	48,479
Pool# AJ4093 3.50%, 10/01/26	1,732,017	1,811,912
Pool# 250764 7.50%, 12/01/26	47,630	53,529
Pool# AB5710 2.50%, 07/01/27	3,272,298	3,322,331
Pool# AP9771 3.00%, 10/01/27	902,108	931,294
Pool# 251497 6.00%, 12/01/27	377	426
Pool# 402854 6.00%, 12/01/27	8,359	9,465

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# 415652 6.50%, 03/01/28	$4,205	$4,674
Pool# AT7857 2.50%, 06/01/28	5,428,477	5,509,889
Pool# 432037 6.00%, 07/01/28	59,997	67,936
Pool# 437979 6.00%, 08/01/28	12,333	13,965
Pool# 446099 6.00%, 10/01/28	8,611	9,751
Pool# 440738 6.00%, 12/01/28	62,629	71,393
Pool# 450653 6.00%, 12/01/28	67,590	76,534
Pool# 453865 6.00%, 12/01/28	42,239	47,828
Pool# 252212 6.50%, 01/01/29	116,230	132,889
Pool# 484939 6.50%, 06/01/29	11,122	12,360
Pool# 504076 6.50%, 06/01/29	50,690	57,811
Pool# 252570 6.50%, 07/01/29	51,290	58,573
Pool# 506638 6.50%, 08/01/29	20,557	22,846
Pool# AS4320 3.00%, 01/01/30	2,972,055	3,062,322
Pool# AS4929 2.50%, 05/01/30	4,451,108	4,493,261
Pool# AL6825 3.00%, 05/01/30	9,377,492	9,656,347
Pool# 535300 6.50%, 05/01/30	60,672	69,636
Pool# 539932 7.00%, 05/01/30	7,118	7,173
Pool# 524343 8.00%, 06/01/30	4,276	4,456
Pool# AL9867 3.00%, 02/01/32	12,507,608	12,878,391
Pool# AP6360 3.00%, 09/01/32	1,636,142	1,673,697
Pool# AL4052 3.50%, 08/01/33	1,949,749	2,039,550
Pool# 725027 5.00%, 11/01/33	839,130	922,769
Pool# 725205 5.00%, 03/01/34	282,146	309,304
Pool# 829431 3.24%, 01/01/36 (b)	1,532,437	1,606,765
Pool# AB8610 3.00%, 03/01/43	3,936,516	3,954,165
Pool# AL5080 3.00%, 06/01/43	10,774,940	10,823,211

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# AL8256 3.00%, 08/01/43	$6,873,466	$6,904,279
Pool# AL7259 3.00%, 09/01/43	8,439,844	8,476,352
GNMA I Pool
Pool# 348637 7.50%, 05/15/23	15,621	16,749
Pool# 354696 6.50%, 12/15/23	9,060	10,156
Pool# 369270 6.50%, 12/15/23	2,590	2,903
Pool# 359986 7.50%, 01/15/24	711	714
Pool# 362734 7.50%, 01/15/24	339	345
Pool# 368677 7.50%, 01/15/24	13,721	14,813
Pool# 371909 6.50%, 02/15/24	25,865	28,997
Pool# 392055 7.00%, 04/15/24	7,410	7,433
Pool# 442138 8.00%, 11/15/26	51,153	57,096
Pool# 439463 8.00%, 12/15/26	17,132	18,673
Pool# 399109 7.50%, 02/15/27	11,755	12,985
Pool# 435777 7.50%, 02/15/27	3,392	3,439
Pool# 445661 7.50%, 07/15/27	9,016	9,647
Pool# 443887 7.50%, 08/15/27	5,956	6,112
Pool# 450591 7.50%, 08/15/27	864	898
Pool# 453295 7.50%, 08/15/27	473	496
Pool# 455381 7.50%, 08/15/27	6,116	6,745
Pool# 446699 6.00%, 08/15/28	31,424	35,848
Pool# 460906 6.00%, 09/15/28	12,281	13,924
Pool# 482748 6.00%, 09/15/28	39,019	44,238
Pool# 476969 6.50%, 01/15/29	33,622	37,693
Pool# 781029 6.50%, 05/15/29	138,261	160,532
Pool# 503106 6.50%, 06/15/29	12,924	14,489

Total Mortgage-Backed Securities (cost $114,931,229)		114,287,290

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

Municipal Bonds 4.4%

	Principal Amount	Market Value

California 3.0%
California State, GO, 6.20%, 10/01/19	$4,000,000	$4,424,240
Los Angeles, Department of Water & Power, RB, Series D, 6.57%, 07/01/45	2,900,000	4,078,560
Metropolitan Water District of Southern California, RB, Series A, 6.95%, 07/01/40	5,000,000	5,674,400

		14,177,200

New Jersey 1.4%
New Jersey State Turnpike Authority, RB, Series A, 7.10%, 01/01/41	4,900,000	6,878,767

Total Municipal Bonds (cost $19,031,994)		21,055,967

U.S. Treasury Obligations 18.7%
U.S. Treasury Bonds
4.75%, 02/15/37	9,500,000	12,548,911
4.38%, 05/15/40	5,500,000	6,914,748
U.S. Treasury Notes
1.50%, 11/30/19	4,000,000	4,012,968
2.38%, 12/31/20	12,500,000	12,837,400
2.13%, 08/15/21	18,000,000	18,293,202
1.88%, 01/31/22	13,000,000	13,041,639
1.63%, 04/30/23	8,300,000	8,127,518
2.00%, 02/15/25	8,000,000	7,897,184
2.25%, 11/15/25	5,000,000	5,002,150

Total U.S. Treasury Obligations (cost $89,555,827)		88,675,720

Total Investments (cost $463,508,102) (c) — 98.1%		464,792,150

Other assets in excess of liabilities — 1.9%		8,767,472

NET ASSETS — 100.0%		$473,559,622

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2017 was $13,152,132 which represents 2.78% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2017. The maturity date represents the actual maturity date.

(c)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

plc	Public Limited Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide HighMark Bond Fund
Assets:
Investments, at value (cost $463,508,102)	$464,792,150
Cash	5,845,504
Interest receivable	3,068,582
Receivable for investments sold	11,449
Receivable for capital shares issued	528,733
Prepaid expenses	37,621

Total Assets	474,284,039

Liabilities:
Distributions payable	224,612
Payable for capital shares redeemed	161,399
Accrued expenses and other payables:
Investment advisory fees	166,584
Fund administration fees	28,986
Distribution fees	9,280
Administrative servicing fees	87,021
Accounting and transfer agent fees	3,746
Trustee fees	1,864
Custodian fees	3,748
Compliance program costs (Note 3)	315
Professional fees	20,539
Printing fees	11,129
Other	5,194

Total Liabilities	724,417

Net Assets	$473,559,622

Represented by:
Capital	$473,005,148
Accumulated distributions in excess of net investment income	(259,988)
Accumulated net realized losses from investments	(469,586)
Net unrealized appreciation/(depreciation) from investments	1,284,048

Net Assets	$473,559,622

Net Assets:
Class A Shares	$26,911,790
Class C Shares	6,033,337
Class R6 Shares	126,446,556
Institutional Service Class Shares	314,167,939

Total	$473,559,622

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	2,525,128
Class C Shares	569,547
Class R6 Shares	11,648,144
Institutional Service Class Shares	28,930,694

Total	43,673,513

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide HighMark Bond Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.66
Class C Shares (b)	$10.59
Class R6 Shares	$10.86
Institutional Service Class Shares	$10.86
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.91

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $250,000, a contingent deferred sales charge of 0.50% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide HighMark Bond Fund
INVESTMENT INCOME:
Interest income	$7,167,299

Total Income	7,167,299

EXPENSES:
Investment advisory fees	1,103,408
Fund administration fees	97,327
Distribution fees Class A	32,869
Distribution fees Class C	24,739
Administrative servicing fees Class A	18,200
Administrative servicing fees Class C	2,639
Administrative servicing fees Institutional Service Class	290,955
Registration and filing fees	25,797
Professional fees	27,775
Printing fees	10,380
Trustee fees	7,665
Custodian fees	10,415
Accounting and transfer agent fees	10,952
Compliance program costs (Note 3)	1,177
Other	8,336

Total Expenses	1,672,634

NET INVESTMENT INCOME	5,494,665

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(427,451)
Net change in unrealized appreciation/(depreciation) from investments	(9,058,176)

Net realized/unrealized losses from investments	(9,485,627)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,990,962)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide HighMark Bond Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$5,494,665	$11,999,088
Net realized gains/(losses) from investments	(427,451)	5,714,905
Net change in unrealized appreciation/(depreciation) from investments	(9,058,176)	7,728,386

Change in net assets resulting from operations	(3,990,962)	25,442,379

Distributions to Shareholders From:
Net investment income:
Class A	(270,533)	(497,127)
Class C	(53,674)	(114,926)
Class R6 (a)	(2,973,024)	(5,371,247)
Institutional Service Class	(2,521,587)	(6,473,955)
Net realized gains:
Class A	(249,007)	(41,977)
Class C	(65,553)	(11,565)
Class R6 (a)	(3,007,038)	(131,290)
Institutional Service Class	(1,940,652)	(711,444)

Change in net assets from shareholder distributions	(11,081,068)	(13,353,531)

Change in net assets from capital transactions	(87,704,567)	973,817

Change in net assets	(102,776,597)	13,062,665

Net Assets:
Beginning of period	576,336,219	563,273,554

End of period	$473,559,622	$576,336,219

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(259,988)	$64,165

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$1,613,986	$9,468,763
Dividends reinvested	495,137	506,329
Cost of shares redeemed	(2,087,276)	(7,759,180)

Total Class A Shares	21,847	2,215,912

Class C Shares
Proceeds from shares issued	242,522	1,443,055
Dividends reinvested	95,789	100,208
Cost of shares redeemed	(1,364,901)	(1,137,436)

Total Class C Shares	(1,026,590)	405,827

Class R6 Shares (a)
Proceeds from shares issued	15,970,327	271,464,476
Dividends reinvested	4,374,356	3,316,818
Cost of shares redeemed	(216,975,272)	(26,429,509)

Total Class R6 Shares	(196,630,589)	248,351,785

Statements of Changes in Net Assets (Continued)

	Nationwide HighMark Bond Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$126,045,247	$59,004,631
Dividends reinvested	4,352,790	6,457,228
Cost of shares redeemed	(20,467,272)	(315,461,566)

Total Institutional Service Class Shares	109,930,765	(249,999,707)

Change in net assets from capital transactions	$(87,704,567)	$973,817

SHARE TRANSACTIONS:
Class A Shares
Issued	151,887	863,884
Reinvested	46,901	46,911
Redeemed	(196,371)	(723,319)

Total Class A Shares	2,417	187,476

Class C Shares
Issued	22,996	133,962
Reinvested	9,139	9,342
Redeemed	(129,346)	(105,593)

Total Class C Shares	(97,211)	37,711

Class R6 Shares (a)
Issued	1,477,786	24,781,391
Reinvested	407,633	299,631
Redeemed	(20,122,645)	(2,382,932)

Total Class R6 Shares	(18,237,226)	22,698,090

Institutional Service Class Shares
Issued	11,676,814	5,372,071
Reinvested	404,393	589,028
Redeemed	(1,886,204)	(28,876,601)

Total Institutional Service Class Shares	10,195,003	(22,915,502)

Total change in shares	(8,137,017)	7,775

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide HighMark Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.94	0.10	(0.17)	(0.07)	(0.11)	(0.10)	(0.21)	$10.66	(0.62%	)	$26,911,790	0.90%	1.93%	0.90%	30.30%
Year Ended October 31, 2016	$10.69	0.21	0.28	0.49	(0.22)	(0.02)	(0.24)	$10.94	4.63%		$27,588,193	0.92%	1.96%	0.92%	57.39%
Year Ended October 31, 2015	$10.85	0.21	(0.08)	0.13	(0.22)	(0.07)	(0.29)	$10.69	1.20%		$24,955,130	0.94%	1.90%	0.94%	43.07%
Period Ended October 31, 2014 (h)	$10.81	0.05	0.05	0.10	(0.06)	–	(0.06)	$10.85	0.89%		$28,261,628	0.97%	1.97%	1.02%	8.04%
Year Ended July 31, 2014	$10.94	0.29	0.15	0.44	(0.31)	(0.26)	(0.57)	$10.81	4.13%		$28,985,479	0.93%	2.71%	0.97%	57.14%
Year Ended July 31, 2013	$11.42	0.27	(0.31)	(0.04)	(0.29)	(0.15)	(0.44)	$10.94	(0.41%	)	$26,524,432	0.97%	2.35%	1.24%	53.00%
Year Ended July 31, 2012	$11.28	0.34	0.40	0.74	(0.36)	(0.24)	(0.60)	$11.42	6.87%		$44,658,869	0.99%	3.05%	1.25%	44.00%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.87	0.08	(0.17)	(0.09)	(0.09)	(0.10)	(0.19)	$10.59	(0.84%	)	$6,033,337	1.35%	1.50%	1.35%	30.30%
Year Ended October 31, 2016	$10.62	0.17	0.28	0.45	(0.18)	(0.02)	(0.20)	$10.87	4.22%		$7,248,212	1.34%	1.55%	1.34%	57.39%
Year Ended October 31, 2015	$10.79	0.16	(0.09)	0.07	(0.17)	(0.07)	(0.24)	$10.62	0.67%		$6,683,010	1.39%	1.47%	1.39%	43.07%
Period Ended October 31, 2014 (h)	$10.75	0.04	0.04	0.08	(0.04)	–	(0.04)	$10.79	0.79%		$7,890,606	1.40%	1.56%	1.45%	8.04%
Year Ended July 31, 2014	$10.88	0.24	0.15	0.39	(0.26)	(0.26)	(0.52)	$10.75	3.68%		$8,293,872	1.40%	2.27%	1.42%	57.14%
Year Ended July 31, 2013	$11.36	0.21	(0.30)	(0.09)	(0.24)	(0.15)	(0.39)	$10.88	(0.84%	)	$15,111,946	1.40%	1.92%	1.49%	53.00%
Year Ended July 31, 2012	$11.22	0.29	0.40	0.69	(0.31)	(0.24)	(0.55)	$11.36	6.36%		$15,638,520	1.42%	2.62%	1.50%	44.00%

Class R6 Shares (i)
Six Months Ended April 30, 2017 (Unaudited)	$11.13	0.12	(0.16)	(0.04)	(0.13)	(0.10)	(0.23)	$10.86	(0.33%	)	$126,446,556	0.50%	2.25%	0.50%	30.30%
Year Ended October 31, 2016	$10.88	0.25	0.28	0.53	(0.26)	(0.02)	(0.28)	$11.13	4.96%		$332,764,296	0.50%	2.28%	0.50%	57.39%
Year Ended October 31, 2015	$11.05	0.25	(0.09)	0.16	(0.26)	(0.07)	(0.33)	$10.88	1.48%		$78,221,429	0.50%	2.29%	0.50%	43.07%
Period Ended October 31, 2014 (h)	$11.01	0.06	0.05	0.11	(0.07)	–	(0.07)	$11.05	0.96%		$1,357,675	0.59%	2.21%	0.59%	8.04%
Period Ended July 31, 2014 (j)	$11.07	0.29	0.21	0.50	(0.30)	(0.26)	(0.56)	$11.01	4.65%		$10,464	0.60%	3.08%	0.60%	57.14%

Institutional Service Class Shares (k)
Six Months Ended April 30, 2017 (Unaudited)	$11.14	0.11	(0.17)	(0.06)	(0.12)	(0.10)	(0.22)	$10.86	(0.54%	)	$314,167,939	0.75%	2.03%	0.75%	30.30%
Year Ended October 31, 2016	$10.89	0.23	0.28	0.51	(0.24)	(0.02)	(0.26)	$11.14	4.72%		$208,735,518	0.73%	2.13%	0.73%	57.39%
Year Ended October 31, 2015	$11.05	0.23	(0.08)	0.15	(0.24)	(0.07)	(0.31)	$10.89	1.42%		$453,413,985	0.69%	2.10%	0.69%	43.07%
Period Ended October 31, 2014 (h)	$11.01	0.06	0.04	0.10	(0.06)	–	(0.06)	$11.05	0.93%		$461,682,944	0.72%	2.17%	0.74%	8.04%
Year Ended July 31, 2014	$11.14	0.32	0.14	0.46	(0.33)	(0.26)	(0.59)	$11.01	4.28%		$405,870,576	0.70%	2.88%	0.74%	57.14%
Year Ended July 31, 2013	$11.62	0.30	(0.31)	(0.01)	(0.32)	(0.15)	(0.47)	$11.14	(0.15%	)	$309,889,434	0.72%	2.60%	0.99%	53.00%
Year Ended July 31, 2012	$11.46	0.38	0.41	0.79	(0.39)	(0.24)	(0.63)	$11.62	7.11%		$325,475,420	0.74%	3.30%	1.00%	44.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.
(k)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide HighMark California Intermediate Tax Free Bond Fund

Asset Allocation†

Municipal Bonds	98.5%
Short-Term Investment	0.4%
Other assets in excess of liabilities	1.1%
100.0%

Top Industries††

Utility	25.3%
School District	24.3%
Education	15.6%
Transportation	8.2%
Tax-Revenue	7.7%
Building	7.3%
Various Purpose	3.4%
Health	3.4%
Certificates of Participation	3.3%
Flood, Water, Sewer Disposal	0.5%
Other Industries	1.0%
100.0%

Top Holdings††

Orange County, Sanitation District, Waste Water System Revenue, Refunding, RB, 5.00%, 02/01/28	3.1%
California Health Facilities Financing Authority, Refunding, RB, 5.00%, 11/15/28	3.0%
California State, Public Works Board, Lease Revenue, Department of Corrections & Rehabilitation, RB, 5.00%, 12/01/27	2.8%
San Diego, Public Facilities Financing Authority, Sewer Revenue, Refunding, RB, 5.50%, 05/15/23	2.6%
University of California, Limited Project Revenue, Refunding, RB, 5.00%, 05/15/24	1.8%
Los Angeles, Water & Power Department Revenue, Power System, Refunding, RB, 5.00%, 07/01/22	1.7%
Peralta, Community College District, Refunding, GO, 5.00%, 08/01/20	1.6%
Anaheim, Union High School District, California 2015, Refunding, GO, 5.00%, 08/01/24	1.5%
Los Angeles Municipal Improvement Corp., Refunding, RB, 5.00%, 11/01/29	1.5%
San Francisco City & County, Airport Commission, International Airport Revenue, Second Series, Issue 32F, Refunding, RB, NATL Insured, 5.25%, 05/01/19	1.5%
Other Holdings	78.9%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Percentages indicated are based upon total investments as of April 30, 2017.

Shareholder Expense Example	Nationwide HighMark California Intermediate Tax Free Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide HighMark California Intermediate Tax Free Bond Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	995.00	4.01	0.81
	Hypothetical	(a)(b)	1,000.00	1,020.78	4.06	0.81
Class C Shares	Actual	(a)	1,000.00	991.70	6.37	1.29
	Hypothetical	(a)(b)	1,000.00	1,018.40	6.46	1.29
Class R6 Shares (c)	Actual	(a)	1,000.00	995.60	2.42	0.49
	Hypothetical	(a)(b)	1,000.00	1,022.36	2.46	0.49
Institutional Service Class Shares	Actual	(a)	1,000.00	995.20	2.87	0.58
	Hypothetical	(a)(b)	1,000.00	1,021.92	2.91	0.58

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund

Municipal Bonds 98.5%

	Principal Amount	Market Value

California 98.5%
Alhambra, Unified School District, Refunding, GO
Series A, 5.00%, 08/01/20	$495,000	$555,256
Series A, 5.00%, 08/01/21	475,000	547,029
Alum Rock Union Elementary School District, Election 2012, GO, Series C, 5.00%, 08/01/29	595,000	704,617
Anaheim, Union High School District, California 2015, Refunding, GO, 5.00%, 08/01/24	2,000,000	2,430,540
Atascadero, Unified School District, Election 2010, GO, AGM Insured, Series A, 5.25%, 08/01/25	345,000	391,064
Banning Unified School District, GO, AGM Insured, 5.00%, 08/01/28	500,000	595,660
Banning, Utility Authority Water Enterprise and Improvement Projects, Refunding, RB, AGM Insured, 5.00%, 11/01/23	500,000	593,845
Bay Area Toll Authority, San Francisco Bay Area, Refunding, RB, Series F-1, 5.00%, 04/01/24	740,000	864,631
Bay Area Water Supply & Conservation Agency, Capital Cost Recovery Prepayment Program, RB, Series A, 4.00%, 10/01/19	880,000	942,427
Burlingame Financing Authority, Storm Drainage, RB
5.00%, 07/01/27	305,000	363,032
5.00%, 07/01/28	400,000	472,352
California Educational Facilities Authority, Pepperdine University, Refunding, RB, Series 2012, 5.00%, 09/01/24	455,000	533,633
California Educational Facilities Authority, Santa Clara University, Unrefunded, RB
5.25%, 04/01/23	15,000	15,580
5.25%, 04/01/24	45,000	46,731
California Health Facilities Financing Authority, Refunding, RB
5.00%, 11/15/23	500,000	597,595
5.00%, 11/15/28	4,000,000	4,737,360
California State, Department of Water Resources, Power Supply Revenue, Prerefunded, RB, AGM Insured, Series H, 5.00%, 05/01/21	1,065,000	1,109,869
California State, Economic Recovery, Prerefunded Balance, GO, Series A, 5.00%, 07/01/20	555,000	602,763
California State, GO
5.00%, 10/01/20	1,000,000	1,126,220
5.00%, 11/01/24	2,000,000	2,255,780

Municipal Bonds (continued)

	Principal Amount	Market Value

California (continued)
California State, Public Works Board, Lease Revenue, Department of Corrections & Rehabilitation, RB, Series H, 5.00%, 12/01/27	$3,660,000	$4,331,061
California State, Public Works Board, Lease Revenue, Regents of the University of California, ETM, RB, Series G, 5.00%, 12/01/21	1,000,000	1,161,150
California State, University, Statewide, RB, Series A, 5.00%, 11/01/23	300,000	360,987
California State, University, Systemwide, Prerefunded, RB, Series A, 5.25%, 11/01/22	255,000	276,548
California State, University, Systemwide, Refunding, RB
Series A, 5.00%, 11/01/25	1,000,000	1,104,030
Series A, 5.00%, 11/01/26	1,500,000	1,654,170
Campbell, Unified High School District, Refunding, GO, 5.25%, 08/01/25	695,000	760,615
Cerritos, Community College District, Election 2004, Prerefunded Balance, GO
Series C, 5.25%, 08/01/24	450,000	492,484
Series C, 5.25%, 08/01/25	750,000	820,808
Chaffey, Community College District, Election 2002, GO, Series E, 5.00%, 06/01/23	1,000,000	1,170,290
Chino Valley, Unified School District, Election 2002, Refunding, GO, Series A, 5.00%, 08/01/23	975,000	1,144,894
Citrus, Community College District, Refunding, GO, Series A, 5.00%, 08/01/23	500,000	598,625
Desert Sands, Unified School District, Election 2001, Prerefunded, GO
5.25%, 08/01/20	610,000	643,977
5.25%, 08/01/22	825,000	870,953
Dinuba, Unified School District, GO, BAM Insured, 5.00%, 08/01/27	800,000	962,104
El Camino, Community College District, Refunding, GO, 5.00%, 08/01/21	1,250,000	1,440,675
Eureka Successor Agency, Refunding, Tax Allocation, NATL Insured, Series B, 5.00%, 11/01/23	1,000,000	1,173,650
Fallbrook, Union Elementary School District, San Diego County, Election 2002, Refunding, GO, Series A, 5.00%, 08/01/23	720,000	845,460
Franklin-Mckinley, School District, Refunding, GO, BAM Insured, 5.00%, 08/01/24	500,000	600,265

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value

California (continued)
Fruitvale, School District, Refunding, GO, 5.00%, 08/01/25	$400,000	$490,980
Garden Grove California Agency for Community Development, Tax Allocation Bonds, 5.00%, 10/01/25	500,000	603,915
Hawthorne city Subordinate Tax Allocation, Successor Agency to the Community Redevelopment Agency, Refunding, Tax Allocation, AGM Insured, 5.00%, 09/01/29	500,000	581,845
Imperial, Irrigation District, Electric Revenue, Refunding, RB
Series B, 5.00%, 11/01/26	2,600,000	2,941,614
Series C, 5.00%, 11/01/27	700,000	851,914
Series C, 5.00%, 11/01/28	555,000	667,943
Series C, 5.00%, 11/01/32	500,000	584,445
Kern Country Water Agency, Improvement District No 4, Refunding, RB, Series A, 5.00%, 05/01/29	1,555,000	1,834,791
Kern, High School District, Refunding, GO
4.00%, 08/01/18	455,000	472,486
4.00%, 08/01/19	740,000	788,870
5.00%, 08/01/22	885,000	1,041,450
Lincoln, Unified School District, Election 2012, GO, Series C, 5.00%, 08/01/24	250,000	303,818
Live Oak School District, Santa Cruz County, GO
5.00%, 08/01/25	550,000	665,390
5.00%, 08/01/30	885,000	1,042,654
Lodi, Unified School District, Refunding, GO, BAM Insured, 5.00%, 08/01/27	450,000	543,488
Lompoc, Unified School District, GO, 5.00%, 06/01/23	345,000	411,885
Long Beach, Harbor Revenue, Refunding, RB, Series B, 5.00%, 05/15/24	1,845,000	2,056,603
Long Beach, Unified School District, Election 2008, Prerefunded, GO, Series B, 5.25%, 08/01/24	940,000	1,028,745
Long Beach, Unified School District, Election 2008, Unrefunded Balance, GO
Series B, 5.25%, 08/01/24	60,000	65,620
Series A, 5.25%, 08/01/25	100,000	109,367
Los Angeles Country Public Works Financing Authority, RB
Series D, 5.00%, 12/01/23	400,000	479,236
Series D, 5.00%, 12/01/28	1,430,000	1,701,786
Series D, 5.00%, 12/01/32	1,000,000	1,161,970

Municipal Bonds (continued)

	Principal Amount	Market Value

California (continued)
Los Angeles Municipal Improvement Corp., Refunding, RB, Series B, 5.00%, 11/01/29	$2,000,000	$2,372,700
Los Angeles, Airport Department Revenue, Los Angeles International Airport, RB, Series D, 5.00%, 05/15/24	1,130,000	1,261,046
Los Angeles, Airport Department Revenue, Los Angeles International Airport, Refunding, RB
Series A, 5.25%, 05/15/22	500,000	542,985
Series A, 5.00%, 05/15/23	1,000,000	1,116,610
Los Angeles, GO, Series A, 5.00%, 09/01/24	975,000	1,125,140
Los Angeles, Harbor Department Revenue, RB
Series A, 5.00%, 08/01/20	2,090,000	2,276,595
Series A, 5.25%, 08/01/21	350,000	383,114
Los Angeles, Unified School District, Refunding, GO, Series C, 5.00%, 07/01/24	1,280,000	1,557,414
Los Angeles, Waste Water System Revenue, Senior Lien, Refunding, RB, Series B, 5.00%, 06/01/24	1,535,000	1,782,012
Los Angeles, Water & Power Department Revenue, Power System, Refunding, RB
Series A, 5.00%, 07/01/22	2,380,000	2,717,165
Manteca, Sewer Revenue, Refunding, RB, 5.00%, 12/01/22	1,580,000	1,836,197
Merced, Community College District, Refunding, GO, 5.00%, 08/01/25	1,000,000	1,201,850
Milpitas Redevelopment Agency, Refunding, Tax Allocation, 5.00%, 09/01/27	1,055,000	1,242,294
Modesto, Irrigation District, Capital Improvements, COP, Series A, 5.50%, 10/01/25	1,500,000	1,618,035
Modesto, Irrigation District, Electric Revenue, Refunding, RB
Series A, 5.00%, 07/01/20	535,000	596,188
Series A, 5.00%, 07/01/21	750,000	856,485
Series A, 5.00%, 07/01/22	1,575,000	1,800,020
Mount Diablo, Unified School District, Refunding, GO, 5.00%, 08/01/26	300,000	342,282
Northern California Transmission Agency, Refunding, RB, Series A, 5.00%, 05/01/22	665,000	717,901
Oak Grove, School District, Refunding, GO, 5.00%, 08/01/23	500,000	599,940

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value

California (continued)
Ohlone, Community College District, Refunding, GO, 5.00%, 08/01/22	$720,000	$848,081
Ontario-Montclair School District, GO, AGM Insured
Series A, 5.00%, 08/01/25	255,000	309,412
Series A, 4.00%, 08/01/27	365,000	408,044
Orange County, Sanitation District, Waste Water System Revenue, Refunding, RB, Series A, 5.00%, 02/01/28	3,900,000	4,832,841
Oxnard, School District, Election 2012, GO, AGM Insured, Series D, 5.25%, 08/01/26	250,000	303,445
Pajaro Valley, Unified School District, Refunding, GO, Series A, 4.00%, 08/01/19	500,000	533,020
Palm Springs Financing Authority Lease, Refunding, RB, 5.00%, 11/01/25	260,000	311,410
Paramount, Unified School District, Refunding, GO, BAM Insured
5.00%, 08/01/22	500,000	581,470
5.00%, 08/01/25	1,000,000	1,205,480
Peralta, Community College District, Refunding, GO, 5.00%, 08/01/20	2,240,000	2,512,675
Perris, Unified High School District, Refunding, GO, BAM Insured, 5.00%, 09/01/24	1,000,000	1,198,070
Placentia-Yorba Linda, Unified School District, Refunding, GO, 5.00%, 08/01/24	500,000	607,635
Pomona Unified School District, GO, AGM Insured, 5.00%, 08/01/27	1,700,000	2,050,081
Port of Oakland, Intermediate Lien, Refunding, RB, NATL-RE Insured, Series B, 5.00%, 11/01/18	1,970,000	2,011,015
Redding, Electric System Revenue, Prerefunded, COP, AGM Insured
Series A, 5.25%, 06/01/19	275,000	288,230
Series A, 5.00%, 06/01/22	885,000	925,179
Series A, 5.00%, 06/01/24	670,000	700,418
Redding, Electric System Revenue, Unrefunded, COP, AGM Insured
Series A, 5.25%, 06/01/19	200,000	209,338
Series A, 5.00%, 06/01/22	640,000	667,789
Series A, 5.00%, 06/01/24	490,000	511,001
Sacramento Area Flood Control Agency, RB, Series A, 5.00%, 10/01/26	500,000	618,575

Municipal Bonds (continued)

	Principal Amount	Market Value

California (continued)
Sacramento, Municipal Utility District Electric, RB, AGM Insured
Series U, 5.00%, 08/15/23	$1,690,000	$1,780,393
Series U, 5.00%, 08/15/24	595,000	626,731
Sacramento, Municipal Utility District, Electric Revenue, Refunding, RB, Series D, 5.00%, 08/15/26	720,000	894,830
San Bernardino, Community College District, Election 2002, Prerefunded Balance, GO, Series A, 6.25%, 08/01/24	1,055,000	1,126,803
San Bernardino, Community College District, Refunding, GO
Series A, 4.00%, 08/01/18	405,000	420,564
Series A, 5.00%, 08/01/20	1,000,000	1,121,730
San Diego, Community College District, Refunding, GO
5.00%, 08/01/20	560,000	629,317
5.00%, 08/01/21	400,000	461,916
5.00%, 08/01/24	1,000,000	1,169,050
San Diego, Public Facilities Financing Authority, Sewer Revenue, Refunding, RB
Series B, 5.50%, 05/15/23	3,750,000	4,091,700
Series A, 5.25%, 05/15/26	1,675,000	1,879,652
San Diego, Public Facilities Financing Authority, Water Revenue, Refunding, RB, Series B, 5.00%, 08/01/21	1,000,000	1,088,140
San Diego, Successor Agency to the Redevelopment Agency, Refunding, Tax Allocation
Series A, 5.00%, 09/01/27	1,100,000	1,331,033
Series A, 5.00%, 09/01/29	500,000	591,645
San Francisco City & County, Airport Commission, International Airport Revenue, Second Series, Issue 32F, Refunding, RB, NATL Insured, 5.25%, 05/01/19	2,150,000	2,326,601
San Francisco City & County, Earthquake Safety, Prerefunded Balance, GO, Series E, 5.00%, 06/15/26	1,000,000	1,118,390
San Francisco City & County, General Hospital Improvement, Prerefunded Balance, GO, Series A, 5.25%, 06/15/24	250,000	272,355
San Francisco City & County, Public Utilities Commission, Water Revenue, Refunding, RB
Series A, 5.00%, 11/01/22	250,000	296,307
Series A, 5.00%, 11/01/26	1,175,000	1,425,428
San Francisco City & County, Refunding, GO, Series R1, 5.00%, 06/15/24	755,000	872,689

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value

California (continued)
San Francisco, Bay Area Rapid Transit, District Sales Tax Revenue, Refunding, RB, Series A, 5.00%, 07/01/23	$500,000	$585,735
San Leandro, Unified School District, Refunding, GO, AGM Insured
Series B, 5.00%, 08/01/24	1,000,000	1,196,360
Series A, 5.00%, 08/01/25	500,000	602,740
San Mateo Union High School District, Election 2006, GO, Series 2013-A, 5.00%, 09/01/20	400,000	450,052
San Mateo, Flood Control District, Refunding, RB, 5.00%, 08/01/25	610,000	748,745
San Mateo, Joint Powers Financing Authority, Lease Revenue, San Mateo County, Capital Projects, Refunding, RB, Series A, 5.25%, 07/15/24	1,000,000	1,106,810
Santee California School District, Refunding, GO
5.00%, 08/01/23	485,000	580,666
5.00%, 08/01/24	400,000	486,108
Santee, Successor Agency to the CDC, Refunding, Tax Allocation, Series A, 5.00%, 08/01/25	400,000	472,932
Southern California, Public Power Authority, Transmission Project Revenue, Sub-Southern Transmission, Prerefunded, RB, Series A, 5.00%, 07/01/23	1,080,000	1,152,122
Southern California, Public Power Authority, Transmission Project Revenue, Sub-Southern Transmission, Unrefunded, RB, Series A, 5.00%, 07/01/23	120,000	127,662
State Center, Community College District, Refunding, GO, 5.00%, 08/01/20	1,000,000	1,122,070
Stockton California, Unified School District, Election 2012, GO, BAM Insured, Series B, 5.00%, 08/01/26	810,000	968,072
Successor Agency to the Commerce Community Development Commission Tax Allocation Refunding, AGM Insured, Series A, 5.00%, 08/01/29	1,625,000	1,917,516
Tracy Community Development Agency, Refunding, Tax Allocation, AGM Insured
5.00%, 08/01/28	1,000,000	1,172,020
5.00%, 08/01/29	1,000,000	1,162,700

Municipal Bonds (continued)

	Principal Amount	Market Value

California (continued)
Tracy Unified School District, Refunding, GO, 5.00%, 08/01/26	$1,490,000	$1,790,935
Travis, Unified School District, COP, BAM Insured, Series B, 4.00%, 09/01/28	200,000	214,662
Union City Community Redevelopment Agency, Refunding, Tax Allocation, Series A, 5.00%, 10/01/32	555,000	638,422
University of California, Limited Project Revenue, RB, Series I, 5.00%, 05/15/22	1,000,000	1,175,090
University of California, Limited Project Revenue, Refunding, RB
Series G, 5.00%, 05/15/22	935,000	1,098,709
Series G, 5.00%, 05/15/24	2,475,000	2,879,935
University of California, RB, Series AO, 5.00%, 05/15/23	250,000	298,998
Upland, Unified School District, Election 2000, Refunding, GO, Series C, 5.00%, 08/01/19	275,000	299,346
Upland, Unified School District, Election 2008, Refunding, GO, Series A, 5.00%, 08/01/26	800,000	973,912
Upland, Unified School District, Refunding, GO, 5.00%, 08/01/25	500,000	564,955
Vista, Unified School District, Refunding, GO
5.00%, 08/01/21	500,000	575,820
5.00%, 08/01/22	500,000	588,390
5.00%, 08/01/24	300,000	350,577

Total Municipal Bonds (cost $152,773,560)		156,736,062

Short-Term Investment 0.4%

	Shares

Money Market Fund 0.4%
Dreyfus Tax Exempt Cash Management - Institutional Shares, 0.67% (a)	655,914	655,914

Total Short-Term Investment (cost $655,914)		655,914

Total Investments (cost $153,429,474) (b)(c) — 98.9%		157,391,976

Other assets in excess of liabilities — 1.1%		1,777,469

NET ASSETS — 100.0%		$159,169,445

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

(a)	Represents 7-day effective yield as of April 30, 2017.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

(c)	Assured Guaranty Municipal Corporation has issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where an entity has guaranteed, backed, or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At April 30, 2017, the percentage attributed to Assured Guaranty Municipal Corporation was 11.50%

AGM	Assured Guaranty Municipal Corporation

BAM	Build America Mutual

CDC	Community Development Commission

COP	Certificates of Participation

ETM	Escrowed to Maturity

GO	General Obligation

NATL	National Public Finance Guarantee Corporation

RB	Revenue Bond

RE	Reinsured

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund
Assets:
Investments, at value (cost $153,429,474)	$157,391,976
Interest and dividends receivable	2,262,645
Receivable for capital shares issued	83,694
Reimbursement from investment adviser (Note 3)	14,824
Prepaid expenses	13,018

Total Assets	159,766,157

Liabilities:
Distributions payable	99,035
Payable for capital shares redeemed	334,180
Accrued expenses and other payables:
Investment advisory fees	59,271
Fund administration fees	22,932
Distribution fees	27,102
Administrative servicing fees	13,267
Accounting and transfer agent fees	7,707
Trustee fees	473
Custodian fees	1,948
Compliance program costs (Note 3)	109
Professional fees	19,106
Printing fees	7,904
Other	3,678

Total Liabilities	596,712

Net Assets	$159,169,445

Represented by:
Capital	$153,994,108
Accumulated undistributed net investment income	22,071
Accumulated net realized gains from investments	1,190,764
Net unrealized appreciation/(depreciation) from investments	3,962,502

Net Assets	$159,169,445

Net Assets:
Class A Shares	$51,755,635
Class C Shares	26,442,126
Class R6 Shares	45,842,568
Institutional Service Class Shares	35,129,116

Total	$159,169,445

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	5,151,800
Class C Shares	2,641,996
Class R6 Shares	4,537,670
Institutional Service Class Shares	3,477,645

Total	15,809,111

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.05
Class C Shares (b)	$10.01
Class R6 Shares	$10.10
Institutional Service Class Shares	$10.10
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.28

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $250,000, a contingent deferred sales charge of 0.50% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund
INVESTMENT INCOME:
Interest income	$2,263,800
Dividend income	2,174

Total Income	2,265,974

EXPENSES:
Investment advisory fees	371,863
Fund administration fees	58,587
Distribution fees Class A	59,850
Distribution fees Class C	105,473
Administrative servicing fees Class A	16,758
Administrative servicing fees Class C	7,031
Administrative servicing fees Institutional Service Class	17,757
Registration and filing fees	8,139
Professional fees	20,733
Printing fees	7,695
Trustee fees	2,419
Custodian fees	4,353
Accounting and transfer agent fees	18,785
Compliance program costs (Note 3)	368
Other	4,315

Total expenses before earnings credit and expenses reimbursed	704,126

Earnings credit (Note 4)	(953)
Expenses reimbursed by adviser (Note 3)	(91,351)

Net Expenses	611,822

NET INVESTMENT INCOME	1,654,152

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	1,152,396
Net change in unrealized appreciation/(depreciation) from investments	(4,425,459)

Net realized/unrealized losses from investments	(3,273,063)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,618,911)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide HighMark California Intermediate Tax Free Bond Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$1,654,152	$3,972,064
Net realized gains from investments	1,152,396	2,465,906
Net change in unrealized appreciation/(depreciation) from investments	(4,425,459)	(2,950,929)

Change in net assets resulting from operations	(1,618,911)	3,487,041

Distributions to Shareholders From:
Net investment income:
Class A	(456,908)	(1,033,817)
Class C	(203,099)	(499,266)
Class R6 (a)	(560,473)	(1,172,592)
Institutional Service Class	(411,611)	(1,264,113)
Net realized gains:
Class A	(652,346)	(138,671)
Class C	(429,957)	(87,782)
Class R6 (a)	(804,855)	(30)
Institutional Service Class	(580,894)	(292,433)

Change in net assets from shareholder distributions	(4,100,143)	(4,488,704)

Change in net assets from capital transactions	(20,738,688)	2,393,563

Change in net assets	(26,457,742)	1,391,900

Net Assets:
Beginning of period	185,627,187	184,235,287

End of period	$159,169,445	$185,627,187

Accumulated undistributed net investment income at end of period	$22,071	$10

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$18,120,750	$9,004,294
Dividends reinvested	988,678	1,061,523
Cost of shares redeemed	(18,237,400)	(6,990,083)

Total Class A Shares	872,028	3,075,734

Class C Shares
Proceeds from shares issued	2,978,661	6,707,240
Dividends reinvested	587,546	540,918
Cost of shares redeemed	(8,770,342)	(5,445,525)

Total Class C Shares	(5,204,135)	1,802,633

Class R6 Shares (a)
Proceeds from shares issued	–	72,421,771
Dividends reinvested	541,412	57,657
Cost of shares redeemed	(10,501,768)	(14,781,251)

Total Class R6 Shares	(9,960,356)	57,698,177

Statements of Changes in Net Assets (Continued)

	Nationwide HighMark California Intermediate Tax Free Bond Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$10,832,348	$18,669,539
Dividends reinvested	800,017	922,837
Cost of shares redeemed	(18,078,590)	(79,775,357)

Total Institutional Service Class Shares	(6,446,225)	(60,182,981)

Change in net assets from capital transactions	$(20,738,688)	$2,393,563

SHARE TRANSACTIONS:
Class A Shares
Issued	1,819,722	861,100
Reinvested	99,914	101,569
Redeemed	(1,830,242)	(667,646)

Total Class A Shares	89,394	295,023

Class C Shares
Issued	298,655	643,196
Reinvested	59,690	51,965
Redeemed	(882,727)	(522,845)

Total Class C Shares	(524,382)	172,316

Class R6 Shares (a)
Issued	–	6,925,554
Reinvested	54,698	5,472
Redeemed	(1,051,307)	(1,397,787)

Total Class R6 Shares	(996,609)	5,533,239

Institutional Service Class Shares
Issued	1,079,115	1,773,220
Reinvested	80,427	87,943
Redeemed	(1,805,397)	(7,627,241)

Total Institutional Service Class Shares	(645,855)	(5,766,078)

Total change in shares	(2,077,452)	234,500

Amount designated as “–” is zero or has been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide HighMark California Intermediate Tax Free Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.35	0.10	(0.16)	(0.06)	(0.09)	(0.15)	(0.24)	$10.05	(0.50%	)	$51,755,635	0.81%	1.93%	0.92%	9.14%
Year Ended October 31, 2016	$10.41	0.21	(0.03)	0.18	(0.21)	(0.03)	(0.24)	$10.35	1.72%		$52,419,338	0.80%	2.00%	0.91%	20.39%
Year Ended October 31, 2015	$10.54	0.23	(0.05)	0.18	(0.23)	(0.08)	(0.31)	$10.41	1.79%		$49,646,917	0.79%	2.25%	0.91%	7.78%
Period Ended October 31, 2014 (h)	$10.47	0.06	0.07	0.13	(0.06)	–	(0.06)	$10.54	1.24%		$53,860,184	0.79%	2.27%	1.01%	1.45%
Year Ended July 31, 2014	$10.17	0.24	0.32	0.56	(0.24)	(0.02)	(0.26)	$10.47	5.54%		$57,843,395	0.79%	2.31%	0.98%	3.67%
Year Ended July 31, 2013	$10.54	0.23	(0.37)	(0.14)	(0.23)	–	(0.23)	$10.17	(1.38%	)	$76,478,399	0.79%	2.17%	1.25%	20.00%
Year Ended July 31, 2012	$10.14	0.24	0.40	0.64	(0.24)	–	(0.24)	$10.54	6.40%		$92,569,680	0.79%	2.30%	1.27%	34.00%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.32	0.07	(0.16)	(0.09)	(0.07)	(0.15)	(0.22)	$10.01	(0.83%	)	$26,442,126	1.29%	1.47%	1.41%	9.14%
Year Ended October 31, 2016	$10.37	0.16	(0.02)	0.14	(0.16)	(0.03)	(0.19)	$10.32	1.35%		$32,664,079	1.27%	1.54%	1.40%	20.39%
Year Ended October 31, 2015	$10.50	0.19	(0.05)	0.14	(0.19)	(0.08)	(0.27)	$10.37	1.34%		$31,063,103	1.24%	1.80%	1.41%	7.78%
Period Ended October 31, 2014 (h)	$10.43	0.05	0.07	0.12	(0.05)	–	(0.05)	$10.50	1.14%		$30,078,664	1.24%	1.83%	1.51%	1.45%
Year Ended July 31, 2014	$10.14	0.19	0.31	0.50	(0.19)	(0.02)	(0.21)	$10.43	4.99%		$30,015,316	1.24%	1.87%	1.43%	3.67%
Year Ended July 31, 2013	$10.50	0.18	(0.36)	(0.18)	(0.18)	–	(0.18)	$10.14	(1.72%	)	$38,244,483	1.24%	1.72%	1.50%	20.00%
Year Ended July 31, 2012	$10.10	0.19	0.41	0.60	(0.20)	–	(0.20)	$10.50	5.96%		$35,519,408	1.24%	1.85%	1.52%	34.00%

Class R6 Shares (i)
Six Months Ended April 30, 2017 (Unaudited)	$10.41	0.11	(0.16)	(0.05)	(0.11)	(0.15)	(0.26)	$10.10	(0.44%	)	$45,842,568	0.49%	2.24%	0.60%	9.14%
Year Ended October 31, 2016	$10.47	0.24	(0.03)	0.21	(0.24)	(0.03)	(0.27)	$10.41	2.02%		$57,618,477	0.49%	2.27%	0.59%	20.39%
Year Ended October 31, 2015	$10.60	0.27	(0.06)	0.21	(0.26)	(0.08)	(0.34)	$10.47	2.08%		$10,893	0.49%	2.53%	0.60%	7.78%
Period Ended October 31, 2014 (h)	$10.53	0.07	0.07	0.14	(0.07)	–	(0.07)	$10.60	1.31%		$10,671	0.49%	2.56%	0.70%	1.45%
Period Ended July 31, 2014 (j)	$10.24	0.23	0.31	0.54	(0.23)	(0.02)	(0.25)	$10.53	5.34%		$10,533	0.49%	2.58%	0.64%	3.67%

Institutional Service Class Shares (k)
Six Months Ended April 30, 2017 (Unaudited)	$10.41	0.11	(0.16)	(0.05)	(0.11)	(0.15)	(0.26)	$10.10	(0.48%	)	$35,129,116	0.58%	2.15%	0.69%	9.14%
Year Ended October 31, 2016	$10.47	0.24	(0.04)	0.20	(0.23)	(0.03)	(0.26)	$10.41	1.94%		$42,925,293	0.56%	2.25%	0.66%	20.39%
Year Ended October 31, 2015	$10.60	0.26	(0.05)	0.21	(0.26)	(0.08)	(0.34)	$10.47	2.03%		$103,514,374	0.54%	2.48%	0.63%	7.78%
Period Ended October 31, 2014 (h)	$10.53	0.07	0.07	0.14	(0.07)	–	(0.07)	$10.60	1.30%		$100,171,154	0.54%	2.50%	0.72%	1.45%
Year Ended July 31, 2014	$10.23	0.26	0.32	0.58	(0.26)	(0.02)	(0.28)	$10.53	5.77%		$100,434,193	0.54%	2.55%	0.71%	3.67%
Year Ended July 31, 2013	$10.60	0.26	(0.37)	(0.11)	(0.26)	–	(0.26)	$10.23	(1.12%	)	$115,914,205	0.54%	2.42%	1.00%	20.00%
Year Ended July 31, 2012	$10.19	0.27	0.41	0.68	(0.27)	–	(0.27)	$10.60	6.73%		$133,142,578	0.54%	2.55%	1.02%	34.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.
(k)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide HighMark National Intermediate Tax Free Bond Fund

Asset Allocation†

Municipal Bonds	98.6%
Short-Term Investment	0.2%
Other assets in excess of liabilities	1.2%
100.0%

Top Industries††

Utility	19.9%
Various Purpose	17.2%
School District	16.6%
Transportation	14.9%
Improvement	10.3%
Tax-Revenue	9.7%
Education	5.5%
Building	3.4%
General Purpose	1.6%
Health	0.7%
Other Industries	0.2%
100.0%

Top Holdings††

Alaska State, Municipality of Anchorage, GO, 5.00%, 09/01/27	4.9%
Tampa Bay, Water Utility System Revenue and Improvement, Refunding, RB, NATL Insured, 5.50%, 10/01/21	3.5%
San Antonio, Independent School District Unlimited Tax School Building, Refunding, GO, PSF-GTD, 5.00%, 02/15/24	3.4%
Los Angeles Municipal Improvement Corp., Refunding, RB, 5.00%, 11/01/29	3.4%
State of Minnesota, GO, 5.00%, 10/01/20	3.3%
New York State, Thruway Authority Second Highway and Bridge Trust Fund, RB, 5.00%, 04/01/21	3.3%
New Jersey State, Transportation Trust Fund Authority, Refunding, RB,, 5.50%, 12/15/22	3.2%
Connecticut State, GO, 5.00%, 11/01/19	3.1%
Phoenix, Refunding, GO, 6.25%, 07/01/17	2.9%
Houston, Utility System Revenue, Refunding, RB, Combined First Lien, 5.00%, 11/15/19	2.5%
Other Holdings	66.5%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Percentages indicated are based upon total investments as of April 30, 2017.

Shareholder Expense Example	Nationwide HighMark National Intermediate Tax Free Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide HighMark National Intermediate Tax Free Bond Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	992.30	3.85	0.78
	Hypothetical	(a)(b)	1,000.00	1,020.93	3.91	0.78
Class C Shares	Actual	(a)	1,000.00	990.00	6.22	1.26
	Hypothetical	(a)(b)	1,000.00	1,018.55	6.31	1.26
Class R6 Shares (c)	Actual	(a)	1,000.00	993.90	2.32	0.47
	Hypothetical	(a)(b)	1,000.00	1,022.46	2.36	0.47
Institutional Service Class Shares	Actual	(a)	1,000.00	993.60	2.57	0.52
	Hypothetical	(a)(b)	1,000.00	1,022.22	2.61	0.52

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund

Municipal Bonds 98.6%

	Principal Amount	Market Value

Alaska 6.4%
Alaska State, International Airports Revenue, Refunding, RB
Series A, 5.00%, 10/01/28	$250,000	$291,733
Series A, 5.00%, 10/01/29	250,000	289,545
Alaska State, Municipality of Anchorage, GO, Series A, 5.00%, 09/01/27	1,440,000	1,713,470

		2,294,748

Arizona 2.9%
Phoenix, Refunding, GO, Series A, 6.25%, 07/01/17	1,025,000	1,034,768

California 18.0%
California Educational Facilities Authority, University of Redlands, Refunding, RB, Series A, 5.00%, 10/01/26	250,000	297,127
California Health Facilities Financing Authority, Refunding, RB, Series A, 5.00%, 11/15/28	200,000	235,024
California State, GO
5.00%, 10/01/20	750,000	844,665
5.00%, 08/01/23	500,000	596,055
California State, Stockton Unified School District, GO, AGM Insured, 5.00%, 07/01/24	330,000	383,724
Franklin-Mckinley, School District, Refunding, GO, AGM Insured, 5.00%, 08/01/26	405,000	485,854
Franklin-Mckinley, School District, Refunding, GO, BAM Insured, 5.00%, 08/01/24	500,000	600,265
Kern Country Water Agency, Improvement District No 4, Refunding, RB, AGM Insured, Series A, 5.00%, 05/01/28	735,000	874,562
Los Angeles Municipal Improvement Corp., Refunding, RB, Series B, 5.00%, 11/01/29	1,000,000	1,186,350
Pomona, Unified School District, GO, AGM Insured, 5.00%, 08/01/28	500,000	596,240
San Diego, Successor Agency to the Redevelopment Agency, Refunding, Tax Allocation, Series A, 5.00%, 09/01/27	250,000	302,508

		6,402,374

Colorado 1.3%
Denver Colorado City & County School District No. 1, Refunding, GO, NATL Insured, Series A, 5.25%, 12/01/21	390,000	456,635

Municipal Bonds (Continued)

	Principal Amount	Market Value

Connecticut 3.0%
Connecticut State, GO, Series D, 5.00%, 11/01/19	$1,000,000	$1,088,060

Florida 5.0%
Florida State, Board of Education, Public Education, Refunding, GO, Series A, 5.00%, 06/01/18	525,000	548,394
Tampa Bay, Water Utility System Revenue and Improvement, Refunding, RB, NATL Insured, 5.50%, 10/01/21	1,045,000	1,229,913

		1,778,307

Georgia 3.0%
City of Atlanta, Water & Wastewater Revenue, Refunding, RB
5.00%, 11/01/25	400,000	485,636
5.00%, 11/01/27	500,000	599,165

		1,084,801

Hawaii 1.3%
Honolulu City and County, Wastewater System Revenue, Refunding, RB, Series B, 5.00%, 07/01/20	425,000	475,159

Idaho 3.1%
Boise State University, Refunding, RB
Series A, 5.00%, 04/01/24	425,000	508,814
Series A, 5.00%, 04/01/27	500,000	600,435

		1,109,249

Illinois 3.3%
Chicago O’Hare International Airport, RB
Series C, 5.00%, 01/01/26	500,000	595,635
Series C, 5.00%, 01/01/27	500,000	589,240

		1,184,875

Maryland 1.5%
Maryland State, State & Local Facilities-3rd, GO, Series A, 5.00%, 11/01/18	500,000	530,460

Massachusetts 4.0%
Massachusetts Bay Transportation Authority, Refunding, RB, Series A, 5.25%, 07/01/20	300,000	337,734
Massachusetts State, Bay Transportation Authority, Massachussets Sales Tax Revenue, Refunding, RB, Series A, 5.25%, 07/01/18	600,000	630,210

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (Continued)

	Principal Amount	Market Value

Massachusetts (continued)
Massachusetts State, Water Resources Authority, Refunding, RB, Series B, 5.00%, 08/01/19	$415,000	$452,147

		1,420,091

Minnesota 3.3%
State of Minnesota, GO, Series A, 5.00%, 10/01/20	1,040,000	1,172,392

New Jersey 3.2%
New Jersey State, Transportation Trust Fund Authority, Refunding, RB, Series A, 5.50%, 12/15/22	1,020,000	1,123,754

New York 7.2%
New York City, Fiscal 2008, Prerefunded, GO, AGM Insured, Series Sub Series C-1, 5.00%, 10/01/24	135,000	137,383
New York City, GO, Series E, 5.00%, 08/01/20	500,000	559,670
New York State, Thruway Authority Second Highway and Bridge Trust Fund, RB, Series B, 5.00%, 04/01/21	1,075,000	1,159,463
New York State, Thruway Authority, State Personal Transportation, Special Tax Revenue, Series A, 5.00%, 03/15/18	430,000	445,626
Triborough Bridge and Tunnel Authority, RB, Series A, 5.00%, 11/15/27	210,000	260,792

		2,562,934

Oregon 2.9%
Portland, International Airport Revenue, Refunding, RB, Series Twenty-Three, 5.00%, 07/01/22	360,000	419,778
State of Oregon, Article Xi-N Seismic Project, RB, Series D, 5.00%, 06/01/24	515,000	623,871

		1,043,649

Pennsylvania 3.6%
State of Pennsylvania, Refunding, 5.00%, 07/01/22	500,000	578,320
State of Pennsylvania, Turnpike Commission, RB, Series B, 5.00%, 12/01/28	600,000	697,884

		1,276,204

South Carolina 1.6%
State of South Carolina, Public Service Authority Revenue, Refunding, RB, Series A, 5.00%, 12/01/23	500,000	565,800

Municipal Bonds (Continued)

	Principal Amount	Market Value

Texas 14.9%
Cities of Dallas and Fort Worth, International Airport Revenue, Refunding, RB, Series F, 5.00%, 11/01/22	$585,000	$684,245
East Central Independent School District Unlimited Tax School Building, GO, PSF-GTD, 4.00%, 08/15/24	500,000	568,635
Houston, Utility System Revenue, Refunding, RB, Combined First Lien, Series D, 5.00%, 11/15/19	800,000	877,680
Lower Colorado River Authority, RB, 5.00%, 05/15/22	800,000	860,496
San Antonio, Independent School District Unlimited Tax School Building, Refunding, GO, PSF-GTD, 5.00%, 02/15/24	1,000,000	1,203,850
San Antonio, Water Revenue, Refunding, RB, 5.00%, 05/15/23	500,000	581,640
Texas State, University Systems Financing Revenue, Refunding, RB, 5.25%, 03/15/21	500,000	518,930

		5,295,476

Virginia 3.9%
Fairfax County, Public Improvements, Prerefunded Balance, GO, Series A, 5.00%, 04/01/19	500,000	518,955
Newport News, General Improvement, Prerefunded Balance, GO, Series A, 5.00%, 07/01/24	785,000	877,646

		1,396,601

Washington 5.2%
King County School District No. 414, Refunding, GO, 4.00%, 12/01/28	445,000	494,604
King County, Issaquah School District No. 415, Refunding, GO, 5.00%, 12/01/24	500,000	604,370
Port Seattle, Intermediate Lien, RB, Series A, 5.00%, 04/01/25	250,000	297,430
Whatcom County, Bellingham School District No. 501, Refunding, GO, 5.00%, 12/01/25	375,000	457,384

		1,853,788

Total Municipal Bonds (cost $34,972,737)		35,150,125

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund (Continued)

Short-Term Investment 0.2%

	Shares	Market Value

Money Market Fund 0.2%
Dreyfus Tax Exempt Cash Management - Institutional Shares, 0.67% (a)	85,670	$85,670

Total Short-Term Investment (cost $85,670)		85,670

Total Investments (cost $35,058,407) (b)(c) — 98.8%		35,235,795

Other assets in excess of liabilities — 1.2%		412,827

NET ASSETS — 100.0%		$35,648,622

(a)	Represents 7-day effective yield as of April 30, 2017.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

(c)	Assured Guaranty Municipal Corporation and Priority Solidarity Fund have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where an entity has guaranteed, backed, or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At April 30, 2017, the percentages attributed to Assured Guaranty Municipal Corporation and Priority Solidarity Fund were 7.03% and 5.03% respectively.

AGM	Assured Guaranty Municipal Corporation

BAM	Build America Mutual

GO	General Obligation

NATL	National Public Finance Guarantee Corporation

PSF-GTD	Priority Solidarity Fund Guaranteed

RB	Revenue Bond

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund
Assets:
Investments, at value (cost $35,058,407)	$35,235,795
Interest and dividends receivable	463,188
Receivable for capital shares issued	838
Reimbursement from investment adviser (Note 3)	16,947
Prepaid expenses	33,601

Total Assets	35,750,369

Liabilities:
Distributions payable	26,699
Payable for capital shares redeemed	6,480
Accrued expenses and other payables:
Investment advisory fees	13,361
Fund administration fees	20,739
Distribution fees	3,570
Accounting and transfer agent fees	3,714
Trustee fees	163
Custodian fees	729
Compliance program costs (Note 3)	37
Professional fees	18,801
Printing fees	4,377
Other	3,077

Total Liabilities	101,747

Net Assets	$35,648,622

Represented by:
Capital	$35,336,198
Accumulated undistributed net investment income	61
Accumulated net realized gains from investments	134,975
Net unrealized appreciation/(depreciation) from investments	177,388

Net Assets	$35,648,622

Net Assets:
Class A Shares	$6,850,492
Class C Shares	3,319,536
Class R6 Shares	16,656,510
Institutional Service Class Shares	8,822,084

Total	$35,648,622

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	647,426
Class C Shares	313,289
Class R6 Shares	1,573,550
Institutional Service Class Shares	833,163

Total	3,367,428

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.58
Class C Shares (b)	$10.60
Class R6 Shares	$10.59
Institutional Service Class Shares	$10.59
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.82

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $250,000, a contingent deferred sales charge of 0.50% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund
INVESTMENT INCOME:
Interest income	$506,679
Dividend income	1,404

Total Income	508,083

EXPENSES:
Investment advisory fees	100,154
Fund administration fees	45,650
Distribution fees Class A	12,377
Distribution fees Class C	14,810
Administrative servicing fees Class A	2,970
Administrative servicing fees Class C	790
Administrative servicing fees Institutional Service Class	2,238
Registration and filing fees	25,443
Professional fees	18,991
Printing fees	4,975
Trustee fees	663
Custodian fees	1,212
Accounting and transfer agent fees	8,837
Compliance program costs (Note 3)	93
Other	2,980

Total expenses before earnings credit and expenses reimbursed	242,183

Earnings credit (Note 4)	(156)
Expenses reimbursed by adviser (Note 3)	(104,359)

Net Expenses	137,668

NET INVESTMENT INCOME	370,415

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	135,616
Net change in unrealized appreciation/(depreciation) from investments	(1,123,171)

Net realized/unrealized losses from investments	(987,555)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(617,140)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide HighMark National Intermediate Tax Free Bond Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$370,415	$1,112,955
Net realized gains from investments	135,616	1,490,861
Net change in unrealized appreciation/(depreciation) from investments	(1,123,171)	(1,311,773)

Change in net assets resulting from operations	(617,140)	1,292,043

Distributions to Shareholders From:
Net investment income:
Class A	(74,585)	(163,200)
Class C	(20,177)	(48,002)
Class R6 (a)	(190,859)	(487,989)
Institutional Service Class	(84,794)	(414,042)
Net realized gains:
Class A	(353,626)	(154,573)
Class C	(112,045)	(61,572)
Class R6 (a)	(728,947)	(174)
Institutional Service Class	(295,510)	(801,997)

Change in net assets from shareholder distributions	(1,860,543)	(2,131,549)

Change in net assets from capital transactions	(15,633,703)	(8,103,345)

Change in net assets	(18,111,386)	(8,942,851)

Net Assets:
Beginning of period	53,760,008	62,702,859

End of period	$35,648,622	$53,760,008

Accumulated undistributed net investment income at end of period	$61	$61

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$10,872,422	$3,047,101
Dividends reinvested	381,101	258,029
Cost of shares redeemed	(14,288,865)	(2,602,252)

Total Class A Shares	(3,035,342)	702,878

Class C Shares
Proceeds from shares issued	2,034,443	1,141,201
Dividends reinvested	122,366	101,972
Cost of shares redeemed	(2,817,249)	(905,205)

Total Class C Shares	(660,440)	337,968

Class R6 Shares (a)
Proceeds from shares issued	–	35,215,543
Dividends reinvested	554,699	8,294
Cost of shares redeemed	(10,022,135)	(7,882,308)

Total Class R6 Shares	(9,467,436)	27,341,529

Statements of Changes in Net Assets (Continued)

	Nationwide HighMark National Intermediate Tax Free Bond Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$2,514,165	$4,112,121
Dividends reinvested	341,657	862,967
Cost of shares redeemed	(5,326,307)	(41,460,808)

Total Institutional Service Class Shares	(2,470,485)	(36,485,720)

Change in net assets from capital transactions	$(15,633,703)	$(8,103,345)

SHARE TRANSACTIONS:
Class A Shares
Issued	1,032,475	273,240
Reinvested	36,690	23,268
Redeemed	(1,362,330)	(233,190)

Total Class A Shares	(293,165)	63,318

Class C Shares
Issued	194,188	102,028
Reinvested	11,773	9,189
Redeemed	(267,375)	(80,847)

Total Class C Shares	(61,414)	30,370

Class R6 Shares (a)
Issued	–	3,182,111
Reinvested	53,535	742
Redeemed	(960,771)	(703,024)

Total Class R6 Shares	(907,236)	2,479,829

Institutional Service Class Shares
Issued	236,557	368,227
Reinvested	32,845	78,003
Redeemed	(502,493)	(3,740,649)

Total Institutional Service Class Shares	(233,091)	(3,294,419)

Total change in shares	(1,494,906)	(720,902)

Amount designated as “–” is zero or has been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide HighMark National Intermediate Tax Free Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$11.05	0.08	(0.17)	(0.09)	(0.08)	(0.30)	(0.38)	$10.58	(0.77%	)	$6,850,492	0.78%	1.51%	1.25%	24.18%
Year Ended October 31, 2016	$11.22	0.18	0.01	0.19	(0.18)	(0.18)	(0.36)	$11.05	1.78%		$10,394,977	0.78%	1.65%	1.14%	27.59%
Year Ended October 31, 2015	$11.51	0.23	(0.10)	0.13	(0.22)	(0.20)	(0.42)	$11.22	1.24%		$9,847,376	0.77%	2.00%	1.10%	13.50%
Period Ended October 31, 2014 (h)	$11.45	0.06	0.06	0.12	(0.06)	–	(0.06)	$11.51	1.07%		$12,681,242	0.77%	2.15%	1.27%	2.33%
Year Ended July 31, 2014	$11.32	0.26	0.24	0.50	(0.26)	(0.11)	(0.37)	$11.45	4.49%		$13,921,742	0.77%	2.28%	1.14%	10.35%
Year Ended July 31, 2013	$11.78	0.28	(0.42)	(0.14)	(0.28)	(0.04)	(0.32)	$11.32	(1.23%	)	$17,914,754	0.77%	2.37%	1.32%	27.00%
Year Ended July 31, 2012	$11.42	0.28	0.36	0.64	(0.28)	–	(0.28)	$11.78	5.70%		$18,949,616	0.77%	2.46%	1.33%	20.00%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$11.07	0.05	(0.17)	(0.12)	(0.05)	(0.30)	(0.35)	$10.60	(1.00%	)	$3,319,536	1.26%	1.02%	1.73%	24.18%
Year Ended October 31, 2016	$11.24	0.13	0.01	0.14	(0.13)	(0.18)	(0.31)	$11.07	1.31%		$4,146,607	1.24%	1.18%	1.62%	27.59%
Year Ended October 31, 2015	$11.52	0.17	(0.08)	0.09	(0.17)	(0.20)	(0.37)	$11.24	0.87%		$3,869,972	1.22%	1.55%	1.60%	13.50%
Period Ended October 31, 2014 (h)	$11.47	0.05	0.05	0.10	(0.05)	–	(0.05)	$11.52	0.87%		$4,464,546	1.22%	1.70%	1.76%	2.33%
Year Ended July 31, 2014	$11.33	0.21	0.25	0.46	(0.21)	(0.11)	(0.32)	$11.47	4.11%		$4,787,696	1.22%	1.83%	1.57%	10.35%
Year Ended July 31, 2013	$11.79	0.23	(0.42)	(0.19)	(0.23)	(0.04)	(0.27)	$11.33	(1.68%	)	$7,230,375	1.22%	1.92%	1.57%	27.00%
Year Ended July 31, 2012	$11.43	0.23	0.36	0.59	(0.23)	–	(0.23)	$11.79	5.22%		$7,978,232	1.22%	2.01%	1.58%	20.00%

Class R6 Shares (i)
Six Months Ended April 30, 2017 (Unaudited)	$11.06	0.10	(0.17)	(0.07)	(0.10)	(0.30)	(0.40)	$10.59	(0.61%	)	$16,656,510	0.47%	1.81%	0.94%	24.18%
Year Ended October 31, 2016	$11.23	0.22	0.01	0.23	(0.22)	(0.18)	(0.40)	$11.06	2.09%		$27,426,922	0.47%	1.92%	0.84%	27.59%
Year Ended October 31, 2015	$11.51	0.26	(0.08)	0.18	(0.26)	(0.20)	(0.46)	$11.23	1.62%		$10,744	0.47%	2.29%	0.80%	13.50%
Period Ended October 31, 2014 (h)	$11.46	0.07	0.05	0.12	(0.07)	–	(0.07)	$11.51	1.06%		$10,574	0.47%	2.45%	0.97%	2.33%
Period Ended July 31, 2014 (j)	$11.31	0.25	0.26	0.51	(0.25)	(0.11)	(0.36)	$11.46	4.61%		$10,461	0.47%	2.55%	0.80%	10.35%

Institutional Service Class Shares (k)
Six Months Ended April 30, 2017 (Unaudited)	$11.06	0.09	(0.17)	(0.08)	(0.09)	(0.30)	(0.39)	$10.59	(0.64%	)	$8,822,084	0.52%	1.77%	0.99%	24.18%
Year Ended October 31, 2016	$11.23	0.22	–	0.22	(0.21)	(0.18)	(0.39)	$11.06	2.05%		$11,791,502	0.52%	1.97%	0.85%	27.59%
Year Ended October 31, 2015	$11.51	0.25	(0.08)	0.17	(0.25)	(0.20)	(0.45)	$11.23	1.57%		$48,974,767	0.52%	2.24%	0.81%	13.50%
Period Ended October 31, 2014 (h)	$11.46	0.07	0.05	0.12	(0.07)	–	(0.07)	$11.51	1.04%		$51,686,161	0.52%	2.40%	1.00%	2.33%
Year Ended July 31, 2014	$11.33	0.29	0.24	0.53	(0.29)	(0.11)	(0.40)	$11.46	4.75%		$51,952,550	0.52%	2.53%	0.87%	10.35%
Year Ended July 31, 2013	$11.78	0.31	(0.41)	(0.10)	(0.31)	(0.04)	(0.35)	$11.33	(0.89%	)	$63,170,658	0.52%	2.62%	1.07%	27.00%
Year Ended July 31, 2012	$11.43	0.31	0.35	0.66	(0.31)	–	(0.31)	$11.78	5.87%		$73,230,424	0.52%	2.71%	1.08%	20.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.
(k)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide HighMark Short Term Bond Fund

Asset Allocation†

Corporate Bonds	58.9%
Mortgage-Backed Securities	13.5%
Asset-Backed Securities	11.7%
U.S. Treasury Obligations	11.4%
Collateralized Mortgage Obligations	1.2%
Commercial Mortgage-Backed Securities	1.0%
Other assets in excess of liabilities	2.3%
100.0%

Top Holdings††

U.S. Treasury Notes, 1.50%, 11/30/19	7.0%
U.S. Treasury Notes, 1.50%, 05/31/20	4.7%
Capital One Bank USA NA, 2.25%, 02/13/19	2.1%
Becton, Dickinson and Co., 1.80%, 12/15/17	1.9%
Bank of America Corp., 5.65%, 05/01/18	1.9%
FNMA Pool, 2.50%, 11/01/27	1.6%
FNMA Pool, 2.50%, 05/01/23	1.6%
Citigroup, Inc., 1.75%, 05/01/18	1.5%
Ford Motor Credit Co. LLC, 1.90%, 08/12/19	1.5%
Fifth Third Bank, 1.45%, 02/28/18	1.5%
Other Holdings	74.7%
100.0%

Top Industries††

Banks	16.8%
Oil, Gas & Consumable Fuels	7.9%
Consumer Finance	4.4%
Pharmaceuticals	3.5%
Food & Staples Retailing	2.9%
Chemicals	2.6%
Diversified Telecommunication Services	2.4%
Automobiles	2.1%
Diversified Financial Services	2.0%
Beverages	1.9%
Other Industries	53.5%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Percentages indicated are based upon total investments as of April 30, 2017.

Shareholder Expense Example	Nationwide HighMark Short Term Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide HighMark Short Term Bond Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	1,000.80	3.87	0.78
	Hypothetical	(a)(b)	1,000.00	1,020.93	3.91	0.78
Class C Shares	Actual	(a)	1,000.00	998.30	6.34	1.28
	Hypothetical	(a)(b)	1,000.00	1,018.45	6.41	1.28
Class R6 Shares(c)	Actual	(a)	1,000.00	1,002.40	2.23	0.45
	Hypothetical	(a)(b)	1,000.00	1,022.56	2.26	0.45
Institutional Service Class Shares	Actual	(a)	1,000.00	1,002.00	2.63	0.53
	Hypothetical	(a)(b)	1,000.00	1,022.17	2.66	0.53

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide HighMark Short Term Bond Fund

Asset-Backed Securities 11.7%

	Principal Amount	Market Value

Airlines 1.0%
Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.75%, 01/12/21	$1,530,417	$1,618,416
Delta Air Lines Pass Through Trust
Series 2011-1 5.30%, 04/15/19	1,309,951	1,384,618
Series 2012-1, Class A, 4.75%, 05/07/20	683,347	721,786

		3,724,820

Automobiles 6.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 2.80%, 05/20/18 (a)	866,667	867,394
CarMax Auto Owner Trust, Series 2014-3, Class A3, 1.16%, 06/17/19	1,936,616	1,935,278
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05%, 03/20/20 (a)	940,284	939,498
Ford Credit Auto Owner Trust
Series 2014-B, Class A3, 0.90%, 10/15/18	793,654	793,272
Series 2017-A, Class A2A, 1.33%, 12/15/19	5,000,000	4,995,213
Honda Auto Receivables Owner Trust, Series 2014-3, Class A3, 0.88%, 06/15/18	820,175	819,589
Hyundai Auto Receivables Trust, Series 2016-B, Class A3, 1.29%, 04/15/21	3,000,000	2,979,912
Nissan Auto Receivables Owner Trust, Series 2016-B, Class A3, 1.32%, 01/15/21	3,125,000	3,111,149
Toyota Auto Receivables Owner Trust
Series 2016-D, Class A3, 1.23%, 10/15/20	4,800,000	4,767,575
Series 2017-A, Class A3, 1.73%, 02/16/21	3,500,000	3,506,545

		24,715,425

Credit Card 2.3%
American Express Credit Account Master Trust, Series 2017-3, Class A, 1.77%, 11/15/22	4,675,000	4,664,319
Chase Issuance Trust, Series 2016-A4, Class A4, 1.49%, 07/15/22	4,000,000	3,952,098

		8,616,417

Other 1.4%
AEP Texas Central Transition Funding III LLC, Series 2012-1, Class A1, 0.88%, 12/01/18	280,883	280,682

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Other (continued)
CAL Funding II Ltd., Series 2012-1A, Class A, 3.47%, 10/25/27 (a)	$550,000	$548,720
Centerpoint Energy Transition Bond Co. II LLC, Series 2005-A, Class A4, 5.17%, 08/01/19	82,023	82,816
Centerpoint Energy Transition Bond Co. III LLC, Series 2008-A, Class A2, 5.23%, 02/01/23	834,135	877,565
Entergy Gulf States Reconstruction Funding 1 LLC, Series 2007-A, Class A2, 5.79%, 10/01/18	99,069	99,755
Ohio Phase-In-Recovery Funding LLC
Series 2013-1, Class A1, 0.96%, 07/01/18	177,185	177,038
Series 2013-1, Class A2, 2.05%, 07/01/20	2,950,000	2,962,934

		5,029,510

Road & Rail 0.2%
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2004-1 4.58%, 01/15/21	558,628	580,973

Student Loan 0.1%
SLM Student Loan Trust, Series 2011-2, Class A1, 1.59%, 11/25/27 (b)	562,314	564,520

Total Asset-Backed Securities (cost $43,299,122)		43,231,665

Collateralized Mortgage Obligations 1.2%
FDIC Trust, Series 2013-R2, Class A, 1.25%, 03/25/33 (a)	189,084	185,247
FHLMC REMICS
Series 3755, Class AL, 1.50%, 11/15/20	68,050	67,802
Series 3645, Class EH, 3.00%, 12/15/20	24,018	24,290
Series 3852, Class EA, 4.50%, 12/15/21	46,300	47,591
Series 4060, Class EA, 1.75%, 06/15/22	344,070	342,184
Series 2611, Class HD, 5.00%, 05/15/23	170,118	179,378
Series 3501, Class AC, 4.00%, 08/15/23	616	616

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

FHLMC REMICS (continued)
Series 3585, Class LA, 3.50%, 10/15/24	$68,442	$70,413
Series 3609, Class LE, 3.00%, 12/15/24	37,460	37,870
Series 3718, Class BC, 2.00%, 02/15/25	110,973	110,838
Series 3721, Class PE, 3.50%, 09/15/40	176,195	182,896
FNMA REMICS
Series 2003-3, Class BC, 5.00%, 02/25/18	13,201	13,493
Series 2011-69, Class AC, 2.00%, 05/25/18	13,834	13,819
Series 2010-95, Class BK, 1.50%, 02/25/20	75,645	75,741
Series 2012-99, Class TC, 1.50%, 09/25/22	446,982	442,273
Series 2012-93, Class DP, 1.50%, 09/25/27	454,114	442,457
Series 2012-100, Class WA, 1.50%, 09/25/27	472,024	458,895
Series 2010-66, Class QA, 4.50%, 08/25/39	40,566	41,875
GNMA
Series 2004-76, Class QA, 4.00%, 01/20/34	81,640	83,108
Series 2009-66, Class LG, 2.25%, 05/16/39	59,027	59,137
Series 2009-104, Class KE, 2.50%, 08/16/39	88,929	89,182
Series 2010-4, Class JC, 3.00%, 08/16/39	82,983	84,507
Series 2009-88, Class QE, 3.00%, 09/16/39	279,749	286,740
Series 2011-39, Class NE, 3.50%, 09/16/39	201,438	210,026
RFMSI Trust, Series 2004-S3, Class A1, 4.75%, 03/25/19	42,464	42,372
Sequoia Mortgage Trust
Series 2012-1, Class 2A1, 3.47%, 01/25/42 (b)	105,397	107,830
Series 2013-1, Class 1A1, 1.45%, 02/25/43 (b)	588,759	573,822
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-8, Class 1A8, 5.50%, 10/25/35	18,833	17,659
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 3.00%, 12/25/33 (b)	93,460	93,700

Total Collateralized Mortgage Obligations (cost $4,457,848)		4,385,761

Commercial Mortgage-Backed Securities 1.0%

	Principal Amount	Market Value

CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2, 3.06%, 12/15/47	$10,674	$10,667
COMM Mortgage Trust
Series 2012-CR2, Class A2, 2.03%, 08/15/45	14,681	14,673
Series 2013-CR8, Class A1, 1.02%, 06/10/46	1,747,132	1,741,996
FNMA ACES
Series 2012-M8, Class ASQ2, 1.52%, 12/25/19	36,722	36,731
Series 2012-M8, Class A1, 1.54%, 05/25/22	40,806	40,376
GNMA, Series 2011-20, Class A, 1.88%, 04/16/32	191,341	191,191
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class A1, 1.25%, 01/15/47	415,679	415,205
Series 2014-C19, Class A1, 1.27%, 04/15/47	278,176	277,833
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A1, 0.78%, 03/10/46	50,237	50,090
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A1, 0.69%, 10/15/45	24,227	24,212
WFRBS Commercial Mortgage Trust
Series 2012-C9, Class A1, 0.67%, 11/15/45	10,499	10,492
Series 2014-C20, Class A1, 1.28%, 05/15/47	811,248	808,387

Total Commercial Mortgage-Backed Securities (cost $3,627,757)		3,621,853

Corporate Bonds 58.9%
Automobiles 2.0%
Daimler Finance North America LLC,
1.75%, 10/30/19 (a)	2,500,000	2,476,358
General Motors Co.,
3.50%, 10/02/18	4,935,000	5,031,247

		7,507,605

Banks 16.4%
Bank of America Corp.,
5.65%, 05/01/18	6,500,000	6,744,790
Bank of America NA,
1.65%, 03/26/18	2,000,000	2,003,376
Bank of Montreal,
2.38%, 01/25/19	4,000,000	4,036,508

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
BB&T Corp.,
2.45%, 01/15/20	$3,750,000	$3,796,462
Capital One Bank USA NA,
2.25%, 02/13/19	7,400,000	7,423,710
Citigroup, Inc.,
1.75%, 05/01/18	5,500,000	5,496,975
Cooperatieve Rabobank UA,
1.38%, 08/09/19	3,500,000	3,455,641
Fifth Third Bank,
1.45%, 02/28/18	5,250,000	5,245,338
KeyCorp,
2.30%, 12/13/18	3,500,000	3,518,379
PNC Bank NA,
2.25%, 07/02/19	5,000,000	5,035,150
Royal Bank of Canada,
1.50%, 07/29/19	4,750,000	4,704,224
Toronto-Dominion Bank (The),
1.45%, 08/13/19	2,000,000	1,982,046
US Bank NA,
1.35%, 01/26/18	3,325,000	3,322,297
Wells Fargo & Co.,
1.50%, 01/16/18	3,750,000	3,748,425

		60,513,321

Beverages 1.9%
Anheuser-Busch InBev Finance, Inc.,
1.90%, 02/01/19	4,000,000	4,008,368
Molson Coors Brewing Co.,
2.25%, 03/15/20 (a)	2,970,000	2,974,422

		6,982,790

Biotechnology 1.1%
AbbVie, Inc.,
1.80%, 05/14/18	4,125,000	4,130,816

Building Products 1.1%
Johnson Controls International plc,
1.40%, 11/02/17	4,100,000	4,092,489

Capital Markets 0.7%
Bank of New York Mellon Corp. (The),
1.35%, 03/06/18	2,500,000	2,495,975
Lehman Brothers Holdings, Inc.,
5.63%, 01/24/13 *	500,000	27,250

		2,523,225

Chemicals 2.5%
Dow Chemical Co. (The),
8.55%, 05/15/19	4,000,000	4,512,300
Ecolab, Inc.,
1.55%, 01/12/18	4,725,000	4,726,177

		9,238,477

Corporate Bonds (continued)

	Principal Amount	Market Value

Consumer Finance 4.3%
American Express Credit Corp.,
1.88%, 05/03/19	$1,500,000	$1,499,196
Caterpillar Financial Services Corp.,
1.90%, 03/22/19	4,850,000	4,851,697
Ford Motor Credit Co. LLC,
1.90%, 08/12/19	5,500,000	5,450,208
PACCAR Financial Corp.,
1.65%, 02/25/19	2,500,000	2,498,325
1.20%, 08/12/19	1,500,000	1,478,036

		15,777,462

Diversified Financial Services 2.0%
JPMorgan Chase Bank NA,
6.00%, 10/01/17	4,000,000	4,073,624
KE Export Leasing LLC,
Series 2013-A, Class A, 1.28%, 02/28/25 (b)	1,366,198	1,360,791
Shell International Finance BV,
1.38%, 09/12/19	2,000,000	1,981,736

		7,416,151

Diversified Telecommunication Services 2.3%
AT&T, Inc.,
1.40%, 12/01/17	5,000,000	4,994,585
Verizon Communications, Inc.,
2.63%, 02/21/20	3,450,000	3,502,937

		8,497,522

Electric Utilities 1.2%
MidAmerican Energy Co.,
2.40%, 03/15/19	4,500,000	4,552,160

Food & Staples Retailing 2.9%
CVS Health Corp.,
1.90%, 07/20/18	4,100,000	4,109,762
Kroger Co. (The),
1.50%, 09/30/19	3,650,000	3,606,974
Walgreens Boots Alliance, Inc.,
1.75%, 11/17/17	1,800,000	1,802,884
1.75%, 05/30/18	1,000,000	1,003,766

		10,523,386

Food Products 0.6%
Kraft Heinz Foods Co.,
2.00%, 07/02/18	2,325,000	2,330,868

Health Care Equipment & Supplies 1.8%
Becton, Dickinson and Co.,
1.80%, 12/15/17	6,750,000	6,745,619

Health Care Providers & Services 1.4%
McKesson Corp.,
2.28%, 03/15/19	5,000,000	5,028,960

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Insurance 1.8%
American International Group, Inc.,
2.30%, 07/16/19	$2,500,000	$2,510,367
Berkshire Hathaway Finance Corp.,
1.70%, 03/15/19	4,000,000	4,009,728

		6,520,095

Media 1.5%
Time Warner Cable LLC,
8.25%, 04/01/19	3,000,000	3,331,608
Walt Disney Co. (The),
1.95%, 03/04/20	2,000,000	2,010,010

		5,341,618

Multiline Retail 0.5%
Macy’s Retail Holdings, Inc.,
7.45%, 07/15/17	1,750,000	1,770,036

Oil, Gas & Consumable Fuels 7.7%
BP Capital Markets plc,
2.24%, 09/26/18	2,250,000	2,266,225
Canadian Oil Sands Ltd.,
7.75%, 05/15/19 (a)	2,950,000	3,224,220
Chevron Corp.,
1.56%, 05/16/19	4,250,000	4,245,499
Cimarex Energy Co.,
5.88%, 05/01/22	3,350,000	3,454,687
Enbridge Energy Partners LP,
4.38%, 10/15/20	2,000,000	2,109,124
Enterprise Products Operating LLC,
1.65%, 05/07/18	2,250,000	2,247,660
2.55%, 10/15/19	2,000,000	2,019,206
Exxon Mobil Corp.,
1.71%, 03/01/19	2,000,000	2,004,688
Kinder Morgan, Inc.,
7.25%, 06/01/18	1,250,000	1,319,635
Magellan Midstream Partners LP,
6.55%, 07/15/19	2,200,000	2,402,629
Transcontinental Gas Pipe Line Co. LLC,
6.05%, 06/15/18	3,000,000	3,131,310

		28,424,883

Pharmaceuticals 3.4%
Actavis Funding SCS,
2.35%, 03/12/18	1,500,000	1,506,345
Bristol-Myers Squibb Co.,
1.60%, 02/27/19	2,500,000	2,496,942
Mylan NV,
2.50%, 06/07/19	1,250,000	1,256,019
Pfizer, Inc.,
1.45%, 06/03/19	2,250,000	2,240,456
Shire Acquisitions Investments Ireland DAC,
1.90%, 09/23/19	5,000,000	4,971,740

		12,471,502

Corporate Bonds (continued)

	Principal Amount	Market Value

Technology Hardware, Storage & Peripherals 0.7%
Hewlett Packard Enterprise Co.,
2.85%, 10/05/18	$2,650,000	$2,680,658

Trading Companies & Distributors 1.1%
Air Lease Corp.,
2.63%, 09/04/18	3,000,000	3,022,359
United Rentals North America, Inc.,
4.63%, 07/15/23	1,000,000	1,038,050

		4,060,409

Total Corporate Bonds (cost $217,243,661)		217,130,052

Mortgage-Backed Securities 13.5%
FHLMC Gold Pool Pool# E92833 5.50%, 12/01/17	161	162
Pool# E01311 5.50%, 02/01/18	3,368	3,408
Pool# E01488 5.00%, 10/01/18	18,335	18,824
Pool# E01497 5.50%, 11/01/18	841	860
Pool# G11712 4.50%, 07/01/20	117,050	120,771
Pool# G18065 5.00%, 07/01/20	13,934	14,535
Pool# G11723 5.50%, 07/01/20	31,831	33,230
Pool# G14780 2.50%, 07/01/23	2,280,393	2,325,736
Pool# G14899 3.00%, 11/01/23	473,163	488,000
Pool# G13746 4.50%, 01/01/25	244,920	260,895
Pool# J11719 4.00%, 02/01/25	81,378	85,573
Pool# G13888 5.00%, 06/01/25	77,686	83,176
Pool# J12604 4.00%, 07/01/25	227,749	239,547
Pool# J12635 4.00%, 07/01/25	236,555	248,797
Pool# G13908 4.00%, 10/01/25	57,102	60,048
Pool# J13543 3.50%, 11/01/25	120,061	125,707
Pool# J13795 3.50%, 12/01/25	226,914	237,608
Pool# J14965 3.50%, 04/01/26	85,434	89,462
Pool# E03083 3.50%, 03/01/27	398,819	419,163

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FHLMC Gold Pool (continued)
Pool# J19197 3.00%, 05/01/27	$583,284	$600,927
Pool# G18437 3.00%, 06/01/27	696,890	717,969
Pool# J20463 2.50%, 09/01/27	2,024,420	2,058,732
Pool# J23436 2.50%, 04/01/28	1,392,467	1,416,086
Pool# C00748 6.00%, 04/01/29	17,479	20,025
Pool# C01418 5.50%, 10/01/32	107,007	120,337
Pool# G01740 5.50%, 12/01/34	57,535	64,707
Pool# G04342 6.00%, 04/01/38	72,685	83,492
FHLMC Non Gold Pool Pool# 972136 2.86%, 01/01/34 (b)	129,732	136,848
Pool# 848191 2.83%, 12/01/34 (b)	553,111	582,271
Pool# 1B2139 3.66%, 03/01/35 (b)	71,680	76,274
Pool# 1B2446 3.26%, 11/01/35 (b)	577,243	610,430
Pool# 848621 2.98%, 09/01/36 (b)	481,346	508,176
Pool# 848251 2.91%, 10/01/36 (b)	578,223	605,919
Pool# 848134 3.05%, 06/01/39 (b)	67,791	72,169
FNMA Pool Pool# 254373 6.50%, 07/01/17	146	146
Pool# 254442 5.50%, 09/01/17	4,891	4,908
Pool# 545899 5.50%, 09/01/17	218	218
Pool# 254473 5.50%, 10/01/17	893	898
Pool# 555013 5.50%, 11/01/17	1,455	1,465
Pool# 668358 5.50%, 12/01/17	1,209	1,216
Pool# 685185 5.50%, 02/01/18	243	245
Pool# 555384 5.50%, 04/01/18	590	597
Pool# 725135 6.00%, 05/01/18	257	257
Pool# 555918 5.50%, 10/01/18	398	401

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# 735930 5.50%, 12/01/18	$7,802	$7,875
Pool# MA0517 4.00%, 09/01/20	210,608	218,474
Pool# AB4251 2.50%, 01/01/22	118,006	119,448
Pool# MA0979 3.00%, 02/01/22	227,683	234,415
Pool# AQ6703 2.50%, 11/01/22	1,641,540	1,673,969
Pool# AL3620 2.50%, 05/01/23	5,536,527	5,646,078
Pool# 981257 5.00%, 05/01/23	169,940	175,600
Pool# MA1519 3.00%, 07/01/23	2,041,960	2,102,334
Pool# MA1577 2.50%, 09/01/23	1,690,155	1,723,600
Pool# AL5434 2.50%, 03/01/24	2,335,612	2,381,797
Pool# MA1892 3.00%, 05/01/24	4,916,094	5,063,762
Pool# 931892 4.50%, 09/01/24	774,729	819,753
Pool# AL0802 4.50%, 04/01/25	198,270	209,813
Pool# AE3066 3.50%, 09/01/25	541,498	566,380
Pool# AE5487 3.50%, 10/01/25	96,275	100,700
Pool# 255894 5.00%, 10/01/25	87,499	95,775
Pool# AH0969 3.50%, 12/01/25	307,658	321,799
Pool# AB2130 3.50%, 01/01/26	91,291	95,492
Pool# AB2518 4.00%, 03/01/26	133,737	141,539
Pool# AH9377 3.50%, 04/01/26	195,226	204,205
Pool# AI2067 3.50%, 05/01/26	997,544	1,043,514
Pool# AB3298 3.50%, 07/01/26	182,789	191,214
Pool# AB4998 3.00%, 04/01/27	981,315	1,012,965
Pool# 53839 1.97%, 08/01/27 (b)	6,079	6,126
Pool# AP4568 2.50%, 09/01/27	507,720	515,525
Pool# MA1174 3.00%, 09/01/27	145,485	150,179

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# AB6782 2.50%, 11/01/27	$5,786,249	$5,875,204
Pool# AL3305 2.50%, 03/01/28	1,791,264	1,818,830
Pool# 190307 8.00%, 06/01/30	1,383	1,685
Pool# 253516 8.00%, 11/01/30	1,009	1,235
Pool# MA1138 3.50%, 08/01/32	2,150,695	2,249,070
Pool# 737253 2.95%, 09/01/33 (b)	39,220	41,140
Pool# 725726 2.96%, 06/01/34 (b)	372,112	391,411
Pool# 725773 5.50%, 09/01/34	126,398	141,682
Pool# 815323 2.79%, 01/01/35 (b)	166,980	173,653
Pool# 811773 5.50%, 01/01/35	112,654	126,299
Pool# AL1009 2.72%, 09/01/35 (b)	538,622	564,608
Pool# 829431 3.24%, 01/01/36 (b)	384,999	403,672
GNMA I Pool Pool# 723371, 4.50%, 11/15/24	207,599	221,175
GNMA II Pool Pool# 5080, 4.00%, 06/20/26	175,663	185,343

Total Mortgage-Backed Securities (cost $49,571,304)		49,557,553

U.S. Treasury Obligations 11.4%
U.S. Treasury Notes
1.50%, 11/30/19	25,000,000	25,081,050
1.50%, 05/31/20	17,000,000	17,003,978

Total U.S. Treasury Obligations (cost $42,053,914)		42,085,028

Total Investments (cost $360,253,606) (c) — 97.7%		360,011,912
Other assets in excess of liabilities — 2.3%		8,421,190

NET ASSETS — 100.0%		$368,433,102

*	Denotes a non-income producing security.

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2017 was $11,215,859 which represents 3.04% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2017. The maturity date represents the actual maturity date.

(c)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ACES	Alternative Credit Enhancement Services

BV	Private Limited Liability Company

FDIC	Federal Deposit Insurance Corporation

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

NV	Public Traded Company

plc	Public Limited Company

REMICS	Real Estate Mortgage Investment Conduits

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide HighMark Short Term Bond Fund
Assets:
Investments, at value (cost $360,253,606)	$360,011,912
Cash	7,938,002
Interest and dividends receivable	2,097,653
Receivable for investments sold	33,766
Receivable for capital shares issued	287,759
Prepaid expenses	36,791

Total Assets	370,405,883

Liabilities:
Payable for investments purchased	1,499,385
Distributions payable	61,618
Payable for capital shares redeemed	187,020
Accrued expenses and other payables:
Investment advisory fees	104,978
Fund administration fees	26,549
Distribution fees	22,768
Administrative servicing fees	23,607
Accounting and transfer agent fees	6,530
Trustee fees	1,087
Custodian fees	2,307
Compliance program costs (Note 3)	206
Professional fees	21,451
Printing fees	11,587
Other	3,688

Total Liabilities	1,972,781

Net Assets	$368,433,102

Represented by:
Capital	$375,530,153
Accumulated distributions in excess of net investment income	(391,909)
Accumulated net realized losses from investments	(6,463,448)
Net unrealized appreciation/(depreciation) from investments	(241,694)

Net Assets	$368,433,102

Net Assets:
Class A Shares	$64,146,088
Class C Shares	15,497,216
Class R6 Shares	224,893,904
Institutional Service Class Shares	63,895,894

Total	$368,433,102

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	6,451,671
Class C Shares	1,539,895
Class R6 Shares	22,580,794
Institutional Service Class Shares	6,416,958

Total	36,989,318

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide HighMark Short Term Bond Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.94
Class C Shares (b)	$10.06
Class R6 Shares	$9.96
Institutional Service Class Shares	$9.96
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.17

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $250,000, a contingent deferred sales charge of 0.50% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide HighMark Short Term Bond Fund
INVESTMENT INCOME:
Interest income	$3,265,858
Dividend income	671

Total Income	3,266,529

EXPENSES:
Investment advisory fees	646,240
Fund administration fees	80,444
Distribution fees Class A	84,969
Distribution fees Class C	58,901
Administrative servicing fees Class A	28,827
Administrative servicing fees Class C	6,786
Administrative servicing fees Institutional Service Class	23,894
Registration and filing fees	28,789
Professional fees	25,514
Printing fees	11,577
Trustee fees	5,359
Custodian fees	6,964
Accounting and transfer agent fees	17,882
Compliance program costs (Note 3)	825
Other	6,105

Total Expenses	1,033,076

NET INVESTMENT INCOME	2,233,453

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(109,944)
Net change in unrealized appreciation/(depreciation) from investments	(1,525,595)

Net realized/unrealized losses from investments	(1,635,539)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$597,914

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide HighMark Short Term Bond Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$2,233,453	$4,017,391
Net realized gains/(losses) from investments	(109,944)	18,484
Net change in unrealized appreciation/(depreciation) from investments	(1,525,595)	2,228,596

Change in net assets resulting from operations	597,914	6,264,471

Distributions to Shareholders From:
Net investment income:
Class A	(396,601)	(792,946)
Class C	(50,945)	(100,581)
Class R6 (a)	(1,694,678)	(3,048,607)
Institutional Service Class	(423,023)	(841,659)

Change in net assets from shareholder distributions	(2,565,247)	(4,783,793)

Change in net assets from capital transactions	(18,846,244)	14,626,212

Change in net assets	(20,813,577)	16,106,890

Net Assets:
Beginning of period	389,246,679	373,139,789

End of period	$368,433,102	$389,246,679

Accumulated distributions in excess of net investment income at end of period	$(391,909)	$(60,115)

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$8,414,621	$22,050,264
Dividends reinvested	298,174	599,716
Cost of shares redeemed	(15,335,406)	(33,056,496)

Total Class A Shares	(6,622,611)	(10,406,516)

Class C Shares
Proceeds from shares issued	1,955,081	4,172,217
Dividends reinvested	46,300	92,686
Cost of shares redeemed	(2,976,139)	(5,746,116)

Total Class C Shares	(974,758)	(1,481,213)

Class R6 Shares (a)
Proceeds from shares issued	7,440,744	77,447,820
Dividends reinvested	1,528,429	2,722,258
Cost of shares redeemed	(21,028,163)	(25,358,658)

Total Class R6 Shares	(12,058,990)	54,811,420

Institutional Service Class Shares
Proceeds from shares issued	26,714,666	58,783,136
Dividends reinvested	293,423	536,056
Cost of shares redeemed	(26,197,974)	(87,616,671)

Total Institutional Service Class Shares	810,115	(28,297,479)

Change in net assets from capital transactions	$(18,846,244)	$14,626,212

Statements of Changes in Net Assets (Continued)

	Nationwide HighMark Short Term Bond Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
SHARE TRANSACTIONS:
Class A Shares
Issued	846,942	2,217,687
Reinvested	30,012	60,198
Redeemed	(1,543,884)	(3,328,848)

Total Class A Shares	(666,930)	(1,050,963)

Class C Shares
Issued	194,490	414,950
Reinvested	4,604	9,194
Redeemed	(295,986)	(571,068)

Total Class C Shares	(96,892)	(146,924)

Class R6 Shares (a)
Issued	747,715	7,789,627
Reinvested	153,561	272,647
Redeemed	(2,117,095)	(2,548,990)

Total Class R6 Shares	(1,215,819)	5,513,284

Institutional Service Class Shares
Issued	2,683,952	5,904,015
Reinvested	29,485	53,705
Redeemed	(2,632,364)	(8,817,390)

Total Institutional Service Class Shares	81,073	(2,859,670)

Total change in shares	(1,898,568)	1,455,727

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide HighMark Short Term Bond Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$9.99	0.05	(0.04)	0.01	(0.06)	(0.06)	$9.94	0.08%		$64,146,088	0.78%	0.99%	0.78%	26.28%
Year Ended October 31, 2016	$9.95	0.09	0.06	0.15	(0.11)	(0.11)	$9.99	1.49%		$71,125,657	0.77%	0.87%	0.78%	48.30%
Year Ended October 31, 2015	$10.00	0.07	(0.02)	0.05	(0.10)	(0.10)	$9.95	0.49%		$81,296,544	0.76%	0.74%	0.78%	34.54%
Period Ended October 31, 2014 (h)	$10.00	0.02	–	0.02	(0.02)	(0.02)	$10.00	0.20%		$99,815,537	0.75%	0.67%	0.78%	13.12%
Year Ended July 31, 2014	$10.00	0.07	0.03	0.10	(0.10)	(0.10)	$10.00	0.98%		$43,251,067	0.81%	0.72%	0.86%	52.08%
Year Ended July 31, 2013	$10.11	0.09	(0.07)	0.02	(0.13)	(0.13)	$10.00	0.22%		$44,364,179	0.85%	0.89%	1.19%	62.00%
Year Ended July 31, 2012	$10.09	0.17	0.05	0.22	(0.20)	(0.20)	$10.11	2.18%		$31,888,147	0.88%	1.71%	1.22%	45.00%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.11	0.02	(0.04)	(0.02)	(0.03)	(0.03)	$10.06	(0.17%	)	$15,497,216	1.28%	0.47%	1.28%	26.28%
Year Ended October 31, 2016	$10.07	0.04	0.06	0.10	(0.06)	(0.06)	$10.11	0.98%		$16,553,778	1.25%	0.38%	1.28%	48.30%
Year Ended October 31, 2015	$10.12	0.03	(0.03)	–	(0.05)	(0.05)	$10.07	0.04%		$17,967,265	1.20%	0.28%	1.28%	34.54%
Period Ended October 31, 2014 (h)	$10.13	–	–	–	(0.01)	(0.01)	$10.12	(0.01%	)	$23,018,402	1.20%	0.20%	1.27%	13.12%
Year Ended July 31, 2014	$10.13	0.03	0.02	0.05	(0.05)	(0.05)	$10.13	0.50%		$19,025,184	1.26%	0.26%	1.30%	52.08%
Year Ended July 31, 2013	$10.24	0.05	(0.07)	(0.02)	(0.09)	(0.09)	$10.13	(0.24%	)	$26,690,172	1.30%	0.44%	1.44%	62.00%
Year Ended July 31, 2012	$10.21	0.13	0.05	0.18	(0.15)	(0.15)	$10.24	1.79%		$24,569,388	1.33%	1.26%	1.47%	45.00%

Class R6 Shares (i)
Six Months Ended April 30, 2017 (Unaudited)	$10.01	0.07	(0.05)	0.02	(0.07)	(0.07)	$9.96	0.24%		$224,893,904	0.45%	1.32%	0.45%	26.28%
Year Ended October 31, 2016	$9.97	0.12	0.06	0.18	(0.14)	(0.14)	$10.01	1.82%		$238,167,319	0.45%	1.20%	0.45%	48.30%
Year Ended October 31, 2015	$10.02	0.10	(0.02)	0.08	(0.13)	(0.13)	$9.97	0.80%		$182,244,438	0.45%	1.04%	0.45%	34.54%
Period Ended October 31, 2014 (h)	$10.02	0.02	0.01	0.03	(0.03)	(0.03)	$10.02	0.28%		$263,999,606	0.45%	0.96%	0.46%	13.12%
Period Ended July 31, 2014 (j)	$10.01	0.09	0.03	0.12	(0.11)	(0.11)	$10.02	1.19%		$256,250,943	0.48%	0.99%	0.48%	52.08%

Institutional Service Class Shares (k)
Six Months Ended April 30, 2017 (Unaudited)	$10.01	0.06	(0.04)	0.02	(0.07)	(0.07)	$9.96	0.20%		$63,895,894	0.53%	1.24%	0.53%	26.28%
Year Ended October 31, 2016	$9.96	0.11	0.07	0.18	(0.13)	(0.13)	$10.01	1.85%		$63,399,925	0.52%	1.12%	0.52%	48.30%
Year Ended October 31, 2015	$10.01	0.10	(0.02)	0.08	(0.13)	(0.13)	$9.96	0.76%		$91,631,542	0.49%	1.00%	0.49%	34.54%
Period Ended October 31, 2014 (h)	$10.02	0.02	–	0.02	(0.03)	(0.03)	$10.01	0.17%		$95,544,683	0.49%	0.92%	0.49%	13.12%
Year Ended July 31, 2014	$10.02	0.10	0.03	0.13	(0.13)	(0.13)	$10.02	1.26%		$83,068,672	0.54%	1.00%	0.59%	52.08%
Year Ended July 31, 2013	$10.13	0.12	(0.07)	0.05	(0.16)	(0.16)	$10.02	0.48%		$93,527,779	0.59%	1.16%	0.94%	62.00%
Year Ended July 31, 2012	$10.10	0.20	0.05	0.25	(0.22)	(0.22)	$10.13	2.55%		$102,448,607	0.61%	1.98%	0.97%	45.00%

Amounts	designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.
(k)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide High Yield Bond Fund

Asset Allocation†

Corporate Bonds	94.7%
Commercial Mortgage-Backed Securities	0.8%
Common Stock††	0.0%
Preferred Stock††	0.0%
Warrant††	0.0%
Forward Foreign Currency Contracts††	(0.0)%
Other assets in excess of liabilities	4.5%
100.0%

Top Industries†††

Oil, Gas & Consumable Fuels	13.6%
Diversified Telecommunication Services	9.2%
Health Care Providers & Services	7.0%
Media	6.9%
Hotels, Restaurants & Leisure	4.5%
Banks	4.4%
Commercial Services & Supplies	4.2%
Metals & Mining	3.3%
Diversified Financial Services	2.8%
Wireless Telecommunication Services	2.8%
Other Industries	41.3%
100.0%

Top Holdings†††

SFR Group SA, 7.38%, 05/01/26	1.7%
HCA, Inc., 7.50%, 02/15/22	0.9%
ARD Finance SA, 7.74%, 09/15/23	0.9%
Tenet Healthcare Corp., 8.13%, 04/01/22	0.9%
Altice Luxembourg SA, 7.75%, 05/15/22	0.9%
Altice Financing SA, 6.63%, 02/15/23	0.9%
SFR Group SA, 6.00%, 05/15/22	0.8%
Credit Suisse Group AG, 6.25%, 12/18/24	0.8%
Springleaf Finance Corp., 8.25%, 12/15/20	0.8%
Cemex SAB de CV, 5.91%, 10/15/18	0.8%
Other Holdings	90.6%
100.0%

Top Countries†††

United States	81.8%
Luxembourg	4.7%
Canada	3.6%
United Kingdom	3.2%
France	3.0%
Switzerland	0.9%
Mexico	0.9%
Italy	0.8%
Germany	0.8%
Bermuda	0.3%
Other Countries††	0.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2017.

Shareholder Expense Example	Nationwide High Yield Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide High Yield Bond Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	1,052.00	5.80	1.14
	Hypothetical	(a)(b)	1,000.00	1,019.14	5.71	1.14
Class C Shares	Actual	(a)	1,000.00	1,049.30	8.18	1.61
	Hypothetical	(a)(b)	1,000.00	1,016.81	8.05	1.61
Class R6 Shares(c)	Actual	(a)	1,000.00	1,051.90	3.82	0.75
	Hypothetical	(a)(b)	1,000.00	1,021.08	3.76	0.75
Institutional Service Class Shares	Actual	(a)	1,000.00	1,050.80	4.53	0.89
	Hypothetical	(a)(b)	1,000.00	1,020.38	4.46	0.89

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide High Yield Bond Fund

Commercial Mortgage-Backed Securities 0.8%

	Principal Amount	Market Value

CSMC Trust, Series 2015-DEAL, Class D 4.09%, 04/15/29 (a)(b)	$100,000	$100,375
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM 6.18%, 02/15/51 (a)	100,000	100,529

Total Commercial Mortgage-Backed Securities (cost $179,110)		200,904

Corporate Bonds 94.7%
Aerospace & Defense 1.3%
Arconic, Inc., 5.13%, 10/01/24	25,000	26,187
Bombardier, Inc.
7.75%, 03/15/20 (b)	75,000	81,225
8.75%, 12/01/21 (b)	120,000	133,500
TransDigm, Inc., 6.00%, 07/15/22	90,000	92,700

		333,612

Auto Components 1.1%
Allison Transmission, Inc., 5.00%, 10/01/24 (b)	65,000	66,219
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (b)	70,000	71,707
Icahn Enterprises LP, 6.25%, 02/01/22 (b)	65,000	67,600
Tenneco, Inc., 5.38%, 12/15/24	75,000	77,437

		282,963

Banks 4.2%
Bank of America Corp., 5.13%, 06/17/19 (c)	150,000	150,750
Citigroup, Inc., 5.95%, 01/30/23 (c)	75,000	78,844
HSBC Bank plc, Series 3M, 1.47%, 06/15/17 (c)	60,000	48,432
HSBC Bank plc, Series 2M, 1.69%, 09/29/17 (c)	60,000	48,489
JPMorgan Chase & Co., Series V, 5.00%, 07/01/19 (c)	140,000	142,577
National Westminster Bank plc, Series C, 1.31%, 05/28/17 (c)	130,000	105,235
Royal Bank of Scotland Group plc Reg. S, 5.25%, 06/30/17 (c)	EUR 50,000	53,650
5.50%, 06/30/17 (c)	50,000	54,329
6.00%, 12/19/23	$120,000	129,422
7.64%, 09/30/31 (c)	60,000	71,100
Standard Chartered plc
2.68%, 01/30/27 (b)(c)	100,000	84,625

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
Standard Chartered plc (continued)
7.01%, 07/30/37 (b)(c)	$100,000	$111,250

		1,078,703

Building Products 1.0%
Builders FirstSource, Inc., 5.63%, 09/01/24 (b)	81,000	84,037
Summit Materials LLC, 6.13%, 07/15/23	175,000	183,313

		267,350

Capital Markets 2.6%
Credit Suisse Group AG, 6.25%, 12/18/24 (b)(c)	200,000	208,484
Eagle Holding Co. II LLC, 7.63%, 05/15/22 (b)	15,000	15,281
KCG Holdings, Inc., 6.88%, 03/15/20 (b)	125,000	130,000
Morgan Stanley, Series H, 5.45%, 07/15/19 (c)	150,000	153,562
MSCI, Inc.
5.75%, 08/15/25 (b)	75,000	80,813
4.75%, 08/01/26 (b)	74,000	76,035

		664,175

Chemicals 1.5%
Blue Cube Spinco, Inc., 9.75%, 10/15/23	50,000	60,500
GCP Applied Technologies, Inc., 9.50%, 02/01/23 (b)	61,000	69,540
INEOS Group Holdings SA, 5.38%, 08/01/24 (b)	EUR 100,000	115,718
Kraton Polymers LLC, 7.00%, 04/15/25 (b)	$70,000	73,500
Tronox Finance LLC, 6.38%, 08/15/20	25,000	25,406
WR Grace & Co.-Conn, 5.63%, 10/01/24 (b)	50,000	54,250

		398,914

Commercial Services & Supplies 4.0%
APX Group, Inc., 8.75%, 12/01/20	160,000	165,800
Constellis Holdings LLC, 9.75%, 05/15/20 (b)	105,000	112,959
Corporate Risk Holdings LLC, 9.50%, 07/01/19 (b)	115,000	122,475
Covanta Holding Corp., 5.88%, 07/01/25	70,000	70,000
GW Honos Security Corp., 8.75%, 05/15/25 (b)	30,000	30,600
Harland Clarke Holdings Corp., 8.38%, 08/15/22 (b)	70,000	72,100

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Services & Supplies (continued)
Premier Graphics, Inc., 11.50%, 12/01/05 (d)(e)(f)	$4,250,000	$0
Prime Security Services Borrower LLC, 9.25%, 05/15/23 (b)	170,000	185,725
RR Donnelley & Sons Co.
7.88%, 03/15/21	75,000	81,000
6.00%, 04/01/24	100,000	93,875
TMS International Corp., 7.63%, 10/15/21 (b)	100,000	100,750

		1,035,284

Communications Equipment 0.5%
CommScope Technologies LLC, 6.00%, 06/15/25 (b)	130,000	138,612

Construction & Engineering 0.9%
AECOM, 5.88%, 10/15/24	65,000	69,745
Michael Baker Holdings LLC, 8.87%, 04/15/19 (a)(b)(g)	35,000	35,219
Michael Baker International LLC, 8.25%, 10/15/18 (b)	85,000	88,400
Tutor Perini Corp., 6.88%, 05/01/25 (b)	30,000	31,500

		224,864

Construction Materials 0.8%
Cemex SAB de CV, 5.91%, 10/15/18 (a)(b)	200,000	208,140

Consumer Finance 2.3%
Ally Financial, Inc.
4.13%, 02/13/22	50,000	50,312
8.00%, 11/01/31	50,000	59,500
Credit Acceptance Corp., 7.38%, 03/15/23	60,000	60,000
Enova International, Inc., 9.75%, 06/01/21	18,000	18,360
Navient Corp., 8.00%, 03/25/20	65,000	71,338
Springleaf Finance Corp., 8.25%, 12/15/20	190,000	208,183
TMX Finance LLC, 8.50%, 09/15/18 (b)	140,000	131,600

		599,293

Containers & Packaging 1.5%
ARD Finance SA, 7.74%, 09/15/23 (b)(g)	EUR 200,000	226,302
BWAY Holding Co., 5.50%, 04/15/24 (b)	$75,000	75,844
Owens-Brockway Glass Container, Inc., 5.00%, 01/15/22 (b)	75,000	77,906

		380,052

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Financial Services 1.9%
FBM Finance, Inc., 8.25%, 08/15/21 (b)	$100,000	$108,000
Jefferies Finance LLC, 7.38%, 04/01/20 (b)	200,000	204,500
NewStar Financial, Inc., 7.25%, 05/01/20	70,000	72,188
SquareTwo Financial Corp., 11.00%, 05/24/19 (d)(e)	246,883	107,641

		492,329

Diversified Telecommunication Services 8.8%
CCO Holdings LLC
5.88%, 04/01/24 (b)	25,000	26,781
5.50%, 05/01/26 (b)	175,000	183,642
5.13%, 05/01/27 (b)	5,000	5,100
CenturyLink, Inc., Series Y, 7.50%, 04/01/24	85,000	92,353
Embarq Corp., 8.00%, 06/01/36	75,000	76,406
Frontier Communications Corp.
8.88%, 09/15/20	25,000	26,390
9.25%, 07/01/21	100,000	102,021
11.00%, 09/15/25	125,000	120,469
Intelsat Jackson Holdings SA
7.25%, 04/01/19	30,000	28,837
7.50%, 04/01/21	50,000	45,750
5.50%, 08/01/23	200,000	170,750
8.00%, 02/15/24 (b)	38,000	40,850
Level 3 Financing, Inc.
5.38%, 05/01/25	75,000	78,188
5.25%, 03/15/26	125,000	128,916
SFR Group SA
6.00%, 05/15/22 (b)	200,000	208,500
7.38%, 05/01/26 (b)	400,000	420,500
Sprint Capital Corp., 8.75%, 03/15/32	75,000	92,297
Wind Acquisition Finance SA, 7.38%, 04/23/21 (b)	200,000	208,000
Windstream Services LLC
7.75%, 10/01/21	135,000	135,675
7.50%, 04/01/23	75,000	70,594

		2,262,019

Electronic Equipment, Instruments & Components 0.6%
Belden, Inc., 5.25%, 07/15/24 (b)	75,000	75,750
CDW LLC, 5.50%, 12/01/24	75,000	79,875

		155,625

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Energy Equipment & Services 2.7%
Ensco plc
8.00%, 01/31/24	$21,000	$20,842
5.75%, 10/01/44	25,000	18,210
Noble Holding International Ltd.
7.75%, 01/15/24	60,000	54,750
6.20%, 08/01/40	25,000	17,625
Precision Drilling Corp.
7.75%, 12/15/23 (b)	30,000	31,800
5.25%, 11/15/24	35,000	33,688
Rowan Cos., Inc., 4.75%, 01/15/24	75,000	66,000
SESI LLC, 7.13%, 12/15/21	65,000	65,650
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (b)	57,000	61,703
Transocean, Inc.
8.13%, 12/15/21	25,000	26,000
9.00%, 07/15/23 (b)	65,000	69,306
Trinidad Drilling Ltd., 6.63%, 02/15/25 (b)	105,000	105,788
Weatherford International Ltd.
7.75%, 06/15/21	75,000	79,969
9.88%, 02/15/24 (b)	10,000	11,650
7.00%, 03/15/38	25,000	23,937

		686,918

Equity Real Estate Investment Trusts (REITs) 2.3%
Equinix, Inc.
5.38%, 04/01/23	135,000	140,569
5.38%, 05/15/27	25,000	26,120
MGM Growth Properties Operating Partnership LP, 4.50%, 09/01/26	70,000	69,737
Uniti Group, Inc.
8.25%, 10/15/23	150,000	160,078
7.13%, 12/15/24 (b)	65,000	66,238
VEREIT Operating Partnership LP, 4.88%, 06/01/26	125,000	132,449

		595,191

Food & Staples Retailing 0.8%
Albertsons Cos. LLC, 6.63%, 06/15/24 (b)	85,000	86,912
New Albertsons, Inc., 7.45%, 08/01/29	70,000	65,975
Rite Aid Corp., 6.13%, 04/01/23 (b)	60,000	59,400

		212,287

Food Products 0.9%
B&G Foods, Inc., 5.25%, 04/01/25	25,000	25,594

Corporate Bonds (continued)

	Principal Amount	Market Value

Food Products (continued)
Dean Foods Co., 6.50%, 03/15/23 (b)	$100,000	$105,500
Post Holdings, Inc., 5.50%, 03/01/25 (b)	85,000	88,825

		219,919

Gas Utilities 0.3%
AmeriGas Partners LP, 5.75%, 05/20/27	75,000	75,187

Health Care Equipment & Supplies 0.8%
Alere, Inc., 6.38%, 07/01/23 (b)	40,000	43,550
DJO Finco, Inc., 8.13%, 06/15/21 (b)	50,000	44,125
Hill-Rom Holdings, Inc., 5.75%, 09/01/23 (b)	75,000	78,375
Mallinckrodt International Finance SA, 5.75%, 08/01/22 (b)	50,000	49,125

		215,175

Health Care Providers & Services 6.6%
Centene Corp.
6.13%, 02/15/24	75,000	80,813
4.75%, 01/15/25	125,000	127,031
Community Health Systems, Inc.
7.13%, 07/15/20	85,000	76,287
6.88%, 02/01/22	35,000	28,963
6.25%, 03/31/23	50,000	50,875
DaVita, Inc.
5.13%, 07/15/24	60,000	61,688
5.00%, 05/01/25	75,000	75,562
Envision Healthcare Corp., 5.63%, 07/15/22	150,000	154,747
HCA, Inc.
7.50%, 02/15/22	200,000	230,080
5.88%, 03/15/22	75,000	83,156
5.00%, 03/15/24	50,000	53,063
5.38%, 02/01/25	115,000	119,744
5.25%, 06/15/26	125,000	133,281
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (b)	85,000	91,375
Tenet Healthcare Corp.
6.00%, 10/01/20	65,000	68,413
7.50%, 01/01/22 (b)	35,000	37,450
8.13%, 04/01/22	210,000	213,150
WellCare Health Plans, Inc., 5.25%, 04/01/25	30,000	31,200

		1,716,878

Hotels, Restaurants & Leisure 4.3%
GLP Capital LP, 5.38%, 04/15/26	75,000	79,125

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Hotels, Restaurants & Leisure (continued)
Greektown Holdings LLC, 8.88%, 03/15/19 (b)	$60,000	$62,663
Hilton Domestic Operating Co., Inc., 4.25%, 09/01/24 (b)	65,000	65,487
Hilton Grand Vacations Borrower LLC, 6.13%, 12/01/24 (b)	75,000	79,875
Jack Ohio Finance LLC
6.75%, 11/15/21 (b)	45,000	47,025
10.25%, 11/15/22 (b)	40,000	43,350
Jacobs Entertainment, Inc., 7.88%, 02/01/24 (b)	65,000	67,925
Landry’s, Inc., 6.75%, 10/15/24 (b)	75,000	78,563
MGM Resorts International, 6.00%, 03/15/23	100,000	109,250
NCL Corp. Ltd., 4.75%, 12/15/21 (b)	70,000	71,750
Penn National Gaming, Inc., 5.63%, 01/15/27 (b)	120,000	120,900
Rivers Pittsburgh Borrower LP, 6.13%, 08/15/21 (b)	40,000	40,433
Scientific Games International, Inc., 10.00%, 12/01/22	175,000	189,875
Speedway Motorsports, Inc., 5.13%, 02/01/23	65,000	65,650

		1,121,871

Household Durables 1.3%
CalAtlantic Group, Inc., 5.25%, 06/01/26	75,000	77,062
M/I Homes, Inc., 6.75%, 01/15/21	75,000	78,563
PulteGroup, Inc., 5.50%, 03/01/26	130,000	137,150
Shea Homes LP
5.88%, 04/01/23 (b)	45,000	45,450
6.13%, 04/01/25 (b)	10,000	10,100

		348,325

Household Products 0.3%
Spectrum Brands, Inc., 6.63%, 11/15/22	75,000	78,938

Independent Power and Renewable Electricity Producers 2.2%
Calpine Corp.
5.38%, 01/15/23	75,000	73,875
5.25%, 06/01/26 (b)	50,000	50,312
Dynegy, Inc.
6.75%, 11/01/19	65,000	65,975
7.38%, 11/01/22	140,000	134,050
NRG Energy, Inc., 6.25%, 07/15/22	175,000	178,292

Corporate Bonds (continued)

	Principal Amount	Market Value

Independent Power and Renewable Electricity Producers (continued)
NRG Yield Operating LLC, 5.38%, 08/15/24	$75,000	$76,688

		579,192

Insurance 0.8%
Hub Holdings LLC, 8.12%, 07/15/19 (b)(g)	50,000	50,250
HUB International Ltd., 7.88%, 10/01/21 (b)	120,000	125,718
Lincoln National Corp., 7.00%, 06/15/40	20,000	26,230

		202,198

Internet & Direct Marketing Retail 0.5%
Netflix, Inc.
5.88%, 02/15/25	70,000	75,950
4.38%, 11/15/26 (b)	50,000	49,250

		125,200

Internet Software & Services 0.7%
Zayo Group LLC, 5.75%, 01/15/27 (b)	160,000	169,800

IT Services 1.0%
Conduent Finance, Inc., 10.50%, 12/15/24 (b)	55,000	63,800
First Data Corp., 7.00%, 12/01/23 (b)	180,000	192,996

		256,796

Machinery 1.9%
BlueLine Rental Finance Corp., 9.25%, 03/15/24 (b)	20,000	20,900
Cloud Crane LLC, 10.13%, 08/01/24 (b)	85,000	90,737
CNH Industrial Capital LLC, 3.88%, 10/15/21	35,000	35,219
Meritor, Inc., 6.25%, 02/15/24	120,000	124,500
Novelis Corp.
6.25%, 08/15/24 (b)	17,000	17,892
5.88%, 09/30/26 (b)	51,000	52,403
SPX FLOW, Inc., 5.63%, 08/15/24 (b)	50,000	50,625
Tennant Co., 5.63%, 05/01/25 (b)	15,000	15,581
Terex Corp., 5.63%, 02/01/25 (b)	85,000	86,913

		494,770

Marine 0.7%
CMA CGM SA, 7.75%, 01/15/21 (b)	EUR 100,000	112,806

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Marine (continued)
Teekay Offshore Partners LP, 6.00%, 07/30/19	$75,000	$70,125

		182,931

Media 6.6%
Altice Financing SA, 6.63%, 02/15/23 (b)	200,000	211,750
Altice Luxembourg SA, 7.75%, 05/15/22 (b)	200,000	212,526
Cablevision Systems Corp., 5.88%, 09/15/22	75,000	76,969
CBS Radio, Inc., 7.25%, 11/01/24 (b)	75,000	81,562
Cinemark USA, Inc., 4.88%, 06/01/23	75,000	76,125
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 03/15/20	115,000	116,294
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	75,000	76,500
DISH DBS Corp.
5.88%, 11/15/24	50,000	52,500
7.75%, 07/01/26	100,000	117,125
Lamar Media Corp., 5.38%, 01/15/24	125,000	131,875
Sirius XM Radio, Inc.
5.38%, 04/15/25 (b)	125,000	128,281
5.38%, 07/15/26 (b)	75,000	76,781
TEGNA, Inc., 6.38%, 10/15/23	120,000	127,500
Unitymedia Hessen GmbH & Co. KG, 5.00%, 01/15/25 (b)	200,000	207,628

		1,693,416

Metals & Mining 3.1%
AK Steel Corp., 7.63%, 10/01/21	100,000	104,375
Alcoa Nederland Holding BV
6.75%, 09/30/24 (b)	20,000	21,880
7.00%, 09/30/26 (b)	20,000	22,100
ArcelorMittal, 6.13%, 06/01/25	60,000	67,338
Cliffs Natural Resources, Inc., 5.75%, 03/01/25 (b)	60,000	57,900
First Quantum Minerals Ltd., 7.00%, 02/15/21 (b)	75,000	77,625
Freeport-McMoRan, Inc.
6.88%, 02/15/23 (b)	25,000	26,313
4.55%, 11/14/24	40,000	37,580
Hudbay Minerals, Inc.
7.25%, 01/15/23 (b)	20,000	21,275
7.63%, 01/15/25 (b)	45,000	48,206

Corporate Bonds (continued)

	Principal Amount	Market Value

Metals & Mining (continued)
Steel Dynamics, Inc., 5.25%, 04/15/23	$125,000	$129,375
Teck Resources Ltd.
4.75%, 01/15/22	68,000	70,380
6.25%, 07/15/41	120,000	127,200

		811,547

Multiline Retail 0.5%
Dollar Tree, Inc., 5.75%, 03/01/23	25,000	26,525
JC Penney Corp., Inc.
8.13%, 10/01/19	30,000	32,700
5.88%, 07/01/23 (b)	25,000	25,250
6.38%, 10/15/36	75,000	57,375

		141,850

Oil, Gas & Consumable Fuels 13.0%
Alta Mesa Holdings LP, 7.88%, 12/15/24 (b)	25,000	26,250
Antero Midstream Partners LP, 5.38%, 09/15/24 (b)	30,000	30,675
Antero Resources Corp., 5.00%, 03/01/25 (b)	40,000	39,500
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/22 (b)	65,000	67,194
Blue Racer Midstream LLC, 6.13%, 11/15/22 (b)	100,000	102,500
California Resources Corp., 8.00%, 12/15/22 (b)	120,000	91,800
Calumet Specialty Products Partners LP, 6.50%, 04/15/21	105,000	88,725
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23	80,000	80,600
Cenovus Energy, Inc.
6.75%, 11/15/39	25,000	28,192
4.45%, 09/15/42	30,000	25,903
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25 (b)	130,000	138,450
Chesapeake Energy Corp.
8.00%, 12/15/22 (b)	110,000	115,912
8.00%, 01/15/25 (b)	90,000	88,988
Continental Resources, Inc.
5.00%, 09/15/22	40,000	40,350
4.50%, 04/15/23	50,000	49,250
Crestwood Midstream Partners LP, 5.75%, 04/01/25 (b)	75,000	77,812
DCP Midstream Operating LP, 6.75%, 09/15/37 (b)	25,000	27,391
Denbury Resources, Inc.
9.00%, 05/15/21 (b)	15,000	15,825
5.50%, 05/01/22	30,000	22,350

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer Equity LP, 5.88%, 01/15/24	$50,000	$53,875
EP Energy LLC
9.38%, 05/01/20	30,000	28,388
8.00%, 11/29/24 (b)	25,000	26,156
Genesis Energy LP, 5.63%, 06/15/24	130,000	127,725
Gulfport Energy Corp., 6.00%, 10/15/24 (b)	85,000	83,725
Halcon Resources Corp., 6.75%, 02/15/25 (b)	40,000	38,400
Hilcorp Energy I LP, 5.75%, 10/01/25 (b)	75,000	72,750
Holly Energy Partners LP, 6.00%, 08/01/24 (b)	33,000	34,897
MEG Energy Corp., 6.50%, 01/15/25 (b)	70,000	69,125
Murphy Oil Corp., 4.70%, 12/01/22	45,000	43,987
Newfield Exploration Co.
5.75%, 01/30/22	25,000	26,563
5.63%, 07/01/24	80,000	84,550
NuStar Logistics LP, 4.75%, 02/01/22	25,000	25,250
Oasis Petroleum, Inc., 6.88%, 03/15/22	65,000	65,813
ONEOK, Inc., 7.50%, 09/01/23	25,000	29,573
Parsley Energy LLC
6.25%, 06/01/24 (b)	25,000	26,437
5.38%, 01/15/25 (b)	35,000	35,350
PBF Logistics LP, 6.88%, 05/15/23	25,000	25,625
PDC Energy, Inc., 6.13%, 09/15/24 (b)	45,000	46,125
Peabody Energy Corp.
6.00%, 03/31/22 (b)	15,000	15,300
6.38%, 03/31/25 (b)	50,000	50,750
QEP Resources, Inc., 5.25%, 05/01/23	75,000	73,313
Range Resources Corp.
5.75%, 06/01/21 (b)	75,000	77,250
5.00%, 03/15/23 (b)	25,000	24,750
Rice Energy, Inc., 6.25%, 05/01/22	75,000	78,422
RSP Permian, Inc.
6.63%, 10/01/22	20,000	21,075
5.25%, 01/15/25 (b)	75,000	76,125
Sanchez Energy Corp., 6.13%, 01/15/23	75,000	68,999
SM Energy Co., 6.13%, 11/15/22	75,000	76,313

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Summit Midstream Holdings LLC, 5.50%, 08/15/22	$80,000	$80,200
Sunoco LP
6.25%, 04/15/21	50,000	52,812
6.38%, 04/01/23	50,000	53,250
Targa Resources Partners LP, 5.13%, 02/01/25 (b)	50,000	51,625
Tesoro Corp., 5.13%, 12/15/26 (b)	85,000	90,525
Tesoro Logistics LP, 6.38%, 05/01/24	60,000	65,550
Ultra Resources, Inc., 6.88%, 04/15/22 (b)	55,000	55,619
Westmoreland Coal Co., 8.75%, 01/01/22 (b)	70,000	64,750
Whiting Petroleum Corp., 5.75%, 03/15/21	80,000	79,600
Williams Cos., Inc. (The), 4.55%, 06/24/24	50,000	51,188
Williams Cos., Inc. (The), Series A, 7.50%, 01/15/31	20,000	23,650
WPX Energy, Inc., 7.50%, 08/01/20	25,000	26,500

		3,359,547

Paper & Forest Products 0.2%
Boise Cascade Co., 5.63%, 09/01/24 (b)	50,000	51,375

Personal Products 0.4%
Revlon Consumer Products Corp., 5.75%, 02/15/21	100,000	99,500

Pharmaceuticals 1.6%
Valeant Pharmaceuticals International, Inc.
6.75%, 08/15/18 (b)	43,000	42,893
7.00%, 10/01/20 (b)	145,000	127,237
6.50%, 03/15/22 (b)	125,000	127,969
5.88%, 05/15/23 (b)	170,000	125,587

		423,686

Professional Services 0.3%
Booz Allen Hamilton, Inc., 5.13%, 05/01/25 (b)	65,000	66,138

Real Estate Management & Development 0.5%
Crescent Communities LLC, 8.88%, 10/15/21 (b)	130,000	136,500

Road & Rail 0.3%
Avis Budget Car Rental LLC, 5.50%, 04/01/23	75,000	73,875

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Semiconductors & Semiconductor Equipment 0.4%
Qorvo, Inc., 6.75%, 12/01/23	$100,000	$108,500

Software 1.1%
BMC Software Finance, Inc., 8.13%, 07/15/21 (b)	75,000	76,266
Change Healthcare Holdings LLC, 5.75%, 03/01/25 (b)	70,000	71,837
Infor US, Inc.
5.75%, 05/15/22	EUR 100,000	111,218
6.50%, 05/15/22	$20,000	20,800

		280,121

Specialty Retail 0.5%
CST Brands, Inc., 5.00%, 05/01/23	25,000	25,937
Party City Holdings, Inc., 6.13%, 08/15/23 (b)	105,000	108,150

		134,087

Technology Hardware, Storage & Peripherals 1.0%
Diamond 1 Finance Corp.
5.88%, 06/15/21 (b)	25,000	26,500
7.13%, 06/15/24 (b)	100,000	110,534
NCR Corp., 6.38%, 12/15/23	125,000	134,000

		271,034

Thrifts & Mortgage Finance 1.1%
Provident Funding Associates LP, 6.75%, 06/15/21 (b)	75,000	76,875
Quicken Loans, Inc., 5.75%, 05/01/25 (b)	195,000	196,950

		273,825

Trading Companies & Distributors 0.3%
Beacon Roofing Supply, Inc., 6.38%, 10/01/23	60,000	64,650

Wireless Telecommunication Services 2.7%
Sprint Corp.
7.25%, 09/15/21	175,000	191,406
7.88%, 09/15/23	125,000	140,313
7.63%, 02/15/25	125,000	139,531
T-Mobile USA, Inc.
6.63%, 04/01/23	100,000	106,875
6.38%, 03/01/25	100,000	109,282

		687,407

Total Corporate Bonds (cost $23,682,911)		24,480,569

Common Stock 0.0%†

	Shares	Market Value

Hotels, Restaurants & Leisure 0.0%†
American Restaurant Group, Inc* (d)(e)	972	$0

Total Common Stock (cost $—)		0

Preferred Stock 0.0%†
Consumer Finance 0.0%†
SquareTwo TL, 0.00%* (d)(e)	355	0

Total Preferred Stock (cost $12,425)		0

Warrant 0.0%†

	Number of Warrants

Aerospace & Defense 0.0%†
Sabreliner Corp., expiring 06/08/18* (d)(e)	8,400	0

Total Warrant (cost $—)		0

Total Investments (cost $23,874,446) (h) — 95.5%		24,681,473

Other assets in excess of liabilities — 4.5%		1,162,649

NET ASSETS — 100.0%		$25,844,122

*	Denotes a non-income producing security.

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2017. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2017 was $11,984,384 which represents 46.37% of net assets.

(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2017. The maturity date reflects the next call date.

(d)	Fair valued security.

(e)	Illiquid security.

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

(f)	Security in default.

(g)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.

(h)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AG	Stock Corporation

BV	Private Limited Liability Company

GmbH	Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

plc	Public Limited Company
Reg.S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

REIT	Real Estate Investment Trust

SA	Stock Company

SAB de CV	Public Traded Company

Currency:

EUR	Euro

At April 30, 2017, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Euro	JPMorgan Chase Bank	05/10/17	(535,000)	$(571,109)	$(583,002)	$(11,893)

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide High Yield Bond Fund
Assets:
Investments, at value (cost $23,874,446)	$24,681,473
Cash	706,858
Foreign currencies, at value (cost $293)	301
Interest and dividends receivable	383,169
Receivable for investments sold	309,577
Receivable for capital shares issued	1,066
Reclaims receivable	488
Reimbursement from investment adviser (Note 3)	13,630
Prepaid expenses	35,961

Total Assets	26,132,523

Liabilities:
Payable for investments purchased	159,685
Distributions payable	4,996
Payable for capital shares redeemed	30,642
Unrealized depreciation on forward foreign currency contracts (Note 2)	11,893
Accrued expenses and other payables:
Investment advisory fees	11,647
Fund administration fees	20,556
Distribution fees	6,131
Administrative servicing fees	5,983
Accounting and transfer agent fees	2,867
Trustee fees	71
Custodian fees	175
Compliance program costs (Note 3)	14
Professional fees	21,115
Printing fees	9,718
Other	2,908

Total Liabilities	288,401

Net Assets	$25,844,122

Represented by:
Capital	$54,382,095
Accumulated distributions in excess of net investment income	(16,290)
Accumulated net realized losses from investments forward and foreign currency transactions	(29,317,077)
Net unrealized appreciation/(depreciation) from investments	807,027
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(11,893)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	260

Net Assets	$25,844,122

Net Assets:
Class A Shares	$17,736,027
Class C Shares	4,042,445
Class R6 Shares	3,494,785
Institutional Service Class Shares	570,865

Total	$25,844,122

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide High Yield Bond Fund
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	2,992,278
Class C Shares	678,332
Class R6 Shares	586,031
Institutional Service Class Shares	95,594

Total	4,352,235

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$5.93
Class C Shares (b)	$5.96
Class R6 Shares	$5.96
Institutional Service Class Shares	$5.97
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$6.19

Maximum Sales Charge:
Class A Shares	4.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 0.75% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide High Yield Bond Fund
INVESTMENT INCOME:
Interest income	$845,645
Dividend income	6

Total Income	845,651

EXPENSES:
Investment advisory fees	72,862
Fund administration fees	43,720
Distribution fees Class A	21,901
Distribution fees Class C	15,429
Administrative servicing fees Class A	12,265
Administrative servicing fees Class C	2,263
Administrative servicing fees Institutional Service Class	972
Registration and filing fees	23,468
Professional fees	19,843
Printing fees	8,036
Trustee fees	385
Custodian fees	595
Accounting and transfer agent fees	8,797
Compliance program costs (Note 3)	60
Other	2,631

Total expenses before expenses reimbursed	233,227

Expenses reimbursed by adviser (Note 3)	(80,953)

Net Expenses	152,274

NET INVESTMENT INCOME	693,377

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	282,765
Net realized gains from forward and foreign currency transactions (Note 2)	23,837

Net realized gains from investments, forward and foreign currency transactions	306,602

Net change in unrealized appreciation/(depreciation) from investments	332,831
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(21,947)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	455

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	311,339

Net realized/unrealized gains from investments, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	617,941

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,311,318

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide High Yield Bond Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$693,377	$1,391,004
Net realized gains/(losses) from investments, forward and foreign currency transactions	306,602	(2,848,828)
Net change in unrealized appreciation/(depreciation) from investments forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	311,339	2,254,753

Change in net assets resulting from operations	1,311,318	796,929

Distributions to Shareholders From:
Net investment income:
Class A	(476,393)	(949,698)
Class C	(101,665)	(218,240)
Class R6 (a)	(100,474)	(197,230)
Institutional Service Class	(38,845)	(26,059)

Change in net assets from shareholder distributions	(717,377)	(1,391,227)

Change in net assets from capital transactions	(772,142)	(11,753,026)

Change in net assets	(178,201)	(12,347,324)

Net Assets:
Beginning of period	26,022,323	38,369,647

End of period	$25,844,122	$26,022,323

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(16,290)	$7,710

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$684,180	$596,687
Dividends reinvested	457,546	911,464
Cost of shares redeemed	(1,528,232)	(11,665,666)

Total Class A Shares	(386,506)	(10,157,515)

Class C Shares
Proceeds from shares issued	7,162	98,445
Dividends reinvested	98,759	211,646
Cost of shares redeemed	(410,957)	(1,479,163)

Total Class C Shares	(305,036)	(1,169,072)

Class R6 Shares (a)
Proceeds from shares issued	4,269	134,081
Dividends reinvested	91,988	180,153
Cost of shares redeemed	(228,954)	(747,088)

Total Class R6 Shares	(132,697)	(432,854)

Institutional Service Class Shares
Proceeds from shares issued	1,743,031	342,100
Dividends reinvested	37,075	23,048
Cost of shares redeemed	(1,728,009)	(358,733)

Total Institutional Service Class Shares	52,097	6,415

Change in net assets from capital transactions	$(772,142)	$(11,753,026)

Statements of Changes in Net Assets (Continued)

	Nationwide High Yield Bond Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
SHARE TRANSACTIONS:
Class A Shares
Issued	117,190	104,709
Reinvested	78,204	162,584
Redeemed	(262,363)	(2,076,819)

Total Class A Shares	(66,969)	(1,809,526)

Class C Shares
Issued	1,220	17,612
Reinvested	16,795	37,567
Redeemed	(70,091)	(263,273)

Total Class C Shares	(52,076)	(208,094)

Class R6 Shares (a)
Issued	722	23,333
Reinvested	15,628	31,943
Redeemed	(39,215)	(131,948)

Total Class R6 Shares	(22,865)	(76,672)

Institutional Service Class Shares
Issued	299,014	62,206
Reinvested	6,280	4,082
Redeemed	(294,682)	(64,611)

Total Institutional Service Class Shares	10,612	1,677

Total change in shares	(131,298)	(2,092,615)

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide High Yield Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$5.79	0.15	0.15	0.30	(0.16)	(0.16)	–	$5.93	5.20%		$17,736,027	1.14%	5.26%	1.76%	51.77%
Year Ended October 31, 2016	$5.83	0.29	(0.04)	0.25	(0.29)	(0.29)	–	$5.79	4.51%		$17,723,109	1.13%	5.12%	1.77%	64.40%
Year Ended October 31, 2015	$6.32	0.31	(0.49)	(0.18)	(0.31)	(0.31)	–	$5.83	(2.90%	)	$28,363,470	1.12%	5.10%	1.49%	42.55%
Year Ended October 31, 2014	$6.32	0.34	–	0.34	(0.34)	(0.34)	–	$6.32	5.53%		$24,255,364	1.07%	5.37%	1.38%	52.31%
Period Ended October 31, 2013 (h)	$6.14	0.12	0.18	0.30	(0.12)	(0.12)	–	$6.32	4.98%		$26,581,284	1.01%	5.89%	1.60%	22.92%
Year Ended June 30, 2013	$6.09	0.39	0.08	0.47	(0.42)	(0.42)	–	$6.14	7.82%		$27,010,702	1.13%	6.15%	1.38%	56.76%
Year Ended June 30, 2012	$6.22	0.42	(0.13)	0.29	(0.42)	(0.42)	–	$6.09	5.06%		$36,305,809	1.20%	6.98%	1.33%	50.00%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$5.82	0.14	0.14	0.28	(0.14)	(0.14)	–	$5.96	4.93%		$4,042,445	1.61%	4.76%	2.22%	51.77%
Year Ended October 31, 2016	$5.86	0.26	(0.04)	0.22	(0.26)	(0.26)	–	$5.82	3.97%		$4,254,302	1.62%	4.60%	2.26%	64.40%
Year Ended October 31, 2015	$6.35	0.28	(0.49)	(0.21)	(0.28)	(0.28)	–	$5.86	(3.39%	)	$5,498,443	1.63%	4.58%	2.00%	42.55%
Year Ended October 31, 2014	$6.36	0.31	(0.01)	0.30	(0.31)	(0.31)	–	$6.35	4.82%		$6,423,829	1.55%	4.89%	1.86%	52.31%
Period Ended October 31, 2013 (h)	$6.17	0.11	0.19	0.30	(0.11)	(0.11)	–	$6.36	4.95%		$7,610,065	1.50%	5.36%	2.08%	22.92%
Year Ended June 30, 2013	$6.09	0.37	0.08	0.45	(0.37)	(0.37)	–	$6.17	7.49%		$7,366,722	1.40%	5.83%	1.66%	56.76%
Year Ended June 30, 2012	$6.23	0.39	(0.14)	0.25	(0.39)	(0.39)	–	$6.09	4.35%		$7,872,256	1.70%	6.46%	1.83%	50.00%

Class R6 Shares (i)
Six Months Ended April 30, 2017 (Unaudited)	$5.83	0.16	0.14	0.30	(0.17)	(0.17)	–	$5.96	5.19%		$3,494,785	0.75%	5.61%	1.36%	51.77%
Year Ended October 31, 2016	$5.86	0.31	(0.03)	0.28	(0.31)	(0.31)	–	$5.83	5.05%		$3,548,997	0.75%	5.46%	1.39%	64.40%
Year Ended October 31, 2015	$6.36	0.33	(0.50)	(0.17)	(0.33)	(0.33)	–	$5.86	(2.69%	)	$4,018,868	0.75%	5.47%	1.11%	42.55%
Year Ended October 31, 2014	$6.36	0.37	(0.01)	0.36	(0.36)	(0.36)	–	$6.36	5.82%		$14,686,588	0.75%	5.69%	1.05%	52.31%
Period Ended October 31, 2013 (h)	$6.18	0.13	0.18	0.31	(0.13)	(0.13)	–	$6.36	5.04%		$20,694,209	0.75%	6.11%	1.33%	22.92%
Year Ended June 30, 2013	$6.14	0.41	0.09	0.50	(0.46)	(0.46)	–	$6.18	8.25%		$22,984,179	0.84%	6.42%	1.05%	56.76%
Year Ended June 30, 2012	$6.27	0.44	(0.13)	0.31	(0.44)	(0.44)	–	$6.14	5.27%		$36,611,570	0.95%	7.23%	1.01%	50.00%

Institutional Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$5.84	0.15	0.14	0.29	(0.16)	(0.16)	–	$5.97	5.08%		$570,865	0.89%	5.31%	1.45%	51.77%
Year Ended October 31, 2016	$5.87	0.30	(0.03)	0.27	(0.30)	(0.30)	–	$5.84	4.90%		$495,915	0.89%	5.28%	1.52%	64.40%
Year Ended October 31, 2015	$6.37	0.32	(0.50)	(0.18)	(0.32)	(0.32)	–	$5.87	(2.84%	)	$488,866	0.92%	5.22%	1.27%	42.55%
Year Ended October 31, 2014	$6.37	0.35	0.01	0.36	(0.36)	(0.36)	–	$6.37	5.67%		$1,090,965	0.83%	5.47%	1.15%	52.31%
Period Ended October 31, 2013 (h)	$6.18	0.12	0.19	0.31	(0.12)	(0.12)	–	$6.37	5.11%		$92,615	1.00%	5.85%	1.58%	22.92%
Period Ended June 30, 2013 (j)	$6.23	0.23	(0.04)	0.19	(0.24)	(0.24)	–	$6.18	2.94%		$88,199	0.94%	6.06%	1.21%	56.76%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on November 19, 2012 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from July 1, 2013 through October 31, 2013.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j)	For the period from November 23, 2012 (commencement of operations) through June 30, 2013. Total return is calculated based on inception date of November 21, 2012 through June 30, 2013.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide Inflation-Protected Securities Fund

Asset Allocation†

U.S. Treasury Obligations	99.6%
Other assets in excess of liabilities	0.4%
100.0%

Top Holdings††

U.S. Treasury Inflation Linked Notes, 0.13%, 07/15/24	8.9%
U.S. Treasury Inflation Linked Bonds, 2.13%, 02/15/41	7.9%
U.S. Treasury Inflation Linked Bonds, 2.38%, 01/15/25	7.8%
U.S. Treasury Inflation Linked Notes, 0.13%, 04/15/19	7.2%
U.S. Treasury Inflation Linked Notes, 0.63%, 07/15/21	7.1%
U.S. Treasury Inflation Linked Notes, 0.13%, 04/15/18	6.6%
U.S. Treasury Inflation Linked Notes, 0.38%, 07/15/25	5.7%
U.S. Treasury Inflation Linked Notes, 0.13%, 07/15/22	5.2%
U.S. Treasury Inflation Linked Bonds, 3.63%, 04/15/28	5.0%
U.S. Treasury Inflation Linked Notes, 0.13%, 04/15/21	4.8%
Other Holdings	33.8%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Percentages indicated are based upon total investments as of April 30, 2017.

Shareholder Expense Example	Nationwide Inflation-Protected Securities Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Inflation-Protected Securities Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	995.90	2.87	0.58
	Hypothetical	(a)(b)	1,000.00	1,021.92	2.91	0.58
Class R6 Shares(c)	Actual	(a)	1,000.00	997.90	1.49	0.30
	Hypothetical	(a)(b)	1,000.00	1,023.31	1.51	0.30
Institutional Service Class Shares	Actual	(d)	1,000.00	1,017.10	1.80	0.45
	Hypothetical	(b)(e)	1,000.00	1,022.56	2.26	0.45

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

(d)	Actual expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from December 7, 2016 through April 30, 2017 to reflect the period from commencement of operations.

(e)	Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Inflation-Protected Securities Fund

U.S. Treasury Obligations 99.6%

	Principal Amount	Market Value

U.S. Treasury Inflation Linked Bonds
2.38%, 01/15/25 (a)	$11,300,000	$16,870,465
1.75%, 01/15/28 (a)	4,800,000	6,350,132
3.63%, 04/15/28 (a)	5,350,000	10,763,965
2.50%, 01/15/29 (a)	4,750,000	6,629,551
3.88%, 04/15/29 (a)	3,300,000	6,798,318
2.13%, 02/15/41 (a)	12,050,000	17,119,489
0.75%, 02/15/42 (a)	7,600,000	7,952,472
0.88%, 02/15/47 (a)	5,000,000	5,017,705
U.S. Treasury Inflation Linked Notes
0.13%, 04/15/18 (a)	13,500,000	14,256,581
0.13%, 04/15/19 (a)	15,000,000	15,738,703
1.38%, 01/15/20 (a)	7,900,000	9,330,998
0.13%, 04/15/20 (a)	8,000,000	8,419,827
0.13%, 04/15/21 (a)	10,000,000	10,376,263
0.63%, 07/15/21 (a)	13,800,000	15,463,859
0.13%, 01/15/22 (a)	7,000,000	7,599,730
0.13%, 07/15/22 (a)	10,550,000	11,281,365
0.13%, 07/15/24 (a)	19,000,000	19,402,828
0.38%, 07/15/25 (a)	12,000,000	12,431,819
0.13%, 07/15/26 (a)	6,000,000	5,991,166
0.38%, 01/15/27 (a)	9,000,000	9,099,792

Total U.S. Treasury Obligations (cost $219,125,334)		216,895,028

Total Investments (cost $219,125,334) (b) — 99.6%		216,895,028

Other assets in excess of liabilities — 0.4%		936,308

NET ASSETS — 100.0%		$217,831,336

(a)	Principal amounts are not adjusted for inflation.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Inflation-Protected Securities Fund
Assets:
Investments, at value (cost $219,125,334)	$216,895,028
Cash	17,170,688
Interest receivable	360,669
Receivable for investments sold	16,451
Receivable for capital shares issued	1,808
Reimbursement from investment adviser (Note 3)	18,859
Prepaid expenses	36,066

Total Assets	234,499,569

Liabilities:
Payable for investments purchased	16,594,430
Accrued expenses and other payables:
Investment advisory fees	41,496
Fund administration fees	22,699
Distribution fees	153
Administrative servicing fees	200
Accounting and transfer agent fees	77
Trustee fees	104
Custodian fees	1,209
Compliance program costs (Note 3)	86
Professional fees	4,440
Printing fees	1
Other	3,338

Total Liabilities	16,668,233

Net Assets	$217,831,336

Represented by:
Capital	$224,314,362
Accumulated undistributed net investment income	1,315,528
Accumulated net realized losses from investments	(5,568,248)
Net unrealized appreciation/(depreciation) from investments	(2,230,306)

Net Assets	$217,831,336

Net Assets:
Class A Shares	$773,218
Class R6 Shares	216,570,598
Institutional Service Class Shares	487,520

Total	$217,831,336

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	78,723
Class R6 Shares	21,908,205
Institutional Service Class Shares	49,360

Total	22,036,288

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Inflation-Protected Securities Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.82
Class R6 Shares	$9.89
Institutional Service Class Shares	$9.88
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.05

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Inflation-Protected Securities Fund
INVESTMENT INCOME:
Interest income	$2,018,103

Total Income	2,018,103

EXPENSES:
Investment advisory fees	201,160
Fund administration fees	56,145
Distribution fees Class A	895
Administrative servicing fees Class A	107
Administrative servicing fees Institutional Service Class	175
Registration and filing fees	20,791
Professional fees	24,278
Printing fees	8,915
Trustee fees	2,228
Custodian fees	3,060
Accounting and transfer agent fees	2,702
Compliance program costs (Note 3)	343
Other	3,475

Total expenses before expenses reimbursed	324,274

Expenses reimbursed by adviser (Note 3)	(80,923)

Net Expenses	243,351

NET INVESTMENT INCOME	1,774,752

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(741,525)
Net change in unrealized appreciation/(depreciation) from investments	(1,133,929)

Net realized/unrealized losses from investments	(1,875,454)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(100,702)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide Inflation-Protected Securities Fund
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
Operations:
Net investment income	$1,774,752		$655,152
Net realized gains/(losses) from investments	(741,525)		539,824
Net change in unrealized appreciation/(depreciation) from investments	(1,133,929)		7,809,117

Change in net assets resulting from operations	(100,702)		9,004,093

Distributions to Shareholders From:
Net investment income:
Class A	–		–
Class R6 (a)	(187,141)		–
Institutional Service Class	(309	)(b)	–

Change in net assets from shareholder distributions	(187,450)		–

Change in net assets from capital transactions	71,700,009		(71,356,712)

Change in net assets	71,411,857		(62,352,619)

Net Assets:
Beginning of period	146,419,479		208,772,098

End of period	$217,831,336		$146,419,479

Accumulated undistributed (distributions in excess of) net investment income at end of period	$1,315,528		$(271,774)

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$689,902		$1,307,123
Dividends reinvested	–		–
Cost of shares redeemed	(1,044,321)		(254,841)

Total Class A Shares	(354,419)		1,052,282

Class R6 Shares (a)
Proceeds from shares issued	78,300,320		10,995,588
Dividends reinvested	187,141		–
Cost of shares redeemed	(6,915,529)		(83,404,582)

Total Class R6 Shares	71,571,932		(72,408,994)

Institutional Service Class Shares
Proceeds from shares issued	506,614	(b)	–
Dividends reinvested	309	(b)	–
Cost of shares redeemed	(24,427	)(b)	–

Total Institutional Service Class Shares	482,496	(b)	–

Change in net assets from capital transactions	$71,700,009		$(71,356,712)

SHARE TRANSACTIONS:
Class A Shares
Issued	70,963		134,938
Reinvested	–		–
Redeemed	(107,807)		(26,371)

Total Class A Shares	(36,844)		108,567

Statements of Changes in Net Assets (Continued)

	Nationwide Inflation-Protected Securities Fund
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
SHARE TRANSACTIONS: (continued)
Class R6 Shares (a)
Issued	7,948,055		1,135,531
Reinvested	19,293		–
Redeemed	(708,384)		(8,711,954)

Total Class R6 Shares	7,258,964		(7,576,423)

Institutional Service Class Shares
Issued	51,818	(b)	–
Reinvested	32	(b)	–
Redeemed	(2,490	)(b)	–

Total Institutional Service Class Shares	49,360	(b)	–

Total change in shares	7,271,480		(7,467,856)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(b)	For the period from December 7, 2016 (commencement of operations) through April 30, 2017.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Inflation-Protected Securities Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$9.86	0.09	(0.13)	(0.04)	–	–	$9.82	(0.41%)		$773,218	0.58%	1.77%	0.68%	29.60%
Year Ended October 31, 2016	$9.36	0.19	0.31	0.50	–	–	$9.86	5.34%		$1,139,444	0.58%	1.95%	0.67%	–
Year Ended October 31, 2015	$9.55	0.05	(0.24)	(0.19)	–	–	$9.36	(1.94%)		$65,519	0.54%	0.51%	0.59%	29.81%
Year Ended October 31, 2014	$9.41	0.10	0.05	0.15	(0.01)	(0.01)	$9.55	1.55%		$36,829	0.59%	1.03%	0.64%	0.49%
Year Ended October 31, 2013	$10.05	–	(0.63)	(0.63)	(0.01)	(0.01)	$9.41	(6.29%)		$39,275	0.55%	(0.05%)	0.65%	37.88%
Period Ended October 31, 2012 (g)	$10.00	0.02	0.03	0.05	–	–	$10.05	0.50%		$21,277	0.55%	1.75%	0.92%	0.00

Class R6 Shares (h)
Six Months Ended April 30, 2017 (Unaudited)	$9.92	0.11	(0.13)	(0.02)	(0.01)	(0.01)	$9.89	(0.21	%)(i)	$216,570,598	0.30%	2.20%	0.40%	29.60%
Year Ended October 31, 2016	$9.39	0.04	0.49	0.53	–	–	$9.92	5.64%		$145,280,035	0.30%	0.39%	0.38%	–
Year Ended October 31, 2015	$9.57	(0.01)	(0.16)	(0.17)	(0.01)	(0.01)	$9.39	(1.76%)		$208,706,579	0.30%	(0.07%)	0.34%	29.81%
Year Ended October 31, 2014	$9.44	0.09	0.09	0.18	(0.05)	(0.05)	$9.57	1.92%		$303,546,256	0.30%	0.92%	0.35%	0.49%
Year Ended October 31, 2013	$10.06	(0.01)	(0.60)	(0.61)	(0.01)	(0.01)	$9.44	(6.09%)		$146,817,529	0.30%	(0.10%)	0.39%	37.88%
Period Ended October 31, 2012 (g)	$10.00	0.02	0.04	0.06	–	–	$10.06	0.60%		$46,574,482	0.30%	2.03%	0.68%	0.00

Institutional Service Class Shares
Period Ended April 30, 2017 (j) (Unaudited)	$9.72	0.12	0.05	0.17	(0.01)	(0.01)	$9.88	1.71%		$487,520	0.45%	3.11%	0.55%	29.60%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from September 18, 2012 (commencement of operations) through October 31, 2012. Total return is calculated based on inception date of September 17, 2012 through October 31, 2012.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(i)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(j)	For the period from December 7, 2016 (commencement of operations) through April 30, 2017. Total return is calculated based on inception date of December 6, 2016 through April 30, 2017.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide Ziegler Wisconsin Tax Exempt Fund

Asset Allocation†

Municipal Bonds	96.9%
Short-Term Investment	2.1%
Other assets in excess of liabilities	1.0%
100.0%

Top Industries††

Tax-Revenue	41.7%
Education	15.4%
Health	11.5%
Building	11.2%
Housing	8.4%
Economic Development Revenue	2.8%
Authority	2.8%
Industrial Development Revenue	1.6%
Corporate Purpose	1.3%
School District	1.2%
Other Industries	2.1%
100.0%

Top Holdings††

Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue, Refunding, RB, NATL-RE Insured, 5.50%, 12/15/26	6.4%
Madison, Community Development Authority Revenue, Alumni Research Foundation Project, RB, 5.00%, 10/01/34	5.7%
Glendale, Community Development Authority, Lease Revenue, Tax Increment District No.7, Refunding, RB, 2.60%, 09/01/21	3.9%
Monroe, Redevelopment Authority, Development Revenue, MonroeClinic Inc., RB, 5.88%, 02/15/39	3.6%
Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital Inc., RB, 4.40%, 07/01/38	3.5%
Glendale, Community Development Authority, Lease Revenue, Tax Increment District No.7, Refunding, RB, 2.75%, 09/01/22	3.3%
Milwaukee, Redevelopment Authority Revenue, Milwaukee School of Engineering, Refunding, RB, AGM Insured, 4.10%, 04/01/32	3.0%
Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue, Refunding, ETM, RB, NATL-RE Insured, 5.50%, 12/15/19	2.9%
Brookfield Wis Callable Bond, RB, 3.55%, 06/01/34	2.8%
Wisconsin Center District Appropriation, Milwaukee Arena Project, RB, 4.00%, 12/15/34	2.7%
Other Holdings	62.2%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Percentages indicated are based upon total investments as of April 30, 2017.

Shareholder Expense Example	Nationwide Ziegler Wisconsin Tax Exempt Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Ziegler Wisconsin Tax Exempt Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	982.80	4.42	0.90
	Hypothetical(a)(b)		1,000.00	1,020.33	4.51	0.90
Class C Shares	Actual	(a)	1,000.00	981.40	6.88	1.40
	Hypothetical(a)(b)		1,000.00	1,017.85	7.00	1.40
Class R6 Shares(c)	Actual	(a)	1,000.00	984.30	2.95	0.60
	Hypothetical(a)(b)		1,000.00	1,021.82	3.01	0.60
Institutional Service Class Shares	Actual	(a)	1,000.00	984.20	3.10	0.63
	Hypothetical(a)(b)		1,000.00	1,021.67	3.16	0.63

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund

Municipal Bonds 96.9%

	Principal Amount	Market Value

Puerto Rico 2.3%
Puerto Rico Sales Tax Financing, Corporate Sales Tax Revenue, RB
Series A, 5.75%, 08/01/37	$1,400,000	$467,250
Series A, 6.38%, 08/01/39	3,000,000	1,061,250
Series A, 6.50%, 08/01/44	1,400,000	502,250

		2,030,750

Wisconsin 94.6%
Appleton Redevelopment Authority, Room Tax, Fox Cities Performing Arts, Refunding, RB
2.20%, 09/01/18	355,000	356,399
2.40%, 09/01/19	190,000	191,478
Beloit, Community Development Authority, Lease Revenue, RB
4.70%, 03/01/21	345,000	351,941
4.75%, 03/01/22	300,000	305,676
Beloit, Community Development Authority, Redevelopment Lease Revenue, RB, Series A, 1.82%, 06/01/18	475,000	474,696
Brookfield Winchester LLC Callable Bond, RB, Series A, 3.60%, 06/01/35	1,530,000	1,537,237
Brookfield Wis Callable Bond, RB,
Series A, 3.55%, 06/01/34	2,340,000	2,352,074
City of Milwaukee, Corporate Purpose, GO
Series B6, 2.25%, 04/01/29	540,000	498,345
Series B6, 2.38%, 04/01/30	410,000	377,462
Series B6, 2.50%, 04/01/32	230,000	204,576
Cudahy, Community Development Authority, Redevelopment Lease Revenue, Refunding, RB
Series A, 1.50%, 06/01/18	400,000	400,124
Series A, 1.75%, 06/01/19	300,000	300,099
Series A, 1.95%, 06/01/19	145,000	146,003
Series A, 2.20%, 06/01/20	250,000	252,883
Series A, 2.40%, 06/01/21	360,000	363,913
Series A, 2.60%, 06/01/22	245,000	247,649
Glendale, Community Development Authority, Lease Revenue, Tax Increment District No.7, Refunding, RB
Series B, 3.85%, 09/01/20	2,250,000	2,312,842
2.60%, 09/01/21	3,250,000	3,327,480
2.75%, 09/01/22	2,750,000	2,813,910
Green Bay, Redevelopment Authority, Development Revenue, Bellin Memorial Hospital, Prerefunded Balance, RB
6.00%, 12/01/29	1,000,000	1,079,700
6.15%, 12/01/32	1,000,000	1,082,070

Municipal Bonds (continued)

	Principal Amount	Market Value

Wisconsin (continued)
Johnson Creek, Community Development Authority, Lease Revenue, Tax Increment District No. 3, Refunding, RB
2.65%, 12/01/24	$350,000	$333,098
2.80%, 12/01/25	200,000	188,566
2.90%, 12/01/26	200,000	187,944
Madison, Community Development Authority Revenue, Alumni Research Foundation Project, RB
5.00%, 10/01/22	1,065,000	1,161,564
5.00%, 10/01/27	925,000	1,007,242
5.00%, 10/01/28	250,000	271,912
5.00%, 10/01/34	4,500,000	4,903,785
Milwaukee Housing Authority, RB, Series A, 3.63%, 07/01/35	1,000,000	1,007,370
Milwaukee, Redevelopment Authority Revenue, Milwaukee Public Schools, Refunding, RB
Series A, 5.00%, 08/01/18	1,000,000	1,046,420
Series A, 5.00%, 11/15/25	1,160,000	1,352,073
Milwaukee, Redevelopment Authority Revenue, Milwaukee School of Engineering, Refunding, RB, AGM Insured
2.75%, 04/01/21	1,080,000	1,124,140
4.10%, 04/01/32	2,500,000	2,604,025
Milwaukee, Redevelopment Authority Revenue, Summerfest Project, RB
4.50%, 08/01/23	110,000	115,800
4.70%, 08/01/25	110,000	115,555
5.00%, 08/01/30	2,000,000	2,141,040
Monroe, Redevelopment Authority, Development Revenue, Monroe Clinic Inc., RB, 5.88%, 02/15/39	2,850,000	3,094,672
Neenah, Community Development Authority, Lease Revenue, Prerefunded, RB, Series A, 4.75%, 12/01/32	400,000	423,896
Neenah, Community Development Authority, Lease Revenue, RB
2.55%, 12/01/28	200,000	195,952
2.65%, 12/01/29	350,000	340,161
2.75%, 12/01/30	200,000	193,180
2.85%, 12/01/31	250,000	239,125
Neenah, Community Development Authority, Lease Revenue, Refunding, RB
4.00%, 12/01/26	500,000	544,935
4.10%, 12/01/27	1,000,000	1,087,640
4.20%, 12/01/28	500,000	546,295
Platteville, Redevelopment Authority, Real Estate Foundation Project, RB, Series A, 5.00%, 07/01/42	1,000,000	1,032,580

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value

Wisconsin (continued)
Redevelopment Authority of The City of Kaukauna, Lease Revenue, RB
3.75%, 06/01/32	$425,000	$431,043
4.00%, 06/01/35	375,000	380,171
4.13%, 06/01/40	375,000	381,319
Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue, Refunding, ETM, RB, NATL-RE Insured
Series A, 5.50%, 12/15/18	250,000	268,093
Series A, 5.50%, 12/15/19	2,200,000	2,444,574
Series A, 5.50%, 12/15/20	1,000,000	1,147,090
Series A, 5.50%, 12/15/21	1,500,000	1,767,255
Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue, Refunding, RB, NATL-RE Insured
Series A, 5.50%, 12/15/23	1,025,000	1,235,812
Series A, 5.50%, 12/15/26	4,510,000	5,503,012
Sun Prairie, Community Development Authority, Tax Incremental District No. 8, Refunding, RB
Series A, 1.85%, 08/01/21	1,025,000	1,041,010
Series A, 2.05%, 08/01/22	750,000	763,290
Series A, 2.25%, 08/01/23	500,000	508,440
Series A, 2.40%, 08/01/24	250,000	253,670
Waukesha, Redevelopment Authority, Weldall Manufacturing Inc. Project, RB
4.20%, 12/01/24	150,000	156,633
4.50%, 12/01/30	1,200,000	1,248,360
Weston, Community Development Authority, Lease Revenue, RB
Series A, 4.50%, 10/01/21	100,000	100,888
Series A, 4.63%, 10/01/25	825,000	830,495
Wisconsin Center District Appropriation, Milwaukee Arena Project, RB
4.00%, 12/15/24	1,000,000	1,115,790
4.00%, 12/15/34	2,250,000	2,331,855
Wisconsin Center District, Junior Dedicated Tax Revenue, Refunding, RB
Series A, 5.00%, 12/15/29	750,000	820,770
Series A, 5.00%, 12/15/32	1,000,000	1,083,990
Wisconsin Center District, Junior Dedicated Tax Revenue, Refunding, RB, AGM Insured, Series 1999, 5.25%, 12/15/23	1,585,000	1,827,077
Wisconsin Health and Educational Facilities Authority Refunding, The Monroe Clinic, Inc., RB
3.00%, 02/15/35	750,000	670,178
4.00%, 02/15/38	200,000	202,388
Wisconsin Health and Educational Facilities Authority, Bellin Memorial Hospital Inc., Refunding, RB
3.00%, 12/01/27	150,000	153,135
4.00%, 12/01/35	500,000	515,885

Municipal Bonds (continued)

	Principal Amount	Market Value

Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital Inc., RB, Series B, 4.40%, 07/01/38	$3,000,000	$3,020,760
Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Prerefunded Balance, RB, 6.10%, 06/01/21	495,000	510,236
Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Prerefunded Balance, RB, NATL-RE Insured, 6.10%, 06/01/21	470,000	484,467
Wisconsin Housing & Economic Development Authority, Housing Revenue, Refunding, RB
Series A, 4.10%, 11/01/19	465,000	495,374
Series A, 4.88%, 11/01/25	1,810,000	1,928,754
Series A, 5.38%, 11/01/30	1,740,000	1,840,972
Wisconsin Housing & Economic Development Authority, Multifamily Housing, RB
Series B, 2.00%, 04/01/19	150,000	151,818
Series B, 2.40%, 04/01/20	100,000	102,450
Series B, 2.80%, 04/01/21	150,000	156,240
Series B, 3.10%, 04/01/22	100,000	105,232
Series B, 3.45%, 04/01/24	100,000	107,008
Series B, 3.80%, 04/01/26	285,000	303,305
Series B, 4.30%, 04/01/30	115,000	123,155
Series A, 3.65%, 12/01/34	900,000	912,528

		81,660,049

Total Municipal Bonds (cost $84,534,604)		83,690,799

Short-Term Investment 2.1%

	Shares

Money Market Fund 2.1%
Morgan Stanley Institutional Liquidity Funds Tax-Exempt-Institutional Class, 0.73% (a)	1,786,076	1,786,076

Total Short-Term Investment (cost $1,786,076)		1,786,076

Total Investments (cost $86,320,680) (b)(c) — 99.0%		85,476,875

Other assets in excess of liabilities — 1.0%		843,004

NET ASSETS — 100.0%		$86,319,879

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund (Continued)

(a)	Represents 7-day effective yield as of April 30, 2017.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

(c)	Assured Guaranty Municipal Corporation and National Public Finance Guarantee Corporation have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where an entity has guaranteed, backed, or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At April 30, 2017, the percentages attributed to Assured Guaranty Municipal Corporation and National Public Finance Guarantee Corporation were 6.50% and 15.03% respectively.

AGM	Assured Guaranty Municipal Corporation

ETM	Escrowed to Maturity

GO	General Obligation

LLC	Limited Liability Company

NATL	National Public Finance Guarantee Corporation

RB	Revenue Bond

RE	Reinsured

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund
Assets:
Investments, at value (cost $86,320,680)	$85,476,875
Interest and dividends receivable	1,069,913
Reimbursement from investment adviser (Note 3)	11,010
Prepaid expenses	10,454

Total Assets	86,568,252

Liabilities:
Distributions payable	21,989
Payable for capital shares redeemed	99,310
Accrued expenses and other payables:
Investment advisory fees	35,717
Fund administration fees	21,636
Distribution fees	21,128
Administrative servicing fees	8,889
Accounting and transfer agent fees	7,626
Trustee fees	261
Custodian fees	763
Compliance program costs (Note 3)	58
Professional fees	18,818
Printing fees	8,953
Other	3,225

Total Liabilities	248,373

Net Assets	$86,319,879

Represented by:
Capital	$92,729,572
Accumulated undistributed net investment income	6,015
Accumulated net realized losses from investments	(5,571,903)
Net unrealized appreciation/(depreciation) from investments	(843,805)

Net Assets	$86,319,879

Net Assets:
Class A Shares	$76,769,376
Class C Shares	8,459,525
Class R6 Shares	10,833
Institutional Service Class Shares	1,080,145

Total	$86,319,879

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	7,907,825
Class C Shares	872,511
Class R6 Shares	1,116
Institutional Service Class Shares	111,270

Total	8,892,722

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.71
Class C Shares (b)	$9.70
Class R6 Shares	$9.71
Institutional Service Class Shares	$9.71
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$9.93

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $250,000, a contingent deferred sales charge of 0.50% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund
INVESTMENT INCOME:
Interest income	$1,673,288
Dividend income	6,062

Total Income	1,679,350

EXPENSES:
Investment advisory fees	223,753
Fund administration fees	50,470
Distribution fees Class A	99,827
Distribution fees Class C	32,533
Administrative servicing fees Class A	19,966
Administrative servicing fees Class C	2,169
Administrative servicing fees Institutional Service Class	153
Registration and filing fees	6,848
Professional fees	19,389
Printing fees	9,004
Trustee fees	1,298
Custodian fees	1,794
Accounting and transfer agent fees	20,432
Compliance program costs (Note 3)	193
Other	3,338

Total expenses before earnings credit and expenses reimbursed	491,167

Earnings credit (Note 4)	(13)
Expenses reimbursed by adviser (Note 3)	(67,896)

Net Expenses	423,258

NET INVESTMENT INCOME	1,256,092

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(802,419)
Net change in unrealized appreciation/(depreciation) from investments	(2,108,326)

Net realized/unrealized losses from investments	(2,910,745)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,654,653)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide Ziegler Wisconsin Tax Exempt Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$1,256,092	$2,728,019
Net realized gains/(losses) from investments	(802,419)	366,672
Net change in unrealized appreciation/(depreciation) from investments	(2,108,326)	570,856

Change in net assets resulting from operations	(1,654,653)	3,665,547

Distributions to Shareholders From:
Net investment income:
Class A	(1,135,530)	(2,465,642)
Class B	–	–
Class C	(101,895)	(230,000)
Class R6 (a)	(168)	(339)
Institutional Service Class	(14,838)	(22,605)

Change in net assets from shareholder distributions	(1,252,431)	(2,718,586)

Change in net assets from capital transactions	(6,137,323)	(7,842,867)

Change in net assets	(9,044,407)	(6,895,906)

Net Assets:
Beginning of period	95,364,286	102,260,192

End of period	$86,319,879	$95,364,286

Accumulated undistributed net investment income at end of period	$6,015	$2,354

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$1,463,994	$2,219,847
Dividends reinvested	1,002,040	2,180,030
Cost of shares redeemed	(8,235,389)	(11,657,841)

Total Class A Shares	(5,769,355)	(7,257,964)

Class C Shares
Proceeds from shares issued	88,539	424,583
Dividends reinvested	99,253	222,529
Cost of shares redeemed	(744,357)	(1,607,271)

Total Class C Shares	(556,565)	(960,159)

Class R6 Shares (a)
Proceeds from shares issued	–	–
Dividends reinvested	168	339
Cost of shares redeemed	–	–

Total Class R6 Shares	168	339

Institutional Service Class Shares
Proceeds from shares issued	230,590	424,319
Dividends reinvested	14,557	22,021
Cost of shares redeemed	(56,718)	(71,423)

Total Institutional Service Class Shares	188,429	374,917

Change in net assets from capital transactions	$(6,137,323)	$(7,842,867)

Statements of Changes in Net Assets (Continued)

	Nationwide Ziegler Wisconsin Tax Exempt Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
SHARE TRANSACTIONS:
Class A Shares
Issued	150,514	220,969
Reinvested	102,960	217,396
Redeemed	(843,869)	(1,167,451)

Total Class A Shares	(590,395)	(729,086)

Class C Shares
Issued	9,119	42,351
Reinvested	10,211	22,228
Redeemed	(76,530)	(160,729)

Total Class C Shares	(57,200)	(96,150)

Class R6 Shares (a)
Issued	–	–
Reinvested	17	34
Redeemed	–	–

Total Class R6 Shares	17	34

Institutional Service Class Shares
Issued	23,582	42,428
Reinvested	1,496	2,193
Redeemed	(5,749)	(7,149)

Total Institutional Service Class Shares	19,329	37,472

Total change in shares	(628,249)	(787,730)

Amount designated as “–” is zero or has been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Ziegler Wisconsin Tax Exempt Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.02	0.14	(0.31)	(0.17)	(0.14)	(0.14)	$9.71	(1.72%	)	$76,769,376	0.90%	2.85%	1.05%	3.02%
Year Ended October 31, 2016	$9.92	0.28	0.10	0.38	(0.28)	(0.28)	$10.02	3.90%		$85,130,922	0.90%	2.84%	1.05%	9.80%
Year Ended October 31, 2015	$10.19	0.29	(0.27)	0.02	(0.29)	(0.29)	$9.92	0.23%		$91,545,118	0.90%	2.92%	0.99%	2.62%
Period Ended October 31, 2014 (h)	$10.10	0.07	0.09	0.16	(0.07)	(0.07)	$10.19	1.62%		$107,773,178	0.90%	2.88%	1.09%	0.76%
Year Ended July 31, 2014	$10.30	0.31	(0.21)	0.10	(0.30)	(0.30)	$10.10	1.06%		$109,711,271	0.90%	3.03%	1.05%	8.61%
Year Ended July 31, 2013	$10.88	0.30	(0.58)	(0.28)	(0.30)	(0.30)	$10.30	(2.65%	)	$132,960,429	0.90%	2.79%	1.29%	14.00%
Year Ended July 31, 2012	$10.37	0.34	0.51	0.85	(0.34)	(0.34)	$10.88	8.30%		$146,648,612	0.90%	3.17%	1.31%	13.00%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.00	0.11	(0.30)	(0.19)	(0.11)	(0.11)	$9.70	(1.86%	)	$8,459,525	1.40%	2.36%	1.55%	3.02%
Year Ended October 31, 2016	$9.91	0.24	0.09	0.33	(0.24)	(0.24)	$10.00	3.31%		$9,301,451	1.38%	2.37%	1.54%	9.80%
Year Ended October 31, 2015	$10.18	0.25	(0.27)	(0.02)	(0.25)	(0.25)	$9.91	(0.22%	)	$10,164,125	1.35%	2.47%	1.50%	2.62%
Period Ended October 31, 2014 (h)	$10.09	0.06	0.09	0.15	(0.06)	(0.06)	$10.18	1.51%		$12,072,832	1.35%	2.44%	1.60%	0.76%
Year Ended July 31, 2014	$10.28	0.26	(0.19)	0.07	(0.26)	(0.26)	$10.09	0.71%		$12,554,401	1.35%	2.58%	1.50%	8.61%
Year Ended July 31, 2013	$10.87	0.25	(0.59)	(0.34)	(0.25)	(0.25)	$10.28	(3.18%	)	$17,604,748	1.35%	2.34%	1.54%	14.00%
Year Ended July 31, 2012	$10.36	0.29	0.51	0.80	(0.29)	(0.29)	$10.87	7.82%		$17,595,471	1.35%	2.71%	1.56%	13.00%

Class R6 Shares (i)
Six Months Ended April 30, 2017 (Unaudited)	$10.02	0.15	(0.31)	(0.16)	(0.15)	(0.15)	$9.71	(1.57%	)	$10,833	0.60%	3.13%	0.75%	3.02%
Year Ended October 31, 2016	$9.92	0.31	0.10	0.41	(0.31)	(0.31)	$10.02	4.21%		$11,007	0.60%	3.13%	0.75%	9.80%
Year Ended October 31, 2015	$10.19	0.32	(0.27)	0.05	(0.32)	(0.32)	$9.92	0.53%		$10,564	0.60%	3.22%	0.70%	2.62%
Period Ended October 31, 2014 (h)	$10.10	0.08	0.09	0.17	(0.08)	(0.08)	$10.19	1.70%		$10,512	0.60%	3.19%	0.82%	0.76%
Period Ended July 31, 2014 (j)	$10.06	0.29	0.04	0.33	(0.29)	(0.29)	$10.10	3.32%		$10,332	0.60%	3.34%	0.71%	8.61%

Institutional Service Class Shares (k)
Six Months Ended April 30, 2017 (Unaudited)	$10.02	0.15	(0.31)	(0.16)	(0.15)	(0.15)	$9.71	(1.58%	)	$1,080,145	0.63%	3.12%	0.78%	3.02%
Year Ended October 31, 2016	$9.92	0.31	0.10	0.41	(0.31)	(0.31)	$10.02	4.17%		$920,906	0.63%	3.08%	0.78%	9.80%
Year Ended October 31, 2015	$10.20	0.32	(0.28)	0.04	(0.32)	(0.32)	$9.92	0.38%		$540,385	0.65%	3.16%	0.73%	2.62%
Period Ended October 31, 2014 (h)	$10.10	0.08	0.10	0.18	(0.08)	(0.08)	$10.20	1.79%		$641,793	0.65%	3.14%	0.87%	0.76%
Year Ended July 31, 2014	$10.30	0.33	(0.20)	0.13	(0.33)	(0.33)	$10.10	1.31%		$470,359	0.65%	3.28%	0.83%	8.61%
Year Ended July 31, 2013	$10.88	0.33	(0.58)	(0.25)	(0.33)	(0.33)	$10.30	(2.40%	)	$931,021	0.65%	3.04%	1.04%	14.00%
Year Ended July 31, 2012	$10.37	0.36	0.52	0.88	(0.37)	(0.37)	$10.88	8.57%		$705,422	0.65%	3.42%	1.06%	13.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.
(k)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

April 30, 2017 (Unaudited)

1.  Organization

Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2017, the Trust operates fifty-three (53) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the eleven (11) series listed below (each, a “Fund”; collectively, the “Funds”). Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

- Nationwide Bond Fund (“Bond”)

- Nationwide Core Plus Bond Fund (“Core Plus Bond”)

- Nationwide Government Bond Fund (“Government Bond”)

- Nationwide Government Money Market Fund (“Government Money Market”)

- Nationwide HighMark Bond Fund (“HM Bond”)

- Nationwide HighMark California Intermediate Tax Free Bond Fund (“California Intermediate Tax Free Bond”)

- Nationwide HighMark National Intermediate Tax Free Bond Fund (“National Intermediate Tax Free Bond”)

- Nationwide HighMark Short Term Bond Fund (“Short Term Bond”)

- Nationwide High Yield Bond Fund (“High Yield Bond”)

- Nationwide Inflation-Protected Securities Fund (“Inflation-Protected Securities”)

- Nationwide Ziegler Wisconsin Tax Exempt Fund (“Wisconsin Tax Exempt”)

The Funds, as applicable, currently offer Class A, Class C, Class R, Class R6 Investor Shares, Service Class and Institutional Service Class shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative service fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.

Government Money Market seeks to maintain a stable price of $1.00 per share by using the amortized cost method of valuation to value portfolio securities. Government Money Market invests primarily in a portfolio of U.S. government securities and repurchase agreements that are collateralized fully by cash or U.S. government securities, and which mature in 397 calendar days or less, with certain exceptions permitted by applicable regulations. U.S. Government securities are debt securities issued and/or guaranteed as to principal and interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. Government Money Market will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.

Government Money Market operates as a “Government Money Market Fund,” as defined in Rule 2a-7 under the 1940 Act. This means that Government Money Market invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, Government Money Market invests at least 80% of its net assets, excluding cash, in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities.

Government Money Market does not currently intend to impose liquidity fees or redemption gates on shareholder redemptions. However, the Board of Trustees of the Trust (“Board of Trustees”) may reserve the ability to subject Government Money Market to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders. Because Government Money Market invests in short-term securities, Government Money Market’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Inflation-Protected Securities, Institutional Service Class shares commenced operations on December 6, 2016.

Effective February 28, 2017, Institutional Class shares were renamed Class R6 shares.

Each of the Funds is a diversified fund, except Wisconsin Tax Exempt, which is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees, NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Equity securities and shares of registered open-end management investment companies valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

Securities held by Government Money Market are valued at amortized cost, which approximates fair value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. Government Money Market’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

At April 30, 2017, 100% of the market value of Government Bond, HM Bond, Short Term Bond, and Inflation-Protected Securities was determined based on Level 2 inputs.

The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2017. Please refer to the Statements of Investments for additional information on portfolio holdings.

Bond

	Level 1	Level 2(a)	Level 3(a)	Total
Assets:
Asset-Backed Securities
Airlines	$—	$16,546,062	$—	$16,546,062
Automobiles	—	26,955,996	—	26,955,996
Credit Card	—	35,647,151	—	35,647,151
Other	—	41,217,927	12,930,556	54,148,483
Total Asset-Backed Securities	$—	$120,367,136	$12,930,556	$133,297,692
Collateralized Mortgage Obligations	—	15,244,780	—	15,244,780
Commercial Mortgage-Backed Securities	—	30,889,970	—	30,889,970
Corporate Bonds	—	293,989,185	—	293,989,185
Foreign Government Security	—	445,125	—	445,125
Futures Contracts	658,638	—	—	658,638
Investment Company	560,288	—	—	560,288
Mortgage-Backed Securities	—	89,687,928	—	89,687,928
Municipal Bonds	—	2,376,736	—	2,376,736
Repurchase Agreement	—	6,457,327	—	6,457,327
Total Assets	$1,218,926	$559,458,187	$12,930,556	$573,607,669
Liabilities:
Futures Contracts	$(1,452,375)	$—	$—	$(1,452,375)
Total Liabilities	$(1,452,375)	$—	$—	$(1,452,375)
Total	$(233,449)	$559,458,187	$12,930,556	$572,155,294

Core Plus Bond

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$7,834,441	$—	$7,834,441
Collateralized Mortgage Obligations	—	4,618,559	—	4,618,559
Commercial Mortgage-Backed Security	—	13,581,931	—	13,581,931
Corporate Bonds	—	607,876,121	—	607,876,121
Investment Company	3,175,338	—	—	3,175,338
Mortgage-Backed Securities	—	329,204,549	—	329,204,549
Preferred Stocks	8,605,285	—	—	8,605,285
Repurchase Agreement	—	36,595,805	—	36,595,805
Short-Term Investment	—	19,983,660	—	19,983,660
U.S. Treasury Obligations	—	177,061,614	—	177,061,614
Total	$11,780,623	$1,196,756,680	$—	$1,208,537,303

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Government Money Market

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$2,000,000	$—	$—	$2,000,000
Repurchase Agreements	—	319,050,000	—	319,050,000
U.S. Government Agency Securities	—	338,835,003	—	338,835,003
U.S. Treasury Obligations	—	44,438,310	—	44,438,310
Total	$2,000,000	$702,323,313	$—	$704,323,313

California Intermediate Tax Free Bond

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$156,736,062	$—	$156,736,062
Short-Term Investment	655,914	—	—	655,914
Total	$655,914	$156,736,062	$—	$157,391,976

National Intermediate Tax Free Bond

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$35,150,125	$—	$35,150,125
Short-Term Investment	85,670	—	—	85,670
Total	$85,670	$35,150,125	$—	$35,235,795

High Yield Bond

	Level 1	Level 2	Level 3	Total
Assets:
Commercial Mortgage-Backed Securities	$—	$200,904	$—	$200,904
Common Stock	—	—	—	—
Corporate Bonds
Aerospace & Defense	—	333,612	—	333,612
Auto Components	—	282,963	—	282,963
Banks	—	1,078,703	—	1,078,703
Building Products	—	267,350	—	267,350
Capital Markets	—	664,175	—	664,175
Chemicals	—	398,914	—	398,914
Commercial Services & Supplies	—	1,035,284	—	1,035,284
Communications Equipment	—	138,612	—	138,612
Construction & Engineering	—	224,864	—	224,864
Construction Materials	—	208,140	—	208,140
Consumer Finance	—	599,293	—	599,293
Containers & Packaging	—	380,052	—	380,052
Diversified Financial Services	—	492,329	—	492,329
Diversified Telecommunication Services	—	2,262,019	—	2,262,019
Electronic Equipment, Instruments & Components	—	155,625	—	155,625
Energy Equipment & Services	—	686,918	—	686,918
Equity Real Estate Investment Trusts (REITs)	—	595,191	—	595,191
Food & Staples Retailing	—	212,287	—	212,287
Food Products	—	219,919	—	219,919

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Gas Utilities	$—	$75,187	$—	$75,187
Health Care Equipment & Supplies	—	215,175	—	215,175
Health Care Providers & Services	—	1,716,878	—	1,716,878
Hotels, Restaurants & Leisure	—	1,121,871	—	1,121,871
Household Durables	—	348,325	—	348,325
Household Products	—	78,938	—	78,938
Independent Power and Renewable Electricity Producers	—	579,192	—	579,192
Insurance	—	202,198	—	202,198
Internet & Direct Marketing Retail	—	125,200	—	125,200
Internet Software & Services	—	169,800	—	169,800
IT Services	—	256,796	—	256,796
Machinery	—	494,770	—	494,770
Marine	—	182,931	—	182,931
Media	—	1,693,416	—	1,693,416
Metals & Mining	—	811,547	—	811,547
Multiline Retail	—	141,850	—	141,850
Oil, Gas & Consumable Fuels	—	3,359,547	—	3,359,547
Paper & Forest Products	—	51,375	—	51,375
Personal Products	—	99,500	—	99,500
Pharmaceuticals	—	423,686	—	423,686
Professional Services	—	66,138	—	66,138
Real Estate Management & Development	—	136,500	—	136,500
Road & Rail	—	73,875	—	73,875
Semiconductors & Semiconductor Equipment	—	108,500	—	108,500
Software	—	280,121	—	280,121
Specialty Retail	—	134,087	—	134,087
Technology Hardware, Storage & Peripherals	—	271,034	—	271,034
Thrifts & Mortgage Finance	—	273,825	—	273,825
Trading Companies & Distributors	—	64,650	—	64,650
Wireless Telecommunication Services	—	687,407	—	687,407
Total Corporate Bonds	$—	$24,480,569	$—	$24,480,569
Preferred Stock	—	—	—	—
Warrant	—	—	—	—
Total Assets	$—	$24,681,473	$—	$24,681,473
Liabilities:
Forward Foreign Currency Contract	$—	$(11,893)	$—	$(11,893)
Total Liabilities	$—	$(11,893)	$—	$(11,893)
Total	$—	$24,669,580	$—	$24,669,580

Wisconsin Tax Exempt

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$83,690,799	$—	$83,690,799
Short-Term Investment	1,786,076	—	—	1,786,076
Total	$1,786,076	$83,690,799	$—	$85,476,875

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

(a)	During the six months ended April 30, 2017, the Fund had three transfers of asset backed securities from Level 2 to Level 3. The total market value of the three investments at the time of the transfer and at April 30, 2017, was $13,517,829 and $12,930,556, respectively. Each investment was previously valued using the last quoted sales price from the local exchange on which it traded and applying a fair value factor received from an independent fair value pricing service, resulting in a Level 2 classification. During the period, the FVC determined a fair value for these holdings, resulting in a Level 3 classification.

During the six months ended April 30, 2017, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

During the six months ended April 30, 2017, High Yield Bond held one common stock, one corporate bond, one preferred stock and one warrant investment that were categorized as Level 3 investments which were each valued at $0.

Bond

	Asset-Backed Securities	Total
Balance as of 10/31/16	$—	$—
Accrued Accretion/(Amortization)	141	141
Realized Gain/(Loss)	2,359	2,359
Change in Net Appreciation/(Depreciation)	(109,291)	(109,291)
Purchases*	—	—
Sales	(480,482)	(480,482)
Transfers Into Level 3	13,517,829	13,517,829
Transfers Out of Level 3	—	—
Balance as of 04/30/17	$12,930,556	$12,930,556
Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 04/30/17**	$(109,291)	$(109,291)

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.
**	Included in the Statement of Operations under “Net change in unrealized appreciation/(depreciation) from investments.”

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Forward Foreign Currency Contracts

High Yield Bond is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). High Yield Bond entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

High Yield Bond forward foreign currency contracts are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/ (depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts,” if applicable.

(d)	Futures Contracts

Bond is subject to interest rate risk in the normal course of pursuing its objective. Bond entered into financial futures contracts (“futures contracts”) to gain exposure to and/ or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

The following tables provide a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of April 30, 2017

Bond

Assets:	Statement of Assets and Liabilities	Fair Value
Futures Contracts(a) Interest rate risk	Unrealized appreciation from futures contracts	$658,638
Total		$658,638
Liabilities:
Futures Contracts(a) Interest rate risk	Unrealized depreciation from futures contracts	$(1,452,375)
Total		$(1,452,375)
(a)	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

High Yield Bond

Liabilities:	Statement of Assets and Liabilities	Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized depreciation on forward foreign currency contracts	$(11,893)
Total		$(11,893)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2017

Bond

Realized Gain/(Loss):	Total
Futures Contracts Interest rate risk	$(1,225,152)
Total	$(1,225,152)

High Yield Bond

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts Currency Risk	$26,901
Total	$26,901

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended April 30, 2017

Bond

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts Interest rate risk	$(838,175)
Total	$(838,175)

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

High Yield Bond

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts Currency Risk	$(21,947)
Total	$(21,947)

The following tables provide a summary of the Funds’ average volume of derivative instruments held during the six months ended April 30, 2017:

Bond

Futures Contracts:
Average Notional Balance Long	$84,492,268
Average Notional Balance Short	$81,121,837

High Yield Bond

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Sold	$471,818

The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, the Funds entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution. At April 30, 2017, Bond has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

For financial reporting purposes, High Yield Bond does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of Assets and Liabilities.”

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

The following tables set forth High Yield Bond’s net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of April 30, 2017:

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Derivative Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$(11,893)	$—	$(11,893)
Total	$(11,893)	$—	$(11,893)

Amounts designated as “—” are zero.

Financial Assets, Derivative Assets and Collateral Pledged by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
JPMorgan Chase Bank	$(11,893)	$—	$—	$(11,893)
Total	$(11,893)	$—	$—	$(11,893)

Amounts designated as “—” are zero.

(e)	Securities Lending

During the six months ended April 30, 2017, Bond and Core Plus Bond entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.

Brown Brothers Harriman & Co. (“BBH”) serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.

The Funds receive payments from BBH equivalent to any interest while on loan, in lieu of income which is included as “Interest income” on the Statement of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on the difference between the income earned on the investment of cash collateral received from borrowers and the cash collateral fee, or a percentage of the loan fee charged to the borrower with respect to the receipt of non-cash collateral.

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2017, which were comprised of cash, were as follows:

Fund	Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Bond	$7,017,615
Core Plus Bond	39,771,143

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money Market Government Portfolio Institutional Class and shown in the Statement of Investments and included in calculating the Fund’s total assets.

U.S. Government securities received as collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets.

The Securities Lending Agency Agreement between the Trust and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Agency Agreement.

At April 30, 2017, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.

(f)	Joint Repurchase Agreements

During the six months ended April 30, 2017, Bond and Core Plus Bond, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

At April 30, 2017, the joint repo on a gross basis was as follows:

Royal Bank of Canada, 0.77%, dated 4/28/17, due 5/01/17, repurchase price $271,717,432, collateralized by U.S. Treasury Notes, ranging from 1.13% - 1.50%, maturing 5/31/20 - 02/28/21; total market value $277,245,223.

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

At April 30, 2017, the Funds’ investment in the joint repo was subject to an enforceable netting arrangement. The Funds’ proportionate holding in the joint repo was as follows:

					Gross Amounts not Offset in the Statement of Assets and Liabilities
Fund	Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
Bond	BNP Paribas Securities Corp.	$6,457,327	$—	$6,457,327	$(6,457,327)	$—
Core Plus Bond	BNP Paribas Securities Corp.	36,595,805	—	36,595,805	(36,595,805)	—

Amounts designated as “—” are zero.

*	At April 30, 2017, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repo. Please refer to the Statement of Investments for each Fund’s undivided interest in the joint repo and related collateral.

During the six months ended April 30, 2017, Government Money Market, along with another series of Nationwide Variable Insurance Trust (“NVIT”), pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash through a joint account at JPMorgan Chase Bank, N.A. (“JPMorgan”), Government Money Market’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, Government Money Market has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by Government Money Market may be delayed or limited.

At April 30, 2017, the joint repos on a gross basis were as follows:

ABN Amro Bank NV, 0.83%, dated 04/28/17, due 05/01/17, repurchase price $ 100,691,667, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.88% - 4.50%, maturing 02/28/19 - 12/20/43; total market value $102,007,150.

ING Financial Markets LLC, 0.82%, dated 04/28/17, due 05/01/17, repurchase price $ 233,887,383, collateralized by U.S. Government Agency Securities, ranging from 3.00% - 4.00%, maturing 07/25/39 - 04/25/43; total market value $239,270,485.

Natixis Financial Products LLC, 0.79%, dated 04/28/17, due 05/04/17, repurchase price $ 152,304,167, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.88%, maturing 06/30/18 - 05/15/46; total market value $153,023,522.

Natixis Financial Products LLC, 0.83%, dated 04/28/17, due 05/01/17, repurchase price $ 50,345,833, collateralized by U.S. Government Agency and Treasury Securities, ranging from 1.34% - 6.75%, maturing 08/15/18 - 12/16/58; total market value $51,112,231.

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

RBS Securities, Inc., 0.79%, dated 04/27/17, due 05/04/17, repurchase price $250,038,403, collateralized by U.S. Government Treasury Securities, ranging from 0.63% - 3.75%, maturing 04/15/18 - 11/15/43; total market value $255,007,171.

Wells Fargo Securities LLC, 0.83%, dated 04/28/17, due 05/01/17, repurchase price $302,075,000, collateralized by U.S. Government Agency Securities, ranging from 1.05% - 7.50%, maturing 06/25/17 - 07/25/48; total market value $309,021,373.

At April 30, 2017, Government Money Market’s investment in the joint repos was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repos was as follows:

					Gross Amounts not Offset in the Statement of Assets and Liabilities
Fund	Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
Government Money Market	ING Financial Markets LLC	$74,050,000	$—	$74,050,000	$(74,050,000)	$—
Government Money Market	Natixis Financial Products LLC	25,000,000	—	25,000,000	(25,000,000)	—
Government Money Market	Natixis Financial Products LLC	25,000,000	—	25,000,000	(25,000,000)	—
Government Money Market	ABN Amro	50,000,000	—	50,000,000	(50,000,000)	—
Government Money Market	RBS Securities, Inc.	75,000,000	—	75,000,000	(75,000,000)	—
Government Money Market	Wells Fargo Securities LLC	70,000,000	—	70,000,000	(70,000,000)	—

Amounts designated as “—” are zero.

*	At April 30, 2017, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in each joint repo. Please refer to the Statement of Investments for Government Money Market’s undivided interest in each joint repo and related collateral.

(g)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations. In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on a Fund’s Statement of Operations.

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

(h)	Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(i)	Federal Income Taxes

Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority.

Each Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(j)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.   Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each the Funds as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

As of April 30, 2017, the subadviser for each Fund is as follows:

Fund	Subadviser
Bond	Nationwide Asset Management, LLC (“NWAM”)(a)
Core Plus Bond	Thompson, Siegel & Walmsley LLC
Government Bond	NWAM(a)
Government Money Market	Federated Investment Management Company
HM Bond	HighMark Capital Management, Inc. (“HighMark”)
California Intermediate Tax Free Bond	HighMark
National Intermediate Tax Free Bond	HighMark
Short Term Bond	HighMark
High Yield Bond	UBS Asset Management (Americas) Inc.
Inflation-Protected Securities	NWAM(a)
Wisconsin Tax Exempt	Ziegler Capital Management, LLC
(a)	NWAM is an affiliate of NFA.

Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2017, the Funds paid investment advisory fees to NFA according to the schedule below.

Fund	Fee Schedule	Advisory Fee (annual rate)
Bond	Up to $250 million	0.44%
	$250 million up to $1 billion	0.415%
	$1 billion up to $2 billion	0.39%
	$2 billion up to $5 billion	0.365%
	$5 billion and more	0.34%
Core Plus Bond	Up to $500 million	0.45%
	$500 million up to $1 billion	0.425%
	$1 billion and more	0.40%
Government Bond	Up to $250 million	0.45%
	$250 million up to $1 billion	0.425%
	$1 billion up to $2 billion	0.40%
	$2 billion up to $5 billion	0.375%
	$5 billion and more	0.35%
Government Money Market	Up to $1 billion	0.40%
	$1 billion up to $2 billion	0.38%
	$2 billion up to $5 billion	0.36%
	$5 billion and more	0.34%
HM Bond	Up to $250 million	0.44%
	$250 million up to $1 billion	0.415%
	$1 billion up to $2 billion	0.39%
	$2 billion up to $5 billion	0.365%
	$5 billion and more	0.34%
California Intermediate Tax Free Bond	Up to $250 million	0.45%
	$250 million and more	0.40%
National Intermediate Tax Free Bond	Up to $250 million	0.45%
	$250 million and more	0.40%

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Fund	Fee Schedule	Advisory Fee (annual rate)
Short Term Bond	Up to $500 million	0.35%
	$500 million up to $1 billion	0.34%
	$1 billion up to $3 billion	0.325%
	$3 billion up to $5 billion	0.30%
	$5 billion up to $10 billion	0.285%
	$10 billion and more	0.275%
High Yield Bond	Up to $500 million	0.55%
	$500 million up to $1 billion	0.50%
	$1 billion and more	0.475%
Inflation-Protected Securities	All assets	0.25%
Wisconsin Tax Exempt	Up to $250 million	0.50%
	$250 million and more	0.40%

For the six months ended April 30, 2017, the effective advisory fee rates before and after voluntary advisory fee waivers were as follows

Fund	Effective Advisory Fee Rate Before Voluntary* Fee Waivers and Expense Reimbursements	Effective Advisory Fee Rate After Voluntary* Fee Waivers	Effective Advisory Fee Rate After Voluntary* Fee Waivers and Expense Reimbursements
Bond	0.43%	N/A	0.35%
Core Plus Bond	0.43	N/A	0.43
Government Bond	0.45	N/A	0.19
Government Money Market	0.37	0.34%	0.34
HM Bond	0.43	N/A	0.43
California Intermediate Tax Free Bond	0.45	N/A	0.34
National Intermediate Tax Free Bond	0.45	N/A	0.00
Short Term Bond	0.35	N/A	0.35
High Yield Bond	0.55	N/A	0.00
Inflation-Protected Securities	0.25	N/A	0.15
Wisconsin Tax Exempt	0.50	N/A	0.35

N/A — Not Applicable.

*	Voluntary waivers may be discontinued at any time at the discretion of NFA.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $448,582 during the six months ended April 30, 2017.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Funds’ operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the table below until February 28, 2018.

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Fund	Classes	Amount (annual rate)
Bond	All Classes	0.44%
Core Plus Bond	All Classes	0.70
Government Bond	All Classes	0.70
Government Money Market	Class R6	0.59
	Investor Shares	0.59
	Service Class	0.59	(a)
HM Bond	All Classes	0.65
California Intermediate Tax Free Bond	All Classes	0.49
National Intermediate Tax Free Bond	All Classes	0.47
Short Term Bond	All Classes	0.45
High Yield Bond	All Classes	0.75
Inflation-Protected Securities	All Classes	0.30
Wisconsin Tax Exempt	All Classes	0.60
(a)	Effective through February 28, 2018, Fund Operating Expenses including the Rule 12b-1 fees and fees paid pursuant to the Fund’s Administrative Services Plan shall be limited to 0.75%. NFD waived Distribution fees for Government Money Market, Service Class, in the amount of $647.

NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to a Fund was made. However, no reimbursement may be made unless: (i) a Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of April 30, 2017, the cumulative potential reimbursements for the Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to the Funds are:

Fund	Fiscal Year 2014 Amount	Fiscal Year 2015 Amount	Fiscal Year 2016 Amount	Six Months Ended April 30, 2017 Amount	Total
Bond	$278,508	$336,736	$404,470	$195,523	$1,215,237
Core Plus Bond	—	—	—	—	—
Government Bond	N/A	4,983	77,780	57,238	140,001
Government Money Market	—	—	—	—	—
HM Bond(a)	—	—	—	—	—
California Intermediate Tax Free Bond(a)	—	—	117,339	91,351	208,690
National Intermediate Tax Free Bond(a)	—	—	129,138	104,359	233,497
Short Term Bond(a)	—	—	1,695	—	1,695
High Yield Bond	161,537	148,837	174,403	80,953	565,730
Inflation-Protected Securities	121,641	102,179	129,005	80,923	433,748
Wisconsin Tax Exempt	—	—	84,759	67,896	152,655

N/A — Not Applicable.

Amounts designated as “—” are zero or have been rounded to zero.

(a)	NFA has agreed with the Board of Trustees, NFA will not seek recoupment of fees waived prior to April 1, 2016.

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and NVIT, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

For the six months ended April 30, 2017, NFM earned $871,531 in fees from the Funds under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $6 to $21 per customer per year.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2017, the Funds’ aggregate portion of such costs amounted to $8,369.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the table below.

Fund	Class A Shares	Class C Shares(a)	Class R Shares(b)	Service Class Shares
Bond	0.25%	1.00%	0.50%	N/A
Core Plus Bond	0.25	N/A	N/A	N/A
Government Bond	0.25	1.00	0.50	N/A
Government Money Market	N/A	N/A	N/A	0.15%
HM Bond	0.25	0.75	N/A	N/A
California Intermediate Tax Free Bond	0.25	0.75	N/A	N/A
National Intermediate Tax Free Bond	0.25	0.75	N/A	N/A
Short Term Bond	0.25	0.75	N/A	N/A
High Yield Bond	0.25	0.75	N/A	N/A
Inflation-Protected Securities	0.25	N/A	N/A	N/A
Wisconsin Tax Exempt	0.25	0.75	N/A	N/A

N/A — Not Applicable.

(a)	For Class C Shares, 0.25% of the rate may be a service fee and the remainder a distribution fee.
(b)	For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. Core Plus Bond and High Yield Bond Class A sales charges range from 0.00% to 4.25%, and Bond, Government Bond, HM Bond, California Intermediate Tax Free Bond, National Intermediate Tax Free Bond, Short Term Bond, Inflation-Protected Securities and Wisconsin Tax Exempt Class A sales charges range from 0.00% to 2.25% based on the amount of the purchase. During the six months ended April 30, 2017, the Funds imposed front-end sales charges of $63,072. From these fees, NFD retained a portion amounting to $3,628.

NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class C shares made within 1 year of purchase. Applicable Class A CDSCs are 0.75% for Bond, Core Plus Bond, Government Bond, High Yield Bond, and Inflation-Protected Securities and 0.50% for HM Bond, California Intermediate Tax Free Bond, National Intermediate Tax Free Bond, Short Term Bond, and Wisconsin Tax Exempt. Class C CDSCs are 1.00% for Bond, Government Bond, HM Bond, California Intermediate Tax Free Bond, National Intermediate Tax Free Bond, Short Term Bond, and Wisconsin Tax Exempt and 0.75% for High Yield Bond. During the six months ended April 30, 2017, the Funds imposed CDSCs of $1,282. NFD retained all of the CDSCs imposed by the Funds.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A, Class C, Class R, Investor Shares, Institutional Service Class, and Service Class shares of each of the Funds.

For the six months ended April 30, 2017, the effective rates for administrative services fees were as follows:

Fund	Class A Shares	Class C Shares	Class R Shares	Investor Shares	Institutional Service Class Shares	Service Class Shares
Bond	0.05%	0.05%	0.20%	N/A	0.05%	N/A
Core Plus Bond	0.12	N/A	N/A	N/A	0.10	N/A
Government Bond	0.11	0.04	0.25	N/A	0.08	N/A
Government Money Market	N/A	N/A	N/A	0.15%	N/A	0.15%
HM Bond	0.14	0.08	N/A	N/A	0.25	N/A
California Intermediate Tax Free Bond	0.07	0.05	N/A	N/A	0.09	N/A
National Intermediate Tax Free Bond	0.06	0.04	N/A	N/A	0.05	N/A
Short Term Bond	0.08	0.09	N/A	N/A	0.08	N/A
High Yield Bond	0.14	0.11	N/A	N/A	0.14	N/A
Inflation-Protected Securities	0.03	N/A	N/A	N/A	0.15	N/A
Wisconsin Tax Exempt	0.05	0.05	N/A	N/A	0.03	N/A

N/A — Not Applicable.

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

For the six months ended April 30, 2017, each Fund’s total administrative services fees were as follows:

Fund	Amount
Bond	$17,265
Core Plus Bond	5,916
Government Bond	20,352
Government Money Market	275,735
HM Bond	311,794
California Intermediate Tax Free Bond	41,546
National Intermediate Tax Free Bond	5,998
Short Term Bond	59,507
High Yield Bond	15,500
Inflation-Protected Securities	282
Wisconsin Tax Exempt	22,288

During the six months ended April 30, 2017, NFA voluntarily waived investment advisory fees payable by Government Money Market in an amount equal to $104,591. During the same period, NFD voluntarily waived Rule 12b-1 fees payable by Service Class shares of Government Money Market in an amount equal to $1,424. Also during that period, NFS voluntarily waived fees payable to it pursuant to the Trust’s Administrative Services Plan by Investor Shares and Service Class shares of Government Money Market in an amount equal to $136,936. Each of these fee waivers was made voluntarily, and neither NFA, NFD nor NFS shall be entitled to reimbursement by Government Money Market of any of the amounts waived. Such waivers may be discontinued at any time, and neither NFA, NFD nor NFS represents that any of these voluntary waivers will be continued or repeated.

As of April 30, 2017, NFA or its affiliates directly held the percentage indicated below of the shares outstanding of the applicable Fund.

Fund	% of Shares Outstanding Owned
Bond	89.81%
Core Plus Bond	91.00
Government Bond	26.85
Government Money Market	24.05
HM Bond	37.07
California Intermediate Tax Free Bond	—
National Intermediate Tax Free Bond	—
Short Term Bond	54.28
High Yield Bond	—
Inflation-Protected Securities	99.42
Wisconsin Tax Exempt	0.01

Amounts designated as “—” are zero or have been rounded to zero.

4.  Line of Credit and Earnings Credit

The Trust, excluding Government Money Market, and NVIT (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 13, 2017. During the six months ended April 30, 2017, the Funds had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Funds’ custody accounts, which are used to offset custody fees of a Fund. Credits earned, if any, are presented in the Statement of Operations.

5.  Investment Transactions

For the six months ended April 30, 2017, purchases and sales of securities (excluding short-term securities) were as follows:

Fund	Purchases*	Sales*
Bond	$181,665,162	$145,898,001
Core Plus Bond	568,874,919	438,616,593
Government Bond	4,252,722	10,960,131
HM Bond	155,394,784	251,515,278
California Intermediate Tax Free Bond	15,057,882	37,486,195
National Intermediate Tax Free Bond	10,604,269	25,865,064
Short Term Bond	96,452,903	111,253,593
High Yield Bond	13,392,140	14,290,054
Inflation-Protected Securities	119,266,762	46,476,131
Wisconsin Tax Exempt	2,634,241	8,440,675
*	Includes purchases and sales of long-term U.S. Government securities, if any.

For the six months ended April 30, 2017, purchases and sales of U.S. Government securities (excluding short-term securities) were as follows:

Fund	Purchases	Sales
Bond	$—	$71,430,296
Core Plus Bond	216,891,262	112,189,238
Government Bond	2,198,762	6,122,924
HM Bond	85,812,441	98,802,708
California Intermediate Tax Free Bond	—	—
National Intermediate Tax Free Bond	—	—
Short Term Bond	42,564,805	24,521,582
High Yield Bond	—	—
Inflation-Protected Securities	119,266,762	46,476,131
Wisconsin Tax Exempt	—	—

Amounts designated as “—” are zero or have been rounded to zero.

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

6.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Risks Associated with Low Quality/High Yield Securities

Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Concentration of Credit Risk

As of the date of these financial statements, the California Intermediate Tax-Free Bond Fund invests in debt securities issued by the State of California and its political subdivisions. As of the date of these financial statements, the Wisconsin Tax- Exempt Fund invests in debt securities issued by the State of Wisconsin and its political subdivisions. The ability of the issuers of the securities held by these Funds to meet their obligations may be affected by economic and political developments in their respective states.

Other

California Intermediate Tax Free Bond, National Intermediate Tax Free Bond, and Wisconsin Tax Exempt may invest through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis into one of the following money market funds: Dreyfus Tax Exempt Cash Management, Institutional Shares, or Morgan Stanley Institutional Liquidity Funds Tax Exempt, Institutional Shares. As with investments in any money market fund, the Funds’ investments in the aforementioned money market funds are neither guaranteed nor insured, and shares of these money market funds may decline in value, causing losses to the Funds.

The Trust may invest through an omnibus account at BBH any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Government Portfolio, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Investments Money Market Government Portfolio, Institutional Class may decline in value, causing losses to the Trust.

7 .  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

8.  New Accounting Pronouncements and Other Matters

In October 2016, the SEC voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

9.  Other

As of April 30, 2017, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed below.

Fund	% of Shares	Number of Accounts
Bond	65.85%	4	(a)
Core Plus Bond	27.54	2	(a)
Government Bond	35.60	2
Government Money Market	55.60	2
HM Bond	69.08	4
California Intermediate Tax Free Bond	48.77	3
National Intermediate Tax Free Bond	60.09	3
Short Term Bond	64.50	4
High Yield Bond	47.64	1
Inflation-Protected Securities	61.41	4	(a)
Wisconsin Tax Exempt	27.88	1
(a)	Each such account is the account of an affiliated fund.

10.  Federal Tax Information

As of April 30, 2017, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Bond	$571,009,576	$5,987,606	$(4,048,151)	$1,939,455
Core Plus Bond	1,201,275,089	14,779,620	(7,517,406)	7,262,214
Government Bond	40,831,361	790,890	(311,632)	479,258
Government Money Market	704,323,313	—	—	—
HM Bond	463,527,544	8,075,408	(6,810,802)	1,264,606
California Intermediate Tax Free Bond	153,410,965	4,863,213	(882,202)	3,981,011
National Intermediate Tax Free Bond	35,058,459	470,551	(293,215)	177,336
Short Term Bond	360,253,606	1,152,746	(1,394,440)	(241,694)
High Yield Bond	23,888,333	931,642	(138,502)	793,140
Inflation-Protected Securities	219,125,334	553,205	(2,783,511)	(2,230,306)
Wisconsin Tax Exempt	86,317,062	3,347,911	(4,188,098)	(840,187)

Amounts designated as “—” are zero or have been rounded to zero.

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Supplemental Information

April 30, 2017 (Unaudited)

Nationwide Amundi Global High Yield Fund

Nationwide Amundi Strategic Income Fund

Nationwide Bailard Cognitive Value Fund

Nationwide Bailard Emerging Markets Equity Fund

Nationwide Bailard International Equities Fund

Nationwide Bailard Technology & Science Fund

Nationwide Bond Fund

Nationwide Core Plus Bond Fund

Nationwide Emerging Markets Debt Fund

Nationwide Fund

Nationwide Global Equity Fund

Nationwide Government Bond Fund

Nationwide Growth Fund

Nationwide Geneva Mid Cap Growth Fund

Nationwide Geneva Small Cap Growth Fund

Nationwide High Yield Bond Fund

Nationwide HighMark California Intermediate Tax Free Bond Fund

Nationwide HighMark Bond Fund

Nationwide HighMark Large Cap Core Equity Fund

Nationwide HighMark National Intermediate Tax Free Bond Fund

Nationwide HighMark Short Term Bond Fund

Nationwide HighMark Small Cap Core Fund

Nationwide Inflation-Protected Securities Fund

Nationwide Government Money Market Fund

Nationwide Portfolio Completion Fund

Nationwide Small Company Growth Fund

Nationwide U.S. Small Cap Value Fund

Nationwide Ziegler Equity Income Fund

Nationwide Ziegler Wisconsin Tax Exempt Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

Supplemental Information (Continued)

April 30, 2017 (Unaudited)

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser, and the Adviser’s and the Sub-Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

Supplemental Information (Continued)

April 30, 2017 (Unaudited)

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

In their consideration of the sub-advisory agreement with HighMark Capital Management, Inc. (“HighMark”), the Trustees considered information provided by the Adviser regarding the Adviser’s business relations with the HighMark organization. The Trustees considered that the Adviser has agreed, through September 2018, to pay HighMark a termination fee if it terminates or recommends termination of HighMark as a Sub-Adviser to a Fund, other than the Nationwide HighMark Bond Fund, and considered the potential conflict of interest presented by that agreement. The Trustees noted the Adviser’s statements that the termination fee would not apply in the case of any termination for cause, such as failure of a Fund to meet certain performance standards, and the Adviser’s statement that it will apply the same standards in its oversight of HighMark that it applies to all other Sub-Advisers.

Funds without identified performance or expense challenges

Nationwide Amundi Global High Yield Fund, Nationwide Amundi Strategic Income Fund, Nationwide Bailard Cognitive Value Fund, Nationwide Bailard International Equities Fund, Nationwide Bailard Technology & Science Fund, Nationwide Fund, Nationwide Government Bond Fund, Nationwide Growth Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide HighMark Large Cap Core Equity Fund, Nationwide HighMark Short Term Bond Fund, Nationwide Inflation-Protected Securities Fund, and Nationwide Ziegler Equity Income Fund.

Performance

The Trustees noted that each of these Funds, except for the Nationwide Amundi Global High Yield Fund and Nationwide Amundi Strategic Income Fund, ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period with respect to Nationwide HighMark Large Cap Core Equity Fund, Nationwide HighMark Short Term Bond Fund, and Nationwide Ziegler Equity Income Fund, each of which commenced operations in September 2013). As to Nationwide Amundi Global High Yield Fund and Nationwide Amundi Strategic Income Fund, the Trustees considered that each Fund had only been in operation for a relatively short period of time as each Fund commenced operations in November 2015, and as a result they made no formal performance determination with respect to those Funds.

Actual Advisory Fee and Total Expense Ratio

The Trustees also noted that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of these Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Broadridge expense group.

The Trustees determined that each Fund’s levels of performance and expenses generally supported a recommendation to continue the Fund’s Advisory Agreements.

Supplemental Information (Continued)

April 30, 2017 (Unaudited)

Funds with expense challenges but without identified performance challenges

Nationwide Core Plus Bond Fund, Nationwide Emerging Markets Debt Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide HighMark Bond Fund, Nationwide HighMark Small Cap Core Fund, Nationwide Government Money Market Fund, Nationwide Small Company Growth Fund, and Nationwide U.S. Small Cap Value Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period for Nationwide HighMark Bond Fund and Nationwide HighMark Small Cap Core Fund). As to Nationwide Emerging Markets Debt Fund, the Trustees considered that the fund had commenced operations in February 2016 and additional time would be necessary to evaluate its performance. The Trustees determined that each Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

Actual Advisory Fee and Total Expense Ratio

The Trustees noted that each Fund’s actual advisory fee rate did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered, however, that the total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for each Fund, except for Nationwide HighMark Small Cap Core Fund and Nationwide Government Money Market Fund, ranked within the top three quintiles of the Fund’s Broadridge expense group.

Nationwide Core Plus Bond Fund and Nationwide Emerging Markets Debt Fund. The Trustees noted the Adviser’s statement that each Fund’s actual advisory fee, although in the fourth comparative quintile, was less than one basis point above the 60th percentile of its Broadridge expense group.

Nationwide Geneva Small Cap Growth Fund. The Trustees noted the Adviser’s statement that the Fund’s actual advisory fee, although in the fourth comparative quintile, was 2.9 basis points above the 60th percentile of its Broadridge expense group.

Nationwide HighMark Small Cap Core Fund. The Trustees considered that the Adviser had agreed to implement a five-basis point reduction in the Fund’s advisory fee effective May 1, 2017, which, according to the Adviser, would have caused the Fund’s actual advisory fee and total expense ratio to be ranked within the top three quartiles of the Fund’s Broadridge expense group, if the reduction had been in effect for the measuring period.

Nationwide HighMark Bond Fund. The Trustees considered that the Adviser had agreed to implement a three-basis point reduction in the Fund’s advisory fee effective May 1, 2017, which, according to the Adviser, would have caused the Fund’s actual advisory fee to be ranked within the top three quartiles of the Fund’s Broadridge expense group, if the reduction had been in effect for the measuring period.

Nationwide Government Money Market Fund. The Trustees considered that the Adviser had implemented a ten-basis point advisory fee reduction in connection with the Fund’s transition to a government money market fund effective March 9, 2017, and reported to the Trustees that it would continue to review the expenses of the Fund in the coming year in light of developments in the market for comparable funds.

Nationwide Small Company Growth Fund. The Trustees noted the Adviser’s statement that the Fund’s actual advisory fee, although in the fourth comparative quintile, was just over two basis points basis points above the 60th percentile of its Broadridge expense group.

Nationwide U.S. Small Cap Value Fund. The Trustees considered that the Adviser had agreed to implement a five-basis point reduction in the Fund’s advisory fee effective May 1, 2017, which, according to the Adviser, would have caused the Fund’s actual advisory fee to be ranked within the top three quartiles of the Fund’s Broadridge expense group, if the reduction had been in effect for the measuring period.

Supplemental Information (Continued)

April 30, 2017 (Unaudited)

Funds with performance challenges but without identified expense challenges

Nationwide Bailard Emerging Markets Equity Fund, Nationwide Bond Fund, Nationwide Global Equity Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, Nationwide HighMark National Intermediate Tax Free Bond Fund, and Nationwide Portfolio Completion Fund.

Performance

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period with respect to Nationwide Bailard Emerging Markets Equity Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, and Nationwide HighMark National Intermediate Tax Free Bond Fund, each of which commenced operations in 2014). In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

Nationwide Bailard Emerging Markets Equity Fund. The Trustees considered that the Fund has been in operation for less than a three-year period, and was being evaluated instead on the basis of its two-year performance. The Trustees considered the Adviser’s statements that the Fund had underperformed primarily due to the Sub-Adviser’s stock selections, but that the Sub-Adviser’s stock selection process had improved over time and that the Adviser continues to have confidence in the Sub-Adviser.

Nationwide HighMark California Intermediate Tax Free Bond Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was due largely to its relatively conservative position in anticipation of rising interest rates and its bias to higher credits. They considered the Adviser’s statement that it considers the Sub-Adviser’s performance to be consistent with a core, high quality, low volatility investment approach. They also considered the Adviser’s statement that it would continue to monitor the Fund’s performance closely going forward.

Nationwide HighMark National Intermediate Tax Free Bond Fund. The Trustees considered the Adviser’s statements that the Fund underperformed largely due to its relatively defensive position as to interest rate risk, but that this portfolio position is generally consistent with the Fund’s core, high-quality, low-volatility approach. They also considered the Adviser’s statement that it would continue to monitor the Fund’s performance closely going forward.

Nationwide Bond Fund. The Trustees considered the Adviser’s statements that the Fund’s underperformance was the result of its sector allocations and the Fund’s relatively conservative allocations in a market that generally has rewarded more aggressive investment approaches, but that the Funds’ investments have performed appropriately in light of the Fund’s risk profile and investment strategy.

Nationwide Global Equity Fund. The Trustees considered the change in the Sub-Adviser’s investment management team in December 2015 and the Adviser’s statements regarding the Fund’s recent favorable investment performance under the new team’s investment strategy. The Trustees determined to monitor developments in respect of the Fund closely in light of its performance challenges.

Nationwide Portfolio Completion Fund. The Trustees noted that there are six asset classes represented within the Fund, selected by the Adviser to provide indirect exposure to alternative asset classes for funds-of-funds investing in this Fund. The Trustees considered the Adviser’s statements that the Fund is intended to provide diversifying exposures within the Nationwide funds-of-funds and that the Fund’s performance should be evaluated in light of that intention; and that the Fund’s assets allocated to the various alternative asset classes represented in the Fund’s portfolio performed in accordance with the Adviser’s expectations for this purpose.

Supplemental Information (Continued)

April 30, 2017 (Unaudited)

Actual Advisory Fees and Total Expense Ratio

The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Broadridge expense group.

Funds with performance and expense challenges

Nationwide High Yield Bond Fund and Nationwide Ziegler Wisconsin Tax Exempt Fund. The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees noted that, although each Fund’s actual advisory fee rate ranked within the top three quintiles of the Fund’s Broadridge expense group, each Fund’s total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group.

Nationwide High Yield Bond Fund. As to the Fund’s performance, the Trustees took into consideration the Adviser’s observation that the Fund’s overweight and underweight allocations to the energy sector over the course of the reporting period and some difficulty managing significant outflows had resulted in underperformance relative to its peers. They noted the Adviser’s statement that it had determined to recommend replacing the Fund’s current Sub-Adviser in light of the Fund’s performance.

As to the Fund’s expenses, the Trustees noted the Adviser’s statement that the Fund’s total expense ratio (including 12b-1 fees/non-12b-1 fees) was less than one basis point above the 60th percentile of its Broadridge expense group.

Nationwide Ziegler Wisconsin Tax Exempt Fund. As to the Fund’s performance, the Trustees considered the Adviser’s statements that a substantial portion of the Fund’s underperformance was attributable to the Fund’s holdings of Puerto Rican bonds, which detracted significantly from performance, and that the Fund has reduced significantly its holdings in Puerto Rican bonds. They also considered the Adviser’s statement that the Fund’s performance improved significantly in the past year. They considered the Adviser’s view that the Fund continues to meet a market need, and the Adviser’s recommendation that no changes be implemented in respect of the Fund, although the Adviser will continue to monitor the Fund’s portfolio and performance closely.

As to the Fund’s expenses, the Trustees considered that the Fund’s actual advisory fee was ranked in the third quintile of its Broadridge expense group. The Trustees noted that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) ranked in the fifth quintile of the Fund’s Broadridge expense group. They noted in this regard the relatively small size of the Fund and the substantial fee waiver/expense limitation the Adviser has implemented for the Fund.

-    -     -

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of Nationwide Emerging Markets Debt Fund, Nationwide Amundi Strategic Income Fund, and Nationwide Amundi Global High Yield Fund, is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Trustees determined to continue to monitor the fees paid by Nationwide Emerging Markets Debt Fund, Nationwide Amundi Strategic Income Fund, and Nationwide Amundi Global High Yield Fund to determine whether breakpoints might be appropriate.

-    -     -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services

Supplemental Information (Continued)

April 30, 2017 (Unaudited)

provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

Management Information

April 30, 2017

Trustees and Officers of the Trust

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 53 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.

Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112

Director of

Dentsply

International,

Inc. (dental

products)

from 2002 to present, Ultralife

Batteries, Inc. from

2004 to 2010,

Albany International

Corp. (paper

industry)

from 2005 to 2013,

Terex Corporation

(construction

equipment) from 2004 to present, and Minerals

Technology,

Inc. (specialty chemicals) from 2005 to 2014.

					Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	112	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	112

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide

Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation

2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Management Information (Continued)

April 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Thomas R. Hickey 1952	Senior Vice President, Head of Asset Strategies and Portfolio Manager since December 2015	Mr. Hickey is Head of Asset Strategies and Portfolio Manager for the Nationwide Funds Group[2], and is an Associate Vice President of Nationwide Mutual Insurance Company[2].

Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President and Head of Investment Strategies for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

Market Index Definitions

Bloomberg Barclays Municipal Bond Index: An unmanaged, market value-weighted index of fixed-rate investment-grade municipal bonds with a minimum credit rating of Baa3 and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Bloomberg Barclays US 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays US 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of US Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that tracks total returns for external-currency-denominated debt instruments of the emerging markets: Brady bonds, loans, eurobonds, and US dollar-denominated local market instruments.

Bloomberg Barclays US Aggregate Bond Index: An unmanaged, market value-weighted index of US dollar-denominated, investment-grade, fixed-rate, taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays US Corporate High Yield Index: An unmanaged index comprising issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA IndexSM: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Market Index Definitions (con’t.)

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

Glossary

Definitions of some commonly used investment terms

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities their principal and earned interest.

Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed-income (bonds) and cash equivalents (money market securities).

Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up process: A method of investing that involves the selection of equity securities based on their individual attributes regardless of broader national or economic factors.

Common stock: Securities representing shares of ownership in a corporation.

Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. Frontier market countries typically are emerging market countries that are considered to be among the smallest, least mature and least liquid.

Equity securities: Securities that represent an ownership interest in the issuer. Common stock is the most common type of equity securities.

Glossary (con’t.)

Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as they are bought and sold.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times, and the principal at maturity.

Futures: Contracts that obligate the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on the underlying asset) at a specified price on the contract’s maturity date.

Growth style: Investing in equity securities of companies that the Fund’s manager believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.

Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation, which means that the prices of goods and services are declining.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.

Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s, Standard & Poor’s and Fitch.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Mortgage-backed securities: Fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Glossary (con’t.)

Repurchase agreements: An agreement under which a fund enters into a contract with a broker-dealer or a bank for the purchase of securities, and in return the broker-dealer or bank agrees to repurchase the same securities at a specified date and price.

Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Subadviser: An asset management firm hired by a mutual fund’s advisor to handle the day-to-day management of the fund. The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in a fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.

Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.

Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy, 2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.

U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States. Therefore, such securities may not be supported by the full faith and credit of the United States.

Value style: Investing in equity securities that a Fund’s manager believes are undervalued, i.e., the securities are priced at less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of the Fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that the Fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the Fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701

Milwaukee, WI 53201-0701

nationwide.com/mutualfunds

Call 800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/mutualfunds. These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Distributor

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Oh. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. © 2017

SAR-CFX (6/17)

Semiannual Report

April 30, 2017 (Unaudited)

Nationwide Mutual Funds

Equity Funds

Nationwide Bailard Cognitive Value Fund

Nationwide Bailard Technology & Science Fund

Nationwide Fund

Nationwide Geneva Mid Cap Growth Fund

Nationwide Growth Fund

Nationwide HighMark Large Cap Core Equity Fund

Nationwide HighMark Small Cap Core Fund

Nationwide Small Company Growth Fund

Nationwide U.S. Small Cap Value Fund

Nationwide Ziegler Equity Income Fund

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.gov.

Nationwide Funds® Semiannual Report

Nationwide Funds®

Message to Investors

April 30, 2017

Dear Investor,

During the semiannual period ended April 30, 2017, investor attention has been focused heavily on equities, which is not surprising given their strong run during this period, with the benchmark S&P 500 Index being up around 13% since the presidential election. Healthy fundamentals present in the current U.S. economy are creating a solid backdrop for continued equity returns.

The recovery in corporate profits that began in mid-2016 has continued into 2017. Earnings and revenues continue to grow at a steady clip thanks to a firming global economy and relative stability in foreign exchange and commodities markets.

Internationally, “Brexit” has officially begun in the U.K., but the market’s lackluster response to the formal start of Britain’s divorce from the European Union shows investors have tempered their expectations about the potential repercussions. Similar to the U.S. market reaction to President Trump’s victory, as more international political uncertainty dissipates, international investors can begin to focus on economic fundamentals in these markets.

Continuing our efforts to expand our global offerings to investors, in December 2016 we launched the Nationwide International Small Cap Fund, subadvised by Wellington Management Company LLP, which offers investors the opportunity to diversify their international equity exposure with the objective of providing long-term capital growth.

Emerging markets continue to outgrow more mature economies by a healthy margin and are accounting for an increasing share of the total world economy. Although these economies will likely remain more volatile than more developed markets, they should continue to reward long-term investors due to their inherent structural advantages.

Tax reform has also been in the headlines lately. Lower corporate and personal tax rates would put more money in the hands of individuals and businesses, potentially increasing consumer spending and business investment that could boost economic growth in the near term.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both domestic and global, and are committed to helping them make informed investment decisions.

As always, we appreciate your continued trust and thank you for investing in Nationwide Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Funds

1

Economic Review

During the semiannual period ended April 30, 2017, equity markets rallied sharply as an improving economic and earnings environment teamed with optimism for pro-growth policies by the new U.S. administration drove equity returns. Fixed-income assets, however, were negatively affected by a rising-interest-rate environment. Domestic equities were quite strong, with the S&P 500® Index (S&P 500) returning 13.32% for the reporting period, establishing all-time highs as a result of the 11.43% return between the election and the end of the reporting period. International markets also were quite strong, though they slightly underperformed the S&P 500, as economic data moved sharply higher during the period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 11.47% for the period, while the MSCI Emerging Markets® Index was a bit lower at 8.88%. Fixed-income investment returns were mixed during the period, as tightening credit spreads helped to offset the impact of rising interest rates.

In the United States, equity markets showed particular strength through February 2017, though performance was more mixed in March and April as the initial optimism for economic growth driven by policy programs was muted by the realities of the political process. Gross domestic product (GDP) growth slowed during the reporting period, with 2.1% in the fourth quarter of 2016 as compared to and 0.7% in the first quarter of 2017. Current expectations are for an acceleration throughout 2017, with GDP of 2.9%, 2.3% and 2.2% expected, respectively, for the next three quarters. Earnings saw a dramatic turnaround during the reporting period; declining earnings for five straight quarters ended in the second quarter of 2016 and led into 4% growth in the third quarter, 5% in the fourth quarter and an estimated 13% in the first quarter of 2017.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in December 2016 and again in March 2017. Inflation is moving toward the Fed’s 2% target, economic growth may show modest acceleration this year, and global deflationary risks have moderated, allowing the Federal Open Market Committee (FOMC) to target an additional two interest rate hikes by the end of calendar-year 2017. Long-term rates spiked during the reporting period, as investors saw the proposed initiatives by the Trump administration as driving economic growth, along with inflation.

The S&P 500 ended the semiannual reporting period near its all-time high.

By the start of the semiannual reporting period, the S&P 500 had experienced a near four-month period of weakness, as investors were unwilling to commit ahead of the presidential election. Immediately following the election, investors aggressively bought equities, as there was broad optimism that the priorities expressed by the Trump administration would result in growth. In addition, with the end of the election, investors were able to focus their attention on what was an improving economic and profits picture. The best-performing sectors were financials, technology and consumer discretionary, while the weakest were energy, telecommunications and real estate. Small-capitalization stocks substantially outperformed large-cap stocks, while growth outperformed value.

U.S. economic activity remains relatively supportive for equity market returns.

International stocks underperformed U.S. stocks during the reporting period, but at a much more modest level than the more substantial underperformance recorded during previous periods. The S&P 500 has outperformed the MSCI EAFE in 10 of the past 13 quarters, and in 25 of the 32 quarters since the market bottom in 2009. The first quarter of 2017, however, saw developed and emerging market international indexes substantially outperform the S&P 500. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors’ focus was turned to the regions’ acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative in contrast to the Fed, which is tightening policy.

2

Economic Review (con’t.)

Performance in fixed-income markets was mixed during the reporting period, as rising interest rates on the short and long ends of the yield curve offset the benefit of tightening credit spreads. The 10-year Treasury yield rose from 1.82% to 2.29%, though it was lower than the high of 2.62% seen in mid-March 2017. Short- and long-term rates rose roughly in line, with the spread between 10-year and 2-year Treasury bonds rising by 0.3%.

Index	Semiannual Total Return (as of April 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.24%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	-2.83%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	2.50%
Bloomberg Barclays Municipal Bond	-0.34%
Bloomberg Barclays U.S. Aggregate Bond	-0.67%
Bloomberg Barclays U.S. Corporate High Yield	5.30%
MSCI EAFE®	11.47%
MSCI Emerging Markets®	8.88%
MSCI World ex USA	10.84%
Russell 1000® Growth	15.23%
Russell 1000® Value	11.69%
Russell 2000®	18.37%
S&P 500®	13.32%

Source: Morningstar

3

Fund Overview	Nationwide Bailard Cognitive Value Fund

Asset Allocation†

Common Stocks	91.5%
Exchange Traded Funds	7.1%
Other assets in excess of liabilities	1.4%
100.0%

Top Industries††

Banks	12.9%
Electronic Equipment, Instruments & Components	8.9%
Insurance	6.5%
Equity Real Estate Investment Trusts (REITs)	6.4%
Chemicals	5.9%
Thrifts & Mortgage Finance	4.5%
Semiconductors & Semiconductor Equipment	3.7%
Electric Utilities	3.5%
Energy Equipment & Services	3.4%
Commercial Services & Supplies	3.3%
Other Industries	41.0%
100.0%

Top Holdings††

Selective Insurance Group, Inc.	2.9%
Vanguard Small-Cap Value Fund	2.8%
First Defiance Financial Corp.	2.8%
First Financial Corp.	2.5%
ACCO Brands Corp.	2.5%
Customers Bancorp, Inc.	2.4%
iShares Russell 2000 Value Fund	2.4%
Stepan Co.	2.4%
Financial Institutions, Inc.	2.3%
Chase Corp.	2.2%
Other Holdings	74.8%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Percentages indicated are based upon total investments as of April 30, 2017.

4

Shareholder Expense Example	Nationwide Bailard Cognitive Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Bailard Cognitive Value Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	1,169.20	7.10	1.32
	Hypothetical	(a)(b)	1,000.00	1,018.25	6.61	1.32
Class C Shares	Actual	(a)	1,000.00	1,165.30	11.17	2.08
	Hypothetical	(a)(b)	1,000.00	1,014.48	10.39	2.08
Class M Shares	Actual	(a)	1,000.00	1,171.10	5.33	0.99
	Hypothetical	(a)(b)	1,000.00	1,019.89	4.96	0.99
Class R6 Shares(c)	Actual	(a)	1,000.00	1,171.10	5.33	0.99
	Hypothetical	(a)(b)	1,000.00	1,019.89	4.96	0.99
Institutional Service Class Shares	Actual	(a)	1,000.00	1,170.50	5.87	1.09
	Hypothetical	(a)(b)	1,000.00	1,019.39	5.46	1.09

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

5

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Bailard Cognitive Value Fund

Common Stocks 91.5%

	Shares	Market Value

Aerospace & Defense 0.3%
National Presto Industries, Inc.	3,000	$313,050

Airlines 0.7%
Hawaiian Holdings, Inc.*	8,700	472,410
SkyWest, Inc.	5,000	186,000

		658,410

Auto Components 3.0%
Spartan Motors, Inc.	127,900	1,055,175
Standard Motor Products, Inc.	9,785	497,372
Stoneridge, Inc.*	55,800	1,094,238
Superior Industries International, Inc.	14,000	304,500

		2,951,285

Banks 12.8%
Arrow Financial Corp.	9,200	315,100
Central Pacific Financial Corp.	15,600	487,968
Customers Bancorp, Inc.*	76,400	2,363,052
Enterprise Financial Services Corp.	15,300	646,425
Financial Institutions, Inc.	66,500	2,227,750
First Financial Corp.	50,550	2,466,840
MainSource Financial Group, Inc.	44,500	1,521,900
Peapack Gladstone Financial Corp.	8,700	278,922
Republic Bancorp, Inc., Class A	12,900	464,142
Sierra Bancorp	25,800	646,806
TriCo Bancshares	32,800	1,163,088

		12,581,993

Building Products 1.4%
Alpha Pro Tech Ltd.*	113,660	318,248
Masonite International Corp.*	5,000	416,000
Universal Forest Products, Inc.	7,000	667,030

		1,401,278

Chemicals 5.8%
Chase Corp.	21,300	2,183,250
Core Molding Technologies, Inc.*	17,800	352,084
Innophos Holdings, Inc.	9,500	455,430
Innospec, Inc.	6,300	415,800
Stepan Co.	27,100	2,298,080

		5,704,644

Commercial Services & Supplies 3.3%
ACCO Brands Corp.*	169,000	2,408,250
Brady Corp., Class A	21,370	832,361

		3,240,611

Construction & Engineering 2.4%
Goldfield Corp. (The)*	55,700	303,565
MYR Group, Inc.*	43,200	1,825,632
Tutor Perini Corp.*	8,100	249,885

		2,379,082

Common Stocks (continued)

	Shares	Market Value

Consumer Finance 0.2%
OneMain Holdings, Inc.*	6,500	$151,580

Containers & Packaging 0.5%
Greif, Inc., Class A	8,300	486,546

Diversified Consumer Services 0.5%
Capella Education Co.	5,120	487,936

Electric Utilities 3.5%
ALLETE, Inc.	6,800	475,388
PNM Resources, Inc.	45,200	1,683,700
Portland General Electric Co.	27,500	1,246,850

		3,405,938

Electrical Equipment 2.1%
EnerSys	24,300	2,019,573

Electronic Equipment, Instruments & Components 8.7%
AVX Corp.	21,200	358,492
ePlus, Inc.*	17,636	1,256,565
Insight Enterprises, Inc.*	23,800	1,001,980
Kimball Electronics, Inc.*	92,900	1,602,525
Orbotech Ltd.*	12,300	405,039
PCM, Inc.*	54,767	1,380,128
Plexus Corp.*	7,000	363,930
Sanmina Corp.*	28,100	1,046,725
Wayside Technology Group, Inc.	57,113	1,202,229

		8,617,613

Energy Equipment & Services 3.4%
Archrock, Inc.	69,200	816,560
Atwood Oceanics, Inc.*	20,900	163,647
Exterran Corp.*	7,700	210,749
Gulf Island Fabrication, Inc.	10,600	105,470
Helix Energy Solutions Group, Inc.*	35,200	215,424
Nabors Industries Ltd.	12,100	125,114
Natural Gas Services Group, Inc.*	10,950	300,030
Oil States International, Inc.*	7,700	229,075
Patterson-UTI Energy, Inc.	6,000	129,870
Rowan Cos. plc, Class A*	10,000	140,700
Unit Corp.*	42,300	909,027

		3,345,666

Equity Real Estate Investment Trusts (REITs) 6.3%
Agree Realty Corp.	19,400	940,512
American Assets Trust, Inc.	29,000	1,242,070
Corporate Office Properties Trust	17,900	586,046
Cousins Properties, Inc.	141,600	1,202,184
DCT Industrial Trust, Inc.	7,100	358,976
One Liberty Properties, Inc.	15,200	369,056
Urstadt Biddle Properties, Inc., Class A	79,512	1,563,206

		6,262,050

6

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Food & Staples Retailing 0.7%
Village Super Market, Inc., Class A	26,300	$694,057

Food Products 1.3%
Fresh Del Monte Produce, Inc.	10,000	613,000
Omega Protein Corp.	34,300	691,145

		1,304,145

Health Care Equipment & Supplies 3.0%
FONAR Corp.*	64,121	1,227,917
OraSure Technologies, Inc.*	107,000	1,402,770
Utah Medical Products, Inc.	5,730	358,698

		2,989,385

Hotels, Restaurants & Leisure 0.3%
Century Casinos, Inc.*	35,500	292,165

Household Durables 2.2%
Flexsteel Industries, Inc.	35,400	1,880,448
La-Z-Boy, Inc.	10,700	298,530

		2,178,978

Insurance 6.4%
Donegal Group, Inc., Class A	41,000	683,060
Employers Holdings, Inc.	46,300	1,852,000
Infinity Property & Casualty Corp.	9,300	923,025
Selective Insurance Group, Inc.	54,100	2,856,480

		6,314,565

IT Services 0.5%
CSP, Inc.	31,915	348,193
Net 1 UEPS Technologies, Inc.*	17,100	185,193

		533,386

Leisure Products 0.5%
Johnson Outdoors, Inc., Class A	13,100	475,792

Machinery 3.1%
Eastern Co. (The)	18,900	522,585
Kadant, Inc.	19,300	1,199,495
Luxfer Holdings plc,ADR-UK	30,300	354,207
Supreme Industries, Inc., Class A	51,200	1,026,048

		3,102,335

Media 1.2%
Saga Communications, Inc., Class A	23,000	1,178,750

Metals & Mining 0.2%
Schnitzer Steel Industries, Inc., Class A	9,600	181,440

Multi-Utilities 0.6%
NorthWestern Corp.	10,600	633,668

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels 0.5%
Gran Tierra Energy, Inc.*	113,600	$286,272
Western Refining, Inc.	7,000	241,430

		527,702

Paper & Forest Products 2.6%
Mercer International, Inc.	171,900	2,097,180
Schweitzer-Mauduit International, Inc.	10,900	469,245

		2,566,425

Personal Products 0.2%
Inter Parfums, Inc.	6,200	235,290

Pharmaceuticals 0.3%
Juniper Pharmaceuticals, Inc.*	55,000	253,000

Professional Services 2.7%
CBIZ, Inc.*	66,500	1,047,375
CRA International, Inc.	42,700	1,620,038

		2,667,413

Semiconductors & Semiconductor Equipment 3.7%
Cohu, Inc.	40,500	758,565
Kulicke & Soffa Industries, Inc.*	49,800	1,111,536
Rudolph Technologies, Inc.*	71,600	1,754,200

		3,624,301

Software 0.4%
GlobalSCAPE, Inc.	86,000	348,300
Progress Software Corp.	3,000	89,160

		437,460

Specialty Retail 0.6%
Big 5 Sporting Goods Corp.	5,000	77,000
Caleres, Inc.	2,700	77,814
Chico’s FAS, Inc.	17,200	237,704
Office Depot, Inc.	38,600	191,842

		584,360

Textiles, Apparel & Luxury Goods 0.3%
Crown Crafts, Inc.	32,715	255,177

Thrifts & Mortgage Finance 4.4%
First Defiance Financial Corp.	51,225	2,747,709
Territorial Bancorp, Inc.	51,750	1,601,662

		4,349,371

Tobacco 0.2%
Universal Corp.	3,000	220,350

Wireless Telecommunication Services 0.7%
Spok Holdings, Inc.	39,300	705,435

Total Common Stocks (cost $73,597,753)		90,312,205

7

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

Exchange Traded Funds 7.1%

	Shares	Market Value

Equity Funds 7.1%
Guggenheim S&P Smallcap 600 Pure Value Fund	28,300	$1,923,268
iShares Russell 2000 Value Fund	19,900	2,360,140
Vanguard Small-Cap Value Fund	22,400	2,763,040

Total Exchange Traded Funds (cost $5,520,239)		7,046,448

Total Investments (cost $79,117,992) (a) — 98.6%		97,358,653

Other assets in excess of liabilities — 1.4%		1,359,234

NET ASSETS — 100.0%		$98,717,887

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

Ltd.	Limited

plc	Public Limited Company

REIT	Real Estate Investment Trust

UK	United Kingdom

The accompanying notes are an integral part of these financial statements.

8

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Bailard Cognitive Value Fund
Assets:
Investments, at value (cost $79,117,992)	$97,358,653
Cash	1,470,558
Interest and dividends receivable	28,534
Security lending income receivable	48
Receivable for investments sold	1,129,470
Receivable for capital shares issued	39,975
Prepaid expenses	48,869

Total Assets	100,076,107

Liabilities:
Payable for investments purchased	1,123,258
Payable for capital shares redeemed	130,040
Accrued expenses and other payables:
Investment advisory fees	59,446
Fund administration fees	22,291
Distribution fees	413
Accounting and transfer agent fees	2,547
Trustee fees	207
Custodian fees	412
Compliance program costs (Note 3)	350
Professional fees	12,887
Printing fees	3,711
Other	2,658

Total Liabilities	1,358,220

Net Assets	$98,717,887

Represented by:
Capital	$76,877,944
Accumulated undistributed net investment income	72,774
Accumulated net realized gains from investments	3,526,508
Net unrealized appreciation/(depreciation) from investments	18,240,661

Net Assets	$98,717,887

Net Assets:
Class A Shares	$912,491
Class C Shares	286,475
Class M Shares	96,122,243
Class R6 Shares	17,621
Institutional Service Class Shares	1,379,057

Total	$98,717,887

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	63,059
Class C Shares	21,060
Class M Shares	6,641,273
Class R6 Shares	1,218
Institutional Service Class Shares	95,176

Total	6,821,786

9

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Bailard Cognitive Value Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$14.47
Class C Shares (b)	$13.60
Class M Shares	$14.47
Class R6 Shares	$14.47
Institutional Service Class Shares	$14.49
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$15.35

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

10

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Bailard Cognitive Value Fund
INVESTMENT INCOME:
Dividend income	$809,685
Interest income	4,101
Income from securities lending (Note 2)	1,695

Total Income	815,481

EXPENSES:
Investment advisory fees	357,261
Fund administration fees	52,078
Distribution fees Class A	1,166
Distribution fees Class C	1,212
Administrative servicing fees Class A	373
Administrative servicing fees Class C	116
Administrative servicing fees Institutional Service Class	555
Registration and filing fees	29,257
Professional fees	14,155
Printing fees	4,152
Trustee fees	1,361
Custodian fees	1,607
Accounting and transfer agent fees	8,447
Other	3,470

Total Expenses	475,210

NET INVESTMENT INCOME	340,271

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	5,050,643
Net change in unrealized appreciation/(depreciation) from investments	9,245,404

Net realized/unrealized gains from investments	14,296,047

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$14,636,318

The accompanying notes are an integral part of these financial statements.

11

Statements of Changes in Net Assets

	Nationwide Bailard Cognitive Value Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$340,271	$823,227
Net realized gains/(losses) from investments	5,050,643	(806,838)
Net change in unrealized appreciation/(depreciation) from investments	9,245,404	2,835,673

Change in net assets resulting from operations	14,636,318	2,852,062

Distributions to Shareholders From:
Net investment income:
Class A	(4,108)	(5,335)
Class C	(487)	(2,337)
Class M	(497,060)	(775,837)
Class R6 (a)	(71)	(107)
Institutional Service Class	(6,024)	(2,092)

Change in net assets from shareholder distributions	(507,750)	(785,708)

Change in net assets from capital transactions	(802,155)	(1,454,926)

Change in net assets	13,326,413	611,428

Net Assets:
Beginning of period	85,391,474	84,780,046

End of period	$98,717,887	$85,391,474

Accumulated undistributed net investment income at end of period	$72,774	$240,253

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$125,264	$185,737
Dividends reinvested	3,527	4,707
Cost of shares redeemed	(202,179)	(176,671)

Total Class A Shares	(73,388)	13,773

Class C Shares
Proceeds from shares issued	96,743	29,992
Dividends reinvested	463	2,337
Cost of shares redeemed	(65,294)	(221,774)

Total Class C Shares	31,912	(189,445)

Class M Shares
Proceeds from shares issued	2,233,982	6,065,134
Dividends reinvested	334,745	511,313
Cost of shares redeemed	(3,558,322)	(8,660,014)

Total Class M Shares	(989,595)	(2,083,567)

Class R6 Shares (a)
Proceeds from shares issued	18,883	–
Dividends reinvested	71	107
Cost of shares redeemed	(15,020)	–

Total Class R6 Shares	3,934	107

12

Statements of Changes in Net Assets (Continued)

	Nationwide Bailard Cognitive Value Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$631,517	$5,556,378
Dividends reinvested	4,727	1,803
Cost of shares redeemed	(411,262)	(4,753,975)

Total Institutional Service Class Shares	224,982	804,206

Change in net assets from capital transactions	$(802,155)	$(1,454,926)

SHARE TRANSACTIONS:
Class A Shares
Issued	8,634	15,152
Reinvested	244	405
Redeemed	(14,510)	(14,917)

Total Class A Shares	(5,632)	640

Class C Shares
Issued	7,240	2,722
Reinvested	34	213
Redeemed	(5,137)	(18,869)

Total Class C Shares	2,137	(15,934)

Class M Shares
Issued	158,680	513,023
Reinvested	23,214	43,646
Redeemed	(250,962)	(722,830)

Total Class M Shares	(69,068)	(166,161)

Class R6 Shares (a)
Issued	1,323	–
Reinvested	5	9
Redeemed	(1,067)	–

Total Class R6 Shares	261	9

Institutional Service Class Shares
Issued	45,252	433,395
Reinvested	327	151
Redeemed	(28,284)	(370,320)

Total Institutional Service Class Shares	17,295	63,226

Total change in shares	(55,007)	(118,220)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

13

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Bailard Cognitive Value Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income (Loss) to Average Net Assets (e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$12.43	0.03	2.07	2.10	(0.06)	–	(0.06)	–	$14.47	16.92%		$912,491	1.32%	0.38%		1.32%	48.40%
Year Ended October 31, 2016	$12.13	0.08	0.30	0.38	(0.08)	–	(0.08)	–	$12.43	3.16%	(h)	$853,608	1.36%	0.67%		1.36%	95.42%
Year Ended October 31, 2015	$13.73	0.08	(0.15)	(0.07)	(0.09)	(1.44)	(1.53)	–	$12.13	0.01%	(h)	$825,797	1.36%	0.65%		1.36%	160.34%
Period Ended October 31, 2014 (i)	$13.24	0.01	0.48	0.49	–	–	–	–	$13.73	3.70%	(h)	$1,846,817	1.38%	0.22%		1.38%	80.17%
Year Ended July 31, 2014	$14.97	0.06	1.24	1.30	(0.12)	(2.91)	(3.03)	–	$13.24	10.00%	(h)	$1,102,616	1.37%	0.46%		1.38%	286.05%
Year Ended July 31, 2013	$11.48	0.14	3.45	3.59	(0.10)	–	(0.10)	–	$14.97	31.48%		$1,122,377	1.47%	1.09%		1.58%	339.00%
Year Ended July 31, 2012	$11.51	0.03	(0.01)	0.02	(0.05)	–	(0.05)	–	$11.48	0.21%		$615,772	1.47%	0.23%		1.60%	268.00%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$11.70	(0.03)	1.96	1.93	(0.03)	–	(0.03)	–	$13.60	16.53%		$286,475	2.08%	(0.39%	)	2.08%	48.40%
Year Ended October 31, 2016	$11.51	–	0.26	0.26	(0.07)	–	(0.07)	–	$11.70	2.27%		$221,484	2.11%	(0.02%	)	2.13%	95.42%
Year Ended October 31, 2015	$13.08	(0.01)	(0.12)	(0.13)	–	(1.44)	(1.44)	–	$11.51	(0.56%	)	$401,139	2.06%	(0.06%	)	2.06%	160.34%
Period Ended October 31, 2014 (i)	$12.65	(0.01)	0.44	0.43	–	–	–	–	$13.08	3.40%		$570,802	2.09%	(0.44%	)	2.11%	80.17%
Year Ended July 31, 2014	$14.55	(0.02)	1.19	1.17	(0.16)	(2.91)	(3.07)	–	$12.65	9.25%		$12,501,150	1.99%	(0.14%	)	1.99%	286.05%
Year Ended July 31, 2013	$11.17	0.06	3.36	3.42	(0.04)	–	(0.04)	–	$14.55	30.67%		$559,903	2.07%	0.49%		2.08%	339.00%
Year Ended July 31, 2012	$11.20	(0.04)	0.01	(0.03)	–	–	–	–	$11.17	(0.27%	)	$408,689	2.07%	(0.37%	)	2.10%	268.00%

Class M Shares
Six Months Ended April 30, 2017 (Unaudited)	$12.42	0.05	2.07	2.12	(0.07)	–	(0.07)	–	$14.47	17.11%		$96,122,243	0.99%	0.72%		0.99%	48.40%
Year Ended October 31, 2016	$12.12	0.12	0.29	0.41	(0.11)	–	(0.11)	–	$12.42	3.47%		$83,335,874	1.04%	1.00%		1.04%	95.42%
Year Ended October 31, 2015	$13.70	0.12	(0.14)	(0.02)	(0.12)	(1.44)	(1.56)	–	$12.12	0.44%		$83,363,710	0.99%	1.02%		0.99%	160.34%
Period Ended October 31, 2014 (i)	$13.20	0.02	0.48	0.50	–	–	–	–	$13.70	3.79%		$91,669,452	1.07%	0.54%		1.11%	80.17%
Year Ended July 31, 2014	$14.95	0.12	1.23	1.35	(0.19)	(2.91)	(3.10)	–	$13.20	10.38%		$88,479,981	1.00%	0.85%		1.01%	286.05%
Year Ended July 31, 2013	$11.47	0.19	3.44	3.63	(0.15)	–	(0.15)	–	$14.95	31.94%		$93,162,527	1.07%	1.49%		1.08%	339.00%
Year Ended July 31, 2012	$11.51	0.07	–	0.07	(0.11)	–	(0.11)	–	$11.47	0.71%		$75,990,508	1.07%	0.63%		1.10%	268.00%

14

Financial Highlights (Continued)

Selected data for each share of capital outstanding throughout the periods indicated

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income (Loss) to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class R6 Shares (j)
Six Months Ended April 30, 2017 (Unaudited)	$12.42	0.04	2.08	2.12	(0.07)	–	(0.07)	–	$14.47	17.11%		$17,621	0.99%	0.62%	0.99%	48.40%
Year Ended October 31, 2016	$12.12	0.12	0.29	0.41	(0.11)	–	(0.11)	–	$12.42	3.47%		$11,885	1.03%	1.00%	1.03%	95.42%
Year Ended October 31, 2015	$13.69	0.12	(0.13)	(0.01)	(0.12)	(1.44)	(1.56)	–	$12.12	0.51%		$11,490	0.98%	1.03%	0.98%	160.34%
Period Ended October 31, 2014 (i)	$13.19	0.02	0.48	0.50	–	–	–	–	$13.69	3.79%		$11,435	1.07%	0.53%	1.10%	80.17%
Period Ended July 31, 2014 (k)	$14.97	0.09	1.23	1.32	(0.19)	(2.91)	(3.10)	–	$13.19	10.15%		$11,017	0.99%	0.76%	0.99%	286.05%

Institutional Service Class Shares (l)
Six Months Ended April 30, 2017 (Unaudited)	$12.44	0.04	2.08	2.12	(0.07)	–	(0.07)	–	$14.49	17.05%		$1,379,057	1.09%	0.63%	1.09%	48.40%
Year Ended October 31, 2016	$12.14	0.08	0.33	0.41	(0.11)	–	(0.11)	–	$12.44	3.41%		$968,623	1.14%	0.66%	1.14%	95.42%
Year Ended October 31, 2015	$13.71	0.13	(0.12)	0.01	(0.14)	(1.44)	(1.58)	–	$12.14	0.61%		$177,910	0.90%	1.09%	0.90%	160.34%
Period Ended October 31, 2014 (i)	$13.22	0.02	0.47	0.49	–	–	–	–	$13.71	3.71%	(h)	$292,928	1.11%	0.50%	1.11%	80.17%
Year Ended July 31, 2014	$14.95	0.10	1.23	1.33	(0.15)	(2.91)	(3.06)	–	$13.22	10.23%	(h)	$433,029	1.14%	0.75%	1.16%	286.05%
Year Ended July 31, 2013	$11.46	0.18	3.45	3.63	(0.14)	–	(0.14)	–	$14.95	31.93%		$1,936,773	1.14%	1.42%	1.33%	339.00%
Year Ended July 31, 2012	$11.50	0.06	–	0.06	(0.10)	–	(0.10)	–	$11.46	0.60%		$5,050,836	1.16%	0.54%	1.35%	268.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i)	For the period from August 1, 2014 through October 31, 2014.
(j)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(k)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.
(l)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

15

Fund Overview	Nationwide Bailard Technology & Science Fund

Asset Allocation†

Common Stocks	99.4%
Repurchase Agreement	0.4%
Investment Company††	0.0%
Other assets in excess of liabilities	0.2%
100.0%

Top Industries†††

Internet Software & Services	18.8%
Software	18.7%
Semiconductors & Semiconductor Equipment	16.4%
IT Services	15.0%
Technology Hardware, Storage & Peripherals	10.1%
Electronic Equipment, Instruments & Components	7.4%
Biotechnology	6.4%
Communications Equipment	4.2%
Internet & Direct Marketing Retail	2.2%
Pharmaceuticals	0.4%
Other Industries*	0.4%
100.0%

Top Holdings†††

Apple, Inc.	6.9%
Facebook, Inc., Class A	5.5%
Microsoft Corp.	4.6%
Alphabet, Inc., Class A	4.5%
Alphabet, Inc., Class C	4.4%
Cisco Systems, Inc.	3.2%
Lam Research Corp.	2.8%
NXP Semiconductors NV	2.4%
Texas Instruments, Inc.	2.3%
Booz Allen Hamilton Holding Corp.	2.3%
Other Holdings*	61.1%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2017.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

16

Shareholder Expense Example	Nationwide Bailard Technology & Science Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Bailard Technology & Science Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	1,177.00	6.91	1.28
	Hypothetical	(a)(b)	1,000.00	1,018.45	6.41	1.28
Class C Shares	Actual	(a)	1,000.00	1,173.30	11.05	2.05
	Hypothetical	(a)(b)	1,000.00	1,014.63	10.24	2.05
Class M Shares	Actual	(a)	1,000.00	1,179.60	5.13	0.95
	Hypothetical	(a)(b)	1,000.00	1,020.08	4.76	0.95
Class R6 Shares(c)	Actual	(a)	1,000.00	1,179.40	5.13	0.95
	Hypothetical	(a)(b)	1,000.00	1,020.08	4.76	0.95
Institutional Service Class Shares	Actual	(a)	1,000.00	1,178.90	5.73	1.06
	Hypothetical	(a)(b)	1,000.00	1,019.54	5.31	1.06

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

17

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Bailard Technology & Science Fund

Common Stocks 99.4%

	Shares	Market Value

Biotechnology 6.3%
Acceleron Pharma, Inc.*	6,600	$217,932
Agios Pharmaceuticals, Inc.*	5,500	273,405
Alexion Pharmaceuticals, Inc.*	1,500	191,670
Alkermes plc*	5,000	291,250
Alnylam Pharmaceuticals, Inc.*	3,500	187,600
Amgen, Inc.	1,200	195,984
Array BioPharma, Inc.* (a)	28,200	244,494
Biogen, Inc.*	550	149,165
BioMarin Pharmaceutical, Inc.*	3,300	316,272
Bioverativ, Inc.*	4,000	235,240
Bluebird Bio, Inc.*	4,500	400,275
Celgene Corp.*	2,800	347,340
Epizyme, Inc.*	20,000	361,000
Esperion Therapeutics, Inc.* (a)	7,000	250,250
FibroGen, Inc.*	7,600	212,800
Five Prime Therapeutics, Inc.*	8,700	303,282
Gilead Sciences, Inc.	5,000	342,750
Incyte Corp.*	1,500	186,420
Ionis Pharmaceuticals, Inc.*	7,800	375,882
Kite Pharma, Inc.*	3,300	270,864
Kura Oncology, Inc.*	18,000	179,100
Neurocrine Biosciences, Inc.*	7,200	384,480
Radius Health, Inc.*	6,000	234,420
Regeneron Pharmaceuticals, Inc.*	400	155,396
Sage Therapeutics, Inc.*	2,000	142,000
Spark Therapeutics, Inc.*	6,200	359,414
TESARO, Inc.*	1,400	206,626
United Therapeutics Corp.*	2,100	263,970
Vertex Pharmaceuticals, Inc.*	2,200	260,260
Xencor, Inc.*	11,500	295,205

		7,834,746

Communications Equipment 4.2%
Cisco Systems, Inc.	117,170	3,991,982
F5 Networks, Inc.*	9,445	1,219,633

		5,211,615

Electronic Equipment, Instruments & Components 7.4%
Flex Ltd.*	116,280	1,797,689
Hollysys Automation Technologies Ltd.	59,800	959,192
Insight Enterprises, Inc.*	44,400	1,869,240
Orbotech Ltd.*	45,400	1,495,022
ScanSource, Inc.*	31,400	1,240,300
TE Connectivity Ltd.	22,905	1,772,160

		9,133,603

Internet & Direct Marketing Retail 2.2%
Amazon.com, Inc.*	2,945	2,724,096

Internet Software & Services 18.8%
Alphabet, Inc., Class A *	5,950	5,500,894
Alphabet, Inc., Class C *	5,966	5,404,957
eBay, Inc.*	37,420	1,250,202

Common Stocks (continued)

	Shares	Market Value

Internet Software & Services (continued)
Facebook, Inc., Class A *	44,915	$6,748,479
LogMeIn, Inc.	20,330	2,297,290
NetEase, Inc., ADR-CN	7,300	1,937,347

		23,139,169

IT Services 15.0%
Accenture plc, Class A	9,500	1,152,350
Amdocs Ltd.	31,200	1,910,688
Automatic Data Processing, Inc.	10,400	1,086,696
Booz Allen Hamilton Holding Corp.	77,700	2,791,761
Broadridge Financial Solutions, Inc.	22,900	1,601,626
Cognizant Technology Solutions Corp., Class A *	39,915	2,404,080
Euronet Worldwide, Inc.*	31,000	2,561,220
Fiserv, Inc.*	13,100	1,560,734
Leidos Holdings, Inc.	17,500	921,550
Paychex, Inc.	24,100	1,428,648
Visa, Inc., Class A	11,480	1,047,206

		18,466,559

Pharmaceuticals 0.4%
Aerie Pharmaceuticals, Inc.*	5,400	237,870
Neuroderm Ltd.*	8,500	245,437

		483,307

Semiconductors & Semiconductor Equipment 16.4%
Broadcom Ltd.	9,616	2,123,309
KLA-Tencor Corp.	19,990	1,963,418
Lam Research Corp.	23,590	3,417,012
Maxim Integrated Products, Inc.	59,035	2,606,395
Micron Technology, Inc.*	49,520	1,370,218
NVIDIA Corp.	19,100	1,992,130
NXP Semiconductors NV *	28,320	2,994,840
QUALCOMM, Inc.	17,155	921,910
Texas Instruments, Inc.	35,500	2,810,890

		20,200,122

Software 18.6%
Activision Blizzard, Inc.	50,000	2,612,500
Adobe Systems, Inc.*	20,200	2,701,548
CyberArk Software Ltd.*	24,570	1,299,999
Electronic Arts, Inc.*	22,900	2,171,378
HubSpot, Inc.*	24,500	1,642,725
Intuit, Inc.	14,695	1,839,961
Microsoft Corp.	82,000	5,613,720
Red Hat, Inc.*	19,700	1,735,176
RingCentral, Inc., Class A *	45,500	1,453,725
salesforce.com, Inc.*	8,800	757,856
Varonis Systems, Inc.*	35,400	1,111,560

		22,940,148

18

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bailard Technology & Science Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Technology Hardware, Storage & Peripherals 10.1%
Apple, Inc.	59,395	$8,532,092
HP, Inc.	107,110	2,015,810
NCR Corp.*	45,400	1,872,750

		12,420,652

Total Common Stocks (cost $59,465,340)		122,554,017

Investment Company 0.0%†
Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio — Institutional Class, 0.65% (b)(c)	40,045	40,045

Total Investment Company (cost $40,045)		40,045

Repurchase Agreement 0.4%

	Principal Amount

Royal Bank of Canada, 0.77%, dated 04/28/17, due 05/01/17, repurchase price $461,554, collateralized by U.S. Treasury notes, ranging from 1.13% - 1.50%, maturing 05/31/20 - 02/28/21; total market value $470,944. (c)(d)	$461,525	461,525

Total Repurchase Agreement (cost $461,525)		461,525

Total Investments (cost $59,966,910) (e) — 99.8%		123,055,587

Other assets in excess of liabilities — 0.2%		231,969

NET ASSETS — 100.0%		$123,287,556

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $488,568, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $40,045 and $461,525 respectively.
(b)	Represents 7-day effective yield as of April 30, 2017.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2017 was $501,570.

(d)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

CN	China

Ltd.	Limited

NV	Public Traded Company

plc	Public Limited Company

The accompanying notes are an integral part of these financial statements.

19

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Bailard Technology & Science Fund
Assets:
Investments, at value* (cost $59,505,385)	$122,594,062
Repurchase agreement, at value (cost $461,525)	461,525

Total Investments, at value (total cost $59,966,910)	123,055,587

Cash	626,693
Interest and dividends receivable	41,358
Security lending income receivable	85
Receivable for investments sold	874,850
Receivable for capital shares issued	166,965
Prepaid expenses	49,644

Total Assets	124,815,182

Liabilities:
Payable for investments purchased	809,957
Payable for capital shares redeemed	95,522
Payable upon return of securities loaned (Note 2)	501,570
Accrued expenses and other payables:
Investment advisory fees	73,870
Fund administration fees	22,705
Distribution fees	1,808
Administrative servicing fees	610
Accounting and transfer agent fees	1,497
Trustee fees	257
Custodian fees	532
Compliance program costs (Note 3)	253
Professional fees	12,464
Printing fees	3,939
Other	2,642

Total Liabilities	1,527,626

Net Assets	$123,287,556

Represented by:
Capital	$55,382,283
Accumulated distributions in excess of net investment income	(14,318)
Accumulated net realized gains from investments	4,830,914
Net unrealized appreciation/(depreciation) from investments	63,088,677

Net Assets	$123,287,556

*	Includes value of securities on loan of $488,568 (Note 2).

20

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Bailard Technology & Science Fund
Net Assets:
Class A Shares	$3,718,614
Class C Shares	1,328,397
Class M Shares	115,341,915
Class R6 Shares	2,085,915
Institutional Service Class Shares	812,715

Total	$123,287,556

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	197,124
Class C Shares	76,510
Class M Shares	5,876,824
Class R6 Shares	106,498
Institutional Service Class Shares	41,459

Total	6,298,415

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$18.86
Class C Shares (b)	$17.36
Class M Shares	$19.63
Class R6 Shares	$19.59
Institutional Service Class Shares	$19.60
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$20.01

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

21

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Bailard Technology & Science Fund
INVESTMENT INCOME:
Dividend income	$570,186
Interest income	2,502
Income from securities lending (Note 2)	91

Total Income	572,779

EXPENSES:
Investment advisory fees	422,372
Fund administration fees	53,939
Distribution fees Class A	4,027
Distribution fees Class C	5,814
Administrative servicing fees Class A	1,289
Administrative servicing fees Class C	581
Administrative servicing fees Institutional Service Class	494
Registration and filing fees	29,503
Professional fees	13,975
Printing fees	4,253
Trustee fees	1,618
Custodian fees	1,964
Accounting and transfer agent fees	6,375
Compliance program costs (Note 3)	57
Other	3,652

Total Expenses	549,913

NET INVESTMENT INCOME	22,866

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	4,841,904
Net change in unrealized appreciation/(depreciation) from investments	14,009,758

Net realized/unrealized gains from investments	18,851,662

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$18,874,528

The accompanying notes are an integral part of these financial statements.

22

Statements of Changes in Net Assets

	Nationwide Bailard Technology & Science Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$22,866	$566,931
Net realized gains from investments	4,841,904	7,533,156
Net change in unrealized appreciation/(depreciation) from investments	14,009,758	(431,387)

Change in net assets resulting from operations	18,874,528	7,668,700

Distributions to Shareholders From:
Net investment income:
Class A	(3,903)	–
Class C	–	–
Class M	(214,128)	(415,368)
Class R6 (a)	(2,543)	(1,683)
Institutional Service Class	(1,822)	(2,291)
Net realized gains:
Class A	(204,270)	(242,531)
Class C	(85,360)	(99,317)
Class M	(7,070,796)	(7,596,877)
Class R6 (a)	(83,965)	(29,531)
Institutional Service Class	(69,324)	(74,710)

Change in net assets from shareholder distributions	(7,736,111)	(8,462,308)

Change in net assets from capital transactions	4,488,322	2,612,782

Change in net assets	15,626,739	1,819,174

Net Assets:
Beginning of period	107,660,817	105,841,643

End of period	$123,287,556	$107,660,817

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(14,318)	$185,212

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$924,326	$1,084,662
Dividends reinvested	201,902	196,375
Cost of shares redeemed	(459,568)	(1,644,980)

Total Class A Shares	666,660	(363,943)

Class C Shares
Proceeds from shares issued	131,474	596,017
Dividends reinvested	79,767	96,239
Cost of shares redeemed	(37,749)	(523,991)

Total Class C Shares	173,492	168,265

Class M Shares
Proceeds from shares issued	2,130,736	5,846,217
Dividends reinvested	6,296,990	6,672,655
Cost of shares redeemed	(5,283,017)	(10,581,331)

Total Class M Shares	3,144,709	1,937,541

23

Statements of Changes in Net Assets (Continued)

	Nationwide Bailard Technology & Science Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$733,022	$1,283,712
Dividends reinvested	86,508	31,214
Cost of shares redeemed	(137,537)	(361,774)

Total Class R6 Shares	681,993	953,152

Institutional Service Class Shares
Proceeds from shares issued	394,727	311,449
Dividends reinvested	48,808	71,953
Cost of shares redeemed	(622,067)	(465,635)

Total Institutional Service Class Shares	(178,532)	(82,233)

Change in net assets from capital transactions	$4,488,322	$2,612,782

SHARE TRANSACTIONS:
Class A Shares
Issued	53,063	65,437
Reinvested	12,207	12,312
Redeemed	(25,793)	(103,780)

Total Class A Shares	39,477	(26,031)

Class C Shares
Issued	8,010	38,474
Reinvested	5,224	6,459
Redeemed	(2,440)	(35,650)

Total Class C Shares	10,794	9,283

Class M Shares
Issued	117,703	354,181
Reinvested	366,317	403,809
Redeemed	(293,513)	(629,972)

Total Class M Shares	190,507	128,018

Class R6 Shares (a)
Issued	39,223	74,477
Reinvested	5,044	1,892
Redeemed	(7,581)	(22,002)

Total Class R6 Shares	36,686	54,367

Institutional Service Class Shares
Issued	21,757	20,454
Reinvested	2,843	4,359
Redeemed	(34,535)	(29,938)

Total Institutional Service Class Shares	(9,935)	(5,125)

Total change in shares	267,529	160,512

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

24

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Bailard Technology & Science Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income (Loss) to Average Net Assets (e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$17.26	(0.02)	2.89	2.87	(0.02)	(1.25)	(1.27)	$18.86	17.70%	$3,718,614	1.28%	(0.28%	)	1.28%	11.51%
Year Ended October 31, 2016	$17.46	0.05	1.12	1.17	–	(1.37)	(1.37)	$17.26	7.35%	$2,720,410	1.31%	0.28%		1.31%	28.65%
Year Ended October 31, 2015	$17.54	–	1.51	1.51	(0.02)	(1.57)	(1.59)	$17.46	9.66%	$3,206,650	1.27%	(0.01%	)	1.27%	25.31%
Period Ended October 31, 2014 (h)	$16.53	(0.01)	1.02	1.01	–	–	–	$17.54	6.11%	$2,450,895	1.45%	(0.32%	)	1.46%	7.60%
Year Ended July 31, 2014	$13.51	(0.03)	3.05	3.02	–	–	–	$16.53	22.35%	$2,192,132	1.37%	(0.23%	)	1.39%	36.99%
Year Ended July 31, 2013	$11.56	(0.02)	1.97	1.95	–	–	–	$13.51	16.87%	$1,458,286	1.45%	(0.13%	)	1.58%	45.00%
Year Ended July 31, 2012	$10.98	(0.06)	0.64	0.58	–	–	–	$11.56	5.28%	$1,397,618	1.45%	(0.57%	)	1.60%	11.00%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$16.01	(0.08)	2.68	2.60	–	(1.25)	(1.25)	$17.36	17.33%	$1,328,397	2.05%	(1.04%	)	2.05%	11.51%
Year Ended October 31, 2016	$16.42	(0.08)	1.04	0.96	–	(1.37)	(1.37)	$16.01	6.47%	$1,052,416	2.07%	(0.52%	)	2.09%	28.65%
Year Ended October 31, 2015	$16.68	(0.11)	1.42	1.31	–	(1.57)	(1.57)	$16.42	8.90%	$926,389	1.99%	(0.71%	)	1.99%	25.31%
Period Ended October 31, 2014 (h)	$15.74	(0.04)	0.98	0.94	–	–	–	$16.68	5.97%	$565,917	2.05%	(0.92%	)	2.17%	7.60%
Year Ended July 31, 2014	$12.95	(0.13)	2.92	2.79	–	–	–	$15.74	21.54%	$498,395	2.05%	(0.90%	)	2.05%	36.99%
Year Ended July 31, 2013	$11.15	(0.09)	1.89	1.80	–	–	–	$12.95	16.14%	$383,795	2.05%	(0.73%	)	2.08%	45.00%
Year Ended July 31, 2012	$10.66	(0.12)	0.61	0.49	–	–	–	$11.15	4.60%	$118,946	2.05%	(1.17%	)	2.10%	11.00%

Class M Shares
Six Months Ended April 30, 2017 (Unaudited)	$17.89	0.01	3.02	3.03	(0.04)	(1.25)	(1.29)	$19.63	17.96%	$115,341,915	0.95%	0.06%		0.95%	11.51%
Year Ended October 31, 2016	$18.07	0.10	1.16	1.26	(0.07)	(1.37)	(1.44)	$17.89	7.67%	$101,722,940	0.98%	0.58%		0.98%	28.65%
Year Ended October 31, 2015	$18.10	0.07	1.55	1.62	(0.08)	(1.57)	(1.65)	$18.07	10.02%	$100,410,733	0.95%	0.39%		0.95%	25.31%
Period Ended October 31, 2014 (h)	$17.04	–	1.06	1.06	–	–	–	$18.10	6.22%	$101,788,290	1.05%	0.09%		1.08%	7.60%
Year Ended July 31, 2014	$13.90	0.03	3.14	3.17	(0.03)	–	(0.03)	$17.04	22.85%	$96,832,238	0.99%	0.18%		0.99%	36.99%
Year Ended July 31, 2013	$11.85	0.03	2.02	2.05	–	–	–	$13.90	17.30%	$86,675,286	1.05%	0.27%		1.08%	45.00%
Year Ended July 31, 2012	$11.21	(0.02)	0.66	0.64	–	–	–	$11.85	5.71%	$76,669,709	1.05%	(0.17%	)	1.10%	11.00%

25

Financial Highlights (Continued)

Selected data for each share of capital outstanding throughout the periods indicated

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income (Loss) to Average Net Assets (e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class R6 Shares (i)
Six Months Ended April 30, 2017 (Unaudited)	$17.86	–	3.02	3.02	(0.04)	(1.25)	(1.29)	$19.59	17.94%	(j)	$2,085,915	0.95%	0.04%		0.95%	11.51%
Year Ended October 31, 2016	$18.04	0.06	1.21	1.27	(0.08)	(1.37)	(1.45)	$17.86	7.69%	(j)	$1,246,501	0.98%	0.35%		0.98%	28.65%
Year Ended October 31, 2015	$18.06	0.03	1.60	1.63	(0.08)	(1.57)	(1.65)	$18.04	10.11%		$278,563	0.95%	0.16%		0.95%	25.31%
Period Ended October 31, 2014 (h)	$17.00	–	1.06	1.06	–	–	–	$18.06	6.24%		$124,010	1.05%	0.05%		1.08%	7.60%
Period Ended July 31, 2014 (k)	$14.53	(0.02)	2.52	2.50	(0.03)	–	(0.03)	$17.00	17.25%		$76,937	0.96%	(0.14%	)	0.96%	36.99%

Institutional Service Class Shares (l)
Six Months Ended April 30, 2017 (Unaudited)	$17.87	–	3.01	3.01	(0.03)	(1.25)	(1.28)	$19.60	17.89%		$812,715	1.06%	(0.04%	)	1.06%	11.51%
Year Ended October 31, 2016	$18.03	0.08	1.17	1.25	(0.04)	(1.37)	(1.41)	$17.87	7.60%		$918,550	1.09%	0.48%		1.09%	28.65%
Year Ended October 31, 2015	$18.05	0.06	1.53	1.59	(0.04)	(1.57)	(1.61)	$18.03	9.89%		$1,019,308	1.03%	0.32%		1.03%	25.31%
Period Ended October 31, 2014 (h)	$17.00	–	1.05	1.05	–	–	–	$18.05	6.18%		$1,119,698	1.20%	(0.04%	)	1.25%	7.60%
Year Ended July 31, 2014	$13.87	–	3.14	3.14	(0.01)	–	(0.01)	$17.00	22.63%		$1,203,010	1.17%	0.01%		1.20%	36.99%
Year Ended July 31, 2013	$11.83	0.02	2.02	2.04	–	–	–	$13.87	17.24%		$1,543,971	1.14%	0.18%		1.33%	45.00%
Year Ended July 31, 2012	$11.20	(0.03)	0.66	0.63	–	–	–	$11.83	5.63%		$2,767,525	1.11%	(0.23%	)	1.35%	11.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(k)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.
(l)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

26

Fund Overview	Nationwide Fund

Asset Allocation†

Common Stocks	99.7%
Futures Contracts††	0.0%
Other assets in excess of liabilities	0.3%
100.0%

Top Industries†††

Pharmaceuticals	7.3%
Oil, Gas & Consumable Fuels	5.5%
Software	5.4%
Media	5.3%
Banks	4.6%
Specialty Retail	4.5%
Technology Hardware, Storage & Peripherals	4.3%
Health Care Equipment & Supplies	4.3%
Equity Real Estate Investment Trusts (REITs)	4.0%
Internet Software & Services	3.8%
Other Industries	51.0%
100.0%

Top Holdings†††

Apple, Inc.	4.3%
Johnson & Johnson	3.8%
Microsoft Corp.	3.2%
Abbott Laboratories	2.8%
General Electric Co.	2.8%
Walt Disney Co. (The)	2.6%
General Dynamics Corp.	2.5%
Comcast Corp., Class A	2.2%
Cisco Systems, Inc.	1.9%
Chevron Corp.	1.9%
Other Holdings	72.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2017.

27

Shareholder Expense Example	Nationwide Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	1,139.80	5.09	0.96
	Hypothetical	(a)(b)	1,000.00	1,020.03	4.81	0.96
Class C Shares	Actual	(a)	1,000.00	1,135.60	9.11	1.72
	Hypothetical	(a)(b)	1,000.00	1,016.27	8.60	1.72
Class R Shares	Actual	(a)	1,000.00	1,136.90	7.36	1.39
	Hypothetical	(a)(b)	1,000.00	1,017.90	6.95	1.39
Institutional Service Class Shares	Actual	(a)	1,000.00	1,140.90	3.77	0.71
	Hypothetical	(a)(b)	1,000.00	1,021.27	3.56	0.71

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

28

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Fund

Common Stocks 99.7%

	Shares	Market Value

Aerospace & Defense 3.1%
General Dynamics Corp.	130,697	$25,327,771
Northrop Grumman Corp.	24,830	6,107,187

		31,434,958

Airlines 0.3%
Delta Air Lines, Inc.	69,648	3,164,805

Banks 4.6%
Citigroup, Inc.	48,254	2,852,777
JPMorgan Chase & Co.	170,091	14,797,917
KeyCorp	948,052	17,292,468
Wells Fargo & Co.	202,964	10,927,582

		45,870,744

Beverages 0.9%
Molson Coors Brewing Co., Class B	58,748	5,633,346
PepsiCo, Inc.	28,036	3,175,918

		8,809,264

Biotechnology 2.0%
Amgen, Inc.	18,467	3,016,030
Biogen, Inc.*	11,342	3,076,064
Celgene Corp.*	38,023	4,716,753
Gilead Sciences, Inc.	140,840	9,654,582

		20,463,429

Capital Markets 2.7%
Ameriprise Financial, Inc.	41,730	5,335,180
Goldman Sachs Group, Inc. (The)	47,331	10,592,678
Lazard Ltd., Class A	86,902	3,731,572
MarketAxess Holdings, Inc.	25,176	4,846,883
State Street Corp.	34,924	2,930,124

		27,436,437

Chemicals 0.5%
WR Grace & Co.	72,798	5,075,477

Commercial Services & Supplies 0.3%
Waste Management, Inc.	41,619	3,029,031

Communications Equipment 2.7%
Cisco Systems, Inc.	563,506	19,198,650
CommScope Holding Co., Inc.*	185,910	7,815,656

		27,014,306

Consumer Finance 1.5%
Discover Financial Services	154,448	9,666,900
Synchrony Financial	208,796	5,804,529

		15,471,429

Containers & Packaging 0.4%
Berry Global Group, Inc.*	72,756	3,637,800

Common Stocks (continued)

	Shares	Market Value

Distributors 0.4%
Pool Corp.	29,827	$3,567,906

Diversified Consumer Services 0.5%
Service Corp. International	142,689	4,597,440

Diversified Financial Services 1.3%
Berkshire Hathaway, Inc., Class B*	50,084	8,274,378
Voya Financial, Inc.	128,248	4,793,910

		13,068,288

Diversified Telecommunication Services 1.8%
AT&T, Inc.	467,937	18,544,343

Electric Utilities 0.9%
American Electric Power Co., Inc.	134,500	9,123,135

Electrical Equipment 0.5%
Eaton Corp. plc	60,916	4,607,686

Energy Equipment & Services 1.1%
Schlumberger Ltd.	146,913	10,664,415

Equity Real Estate Investment Trusts (REITs) 4.0%
Alexandria Real Estate Equities, Inc.	69,168	7,782,092
Boston Properties, Inc.	47,102	5,963,113
Forest City Realty Trust, Inc., Class A	170,119	3,844,689
Mid-America Apartment Communities, Inc.	106,408	10,556,738
Prologis, Inc.	213,619	11,623,010

		39,769,642

Food Products 1.7%
Conagra Brands, Inc.	274,118	10,630,296
Mondelez International, Inc., Class A	134,197	6,042,891

		16,673,187

Gas Utilities 0.3%
Atmos Energy Corp.	38,492	3,118,622

Health Care Equipment & Supplies 4.3%
Abbott Laboratories	653,444	28,516,296
Baxter International, Inc.	261,393	14,554,362

		43,070,658

Health Care Providers & Services 2.6%
Envision Healthcare Corp.*	177,724	9,957,876
UnitedHealth Group, Inc.	94,407	16,509,896

		26,467,772

Hotels, Restaurants & Leisure 3.2%
Aramark	175,895	6,423,685
Extended Stay America, Inc.	202,132	3,525,182
Hyatt Hotels Corp., Class A*	113,276	6,286,818
International Game Technology plc	115,950	2,574,090

29

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure (continued)
Marriott International, Inc., Class A	82,430	$7,783,041
Royal Caribbean Cruises Ltd.	57,238	6,101,571

		32,694,387

Household Durables 0.7%
Mohawk Industries, Inc.*	31,268	7,341,414

Household Products 1.3%
Procter & Gamble Co. (The)	146,713	12,812,446

Industrial Conglomerates 2.8%
General Electric Co.	967,626	28,051,478

Insurance 2.3%
Allstate Corp. (The)	110,639	8,993,844
Axis Capital Holdings Ltd.	53,814	3,546,343
Chubb Ltd.	77,962	10,700,284

		23,240,471

Internet & Direct Marketing Retail 2.9%
Amazon.com, Inc.*	17,307	16,008,802
Netflix, Inc.*	54,524	8,298,553
Priceline Group, Inc. (The)*	2,409	4,448,989

		28,756,344

Internet Software & Services 3.8%
Alphabet, Inc., Class A*	13,875	12,827,715
Alphabet, Inc., Class C*	12,318	11,159,615
Facebook, Inc., Class A*	65,197	9,795,849
IAC/InterActiveCorp.*	59,770	4,961,508

		38,744,687

IT Services 1.9%
Amdocs Ltd.	45,829	2,806,568
Booz Allen Hamilton Holding Corp.	137,350	4,934,986
Fidelity National Information Services, Inc.	60,702	5,110,501
FleetCor Technologies, Inc.*	43,789	6,180,379

		19,032,434

Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc.	62,503	10,333,621

Machinery 1.8%
Allison Transmission Holdings, Inc.	168,401	6,513,751
Ingersoll-Rand plc	97,407	8,644,871
Toro Co. (The)	48,065	3,120,380

		18,279,002

Media 5.3%
Comcast Corp., Class A	560,054	21,948,516
Live Nation Entertainment, Inc.*	155,419	4,998,275
Walt Disney Co. (The)	226,318	26,162,361

		53,109,152

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels 5.5%
Anadarko Petroleum Corp.	173,849	$9,912,870
Chevron Corp.	178,952	19,094,178
ConocoPhillips	163,771	7,846,269
Energen Corp.*	48,942	2,544,495
Exxon Mobil Corp.	64,643	5,278,101
Kinder Morgan, Inc.	280,918	5,795,338
Marathon Oil Corp.	323,533	4,810,936

		55,282,187

Personal Products 0.3%
Estee Lauder Cos., Inc. (The), Class A	36,316	3,164,576

Pharmaceuticals 7.3%
Johnson & Johnson	307,232	37,933,935
Merck & Co., Inc.	279,389	17,414,316
Pfizer, Inc.	192,801	6,539,810
Zoetis, Inc.	215,474	12,090,246

		73,978,307

Road & Rail 1.4%
Union Pacific Corp.	121,737	13,629,674

Semiconductors & Semiconductor Equipment 2.1%
Applied Materials, Inc.	190,870	7,751,231
Marvell Technology Group Ltd.	243,154	3,652,173
Maxim Integrated Products, Inc.	219,793	9,703,861

		21,107,265

Software 5.4%
Adobe Systems, Inc.*	113,875	15,229,643
Atlassian Corp. plc, Class A*	111,584	3,847,416
Microsoft Corp.	466,137	31,911,739
Oracle Corp.	74,931	3,368,898

		54,357,696

Specialty Retail 4.5%
Advance Auto Parts, Inc.	31,466	4,472,577
Home Depot, Inc. (The)	117,290	18,308,969
Lowe’s Cos., Inc.	219,762	18,653,399
Staples, Inc.	395,408	3,863,136

		45,298,081

Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.	302,028	43,386,322

Tobacco 2.3%
Altria Group, Inc.	261,393	18,762,790
Philip Morris International, Inc.	41,575	4,608,173

		23,370,963

Trading Companies & Distributors 0.9%
HD Supply Holdings, Inc.*	162,944	6,566,643
WESCO International, Inc.*	48,488	2,955,344

		9,521,987

30

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	115,331	$3,166,989

Total Investments (cost $850,465,925) (a) — 99.7%		1,003,340,257

Other assets in excess of liabilities — 0.3%		3,433,906

NET ASSETS — 100.0%		$1,006,774,163

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

Ltd.	Limited
plc	Public Limited Company
REIT	Real Estate Investment Trust

At April 30, 2017, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
32	S&P 500 E-Mini	06/16/17	$3,808,800	$24,186

At April 30, 2017, the Fund has $160,000 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

31

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Fund
Assets:
Investments, at value (cost $850,465,925)	$1,003,340,257
Cash	3,697,148
Deposits with broker for futures contracts	160,000
Interest and dividends receivable	684,021
Receivable for capital shares issued	178,754
Reclaims receivable	27,056
Reimbursement from investment adviser (Note 3)	37,095
Prepaid expenses	43,940

Total Assets	1,008,168,271

Liabilities:
Payable for capital shares redeemed	587,514
Payable for variation margin on futures contracts	4,184
Accrued expenses and other payables:
Investment advisory fees	480,184
Fund administration fees	42,463
Distribution fees	34,056
Administrative servicing fees	63,229
Accounting and transfer agent fees	74,010
Trustee fees	2,366
Custodian fees	5,600
Compliance program costs (Note 3)	490
Professional fees	11,552
Printing fees	70,104
Recoupment fees (Note 3)	11,600
Other	6,756

Total Liabilities	1,394,108

Net Assets	$1,006,774,163

Represented by:
Capital	$796,158,179
Accumulated undistributed net investment income	2,817,479
Accumulated net realized gains from investments, futures, and foreign currency transactions	54,903,363
Net unrealized appreciation/(depreciation) from investments	152,874,332
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	24,186
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(3,376)

Net Assets	$1,006,774,163

32

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Fund
Net Assets:
Class A Shares	$149,357,459
Class C Shares	4,236,174
Class R Shares	55,862
Institutional Service Class Shares	853,124,668

Total	$1,006,774,163

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	6,112,374
Class C Shares	185,798
Class R Shares	2,334
Institutional Service Class Shares	35,451,975

Total	41,752,481

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$24.44
Class C Shares (b)	$22.80
Class R Shares	$23.93
Institutional Service Class Shares	$24.06
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$25.93

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

33

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Fund
INVESTMENT INCOME:
Dividend income	$9,813,859
Interest income	12,568
Income from securities lending (Note 2)	2,152
Foreign tax withholding	(2,721)

Total Income	9,825,858

EXPENSES:
Investment advisory fees	2,840,138
Fund administration fees	155,443
Distribution fees Class A	180,388
Distribution fees Class C	21,245
Distribution fees Class R	164
Administrative servicing fees Class A	37,135
Administrative servicing fees Class C	1,700
Administrative servicing fees Class R	82
Administrative servicing fees Institutional Service Class	289,934
Registration and filing fees	26,910
Professional fees	27,598
Printing fees	54,329
Trustee fees	14,095
Custodian fees	17,858
Accounting and transfer agent fees	212,753
Compliance program costs (Note 3)	2,178
Recoupment fees (Note 3)	11,600
Other	12,140

Total expenses before fees waived	3,905,690

Investment advisory fees waived (Note 3)	(219,829)

Net Expenses	3,685,861

NET INVESTMENT INCOME	6,139,997

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	55,888,378
Net realized gains from futures transactions (Note 2)	187,363
Net realized losses from foreign currency transactions (Note 2)	(2,928)

Net realized gains from investments, futures, and foreign currency transactions	56,072,813

Net change in unrealized appreciation/(depreciation) from investments	65,840,345
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	117,038
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	2,455

Net change in unrealized appreciation/(depreciation) from investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies	65,959,838

Net realized/unrealized gains from investments, futures, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	122,032,651

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$128,172,648

The accompanying notes are an integral part of these financial statements.

34

Statements of Changes in Net Assets

	Nationwide Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$6,139,997	$13,670,240
Net realized gains from investments, futures, and foreign currency transactions	56,072,813	29,824,399
Net change in unrealized appreciation/(depreciation) from investments futures contracts, and translation of assets and liabilities denominated in foreign currencies	65,959,838	(11,645,251)

Change in net assets resulting from operations	128,172,648	31,849,388

Distributions to Shareholders From:
Net investment income:
Class A	(1,027,314)	(1,429,493)
Class C	(16,856)	(17,027)
Class R	(337)	(361)
Institutional Service Class	(6,954,230)	(10,024,387)
Net realized gains:
Class A	(4,224,223)	(3,450,564)
Class C	(135,428)	(118,093)
Class R	(2,224)	(1,434)
Institutional Service Class	(24,599,036)	(19,956,588)

Change in net assets from shareholder distributions	(36,959,648)	(34,997,947)

Change in net assets from capital transactions	(47,719,153)	(12,421,328)

Change in net assets	43,493,847	(15,569,887)

Net Assets:
Beginning of period	963,280,316	978,850,203

End of period	$1,006,774,163	$963,280,316

Accumulated undistributed net investment income at end of period	$2,817,479	$4,676,219

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$2,351,745	$2,987,261
Dividends reinvested	5,181,597	4,810,052
Cost of shares redeemed	(8,108,026)	(16,261,321)

Total Class A Shares	(574,684)	(8,464,008)

Class C Shares
Proceeds from shares issued	52,171	146,029
Dividends reinvested	125,042	114,091
Cost of shares redeemed	(376,820)	(821,476)

Total Class C Shares	(199,607)	(561,356)

Class R Shares
Proceeds from shares issued	3,139	9,731
Dividends reinvested	2,561	1,795
Cost of shares redeemed	(25,027)	–

Total Class R Shares	(19,327)	11,526

35

Statements of Changes in Net Assets (Continued)

	Nationwide Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$13,859,995	$58,712,516
Dividends reinvested	30,057,069	28,521,644
Cost of shares redeemed	(90,842,599)	(90,641,650)

Total Institutional Service Class Shares	(46,925,535)	(3,407,490)

Change in net assets from capital transactions	$(47,719,153)	$(12,421,328)

SHARE TRANSACTIONS:
Class A Shares
Issued	99,149	139,272
Reinvested	224,575	224,753
Redeemed	(343,197)	(749,845)

Total Class A Shares	(19,473)	(385,820)

Class C Shares
Issued	2,406	7,597
Reinvested	5,818	5,706
Redeemed	(16,854)	(40,793)

Total Class C Shares	(8,630)	(27,490)

Class R Shares
Issued	135	464
Reinvested	114	86
Redeemed	(1,067)	–

Total Class R Shares	(818)	550

Institutional Service Class Shares
Issued	592,478	2,710,629
Reinvested	1,322,428	1,352,544
Redeemed	(3,995,905)	(4,220,785)

Total Institutional Service Class Shares	(2,080,999)	(157,612)

Total change in shares	(2,109,920)	(570,372)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

36

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover(f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$22.25	0.12	2.94	3.06	(0.17)	(0.70)	(0.87)	–	$24.44	13.98%	$149,357,459	0.96%	1.05%	1.00%	40.61%
Year Ended October 31, 2016	$22.31	0.27	0.43	0.70	(0.22)	(0.54)	(0.76)	–	$22.25	3.30%	$136,414,821	0.96%	1.27%	1.04%	60.90%
Year Ended October 31, 2015	$21.77	0.22	0.57	0.79	(0.25)	–	(0.25)	–	$22.31	3.68%	$145,390,681	0.95%	0.98%	1.00%	72.24%	(g)
Year Ended October 31, 2014	$19.00	0.20	2.76	2.96	(0.19)	–	(0.19)	–	$21.77	15.64%	$81,892,569	0.94%	0.99%	0.99%	48.08%
Year Ended October 31, 2013	$15.13	0.19	3.87	4.06	(0.19)	–	(0.19)	–	$19.00	27.09%	$72,276,586	1.01%	1.08%	1.04%	113.60%
Year Ended October 31, 2012	$13.70	0.16	1.41	1.57	(0.14)	–	(0.14)	–	$15.13	11.56%	$62,152,954	1.03%	1.09%	1.04%	29.11%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$20.81	0.03	2.75	2.78	(0.09)	(0.70)	(0.79)	–	$22.80	13.56%	$4,236,174	1.72%	0.29%	1.77%	40.61%
Year Ended October 31, 2016	$20.93	0.10	0.40	0.50	(0.08)	(0.54)	(0.62)	–	$20.81	2.49%	$4,046,885	1.75%	0.49%	1.79%	60.90%
Year Ended October 31, 2015	$20.45	0.04	0.54	0.58	(0.10)	–	(0.10)	–	$20.93	2.88%	$4,645,828	1.72%	0.18%	1.77%	72.24%	(g)
Year Ended October 31, 2014	$17.91	0.04	2.59	2.63	(0.09)	–	(0.09)	–	$20.45	14.72%	$2,045,558	1.70%	0.22%	1.75%	48.08%
Year Ended October 31, 2013	$14.30	0.06	3.66	3.72	(0.11)	–	(0.11)	–	$17.91	26.14%	$1,720,677	1.73%	0.40%	1.75%	113.60%
Year Ended October 31, 2012	$12.98	0.05	1.34	1.39	(0.07)	–	(0.07)	–	$14.30	10.76%	$1,957,387	1.74%	0.38%	1.75%	29.11%

Class R Shares (h)
Six Months Ended April 30, 2017 (Unaudited)	$21.80	0.07	2.87	2.94	(0.11)	(0.70)	(0.81)	–	$23.93	13.69%	$55,862	1.39%	0.62%	1.44%	40.61%
Year Ended October 31, 2016	$21.87	0.17	0.43	0.60	(0.13)	(0.54)	(0.67)	–	$21.80	2.85%	$68,698	1.42%	0.79%	1.46%	60.90%
Year Ended October 31, 2015	$21.35	0.14	0.54	0.68	(0.16)	–	(0.16)	–	$21.87	3.19%	$56,905	1.41%	0.62%	1.46%	72.24%	(g)
Year Ended October 31, 2014	$18.66	0.11	2.70	2.81	(0.12)	–	(0.12)	–	$21.35	15.15%	$105,062	1.37%	0.52%	1.42%	48.08%
Year Ended October 31, 2013	$14.87	0.13	3.81	3.94	(0.15)	–	(0.15)	–	$18.66	26.72%	$34,631	1.29%	0.79%	1.31%	113.60%
Year Ended October 31, 2012	$13.48	0.11	1.39	1.50	(0.11)	–	(0.11)	–	$14.87	11.21%	$26,348	1.35%	0.79%	1.36%	29.11%

Institutional Service Class Shares (i)
Six Months Ended April 30, 2017 (Unaudited)	$21.92	0.15	2.89	3.04	(0.20)	(0.70)	(0.90)	–	$24.06	14.09%	$853,124,668	0.71%	1.30%	0.76%	40.61%
Year Ended October 31, 2016	$21.99	0.32	0.42	0.74	(0.27)	(0.54)	(0.81)	–	$21.92	3.52%	$822,749,912	0.74%	1.49%	0.78%	60.90%
Year Ended October 31, 2015	$21.46	0.27	0.56	0.83	(0.30)	–	(0.30)	–	$21.99	3.93%	$828,756,789	0.73%	1.24%	0.78%	72.24%	(g)
Year Ended October 31, 2014	$18.74	0.24	2.71	2.95	(0.23)	–	(0.23)	–	$21.46	15.85%	$811,488,568	0.72%	1.21%	0.77%	48.08%
Year Ended October 31, 2013	$14.93	0.22	3.82	4.04	(0.23)	–	(0.23)	–	$18.74	27.35%	$738,850,578	0.77%	1.31%	0.80%	113.60%
Year Ended October 31, 2012	$13.52	0.19	1.39	1.58	(0.17)	–	(0.17)	–	$14.93	11.82%	$589,243,783	0.80%	1.33%	0.81%	29.11%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Excludes merger activity.
(h)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(i)	Effective August 1, 2012, Class D Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

37

Fund Overview	Nationwide Geneva Mid Cap Growth Fund

Asset Allocation†

Common Stocks	96.8%
Repurchase Agreement	0.8%
Investment Company	0.1%
Other assets in excess of liabilities	2.3%
100.0%

Top Industries††

Health Care Equipment & Supplies	15.6%
Software	13.2%
IT Services	8.7%
Machinery	7.3%
Capital Markets	5.8%
Specialty Retail	4.9%
Electronic Equipment, Instruments & Components	4.8%
Trading Companies & Distributors	4.3%
Banks	3.9%
Internet Software & Services	3.6%
Other Industries*	27.9%
100.0%

Top Holdings††

Fiserv, Inc.	2.9%
Amphenol Corp., Class A	2.9%
O’Reilly Automotive, Inc.	2.5%
CR Bard, Inc.	2.5%
Church & Dwight Co., Inc.	2.4%
Gartner, Inc.	2.4%
Middleby Corp. (The)	2.4%
Tyler Technologies, Inc.	2.3%
IDEXX Laboratories, Inc.	2.3%
Intercontinental Exchange, Inc.	2.3%
Other Holdings*	75.1%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Percentages indicated are based upon total investments as of April 30, 2017.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

38

Shareholder Expense Example	Nationwide Geneva Mid Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Geneva Mid Cap Growth Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	1,139.10	6.05	1.14
	Hypothetical	(a)(b)	1,000.00	1,019.14	5.71	1.14
Class C Shares	Actual	(a)	1,000.00	1,135.10	9.95	1.88
	Hypothetical	(a)(b)	1,000.00	1,015.47	9.39	1.88
Class R6 Shares(c)	Actual	(a)	1,000.00	1,141.00	4.09	0.77
	Hypothetical	(a)(b)	1,000.00	1,020.98	3.86	0.77
Institutional Service Class Shares	Actual	(a)	1,000.00	1,140.50	4.88	0.92
	Hypothetical	(a)(b)	1,000.00	1,020.23	4.61	0.92

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

39

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund

Common Stocks 96.8%

	Shares	Market Value

Banks 3.8%
East West Bancorp, Inc.	358,977	$19,481,682
Signature Bank *	124,299	17,209,196

		36,690,878

Building Products 1.9%
Fortune Brands Home & Security, Inc.	288,510	18,389,627

Capital Markets 5.7%
Affiliated Managers Group, Inc.	80,708	13,364,438
Intercontinental Exchange, Inc.	356,862	21,483,092
Raymond James Financial, Inc.	267,133	19,906,751

		54,754,281

Commercial Services & Supplies 1.9%
Copart, Inc.*	580,817	17,947,245

Distributors 3.1%
LKQ Corp.*	652,603	20,387,318
Pool Corp.	76,230	9,118,632

		29,505,950

Electrical Equipment 1.4%
Acuity Brands, Inc. (a)	78,357	13,798,668

Electronic Equipment, Instruments & Components 4.7%
Amphenol Corp., Class A	371,924	26,893,824
National Instruments Corp.	222,694	7,774,248
Trimble, Inc.*	298,141	10,563,136

		45,231,208

Food Products 1.5%
JM Smucker Co. (The)	110,438	13,994,703

Health Care Equipment & Supplies 15.3%
ABIOMED, Inc.*	116,891	15,233,235
Align Technology, Inc.*	137,590	18,522,366
Cooper Cos., Inc. (The)	88,775	17,784,296
CR Bard, Inc.	76,249	23,445,042
DENTSPLY SIRONA, Inc.	288,884	18,269,024
IDEXX Laboratories, Inc.*	129,838	21,777,728
STERIS plc (a)	237,974	17,562,481
Varian Medical Systems, Inc.*	156,400	14,191,736

		146,785,908

Health Care Providers & Services 1.3%
Henry Schein, Inc.*	74,609	12,967,044

Health Care Technology 3.3%
Cerner Corp.*	328,185	21,249,979
Medidata Solutions, Inc.*	167,516	10,960,572

		32,210,551

Hotels, Restaurants & Leisure 2.2%
Panera Bread Co., Class A*	67,611	21,140,608

Common Stocks (continued)

	Shares	Market Value

Household Products 2.3%
Church & Dwight Co., Inc.	455,446	$22,558,240

Industrial Conglomerates 1.8%
Roper Technologies, Inc.	77,905	17,037,824

Internet Software & Services 3.5%
CoStar Group, Inc.*	82,214	19,804,531
j2 Global, Inc. (a)	155,209	14,006,060

		33,810,591

IT Services 8.5%
Broadridge Financial Solutions, Inc.	284,663	19,909,330
Fiserv, Inc.*	228,146	27,181,315
Gartner, Inc.*	195,131	22,262,496
MAXIMUS, Inc.	194,176	11,842,794

		81,195,935

Machinery 7.2%
IDEX Corp.	191,973	20,111,092
Middleby Corp. (The)*	163,119	22,205,389
Snap-on, Inc.	96,891	16,232,149
Wabtec Corp. (a)	121,564	10,198,004

		68,746,634

Professional Services 2.0%
Verisk Analytics, Inc.*	234,757	19,440,227

Road & Rail 1.8%
JB Hunt Transport Services, Inc.	194,157	17,408,117

Software 12.9%
ANSYS, Inc.*	172,405	18,992,135
Intuit, Inc.	160,590	20,107,474
Manhattan Associates, Inc.*	346,287	16,168,140
Red Hat, Inc.*	231,874	20,423,462
SS&C Technologies Holdings, Inc.	276,095	10,143,730
Tyler Technologies, Inc.*	133,517	21,842,046
Ultimate Software Group, Inc. (The)* (a)	77,728	15,753,134

		123,430,121

Specialty Retail 4.7%
O’Reilly Automotive, Inc.*	95,416	23,677,480
Tractor Supply Co.	171,658	10,627,347
Williams-Sonoma, Inc.	208,618	11,275,803

		45,580,630

Textiles, Apparel & Luxury Goods 1.8%
Carter’s, Inc.	185,726	17,094,221

Trading Companies & Distributors 4.2%
Beacon Roofing Supply, Inc.*	277,353	13,748,388
Fastenal Co.	262,420	11,724,926
Watsco, Inc.	105,836	14,690,037

		40,163,351

Total Common Stocks (cost $701,125,306)		929,882,562

40

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund (Continued)

Investment Company 0.1%

	Shares	Market Value

Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 0.65% (b)(c)	625,167	$625,167

Total Investment Company (cost $625,167)		625,167

Repurchase Agreement 0.8%

	Principal Amount

Royal Bank of Canada, 0.77%, dated 04/28/17, due 05/01/17, repurchase price $7,205,522, collateralized by U.S. Treasury notes, ranging from 1.13% - 1.50%, maturing 05/31/20 - 02/28/21; total market value $7,352,111. (c)(d)	$7,205,060	7,205,060

Total Repurchase Agreement (cost $7,205,060)		7,205,060

Total Investments (cost $708,955,533) (e) — 97.7%		937,712,789

Other assets in excess of liabilities — 2.3%		21,911,468

NET ASSETS — 100.0%		$959,624,257

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $64,204,997, which was collateralized by a money market fund and a repurchase agreement with a value of $625,167 and $7,205,060, respectively, and $57,915,466 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 06/01/17 - 05/15/43; a total value of $65,745,693.

(b)	Represents 7-day effective yield as of April 30, 2017.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2017 was $7,830,227.

(d)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.
(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

plc	Public Limited Company

The accompanying notes are an integral part of these financial statements.

41

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund
Assets:
Investments, at value* (cost $701,750,473)	$930,507,729
Repurchase agreement, at value (cost $7,205,060)	7,205,060

Total Investments, at value (total cost $708,955,533)	937,712,789

Cash	35,574,031
Interest and dividends receivable	286,472
Security lending income receivable	6,980
Receivable for capital shares issued	1,200,641
Prepaid expenses	67,629

Total Assets	974,848,542

Liabilities:
Payable for investments purchased	5,324,455
Payable for capital shares redeemed	1,043,860
Payable upon return of securities loaned (Note 2)	7,830,227
Accrued expenses and other payables:
Investment advisory fees	536,073
Fund administration fees	41,755
Distribution fees	74,470
Administrative servicing fees	226,023
Accounting and transfer agent fees	38,855
Trustee fees	3,160
Custodian fees	5,610
Compliance program costs (Note 3)	563
Professional fees	12,322
Printing fees	82,052
Other	4,860

Total Liabilities	15,224,285

Net Assets	$959,624,257

Represented by:
Capital	$681,349,977
Accumulated distributions in excess of net investment loss	(4,746,958)
Accumulated net realized gains from investments	54,263,982
Net unrealized appreciation/(depreciation) from investments	228,757,256

Net Assets	$959,624,257

*	Includes value of securities on loan of $64,204,997 (Note 2).

42

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund
Net Assets:
Class A Shares	$156,977,202
Class C Shares	52,950,241
Class R6 Shares	181,864,198
Institutional Service Class Shares	567,832,616

Total	$959,624,257

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	6,320,983
Class C Shares	2,557,895
Class R6 Shares	7,064,960
Institutional Service Class Shares	22,202,312

Total	38,146,150

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$24.83
Class C Shares (b)	$20.70
Class R6 Shares	$25.74
Institutional Service Class Shares	$25.58
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$26.34

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

43

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$2,985,510
Income from securities lending (Note 2)	180,504
Interest income	68,912

Total Income	3,234,926

EXPENSES:
Investment advisory fees	3,329,384
Fund administration fees	155,282
Distribution fees Class A	197,428
Distribution fees Class C	265,630
Administrative servicing fees Class A	94,766
Administrative servicing fees Class C	29,720
Administrative servicing fees Institutional Service Class	430,274
Registration and filing fees	60,439
Professional fees	27,877
Printing fees	89,563
Trustee fees	13,615
Custodian fees	17,956
Accounting and transfer agent fees	26,002
Compliance program costs (Note 3)	2,158
Other	13,259

Total Expenses	4,753,353

NET INVESTMENT LOSS	(1,518,427)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	56,434,402
Net change in unrealized appreciation/(depreciation) from investments	73,016,824

Net realized/unrealized gains from investments	129,451,226

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$127,932,799

The accompanying notes are an integral part of these financial statements.

44

Statements of Changes in Net Assets

	Nationwide Geneva Mid Cap Growth Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment loss	$(1,518,427)	$(4,189,815)
Net realized gains from investments	56,434,402	79,976,026
Net change in unrealized appreciation/(depreciation) from investments	73,016,824	(141,033,311)

Change in net assets resulting from operations	127,932,799	(65,247,100)

Distributions to Shareholders From:
Net realized gains:
Class A	(13,315,732)	(22,549,859)
Class C	(5,235,167)	(9,673,870)
Class R6 (a)	(14,340,156)	(2,513,583)
Institutional Service Class	(47,188,780)	(87,362,147)

Change in net assets from shareholder distributions	(80,079,835)	(122,099,459)

Change in net assets from capital transactions	(72,006,178)	67,249,259

Change in net assets	(24,153,214)	(120,097,300)

Net Assets:
Beginning of period	983,777,471	1,103,874,771

End of period	$959,624,257	$983,777,471

Accumulated distributions in excess of net investment income at end of period	$(4,746,958)	$(3,228,531)

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$6,026,733	$20,960,968
Dividends reinvested	12,705,896	21,557,403
Cost of shares redeemed	(29,465,909)	(50,788,004)

Total Class A Shares	(10,733,280)	(8,269,633)

Class C Shares
Proceeds from shares issued	3,435,698	8,592,899
Dividends reinvested	4,863,658	9,091,609
Cost of shares redeemed	(12,933,329)	(26,289,923)

Total Class C Shares	(4,633,973)	(8,605,415)

Class R6 Shares (a)
Proceeds from shares issued	26,864,602	171,797,267
Dividends reinvested	14,130,691	2,483,179
Cost of shares redeemed	(42,331,125)	(8,854,830)

Total Class R6 Shares	(1,335,832)	165,425,616

Institutional Service Class Shares
Proceeds from shares issued	68,461,538	193,965,255
Dividends reinvested	45,866,044	84,922,925
Cost of shares redeemed	(169,630,675)	(360,189,489)

Total Institutional Service Class Shares	(55,303,093)	(81,301,309)

Change in net assets from capital transactions	$(72,006,178)	$67,249,259

45

Statements of Changes in Net Assets (Continued)

	Nationwide Geneva Mid Cap Growth Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
SHARE TRANSACTIONS:
Class A Shares
Issued	252,834	849,262
Reinvested	550,277	892,276
Redeemed	(1,235,826)	(2,070,888)

Total Class A Shares	(432,715)	(329,350)

Class C Shares
Issued	171,948	402,894
Reinvested	252,003	439,846
Redeemed	(641,254)	(1,226,852)

Total Class C Shares	(217,303)	(384,112)

Class R6 Shares (a)
Issued	1,085,799	6,607,047
Reinvested	591,242	99,927
Redeemed	(1,709,708)	(352,272)

Total Class R6 Shares	(32,667)	6,354,702

Institutional Service Class Shares
Issued	2,793,217	7,774,447
Reinvested	1,930,389	3,431,229
Redeemed	(6,910,575)	(14,314,885)

Total Institutional Service Class Shares	(2,186,969)	(3,109,209)

Total change in shares	(2,869,654)	2,532,031

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

46

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Geneva Mid Cap Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Loss to Average Net Assets (e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$23.72	(0.06)	3.21	3.15	(2.04)	(2.04)	$24.83	13.91%		$156,977,202	1.14%	(0.47%	)	1.14%	7.49%
Year Ended October 31, 2016	$28.54	(0.14)	(1.41)	(1.55)	(3.27)	(3.27)	$23.72	(5.64%	)	$160,222,910	1.15%	(0.55%	)	1.15%	31.03%
Year Ended October 31, 2015	$29.88	(0.20)	2.97	2.77	(4.11)	(4.11)	$28.54	10.89%		$202,116,190	1.20%	(0.72%	)	1.20%	15.30%
Period Ended October 31, 2014 (h)	$28.50	(0.06)	1.44	1.38	–	–	$29.88	4.84%		$481,151,390	1.26%	(0.81%	)	1.26%	5.12%
Year Ended July 31, 2014	$28.09	(0.24)	2.18	1.94	(1.53)	(1.53)	$28.50	6.96%		$476,141,617	1.25%	(0.81%	)	1.26%	32.13%
Year Ended July 31, 2013	$23.26	(0.20)	5.46	5.26	(0.43)	(0.43)	$28.09	22.96%		$475,430,830	1.38%	(0.79%	)	1.45%	26.00%
Year Ended July 31, 2012	$22.71	(0.20)	1.20	1.00	(0.45)	(0.45)	$23.26	4.46%		$346,311,494	1.38%	(0.88%	)	1.51%	17.00%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$20.16	(0.12)	2.70	2.58	(2.04)	(2.04)	$20.70	13.51%		$52,950,241	1.88%	(1.21%	)	1.88%	7.49%
Year Ended October 31, 2016	$24.92	(0.27)	(1.22)	(1.49)	(3.27)	(3.27)	$20.16	(6.30%	)	$55,956,882	1.88%	(1.29%	)	1.88%	31.03%
Year Ended October 31, 2015	$26.79	(0.35)	2.59	2.24	(4.11)	(4.11)	$24.92	10.06%		$78,741,743	1.88%	(1.40%	)	1.88%	15.30%
Period Ended October 31, 2014 (h)	$25.59	(0.10)	1.30	1.20	–	–	$26.79	4.69%		$93,527,500	1.92%	(1.47%	)	1.92%	5.12%
Year Ended July 31, 2014	$25.52	(0.37)	1.97	1.60	(1.53)	(1.53)	$25.59	6.30%		$95,287,969	1.87%	(1.43%	)	1.87%	32.13%
Year Ended July 31, 2013	$21.29	(0.32)	4.98	4.66	(0.43)	(0.43)	$25.52	22.26%		$96,702,988	1.98%	(1.39%	)	1.95%	26.00%
Year Ended July 31, 2012	$20.96	(0.32)	1.10	0.78	(0.45)	(0.45)	$21.29	3.77%		$67,244,463	1.98%	(1.48%	)	2.01%	17.00%

Class R6 Shares(i)
Six Months Ended April 30, 2017 (Unaudited)	$24.48	(0.01)	3.31	3.30	(2.04)	(2.04)	$25.74	14.10%		$181,864,198	0.77%	(0.11%	)	0.77%	7.49%
Year Ended October 31, 2016	$29.24	(0.04)	(1.45)	(1.49)	(3.27)	(3.27)	$24.48	(5.26%	)	$173,735,539	0.77%	(0.15%	)	0.77%	31.03%
Year Ended October 31, 2015	$30.41	(0.08)	3.02	2.94	(4.11)	(4.11)	$29.24	11.31%		$21,720,270	0.77%	(0.28%	)	0.77%	15.30%
Period Ended October 31, 2014 (h)	$28.96	(0.03)	1.48	1.45	–	–	$30.41	5.01%		$1,628,255	0.84%	(0.38%	)	0.84%	5.12%
Period Ended July 31, 2014 (j)	$29.70	(0.08)	0.87	0.79	(1.53)	(1.53)	$28.96	2.72%		$12,029,313	0.80%	(0.31%	)	0.80%	32.13%

Institutional Service Class Shares (k)
Six Months Ended April 30, 2017 (Unaudited)	$24.35	(0.03)	3.30	3.27	(2.04)	(2.04)	$25.58	14.05%		$567,832,616	0.92%	(0.25%	)	0.92%	7.49%
Year Ended October 31, 2016	$29.14	(0.08)	(1.44)	(1.52)	(3.27)	(3.27)	$24.35	(5.40%	)	$593,862,140	0.92%	(0.33%	)	0.92%	31.03%
Year Ended October 31, 2015	$30.36	(0.13)	3.02	2.89	(4.11)	(4.11)	$29.14	11.14%		$801,296,568	0.92%	(0.44%	)	0.92%	15.30%
Period Ended October 31, 2014 (h)	$28.92	(0.03)	1.47	1.44	–	–	$30.36	4.98%		$757,684,581	0.89%	(0.43%	)	0.89%	5.12%
Year Ended July 31, 2014	$28.41	(0.16)	2.20	2.04	(1.53)	(1.53)	$28.92	7.24%		$919,189,168	0.98%	(0.54%	)	0.99%	32.13%
Year Ended July 31, 2013	$23.46	(0.14)	5.52	5.38	(0.43)	(0.43)	$28.41	23.28%		$818,056,645	1.13%	(0.54%	)	1.02%	26.00%
Year Ended July 31, 2012	$22.85	(0.15)	1.21	1.06	(0.45)	(0.45)	$23.46	4.70%		$431,911,298	1.13%	(0.63%	)	1.26%	17.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.
(k)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

47

Fund Overview	Nationwide Growth Fund

Asset Allocation†

Common Stocks	96.7%
Exchange Traded Fund	2.9%
Rights††	0.0%
Other assets in excess of liabilities	0.4%
100.0%

Top Industries†††

Internet Software & Services	9.3%
Technology Hardware, Storage & Peripherals	8.7%
Software	7.6%
Internet & Direct Marketing Retail	6.8%
Health Care Providers & Services	6.8%
Biotechnology	6.3%
Machinery	4.9%
IT Services	4.1%
Media	3.9%
Semiconductors & Semiconductor Equipment	3.5%
Other Industries	38.1%
100.0%

Top Holdings†††

Apple, Inc.	6.9%
Alphabet, Inc., Class A	5.4%
Microsoft Corp.	4.3%
Facebook, Inc., Class A	3.9%
Amazon.com, Inc.	3.8%
iShares Russell 1000 Growth Fund	2.8%
Home Depot, Inc. (The)	2.6%
UnitedHealth Group, Inc.	2.4%
Walt Disney Co. (The)	2.3%
Priceline Group, Inc. (The)	1.8%
Other Holdings	63.8%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2017.

48

Shareholder Expense Example	Nationwide Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Growth Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	1,141.50	5.10	0.96
	Hypothetical	(a)(b)	1,000.00	1,020.03	4.81	0.96
Class C Shares	Actual	(a)	1,000.00	1,135.70	9.32	1.76
	Hypothetical	(a)(b)	1,000.00	1,016.07	8.80	1.76
Class R Shares	Actual	(a)	1,000.00	1,137.90	6.89	1.30
	Hypothetical	(a)(b)	1,000.00	1,018.35	6.51	1.30
Class R6 Shares(c)	Actual	(a)	1,000.00	1,142.70	3.45	0.65
	Hypothetical	(a)(b)	1,000.00	1,021.57	3.26	0.65
Institutional Service Class Shares	Actual	(a)	1,000.00	1,141.80	4.57	0.86
	Hypothetical	(a)(b)	1,000.00	1,020.53	4.31	0.86

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

49

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Growth Fund

Common Stocks 96.7%

	Shares	Market Value

Aerospace & Defense 0.6%
Textron, Inc.	26,545	$1,238,590

Banks 0.6%
Citizens Financial Group, Inc.	33,550	1,231,620

Beverages 1.7%
Dr Pepper Snapple Group, Inc.	19,770	1,811,921
Monster Beverage Corp.*	35,240	1,599,191

		3,411,112

Biotechnology 6.2%
Alexion Pharmaceuticals, Inc.*	14,925	1,907,116
Amgen, Inc.	19,850	3,241,902
Celgene Corp.*	25,710	3,189,325
Gilead Sciences, Inc.	35,610	2,441,066
Incyte Corp.*	15,525	1,929,447

		12,708,856

Building Products 0.5%
Armstrong World Industries, Inc.*	20,985	981,049

Capital Markets 2.6%
Ameriprise Financial, Inc.	11,840	1,513,744
Eaton Vance Corp.	38,505	1,653,020
Morgan Stanley	27,225	1,180,748
MSCI, Inc.	10,100	1,013,232

		5,360,744

Chemicals 0.7%
FMC Corp.	19,625	1,437,139

Commercial Services & Supplies 1.2%
Copart, Inc.*	37,100	1,146,390
MSA Safety, Inc.	17,210	1,339,798

		2,486,188

Construction & Engineering 1.3%
Chicago Bridge & Iron Co. NV	27,840	837,427
MasTec, Inc.*	43,645	1,926,927

		2,764,354

Construction Materials 1.1%
Eagle Materials, Inc.	13,720	1,316,708
Summit Materials, Inc., Class A *	40,050	1,027,683

		2,344,391

Containers & Packaging 1.4%
Berry Global Group, Inc.*	23,800	1,190,000
Packaging Corp. of America	17,440	1,722,723

		2,912,723

Distributors 0.9%
Pool Corp.	16,010	1,915,116

Common Stocks (continued)

	Shares	Market Value

Diversified Telecommunication Services 0.4%
Verizon Communications, Inc.	20,130	$924,168

Electronic Equipment, Instruments & Components 0.7%
Sanmina Corp.*	24,720	920,820
Zebra Technologies Corp., Class A *	6,340	597,672

		1,518,492

Food & Staples Retailing 3.1%
CVS Health Corp.	34,850	2,873,034
Kroger Co. (The)	44,560	1,321,204
Sysco Corp.	41,380	2,187,761

		6,381,999

Food Products 0.5%
Blue Buffalo Pet Products, Inc.*	38,880	958,392

Health Care Equipment & Supplies 0.7%
Hill-Rom Holdings, Inc.	19,670	1,487,839

Health Care Providers & Services 6.7%
AmerisourceBergen Corp.	17,935	1,471,567
HealthSouth Corp.	34,870	1,635,403
Humana, Inc.	11,700	2,597,166
Laboratory Corp. of America Holdings *	8,780	1,230,517
UnitedHealth Group, Inc.	28,370	4,961,345
WellCare Health Plans, Inc.*	12,460	1,911,489

		13,807,487

Hotels, Restaurants & Leisure 1.5%
MGM Resorts International	48,580	1,491,892
Wyndham Worldwide Corp.	16,615	1,583,575

		3,075,467

Household Durables 1.6%
Mohawk Industries, Inc.*	6,650	1,561,353
PulteGroup, Inc.	71,465	1,620,112

		3,181,465

Household Products 2.0%
Kimberly-Clark Corp.	17,370	2,253,758
Spectrum Brands Holdings, Inc.	12,655	1,818,903

		4,072,661

Insurance 0.6%
XL Group Ltd.	30,235	1,265,335

Internet & Direct Marketing Retail 6.8%
Amazon.com, Inc.*	8,425	7,793,041
Netflix, Inc.*	15,815	2,407,043
Priceline Group, Inc. (The) *	1,975	3,647,469

		13,847,553

50

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Internet Software & Services 9.3%
Alphabet, Inc., Class A*	11,835	$10,941,694
Facebook, Inc., Class A*	53,675	8,064,669

		19,006,363

IT Services 4.1%
Alliance Data Systems Corp.	7,825	1,953,355
Fiserv, Inc.*	13,475	1,605,411
Science Applications International Corp.	5,740	418,963
Square, Inc., Class A*	76,080	1,387,699
Vantiv, Inc., Class A*	31,675	1,965,117
Visa, Inc., Class A	12,100	1,103,762

		8,434,307

Life Sciences Tools & Services 0.5%
ICON plc*	12,780	1,079,782

Machinery 4.9%
Crane Co.	20,155	1,610,586
Cummins, Inc.	10,960	1,654,302
Deere & Co.	19,575	2,184,766
Oshkosh Corp.	25,335	1,757,996
PACCAR, Inc.	18,265	1,218,824
Stanley Black & Decker, Inc.	11,695	1,592,274

		10,018,748

Media 3.9%
Comcast Corp., Class A	57,245	2,243,431
Scripps Networks Interactive, Inc., Class A	14,140	1,056,541
Walt Disney Co. (The)	40,015	4,625,734

		7,925,706

Metals & Mining 0.5%
Steel Dynamics, Inc.	26,590	960,963

Oil, Gas & Consumable Fuels 1.2%
Enbridge, Inc.	26,665	1,105,264
EOG Resources, Inc.	14,745	1,363,913

		2,469,177

Pharmaceuticals 1.7%
Bristol-Myers Squibb Co.	34,000	1,905,700
Zoetis, Inc.	26,845	1,506,273

		3,411,973

Real Estate Management & Development 0.9%
CBRE Group, Inc., Class A*	51,665	1,850,124

Road & Rail 1.1%
Union Pacific Corp.	20,300	2,272,788

Semiconductors & Semiconductor Equipment 3.5%
Applied Materials, Inc.	58,145	2,361,268
Lam Research Corp.	12,530	1,814,971

Common Stocks (continued)

	Shares	Market Value

Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.*	69,690	$1,928,322
ON Semiconductor Corp.*	79,045	1,120,858

		7,225,419

Software 7.6%
Check Point Software Technologies Ltd.*	13,920	1,447,819
Citrix Systems, Inc.*	17,965	1,454,087
Electronic Arts, Inc.*	26,660	2,527,901
Microsoft Corp.	128,345	8,786,499
VMware, Inc., Class A *	14,275	1,343,563

		15,559,869

Specialty Retail 3.5%
Home Depot, Inc. (The)	33,975	5,303,498
Ross Stores, Inc.	27,530	1,789,450

		7,092,948

Technology Hardware, Storage & Peripherals 8.6%
Apple, Inc.	98,355	14,128,696
HP, Inc.	82,965	1,561,401
Western Digital Corp.	22,385	1,993,832

		17,683,929

Trading Companies & Distributors 1.2%
HD Supply Holdings, Inc.*	31,950	1,287,585
United Rentals, Inc.*	10,350	1,134,981

		2,422,566

Wireless Telecommunication Services 0.8%
T-Mobile US, Inc.*	24,135	1,623,561

Total Common Stocks (cost $162,793,168)		198,350,963

Rights 0.0%†

	Number of Rights

Biotechnology 0.0%†
Dyax Corp. CVR* (a)(b)	43,975	54,969

Total Rights (cost $–)		54,969

51

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Growth Fund (Continued)

Exchange Traded Fund 2.9%

	Shares	Market Value

Exchange Traded Fund 2.9%
iShares Russell 1000 Growth Fund	50,000	$5,816,500

Total Exchange Traded Fund (cost $4,447,943)		5,816,500

Total Investments (cost $167,241,111) (c) — 99.6%		204,222,432

Other assets in excess of liabilities — 0.4%		824,899

NET ASSETS — 100.0%		$205,047,331

*	Denotes a non-income producing security.

(a)	Fair valued security.

(b)	Illiquid security.

(c)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights

Ltd.	Limited

NV	Public Traded Company

plc	Public Limited Company

The accompanying notes are an integral part of these financial statements.

52

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Growth Fund
Assets:
Investments, at value (cost $167,241,111)	$204,222,432
Cash	906,122
Interest and dividends receivable	75,426
Receivable for investments sold	839,609
Receivable for capital shares issued	25,601
Reimbursement from investment adviser (Note 3)	31,147
Prepaid expenses	49,502

Total Assets	206,149,839

Liabilities:
Payable for investments purchased	601,431
Payable for capital shares redeemed	286,480
Accrued expenses and other payables:
Investment advisory fees	99,057
Fund administration fees	24,136
Distribution fees	11,144
Administrative servicing fees	6,435
Accounting and transfer agent fees	34,736
Trustee fees	485
Custodian fees	1,376
Compliance program costs (Note 3)	103
Professional fees	11,885
Printing fees	22,019
Other	3,221

Total Liabilities	1,102,508

Net Assets	$205,047,331

Represented by:
Capital	$161,516,257
Accumulated undistributed net investment income	134,684
Accumulated net realized gains from investments	6,415,069
Net unrealized appreciation/(depreciation) from investments	36,981,321

Net Assets	$205,047,331

Net Assets:
Class A Shares	$28,556,549
Class C Shares	6,629,147
Class R Shares	77,928
Class R6 Shares	157,691,563
Institutional Service Class Shares	12,092,144

Total	$205,047,331

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	2,548,441
Class C Shares	744,128
Class R Shares	7,088
Class R6 Shares	13,419,132
Institutional Service Class Shares	1,024,830

Total	17,743,619

53

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Growth Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$11.21
Class C Shares (b)	$8.91
Class R Shares	$10.99
Class R6 Shares	$11.75
Institutional Service Class Shares	$11.80
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$11.89

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

54

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Growth Fund
INVESTMENT INCOME:
Dividend income	$1,166,484
Interest income	10,053
Foreign tax withholding	(8,974)

Total Income	1,167,563

EXPENSES:
Investment advisory fees	592,255
Fund administration fees	63,022
Distribution fees Class A	35,546
Distribution fees Class C	33,447
Distribution fees Class R	257
Administrative servicing fees Class A	8,531
Administrative servicing fees Class C	3,679
Administrative servicing fees Class R	77
Administrative servicing fees Institutional Service Class	13,731
Registration and filing fees	31,437
Professional fees	14,722
Printing fees	26,369
Trustee fees	2,850
Custodian fees	3,780
Accounting and transfer agent fees	97,396
Compliance program costs (Note 3)	440
Other	5,047

Total expenses before expenses reimbursed	932,586

Expenses reimbursed by adviser (Note 3)	(194,935)

Net Expenses	737,651

NET INVESTMENT INCOME	429,912

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	6,866,112
Net change in unrealized appreciation/(depreciation) from investments	19,132,862

Net realized/unrealized gains from investments	25,998,974

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$26,428,886

The accompanying notes are an integral part of these financial statements.

55

Statements of Changes in Net Assets

	Nationwide Growth Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$429,912	$1,164,545
Net realized gains from investments	6,866,112	8,911,912
Net change in unrealized appreciation/(depreciation) from investments	19,132,862	(13,924,495)

Change in net assets resulting from operations	26,428,886	(3,848,038)

Distributions to Shareholders From:
Net investment income:
Class A	(59,714)	(123,128)
Class C	(4,509)	(4,290)
Class R	(180)	(865)
Class R6 (a)	(396,862)	(1,047,763)
Institutional Service Class	(37,396)	(83,372)
Net realized gains:
Class A	(1,394,646)	(1,576,005)
Class C	(419,338)	(356,785)
Class R	(6,981)	(6,046)
Class R6 (a)	(6,821,708)	(6,735,762)
Institutional Service Class	(695,616)	(816,039)

Change in net assets from shareholder distributions	(9,836,950)	(10,750,055)

Change in net assets from capital transactions	(5,807,901)	(14,713,815)

Change in net assets	10,784,035	(29,311,908)

Net Assets:
Beginning of period	194,263,296	223,575,204

End of period	$205,047,331	$194,263,296

Accumulated undistributed net investment income at end of period	$134,684	$203,433

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$4,179,291	$8,886,182
Dividends reinvested	1,421,755	1,656,800
Cost of shares redeemed	(7,492,707)	(15,472,876)

Total Class A Shares	(1,891,661)	(4,929,894)

Class C Shares
Proceeds from shares issued	500,897	1,568,906
Dividends reinvested	327,541	276,563
Cost of shares redeemed	(1,258,161)	(1,200,488)

Total Class C Shares	(429,723)	644,981

Class R Shares
Proceeds from shares issued	11,122	30,458
Dividends reinvested	3,574	3,031
Cost of shares redeemed	(78,867)	(11,896)

Total Class R Shares	(64,171)	21,593

56

Statements of Changes in Net Assets (Continued)

	Nationwide Growth Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$2,716,231	$5,363,730
Dividends reinvested	7,022,212	7,575,932
Cost of shares redeemed	(8,933,369)	(19,642,601)

Total Class R6 Shares	805,074	(6,702,939)

Institutional Service Class Shares
Proceeds from shares issued	1,053,808	6,323,703
Dividends reinvested	570,850	857,210
Cost of shares redeemed	(5,852,078)	(10,928,469)

Total Institutional Service Class Shares	(4,227,420)	(3,747,556)

Change in net assets from capital transactions	$(5,807,901)	$(14,713,815)

SHARE TRANSACTIONS:
Class A Shares
Issued	396,585	858,725
Reinvested	138,573	158,710
Redeemed	(703,195)	(1,538,697)

Total Class A Shares	(168,037)	(521,262)

Class C Shares
Issued	59,081	187,274
Reinvested	40,042	32,652
Redeemed	(148,372)	(143,324)

Total Class C Shares	(49,249)	76,602

Class R Shares
Issued	1,081	2,928
Reinvested	354	295
Redeemed	(7,678)	(1,143)

Total Class R Shares	(6,243)	2,080

Class R6 Shares (a)
Issued	240,979	502,131
Reinvested	653,837	694,779
Redeemed	(799,321)	(1,812,954)

Total Class R6 Shares	95,495	(616,044)

Institutional Service Class Shares
Issued	93,897	606,397
Reinvested	52,856	78,230
Redeemed	(531,678)	(1,012,809)

Total Institutional Service Class Shares	(384,925)	(328,182)

Total change in shares	(512,959)	(1,386,806)

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

57

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Growth Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.34	0.01	1.40	1.41	(0.02)	(0.52)	(0.54)	–	$11.21	14.15%		$28,556,549	0.96%	0.23%		1.16%	46.38%
Year Ended October 31, 2016	$11.07	0.04	(0.24)	(0.20)	(0.04)	(0.49)	(0.53)	–	$10.34	(1.83%	)	$28,098,839	0.97%	0.35%		1.19%	100.36%
Year Ended October 31, 2015	$12.70	0.01	0.81	0.82	(0.02)	(2.43)	(2.45)	–	$11.07	8.41%		$35,834,674	0.96%	0.13%		1.17%	95.18%
Year Ended October 31, 2014	$11.74	0.03	2.02	2.05	(0.01)	(1.08)	(1.09)	–	$12.70	18.85%	(g)	$28,072,969	0.92%	0.22%		1.21%	159.77%
Year Ended October 31, 2013	$9.43	0.04	2.31	2.35	(0.04)	–	(0.04)	–	$11.74	24.89%		$23,726,994	0.84%	0.35%		1.21%	114.74%
Year Ended October 31, 2012	$8.76	–	0.67	0.67	–	–	–	–	$9.43	7.65%		$19,431,586	0.92%	(0.01%	)	1.28%	147.27%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$8.35	(0.02)	1.11	1.09	(0.01)	(0.52)	(0.53)	–	$8.91	13.57%		$6,629,147	1.76%	(0.57%	)	1.96%	46.38%
Year Ended October 31, 2016	$9.07	(0.04)	(0.18)	(0.22)	(0.01)	(0.49)	(0.50)	–	$8.35	(2.54%	)	$6,621,421	1.76%	(0.45%	)	1.98%	100.36%
Year Ended October 31, 2015	$10.91	(0.06)	0.65	0.59	–	(2.43)	(2.43)	–	$9.07	7.50%		$6,498,502	1.76%	(0.67%	)	1.96%	95.18%
Year Ended October 31, 2014	$10.28	(0.06)	1.77	1.71	–	(1.08)	(1.08)	–	$10.91	18.11%		$4,605,215	1.68%	(0.54%	)	1.97%	159.77%
Year Ended October 31, 2013	$8.29	(0.03)	2.02	1.99	–	–	–	–	$10.28	24.00%		$3,891,666	1.55%	(0.37%	)	1.91%	114.74%
Year Ended October 31, 2012	$7.75	(0.06)	0.60	0.54	–	–	–	–	$8.29	6.97%		$2,890,888	1.61%	(0.70%	)	1.97%	147.27%

Class R Shares (h)
Six Months Ended April 30, 2017 (Unaudited)	$10.17	–	1.35	1.35	(0.01)	(0.52)	(0.53)	–	$10.99	13.79%		$77,928	1.30%	(0.05%	)	1.50%	46.38%
Year Ended October 31, 2016	$10.90	0.05	(0.22)	(0.17)	(0.07)	(0.49)	(0.56)	–	$10.17	(1.61%	)	$135,566	0.79%	0.52%		1.01%	100.36%
Year Ended October 31, 2015	$12.57	(0.02)	0.78	0.76	–	(2.43)	(2.43)	–	$10.90	7.93%		$122,592	1.35%	(0.22%	)	1.55%	95.18%
Year Ended October 31, 2014	$11.65	(0.02)	2.03	2.01	(0.01)	(1.08)	(1.09)	–	$12.57	18.59%		$466,380	1.31%	(0.19%	)	1.60%	159.77%
Year Ended October 31, 2013	$9.36	0.02	2.28	2.30	(0.01)	–	(0.01)	–	$11.65	24.61%		$88,479	1.05%	0.24%		1.42%	114.74%
Year Ended October 31, 2012	$8.71	(0.02)	0.67	0.65	–	–	–	–	$9.36	7.46%		$177,069	1.14%	(0.23%	)	1.50%	147.27%

58

Financial Highlights (Continued)

Selected data for each share of capital outstanding throughout the periods indicated

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class R6 Shares (i),(j)
Six Months Ended April 30, 2017 (Unaudited)	$10.81	0.03	1.46	1.49	(0.03)	(0.52)	(0.55)	–	$11.75	14.27%		$157,691,563	0.65%	0.53%	0.85%	46.38%
Year Ended October 31, 2016	$11.55	0.07	(0.24)	(0.17)	(0.08)	(0.49)	(0.57)	–	$10.81	(1.52%	)	$144,091,314	0.65%	0.67%	0.87%	100.36%
Year Ended October 31, 2015	$13.17	0.05	0.84	0.89	(0.08)	(2.43)	(2.51)	–	$11.55	8.73%		$160,968,539	0.65%	0.45%	0.85%	95.18%
Year Ended October 31, 2014	$12.10	0.07	2.10	2.17	(0.02)	(1.08)	(1.10)	–	$13.17	19.31%		$160,049,696	0.61%	0.53%	0.90%	159.77%
Year Ended October 31, 2013	$9.75	0.07	2.38	2.45	(0.10)	–	(0.10)	–	$12.10	25.23%		$143,352,461	0.55%	0.65%	0.92%	114.74%
Year Ended October 31, 2012	$9.03	0.03	0.69	0.72	–	–	–	–	$9.75	7.97%		$125,314,953	0.65%	0.27%	1.00%	147.27%

Institutional Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.86	0.02	1.47	1.49	(0.03)	(0.52)	(0.55)	–	$11.80	14.18%		$12,092,144	0.86%	0.35%	1.06%	46.38%
Year Ended October 31, 2016	$11.59	0.05	(0.24)	(0.19)	(0.05)	(0.49)	(0.54)	–	$10.86	(1.66%	)	$15,316,156	0.86%	0.46%	1.08%	100.36%
Year Ended October 31, 2015	$13.19	0.02	0.84	0.86	(0.03)	(2.43)	(2.46)	–	$11.59	8.42%		$20,150,897	0.88%	0.21%	1.09%	95.18%
Year Ended October 31, 2014	$12.14	0.03	2.11	2.14	(0.01)	(1.08)	(1.09)	–	$13.19	18.99%		$15,921,009	0.85%	0.27%	1.11%	159.77%
Year Ended October 31, 2013	$9.75	0.05	2.37	2.42	(0.03)	–	(0.03)	–	$12.14	24.92%		$2,105,662	0.80%	0.48%	1.16%	114.74%
Period Ended October 31, 2012 (k)	$8.95	0.02	0.78	0.80	–	–	–	–	$9.75	8.94%		$41,688,164	0.80%	0.21%	1.16%	147.27%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(i)	Effective August 1, 2012, Class D Shares were renamed Institutional Class Shares.
(j)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(k)	For the period from December 1, 2011 (commencement of operations) through October 31, 2012. Total return is calculated based on inception date of November 30, 2011 through October 31, 2012.

The accompanying notes are an integral part of these financial statements.

59

Fund Overview	Nationwide HighMark Large Cap Core Equity Fund

Asset Allocation†

Common Stocks	97.4%
Futures Contracts††	0.0%
Other assets in excess of liabilities	2.6%
100.0%

Top Industries†††

Oil, Gas & Consumable Fuels	5.8%
Pharmaceuticals	4.9%
Software	4.8%
Equity Real Estate Investment Trusts (REITs)	4.7%
Technology Hardware, Storage & Peripherals	4.6%
Banks	4.4%
Specialty Retail	4.2%
Internet Software & Services	4.1%
Health Care Equipment & Supplies	3.8%
IT Services	3.6%
Other Industries	55.1%
100.0%

Top Holdings†††

Apple, Inc.	4.6%
Johnson & Johnson	3.4%
Microsoft Corp.	3.1%
General Electric Co.	2.9%
Abbott Laboratories	2.8%
Cisco Systems, Inc.	2.6%
Atmos Energy Corp.	2.5%
General Dynamics Corp.	2.5%
Mid-America Apartment Communities, Inc.	2.5%
Home Depot, Inc. (The)	2.3%
Other Holdings	70.8%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2017.

60

Shareholder Expense Example	Nationwide HighMark Large Cap Core Equity Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide HighMark Large Cap Core Equity Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	1,139.40	6.42	1.21
	Hypothetical	(a)(b)	1,000.00	1,018.79	6.06	1.21
Class C Shares	Actual	(a)	1,000.00	1,135.70	9.74	1.84
	Hypothetical	(a)(b)	1,000.00	1,015.67	9.20	1.84
Class R6 Shares(c)	Actual	(a)	1,000.00	1,141.20	4.35	0.82
	Hypothetical	(a)(b)	1,000.00	1,020.73	4.11	0.82
Institutional Service Class Shares	Actual	(a)	1,000.00	1,140.80	5.04	0.95
	Hypothetical	(a)(b)	1,000.00	1,020.08	4.76	0.95

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

61

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund

Common Stocks 97.4%

	Shares	Market Value

Aerospace & Defense 2.4%
General Dynamics Corp.	9,634	$1,866,973

Airlines 0.7%
Delta Air Lines, Inc.	11,716	532,375

Banks 4.3%
First Hawaiian, Inc.	9,598	285,732
JPMorgan Chase & Co.	12,110	1,053,570
KeyCorp	16,178	295,087
Popular, Inc.	26,176	1,097,036
Wells Fargo & Co.	10,028	539,908

		3,271,333

Beverages 0.9%
Molson Coors Brewing Co., Class B	2,325	222,944
PepsiCo, Inc.	4,354	493,221

		716,165

Biotechnology 2.6%
Amgen, Inc.	1,472	240,407
Biogen, Inc.*	1,964	532,656
Celgene Corp.*	2,922	362,474
Gilead Sciences, Inc.	12,154	833,157

		1,968,694

Capital Markets 3.3%
Goldman Sachs Group, Inc. (The)	3,561	796,952
LPL Financial Holdings, Inc.	17,092	718,548
MarketAxess Holdings, Inc.	5,028	967,990

		2,483,490

Chemicals 0.9%
PPG Industries, Inc.	4,267	468,687
WR Grace & Co.	3,038	211,810

		680,497

Commercial Services & Supplies 0.3%
Waste Management, Inc.	3,269	237,918

Communications Equipment 2.8%
Cisco Systems, Inc.	55,745	1,899,232
Harris Corp.	2,084	233,179

		2,132,411

Consumer Finance 1.3%
Discover Financial Services	13,103	820,117
Synchrony Financial	7,486	208,111

		1,028,228

Containers & Packaging 0.3%
WestRock Co.	5,012	268,443

Common Stocks (continued)

	Shares	Market Value

Distributors 1.1%
Pool Corp.	6,796	$812,937

Diversified Consumer Services 0.7%
Service Corp. International	17,750	571,905

Diversified Financial Services 1.4%
Berkshire Hathaway, Inc., Class B*	2,224	367,427
Leucadia National Corp.	17,608	447,067
Voya Financial, Inc.	7,282	272,201

		1,086,695

Diversified Telecommunication Services 1.1%
AT&T, Inc.	14,175	561,755
Verizon Communications, Inc.	5,265	241,716

		803,471

Energy Equipment & Services 1.0%
Schlumberger Ltd.	10,086	732,143

Equity Real Estate Investment Trusts (REITs) 4.6%
Alexandria Real Estate Equities, Inc.	2,230	250,897
American Campus Communities, Inc.	12,081	572,519
Equity Commonwealth*	16,404	524,764
Mid-America Apartment Communities, Inc.	18,322	1,817,726
VEREIT, Inc.	39,696	332,255

		3,498,161

Food Products 1.3%
Mondelez International, Inc., Class A	21,288	958,599

Gas Utilities 2.5%
Atmos Energy Corp.	23,268	1,885,173

Health Care Equipment & Supplies 3.7%
Abbott Laboratories	47,968	2,093,323
Baxter International, Inc.	5,934	330,405
Edwards Lifesciences Corp.*	3,625	397,554

		2,821,282

Health Care Providers & Services 1.9%
Envision Healthcare Corp.*	13,854	776,240
Humana, Inc.	1,060	235,299
UnitedHealth Group, Inc.	2,389	417,788

		1,429,327

Hotels, Restaurants & Leisure 2.5%
Aramark	9,554	348,912
Carnival Corp.	6,798	419,913
Hyatt Hotels Corp., Class A*	12,264	680,652
Marriott International, Inc., Class A	2,558	241,526
MGM Resorts International	7,856	241,258

		1,932,261

62

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Household Products 0.9%
Procter & Gamble Co. (The)	8,087	$706,238

Industrial Conglomerates 2.8%
General Electric Co.	72,972	2,115,458

Insurance 2.4%
Chubb Ltd.	7,737	1,061,903
Lincoln National Corp.	11,534	760,437

		1,822,340

Internet & Direct Marketing Retail 2.0%
Amazon.com, Inc. *	1,377	1,273,711
Netflix, Inc.*	1,686	256,609

		1,530,320

Internet Software & Services 4.0%
Alphabet, Inc., Class A*	1,390	1,285,083
Alphabet, Inc., Class C*	741	671,316
Facebook, Inc., Class A*	5,540	832,385
IAC/InterActiveCorp.*	3,276	271,941

		3,060,725

IT Services 3.5%
Booz Allen Hamilton Holding Corp.	41,038	1,474,495
DST Systems, Inc.	9,533	1,173,608

		2,648,103

Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc.	4,460	737,372

Machinery 2.5%
Allison Transmission Holdings, Inc.	40,207	1,555,207
Ingersoll-Rand plc	3,538	313,997

		1,869,204

Media 3.4%
Comcast Corp., Class A	26,862	1,052,722
Twenty-First Century Fox, Inc., Class A	9,479	289,489
Walt Disney Co. (The)	11,106	1,283,853

		2,626,064

Oil, Gas & Consumable Fuels 5.7%
Anadarko Petroleum Corp.	4,322	246,440
Chevron Corp.	10,778	1,150,013
ConocoPhillips	7,428	355,876
Energen Corp.*	6,096	316,931
EOG Resources, Inc.	3,864	357,420
Exxon Mobil Corp.	8,995	734,442
Kinder Morgan, Inc.	30,170	622,407
Marathon Oil Corp.	19,951	296,671

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	3,652	$224,744

		4,304,944

Personal Products 0.3%
Estee Lauder Cos., Inc. (The), Class A	2,674	233,012

Pharmaceuticals 4.7%
Johnson & Johnson	20,487	2,529,530
Merck & Co., Inc.	7,540	469,968
Pfizer, Inc.	9,714	329,499
Zoetis, Inc.	4,960	278,306

		3,607,303

Road & Rail 2.4%
CSX Corp.	14,573	740,891
Union Pacific Corp.	9,533	1,067,315

		1,808,206

Semiconductors & Semiconductor Equipment 2.3%
Applied Materials, Inc.	30,045	1,220,127
Marvell Technology Group Ltd.	20,275	304,531
Versum Materials, Inc.	7,680	245,914

		1,770,572

Software 4.7%
Adobe Systems, Inc.*	8,126	1,086,771
Microsoft Corp.	33,021	2,260,618
Oracle Corp.	5,141	231,139

		3,578,528

Specialty Retail 4.1%
Home Depot, Inc. (The)	10,686	1,668,085
Lowe’s Cos., Inc.	11,333	961,945
Staples, Inc.	52,004	508,079

		3,138,109

Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc.	23,694	3,403,643

Tobacco 3.3%
Altria Group, Inc.	21,788	1,563,943
Philip Morris International, Inc.	8,784	973,618

		2,537,561

Trading Companies & Distributors 1.0%
WESCO International, Inc.*	12,260	747,247

63

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	8,156	$223,964

Total Investments (cost $61,736,755) (a) — 97.4%		74,187,394

Other assets in excess of liabilities — 2.6%		1,972,031

NET ASSETS — 100.0%		$76,159,425

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

Ltd.	Limited

plc	Public Limited Company

REIT	Real Estate Investment Trust

At April 30, 2017, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
17	S&P 500 E-Mini	06/16/17	$2,023,425	$26,196

At April 30, 2017, the Fund has $85,000 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

64

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund
Assets:
Investments, at value (cost $61,736,755)	$74,187,394
Cash	1,885,661
Deposits with broker for futures contracts	85,000
Interest and dividends receivable	40,074
Receivable for capital shares issued	26,013
Reimbursement from investment adviser (Note 3)	4,110
Prepaid expenses	32,638

Total Assets	76,260,890

Liabilities:
Payable for capital shares redeemed	439
Payable for variation margin on futures contracts	4,758
Accrued expenses and other payables:
Investment advisory fees	37,471
Fund administration fees	21,443
Distribution fees	7,747
Administrative servicing fees	6,210
Accounting and transfer agent fees	2,299
Trustee fees	185
Custodian fees	610
Compliance program costs (Note 3)	906
Professional fees	12,401
Printing fees	4,147
Other	2,849

Total Liabilities	101,465

Net Assets	$76,159,425

Represented by:
Capital	$58,670,048
Accumulated undistributed net investment income	153,806
Accumulated net realized gains from investments and futures transactions	4,858,736
Net unrealized appreciation/(depreciation) from investments	12,450,639
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	26,196

Net Assets	$76,159,425

Net Assets:
Class A Shares	$26,600,828
Class C Shares	2,856,852
Class R6 Shares	42,161,631
Institutional Service Class Shares	4,540,114

Total	$76,159,425

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,987,186
Class C Shares	222,885
Class R6 Shares	3,141,280
Institutional Service Class Shares	337,909

Total	5,689,260

65

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$13.39
Class C Shares (b)	$12.82
Class R6 Shares	$13.42
Institutional Service Class Shares	$13.44
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$14.21

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

66

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund
INVESTMENT INCOME:
Dividend income	$711,066
Interest income	3,162
Foreign tax withholding	(681)

Total Income	713,547

EXPENSES:
Investment advisory fees	225,926
Fund administration fees	48,950
Distribution fees Class A	31,713
Distribution fees Class C	16,244
Administrative servicing fees Class A	15,409
Administrative servicing fees Class C	975
Administrative servicing fees Institutional Service Class	2,203
Registration and filing fees	25,619
Professional fees	14,034
Printing fees	5,755
Trustee fees	1,089
Custodian fees	1,519
Accounting and transfer agent fees	8,290
Other	3,250

Total expenses before expenses reimbursed	400,976

Expenses reimbursed by adviser (Note 3)	(22,896)

Net Expenses	378,080

NET INVESTMENT INCOME	335,467

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	4,798,108
Net realized gains from futures transactions (Note 2)	90,305

Net realized gains from investments and futures transactions	4,888,413

Net change in unrealized appreciation/(depreciation) from investments	4,682,069
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	51,836

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	4,733,905

Net realized/unrealized gains from investments and futures transactions	9,622,318

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$9,957,785

The accompanying notes are an integral part of these financial statements.

67

Statements of Changes in Net Assets

	Nationwide HighMark Large Cap Core Equity Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$335,467	$792,581
Net realized gains from investments and futures transactions	4,888,413	6,009,409
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	4,733,905	(5,584,812)

Change in net assets resulting from operations	9,957,785	1,217,178

Distributions to Shareholders From:
Net investment income:
Class A	(81,787)	(183,942)
Class C	(6,695)	(7,589)
Class R6 (a)	(225,601)	(326,683)
Institutional Service Class	(17,925)	(249,328)
Net realized gains:
Class A	(1,838,429)	(1,682,041)
Class C	(259,084)	(223,037)
Class R6 (a)	(3,204,230)	(21,906)
Institutional Service Class	(317,041)	(3,756,862)

Change in net assets from shareholder distributions	(5,950,792)	(6,451,388)

Change in net assets from capital transactions	(1,347,779)	(10,750,236)

Change in net assets	2,659,214	(15,984,446)

Net Assets:
Beginning of period	73,500,211	89,484,657

End of period	$76,159,425	$73,500,211

Accumulated undistributed net investment income at end of period	$153,806	$150,347

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$1,117,430	$673,194
Dividends reinvested	1,878,681	1,835,057
Cost of shares redeemed	(2,027,592)	(3,212,387)

Total Class A Shares	968,519	(704,136)

Class C Shares
Proceeds from shares issued	125,879	279,362
Dividends reinvested	223,555	206,833
Cost of shares redeemed	(872,237)	(470,834)

Total Class C Shares	(522,803)	15,361

Class R6 Shares (a)
Proceeds from shares issued	642,161	47,719,889
Dividends reinvested	2,870,853	38,138
Cost of shares redeemed	(5,466,809)	(6,968,200)

Total Class R6 Shares	(1,953,795)	40,789,827

68

Statements of Changes in Net Assets (Continued)

	Nationwide HighMark Large Cap Core Equity Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$415,073	$398,489
Dividends reinvested	301,797	3,418,641
Cost of shares redeemed	(556,570)	(54,668,418)

Total Institutional Service Class Shares	160,300	(50,851,288)

Change in net assets from capital transactions	$(1,347,779)	$(10,750,236)

SHARE TRANSACTIONS:
Class A Shares
Issued	85,959	54,250
Reinvested	150,175	148,835
Redeemed	(155,394)	(254,778)

Total Class A Shares	80,740	(51,693)

Class C Shares
Issued	10,347	23,709
Reinvested	18,614	17,432
Redeemed	(69,396)	(38,340)

Total Class C Shares	(40,435)	2,801

Class R6 Shares (a)
Issued	48,665	3,812,146
Reinvested	228,924	3,059
Redeemed	(421,976)	(554,036)

Total Class R6 Shares	(144,387)	3,261,169

Institutional Service Class Shares
Issued	31,751	31,317
Reinvested	24,037	276,985
Redeemed	(42,845)	(4,362,616)

Total Institutional Service Class Shares	12,943	(4,054,314)

Total change in shares	(91,139)	(842,037)

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

69

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide HighMark Large Cap Core Equity Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income (Loss) to Average Net Assets (e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$12.72	0.04	1.66	1.70	(0.04)	(0.99)	(1.03)	$13.39	13.94%	$26,600,828	1.21%	0.68%		1.26%	40.62%
Year Ended October 31, 2016	$13.51	0.10	0.08	0.18	(0.09)	(0.88)	(0.97)	$12.72	1.62%	$24,245,435	1.22%	0.78%		1.28%	59.58%
Year Ended October 31, 2015	$13.66	0.08	0.36	0.44	(0.14)	(0.45)	(0.59)	$13.51	3.54%	$26,446,449	1.22%	0.60%		1.24%	73.41%
Period Ended October 31, 2014 (h)	$13.19	0.02	0.45	0.47	–	–	–	$13.66	3.56%	$12,154,734	1.22%	0.58%		1.46%	10.45%
Year Ended July 31, 2014	$11.43	0.09	1.71	1.80	(0.04)	–	(0.04)	$13.19	15.72%	$11,954,280	1.22%	0.70%		1.34%	47.69%
Year Ended July 31, 2013	$9.17	0.10	2.25	2.35	(0.09)	–	(0.09)	$11.43	25.80%	$9,799,235	1.22%	0.96%		1.45%	63.00%
Year Ended July 31, 2012	$8.47	0.06	0.71	0.77	(0.07)	–	(0.07)	$9.17	9.12%	$3,537,695	1.23%	0.72%		1.53%	78.00%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$12.24	–	1.60	1.60	(0.03)	(0.99)	(1.02)	$12.82	13.57%	$2,856,852	1.84%	0.07%		1.95%	40.62%
Year Ended October 31, 2016	$13.04	0.02	0.09	0.11	(0.03)	(0.88)	(0.91)	$12.24	1.06%	$3,222,103	1.82%	0.17%		1.97%	59.58%
Year Ended October 31, 2015	$13.21	(0.01)	0.36	0.35	(0.07)	(0.45)	(0.52)	$13.04	2.88%	$3,397,297	1.82%	(0.04%	)	1.94%	73.41%
Period Ended October 31, 2014 (h)	$12.78	–	0.43	0.43	–	–	–	$13.21	3.36%	$1,293,302	1.82%	(0.05%	)	2.13%	10.45%
Year Ended July 31, 2014	$11.11	0.01	1.67	1.68	(0.01)	–	(0.01)	$12.78	15.09%	$1,008,150	1.82%	0.11%		1.99%	47.69%
Year Ended July 31, 2013	$8.92	0.04	2.19	2.23	(0.04)	–	(0.04)	$11.11	25.01%	$995,957	1.82%	0.36%		1.95%	63.00%
Year Ended July 31, 2012	$8.24	0.01	0.69	0.70	(0.02)	–	(0.02)	$8.92	8.47%	$765,173	1.83%	0.12%		2.03%	78.00%

Class R6 Shares (i)
Six Months Ended April 30, 2017 (Unaudited)	$12.75	0.07	1.66	1.73	(0.07)	(0.99)	(1.06)	$13.42	14.12%	$42,161,631	0.82%	1.08%		0.89%	40.62%
Year Ended October 31, 2016	$13.54	0.14	0.09	0.23	(0.14)	(0.88)	(1.02)	$12.75	2.01%	$41,887,204	0.82%	1.09%		0.92%	59.58%
Year Ended October 31, 2015	$13.71	0.11	0.38	0.49	(0.21)	(0.45)	(0.66)	$13.54	3.91%	$331,641	0.82%	0.78%		0.85%	73.41%
Period Ended October 31, 2014 (h)	$13.22	0.03	0.46	0.49	–	–	–	$13.71	3.71%	$48,247	0.82%	0.98%		1.08%	10.45%
Period Ended July 31, 2014 (j)	$11.73	0.13	1.44	1.57	(0.08)	–	(0.08)	$13.22	13.44%	$46,542	0.82%	1.12%		0.92%	47.69%

Institutional Service Class Shares (k)
Six Months Ended April 30, 2017 (Unaudited)	$12.76	0.06	1.67	1.73	(0.06)	(0.99)	(1.05)	$13.44	14.08%	$4,540,114	0.95%	0.93%		0.99%	40.62%
Year Ended October 31, 2016	$13.54	0.16	0.06	0.22	(0.12)	(0.88)	(1.00)	$12.76	1.89%	$4,145,469	0.94%	1.28%		0.94%	59.58%
Year Ended October 31, 2015	$13.71	0.14	0.34	0.48	(0.20)	(0.45)	(0.65)	$13.54	3.84%	$59,309,270	0.83%	1.06%		0.83%	73.41%
Period Ended October 31, 2014 (h)	$13.23	0.03	0.45	0.48	–	–	–	$13.71	3.63%	$52,804,909	0.97%	0.83%		1.08%	10.45%
Year Ended July 31, 2014	$11.46	0.12	1.72	1.84	(0.07)	–	(0.07)	$13.23	16.04%	$50,826,838	0.97%	0.95%		1.05%	47.69%
Year Ended July 31, 2013	$9.19	0.13	2.26	2.39	(0.12)	–	(0.12)	$11.46	26.21%	$49,991,919	0.93%	1.25%		1.20%	63.00%
Year Ended July 31, 2012	$8.49	0.09	0.70	0.79	(0.09)	–	(0.09)	$9.19	9.39%	$59,041,609	0.93%	1.02%		1.28%	78.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.
(k)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

70

Fund Overview	Nationwide HighMark Small Cap Core Fund

Asset Allocation†

Common Stocks	98.3%
Repurchase Agreement	2.5%
Investment Company	0.2%
Futures Contracts††	0.0%
Liabilities in excess of other assets	(1.0)%
100.0%

Top Industries†††

Banks	7.8%
Equity Real Estate Investment Trusts (REITs)	6.0%
Machinery	5.4%
Biotechnology	5.3%
Thrifts & Mortgage Finance	4.9%
Software	4.8%
Chemicals	4.2%
Semiconductors & Semiconductor Equipment	4.1%
Health Care Providers & Services	3.4%
Specialty Retail	3.1%
Other Industries*	51.0%
100.0%

Top Holdings†††

CACI International, Inc., Class A	1.8%
Portland General Electric Co.	1.8%
Curtiss-Wright Corp.	1.8%
SkyWest, Inc.	1.7%
PolyOne Corp.	1.6%
Radian Group, Inc.	1.6%
Magellan Health, Inc.	1.5%
Essent Group Ltd.	1.4%
Qualys, Inc.	1.4%
Advanced Energy Industries, Inc.	1.3%
Other Holdings*	84.1%
100.0%

71

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2017.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

Shareholder Expense Example	Nationwide HighMark Small Cap Core Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide HighMark Small Cap Core Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	1,196.10	7.62	1.40
	Hypothetical	(a)(b)	1,000.00	1,017.85	7.00	1.40
Class C Shares	Actual	(a)	1,000.00	1,191.70	11.74	2.16
	Hypothetical	(a)(b)	1,000.00	1,014.08	10.79	2.16
Class R6 Shares(c)	Actual	(a)	1,000.00	1,198.30	5.67	1.04
	Hypothetical	(a)(b)	1,000.00	1,019.64	5.21	1.04
Institutional Service Class Shares	Actual	(a)	1,000.00	1,198.00	6.16	1.13
	Hypothetical	(a)(b)	1,000.00	1,019.19	5.66	1.13

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

72

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide HighMark Small Cap Core Fund

Common Stocks 98.3%

	Shares	Market Value

Aerospace & Defense 2.2%
AAR Corp.	19,938	$717,569
Curtiss-Wright Corp.	35,325	3,301,474

		4,019,043

Air Freight & Logistics 0.3%
Atlas Air Worldwide Holdings, Inc.*	9,730	564,340

Airlines 1.7%
SkyWest, Inc.	82,737	3,077,816

Banks 7.9%
Bank of NT Butterfield & Son Ltd. (The)	15,962	530,736
Banner Corp.	11,649	643,025
Central Pacific Financial Corp.	22,853	714,842
Chemical Financial Corp.	50,006	2,372,785
Columbia Banking System, Inc.	40,326	1,593,280
First Busey Corp.	19,868	595,047
International Bancshares Corp.	16,916	632,658
Seacoast Banking Corp. of Florida*	29,297	708,987
Sterling Bancorp	78,407	1,822,963
Umpqua Holdings Corp.	85,397	1,508,965
United Community Banks, Inc.	53,879	1,473,591
Univest Corp. of Pennsylvania	20,798	630,179
Webster Financial Corp.	23,568	1,197,490

		14,424,548

Biotechnology 5.4%
Arena Pharmaceuticals, Inc.*	287,023	384,611
Axovant Sciences Ltd.* (a)	69,623	1,687,662
Clovis Oncology, Inc.*	21,396	1,238,614
Exact Sciences Corp.* (a)	37,187	1,115,982
FibroGen, Inc.*	40,339	1,129,492
Five Prime Therapeutics, Inc.*	17,352	604,891
Kite Pharma, Inc.*	7,887	647,365
Natera, Inc.*	47,303	428,092
REGENXBIO, Inc.*	34,284	716,536
Synergy Pharmaceuticals, Inc.*	188,461	776,459
Versartis, Inc.*	25,678	472,475
Xencor, Inc.*	25,173	646,191

		9,848,370

Building Products 1.3%
Continental Building Products, Inc.*	48,984	1,192,761
Gibraltar Industries, Inc.*	28,681	1,125,729

		2,318,490

Capital Markets 1.0%
Investment Technology Group, Inc.	27,639	550,293
OM Asset Management plc	34,165	531,607
Virtus Investment Partners, Inc.	7,488	796,723

		1,878,623

Chemicals 4.2%
Ferro Corp.*	30,254	542,152

Common Stocks (continued)

	Shares	Market Value

Chemicals (continued)
GCP Applied Technologies, Inc.*	66,883	$2,200,451
Innophos Holdings, Inc.	20,100	963,594
Koppers Holdings, Inc.*	22,570	958,096
PolyOne Corp.	77,085	3,022,503

		7,686,796

Commercial Services & Supplies 1.2%
Casella Waste Systems, Inc., Class A*	34,176	514,349
HNI Corp.	21,782	1,018,526
McGrath RentCorp	19,779	688,507

		2,221,382

Communications Equipment 1.1%
ADTRAN, Inc.	72,322	1,446,440
Finisar Corp.*	26,987	616,383

		2,062,823

Construction & Engineering 0.8%
Argan, Inc.	12,482	834,422
EMCOR Group, Inc.	9,276	609,804

		1,444,226

Consumer Finance 0.4%
Nelnet, Inc., Class A	16,008	720,520

Diversified Consumer Services 1.1%
Capella Education Co.	6,524	621,737
Strayer Education, Inc.	16,842	1,460,370

		2,082,107

Diversified Telecommunication Services 0.5%
Cincinnati Bell, Inc.*	48,431	912,924

Electric Utilities 2.8%
El Paso Electric Co.	34,817	1,796,557
Portland General Electric Co.	74,104	3,359,876

		5,156,433

Electrical Equipment 0.3%
EnerSys	6,102	507,137

Electronic Equipment, Instruments & Components 2.2%
Itron, Inc.*	11,904	771,975
Methode Electronics, Inc.	39,942	1,779,416
MTS Systems Corp.	16,376	760,665
Rogers Corp.*	7,529	775,035

		4,087,091

Energy Equipment & Services 1.3%
Archrock, Inc.	67,591	797,574
Matrix Service Co.*	38,607	453,632
TETRA Technologies, Inc.*	334,674	1,114,464

		2,365,670

73

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Equity Real Estate Investment Trusts (REITs) 6.1%
Agree Realty Corp.	31,860	$1,544,573
American Assets Trust, Inc.	12,533	536,788
First Industrial Realty Trust, Inc.	76,981	2,166,245
Hudson Pacific Properties, Inc.	29,465	1,012,417
Independence Realty Trust, Inc.	138,252	1,271,918
InfraREIT, Inc.	36,529	697,704
Lexington Realty Trust	40,791	414,845
NexPoint Residential Trust, Inc.	255	6,123
Potlatch Corp.	43,242	1,948,052
Ryman Hospitality Properties, Inc.	15,954	1,017,546
Sunstone Hotel Investors, Inc.	31,347	466,757

		11,082,968

Food & Staples Retailing 0.6%
SpartanNash Co.	28,000	1,030,400

Food Products 2.1%
AdvancePierre Foods Holdings, Inc.	42,518	1,727,081
Darling Ingredients, Inc.*	109,660	1,659,156
Fresh Del Monte Produce, Inc.	8,122	497,879

		3,884,116

Health Care Equipment & Supplies 1.2%
ICU Medical, Inc.*	3,150	484,470
Masimo Corp.*	15,868	1,630,278

		2,114,748

Health Care Providers & Services 3.4%
Chemed Corp.	2,030	408,801
CorVel Corp.*	9,396	418,122
Kindred Healthcare, Inc.	55,601	533,770
LHC Group, Inc.*	11,445	619,174
Magellan Health, Inc.*	39,670	2,729,296
Providence Service Corp. (The)*	9,182	404,008
Tivity Health, Inc.*	32,996	1,108,666

		6,221,837

Health Care Technology 0.5%
HMS Holdings Corp.*	44,934	919,799

Hotels, Restaurants & Leisure 2.6%
Bloomin’ Brands, Inc.	55,002	1,192,993
Boyd Gaming Corp.*	19,582	444,120
La Quinta Holdings, Inc.*	38,754	546,819
Planet Fitness, Inc., Class A	29,362	610,730
Ruth’s Hospitality Group, Inc.	27,627	549,777
Vail Resorts, Inc.	6,965	1,376,702

		4,721,141

Household Durables 1.6%
Beazer Homes USA, Inc.*	37,330	463,265
Helen of Troy Ltd.*	4,171	392,074
Taylor Morrison Home Corp., Class A*	87,721	2,026,355

		2,881,694

Common Stocks (continued)

	Shares	Market Value

Household Products 0.5%
Central Garden & Pet Co., Class A*	23,633	$832,591

Independent Power and Renewable Electricity Producers 0.5%
Pattern Energy Group, Inc.	38,630	850,633

Insurance 2.1%
American Equity Investment Life Holding Co.	47,662	1,130,543
Argo Group International Holdings Ltd.	17,284	1,139,880
Employers Holdings, Inc.	15,785	631,400
Navigators Group, Inc. (The)	10,960	592,388
Stewart Information Services Corp.	7,973	378,239

		3,872,450

Internet & Direct Marketing Retail 1.2%
Nutrisystem, Inc.	40,410	2,159,915

Internet Software & Services 2.8%
Amber Road, Inc.*	49,660	406,716
Bankrate, Inc.*	41,908	444,225
Bazaarvoice, Inc.*	137,172	644,708
Cornerstone OnDemand, Inc.*	20,906	821,188
GrubHub, Inc.*	13,693	588,525
LogMeIn, Inc.	16,070	1,815,910
Quotient Technology, Inc.*	38,059	414,843

		5,136,115

IT Services 2.4%
CACI International, Inc., Class A*	28,667	3,382,706
Hackett Group, Inc. (The)	25,178	499,280
ManTech International Corp., Class A	13,233	469,771

		4,351,757

Leisure Products 1.6%
Callaway Golf Co.	154,558	1,831,512
Sturm Ruger & Co., Inc. (a)	18,209	1,100,734

		2,932,246

Life Sciences Tools & Services 1.2%
Cambrex Corp.*	27,496	1,631,888
INC Research Holdings, Inc., Class A*	13,875	624,375

		2,256,263

Machinery 5.4%
Albany International Corp., Class A	19,138	932,978
Barnes Group, Inc.	39,473	2,169,831
ESCO Technologies, Inc.	9,895	582,321
Federal Signal Corp.	53,482	834,854
Harsco Corp.*	57,919	755,843
Kadant, Inc.	8,077	501,986
Lydall, Inc.*	14,651	767,712
Mueller Industries, Inc.	30,407	974,240
Mueller Water Products, Inc., Class A	45,113	507,521

74

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Machinery (continued)
SPX Corp.*	48,320	$1,162,579
Standex International Corp.	7,980	749,721

		9,939,586

Metals & Mining 0.3%
AK Steel Holding Corp.*	95,818	607,486

Mortgage Real Estate Investment Trusts (REITs) 1.2%
Capstead Mortgage Corp.	90,052	1,003,179
MTGE Investment Corp.	39,309	707,562
Redwood Trust, Inc.	23,253	396,929

		2,107,670

Oil, Gas & Consumable Fuels 2.0%
California Resources Corp.* (a)	30,718	359,401
Clean Energy Fuels Corp.*	154,283	376,451
Delek US Holdings, Inc.	48,784	1,174,231
Eclipse Resources Corp.*	228,624	459,534
Golar LNG Ltd. (a)	47,342	1,207,694

		3,577,311

Paper & Forest Products 1.4%
KapStone Paper and Packaging Corp.	81,404	1,716,810
Neenah Paper, Inc.	10,751	842,341

		2,559,151

Personal Products 0.3%
Inter Parfums, Inc.	15,310	581,015

Pharmaceuticals 2.0%
Aerie Pharmaceuticals, Inc.*	16,077	708,192
Dermira, Inc.*	15,681	534,095
Omeros Corp.*	47,215	770,548
Prestige Brands Holdings, Inc.*	8,541	490,339
Supernus Pharmaceuticals, Inc.*	35,345	1,152,247

		3,655,421

Professional Services 0.6%
ICF International, Inc.*	11,199	494,436
TrueBlue, Inc.*	22,803	623,662

		1,118,098

Real Estate Management & Development 0.2%
RE/MAX Holdings, Inc., Class A	6,830	403,995

Road & Rail 0.3%
YRC Worldwide, Inc.*	43,587	464,637

Semiconductors & Semiconductor Equipment 4.1%
Advanced Energy Industries, Inc.*	33,103	2,443,001
Ambarella, Inc.*	11,016	619,320
Rudolph Technologies, Inc.*	60,375	1,479,187
Semtech Corp.*	50,206	1,714,535
Xperi Corp.	39,105	1,313,928

		7,569,971

Common Stocks (continued)

	Shares	Market Value

Software 4.9%
ACI Worldwide, Inc.*	25,956	$557,794
HubSpot, Inc.*	13,506	905,577
Monotype Imaging Holdings, Inc.	20,496	417,094
Pegasystems, Inc.	15,848	721,876
Qualys, Inc.*	65,430	2,512,512
RealPage, Inc.*	25,463	943,404
Rubicon Project, Inc. (The)*	97,648	557,570
TiVo Corp.	117,718	2,324,931

		8,940,758

Specialty Retail 3.1%
Barnes & Noble, Inc.	48,213	412,221
Caleres, Inc.	54,645	1,574,869
Citi Trends, Inc.	21,354	401,242
Francesca’s Holdings Corp.*	33,974	536,110
Haverty Furniture Cos., Inc.	22,587	556,769
Pier 1 Imports, Inc.	90,122	607,422
Sonic Automotive, Inc., Class A	50,090	981,764
Tailored Brands, Inc.	51,876	639,631

		5,710,028

Textiles, Apparel & Luxury Goods 1.1%
Movado Group, Inc.	21,054	492,663
Oxford Industries, Inc.	14,456	838,159
Wolverine World Wide, Inc.	25,715	619,989

		1,950,811

Thrifts & Mortgage Finance 4.9%
Essent Group Ltd.*	71,599	2,649,879
MGIC Investment Corp.*	203,788	2,147,926
OceanFirst Financial Corp.	15,562	430,289
Radian Group, Inc.	170,418	2,876,656
WSFS Financial Corp.	18,597	877,778

		8,982,528

Water Utilities 0.4%
SJW Group	15,944	778,705

Total Common Stocks (cost $152,207,625)		179,574,183

Investment Company 0.2%
Money Market Fund 0.2%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 0.65% (b)(c)	394,739	394,739

Total Investment Company (cost $394,739)		394,739

75

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

Repurchase Agreement 2.5%

	Principal Amount	Market Value

Royal Bank of Canada, 0.77%, dated 04/28/17, due 05/01/17, repurchase price $4,549,661, collateralized by U.S. Treasury notes, ranging from 1.13% - 1.50%, maturing 05/31/20 - 02/28/21; total market value $4,642,219. (c)(d)	$4,549,369	$4,549,369

Total Repurchase Agreement (cost $4,549,369)		4,549,369

Total Investments
(cost $157,151,733) (e) — 101.0%		184,518,291

Liabilities in excess of other assets — (1.0)%		(1,909,811)

NET ASSETS — 100.0%		$182,608,480

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $4,818,984, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $394,739 and $4,549,369 respectively.

(b)	Represents 7-day effective yield as of April 30, 2017.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2017 was $4,944,108.

(d)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

Ltd.	Limited

plc	Public Limited Company

REIT	Real Estate Investment Trust

At April 30, 2017, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
44	Russell 2000 Mini Index	06/16/17	$3,076,480	$66,146

At April 30, 2017, the Fund has $ 147,400 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

76

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide HighMark Small Cap Core Fund
Assets:
Investments, at value* (cost $152,602,364)	$179,968,922
Repurchase agreement, at value (cost $4,549,369)	4,549,369

Total Investments, at value (total cost $157,151,733)	184,518,291

Cash	2,905,935
Deposits with broker for futures contracts	147,400
Interest and dividends receivable	24,806
Security lending income receivable	5,530
Receivable for capital shares issued	319,028
Prepaid expenses	40,435

Total Assets	187,961,425

Liabilities:
Payable for capital shares redeemed	151,294
Payable for variation margin on futures contracts	50,317
Payable upon return of securities loaned (Note 2)	4,944,108
Accrued expenses and other payables:
Investment advisory fees	130,617
Fund administration fees	23,256
Distribution fees	11,590
Administrative servicing fees	10,356
Accounting and transfer agent fees	2,570
Trustee fees	266
Custodian fees	640
Compliance program costs (Note 3)	67
Professional fees	13,292
Printing fees	11,429
Other	3,143

Total Liabilities	5,352,945

Net Assets	$182,608,480

Represented by:
Capital	$149,082,826
Accumulated undistributed net investment income	393,272
Accumulated net realized gains from investments and futures transactions	5,699,678
Net unrealized appreciation/(depreciation) from investments	27,366,558
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	66,146

Net Assets	$182,608,480

Net Assets:
Class A Shares	$21,258,029
Class C Shares	9,181,162
Class R6 Shares	81,891,483
Institutional Service Class Shares	70,277,806

Total	$182,608,480

*	Includes value of securities on loan of $4,818,984 (Note 2).

77

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide HighMark Small Cap Core Fund
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	577,927
Class C Shares	265,630
Class R6 Shares	2,175,022
Institutional Service Class Shares	1,870,832

Total	4,889,411

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$36.78
Class C Shares (b)	$34.56
Class R6 Shares	$37.65
Institutional Service Class Shares	$37.57
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$39.02

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

78

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide HighMark Small Cap Core Fund
INVESTMENT INCOME:
Dividend income	$1,283,091
Income from securities lending (Note 2)	62,888
Interest income	14,232

Total Income	1,360,211

EXPENSES:
Investment advisory fees	730,499
Fund administration fees	58,470
Distribution fees Class A	25,153
Distribution fees Class C	43,688
Administrative servicing fees Class A	11,067
Administrative servicing fees Class C	5,243
Administrative servicing fees Institutional Service Class	25,967
Registration and filing fees	25,800
Professional fees	15,369
Printing fees	9,997
Trustee fees	2,317
Custodian fees	2,613
Accounting and transfer agent fees	6,222
Compliance program costs (Note 3)	358
Other	4,176

Total Expenses	966,939

NET INVESTMENT INCOME	393,272

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	9,006,514
Net realized gains from futures transactions (Note 2)	13,684

Net realized gains from investments and futures transactions	9,020,198

Net change in unrealized appreciation/(depreciation) from investments	17,384,162
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	111,120

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	17,495,282

Net realized/unrealized gains from investments and futures transactions	26,515,480

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$26,908,752

The accompanying notes are an integral part of these financial statements.

79

Statements of Changes in Net Assets

	Nationwide HighMark Small Cap Core Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$393,272	$413,790
Net realized gains/(losses) from investments and futures transactions	9,020,198	(1,578,878)
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	17,495,282	6,856,683

Change in net assets resulting from operations	26,908,752	5,691,595

Distributions to Shareholders From:
Net investment income:
Class A	–	(26,101)
Class C	–	–
Class R6 (a)	–	(1,645)
Institutional Service Class	–	(433,730)
Net realized gains:
Class A	(26,757)	(649,976)
Class C	(12,038)	(262,681)
Class R6 (a)	(104,744)	(10,953)
Institutional Service Class	(53,316)	(3,106,918)
Return of capital:
Class A	–	(8,869)
Class R6 (a)	–	(565)
Institutional Service Class	–	(147,535)

Change in net assets from shareholder distributions	(196,855)	(4,648,973)

Change in net assets from capital transactions	22,813,884	(16,535,025)

Change in net assets	49,525,781	(15,492,403)

Net Assets:
Beginning of period	133,082,699	148,575,102

End of period	$182,608,480	$133,082,699

Accumulated undistributed net investment income at end of period	$393,272	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$2,915,766	$3,218,786
Dividends reinvested	26,245	647,781
Cost of shares redeemed	(3,602,568)	(9,639,273)

Total Class A Shares	(660,557)	(5,772,706)

Class C Shares
Proceeds from shares issued	844,751	1,045,878
Dividends reinvested	9,552	205,016
Cost of shares redeemed	(884,317)	(2,429,651)

Total Class C Shares	(30,014)	(1,178,757)

80

Statements of Changes in Net Assets (Continued)

	Nationwide HighMark Small Cap Core Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$3,798,924	$78,060,372
Dividends reinvested	54,866	13,163
Cost of shares redeemed	(9,366,639)	(9,709,839)

Total Class R6 Shares	(5,512,849)	68,363,696

Institutional Service Class Shares
Proceeds from shares issued	41,347,099	14,072,783
Dividends reinvested	47,293	2,174,714
Cost of shares redeemed	(12,377,088)	(94,194,755)

Total Institutional Service Class Shares	29,017,304	(77,947,258)

Change in net assets from capital transactions	$22,813,884	$(16,535,025)

SHARE TRANSACTIONS:
Class A Shares
Issued	82,280	112,295
Reinvested	741	22,547
Redeemed	(102,817)	(343,240)

Total Class A Shares	(19,796)	(208,398)

Class C Shares
Issued	25,168	37,279
Reinvested	286	7,515
Redeemed	(26,762)	(88,784)

Total Class C Shares	(1,308)	(43,990)

Class R6 Shares (a)
Issued	104,632	2,634,982
Reinvested	1,516	450
Redeemed	(259,125)	(318,390)

Total Class R6 Shares	(152,977)	2,317,042

Institutional Service Class Shares
Issued	1,143,124	473,209
Reinvested	1,309	74,400
Redeemed	(346,851)	(3,202,008)

Total Institutional Service Class Shares	797,582	(2,654,399)

Total change in shares	623,501	(589,745)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

81

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide HighMark Small Cap Core Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income (Loss) to Average Net Assets (e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$30.79	0.04	6.00	6.04	–	(0.05)	–	(0.05)	$36.78	19.61%		$21,258,029	1.40%	0.24%		1.40%	35.10%
Year Ended October 31, 2016	$30.22	0.03	1.40	1.43	(0.03)	(0.82)	(0.01)	(0.86)	$30.79	4.94%		$18,401,857	1.45%	0.10%		1.45%	69.62%
Year Ended October 31, 2015	$30.10	(0.05)	0.17	0.12	–	–	–	–	$30.22	0.40%		$24,362,293	1.44%	(0.17%	)	1.44%	103.94%
Period Ended October 31, 2014 (h)	$28.36	(0.05)	1.79	1.74	–	–	–	–	$30.10	6.14%	(i)	$12,469,982	1.62%	(0.64%	)	1.66%	10.30%
Year Ended July 31, 2014	$25.02	(0.19)	3.53	3.34	–	–	–	–	$28.36	13.35%	(i)	$11,588,588	1.59%	(0.69%	)	1.62%	49.64%
Year Ended July 31, 2013	$19.00	(0.05)	6.07	6.02	–	–	–	–	$25.02	31.69%		$11,549,088	1.62%	(0.22%	)	1.80%	77.00%
Year Ended July 31, 2012	$19.09	(0.05)	(0.04)	(0.09)	–	–	–	–	$19.00	(0.52%	)	$10,869,386	1.62%	(0.27%	)	1.96%	106.00%	(j)

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$29.04	(0.09)	5.66	5.57	–	(0.05)	–	(0.05)	$34.56	19.17%		$9,181,162	2.16%	(0.52%	)	2.16%	35.10%
Year Ended October 31, 2016	$28.73	(0.19)	1.32	1.13	–	(0.82)	–	(0.82)	$29.04	4.11%		$7,751,965	2.21%	(0.67%	)	2.21%	69.62%
Year Ended October 31, 2015	$28.82	(0.27)	0.18	(0.09)	–	–	–	–	$28.73	(0.31%	)	$8,931,807	2.19%	(0.91%	)	2.19%	103.94%
Period Ended October 31, 2014 (h)	$27.20	(0.09)	1.71	1.62	–	–	–	–	$28.82	5.96%	(i)	$4,312,329	2.22%	(1.24%	)	2.42%	10.30%
Year Ended July 31, 2014	$24.14	(0.35)	3.41	3.06	–	–	–	–	$27.20	12.68%	(i)	$4,030,378	2.22%	(1.32%	)	2.29%	49.64%
Year Ended July 31, 2013	$18.45	(0.17)	5.86	5.69	–	–	–	–	$24.14	30.84%		$4,395,523	2.22%	(0.82%	)	2.30%	77.00%
Year Ended July 31, 2012	$18.65	(0.16)	(0.04)	(0.20)	–	–	–	–	$18.45	(1.07%	)	$3,812,858	2.22%	(0.87%	)	2.46%	106.00%	(j)

Class R6 Shares (k)
Six Months Ended April 30, 2017 (Unaudited)	$31.46	0.11	6.13	6.24	–	(0.05)	–	(0.05)	$37.65	19.83%		$81,891,483	1.04%	0.60%		1.04%	35.10%
Year Ended October 31, 2016	$30.87	0.12	1.46	1.58	(0.13)	(0.82)	(0.04)	(0.99)	$31.46	5.33%		$73,229,275	1.09%	0.42%		1.09%	69.62%
Year Ended October 31, 2015	$30.64	0.05	0.18	0.23	–	–	–	–	$30.87	0.75%		$338,296	1.05%	0.16%		1.05%	103.94%
Period Ended October 31, 2014 (h)	$28.84	(0.02)	1.82	1.80	–	–	–	–	$30.64	6.24%	(i)	$11,672	1.22%	(0.24%	)	1.33%	10.30%
Period Ended July 31, 2014 (l)	$26.26	(0.08)	2.66	2.58	–	–	–	–	$28.84	9.82%	(i)	$10,987	1.22%	(0.34%	)	1.25%	49.64%

Institutional Service Class Shares (m)
Six Months Ended April 30, 2017 (Unaudited)	$31.40	0.10	6.12	6.22	–	(0.05)	–	(0.05)	$37.57	19.80%		$70,277,806	1.13%	0.54%		1.13%	35.10%
Year Ended October 31, 2016	$30.84	0.12	1.41	1.53	(0.11)	(0.82)	(0.04)	(0.97)	$31.40	5.20%		$33,699,602	1.16%	0.40%		1.16%	69.62%
Year Ended October 31, 2015	$30.60	0.06	0.18	0.24	–	–	–	–	$30.84	0.78%		$114,942,706	1.10%	0.18%		1.10%	103.94%
Period Ended October 31, 2014 (h)	$28.81	(0.03)	1.82	1.79	–	–	–	–	$30.60	6.21%	(i)	$74,648,581	1.33%	(0.35%	)	1.33%	10.30%
Year Ended July 31, 2014	$25.35	(0.12)	3.58	3.46	–	–	–	–	$28.81	13.65%	(i)	$69,395,173	1.33%	(0.43%	)	1.35%	49.64%
Year Ended July 31, 2013	$19.20	0.01	6.15	6.16	(0.01)	–	–	(0.01)	$25.35	32.07%		$57,898,679	1.34%	0.06%		1.56%	77.00%
Year Ended July 31, 2012	$19.24	0.01	(0.05)	(0.04)	–	–	–	–	$19.20	(0.21%	)	$46,390,420	1.33%	0.03%		1.71%	106.00%	(j)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(j)	Excludes merger activity.
(k)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(l)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.
(m)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

82

Fund Overview	Nationwide Small Company Growth Fund

Asset Allocation†

Common Stocks	97.3%
Repurchase Agreement	1.1%
Investment Company	0.1%
Short-Term Investment	0.1%
Other assets in excess of liabilities	1.4%
100.0%

Top Industries††

Software	33.2%
Health Care Equipment & Supplies	19.3%
Health Care Technology	13.4%
Machinery	6.1%
Electronic Equipment, Instruments & Components	5.5%
Chemicals	4.4%
Communications Equipment	4.2%
Biotechnology	3.9%
Life Sciences Tools & Services	3.5%
Internet Software & Services	3.4%
Other Industries*	3.1%
100.0%

Top Holdings††

ANSYS, Inc.	4.9%
Veeva Systems, Inc., Class A	4.8%
Blackbaud, Inc.	4.8%
Medidata Solutions, Inc.	4.7%
Cognex Corp.	4.6%
Neogen Corp.	4.4%
Balchem Corp.	4.3%
Tyler Technologies, Inc.	4.3%
NetScout Systems, Inc.	4.2%
ACI Worldwide, Inc.	4.0%
Other Holdings*	55.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Percentages indicated are based upon total investments as of April 30, 2017.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

83

Shareholder Expense Example	Nationwide Small Company Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Small Company Growth Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	1,167.80	6.99	1.30
	Hypothetical	(a)(b)	1,000.00	1,018.35	6.51	1.30
Institutional Service Class Shares	Actual	(a)	1,000.00	1,168.80	6.40	1.19
	Hypothetical	(a)(b)	1,000.00	1,018.89	5.96	1.19

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

84

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Small Company Growth Fund

Common Stocks 97.3%

	Shares	Market Value

Biotechnology 3.8%
Incyte Corp.*	40,313	$5,010,100
Ironwood Pharmaceuticals, Inc.*	160,739	2,623,260

		7,633,360

Chemicals 4.3%
Balchem Corp.	104,996	8,521,475

Communications Equipment 4.1%
NetScout Systems, Inc.*	218,051	8,209,620

Electronic Equipment, Instruments & Components 5.4%
Cognex Corp.	104,789	8,942,693
Dolby Laboratories, Inc., Class A	16,735	882,437
FLIR Systems, Inc.	25,112	922,364

		10,747,494

Energy Equipment & Services 0.5%
Geospace Technologies Corp.*	62,972	1,041,557

Health Care Equipment & Supplies 19.0%
Abaxis, Inc.	126,198	5,682,696
ABIOMED, Inc.*	22,466	2,927,769
Cantel Medical Corp.	104,748	7,794,299
Cardiovascular Systems, Inc.*	29,475	880,418
Endologix, Inc.* (a)	211,540	1,584,435
Inogen, Inc.*	41,499	3,439,852
Meridian Bioscience, Inc.	153,210	2,267,508
Neogen Corp.*	137,836	8,591,318
Quidel Corp.*	191,341	4,624,712

		37,793,007

Health Care Technology 13.2%
Medidata Solutions, Inc.* (a)	139,217	9,108,968
Quality Systems, Inc.*	288,844	4,118,916
Veeva Systems, Inc., Class A*	176,373	9,457,120
Vocera Communications, Inc.*	137,721	3,492,605

		26,177,609

Hotels, Restaurants & Leisure 0.8%
Zoe’s Kitchen, Inc.* (a)	91,092	1,644,211

Internet Software & Services 3.4%
NIC, Inc.	312,503	6,671,939

Life Sciences Tools & Services 3.5%
Bio-Techne Corp.	58,814	6,297,803
Bruker Corp.	25,544	623,018

		6,920,821

Machinery 6.0%
DMC Global, Inc.	77,567	1,186,775
Proto Labs, Inc.*	89,586	5,195,988

Common Stocks (continued)

	Shares	Market Value

Machinery (continued)
Sun Hydraulics Corp.	142,033	$5,516,562

		11,899,325

Semiconductors & Semiconductor Equipment 0.5%
Diodes, Inc.*	42,334	990,192

Software 32.8%
ACI Worldwide, Inc.*	363,125	7,803,556
American Software, Inc., Class A	161,125	1,767,541
ANSYS, Inc.*	87,775	9,669,294
Blackbaud, Inc. (a)	117,268	9,429,520
Ellie Mae, Inc.* (a)	59,560	6,060,826
Guidewire Software, Inc.*	99,511	6,118,931
Manhattan Associates, Inc.*	136,922	6,392,888
Nuance Communications, Inc.*	22,359	400,003
Paycom Software, Inc.* (a)	74,633	4,496,638
PROS Holdings, Inc.* (a)	180,706	4,454,403
Tyler Technologies, Inc.*	51,609	8,442,716

		65,036,316

Total Common Stocks (cost $167,017,958)		193,286,926

Investment Company 0.1%
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 0.65% (b)(c)	193,093	193,093

Total Investment Company (cost $193,093)		193,093

Short-Term Investment 0.1%
Money Market Fund 0.1%
Fidelity Investments Prime Portfolio Money Market Fund — Institutional Class, 1.02% (b)	120,999	121,047

Total Short-Term Investment (cost $121,047)		121,047

85

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Small Company Growth Fund (Continued)

Repurchase Agreement 1.1%

	Principal Amount	Market Value

Royal Bank of Canada, 0.77%, dated 04/28/17, due 05/01/17, repurchase price $2,225,539, collateralized by U.S. Treasury notes, ranging from 1.13% - 1.50%, maturing 05/31/20 - 02/28/21; total market value $2,270,815. (c)(d)	$2,225,396	$2,225,396

Total Repurchase Agreement (cost $2,225,396)		2,225,396

Total Investments (cost $169,557,494) (e) — 98.6%		195,826,462

Other assets in excess of liabilities — 1.4%		2,719,155

NET ASSETS — 100.0%		$198,545,617

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $22,198,103, which was collateralized by a money market fund and a repurchase agreement with a value of $193,093 and $2,225,396, respectively, and $20,744,803 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 06/01/17 - 05/15/43; a total value of $23,163,292.

(b)	Represents 7-day effective yield as of April 30, 2017.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2017 was $2,418,489.

(d)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

86

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Small Company Growth Fund
Assets:
Investments, at value* (cost $167,332,098)	$193,601,066
Repurchase agreement, at value (cost $2,225,396)	2,225,396

Total Investments, at value (total cost $169,557,494)	195,826,462

Cash	5,500,000
Interest and dividends receivable	3,081
Security lending income receivable	3,503
Receivable for capital shares issued	197,519
Reimbursement from investment adviser (Note 3)	2,461
Prepaid expenses	24,622

Total Assets	201,557,648

Liabilities:
Payable for investments purchased	364,121
Payable for capital shares redeemed	9,569
Payable upon return of securities loaned (Note 2)	2,418,489
Accrued expenses and other payables:
Investment advisory fees	133,497
Fund administration fees	22,544
Distribution fees	2,639
Administrative servicing fees	39,373
Accounting and transfer agent fees	518
Trustee fees	465
Custodian fees	976
Compliance program costs (Note 3)	94
Professional fees	12,825
Printing fees	2,812
Other	4,109

Total Liabilities	3,012,031

Net Assets	$198,545,617

Represented by:
Capital	$168,032,953
Accumulated distributions in excess of net investment loss	(558,206)
Accumulated net realized gains from investments	4,801,902
Net unrealized appreciation/(depreciation) from investments	26,268,968

Net Assets	$198,545,617

Net Assets:
Class A Shares	$13,436,638
Institutional Service Class Shares	185,108,979

Total	$198,545,617

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	880,232
Institutional Service Class Shares	12,026,409

Total	12,906,641

*	Includes value of securities on loan of $22,198,103 (Note 2).

87

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Small Company Growth Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$15.26
Institutional Service Class Shares	$15.39
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$16.19

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

The accompanying notes are an integral part of these financial statements.

88

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Small Company Growth Fund
INVESTMENT INCOME:
Dividend income	$539,824
Income from securities lending (Note 2)	19,397
Interest income	15,334

Total Income	574,555

EXPENSES:
Investment advisory fees	794,099
Fund administration fees	59,158
Distribution fees Class A	14,008
Administrative servicing fees Class A	6,462
Administrative servicing fees Institutional Service Class	222,331
Registration and filing fees	17,164
Professional fees	15,240
Printing fees	4,813
Trustee fees	2,745
Custodian fees	3,302
Accounting and transfer agent fees	3,607
Compliance program costs (Note 3)	423
Other	4,927

Total expenses before expenses reimbursed	1,148,279

Expenses reimbursed by adviser (Note 3)	(15,518)

Net Expenses	1,132,761

NET INVESTMENT LOSS	(558,206)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	4,951,959
Net change in unrealized appreciation/(depreciation) from investments	25,044,291

Net realized/unrealized gains from investments	29,996,250

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$29,438,044

The accompanying notes are an integral part of these financial statements.

89

Statements of Changes in Net Assets

	Nationwide Small Company Growth Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment loss	$(558,206)	$(1,154,096)
Net realized gains from investments	4,951,959	7,223,538
Net change in unrealized appreciation/(depreciation) from investments	25,044,291	1,562,329

Change in net assets resulting from operations	29,438,044	7,631,771

Distributions to Shareholders From:
Net realized gains:
Class A	(355,887)	(87,174)
Institutional Service Class	(5,743,581)	(4,313,486)

Change in net assets from shareholder distributions	(6,099,468)	(4,400,660)

Change in net assets from capital transactions	(2,964,847)	(18,868,512)

Change in net assets	20,373,729	(15,637,401)

Net Assets:
Beginning of period	178,171,888	193,809,289

End of period	$198,545,617	$178,171,888

Accumulated distributions in excess of net investment loss at end of period	$(558,206)	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$5,855,094	$7,767,695
Dividends reinvested	353,164	85,538
Cost of shares redeemed	(2,472,257)	(2,882,706)

Total Class A Shares	3,736,001	4,970,527

Institutional Service Class Shares
Proceeds from shares issued	6,454,899	17,564,654
Dividends reinvested	5,743,581	4,313,486
Cost of shares redeemed	(18,899,328)	(45,717,179)

Total Institutional Service Class Shares	(6,700,848)	(23,839,039)

Change in net assets from capital transactions	$(2,964,847)	$(18,868,512)

SHARE TRANSACTIONS:
Class A Shares
Issued	407,105	600,419
Reinvested	25,101	6,555
Redeemed	(174,017)	(234,511)

Total Class A Shares	258,189	372,463

Institutional Service Class Shares
Issued	443,018	1,362,721
Reinvested	405,048	328,521
Redeemed	(1,308,518)	(3,488,082)

Total Institutional Service Class Shares	(460,452)	(1,796,840)

Total change in shares	(202,263)	(1,424,377)

Amount designated as “–” is zero or has been rounded to zero.

The accompanying notes are an integral part of these financial statements.

90

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Small Company Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss(a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Loss to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$13.50	(0.05)	2.28	2.23	–	(0.47)	(0.47)	$15.26	16.78%	$13,436,638	1.30%	(0.74%	)	1.32%	5.67%
Year Ended October 31, 2016	$13.26	(0.11)	0.67	0.56	–	(0.32)	(0.32)	$13.50	4.31%	$8,394,865	1.33%	(0.87%	)	1.36%	14.34%
Year Ended October 31, 2015	$16.77	(0.09)	0.94	0.85	–	(4.36)	(4.36)	$13.26	7.89%	$3,308,794	1.34%	(0.72%	)	1.72%	25.26%
Year Ended October 31, 2014	$16.00	(0.12)	0.95	0.83	(0.02)	(0.04)	(0.06)	$16.77	5.22%	$1,508,497	1.26%	(0.71%	)	1.56%	10.89%
Year Ended October 31, 2013	$11.26	(0.11)	5.03	4.92	(0.03)	(0.15)	(0.18)	$16.00	44.46%	$730,412	1.20%	(0.81%	)	2.46%	4.05%
Period Ended October 31, 2012 (g)	$10.00	(0.06)	1.32	1.26	–	–	–	$11.26	12.50%	$24,561	1.19%	(0.73%	)	8.37%	9.58%

Institutional Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$13.60	(0.04)	2.30	2.26	–	(0.47)	(0.47)	$15.39	16.88%	$185,108,979	1.19%	(0.58%	)	1.21%	5.67%
Year Ended October 31, 2016	$13.34	(0.08)	0.66	0.58	–	(0.32)	(0.32)	$13.60	4.43%	$169,777,023	1.19%	(0.64%	)	1.22%	14.34%
Year Ended October 31, 2015	$16.82	(0.09)	0.97	0.88	–	(4.36)	(4.36)	$13.34	8.10%	$190,500,495	1.19%	(0.69%	)	1.33%	25.26%
Year Ended October 31, 2014	$15.99	(0.07)	0.94	0.87	–	(0.04)	(0.04)	$16.82	5.47%	$25,251,843	0.97%	(0.41%	)	1.26%	10.89%
Year Ended October 31, 2013	$11.27	(0.06)	5.01	4.95	(0.08)	(0.15)	(0.23)	$15.99	44.70%	$58,974,203	0.94%	(0.44%	)	2.12%	4.05%
Period Ended October 31, 2012 (g)	$10.00	(0.04)	1.31	1.27	–	—	—	$11.27	12.70%	$4,599,272	0.94%	(0.48%	)	7.38%	9.58%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from January 4, 2012 (commencement of operations) through October 31, 2012. Total return is calculated based on inception date of January 3, 2012 through October 31, 2012.

The accompanying notes are an integral part of these financial statements.

91

Fund Overview	Nationwide U.S. Small Cap Value Fund

Asset Allocation†

Common Stocks	99.7%
Repurchase Agreement	1.9%
Investment Company	0.2%
Rights††	0.0%
Liabilities in excess of other assets	(1.8)%
100.0%

Top Industries†††

Banks	13.4%
Insurance	7.5%
Electronic Equipment, Instruments & Components	5.1%
Machinery	4.8%
Oil, Gas & Consumable Fuels	4.4%
Energy Equipment & Services	3.8%
Specialty Retail	3.6%
Thrifts & Mortgage Finance	3.2%
Household Durables	3.1%
Construction & Engineering	2.5%
Other Industries*	48.6%
100.0%

Top Holdings†††

JetBlue Airways Corp.	0.7%
AECOM	0.7%
Arrow Electronics, Inc.	0.6%
Air Lease Corp.	0.6%
Owens Corning	0.6%
RenaissanceRe Holdings Ltd.	0.6%
Staples, Inc.	0.6%
PulteGroup, Inc.	0.5%
Toll Brothers, Inc.	0.5%
Adient plc	0.5%
Other Holdings*	94.1%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2017.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

92

Shareholder Expense Example	Nationwide U.S. Small Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide U.S. Small Cap Value Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	1,164.80	7.62	1.42
	Hypothetical	(a)(b)	1,000.00	1,017.75	7.10	1.42
Class C Shares	Actual	(a)	1,000.00	1,160.60	11.68	2.18
	Hypothetical	(a)(b)	1,000.00	1,013.98	10.89	2.18
Class R6 Shares(c)	Actual	(a)	1,000.00	1,167.20	5.75	1.07
	Hypothetical	(a)(b)	1,000.00	1,019.49	5.36	1.07
Institutional Service Class Shares	Actual	(a)	1,000.00	1,166.00	6.98	1.30
	Hypothetical	(a)(b)	1,000.00	1,018.35	6.51	1.30

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

93

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks 99.7%

	Shares	Market Value

Aerospace & Defense 2.0%
AAR Corp.	6,274	$225,801
Aerovironment, Inc.*	3,696	105,595
Arotech Corp.* (a)	6,700	21,440
Astronics Corp.*	1,102	35,826
CPI Aerostructures, Inc.*	1,172	7,266
Cubic Corp.	3,316	172,100
Curtiss-Wright Corp.	4,121	385,149
DigitalGlobe, Inc.*	13,995	450,639
Ducommun, Inc.*	2,970	87,288
Engility Holdings, Inc.*	6,445	182,716
Esterline Technologies Corp.*	4,115	376,317
KeyW Holding Corp. (The)* (a)	3,691	35,028
KLX, Inc.*	12,570	594,561
LMI Aerospace, Inc.*	2,978	41,305
Mercury Systems, Inc.*	2,612	97,637
Moog, Inc., Class A*	4,574	314,005
National Presto Industries, Inc.	640	66,784
Orbital ATK, Inc.	185	18,315
SIFCO Industries, Inc.*	425	3,442
Sparton Corp.*	553	12,315
Teledyne Technologies, Inc.*	2,268	305,794
Triumph Group, Inc.	6,994	183,243
Vectrus, Inc.*	1,011	25,720

		3,748,286

Air Freight & Logistics 0.8%
Air Transport Services Group, Inc.*	20,017	368,112
Atlas Air Worldwide Holdings, Inc.*	6,123	355,134
Echo Global Logistics, Inc.*	2,401	45,019
Forward Air Corp.	865	45,992
Hub Group, Inc., Class A*	6,776	265,280
Park-Ohio Holdings Corp.	1,819	71,578
Radiant Logistics, Inc.*	2,500	15,000
XPO Logistics, Inc.*	6,302	311,256

		1,477,371

Airlines 1.2%
Copa Holdings SA, Class A	2,686	312,704
JetBlue Airways Corp.*	58,380	1,274,435
SkyWest, Inc.	7,710	286,812
Spirit Airlines, Inc.*	8,102	464,002

		2,337,953

Auto Components 1.5%
Adient plc	12,768	939,214
American Axle & Manufacturing Holdings, Inc.*	23,898	420,366
Cooper Tire & Rubber Co.	7,747	296,710
Cooper-Standard Holdings, Inc.*	2,266	256,217
Dana, Inc.	2,181	42,355
Modine Manufacturing Co.*	11,474	138,835
Motorcar Parts of America, Inc.*	3,290	99,753
Shiloh Industries, Inc.*	3,700	45,510

Common Stocks (continued)

	Shares	Market Value

Auto Components (continued)
Spartan Motors, Inc.	8,335	$68,764
Standard Motor Products, Inc.	5,205	264,570
Stoneridge, Inc.*	2,790	54,712
Strattec Security Corp.	442	14,210
Superior Industries International, Inc.	4,675	101,681
Tower International, Inc.	3,892	105,473

		2,848,370

Automobiles 0.0%†
Winnebago Industries, Inc.	2,948	84,608

Banks 13.6%
1st Source Corp.	4,229	204,303
Allegiance Bancshares, Inc.*	827	32,294
American National Bankshares, Inc.	1,663	63,859
AmeriServ Financial, Inc.	1,800	7,290
Arrow Financial Corp.	770	26,373
Associated Banc-Corp.	27,106	674,939
Atlantic Capital Bancshares, Inc.*	1,138	22,305
Banc of California, Inc. (a)	6,828	148,168
BancFirst Corp.	1,730	166,167
Bancorp, Inc. (The)*	11,406	73,569
BancorpSouth, Inc.	6,580	200,361
Bank of Commerce Holdings	1,636	18,405
Bank of Marin Bancorp	243	15,345
Banner Corp.	6,855	378,396
Bar Harbor Bankshares	636	19,582
BCB Bancorp, Inc.	754	11,913
Berkshire Hills Bancorp, Inc.	6,787	254,513
Blue Hills Bancorp, Inc.	4,810	87,061
BNC Bancorp	1,279	42,783
Boston Private Financial Holdings, Inc.	10,941	170,680
Bridge Bancorp, Inc.	1,210	43,863
Brookline Bancorp, Inc.	17,000	247,350
Bryn Mawr Bank Corp.	2,219	95,195
C&F Financial Corp.	391	19,550
Camden National Corp.	1,876	80,199
Capital Bank Financial Corp., Class A	3,632	150,728
Capital City Bank Group, Inc.	2,801	57,729
Cascade Bancorp*	8,679	64,919
CenterState Banks, Inc.	513	12,943
Central Pacific Financial Corp.	4,036	126,246
Century Bancorp, Inc., Class A	429	27,048
Chemical Financial Corp.	9,486	450,111
Citizens & Northern Corp.	781	18,158
City Holding Co.	1,632	116,019
CNB Financial Corp.	1,639	39,156
CoBiz Financial, Inc.	1,808	29,705
Columbia Banking System, Inc.	8,517	336,507
Community Bank System, Inc.	6,142	343,645
Community Bankers Trust Corp.*	300	2,385
Community Trust Bancorp, Inc.	2,253	101,272
ConnectOne Bancorp, Inc.	4,401	97,702
CU Bancorp*	1,939	72,276

94

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
Cullen/Frost Bankers, Inc.	200	$18,878
Customers Bancorp, Inc.*	5,053	156,289
Enterprise Bancorp, Inc.	346	12,113
Enterprise Financial Services Corp.	567	23,956
Equity Bancshares, Inc., Class A*	372	11,744
Farmers Capital Bank Corp.	738	30,627
Farmers National Banc Corp.	2,478	35,435
FCB Financial Holdings, Inc., Class A*	4,285	202,466
Fidelity Southern Corp.	3,529	79,473
Financial Institutions, Inc.	2,301	77,084
First Bancorp	3,050	91,622
First BanCorp, Puerto Rico*	36,613	215,284
First Bancorp, Inc.	1,541	41,561
First Busey Corp.	1,911	57,234
First Business Financial Services, Inc.	775	20,592
First Citizens BancShares, Inc., Class A	1,295	450,738
First Commonwealth Financial Corp.	26,167	337,816
First Community Bancshares, Inc.	4,338	114,784
First Connecticut Bancorp, Inc.	1,281	34,203
First Financial Bancorp	7,651	211,550
First Financial Corp.	1,964	95,843
First Financial Northwest, Inc.	1,754	27,503
First Foundation, Inc.*	2,495	39,172
First Internet Bancorp	400	11,820
First Interstate BancSystem, Inc., Class A	2,475	93,431
First Merchants Corp.	6,505	269,177
First Midwest Bancorp, Inc.	11,294	256,487
First NBC Bank Holding Co.* (a)	1,549	4,105
First Northwest Bancorp*	900	14,814
First of Long Island Corp. (The)	390	10,608
First South Bancorp, Inc.	1,350	17,523
Flushing Financial Corp.	3,454	101,824
FNB Corp.	23,554	335,409
Franklin Financial Network, Inc.*	285	11,557
Fulton Financial Corp.	24,548	452,911
German American Bancorp, Inc.	2,407	79,142
Glacier Bancorp, Inc.	94	3,175
Great Southern Bancorp, Inc.	1,402	70,310
Great Western Bancorp, Inc.	7,742	318,970
Green Bancorp, Inc.*	5,710	102,780
Guaranty Bancorp	1,040	26,156
Hancock Holding Co.	11,310	528,177
Hanmi Financial Corp.	5,805	168,635
Heartland Financial USA, Inc.	2,678	128,544
Heritage Commerce Corp.	5,747	82,067
Heritage Financial Corp.	6,356	167,798
Hilltop Holdings, Inc.	13,855	385,308
HomeTrust Bancshares, Inc.*	3,132	78,300
Hope Bancorp, Inc.	22,147	405,512
Horizon Bancorp	1,841	49,689
IBERIABANK Corp.	6,628	525,932
Independent Bank Corp.	6,249	277,769
Independent Bank Group, Inc.	753	45,293

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
International Bancshares Corp.	15,419	$576,671
Investors Bancorp, Inc.	45,609	631,685
Lakeland Bancorp, Inc.	5,074	98,689
LCNB Corp.	700	15,505
LegacyTexas Financial Group, Inc.	5,940	224,591
Macatawa Bank Corp.	3,062	29,303
MainSource Financial Group, Inc.	4,206	143,845
MB Financial, Inc.	9,845	418,511
MBT Financial Corp.	2,346	26,275
Mercantile Bank Corp.	1,874	63,023
Merchants Bancshares, Inc.	662	32,968
MidSouth Bancorp, Inc.	770	11,743
MidWestOne Financial Group, Inc.	866	30,050
National Bank Holdings Corp., Class A	5,023	158,576
National Commerce Corp.*	342	13,235
NBT Bancorp, Inc.	5,830	222,589
Northrim BanCorp, Inc.	746	23,872
OFG Bancorp	10,783	126,161
Ohio Valley Banc Corp.	475	13,775
Old Line Bancshares, Inc.	814	22,597
Old National Bancorp	28,927	485,974
Old Second Bancorp, Inc.	1,500	18,000
Opus Bank	3,952	89,118
Pacific Continental Corp.	2,558	63,950
Pacific Premier Bancorp, Inc.*	1,173	42,873
PacWest Bancorp	16,377	808,860
Park Sterling Corp.	8,767	107,834
Peapack Gladstone Financial Corp.	2,510	80,471
Penns Woods Bancorp, Inc.	343	14,303
Peoples Bancorp of North Carolina, Inc.	645	18,279
Peoples Bancorp, Inc.	3,205	107,303
People’s United Financial, Inc.	48,771	852,029
People’s Utah Bancorp	898	23,707
Popular, Inc.	13,442	563,354
Preferred Bank	1,028	54,474
Premier Financial Bancorp, Inc.	1,163	24,923
PrivateBancorp, Inc.	4,064	234,777
Prosperity Bancshares, Inc.	9,596	644,851
QCR Holdings, Inc.	1,123	51,209
Renasant Corp.	7,223	306,255
Republic Bancorp, Inc., Class A	2,996	107,796
Republic First Bancorp, Inc.*	1,723	14,818
S&T Bancorp, Inc.	4,878	175,413
Sandy Spring Bancorp, Inc.	3,241	140,173
Seacoast Banking Corp. of Florida*	2,593	62,751
Shore Bancshares, Inc.	1,088	18,050
Sierra Bancorp	3,169	79,447
Simmons First National Corp., Class A	3,505	191,548
South State Corp.	2,895	255,194
Southern National Bancorp of Virginia, Inc.	49	892
Southside Bancshares, Inc.	2,635	91,487
Southwest Bancorp, Inc.	3,100	80,445
State Bank Financial Corp.	4,358	117,056

95

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
Stonegate Bank	1,502	$68,942
Sun Bancorp, Inc.	1,841	45,933
Synovus Financial Corp.	706	29,511
TCF Financial Corp.	23,264	384,089
Tompkins Financial Corp.	148	12,235
Towne Bank	3,620	117,469
TriCo Bancshares	2,948	104,536
TriState Capital Holdings, Inc.*	2,427	60,432
Triumph Bancorp, Inc.*	405	9,072
Trustmark Corp.	15,224	505,741
UMB Financial Corp.	192	13,918
Umpqua Holdings Corp.	32,432	573,073
Union Bankshares Corp.	8,809	301,620
United Bankshares, Inc.	11,708	467,149
United Community Banks, Inc.	8,525	233,159
United Security Bancshares*	303	2,530
Univest Corp. of Pennsylvania	2,714	82,234
Valley National Bancorp	35,343	415,634
Veritex Holdings, Inc.*	752	20,259
Washington Trust Bancorp, Inc.	605	29,766
WashingtonFirst Bankshares, Inc.	433	12,180
WesBanco, Inc.	7,462	297,062
Wintrust Financial Corp.	5,554	393,556
Zions Bancorp	1,559	62,407

		25,613,987

Beverages 0.0%†
Craft Brew Alliance, Inc.*	4,854	66,014

Biotechnology 0.4%
Achillion Pharmaceuticals, Inc.*	12,400	42,284
Acorda Therapeutics, Inc.*	3,014	48,676
AMAG Pharmaceuticals, Inc.*	887	21,643
Applied Genetic Technologies Corp.*	1,200	6,720
Aptevo Therapeutics, Inc.*	4,392	8,784
Celldex Therapeutics, Inc.* (a)	3,225	10,739
Chimerix, Inc.*	11,049	66,073
Emergent BioSolutions, Inc.*	8,385	250,796
Esperion Therapeutics, Inc.* (a)	1,580	56,485
Infinity Pharmaceuticals, Inc.*	10,638	22,872
Myriad Genetics, Inc.*	3,303	60,742
Otonomy, Inc.*	1,600	21,360
PDL BioPharma, Inc.	8,001	18,002
Zafgen, Inc.*	5,449	26,591

		661,767

Building Products 1.3%
Alpha Pro Tech Ltd.*	4,000	11,200
Armstrong Flooring, Inc.*	5,118	98,214
CSW Industrials, Inc.*	968	34,267
Gibraltar Industries, Inc.*	5,286	207,476
Griffon Corp.	10,029	240,696
Insteel Industries, Inc.	3,303	114,978

Common Stocks (continued)

	Shares	Market Value

Building Products (continued)
Owens Corning	17,664	$1,074,854
Quanex Building Products Corp.	9,127	186,191
Simpson Manufacturing Co., Inc.	6,078	253,513
Universal Forest Products, Inc.	2,814	268,146

		2,489,535

Capital Markets 0.9%
Actua Corp.*	10,205	142,870
Cowen Group, Inc., Class A*	8,777	139,554
GAIN Capital Holdings, Inc.	5,725	40,590
INTL. FCStone, Inc.*	1,985	74,140
Investment Technology Group, Inc.	4,562	90,829
Janus Capital Group, Inc.	3,400	46,444
KCG Holdings, Inc., Class A*	12,268	244,133
Legg Mason, Inc.	12,237	457,419
Oppenheimer Holdings, Inc., Class A	2,162	37,403
Piper Jaffray Cos.	700	43,820
Safeguard Scientifics, Inc.*	1,445	18,352
Stifel Financial Corp.*	8,909	435,383

		1,770,937

Chemicals 2.1%
A Schulman, Inc.	5,189	164,232
Albemarle Corp.	334	36,376
American Vanguard Corp.	5,335	89,361
Cabot Corp.	3,098	186,469
Calgon Carbon Corp.	6,409	93,251
CF Industries Holdings, Inc.	7,633	204,106
Chase Corp.	731	74,927
Core Molding Technologies, Inc.*	1,940	38,373
FutureFuel Corp.	8,088	125,040
Hawkins, Inc.	1,432	73,175
HB Fuller Co.	6,707	354,331
Huntsman Corp.	4,919	121,844
Innophos Holdings, Inc.	2,371	113,666
Innospec, Inc.	3,301	217,866
Intrepid Potash, Inc.*	16,455	29,784
KMG Chemicals, Inc.	1,610	84,606
Kraton Corp.*	4,678	153,017
Kronos Worldwide, Inc.	857	15,015
LSB Industries, Inc.* (a)	1,598	17,610
Minerals Technologies, Inc.	4,142	325,975
Olin Corp.	12,934	415,569
Platform Speciality Products Corp.*	37,747	534,875
Stepan Co.	1,399	118,635
Trecora Resources*	3,453	38,156
Tredegar Corp.	2,671	45,808
Tronox Ltd., Class A	16,163	266,851
Westlake Chemical Corp.	819	50,983

		3,989,901

96

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Commercial Services & Supplies 2.2%
ABM Industries, Inc.	14,727	$636,059
ACCO Brands Corp.*	12,778	182,086
Acme United Corp.	200	5,800
AMREP Corp.*	216	1,298
ARC Document Solutions, Inc.*	6,278	23,103
Brady Corp., Class A	575	22,396
CECO Environmental Corp.	8,373	94,531
Civeo Corp.*	13,262	39,653
Clean Harbors, Inc.*	3,895	226,338
Covanta Holding Corp.	15,953	232,116
Ennis, Inc.	3,361	59,154
Essendant, Inc.	6,917	115,514
Fuel Tech, Inc.*	2,542	2,334
Heritage-Crystal Clean, Inc.*	330	4,967
InnerWorkings, Inc.*	9,233	97,777
Intersections, Inc.*	2,144	10,506
Kimball International, Inc., Class B	2,187	38,863
Matthews International Corp., Class A	3,629	248,768
McGrath RentCorp	3,946	137,360
Mobile Mini, Inc.	9,058	259,965
NL Industries, Inc.*	3,031	24,551
SP Plus Corp.*	3,241	111,652
Steelcase, Inc., Class A	9,264	157,951
Team, Inc.*	2,594	69,779
Tetra Tech, Inc.	12,188	535,663
TRC Cos., Inc.*	2,395	41,913
UniFirst Corp.	2,083	289,954
Versar, Inc.*	2,487	3,382
Viad Corp.	5,906	266,951
Virco Manufacturing Corp.*	1,500	6,825
VSE Corp.	2,598	110,805

		4,058,014

Communications Equipment 1.4%
ADTRAN, Inc.	17,598	351,960
Applied Optoelectronics, Inc.* (a)	572	28,251
ARRIS International plc*	12,895	335,141
Aviat Networks, Inc.*	639	10,665
Bel Fuse, Inc., Class B	2,019	48,860
Black Box Corp.	3,500	34,650
Brocade Communications Systems, Inc.	11,100	139,527
Calix, Inc.*	7,346	49,218
Communications Systems, Inc.	2,369	10,210
Comtech Telecommunications Corp.	5,010	70,190
Digi International, Inc.*	6,264	77,674
EchoStar Corp., Class A*	7,808	449,429
EMCORE Corp.	3,875	34,875
Finisar Corp.*	4,821	110,112
Harmonic, Inc.*	25,726	149,211
Infinera Corp.*	6,700	66,464
KVH Industries, Inc.*	4,021	32,168
NETGEAR, Inc.*	3,709	174,879
NetScout Systems, Inc.*	9,765	367,652

Common Stocks (continued)

	Shares	Market Value

Communications Equipment (continued)
Network-1 Technologies, Inc.	3,171	$15,221
Optical Cable Corp.*	300	900
PC-Tel, Inc.	1,200	9,288
RELM Wireless Corp.	2,881	14,549
ShoreTel, Inc.*	6,179	40,472
Sonus Networks, Inc.*	4,118	31,626
TESSCO Technologies, Inc.	1,910	26,740

		2,679,932

Construction & Engineering 2.6%
AECOM*	36,604	1,252,223
Aegion Corp.*	7,640	174,345
Ameresco, Inc., Class A*	4,900	31,605
Chicago Bridge & Iron Co. NV	2,195	66,026
EMCOR Group, Inc.	4,594	302,010
Goldfield Corp. (The)*	6,069	33,076
Granite Construction, Inc.	5,233	275,831
Great Lakes Dredge & Dock Corp.*	18,191	82,769
IES Holdings, Inc.*	1,273	25,460
Jacobs Engineering Group, Inc.	9,033	496,092
KBR, Inc.	3,150	44,257
Layne Christensen Co.* (a)	4,208	33,538
MasTec, Inc.*	7,186	317,262
MYR Group, Inc.*	2,963	125,216
Northwest Pipe Co.*	2,416	33,848
NV5 Global, Inc.*	1,048	40,558
Orion Group Holdings, Inc.*	7,050	53,227
Primoris Services Corp.	5,844	134,237
Quanta Services, Inc.*	25,062	888,197
Sterling Construction Co., Inc.*	6,611	62,871
Tutor Perini Corp.*	12,467	384,607

		4,857,255

Construction Materials 0.0%†
United States Lime & Minerals, Inc.	750	59,340

Consumer Finance 1.1%
Asta Funding, Inc.*	267	2,243
Atlanticus Holdings Corp.*	1,995	5,187
Consumer Portfolio Services, Inc.*	1,523	7,417
Encore Capital Group, Inc.* (a)	2,812	93,780
Enova International, Inc.*	3,804	54,017
EZCORP, Inc., Class A*	11,789	106,690
FirstCash, Inc.	4,122	214,138
Green Dot Corp., Class A*	3,666	125,707
Navient Corp.	40,746	619,339
Nelnet, Inc., Class A	4,820	216,948
OneMain Holdings, Inc.*	3,033	70,730
PRA Group, Inc.*	1,678	54,032
Regional Management Corp.*	2,948	58,459
Santander Consumer USA Holdings, Inc.*	32,042	408,215
World Acceptance Corp.*	531	28,090

		2,064,992

97

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Containers & Packaging 0.2%
Greif, Inc., Class A	4,541	$266,193
Myers Industries, Inc.	1,609	26,227
UFP Technologies, Inc.*	423	11,294

		303,714

Distributors 0.1%
Core-Mark Holding Co., Inc.	3,305	115,741
VOXX International Corp.*	5,943	38,629
Weyco Group, Inc.	2,056	57,486

		211,856

Diversified Consumer Services 1.1%
American Public Education, Inc.*	4,019	88,820
Ascent Capital Group, Inc., Class A*	2,873	36,803
Bridgepoint Education, Inc.*	11,093	135,335
Career Education Corp.*	18,011	182,812
Carriage Services, Inc.	4,213	115,225
DeVry Education Group, Inc.	12,472	472,065
Graham Holdings Co., Class B	991	596,285
Houghton Mifflin Harcourt Co.*	8,115	93,322
K12, Inc.*	8,700	163,995
Liberty Tax, Inc.	1,516	21,300
Regis Corp.*	8,534	93,106

		1,999,068

Diversified Financial Services 0.2%
FNFV Group*	8,405	115,149
Leucadia National Corp.	1,377	34,962
Marlin Business Services Corp.	1,601	40,745
Medcath Corp.*(b)(c)	2,115	0
NewStar Financial, Inc.	8,788	94,383
On Deck Capital, Inc.* (a)	2,277	10,816
PICO Holdings, Inc.*	6,104	98,274

		394,329

Diversified Telecommunication Services 0.4%
ATN International, Inc.	2,010	139,072
Frontier Communications Corp. (a)	164,778	309,782
Hawaiian Telcom Holdco, Inc.*	2,026	51,562
IDT Corp., Class B	278	4,223
Iridium Communications, Inc.* (a)	7,904	83,782
Lumos Networks Corp.*	4,890	87,580
ORBCOMM, Inc.*	8,498	81,921
Windstream Holdings, Inc. (a)	13,831	76,347

		834,269

Electrical Equipment 0.9%
Allied Motion Technologies, Inc.	942	21,327
AZZ, Inc.	182	10,747
Babcock & Wilcox Enterprises, Inc.*	10,462	98,029
Broadwind Energy, Inc.*	2,432	22,350
Encore Wire Corp.	3,606	159,385
EnerSys	4,218	350,558

Common Stocks (continued)

	Shares	Market Value

Electrical Equipment (continued)
General Cable Corp.	6,023	$108,414
LSI Industries, Inc.	4,939	44,797
Orion Energy Systems, Inc.*	3,156	4,703
Powell Industries, Inc.	2,855	98,469
Preformed Line Products Co.	281	14,873
Regal Beloit Corp.	6,540	515,679
Thermon Group Holdings, Inc.*	8,124	166,542
Ultralife Corp.*	3,374	18,557

		1,634,430

Electronic Equipment, Instruments & Components 5.2%
Anixter International, Inc.*	4,015	327,423
Arrow Electronics, Inc.*	17,090	1,204,845
Avnet, Inc.	21,912	847,775
AVX Corp.	22,525	380,898
Benchmark Electronics, Inc.*	5,889	186,681
Coherent, Inc.*	864	186,278
Control4 Corp.*	2,827	47,776
CTS Corp.	5,478	121,064
Daktronics, Inc.	8,464	80,069
Electro Scientific Industries, Inc.*	9,391	65,549
ePlus, Inc.*	1,594	113,572
Fabrinet*	3,565	123,599
FARO Technologies, Inc.*	2,491	91,295
Flex Ltd.*	2,936	45,391
Frequency Electronics, Inc.*	900	9,450
Gerber Scientific, Inc. CVR* (c)	4,000	0
II-VI, Inc.*	6,930	229,730
Insight Enterprises, Inc.*	6,792	285,943
InvenSense, Inc.*	8,179	105,182
Iteris, Inc.*	1,700	8,993
Itron, Inc.*	186	12,062
Jabil Circuit, Inc.	23,117	670,855
KEMET Corp.*	6,837	76,643
Key Tronic Corp.*	2,680	21,092
Kimball Electronics, Inc.*	7,043	121,492
Knowles Corp.*	17,910	317,544
Methode Electronics, Inc.	2,375	105,806
Napco Security Technologies, Inc.*	1,850	19,610
Novanta, Inc.*	3,651	102,411
OSI Systems, Inc.*	2,007	155,342
PAR Technology Corp.*	1,700	14,535
Park Electrochemical Corp.	3,435	59,494
PC Connection, Inc.	3,343	96,078
PCM, Inc.*	3,273	82,480
Plexus Corp.*	5,296	275,339
Radisys Corp.*	5,568	22,328
RF Industries Ltd.	443	709
Richardson Electronics Ltd.	2,700	16,146
Rogers Corp.*	2,420	249,115
Sanmina Corp.*	17,725	660,256
ScanSource, Inc.*	5,279	208,521
SMTC Corp.*	2,189	2,758

98

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Electronic Equipment, Instruments & Components (continued)
SYNNEX Corp.	5,184	$562,101
Systemax, Inc.	3,470	45,943
Tech Data Corp.*	7,047	674,046
TTM Technologies, Inc.*	18,482	309,204
Vishay Intertechnology, Inc.	27,727	453,336
Vishay Precision Group, Inc.*	2,246	38,631
Wayside Technology Group, Inc.	200	4,210
Wireless Telecom Group, Inc.*	5,122	8,195

		9,847,795

Energy Equipment & Services 3.8%
Archrock, Inc.	13,169	155,394
Atwood Oceanics, Inc.*	15,619	122,297
Bristow Group, Inc.	8,504	113,699
CARBO Ceramics, Inc.* (a)	883	6,066
Dawson Geophysical Co.*	5,561	27,972
Diamond Offshore Drilling, Inc.* (a)	10,434	150,458
Dril-Quip, Inc.*	9,147	471,528
ENGlobal Corp.*	1,900	3,059
Ensco plc, Class A	41,562	327,924
Era Group, Inc.*	5,757	73,172
Exterran Corp.*	7,763	212,473
Forum Energy Technologies, Inc.*	29,643	500,967
Geospace Technologies Corp.*	1,817	30,053
Gulf Island Fabrication, Inc.	3,273	32,566
Helix Energy Solutions Group, Inc.*	38,978	238,545
Helmerich & Payne, Inc.	1,033	62,641
Hornbeck Offshore Services, Inc.* (a)	6,751	23,021
Independence Contract Drilling, Inc.*	8,702	40,116
Matrix Service Co.*	6,373	74,883
McDermott International, Inc.*	49,651	324,718
Mitcham Industries, Inc.*	4,242	20,150
Nabors Industries Ltd.	47,088	486,890
Natural Gas Services Group, Inc.*	3,260	89,324
Newpark Resources, Inc.*	20,825	159,311
Noble Corp. plc*	50,651	243,125
Oceaneering International, Inc.	13,878	366,240
Oil States International, Inc.*	12,046	358,369
Pacific Drilling SA* (a)	923	1,569
Parker Drilling Co.*	32,999	54,448
Patterson-UTI Energy, Inc.	11,993	259,589
PHI, Inc. (Non-Voting)*	2,915	34,193
Pioneer Energy Services Corp.*	17,077	52,085
RigNet, Inc.*	1,237	24,245
Rowan Cos. plc, Class A*	24,501	344,729
SEACOR Holdings, Inc.*	4,596	301,773
Superior Energy Services, Inc.*	27,550	332,804
Tesco Corp.*	12,165	79,681
Transocean Ltd.*	67,910	749,047
Unit Corp.*	12,129	260,652
Willbros Group, Inc.*	12,791	35,175

		7,244,951

Common Stocks (continued)

	Shares	Market Value

Food & Staples Retailing 0.8%
Andersons, Inc. (The)	6,817	$254,615
Chefs’ Warehouse, Inc. (The)*	3,154	43,052
Ingles Markets, Inc., Class A	3,941	184,045
Natural Grocers by Vitamin Cottage, Inc.*	1,319	14,430
Smart & Final Stores, Inc.* (a)	672	7,929
SpartanNash Co.	9,104	335,027
United Natural Foods, Inc.*	12,109	502,887
Village Super Market, Inc., Class A	2,253	59,457
Weis Markets, Inc.	2,786	161,059

		1,562,501

Food Products 1.9%
Alico, Inc.	847	25,368
Darling Ingredients, Inc.*	25,029	378,689
Dean Foods Co.	17,492	345,292
Farmer Brothers Co.*	772	27,406
Fresh Del Monte Produce, Inc.	10,902	668,293
Hostess Brands, Inc.*	4,738	81,209
Ingredion, Inc.	446	55,224
Inventure Foods, Inc.*	5,300	19,610
John B Sanfilippo & Son, Inc.	684	50,274
Landec Corp.*	4,091	56,251
Limoneira Co.	232	4,798
Omega Protein Corp.	4,761	95,934
Post Holdings, Inc.*	7,831	659,292
Sanderson Farms, Inc.* (c)	200	0
Sanderson Farms, Inc.	3,902	451,773
Seaboard Corp.	116	491,145
Seneca Foods Corp., Class A*	1,991	74,065

		3,484,623

Health Care Equipment & Supplies 1.2%
Analogic Corp.	1,746	125,450
AngioDynamics, Inc.*	7,567	117,440
Anika Therapeutics, Inc.*	1,538	70,948
CONMED Corp.	3,152	154,952
CryoLife, Inc.*	5,064	91,912
Exactech, Inc.*	2,345	69,529
Haemonetics Corp.*	6,780	283,946
Halyard Health, Inc.*	11,025	435,488
Integer Holdings Corp.*	6,286	231,011
Invacare Corp.	9,901	145,545
Kewaunee Scientific Corp.	92	2,139
Merit Medical Systems, Inc.*	9,850	331,945
Nuvectra Corp.*	1,248	10,209
OraSure Technologies, Inc.*	6,230	81,675
Orthofix International NV*	1,239	49,002
Photo Medex, Inc.* (b)(c)	60	0
RTI Surgical, Inc.*	9,045	36,632
SeaSpine Holdings Corp.*	1,230	9,852
Sientra, Inc.* (a)	3,042	25,553

		2,273,228

99

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Health Care Providers & Services 2.4%
Acadia Healthcare Co., Inc.* (a)	6,228	$271,416
Aceto Corp.	2,798	44,348
Addus HomeCare Corp.*	3,524	119,640
Almost Family, Inc.*	2,692	133,658
Brookdale Senior Living, Inc.*	22,235	288,833
Community Health Systems, Inc.*	5,748	49,490
Digirad Corp.	4,028	18,932
Diplomat Pharmacy, Inc.*	3,700	57,720
Ensign Group, Inc. (The)	1,248	22,402
Envision Healthcare Corp.*	6,535	366,156
Five Star Senior Living, Inc.*	2,367	4,497
Kindred Healthcare, Inc.	13,854	132,998
LHC Group, Inc.*	4,529	245,019
LifePoint Health, Inc.*	6,891	428,276
Magellan Health, Inc.*	4,270	293,776
MEDNAX, Inc.*	2,328	140,518
Molina Healthcare, Inc.*	7,217	359,334
National HealthCare Corp.	2,776	206,590
Owens & Minor, Inc.	8,102	280,734
PharMerica Corp.*	4,201	99,144
Providence Service Corp. (The)*	2,362	103,928
Quorum Health Corp.*	1,900	8,113
Select Medical Holdings Corp.*	25,585	351,794
Tivity Health, Inc.*	6,717	225,691
Triple-S Management Corp., Class B*	6,348	114,899
WellCare Health Plans, Inc.*	386	59,216

		4,427,122

Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc.*	23,510	281,414
HealthStream, Inc.*	630	17,508
HMS Holdings Corp.*	4,949	101,306
Micron Solutions, Inc.*	200	760
Omnicell, Inc.*	2,150	89,010

		489,998

Hotels, Restaurants & Leisure 1.7%
Ark Restaurants Corp.	318	8,061
BBX Capital Corp., Class A	2,636	17,925
Belmond Ltd., Class A*	20,194	250,406
Biglari Holdings, Inc.*	115	49,062
Del Frisco’s Restaurant Group, Inc.*	5,584	96,045
Del Taco Restaurants, Inc.*	8,750	115,062
Dover Motorsports, Inc.	1,000	2,050
Drive Shack, Inc.	8,368	34,141
Eldorado Resorts, Inc.* (a)	1,630	31,174
Fiesta Restaurant Group, Inc.*	1,759	42,832
ILG, Inc.	24,467	589,899
International Game Technology plc	20,777	461,249
International Speedway Corp., Class A	3,067	113,786
Intrawest Resorts Holdings, Inc.*	2,846	67,109
J Alexander’s Holdings, Inc.*	2,426	26,686
La Quinta Holdings, Inc.*	3,252	45,886

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure (continued)
Luby’s, Inc.*	3,390	$9,967
Marcus Corp. (The)	2,900	98,020
Marriott Vacations Worldwide Corp.	5,698	627,806
Monarch Casino & Resort, Inc.*	870	25,639
Potbelly Corp.*	2,874	40,092
RCI Hospitality Holdings, Inc.	1,853	30,834
Red Lion Hotels Corp.*	1,000	6,500
Red Robin Gourmet Burgers, Inc.*	2,257	132,599
Ruby Tuesday, Inc.*	16,029	40,874
Speedway Motorsports, Inc.	7,711	139,183
Wendy’s Co. (The)	1,848	27,239

		3,130,126

Household Durables 3.2%
AV Homes, Inc.*	5,292	92,875
Bassett Furniture Industries, Inc.	1,614	48,501
CalAtlantic Group, Inc.	12,730	461,081
Cavco Industries, Inc.*	2,153	255,669
Century Communities, Inc.*	4,457	121,676
CSS Industries, Inc.	1,000	26,360
Ethan Allen Interiors, Inc.	3,036	90,473
Flexsteel Industries, Inc.	1,648	87,542
Green Brick Partners, Inc.*	8,441	86,942
Helen of Troy Ltd.*	3,170	297,980
Hooker Furniture Corp.	2,384	103,585
KB Home	1,674	34,484
La-Z-Boy, Inc.	7,709	215,081
Libbey, Inc.	3,082	32,361
Lifetime Brands, Inc.	3,756	72,115
M/I Homes, Inc.*	5,099	138,489
MDC Holdings, Inc.	6,679	207,116
Meritage Homes Corp.*	7,800	303,810
NACCO Industries, Inc., Class A	939	79,486
New Home Co., Inc. (The)*	2,958	34,490
Orleans Homebuilders, Inc.* (b)(c)	1,500	0
PulteGroup, Inc.	44,678	1,012,850
Skyline Corp.*	1,050	6,468
Taylor Morrison Home Corp., Class A*	8,495	196,234
Toll Brothers, Inc.	27,110	975,689
TopBuild Corp.*	7,466	382,184
TRI Pointe Group, Inc.*	34,786	433,086
UCP, Inc., Class A*	2,000	22,900
William Lyon Homes, Class A* (a)	6,677	146,894
ZAGG, Inc.*	4,360	30,956

		5,997,377

Household Products 0.2%
Central Garden & Pet Co.* (a)	2,100	79,380
Central Garden & Pet Co., Class A*	6,139	216,277
Oil-Dri Corp. of America	461	18,758
Orchids Paper Products Co. (a)	943	22,962

		337,377

100

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Independent Power and Renewable Electricity Producers 0.6%
Calpine Corp.*	44,397	$452,850
Dynegy, Inc.*	17,327	111,239
NRG Energy, Inc.	4,896	82,742
Ormat Technologies, Inc.	7,915	467,460

		1,114,291

Industrial Conglomerates 0.0%†
Raven Industries, Inc.	2,672	82,832

Insurance 7.6%
Allied World Assurance Co. Holdings AG	12,028	638,566
Ambac Financial Group, Inc.* (c)	7,823	152,001
American Equity Investment Life Holding Co.	15,457	366,640
American Financial Group, Inc.	484	47,098
American National Insurance Co.	3,087	360,932
AmTrust Financial Services, Inc.	3,538	56,785
Argo Group International Holdings Ltd.	3,698	243,883
Aspen Insurance Holdings Ltd.	12,632	661,285
Assurant, Inc.	9,669	930,545
Assured Guaranty Ltd.	21,619	824,332
Atlas Financial Holdings, Inc.*	2,387	30,912
Axis Capital Holdings Ltd.	12,629	832,251
Baldwin & Lyons, Inc., Class B	664	16,268
Citizens, Inc.* (a)	2,376	16,751
CNO Financial Group, Inc.	26,729	563,180
Donegal Group, Inc., Class A	4,202	70,005
EMC Insurance Group, Inc.	3,160	90,629
Employers Holdings, Inc.	6,652	266,080
Enstar Group Ltd.*	1,904	370,899
FBL Financial Group, Inc., Class A	2,316	154,014
Federated National Holding Co.	2,576	41,422
First Acceptance Corp.*	3,404	3,949
First American Financial Corp.	13,650	592,546
Genworth Financial, Inc., Class A*	64,292	259,740
Global Indemnity Ltd.*	2,101	85,196
Greenlight Capital Re Ltd., Class A*	5,532	119,215
Hallmark Financial Services, Inc.*	3,425	35,997
Hanover Insurance Group, Inc. (The)	5,589	493,341
HCI Group, Inc. (a)	1,529	72,918
Heritage Insurance Holdings, Inc.	4,846	58,637
Horace Mann Educators Corp.	5,225	201,946
Independence Holding Co.	2,090	39,605
Investors Title Co.	330	58,813
James River Group Holdings Ltd.	527	22,956
Kemper Corp.	13,054	513,675
Maiden Holdings Ltd.	15,509	191,536
MBIA, Inc.*	19,615	164,766
National General Holdings Corp.	2,385	54,235
National Western Life Group, Inc., Class A	290	88,810
Navigators Group, Inc. (The)	4,410	238,360
Old Republic International Corp.	33,119	684,901
OneBeacon Insurance Group Ltd., Class A	3,831	61,104
ProAssurance Corp.	465	28,783

Common Stocks (continued)

	Shares	Market Value

Insurance (continued)
Reinsurance Group of America, Inc.	426	$53,267
RenaissanceRe Holdings Ltd.	7,493	1,065,280
Safety Insurance Group, Inc.	1,899	137,488
Selective Insurance Group, Inc.	6,707	354,130
State Auto Financial Corp.	4,807	129,164
State National Cos., Inc.	2,650	38,875
Stewart Information Services Corp.	6,243	296,168
Third Point Reinsurance Ltd.*	11,956	144,668
United Fire Group, Inc.	5,098	224,312
United Insurance Holdings Corp.	2,537	38,715
Validus Holdings Ltd.	12,025	664,742
White Mountains Insurance Group Ltd.	462	396,830

		14,349,146

Internet & Direct Marketing Retail 0.2%
1-800-Flowers.com, Inc., Class A*	6,313	67,865
EVINE Live, Inc.*	4,800	6,720
FTD Cos., Inc.*	6,539	130,780
Gaia, Inc.*	1,418	15,527
Liberty TripAdvisor Holdings, Inc., Class A*	6,734	98,990
Liberty Ventures, Series A*	329	17,716
Overstock.com, Inc.*	2,971	51,547

		389,145

Internet Software & Services 0.4%
Bankrate, Inc.*	17,230	182,638
Bazaarvoice, Inc.*	1,732	8,140
Blucora, Inc.*	8,815	162,637
BroadVision, Inc.*	530	2,226
CommerceHub, Inc., Series A*	879	14,064
Limelight Networks, Inc.*	17,301	54,325
Liquidity Services, Inc.*	7,122	55,552
Marchex, Inc., Class B*	5,787	15,683
Meet Group, Inc. (The)*	13,286	79,184
QuinStreet, Inc.*	1,905	8,534
Qumu Corp.*	1,201	3,231
RealNetworks, Inc.*	4,929	22,525
Reis, Inc.	561	10,547
RetailMeNot, Inc.*	10,401	120,652
Rightside Group Ltd.*	1,124	11,285
TechTarget, Inc.*	2,129	19,693
XO Group, Inc.*	2,505	43,963

		814,879

IT Services 1.0%
Acxiom Corp.*	7,443	215,103
Blackhawk Network Holdings, Inc.*	5,613	227,046
CACI International, Inc., Class A*	3,046	359,428
Convergys Corp.	15,127	340,509
Edgewater Technology, Inc.*	400	2,908
Everi Holdings, Inc.*	13,322	84,595
ManTech International Corp., Class A	4,865	172,707
ModusLink Global Solutions, Inc.*	4,527	7,651

101

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

IT Services (continued)
NCI, Inc., Class A*	1,153	$17,122
NeuStar, Inc., Class A*	1,584	52,589
Perficient, Inc.*	4,670	81,351
PRGX Global, Inc.*	1,900	12,445
StarTek, Inc.*	2,764	25,097
Sykes Enterprises, Inc.*	9,152	272,821
Virtusa Corp.*	1,500	46,470

		1,917,842

Leisure Products 0.2%
Black Diamond, Inc.*	3,100	16,275
Callaway Golf Co.	21,924	259,799
Escalade, Inc.	1,700	22,695
JAKKS Pacific, Inc.*	744	3,646
Johnson Outdoors, Inc., Class A	1,510	54,843
Vista Outdoor, Inc.*	4,362	85,321

		442,579

Life Sciences Tools & Services 0.2%
Harvard Bioscience, Inc.*	8,872	21,293
Luminex Corp.	5,758	108,423
VWR Corp.*	5,738	162,156

		291,872

Machinery 4.9%
Actuant Corp., Class A	6,200	169,260
AGCO Corp.	12,761	816,576
Alamo Group, Inc.	3,499	276,631
Albany International Corp., Class A	10,161	495,349
American Railcar Industries, Inc. (a)	3,321	139,316
Astec Industries, Inc.	4,756	301,293
Barnes Group, Inc.	9,200	505,724
Briggs & Stratton Corp.	10,606	265,044
Chart Industries, Inc.*	8,966	327,349
CIRCOR International, Inc.	1,486	99,131
Colfax Corp.*	20,288	821,055
Columbus McKinnon Corp.	3,789	99,006
Commercial Vehicle Group, Inc.*	5,556	49,393
DMC Global, Inc.	933	14,275
Douglas Dynamics, Inc.	1,767	56,367
Eastern Co. (The)	399	11,032
ESCO Technologies, Inc.	3,963	233,222
Federal Signal Corp.	7,769	121,274
Franklin Electric Co., Inc.	5,166	212,323
FreightCar America, Inc.	2,266	29,594
Gencor Industries, Inc.*	1,501	24,917
Gorman-Rupp Co. (The)	579	16,571
Graham Corp.	1,887	41,646
Greenbrier Cos., Inc. (The) (a)	4,948	214,991
Hardinge, Inc.	3,600	37,800
Hurco Cos., Inc.	1,343	38,947
Hyster-Yale Materials Handling, Inc.	1,542	92,690
ITT, Inc.	4,491	189,206

Common Stocks (continued)

	Shares	Market Value

Machinery (continued)
Kadant, Inc.	600	$37,290
Key Technology, Inc.*	300	3,912
LB Foster Co., Class A	2,592	36,806
LS Starrett Co. (The), Class A	690	6,762
Lydall, Inc.*	2,032	106,477
Manitowoc Co., Inc. (The)*	31,403	187,476
Miller Industries, Inc.	3,823	97,104
Mueller Industries, Inc.	7,138	228,701
NN, Inc.	6,648	183,485
Oshkosh Corp.	8,404	583,153
Perma-Pipe International Holdings, Inc.*	700	5,635
SPX FLOW, Inc.*	3,216	116,226
Supreme Industries, Inc., Class A	2,484	49,779
Terex Corp.	17,321	605,889
Titan International, Inc.	9,214	98,682
TriMas Corp.*	9,840	225,828
Trinity Industries, Inc.	25,374	682,561
Twin Disc, Inc.*	2,000	39,200
Wabash National Corp.	7,650	174,267
Watts Water Technologies, Inc., Class A	1,149	71,468
WELBILT, Inc.*	1,506	30,873

		9,271,556

Marine 0.5%
Eagle Bulk Shipping, Inc.*	1,949	9,609
Genco Shipping & Trading Ltd.*	891	10,264
Golden Ocean Group Ltd.*	585	4,458
Kirby Corp.*	9,224	651,214
Matson, Inc.	5,577	176,791

		852,336

Media 2.3%
AH Belo Corp., Class A	5,287	33,044
AMC Entertainment Holdings, Inc., Class A	8,355	253,156
Ballantyne Strong, Inc.*	3,325	20,947
Central European Media Enterprises Ltd., Class A*	5,462	22,394
Entercom Communications Corp., Class A (a)	7,952	100,593
Eros International plc* (a)	1,900	18,905
EW Scripps Co. (The), Class A*	13,975	311,363
Gannett Co., Inc.	10,347	86,501
Gray Television, Inc.*	16,712	244,831
Harte-Hanks, Inc.*	15,557	21,158
John Wiley & Sons, Inc., Class A	2,353	124,003
Madison Square Garden Co. (The), Class A*	3,282	662,209
McClatchy Co. (The), Class A*	629	6,781
Meredith Corp.	5,590	327,294
New Media Investment Group, Inc.	9,422	123,994
New York Times Co. (The), Class A	28,938	418,154
News Corp., Class A	10,215	129,935
Radio One, Inc., Class D*	7,300	21,900
Reading International, Inc., Class A*	2,433	38,271
Saga Communications, Inc., Class A	533	27,316

102

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Media (continued)
Salem Media Group, Inc.	4,000	$30,600
Scholastic Corp.	4,995	215,934
TEGNA, Inc.	23,468	597,965
Time, Inc.	19,437	295,442
Townsquare Media, Inc., Class A*	2,500	30,250
Tribune Media Co.	2,756	100,759

		4,263,699

Metals & Mining 2.4%
Allegheny Technologies, Inc. (a)	19,855	364,339
Ampco-Pittsburgh Corp.	2,015	29,318
Carpenter Technology Corp.	11,295	458,577
Century Aluminum Co.*	18,041	246,079
Commercial Metals Co.	20,152	375,633
Ferroglobe plc (c)	24,794	239,262
Friedman Industries, Inc.	1,708	10,590
Haynes International, Inc.	3,002	126,955
Hecla Mining Co.	93,097	507,379
Kaiser Aluminum Corp.	193	16,291
Materion Corp.	5,841	222,250
Olympic Steel, Inc.	2,883	65,012
Reliance Steel & Aluminum Co.	11,880	936,382
Schnitzer Steel Industries, Inc., Class A	6,789	128,312
Steel Dynamics, Inc.	2,450	88,543
Stillwater Mining Co.*	16,444	295,663
SunCoke Energy, Inc.*	13,204	121,081
Synalloy Corp.*	400	5,180
TimkenSteel Corp.*	10,405	156,907
United States Steel Corp.	2,933	65,465
Universal Stainless & Alloy Products, Inc.*	2,462	44,439
Worthington Industries, Inc.	761	33,103

		4,536,760

Multiline Retail 0.4%
Dillard’s, Inc., Class A	5,544	306,971
Fred’s, Inc., Class A (a)	9,105	134,026
JC Penney Co, Inc.* (a)	23,712	127,571
Kohl’s Corp.	5,419	211,504
Tuesday Morning Corp.*	7,030	22,847

		802,919

Oil, Gas & Consumable Fuels 4.5%
Adams Resources & Energy, Inc.	928	37,695
Alon USA Energy, Inc.	10,603	128,190
Ardmore Shipping Corp.	4,393	34,046
Bill Barrett Corp.*	16,396	62,961
Callon Petroleum Co.*	21,229	251,351
Clayton Williams Energy, Inc.* (a)(b)	2,805	350,251
Clean Energy Fuels Corp.*	22,189	54,141
Cloud Peak Energy, Inc.*	12,663	42,674
CONSOL Energy, Inc.*	31,368	476,166
Contango Oil & Gas Co.*	5,570	39,881
CVR Energy, Inc. (a)	5,163	113,018

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
Delek US Holdings, Inc.	11,550	$278,009
DHT Holdings, Inc.	10,879	52,110
Dorian LPG Ltd.*	11,872	107,917
Earthstone Energy, Inc.* (a)	1,643	22,131
Eclipse Resources Corp.*	21,243	42,699
EP Energy Corp., Class A* (a)	5,079	22,957
GasLog Ltd. (a)	1,613	22,582
Green Plains, Inc.	9,053	208,219
Hallador Energy Co.	7,101	47,506
HollyFrontier Corp.	30,939	870,624
International Seaways, Inc.*	1,112	21,495
Jones Energy, Inc., Class A* (a)	1,359	2,718
Murphy Oil Corp.	29,669	776,735
Nordic American Tankers Ltd. (a)	457	3,793
Oasis Petroleum, Inc.*	34,661	413,852
Overseas Shipholding Group, Inc., Class A*	6,948	25,291
Pacific Ethanol, Inc.*	8,749	59,493
Panhandle Oil and Gas, Inc., Class A	1,332	25,241
Par Pacific Holdings, Inc.* (a)	968	15,846
PBF Energy, Inc., Class A	23,807	531,372
PDC Energy, Inc.*	11,100	613,053
Renewable Energy Group, Inc.*	9,795	102,358
REX American Resources Corp.*	783	74,135
Rice Energy, Inc.*	25,221	536,955
RSP Permian, Inc.*	21,807	829,756
SandRidge Energy, Inc.*	1,100	20,262
Scorpio Tankers, Inc.	29,396	129,342
SemGroup Corp., Class A	8,813	293,473
Ship Finance International Ltd. (a)	8,695	122,165
Targa Resources Corp.	741	40,851
Teekay Tankers Ltd., Class A	13,319	27,304
Western Refining, Inc.	11,481	395,980
World Fuel Services Corp.	3,931	144,779

		8,471,377

Paper & Forest Products 0.9%
Boise Cascade Co.*	5,347	163,083
Clearwater Paper Corp.*	2,391	116,203
Domtar Corp.	14,206	563,268
KapStone Paper and Packaging Corp.	11,473	241,966
Mercer International, Inc.	14,400	175,680
PH Glatfelter Co.	5,201	111,873
Resolute Forest Products, Inc.*	17,540	109,625
Schweitzer-Mauduit International, Inc.	3,833	165,011

		1,646,709

Personal Products 0.1%
Inter Parfums, Inc.	3,508	133,128
Mannatech, Inc.	180	2,817
Nutraceutical International Corp.	2,121	67,236

		203,181

103

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Pharmaceuticals 0.5%
Amphastar Pharmaceuticals, Inc.*	4,541	$68,569
Cempra, Inc.* (a)	6,100	26,230
Cumberland Pharmaceuticals, Inc.*	3,851	22,452
Endo International plc*	12,570	142,921
Impax Laboratories, Inc.*	5,944	83,513
Intra-Cellular Therapies, Inc.*	5,900	81,538
Mallinckrodt plc*	2,469	115,846
Prestige Brands Holdings, Inc.*	3,391	194,677
SciClone Pharmaceuticals, Inc.*	8,431	81,359
Tetraphase Pharmaceuticals, Inc.*	8,100	64,233

		881,338

Professional Services 1.8%
Acacia Research Corp.*	12,146	66,196
CBIZ, Inc.*	11,122	175,171
CDI Corp.,CDI*	3,055	24,898
CRA International, Inc.	2,000	75,880
Franklin Covey Co.*	3,598	76,458
FTI Consulting, Inc.*	9,972	344,931
GP Strategies Corp.*	597	16,179
Heidrick & Struggles International, Inc.	4,372	93,998
Hill International, Inc.*	5,280	21,384
Hudson Global, Inc.	3,050	4,285
Huron Consulting Group, Inc.*	2,810	125,045
ICF International, Inc.*	4,340	191,611
Kelly Services, Inc., Class A	10,498	234,315
Korn/Ferry International	12,698	411,415
ManpowerGroup, Inc.	3,973	401,194
Mistras Group, Inc.*	3,848	86,580
Navigant Consulting, Inc.*	9,806	235,050
On Assignment, Inc.*	5,553	287,479
RCM Technologies, Inc.*	400	1,904
Resources Connection, Inc.	10,511	146,103
RPX Corp.*	12,413	159,383
TrueBlue, Inc.*	4,454	121,817

		3,301,276

Real Estate Management & Development 1.1%
Alexander & Baldwin, Inc.	15,951	733,906
Consolidated-Tomoka Land Co.	533	28,905
Forestar Group, Inc.*	9,267	131,128
FRP Holdings, Inc.*	468	19,984
Griffin Industrial Realty, Inc.	535	16,194
Jones Lang LaSalle, Inc.	4,152	476,899
RE/MAX Holdings, Inc., Class A	1,915	113,272
Realogy Holdings Corp.	17,910	547,150
St Joe Co. (The)*	1,439	25,182
Tejon Ranch Co.*	1,228	28,121

		2,120,741

Road & Rail 1.3%
AMERCO	222	83,130
ArcBest Corp.	6,824	180,495

Common Stocks (continued)

	Shares	Market Value

Road & Rail (continued)
Celadon Group, Inc.	6,488	$25,628
Covenant Transportation Group, Inc., Class A*	3,493	65,424
Genesee & Wyoming, Inc., Class A*	10,600	718,256
Hertz Global Holdings, Inc.*	6,839	112,775
Marten Transport Ltd.	10,182	252,514
PAM Transportation Services, Inc.*	559	10,492
Patriot Transportation Holding, Inc.*	156	3,206
Roadrunner Transportation Systems, Inc.*	9,144	61,448
Ryder System, Inc.	7,508	509,868
Saia, Inc.*	2,896	139,442
Universal Logistics Holdings, Inc.	1,445	20,158
USA Truck, Inc.*	1,450	9,729
Werner Enterprises, Inc.	8,938	244,007

		2,436,572

Semiconductors & Semiconductor Equipment 2.5%
Alpha & Omega Semiconductor Ltd.*	2,700	44,685
Amkor Technology, Inc.*	37,482	441,538
Axcelis Technologies, Inc.*	7,070	136,098
AXT, Inc.*	7,515	50,726
Brooks Automation, Inc.	20,901	527,959
Cabot Microelectronics Corp.	286	22,408
Cohu, Inc.	5,275	98,801
Cree, Inc.*	15,512	339,403
Diodes, Inc.*	9,765	228,403
Entegris, Inc.*	1,720	42,656
Exar Corp.*	9,136	118,859
FormFactor, Inc.*	7,644	84,849
GSI Technology, Inc.*	2,857	22,942
IXYS Corp.	8,247	115,046
Kulicke & Soffa Industries, Inc.*	15,103	337,099
Lattice Semiconductor Corp.*	11,476	78,725
Marvell Technology Group Ltd.	9,050	135,931
MKS Instruments, Inc.	7,481	585,388
Nanometrics, Inc.*	5,832	184,029
NeoPhotonics Corp.*	9,705	75,311
Photronics, Inc.*	12,094	139,081
Qorvo, Inc.*	42	2,857
Rambus, Inc.*	13,270	166,140
Rudolph Technologies, Inc.*	7,806	191,247
Sigma Designs, Inc.*	8,961	55,558
Ultra Clean Holdings, Inc.*	8,663	166,676
Ultratech, Inc.*	5,483	167,341
Veeco Instruments, Inc.*	2,914	96,162
Xcerra Corp.*	14,135	138,523

		4,794,441

Software 0.6%
Aware, Inc.*	1,965	9,432
BSQUARE Corp.*	700	3,675
EnerNOC, Inc.*	7,087	40,042
Rubicon Project, Inc. (The)*	3,000	17,130

104

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Software (continued)
Seachange International, Inc.*	7,775	$19,593
Synchronoss Technologies, Inc.*	4,983	79,728
Tangoe, Inc.*	1,300	8,346
TiVo Corp.	27,371	540,577
Zynga, Inc., Class A*	169,701	490,436

		1,208,959

Specialty Retail 3.7%
Aaron’s, Inc.	10,905	391,926
Abercrombie & Fitch Co., Class A (a)	5,084	60,957
American Eagle Outfitters, Inc.	26,936	379,528
America’s Car-Mart, Inc.* (a)	2,065	77,025
Ascena Retail Group, Inc.* (a)	28,140	110,027
AutoNation, Inc.*	8,478	356,076
Barnes & Noble Education, Inc.*	9,518	99,082
Barnes & Noble, Inc.	14,795	126,497
bebe stores, Inc.*	40	158
Big 5 Sporting Goods Corp.	1,914	29,476
Boot Barn Holdings, Inc.* (a)	1,263	13,400
Build-A-Bear Workshop, Inc.*	3,938	40,955
Caleres, Inc.	6,256	180,298
Cato Corp. (The), Class A	3,177	71,673
Chico’s FAS, Inc.	15,371	212,427
Children’s Place, Inc. (The)	305	35,014
Christopher & Banks Corp.*	6,160	7,577
Citi Trends, Inc.	3,932	73,882
Conn’s, Inc.* (a)	300	5,280
Destination XL Group, Inc.*	1,161	2,961
DSW, Inc., Class A	12,693	261,730
Express, Inc.*	9,099	78,524
Finish Line, Inc. (The), Class A	4,460	70,513
GameStop Corp., Class A	14,612	331,546
Genesco, Inc.*	2,777	148,014
Group 1 Automotive, Inc.	3,102	213,883
Guess?, Inc.	11,998	133,898
Haverty Furniture Cos., Inc.	3,162	77,943
Kirkland’s, Inc.*	2,678	31,493
Lithia Motors, Inc., Class A	2,584	246,901
MarineMax, Inc.*	6,233	126,842
New York & Co., Inc.*	7,295	12,183
Office Depot, Inc.	112,411	558,683
Party City Holdco, Inc.* (a)	4,007	64,112
Penske Automotive Group, Inc.	12,153	579,820
Perfumania Holdings, Inc.*	220	231
Pier 1 Imports, Inc.	17,911	120,720
Rent-A-Center, Inc. (a)	2,057	21,989
Shoe Carnival, Inc.	3,145	79,789
Sonic Automotive, Inc., Class A	4,342	85,103
Stage Stores, Inc. (a)	3,860	11,117
Staples, Inc.	108,361	1,058,687
Stein Mart, Inc.	5,769	14,249
Tandy Leather Factory, Inc.*	1,309	11,454
Tilly’s, Inc., Class A	2,890	27,628

Common Stocks (continued)

	Shares	Market Value

Specialty Retail (continued)
Trans World Entertainment Corp.*	2,150	$4,085
Vitamin Shoppe, Inc.*	3,466	66,894
West Marine, Inc.*	5,067	55,534
Zumiez, Inc.*	6,111	109,693

		6,877,477

Technology Hardware, Storage & Peripherals 0.4%
AstroNova, Inc.	765	11,399
Cray, Inc.*	3,279	58,694
Electronics For Imaging, Inc.*	5,916	270,834
Intevac, Inc.*	1,553	19,801
Stratasys Ltd.*	9,147	226,480
Super Micro Computer, Inc.*	9,631	234,996
TransAct Technologies, Inc.	1,096	9,590

		831,794

Textiles, Apparel & Luxury Goods 0.6%
Charles & Colvard Ltd.*	3,368	3,166
Culp, Inc.	958	30,752
Deckers Outdoor Corp.*	4,290	255,641
Delta Apparel, Inc.*	158	2,770
Fossil Group, Inc.* (a)	1,915	33,034
G-III Apparel Group Ltd.*	2,883	68,327
Iconix Brand Group, Inc.*	13,437	94,059
Lakeland Industries, Inc.*	200	2,130
Movado Group, Inc.	3,380	79,092
Oxford Industries, Inc.	1,161	67,315
Perry Ellis International, Inc.*	4,123	84,604
Rocky Brands, Inc.	1,932	27,434
Sequential Brands Group, Inc.* (a)	9,001	30,333
Superior Uniform Group, Inc.	1,724	31,446
Unifi, Inc.*	2,451	68,800
Vera Bradley, Inc.*	4,888	44,725
Wolverine World Wide, Inc.	12,313	296,866

		1,220,494

Thrifts & Mortgage Finance 3.3%
Astoria Financial Corp.	25,632	522,637
Atlantic Coast Financial Corp.*	235	1,826
Bank Mutual Corp.	9,867	90,776
BankFinancial Corp.	4,079	60,288
Beneficial Bancorp, Inc.	11,323	181,168
Capitol Federal Financial, Inc.	20,599	301,363
Charter Financial Corp.	2,204	40,443
Clifton Bancorp, Inc.	4,268	71,276
Dime Community Bancshares, Inc.	7,053	137,181
ESSA Bancorp, Inc.	1,116	16,885
EverBank Financial Corp.	6,946	135,447
Federal Agricultural Mortgage Corp., Class C	1,904	108,623
First Defiance Financial Corp.	1,726	92,583
First Place Financial Corp.* (b)(c)	367	0
Flagstar Bancorp, Inc.*	10,160	297,078

105

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Thrifts & Mortgage Finance (continued)
Home Bancorp, Inc.	983	$36,509
HomeStreet, Inc.*	4,550	118,300
HopFed Bancorp, Inc.	12	177
Kearny Financial Corp.	9,595	140,087
Malvern Bancorp, Inc.*	490	10,707
Meridian Bancorp, Inc.	6,397	112,267
Meta Financial Group, Inc.	1,002	85,070
Nationstar Mortgage Holdings, Inc.*	1,958	31,543
New York Community Bancorp, Inc.	26,948	358,139
NMI Holdings, Inc., Class A*	7,977	92,533
Northeast Community Bancorp, Inc.	300	2,550
Northfield Bancorp, Inc.	14,123	259,581
Northwest Bancshares, Inc.	15,617	252,058
OceanFirst Financial Corp.	2,465	68,157
Ocwen Financial Corp.* (a)	19,045	43,613
Oritani Financial Corp.	7,669	129,990
PHH Corp.*	13,100	168,990
Provident Financial Holdings, Inc.	1,703	32,749
Provident Financial Services, Inc.	11,691	300,342
Radian Group, Inc.	15,276	257,859
Riverview Bancorp, Inc.	5,811	42,188
SI Financial Group, Inc.	1,087	16,251
Southern Missouri Bancorp, Inc.	598	19,913
Territorial Bancorp, Inc.	1,453	44,970
Timberland Bancorp, Inc.	100	2,217
TrustCo Bank Corp.	11,491	91,353
United Community Financial Corp.	10,202	87,125
United Financial Bancorp, Inc.	9,052	156,328
Walker & Dunlop, Inc.*	3,965	177,830
Washington Federal, Inc.	19,993	673,764
Waterstone Financial, Inc.	5,437	103,303
Western New England Bancorp, Inc.	4,598	48,279
WSFS Financial Corp.	3,469	163,737

		6,186,053

Tobacco 0.2%
Alliance One International, Inc.*	2,540	34,925
Universal Corp.	4,775	350,724

		385,649

Trading Companies & Distributors 2.3%
Air Lease Corp.	30,765	1,173,377
Aircastle Ltd.	18,823	444,599
Beacon Roofing Supply, Inc.*	1,567	77,676
BMC Stock Holdings, Inc.*	4,430	103,219
CAI International, Inc.*	4,934	101,739
DXP Enterprises, Inc.*	1,199	43,740
GATX Corp. (a)	5,511	330,109
Houston Wire & Cable Co.	5,159	32,244
Kaman Corp.	3,299	158,385
Lawson Products, Inc.*	1,501	34,148
MRC Global, Inc.*	1,581	28,822
NOW, Inc.*	21,823	371,209

Common Stocks (continued)

	Shares	Market Value

Trading Companies & Distributors (continued)
Rush Enterprises, Inc., Class A*	6,691	$252,585
Textainer Group Holdings Ltd.	1,100	16,445
Titan Machinery, Inc.*	5,779	91,597
Triton International Ltd.	12,688	388,380
Veritiv Corp.*	3,125	161,406
WESCO International, Inc.*	7,858	478,945
Willis Lease Finance Corp.*	606	13,762

		4,302,387

Transportation Infrastructure 0.1%
Wesco Aircraft Holdings, Inc.*	17,776	215,978

Water Utilities 0.0%†
Consolidated Water Co. Ltd.	4,041	47,684

Wireless Telecommunication Services 0.4%
Shenandoah Telecommunications Co.	356	11,392
Spok Holdings, Inc.	5,414	97,181
Telephone & Data Systems, Inc.	15,174	416,678
United States Cellular Corp.*	3,403	133,330

		658,581

Total Common Stocks (cost $158,026,598)		187,901,573

Rights 0.0%†

	Number of Rights

Media 0.0%†
Media General, Inc. CVR* (b)(c)	5,993	1,857

Total Rights (cost $1,857)		1,857

Investment Company 0.2%

	Shares

Money Market Fund 0.2%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 0.65% (d)(e)	305,379	305,379

Total Investment Company (cost $305,379)		305,379

106

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Repurchase Agreement 1.9%

	Principal Amount	Market Value

Royal Bank of Canada, 0.77%, dated 04/28/17, due 05/01/17, repurchase price $3,519,719, collateralized by U.S. Treasury notes, ranging from 1.13% - 1.50%, maturing 05/31/20 - 02/28/21; total market value $3,591,324. (e)(f)	$3,519,493	$3,519,493

Total Repurchase Agreement (cost $3,519,493)		3,519,493

Total Investments (cost $161,853,327) (g) — 101.8%		191,728,302

Liabilities in excess of other assets — (1.8)%		(3,482,039)

NET ASSETS — 100.0%		$188,246,263

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $3,680,384, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $305,379 and $3,519,493 respectively.

(b)	Fair valued security.

(c)	Illiquid security.

(d)	Represents 7-day effective yield as of April 30, 2017.

(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2017 was $3,824,872.

(f)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(g)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AG	Stock Corporation

CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest

CVR	Contingent Value Rights

Ltd.	Limited
NV	Public Traded Company

plc	Public Limited Company

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

107

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund
Assets:
Investments, at value* (cost $158,333,834)	$188,208,809
Repurchase agreement, at value (cost $3,519,493)	3,519,493

Total Investments, at value (total cost $161,853,327)	191,728,302

Cash	1,427,518
Interest and dividends receivable	44,328
Security lending income receivable	3,133
Receivable for investments sold	81,808
Receivable for capital shares issued	217,820
Prepaid expenses	42,128

Total Assets	193,545,037

Liabilities:
Payable for investments purchased	1,031,914
Payable for capital shares redeemed	147,608
Payable upon return of securities loaned (Note 2)	3,824,872
Accrued expenses and other payables:
Investment advisory fees	137,223
Fund administration fees	23,415
Distribution fees	4,105
Administrative servicing fees	56,895
Accounting and transfer agent fees	2,387
Trustee fees	366
Custodian fees	96
Compliance program costs (Note 3)	77
Professional fees	18,936
Printing fees	10,835
Recoupment fees (Note 3)	36,736
Other	3,309

Total Liabilities	5,298,774

Net Assets	$188,246,263

Represented by:
Capital	$149,791,920
Accumulated distributions in excess of net investment income	(119,861)
Accumulated net realized gains from investments	8,699,229
Net unrealized appreciation/(depreciation) from investments	29,874,975

Net Assets	$188,246,263

*	Includes value of securities on loan of $3,680,384 (Note 2).

108

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund
Net Assets:
Class A Shares	$8,547,273
Class C Shares	3,178,667
Class R6 Shares	5,280,372
Institutional Service Class Shares	171,239,951

Total	$188,246,263

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	622,360
Class C Shares	245,972
Class R6 Shares	375,344
Institutional Service Class Shares	12,373,065

Total	13,616,741

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$13.73
Class C Shares (b)	$12.92
Class R6 Shares	$14.07
Institutional Service Class Shares	$13.84
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$14.57

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

109

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide U.S. Small Cap Value Fund
INVESTMENT INCOME:
Dividend income	$1,294,609
Income from securities lending (Note 2)	17,173
Interest income	3,906
Foreign tax withholding	(619)

Total Income	1,315,069

EXPENSES:
Investment advisory fees	810,197
Fund administration fees	60,388
Distribution fees Class A	11,509
Distribution fees Class C	14,203
Administrative servicing fees Class A	4,603
Administrative servicing fees Class C	1,562
Administrative servicing fees Institutional Service Class	195,177
Registration and filing fees	23,695
Professional fees	17,809
Printing fees	7,077
Trustee fees	2,602
Custodian fees	3,020
Accounting and transfer agent fees	7,750
Compliance program costs (Note 3)	404
Recoupment fees (Note 3)	36,736
Other	4,124

Total Expenses	1,200,856

NET INVESTMENT INCOME	114,213

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	8,615,665
Net change in unrealized appreciation/(depreciation) from investments	17,171,569

Net realized/unrealized gains from investments	25,787,234

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$25,901,447

The accompanying notes are an integral part of these financial statements.

110

Statements of Changes in Net Assets

	Nationwide U.S. Small Cap Value Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$114,213	$361,300
Net realized gains from investments	8,615,665	6,924,588
Net change in unrealized appreciation/(depreciation) from investments	17,171,569	(1,502,533)

Change in net assets resulting from operations	25,901,447	5,783,355

Distributions to Shareholders From:
Net investment income:
Class A	(13,316)	(28,810)
Class C	–	–
Class R6 (a)	(21,999)	(16,348)
Institutional Service Class	(300,779)	(383,752)
Net realized gains:
Class A	(419,351)	(997,150)
Class C	(116,857)	(264,902)
Class R6 (a)	(215,176)	(325,748)
Institutional Service Class	(6,226,366)	(10,868,446)

Change in net assets from shareholder distributions	(7,313,844)	(12,885,156)

Change in net assets from capital transactions	8,747,943	20,850,362

Change in net assets	27,335,546	13,748,561

Net Assets:
Beginning of period	160,910,717	147,162,156

End of period	$188,246,263	$160,910,717

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(119,861)	$102,020

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$3,151,461	$2,847,655
Dividends reinvested	347,133	826,533
Cost of shares redeemed	(3,726,755)	(6,559,906)

Total Class A Shares	(228,161)	(2,885,718)

Class C Shares
Proceeds from shares issued	747,126	433,526
Dividends reinvested	95,773	197,309
Cost of shares redeemed	(452,307)	(1,134,850)

Total Class C Shares	390,592	(504,015)

Class R6 Shares (a)
Proceeds from shares issued	934,409	2,368,744
Dividends reinvested	235,313	342,096
Cost of shares redeemed	(1,336,899)	(1,642,649)

Total Class R6 Shares	(167,177)	1,068,191

111

Statements of Changes in Net Assets (Continued)

	Nationwide U.S. Small Cap Value Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$30,281,727	$30,248,731
Dividends reinvested	6,106,709	11,005,594
Cost of shares redeemed	(27,635,747)	(18,082,421)

Total Institutional Service Class Shares	8,752,689	23,171,904

Change in net assets from capital transactions	$8,747,943	$20,850,362

SHARE TRANSACTIONS:
Class A Shares
Issued	232,728	237,435
Reinvested	25,010	72,694
Redeemed	(271,753)	(577,949)

Total Class A Shares	(14,015)	(267,820)

Class C Shares
Issued	57,247	37,545
Reinvested	7,311	18,219
Redeemed	(34,745)	(99,164)

Total Class C Shares	29,813	(43,400)

Class R6 Shares (a)
Issued	65,694	194,888
Reinvested	16,571	29,440
Redeemed	(95,151)	(132,862)

Total Class R6 Shares	(12,886)	91,466

Institutional Service Class Shares
Issued	2,167,315	2,531,258
Reinvested	436,817	961,187
Redeemed	(2,007,426)	(1,506,580)

Total Institutional Service Class Shares	596,706	1,985,865

Total change in shares	599,618	1,766,111

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

112

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide U.S. Small Cap Value Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets( d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$12.28	–	2.03	2.03	(0.02)	(0.56)	(0.58)	$13.73	16.48%		$8,547,273	1.42%	0.02%		1.42%	23.84%
Year Ended October 31, 2016	$13.01	0.02	0.36	0.38	(0.03)	(1.08)	(1.11)	$12.28	3.63%		$7,814,616	1.44%	0.19%		1.44%	27.10%
Year Ended October 31, 2015	$15.24	0.02	(0.38)	(0.36)	(0.01)	(1.86)	(1.87)	$13.01	(1.95%	)	$11,767,447	1.46%	0.17%		1.47%	26.93%
Year Ended October 31, 2014	$14.86	(0.03)	1.19	1.16	–	(0.78)	(0.78)	$15.24	7.99%		$15,415,654	1.42%	(0.22%	)	1.46%	23.65%
Year Ended October 31, 2013	$11.02	–	4.12	4.12	(0.07)	(0.21)	(0.28)	$14.86	38.22%		$14,048,236	1.39%	–		1.44%	19.48%
Year Ended October 31, 2012	$9.93	0.02	1.35	1.37	–	(0.28)	(0.28)	$11.02	14.30%		$1,737,594	1.38%	0.20%		1.49%	11.76%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$11.61	(0.05)	1.92	1.87	–	(0.56)	(0.56)	$12.92	16.06%		$3,178,667	2.18%	(0.73%	)	2.18%	23.84%
Year Ended October 31, 2016	$12.42	(0.07)	0.34	0.27	–	(1.08)	(1.08)	$11.61	2.81%		$2,509,825	2.20%	(0.59%	)	2.20%	27.10%
Year Ended October 31, 2015	$14.73	(0.07)	(0.38)	(0.45)	–	(1.86)	(1.86)	$12.42	(2.70%	)	$3,224,309	2.19%	(0.57%	)	2.20%	26.93%
Year Ended October 31, 2014	$14.48	(0.14)	1.17	1.03	–	(0.78)	(0.78)	$14.73	7.27%		$4,059,732	2.16%	(0.97%	)	2.19%	23.65%
Year Ended October 31, 2013	$10.75	(0.06)	4.00	3.94	–	(0.21)	(0.21)	$14.48	37.31%		$2,407,598	2.09%	(0.48%	)	2.14%	19.48%
Year Ended October 31, 2012	$9.76	(0.05)	1.32	1.27	–	(0.28)	(0.28)	$10.75	13.50%		$869,607	2.09%	(0.51%	)	2.20%	11.76%

Class R6 Shares (g)
Six Months Ended April 30, 2017 (Unaudited)	$12.58	0.03	2.08	2.11	(0.06)	(0.56)	(0.62)	$14.07	16.72%		$5,280,372	1.07%	0.38%		1.07%	23.84%
Year Ended October 31, 2016	$13.28	0.06	0.37	0.43	(0.05)	(1.08)	(1.13)	$12.58	3.99%		$4,883,788	1.09%	0.50%		1.09%	27.10%
Year Ended October 31, 2015	$15.50	0.07	(0.39)	(0.32)	(0.04)	(1.86)	(1.90)	$13.28	(1.64%	)	$3,942,243	1.09%	0.50%		1.09%	26.93%
Year Ended October 31, 2014	$15.05	0.02	1.21	1.23	–	(0.78)	(0.78)	$15.50	8.38%		$2,486,527	1.09%	0.10%		1.13%	23.65%
Year Ended October 31, 2013	$11.15	0.02	4.19	4.21	(0.10)	(0.21)	(0.31)	$15.05	38.68%		$1,988,395	1.09%	0.16%		1.13%	19.48%
Year Ended October 31, 2012	$10.01	0.05	1.37	1.42	–	(0.28)	(0.28)	$11.15	14.69%		$51,062	1.09%	0.49%		1.20%	11.76%

Institutional Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$12.37	0.01	2.05	2.06	(0.03)	(0.56)	(0.59)	$13.84	16.60%		$171,239,951	1.30%	0.14%		1.30%	23.84%
Year Ended October 31, 2016	$13.10	0.03	0.36	0.39	(0.04)	(1.08)	(1.12)	$12.37	3.66%		$145,702,488	1.34%	0.25%		1.34%	27.10%
Year Ended October 31, 2015	$15.32	0.04	(0.39)	(0.35)	(0.01)	(1.86)	(1.87)	$13.10	(1.82%	)	$128,228,157	1.34%	0.27%		1.34%	26.93%
Year Ended October 31, 2014	$14.92	(0.02)	1.20	1.18	–	(0.78)	(0.78)	$15.32	8.10%		$134,292,405	1.34%	(0.15%	)	1.37%	23.65%
Year Ended October 31, 2013	$11.06	0.05	4.09	4.14	(0.07)	(0.21)	(0.28)	$14.92	38.31%		$134,003,167	1.34%	0.37%		1.40%	19.48%
Year Ended October 31, 2012	$9.95	0.03	1.36	1.39	–	(0.28)	(0.28)	$11.06	14.47%		$94,130,117	1.34%	0.24%		1.45%	11.76%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

113

Fund Overview	Nationwide Ziegler Equity Income Fund

Asset Allocation†

Common Stocks	97.4%
Repurchase Agreement	3.2%
Exchange Traded Fund	1.9%
Investment Company	0.3%
Liabilities in excess of other assets	(2.8%)
100.0%

Top Industries††

Banks	12.4%
Oil, Gas & Consumable Fuels	9.8%
Pharmaceuticals	9.5%
Electric Utilities	5.7%
Insurance	4.7%
Equity Real Estate Investment Trusts (REITs)	4.6%
Hotels, Restaurants & Leisure	3.6%
Semiconductors & Semiconductor Equipment	3.4%
Communications Equipment	3.2%
Chemicals	2.9%
Other Industries*	40.2%
100.0%

Top Holdings††

JPMorgan Chase & Co.	3.8%
Exxon Mobil Corp.	3.7%
Chevron Corp.	3.3%
Cisco Systems, Inc.	3.2%
Johnson & Johnson	3.2%
Boeing Co. (The)	2.4%
Pfizer, Inc.	2.3%
Fifth Third Bancorp	2.3%
American Financial Group, Inc.	2.2%
Wells Fargo & Co.	2.0%
Other Holdings*	71.6%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Percentages indicated are based upon total investments as of April 30, 2017.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

114

Shareholder Expense Example	Nationwide Ziegler Equity Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Ziegler Equity Income Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	1,105.40	4.65	0.89
	Hypothetical	(a)(b)	1,000.00	1,020.38	4.46	0.89
Class C Shares	Actual	(a)	1,000.00	1,100.80	8.49	1.63
	Hypothetical	(a)(b)	1,000.00	1,016.71	8.15	1.63
Class R6 Shares(c)	Actual	(a)	1,000.00	1,107.50	2.87	0.55
	Hypothetical	(a)(b)	1,000.00	1,022.07	2.76	0.55
Institutional Service Class Shares	Actual	(a)	1,000.00	1,107.00	3.45	0.66
	Hypothetical	(a)(b)	1,000.00	1,021.52	3.31	0.66

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

115

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Ziegler Equity Income Fund

Common Stocks 97.4%

	Shares	Market Value

Aerospace & Defense 2.4%
Boeing Co. (The)	83,308	$15,397,818

Airlines 1.6%
Copa Holdings SA, Class A	89,947	10,471,630

Banks 12.8%
BB&T Corp.	246,678	10,651,556
Fifth Third Bancorp	602,636	14,722,397
JPMorgan Chase & Co.	286,679	24,941,073
SunTrust Banks, Inc.	177,915	10,107,351
US Bancorp	145,399	7,456,061
Wells Fargo & Co.	244,970	13,189,185

		81,067,623

Beverages 1.4%
PepsiCo, Inc.	78,635	8,907,773

Biotechnology 0.7%
AbbVie, Inc.	68,355	4,507,329

Capital Markets 2.1%
Franklin Resources, Inc.	106,046	4,571,643
Lazard Ltd., Class A	200,230	8,597,876

		13,169,519

Chemicals 2.9%
Dow Chemical Co. (The)	122,355	7,683,894
LyondellBasell Industries NV, Class A	75,406	6,391,413
Potash Corp. of Saskatchewan, Inc.	275,504	4,650,507

		18,725,814

Communications Equipment 3.3%
Cisco Systems, Inc.	617,571	21,040,644

Containers & Packaging 1.3%
International Paper Co.	148,269	8,002,078

Diversified Telecommunication Services 2.6%
AT&T, Inc.	125,499	4,973,525
CenturyLink, Inc. (a)	148,243	3,805,398
Verizon Communications, Inc.	163,982	7,528,414

		16,307,337

Electric Utilities 5.8%
Edison International	158,480	12,673,646
Entergy Corp.	58,634	4,471,429
FirstEnergy Corp.	289,045	8,654,007
PPL Corp.	292,503	11,147,289

		36,946,371

Electrical Equipment 1.8%
Eaton Corp. plc	149,844	11,334,200

Common Stocks (continued)

	Shares	Market Value

Energy Equipment & Services 1.7%
Helmerich & Payne, Inc.	174,470	$10,579,861

Equity Real Estate Investment Trusts (REITs) 4.7%
Duke Realty Corp.	235,566	6,532,245
Host Hotels & Resorts, Inc.	412,756	7,408,970
Macerich Co. (The)	126,283	7,883,848
Weingarten Realty Investors	249,101	8,163,040

		29,988,103

Food & Staples Retailing 2.0%
Wal-Mart Stores, Inc.	165,540	12,445,297

Health Care Equipment & Supplies 1.1%
Abbott Laboratories	166,360	7,259,950

Hotels, Restaurants & Leisure 3.7%
Carnival Corp.	181,695	11,223,300
Darden Restaurants, Inc.	59,967	5,108,589
Las Vegas Sands Corp.	125,921	7,428,080

		23,759,969

Household Products 2.0%
Kimberly-Clark Corp.	48,716	6,320,901
Procter & Gamble Co. (The)	69,559	6,074,587

		12,395,488

Industrial Conglomerates 1.3%
General Electric Co.	277,837	8,054,494

Insurance 4.9%
Aflac, Inc.	124,423	9,316,794
American Financial Group, Inc.	148,276	14,428,738
MetLife, Inc.	138,716	7,186,876

		30,932,408

IT Services 0.8%
Leidos Holdings, Inc.	97,643	5,141,880

Machinery 1.3%
Caterpillar, Inc.	78,372	8,014,321

Media 1.6%
Regal Entertainment Group, Class A	464,696	10,255,841

Mortgage Real Estate Investment Trusts (REITs) 1.8%
Annaly Capital Management, Inc.	416,109	4,914,247
Chimera Investment Corp.	330,528	6,729,550

		11,643,797

Multi-Utilities 1.8%
Ameren Corp.	205,993	11,265,757

116

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Ziegler Equity Income Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels 10.0%
Chevron Corp.	203,182	$21,679,519
Exxon Mobil Corp.	296,432	24,203,673
Royal Dutch Shell plc, Class B,ADR-NL (a)	191,474	10,362,573
Valero Energy Corp.	114,090	7,371,355

		63,617,120

Pharmaceuticals 9.8%
Eli Lilly & Co.	73,850	6,060,131
GlaxoSmithKline plc,ADR-UK	274,858	11,241,692
Johnson & Johnson	169,518	20,930,388
Merck & Co., Inc.	146,421	9,126,421
Pfizer, Inc.	440,485	14,941,251

		62,299,883

Semiconductors & Semiconductor Equipment 3.5%
Intel Corp.	230,019	8,315,187
Maxim Integrated Products, Inc.	165,889	7,323,999
QUALCOMM, Inc.	123,962	6,661,718

		22,300,904

Software 2.9%
Microsoft Corp.	162,343	11,114,002
Oracle Corp.	166,828	7,500,587

		18,614,589

Technology Hardware, Storage & Peripherals 2.0%
Apple, Inc.	42,613	6,121,357
Seagate Technology plc	153,481	6,466,155

		12,587,512

Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc.	143,623	5,657,310

Trading Companies & Distributors 0.9%
GATX Corp. (a)	100,263	6,005,754

Total Common Stocks (cost $541,172,421)		618,698,374

Exchange Traded Fund 1.9%
Exchange Traded Fund 1.9%
Vanguard Value ETF	127,578	12,163,286

Total Exchange Traded Fund (cost $11,988,425)		12,163,286

Investment Company 0.3%

	Shares	Market Value

Money Market Fund 0.3%
Fidelity Institutional Investments Money Market Government Fund — Institutional Class, 0.65% (b)(c)	1,756,544	$1,756,544

Total Investment Company (cost $1,756,544)		1,756,544

Repurchase Agreement 3.2%

	Principal Amount

Royal Bank of Canada, 0.77%, dated 04/28/17, due 05/01/17, repurchase price $20,245,485, collateralized by U.S. Treasury notes, ranging from 1.13% - 1.50%, maturing 05/31/20 - 02/28/21; total market value $20,657,357. (c)(d)	$20,244,186	20,244,186

Total Repurchase Agreement (cost $20,244,186)		20,244,186

Total Investments (cost $575,161,576) (e) — 102.8%		652,862,390

Liabilities in excess of other assets — (2.8)%		(17,593,713)

NET ASSETS — 100.0%		$635,268,677

(a)	The security or a portion of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $21,439,587, which was collateralized by a money market fund and a repurchase agreement with a value of $1,756,544 and $20,244,186, respectively.

(b)	Represents 7-day effective yield as of April 30, 2017.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2017 was $22,000,730.

(d)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

117

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Ziegler Equity Income Fund (Continued)

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

Ltd.	Limited

NL	Netherlands

NV	Public Traded Company

plc	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

UK	United Kingdom

The accompanying notes are an integral part of these financial statements.

118

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Ziegler Equity Income Fund
Assets:
Investments, at value* (cost $554,917,390)	$632,618,204
Repurchase agreement, at value (cost $20,244,186)	20,244,186

Total Investments, at value (total cost $575,161,576)	652,862,390

Cash	1,267,218
Interest and dividends receivable	969,573
Security lending income receivable	8,005
Receivable for investments sold	2,249,538
Receivable for capital shares issued	243,762
Prepaid expenses	49,553

Total Assets	657,650,039

Liabilities:
Payable for capital shares redeemed	17
Payable upon return of securities loaned (Note 2)	22,000,730
Accrued expenses and other payables:
Investment advisory fees	302,436
Fund administration fees	35,698
Distribution fees	10,355
Administrative servicing fees	4,386
Accounting and transfer agent fees	2,740
Trustee fees	1,763
Custodian fees	1
Compliance program costs (Note 3)	380
Professional fees	11,749
Printing fees	6,295
Other	4,812

Total Liabilities	22,381,362

Net Assets	$635,268,677

Represented by:
Capital	$542,158,323
Accumulated undistributed net investment income	883,385
Accumulated net realized gains from investments	14,526,155
Net unrealized appreciation/(depreciation) from investments	77,700,814

Net Assets	$635,268,677

*	Includes value of securities on loan of $21,439,587 (Note 2).

119

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Ziegler Equity Income Fund
Net Assets:
Class A Shares	$19,340,901
Class C Shares	7,750,383
Class R6 Shares	596,643,228
Institutional Service Class Shares	11,534,165

Total	$635,268,677

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,317,329
Class C Shares	532,512
Class R6 Shares	40,479,917
Institutional Service Class Shares	782,719

Total	43,112,477

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$14.68
Class C Shares (b)	$14.55
Class R6 Shares	$14.74
Institutional Service Class Shares	$14.74
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$15.58

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

120

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Ziegler Equity Income Fund
INVESTMENT INCOME:
Dividend income	$13,593,852
Interest income	7,058
Income from securities lending (Note 2)	940

Total Income	13,601,850

EXPENSES:
Investment advisory fees	1,835,255
Fund administration fees	126,240
Distribution fees Class A	23,725
Distribution fees Class C	37,220
Administrative servicing fees Class A	8,541
Administrative servicing fees Class C	2,978
Administrative servicing fees Institutional Service Class	6,926
Registration and filing fees	25,222
Professional fees	24,144
Printing fees	5,525
Trustee fees	10,858
Custodian fees	12,545
Accounting and transfer agent fees	8,177
Compliance program costs (Note 3)	1,671
Other	11,290

Total Expenses	2,140,317

NET INVESTMENT INCOME	11,461,533

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	30,237,068
Net change in unrealized appreciation/(depreciation) from investments	35,861,080

Net realized/unrealized gains from investments	66,098,148

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$77,559,681

The accompanying notes are an integral part of these financial statements.

121

Statements of Changes in Net Assets

	Nationwide Ziegler Equity Income Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$11,461,533	$19,063,394
Net realized gains/(losses) from investments	30,237,068	(14,737,829)
Net change in unrealized appreciation/(depreciation) from investments	35,861,080	30,429,372

Change in net assets resulting from operations	77,559,681	34,754,937

Distributions to Shareholders From:
Net investment income:
Class A	(299,311)	(463,857)
Class C	(90,041)	(120,888)
Class R6 (a)	(12,167,042)	(15,962,392)
Institutional Service Class	(213,248)	(306,077)
Net realized gains:
Class A	(5,562)	(323,732)
Class C	(2,159)	(119,008)
Class R6 (a)	(205,516)	(7,209,187)
Institutional Service Class	(3,625)	(179,824)

Change in net assets from shareholder distributions	(12,986,504)	(24,684,965)

Change in net assets from capital transactions	(159,212,784)	217,201,091

Change in net assets	(94,639,607)	227,271,063

Net Assets:
Beginning of period	729,908,284	502,637,221

End of period	$635,268,677	$729,908,284

Accumulated undistributed net investment income at end of period	$883,385	$2,191,494

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$1,747,784	$2,609,848
Dividends reinvested	281,590	735,856
Cost of shares redeemed	(2,465,321)	(5,861,836)

Total Class A Shares	(435,947)	(2,516,132)

Class C Shares
Proceeds from shares issued	1,348,243	2,083,668
Dividends reinvested	81,952	224,922
Cost of shares redeemed	(1,085,260)	(2,857,546)

Total Class C Shares	344,935	(548,956)

Class R6 Shares (a)
Proceeds from shares issued	25,759,725	249,305,968
Dividends reinvested	12,354,864	23,158,127
Cost of shares redeemed	(195,485,827)	(53,101,695)

Total Class R6 Shares	(157,371,238)	219,362,400

122

Statements of Changes in Net Assets (Continued)

	Nationwide Ziegler Equity Income Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$2,379,636	$3,825,801
Dividends reinvested	195,189	426,557
Cost of shares redeemed	(4,325,359)	(3,348,579)

Total Institutional Service Class Shares	(1,750,534)	903,779

Change in net assets from capital transactions	$(159,212,784)	$217,201,091

SHARE TRANSACTIONS:
Class A Shares
Issued	120,898	194,551
Reinvested	19,383	56,035
Redeemed	(171,732)	(442,037)

Total Class A Shares	(31,451)	(191,451)

Class C Shares
Issued	94,956	158,012
Reinvested	5,685	17,290
Redeemed	(76,091)	(218,440)

Total Class C Shares	24,550	(43,138)

Class R6 Shares (a)
Issued	1,745,492	19,025,753
Reinvested	847,163	1,749,182
Redeemed	(13,258,143)	(3,934,009)

Total Class R6 Shares	(10,665,488)	16,840,926

Institutional Service Class Shares
Issued	164,539	287,605
Reinvested	13,387	32,319
Redeemed	(298,915)	(251,048)

Total Institutional Service Class Shares	(120,989)	68,876

Total change in shares	(10,793,378)	16,675,213

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

123

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Ziegler Equity Income Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$13.49	0.19	1.22	1.41	(0.22)	–	(0.22)	$14.68	10.54%	$19,340,901	0.89%	2.72%	0.89%	29.30%
Year Ended October 31, 2016	$13.46	0.37	0.19	0.56	(0.32)	(0.21)	(0.53)	$13.49	4.35%	$18,197,057	0.91%	2.80%	0.91%	47.93%
Year Ended October 31, 2015	$13.87	0.31	(0.22)	0.09	(0.38)	(0.12)	(0.50)	$13.46	0.78%	$20,726,341	0.93%	2.29%	0.93%	56.34%
Period Ended October 31, 2014 (h)	$13.37	0.06	0.45	0.51	(0.01)	–	(0.01)	$13.87	3.79%	$23,396,375	1.00%	1.73%	1.00%	1.89%
Year Ended July 31, 2014	$12.01	0.25	1.27	1.52	(0.16)	–	(0.16)	$13.37	12.69%	$24,092,166	1.06%	1.94%	1.12%	46.23%
Year Ended July 31, 2013	$10.12	0.24	1.91	2.15	(0.26)	–	(0.26)	$12.01	21.57%	$19,218,955	1.15%	2.23%	1.76%	69.00%
Year Ended July 31, 2012	$9.18	0.24	0.94	1.18	(0.24)	–	(0.24)	$10.12	13.12%	$11,518,605	1.15%	2.60%	1.90%	79.00%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$13.38	0.14	1.20	1.34	(0.17)	–	(0.17)	$14.55	10.08%	$7,750,383	1.63%	1.96%	1.63%	29.30%
Year Ended October 31, 2016	$13.35	0.27	0.19	0.46	(0.22)	(0.21)	(0.43)	$13.38	3.62%	$6,794,975	1.65%	2.07%	1.65%	47.93%
Year Ended October 31, 2015	$13.76	0.21	(0.22)	(0.01)	(0.28)	(0.12)	(0.40)	$13.35	0.05%	$7,355,755	1.67%	1.55%	1.67%	56.34%
Period Ended October 31, 2014 (h)	$13.29	0.03	0.44	0.47	–	–	–	$13.76	3.54%	$6,346,237	1.70%	1.03%	1.70%	1.89%
Year Ended July 31, 2014	$11.94	0.16	1.27	1.43	(0.08)	–	(0.08)	$13.29	12.00%	$6,126,678	1.75%	1.25%	1.80%	46.23%
Year Ended July 31, 2013	$10.07	0.18	1.89	2.07	(0.20)	–	(0.20)	$11.94	20.79%	$4,504,018	1.75%	1.63%	2.26%	69.00%
Year Ended July 31, 2012	$9.14	0.19	0.93	1.12	(0.19)	–	(0.19)	$10.07	12.40%	$2,673,144	1.75%	2.00%	2.40%	79.00%

Class R6 Shares(i)
Six Months Ended April 30, 2017 (Unaudited)	$13.54	0.22	1.23	1.45	(0.25)	–	(0.25)	$14.74	10.75%	$596,643,228	0.55%	3.08%	0.55%	29.30%
Year Ended October 31, 2016	$13.51	0.41	0.20	0.61	(0.37)	(0.21)	(0.58)	$13.54	4.69%	$692,679,903	0.57%	3.09%	0.57%	47.93%
Year Ended October 31, 2015	$13.92	0.36	(0.22)	0.14	(0.43)	(0.12)	(0.55)	$13.51	1.13%	$463,282,131	0.59%	2.64%	0.59%	56.34%
Period Ended October 31, 2014 (h)	$13.42	0.07	0.45	0.52	(0.02)	–	(0.02)	$13.92	3.84%	$321,305,013	0.64%	2.09%	0.64%	1.89%
Period Ended July 31, 2014 (j)	$12.15	0.27	1.20	1.47	(0.20)	–	(0.20)	$13.42	12.19%	$309,242,204	0.66%	2.33%	0.66%	45.97%

Institutional Service Class Shares(k)
Six Months Ended April 30, 2017 (Unaudited)	$13.54	0.21	1.23	1.44	(0.24)	–	(0.24)	$14.74	10.70%	$11,534,165	0.66%	2.98%	0.66%	29.30%
Year Ended October 31, 2016	$13.50	0.40	0.20	0.60	(0.35)	(0.21)	(0.56)	$13.54	4.65%	$12,236,349	0.68%	3.00%	0.68%	47.93%
Year Ended October 31, 2015	$13.92	0.34	(0.23)	0.11	(0.41)	(0.12)	(0.53)	$13.50	0.94%	$11,272,994	0.70%	2.51%	0.70%	56.34%
Period Ended October 31, 2014 (h)	$13.42	0.07	0.44	0.51	(0.01)	–	(0.01)	$13.92	3.82%	$11,120,577	0.77%	1.94%	0.77%	1.89%
Year Ended July 31, 2014	$12.04	0.27	1.29	1.56	(0.18)	–	(0.18)	$13.42	13.05%	$10,198,392	0.87%	2.14%	0.93%	46.23%
Year Ended July 31, 2013	$10.15	0.27	1.90	2.17	(0.28)	–	(0.28)	$12.04	21.80%	$8,697,861	0.90%	2.48%	1.51%	69.00%
Year Ended July 31, 2012	$9.21	0.27	0.94	1.21	(0.27)	–	(0.27)	$10.15	13.38%	$6,777,074	0.88%	2.87%	1.65%	79.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.
(k)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

124

Notes to Financial Statements

April 30, 2017 (Unaudited)

1.  Organization

Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2017, the Trust operates fifty-three (53) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the ten (10) series listed below (each, a “Fund”; collectively, the “Funds”). Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

- Nationwide Bailard Cognitive Value Fund (“Cognitive Value”)

- Nationwide Bailard Technology & Science Fund (“Technology & Science”)

- Nationwide Fund (“Nationwide Fund”)

- Nationwide Geneva Mid Cap Growth Fund (“Mid Cap Growth”)

- Nationwide Growth Fund (“Growth”)

- Nationwide HighMark Large Cap Core Equity Fund (“Large Cap Core Equity”)

- Nationwide HighMark Small Cap Core Fund (“Small Cap Core”)

- Nationwide Small Company Growth Fund (“Small Company Growth”)

- Nationwide U.S. Small Cap Value Fund (“U.S. Small Cap Value”)

- Nationwide Ziegler Equity Income Fund (“Equity Income”)

The Funds, as applicable, currently offer Class A, Class C, Class M, Class R, Class R6 and Institutional Service Class shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.

Each of the Funds is a diversified fund, as defined in the 1940 Act.

Effective February 28, 2017, Institutional Class shares were renamed Class R6 shares.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

125

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are

126

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specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At April 30, 2017, 100% of the market value of Cognitive Value, Nationwide Fund, and Large Cap Core Equity was determined based on Level 1 inputs.

The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2017. Please refer to the Statements of Investments for additional information on portfolio holdings.

Technology & Science

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$122,554,017	$—	$—	$122,554,017
Investment Company	40,045	—	—	40,045
Repurchase Agreement	—	461,525	—	461,525
Total	$122,594,062	$461,525	$—	$123,055,587

Mid Cap Growth

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$929,882,562	$—	$—	$929,882,562
Investment Company	625,167	—	—	625,167
Repurchase Agreement	—	7,205,060	—	7,205,060
Total	$930,507,729	$7,205,060	$—	$937,712,789

Growth

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$198,350,963	$—	$—	$198,350,963
Exchange Traded Fund	5,816,500	—	—	5,816,500
Rights	—	—	54,969	54,969
Total	$204,167,463	$—	$54,969	$204,222,432

127

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Small Cap Core

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$179,574,183	$—	$—	$179,574,183
Futures Contracts	66,146	—	—	66,146
Investment Company	394,739	—	—	394,739
Repurchase Agreement	—	4,549,369	—	4,549,369
Total	$180,035,068	$4,549,369	$—	$184,584,437

Small Company Growth

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$193,286,926	$—	$—	$193,286,926
Investment Company	193,093	—	—	193,093
Repurchase Agreement	—	2,225,396	—	2,225,396
Short-Term Investment	121,047	—	—	121,047
Total	$193,601,066	$2,225,396	$—	$195,826,462

U.S. Small Cap Value

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$3,748,286	$—	$—	$3,748,286
Air Freight & Logistics	1,477,371	—	—	1,477,371
Airlines	2,337,953	—	—	2,337,953
Auto Components	2,848,370	—	—	2,848,370
Automobiles	84,608	—	—	84,608
Banks	25,613,987	—	—	25,613,987
Beverages	66,014	—	—	66,014
Biotechnology	661,767	—	—	661,767
Building Products	2,489,535	—	—	2,489,535
Capital Markets	1,770,937	—	—	1,770,937
Chemicals	3,989,901	—	—	3,989,901
Commercial Services & Supplies	4,058,014	—	—	4,058,014
Communications Equipment	2,679,932	—	—	2,679,932
Construction & Engineering	4,857,255	—	—	4,857,255
Construction Materials	59,340	—	—	59,340
Consumer Finance	2,064,992	—	—	2,064,992
Containers & Packaging	303,714	—	—	303,714
Distributors	211,856	—	—	211,856
Diversified Consumer Services	1,999,068	—	—	1,999,068
Diversified Financial Services	394,329	—	—	394,329
Diversified Telecommunication Services	834,269	—	—	834,269
Electrical Equipment	1,634,430	—	—	1,634,430
Electronic Equipment, Instruments & Components	9,847,795	—	—	9,847,795
Energy Equipment & Services	7,244,951	—	—	7,244,951
Food & Staples Retailing	1,562,501	—	—	1,562,501
Food Products	3,484,623	—	—	3,484,623
Health Care Equipment & Supplies	2,273,228	—	—	2,273,228

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Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Health Care Providers & Services	$4,427,122	$—	$—	$4,427,122
Health Care Technology	489,998	—	—	489,998
Hotels, Restaurants & Leisure	3,130,126	—	—	3,130,126
Household Durables	5,997,377	—	—	5,997,377
Household Products	337,377	—	—	337,377
Independent Power and Renewable Electricity Producers	1,114,291	—	—	1,114,291
Industrial Conglomerates	82,832	—	—	82,832
Insurance	14,349,146	—	—	14,349,146
Internet & Direct Marketing Retail	389,145	—	—	389,145
Internet Software & Services	814,879	—	—	814,879
IT Services	1,917,842	—	—	1,917,842
Leisure Products	442,579	—	—	442,579
Life Sciences Tools & Services	291,872	—	—	291,872
Machinery	9,271,556	—	—	9,271,556
Marine	852,336	—	—	852,336
Media	4,263,699	—	—	4,263,699
Metals & Mining	4,536,760	—	—	4,536,760
Multiline Retail	802,919	—	—	802,919
Oil, Gas & Consumable Fuels	8,121,126	350,251	—	8,471,377
Paper & Forest Products	1,646,709	—	—	1,646,709
Personal Products	203,181	—	—	203,181
Pharmaceuticals	881,338	—	—	881,338
Professional Services	3,301,276	—	—	3,301,276
Real Estate Management & Development	2,120,741	—	—	2,120,741
Road & Rail	2,436,572	—	—	2,436,572
Semiconductors & Semiconductor Equipment	4,794,441	—	—	4,794,441
Software	1,208,959	—	—	1,208,959
Specialty Retail	6,877,477	—	—	6,877,477
Technology Hardware, Storage & Peripherals	831,794	—	—	831,794
Textiles, Apparel & Luxury Goods	1,220,494	—	—	1,220,494
Thrifts & Mortgage Finance	6,186,053	—	—	6,186,053
Tobacco	385,649	—	—	385,649
Trading Companies & Distributors	4,302,387	—	—	4,302,387
Transportation Infrastructure	215,978	—	—	215,978
Water Utilities	47,684	—	—	47,684
Wireless Telecommunication Services	658,581	—	—	658,581
Total Common Stocks	$187,551,322	$350,251	$—	$187,901,573
Investment Company	$305,379	$—	$—	$305,379
Repurchase Agreement	—	3,519,493	—	3,519,493
Rights	—	1,857	—	1,857
Total	$187,856,701	$3,871,601	$—	$191,728,302

129

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Equity Income

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$618,698,374	$—	$—	$618,698,374
Exchange Traded Fund	12,163,286	—	—	12,163,286
Investment Company	1,756,544	—	—	1,756,544
Repurchase Agreement	—	20,244,186	—	20,244,186
Total	$632,618,204	$20,244,186	$—	$652,862,390

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended April 30, 2017, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

Growth

	Rights	Total
Balance as of 10/31/16	$—	$—
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/(Depreciation)	6,157	6,157
Purchases	—	—
Sales	—	—
Transfers Into Level 3	48,812	48,812
Transfers Out of Level 3	—	—
Balance as of 04/30/17	$54,969	$54,969
Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 04/30/17*	$6,157	$6,157

U.S. Small Cap Value

	Common Stocks	Rights	Total
Balance as of 10/31/16	$—	$34,947	$34,947
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	—	39,587	39,587
Change in Unrealized Appreciation/(Depreciation)	—	(34,947)	(34,947)
Purchases	—	—	—
Sales	—	(39,587)	(39,587)
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—
Balance as of 04/30/17	$—	$—	$—
Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 04/30/17*	$—	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

*	Included in the Statement of Operations under “Net change in unrealized appreciation/(depreciation) from investments.”

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April 30, 2017 (Unaudited)

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Futures Contracts

Nationwide Fund, Large Cap Core Equity and Small Cap Core are subject to equity price risk in the normal course of pursuing their objective(s). Nationwide Fund, Large Cap Core Equity and Small Cap Core entered into financial futures contracts (“futures contracts”) for the purpose of reducing active risk in the portfolio. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date at a specific price or currency amount.

Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

A Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

131

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

The following tables provide a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of April 30, 2017

Nationwide Fund

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized appreciation from futures contracts	$24,186
Total		$24,186

Large Cap Core Equity

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized appreciation from futures contracts	$26,196
Total		$26,196

Small Cap Core

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized appreciation from futures contracts	$66,146
Total		$66,146
(a)	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2017

Nationwide Fund

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$187,363
Total	$187,363

Large Cap Core Equity

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$90,305
Total	$90,305

Small Cap Core

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$13,684
Total	$13,684

132

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended April 30, 2017

Nationwide Fund

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$117,038
Total	$117,038

Large Cap Core Equity

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$51,836
Total	$51,836

Small Cap Core

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$111,120
Total	$111,120

The following tables provide a summary of the Funds’ average volume of derivative instruments held during the six months ended April 30, 2017:

Nationwide Fund

Futures Contracts:
Average Notional Balance Long	$11,020,959

Large Cap Core Equity

Futures Contracts:
Average Notional Balance Long	$1,275,484

Small Cap Core

Futures Contracts:
Average Notional Balance Long	$3,899,342

The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. At April 30, 2017, Nationwide Fund, Large Cap Core Equity and Small Cap Core have entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(d)	Securities Lending

During the six months ended April 30, 2017, Cognitive Value, Technology & Science, Nationwide Fund, Mid Cap Growth, Small Cap Core, Small Company Growth, U.S. Small Cap Value and Equity Income entered into securities

133

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.

Brown Brothers Harriman & Co. (“BBH”) serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.

The Funds receive payments from BBH equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on the difference between the income earned on the investment of cash collateral received from borrowers and the cash collateral fee, or a percentage of the loan fee charged to the borrower with respect to the receipt of non-cash collateral.

In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2017, which were comprised of cash, were as follows:

Fund	Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Technology & Science	$501,570
Mid Cap Growth	7,830,227
Small Cap Core	4,944,108
Small Company Growth	2,418,489
U.S. Small Cap Value	3,824,872
Equity Income	22,000,730
The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Agency Agreement.

134

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

At April 30, 2017, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.

At April 30, 2017, Cognitive Value, Nationwide Fund, Growth and Large Cap Core did not have any portfolio securities on loan.

(e)	Joint Repurchase Agreement

During the six months ended April 30, 2017, Technology & Science, Nationwide Fund, Mid Cap Growth, Small Cap Core, Small Company Growth, U.S. Small Cap Value and Equity Income, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

At April 30, 2017, the joint repo on a gross basis was as follows:

Royal Bank of Canada, 0.77%, dated 04/28/17, due 05/01/17, repurchase price $271,717,432, collateralized by U.S. Treasury Notes, ranging from 1.13% — 1.50%, maturing 5/31/20 — 02/28/21; total market value $277,245,223.

At April 30, 2017, the Funds’ investment in the joint repo was subject to an enforceable netting arrangement. The Funds’ proportionate holding in the joint repo was as follows:

					Gross Amounts not Offset in the Statement of Assets and Liabilities
Fund	Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
Technology & Science	Royal Bank of Canada	$461,525	$—	$461,525	$(461,525)	$—
Mid Cap Growth	Royal Bank of Canada	7,205,060	—	7,205,060	(7,205,060)	—
Small Cap Core	Royal Bank of Canada	4,549,369	—	4,549,369	(4,549,369)	—
Small Company Growth	Royal Bank of Canada	2,225,396	—	2,225,396	(2,225,396)	—
U.S. Small Cap Value	Royal Bank of Canada	3,519,493	—	3,519,493	(3,519,493)	—
Equity Income	Royal Bank of Canada	20,244,186	—	20,244,186	(20,244,186)	—

Amounts designated as “—” are zero.

*	At April 30, 2017, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repo. Please refer to the Statement of Investments for each Fund’s undivided interest in the joint repo and related collateral.

135

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

At April 30, 2017, Cognitive Value, Nationwide Fund, Growth and Large Cap Core did not hold any repurchase agreements.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.

A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investments transaction in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(h)	Federal Income Taxes

Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely

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understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(i)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each of the Funds as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

As of April 30, 2017, the subadvisers for each Fund were as follows:

Fund	Subadviser
Cognitive Value	Bailard, Inc. (“Bailard”)
Technology & Science	Bailard
Nationwide Fund	HighMark Capital Management, Inc. (“HighMark”)
Mid Cap Growth	Henderson Geneva Capital Management Ltd. (“Henderson Geneva”)
Growth	Boston Advisors, LLC
Large Cap Core Equity	HighMark
Small Cap Core	HighMark
Small Company Growth	Brown Capital Management LLC
U.S. Small Cap Value	Dimensional Fund Advisors LP
Equity Income	Ziegler Capital Management, LLC

Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2017, the Funds paid investment advisory fees to NFA according to the schedule below.

Fund	Fee Schedule	Advisory Fee (annual rate)
Cognitive Value	Up to $500 million	0.75%
	$500 million and more	0.70%
Technology & Science	Up to $500 million	0.75%
	$500 million up to $1 billion	0.70%
	$1 billion and more	0.65%

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Fund	Fee Schedule	Advisory Fee (annual rate)
Nationwide Fund	Up to $250 million	0.60%
	$250 million up to $1 billion	0.575%
	$1 billion up to $2 billion	0.55%
	$2 billion up to $5 billion	0.525%
	$5 billion and more	0.50%
Mid Cap Growth	Up to $250 million	0.75%
	$250 million up to $500 million	0.70%
	$500 million and more	0.65%
Growth	Up to $250 million	0.60%
	$250 million up to $1 billion	0.575%
	$1 billion up to $2 billion	0.55%
	$2 billion up to $5 billion	0.525%
	$5 billion and more	0.50%
Large Cap Core Equity	Up to $250 million	0.60%
	$250 million up to $1 billion	0.575%
	$1 billion up to $2 billion	0.55%
	$2 billion up to $5 billion	0.525%
	$5 billion and more	0.50%
Small Cap Core	Up to $500 million	0.89%
	$500 million and more	0.84%
Small Company Growth	Up to $500 million	0.84%
	$500 million and more	0.79%
U.S. Small Cap Value	Up to $500 million	0.89%
	$500 million and more	0.84%
Equity Income	Up to $100 million	0.55%
	$100 million up to $500 million	0.50%
	$500 million and more	0.45%

The Trust and NFA have entered into a written contract waiving 0.045% of investment advisory fees of the Nationwide Fund until February 28, 2018. During the six months ended April 30, 2017, the waiver of such investment advisory fees by NFA amounted to $219,829, for which NFA shall not be entitled to later seek recoupment.

For the six months ended April 30, 2017, the effective advisory fee rates before and after contractual advisory fee waivers were as follows:

Fund	Effective Advisory Fee Rate Before Contractual* Fee Waivers and Expense Reimbursements	Effective Advisory Fee Rate After Contractual* Fee Waivers	Effective Advisory Fee Rate After Contractual* Fee Waivers and Expense Reimbursements
Cognitive Value	0.75%	N/A	0.75%
Technology & Science	0.75	N/A	0.75
Nationwide Fund	0.58	0.54%	0.54
Mid Cap Growth	0.69	N/A	0.69
Growth	0.60	N/A	0.40
Large Cap Core Equity	0.60	N/A	0.54
Small Cap Core	0.89	N/A	0.89
Small Company Growth	0.84	N/A	0.82
U.S. Small Cap Value	0.89	N/A	0.89
Equity Income	0.49	N/A	0.49

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Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

N/A — Not Applicable.

*	Please see above for additional information regarding contractual waivers.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Funds’ operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the table below until February 28, 2018.

Fund	Classes	Amount (annual rate)
Cognitive Value	All Classes	1.07%
Technology & Science	All Classes	1.05
Mid Cap Growth	All Classes	0.98
Growth	All Classes	0.65
Large Cap Core Equity	All Classes	0.82	(a)
Small Cap Core	All Classes	1.22
Small Company Growth	All Classes	0.94
U.S. Small Cap Value	All Classes	1.09
Equity Income	All Classes	0.75
(a)	For the period April 1, 2017 through April 30, 2017. Pursuant to an amendment to the Expense Limitation Agreement, the Fund’s class specific expense limitation was replaced with a Fund expense limitation effective April 1, 2017 through February 28, 2018.

The Trust and NFA have entered into a written Expense Limitation Agreement that limit Nationwide Fund’s operating expenses, including acquired fund fees and expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, including acquired fund fees and expenses, fund fees and expenses, short sale dividend expenses, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of the Funds business) from exceeding the amounts listed in the table below.

Fund	Class A	Class C	Class R	Class R6	Institutional Service Class
Nationwide Fund(a)	0.96%	N/A	N/A	N/A	N/A

N/A — Not Applicable.

(a)	Effective until October 12, 2017.

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Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Prior to April 1, 2017, the Trust and NFA had a written Expense Limitation Agreement that limited the Funds’ operating expenses, including acquired fund fees and expenses, (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the following amounts:

Fund	Class A	Class C	Class R	Class R6	Institutional Service Class
Large Cap Core Equity(a)	1.22%	1.82%	N/A	0.97%	0.82%

N/A — Not Applicable.

(a)	Effective until March 31, 2017.

NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of April 30, 2017, the cumulative potential reimbursements for the following Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to a Funds are:

Fund	Fiscal Year 2014 Amount		Fiscal Year 2015 Amount	Fiscal Year 2016 Amount	Six Months Ended April 30, 2017 Amount	Total
Cognitive Value(a)	$—		$—	$—	$—	$—
Technology & Science(a)	—		—	—	—	—
Nationwide Fund	N/A		—	46,456	—	46,456
Mid Cap Growth(a)	—		—	—	—	—
Growth	484,482		449,982	450,251	194,935	1,579,650
Large Cap Core Equity	145,175	(b)	4,507	55,533	22,896	228,111
Small Cap Core(a)	—		—	—	—	—
Small Company Growth	153,973		97,176	44,847	15,518	311,514
U.S. Small Cap Value	54,458		6,569	—	—	61,027
Equity Income(a)	—		—	—	—	—

N/A — Not Applicable.

Amounts designated as “—” are zero or have been rounded to zero.

(a)	NFA has agreed with the Board of Trustees, NFA will not seek recoupment of fees waived prior to April 1, 2016.

(b)	For the periods from November 1, 2013 through July 31, 2014 and August 1, 2014 through October 31, 2014, the cumulative potential reimbursements amounted to $75,602 and $69,573, respectively.

Pursuant to the Expense Limitation Agreement, during the six months ended April 30, 2017, Nationwide Fund and U.S. Small Cap Value reimbursed NFA in the amount of $11,600 and $36,736, respectively.

140

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

For the six months ended April 30, 2017, NFM earned $832,970 in fees from the Funds under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $6 to $21 per customer per year.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2017, the Funds’ aggregate portion of such costs amounted to $7,689.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the table below.

Fund	Class A Shares	Class C Shares(a)	Class R Shares(b)
Cognitive Value	0.25%	1.00%	N/A
Technology & Science	0.25	1.00	N/A
Nationwide Fund	0.25	1.00	0.50%
Mid Cap Growth	0.25	1.00	N/A
Growth	0.25	1.00	0.50
Large Cap Core Equity	0.25	1.00	N/A
Small Cap Core	0.25	1.00	N/A
Small Company Growth	0.25	N/A	N/A
U.S. Small Cap Value	0.25	1.00	N/A
Equity Income	0.25	1.00	N/A

N/A — Not Applicable.

(a)	For Class C Shares, 0.25% of the rate may be a service fee and 0.75% may be a distribution fee.

(b)	For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.

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Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds’ Class A sales charges range from 0.00% to 5.75% based on the amount of the purchase. During the six months ended April 30, 2017, the Funds imposed front-end sales charges of $246,301. From these fees, NFD retained a portion amounting to $34,697.

NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class C shares made within 1 year of purchase. Applicable Class A and Class C CDSCs are 1.00% for all Funds. During the six months ended April 30, 2017, the Funds imposed CDSCs of $551. NFD retained all of the CDSCs imposed by the Funds.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A, Class C, Class R, and Institutional Service Class shares of each of the Funds.

For the six months ended April 30, 2017, the effective rates for administrative services fees were as follows:

Fund	Class A	Class C	Class R	Institutional Service Class
Cognitive Value	0.08%	0.10%	N/A	0.10%
Technology & Science	0.08	0.10	N/A	0.11
Nationwide Fund	0.05	0.08	0.25%	0.07
Mid Cap Growth	0.12	0.11	N/A	0.15
Growth	0.06	0.11	0.15	0.21
Large Cap Core Equity	0.12	0.06	N/A	0.10
Small Cap Core	0.11	0.12	N/A	0.09
Small Company Growth	0.11	N/A	N/A	0.25
U.S. Small Cap Value	0.10	0.11	N/A	0.24
Equity Income	0.09	0.08	N/A	0.11

N/A — Not Applicable.

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Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

For the six months ended April 30, 2017, each Fund’s total administrative services fees were as follows:

Fund	Amount
Cognitive Value	$1,044
Technology & Science	2,364
Nationwide Fund	328,851
Mid Cap Growth	554,760
Growth	26,018
Large Cap Core Equity	18,587
Small Cap Core	42,277
Small Company Growth	228,793
U.S. Small Cap Value	201,342
Equity Income	18,445

As of April 30, 2017, NFA or its affiliates directly held the percentage indicated below of the shares outstanding of the applicable Fund.

Fund	% of Shares Outstanding Owned
Cognitive Value	0.01%
Technology & Science	0.08
Nationwide Fund	35.05
Mid Cap Growth	—
Growth	6.74
Large Cap Core Equity	—
Small Cap Core	—
Small Company Growth	90.69
U.S. Small Cap Value	74.02
Equity Income	93.65

Amounts designated as “—” are zero or have been rounded to zero.

4.  Line of Credit

The Trust and NVIT (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held or owing by such Lender against such

143

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 13, 2017. During the six months ended April 30, 2017, the Funds had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended April 30, 2017, purchases and sales of securities (excluding short-term securities) were as follows:

Fund	Purchases*	Sales*
Cognitive Value	$45,486,580	$45,983,666
Technology & Science	13,008,339	16,356,055
Nationwide Fund	395,944,124	428,807,181
Mid Cap Growth	71,017,371	235,736,250
Growth	91,171,719	103,908,653
Large Cap Core Equity	30,225,363	37,347,457
Small Cap Core	77,776,491	56,178,108
Small Company Growth	10,491,431	19,667,254
U.S. Small Cap Value	45,529,772	43,152,201
Equity Income	214,736,559	376,547,136
*	Includes purchases and sales of long-term U.S. Government securities, if any.

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Other

The Trust may invest through an omnibus account at BBH any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government Portfolio, Institutional Class. As with investments in any

144

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Government Portfolio, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Investments Money Market Government Portfolio, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the SEC voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

9.  Other

As of April 30, 2017, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed below.

Fund	% of Shares	Number of Accounts
Cognitive Value	60.18%	1
Technology & Science	60.87	1
Nationwide Fund	29.84	2	(a)
Mid Cap Growth	38.16	2
Growth	—	—
Large Cap Core Equity	69.43	3
Small Cap Core	66.84	4
Small Company Growth	87.61	2	(a)
U.S. Small Cap Value	66.92	2	(a)
Equity Income	52.62	4	(a)

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Each such account is the account of an affiliated fund.

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Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

10.  Recaptured Brokerage Commissions

The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Funds’ Statement of Operations. During the six months ended April 30, 2017, the Funds recaptured the following amounts of brokerage commissions:

Fund	Amount
Cognitive Value	$—
Technology & Science	—
Nationwide Fund	118,126
Mid Cap Growth	9,932
Growth	—
Large Cap Core Equity	5,841
Small Cap Core	25,006
Small Company Growth	6,603
U.S. Small Cap Value	—
Equity Income	4,188

Amounts designated as “—” are zero or have been rounded to zero.

11.  Federal Tax Information

As of April 30, 2017, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Cognitive Value	$79,211,715	$19,682,920	$(1,535,982)	$18,146,938
Technology and Science	59,996,797	63,307,305	(248,515)	63,058,790
Nationwide Fund	851,552,564	170,481,028	(18,693,335)	151,787,693
Mid Cap Growth	710,027,596	234,204,745	(6,519,552)	227,685,193
Growth	167,482,784	38,868,478	(2,128,830)	36,739,648
Large Cap Core Equity	61,790,439	13,609,599	(1,212,644)	12,396,955
Small Cap Core	157,362,969	32,086,407	(4,931,085)	27,155,322
Small Company Growth	169,666,561	33,114,592	(6,954,691)	26,159,901
U.S. Small Cap Value	161,925,714	43,467,426	(13,664,838)	29,802,588
Equity Income	576,862,763	84,527,762	(8,528,135)	75,999,627

12.  Subsequent Events

Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

146

Supplemental Information

April 30, 2017 (Unaudited)

Nationwide Amundi Global High Yield Fund

Nationwide Amundi Strategic Income Fund

Nationwide Bailard Cognitive Value Fund

Nationwide Bailard Emerging Markets Equity Fund

Nationwide Bailard International Equities Fund

Nationwide Bailard Technology & Science Fund

Nationwide Bond Fund

Nationwide Core Plus Bond Fund

Nationwide Emerging Markets Debt Fund

Nationwide Fund

Nationwide Global Equity Fund

Nationwide Government Bond Fund

Nationwide Growth Fund

Nationwide Geneva Mid Cap Growth Fund

Nationwide Geneva Small Cap Growth Fund

Nationwide High Yield Bond Fund

Nationwide HighMark California Intermediate Tax Free Bond Fund

Nationwide HighMark Bond Fund

Nationwide HighMark Large Cap Core Equity Fund

Nationwide HighMark National Intermediate Tax Free Bond Fund

Nationwide HighMark Short Term Bond Fund

Nationwide HighMark Small Cap Core Fund

Nationwide Inflation-Protected Securities Fund

Nationwide Government Money Market Fund

Nationwide Portfolio Completion Fund

Nationwide Small Company Growth Fund

Nationwide U.S. Small Cap Value Fund

Nationwide Ziegler Equity Income Fund

Nationwide Ziegler Wisconsin Tax Exempt Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

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●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser, and the Adviser’s and the Sub-Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

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●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

In their consideration of the sub-advisory agreement with HighMark Capital Management, Inc. (“HighMark”), the Trustees considered information provided by the Adviser regarding the Adviser’s business relations with the HighMark organization. The Trustees considered that the Adviser has agreed, through September 2018, to pay HighMark a termination fee if it terminates or recommends termination of HighMark as a Sub-Adviser to a Fund, other than the Nationwide HighMark Bond Fund, and considered the potential conflict of interest presented by that agreement. The Trustees noted the Adviser’s statements that the termination fee would not apply in the case of any termination for cause, such as failure of a Fund to meet certain performance standards, and the Adviser’s statement that it will apply the same standards in its oversight of HighMark that it applies to all other Sub-Advisers.

Funds without identified performance or expense challenges

Nationwide Amundi Global High Yield Fund, Nationwide Amundi Strategic Income Fund, Nationwide Bailard Cognitive Value Fund, Nationwide Bailard International Equities Fund, Nationwide Bailard Technology & Science Fund, Nationwide Fund, Nationwide Government Bond Fund, Nationwide Growth Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide HighMark Large Cap Core Equity Fund, Nationwide HighMark Short Term Bond Fund, Nationwide Inflation-Protected Securities Fund, and Nationwide Ziegler Equity Income Fund.

Performance

The Trustees noted that each of these Funds, except for the Nationwide Amundi Global High Yield Fund and Nationwide Amundi Strategic Income Fund, ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period with respect to Nationwide HighMark Large Cap Core Equity Fund, Nationwide HighMark Short Term Bond Fund, and Nationwide Ziegler Equity Income Fund, each of which commenced operations in September 2013). As to Nationwide Amundi Global High Yield Fund and Nationwide Amundi Strategic Income Fund, the Trustees considered that each Fund had only been in operation for a relatively short period of time as each Fund commenced operations in November 2015, and as a result they made no formal performance determination with respect to those Funds.

Actual Advisory Fee and Total Expense Ratio

The Trustees also noted that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of these Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Broadridge expense group.

The Trustees determined that each Fund’s levels of performance and expenses generally supported a recommendation to continue the Fund’s Advisory Agreements.

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Funds with expense challenges but without identified performance challenges

Nationwide Core Plus Bond Fund, Nationwide Emerging Markets Debt Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide HighMark Bond Fund, Nationwide HighMark Small Cap Core Fund, Nationwide Government Money Market Fund, Nationwide Small Company Growth Fund, and Nationwide U.S. Small Cap Value Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period for Nationwide HighMark Bond Fund and Nationwide HighMark Small Cap Core Fund). As to Nationwide Emerging Markets Debt Fund, the Trustees considered that the fund had commenced operations in February 2016 and additional time would be necessary to evaluate its performance. The Trustees determined that each Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

Actual Advisory Fee and Total Expense Ratio

The Trustees noted that each Fund’s actual advisory fee rate did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered, however, that the total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for each Fund, except for Nationwide HighMark Small Cap Core Fund and Nationwide Government Money Market Fund, ranked within the top three quintiles of the Fund’s Broadridge expense group.

Nationwide Core Plus Bond Fund and Nationwide Emerging Markets Debt Fund. The Trustees noted the Adviser’s statement that each Fund’s actual advisory fee, although in the fourth comparative quintile, was less than one basis point above the 60th percentile of its Broadridge expense group.

Nationwide Geneva Small Cap Growth Fund. The Trustees noted the Adviser’s statement that the Fund’s actual advisory fee, although in the fourth comparative quintile, was 2.9 basis points above the 60th percentile of its Broadridge expense group.

Nationwide HighMark Small Cap Core Fund. The Trustees considered that the Adviser had agreed to implement a five-basis point reduction in the Fund’s advisory fee effective May 1, 2017, which, according to the Adviser, would have caused the Fund’s actual advisory fee and total expense ratio to be ranked within the top three quartiles of the Fund’s Broadridge expense group, if the reduction had been in effect for the measuring period.

Nationwide HighMark Bond Fund. The Trustees considered that the Adviser had agreed to implement a three-basis point reduction in the Fund’s advisory fee effective May 1, 2017, which, according to the Adviser, would have caused the Fund’s actual advisory fee to be ranked within the top three quartiles of the Fund’s Broadridge expense group, if the reduction had been in effect for the measuring period.

Nationwide Government Money Market Fund. The Trustees considered that the Adviser had implemented a ten-basis point advisory fee reduction in connection with the Fund’s transition to a government money market fund effective March 9, 2017, and reported to the Trustees that it would continue to review the expenses of the Fund in the coming year in light of developments in the market for comparable funds.

Nationwide Small Company Growth Fund. The Trustees noted the Adviser’s statement that the Fund’s actual advisory fee, although in the fourth comparative quintile, was just over two basis points basis points above the 60th percentile of its Broadridge expense group.

Nationwide U.S. Small Cap Value Fund. The Trustees considered that the Adviser had agreed to implement a five-basis point reduction in the Fund’s advisory fee effective May 1, 2017, which, according to the Adviser, would have caused the Fund’s actual advisory fee to be ranked within the top three quartiles of the Fund’s Broadridge expense group, if the reduction had been in effect for the measuring period.

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Funds with performance challenges but without identified expense challenges

Nationwide Bailard Emerging Markets Equity Fund, Nationwide Bond Fund, Nationwide Global Equity Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, Nationwide HighMark National Intermediate Tax Free Bond Fund, and Nationwide Portfolio Completion Fund.

Performance

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period with respect to Nationwide Bailard Emerging Markets Equity Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, and Nationwide HighMark National Intermediate Tax Free Bond Fund, each of which commenced operations in 2014). In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

Nationwide Bailard Emerging Markets Equity Fund. The Trustees considered that the Fund has been in operation for less than a three-year period, and was being evaluated instead on the basis of its two-year performance. The Trustees considered the Adviser’s statements that the Fund had underperformed primarily due to the Sub-Adviser’s stock selections, but that the Sub-Adviser’s stock selection process had improved over time and that the Adviser continues to have confidence in the Sub-Adviser.

Nationwide HighMark California Intermediate Tax Free Bond Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was due largely to its relatively conservative position in anticipation of rising interest rates and its bias to higher credits. They considered the Adviser’s statement that it considers the Sub-Adviser’s performance to be consistent with a core, high quality, low volatility investment approach. They also considered the Adviser’s statement that it would continue to monitor the Fund’s performance closely going forward.

Nationwide HighMark National Intermediate Tax Free Bond Fund. The Trustees considered the Adviser’s statements that the Fund underperformed largely due to its relatively defensive position as to interest rate risk, but that this portfolio position is generally consistent with the Fund’s core, high-quality, low-volatility approach. They also considered the Adviser’s statement that it would continue to monitor the Fund’s performance closely going forward.

Nationwide Bond Fund. The Trustees considered the Adviser’s statements that the Fund’s underperformance was the result of its sector allocations and the Fund’s relatively conservative allocations in a market that generally has rewarded more aggressive investment approaches, but that the Funds’ investments have performed appropriately in light of the Fund’s risk profile and investment strategy.

Nationwide Global Equity Fund. The Trustees considered the change in the Sub-Adviser’s investment management team in December 2015 and the Adviser’s statements regarding the Fund’s recent favorable investment performance under the new team’s investment strategy. The Trustees determined to monitor developments in respect of the Fund closely in light of its performance challenges.

Nationwide Portfolio Completion Fund. The Trustees noted that there are six asset classes represented within the Fund, selected by the Adviser to provide indirect exposure to alternative asset classes for funds-of-funds investing in this Fund. The Trustees considered the Adviser’s statements that the Fund is intended to provide diversifying exposures within the Nationwide funds-of-funds and that the Fund’s performance should be evaluated in light of that intention; and that the Fund’s assets allocated to the various alternative asset classes represented in the Fund’s portfolio performed in accordance with the Adviser’s expectations for this purpose.

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Actual Advisory Fees and Total Expense Ratio

The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Broadridge expense group.

Funds with performance and expense challenges

Nationwide High Yield Bond Fund and Nationwide Ziegler Wisconsin Tax Exempt Fund.

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees noted that, although each Fund’s actual advisory fee rate ranked within the top three quintiles of the Fund’s Broadridge expense group, each Fund’s total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group.

Nationwide High Yield Bond Fund. As to the Fund’s performance, the Trustees took into consideration the Adviser’s observation that the Fund’s overweight and underweight allocations to the energy sector over the course of the reporting period and some difficulty managing significant outflows had resulted in underperformance relative to its peers. They noted the Adviser’s statement that it had determined to recommend replacing the Fund’s current Sub-Adviser in light of the Fund’s performance.

As to the Fund’s expenses, the Trustees noted the Adviser’s statement that the Fund’s total expense ratio (including 12b-1 fees/non-12b-1 fees) was less than one basis point above the 60th percentile of its Broadridge expense group.

Nationwide Ziegler Wisconsin Tax Exempt Fund. As to the Fund’s performance, the Trustees considered the Adviser’s statements that a substantial portion of the Fund’s underperformance was attributable to the Fund’s holdings of Puerto Rican bonds, which detracted significantly from performance, and that the Fund has reduced significantly its holdings in Puerto Rican bonds. They also considered the Adviser’s statement that the Fund’s performance improved significantly in the past year. They considered the Adviser’s view that the Fund continues to meet a market need, and the Adviser’s recommendation that no changes be implemented in respect of the Fund, although the Adviser will continue to monitor the Fund’s portfolio and performance closely.

As to the Fund’s expenses, the Trustees considered that the Fund’s actual advisory fee was ranked in the third quintile of its Broadridge expense group. The Trustees noted that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) ranked in the fifth quintile of the Fund’s Broadridge expense group. They noted in this regard the relatively small size of the Fund and the substantial fee waiver/expense limitation the Adviser has implemented for the Fund.

-    -    -

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of Nationwide Emerging Markets Debt Fund, Nationwide Amundi Strategic Income Fund, and Nationwide Amundi Global High Yield Fund, is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Trustees determined to continue to monitor the fees paid by Nationwide Emerging Markets Debt Fund, Nationwide Amundi Strategic Income Fund, and Nationwide Amundi Global High Yield Fund to determine whether breakpoints might be appropriate.

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-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

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Management Information

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Trustees and Officers of the Trust

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 53 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.

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Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112

Director of

Dentsply

International,

Inc. (dental

products)

from 2002 to present, Ultralife

Batteries, Inc. from

2004 to 2010,

Albany International

Corp. (paper

industry)

from 2005 to 2013,

Terex Corporation

(construction

equipment) from 2004 to present, and Minerals

Technology,

Inc. (specialty chemicals) from 2005 to 2014.

					Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

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Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	112	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

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Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

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Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	112

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide

Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation

2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

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Management Information (Continued)

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Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Thomas R. Hickey 1952	Senior Vice President, Head of Asset Strategies and Portfolio Manager since December 2015	Mr. Hickey is Head of Asset Strategies and Portfolio Manager for the Nationwide Funds Group[2], and is an Associate Vice President of Nationwide Mutual Insurance Company[2].

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Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President and Head of Investment Strategies for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

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Market Index Definitions

Bloomberg Barclays Municipal Bond Index: An unmanaged, market value-weighted index of fixed-rate investment-grade municipal bonds with a minimum credit rating of Baa3 and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Bloomberg Barclays US 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays US 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of US Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that tracks total returns for external-currency-denominated debt instruments of the emerging markets: Brady bonds, loans, eurobonds, and US dollar-denominated local market instruments.

Bloomberg Barclays US Aggregate Bond Index: An unmanaged, market value-weighted index of US dollar-denominated, investment-grade, fixed-rate, taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays US Corporate High Yield Index: An unmanaged index comprising issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA IndexSM: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

161

Market Index Definitions (con’t.)

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

162

Glossary

Definitions of some commonly used investment terms

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities their principal and earned interest.

Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed-income (bonds) and cash equivalents (money market securities).

Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up process: A method of investing that involves the selection of equity securities based on their individual attributes regardless of broader national or economic factors.

Common stock: Securities representing shares of ownership in a corporation.

Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. Frontier market countries typically are emerging market countries that are considered to be among the smallest, least mature and least liquid.

Equity securities: Securities that represent an ownership interest in the issuer. Common stock is the most common type of equity securities.

163

Glossary (con’t.)

Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as they are bought and sold.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times, and the principal at maturity.

Futures: Contracts that obligate the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on the underlying asset) at a specified price on the contract’s maturity date.

Growth style: Investing in equity securities of companies that the Fund’s manager believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.

Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation, which means that the prices of goods and services are declining.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.

Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s, Standard & Poor’s and Fitch.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Mortgage-backed securities: Fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

164

Glossary (con’t.)

Repurchase agreements: An agreement under which a fund enters into a contract with a broker-dealer or a bank for the purchase of securities, and in return the broker-dealer or bank agrees to repurchase the same securities at a specified date and price.

Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Subadviser: An asset management firm hired by a mutual fund’s advisor to handle the day-to-day management of the fund. The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in a fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.

Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.

Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy, 2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.

U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States. Therefore, such securities may not be supported by the full faith and credit of the United States.

Value style: Investing in equity securities that a Fund’s manager believes are undervalued, i.e., the securities are priced at less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of the Fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that the Fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the Fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

165

P.O. Box 701

Milwaukee, WI 53201-0701

nationwide.com/mutualfunds

Call 800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/mutualfunds. These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Distributor

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Oh. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. © 2017

SAR-CEQ 6/17

Semiannual Report

April 30, 2017 (Unaudited)

Nationwide Mutual Funds

Equity Funds

Nationwide Geneva Small Cap Growth Fund

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.gov.

Nationwide Funds® Semiannual Report

Nationwide Funds®

Message to Investors

April 30, 2017

Dear Investor,

During the semiannual period ended April 30, 2017, investor attention has been focused heavily on equities, which is not surprising given their strong run during this period, with the benchmark S&P 500 Index being up around 13% since the presidential election. Healthy fundamentals present in the current U.S. economy are creating a solid backdrop for continued equity returns.

The recovery in corporate profits that began in mid-2016 has continued into 2017. Earnings and revenues continue to grow at a steady clip thanks to a firming global economy and relative stability in foreign exchange and commodities markets.

Internationally, “Brexit” has officially begun in the U.K., but the market’s lackluster response to the formal start of Britain’s divorce from the European Union shows investors have tempered their expectations about the potential repercussions. Similar to the U.S. market reaction to President Trump’s victory, as more international political uncertainty dissipates, international investors can begin to focus on economic fundamentals in these markets.

Continuing our efforts to expand our global offerings to investors, in December 2016 we launched the Nationwide International Small Cap Fund, subadvised by Wellington Management Company LLP, which offers investors the opportunity to diversify their international equity exposure with the objective of providing long-term capital growth.

Emerging markets continue to outgrow more mature economies by a healthy margin and are accounting for an increasing share of the total world economy. Although these economies will likely remain more volatile than more developed markets, they should continue to reward long-term investors due to their inherent structural advantages.

Tax reform has also been in the headlines lately. Lower corporate and personal tax rates would put more money in the hands of individuals and businesses, potentially increasing consumer spending and business investment that could boost economic growth in the near term.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both domestic and global, and are committed to helping them make informed investment decisions.

As always, we appreciate your continued trust and thank you for investing in Nationwide Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Funds

1

Economic Review

During the semiannual period ended April 30, 2017, equity markets rallied sharply as an improving economic and earnings environment teamed with optimism for pro-growth policies by the new U.S. administration drove equity returns. Fixed-income assets, however, were negatively affected by a rising-interest-rate environment. Domestic equities were quite strong, with the S&P 500® Index (S&P 500) returning 13.32% for the reporting period, establishing all-time highs as a result of the 11.43% return between the election and the end of the reporting period. International markets also were quite strong, though they slightly underperformed the S&P 500, as economic data moved sharply higher during the period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 11.47% for the period, while the MSCI Emerging Markets® Index was a bit lower at 8.88%. Fixed-income investment returns were mixed during the period, as tightening credit spreads helped to offset the impact of rising interest rates.

In the United States, equity markets showed particular strength through February 2017, though performance was more mixed in March and April as the initial optimism for economic growth driven by policy programs was muted by the realities of the political process. Gross domestic product (GDP) growth slowed during the reporting period, with 2.1% in the fourth quarter of 2016 as compared to and 0.7% in the first quarter of 2017. Current expectations are for an acceleration throughout 2017, with GDP of 2.9%, 2.3% and 2.2% expected, respectively, for the next three quarters. Earnings saw a dramatic turnaround during the reporting period; declining earnings for five straight quarters ended in the second quarter of 2016 and led into 4% growth in the third quarter, 5% in the fourth quarter and an estimated 13% in the first quarter of 2017.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in December 2016 and again in March 2017. Inflation is moving toward the Fed’s 2% target, economic growth may show modest acceleration this year, and global deflationary risks have moderated, allowing the Federal Open Market Committee (FOMC) to target an additional two interest rate hikes by the end of calendar-year 2017. Long-term rates spiked during the reporting period, as investors saw the proposed initiatives by the Trump administration as driving economic growth, along with inflation.

The S&P 500 ended the semiannual reporting period near its all-time high.

By the start of the semiannual reporting period, the S&P 500 had experienced a near four-month period of weakness, as investors were unwilling to commit ahead of the presidential election. Immediately following the election, investors aggressively bought equities, as there was broad optimism that the priorities expressed by the Trump administration would result in growth. In addition, with the end of the election, investors were able to focus their attention on what was an improving economic and profits picture. The best-performing sectors were financials, technology and consumer discretionary, while the weakest were energy, telecommunications and real estate. Small-capitalization stocks substantially outperformed large-cap stocks, while growth outperformed value.

U.S. economic activity remains relatively supportive for equity market returns.

International stocks underperformed U.S. stocks during the reporting period, but at a much more modest level than the more substantial underperformance recorded during previous periods. The S&P 500 has outperformed the MSCI EAFE in 10 of the past 13 quarters, and in 25 of the 32 quarters since the market bottom in 2009. The first quarter of 2017, however, saw developed and emerging market international indexes substantially outperform the S&P 500. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors’ focus was turned to the regions’ acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative in contrast to the Fed, which is tightening policy.

2

Economic Review (con’t.)

Performance in fixed-income markets was mixed during the reporting period, as rising interest rates on the short and long ends of the yield curve offset the benefit of tightening credit spreads. The 10-year Treasury yield rose from 1.82% to 2.29%, though it was lower than the high of 2.62% seen in mid-March 2017. Short- and long-term rates rose roughly in line, with the spread between 10-year and 2-year Treasury bonds rising by 0.3%.

Index	Semiannual Total Return (as of April 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.24%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	-2.83%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	2.50%
Bloomberg Barclays Municipal Bond	-0.34%
Bloomberg Barclays U.S. Aggregate Bond	-0.67%
Bloomberg Barclays U.S. Corporate High Yield	5.30%
MSCI EAFE®	11.47%
MSCI Emerging Markets®	8.88%
MSCI World ex USA	10.84%
Russell 1000® Growth	15.23%
Russell 1000® Value	11.69%
Russell 2000®	18.37%
S&P 500®	13.32%

Source: Morningstar

3

Fund Overview	Nationwide Geneva Small Cap Growth Fund

Asset Allocation†

Common Stocks	95.2%
Repurchase Agreement	0.1%
Investment Company††	0.0%
Other assets in excess of liabilities	4.7%
100.0%

Top Industries†††

Health Care Equipment & Supplies	15.3%
Software	13.7%
Machinery	9.7%
Hotels, Restaurants & Leisure	6.0%
Capital Markets	5.2%
Banks	4.8%
Health Care Technology	4.2%
Chemicals	4.2%
Electronic Equipment, Instruments & Components	4.2%
Life Sciences Tools & Services	3.5%
Other Industries*	29.2%
100.0%

Top Holdings†††

MarketAxess Holdings, Inc.	3.9%
Masimo Corp.	3.6%
Panera Bread Co., Class A	3.3%
ABIOMED, Inc.	3.2%
Tyler Technologies, Inc.	2.8%
Bank of the Ozarks, Inc.	2.8%
Blackbaud, Inc.	2.7%
Medidata Solutions, Inc.	2.6%
Cantel Medical Corp.	2.6%
Healthcare Services Group, Inc.	2.5%
Other Holdings*	70.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2017.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

4

Shareholder Expense Example	Nationwide Geneva Small Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Geneva Small Cap Growth Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	1,182.10	6.87	1.27
	Hypothetical	(a)(b)	1,000.00	1,018.50	6.36	1.27
Class C Shares	Actual	(a)	1,000.00	1,178.00	10.69	1.98
	Hypothetical	(a)(b)	1,000.00	1,014.98	9.89	1.98
Class R6 Shares(c)	Actual	(a)	1,000.00	1,184.70	4.88	0.90
	Hypothetical	(a)(b)	1,000.00	1,020.33	4.51	0.90
Institutional Service Class Shares	Actual	(a)	1,000.00	1,183.90	5.41	1.00
	Hypothetical	(a)(b)	1,000.00	1,019.84	5.01	1.00

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

5

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Geneva Small Cap Growth Fund

Common Stocks 95.2%

	Shares	Market Value

Airlines 1.8%
Allegiant Travel Co.	71,667	$10,420,382

Auto Components 1.8%
Dorman Products, Inc.*	125,783	10,458,856

Banks 4.5%
Bank of the Ozarks, Inc.	321,353	15,254,627
Texas Capital Bancshares, Inc.*	141,976	10,804,373

		26,059,000

Building Products 1.2%
AAON, Inc.	188,361	6,903,431

Capital Markets 5.0%
FactSet Research Systems, Inc.	44,609	7,282,866
MarketAxess Holdings, Inc.	111,366	21,440,182

		28,723,048

Chemicals 4.0%
Balchem Corp.	134,663	10,929,249
Sensient Technologies Corp.	146,782	12,006,768

		22,936,017

Commercial Services & Supplies 2.4%
Healthcare Services Group, Inc.	297,951	13,678,930

Distributors 0.8%
LKQ Corp.*	148,244	4,631,143

Diversified Consumer Services 2.3%
Bright Horizons Family Solutions, Inc.*	175,616	13,367,890

Electronic Equipment, Instruments & Components 4.0%
Cognex Corp.	151,796	12,954,271
ePlus, Inc.*	138,529	9,870,191

		22,824,462

Energy Equipment & Services 0.6%
Dril-Quip, Inc.*	67,488	3,479,006

Food Products 1.8%
J&J Snack Foods Corp.	75,846	10,207,355

Health Care Equipment & Supplies 14.6%
ABIOMED, Inc.*	132,887	17,317,834
Cantel Medical Corp.	188,466	14,023,755
Globus Medical, Inc., Class A*	291,265	8,834,067
Masimo Corp.*	191,809	19,706,457
Natus Medical, Inc.*	185,749	6,501,215
Neogen Corp.*	189,301	11,799,131
NxStage Medical, Inc.*	185,123	5,533,327

		83,715,786

Common Stocks (continued)

	Shares	Market Value

Health Care Providers & Services 0.9%
HealthEquity, Inc.*	113,455	$5,164,472

Health Care Technology 4.0%
Medidata Solutions, Inc.* (a)	220,852	14,450,347
Omnicell, Inc.* (a)	209,673	8,680,462

		23,130,809

Hotels, Restaurants & Leisure 5.7%
Chuy’s Holdings, Inc.*	202,883	6,045,913
Panera Bread Co., Class A*	58,295	18,227,681
Texas Roadhouse, Inc.	177,810	8,335,733

		32,609,327

Internet Software & Services 1.4%
Envestnet, Inc.* (a)	238,089	8,285,497

IT Services 1.5%
ExlService Holdings, Inc.*	186,481	8,897,008

Leisure Products 1.2%
Nautilus, Inc.*	366,589	6,671,920

Life Sciences Tools & Services 3.3%
Bio-Techne Corp.	102,486	10,974,201
PAREXEL International Corp.*	128,813	8,222,134

		19,196,335

Machinery 9.2%
Barnes Group, Inc.	216,046	11,876,049
Donaldson Co., Inc.	219,180	10,143,650
Middleby Corp. (The)*	94,024	12,799,487
Proto Labs, Inc.*	99,456	5,768,448
RBC Bearings, Inc.*	123,380	12,375,014

		52,962,648

Professional Services 1.4%
Exponent, Inc. (a)	130,484	7,979,097

Road & Rail 2.2%
Genesee & Wyoming, Inc., Class A*	82,010	5,556,997
Marten Transport Ltd.	278,206	6,899,509

		12,456,506

Semiconductors & Semiconductor Equipment 0.5%
Monolithic Power Systems, Inc.	30,610	2,800,815

Software 13.1%
Blackbaud, Inc. (a)	182,511	14,675,709
Bottomline Technologies de, Inc.*	213,121	4,965,719
Ellie Mae, Inc.* (a)	81,696	8,313,385
Fair Isaac Corp.	81,174	10,997,454
Paycom Software, Inc.* (a)	171,019	10,303,895

6

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Geneva Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Software (continued)
Tyler Technologies, Inc.*	95,173	$15,569,351
Ultimate Software Group, Inc. (The)*	50,877	10,311,242

		75,136,755

Specialty Retail 1.8%
Hibbett Sports, Inc.* (a)	110,948	2,884,648
Monro Muffler Brake, Inc.	149,916	7,773,145

		10,657,793

Technology Hardware, Storage & Peripherals 1.5%
Electronics For Imaging, Inc.*	187,525	8,584,894

Thrifts & Mortgage Finance 1.1%
BofI Holding, Inc.*	267,968	6,401,755

Trading Companies & Distributors 1.6%
Beacon Roofing Supply, Inc.*	181,048	8,974,549

Total Common Stocks (cost $442,942,327)		547,315,486

Investment Company 0.0%†

Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio — Institutional Class, 0.65% (b)(c)	45,278	45,278

Total Investment Company (cost $45,278)		45,278

Repurchase Agreement 0.1%

	Principal Amount

Royal Bank of Canada, 0.77%, dated 04/28/17, due 05/01/17, repurchase price $521,866, collateralized by U.S. Treasury notes, ranging from 1.13% - 1.50%, maturing 05/31/20 - 02/28/21; total market value $532,483. (c)(d)	$521,832	521,832

Total Repurchase Agreement (cost $521,832)		521,832

Total Investments (cost $443,509,437) (e) — 95.3%		547,882,596

Other assets in excess of liabilities — 4.7%		27,081,280

NET ASSETS — 100.0%		$574,963,876

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $60,022,838, which was collateralized by a money market fund and a repurchase agreement with a value of $45,278 and $521,832, respectively, and $61,294,775 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 06/01/17 - 05/15/43; a total value of $61,861,885.

(b)	Represents 7-day effective yield as of April 30, 2017.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2017 was $567,110.

(d)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

Ltd.	Limited

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Geneva Small Cap Growth Fund
Assets:
Investments, at value* (cost $442,987,605)	$547,360,764
Repurchase agreement, at value (cost $521,832)	521,832

Total Investments, at value (total cost $443,509,437)	547,882,596

Cash	11,562,052
Interest and dividends receivable	20,868
Security lending income receivable	6,421
Receivable for investments sold	15,177,830
Receivable for capital shares issued	2,211,644
Prepaid expenses	49,976

Total Assets	576,911,387

Liabilities:
Payable for capital shares redeemed	844,274
Payable upon return of securities loaned (Note 2)	567,110
Accrued expenses and other payables:
Investment advisory fees	379,701
Fund administration fees	30,238
Distribution fees	48,708
Administrative servicing fees	53,416
Accounting and transfer agent fees	1,409
Trustee fees	1,020
Custodian fees	203
Compliance program costs (Note 3)	216
Professional fees	11,863
Printing fees	5,814
Other	3,539

Total Liabilities	1,947,511

Net Assets	$574,963,876

Represented by:
Capital	$459,832,959
Accumulated distributions in excess of net investment loss	(4,020,030)
Accumulated net realized gains from investments	14,777,788
Net unrealized appreciation/(depreciation) from investments	104,373,159

Net Assets	$574,963,876

Net Assets:
Class A Shares	$93,764,999
Class C Shares	37,189,226
Class R6 Shares	43,365,872
Institutional Service Class Shares	400,643,779

Total	$574,963,876

*	Includes value of securities on loan of $60,022,838 (Note 2).

8

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Geneva Small Cap Growth Fund
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,860,620
Class C Shares	781,543
Class R6 Shares	836,610
Institutional Service Class Shares	7,760,427

Total	11,239,200

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$50.39
Class C Shares (b)	$47.58
Class R6 Shares	$51.84
Institutional Service Class Shares	$51.63
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$53.46

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

9

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Geneva Small Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$1,123,785
Interest income	53,602
Income from securities lending (Note 2)	27,158

Total Income	1,204,545

EXPENSES:
Investment advisory fees	2,118,923
Fund administration fees	96,892
Distribution fees Class A	107,169
Distribution fees Class C	170,808
Administrative servicing fees Class A	52,074
Administrative servicing fees Class C	15,131
Administrative servicing fees Institutional Service Class	181,107
Registration and filing fees	41,719
Professional fees	20,376
Printing fees	23,096
Trustee fees	7,369
Custodian fees	6,940
Accounting and transfer agent fees	24,940
Compliance program costs (Note 3)	1,156
Other	8,226

Total Expenses	2,875,926

NET INVESTMENT LOSS	(1,671,381)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	15,292,062
Net change in unrealized appreciation/(depreciation) from investments	71,932,172

Net realized/unrealized gains from investments	87,224,234

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$85,552,853

The accompanying notes are an integral part of these financial statements.

10

Statements of Changes in Net Assets

	Nationwide Geneva Small Cap Growth Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment loss	$(1,671,381)	$(2,564,408)
Net realized gains from investments	15,292,062	737,630
Net change in unrealized appreciation/(depreciation) from investments	71,932,172	3,076,416

Change in net assets resulting from operations	85,552,853	1,249,638

Distributions to Shareholders From:
Net realized gains:
Class A	(139,971)	(3,166,731)
Class C	(59,320)	(1,139,308)
Class R6 (a)	(73,671)	(1,505,659)
Institutional Service Class	(559,568)	(8,366,425)

Change in net assets from shareholder distributions	(832,530)	(14,178,123)

Change in net assets from capital transactions	39,041,267	187,982,297

Change in net assets	123,761,590	175,053,812

Net Assets:
Beginning of period	451,202,286	276,148,474

End of period	$574,963,876	$451,202,286

Accumulated distributions in excess of net investment loss at end of period	$(4,020,030)	$(2,348,649)

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$15,452,563	$50,715,628
Dividends reinvested	137,508	3,143,285
Cost of shares redeemed	(15,705,677)	(30,124,727)

Total Class A Shares	(115,606)	23,734,186

Class C Shares
Proceeds from shares issued	5,404,404	15,158,921
Dividends reinvested	53,987	1,064,204
Cost of shares redeemed	(4,236,387)	(5,285,066)

Total Class C Shares	1,222,004	10,938,059

Class R6 Shares (a)
Proceeds from shares issued	10,642,602	23,095,066
Dividends reinvested	66,308	1,385,013
Cost of shares redeemed	(14,451,277)	(12,492,935)

Total Class R6 Shares	(3,742,367)	11,987,144

Institutional Service Class Shares
Proceeds from shares issued	118,201,842	239,666,420
Dividends reinvested	487,703	7,730,950
Cost of shares redeemed	(77,012,309)	(106,074,462)

Total Institutional Service Class Shares	41,677,236	141,322,908

Change in net assets from capital transactions	$39,041,267	$187,982,297

11

Statements of Changes in Net Assets (Continued)

	Nationwide Geneva Small Cap Growth Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
SHARE TRANSACTIONS:
Class A Shares
Issued	321,558	1,200,643
Reinvested	2,922	74,556
Redeemed	(332,171)	(720,615)

Total Class A Shares	(7,691)	554,584

Class C Shares
Issued	119,308	376,359
Reinvested	1,212	26,466
Redeemed	(94,568)	(130,744)

Total Class C Shares	25,952	272,081

Class R6 Shares (a)
Issued	217,067	524,858
Reinvested	1,372	32,105
Redeemed	(296,191)	(289,368)

Total Class R6 Shares	(77,752)	267,595

Institutional Service Class Shares
Issued	2,422,286	5,535,439
Reinvested	10,129	179,706
Redeemed	(1,558,050)	(2,484,914)

Total Institutional Service Class Shares	874,365	3,230,231

Total change in shares	814,874	4,324,491

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

12

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Geneva Small Cap Growth Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Loss to Average Net Assets (e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$42.70	(0.19)	7.96	7.77	(0.08)	(0.08)	–	$50.39	18.21%	(h)	$93,764,999	1.27%	(0.80%	)	1.27%	9.67%
Year Ended October 31, 2016	$44.80	(0.36)	0.42	0.06	(2.16)	(2.16)	–	$42.70	0.20%	(h)	$79,769,181	1.31%	(0.86%	)	1.31%	15.18%
Year Ended October 31, 2015	$42.54	(0.43)	5.23	4.80	(2.54)	(2.54)	–	$44.80	12.27%	(h)	$58,860,727	1.43%	(1.00%	)	1.43%	31.89%
Period Ended October 31, 2014 (i)	$39.92	(0.13)	2.75	2.62	–	–	–	$42.54	6.56%		$32,021,519	1.62%	(1.29%	)	1.66%	7.48%
Year Ended July 31, 2014	$40.05	(0.49)	1.76	1.27	(1.40)	(1.40)	–	$39.92	2.94%		$27,931,521	1.59%	(1.15%	)	1.61%	27.16%
Year Ended July 31, 2013	$31.36	(0.42)	10.63	10.21	(1.52)	(1.52)	–	$40.05	33.86%		$24,629,215	1.62%	(1.21%	)	1.88%	30.00%
Year Ended July 31, 2012	$30.87	(0.38)	1.80	1.42	(0.93)	(0.93)	–	$31.36	4.69%		$9,925,067	1.62%	(1.26%	)	2.07%	45.00%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$40.46	(0.34)	7.54	7.20	(0.08)	(0.08)	–	$47.58	17.80%	(h)	$37,189,226	1.98%	(1.52%	)	1.98%	9.67%
Year Ended October 31, 2016	$42.88	(0.65)	0.39	(0.26)	(2.16)	(2.16)	–	$40.46	(0.57%	)	$30,572,627	2.05%	(1.60%	)	2.05%	15.18%
Year Ended October 31, 2015	$41.10	(0.71)	5.03	4.32	(2.54)	(2.54)	–	$42.88	11.49%		$20,731,518	2.16%	(1.70%	)	2.16%	31.89%
Period Ended October 31, 2014 (i)	$38.62	(0.19)	2.67	2.48	–	–	–	$41.10	6.42%		$15,922,693	2.22%	(1.89%	)	2.36%	7.48%
Year Ended July 31, 2014	$39.04	(0.73)	1.71	0.98	(1.40)	(1.40)	–	$38.62	2.26%		$15,458,648	2.22%	(1.78%	)	2.26%	27.16%
Year Ended July 31, 2013	$30.78	(0.62)	10.40	9.78	(1.52)	(1.52)	–	$39.04	33.08%		$11,961,250	2.22%	(1.81%	)	2.38%	30.00%
Year Ended July 31, 2012	$30.49	(0.56)	1.78	1.22	(0.93)	(0.93)	–	$30.78	4.09%		$3,798,576	2.22%	(1.86%	)	2.57%	45.00%

Class R6 Shares (j)
Six Months Ended April 30, 2017 (Unaudited)	$43.83	(0.10)	8.19	8.09	(0.08)	(0.08)	–	$51.84	18.47%	(h)	$43,365,872	0.90%	(0.43%	)	0.90%	9.67%
Year Ended October 31, 2016	$45.78	(0.21)	0.42	0.21	(2.16)	(2.16)	–	$43.83	0.54%	(h)	$40,080,981	0.94%	(0.49%	)	0.94%	15.18%
Year Ended October 31, 2015	$43.25	(0.32)	5.39	5.07	(2.54)	(2.54)	–	$45.78	12.72%		$29,607,199	0.94%	(0.71%	)	0.94%	31.89%
Period Ended October 31, 2014 (i)	$40.54	(0.09)	2.80	2.71	–	–	–	$43.25	6.68%		$681,379	1.22%	(0.90%	)	1.28%	7.48%
Period Ended July 31, 2014 (k)	$43.05	(0.28)	(0.83)	(1.11)	(1.40)	(1.40)	–	$40.54	(2.79%	)	$483,778	1.18%	(0.77%	)	1.18%	27.16%

Institutional Service Class Shares (l)
Six Months Ended April 30, 2017 (Unaudited)	$43.68	(0.13)	8.16	8.03	(0.08)	(0.08)	–	$51.63	18.39%		$400,643,779	1.00%	(0.54%	)	1.00%	9.67%
Year Ended October 31, 2016	$45.67	(0.26)	0.43	0.17	(2.16)	(2.16)	–	$43.68	0.45%		$300,779,497	1.04%	(0.59%	)	1.04%	15.18%
Year Ended October 31, 2015	$43.19	(0.31)	5.33	5.02	(2.54)	(2.54)	–	$45.67	12.61%		$166,949,030	1.16%	(0.71%	)	1.16%	31.89%
Period Ended October 31, 2014 (i)	$40.50	(0.11)	2.80	2.69	–	–	–	$43.19	6.64%		$109,266,656	1.37%	(1.04%	)	1.38%	7.48%
Year Ended July 31, 2014	$40.51	(0.37)	1.76	1.39	(1.40)	(1.40)	–	$40.50	3.21%		$97,340,606	1.30%	(0.86%	)	1.33%	27.16%
Year Ended July 31, 2013	$31.63	(0.34)	10.74	10.40	(1.52)	(1.52)	–	$40.51	34.18%		$73,085,618	1.36%	(0.95%	)	1.63%	30.00%
Year Ended July 31, 2012	$31.04	(0.30)	1.82	1.52	(0.93)	(0.93)	–	$31.63	4.99%		$25,370,929	1.35%	(0.99%	)	1.82%	45.00%
Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i)	For the period from August 1, 2014 through October 31, 2014.
(j)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(k)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.
(l)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

13

Notes to Financial Statements

April 30, 2017 (Unaudited)

1.  Organization

Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2017, the Trust operates fifty-three (53) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Nationwide Geneva Small Cap Growth Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

The Fund currently offers Class A, Class C, Class R6 and Institutional Service Class shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.

The Fund is a diversified fund, as defined in the 1940 Act.

Effective February 28, 2017, Institutional Class shares were renamed Class R6 shares.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair market value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

14

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

15

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

The following table provides a summary of the inputs used to value the Fund’s net assets as of April 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$547,315,486	$—	$—	$547,315,486
Investment Company	45,278	—	—	45,278
Repurchase Agreement	—	521,832	—	521,832
Total	$547,360,764	$521,832	$—	$547,882,596

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended April 30, 2017, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Securities Lending

During the six months ended April 30, 2017, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total assets of the Fund, to brokers, dealers, and other financial institutions.

Brown Brothers Harriman & Co. (“BBH”) serves as securities lending agent for the securities lending program for the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from BBH equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on the difference between the income earned on the investment of cash collateral received from borrowers and the cash collateral fee, or a percentage of the loan fee charged to the borrower with respect to the receipt of non-cash collateral.

In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2017, which were comprised of cash, were as follows:

Amount of Liabilities Presented in the Statement of Assets and Liabilities
$567,110

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of

16

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Agency Agreement.

At April 30, 2017, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

(c)	Joint Repurchase Agreement

During the six months ended April 30, 2017, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At April 30, 2017, the joint repo on a gross basis was as follows:

Royal Bank of Canada, 0.77%, dated 04/28/17, due 05/01/17, repurchase price $271,717,432, collateralized by U.S. Treasury Notes, ranging from 1.13% — 1.50%, maturing 5/31/20 — 02/28/21; total market value $277,245,223.

At April 30, 2017, the Fund’s investment in the joint repo was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repo was as follows:

				Gross Amount not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amount of Recognized Assets	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
Royal Bank of Canada	$521,832	$—	$521,832	$(521,832)	$—

Amounts designated as “—” are zero.

17

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

*	At April 30, 2017, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repo. Please refer to the Statement of Investments for the Fund’s undivided interest in the joint repo and related collateral.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Fund’s Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Fund’s Statement of Operations.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(f)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(g)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

18

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Henderson Geneva Capital Management Ltd. (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended April 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $250 million	0.84%
$250 million up to $500 million	0.79%
$500 million and more	0.74%

For the six months ended April 30, 2017, the Fund’s effective advisory fee rate was 0.81%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.22% for all share classes until February 28, 2018.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of April 30, 2017, there were no cumulative potential reimbursements which could be reimbursed to NFA.

Pursuant to the Expense Limitation Agreement, during the six months ended April 30, 2017, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a

19

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

For the six months ended April 30, 2017, NFM earned $96,892 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $6 to $21 per customer per year.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2017, the Fund’s portion of such costs amounted to $1,156.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class A shares and 1.00% of Class C shares of the Fund. For Class C Shares, 0.25% of the rate may be a service fee and 0.75% may be a distribution fee.

Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Fund in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Fund. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Fund. The Fund’s Class A sales charges range from 0.00% to 5.75% based on the amount of the purchase. During the six months ended April 30, 2017, the Fund imposed front-end sales charges of $197,014. From these fees, NFD retained a portion amounting to $24,701.

NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class C shares made within 1 year of purchase. Applicable CDSCs are 1.00% for both Class A and Class C shares. During the six months ended April 30, 2017, the Fund imposed CDSCs of $44. NFD retained all of the CDSCs imposed by the Fund.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A, Class C, and Institutional Service Class shares of the Fund. For the six months ended April 30, 2017, the effective rate for administrative services fees was 0.12%, 0.09%, and 0.10% for Class A, Class C, and Institutional Service Class shares, respectively, for a total amount of $248,312.

20

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

As of April 30, 2017, NFA or its affiliates directly held 0.05% of the shares outstanding of the Fund.

4.  Line of Credit

The Trust and NVIT (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held or owing by such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 13, 2017. During the six months ended April 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended April 30, 2017, the Fund had purchases of $78,006,597 and sales of $48,356,314 (excluding short-term securities).

6.  Portfolio Investment Risks

Other

The Trust may invest through an omnibus account at BBH any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Government Portfolio, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Investments Money Market Government Portfolio, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the SEC voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

21

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

9.  Other

As of April 30, 2017, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Fund. The Fund had 2 accounts holding 37.41% of the total outstanding shares of the Fund.

10.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. During the six months ended April 30, 2017, the Fund recaptured $7,072 of brokerage commissions.

11.  Federal Tax Information

As of April 30, 2017, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$444,038,393	$113,604,763	$(9,760,560)	$103,844,203

12.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

22

Supplemental Information

April 30, 2017 (Unaudited)

Nationwide Amundi Global High Yield Fund

Nationwide Amundi Strategic Income Fund

Nationwide Bailard Cognitive Value Fund

Nationwide Bailard Emerging Markets Equity Fund

Nationwide Bailard International Equities Fund

Nationwide Bailard Technology & Science Fund

Nationwide Bond Fund

Nationwide Core Plus Bond Fund

Nationwide Emerging Markets Debt Fund

Nationwide Fund

Nationwide Global Equity Fund

Nationwide Government Bond Fund

Nationwide Growth Fund

Nationwide Geneva Mid Cap Growth Fund

Nationwide Geneva Small Cap Growth Fund

Nationwide High Yield Bond Fund

Nationwide HighMark California Intermediate Tax Free Bond Fund

Nationwide HighMark Bond Fund

Nationwide HighMark Large Cap Core Equity Fund

Nationwide HighMark National Intermediate Tax Free Bond Fund

Nationwide HighMark Short Term Bond Fund

Nationwide HighMark Small Cap Core Fund

Nationwide Inflation-Protected Securities Fund

Nationwide Government Money Market Fund

Nationwide Portfolio Completion Fund

Nationwide Small Company Growth Fund

Nationwide U.S. Small Cap Value Fund

Nationwide Ziegler Equity Income Fund

Nationwide Ziegler Wisconsin Tax Exempt Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

23

Supplemental Information (Continued)

April 30, 2017 (Unaudited)

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser, and the Adviser’s and the Sub-Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

24

Supplemental Information (Continued)

April 30, 2017 (Unaudited)

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

In their consideration of the sub-advisory agreement with HighMark Capital Management, Inc. (“HighMark”), the Trustees considered information provided by the Adviser regarding the Adviser’s business relations with the HighMark organization. The Trustees considered that the Adviser has agreed, through September 2018, to pay HighMark a termination fee if it terminates or recommends termination of HighMark as a Sub-Adviser to a Fund, other than the Nationwide HighMark Bond Fund, and considered the potential conflict of interest presented by that agreement. The Trustees noted the Adviser’s statements that the termination fee would not apply in the case of any termination for cause, such as failure of a Fund to meet certain performance standards, and the Adviser’s statement that it will apply the same standards in its oversight of HighMark that it applies to all other Sub-Advisers.

Funds without identified performance or expense challenges

Nationwide Amundi Global High Yield Fund, Nationwide Amundi Strategic Income Fund, Nationwide Bailard Cognitive Value Fund, Nationwide Bailard International Equities Fund, Nationwide Bailard Technology & Science Fund, Nationwide Fund, Nationwide Government Bond Fund, Nationwide Growth Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide HighMark Large Cap Core Equity Fund, Nationwide HighMark Short Term Bond Fund, Nationwide Inflation-Protected Securities Fund, and Nationwide Ziegler Equity Income Fund.

Performance

The Trustees noted that each of these Funds, except for the Nationwide Amundi Global High Yield Fund and Nationwide Amundi Strategic Income Fund, ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period with respect to Nationwide HighMark Large Cap Core Equity Fund, Nationwide HighMark Short Term Bond Fund, and Nationwide Ziegler Equity Income Fund, each of which commenced operations in September 2013). As to Nationwide Amundi Global High Yield Fund and Nationwide Amundi Strategic Income Fund, the Trustees considered that each Fund had only been in operation for a relatively short period of time as each Fund commenced operations in November 2015, and as a result they made no formal performance determination with respect to those Funds.

Actual Advisory Fee and Total Expense Ratio

The Trustees also noted that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of these Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Broadridge expense group.

The Trustees determined that each Fund’s levels of performance and expenses generally supported a recommendation to continue the Fund’s Advisory Agreements.

25

Supplemental Information (Continued)

April 30, 2017 (Unaudited)

Funds with expense challenges but without identified performance challenges

Nationwide Core Plus Bond Fund, Nationwide Emerging Markets Debt Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide HighMark Bond Fund, Nationwide HighMark Small Cap Core Fund, Nationwide Government Money Market Fund, Nationwide Small Company Growth Fund, and Nationwide U.S. Small Cap Value Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period for Nationwide HighMark Bond Fund and Nationwide HighMark Small Cap Core Fund). As to Nationwide Emerging Markets Debt Fund, the Trustees considered that the fund had commenced operations in February 2016 and additional time would be necessary to evaluate its performance. The Trustees determined that each Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

Actual Advisory Fee and Total Expense Ratio

The Trustees noted that each Fund’s actual advisory fee rate did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered, however, that the total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for each Fund, except for Nationwide HighMark Small Cap Core Fund and Nationwide Government Money Market Fund, ranked within the top three quintiles of the Fund’s Broadridge expense group.

Nationwide Core Plus Bond Fund and Nationwide Emerging Markets Debt Fund. The Trustees noted the Adviser’s statement that each Fund’s actual advisory fee, although in the fourth comparative quintile, was less than one basis point above the 60th percentile of its Broadridge expense group.

Nationwide Geneva Small Cap Growth Fund. The Trustees noted the Adviser’s statement that the Fund’s actual advisory fee, although in the fourth comparative quintile, was 2.9 basis points above the 60th percentile of its Broadridge expense group.

Nationwide HighMark Small Cap Core Fund. The Trustees considered that the Adviser had agreed to implement a five-basis point reduction in the Fund’s advisory fee effective May 1, 2017, which, according to the Adviser, would have caused the Fund’s actual advisory fee and total expense ratio to be ranked within the top three quartiles of the Fund’s Broadridge expense group, if the reduction had been in effect for the measuring period.

Nationwide HighMark Bond Fund. The Trustees considered that the Adviser had agreed to implement a three-basis point reduction in the Fund’s advisory fee effective May 1, 2017, which, according to the Adviser, would have caused the Fund’s actual advisory fee to be ranked within the top three quartiles of the Fund’s Broadridge expense group, if the reduction had been in effect for the measuring period.

Nationwide Government Money Market Fund. The Trustees considered that the Adviser had implemented a ten-basis point advisory fee reduction in connection with the Fund’s transition to a government money market fund effective March 9, 2017, and reported to the Trustees that it would continue to review the expenses of the Fund in the coming year in light of developments in the market for comparable funds.

Nationwide Small Company Growth Fund. The Trustees noted the Adviser’s statement that the Fund’s actual advisory fee, although in the fourth comparative quintile, was just over two basis points basis points above the 60th percentile of its Broadridge expense group.

Nationwide U.S. Small Cap Value Fund. The Trustees considered that the Adviser had agreed to implement a five-basis point reduction in the Fund’s advisory fee effective May 1, 2017, which, according to the Adviser, would have caused the Fund’s actual advisory fee to be ranked within the top three quartiles of the Fund’s Broadridge expense group, if the reduction had been in effect for the measuring period.

26

Supplemental Information (Continued)

April 30, 2017 (Unaudited)

Funds with performance challenges but without identified expense challenges

Nationwide Bailard Emerging Markets Equity Fund, Nationwide Bond Fund, Nationwide Global Equity Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, Nationwide HighMark National Intermediate Tax Free Bond Fund, and Nationwide Portfolio Completion Fund.

Performance

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period with respect to Nationwide Bailard Emerging Markets Equity Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, and Nationwide HighMark National Intermediate Tax Free Bond Fund, each of which commenced operations in 2014). In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

Nationwide Bailard Emerging Markets Equity Fund. The Trustees considered that the Fund has been in operation for less than a three-year period, and was being evaluated instead on the basis of its two-year performance. The Trustees considered the Adviser’s statements that the Fund had underperformed primarily due to the Sub-Adviser’s stock selections, but that the Sub-Adviser’s stock selection process had improved over time and that the Adviser continues to have confidence in the Sub-Adviser.

Nationwide HighMark California Intermediate Tax Free Bond Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was due largely to its relatively conservative position in anticipation of rising interest rates and its bias to higher credits. They considered the Adviser’s statement that it considers the Sub-Adviser’s performance to be consistent with a core, high quality, low volatility investment approach. They also considered the Adviser’s statement that it would continue to monitor the Fund’s performance closely going forward.

Nationwide HighMark National Intermediate Tax Free Bond Fund. The Trustees considered the Adviser’s statements that the Fund underperformed largely due to its relatively defensive position as to interest rate risk, but that this portfolio position is generally consistent with the Fund’s core, high-quality, low-volatility approach. They also considered the Adviser’s statement that it would continue to monitor the Fund’s performance closely going forward.

Nationwide Bond Fund. The Trustees considered the Adviser’s statements that the Fund’s underperformance was the result of its sector allocations and the Fund’s relatively conservative allocations in a market that generally has rewarded more aggressive investment approaches, but that the Funds’ investments have performed appropriately in light of the Fund’s risk profile and investment strategy.

Nationwide Global Equity Fund. The Trustees considered the change in the Sub-Adviser’s investment management team in December 2015 and the Adviser’s statements regarding the Fund’s recent favorable investment performance under the new team’s investment strategy. The Trustees determined to monitor developments in respect of the Fund closely in light of its performance challenges.

Nationwide Portfolio Completion Fund. The Trustees noted that there are six asset classes represented within the Fund, selected by the Adviser to provide indirect exposure to alternative asset classes for funds-of-funds investing in this Fund. The Trustees considered the Adviser’s statements that the Fund is intended to provide diversifying exposures within the Nationwide funds-of-funds and that the Fund’s performance should be evaluated in light of that intention; and that the Fund’s assets allocated to the various alternative asset classes represented in the Fund’s portfolio performed in accordance with the Adviser’s expectations for this purpose.

27

Supplemental Information (Continued)

April 30, 2017 (Unaudited)

Actual Advisory Fees and Total Expense Ratio

The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Broadridge expense group.

Funds with performance and expense challenges

Nationwide High Yield Bond Fund and Nationwide Ziegler Wisconsin Tax Exempt Fund.

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees noted that, although each Fund’s actual advisory fee rate ranked within the top three quintiles of the Fund’s Broadridge expense group, each Fund’s total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group.

Nationwide High Yield Bond Fund. As to the Fund’s performance, the Trustees took into consideration the Adviser’s observation that the Fund’s overweight and underweight allocations to the energy sector over the course of the reporting period and some difficulty managing significant outflows had resulted in underperformance relative to its peers. They noted the Adviser’s statement that it had determined to recommend replacing the Fund’s current Sub-Adviser in light of the Fund’s performance.

As to the Fund’s expenses, the Trustees noted the Adviser’s statement that the Fund’s total expense ratio (including 12b-1 fees/non-12b-1 fees) was less than one basis point above the 60th percentile of its Broadridge expense group.

Nationwide Ziegler Wisconsin Tax Exempt Fund. As to the Fund’s performance, the Trustees considered the Adviser’s statements that a substantial portion of the Fund’s underperformance was attributable to the Fund’s holdings of Puerto Rican bonds, which detracted significantly from performance, and that the Fund has reduced significantly its holdings in Puerto Rican bonds. They also considered the Adviser’s statement that the Fund’s performance improved significantly in the past year. They considered the Adviser’s view that the Fund continues to meet a market need, and the Adviser’s recommendation that no changes be implemented in respect of the Fund, although the Adviser will continue to monitor the Fund’s portfolio and performance closely.

As to the Fund’s expenses, the Trustees considered that the Fund’s actual advisory fee was ranked in the third quintile of its Broadridge expense group. The Trustees noted that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) ranked in the fifth quintile of the Fund’s Broadridge expense group. They noted in this regard the relatively small size of the Fund and the substantial fee waiver/expense limitation the Adviser has implemented for the Fund.

-    -    -

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of Nationwide Emerging Markets Debt Fund, Nationwide Amundi Strategic Income Fund, and Nationwide Amundi Global High Yield Fund, is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Trustees determined to continue to monitor the fees paid by Nationwide Emerging Markets Debt Fund, Nationwide Amundi Strategic Income Fund, and Nationwide Amundi Global High Yield Fund to determine whether breakpoints might be appropriate.

-    -    -

28

Supplemental Information (Continued)

April 30, 2017 (Unaudited)

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

29

Management Information

April 30, 2017

Trustees and Officers of the Trust

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 53 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.

30

Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112

Director of

Dentsply

International,

Inc. (dental

products)

from 2002 to present, Ultralife

Batteries, Inc. from

2004 to 2010,

Albany International

Corp. (paper

industry)

from 2005 to 2013,

Terex Corporation

(construction

equipment) from 2004 to present, and Minerals

Technology,

Inc. (specialty chemicals) from 2005 to 2014.

					Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

31

Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	112	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

32

Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

33

Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	112

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide

Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation

2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

34

Management Information (Continued)

April 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Thomas R. Hickey 1952	Senior Vice President, Head of Asset Strategies and Portfolio Manager since December 2015	Mr. Hickey is Head of Asset Strategies and Portfolio Manager for the Nationwide Funds Group[2], and is an Associate Vice President of Nationwide Mutual Insurance Company[2].

35

Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President and Head of Investment Strategies for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

36

Market Index Definitions

Bloomberg Barclays Municipal Bond Index: An unmanaged, market value-weighted index of fixed-rate investment-grade municipal bonds with a minimum credit rating of Baa3 and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Bloomberg Barclays US 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays US 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of US Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that tracks total returns for external-currency-denominated debt instruments of the emerging markets: Brady bonds, loans, eurobonds, and US dollar-denominated local market instruments.

Bloomberg Barclays US Aggregate Bond Index: An unmanaged, market value-weighted index of US dollar-denominated, investment-grade, fixed-rate, taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays US Corporate High Yield Index: An unmanaged index comprising issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA IndexSM: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

37

Market Index Definitions (con’t.)

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

38

Glossary

Definitions of some commonly used investment terms

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities their principal and earned interest.

Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed-income (bonds) and cash equivalents (money market securities).

Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up process: A method of investing that involves the selection of equity securities based on their individual attributes regardless of broader national or economic factors.

Common stock: Securities representing shares of ownership in a corporation.

Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. Frontier market countries typically are emerging market countries that are considered to be among the smallest, least mature and least liquid.

Equity securities: Securities that represent an ownership interest in the issuer. Common stock is the most common type of equity securities.

39

Glossary (con’t.)

Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as they are bought and sold.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times, and the principal at maturity.

Futures: Contracts that obligate the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on the underlying asset) at a specified price on the contract’s maturity date.

Growth style: Investing in equity securities of companies that the Fund’s manager believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.

Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation, which means that the prices of goods and services are declining.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.

Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s, Standard & Poor’s and Fitch.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Mortgage-backed securities: Fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

40

Glossary (con’t.)

Repurchase agreements: An agreement under which a fund enters into a contract with a broker-dealer or a bank for the purchase of securities, and in return the broker-dealer or bank agrees to repurchase the same securities at a specified date and price.

Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Subadviser: An asset management firm hired by a mutual fund’s advisor to handle the day-to-day management of the fund. The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in a fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.

Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.

Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy, 2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.

U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States. Therefore, such securities may not be supported by the full faith and credit of the United States.

Value style: Investing in equity securities that a Fund’s manager believes are undervalued, i.e., the securities are priced at less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of the Fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that the Fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the Fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

41

P.O. Box 701

Milwaukee, WI 53201-0701

nationwide.com/mutualfunds

Call 800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/mutualfunds. These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Distributor

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Oh. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. © 2017

SAR-HM-SCG (6/17)

Semiannual Report

April 30, 2017 (Unaudited)

Nationwide Mutual Funds

Alternative Allocation Funds

Nationwide Portfolio Completion Fund

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.gov.

Nationwide Funds® Semiannual Report

Nationwide Funds®

Message to Investors

April 30, 2017

Dear Investor,

During the semiannual period ended April 30, 2017, investor attention has been focused heavily on equities, which is not surprising given their strong run during this period, with the benchmark S&P 500 Index being up around 13% since the presidential election. Healthy fundamentals present in the current U.S. economy are creating a solid backdrop for continued equity returns.

The recovery in corporate profits that began in mid-2016 has continued into 2017. Earnings and revenues continue to grow at a steady clip thanks to a firming global economy and relative stability in foreign exchange and commodities markets.

Internationally, “Brexit” has officially begun in the U.K., but the market’s lackluster response to the formal start of Britain’s divorce from the European Union shows investors have tempered their expectations about the potential repercussions. Similar to the U.S. market reaction to President Trump’s victory, as more international political uncertainty dissipates, international investors can begin to focus on economic fundamentals in these markets.

Continuing our efforts to expand our global offerings to investors, in December 2016 we launched the Nationwide International Small Cap Fund, subadvised by Wellington Management Company LLP, which offers investors the opportunity to diversify their international equity exposure with the objective of providing long-term capital growth.

Emerging markets continue to outgrow more mature economies by a healthy margin and are accounting for an increasing share of the total world economy. Although these economies will likely remain more volatile than more developed markets, they should continue to reward long-term investors due to their inherent structural advantages.

Tax reform has also been in the headlines lately. Lower corporate and personal tax rates would put more money in the hands of individuals and businesses, potentially increasing consumer spending and business investment that could boost economic growth in the near term.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both domestic and global, and are committed to helping them make informed investment decisions.

As always, we appreciate your continued trust and thank you for investing in Nationwide Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Funds

1

Economic Review

During the semiannual period ended April 30, 2017, equity markets rallied sharply as an improving economic and earnings environment teamed with optimism for pro-growth policies by the new U.S. administration drove equity returns. Fixed-income assets, however, were negatively affected by a rising-interest-rate environment. Domestic equities were quite strong, with the S&P 500® Index (S&P 500) returning 13.32% for the reporting period, establishing all-time highs as a result of the 11.43% return between the election and the end of the reporting period. International markets also were quite strong, though they slightly underperformed the S&P 500, as economic data moved sharply higher during the period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 11.47% for the period, while the MSCI Emerging Markets® Index was a bit lower at 8.88%. Fixed-income investment returns were mixed during the period, as tightening credit spreads helped to offset the impact of rising interest rates.

In the United States, equity markets showed particular strength through February 2017, though performance was more mixed in March and April as the initial optimism for economic growth driven by policy programs was muted by the realities of the political process. Gross domestic product (GDP) growth slowed during the reporting period, with 2.1% in the fourth quarter of 2016 as compared to and 0.7% in the first quarter of 2017. Current expectations are for an acceleration throughout 2017, with GDP of 2.9%, 2.3% and 2.2% expected, respectively, for the next three quarters. Earnings saw a dramatic turnaround during the reporting period; declining earnings for five straight quarters ended in the second quarter of 2016 and led into 4% growth in the third quarter, 5% in the fourth quarter and an estimated 13% in the first quarter of 2017.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in December 2016 and again in March 2017. Inflation is moving toward the Fed’s 2% target, economic growth may show modest acceleration this year, and global deflationary risks have moderated, allowing the Federal Open Market Committee (FOMC) to target an additional two interest rate hikes by the end of calendar-year 2017. Long-term rates spiked during the reporting period, as investors saw the proposed initiatives by the Trump administration as driving economic growth, along with inflation.

The S&P 500 ended the semiannual reporting period near its all-time high.

By the start of the semiannual reporting period, the S&P 500 had experienced a near four-month period of weakness, as investors were unwilling to commit ahead of the presidential election. Immediately following the election, investors aggressively bought equities, as there was broad optimism that the priorities expressed by the Trump administration would result in growth. In addition, with the end of the election, investors were able to focus their attention on what was an improving economic and profits picture. The best-performing sectors were financials, technology and consumer discretionary, while the weakest were energy, telecommunications and real estate. Small-capitalization stocks substantially outperformed large-cap stocks, while growth outperformed value.

U.S. economic activity remains relatively supportive for equity market returns.

International stocks underperformed U.S. stocks during the reporting period, but at a much more modest level than the more substantial underperformance recorded during previous periods. The S&P 500 has outperformed the MSCI EAFE in 10 of the past 13 quarters, and in 25 of the 32 quarters since the market bottom in 2009. The first quarter of 2017, however, saw developed and emerging market international indexes substantially outperform the S&P 500. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors’ focus was turned to the regions’ acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative in contrast to the Fed, which is tightening policy.

2

Economic Review (con’t.)

Performance in fixed-income markets was mixed during the reporting period, as rising interest rates on the short and long ends of the yield curve offset the benefit of tightening credit spreads. The 10-year Treasury yield rose from 1.82% to 2.29%, though it was lower than the high of 2.62% seen in mid-March 2017. Short- and long-term rates rose roughly in line, with the spread between 10-year and 2-year Treasury bonds rising by 0.3%.

Index	Semiannual Total Return (as of April 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.24%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	-2.83%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	2.50%
Bloomberg Barclays Municipal Bond	-0.34%
Bloomberg Barclays U.S. Aggregate Bond	-0.67%
Bloomberg Barclays U.S. Corporate High Yield	5.30%
MSCI EAFE®	11.47%
MSCI Emerging Markets®	8.88%
MSCI World ex USA	10.84%
Russell 1000® Growth	15.23%
Russell 1000® Value	11.69%
Russell 2000®	18.37%
S&P 500®	13.32%

Source: Morningstar

3

Fund Overview	Nationwide Portfolio Completion Fund

Asset Allocation†

Short-Term Investment	80.2%
Common Stocks	10.6%
Structured Notes	4.7%
Credit Default Swaps	0.4%
Total Return Swap	0.2%
Futures Contracts	0.2%
Other assets in excess of liabilities	3.7%
100.0%

Top Industries††

Equity Real Estate Investment Trusts (REITs)	9.9%
Real Estate Management & Development	1.1%
Other Industries	89.0%
100.0%

Top Holdings††

JPMorgan U.S. Government Money Market Fund — Institutional Shares	84.0%
JPMorgan Chase Bank NA Commodity Note (indexed to the Bloomberg Roll Select Commodity Total Return Index)	3.2%
UBS AG Commodity Note (indexed to the Bloomberg Roll Select Commodity Return Index	1.8%
Simon Property Group, Inc.	0.6%
Public Storage	0.3%
Prologis, Inc.	0.3%
Welltower, Inc.	0.3%
Unibail-Rodamco SE	0.3%
AvalonBay Communities, Inc.	0.3%
Ventas, Inc.	0.3%
Other Holdings	8.6%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Percentages indicated are based upon total investments as of April 30, 2017.

4

Shareholder Expense Example	Nationwide Portfolio Completion Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Portfolio Completion Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	1,030.10	3.42	0.68
	Hypothetical	(a)(b)	1,000.00	1,021.42	3.41	0.68
Class C Shares	Actual	(a)	1,000.00	1,026.60	7.24	1.44
	Hypothetical	(a)(b)	1,000.00	1,017.65	7.20	1.44
Class R6 Shares(c)	Actual	(a)	1,000.00	1,031.20	2.01	0.40
	Hypothetical	(a)(b)	1,000.00	1,022.81	2.01	0.40
Institutional Service Class Shares	Actual	(a)	1,000.00	1,031.40	2.72	0.54
	Hypothetical	(a)(b)	1,000.00	1,022.12	2.71	0.54

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

5

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Portfolio Completion Fund

Common Stocks 10.6%

	Shares	Market Value

Equity Real Estate Investment Trusts (REITs) 9.5%
Acadia Realty Trust	5,201	$151,245
Activia Properties, Inc.	33	157,192
Advance Residence Investment Corp.	64	168,479
AEON REIT Investment Corp.	66	72,157
Alexandria Real Estate Equities, Inc.	4,601	517,659
American Assets Trust, Inc.	2,477	106,090
American Campus Communities, Inc.	7,004	331,920
American Homes 4 Rent, Class A	10,681	246,197
Apartment Investment & Management Co., Class A	8,161	356,962
Apple Hospitality REIT, Inc.	5,720	107,136
Artis REIT	4,200	41,783
Ascendas REIT	116,400	213,338
Ashford Hospitality Prime, Inc.	1,721	18,225
Ashford Hospitality Trust, Inc.	5,442	34,012
AvalonBay Communities, Inc.	6,676	1,267,372
Beni Stabili SpA SIIQ*	61,973	39,357
Big Yellow Group plc	6,290	63,056
Boardwalk REIT	1,300	43,856
Boston Properties, Inc.	7,853	994,190
Brandywine Realty Trust	10,113	171,618
British Land Co. plc (The)	54,931	467,087
Brixmor Property Group, Inc.	14,040	277,290
BWP Trust	17,300	37,817
Camden Property Trust	3,846	316,641
Canadian Apartment Properties REIT	3,100	76,918
Canadian REIT	1,300	47,027
CapitaLand Commercial Trust	110,300	128,190
CapitaLand Mall Trust	98,000	138,190
Care Capital Properties, Inc.	3,508	94,260
CBL & Associates Properties, Inc.	10,103	93,453
Cedar Realty Trust, Inc.	6,155	33,114
Champion REIT	17,000	11,054
Charter Hall Retail REIT	3,525	11,799
Chesapeake Lodging Trust	2,599	60,583
Cofinimmo SA	552	66,808
Colony Starwood Homes	4,365	150,898
Columbia Property Trust, Inc.	5,615	126,337
Corporate Office Properties Trust	4,330	141,764
Cousins Properties, Inc.	20,366	172,907
CubeSmart	9,314	236,017
Daiwa House REIT Investment Corp.	64	161,803
Daiwa Office Investment Corp.	17	82,827
DCT Industrial Trust, Inc.	4,614	233,284
DDR Corp.	18,352	198,385
Derwent London plc	6,832	260,433
Dexus Property Group	49,281	376,307
DiamondRock Hospitality Co.	10,191	112,203
Digital Realty Trust, Inc.	8,096	929,745
Douglas Emmett, Inc.	7,191	270,885
Dream Office REIT	2,700	38,432
Duke Realty Corp.	18,430	511,064
DuPont Fabros Technology, Inc.	4,014	206,922

Common Stocks (continued)

	Shares	Market Value

Equity Real Estate Investment Trusts (REITs) (continued)
Easterly Government Properties, Inc.	247	$4,970
EastGroup Properties, Inc.	1,888	147,736
Education Realty Trust, Inc.	3,723	144,341
Equity Commonwealth*	5,815	186,022
Equity LifeStyle Properties, Inc.	3,791	306,730
Equity Residential	17,775	1,147,909
Essex Property Trust, Inc.	3,095	756,635
Eurocommercial Properties NV CVA-NL	2,041	79,304
Extra Space Storage, Inc.	6,522	492,607
Federal Realty Investment Trust	3,403	445,419
FelCor Lodging Trust, Inc.	6,763	52,413
Fibra Uno Administracion SA de CV	120,100	209,766
First Industrial Realty Trust, Inc.	6,297	177,198
First Potomac Realty Trust	5,193	57,123
Fonciere Des Regions	2,701	241,061
Forest City Realty Trust, Inc., Class A	11,221	253,595
Franklin Street Properties Corp.	7,338	89,010
Frontier Real Estate Investment Corp.	21	91,662
Fukuoka REIT Corp.	25	39,471
Gecina SA	2,055	292,280
GGP, Inc.	30,365	656,188
GLP J-Reit	133	149,887
Goodman Group	81,038	492,038
GPT Group (The)	96,285	378,215
Great Portland Estates plc	19,974	178,969
Growthpoint Properties Ltd.	124,754	239,091
H&R REIT	5,480	92,976
Hammerson plc	36,218	275,560
Hankyu Reit, Inc.	11	14,476
HCP, Inc.	24,564	770,081
Healthcare Realty Trust, Inc.	5,245	172,036
Hersha Hospitality Trust	2,169	39,996
Highwoods Properties, Inc.	4,992	253,993
Hoshino Resorts REIT, Inc.	8	40,621
Hospitality Properties Trust	8,151	259,446
Host Hotels & Resorts, Inc.	36,995	664,060
Hudson Pacific Properties, Inc.	7,720	265,259
Hulic Reit, Inc.	45	72,258
Hyprop Investments Ltd.	12,048	111,287
Independence Realty Trust, Inc.	3,409	31,363
Intu Properties plc	40,531	144,761
Investa Office Fund	23,045	81,930
Invincible Investment Corp.	183	70,094
Japan Excellent, Inc.	63	73,736
Japan Hotel REIT Investment Corp.	198	134,954
Japan Prime Realty Investment Corp.	47	176,458
Japan Real Estate Investment Corp.	61	321,217
Japan Rental Housing Investments, Inc.	74	53,181
Japan Retail Fund Investment Corp.	128	250,057
Kenedix Office Investment Corp.	21	118,984
Kenedix Residential Investment Corp.	12	30,817
Kenedix Retail REIT Corp.	21	45,742
Keppel REIT	17,100	12,971

6

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Equity Real Estate Investment Trusts (REITs) (continued)
Kilroy Realty Corp.	4,741	$334,383
Kimco Realty Corp.	23,248	471,702
Kite Realty Group Trust	4,354	88,647
Klepierre	11,131	436,891
Land Securities Group plc	40,126	574,672
LaSalle Hotel Properties	5,319	151,911
Liberty Property Trust	8,083	327,927
Life Storage, Inc.	2,195	172,066
Link REIT	104,500	751,144
LTC Properties, Inc.	1,185	56,690
Macerich Co. (The)	6,105	381,135
Mack-Cali Realty Corp.	5,410	146,340
Mapletree Logistics Trust	8,000	6,471
MCUBS MidCity Investment Corp.	14	41,813
Mercialys SA	1,485	28,931
Merlin Properties Socimi SA	24,963	295,200
Mid-America Apartment Communities, Inc.	5,557	551,310
Monogram Residential Trust, Inc.	5,332	54,280
Mori Hills REIT Investment Corp.	69	89,654
Mori Trust Sogo Reit, Inc.	39	60,914
National Storage Affiliates Trust	2,507	61,421
NexPoint Residential Trust, Inc.	1,021	24,514
Nippon Building Fund, Inc.	71	377,591
Nippon Prologis REIT, Inc.	92	194,410
Nomura Real Estate Master Fund, Inc.	210	302,677
NorthStar Realty Europe Corp.	2,799	32,552
Orix JREIT, Inc.	131	207,740
Paramount Group, Inc.	8,351	136,956
Parkway, Inc.	2,171	43,746
Pebblebrook Hotel Trust	3,496	104,041
Pennsylvania REIT	4,459	61,757
Piedmont Office Realty Trust, Inc., Class A	8,351	182,469
Premier Investment Corp.	51	54,851
Prologis, Inc.	27,178	1,478,755
PS Business Parks, Inc.	694	84,349
Public Storage	7,345	1,537,896
Quality Care Properties, Inc.*	4,544	78,838
Ramco-Gershenson Properties Trust	3,824	50,974
Redefine Properties Ltd.	270,483	222,628
Regency Centers Corp.	7,425	469,111
Retail Opportunity Investments Corp.	6,623	136,434
Retail Properties of America, Inc., Class A	11,250	150,075
Rexford Industrial Realty, Inc.	3,536	88,188
RioCan REIT	6,900	131,070
RLJ Lodging Trust	6,060	130,229
Ryman Hospitality Properties, Inc.	2,404	153,327
Saul Centers, Inc.	574	34,469
Scentre Group	274,433	885,459
Segro plc	47,225	297,043
Senior Housing Properties Trust	11,763	253,140
Seritage Growth Properties, Class A	1,215	50,422
Shaftesbury plc	9,363	113,002
Silver Bay Realty Trust Corp.	1,350	28,930

Common Stocks (continued)

	Shares	Market Value

Equity Real Estate Investment Trusts (REITs) (continued)
Simon Property Group, Inc.	16,196	$2,676,551
SL Green Realty Corp.	5,175	543,013
Smart REIT	3,400	80,601
Summit Hotel Properties, Inc.	5,009	82,799
Sun Communities, Inc.	3,113	260,278
Sunstone Hotel Investors, Inc.	10,396	154,796
Suntec REIT	128,200	162,346
Tanger Factory Outlet Centers, Inc.	4,959	154,671
Taubman Centers, Inc.	2,893	180,957
Tier REIT, Inc.	2,459	42,565
Tokyu REIT, Inc.	37	45,899
UDR, Inc.	12,430	464,136
Unibail-Rodamco SE	5,209	1,279,027
United Urban Investment Corp.	153	231,160
Universal Health Realty Income Trust	776	54,126
Urban Edge Properties	5,301	135,176
Ventas, Inc.	18,094	1,158,197
Vornado Realty Trust	8,712	838,443
Washington Prime Group, Inc.	11,313	99,554
Washington REIT	4,289	135,833
Weingarten Realty Investors	7,231	236,960
Welltower, Inc.	18,293	1,306,852
Wereldhave NV	1,931	88,915
Westfield Corp.	96,606	656,967
Workspace Group plc	6,863	76,845
Xenia Hotels & Resorts, Inc.	5,227	91,263

		47,479,317

Real Estate Management & Development 1.1%
Aeon Mall Co. Ltd.	6,730	114,455
BR Malls Participacoes SA*	27,810	123,102
CA Immobilien Anlagen AG*	2,751	60,245
Capital & Counties Properties plc	41,720	170,616
CapitaLand Ltd.*	119,700	321,627
Castellum AB	14,016	191,947
Central Pattana PCL	42,800	74,165
Deutsche EuroShop AG	1,389	56,391
Fabege AB	8,245	141,979
First Capital Realty, Inc.	5,900	85,752
Global Logistic Properties Ltd. (a)	250,300	515,665
Grainger plc	14,117	45,667
Hang Lung Properties Ltd.	89,000	233,196
Heiwa Real Estate Co. Ltd.	1,300	20,733
Hongkong Land Holdings Ltd.	52,600	404,913
Hulic Co. Ltd.	18,800	177,298
Hysan Development Co. Ltd.	21,342	100,651
Immofinanz AG	40,319	83,814
Kungsleden AB	10,902	61,038
LEG Immobilien AG*	3,207	275,521
Leopalace21 Corp.	13,500	71,757
Mitsui Fudosan Co. Ltd.	51,000	1,122,116
NTT Urban Development Corp.	7,900	71,298

7

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Real Estate Management & Development (continued)
PSP Swiss Property AG (Registered)	1,852	$166,042
SM Prime Holdings, Inc.*	525,375	313,372
Swiss Prime Site AG (Registered)*	3,198	277,246
Tokyu Fudosan Holdings Corp.	27,000	147,455

		5,428,061

Total Common Stocks (cost $49,628,553)		52,907,378

Structured Notes 4.7%

	Principal Amount

JPMorgan Chase Bank NA Commodity Note (indexed to the Bloomberg Roll Select Commodity Total Return Index), three-month U.S. Dollar LIBOR- 0.30% due 02/09/18 (b)(c)(d)	$15,805,000	15,090,892
UBS AG Commodity Note (indexed to the Bloomberg Roll Select Commodity Return Index), three-month U.S. Dollar LIBOR due 01/05/18 (b)(c)(d)	9,486,000	8,627,765

Total Structured Notes (cost $25,291,000)		23,718,657

Short-Term Investment 80.2%

	Shares

Money Market Fund 80.2%
JPMorgan U.S. Government Money Market Fund — Institutional Shares, 0.62% (e)	402,029,858	402,029,858

Total Short-Term Investment (cost $402,029,858)		402,029,858

Total Investments (cost $476,949,411) (f) — 95.5%		478,655,893

Other assets in excess of liabilities — 4.5%		22,616,900

NET ASSETS — 100.0%		$501,272,793

*	Denotes a non-income producing security.

(a)	Illiquid security.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2017. The maturity date represents the actual maturity date.

(c)	Security is linked to the Bloomberg Roll Select Commodity Total Return Index. Security does not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Bloomberg Roll Select Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

(d)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2017 was $23,718,657 which represents 4.73% of net assets.

(e)	Represents 7-day effective yield as of April 30, 2017.

(f)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

AB	Stock Company

AG	Stock Corporation

CVA	Dutch Certificate

LIBOR	London Interbank Offered Rate

Ltd.	Limited

NA	National Association

NL	Netherlands

NV	Public Traded Company

PCL	Public Company Limited

plc	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

SA de CV	Public Traded Company with Variable Capital

SE	European Public Limited Liability Company

SIIQ	Listed Real Estate Investment Company

SpA	Limited Share Company

8

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

At April 30, 2017, the Fund’s open swap contracts were as follows: (Note 2):

Centrally cleared credit default swaps on credit indices — sell protection1

Reference Entity	Fixed Annual Rate Received by Fund	Notional Amount[2]	Implied Credit Spread as of April 30, 2017[3]	Termination Date	Upfront Premium (Received)/Paid[4]	Unrealized Appreciation/ (Depreciation)
Markit CDX Emerging Markets Index Series 27	1.00%	$93,780,000	1.964%	06/20/22	$(5,000,897)	$894,031
Markit CDX North America High Yield Index Series 28	5.00	94,550,000	3.282	06/20/22	6,494,272	1,219,044

					$1,493,375	$2,113,075

CDX Credit Default Swap Index

1	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
3	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
4	Upfront premiums generally related to payments received at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Total Return Swap

Counterparty	Payments made by Fund	Payments Received by Fund	Notional Amount	Termination Date	Upfront Premium (Received)/Paid	Unrealized Appreciation/ (Depreciation)
UBS AG	Three-month U.S. Dollar LIBOR	MSCI Emerging Markets Index	$46,988,620	07/06/17	$17,980	$1,084,621

9

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

At April 30, 2017, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
50	Australian 10 Year Bond Future	06/15/17	$4,856,685	$139,728
52	Canadian 10 Year Bond Future	06/21/17	5,316,377	137,540
388	EURO-BUND Future	06/08/17	68,376,058	30,901
31	Japan 10 Year Bond Treasury Future	06/13/17	41,997,039	222,624
66	Long GILT Future	06/28/17	10,964,930	270,242

			$131,511,089	$801,035

GILT	Government Index-Linked Treasury

At April 30, 2017, the Fund has $1,607,756 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Portfolio Completion Fund
Assets:
Investments, at value (cost $476,949,411)	$478,655,893
Cash pledged for centrally cleared credit default swaps	20,281,989
Deposits with broker for futures contracts	1,607,756
Foreign currencies, at value (cost $355,761)	355,231
Interest and dividends receivable	292,197
Security lending income receivable	217
Receivable for capital shares issued	4,730
Reclaims receivable	49,496
Swaps contracts, at value (Note 2)	1,102,601
Receivable for variation margin on futures contracts	231,864
Receivable for variation margin on centrally cleared credit default swap contracts	106,406
Reimbursement from investment adviser (Note 3)	33,376
Prepaid expenses	27,940

Total Assets	502,749,696

Liabilities:
Cash collateral pledged by counterparty for total return swap	1,200,000
Cash overdraft (Note 2)	3,015
Accrued expenses and other payables:
Investment advisory fees	158,006
Fund administration fees	32,333
Distribution fees	636
Administrative servicing fees	95
Accounting and transfer agent fees	5,218
Trustee fees	3,555
Deferred capital gain country tax	3,121
Custodian fees	2,078
Compliance program costs (Note 3)	379
Professional fees	21,444
Printing fees	8,267
Other	38,756

Total Liabilities	1,476,903

Net Assets	$501,272,793

Represented by:
Capital	$521,968,027
Accumulated distributions in excess of net investment income	(2,113,887)
Accumulated net realized losses from investments, futures, forward and foreign currency, and swap transactions	(24,271,483)
Net unrealized appreciation/(depreciation) from investments †	1,703,361
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	801,035
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(11,956)
Net unrealized appreciation/(depreciation) from swap contracts (Note 2)	3,197,696

Net Assets	$501,272,793

†	Net of $3,121 of deferred capital gain country tax.

11

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Portfolio Completion Fund
Net Assets:
Class A Shares	$1,347,950
Class C Shares	440,292
Class R6 Shares	499,429,408
Institutional Service Class Shares	55,143

Total	$501,272,793

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	139,790
Class C Shares	46,512
Class R6 Shares	51,582,391
Institutional Service Class Shares	5,693

Total	51,774,386

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.64
Class C Shares (b)	$9.47
Class R6 Shares	$9.68
Institutional Service Class Shares	$9.69
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$9.86

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Portfolio Completion Fund
INVESTMENT INCOME:
Dividend income	$2,666,918
Income from securities lending (Note 2)	526
Interest income	335
Foreign tax withholding	(42,099)

Total Income	2,625,680

EXPENSES:
Investment advisory fees	1,315,664
Fund administration fees	122,021
Distribution fees Class A	1,585
Distribution fees Class C	2,166
Administrative servicing fees Class A	199
Administrative servicing fees Class C	87
Administrative servicing fees Institutional Service Class	37
Registration and filing fees	25,177
Professional fees	39,935
Printing fees	10,272
Trustee fees	10,437
Custodian fees	4,133
Accounting and transfer agent fees	13,133
Compliance program costs (Note 3)	1,615
Other	43,267

Total expenses before expenses reimbursed	1,589,728

Expenses reimbursed by adviser (Note 3)	(197,415)

Net Expenses	1,392,313

NET INVESTMENT INCOME	1,233,367

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions†	18,202,768
Net realized losses from futures transactions (Note 2)	(2,635,155)
Net realized gains from forward and foreign currency transactions (Note 2)	14,208
Net realized gains from swap transactions (Note 2)	15,800,458

Net realized gains from investments, futures, forward and foreign currency, and swap transactions	31,382,279

Net change in unrealized appreciation/(depreciation) from investments††	(15,102,692)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	3,714,944
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	18,466
Net change in unrealized appreciation/(depreciation) from swap contracts (Note 2)	2,720,430

Net change in unrealized appreciation/(depreciation) from investments, futures contracts, translation of assets and liabilities denominated in foreign currencies, and swap contracts	(8,648,852)

Net realized/unrealized gains from investments, futures, forward and foreign currency transactions, translation of assets and liabilities denominated in foreign currencies, and swap contracts	22,733,427

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$23,966,794

†	Net of capital gain country taxes of $1,644.
††	Net of decrease in deferred capital gain country tax accrual on unrealized appreciation of $842.

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	Nationwide Portfolio Completion Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$1,233,367	$2,162,594
Net realized gains from investments, futures, forward and foreign currency, and swap transactions	31,382,279	26,580,439
Net change in unrealized appreciation/(depreciation) from investments futures contracts, translation of assets and liabilities denominated in foreign currencies, and swap contracts	(8,648,852)	423,489

Change in net assets resulting from operations	23,966,794	29,166,522

Distributions to Shareholders From:
Net investment income:
Class A	(25,172)	–
Class C	(4,958)	–
Class R6 (a)	(17,811,746)	–
Institutional Service Class	(1,108)	–

Change in net assets from shareholder distributions	(17,842,984)	–

Change in net assets from capital transactions	(318,114,842)	(166,924,417)

Change in net assets	(311,991,032)	(137,757,895)

Net Assets:
Beginning of period	813,263,825	951,021,720

End of period	$501,272,793	$813,263,825

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(2,113,887)	$14,495,730

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$88,362	$281,929
Dividends reinvested	25,172	–
Cost of shares redeemed	(29,118)	(85,055)

Total Class A Shares	84,416	196,874

Class C Shares
Proceeds from shares issued	5,146	38,808
Dividends reinvested	4,958	–
Cost of shares redeemed	(13,367)	(60,461)

Total Class C Shares	(3,263)	(21,653)

Class R6 Shares (a)
Proceeds from shares issued	32,269,112	63,075,860
Dividends reinvested	17,811,746	–
Cost of shares redeemed	(368,279,440)	(230,164,445)

Total Class R6 Shares	(318,198,582)	(167,088,585)

14

Statements of Changes in Net Assets (Continued)

	Nationwide Portfolio Completion Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$2,248	$4,802
Dividends reinvested	1,108	–
Cost of shares redeemed	(769)	(15,855)

Total Institutional Service Class Shares	2,587	(11,053)

Change in net assets from capital transactions	$(318,114,842)	$(166,924,417)

SHARE TRANSACTIONS:
Class A Shares
Issued	9,261	30,067
Reinvested	2,685	–
Redeemed	(3,048)	(9,314)

Total Class A Shares	8,898	20,753

Class C Shares
Issued	547	4,181
Reinvested	538	–
Redeemed	(1,418)	(6,761)

Total Class C Shares	(333)	(2,580)

Class R6 Shares (a)
Issued	3,371,352	6,775,374
Reinvested	1,891,806	–
Redeemed	(38,122,467)	(25,479,944)

Total Class R6 Shares	(32,859,309)	(18,704,570)

Institutional Service Class Shares
Issued	235	517
Reinvested	118	–
Redeemed	(80)	(1,759)

Total Institutional Service Class Shares	273	(1,242)

Total change in shares	(32,850,471)	(18,687,639)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Portfolio Completion Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$9.55	–	0.28	0.28	(0.19)	–	(0.19)	$9.64	3.01%		$1,347,950	0.68%	0.08%		0.74%	24.17%
Year Ended October 31, 2016	$9.17	–	0.38	0.38	–	–	–	$9.55	4.14%		$1,250,239	0.67%	(0.01%	)	0.72%	42.28%
Year Ended October 31, 2015	$9.93	(0.04)	(0.48)	(0.52)	(0.15)	(0.09)	(0.24)	$9.17	(5.34%	)	$1,010,382	0.77%	(0.41%	)	0.81%	59.91%
Year Ended October 31, 2014	$9.80	(0.01)	0.24	0.23	(0.10)	–	(0.10)	$9.93	2.40%		$3,316,122	0.71%	(0.05%	)	0.77%	39.72%
Year Ended October 31, 2013	$9.74	0.01	0.09	0.10	(0.04)	–	(0.04)	$9.80	1.07%		$1,237,486	0.71%	0.12%		0.86%	7.42%
Year Ended October 31, 2012	$9.53	0.02	0.19	0.21	–	–	–	$9.74	2.20%		$707,666	0.72%	0.18%		0.93%	87.25%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$9.33	(0.03)	0.28	0.25	(0.11)	–	(0.11)	$9.47	2.66%		$440,292	1.44%	(0.68%	)	1.50%	24.17%
Year Ended October 31, 2016	$9.03	(0.07)	0.37	0.30	–	–	–	$9.33	3.32%		$437,034	1.45%	(0.79%	)	1.50%	42.28%
Year Ended October 31, 2015	$9.82	(0.10)	(0.47)	(0.57)	(0.13)	(0.09)	(0.22)	$9.03	(5.89%	)	$446,312	1.47%	(1.09%	)	1.51%	59.91%
Year Ended October 31, 2014	$9.69	(0.06)	0.21	0.15	(0.02)	–	(0.02)	$9.82	1.59%		$487,753	1.45%	(0.57%	)	1.51%	39.72%
Year Ended October 31, 2013	$9.66	(0.05)	0.08	0.03	–	–	–	$9.69	0.31%		$492,813	1.40%	(0.56%	)	1.55%	7.42%
Year Ended October 31, 2012	$9.51	(0.05)	0.20	0.15	–	–	–	$9.66	1.58%		$328,521	1.40%	(0.52%	)	1.61%	87.25%

Class R6 Shares (g)
Six Months Ended April 30, 2017 (Unaudited)	$9.61	0.02	0.27	0.29	(0.22)	–	(0.22)	$9.68	3.12%		$499,429,408	0.40%	0.36%		0.46%	24.17%
Year Ended October 31, 2016	$9.21	0.02	0.38	0.40	–	–	–	$9.61	4.34%		$811,524,520	0.40%	0.26%		0.45%	42.28%
Year Ended October 31, 2015	$9.95	–	(0.48)	(0.48)	(0.17)	(0.09)	(0.26)	$9.21	(4.85%	)	$949,503,677	0.40%	(0.02%	)	0.44%	59.91%
Year Ended October 31, 2014	$9.82	0.05	0.21	0.26	(0.13)	–	(0.13)	$9.95	2.74%		$974,565,101	0.40%	0.49%		0.46%	39.72%
Year Ended October 31, 2013	$9.77	0.04	0.09	0.13	(0.08)	–	(0.08)	$9.82	1.28%		$828,291,318	0.40%	0.43%		0.54%	7.42%
Year Ended October 31, 2012	$9.53	0.05	0.20	0.25	(0.01)	–	(0.01)	$9.77	2.61%		$186,432,068	0.40%	0.49%		0.61%	87.25%

Institutional Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$9.60	0.01	0.28	0.29	(0.20)	–	(0.20)	$9.69	3.14%		$55,143	0.54%	0.22%		0.60%	24.17%
Year Ended October 31, 2016	$9.21	0.01	0.38	0.39	–	–	–	$9.60	4.23%		$52,032	0.55%	0.11%		0.60%	42.28%
Year Ended October 31, 2015	$9.96	(0.28)	(0.21)	(0.49)	(0.17)	(0.09)	(0.26)	$9.21	(5.01%	)	$61,349	0.48%	(2.96%	)	0.52%	59.91%
Year Ended October 31, 2014	$9.83	0.03	0.23	0.26	(0.13)	–	(0.13)	$9.96	2.72%		$255,647	0.43%	0.29%		0.49%	39.72%
Year Ended October 31, 2013	$9.77	0.04	0.09	0.13	(0.07)	–	(0.07)	$9.83	1.38%		$82,618	0.40%	0.42%		0.54%	7.42%
Year Ended October 31, 2012	$9.53	0.05	0.20	0.25	(0.01)	–	(0.01)	$9.77	2.62%		$8,803	0.40%	0.49%		0.60%	87.25%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

16

Notes to Financial Statements

April 30, 2017 (Unaudited)

1.  Organization

Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2017, the Trust operates fifty-three (53) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Nationwide Portfolio Completion Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

The Fund currently offers Class A, Class C, Class R6 and Institutional Service Class shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative service fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.

The Fund is a non-diversified fund, as defined in the 1940 Act.

Effective February 28, 2017, Institutional Class shares were renamed Class R6 shares.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair market value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures adopted by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

17

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Equity securities and shares of registered open-end management investment companies valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities

18

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Commodity-linked notes may be valued on the basis of a variety of indicators, including a price provided by an independent pricing service, a valuation provided by the note’s counterparty and/or a valuation based on a subadviser model. These prices and valuations are generally the function of the movement of an underlying commodity index as well as other terms of the applicable contract, including the leverage factor and any fee and/or interest components of the note. Commodity-linked notes are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of April 30, 2017. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Equity Real Estate Investment Trusts (REITs)	$33,904,033	$13,575,284	$—	$47,479,317
Real Estate Management & Development	344,022	5,084,039	—	5,428,061
Total Common Stocks	$34,248,055	$18,659,323	$—	$52,907,378
Swap Contracts*	—	3,215,676	—	3,215,676
Futures Contracts	801,035	—	—	801,035
Short-Term Investment	402,029,858	—	—	402,029,858
Structured Notes	—	23,718,657	—	23,718,657
Total	$437,078,948	$45,593,656	$—	$482,672,604

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	The total return swap contract is included in the table at value. Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended April 30, 2017, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

(b)	Cash Overdraft

As of April 30, 2017, the Fund had an overdrawn balance of $3,015 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4.

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

19

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies,” if applicable.

(d)	Commodity-Linked Notes

The Fund invests in commodity-linked notes to gain exposure to the investment returns of the commodity markets without direct investment in physical commodities or commodity futures contracts. The value of commodity-linked notes may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or changes in the underlying commodity or related commodity index. Because commodity-linked notes are often leveraged, their values may be more volatile than the underlying index. In addition to the performance of commodities, other factors that can affect the value of commodity-linked notes include liquidity, quality, and maturity. The notes are subject to prepayment, credit, and interest rate risk. Because of the relatively small number of issuers, the Fund’s investment in commodity-linked notes will also be subject to counterparty risk, which is the risk that the issuer of the commodity-linked note will not fulfill its contractual obligations. If the underlying index declines from the entrance date by an amount specified in the note, the note may be automatically redeemed. The Fund can request prepayment from the issuer at any time. The Fund records a realized gain or loss when a note matures or is sold.

(e)	Swap Contracts

Credit Default Swaps. The Fund entered into credit default swap contracts during the six months ended April 30, 2017. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund used credit default swap contracts to create synthetic long exposure to domestic and emerging markets indices. The Fund segregates liquid assets to cover its obligations under its credit default swap contracts. Upfront premiums received or paid at the beginning of the initiation period are included in the Statement of Assets and Liabilities under “Swap contracts, at value” for over-the-counter (“OTC”) swaps and under “Variation margin payable/receivable on centrally cleared credit default swap contracts” for centrally cleared swaps. These upfront premiums are amortized and accredited daily and are recorded as realized gains or losses on the Statement of Operations upon maturity or termination of the credit default swap contract.

As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.

If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the

20

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of April 30, 2017 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps — The Fund entered into total return swaps to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index. Total return swaps are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to a fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.

The Fund entered into total return swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swaps are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index. Total return swaps are generally categorized as Level 2 investments within the hierarchy.

Interest Rate Swaps — The Fund entered into interest rate swaps to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns. Interest rate swaps are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon payment or receipt of accrued interest. The Fund will realize a gain or loss when the interest rate swap is terminated. The use of interest rate swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it

21

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swaps are marked-to-market daily based on valuations from an independent pricing service. Interest rate swaps are generally categorized as Level 2 investments within the hierarchy.

The Fund’s swap agreements are disclosed in the Statement of Assets and Liabilities under “Swap contracts, at value” and in the Statement of Operations under “Net realized gains/losses from swap transactions” and “Net change in unrealized appreciation/(depreciation) from swap contracts.”

(f)	Futures Contracts

The Fund is subject to equity price and interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to meet the Fund’s objective(s) and to obtain and/or manage exposure related to the value of interest rates.} Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments, and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of April 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of April 30, 2017

Assets:	Statement of Assets and Liabilities	Fair Value
Swap Contracts (a)
Credit risk	Swap contracts, at value	$2,113,075
Equity risk	Swap contracts, at value	1,102,601
Futures Contracts (b)
Interest rate risk	Unrealized appreciation from futures contracts	801,035
Total		$4,016,711
(a)	The total return swap contract is included in the table at value. Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation). For centrally cleared credit default swaps, only the variation margin on swap contracts is reported in the Statement of Assets and Liabilities.

(b)	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

22

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2017

Realized Gain/(Loss):	Total
Swap Contracts
Credit risk	$11,603,383
Equity risk	4,197,075
Futures Contracts
Interest rate risk	(2,635,155)
Forward Foreign Currency Contracts
Currency risk	(57,503)
Total	$13,107,800

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended April 30, 2017

Unrealized Appreciation/(Depreciation):	Total
Swap Contracts
Currency risk	$1,764,527
Equity risk	955,903
Futures Contracts
Interest rate risk	3,714,944
Total	$6,435,374

The following tables provide a summary of the Fund’s average volume of derivative instruments held during the six months ended April 30, 2017:

Futures Contracts:
Average Notional Balance Long	$176,432,256
Centrally Cleared Credit Default Swaps:
Average Notional Balance — Sell Protection	$251,762,857
Total Return Swaps:
Average Notional Balance	$63,128,480

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution. At April 30, 2017, the centrally cleared credit default swaps and the futures contract agreements do not provide for netting arrangements.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of Assets and Liabilities.”

23

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

The following tables set forth the Fund’s net exposure by counterparty for total return swaps that are subject to enforceable master netting arrangements or similar arrangements as of April 30, 2017:

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Derivative Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Swap Contracts	$1,102,601	$—	$1,102,601
Total	$1,102,601	$—	$1,102,601

Amounts designated as “—” are zero.

Financial Assets, Derivative Assets and Collateral Pledged by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
UBS AG	$1,102,601	$—	$(1,102,601)	$—
Total	$1,102,601	$—	$(1,102,601)	$—

Amounts designated as “—” are zero.

(g)	Securities Lending

During the six months ended April 30, 2017, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total net assets of the Fund, to brokers, dealers, and other financial institutions.

Brown Brothers Harriman & Co. (“BBH”) serves as securities lending agent for the securities lending program for the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from BBH equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on the difference between the income earned on the investment of cash collateral received from borrowers and the cash collateral fee, or a percentage of the loan fee charged to the borrower with respect to the receipt of non-cash collateral

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally

24

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

invested in joint repurchase agreements and/or the Fidelity Investments Money Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets.

The Securities Lending Agency Agreement between the Trust and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Agency Agreement.

At April 30, 2017, the Fund did not have any portfolio securities on loan.

(h)	Joint Repurchase Agreements

During the six months ended April 30, 2017, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At April 30, 2017, the Fund did not hold any repurchase agreements.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Fund’s Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about

25

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(j)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(k)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, the Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3. Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Goldman Sachs Asset Management, L.P., (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

26

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended April 30, 2017, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.40%
$200 million and more	0.37%

For the six months ended April 30, 2017, the Fund’s effective advisory fee rate was 0.38%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.40% for all share classes until February 28, 2018.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of April 30, 2017, the cumulative potential reimbursements for the Fund, listed by the year in which NFA waived fees or reimbursed expenses to the Fund are:

Fiscal Year 2014 Amount	Fiscal Year 2015 Amount	Fiscal Year 2016 Amount	Six Months Ended April 30, 2017 Amount	Total
$532,535	$389,554	$410,163	$197,415	$1,529,667

During the six months ended April 30, 2017, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

27

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

During the six months ended April 30, 2017, NFM received $122,021 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $6 to $21 per customer per year.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2017, the Fund’s portion of such costs amounted to $1,615.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.25% of Class A shares and 1.00% of Class C shares of the Fund.

Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Fund in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Fund. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Fund. Class A sales charges range from 0.00% to 2.25% based on the amount of the purchase. During the six months ended April 30, 2017, the Fund imposed front-end sales charges of $51. From these fees, NFD retained a portion amounting to $6.

NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class C shares made within 1 year of purchase. Applicable Class A CDSCs are 0.75% and Class C CDSCs are 1.00%. During the six months ended April 30, 2017, the Fund did not impose any CDSCs.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A, Class C, and Institutional Service Class shares of the Fund.

For the six months ended April 30, 2017, the effective rate for administrative services fees was 0.02%, 0.05%, and 0.15% for Class A, Class C, and Institutional Service Class shares, respectively, for a total amount of $323.

As of April 30, 2017, NFA or its affiliates directly held 99.64% of the shares outstanding of the Fund.

4.  Line of Credit

The Trust and NVIT (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency

28

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held or owing by such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 13, 2017. During the six months ended April 30, 2017, the Fund had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended April 30, 2017, the Fund had purchases of $26,107,172 and sales of $105,336,897 (excluding short-term securities).

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Risks Associated with Derivatives

Derivatives may be volatile and may involve significant risks. A derivative or its underlying security, commodity, measure or other instrument may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for significant losses, including a loss that may be greater than the amount invested. Derivatives may also present default risk because the counterparty to a derivatives contract may fail to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position.

Futures. The prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying a futures contract can cause disproportionately larger losses to the Fund. Futures may experience periods when they are less liquid than stocks, bonds or other investments.

Swaps. Using swaps can involve greater risks than investing directly in the underlying securities or assets. Swaps often involve leverage, increasing their price volatility relative to changes in the price of the underlying asset. If a swap counterparty fails to meet its obligations under the contract, the Fund may lose money.

29

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Commodity-Linked Notes. Commodity-linked notes are subject to the risk that the counterparty will fail to meet its obligations, as well as to the risk that the commodity or commodity index underlying a note may change in value. Commodity-linked notes often are leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. In addition, because they are debt securities, commodity-linked notes are subject to risks typically associated with fixed-income securities, such as movements in interest rates, the time remaining until maturity and the creditworthiness of the issuer. A liquid secondary market may not exist for certain commodity-linked notes, making it difficult for the Fund to sell them at the desired time at an acceptable price.

Other

The Fund, along with certain series of NVIT, may invest through an omnibus account at JPMorgan any un-invested cash on a daily basis in the JPMorgan U.S. Government Money Market Fund, Institutional Shares. As with investments in any money market fund, the Fund’s investments of cash in the JPMorgan U.S. Government Money Market Fund, Institutional Shares are neither guaranteed nor insured, and shares of the JPMorgan U.S. Government Money Market Fund, Institutional Shares may decline in value, causing losses to the Fund.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the SEC voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

9.  Other

As of April 30, 2017, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders) which held more than 10% of the total shares outstanding of the Fund. The Fund had 3 accounts holding 45.11% of the total outstanding shares of the Fund. Each such account is the account of an affiliated fund.

10.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. During the six months ended April 30, 2017, the Fund did not recapture any brokerage commissions.

30

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

11.  Federal Tax Information

As of April 30, 2017, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$759,168,378	$22,648,740	$(4,038,451)	$18,610,289

12.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

31

Supplemental Information

April 30, 2017 (Unaudited)

Nationwide Amundi Global High Yield Fund

Nationwide Amundi Strategic Income Fund

Nationwide Bailard Cognitive Value Fund

Nationwide Bailard Emerging Markets Equity Fund

Nationwide Bailard International Equities Fund

Nationwide Bailard Technology & Science Fund

Nationwide Bond Fund

Nationwide Core Plus Bond Fund

Nationwide Emerging Markets Debt Fund

Nationwide Fund

Nationwide Global Equity Fund

Nationwide Government Bond Fund

Nationwide Growth Fund

Nationwide Geneva Mid Cap Growth Fund

Nationwide Geneva Small Cap Growth Fund

Nationwide High Yield Bond Fund

Nationwide HighMark California Intermediate Tax Free Bond Fund

Nationwide HighMark Bond Fund

Nationwide HighMark Large Cap Core Equity Fund

Nationwide HighMark National Intermediate Tax Free Bond Fund

Nationwide HighMark Short Term Bond Fund

Nationwide HighMark Small Cap Core Fund

Nationwide Inflation-Protected Securities Fund

Nationwide Government Money Market Fund

Nationwide Portfolio Completion Fund

Nationwide Small Company Growth Fund

Nationwide U.S. Small Cap Value Fund

Nationwide Ziegler Equity Income Fund

Nationwide Ziegler Wisconsin Tax Exempt Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

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Supplemental Information (Continued)

April 30, 2017 (Unaudited)

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser, and the Adviser’s and the Sub-Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

33

Supplemental Information (Continued)

April 30, 2017 (Unaudited)

●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

In their consideration of the sub-advisory agreement with HighMark Capital Management, Inc. (“HighMark”), the Trustees considered information provided by the Adviser regarding the Adviser’s business relations with the HighMark organization. The Trustees considered that the Adviser has agreed, through September 2018, to pay HighMark a termination fee if it terminates or recommends termination of HighMark as a Sub-Adviser to a Fund, other than the Nationwide HighMark Bond Fund, and considered the potential conflict of interest presented by that agreement. The Trustees noted the Adviser’s statements that the termination fee would not apply in the case of any termination for cause, such as failure of a Fund to meet certain performance standards, and the Adviser’s statement that it will apply the same standards in its oversight of HighMark that it applies to all other Sub-Advisers.

Funds without identified performance or expense challenges

Nationwide Amundi Global High Yield Fund, Nationwide Amundi Strategic Income Fund, Nationwide Bailard Cognitive Value Fund, Nationwide Bailard International Equities Fund, Nationwide Bailard Technology & Science Fund, Nationwide Fund, Nationwide Government Bond Fund, Nationwide Growth Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide HighMark Large Cap Core Equity Fund, Nationwide HighMark Short Term Bond Fund, Nationwide Inflation-Protected Securities Fund, and Nationwide Ziegler Equity Income Fund.

Performance

The Trustees noted that each of these Funds, except for the Nationwide Amundi Global High Yield Fund and Nationwide Amundi Strategic Income Fund, ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period with respect to Nationwide HighMark Large Cap Core Equity Fund, Nationwide HighMark Short Term Bond Fund, and Nationwide Ziegler Equity Income Fund, each of which commenced operations in September 2013). As to Nationwide Amundi Global High Yield Fund and Nationwide Amundi Strategic Income Fund, the Trustees considered that each Fund had only been in operation for a relatively short period of time as each Fund commenced operations in November 2015, and as a result they made no formal performance determination with respect to those Funds.

Actual Advisory Fee and Total Expense Ratio

The Trustees also noted that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of these Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Broadridge expense group.

The Trustees determined that each Fund’s levels of performance and expenses generally supported a recommendation to continue the Fund’s Advisory Agreements.

34

Supplemental Information (Continued)

April 30, 2017 (Unaudited)

Funds with expense challenges but without identified performance challenges

Nationwide Core Plus Bond Fund, Nationwide Emerging Markets Debt Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide HighMark Bond Fund, Nationwide HighMark Small Cap Core Fund, Nationwide Government Money Market Fund, Nationwide Small Company Growth Fund, and Nationwide U.S. Small Cap Value Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period for Nationwide HighMark Bond Fund and Nationwide HighMark Small Cap Core Fund). As to Nationwide Emerging Markets Debt Fund, the Trustees considered that the fund had commenced operations in February 2016 and additional time would be necessary to evaluate its performance. The Trustees determined that each Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

Actual Advisory Fee and Total Expense Ratio

The Trustees noted that each Fund’s actual advisory fee rate did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered, however, that the total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for each Fund, except for Nationwide HighMark Small Cap Core Fund and Nationwide Government Money Market Fund, ranked within the top three quintiles of the Fund’s Broadridge expense group.

Nationwide Core Plus Bond Fund and Nationwide Emerging Markets Debt Fund. The Trustees noted the Adviser’s statement that each Fund’s actual advisory fee, although in the fourth comparative quintile, was less than one basis point above the 60th percentile of its Broadridge expense group.

Nationwide Geneva Small Cap Growth Fund. The Trustees noted the Adviser’s statement that the Fund’s actual advisory fee, although in the fourth comparative quintile, was 2.9 basis points above the 60th percentile of its Broadridge expense group.

Nationwide HighMark Small Cap Core Fund. The Trustees considered that the Adviser had agreed to implement a five-basis point reduction in the Fund’s advisory fee effective May 1, 2017, which, according to the Adviser, would have caused the Fund’s actual advisory fee and total expense ratio to be ranked within the top three quartiles of the Fund’s Broadridge expense group, if the reduction had been in effect for the measuring period.

Nationwide HighMark Bond Fund. The Trustees considered that the Adviser had agreed to implement a three-basis point reduction in the Fund’s advisory fee effective May 1, 2017, which, according to the Adviser, would have caused the Fund’s actual advisory fee to be ranked within the top three quartiles of the Fund’s Broadridge expense group, if the reduction had been in effect for the measuring period.

Nationwide Government Money Market Fund. The Trustees considered that the Adviser had implemented a ten-basis point advisory fee reduction in connection with the Fund’s transition to a government money market fund effective March 9, 2017, and reported to the Trustees that it would continue to review the expenses of the Fund in the coming year in light of developments in the market for comparable funds.

Nationwide Small Company Growth Fund. The Trustees noted the Adviser’s statement that the Fund’s actual advisory fee, although in the fourth comparative quintile, was just over two basis points basis points above the 60th percentile of its Broadridge expense group.

Nationwide U.S. Small Cap Value Fund. The Trustees considered that the Adviser had agreed to implement a five-basis point reduction in the Fund’s advisory fee effective May 1, 2017, which, according to the Adviser, would have caused the Fund’s actual advisory fee to be ranked within the top three quartiles of the Fund’s Broadridge expense group, if the reduction had been in effect for the measuring period.

35

Supplemental Information (Continued)

April 30, 2017 (Unaudited)

Funds with performance challenges but without identified expense challenges

Nationwide Bailard Emerging Markets Equity Fund, Nationwide Bond Fund, Nationwide Global Equity Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, Nationwide HighMark National Intermediate Tax Free Bond Fund, and Nationwide Portfolio Completion Fund.

Performance

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period with respect to Nationwide Bailard Emerging Markets Equity Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, and Nationwide HighMark National Intermediate Tax Free Bond Fund, each of which commenced operations in 2014). In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

Nationwide Bailard Emerging Markets Equity Fund. The Trustees considered that the Fund has been in operation for less than a three-year period, and was being evaluated instead on the basis of its two-year performance. The Trustees considered the Adviser’s statements that the Fund had underperformed primarily due to the Sub-Adviser’s stock selections, but that the Sub-Adviser’s stock selection process had improved over time and that the Adviser continues to have confidence in the Sub-Adviser.

Nationwide HighMark California Intermediate Tax Free Bond Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was due largely to its relatively conservative position in anticipation of rising interest rates and its bias to higher credits. They considered the Adviser’s statement that it considers the Sub-Adviser’s performance to be consistent with a core, high quality, low volatility investment approach. They also considered the Adviser’s statement that it would continue to monitor the Fund’s performance closely going forward.

Nationwide HighMark National Intermediate Tax Free Bond Fund. The Trustees considered the Adviser’s statements that the Fund underperformed largely due to its relatively defensive position as to interest rate risk, but that this portfolio position is generally consistent with the Fund’s core, high-quality, low-volatility approach. They also considered the Adviser’s statement that it would continue to monitor the Fund’s performance closely going forward.

Nationwide Bond Fund. The Trustees considered the Adviser’s statements that the Fund’s underperformance was the result of its sector allocations and the Fund’s relatively conservative allocations in a market that generally has rewarded more aggressive investment approaches, but that the Funds’ investments have performed appropriately in light of the Fund’s risk profile and investment strategy.

Nationwide Global Equity Fund. The Trustees considered the change in the Sub-Adviser’s investment management team in December 2015 and the Adviser’s statements regarding the Fund’s recent favorable investment performance under the new team’s investment strategy. The Trustees determined to monitor developments in respect of the Fund closely in light of its performance challenges.

Nationwide Portfolio Completion Fund. The Trustees noted that there are six asset classes represented within the Fund, selected by the Adviser to provide indirect exposure to alternative asset classes for funds-of-funds investing in this Fund. The Trustees considered the Adviser’s statements that the Fund is intended to provide diversifying exposures within the Nationwide funds-of-funds and that the Fund’s performance should be evaluated in light of that intention; and that the Fund’s assets allocated to the various alternative asset classes represented in the Fund’s portfolio performed in accordance with the Adviser’s expectations for this purpose.

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Supplemental Information (Continued)

April 30, 2017 (Unaudited)

Actual Advisory Fees and Total Expense Ratio

The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Broadridge expense group.

Funds with performance and expense challenges

Nationwide High Yield Bond Fund and Nationwide Ziegler Wisconsin Tax Exempt Fund.

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees noted that, although each Fund’s actual advisory fee rate ranked within the top three quintiles of the Fund’s Broadridge expense group, each Fund’s total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group.

Nationwide High Yield Bond Fund. As to the Fund’s performance, the Trustees took into consideration the Adviser’s observation that the Fund’s overweight and underweight allocations to the energy sector over the course of the reporting period and some difficulty managing significant outflows had resulted in underperformance relative to its peers. They noted the Adviser’s statement that it had determined to recommend replacing the Fund’s current Sub-Adviser in light of the Fund’s performance.

As to the Fund’s expenses, the Trustees noted the Adviser’s statement that the Fund’s total expense ratio (including 12b-1 fees/non-12b-1 fees) was less than one basis point above the 60th percentile of its Broadridge expense group.

Nationwide Ziegler Wisconsin Tax Exempt Fund. As to the Fund’s performance, the Trustees considered the Adviser’s statements that a substantial portion of the Fund’s underperformance was attributable to the Fund’s holdings of Puerto Rican bonds, which detracted significantly from performance, and that the Fund has reduced significantly its holdings in Puerto Rican bonds. They also considered the Adviser’s statement that the Fund’s performance improved significantly in the past year. They considered the Adviser’s view that the Fund continues to meet a market need, and the Adviser’s recommendation that no changes be implemented in respect of the Fund, although the Adviser will continue to monitor the Fund’s portfolio and performance closely.

As to the Fund’s expenses, the Trustees considered that the Fund’s actual advisory fee was ranked in the third quintile of its Broadridge expense group. The Trustees noted that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) ranked in the fifth quintile of the Fund’s Broadridge expense group. They noted in this regard the relatively small size of the Fund and the substantial fee waiver/expense limitation the Adviser has implemented for the Fund.

-    -    -

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of Nationwide Emerging Markets Debt Fund, Nationwide Amundi Strategic Income Fund, and Nationwide Amundi Global High Yield Fund, is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Trustees determined to continue to monitor the fees paid by Nationwide Emerging Markets Debt Fund, Nationwide Amundi Strategic Income Fund, and Nationwide Amundi Global High Yield Fund to determine whether breakpoints might be appropriate.

-    -    -

37

Supplemental Information (Continued)

April 30, 2017 (Unaudited)

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

38

Management Information

April 30, 2017

Trustees and Officers of the Trust

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 53 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.

39

Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112

Director of

Dentsply

International,

Inc. (dental

products)

from 2002 to present, Ultralife

Batteries, Inc. from

2004 to 2010,

Albany International

Corp. (paper

industry)

from 2005 to 2013,

Terex Corporation

(construction

equipment) from 2004 to present, and Minerals

Technology,

Inc. (specialty chemicals) from 2005 to 2014.

					Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

40

Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	112	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

41

Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

42

Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	112

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide

Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation

2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

43

Management Information (Continued)

April 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Thomas R. Hickey 1952	Senior Vice President, Head of Asset Strategies and Portfolio Manager since December 2015	Mr. Hickey is Head of Asset Strategies and Portfolio Manager for the Nationwide Funds Group[2], and is an Associate Vice President of Nationwide Mutual Insurance Company[2].

44

Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President and Head of Investment Strategies for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

45

Market Index Definitions

Bloomberg Barclays Municipal Bond Index: An unmanaged, market value-weighted index of fixed-rate investment-grade municipal bonds with a minimum credit rating of Baa3 and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Bloomberg Barclays US 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays US 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of US Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that tracks total returns for external-currency-denominated debt instruments of the emerging markets: Brady bonds, loans, eurobonds, and US dollar-denominated local market instruments.

Bloomberg Barclays US Aggregate Bond Index: An unmanaged, market value-weighted index of US dollar-denominated, investment-grade, fixed-rate, taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays US Corporate High Yield Index: An unmanaged index comprising issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA IndexSM: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

46

Market Index Definitions (con’t.)

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

47

Glossary

Definitions of some commonly used investment terms

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities their principal and earned interest.

Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed-income (bonds) and cash equivalents (money market securities).

Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up process: A method of investing that involves the selection of equity securities based on their individual attributes regardless of broader national or economic factors.

Common stock: Securities representing shares of ownership in a corporation.

Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. Frontier market countries typically are emerging market countries that are considered to be among the smallest, least mature and least liquid.

Equity securities: Securities that represent an ownership interest in the issuer. Common stock is the most common type of equity securities.

48

Glossary (con’t.)

Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as they are bought and sold.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times, and the principal at maturity.

Futures: Contracts that obligate the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on the underlying asset) at a specified price on the contract’s maturity date.

Growth style: Investing in equity securities of companies that the Fund’s manager believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.

Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation, which means that the prices of goods and services are declining.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.

Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s, Standard & Poor’s and Fitch.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Mortgage-backed securities: Fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

49

Glossary (con’t.)

Repurchase agreements: An agreement under which a fund enters into a contract with a broker-dealer or a bank for the purchase of securities, and in return the broker-dealer or bank agrees to repurchase the same securities at a specified date and price.

Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Subadviser: An asset management firm hired by a mutual fund’s advisor to handle the day-to-day management of the fund. The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in a fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.

Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.

Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy, 2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.

U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States. Therefore, such securities may not be supported by the full faith and credit of the United States.

Value style: Investing in equity securities that a Fund’s manager believes are undervalued, i.e., the securities are priced at less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of the Fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that the Fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the Fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

50

P.O. Box 701

Milwaukee, WI 53201-0701

nationwide.com/mutualfunds

Call 800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/mutualfunds. These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Distributor

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Oh. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. © 2017

SAR-PC (6/17)

Semiannual Report

April 30, 2017 (Unaudited)

Nationwide Mutual Funds

Index Funds

Nationwide Bond Index Fund

Nationwide International Index Fund

Nationwide Mid Cap Market Index Fund

Nationwide S&P 500 Index Fund

Nationwide Small Cap Index Fund

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.gov.

Nationwide Funds® Semiannual Report

Nationwide Funds®

Message to Investors

April 30, 2017

Dear Investor,

During the semiannual period ended April 30, 2017, investor attention has been focused heavily on equities, which is not surprising given their strong run during this period, with the benchmark S&P 500 Index being up around 13% since the presidential election. Healthy fundamentals present in the current U.S. economy are creating a solid backdrop for continued equity returns.

The recovery in corporate profits that began in mid-2016 has continued into 2017. Earnings and revenues continue to grow at a steady clip thanks to a firming global economy and relative stability in foreign exchange and commodities markets.

Internationally, “Brexit” has officially begun in the U.K., but the market’s lackluster response to the formal start of Britain’s divorce from the European Union shows investors have tempered their expectations about the potential repercussions. Similar to the U.S. market reaction to President Trump’s victory, as more international political uncertainty dissipates, international investors can begin to focus on economic fundamentals in these markets.

Continuing our efforts to expand our global offerings to investors, in December 2016 we launched the Nationwide International Small Cap Fund, subadvised by Wellington Management Company LLP, which offers investors the opportunity to diversify their international equity exposure with the objective of providing long-term capital growth.

Emerging markets continue to outgrow more mature economies by a healthy margin and are accounting for an increasing share of the total world economy. Although these economies will likely remain more volatile than more developed markets, they should continue to reward long-term investors due to their inherent structural advantages.

Tax reform has also been in the headlines lately. Lower corporate and personal tax rates would put more money in the hands of individuals and businesses, potentially increasing consumer spending and business investment that could boost economic growth in the near term.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both domestic and global, and are committed to helping them make informed investment decisions.

As always, we appreciate your continued trust and thank you for investing in Nationwide Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Funds

1

Economic Review

During the semiannual period ended April 30, 2017, equity markets rallied sharply as an improving economic and earnings environment teamed with optimism for pro-growth policies by the new U.S. administration drove equity returns. Fixed-income assets, however, were negatively affected by a rising-interest-rate environment. Domestic equities were quite strong, with the S&P 500® Index (S&P 500) returning 13.32% for the reporting period, establishing all-time highs as a result of the 11.43% return between the election and the end of the reporting period. International markets also were quite strong, though they slightly underperformed the S&P 500, as economic data moved sharply higher during the period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 11.47% for the period, while the MSCI Emerging Markets® Index was a bit lower at 8.88%. Fixed-income investment returns were mixed during the period, as tightening credit spreads helped to offset the impact of rising interest rates.

In the United States, equity markets showed particular strength through February 2017, though performance was more mixed in March and April as the initial optimism for economic growth driven by policy programs was muted by the realities of the political process. Gross domestic product (GDP) growth slowed during the reporting period, with 2.1% in the fourth quarter of 2016 as compared to and 0.7% in the first quarter of 2017. Current expectations are for an acceleration throughout 2017, with GDP of 2.9%, 2.3% and 2.2% expected, respectively, for the next three quarters. Earnings saw a dramatic turnaround during the reporting period; declining earnings for five straight quarters ended in the second quarter of 2016 and led into 4% growth in the third quarter, 5% in the fourth quarter and an estimated 13% in the first quarter of 2017.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in December 2016 and again in March 2017. Inflation is moving toward the Fed’s 2% target, economic growth may show modest acceleration this year, and global deflationary risks have moderated, allowing the Federal Open Market Committee (FOMC) to target an additional two interest rate hikes by the end of calendar-year 2017. Long-term rates spiked during the reporting period, as investors saw the proposed initiatives by the Trump administration as driving economic growth, along with inflation.

The S&P 500 ended the semiannual reporting period near its all-time high.

By the start of the semiannual reporting period, the S&P 500 had experienced a near four-month period of weakness, as investors were unwilling to commit ahead of the presidential election. Immediately following the election, investors aggressively bought equities, as there was broad optimism that the priorities expressed by the Trump administration would result in growth. In addition, with the end of the election, investors were able to focus their attention on what was an improving economic and profits picture. The best-performing sectors were financials, technology and consumer discretionary, while the weakest were energy, telecommunications and real estate. Small-capitalization stocks substantially outperformed large-cap stocks, while growth outperformed value.

U.S. economic activity remains relatively supportive for equity market returns.

International stocks underperformed U.S. stocks during the reporting period, but at a much more modest level than the more substantial underperformance recorded during previous periods. The S&P 500 has outperformed the MSCI EAFE in 10 of the past 13 quarters, and in 25 of the 32 quarters since the market bottom in 2009. The first quarter of 2017, however, saw developed and emerging market international indexes substantially outperform the S&P 500. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors’ focus was turned to the regions’ acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative in contrast to the Fed, which is tightening policy.

2

Economic Review (con’t.)

Performance in fixed-income markets was mixed during the reporting period, as rising interest rates on the short and long ends of the yield curve offset the benefit of tightening credit spreads. The 10-year Treasury yield rose from 1.82% to 2.29%, though it was lower than the high of 2.62% seen in mid-March 2017. Short- and long-term rates rose roughly in line, with the spread between 10-year and 2-year Treasury bonds rising by 0.3%.

Index	Semiannual Total Return (as of April 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.24%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	-2.83%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	2.50%
Bloomberg Barclays Municipal Bond	-0.34%
Bloomberg Barclays U.S. Aggregate Bond	-0.67%
Bloomberg Barclays U.S. Corporate High Yield	5.30%
MSCI EAFE®	11.47%
MSCI Emerging Markets®	8.88%
MSCI World ex USA	10.84%
Russell 1000® Growth	15.23%
Russell 1000® Value	11.69%
Russell 2000®	18.37%
S&P 500®	13.32%

Source: Morningstar

3

Fund Overview	Nationwide Bond Index Fund

Asset Allocation†

U.S. Treasury Obligations	37.4%
Mortgage-Backed Securities	28.4%
Corporate Bonds	25.3%
Investment Companies	6.4%
Foreign Government Securities	2.1%
Supranational	1.6%
U.S. Government Agency Securities	1.6%
Commercial Mortgage-Backed Securities	1.5%
Municipal Bonds	0.6%
Asset-Backed Securities	0.5%
Collateralized Mortgage Obligations	0.3%
Repurchase Agreement	0.2%
Short-Term Investment††	0.0%
Liabilities in excess of other assets†††	(5.9)%
100.0%

Top Industries††††

Banks	3.2%
Oil, Gas & Consumable Fuels	2.1%
Capital Markets	1.5%
Diversified Telecommunication Services	1.1%
Media	1.1%
Electric Utilities	1.1%
Pharmaceuticals	0.9%
Beverages	0.9%
Insurance	0.8%
Consumer Finance	0.7%
Other Industries*	86.6%
100.0%

Top Holdings††††

Fidelity Investments Money Market Prime Money Market Portfolio—Institutional Class	6.1%
FNMA Pool TBA, 3.00%, 05/25/47	1.9%
GNMA II Pool TBA, 3.00%, 05/15/47	1.6%
FHLMC Gold Pool TBA, 3.00%, 05/15/47	1.1%
U.S. Treasury Notes, 0.75%, 10/31/18	1.0%
U.S. Treasury Bonds, 3.00%, 11/15/44	0.8%
U.S. Treasury Notes, 1.75%, 12/31/20	0.8%
U.S. Treasury Notes, 1.38%, 12/31/18	0.8%
U.S. Treasury Notes, 1.25%, 12/31/18	0.8%
U.S. Treasury Notes, 1.50%, 01/31/19	0.7%
Other Holdings*	84.4%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Please refer to the Statement of Assets and Liabilities for additional details.

††††	Percentages indicated are based upon total investments as of April 30, 2017.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

4

Shareholder Expense Example	Nationwide Bond Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Bond Index Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	989.30	3.30	0.67
	Hypothetical	(a)(b)	1,000.00	1,021.47	3.36	0.67
Class C Shares	Actual	(a)	1,000.00	986.10	6.55	1.33
	Hypothetical	(a)(b)	1,000.00	1,018.20	6.66	1.33
Class R6 Shares(c)	Actual	(a)	1,000.00	991.30	1.28	0.26
	Hypothetical	(a)(b)	1,000.00	1,023.51	1.30	0.26
Institutional Service Class Shares	Actual	(d)	1,000.00	1,016.60	1.60	0.40
	Hypothetical	(b)(e)	1,000.00	1,022.81	2.01	0.40

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

(d)	Actual expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from December 7, 2016 through April 30, 2017 to reflect the period from commencement of operations.

(e)	Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

5

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund

Asset-Backed Securities 0.5%

	Principal Amount	Market Value

Airlines 0.1%
American Airlines Pass-Through Trust, Series 2013-2 4.95%, 01/15/23	$190,294	$203,080
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 08/15/25	219,310	230,001

		433,081

Automobiles 0.1%
Carmax Auto Owner Trust, Series 2016-3, Class A3, 1.39%, 05/17/21	1,200,000	1,193,436

Credit Card 0.3%
Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 09/16/24	625,000	619,769
Citibank Credit Card Issuance Trust
Series 2016-A1, Class A1, 1.75%, 11/19/21	1,500,000	1,499,134
Series 2017-A3, Class A3, 1.92%, 04/07/22	1,000,000	1,003,168

		3,122,071

Total Asset-Backed Securities (cost $4,709,184)		4,748,588

Collateralized Mortgage Obligations 0.3%
FHLMC
Series K003, Class A5, 5.09%, 03/25/19	100,000	104,943
Series K004, Class A1, 3.41%, 05/25/19	160,364	163,593
Series K006, Class A1, 3.40%, 07/25/19	87,330	89,274
Series K713, Class A2, 2.31%, 03/25/20	500,000	506,688
Series K014, Class A1, 2.79%, 10/25/20	34,357	34,860
Series K020, Class A2, 2.37%, 05/25/22	600,000	604,733
Series K026, Class A2, 2.51%, 11/25/22	200,000	202,406
Series K031, Class A2, 3.30%, 04/25/23 (a)	100,000	105,039
Series K033, Class A2, 3.06%, 07/25/23 (a)	100,000	103,702
Series K038, Class A1, 2.60%, 10/25/23	163,658	166,694
Series K037, Class A2, 3.49%, 01/25/24	200,000	213,179

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

FHLMC (continued)
Series K038, Class A2, 3.39%, 03/25/24	$800,000	$845,016

Total Collateralized Mortgage Obligations (cost $3,092,216)		3,140,127

Commercial Mortgage-Backed Securities 1.5%
BBCMS MORTGAGE TRUST, Series 2017-C1, Class A4, 3.67%, 02/15/50	450,000	467,895
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/46	650,000	698,278
Series 2014-GC25, Class A4, 3.64%, 10/10/47	500,000	520,740
COMM Mortgage Trust
Series 2013-CR12, Class A4, 4.05%, 10/10/46	300,000	320,369
Series 2014-CR16, Class A4, 4.05%, 04/10/47	750,000	800,456
FNMA ACES
Series 2014-M2, Class ASV2, 2.78%, 06/25/21 (a)	460,111	469,042
Series 2014-M6, Class A2, 2.68%, 05/25/21 (a)	150,000	151,911
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A4, 3.38%, 05/10/50	750,000	765,375
GS Mortgage Securities Trust, Series 2015-GC28, Class A2, 2.90%, 02/10/48	1,000,000	1,019,850
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.17%, 08/15/46	505,466	538,880
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class ASB, 3.91%, 07/15/46 (a)	1,356,000	1,430,274
Series 2013-C10, Class A5, 4.22%, 07/15/46 (a)	250,000	269,941
Series 2013-C7, Class A4, 2.92%, 02/15/46	1,300,000	1,311,933
Series 2014-C17, Class A5, 3.74%, 08/15/47	1,500,000	1,573,048
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class A4, 3.59%, 03/15/49	900,000	934,028
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.79%, 09/15/48	1,700,000	1,775,588

6

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Commercial Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

WFRBS Commercial Mortgage Trust
Series 2012-C7, Class A2, 3.43%, 06/15/45	$300,000	$311,264
Series 2013-C11, Class A4, 3.04%, 03/15/45	500,000	510,020

Total Commercial Mortgage-Backed Securities (cost $13,925,936)		13,868,892

Corporate Bonds 25.3%
Aerospace & Defense 0.4%
Boeing Co. (The),
4.88%, 02/15/20	200,000	216,773
2.80%, 03/01/27	500,000	494,321
3.30%, 03/01/35	65,000	61,608
General Dynamics Corp.,
3.88%, 07/15/21	150,000	160,067
L3 Technologies, Inc.,
4.95%, 02/15/21	250,000	269,157
Lockheed Martin Corp.,
3.55%, 01/15/26	500,000	515,773
3.60%, 03/01/35	55,000	53,247
4.07%, 12/15/42	191,000	190,337
Northrop Grumman Corp.,
4.75%, 06/01/43	250,000	275,335
Raytheon Co.,
6.40%, 12/15/18	144,000	155,052
3.13%, 10/15/20	250,000	258,874
3.15%, 12/15/24	75,000	77,344
Rockwell Collins, Inc.,
5.25%, 07/15/19	70,000	74,855
Textron, Inc.,
4.30%, 03/01/24	250,000	263,865
United Technologies Corp.,
6.13%, 07/15/38	150,000	194,263
4.50%, 06/01/42	250,000	270,379

		3,531,250

Air Freight & Logistics 0.1%
FedEx Corp.,
3.25%, 04/01/26	45,000	45,084
3.30%, 03/15/27	70,000	69,856
3.88%, 08/01/42	50,000	45,854
4.55%, 04/01/46	250,000	252,564
United Parcel Service of America, Inc.,
8.38%, 04/01/20	82,000	96,535
United Parcel Service, Inc.,
6.20%, 01/15/38	205,000	270,595

		780,488

Auto Components 0.0%†
BorgWarner, Inc.,
3.38%, 03/15/25	70,000	70,097

Corporate Bonds (continued)

	Principal Amount	Market Value

Auto Components (continued)
Delphi Corp.,
4.15%, 03/15/24	$150,000	$158,094

		228,191

Automobiles 0.1%
Ford Motor Co.,
7.45%, 07/16/31	350,000	441,492
General Motors Co.,
5.20%, 04/01/45	250,000	242,429

		683,921

Banks 4.0%
Bank of America Corp.,
5.63%, 07/01/20	250,000	274,573
5.70%, 01/24/22	250,000	281,373
3.12%, 01/20/23 (a)	500,000	505,220
4.10%, 07/24/23	250,000	262,812
4.00%, 01/22/25	500,000	504,499
3.88%, 08/01/25	250,000	256,150
4.45%, 03/03/26	55,000	56,898
3.50%, 04/19/26	145,000	144,686
4.25%, 10/22/26	645,000	657,630
3.25%, 10/21/27	500,000	479,364
Series L, 4.18%, 11/25/27	500,000	505,084
5.88%, 02/07/42	250,000	305,162
Bank of America NA,
2.05%, 12/07/18	1,000,000	1,006,007
Bank of Nova Scotia (The),
1.70%, 06/11/18	500,000	500,483
1.65%, 06/14/19	250,000	248,868
Barclays Bank plc,
5.14%, 10/14/20	250,000	268,351
Barclays plc,
2.75%, 11/08/19	500,000	504,818
3.65%, 03/16/25	200,000	196,631
5.20%, 05/12/26	250,000	259,553
4.34%, 01/10/28	500,000	509,685
BB&T Corp.,
2.45%, 01/15/20	300,000	303,717
BNP Paribas SA,
2.70%, 08/20/18	500,000	504,997
4.25%, 10/15/24	250,000	255,389
Capital One Bank USA NA,
3.38%, 02/15/23	250,000	251,716
Capital One NA,
2.40%, 09/05/19	250,000	251,039
Citigroup, Inc.,
2.05%, 12/07/18	250,000	250,429
2.45%, 01/10/20	750,000	754,566
2.65%, 10/26/20	250,000	252,112
2.35%, 08/02/21	500,000	493,627
3.88%, 10/25/23	350,000	365,457

7

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
Citigroup, Inc., (continued)
3.75%, 06/16/24	$300,000	$308,047
3.30%, 04/27/25	155,000	154,019
5.50%, 09/13/25	250,000	276,163
3.70%, 01/12/26	250,000	252,653
4.60%, 03/09/26	105,000	108,926
3.40%, 05/01/26	200,000	197,344
4.30%, 11/20/26	450,000	457,992
3.89%, 01/10/28 (a)	350,000	355,140
6.63%, 06/15/32	232,000	285,613
Commonwealth Bank of Australia,
2.30%, 03/12/20	250,000	251,399
Compass Bank,
3.88%, 04/10/25	250,000	246,084
Cooperatieve Rabobank UA,
5.25%, 05/24/41	125,000	148,116
5.75%, 12/01/43	250,000	296,297
Credit Suisse Group Funding Guernsey Ltd.,
3.13%, 12/10/20	250,000	253,481
3.80%, 09/15/22	250,000	257,298
4.55%, 04/17/26	250,000	262,357
Discover Bank,
7.00%, 04/15/20	300,000	334,815
Fifth Third Bancorp,
2.88%, 07/27/20	250,000	254,432
3.50%, 03/15/22	300,000	310,472
Fifth Third Bank,
1.63%, 09/27/19	250,000	247,684
HSBC Bank USA NA,
5.88%, 11/01/34	498,000	600,333
HSBC Holdings plc,
3.60%, 05/25/23	200,000	205,536
4.25%, 03/14/24	250,000	256,520
4.30%, 03/08/26	200,000	211,243
3.90%, 05/25/26	250,000	256,680
4.38%, 11/23/26	750,000	768,445
Huntington Bancshares, Inc.,
3.15%, 03/14/21	250,000	255,465
Industrial & Commercial Bank of China Ltd.,
3.23%, 11/13/19	250,000	254,859
Intesa Sanpaolo SpA,
3.88%, 01/15/19	200,000	204,443
JPMorgan Chase & Co.,
2.20%, 10/22/19	500,000	502,165
2.25%, 01/23/20	500,000	502,058
2.75%, 06/23/20	250,000	253,954
2.55%, 03/01/21	250,000	251,185
2.40%, 06/07/21	500,000	499,000
3.38%, 05/01/23	250,000	251,656
3.63%, 05/13/24	350,000	361,486
3.13%, 01/23/25	250,000	247,374
3.30%, 04/01/26	250,000	247,039

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
JPMorgan Chase & Co., (continued)
4.13%, 12/15/26	$250,000	$257,637
3.78%, 02/01/28 (a)	950,000	966,180
5.60%, 07/15/41	200,000	239,456
4.85%, 02/01/44	250,000	278,563
KeyBank NA,
2.50%, 12/15/19	250,000	252,955
KeyCorp,
5.10%, 03/24/21	150,000	164,253
Lloyds Banking Group plc,
4.50%, 11/04/24	250,000	258,724
4.65%, 03/24/26	250,000	259,599
Manufacturers & Traders Trust Co.,
2.10%, 02/06/20	500,000	500,258
Mitsubishi UFJ Financial Group, Inc.,
3.85%, 03/01/26	250,000	259,562
MUFG Americas Holdings Corp.,
3.00%, 02/10/25	250,000	244,432
National Australia Bank Ltd.,
3.38%, 01/14/26	250,000	253,263
PNC Bank NA,
2.95%, 01/30/23	350,000	353,503
3.30%, 10/30/24	250,000	255,837
PNC Financial Services Group, Inc. (The),
5.13%, 02/08/20	400,000	432,540
Regions Bank,
2.25%, 09/14/18	250,000	250,897
Royal Bank of Canada,
2.00%, 12/10/18	250,000	250,949
2.15%, 03/06/20	250,000	250,703
2.50%, 01/19/21	250,000	252,472
Royal Bank of Scotland Group plc,
4.80%, 04/05/26	250,000	262,353
Santander Holdings USA, Inc.,
3.45%, 08/27/18	250,000	253,983
2.65%, 04/17/20	150,000	149,629
Santander UK Group Holdings plc,
2.88%, 10/16/20	105,000	105,466
Santander UK plc,
2.38%, 03/16/20	250,000	251,437
Sumitomo Mitsui Banking Corp.,
2.45%, 01/16/20	250,000	251,886
Sumitomo Mitsui Financial Group, Inc.,
3.78%, 03/09/26	500,000	517,593
Toronto-Dominion Bank (The),
1.45%, 09/06/18	750,000	748,705
US Bancorp,
4.13%, 05/24/21	100,000	107,024
US Bank NA,
1.40%, 04/26/19	500,000	496,935
2.13%, 10/28/19	500,000	504,254

8

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
Wells Fargo & Co.,
2.15%, 01/15/19	$500,000	$502,602
Series N, 2.15%, 01/30/20	500,000	501,585
3.00%, 01/22/21	500,000	511,185
2.50%, 03/04/21	240,000	240,693
3.00%, 02/19/25	260,000	255,149
3.00%, 04/22/26	250,000	241,837
4.30%, 07/22/27	200,000	209,719
5.38%, 02/07/35	118,000	137,784
5.61%, 01/15/44	483,000	553,614
3.90%, 05/01/45	150,000	144,965
4.90%, 11/17/45	250,000	262,572
4.40%, 06/14/46	100,000	97,645
Wells Fargo Bank NA,
1.75%, 05/24/19	500,000	498,846
Westpac Banking Corp.,
4.63%, 06/01/18	103,000	105,889
2.25%, 07/30/18	500,000	503,480
1.60%, 08/19/19	750,000	743,118
4.32%, 11/23/31 (a)	250,000	256,503

		38,196,903

Beverages 0.9%
Anheuser-Busch Cos. LLC,
5.00%, 03/01/19	164,000	173,201
Anheuser-Busch InBev Finance, Inc.,
2.65%, 02/01/21	600,000	607,366
3.65%, 02/01/26	500,000	509,515
4.70%, 02/01/36	350,000	375,464
4.63%, 02/01/44	350,000	366,119
4.90%, 02/01/46	465,000	507,991
Anheuser-Busch InBev Worldwide, Inc.,
5.00%, 04/15/20	200,000	216,407
3.75%, 01/15/22	1,000,000	1,052,760
2.50%, 07/15/22	250,000	249,203
4.44%, 10/06/48 (b)	130,000	132,327
Coca-Cola Co. (The),
3.15%, 11/15/20	200,000	209,316
3.20%, 11/01/23	400,000	415,060
Diageo Investment Corp.,
2.88%, 05/11/22	500,000	511,232
Dr Pepper Snapple Group, Inc.,
3.20%, 11/15/21	250,000	256,796
Molson Coors Brewing Co.,
1.45%, 07/15/19	250,000	246,894
2.10%, 07/15/21	500,000	490,752
3.50%, 05/01/22	250,000	260,126
3.00%, 07/15/26	95,000	91,203
PepsiCo, Inc.,
1.85%, 04/30/20	250,000	249,805
3.13%, 11/01/20	200,000	207,961
3.60%, 03/01/24	250,000	263,440
2.85%, 02/24/26	575,000	571,010
3.45%, 10/06/46	250,000	227,618

Corporate Bonds (continued)

	Principal Amount	Market Value

Beverages (continued)
Pepsi-Cola Metropolitan Bottling Co., Inc.,
Series B, 7.00%, 03/01/29	$244,000	$332,895

		8,524,461

Biotechnology 0.7%
AbbVie, Inc.,
1.80%, 05/14/18	250,000	250,352
2.00%, 11/06/18	500,000	501,474
2.90%, 11/06/22	500,000	502,116
2.85%, 05/14/23	500,000	495,746
3.20%, 05/14/26	185,000	180,290
4.50%, 05/14/35	135,000	135,678
4.30%, 05/14/36	250,000	244,734
4.40%, 11/06/42	75,000	72,337
Amgen, Inc.,
3.45%, 10/01/20	200,000	208,503
4.56%, 06/15/48	387,000	389,140
4.66%, 06/15/51	279,000	281,085
Baxalta, Inc.,
4.00%, 06/23/25	100,000	102,855
Biogen, Inc.,
3.63%, 09/15/22	500,000	520,838
4.05%, 09/15/25	95,000	99,617
Celgene Corp.,
3.25%, 08/15/22	200,000	204,443
4.63%, 05/15/44	150,000	151,366
5.00%, 08/15/45	250,000	266,828
Gilead Sciences, Inc.,
2.05%, 04/01/19	500,000	502,870
4.50%, 04/01/21	100,000	107,888
2.50%, 09/01/23	750,000	732,669
3.70%, 04/01/24	150,000	155,356
3.50%, 02/01/25	145,000	147,364
3.65%, 03/01/26	75,000	76,297
4.50%, 02/01/45	250,000	249,657
4.75%, 03/01/46	150,000	154,689

		6,734,192

Building Products 0.1%
Johnson Controls International plc,
4.25%, 03/01/21	100,000	106,232
3.90%, 02/14/26	125,000	130,711
4.50%, 02/15/47	250,000	255,709

		492,652

Capital Markets 1.6%
Ameriprise Financial, Inc.,
5.30%, 03/15/20	100,000	108,607
4.00%, 10/15/23	250,000	265,898
Bank of New York Mellon Corp. (The),
2.30%, 09/11/19	500,000	504,754

9

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Capital Markets (continued)
Bank of New York Mellon Corp. (The), (continued)
2.60%, 08/17/20	$200,000	$203,336
Series G, 3.00%, 02/24/25	105,000	104,994
Brookfield Finance, Inc.,
4.25%, 06/02/26	250,000	256,429
CME Group, Inc.,
3.00%, 03/15/25	250,000	251,922
Credit Suisse AG,
2.30%, 05/28/19	250,000	251,511
Credit Suisse USA, Inc.,
7.13%, 07/15/32	195,000	267,006
Deutsche Bank AG,
4.10%, 01/13/26	250,000	252,105
Franklin Resources, Inc.,
2.80%, 09/15/22	250,000	253,098
Goldman Sachs Group, Inc. (The),
2.55%, 10/23/19	500,000	505,015
Series D, 6.00%, 06/15/20	500,000	554,109
2.63%, 04/25/21	500,000	500,452
5.75%, 01/24/22	250,000	282,054
4.00%, 03/03/24	250,000	260,759
3.50%, 01/23/25	500,000	502,213
3.75%, 05/22/25	350,000	356,341
3.75%, 02/25/26	315,000	320,203
3.50%, 11/16/26	750,000	740,740
6.13%, 02/15/33	200,000	244,445
6.75%, 10/01/37	450,000	561,122
Intercontinental Exchange, Inc.,
3.75%, 12/01/25	80,000	83,264
Jefferies Group LLC,
6.88%, 04/15/21	250,000	286,727
4.85%, 01/15/27	500,000	519,262
Moody’s Corp.,
4.50%, 09/01/22	100,000	107,669
Morgan Stanley,
2.50%, 01/24/19	350,000	353,721
7.30%, 05/13/19	400,000	441,078
2.65%, 01/27/20	500,000	506,567
2.80%, 06/16/20	230,000	233,505
5.50%, 07/28/21	150,000	166,993
4.10%, 05/22/23	350,000	363,308
4.00%, 07/23/25	155,000	160,634
3.88%, 01/27/26	250,000	255,593
3.13%, 07/27/26	500,000	482,444
4.35%, 09/08/26	250,000	258,551
3.63%, 01/20/27	750,000	752,042
3.95%, 04/23/27	250,000	250,747
7.25%, 04/01/32	226,000	309,936
S&P Global, Inc.,
4.40%, 02/15/26	250,000	267,698
State Street Corp.,
4.38%, 03/07/21	300,000	322,076
3.30%, 12/16/24	155,000	158,784

Corporate Bonds (continued)

	Principal Amount	Market Value

Capital Markets (continued)
TD Ameritrade Holding Corp.,
2.95%, 04/01/22	$250,000	$254,530
3.63%, 04/01/25	250,000	257,852
Thomson Reuters Corp.,
3.85%, 09/29/24	250,000	257,362
3.35%, 05/15/26	140,000	138,248
UBS AG,
2.35%, 03/26/20	250,000	251,636

		14,987,340

Chemicals 0.5%
Agrium, Inc.,
3.15%, 10/01/22	50,000	50,559
6.13%, 01/15/41	100,000	118,219
Albemarle Corp.,
5.45%, 12/01/44	200,000	222,325
Dow Chemical Co. (The),
4.13%, 11/15/21	150,000	159,341
3.50%, 10/01/24	250,000	256,514
4.38%, 11/15/42	150,000	150,672
Eastman Chemical Co.,
3.60%, 08/15/22	250,000	258,727
Ecolab, Inc.,
2.25%, 01/12/20	135,000	135,766
4.35%, 12/08/21	100,000	108,427
3.25%, 01/14/23	250,000	255,460
EI du Pont de Nemours & Co.,
4.90%, 01/15/41	200,000	218,911
Lubrizol Corp. (The),
6.50%, 10/01/34	103,000	133,360
LyondellBasell Industries NV,
6.00%, 11/15/21	400,000	454,053
4.63%, 02/26/55	100,000	93,624
Monsanto Co.,
2.75%, 07/15/21	500,000	504,706
2.85%, 04/15/25	250,000	240,427
4.20%, 07/15/34	70,000	69,469
Mosaic Co. (The),
5.45%, 11/15/33	250,000	260,207
Potash Corp. of Saskatchewan, Inc.,
5.88%, 12/01/36	125,000	145,044
Praxair, Inc.,
4.05%, 03/15/21	150,000	159,652
3.20%, 01/30/26	250,000	255,468

		4,250,931

Commercial Services & Supplies 0.1%
Catholic Health Initiatives,
4.35%, 11/01/42	300,000	257,588
Pitney Bowes, Inc.,
4.75%, 05/15/18	62,000	63,602

10

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Services & Supplies (continued)
Republic Services, Inc.,
5.25%, 11/15/21	$350,000	$390,380
3.20%, 03/15/25	250,000	252,042
Waste Management, Inc.,
3.90%, 03/01/35	90,000	90,880

		1,054,492

Communications Equipment 0.2%
Cisco Systems, Inc.,
4.95%, 02/15/19	335,000	355,000
5.50%, 01/15/40	250,000	309,286
Harris Corp.,
3.83%, 04/27/25	250,000	257,871
4.85%, 04/27/35	55,000	59,441
Motorola Solutions, Inc.,
4.00%, 09/01/24	150,000	150,809
7.50%, 05/15/25	144,000	170,872
Telefonaktiebolaget LM Ericsson,
4.13%, 05/15/22	150,000	153,107

		1,456,386

Construction & Engineering 0.0%†
ABB Finance USA, Inc.,
4.38%, 05/08/42	100,000	106,192

Consumer Finance 0.8%
AerCap Ireland Capital Ltd.,
4.25%, 07/01/20	750,000	784,428
American Express Co.,
3.63%, 12/05/24	150,000	153,203
American Honda Finance Corp.,
2.25%, 08/15/19	500,000	505,147
Capital One Financial Corp.,
3.75%, 04/24/24	100,000	101,689
Caterpillar Financial Services Corp.,
1.70%, 06/16/18	250,000	250,419
2.75%, 08/20/21	500,000	506,615
Ford Motor Credit Co. LLC,
2.24%, 06/15/18	250,000	250,764
3.34%, 03/18/21	500,000	506,664
5.88%, 08/02/21	250,000	278,136
3.66%, 09/08/24	250,000	248,033
General Motors Financial Co., Inc.,
3.10%, 01/15/19	500,000	507,533
3.15%, 01/15/20	391,000	398,351
4.38%, 09/25/21	100,000	105,322
5.25%, 03/01/26	350,000	377,380
4.00%, 10/06/26	250,000	248,509
HSBC USA, Inc.,
2.63%, 09/24/18	250,000	252,431
2.38%, 11/13/19	350,000	351,490
2.75%, 08/07/20	250,000	253,515

Corporate Bonds (continued)

	Principal Amount	Market Value

Consumer Finance (continued)
John Deere Capital Corp.,
1.95%, 01/08/19	$250,000	$251,530
2.65%, 01/06/22	140,000	141,751
Synchrony Financial,
4.50%, 07/23/25	190,000	196,252
Toyota Motor Credit Corp.,
2.10%, 01/17/19	350,000	352,739
2.13%, 07/18/19	350,000	352,524

		7,374,425

Containers & Packaging 0.0%†
International Paper Co.,
4.80%, 06/15/44	250,000	255,705

Diversified Consumer Services 0.1%
Massachusetts Institute of Technology,
4.68%, 07/01/14	200,000	209,902
President & Fellows of Harvard College,
3.15%, 07/15/46	50,000	45,901
3.30%, 07/15/56	100,000	92,585
Princeton University,
5.70%, 03/01/39	200,000	264,399

		612,787

Diversified Financial Services 0.5%
AXA Financial, Inc.,
7.00%, 04/01/28	92,000	115,895
Bank One Corp.,
8.00%, 04/29/27	202,000	265,973
Bear Stearns Cos. LLC (The),
4.65%, 07/02/18	246,000	253,998
Berkshire Hathaway, Inc.,
3.13%, 03/15/26	500,000	504,277
Boeing Capital Corp.,
4.70%, 10/27/19	250,000	268,603
GE Capital International Funding Co. Unlimited Co.,
2.34%, 11/15/20	206,000	207,350
4.42%, 11/15/35	582,000	622,216
National Rural Utilities Cooperative Finance Corp.,
8.00%, 03/01/32	111,000	160,465
Shell International Finance BV,
1.38%, 09/12/19	1,000,000	990,868
4.13%, 05/11/35	150,000	154,417
6.38%, 12/15/38	250,000	326,675
4.55%, 08/12/43	250,000	263,582
4.00%, 05/10/46	150,000	145,692
Voya Financial, Inc.,
3.65%, 06/15/26	350,000	348,555

		4,628,566

11

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Telecommunication Services 1.2%
AT&T, Inc.,
2.38%, 11/27/18	$300,000	$301,976
2.45%, 06/30/20	750,000	751,110
3.80%, 03/15/22	500,000	518,882
3.95%, 01/15/25	350,000	354,433
4.13%, 02/17/26	250,000	254,731
4.25%, 03/01/27	250,000	255,265
4.50%, 05/15/35	310,000	293,601
5.25%, 03/01/37	500,000	512,800
5.35%, 09/01/40	275,000	282,763
4.30%, 12/15/42	267,000	239,274
4.80%, 06/15/44	150,000	141,892
4.75%, 05/15/46	250,000	234,178
4.50%, 03/09/48	410,000	369,512
British Telecommunications plc,
9.12%, 12/15/30	191,000	288,472
Deutsche Telekom International Finance BV,
8.75%, 06/15/30	106,000	156,616
Orange SA,
1.63%, 11/03/19	500,000	493,830
9.00%, 03/01/31 (c)	133,000	198,668
Telefonica Emisiones SAU,
5.46%, 02/16/21	500,000	551,069
4.57%, 04/27/23	200,000	215,739
4.10%, 03/08/27	500,000	512,857
Verizon Communications, Inc.,
2.95%, 03/15/22 (b)	258,000	259,356
3.50%, 11/01/24	500,000	500,333
4.13%, 03/16/27	1,000,000	1,022,547
4.40%, 11/01/34	500,000	478,541
4.81%, 03/15/39 (b)	269,000	263,853
3.85%, 11/01/42	250,000	209,283
6.55%, 09/15/43	750,000	920,426
4.52%, 09/15/48	250,000	229,969
5.01%, 04/15/49 (b)	95,000	93,230
5.01%, 08/21/54	150,000	145,563

		11,050,769

Electric Utilities 1.1%
Cleveland Electric Illuminating Co. (The),
5.50%, 08/15/24	200,000	229,506
DTE Electric Co.,
3.65%, 03/15/24	250,000	263,916
3.70%, 03/15/45	180,000	175,422
Duke Energy Carolinas LLC,
4.30%, 06/15/20	500,000	535,179
Duke Energy Corp.,
3.05%, 08/15/22	200,000	203,993
3.75%, 04/15/24	250,000	259,991
2.65%, 09/01/26	500,000	472,431
Duke Energy Florida LLC,
5.90%, 03/01/33	247,000	294,150

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities (continued)
Duke Energy Indiana LLC,
3.75%, 07/15/20	$100,000	$104,969
Duke Energy Ohio, Inc.,
Series A, 5.40%, 06/15/33	51,000	57,811
3.70%, 06/15/46	250,000	239,171
Emera US Finance LP,
3.55%, 06/15/26	250,000	248,077
Entergy Corp.,
5.13%, 09/15/20	300,000	324,092
4.00%, 07/15/22	200,000	211,303
Eversource Energy,
Series H, 3.15%, 01/15/25	125,000	124,713
Exelon Corp.,
5.63%, 06/15/35	250,000	285,697
FirstEnergy Corp.,
Series B, 4.25%, 03/15/23	500,000	520,805
Florida Power & Light Co.,
5.65%, 02/01/37	200,000	247,730
4.05%, 10/01/44	250,000	258,337
Great Plains Energy, Inc.,
4.85%, 06/01/21	100,000	107,184
Iberdrola International BV,
5.81%, 03/15/25	82,000	91,999
Kansas City Power & Light Co.,
3.65%, 08/15/25	100,000	101,298
MidAmerican Energy Co.,
5.80%, 10/15/36	200,000	246,517
Nevada Power Co.,
5.45%, 05/15/41	100,000	116,137
Northern States Power Co.,
4.00%, 08/15/45	85,000	86,014
Oncor Electric Delivery Co. LLC,
5.30%, 06/01/42	150,000	177,435
Pacific Gas & Electric Co.,
3.25%, 06/15/23	500,000	514,174
2.95%, 03/01/26	250,000	247,110
5.80%, 03/01/37	150,000	186,238
6.25%, 03/01/39	100,000	130,245
4.00%, 12/01/46	500,000	499,991
PacifiCorp,
5.25%, 06/15/35	123,000	143,441
PPL Capital Funding, Inc.,
5.00%, 03/15/44	250,000	269,555
Progress Energy, Inc.,
7.75%, 03/01/31	164,000	230,239
Public Service Co. of Colorado,
3.60%, 09/15/42	200,000	190,271
Public Service Electric & Gas Co.,
3.95%, 05/01/42	200,000	202,787
South Carolina Electric & Gas Co.,
6.05%, 01/15/38	200,000	237,770

12

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities (continued)
Southern California Edison Co.,
Series B, 2.40%, 02/01/22	$250,000	$250,580
6.00%, 01/15/34	123,000	154,317
Southern Co. (The),
2.75%, 06/15/20	300,000	302,633
3.25%, 07/01/26	210,000	204,399
4.40%, 07/01/46	250,000	248,711
Virginia Electric & Power Co.,
Series B, 4.20%, 05/15/45	120,000	123,434
Wisconsin Electric Power Co.,
2.95%, 09/15/21	250,000	256,393
5.63%, 05/15/33	41,000	48,585
Xcel Energy, Inc.,
6.50%, 07/01/36	123,000	156,901

		10,581,651

Electrical Equipment 0.1%
Eaton Corp.,
2.75%, 11/02/22	250,000	251,304
4.00%, 11/02/32	150,000	154,678
Emerson Electric Co.,
6.00%, 08/15/32	57,000	72,324

		478,306

Electronic Equipment, Instruments & Components 0.1%
Arrow Electronics, Inc.,
4.50%, 03/01/23	100,000	105,289
Avnet, Inc.,
5.88%, 06/15/20	250,000	271,839
Corning, Inc.,
2.90%, 05/15/22	365,000	368,284
Tyco Electronics Group SA,
3.50%, 02/03/22	150,000	154,930

		900,342

Energy Equipment & Services 0.1%
Baker Hughes, Inc.,
3.20%, 08/15/21	250,000	256,571
Halliburton Co.,
3.80%, 11/15/25	400,000	411,393
6.70%, 09/15/38	250,000	315,389
National Oilwell Varco, Inc.,
3.95%, 12/01/42	100,000	83,315

		1,066,668

Equity Real Estate Investment Trusts (REITs) 0.6%
American Tower Corp.,
2.80%, 06/01/20	250,000	253,084
5.05%, 09/01/20	400,000	432,350
4.40%, 02/15/26	25,000	26,257
AvalonBay Communities, Inc.,
3.45%, 06/01/25	100,000	101,507

Corporate Bonds (continued)

	Principal Amount	Market Value

Equity Real Estate Investment Trusts (REITs) (continued)
Boston Properties LP,
2.75%, 10/01/26	$500,000	$467,741
CBL & Associates LP,
4.60%, 10/15/24 (d)	250,000	231,570
Crown Castle International Corp.,
3.70%, 06/15/26	280,000	280,962
Digital Realty Trust LP,
5.25%, 03/15/21	250,000	271,822
Duke Realty LP,
3.88%, 10/15/22	250,000	260,824
ERP Operating LP,
2.85%, 11/01/26	500,000	477,420
HCP, Inc.,
3.40%, 02/01/25	500,000	483,096
Host Hotels & Resorts LP,
Series D, 3.75%, 10/15/23	100,000	101,535
Series E, 4.00%, 06/15/25	190,000	192,440
Kilroy Realty LP,
4.80%, 07/15/18	200,000	205,424
Omega Healthcare Investors, Inc.,
4.50%, 04/01/27	250,000	247,164
Realty Income Corp.,
4.65%, 08/01/23	250,000	270,818
Simon Property Group LP,
2.20%, 02/01/19	750,000	755,086
4.75%, 03/15/42	250,000	260,447
UDR, Inc.,
4.25%, 06/01/18	100,000	102,471
Ventas Realty LP,
4.75%, 06/01/21	100,000	107,346
4.25%, 03/01/22	250,000	264,258
Welltower, Inc.,
5.25%, 01/15/22	300,000	330,410
Weyerhaeuser Co.,
7.38%, 03/15/32	250,000	335,754

		6,459,786

Food & Staples Retailing 0.5%
Costco Wholesale Corp.,
2.25%, 02/15/22	85,000	85,309
CVS Health Corp.,
3.50%, 07/20/22	500,000	519,671
2.88%, 06/01/26	500,000	482,116
4.88%, 07/20/35	250,000	270,143
Koninklijke Ahold Delhaize NV,
5.70%, 10/01/40	250,000	287,558
Kroger Co. (The),
4.00%, 02/01/24	350,000	365,578
7.50%, 04/01/31	178,000	240,457
Sysco Corp.,
3.75%, 10/01/25	75,000	77,225
3.30%, 07/15/26	130,000	128,972
5.38%, 09/21/35	74,000	83,291

13

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Food & Staples Retailing (continued)
Walgreen Co.,
3.10%, 09/15/22	$150,000	$152,387
Walgreens Boots Alliance, Inc.,
2.60%, 06/01/21	500,000	502,890
3.45%, 06/01/26	55,000	54,099
4.50%, 11/18/34	155,000	155,545
Wal-Mart Stores, Inc.,
7.55%, 02/15/30	82,000	120,180
5.25%, 09/01/35	242,000	290,402
6.20%, 04/15/38	250,000	327,463
5.63%, 04/15/41	150,000	187,031
4.75%, 10/02/43	200,000	226,048

		4,556,365

Food Products 0.4%
Archer-Daniels-Midland Co.,
2.50%, 08/11/26	500,000	481,039
Campbell Soup Co.,
4.25%, 04/15/21	100,000	107,152
Conagra Brands, Inc.,
7.00%, 10/01/28	154,000	193,833
General Mills, Inc.,
2.20%, 10/21/19	500,000	502,126
3.15%, 12/15/21	200,000	206,569
JM Smucker Co. (The),
4.25%, 03/15/35	200,000	202,075
Kellogg Co.,
3.25%, 04/01/26	40,000	39,576
Kraft Heinz Foods Co.,
3.50%, 06/06/22	500,000	516,731
3.00%, 06/01/26	60,000	57,167
6.88%, 01/26/39	138,000	172,900
5.20%, 07/15/45	150,000	158,557
4.38%, 06/01/46	250,000	237,859
Mead Johnson Nutrition Co.,
4.13%, 11/15/25	110,000	116,264
Tyson Foods, Inc.,
4.50%, 06/15/22	250,000	267,362
Unilever Capital Corp.,
2.00%, 07/28/26	250,000	229,329
5.90%, 11/15/32	144,000	188,431

		3,676,970

Gas Utilities 0.1%
Atmos Energy Corp.,
4.13%, 10/15/44	200,000	201,388
CenterPoint Energy Resources Corp.,
4.50%, 01/15/21	212,000	223,709
Dominion Gas Holdings LLC,
2.80%, 11/15/20	335,000	339,514
National Fuel Gas Co.,
3.75%, 03/01/23	250,000	250,370

		1,014,981

Corporate Bonds (continued)

	Principal Amount	Market Value

Health Care Equipment & Supplies 0.4%
Abbott Laboratories,
3.25%, 04/15/23	$200,000	$201,596
3.88%, 09/15/25	45,000	45,737
3.75%, 11/30/26	750,000	759,208
5.30%, 05/27/40	250,000	270,237
Baxter International, Inc.,
2.60%, 08/15/26	230,000	217,192
Becton Dickinson and Co.,
3.13%, 11/08/21	250,000	251,410
3.30%, 03/01/23	250,000	249,721
Boston Scientific Corp.,
2.65%, 10/01/18	250,000	252,400
Medtronic, Inc.,
3.15%, 03/15/22	135,000	139,832
3.63%, 03/15/24	200,000	208,928
4.38%, 03/15/35	250,000	264,564
4.63%, 03/15/45	250,000	271,949
Stryker Corp.,
3.38%, 11/01/25	80,000	81,101
3.50%, 03/15/26	35,000	35,647
4.63%, 03/15/46	200,000	209,179
Zimmer Biomet Holdings, Inc.,
3.38%, 11/30/21	150,000	153,062
4.25%, 08/15/35	48,000	45,499

		3,657,262

Health Care Providers & Services 0.5%
Aetna, Inc.,
2.80%, 06/15/23	250,000	250,145
6.63%, 06/15/36	250,000	330,758
AmerisourceBergen Corp.,
4.25%, 03/01/45	100,000	98,469
Anthem, Inc.,
3.50%, 08/15/24	250,000	253,411
4.65%, 08/15/44	250,000	258,533
Cardinal Health, Inc.,
3.20%, 06/15/22	200,000	202,833
3.75%, 09/15/25	170,000	175,434
Cigna Corp.,
3.25%, 04/15/25	250,000	249,458
5.38%, 02/15/42	150,000	175,892
Express Scripts Holding Co.,
3.90%, 02/15/22	250,000	260,317
4.50%, 02/25/26	250,000	259,820
4.80%, 07/15/46	350,000	340,231
Humana, Inc.,
3.15%, 12/01/22	250,000	252,769
Laboratory Corp. of America Holdings,
3.75%, 08/23/22	200,000	207,175
McKesson Corp.,
6.00%, 03/01/41	100,000	116,935

14

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Health Care Providers & Services (continued)
UnitedHealth Group, Inc.,
1.63%, 03/15/19	$250,000	$249,259
2.88%, 12/15/21	500,000	513,442
3.45%, 01/15/27	250,000	255,935
4.63%, 07/15/35	25,000	27,445
5.80%, 03/15/36	417,000	517,806

		4,996,067

Hotels, Restaurants & Leisure 0.1%
Hyatt Hotels Corp.,
5.38%, 08/15/21	100,000	109,634
Marriott International, Inc.,
Series N, 3.13%, 10/15/21	250,000	256,703
McDonald’s Corp.,
3.70%, 01/30/26	250,000	257,797
4.88%, 07/15/40	250,000	268,794
4.88%, 12/09/45	250,000	269,272
Wyndham Worldwide Corp.,
5.63%, 03/01/21	150,000	165,167

		1,327,367

Household Durables 0.1%
Newell Brands, Inc.,
2.88%, 12/01/19	250,000	254,716
4.20%, 04/01/26	530,000	557,064
Whirlpool Corp.,
3.70%, 05/01/25	250,000	256,954

		1,068,734

Household Products 0.1%
Colgate-Palmolive Co.,
2.45%, 11/15/21	100,000	101,633
Kimberly-Clark Corp.,
2.65%, 03/01/25	55,000	53,642
3.20%, 07/30/46	210,000	186,801
Procter & Gamble Co. (The),
1.90%, 11/01/19	250,000	252,029

		594,105

Independent Power and Renewable Electricity Producers 0.1%
Exelon Generation Co. LLC,
2.95%, 01/15/20	250,000	253,848
5.75%, 10/01/41	150,000	147,146
Southern Power Co.,
4.15%, 12/01/25	250,000	261,151

		662,145

Industrial Conglomerates 0.3%
3M Co.,
3.00%, 08/07/25	250,000	255,079
5.70%, 03/15/37	50,000	62,941

Corporate Bonds (continued)

	Principal Amount	Market Value

Industrial Conglomerates (continued)
General Electric Co.,
2.20%, 01/09/20	$250,000	$253,140
5.30%, 02/11/21	72,000	79,971
2.70%, 10/09/22	250,000	254,294
3.38%, 03/11/24	250,000	262,665
6.75%, 03/15/32	106,000	145,113
6.15%, 08/07/37	144,000	187,954
5.88%, 01/14/38	150,000	191,543
6.88%, 01/10/39	100,000	142,665
4.50%, 03/11/44	350,000	382,107
Honeywell International, Inc.,
1.85%, 11/01/21	500,000	492,141
Ingersoll-Rand Global Holding Co. Ltd.,
2.88%, 01/15/19	50,000	50,767
5.75%, 06/15/43	50,000	60,224
Ingersoll-Rand Luxembourg Finance SA,
3.55%, 11/01/24	250,000	255,900
Koninklijke Philips NV,
5.00%, 03/15/42	200,000	213,283

		3,289,787

Insurance 0.9%
Aflac, Inc.,
3.63%, 11/15/24	250,000	259,514
Alleghany Corp.,
4.95%, 06/27/22	250,000	274,865
Allstate Corp. (The),
6.50%, 05/15/57 (a)	145,000	166,025
American International Group, Inc.,
3.30%, 03/01/21	445,000	456,021
3.90%, 04/01/26	240,000	244,747
4.80%, 07/10/45	250,000	257,557
Aon Corp.,
5.00%, 09/30/20	400,000	432,073
Aon plc,
3.88%, 12/15/25	600,000	616,665
Arch Capital Finance LLC,
4.01%, 12/15/26	250,000	259,459
Berkshire Hathaway Finance Corp.,
4.40%, 05/15/42	150,000	159,177
Chubb INA Holdings, Inc.,
2.70%, 03/13/23	250,000	249,623
3.35%, 05/03/26	45,000	46,021
4.35%, 11/03/45	250,000	267,304
CNA Financial Corp.,
5.75%, 08/15/21	250,000	279,834
Hartford Financial Services Group, Inc. (The),
6.10%, 10/01/41	100,000	122,612
Lincoln National Corp.,
4.85%, 06/24/21	50,000	54,119
6.15%, 04/07/36	160,000	190,993

15

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Insurance (continued)
Loews Corp.,
4.13%, 05/15/43	$100,000	$97,473
Manulife Financial Corp.,
4.15%, 03/04/26	100,000	106,006
Marsh & McLennan Cos., Inc.,
4.80%, 07/15/21	300,000	326,304
MetLife, Inc.,
3.12%, 12/15/22	250,000	255,086
5.70%, 06/15/35	86,000	104,643
6.40%, 12/15/36	200,000	225,000
4.60%, 05/13/46	85,000	91,331
Nationwide Financial Services, Inc.,
6.75%, 05/15/37 (e)	75,000	79,500
Principal Financial Group, Inc.,
3.30%, 09/15/22	250,000	255,916
Progressive Corp. (The),
3.75%, 08/23/21	150,000	158,805
6.25%, 12/01/32	113,000	146,809
Prudential Financial, Inc.,
5.38%, 06/21/20	250,000	274,391
5.75%, 07/15/33	103,000	122,935
6.63%, 06/21/40	200,000	262,410
5.63%, 06/15/43 (a)	150,000	163,688
Reinsurance Group of America, Inc.,
5.00%, 06/01/21	100,000	108,538
Travelers Property Casualty Corp.,
6.38%, 03/15/33	133,000	172,362
Willis Towers Watson plc,
5.75%, 03/15/21	100,000	110,018
WR Berkley Corp.,
4.75%, 08/01/44	250,000	251,421
XLIT Ltd.,
4.45%, 03/31/25	500,000	513,649

		8,162,894

Internet & Direct Marketing Retail 0.1%
Amazon.com, Inc.,
3.30%, 12/05/21	250,000	260,128
4.80%, 12/05/34	250,000	279,849
Expedia, Inc.,
5.95%, 08/15/20	150,000	164,811
QVC, Inc.,
4.38%, 03/15/23	100,000	100,640

		805,428

Internet Software & Services 0.1%
Alibaba Group Holding Ltd.,
3.13%, 11/28/21	200,000	203,153
Alphabet, Inc.,
3.63%, 05/19/21	100,000	106,497
eBay, Inc.,
3.25%, 10/15/20	100,000	103,151
3.80%, 03/09/22	140,000	146,293

		559,094

Corporate Bonds (continued)

	Principal Amount	Market Value

IT Services 0.2%
Broadridge Financial Solutions, Inc.,
3.40%, 06/27/26	$80,000	$78,920
Computer Sciences Corp.,
4.45%, 09/15/22	100,000	106,634
Fidelity National Information Services, Inc.,
5.00%, 10/15/25	250,000	275,814
Fiserv, Inc.,
4.75%, 06/15/21	200,000	215,880
International Business Machines Corp.,
2.90%, 11/01/21	150,000	154,407
3.45%, 02/19/26	250,000	256,429
5.88%, 11/29/32	250,000	321,383
Visa, Inc.,
3.15%, 12/14/25	195,000	198,229
4.30%, 12/14/45	350,000	374,597
Western Union Co. (The),
6.20%, 11/17/36	100,000	104,423

		2,086,716

Life Sciences Tools & Services 0.0%†
Bio-Rad Laboratories, Inc.,
4.88%, 12/15/20	100,000	106,830
PerkinElmer, Inc.,
5.00%, 11/15/21	100,000	109,062
Thermo Fisher Scientific, Inc.,
3.60%, 08/15/21	250,000	260,452

		476,344

Machinery 0.2%
Caterpillar, Inc.,
2.60%, 06/26/22	250,000	252,553
6.05%, 08/15/36	123,000	154,865
3.80%, 08/15/42	97,000	94,201
Deere & Co.,
3.90%, 06/09/42	100,000	100,518
Dover Corp.,
5.38%, 03/01/41	50,000	58,771
IDEX Corp.,
4.20%, 12/15/21	200,000	208,593
Illinois Tool Works, Inc.,
4.88%, 09/15/41	200,000	229,009
Parker-Hannifin Corp.,
4.20%, 11/21/34	250,000	260,486
Stanley Black & Decker, Inc.,
2.90%, 11/01/22	150,000	152,889

		1,511,885

Media 1.1%
21st Century Fox America, Inc.,
4.00%, 10/01/23	250,000	260,485
3.70%, 09/15/24	100,000	102,973
3.70%, 10/15/25	250,000	256,219

16

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
21st Century Fox America, Inc., (continued)
7.28%, 06/30/28	$53,000	$67,688
6.55%, 03/15/33	450,000	553,486
CBS Corp.,
3.70%, 08/15/24	250,000	255,901
5.50%, 05/15/33	82,000	88,029
Charter Communications Operating LLC,
4.91%, 07/23/25	330,000	353,676
6.83%, 10/23/55	250,000	293,314
Comcast Corp.,
3.15%, 03/01/26	250,000	248,454
3.30%, 02/01/27	1,000,000	1,005,674
4.25%, 01/15/33	250,000	259,283
7.05%, 03/15/33	205,000	274,183
4.20%, 08/15/34	150,000	153,747
6.50%, 11/15/35	70,000	89,636
6.95%, 08/15/37	205,000	275,965
Discovery Communications LLC,
3.80%, 03/13/24	500,000	499,306
3.45%, 03/15/25	135,000	129,764
4.90%, 03/11/26	50,000	52,487
Grupo Televisa SAB,
5.00%, 05/13/45	250,000	235,525
Historic TW, Inc.,
6.88%, 06/15/18	122,000	128,921
NBCUniversal Media LLC,
5.15%, 04/30/20	250,000	273,091
5.95%, 04/01/41	100,000	122,578
4.45%, 01/15/43	200,000	202,991
Omnicom Group, Inc.,
3.63%, 05/01/22	50,000	52,146
3.60%, 04/15/26	250,000	251,919
Time Warner Cable LLC,
6.75%, 07/01/18	415,000	437,587
5.50%, 09/01/41	250,000	258,850
4.50%, 09/15/42	250,000	229,309
Time Warner, Inc.,
2.95%, 07/15/26	750,000	703,661
3.80%, 02/15/27	1,000,000	995,606
Viacom, Inc.,
3.25%, 03/15/23	400,000	395,757
4.38%, 03/15/43	200,000	177,933
Walt Disney Co. (The),
3.00%, 02/13/26	250,000	251,005
3.70%, 12/01/42	250,000	240,383
3.00%, 07/30/46	60,000	50,813
WPP Finance 2010,
4.75%, 11/21/21	100,000	108,079
3.75%, 09/19/24	250,000	255,100

		10,591,524

Corporate Bonds (continued)

	Principal Amount	Market Value

Metals & Mining 0.3%
Barrick Gold Corp.,
4.10%, 05/01/23	$79,000	$85,901
5.25%, 04/01/42	200,000	220,856
BHP Billiton Finance USA Ltd.,
3.85%, 09/30/23	500,000	534,418
6.42%, 03/01/26	55,000	67,663
Newmont Mining Corp.,
5.88%, 04/01/35	164,000	184,752
Nucor Corp.,
4.00%, 08/01/23	250,000	264,747
Rio Tinto Alcan, Inc.,
5.75%, 06/01/35	144,000	163,423
Rio Tinto Finance USA plc,
2.88%, 08/21/22	25,000	25,236
4.13%, 08/21/42	150,000	148,947
Southern Copper Corp.,
6.75%, 04/16/40	100,000	113,535
5.88%, 04/23/45	150,000	158,006
Vale Overseas Ltd.,
6.88%, 11/21/36	306,000	331,628
Vale SA,
5.63%, 09/11/42	150,000	142,875

		2,441,987

Multiline Retail 0.1%
Kohl’s Corp.,
4.00%, 11/01/21	100,000	102,317
3.25%, 02/01/23	150,000	143,368
Macy’s Retail Holdings, Inc.,
6.90%, 04/01/29	50,000	53,896
6.70%, 07/15/34	150,000	155,886
Nordstrom, Inc.,
4.00%, 10/15/21	250,000	262,169
Target Corp.,
2.50%, 04/15/26 (d)	250,000	238,319
6.35%, 11/01/32	154,000	197,675

		1,153,630

Multi-Utilities 0.5%
Ameren Corp.,
3.65%, 02/15/26	250,000	253,938
Ameren Illinois Co.,
2.70%, 09/01/22	350,000	352,852
Berkshire Hathaway Energy Co.,
3.50%, 02/01/25	750,000	769,966
CMS Energy Corp.,
3.00%, 05/15/26	250,000	243,567
Consolidated Edison Co. of New York, Inc.,
5.70%, 06/15/40	150,000	184,762
3.95%, 03/01/43	750,000	743,462
Dominion Resources, Inc.,
5.20%, 08/15/19	100,000	106,783

17

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Multi-Utilities (continued)
Dominion Resources, Inc., (continued)
Series C, 2.00%, 08/15/21	$500,000	$489,102
3.63%, 12/01/24	250,000	254,689
Series B, 5.95%, 06/15/35	174,000	207,129
NiSource Finance Corp.,
5.95%, 06/15/41	150,000	180,860
Puget Energy, Inc.,
3.65%, 05/15/25	250,000	251,151
Sempra Energy,
4.05%, 12/01/23	200,000	211,062
6.00%, 10/15/39	100,000	121,317
Southern Co. Gas Capital Corp.,
4.40%, 06/01/43	100,000	98,739
WEC Energy Group, Inc.,
3.55%, 06/15/25	250,000	258,006

		4,727,385

Oil, Gas & Consumable Fuels 2.3%
Anadarko Petroleum Corp.,
5.55%, 03/15/26 (d)	250,000	279,826
6.45%, 09/15/36	269,000	318,789
Apache Corp.,
3.63%, 02/01/21	250,000	258,431
4.75%, 04/15/43	250,000	254,525
BP Capital Markets plc,
1.38%, 05/10/18	250,000	249,542
2.32%, 02/13/20	250,000	252,379
4.50%, 10/01/20	100,000	107,564
3.56%, 11/01/21	250,000	261,486
3.06%, 03/17/22	210,000	215,029
3.51%, 03/17/25	250,000	256,136
Buckeye Partners LP,
4.15%, 07/01/23	250,000	258,060
Canadian Natural Resources Ltd.,
6.25%, 03/15/38	210,000	238,385
Chevron Corp.,
1.72%, 06/24/18	500,000	501,676
2.19%, 11/15/19	55,000	55,493
2.36%, 12/05/22	250,000	248,318
2.95%, 05/16/26	250,000	249,276
Columbia Pipeline Group, Inc.,
3.30%, 06/01/20	350,000	356,813
ConocoPhillips,
5.90%, 10/15/32	123,000	149,874
6.50%, 02/01/39	200,000	257,159
ConocoPhillips Co.,
2.40%, 12/15/22	250,000	247,160
3.35%, 05/15/25 (d)	250,000	252,856
4.15%, 11/15/34	145,000	144,516
Devon Energy Corp.,
7.95%, 04/15/32	250,000	326,890
Ecopetrol SA,
5.88%, 05/28/45	325,000	298,252

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
El Paso Natural Gas Co. LLC,
8.37%, 06/15/32	$50,000	$64,364
Enable Midstream Partners LP,
5.00%, 05/15/44	150,000	138,152
Enbridge Energy Partners LP,
5.20%, 03/15/20	250,000	268,165
5.88%, 10/15/25 (d)	250,000	285,064
Enbridge, Inc.,
5.50%, 12/01/46	150,000	164,800
Encana Corp.,
6.50%, 02/01/38	250,000	281,964
Energy Transfer Partners LP,
4.65%, 06/01/21	100,000	105,890
5.20%, 02/01/22	250,000	270,611
6.05%, 06/01/41	100,000	106,410
6.50%, 02/01/42	250,000	275,136
EnLink Midstream Partners LP,
4.85%, 07/15/26	250,000	262,713
Enterprise Products Operating LLC,
6.13%, 10/15/39	215,000	253,756
4.85%, 08/15/42	150,000	155,232
4.95%, 10/15/54	250,000	253,739
EOG Resources, Inc.,
5.63%, 06/01/19	130,000	139,389
4.10%, 02/01/21	200,000	211,217
Exxon Mobil Corp.,
3.18%, 03/15/24	350,000	361,531
2.71%, 03/06/25	250,000	247,996
3.04%, 03/01/26	75,000	75,758
4.11%, 03/01/46	200,000	209,014
Hess Corp.,
4.30%, 04/01/27	250,000	249,780
7.30%, 08/15/31	127,000	151,310
Husky Energy, Inc.,
3.95%, 04/15/22	200,000	208,978
Kinder Morgan Energy Partners LP,
5.80%, 03/15/35	144,000	153,925
6.38%, 03/01/41	100,000	109,667
Kinder Morgan, Inc.,
3.05%, 12/01/19	500,000	510,015
4.30%, 06/01/25	85,000	88,539
5.30%, 12/01/34	200,000	204,923
5.05%, 02/15/46	250,000	248,767
Magellan Midstream Partners LP,
4.25%, 09/15/46	200,000	190,991
Marathon Oil Corp.,
6.80%, 03/15/32	82,000	95,155
Marathon Petroleum Corp.,
5.13%, 03/01/21	300,000	325,473
6.50%, 03/01/41	100,000	113,004
MPLX LP,
5.50%, 02/15/23	250,000	259,062
4.50%, 07/15/23	250,000	263,451
4.13%, 03/01/27	250,000	253,231

18

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Nexen Energy ULC,
5.88%, 03/10/35	$92,000	$107,499
6.40%, 05/15/37	250,000	312,232
Noble Energy, Inc.,
3.90%, 11/15/24	250,000	255,183
6.00%, 03/01/41	150,000	169,117
Occidental Petroleum Corp.,
3.13%, 02/15/22	200,000	204,701
3.40%, 04/15/26	140,000	141,665
3.00%, 02/15/27	500,000	489,091
ONEOK Partners LP,
4.90%, 03/15/25	250,000	267,650
Petro-Canada,
5.95%, 05/15/35	189,000	222,501
Petroleos Mexicanos,
3.50%, 07/18/18	500,000	507,850
6.50%, 03/13/27 (b)	750,000	811,875
6.63%, 06/15/35	301,000	313,040
5.50%, 06/27/44	80,000	70,200
6.38%, 01/23/45	250,000	244,725
Phillips 66,
5.88%, 05/01/42	150,000	175,518
Pioneer Natural Resources Co.,
3.95%, 07/15/22	50,000	52,727
Plains All American Pipeline LP,
4.70%, 06/15/44	250,000	232,188
Sabine Pass Liquefaction LLC,
6.25%, 03/15/22	250,000	280,351
5.00%, 03/15/27 (b)	500,000	527,710
Spectra Energy Capital LLC,
6.75%, 02/15/32	123,000	141,420
Spectra Energy Partners LP,
3.50%, 03/15/25	250,000	247,661
Suncor Energy, Inc.,
3.60%, 12/01/24	120,000	123,667
Sunoco Logistics Partners Operations LP,
5.35%, 05/15/45	150,000	149,731
Total Capital International SA,
3.70%, 01/15/24	500,000	522,894
TransCanada PipeLines Ltd.,
3.80%, 10/01/20	250,000	262,837
4.63%, 03/01/34	250,000	266,835
5.85%, 03/15/36	150,000	179,564
Valero Energy Corp.,
3.65%, 03/15/25	205,000	205,503
7.50%, 04/15/32	82,000	105,084
6.63%, 06/15/37	100,000	118,864
Williams Partners LP,
3.90%, 01/15/25	250,000	253,514
5.40%, 03/04/44	250,000	261,374

		21,820,378

Corporate Bonds (continued)

	Principal Amount	Market Value

Paper & Forest Products 0.0%†
Georgia-Pacific LLC,
8.88%, 05/15/31	$200,000	$308,706

Pharmaceuticals 0.9%
Actavis Funding SCS,
3.45%, 03/15/22	155,000	159,338
3.85%, 06/15/24	40,000	41,092
4.55%, 03/15/35	100,000	100,702
4.85%, 06/15/44	150,000	152,786
4.75%, 03/15/45	250,000	254,623
Actavis, Inc.,
3.25%, 10/01/22	200,000	203,002
AstraZeneca plc,
3.38%, 11/16/25	500,000	506,162
6.45%, 09/15/37	140,000	184,524
Bristol-Myers Squibb Co.,
2.00%, 08/01/22	350,000	341,252
Eli Lilly & Co.,
2.75%, 06/01/25	45,000	44,908
GlaxoSmithKline Capital plc,
2.85%, 05/08/22	250,000	254,095
GlaxoSmithKline Capital, Inc.,
5.38%, 04/15/34	139,000	163,281
Johnson & Johnson,
2.95%, 09/01/20	100,000	104,159
2.45%, 12/05/21	250,000	254,350
2.05%, 03/01/23	500,000	493,122
2.45%, 03/01/26	75,000	72,780
4.95%, 05/15/33	287,000	336,481
Merck & Co., Inc.,
2.75%, 02/10/25	220,000	219,540
4.15%, 05/18/43	250,000	258,730
Mylan NV,
3.15%, 06/15/21	750,000	757,045
Novartis Capital Corp.,
3.40%, 05/06/24	500,000	520,877
3.00%, 11/20/25	250,000	252,443
Perrigo Co. plc,
4.00%, 11/15/23	250,000	258,562
Pfizer, Inc.,
3.00%, 12/15/26	250,000	249,732
7.20%, 03/15/39	375,000	538,342
Pharmacia LLC,
6.60%, 12/01/28	123,000	159,837
Shire Acquisitions Investments Ireland DAC,
2.40%, 09/23/21	750,000	740,784
3.20%, 09/23/26	190,000	183,959
Teva Pharmaceutical Finance Co. BV,
Series 2, 3.65%, 11/10/21	32,000	32,848
Teva Pharmaceutical Finance Co. LLC,
6.15%, 02/01/36	5,000	5,591

19

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Pharmaceuticals (continued)
Teva Pharmaceutical Finance IV BV,
3.65%, 11/10/21	$82,000	$84,174
Teva Pharmaceutical Finance Netherlands III BV,
3.15%, 10/01/26 (d)	800,000	744,878
Zoetis, Inc.,
3.25%, 02/01/23	50,000	50,979
4.50%, 11/13/25	115,000	125,720

		8,850,698

Road & Rail 0.3%
Burlington Northern Santa Fe LLC,
7.95%, 08/15/30	144,000	207,511
5.05%, 03/01/41	350,000	400,029
4.70%, 09/01/45	150,000	164,984
Canadian National Railway Co.,
6.90%, 07/15/28	168,000	225,330
6.20%, 06/01/36	64,000	82,640
Canadian Pacific Railway Co.,
4.50%, 01/15/22	500,000	538,260
2.90%, 02/01/25	250,000	246,777
CSX Corp.,
5.50%, 04/15/41	100,000	116,811
3.95%, 05/01/50	250,000	232,948
Norfolk Southern Corp.,
2.90%, 02/15/23	92,000	92,386
5.59%, 05/17/25	59,000	67,648
4.84%, 10/01/41	15,000	16,422
4.45%, 06/15/45	50,000	52,522
6.00%, 05/23/11	100,000	115,955
Ryder System, Inc.,
2.50%, 05/11/20	105,000	105,471
Union Pacific Corp.,
3.25%, 08/15/25	250,000	256,432
4.15%, 01/15/45	150,000	153,027
4.05%, 03/01/46	105,000	105,896

		3,181,049

Semiconductors & Semiconductor Equipment 0.4%
Applied Materials, Inc.,
4.30%, 06/15/21	300,000	324,051
Broadcom Corp.,
3.63%, 01/15/24 (b)	750,000	760,906
Intel Corp.,
1.70%, 05/19/21	750,000	738,270
2.70%, 12/15/22	250,000	253,984
3.70%, 07/29/25	150,000	157,839
4.80%, 10/01/41	200,000	222,929
KLA-Tencor Corp.,
4.65%, 11/01/24	215,000	230,803
Lam Research Corp.,
3.80%, 03/15/25	145,000	147,174

Corporate Bonds (continued)

	Principal Amount	Market Value

Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.,
4.65%, 05/20/35	$250,000	$264,624
Texas Instruments, Inc.,
1.75%, 05/01/20	250,000	249,202

		3,349,782

Software 0.7%
Adobe Systems, Inc.,
3.25%, 02/01/25	70,000	71,474
CA, Inc.,
4.50%, 08/15/23	240,000	253,440
Microsoft Corp.,
1.00%, 05/01/18	500,000	498,463
3.00%, 10/01/20	350,000	363,811
2.00%, 08/08/23	250,000	243,162
3.63%, 12/15/23	250,000	266,202
2.88%, 02/06/24	185,000	188,004
2.40%, 08/08/26	465,000	445,493
3.50%, 02/12/35	665,000	651,276
4.45%, 11/03/45	75,000	80,088
3.70%, 08/08/46	500,000	476,758
Series 30Y, 4.25%, 02/06/47	500,000	520,303
Oracle Corp.,
5.00%, 07/08/19	100,000	107,108
2.25%, 10/08/19	250,000	253,235
1.90%, 09/15/21	500,000	494,910
2.40%, 09/15/23	250,000	246,477
2.65%, 07/15/26	495,000	477,816
3.25%, 05/15/30	400,000	403,626
4.30%, 07/08/34	350,000	368,794
4.00%, 07/15/46	250,000	244,315

		6,654,755

Specialty Retail 0.2%
AutoZone, Inc.,
4.00%, 11/15/20	200,000	210,079
3.25%, 04/15/25	165,000	163,184
Bed Bath & Beyond, Inc.,
4.92%, 08/01/34 (d)	250,000	234,071
Home Depot, Inc. (The),
3.35%, 09/15/25	45,000	46,573
5.88%, 12/16/36	230,000	293,647
5.95%, 04/01/41	100,000	129,709
4.40%, 03/15/45	200,000	215,688
Lowe’s Cos., Inc.,
6.50%, 03/15/29	164,000	217,387
4.25%, 09/15/44	250,000	256,338

		1,766,676

Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc.,
1.00%, 05/03/18	500,000	498,760
3.45%, 05/06/24	500,000	523,587

20

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Technology Hardware, Storage & Peripherals (continued)
Apple, Inc., (continued)
2.50%, 02/09/25	$170,000	$166,417
3.25%, 02/23/26	95,000	97,015
2.45%, 08/04/26	190,000	181,907
3.35%, 02/09/27	1,000,000	1,022,795
3.85%, 05/04/43	250,000	242,787
4.38%, 05/13/45	145,000	151,305
4.65%, 02/23/46	230,000	250,610
Diamond 1 Finance Corp.,
4.42%, 06/15/21 (b)	500,000	524,900
6.02%, 06/15/26 (b)	240,000	263,599
8.35%, 07/15/46 (b)	150,000	194,142
Hewlett Packard Enterprise Co.,
4.90%, 10/15/25	500,000	525,374
HP, Inc.,
4.65%, 12/09/21	500,000	539,568
NetApp, Inc.,
3.38%, 06/15/21	150,000	153,188
Seagate HDD Cayman,
4.75%, 01/01/25	200,000	194,026
Xerox Corp.,
4.07%, 03/17/22 (b)	100,000	102,557
4.80%, 03/01/35	120,000	111,805

		5,744,342

Textiles, Apparel & Luxury Goods 0.0%†
Cintas Corp. No. 2,
4.30%, 06/01/21	100,000	106,878
NIKE, Inc.,
3.38%, 11/01/46	100,000	89,749
VF Corp.,
3.50%, 09/01/21	200,000	208,832

		405,459

Thrifts & Mortgage Finance 0.0%†
BPCE SA,
4.00%, 04/15/24	250,000	261,720

Tobacco 0.3%
Altria Group, Inc.,
9.25%, 08/06/19	89,000	103,015
2.63%, 01/14/20	250,000	253,786
2.85%, 08/09/22	250,000	252,596
4.25%, 08/09/42	100,000	100,237
5.38%, 01/31/44	100,000	116,390
Philip Morris International, Inc.,
5.65%, 05/16/18	150,000	156,427
3.60%, 11/15/23	500,000	522,227
3.25%, 11/10/24	350,000	355,365
4.88%, 11/15/43	150,000	163,557

Corporate Bonds (continued)

	Principal Amount	Market Value

Tobacco (continued)
Reynolds American, Inc.,
4.45%, 06/12/25	$500,000	$533,243
5.70%, 08/15/35	75,000	85,837

		2,642,680

Water Utilities 0.0%†
American Water Capital Corp.,
4.30%, 09/01/45	250,000	263,386
United Utilities plc,
5.38%, 02/01/19	100,000	104,574

		367,960

Wireless Telecommunication Services 0.2%
America Movil SAB de CV,
5.00%, 03/30/20	500,000	537,655
3.13%, 07/16/22	500,000	507,303
6.38%, 03/01/35	123,000	146,644
Rogers Communications, Inc.,
5.00%, 03/15/44	250,000	272,117
Vodafone Group plc,
2.95%, 02/19/23	250,000	248,708
7.88%, 02/15/30	144,000	193,343
6.15%, 02/27/37	75,000	87,121

		1,992,891

Total Corporate Bonds (cost $232,149,825)		239,144,170

Foreign Government Securities 2.1%
CANADA 0.4%
Province of British Columbia Canada,
2.00%, 10/23/22	500,000	496,682
Canadian Government International Bond,
1.63%, 02/27/19	500,000	502,834
Hydro-Quebec,
8.40%, 01/15/22	153,000	189,702
8.88%, 03/01/26	109,000	150,691
Province of Manitoba Canada,
1.75%, 05/30/19	500,000	501,191
Province of Ontario Canada,
2.00%, 01/30/19	750,000	755,213
Province of Quebec Canada,
2.88%, 10/16/24	250,000	255,210
7.50%, 09/15/29	200,000	287,268

		3,138,791

COLOMBIA 0.2%
Republic of Colombia,
7.38%, 03/18/19	600,000	660,000
7.38%, 09/18/37	250,000	321,500
5.00%, 06/15/45	350,000	353,500

		1,335,000

21

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Foreign Government Securities (continued)

	Principal Amount	Market Value

GERMANY 0.4%
Kreditanstalt fuer Wiederaufbau,
1.00%, 06/11/18	$1,000,000	$996,767
1.00%, 09/07/18	1,500,000	1,493,194
1.75%, 10/15/19	1,000,000	1,004,590
2.75%, 09/08/20	550,000	567,349

		4,061,900

HUNGARY 0.1%
Hungary Government Bond,
5.38%, 03/25/24	750,000	841,425

ISRAEL 0.0%†
State of Israel,
3.15%, 06/30/23	250,000	255,725

ITALY 0.0%†
Republic of Italy,
5.38%, 06/15/33	184,000	200,480

MEXICO 0.3%
Petroleos Mexicanos,
4.50%, 01/23/26	250,000	242,500
5.63%, 01/23/46	100,000	89,025
6.75%, 09/21/47	359,000	364,851
United Mexican States,
5.13%, 01/15/20	250,000	270,750
3.63%, 03/15/22	500,000	515,500
4.13%, 01/21/26	250,000	259,125
6.75%, 09/27/34	373,000	468,682
5.55%, 01/21/45	200,000	220,000
4.60%, 01/23/46	500,000	483,750
5.75%, 10/12/10	200,000	203,500

		3,117,683

NORWAY 0.1%
Statoil ASA,
1.15%, 05/15/18	250,000	248,808
2.75%, 11/10/21	500,000	507,382

		756,190

PANAMA 0.1%
Republic of Panama,
5.20%, 01/30/20	250,000	270,000
6.70%, 01/26/36	250,000	323,125

		593,125

PERU 0.1%
Republic of Peru,
7.13%, 03/30/19	370,000	405,709
4.13%, 08/25/27	500,000	542,750
5.63%, 11/18/50	200,000	242,500

		1,190,959

Foreign Government Securities (continued)

	Principal Amount	Market Value

PHILIPPINES 0.1%
Republic of the Philippines,
6.50%, 01/20/20	$250,000	$279,541
7.75%, 01/14/31	250,000	357,196
6.38%, 10/23/34	250,000	333,457
3.70%, 03/01/41	250,000	249,051

		1,219,245

POLAND 0.1%
Republic of Poland,
5.13%, 04/21/21	125,000	137,307
5.00%, 03/23/22	450,000	494,843
4.00%, 01/22/24	250,000	263,875

		896,025

SOUTH KOREA 0.1%
Export-Import Bank of Korea,
4.00%, 01/29/21	350,000	367,267
2.88%, 01/21/25	350,000	344,451
Republic of Korea,
5.63%, 11/03/25	200,000	240,572
Korea Development Bank (The),
4.63%, 11/16/21	200,000	216,983

		1,169,273

URUGUAY 0.1%
Oriental Republic of Uruguay,
4.50%, 08/14/24	350,000	375,025
4.38%, 10/27/27	250,000	262,500
5.10%, 06/18/50	150,000	149,250

		786,775

Total Foreign Government Securities (cost $19,195,426)		19,562,596

Mortgage-Backed Securities 28.4%
FHLMC Gold Pool
Pool# E89909
6.00%, 05/01/17	30	30
Pool# E01157 6.00%, 06/01/17	102	102
Pool# E90194 6.00%, 06/01/17	17	17
Pool# E90313 6.00%, 06/01/17	16	16
Pool# E90591 5.50%, 07/01/17	102	102
Pool# E90645 6.00%, 07/01/17	121	121
Pool# G11399 5.50%, 04/01/18	486	489

22

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FHLMC Gold Pool (continued)
Pool# B10210 5.50%, 10/01/18	$3,429	$3,479
Pool# B11548 5.50%, 12/01/18	6,005	6,115
Pool# E01604 5.50%, 03/01/19	4,735	4,846
Pool# B13430 5.50%, 04/01/19	1,158	1,163
Pool# B15396 5.50%, 06/01/19	3,233	3,239
Pool# G18007 6.00%, 07/01/19	2,111	2,172
Pool# B16087 6.00%, 08/01/19	15,438	15,857
Pool# G18022 5.50%, 11/01/19	9,723	10,071
Pool# B14288 5.50%, 12/01/19	3,749	3,823
Pool# J00935 5.00%, 12/01/20	5,590	5,739
Pool# J00854 5.00%, 01/01/21	6,556	6,731
Pool# J00855 5.50%, 01/01/21	12,431	12,950
Pool# J01279 5.50%, 02/01/21	3,963	4,149
Pool# J01570 5.50%, 04/01/21	3,509	3,667
Pool# J01771 5.00%, 05/01/21	5,550	5,698
Pool# J06015 5.00%, 05/01/21	19,891	20,422
Pool# J05950 5.50%, 05/01/21	36,463	38,064
Pool# G18122 5.00%, 06/01/21	7,653	7,994
Pool# J01980 6.00%, 06/01/21	6,891	6,906
Pool# J03074 5.00%, 07/01/21	5,580	5,881
Pool# J03028 5.50%, 07/01/21	1,207	1,247
Pool# J09912 4.00%, 06/01/24	961,579	1,011,109
Pool# C00351 8.00%, 07/01/24	315	352
Pool# D60780 8.00%, 06/01/25	1,517	1,667
Pool# G30267 5.00%, 08/01/25	182,256	199,001
Pool# J13883 3.50%, 12/01/25	578,067	607,886
Pool# J18127 3.00%, 03/01/27	252,085	259,710

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FHLMC Gold Pool (continued)
Pool# J18702 3.00%, 03/01/27	$276,631	$284,999
Pool# J19106 3.00%, 05/01/27	110,814	114,166
Pool# J20471 3.00%, 09/01/27	493,040	507,954
Pool# D82854 7.00%, 10/01/27	1,002	1,085
Pool# G14609 3.00%, 11/01/27	697,112	718,199
Pool# C00566 7.50%, 12/01/27	1,087	1,246
Pool# G15100 2.50%, 07/01/28	190,788	193,943
Pool# C00678 7.00%, 11/01/28	1,453	1,685
Pool# C18271 7.00%, 11/01/28	1,780	1,960
Pool# C00836 7.00%, 07/01/29	628	717
Pool# C31282 7.00%, 09/01/29	71	74
Pool# C31285 7.00%, 09/01/29	1,569	1,767
Pool# A18212 7.00%, 11/01/29	30,224	32,083
Pool# C32914 8.00%, 11/01/29	2,182	2,362
Pool# G18536 2.50%, 01/01/30	2,265,029	2,281,503
Pool# C37436 8.00%, 01/01/30	1,955	2,375
Pool# C36306 7.00%, 02/01/30	511	532
Pool# C36429 7.00%, 02/01/30	509	527
Pool# C00921 7.50%, 02/01/30	1,236	1,430
Pool# G01108 7.00%, 04/01/30	512	594
Pool# C37703 7.50%, 04/01/30	978	1,093
Pool# G18552 3.00%, 05/01/30	1,042,830	1,074,374
Pool# J32243 3.00%, 07/01/30	895,304	922,385
Pool# J32255 3.00%, 07/01/30	55,486	57,165
Pool# J32257 3.00%, 07/01/30	60,695	62,546
Pool# C41561 8.00%, 08/01/30	1,542	1,623

23

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FHLMC Gold Pool (continued)
Pool# C01051 8.00%, 09/01/30	$2,102	$2,462
Pool# C43550 7.00%, 10/01/30	2,519	2,700
Pool# C44017 7.50%, 10/01/30	364	372
Pool# C43967 8.00%, 10/01/30	4,783	4,826
Pool# C44957 8.00%, 11/01/30	2,391	2,731
Pool# C01106 7.00%, 12/01/30	8,610	9,792
Pool# C01103 7.50%, 12/01/30	1,002	1,215
Pool# C01116 7.50%, 01/01/31	801	921
Pool# C46932 7.50%, 01/01/31	523	546
Pool# C47287 7.50%, 02/01/31	1,130	1,188
Pool# G01217 7.00%, 03/01/31	8,768	10,020
Pool# C48206 7.50%, 03/01/31	1,385	1,390
Pool# C91366 4.50%, 04/01/31	155,476	167,443
Pool# G18601 3.00%, 05/01/31	59,204	60,994
Pool# G18605 3.00%, 06/01/31	31,810	32,772
Pool# C91377 4.50%, 06/01/31	81,758	88,051
Pool# C53324 7.00%, 06/01/31	1,278	1,353
Pool# C01209 8.00%, 06/01/31	894	1,021
Pool# C54792 7.00%, 07/01/31	1,836	1,926
Pool# C55071 7.50%, 07/01/31	493	507
Pool# G01309 7.00%, 08/01/31	1,730	2,042
Pool# C01222 7.00%, 09/01/31	1,076	1,245
Pool# G01311 7.00%, 09/01/31	9,972	11,424
Pool# G01315 7.00%, 09/01/31	351	401
Pool# C58647 7.00%, 10/01/31	219	223
Pool# C58694 7.00%, 10/01/31	4,772	5,334

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FHLMC Gold Pool (continued)
Pool# C60012 7.00%, 11/01/31	$615	$640
Pool# C61298 8.00%, 11/01/31	2,070	2,134
Pool# J35957 2.50%, 12/01/31	500,805	504,447
Pool# C61105 7.00%, 12/01/31	4,389	4,677
Pool# C01305 7.50%, 12/01/31	760	852
Pool# C63171 7.00%, 01/01/32	4,929	5,552
Pool# V61548 2.50%, 02/01/32	517,514	521,356
Pool# C64121 7.50%, 02/01/32	1,548	1,598
Pool# C01345 7.00%, 04/01/32	6,113	6,982
Pool# G01391 7.00%, 04/01/32	17,645	20,819
Pool# C65717 7.50%, 04/01/32	3,304	3,391
Pool# C01370 8.00%, 04/01/32	2,135	2,431
Pool# C66916 7.00%, 05/01/32	13,734	15,462
Pool# C01381 8.00%, 05/01/32	12,730	14,828
Pool# C68290 7.00%, 06/01/32	1,859	2,000
Pool# C68300 7.00%, 06/01/32	6,992	7,765
Pool# G01449 7.00%, 07/01/32	11,144	12,767
Pool# C68988 7.50%, 07/01/32	2,340	2,348
Pool# C69908 7.00%, 08/01/32	19,749	21,913
Pool# C91558 3.50%, 09/01/32	175,768	184,189
Pool# G01536 7.00%, 03/01/33	12,025	13,456
Pool# G30642 3.00%, 05/01/33	109,809	113,060
Pool# G30646 3.00%, 05/01/33	241,978	249,142
Pool# K90535 3.00%, 05/01/33	49,670	51,140
Pool# A16419 6.50%, 11/01/33	12,168	13,564
Pool# A16522 6.50%, 12/01/33	26,308	29,407

24

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FHLMC Gold Pool (continued)
Pool# C01806 7.00%, 01/01/34	$9,502	$10,008
Pool# A21356 6.50%, 04/01/34	38,093	42,306
Pool# C01851 6.50%, 04/01/34	29,346	33,004
Pool# A22067 6.50%, 05/01/34	32,080	36,094
Pool# A24301 6.50%, 05/01/34	48,713	54,101
Pool# A24988 6.50%, 07/01/34	8,860	9,840
Pool# G01741 6.50%, 10/01/34	12,963	14,835
Pool# G08023 6.50%, 11/01/34	24,724	27,544
Pool# A33137 6.50%, 01/01/35	9,015	10,068
Pool# G08064 6.50%, 04/01/35	11,603	13,630
Pool# G01947 7.00%, 05/01/35	15,170	17,331
Pool# G08088 6.50%, 10/01/35	107,433	127,034
Pool# A39759 5.50%, 11/01/35	14,754	16,459
Pool# A40376 5.50%, 12/01/35	10,653	11,867
Pool# A42305 5.50%, 01/01/36	32,572	36,538
Pool# A41548 7.00%, 01/01/36	13,779	15,403
Pool# G08111 5.50%, 02/01/36	36,204	40,323
Pool# A43861 5.50%, 03/01/36	51,179	56,689
Pool# A43886 5.50%, 03/01/36	419,077	480,538
Pool# G08116 5.50%, 03/01/36	38,075	42,480
Pool# A43534 6.50%, 03/01/36	14,592	16,206
Pool# A48735 5.50%, 05/01/36	10,191	11,290
Pool# G08136 6.50%, 06/01/36	15,167	17,010
Pool# A53039 6.50%, 10/01/36	35,186	39,176
Pool# A53219 6.50%, 10/01/36	8,251	9,192
Pool# A57803 6.50%, 02/01/37	100,874	112,812
Pool# A66192 6.50%, 09/01/37	7,987	8,870

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FHLMC Gold Pool (continued)
Pool# G04251 6.50%, 04/01/38	$7,115	$7,903
Pool# A79540 6.50%, 07/01/38	12,348	13,714
Pool# G04569 6.50%, 08/01/38	8,432	9,411
Pool# A84168 6.50%, 01/01/39	6,722	7,534
Pool# A84252 6.50%, 01/01/39	20,969	23,291
Pool# A84287 6.50%, 01/01/39	15,099	16,769
Pool# G05535 4.50%, 07/01/39	1,202,193	1,297,446
Pool# A91165 5.00%, 02/01/40	2,155,511	2,363,398
Pool# G60342 4.50%, 05/01/42	243,768	263,090
Pool# G60195 4.00%, 06/01/42	578,493	611,481
Pool# G07158 3.50%, 10/01/42	373,440	385,709
Pool# G07163 3.50%, 10/01/42	172,654	178,326
Pool# Q11532 3.50%, 10/01/42	142,507	147,189
Pool# Q12051 3.50%, 10/01/42	214,826	221,856
Pool# C09020 3.50%, 11/01/42	756,376	781,224
Pool# G07264 3.50%, 12/01/42	388,378	401,138
Pool# Q14292 3.50%, 01/01/43	74,119	76,554
Pool# Q14881 3.50%, 01/01/43	76,305	78,803
Pool# Q15884 3.00%, 02/01/43	731,553	735,040
Pool# V80002 2.50%, 04/01/43	372,333	358,984
Pool# Q16915 3.00%, 04/01/43	674,677	677,826
Pool# Q17675 3.50%, 04/01/43	363,379	375,314
Pool# Q18523 3.50%, 05/01/43	1,048,370	1,082,661
Pool# Q18751 3.50%, 06/01/43	1,457,700	1,505,586
Pool# G07410 3.50%, 07/01/43	134,216	138,759
Pool# G07459 3.50%, 08/01/43	683,866	706,329
Pool# G60038 3.50%, 01/01/44	995,096	1,027,762

25

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FHLMC Gold Pool (continued)
Pool# Q26869 4.00%, 06/01/44	$1,161,609	$1,229,892
Pool# G07946 4.00%, 07/01/44	208,822	220,935
Pool# Q28607 3.50%, 09/01/44	199,447	205,829
Pool# Q30833 4.00%, 01/01/45	19,517	20,562
Pool# G60400 4.50%, 01/01/45	204,325	221,726
Pool# Q34165 4.00%, 06/01/45	339,622	357,807
Pool# Q34167 4.00%, 06/01/45	768,397	809,539
Pool# V81873 4.00%, 08/01/45	53,251	56,102
Pool# G08682 4.00%, 12/01/45	64,085	67,516
Pool# Q38357 4.00%, 01/01/46	19,690	20,744
Pool# Q39434 3.50%, 03/01/46	75,461	77,726
Pool# G08699 4.00%, 03/01/46	41,017	43,214
Pool# Q39440 4.00%, 03/01/46	23,691	24,959
Pool# Q39378 4.50%, 03/01/46	44,158	47,514
Pool# Q40089 4.00%, 04/01/46	31,592	33,284
Pool# G08704 4.50%, 04/01/46	43,541	46,838
Pool# Q40097 4.50%, 04/01/46	4,451	4,789
Pool# G60582 3.50%, 05/01/46	199,931	206,236
Pool# Q40718 3.50%, 05/01/46	74,879	77,062
Pool# G08707 4.00%, 05/01/46	360,157	379,441
Pool# Q40649 4.00%, 05/01/46	326,609	344,097
Pool# G08708 4.50%, 05/01/46	30,052	32,337
Pool# Q40728 4.50%, 05/01/46	6,650	7,156
Pool# G08713 4.50%, 06/01/46	34,390	36,992
Pool# Q41491 3.50%, 07/01/46	53,948	55,521
Pool# Q41903 3.50%, 07/01/46	360,688	371,205
Pool# Q41935 3.50%, 07/01/46	23,880	24,641

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FHLMC Gold Pool (continued)
Pool# Q41945 4.50%, 07/01/46	$40,634	$43,823
Pool# Q41947 4.50%, 07/01/46	16,872	18,155
Pool# G08716 3.50%, 08/01/46	421,046	433,323
Pool# Q42203 3.50%, 08/01/46	46,789	48,217
Pool# Q42393 3.50%, 08/01/46	66,278	68,210
Pool# Q42596 3.50%, 08/01/46	337,491	347,724
Pool# Q42607 4.50%, 08/01/46	17,073	18,371
Pool# G08722 3.50%, 09/01/46	61,847	63,650
Pool# V82617 3.50%, 09/01/46	209,689	215,974
Pool# G60733 4.50%, 09/01/46	74,263	80,792
Pool# Q43184 4.50%, 09/01/46	107,544	116,085
Pool# G08727 3.50%, 10/01/46	682,495	702,394
Pool# G08728
Pool# G08733 3.50%, 11/01/46	745,548	767,286
Pool# Q44223 3.50%, 11/01/46	48,360	49,770
Pool# Q44473 3.50%, 11/01/46	42,562	43,803
Pool# G08734 4.00%, 11/01/46	500,099	526,876
Pool# G08737 3.00%, 12/01/46	1,774,413	1,773,166
Pool# V82849 3.00%, 12/01/46	2,102,998	2,106,816
Pool# G08738 3.50%, 12/01/46	1,651,379	1,699,528
Pool# Q45024 3.50%, 12/01/46	86,003	88,771
Pool# G08739 4.00%, 12/01/46	427,587	450,482
Pool# G08742 3.50%, 01/01/47	2,092,902	2,153,923
Pool# G08747 3.00%, 02/01/47	1,279,905	1,279,005
Pool# G08748 3.50%, 02/01/47	93,098	95,813
Pool# G08749 4.00%, 02/01/47	864,677	910,974
Pool# G08751 3.50%, 03/01/47	422,443	434,760

26

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FHLMC Gold Pool (continued)
Pool# G08752 4.00%, 03/01/47	$684,756	$721,420
Pool# G08754 4.50%, 03/01/47	145,283	156,329
Pool# G08762 4.00%, 05/01/47	1,625,000	1,712,008
FHLMC Gold Pool TBA
2.50%, 05/15/32	3,919,000	3,944,335
3.00%, 05/15/32	2,448,000	2,519,623
3.50%, 05/15/32	550,000	575,266
2.50%, 05/15/47	25,000	24,083
3.00%, 05/15/47	10,717,000	10,701,930
3.50%, 05/15/47	3,077,000	3,163,901
4.00%, 05/15/47	1,684,754	1,773,467
4.50%, 05/15/47	2,255,000	2,424,649
FHLMC Non Gold Pool
Pool# 1B8478 3.29%, 07/01/41 (a)	188,839	197,211
Pool# 2B0108 3.49%, 01/01/42 (a)	8,799	9,225
FNMA
Pool# MA2995, 4.00%, 05/01/47	219,000	230,809
FNMA Pool
Pool# 969977 5.00%, 05/01/23	252,119	261,387
Pool# 990972 6.00%, 09/01/23	10,314	10,490
Pool# AA2549 4.00%, 04/01/24	112,450	118,095
Pool# 935348 5.50%, 06/01/24	37,470	38,910
Pool# AC1374 4.00%, 08/01/24	144,427	153,651
Pool# AC1529 4.50%, 09/01/24	58,059	61,420
Pool# AD0244 4.50%, 10/01/24	42,587	45,065
Pool# AD4089 4.50%, 05/01/25	374,512	394,396
Pool# 890216 4.50%, 07/01/25	76,240	80,500
Pool# AH1361 3.50%, 12/01/25	245,417	257,273
Pool# AH1518 3.50%, 12/01/25	136,934	143,227
Pool# AE6384 4.00%, 01/01/26	23,231	24,500
Pool# AL0298 4.00%, 05/01/26	358,459	380,400
Pool# AB4277 3.00%, 01/01/27	1,046,718	1,080,516

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# AP4746 3.00%, 08/01/27	$170,283	$175,776
Pool# AP4640 3.00%, 09/01/27	111,280	114,873
Pool# AP7855 3.00%, 09/01/27	1,033,809	1,067,223
Pool# AB6886 3.00%, 11/01/27	90,508	93,433
Pool# AB6887 3.00%, 11/01/27	182,841	188,736
Pool# AQ3758 3.00%, 11/01/27	118,556	122,391
Pool# AQ4532 3.00%, 11/01/27	142,727	147,322
Pool# AQ5096 3.00%, 11/01/27	231,711	239,186
Pool# AQ7406 3.00%, 11/01/27	101,967	105,257
Pool# AQ2884 3.00%, 12/01/27	106,204	109,632
Pool# AS0487 2.50%, 09/01/28	384,205	389,965
Pool# 930998 4.50%, 04/01/29	61,143	65,916
Pool# MA0243 5.00%, 11/01/29	28,453	31,164
Pool# AL8077 3.50%, 12/01/29	34,277	35,851
Pool# MA0268 5.00%, 12/01/29	23,171	25,377
Pool# AX7727 2.50%, 03/01/30	594,057	599,676
Pool# AB1038 5.00%, 05/01/30	35,288	38,657
Pool# AD5655 5.00%, 05/01/30	63,101	69,131
Pool# MA0443 5.00%, 05/01/30	35,964	39,394
Pool# AS5412 2.50%, 07/01/30	87,519	88,348
Pool# AS5420 3.00%, 07/01/30	125,995	129,721
Pool# AL7152 3.50%, 07/01/30	869,249	912,800
Pool# AS5702 2.50%, 08/01/30	647,976	654,111
Pool# AZ4898 2.50%, 08/01/30	401,900	405,706
Pool# AY8448 3.00%, 08/01/30	407,448	419,494
Pool# AZ2953 3.00%, 09/01/30	516,214	531,476
Pool# AZ5718 3.00%, 09/01/30	557,013	573,482

27

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# MA0559 5.00%, 09/01/30	$13,731	$15,060
Pool# AS6060 3.00%, 10/01/30	605,511	623,414
Pool# AZ9234 3.50%, 10/01/30	48,067	50,266
Pool# AS6272 2.50%, 12/01/30	122,157	122,958
Pool# AH1515 4.00%, 12/01/30	492,517	523,337
Pool# AD0716 6.50%, 12/01/30	345,848	396,105
Pool# BA6532 2.50%, 01/01/31	102,281	102,952
Pool# MA0641 4.00%, 02/01/31	503,314	534,784
Pool# 560868 7.50%, 02/01/31	534	544
Pool# BC5968 2.50%, 04/01/31	152,870	153,872
Pool# AL8561 3.50%, 06/01/31	79,953	84,157
Pool# AS8038 2.50%, 10/01/31	389,898	392,453
Pool# AS8612 3.00%, 10/01/31	165,543	170,437
Pool# 607212 7.50%, 10/01/31	8,732	9,836
Pool# 607632 6.50%, 11/01/31	92	103
Pool# AS8609 3.00%, 01/01/32	131,544	135,434
Pool# MA2871 3.00%, 01/01/32	289,381	297,937
Pool# AL9585 3.50%, 01/01/32	35,471	37,409
Pool# BM1036 2.50%, 02/01/32	1,148,562	1,156,931
Pool# AS8767 3.00%, 02/01/32	124,412	128,138
Pool# AL9899 3.00%, 03/01/32	182,285	187,746
Pool# MA1029 3.50%, 04/01/32	418,857	438,013
Pool# MA1107 3.50%, 07/01/32	114,609	119,851
Pool# MA1166 3.50%, 09/01/32	664,986	695,403
Pool# 656559 6.50%, 02/01/33	26,962	29,965
Pool# 694846 6.50%, 04/01/33	9,647	10,722

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# AB9300 3.00%, 05/01/33	$107,776	$111,024
Pool# AB9402 3.00%, 05/01/33	289,366	298,087
Pool# AB9403 3.00%, 05/01/33	113,102	116,512
Pool# 254767 5.50%, 06/01/33	793,694	889,955
Pool# MA1527 3.00%, 08/01/33	591,973	609,816
Pool# 750229 6.50%, 10/01/33	23,870	26,528
Pool# 725228 6.00%, 03/01/34	813,237	931,224
Pool# 725424 5.50%, 04/01/34	884,068	990,946
Pool# 788027 6.50%, 09/01/34	18,176	20,200
Pool# 735141 5.50%, 01/01/35	458,197	513,551
Pool# 735227 5.50%, 02/01/35	509,326	570,776
Pool# AL4260 5.50%, 09/01/36	63,557	71,213
Pool# 310104 5.50%, 08/01/37	488,061	547,138
Pool# 955194 7.00%, 11/01/37	352,017	403,997
Pool# AC9890 2.88%, 04/01/40 (a)	891,860	938,097
Pool# AD8536 5.00%, 08/01/40	1,968,091	2,159,111
Pool# AB1735 3.50%, 11/01/40	15,253	15,765
Pool# 932888 3.50%, 01/01/41	173,071	179,687
Pool# 932891 3.50%, 01/01/41	31,736	32,875
Pool# AB2067 3.50%, 01/01/41	530,338	548,562
Pool# AB2068 3.50%, 01/01/41	307,830	318,408
Pool# AL6521 5.00%, 04/01/41	1,184,477	1,315,087
Pool# AL0390 5.00%, 05/01/41	461,937	508,933
Pool# AL5863 4.50%, 06/01/41	766,316	828,367
Pool# AJ1249 3.30%, 09/01/41 (a)	226,112	233,213
Pool# AI9920 4.00%, 09/01/41	20,808	21,994

28

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# AI9851 4.50%, 09/01/41	$74,468	$80,445
Pool# AL0761 5.00%, 09/01/41	803,243	884,013
Pool# AJ5431 4.50%, 10/01/41	145,200	156,392
Pool# AL0933 5.00%, 10/01/41	176,806	193,790
Pool# AJ4861 4.00%, 12/01/41	287,037	303,460
Pool# AL1437 2.77%, 01/01/42 (a)	125,566	130,648
Pool# AL2499 4.50%, 01/01/42	14,192	15,331
Pool# AX5316 4.50%, 01/01/42	28,766	31,071
Pool# AX5297 5.00%, 01/01/42	38,214	41,919
Pool# AK0714 3.44%, 02/01/42 (a)	23,975	25,328
Pool# AW8167 3.50%, 02/01/42	705,774	729,717
Pool# AB5185 3.50%, 05/01/42	496,111	512,556
Pool# AO3575 4.50%, 05/01/42	64,214	69,112
Pool# 890621 5.00%, 05/01/42	119,943	131,507
Pool# AO4647 3.50%, 06/01/42	813,982	840,889
Pool# AO8036 4.50%, 07/01/42	1,223,900	1,322,082
Pool# AP1961 2.45%, 08/01/42 (a)	175,036	179,999
Pool# AP2092 4.50%, 08/01/42	34,306	36,923
Pool# AP6579 3.50%, 09/01/42	964,946	996,932
Pool# AP6756 4.00%, 09/01/42	17,529	18,537
Pool# AP7489 4.00%, 09/01/42	624,013	659,153
Pool# AL2782 4.50%, 09/01/42	118,962	128,505
Pool# AB6524 3.50%, 10/01/42	1,736,924	1,794,068
Pool# AB7074 3.00%, 11/01/42	1,324,371	1,330,303
Pool# AB6786 3.50%, 11/01/42	535,317	553,025
Pool# AL2677 3.50%, 11/01/42	248,136	256,357
Pool# AB7362 3.00%, 12/01/42	711,400	714,584

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# MA1273 3.50%, 12/01/42	$410,143	$424,312
Pool# AR4210 3.50%, 01/01/43	322,454	333,144
Pool# AR8213 3.50%, 04/01/43	360,182	372,159
Pool# AB9236 3.00%, 05/01/43	140,449	141,071
Pool# AB9237 3.00%, 05/01/43	640,320	643,191
Pool# AB9238 3.00%, 05/01/43	866,576	870,372
Pool# AB9362 3.50%, 05/01/43	650,435	672,326
Pool# AT4145 3.00%, 06/01/43	321,205	322,561
Pool# AB9814 3.00%, 07/01/43	856,474	860,226
Pool# AS0203 3.00%, 08/01/43	369,143	370,703
Pool# AS0255 4.50%, 08/01/43	289,642	312,346
Pool# AL6951 3.50%, 10/01/43	589,542	609,076
Pool# AS2276 4.50%, 04/01/44	519,636	560,321
Pool# AW1006 4.00%, 05/01/44	220,429	235,051
Pool# AL7767 4.50%, 06/01/44	18,814	20,317
Pool# AS3161 4.00%, 08/01/44	729,962	769,323
Pool# BC5090 4.00%, 10/01/44	103,525	109,108
Pool# AS3946 4.00%, 12/01/44	794,758	844,201
Pool# AL9555 4.00%, 02/01/45	1,991,498	2,104,282
Pool# AS4375 4.00%, 02/01/45	292,577	312,004
Pool# AS4418 4.00%, 02/01/45	439,994	469,207
Pool# AX9524 4.00%, 02/01/45	614,573	655,381
Pool# AL6889 4.50%, 02/01/45	142,323	154,827
Pool# AY1312 3.50%, 03/01/45	1,287,121	1,330,295
Pool# AS4578 4.00%, 03/01/45	213,060	227,207
Pool# AS4921 3.50%, 05/01/45	875,990	904,066
Pool# AS5012 4.00%, 05/01/45	825,562	880,228

29

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# AZ2323 4.00%, 07/01/45	$434,112	$459,086
Pool# AZ0968 4.00%, 08/01/45	370,445	390,420
Pool# AL7207 4.50%, 08/01/45	175,375	190,784
Pool# AZ2947 4.00%, 09/01/45	543,210	572,501
Pool# BA2164 3.00%, 11/01/45	107,911	107,860
Pool# AS6213 4.00%, 11/01/45	54,223	57,147
Pool# AS6282 3.50%, 12/01/45	1,412,770	1,458,351
Pool# AS6311 3.50%, 12/01/45	1,100,082	1,132,196
Pool# BC0326 3.50%, 12/01/45	254,986	262,430
Pool# AS6527 4.00%, 01/01/46	180,342	190,066
Pool# BC2667 4.00%, 02/01/46	60,680	63,952
Pool# AL9781 4.50%, 02/01/46	293,125	316,686
Pool# BC0300 3.50%, 03/01/46	225,574	232,159
Pool# BA6972 4.00%, 03/01/46	86,226	90,875
Pool# BC0288 4.00%, 03/01/46	517,791	545,712
Pool# BC0298 4.00%, 03/01/46	249,971	263,450
Pool# AL8282 3.50%, 04/01/46	838,042	862,506
Pool# AS7077 3.50%, 04/01/46	625,690	643,955
Pool# BC0823 3.50%, 04/01/46	255,275	262,727
Pool# AS7026 4.00%, 04/01/46	368,943	388,837
Pool# AS7039 4.50%, 04/01/46	43,879	47,225
Pool# BC1809 3.50%, 05/01/46	181,593	186,894
Pool# AS7108 4.00%, 05/01/46	890,810	938,845
Pool# AS7251 4.00%, 05/01/46	453,646	478,107
Pool# AS7545 3.50%, 07/01/46	399,725	411,394
Pool# AS7593 3.50%, 07/01/46	1,061,018	1,093,339
Pool# AS7594 3.50%, 07/01/46	959,232	988,452

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# BC1216 3.50%, 07/01/46	$918,384	$946,359
Pool# AL8858 4.00%, 07/01/46	109,382	115,361
Pool# BC1452 4.00%, 07/01/46	1,180,253	1,244,060
Pool# BD1425 3.50%, 08/01/46	1,047,548	1,078,128
Pool# BD4890 3.50%, 08/01/46	815,891	839,708
Pool# AS7648 4.00%, 08/01/46	264,949	279,236
Pool# AS7760 4.00%, 08/01/46	289,637	306,468
Pool# AS7795 4.00%, 08/01/46	193,043	203,452
Pool# BD3911 4.00%, 08/01/46	30,665	32,318
Pool# BD3923 4.00%, 08/01/46	26,979	28,433
Pool# AS7770 4.50%, 08/01/46	35,431	38,221
Pool# AL8947 3.50%, 09/01/46	34,925	35,996
Pool# BC2825 4.50%, 09/01/46	74,219	80,038
Pool# AL9263 3.00%, 10/01/46	118,557	118,735
Pool# AS8141 4.00%, 10/01/46	937,001	989,822
Pool# AS8154 4.50%, 10/01/46	35,030	37,702
Pool# BC4766 4.50%, 10/01/46	54,304	58,446
Pool# AS8369 3.50%, 11/01/46	742,831	765,459
Pool# BE5067 3.50%, 11/01/46	534,660	550,268
Pool# AS8326 4.00%, 11/01/46	156,868	165,327
Pool# BE5038 4.00%, 11/01/46	30,596	32,657
Pool# AS8488 3.00%, 12/01/46	157,270	157,622
Pool# MA2833 3.00%, 12/01/46	2,146,821	2,145,805
Pool# AL9697 3.00%, 01/01/47	424,510	425,462
Pool# AS8647 3.00%, 01/01/47	303,605	304,061
Pool# AS8692 3.50%, 01/01/47	339,188	349,301
Pool# BE7115 4.50%, 01/01/47	27,486	29,582

30

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

FNMA Pool (continued)
Pool# AS8862 3.50%, 02/01/47	$1,311,385	$1,349,667
Pool# BE2971 4.00%, 02/01/47	134,283	141,524
Pool# AS8973 4.00%, 03/01/47	1,403,063	1,489,822
Pool# MA2930 4.00%, 03/01/47	2,615,955	2,757,012
Pool# MA2959 3.50%, 04/01/47	408,745	420,677
Pool# AS9454 4.00%, 04/01/47	163,568	172,388
Pool# BD7122 4.00%, 04/01/47	826,729	871,308
FNMA Pool TBA
2.50%, 05/25/32	5,859,000	5,892,644
3.00%, 05/25/32	1,753,598	1,803,877
3.50%, 05/25/32	809,000	845,459
4.00%, 05/25/32	224,000	232,135
2.50%, 05/25/47	650,000	625,276
3.00%, 05/25/47	18,636,000	18,614,160
3.50%, 05/25/47	3,598,000	3,699,615
4.00%, 05/25/47	21,750	22,905
4.50%, 05/25/47	1,924,000	2,069,803
5.00%, 05/25/47	94,000	102,959
5.50%, 05/25/47	23,000	25,559
GNMA Pool# 3851,
5.50%, 05/20/36	245,248	272,189
GNMA I Pool
Pool# 279461 9.00%, 11/15/19	216	219
Pool# 376510 7.00%, 05/15/24	1,036	1,117
Pool# 457801 7.00%, 08/15/28	2,146	2,338
Pool# 486936 6.50%, 02/15/29	1,264	1,469
Pool# 502969 6.00%, 03/15/29	4,218	4,812
Pool# 487053 7.00%, 03/15/29	1,867	2,062
Pool# 781014 6.00%, 04/15/29	3,154	3,658
Pool# 509099 7.00%, 06/15/29	2,568	2,641
Pool# 470643 7.00%, 07/15/29	10,082	10,693
Pool# 434505 7.50%, 08/15/29	76	79
Pool# 416538 7.00%, 10/15/29	173	173
Pool# 524269 8.00%, 11/15/29	4,939	4,997

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

GNMA I Pool (continued)
Pool# 781124 7.00%, 12/15/29	$8,871	$10,524
Pool# 507396 7.50%, 09/15/30	34,265	36,012
Pool# 531352 7.50%, 09/15/30	3,118	3,340
Pool# 536334 7.50%, 10/15/30	142	146
Pool# 540659 7.00%, 01/15/31	651	662
Pool# 486019 7.50%, 01/15/31	1,437	1,617
Pool# 535388 7.50%, 01/15/31	447	459
Pool# 537406 7.50%, 02/15/31	308	312
Pool# 528589 6.50%, 03/15/31	26,293	29,477
Pool# 508473 7.50%, 04/15/31	4,340	4,841
Pool# 544470 8.00%, 04/15/31	2,187	2,211
Pool# 781287 7.00%, 05/15/31	4,212	4,957
Pool# 549742 7.00%, 07/15/31	653	655
Pool# 781319 7.00%, 07/15/31	1,270	1,491
Pool# 485879 7.00%, 08/15/31	6,996	7,847
Pool# 572554 6.50%, 09/15/31	35,657	39,975
Pool# 555125 7.00%, 09/15/31	567	575
Pool# 781328 7.00%, 09/15/31	4,180	4,999
Pool# 550991 6.50%, 10/15/31	878	984
Pool# 571267 7.00%, 10/15/31	874	983
Pool# 574837 7.50%, 11/15/31	1,703	1,749
Pool# 555171 6.50%, 12/15/31	1,011	1,134
Pool# 781380 7.50%, 12/15/31	1,259	1,531
Pool# 781481 7.50%, 01/15/32	6,430	7,791
Pool# 580972 6.50%, 02/15/32	148	166
Pool# 781401 7.50%, 02/15/32	3,745	4,579
Pool# 781916 6.50%, 03/15/32	70,767	82,138

31

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

GNMA I Pool (continued)
Pool# 552474 7.00%, 03/15/32	$3,815	$4,189
Pool# 781478 7.50%, 03/15/32	2,466	3,001
Pool# 781429 8.00%, 03/15/32	4,200	5,203
Pool# 781431 7.00%, 04/15/32	15,218	17,959
Pool# 552616 7.00%, 06/15/32	31,521	35,351
Pool# 570022 7.00%, 07/15/32	17,744	21,368
Pool# 595077 6.00%, 10/15/32	7,788	9,023
Pool# 596657 7.00%, 10/15/32	3,383	3,493
Pool# 552903 6.50%, 11/15/32	122,699	137,868
Pool# 552952 6.00%, 12/15/32	7,227	8,296
Pool# 588192 6.00%, 02/15/33	6,866	7,922
Pool# 602102 6.00%, 02/15/33	11,861	13,453
Pool# 553144 5.50%, 04/15/33	28,221	31,852
Pool# 604243 6.00%, 04/15/33	12,046	13,902
Pool# 611526 6.00%, 05/15/33	6,729	7,631
Pool# 553320 6.00%, 06/15/33	27,992	32,396
Pool# 573916 6.00%, 11/15/33	26,612	30,173
Pool# 604788 6.50%, 11/15/33	61,580	69,037
Pool# 604875 6.00%, 12/15/33	29,894	34,664
Pool# 781688 6.00%, 12/15/33	38,418	44,480
Pool# 781690 6.00%, 12/15/33	15,406	17,852
Pool# 781699 7.00%, 12/15/33	6,403	7,438
Pool# 621856 6.00%, 01/15/34	26,121	29,621
Pool# 564799 6.00%, 03/15/34	64,360	74,874
Pool# 630038 6.50%, 08/15/34	66,596	74,660
Pool# 781804 6.00%, 09/15/34	44,144	51,138
Pool# 781847 6.00%, 12/15/34	33,198	38,336

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

GNMA I Pool (continued)
Pool# 486921 5.50%, 02/15/35	$11,168	$12,549
Pool# 781902 6.00%, 02/15/35	37,138	42,451
Pool# 649510 5.50%, 10/15/35	200,550	226,559
Pool# 649513 5.50%, 10/15/35	327,455	367,294
Pool# 652207 5.50%, 03/15/36	66,800	74,626
Pool# 652539 5.00%, 05/15/36	16,652	18,381
Pool# 655519 5.00%, 05/15/36	37,731	41,369
Pool# 606308 5.50%, 05/15/36	30,848	34,646
Pool# 606314 5.50%, 05/15/36	5,530	6,162
Pool# 656666 6.00%, 06/15/36	40,561	46,033
Pool# 657912 6.50%, 08/15/36	5,189	5,817
Pool# 704630 5.50%, 07/15/39	57,649	64,376
Pool# 742235 4.00%, 12/15/40	112,647	119,514
Pool# 755655 4.00%, 12/15/40	74,391	79,554
Pool# 755656 4.00%, 12/15/40	107,146	114,935
Pool# 756631 4.00%, 12/15/40	32,607	34,953
Pool# 757038 4.00%, 12/15/40	266,805	286,203
Pool# 757039 4.00%, 12/15/40	364,164	389,320
Pool# 757043 4.00%, 12/15/40	59,716	64,033
Pool# 757044 4.00%, 12/15/40	108,216	115,385
Pool# 690662 4.00%, 01/15/41	85,370	91,248
Pool# 719486 4.00%, 01/15/41	54,162	57,644
Pool# 742244 4.00%, 01/15/41	244,617	261,520
Pool# 753826 4.00%, 01/15/41	88,587	94,750
Pool# 755959 4.00%, 01/15/41	240,933	258,497
Pool# 757555 4.00%, 02/15/41	46,504	49,853
Pool# 757557 4.00%, 02/15/41	55,453	58,836

32

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

GNMA I Pool (continued)
Pool# AA6307 3.50%, 04/15/43	$352,076	$366,685
Pool# AB3946 3.50%, 04/15/43	163,056	170,478
Pool# AD6012 3.50%, 04/15/43	448,034	468,430
Pool# AD7471 3.50%, 04/15/43	442,031	462,140
Pool# AD7472 3.50%, 04/15/43	233,557	244,347
Pool# AD9472 3.50%, 04/15/43	231,498	242,191
Pool# AA6403 3.00%, 05/15/43	1,033,455	1,050,680
GNMA II Pool
Pool# 4559 5.00%, 10/20/39	395,601	438,557
Pool# 4715 5.00%, 06/20/40	393,693	435,573
Pool# 4747 5.00%, 07/20/40	221,427	243,548
Pool# 4771 4.50%, 08/20/40	666,577	721,918
Pool# 4834 4.50%, 10/20/40	1,698,580	1,838,548
Pool# 737727 4.00%, 12/20/40	1,157,016	1,235,844
Pool# 737730 4.00%, 12/20/40	349,663	373,405
Pool# 4923 4.50%, 01/20/41	244,919	264,248
Pool# 4978 4.50%, 03/20/41	37,421	40,371
Pool# 5017 4.50%, 04/20/41	417,868	450,518
Pool# 5082 4.50%, 06/20/41	690,059	743,980
Pool# 5175 4.50%, 09/20/41	494,024	533,059
Pool# 675523 3.50%, 03/20/42	464,796	485,154
Pool# MA0392 3.50%, 09/20/42	1,726,069	1,801,690
Pool# MA0534 3.50%, 11/20/42	969,520	1,011,997
Pool# MA0852 3.50%, 03/20/43	1,058,174	1,104,536
Pool# MA0934 3.50%, 04/20/43	1,256,583	1,311,639
Pool# AF1001 3.50%, 06/20/43	349,978	365,786
Pool# MA1376 4.00%, 10/20/43	1,137,559	1,207,795

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

GNMA II Pool (continued)
Pool# MA2372 4.00%, 11/20/44	$2,537,088	$2,686,287
Pool# MA2824 2.50%, 05/20/45	486,838	475,630
Pool# MA2891 3.00%, 06/20/45	2,633,310	2,671,785
Pool# MA3034 3.50%, 08/20/45	311,776	324,473
Pool# AO1099 3.50%, 09/20/45	25,401	26,508
Pool# AO1103 3.50%, 09/20/45	737,868	769,984
Pool# MA3105 3.50%, 09/20/45	808,165	841,077
Pool# MA3173 3.50%, 10/20/45	18,964	19,736
Pool# MA3243 3.00%, 11/20/45	242,374	245,915
Pool# MA3244 3.50%, 11/20/45	377,245	392,609
Pool# MA3309 3.00%, 12/20/45	488,509	495,646
Pool# MA3310 3.50%, 12/20/45	280,925	292,366
Pool# MA3876 4.50%, 08/20/46	34,174	36,491
Pool# MA3939 4.50%, 09/20/46	19,894	21,243
Pool# MA4004 3.50%, 10/20/46	1,164,981	1,212,425
Pool# MA4069 3.50%, 11/20/46	2,017,654	2,099,823
Pool# MA4126 3.00%, 12/20/46	1,718,421	1,743,528
Pool# MA4127 3.50%, 12/20/46	3,038,173	3,161,903
Pool# MA4197 4.00%, 01/20/47	149,955	158,774
Pool# MA4262 3.50%, 02/20/47	4,618,759	4,806,859
Pool# MA4263 4.00%, 02/20/47	1,248,938	1,322,384
Pool# MA4322 4.00%, 03/20/47	962,799	1,019,418
Pool# MA4382 3.50%, 04/20/47	1,867,000	1,943,034
Pool# MA4383 4.00%, 04/20/47	459,539	486,563
Pool# MA4384 4.50%, 04/20/47	43,900	46,927
GNMA II Pool TBA
3.00%, 05/15/47	15,643,000	15,853,203
3.50%, 05/15/47	4,097,000	4,257,999

33

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Mortgage-Backed Securities (continued)

	Principal Amount	Market Value

GNMA II Pool TBA (continued)
4.00%, 05/15/47	$111,500	$117,903
4.50%, 05/15/47	112,000	119,508
2.50%, 12/31/49	275,000	268,403
5.00%, 12/31/49	975,000	1,049,640
GNMA Pool TBA
3.00%, 05/15/47	500,000	506,318

Total Mortgage-Backed Securities (cost $266,544,972)		267,561,691

Municipal Bonds 0.6%
California 0.3%
Bay Area Toll Authority, RB, Series F-2, 6.26%, 04/01/49	150,000	206,999
California State, GO, 7.60%, 11/01/40	100,000	150,086
East Bay Municipal Utility District, RB, 5.87%, 06/01/40	100,000	126,142
Los Angeles Community College District, GO, 6.75%, 08/01/49	100,000	146,342
Los Angeles Unified School District, GO, Series RY, 6.76%, 07/01/34	100,000	135,680
Los Angeles, Department of Water & Power, RB, Series D, 6.57%, 07/01/45	210,000	295,344
San Diego County Water Authority, RB, Series B, 6.14%, 05/01/49	125,000	164,366
Santa Clara Valley Transportation Authority, RB, Series A, 5.88%, 04/01/32	200,000	246,712
State of California, GO
7.55%, 04/01/39	125,000	184,616
7.63%, 03/01/40	320,000	472,237
University of California, RB
Series R, 5.77%, 05/15/43	50,000	61,799
Series AD, 4.86%, 05/15/12	200,000	199,102

		2,389,425

Connecticut 0.0%†
State of Connecticut, GO, Series D, 5.09%, 10/01/30	200,000	225,074

Georgia 0.0%†
Municipal Electric Authority of Georgia, Refunding, RB, Series A, 6.66%, 04/01/57	150,000	173,878

Illinois 0.1%
State of Illinois, GO
5.88%, 03/01/19	100,000	104,435
5.10%, 06/01/33	535,000	480,708

		585,143

Municipal Bonds (continued)

	Principal Amount	Market Value

Massachusetts 0.0%†
Commonwealth of Massachusetts, RB, Series A, 5.73%, 06/01/40	$150,000	$190,183

New Jersey 0.1%
New Jersey Economic Development Authority, RB, NATL-RE Insured, Series A, 7.43%, 02/15/29	150,000	180,414
New Jersey State Turnpike Authority, RB, Series F, 7.41%, 01/01/40	215,000	311,135
Rutgers-State University of New Jersey, RB, Series H, 5.67%, 05/01/40	250,000	296,813

		788,362

New York 0.1%
Metropolitan Transportation Authority, RB, Series C, 7.34%, 11/15/39	140,000	205,708
Port Authority of New York & New Jersey, RB, 6.04%, 12/01/29	300,000	381,273

		586,981

Oregon 0.0%†
Oregon School Boards Association, Limited Tax Pension, GO, AGM Insured, 5.53%, 06/30/28	200,000	232,084

Texas 0.0%†
Dallas Independent School District, Texas School Building, GO, PSF-GTD, Series C, 6.45%, 02/15/35	150,000	171,588
Texas Transportation Commission, RB, Series B, 5.18%, 04/01/30	100,000	118,421

		290,009

Total Municipal Bonds (cost $4,742,721)		5,461,139

Short-Term Investment 0.0%†
U.S. Government Agency Security 0.0%†
Financing Corp., 4.87%, 11/30/17	12,000	12,613

Total Short-Term Investment (cost $12,265)		12,613

Supranational 1.6%
African Development Bank, 1.38%, 02/12/20	500,000	496,389

34

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Supranational (continued)

	Principal Amount	Market Value

Asian Development Bank
1.50%, 09/28/18	$500,000	$501,254
1.75%, 01/10/20	500,000	502,491
1.50%, 01/22/20	750,000	748,711
European Bank for Reconstruction & Development, 1.00%, 09/17/18	500,000	497,104
European Investment Bank
1.00%, 06/15/18	1,000,000	996,040
1.13%, 08/15/18	500,000	498,425
1.25%, 12/16/19	1,000,000	991,172
1.38%, 06/15/20	500,000	493,625
1.63%, 06/15/21	500,000	494,061
1.38%, 09/15/21	1,000,000	975,622
2.50%, 10/15/24	500,000	504,855
Inter-American Development Bank
1.75%, 08/24/18	500,000	502,639
1.75%, 10/15/19	1,000,000	1,004,529
1.88%, 03/15/21	250,000	250,250
2.13%, 01/18/22	500,000	504,371
International Bank for Reconstruction & Development
0.88%, 08/15/19	2,000,000	1,969,120
1.88%, 10/07/19	1,000,000	1,008,375
1.13%, 11/27/19	1,000,000	989,529
7.63%, 01/19/23	677,000	872,301
International Finance Corp., 1.25%, 07/16/18	500,000	499,669

Total Supranational (cost $15,207,162)		15,300,532

U.S. Government Agency Securities 1.6%
FHLB
1.88%, 11/29/21	1,200,000	1,202,545
5.50%, 07/15/36	300,000	400,668
FHLMC
3.75%, 03/27/19	1,475,000	1,541,832
1.13%, 08/12/21	1,137,000	1,104,218
2.38%, 01/13/22	2,000,000	2,040,006
6.75%, 09/15/29	388,000	546,929
6.75%, 03/15/31	400,000	578,258
6.25%, 07/15/32	365,000	514,767
FNMA
0.88%, 05/21/18	714,000	711,763
1.00%, 08/28/19	3,500,000	3,464,671
1.25%, 08/17/21	785,000	766,538
2.13%, 04/24/26	1,000,000	966,532
6.25%, 05/15/29	500,000	677,572
Tennessee Valley Authority 4.88%, 01/15/48	300,000	366,834

Total U.S. Government Agency Securities (cost $14,379,866)		14,883,133

U.S. Treasury Obligations 37.4%

	Principal Amount	Market Value

U.S. Treasury Bonds
8.13%, 08/15/19	$1,500,000	$1,729,570
8.50%, 02/15/20	700,000	836,090
8.13%, 05/15/21	2,800,000	3,500,328
8.13%, 08/15/21	1,800,000	2,273,062
6.25%, 08/15/23	869,000	1,087,642
6.00%, 02/15/26	1,444,500	1,880,840
6.38%, 08/15/27	300,000	411,867
4.75%, 02/15/37	1,700,000	2,245,595
5.00%, 05/15/37	600,000	816,633
3.50%, 02/15/39	500,000	557,656
4.50%, 08/15/39	185,000	236,489
4.38%, 11/15/39	280,000	351,958
4.38%, 05/15/40	550,000	691,475
3.88%, 08/15/40	600,000	702,422
4.25%, 11/15/40	500,000	618,066
4.75%, 02/15/41	2,000,000	2,651,640
3.75%, 08/15/41	2,500,000	2,872,755
3.13%, 11/15/41	4,300,000	4,458,562
3.13%, 02/15/42	3,250,000	3,368,826
3.00%, 05/15/42	200,000	202,578
2.88%, 05/15/43	2,250,000	2,220,469
3.63%, 08/15/43	2,000,000	2,254,766
3.75%, 11/15/43	1,850,000	2,131,402
3.63%, 02/15/44	1,000,000	1,128,711
3.38%, 05/15/44	1,700,000	1,838,523
3.13%, 08/15/44	2,400,000	2,480,345
3.00%, 11/15/44	8,000,000	8,072,184
3.00%, 05/15/45	800,000	806,438
2.88%, 08/15/45	1,750,000	1,720,332
3.00%, 11/15/45	3,200,000	3,223,501
2.50%, 02/15/46	2,500,000	2,272,167
2.50%, 05/15/46	2,450,000	2,225,097
2.25%, 08/15/46	1,800,000	1,545,188
2.88%, 11/15/46	3,200,000	3,145,251
3.00%, 02/15/47	1,400,000	1,413,180
U.S. Treasury Notes
0.88%, 05/31/18	1,000,000	996,992
1.00%, 05/31/18	500,000	499,140
1.38%, 06/30/18	1,200,000	1,202,860
0.88%, 07/15/18	5,000,000	4,981,640
2.25%, 07/31/18	4,000,000	4,052,812
1.00%, 09/15/18	4,000,000	3,988,280
0.75%, 10/31/18	10,000,000	9,930,860
1.25%, 11/30/18	2,000,000	2,000,860
1.38%, 11/30/18	4,000,000	4,009,688
1.25%, 12/31/18	8,000,000	8,002,496
1.38%, 12/31/18	8,000,000	8,017,504
1.50%, 12/31/18	2,000,000	2,008,672
1.13%, 01/15/19	4,500,000	4,491,913
1.50%, 01/31/19	7,000,000	7,030,625
1.38%, 02/28/19	5,000,000	5,010,545
1.50%, 02/28/19	5,000,000	5,021,875
1.00%, 03/15/19	3,000,000	2,985,468

35

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Treasury Obligations (continued)

	Principal Amount	Market Value

U.S. Treasury Notes (continued)
1.25%, 03/31/19	$5,000,000	$4,998,830
1.50%, 03/31/19	2,000,000	2,009,062
1.13%, 05/31/19	2,000,000	1,993,360
1.50%, 05/31/19	1,000,000	1,004,414
1.00%, 06/30/19	1,000,000	993,516
1.63%, 06/30/19	2,000,000	2,013,594
1.00%, 08/31/19	2,000,000	1,984,922
1.63%, 08/31/19	2,500,000	2,516,798
1.75%, 09/30/19	3,000,000	3,029,064
1.50%, 11/30/19	7,000,000	7,022,694
1.13%, 12/31/19	4,000,000	3,972,812
1.63%, 12/31/19	3,990,000	4,014,471
1.38%, 01/31/20	5,500,000	5,495,275
3.63%, 02/15/20	2,610,000	2,767,824
1.25%, 02/29/20	2,100,000	2,089,664
1.38%, 02/29/20	6,000,000	5,989,920
1.38%, 03/31/20	2,500,000	2,494,630
1.13%, 04/30/20	1,500,000	1,485,117
3.50%, 05/15/20	2,000,000	2,120,078
1.50%, 05/31/20	4,500,000	4,501,053
2.63%, 08/15/20	2,925,000	3,027,033
1.38%, 08/31/20	1,000,000	994,336
1.75%, 10/31/20	5,700,000	5,731,396
2.63%, 11/15/20	2,360,000	2,443,060
1.63%, 11/30/20	2,000,000	2,001,406
1.75%, 12/31/20	8,000,000	8,035,624
2.13%, 01/31/21	4,000,000	4,070,468
3.63%, 02/15/21	2,500,000	2,682,617
1.25%, 03/31/21	2,000,000	1,967,968
3.13%, 05/15/21	4,750,000	5,014,404
1.38%, 05/31/21	2,000,000	1,974,218
1.13%, 06/30/21	2,000,000	1,952,266
2.13%, 06/30/21	300,000	304,957
2.25%, 07/31/21	3,300,000	3,370,254
1.13%, 09/30/21	1,900,000	1,848,493
2.00%, 11/15/21	1,000,000	1,010,078
1.75%, 11/30/21	2,000,000	1,997,812
1.88%, 11/30/21	2,000,000	2,008,516
2.00%, 12/31/21	2,000,000	2,018,124
1.50%, 01/31/22	5,000,000	4,931,250
1.75%, 02/28/22	7,000,000	6,978,125
1.88%, 02/28/22	3,500,000	3,511,620
1.75%, 03/31/22	4,000,000	3,985,312
1.75%, 04/30/22	2,000,000	1,991,718
1.88%, 04/30/22	2,000,000	2,005,546
1.75%, 05/15/22	2,000,000	1,991,876
2.13%, 06/30/22	1,500,000	1,519,571
2.00%, 07/31/22	1,500,000	1,509,434
1.63%, 08/15/22	1,200,000	1,184,156
1.88%, 08/31/22	3,500,000	3,498,085
2.00%, 11/30/22	2,200,000	2,207,993
2.13%, 12/31/22	1,000,000	1,009,609
1.75%, 01/31/23	1,500,000	1,482,891

U.S. Treasury Obligations (continued)

	Principal Amount	Market Value

U.S. Treasury Notes (continued)
1.50%, 02/28/23	$2,000,000	$1,948,282
1.50%, 03/31/23	2,500,000	2,432,812
1.63%, 05/31/23	2,000,000	1,956,094
1.38%, 06/30/23	2,700,000	2,599,592
2.50%, 08/15/23	3,800,000	3,906,579
1.38%, 08/31/23	700,000	672,438
1.38%, 09/30/23	3,000,000	2,879,415
2.75%, 11/15/23	3,000,000	3,128,790
2.13%, 11/30/23	3,900,000	3,917,367
2.25%, 01/31/24	1,000,000	1,011,055
2.75%, 02/15/24	1,500,000	1,563,926
2.13%, 02/29/24	3,500,000	3,508,886
2.13%, 03/31/24	4,000,000	4,008,124
2.50%, 05/15/24	500,000	513,086
2.25%, 11/15/24	3,160,000	3,181,232
2.00%, 02/15/25	3,645,000	3,598,154
2.13%, 05/15/25	4,600,000	4,571,788
2.00%, 08/15/25	4,700,000	4,619,588
2.25%, 11/15/25	3,500,000	3,501,505
1.63%, 05/15/26	190,000	180,025
1.50%, 08/15/26	1,000,000	935,156
2.00%, 11/15/26	700,000	682,992
2.25%, 02/15/27	2,300,000	2,293,261

Total U.S. Treasury Obligations (cost $351,298,287)		352,571,299

Investment Companies 6.4%

	Shares

Money Market Funds 6.4%
Fidelity Investments Money Market Prime Money Market Portfolio — Institutional Class, 1.03%, (f)	60,528,472	60,552,683
Fidelity Investments Money Market Government Portfolio — Institutional Class, 0.65%, (f)(g)	183,385	183,385

Total Investment Companies (cost $60,739,747)		60,736,068

36

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund (Continued)

Repurchase Agreement 0.2%

	Principal Amount	Market Value

Royal Bank of Canada, 0.77%, Dated 04/28/17, due 05/01/17, repurchase price $2,113,647, collateralized by U.S. Treasury notes, ranging from 1.13% - 1.50%, maturing 05/31/20 - 02/28/21; total market value $2,156,647. (g)(h)	$2,113,511	$2,113,511

Total Repurchase Agreement (cost $2,113,511)		2,113,511

Total Investments (cost $988,111,118) (i) — 105.9%		999,104,359
Liabilities in excess of other assets — (5.9)%		(55,701,426)

NET ASSETS — 100.0%		$943,402,933

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2017. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2017 was $3,934,455 which represents 0.42% of net assets.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at April 30, 2017.

(d)	The security or a portion of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $2,242,872, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $60,736,068 and $2,113,511.

(e)	Investment in affiliate.

(f)	Represents 7-day effective yield as of April 30, 2017.

(g)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2017 was $2,296,896.

(h)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.
(i)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ACES	Alternative Credit Enhancement Services

AG	Stock Corporation

AGM	Assured Guaranty Municipal Corporation

ASA	Stock Corporation

BV	Private Limited Liability Company

DAC	Designated Activity Company

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

NATL	National Public Finance Guarantee Corporation

NV	Public Traded Company

plc	Public Limited Company

PSF-GTD	Priority Solidarity Fund Guaranteed

RB	Revenue Bond

RE	Reinsured

REIT	Real Estate Investment Trust

SA	Stock Company

SAB	de CV Public Traded Company

SAU	Single Shareholder Corporation

SpA	Limited Share Company

TBA	To Be Announced

ULC	Unlimited Liability Company

The accompanying notes are an integral part of these financial statements.

37

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund
Assets:
Investments in affiliates, at value (cost $43,856)	$79,500
Investments in non-affiliates, at value* (cost $985,953,751)	996,911,348
Repurchase agreement, at value (cost $2,113,511)	2,113,511

Total Investments, at value (total cost $988,111,118)	999,104,359

Cash	26,136,236
Interest and dividends receivable	5,424,923
Security lending income receivable	721
Receivable for investments sold	16,695,951
Receivable for capital shares issued	659,884
Reclaims receivable	630
Prepaid expenses	48,786

Total Assets	1,048,071,490

Liabilities:
Payable for investments purchased	101,832,742
Distributions payable	40,535
Payable for capital shares redeemed	178,999
Payable upon return of securities loaned (Note 2)	2,296,896
Accrued expenses and other payables:
Investment advisory fees	151,500
Fund administration fees	40,344
Distribution fees	41,872
Administrative servicing fees	33,671
Accounting and transfer agent fees	8,992
Trustee fees	2,041
Custodian fees	5,145
Compliance program costs (Note 3)	477
Professional fees	27,789
Printing fees	1,038
Other	6,516

Total Liabilities	104,668,557

Net Assets	$943,402,933

Represented by:
Capital	$934,475,593
Accumulated distributions in excess of net investment income	(807,248)
Accumulated net realized losses from affiliated and non-affiliated investments	(1,258,653)
Net unrealized appreciation/(depreciation) from investments in affiliates	35,644
Net unrealized appreciation/(depreciation) from investments in non-affiliates	10,957,597

Net Assets	$943,402,933

*	Includes value of securities on loan of $2,242,872 (Note 2).

38

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund
Net Assets:
Class A Shares	$195,447,692
Class C Shares	2,100,430
Class R6 Shares	745,844,648
Institutional Service Class Shares	10,163

Total	$943,402,933

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	17,747,731
Class C Shares	190,752
Class R6 Shares	67,854,094
Institutional Service Class Shares	925

Total	85,793,502

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$11.01
Class C Shares (b)	$11.01
Class R6 Shares	$10.99
Institutional Service Class Shares	$10.99
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$11.26

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

39

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Bond Index Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$10,699,411
Dividend income from non-affiliates	162,046
Income from securities lending (Note 2)	5,324
Interest income from affiliates	2,528

Total Income	10,869,309

EXPENSES:
Investment advisory fees	871,372
Fund administration fees	143,990
Distribution fees Class A	235,775
Distribution fees Class C	10,981
Administrative servicing fees Class A	150,897
Administrative servicing fees Class C	769
Administrative servicing fees Institutional Service Class (a)	6
Registration and filing fees	24,942
Professional fees	59,659
Printing fees	8,255
Trustee fees	12,749
Custodian fees	16,355
Accounting and transfer agent fees	22,738
Compliance program costs (Note 3)	1,968
Other	12,289

Total Expenses	1,572,745

NET INVESTMENT INCOME	9,296,564

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions with non-affiliates	(1,190,556)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	374
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	(15,579,213)
Net change in unrealized appreciation/(depreciation) from TBA Sale Commitments	(1,841)

Net change in unrealized appreciation/(depreciation) from investments in affiliates, non-affiliates and TBA Sale Commitments	(15,580,680)

Net realized/unrealized losses from affiliated and non-affiliated investments and TBA Sale Commitments	(16,771,236)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,474,672)

(a)	For the period from December 7, 2016 (commencement of operations) through April 30, 2017.

The accompanying notes are an integral part of these financial statements.

40

Statements of Changes in Net Assets

	Nationwide Bond Index Fund
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
Operations:
Net investment income	$9,296,564		$18,450,288
Net realized gains/(losses) from non-affiliated investments	(1,190,556)		2,934,902
Net change in unrealized appreciation/(depreciation) from investments in affiliates, non-affiliates and TBA Sale Commitments	(15,580,680)		11,110,817

Change in net assets resulting from operations	(7,474,672)		32,496,007

Distributions to Shareholders From:
Net investment income:
Class A	(1,823,122)		(3,613,988)
Class C	(13,946)		(24,494)
Class R6 (a)	(8,248,647)		(16,603,187)
Institutional Service Class	(88	)(b)	–
Net realized gains:
Class A	(233,252)		(955,654)
Class C	(2,844)		(7,168)
Class R6 (a)	(852,897)		(3,764,054)
Institutional Service Class	(12	)(b)	–

Change in net assets from shareholder distributions	(11,174,808)		(24,968,545)

Change in net assets from capital transactions	62,136,773		(118,601,947)

Change in net assets	43,487,293		(111,074,485)

Net Assets:
Beginning of period	899,915,640		1,010,990,125

End of period	$943,402,933		$899,915,640

Accumulated distributions in excess of net investment income at end of period	$(807,248)		$(18,009)

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$34,291,556		$46,868,541
Dividends reinvested	1,790,475		4,136,927
Cost of shares redeemed	(22,334,325)		(73,259,448)

Total Class A Shares	13,747,706		(22,253,980)

Class C Shares
Proceeds from shares issued	344,269		1,484,506
Dividends reinvested	15,122		27,833
Cost of shares redeemed	(467,042)		(867,972)

Total Class C Shares	(107,651)		644,367

Class R6 Shares (a)
Proceeds from shares issued	161,860,307		132,065,808
Dividends reinvested	9,101,540		20,356,842
Cost of shares redeemed	(122,475,230)		(249,414,984)

Total Class R6 Shares	48,486,617		(96,992,334)

41

Statements of Changes in Net Assets (Continued)

	Nationwide Bond Index Fund
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$10,001	(b)	$–
Dividends reinvested	100	(b)	–
Cost of shares redeemed	–	(b)	–

Total Institutional Service Class Shares	10,101	(b)	–

Change in net assets from capital transactions	$62,136,773		$(118,601,947)

SHARE TRANSACTIONS:
Class A Shares
Issued	3,124,206		4,173,986
Reinvested	163,588		370,532
Redeemed	(2,034,695)		(6,578,708)

Total Class A Shares	1,253,099		(2,034,190)

Class C Shares
Issued	30,675		132,312
Reinvested	1,383		2,490
Redeemed	(42,616)		(77,499)

Total Class C Shares	(10,558)		57,303

Class R6 Shares (a)
Issued	14,783,974		11,799,978
Reinvested	832,877		1,824,804
Redeemed	(11,181,798)		(22,457,771)

Total Class R6 Shares	4,435,053		(8,832,989)

Institutional Service Class Shares
Issued	916	(b)	–
Reinvested	9	(b)	–
Redeemed	–	(b)	–

Total Institutional Service Class Shares	925	(b)	–

Total change in shares	5,678,519		(10,809,876)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(b)	For the period from December 7, 2016 (commencement of operations) through April 30, 2017.

The accompanying notes are an integral part of these financial statements.

42

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Bond Index Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$11.25	0.10	(0.23)	(0.13)	(0.10)	(0.01)	(0.11)	$11.01	(1.07%	)	$195,447,692	0.67%	1.75%	0.67%	108.04%
Year Ended October 31, 2016	$11.14	0.20	0.20	0.40	(0.23)	(0.06)	(0.29)	$11.25	3.63%		$185,557,723	0.67%	1.81%	0.67%	147.02%
Year Ended October 31, 2015	$11.31	0.18	(0.03)	0.15	(0.20)	(0.12)	(0.32)	$11.14	1.36%		$206,342,539	0.66%	1.64%	0.66%	297.27%
Year Ended October 31, 2014	$11.34	0.22	0.18	0.40	(0.24)	(0.19)	(0.43)	$11.31	3.64%		$206,721,780	0.66%	1.96%	0.66%	227.55%
Year Ended October 31, 2013	$11.91	0.22	(0.43)	(0.21)	(0.26)	(0.10)	(0.36)	$11.34	(1.82%	)	$178,667,547	0.66%	1.91%	0.66%	195.99%
Year Ended October 31, 2012	$11.75	0.26	0.28	0.54	(0.29)	(0.09)	(0.38)	$11.91	4.64%		$186,993,992	0.68%	2.19%	0.69%	159.60%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$11.25	0.06	(0.22)	(0.16)	(0.07)	(0.01)	(0.08)	$11.01	(1.39%	)	$2,100,430	1.33%	1.09%	1.33%	108.04%
Year Ended October 31, 2016	$11.14	0.13	0.19	0.32	(0.15)	(0.06)	(0.21)	$11.25	2.95%		$2,264,316	1.33%	1.13%	1.33%	147.02%
Year Ended October 31, 2015	$11.31	0.11	(0.04)	0.07	(0.12)	(0.12)	(0.24)	$11.14	0.68%		$1,603,592	1.34%	0.95%	1.34%	297.27%
Year Ended October 31, 2014	$11.35	0.15	0.16	0.31	(0.16)	(0.19)	(0.35)	$11.31	2.89%		$623,307	1.31%	1.31%	1.31%	227.55%
Year Ended October 31, 2013	$11.92	0.15	(0.43)	(0.28)	(0.19)	(0.10)	(0.29)	$11.35	(2.43%	)	$568,238	1.28%	1.31%	1.28%	195.99%
Year Ended October 31, 2012	$11.76	0.18	0.29	0.47	(0.22)	(0.09)	(0.31)	$11.92	4.01%		$637,007	1.28%	1.55%	1.29%	159.60%

Class R6 Shares (g)
Six Months Ended April 30, 2017 (Unaudited)	$11.23	0.12	(0.22)	(0.10)	(0.13)	(0.01)	(0.14)	$10.99	(0.87%	)	$745,844,648	0.26%	2.17%	0.26%	108.04%
Year Ended October 31, 2016	$11.11	0.25	0.20	0.45	(0.27)	(0.06)	(0.33)	$11.23	4.16%		$712,093,601	0.26%	2.22%	0.26%	147.02%
Year Ended October 31, 2015	$11.29	0.23	(0.04)	0.19	(0.25)	(0.12)	(0.37)	$11.11	1.69%		$803,043,994	0.25%	2.05%	0.25%	297.27%
Year Ended October 31, 2014	$11.32	0.26	0.18	0.44	(0.28)	(0.19)	(0.47)	$11.29	4.06%		$668,902,036	0.26%	2.37%	0.26%	227.55%
Year Ended October 31, 2013	$11.90	0.26	(0.44)	(0.18)	(0.30)	(0.10)	(0.40)	$11.32	(1.53%	)	$781,224,314	0.28%	2.29%	0.28%	195.99%
Year Ended October 31, 2012	$11.73	0.30	0.30	0.60	(0.34)	(0.09)	(0.43)	$11.90	5.15%		$1,171,787,835	0.29%	2.59%	0.29%	159.60%

Institutional Service Class Shares
Period Ended April 30, 2017 (h) (Unaudited)	$10.92	0.09	0.09	0.18	(0.10)	(0.01)	(0.11)	$10.99	1.66%		$10,163	0.40%	2.05%	0.40%	108.04%

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(h)	For the period from December 7, 2016 (commencement of operations) through April 30, 2017. Total return is calculated based on inception date of December 6, 2016 through April 30, 2017.

The accompanying notes are an integral part of these financial statements.

43

Fund Overview	Nationwide International Index Fund

Asset Allocation†

Common Stocks	99.7%
Repurchase Agreement	3.9%
Investment Company	0.3%
Rights††	0.0%
Futures Contracts††	0.0%
Liabilities in excess of other assets	(3.9%)
100.0%

Top Industries†††

Banks	12.2%
Pharmaceuticals	7.5%
Insurance	5.3%
Oil, Gas & Consumable Fuels	4.5%
Chemicals	3.8%
Automobiles	3.4%
Food Products	2.9%
Diversified Telecommunication Services	2.6%
Metals & Mining	2.6%
Machinery	2.6%
Other Industries*	52.6%
100.0%

Top Holdings†††

Nestle SA (Registered)	1.7%
Roche Holding AG	1.3%
Novartis AG (Registered)	1.2%
HSBC Holdings plc	1.2%
Toyota Motor Corp.	1.0%
British American Tobacco plc	0.9%
TOTAL SA	0.8%
Royal Dutch Shell plc	0.8%
Commonwealth Bank of Australia	0.8%
Siemens AG (Registered)	0.8%
Other Holdings*	89.5%
100.0%

Top Countries†††

Japan	22.2%
United Kingdom	15.1%
France	9.8%
Germany	9.1%
Switzerland	9.0%
Australia	7.1%
Netherlands	4.1%
Spain	3.3%
Hong Kong	3.2%
Sweden	2.8%
Other Countries*	14.3%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2017.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.

44

Shareholder Expense Example	Nationwide International Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide International Index Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	1,113.40	3.72	0.71
	Hypothetical	(a)(b)	1,000.00	1,021.27	3.56	0.71
Class C Shares	Actual	(a)	1,000.00	1,111.00	7.28	1.39
	Hypothetical	(a)(b)	1,000.00	1,017.90	6.95	1.39
Class R Shares	Actual	(a)	1,000.00	1,112.60	5.13	0.98
	Hypothetical	(a)(b)	1,000.00	1,019.93	4.91	0.98
Class R6 Shares(c)	Actual	(a)	1,000.00	1,115.30	1.63	0.31
	Hypothetical	(a)(b)	1,000.00	1,023.26	1.56	0.31
Institutional Service Class Shares	Actual	(d)	1,000.00	1,119.80	1.94	0.46
	Hypothetical	(b)(e)	1,000.00	1,022.51	2.31	0.46

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

(d)	Actual expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from December 7, 2016 through April 30, 2017 to reflect the period from commencement of operations.

(e)	Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

45

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide International Index Fund

Common Stocks 99.7%

	Shares	Market Value

AUSTRALIA 7.4%
Airlines 0.0%†
Qantas Airways Ltd.	49,124	$155,717

Banks 2.6%
Australia & New Zealand Banking Group Ltd.	327,603	8,019,393
Bank of Queensland Ltd.	40,530	362,627
Bendigo & Adelaide Bank Ltd.	53,758	494,719
Commonwealth Bank of Australia	192,108	12,547,327
National Australia Bank Ltd.	296,862	7,534,992
Westpac Banking Corp.	374,687	9,822,334

		38,781,392

Beverages 0.1%
Coca-Cola Amatil Ltd.	59,111	414,274
Treasury Wine Estates Ltd.	84,122	755,278

		1,169,552

Biotechnology 0.3%
CSL Ltd.	50,477	5,005,303

Capital Markets 0.2%
ASX Ltd.	22,063	836,402
Macquarie Group Ltd.	33,812	2,348,812

		3,185,214

Chemicals 0.1%
Incitec Pivot Ltd.	187,436	531,035
Orica Ltd.	44,639	618,452

		1,149,487

Commercial Services & Supplies 0.1%
Brambles Ltd.	180,758	1,398,722

Construction & Engineering 0.0%†
CIMIC Group Ltd.	11,880	329,229

Construction Materials 0.0%†
Boral Ltd.	133,602	615,845

Containers & Packaging 0.1%
Amcor Ltd.	131,988	1,551,952

Diversified Financial Services 0.1%
AMP Ltd.	337,078	1,350,562
Challenger Ltd.	65,099	642,976

		1,993,538

Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd.	467,494	1,477,080
TPG Telecom Ltd.	32,086	141,568
Vocus Group Ltd.	70,104	176,729

		1,795,377

Electric Utilities 0.0%†
AusNet Services	181,656	237,908

Equity Real Estate Investment Trusts (REITs) 0.6%
Dexus Property Group	106,681	814,610
Goodman Group	203,897	1,238,001

Common Stocks (continued)

	Shares	Market Value

AUSTRALIA (continued)
Equity Real Estate Investment Trusts (REITs) (continued)
GPT Group (The)	204,904	$804,880
Mirvac Group	422,253	717,197
Scentre Group	584,902	1,887,189
Stockland	274,090	994,768
Vicinity Centres	383,475	826,549
Westfield Corp.	224,988	1,530,025

		8,813,219

Food & Staples Retailing 0.5%
Wesfarmers Ltd.	126,232	4,063,352
Woolworths Ltd.	142,111	2,856,669

		6,920,021

Gas Utilities 0.1%
APA Group	126,992	870,922

Health Care Equipment & Supplies 0.1%
Cochlear Ltd.	6,400	669,954

Health Care Providers & Services 0.1%
Healthscope Ltd.	197,740	326,575
Ramsay Health Care Ltd.	16,121	864,442
Sonic Healthcare Ltd.	42,927	709,642

		1,900,659

Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd.	61,718	906,988
Crown Resorts Ltd.	38,660	361,484
Domino’s Pizza Enterprises Ltd.	7,254	331,725
Flight Centre Travel Group Ltd.	4,483	105,448
Tabcorp Holdings Ltd.	86,246	306,413
Tatts Group Ltd.	167,108	537,590

		2,549,648

Insurance 0.3%
Insurance Australia Group Ltd.	254,772	1,182,620
Medibank Pvt Ltd.	318,056	692,396
QBE Insurance Group Ltd.	152,180	1,462,111
Suncorp Group Ltd.	146,627	1,511,526

		4,848,653

IT Services 0.0%†
Computershare Ltd.	51,556	568,356

Media 0.0%†
REA Group Ltd.	5,448	250,196

Metals & Mining 0.9%
Alumina Ltd.	278,971	382,962
BHP Billiton Ltd.	358,165	6,376,750
BHP Billiton plc	236,068	3,598,906
Fortescue Metals Group Ltd.	177,432	703,279
Newcrest Mining Ltd.	83,372	1,337,565
South32 Ltd.	606,722	1,257,308

		13,656,770

46

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

AUSTRALIA (continued)
Multiline Retail 0.0%†
Harvey Norman Holdings Ltd. (a)	59,475	$186,552

Multi-Utilities 0.1%
AGL Energy Ltd.	74,096	1,483,464
DUET Group	277,282	626,564

		2,110,028

Oil, Gas & Consumable Fuels 0.4%
Caltex Australia Ltd.	29,323	654,527
Oil Search Ltd.	156,180	842,739
Origin Energy Ltd.*	199,622	1,074,221
Santos Ltd.*	205,239	532,821
Woodside Petroleum Ltd.	83,515	2,010,329

		5,114,637

Professional Services 0.0%†
SEEK Ltd.	37,656	479,668

Real Estate Management & Development 0.1%
BGP HOLDINGS BENEFICIAL* (b)(c)	1,554,139	0
LendLease Group	62,805	754,016

		754,016

Road & Rail 0.1%
Aurizon Holdings Ltd.	229,827	886,247

Transportation Infrastructure 0.2%
Sydney Airport	119,722	618,350
Transurban Group	224,623	2,052,132

		2,670,482

		110,619,264

AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG*	34,287	1,227,606
Raiffeisen Bank International AG*	12,587	286,936

		1,514,542

Machinery 0.0%†
ANDRITZ AG	8,992	496,872

Metals & Mining 0.0%†
voestalpine AG	11,804	492,101

Oil, Gas & Consumable Fuels 0.1%
OMV AG	16,072	740,295

Real Estate Management & Development 0.0%†
Immoeast AG* (b)(c)	52,445	0

		3,243,810

BELGIUM 1.2%
Banks 0.1%
KBC Group NV	28,588	2,065,967

Beverages 0.7%
Anheuser-Busch InBev SA/NV	84,773	9,559,882

Common Stocks (continued)

	Shares	Market Value

BELGIUM (continued)
Chemicals 0.1%
Solvay SA	8,446	$1,074,256
Umicore SA	10,188	596,886

		1,671,142

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA (a)	8,808	844,849

Diversified Telecommunication Services 0.0%†
Proximus SADP (a)	18,226	557,423

Food & Staples Retailing 0.0%†
Colruyt SA	7,565	388,736

Insurance 0.1%
Ageas	22,213	909,531

Media 0.0%†
Telenet Group Holding NV*	5,670	344,514

Pharmaceuticals 0.1%
UCB SA	14,408	1,124,531

		17,466,575

CHILE 0.0%†
Metals & Mining 0.0%†
Antofagasta plc	44,941	487,599

CHINA 0.1%
Banks 0.1%
BOC Hong Kong Holdings Ltd.	403,600	1,658,609

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	193,366	158,880

		1,817,489

DENMARK 1.7%
Banks 0.2%
Danske Bank A/S	76,315	2,774,701

Beverages 0.1%
Carlsberg A/S, Class B	12,191	1,216,449

Biotechnology 0.1%
Genmab A/S*	6,516	1,296,520

Chemicals 0.1%
Chr Hansen Holding A/S	11,064	745,426
Novozymes A/S, Class B	26,284	1,134,763

		1,880,189

Commercial Services & Supplies 0.1%
ISS A/S	19,044	789,950

Diversified Telecommunication Services 0.0%†
TDC A/S	88,000	472,073

Electric Utilities 0.0%†
DONG Energy A/S (d)	15,568	613,021

Electrical Equipment 0.1%
Vestas Wind Systems A/S	24,343	2,094,632

47

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

DENMARK (continued)
Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	13,539	$1,159,288
William Demant Holding A/S*	13,627	311,891

		1,471,179

Insurance 0.0%†
Tryg A/S	13,375	256,623

Marine 0.1%
AP Moller - Maersk A/S, Class A	428	710,049
AP Moller - Maersk A/S, Class B	701	1,209,249

		1,919,298

Pharmaceuticals 0.6%
Novo Nordisk A/S, Class B	213,608	8,317,224

Road & Rail 0.1%
DSV A/S	21,757	1,211,549

Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S	12,673	1,369,066

		25,682,474

FINLAND 1.0%
Auto Components 0.0%†
Nokian Renkaat OYJ	11,836	508,721

Communications Equipment 0.3%
Nokia OYJ	651,514	3,724,607

Diversified Telecommunication Services 0.0%†
Elisa OYJ	16,210	551,253

Electric Utilities 0.1%
Fortum OYJ	49,078	713,607

Insurance 0.2%
Sampo OYJ, Class A (a)	49,450	2,366,559

Machinery 0.2%
Kone OYJ, Class B	36,872	1,687,720
Metso OYJ	12,851	460,246
Wartsila OYJ Abp	16,859	1,025,271

		3,173,237

Oil, Gas & Consumable Fuels 0.0%†
Neste OYJ	15,008	611,564

Paper & Forest Products 0.2%
Stora Enso OYJ, Class R (a)	62,783	745,102
UPM-Kymmene OYJ	60,827	1,602,591

		2,347,693

Pharmaceuticals 0.0%†
Orion OYJ, Class B	11,702	670,636

		14,667,877

FRANCE 10.1%
Aerospace & Defense 0.7%
Airbus SE	65,062	5,263,039
Dassault Aviation SA	260	355,302

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Aerospace & Defense (continued)
Safran SA	34,719	$2,874,556
Thales SA	12,063	1,267,899
Zodiac Aerospace	22,485	545,835

		10,306,631

Air Freight & Logistics 0.0%†
Bollore SA	99,366	404,313

Auto Components 0.3%
Cie Generale des Etablissements Michelin	20,773	2,717,132
Valeo SA	27,168	1,955,012

		4,672,144

Automobiles 0.2%
Peugeot SA*	55,292	1,159,231
Renault SA	21,906	2,042,761

		3,201,992

Banks 1.1%
BNP Paribas SA	118,370	8,354,223
Credit Agricole SA	128,064	1,904,805
Natixis SA	98,929	688,466
Societe Generale SA	85,986	4,714,847

		15,662,341

Beverages 0.2%
Pernod Ricard SA	23,604	2,954,080
Remy Cointreau SA	2,053	207,100

		3,161,180

Building Products 0.2%
Cie de Saint-Gobain	55,431	2,990,884

Chemicals 0.4%
Air Liquide SA	43,667	5,261,274
Arkema SA	7,199	762,252

		6,023,526

Commercial Services & Supplies 0.1%
Edenred	23,975	614,160
Societe BIC SA	3,424	384,781

		998,941

Construction & Engineering 0.4%
Bouygues SA* (a)	23,310	979,810
Eiffage SA	6,195	524,747
Vinci SA	56,772	4,839,165

		6,343,722

Construction Materials 0.0%†
Imerys SA	3,788	325,886

Diversified Financial Services 0.0%†
Eurazeo SA	3,235	219,271
Wendel SA	3,036	425,589

		644,860

48

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Diversified Telecommunication Services 0.5%
Iliad SA	3,012	$731,084
Orange SA	222,544	3,444,393
SFR Group SA*	8,958	293,278
Vivendi SA* (a)	117,303	2,326,731

		6,795,486

Electric Utilities 0.0%†
Electricite de France SA	36,054	300,970

Electrical Equipment 0.5%
Legrand SA	30,436	1,970,152
Schneider Electric SE	63,062	4,994,873

		6,965,025

Electronic Equipment, Instruments & Components 0.0%†
Ingenico Group SA	6,307	571,080

Equity Real Estate Investment Trusts (REITs) 0.3%
Fonciere Des Regions	3,438	306,838
Gecina SA	4,686	666,483
ICADE	3,924	291,387
Klepierre	25,078	984,309
Unibail-Rodamco SE	11,018	2,705,379

		4,954,396

Food & Staples Retailing 0.1%
Carrefour SA	64,638	1,522,306
Casino Guichard Perrachon SA	4,934	297,148

		1,819,454

Food Products 0.3%
Danone SA (a)	66,195	4,632,719

Health Care Equipment & Supplies 0.2%
Essilor International SA	23,006	2,981,417

Hotels, Restaurants & Leisure 0.2%
Accor SA*	19,097	870,807
Sodexo SA	10,513	1,336,116

		2,206,923

Household Durables 0.0%†
SEB SA	2,573	414,340

Insurance 0.5%
AXA SA	218,146	5,820,169
CNP Assurances	18,627	389,095
SCOR SE* (a)	18,597	735,641

		6,944,905

IT Services 0.2%
Atos SE	10,148	1,329,239
Cap Gemini SA	17,849	1,787,078

		3,116,317

Machinery 0.0%†
Alstom SA*	15,995	507,687

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Media 0.2%
Eutelsat Communications SA	18,790	$444,562
JCDecaux SA	5,891	207,950
Lagardere SCA	12,710	389,058
Publicis Groupe SA	21,869	1,578,856

		2,620,426

Multi-Utilities 0.3%
Engie SA	179,185	2,526,519
Suez (a)	37,226	611,504
Veolia Environnement SA (a)	54,573	1,038,545

		4,176,568

Oil, Gas & Consumable Fuels 0.9%
TOTAL SA	253,857	13,031,301

Personal Products 0.4%
L’Oreal SA (a)	28,311	5,638,129

Pharmaceuticals 0.8%
Sanofi	129,497	12,236,669

Professional Services 0.0%†
Bureau Veritas SA	28,111	651,342

Software 0.1%
Dassault Systemes SE	14,658	1,307,799

Textiles, Apparel & Luxury Goods 0.9%
Christian Dior SE	5,988	1,642,297
Hermes International	3,008	1,438,034
Kering (a)	8,364	2,592,491
LVMH Moet Hennessy Louis Vuitton SE	31,146	7,688,979

		13,361,801

Trading Companies & Distributors 0.0%†
Rexel SA	33,731	602,380

Transportation Infrastructure 0.1%
Aeroports de Paris	3,352	447,142
Groupe Eurotunnel SE (Registered) REG	53,279	585,308

		1,032,450

		151,606,004

GERMANY 9.5%
Air Freight & Logistics 0.3%
Deutsche Post AG (Registered) REG	108,386	3,895,807

Airlines 0.0%†
Deutsche Lufthansa AG (Registered) REG*	27,641	476,869

Auto Components 0.2%
Continental AG	12,196	2,731,873
Schaeffler AG (Preference)	14,175	244,484

		2,976,357

Automobiles 1.1%
Bayerische Motoren Werke AG	36,904	3,525,874
Bayerische Motoren Werke AG (Preference)	5,822	478,786
Daimler AG (Registered) REG	107,573	8,015,733

49

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Automobiles (continued)
Porsche Automobil Holding SE (Preference)	17,451	$1,021,325
Volkswagen AG	3,750	604,669
Volkswagen AG (Preference)	20,647	3,277,645

		16,924,032

Banks 0.1%
Commerzbank AG*	121,316	1,189,327

Capital Markets 0.4%
Deutsche Bank AG (Registered) REG*	231,510	4,162,741
Deutsche Boerse AG	21,192	2,074,260

		6,237,001

Chemicals 1.2%
BASF SE	102,287	9,964,698
Covestro AG (d)	8,024	625,322
Evonik Industries AG	18,588	620,653
FUCHS PETROLUB SE (Preference)	6,547	337,689
K+S AG (Registered) REG (a)	21,988	524,597
LANXESS AG	10,793	779,324
Linde AG	20,739	3,726,563
Symrise AG	13,817	967,306

		17,546,152

Construction & Engineering 0.0%†
HOCHTIEF AG	1,826	328,850

Construction Materials 0.1%
HeidelbergCement AG	16,959	1,570,021

Diversified Telecommunication Services 0.5%
Deutsche Telekom AG (Registered) REG	364,623	6,395,780
Telefonica Deutschland Holding AG	84,749	410,926

		6,806,706

Electrical Equipment 0.1%
OSRAM Licht AG	10,141	679,340

Food & Staples Retailing 0.0%†
METRO AG	20,162	663,518

Health Care Providers & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	24,471	2,172,274
Fresenius SE & Co. KGaA	45,780	3,714,147

		5,886,421

Hotels, Restaurants & Leisure 0.1%
TUI AG	55,000	800,146

Household Products 0.3%
Henkel AG & Co. KGaA	11,843	1,381,496
Henkel AG & Co. KGaA (Preference)	20,304	2,762,638

		4,144,134

Industrial Conglomerates 0.8%
Siemens AG (Registered) REG	85,359	12,244,148

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Insurance 0.9%
Allianz SE (Registered) REG	51,238	$9,754,575
Hannover Rueck SE	6,872	824,394
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) REG	17,980	3,447,113

		14,026,082

Internet & Direct Marketing Retail 0.0%†
Zalando SE* (d)	9,858	434,858

Internet Software & Services 0.0%†
United Internet AG (Registered) REG	13,499	621,308

Machinery 0.1%
GEA Group AG	20,841	886,001
MAN SE	4,009	421,211

		1,307,212

Media 0.1%
Axel Springer SE	5,394	302,642
ProSiebenSat.1 Media SE	26,554	1,127,209

		1,429,851

Metals & Mining 0.1%
thyssenkrupp AG	41,923	999,048

Multi-Utilities 0.2%
E.ON SE	248,664	1,938,433
Innogy SE (d)	15,562	572,243
RWE AG*	55,773	923,782

		3,434,458

Personal Products 0.1%
Beiersdorf AG	11,352	1,128,971

Pharmaceuticals 0.9%
Bayer AG (Registered) REG	92,792	11,481,447
Merck KGaA	14,729	1,730,241

		13,211,688

Real Estate Management & Development 0.2%
Deutsche Wohnen AG	38,459	1,315,051
Vonovia SE	51,149	1,851,809

		3,166,860

Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG	125,386	2,591,674

Software 0.7%
SAP SE	109,549	10,973,090

Textiles, Apparel & Luxury Goods 0.3%
adidas AG	21,084	4,227,104
HUGO BOSS AG	7,874	598,765

		4,825,869

Trading Companies & Distributors 0.1%
Brenntag AG	17,608	1,043,834

50

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	4,931	$387,939

		141,951,571

HONG KONG 3.4%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	152,000	218,762

Banks 0.2%
Bank of East Asia Ltd. (The)	131,750	544,820
Hang Seng Bank Ltd.	83,500	1,691,368

		2,236,188

Capital Markets 0.2%
Hong Kong Exchanges & Clearing Ltd.	131,900	3,243,955

Diversified Financial Services 0.0%†
First Pacific Co. Ltd.	222,750	171,522

Diversified Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	431,420	551,532
PCCW Ltd.	467,000	263,656

		815,188

Electric Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	74,500	652,219
CLP Holdings Ltd.	187,000	1,972,143
HK Electric Investments & HK Electric Investments Ltd. (d)	187,500	165,782
Power Assets Holdings Ltd.	158,300	1,423,767

		4,213,911

Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT	255,551	1,836,895

Food Products 0.1%
WH Group Ltd. (d)	918,000	818,997

Gas Utilities 0.1%
Hong Kong & China Gas Co. Ltd.	832,433	1,663,101

Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group Ltd.	269,000	1,494,418
Melco Resorts & Entertainment Ltd., ADR	22,889	502,414
Sands China Ltd.	275,900	1,249,590
Shangri-La Asia Ltd.	159,333	228,038
SJM Holdings Ltd.	188,000	182,255

		3,656,715

Household Durables 0.1%
Techtronic Industries Co. Ltd.	158,000	677,878

Industrial Conglomerates 0.5%
CK Hutchison Holdings Ltd.	301,886	3,769,737
Jardine Matheson Holdings Ltd.	28,400	1,830,380
Jardine Strategic Holdings Ltd.	25,200	1,051,848
NWS Holdings Ltd.	135,645	254,735

		6,906,700

Common Stocks (continued)

	Shares	Market Value

HONG KONG (continued)
Insurance 0.6%
AIA Group Ltd.	1,350,000	$9,343,937

Real Estate Management & Development 0.8%
Cheung Kong Property Holdings Ltd.	296,386	2,121,890
Hang Lung Group Ltd.	105,000	437,842
Hang Lung Properties Ltd.	254,000	665,525
Henderson Land Development Co. Ltd.	124,263	786,642
Hongkong Land Holdings Ltd.	132,700	1,019,136
Hysan Development Co. Ltd.	71,673	338,018
Kerry Properties Ltd.	62,500	233,644
New World Development Co. Ltd.	641,829	798,120
Sino Land Co. Ltd.	352,200	596,011
Sun Hung Kai Properties Ltd.	159,700	2,393,106
Swire Pacific Ltd., Class A	62,000	597,856
Swire Properties Ltd.	133,400	447,230
Wharf Holdings Ltd. (The)	155,270	1,323,837
Wheelock & Co. Ltd.	91,000	708,837

		12,467,694

Road & Rail 0.1%
MTR Corp. Ltd.	154,214	887,220

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	27,400	407,749

Textiles, Apparel & Luxury Goods 0.0%†
Li & Fung Ltd.	633,200	265,144
Yue Yuen Industrial Holdings Ltd.	82,500	326,146

		591,290

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U	507,100	202,776

		50,360,478

IRELAND 0.6%
Airlines 0.0%†
Ryanair Holdings plc*	14,664	253,966

Banks 0.1%
Bank of Ireland*	3,194,453	804,166

Construction Materials 0.3%
CRH plc	92,408	3,365,879
James Hardie Industries plc, CDI	50,784	859,283

		4,225,162

Food Products 0.1%
Kerry Group plc, Class A	18,050	1,475,033

Hotels, Restaurants & Leisure 0.1%
Paddy Power Betfair plc	9,074	1,009,886

Trading Companies & Distributors 0.0%†
AerCap Holdings NV*	16,575	762,616

		8,530,829

51

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

ISRAEL 0.6%
Aerospace & Defense 0.0%†
Elbit Systems Ltd.	2,679	$318,946

Banks 0.1%
Bank Hapoalim BM	121,101	755,224
Bank Leumi Le-Israel BM*	164,241	768,099
Mizrahi Tefahot Bank Ltd.	14,257	229,986

		1,753,309

Chemicals 0.1%
Frutarom Industries Ltd.	4,158	244,412
Israel Chemicals Ltd.	49,227	212,136

		456,548

Diversified Telecommunication Services 0.0%†
Bezeq The Israeli Telecommunication Corp. Ltd.	248,259	417,107

Pharmaceuticals 0.2%
Teva Pharmaceutical Industries Ltd., ADR	101,717	3,212,223

Real Estate Management & Development 0.0%†
Azrieli Group Ltd.	5,099	271,233

Software 0.2%
Check Point Software Technologies Ltd.*	14,657	1,524,474
Nice Ltd.	6,860	463,388

		1,987,862

		8,417,228

ITALY 1.9%
Aerospace & Defense 0.0%†
Leonardo SpA*	46,122	724,792

Automobiles 0.1%
Ferrari NV	13,761	1,035,188

Banks 0.6%
Intesa Sanpaolo SpA	1,514,047	4,402,423
Mediobanca SpA	63,101	606,815
UniCredit SpA*	210,197	3,422,530

		8,431,768

Diversified Telecommunication Services 0.1%
Telecom Italia SpA*	1,812,120	1,493,936

Electric Utilities 0.3%
Enel SpA	853,299	4,056,745
Terna Rete Elettrica Nazionale SpA	164,661	830,193

		4,886,938

Electrical Equipment 0.0%†
Prysmian SpA	21,534	621,443

Energy Equipment & Services 0.0%†
Saipem SpA*	641,413	276,089

Insurance 0.2%
Assicurazioni Generali SpA	133,329	2,111,935
Poste Italiane SpA (d)	52,095	356,739

Common Stocks (continued)

	Shares	Market Value

ITALY (continued)
Insurance (continued)
UnipolSai Assicurazioni SpA	125,918	$289,247

		2,757,921

Oil, Gas & Consumable Fuels 0.4%
Eni SpA	285,447	4,427,573
Snam SpA	279,265	1,233,813

		5,661,386

Textiles, Apparel & Luxury Goods 0.1%
Luxottica Group SpA	19,301	1,115,805

Transportation Infrastructure 0.1%
Atlantia SpA	47,055	1,193,276

		28,198,542

JAPAN 23.0%
Air Freight & Logistics 0.1%
Yamato Holdings Co. Ltd.	38,200	825,463

Airlines 0.1%
ANA Holdings, Inc.	135,000	406,657
Japan Airlines Co. Ltd.	11,574	365,523

		772,180

Auto Components 0.8%
Aisin Seiki Co. Ltd.	21,800	1,067,702
Bridgestone Corp.	72,300	3,015,726
Denso Corp.	52,600	2,270,093
Koito Manufacturing Co. Ltd.	12,800	661,415
NGK Spark Plug Co. Ltd.	20,400	442,423
NOK Corp.	10,400	247,888
Stanley Electric Co. Ltd.	17,200	503,653
Sumitomo Electric Industries Ltd.	86,000	1,404,548
Sumitomo Rubber Industries Ltd.	18,400	331,176
Toyoda Gosei Co. Ltd.	6,700	178,060
Toyota Industries Corp.	18,600	926,547
Yokohama Rubber Co. Ltd. (The)	11,300	221,881

		11,271,112

Automobiles 2.1%
Honda Motor Co. Ltd.	180,800	5,262,304
Isuzu Motors Ltd.	67,700	920,185
Mazda Motor Corp.	64,060	946,312
Mitsubishi Motors Corp.	71,399	457,278
Nissan Motor Co. Ltd.	266,100	2,534,756
Subaru Corp.	68,100	2,581,814
Suzuki Motor Corp.	39,200	1,638,677
Toyota Motor Corp.	291,620	15,782,705
Yamaha Motor Co. Ltd.	31,900	757,579

		30,881,610

Banks 1.9%
Aozora Bank Ltd.	124,000	451,820
Bank of Kyoto Ltd. (The)	34,000	269,268
Chiba Bank Ltd. (The)	80,300	537,933

52

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Banks (continued)
Chugoku Bank Ltd. (The)	20,300	$301,577
Concordia Financial Group Ltd.	135,700	624,193
Fukuoka Financial Group, Inc.	90,600	413,306
Hachijuni Bank Ltd. (The)	46,600	275,189
Hiroshima Bank Ltd. (The)	56,000	241,747
Japan Post Bank Co. Ltd.	43,500	541,799
Kyushu Financial Group, Inc.	40,700	253,769
Mebuki Financial Group, Inc.	101,530	398,387
Mitsubishi UFJ Financial Group, Inc.	1,429,184	9,056,162
Mizuho Financial Group, Inc.	2,709,419	4,952,627
Resona Holdings, Inc.	251,601	1,398,698
Seven Bank Ltd.	64,100	215,290
Shinsei Bank Ltd.	212,000	395,816
Shizuoka Bank Ltd. (The)	61,000	514,879
Sumitomo Mitsui Financial Group, Inc.	149,005	5,532,651
Sumitomo Mitsui Trust Holdings, Inc.	37,776	1,294,045
Suruga Bank Ltd.	18,000	376,319
Yamaguchi Financial Group, Inc.	21,000	232,669

		28,278,144

Beverages 0.3%
Asahi Group Holdings Ltd.	43,200	1,632,257
Coca-Cola Bottlers Japan, Inc.	14,000	417,444
Kirin Holdings Co. Ltd.	93,700	1,824,126
Suntory Beverage & Food Ltd.	15,600	702,848

		4,576,675

Building Products 0.3%
Asahi Glass Co. Ltd.	114,600	992,958
Daikin Industries Ltd.	25,900	2,518,090
LIXIL Group Corp.	28,700	717,294
TOTO Ltd.	16,100	614,252

		4,842,594

Capital Markets 0.3%
Daiwa Securities Group, Inc.	189,200	1,150,974
Japan Exchange Group, Inc.	59,400	832,894
Nomura Holdings, Inc.	402,100	2,416,472
SBI Holdings, Inc.	24,770	343,613

		4,743,953

Chemicals 1.0%
Air Water, Inc.	17,000	327,436
Asahi Kasei Corp.	138,200	1,317,821
Daicel Corp.	29,000	332,909
Hitachi Chemical Co. Ltd.	12,600	360,853
JSR Corp.	20,700	378,305
Kaneka Corp.	31,500	248,372
Kansai Paint Co. Ltd.	24,900	551,193
Kuraray Co. Ltd.	40,400	652,021
Mitsubishi Chemical Holdings Corp.	154,500	1,209,301
Mitsubishi Gas Chemical Co., Inc.	18,600	397,727
Mitsui Chemicals, Inc.	97,100	496,831

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Chemicals (continued)
Nippon Paint Holdings Co. Ltd.	18,400	$705,794
Nissan Chemical Industries Ltd.	13,100	406,301
Nitto Denko Corp.	18,810	1,416,406
Shin-Etsu Chemical Co. Ltd.	43,400	3,772,227
Sumitomo Chemical Co. Ltd.	179,200	1,011,316
Taiyo Nippon Sanso Corp.	8,000	95,633
Teijin Ltd.	21,160	409,983
Toray Industries, Inc.	167,300	1,480,671

		15,571,100

Commercial Services & Supplies 0.3%
Dai Nippon Printing Co. Ltd.	60,700	675,752
Park24 Co. Ltd.	11,200	288,981
Secom Co. Ltd.	23,900	1,735,690
Sohgo Security Services Co. Ltd.	8,500	371,095
Toppan Printing Co. Ltd.	59,000	593,941

		3,665,459

Construction & Engineering 0.2%
JGC Corp.	23,600	412,105
Kajima Corp.	102,800	698,034
Obayashi Corp.	74,000	718,458
Shimizu Corp.	64,000	613,755
Taisei Corp.	120,000	915,048

		3,357,400

Construction Materials 0.0%†
Taiheiyo Cement Corp.	127,000	422,043

Consumer Finance 0.1%
Acom Co. Ltd.*	38,600	171,453
AEON Financial Service Co. Ltd.	12,300	236,379
Credit Saison Co. Ltd.	17,000	309,767

		717,599

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	17,600	295,169

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	6,900	208,223

Diversified Financial Services 0.2%
Mitsubishi UFJ Lease & Finance Co. Ltd.	50,400	263,384
ORIX Corp.	146,300	2,235,864

		2,499,248

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	77,108	3,304,513

Electric Utilities 0.3%
Chubu Electric Power Co., Inc.	73,400	985,537
Chugoku Electric Power Co., Inc. (The)	28,100	306,330
Hokuriku Electric Power Co.	22,700	209,808
Kansai Electric Power Co., Inc. (The)	80,200	1,083,836
Kyushu Electric Power Co., Inc.	47,200	509,140
Tohoku Electric Power Co., Inc.	49,900	665,260

53

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Electric Utilities (continued)
Tokyo Electric Power Co. Holdings, Inc.*	171,100	$664,645

		4,424,556

Electrical Equipment 0.4%
Fuji Electric Co. Ltd.	61,200	335,454
Mabuchi Motor Co. Ltd.	6,000	338,703
Mitsubishi Electric Corp.	215,100	3,002,026
Nidec Corp.	26,400	2,422,303

		6,098,486

Electronic Equipment, Instruments & Components 1.2%
Alps Electric Co. Ltd.	21,500	631,943
Hamamatsu Photonics KK	14,900	438,150
Hirose Electric Co. Ltd.	3,300	443,522
Hitachi High-Technologies Corp.	7,900	315,361
Hitachi Ltd.	537,300	2,968,244
Keyence Corp.	10,936	4,396,426
Kyocera Corp.	36,600	2,072,845
Murata Manufacturing Co. Ltd.	21,200	2,847,702
Nippon Electric Glass Co. Ltd.	48,000	297,712
Omron Corp.	21,900	916,894
Shimadzu Corp.	26,500	449,860
TDK Corp.	14,000	867,378
Yaskawa Electric Corp.	28,000	535,192
Yokogawa Electric Corp.	27,500	425,021

		17,606,250

Equity Real Estate Investment Trusts (REITs) 0.3%
Daiwa House REIT Investment Corp.	164	414,620
Japan Prime Realty Investment Corp.	89	334,143
Japan Real Estate Investment Corp.	149	784,613
Japan Retail Fund Investment Corp.	291	568,489
Nippon Building Fund, Inc.	161	856,228
Nippon Prologis REIT, Inc.	171	361,349
Nomura Real Estate Master Fund, Inc.	453	652,917
United Urban Investment Corp.	330	498,581

		4,470,940

Food & Staples Retailing 0.4%
Aeon Co. Ltd.	74,500	1,104,157
FamilyMart UNY Holdings Co. Ltd.	9,300	525,700
Lawson, Inc.	5,700	378,190
Seven & i Holdings Co. Ltd.	84,000	3,547,655
Sundrug Co. Ltd.	8,200	287,582
Tsuruha Holdings, Inc.	4,400	445,400

		6,288,684

Food Products 0.4%
Ajinomoto Co., Inc.	61,900	1,206,198
Calbee, Inc.	9,100	318,149
Kikkoman Corp.	15,000	461,635
MEIJI Holdings Co. Ltd.	13,098	1,113,394
NH Foods Ltd.	18,000	513,054
Nisshin Seifun Group, Inc.	20,652	317,312

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Food Products (continued)
Nissin Foods Holdings Co. Ltd.	7,000	$400,834
Toyo Suisan Kaisha Ltd.	9,500	356,799
Yakult Honsha Co. Ltd.	8,600	490,167
Yamazaki Baking Co. Ltd.	12,500	263,834

		5,441,376

Gas Utilities 0.1%
Osaka Gas Co. Ltd.	213,900	800,677
Toho Gas Co. Ltd.	46,000	328,806
Tokyo Gas Co. Ltd.	220,400	1,023,296

		2,152,779

Health Care Equipment & Supplies 0.4%
CYBERDYNE, Inc.* (a)	14,500	204,864
Hoya Corp.	43,700	2,088,545
Olympus Corp.	33,200	1,280,120
Sysmex Corp.	17,800	1,084,156
Terumo Corp.	39,000	1,424,223

		6,081,908

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	22,500	406,297
Medipal Holdings Corp.	16,900	279,999
Miraca Holdings, Inc.	6,200	285,858
Suzuken Co. Ltd.	8,580	283,920

		1,256,074

Health Care Technology 0.0%†
M3, Inc.	22,100	564,967

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co. Japan Ltd.	7,024	216,485
Oriental Land Co. Ltd.	24,900	1,430,115

		1,646,600

Household Durables 0.8%
Casio Computer Co. Ltd.	23,900	336,835
Iida Group Holdings Co. Ltd.	18,300	291,442
Nikon Corp.	38,100	543,893
Panasonic Corp.	245,202	2,932,187
Rinnai Corp.	4,200	349,264
Sekisui Chemical Co. Ltd.	44,300	743,515
Sekisui House Ltd.	68,700	1,141,231
Sharp Corp.* (a)	165,000	598,379
Sony Corp.	141,700	4,862,342

		11,799,088

Household Products 0.1%
Lion Corp.	24,000	433,681
Unicharm Corp.	46,000	1,118,683

		1,552,364

Independent Power and Renewable Electricity Producers 0.0%†
Electric Power Development Co. Ltd.	15,600	361,893

54

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Industrial Conglomerates 0.1%
Keihan Holdings Co. Ltd.	61,000	$383,757
Seibu Holdings, Inc.	20,300	354,642
Toshiba Corp.*	458,700	925,276

		1,663,675

Insurance 0.7%
Dai-ichi Life Holdings, Inc.	118,800	2,024,352
Japan Post Holdings Co. Ltd.	51,300	636,538
MS&AD Insurance Group Holdings, Inc.	57,755	1,883,048
Sompo Holdings, Inc.	40,225	1,520,124
Sony Financial Holdings, Inc.	19,800	329,328
T&D Holdings, Inc.	66,000	981,391
Tokio Marine Holdings, Inc.	75,900	3,200,215

		10,574,996

Internet & Direct Marketing Retail 0.1%
Rakuten, Inc.	106,100	1,086,894
Start Today Co. Ltd.	21,100	450,238

		1,537,132

Internet Software & Services 0.1%
DeNA Co. Ltd.	11,700	250,816
Kakaku.com, Inc.	14,600	210,699
Mixi, Inc.	5,300	294,013
Yahoo Japan Corp.	155,800	667,326

		1,422,854

IT Services 0.2%
Fujitsu Ltd.	212,100	1,323,996
Nomura Research Institute Ltd.	14,318	498,566
NTT Data Corp.	14,400	668,659
Obic Co. Ltd.	7,100	383,582
Otsuka Corp.	6,200	332,104

		3,206,907

Leisure Products 0.2%
Bandai Namco Holdings, Inc.	23,449	735,984
Sankyo Co. Ltd.	4,900	170,889
Sega Sammy Holdings, Inc.	19,300	259,131
Shimano, Inc.	8,100	1,239,656
Yamaha Corp.	18,500	513,122

		2,918,782

Machinery 1.3%
Amada Holdings Co. Ltd.	40,200	477,951
FANUC Corp.	21,700	4,418,035
Hino Motors Ltd.	28,800	361,362
Hitachi Construction Machinery Co. Ltd.	11,500	296,468
Hoshizaki Corp.	5,500	458,880
IHI Corp.*	165,000	558,755
JTEKT Corp.	24,900	392,772
Kawasaki Heavy Industries Ltd.	146,200	442,637
Komatsu Ltd.	102,300	2,733,614
Kubota Corp.	120,600	1,899,788

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Machinery (continued)
Kurita Water Industries Ltd.	11,500	$296,963
Makita Corp.	25,600	913,400
MINEBEA MITSUMI, Inc.	39,500	571,442
Mitsubishi Heavy Industries Ltd.	365,200	1,463,308
Nabtesco Corp.	13,000	368,555
NGK Insulators Ltd.	28,600	611,932
NSK Ltd.	47,300	646,830
SMC Corp.	6,200	1,747,557
Sumitomo Heavy Industries Ltd.	63,000	439,493
THK Co. Ltd.	13,500	348,206

		19,447,948

Marine 0.1%
Mitsui OSK Lines Ltd.	128,000	391,886
Nippon Yusen KK*	184,400	370,747

		762,633

Media 0.1%
Dentsu, Inc.	24,661	1,392,043
Hakuhodo DY Holdings, Inc.	21,600	263,286
Toho Co. Ltd.	12,900	370,267

		2,025,596

Metals & Mining 0.3%
Hitachi Metals Ltd.	24,400	341,705
JFE Holdings, Inc.	57,900	987,577
Kobe Steel Ltd.*	35,200	312,719
Maruichi Steel Tube Ltd.	5,800	164,472
Mitsubishi Materials Corp.	13,100	390,076
Nippon Steel & Sumitomo Metal Corp.	88,906	2,002,209
Sumitomo Metal Mining Co. Ltd.	56,000	758,323

		4,957,081

Multiline Retail 0.2%
Don Quijote Holdings Co. Ltd.	13,500	491,858
Isetan Mitsukoshi Holdings Ltd.	35,978	393,139
J Front Retailing Co. Ltd.	27,500	396,412
Marui Group Co. Ltd.	25,300	346,493
Ryohin Keikaku Co. Ltd.	2,800	631,398
Takashimaya Co. Ltd.	30,000	276,240

		2,535,540

Oil, Gas & Consumable Fuels 0.2%
Idemitsu Kosan Co. Ltd.	9,600	306,931
Inpex Corp.	108,800	1,042,568
JXTG Holdings, Inc.	323,317	1,458,817
Showa Shell Sekiyu KK	22,800	220,197

		3,028,513

Paper & Forest Products 0.0%†
Oji Holdings Corp.	97,000	469,480

Personal Products 0.3%
Kao Corp.	56,100	3,095,805
Kose Corp.	3,200	304,016

55

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Personal Products (continued)
Pola Orbis Holdings, Inc.	6,000	$138,557
Shiseido Co. Ltd.	43,300	1,173,023

		4,711,401

Pharmaceuticals 1.2%
Astellas Pharma, Inc.	239,900	3,163,588
Chugai Pharmaceutical Co. Ltd.	25,100	891,906
Daiichi Sankyo Co. Ltd.	68,700	1,526,778
Eisai Co. Ltd.	28,700	1,509,035
Hisamitsu Pharmaceutical Co., Inc.	6,500	332,761
Kyowa Hakko Kirin Co. Ltd.	24,100	414,062
Mitsubishi Tanabe Pharma Corp.	23,700	481,415
Ono Pharmaceutical Co. Ltd.	47,000	969,457
Otsuka Holdings Co. Ltd.	42,900	1,975,926
Santen Pharmaceutical Co. Ltd.	40,600	571,270
Shionogi & Co. Ltd.	34,000	1,750,927
Sumitomo Dainippon Pharma Co. Ltd.	17,700	290,690
Taisho Pharmaceutical Holdings Co. Ltd.	3,570	293,743
Takeda Pharmaceutical Co. Ltd.	79,500	3,813,902

		17,985,460

Professional Services 0.1%
Recruit Holdings Co. Ltd.	40,400	2,041,910

Real Estate Management & Development 0.7%
Aeon Mall Co. Ltd.	11,250	191,324
Daito Trust Construction Co. Ltd.	7,900	1,162,510
Daiwa House Industry Co. Ltd.	64,500	1,917,519
Hulic Co. Ltd.	36,700	346,109
Mitsubishi Estate Co. Ltd.	138,800	2,657,715
Mitsui Fudosan Co. Ltd.	98,500	2,167,223
Nomura Real Estate Holdings, Inc.	8,600	145,462
Sumitomo Realty & Development Co. Ltd.	41,000	1,107,638
Tokyo Tatemono Co. Ltd.	22,400	306,030
Tokyu Fudosan Holdings Corp.	58,500	319,487

		10,321,017

Road & Rail 0.9%
Central Japan Railway Co.	15,900	2,666,568
East Japan Railway Co.	36,790	3,301,634
Hankyu Hanshin Holdings, Inc.	27,500	908,419
Keikyu Corp.	51,000	585,422
Keio Corp.	60,400	483,711
Keisei Electric Railway Co. Ltd.	16,300	387,927
Kintetsu Group Holdings Co. Ltd.	204,500	746,791
Nagoya Railroad Co. Ltd.	112,000	514,514
Nippon Express Co. Ltd.	89,500	491,309
Odakyu Electric Railway Co. Ltd.	33,450	649,360
Tobu Railway Co. Ltd.	108,000	547,751
Tokyu Corp.	119,900	858,792
West Japan Railway Co.	18,800	1,256,195

		13,398,393

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Semiconductors & Semiconductor Equipment 0.2%
Rohm Co. Ltd.	10,400	$730,371
Tokyo Electron Ltd.	17,200	2,087,970

		2,818,341

Software 0.3%
Konami Holdings Corp.	10,400	432,924
LINE Corp.*	4,100	141,463
Nexon Co. Ltd.	19,700	335,281
Nintendo Co. Ltd.	12,600	3,188,627
Oracle Corp. Japan	4,100	236,219
Trend Micro, Inc.	12,000	527,985

		4,862,499

Specialty Retail 0.3%
ABC-Mart, Inc.	3,800	211,241
Fast Retailing Co. Ltd.	6,000	1,959,709
Hikari Tsushin, Inc.	2,300	220,898
Nitori Holdings Co. Ltd.	9,100	1,184,022
Shimamura Co. Ltd.	1,800	246,351
USS Co. Ltd.	21,500	380,354
Yamada Denki Co. Ltd.	77,700	408,050

		4,610,625

Technology Hardware, Storage & Peripherals 0.6%
Brother Industries Ltd.	23,700	487,642
Canon, Inc.	119,200	3,956,008
FUJIFILM Holdings Corp.	49,900	1,852,021
Konica Minolta, Inc.	49,700	439,976
NEC Corp.	297,000	738,485
Ricoh Co. Ltd.	76,400	636,826
Seiko Epson Corp.	31,900	653,416

		8,764,374

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	18,500	327,424

Tobacco 0.3%
Japan Tobacco, Inc.	123,100	4,096,247

Trading Companies & Distributors 0.9%
ITOCHU Corp.	165,400	2,340,407
Marubeni Corp.	188,200	1,160,015
MISUMI Group, Inc.	30,500	577,824
Mitsubishi Corp.	168,800	3,642,720
Mitsui & Co. Ltd.	189,500	2,675,854
Sumitomo Corp.	135,400	1,809,396
Toyota Tsusho Corp.	23,300	735,650

		12,941,866

Transportation Infrastructure 0.0%†
Japan Airport Terminal Co. Ltd. (a)	5,800	201,469
Kamigumi Co. Ltd.	25,000	227,179
Mitsubishi Logistics Corp.	11,400	147,488

		576,136

56

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Wireless Telecommunication Services 1.1%
KDDI Corp.	206,300	$5,469,853
NTT DOCOMO, Inc.	154,700	3,743,289
SoftBank Group Corp.	92,000	6,978,450

		16,191,592

		344,176,872

JERSEY 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.	10,678	939,305

JORDAN 0.0%†
Pharmaceuticals 0.0%†
Hikma Pharmaceuticals plc	17,244	432,673

LUXEMBOURG 0.3%
Energy Equipment & Services 0.1%
Tenaris SA	53,816	840,709

Life Sciences Tools & Services 0.0%†
Eurofins Scientific SE	1,216	598,913

Media 0.1%
RTL Group SA	4,240	328,621
SES SA	41,516	907,399

		1,236,020

Metals & Mining 0.1%
ArcelorMittal*	209,630	1,647,345

Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	5,833	319,603

		4,642,590

MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
MGM China Holdings Ltd.	94,000	213,830
Wynn Macau Ltd.*	170,800	374,402

		588,232

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo plc	26,764	503,221

NETHERLANDS 4.2%
Banks 0.5%
ABN AMRO Group NV, CVA (d)	32,138	843,726
ING Groep NV	432,246	7,045,412

		7,889,138

Beverages 0.2%
Heineken Holding NV	10,924	915,479
Heineken NV (a)	25,422	2,267,472

		3,182,951

Common Stocks (continued)

	Shares	Market Value

NETHERLANDS (continued)
Chemicals 0.3%
Akzo Nobel NV (a)	28,219	$2,468,095
Koninklijke DSM NV	20,676	1,479,538

		3,947,633

Construction & Engineering 0.0%†
BOSKALIS WESTMINSTER	10,418	383,204

Diversified Financial Services 0.1%
EXOR NV	12,359	693,726

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV (a)	389,327	1,125,553

Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize NV	142,563	2,953,231

Industrial Conglomerates 0.2%
Koninklijke Philips NV	105,809	3,653,848

Insurance 0.1%
Aegon NV	190,892	974,286
NN Group NV	36,352	1,205,241

		2,179,527

Media 0.1%
Altice NV, Class A*	42,115	1,046,399
Altice NV, Class B*	10,271	255,464

		1,301,863

Oil, Gas & Consumable Fuels 1.6%
Koninklijke Vopak NV	8,337	376,234
Royal Dutch Shell plc, Class A	487,475	12,658,972
Royal Dutch Shell plc, Class B	417,884	11,118,630

		24,153,836

Professional Services 0.2%
Randstad Holding NV	12,993	774,617
Wolters Kluwer NV	34,406	1,459,990

		2,234,607

Semiconductors & Semiconductor Equipment 0.6%
ASML Holding NV	41,977	5,550,589
NXP Semiconductors NV*	32,802	3,468,812

		9,019,401

Software 0.0%†
Gemalto NV	8,760	490,442

		63,208,960

NEW ZEALAND 0.2%
Construction Materials 0.0%†
Fletcher Building Ltd.	83,677	491,047

Diversified Telecommunication Services 0.1%
Spark New Zealand Ltd.	199,005	504,326

Electric Utilities 0.0%†
Contact Energy Ltd.	79,256	283,512
Mercury NZ Ltd.	68,910	152,113

		435,625

57

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

NEW ZEALAND (continued)
Health Care Providers & Services 0.0%†
Ryman Healthcare Ltd.	32,750	$193,976

Independent Power and Renewable Electricity Producers 0.0%†
Meridian Energy Ltd.	143,934	273,592

Transportation Infrastructure 0.1%
Auckland International Airport Ltd.	108,564	514,442

		2,413,008

NORWAY 0.6%
Banks 0.1%
DNB ASA (a)	106,815	1,666,989

Chemicals 0.1%
Yara International ASA	20,239	752,587

Diversified Telecommunication Services 0.1%
Telenor ASA	85,557	1,382,055

Food Products 0.1%
Marine Harvest ASA*	43,600	725,422
Orkla ASA	92,898	842,853

		1,568,275

Insurance 0.0%†
Gjensidige Forsikring ASA	23,152	355,676

Media 0.0%†
Schibsted ASA, Class A	8,230	204,552
Schibsted ASA, Class B	10,371	232,277

		436,829

Metals & Mining 0.1%
Norsk Hydro ASA	153,266	873,409

Oil, Gas & Consumable Fuels 0.1%
Statoil ASA	123,653	2,036,428

		9,072,248

PORTUGAL 0.2%
Electric Utilities 0.1%
EDP — Energias de Portugal SA	263,921	870,998

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	28,930	530,894

Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA	57,126	887,795

		2,289,687

SINGAPORE 1.3%
Aerospace & Defense 0.1%
Singapore Technologies Engineering Ltd.	191,400	519,212

Airlines 0.0%†
Singapore Airlines Ltd.	63,113	462,351

Banks 0.5%
DBS Group Holdings Ltd.	202,050	2,790,392
Oversea-Chinese Banking Corp. Ltd.	358,489	2,510,749

Common Stocks (continued)

	Shares	Market Value

SINGAPORE (continued)
Banks (continued)
United Overseas Bank Ltd. (a)	147,662	$2,299,056

		7,600,197

Capital Markets 0.0%†
Singapore Exchange Ltd.	91,600	485,380

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	11,026	373,126

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	908,503	2,432,318

Equity Real Estate Investment Trusts (REITs) 0.1%
Ascendas REIT	273,675	501,592
CapitaLand Commercial Trust	219,800	255,451
CapitaLand Mall Trust	267,800	377,624
Suntec REIT	203,400	257,576

		1,392,243

Food Products 0.1%
Golden Agri-Resources Ltd.	920,771	236,876
Wilmar International Ltd.	201,758	512,480

		749,356

Hotels, Restaurants & Leisure 0.0%†
Genting Singapore plc	640,217	510,087

Industrial Conglomerates 0.1%
Keppel Corp. Ltd.	165,700	770,425
Sembcorp Industries Ltd.	103,843	224,998

		995,423

Media 0.0%†
Singapore Press Holdings Ltd. (a)	170,700	423,620

Real Estate Management & Development 0.2%
CapitaLand Ltd.*	292,245	785,246
City Developments Ltd.	44,899	346,474
Global Logistic Properties Ltd.	293,100	603,841
UOL Group Ltd.	52,313	270,953

		2,006,514

Road & Rail 0.0%†
ComfortDelGro Corp. Ltd.	235,920	462,265

Transportation Infrastructure 0.0%†
SATS Ltd.	74,500	271,664

Wireless Telecommunication Services 0.0%†
StarHub Ltd. (a)	87,181	173,845

		18,857,601

SOUTH AFRICA 0.1%
Capital Markets 0.0%†
Investec plc	66,477	492,494

Health Care Providers & Services 0.0%†
Mediclinic International plc	38,674	411,155

58

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SOUTH AFRICA (continued)
Paper & Forest Products 0.1%
Mondi plc	41,853	$1,082,798

		1,986,447

SPAIN 3.4%
Banks 1.4%
Banco Bilbao Vizcaya Argentaria SA	743,816	5,959,172
Banco de Sabadell SA	599,040	1,152,197
Banco Popular Espanol SA* (a)	404,498	283,040
Banco Santander SA (a)	1,634,882	10,654,410
Bankia SA	508,623	617,554
Bankinter SA	74,757	658,083
CaixaBank SA	398,757	1,810,533

		21,134,989

Biotechnology 0.1%
Grifols SA	33,995	912,451

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	21,833	808,925
Ferrovial SA	56,009	1,191,457

		2,000,382

Diversified Telecommunication Services 0.4%
Telefonica SA	508,360	5,622,438

Electric Utilities 0.4%
Endesa SA	36,199	852,601
Iberdrola SA	619,662	4,454,606
Red Electrica Corp. SA	48,397	943,216

		6,250,423

Food & Staples Retailing 0.0%†
Distribuidora Internacional de Alimentacion SA	73,668	438,016

Gas Utilities 0.1%
Gas Natural SDG SA	39,916	902,003

Insurance 0.0%†
Mapfre SA	94,342	329,071

IT Services 0.2%
Amadeus IT Group SA	48,556	2,620,532

Machinery 0.0%†
Zardoya Otis SA	17,990	166,485

Oil, Gas & Consumable Fuels 0.2%
Enagas SA	26,201	688,497
Repsol SA	128,571	2,029,280

		2,717,777

Specialty Retail 0.3%
Industria de Diseno Textil SA (a)	121,871	4,670,242

Transportation Infrastructure 0.2%
Abertis Infraestructuras SA	73,365	1,289,729

Common Stocks (continued)

	Shares	Market Value

SPAIN (continued)
Transportation Infrastructure (continued)
Aena SA (a)(d)	7,693	$1,356,372

		2,646,101

		50,410,910

SWEDEN 2.9%
Banks 0.7%
Nordea Bank AB	339,794	4,179,066
Skandinaviska Enskilda Banken AB, Class A	173,114	1,993,466
Svenska Handelsbanken AB, Class A	168,063	2,384,468
Swedbank AB, Class A	100,024	2,370,572

		10,927,572

Building Products 0.2%
Assa Abloy AB, Class B (a)	114,227	2,472,429

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	33,671	556,528

Communications Equipment 0.2%
Telefonaktiebolaget LM Ericsson, Class B	349,804	2,272,618

Construction & Engineering 0.1%
Skanska AB, Class B	38,754	926,284

Diversified Financial Services 0.3%
Industrivarden AB, Class C	18,168	422,494
Investor AB, Class B	51,909	2,371,792
Kinnevik AB, Class B (a)	27,964	746,243
L E Lundbergforetagen AB, Class B	4,331	313,589

		3,854,118

Diversified Telecommunication Services 0.1%
Telia Co. AB	296,087	1,205,471

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	29,462	1,282,211

Food & Staples Retailing 0.0%†
ICA Gruppen AB (a)	7,862	268,300

Health Care Equipment & Supplies 0.0%†
Getinge AB, Class B	19,765	386,071

Household Durables 0.1%
Electrolux AB Series B	27,378	812,499
Husqvarna AB, Class B	36,924	367,060

		1,179,559

Household Products 0.1%
Svenska Cellulosa AB SCA, Class B	67,036	2,219,381

Machinery 0.7%
Alfa Laval AB (a)	33,462	685,693
Atlas Copco AB, Class A	74,440	2,780,712
Atlas Copco AB, Class B	44,471	1,477,776
Sandvik AB (a)	119,708	1,919,169
SKF AB, Class B	45,369	995,631
Volvo AB, Class B	175,710	2,869,497

		10,728,478

59

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SWEDEN (continued)
Metals & Mining 0.1%
Boliden AB	31,171	$890,503

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB*	18,694	356,471

Specialty Retail 0.2%
Hennes & Mauritz AB, Class B	105,325	2,607,901

Tobacco 0.0%†
Swedish Match AB	21,511	709,358

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	44,534	448,176

		43,291,429

SWITZERLAND 9.3%
Beverages 0.0%†
Coca-Cola HBC AG*	20,639	572,589

Biotechnology 0.2%
Actelion Ltd., Class N*	11,053	3,129,832

Building Products 0.1%
Geberit AG (Registered) REG	4,051	1,845,262

Capital Markets 0.8%
Credit Suisse Group AG (Registered) REG*	221,407	3,376,670
Julius Baer Group Ltd.*	23,996	1,251,312
Partners Group Holding AG (a)	1,973	1,192,692
UBS Group AG (Registered) REG	407,534	6,956,948

		12,777,622

Chemicals 0.6%
EMS-Chemie Holding AG (Registered) REG	883	553,299
Givaudan SA (Registered) REG (a)	1,052	2,026,901
Sika AG	245	1,563,680
Syngenta AG (Registered) REG*	10,384	4,825,794

		8,969,674

Construction Materials 0.2%
LafargeHolcim Ltd. (Registered) REG*	50,633	2,871,318

Diversified Financial Services 0.0%†
Pargesa Holding SA	3,518	263,036

Diversified Telecommunication Services 0.1%
Swisscom AG (Registered) REG	2,827	1,232,805

Electrical Equipment 0.3%
ABB Ltd. (Registered) REG	208,096	5,099,240

Food Products 1.9%
Aryzta AG*	8,600	279,207
Barry Callebaut AG (Registered) REG*	237	325,483
Chocoladefabriken Lindt & Spruengli AG	115	646,823
Chocoladefabriken Lindt & Spruengli AG (Registered) REG	12	797,780
Nestle SA (Registered) REG	347,701	26,780,110

		28,829,403

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)
Health Care Equipment & Supplies 0.1%
Sonova Holding AG (Registered) REG	5,815	$859,861

Insurance 0.7%
Baloise Holding AG (Registered) REG	5,698	835,529
Swiss Life Holding AG (Registered) REG*	3,656	1,189,802
Swiss Re AG	36,119	3,141,608
Zurich Insurance Group AG	16,898	4,676,326

		9,843,265

Life Sciences Tools & Services 0.1%
Lonza Group AG (Registered) REG*	6,199	1,268,378

Machinery 0.1%
Schindler Holding AG	4,640	948,142
Schindler Holding AG (Registered) REG	2,152	427,475

		1,375,617

Marine 0.1%
Kuehne + Nagel International AG (Registered) REG	6,154	930,703

Metals & Mining 0.4%
Glencore plc*	1,376,998	5,411,801

Pharmaceuticals 2.7%
Galenica AG (Registered) REG	432	469,402
Novartis AG (Registered) REG	249,484	19,206,544
Roche Holding AG	78,493	20,538,831

		40,214,777

Professional Services 0.2%
Adecco Group AG (Registered) REG	18,531	1,376,887
SGS SA (Registered) REG	624	1,405,129

		2,782,016

Real Estate Management & Development 0.0%†
Swiss Prime Site AG REG*	8,147	706,293

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	72,640	1,166,139

Specialty Retail 0.1%
Dufry AG (Registered) REG*	5,219	855,169

Textiles, Apparel & Luxury Goods 0.4%
Cie Financiere Richemont SA (Registered) REG	58,543	4,891,766
Swatch Group AG (The)	3,515	1,406,242
Swatch Group AG (The) (Registered) REG	5,655	438,709

		6,736,717

Trading Companies & Distributors 0.1%
Wolseley plc	28,763	1,828,094

		139,569,611

60

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM 15.7%
Aerospace & Defense 0.4%
BAE Systems plc	352,748	$2,865,011
Cobham plc	177,699	304,901
Meggitt plc	77,716	465,408
Rolls-Royce Holdings plc*	202,634	2,129,990
Rolls-Royce Holdings plc* (b)	14,387,014	18,634

		5,783,944

Air Freight & Logistics 0.0%†
Royal Mail plc	96,681	504,153

Airlines 0.1%
easyJet plc	14,204	214,854
International Consolidated Airlines Group SA	96,664	700,520

		915,374

Auto Components 0.1%
GKN plc	185,988	864,335

Automobiles 0.1%
Fiat Chrysler Automobiles NV*	102,830	1,167,996

Banks 2.3%
Barclays plc	1,901,844	5,208,024
HSBC Holdings plc	2,211,795	18,239,179
Lloyds Banking Group plc	7,143,970	6,419,049
Royal Bank of Scotland Group plc*	401,915	1,379,849
Standard Chartered plc*	366,479	3,424,894

		34,670,995

Beverages 0.6%
Coca-Cola European Partners plc	24,736	936,029
Diageo plc	281,744	8,200,777

		9,136,806

Capital Markets 0.3%
3i Group plc	110,858	1,139,292
Aberdeen Asset Management plc	105,137	379,892
Hargreaves Lansdown plc	28,826	514,630
London Stock Exchange Group plc	34,164	1,496,947
Schroders plc	15,455	638,203

		4,168,964

Chemicals 0.1%
Croda International plc	14,958	729,102
Johnson Matthey plc	22,056	850,776

		1,579,878

Commercial Services & Supplies 0.1%
Babcock International Group plc	27,134	316,085
G4S plc	168,356	664,759

		980,844

Consumer Finance 0.0%†
Provident Financial plc	16,167	671,049

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Diversified Telecommunication Services 0.3%
BT Group plc	943,118	$3,720,555
Inmarsat plc	47,566	503,053

		4,223,608

Electric Utilities 0.1%
SSE plc	114,836	2,068,698

Energy Equipment & Services 0.0%†
Petrofac Ltd.	29,048	306,138

Equity Real Estate Investment Trusts (REITs) 0.3%
British Land Co. plc (The)	111,472	947,864
Hammerson plc	87,090	662,614
Intu Properties plc	96,250	343,767
Land Securities Group plc	90,110	1,290,527
Segro plc	110,589	695,599

		3,940,371

Food & Staples Retailing 0.2%
J Sainsbury plc	193,618	690,337
Tesco plc*	931,577	2,210,833
Wm Morrison Supermarkets plc	252,829	785,389

		3,686,559

Food Products 0.1%
Associated British Foods plc	40,600	1,478,208
Tate & Lyle plc	53,182	521,542

		1,999,750

Health Care Equipment & Supplies 0.1%
Smith & Nephew plc	96,852	1,591,200

Hotels, Restaurants & Leisure 0.5%
Compass Group plc	183,333	3,701,642
InterContinental Hotels Group plc	21,385	1,133,451
Merlin Entertainments plc(d)	80,885	529,416
Whitbread plc	20,878	1,090,815
William Hill plc	98,393	373,839

		6,829,163

Household Durables 0.2%
Barratt Developments plc	114,386	858,308
Berkeley Group Holdings plc	13,549	571,463
Persimmon plc	35,135	1,060,133
Taylor Wimpey plc	357,738	926,645

		3,416,549

Household Products 0.4%
Reckitt Benckiser Group plc	70,153	6,463,725

Industrial Conglomerates 0.1%
DCC plc	9,578	884,395
Smiths Group plc	45,033	957,332

		1,841,727

Insurance 1.1%
Admiral Group plc	23,535	612,868

61

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Insurance (continued)
Aviva plc	451,343	$3,069,320
Direct Line Insurance Group plc	147,463	666,369
Legal & General Group plc	655,716	2,089,817
Old Mutual plc	561,806	1,411,025
Prudential plc	287,035	6,370,415
RSA Insurance Group plc	116,020	895,085
St James’s Place plc	59,557	885,217
Standard Life plc	225,134	1,059,634

		17,059,750

Internet Software & Services 0.0%†
Auto Trader Group plc (d)	119,108	618,631

IT Services 0.1%
Worldpay Group plc (d)	205,137	796,662

Machinery 0.2%
CNH Industrial NV	116,371	1,283,289
IMI plc	31,128	515,534
Weir Group plc (The)	24,398	628,622

		2,427,445

Media 0.4%
ITV plc	412,880	1,122,880
Pearson plc	93,691	772,828
Sky plc	117,545	1,510,019
WPP plc	142,897	3,059,928

		6,465,655

Metals & Mining 0.7%
Anglo American plc*	155,143	2,221,254
Rio Tinto Ltd.	46,758	2,116,814
Rio Tinto plc	137,382	5,419,751

		9,757,819

Multiline Retail 0.1%
Marks & Spencer Group plc	181,322	860,582
Next plc	15,949	889,055

		1,749,637

Multi-Utilities 0.5%
Centrica plc	623,084	1,596,623
National Grid plc	417,410	5,404,735

		7,001,358

Oil, Gas & Consumable Fuels 0.8%
BP plc	2,114,050	12,102,123

Personal Products 1.1%
Unilever NV, CVA	182,588	9,564,962
Unilever plc	143,369	7,376,096

		16,941,058

Pharmaceuticals 1.3%
AstraZeneca plc	141,335	8,464,473
GlaxoSmithKline plc	543,536	10,940,220

		19,404,693

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Professional Services 0.6%
Capita plc	73,787	$531,837
Experian plc	105,551	2,270,694
Intertek Group plc	18,391	967,942
RELX NV (a)	109,559	2,117,092
RELX plc	120,439	2,441,868

		8,329,433

Software 0.1%
Sage Group plc (The)	123,025	1,067,870

Specialty Retail 0.1%
Dixons Carphone plc	101,199	439,610
Kingfisher plc	256,429	1,134,427

		1,574,037

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc	47,237	987,172

Tobacco 1.3%
British American Tobacco plc	208,294	14,073,044
Imperial Brands plc	107,732	5,275,997

		19,349,041

Trading Companies & Distributors 0.2%
Ashtead Group plc	54,169	1,142,746
Bunzl plc	38,239	1,192,067
Travis Perkins plc	27,253	568,387

		2,903,200

Water Utilities 0.1%
Severn Trent plc	25,630	771,538
United Utilities Group plc	77,711	979,332

		1,750,870

Wireless Telecommunication Services 0.5%
Vodafone Group plc	2,973,555	7,658,814

		234,757,094

UNITED STATES 0.6%
Biotechnology 0.4%
Shire plc	101,348	5,975,355

Hotels, Restaurants & Leisure 0.1%
Carnival plc	21,703	1,337,609

Life Sciences Tools & Services 0.0%†
QIAGEN NV*	24,396	730,836

Pharmaceuticals 0.0%†
Taro Pharmaceutical Industries Ltd.* (a)	1,531	178,897

Software 0.1%
Mobileye NV*	19,653	1,216,914

		9,439,611

Total Common Stocks (cost $1,247,446,259)		1,489,629,239

62

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Rights 0.0%†

	Number of Rights	Market Value

AUSTRALIA 0.0%†
Diversified Telecommunication Services 0.0%†
TPG Telecom Ltd., expiring at an exercise price of $1.00 on 5/12/2017* (b)	2,882	$1,403

UNITED KINGDOM 0.0%†
Aerospace & Defense 0.0%†
Cobham plc, expiring at an exercise price of $75.00 on 5/4/2017*	71,079	52,475

Total Rights (cost $76,884)		53,878

Investment Company 0.3%

	Shares

Money Market Fund 0.3%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 0.65% (e)(f)	5,086,450	5,086,450

Total Investment Company (cost $5,086,450)		5,086,450

Repurchase Agreement 3.9%

	Principal Amount

Repurchase Agreement 3.9%
Royal Bank of Canada, 0.77%, Dated 04/28/17, due 05/01/17, repurchase price $58,625,157, collateralized by U.S. Treasury notes, ranging from 1.13% - 1.50%, maturing 05/31/20 -02/28/21; total market value $59,817,820. (f)(g)	$58,621,396	58,621,396

Total Repurchase Agreement (cost $58,621,396)		58,621,396

Total Investments (cost $1,311,230,989) (h) — 103.9%		1,553,390,963

Liabilities in excess of other assets — (3.9)%		(58,031,732)

NET ASSETS — 100.0%		$1,495,359,231

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $60,486,349, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $5,086,450 and $58,621,396 respectively.

(b)	Fair valued security.

(c)	Illiquid security.

(d)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2017 was $7,731,769 which represents 0.52% of net assets.

(e)	Represents 7-day effective yield as of April 30, 2017.

(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2017 was $63,707,846.

(g)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(h)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

Abp	Public Company

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

ASA	Stock Corporation

BM	Limited Liability

CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA	Dutch Certificate

KGaA	Limited Partnership with shares

KK	Joint Stock Company

Ltd.	Limited

NV	Public Traded Company

OYJ	Public Traded Company

plc	Public Limited Company

63

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide International Index Fund (Continued)

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REG	Registered Shares

REIT	Real Estate Investment Trust
SA	Stock Company

SCA	Limited partnership with share capital

SDR	Swedish Depository Receipts

SE	European Public Limited Liability Company

SGPS	Holding Enterprise

SpA	Limited Share Company

At April 30, 2017, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
114	EURO STOXX 50 Index	06/16/17	$4,356,241	$145,985
31	FTSE 100 Index	06/16/17	2,876,834	31,529
33	SGX Nikkei 225 Index	06/08/17	2,839,672	82,978
14	SPI 200 Index	06/15/17	1,549,679	23,219

			$11,622,426	$283,711

SGX	Singapore Exchange

At April 30, 2017 the fund had $649,110 segregated in foreign currency as collateral with the broker for open futures contract.

The accompanying notes are an integral part of these financial statements.

64

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide International Index Fund
Assets:
Investments, at value* (cost $1,252,609,593)	$1,494,769,567
Repurchase agreement, at value (cost $58,621,396)	58,621,396

Total Investments, at value (total cost $1,311,230,989)	1,553,390,963

Cash	476,302
Deposits with broker for futures contracts	649,110
Foreign currencies, at value (cost $5,107,271)	5,103,654
Interest and dividends receivable	5,589,785
Security lending income receivable	127,775
Receivable for investments sold	211
Receivable for capital shares issued	156,435
Reclaims receivable	2,232,706
Prepaid expenses	65,358

Total Assets	1,567,792,299

Liabilities:
Payable for capital shares redeemed	8,122,430
Payable for variation margin on futures contracts	3,570
Payable upon return of securities loaned (Note 2)	63,707,846
Accrued expenses and other payables:
Investment advisory fees	297,611
Fund administration fees	60,479
Distribution fees	37,471
Administrative servicing fees	30,840
Accounting and transfer agent fees	21,036
Trustee fees	5,500
Custodian fees	10,614
Compliance program costs (Note 3)	896
Professional fees	56,103
Printing fees	7,700
Other	70,972

Total Liabilities	72,433,068

Net Assets	$1,495,359,231

Represented by:
Capital	$1,324,630,121
Accumulated undistributed net investment income	7,150,888
Accumulated net realized losses from investments, futures, and foreign currency transactions	(78,863,028)
Net unrealized appreciation/(depreciation) from investments	242,159,974
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	283,711
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(2,435)

Net Assets	$1,495,359,231

*	Includes value of securities on loan of $60,486,349 (Note 2).

65

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide International Index Fund
Net Assets:
Class A Shares	$162,671,343
Class C Shares	4,745,027
Class R Shares	2,447,959
Class R6 Shares	1,325,483,703
Institutional Service Class Shares	11,199

Total	$1,495,359,231

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	20,383,532
Class C Shares	631,386
Class R Shares	306,771
Class R6 Shares	165,037,954
Institutional Service Class Shares	1,395

Total	186,361,038

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$7.98
Class C Shares (b)	$7.52
Class R Shares	$7.98
Class R6 Shares	$8.03
Institutional Service Class Shares	$8.03
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$8.47

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

66

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide International Index Fund
INVESTMENT INCOME:
Dividend income	$23,820,122
Income from securities lending (Note 2)	424,805
Interest income	7,679
Foreign tax withholding	(1,951,972)

Total Income	22,300,634

EXPENSES:
Investment advisory fees	1,926,452
Fund administration fees	239,704
Distribution fees Class A	191,453
Distribution fees Class C	25,050
Distribution fees Class R	5,923
Administrative servicing fees Class A	114,873
Administrative servicing fees Class C	2,004
Administrative servicing fees Class R	2,053
Administrative servicing fees Institutional Service Class (a)	6
Registration and filing fees	30,054
Professional fees	78,770
Printing fees	9,736
Trustee fees	23,253
Custodian fees	36,084
Accounting and transfer agent fees	49,815
Compliance program costs (Note 3)	3,594
Other	85,906

Total Expenses	2,824,730

NET INVESTMENT INCOME	19,475,904

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	28,335,296
Net realized gains from futures transactions (Note 2)	1,816,433
Net realized losses from foreign currency transactions (Note 2)	(896,317)

Net realized gains from investments, futures, and foreign currency transactions	29,255,412

Net change in unrealized appreciation/(depreciation) from investments	122,514,123
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	179,848
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	191,673

Net change in unrealized appreciation/(depreciation) from investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies	122,885,644

Net realized/unrealized gains from investments, futures, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	152,141,056

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$171,616,960

(a)	For the period from December 7, 2016 (commencement of operations) through April 30, 2017.

The accompanying notes are an integral part of these financial statements.

67

Statements of Changes in Net Assets

	Nationwide International Index Fund
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
Operations:
Net investment income	$19,475,904		$50,407,502
Net realized gains/(losses) from investments, futures, and foreign currency transactions	29,255,412		(1,301,926)
Net change in unrealized appreciation/(depreciation) from investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies	122,885,644		(87,902,023)

Change in net assets resulting from operations	171,616,960		(38,796,447)

Distributions to Shareholders From:
Net investment income:
Class A	(1,404,911)		(4,063,519)
Class C	(44,778)		(128,432)
Class R	(25,866)		(75,803)
Class R6 (a)	(15,963,552)		(45,873,118)
Institutional Service Class	(102	)(b)	–
Net realized gains:
Class A	(319,355)		(1,486,305)
Class C	(12,326)		(54,295)
Class R	(6,344)		(28,670)
Class R6 (a)	(3,269,669)		(13,864,826)
Institutional Service Class	(21	)(b)	–

Change in net assets from shareholder distributions	(21,046,924)		(65,574,968)

Change in net assets from capital transactions	(397,442,192)		85,775,600

Change in net assets	(246,872,156)		(18,595,815)

Net Assets:
Beginning of period	1,742,231,387		1,760,827,202

End of period	$1,495,359,231		$1,742,231,387

Accumulated undistributed net investment income at end of period	$7,150,888		$5,114,193

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$10,373,230		$21,116,829
Dividends reinvested	1,606,059		5,247,629
Cost of shares redeemed	(19,188,574)		(31,393,996)

Total Class A Shares	(7,209,285)		(5,029,538)

Class C Shares
Proceeds from shares issued	221,896		1,950,223
Dividends reinvested	47,402		143,360
Cost of shares redeemed	(1,699,594)		(1,552,906)

Total Class C Shares	(1,430,296)		540,677

68

Statements of Changes in Net Assets (Continued)

	Nationwide International Index Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Class R Shares
Proceeds from shares issued	$1,530,745	$1,113,515
Dividends reinvested	31,061	103,526
Cost of shares redeemed	(2,353,039)	(1,401,763)

Total Class R Shares	(791,233)	(184,722)

Class R6 Shares (a)
Proceeds from shares issued	54,906,035	186,029,351
Dividends reinvested	19,233,221	59,737,944
Cost of shares redeemed	(462,160,757)	(155,318,112)

Total Class R6 Shares	(388,021,501)	90,449,183

Institutional Service Class Shares
Proceeds from shares issued	10,000 (b)	–
Dividends reinvested	123 (b)	–
Cost of shares redeemed	– (b)	–

Total Institutional Service Class Shares	10,123 (b)	–

Change in net assets from capital transactions	$(397,442,192)	$85,775,600

SHARE TRANSACTIONS:
Class A Shares
Issued	1,388,551	2,928,978
Reinvested	223,062	725,388
Redeemed	(2,588,779)	(4,325,156)

Total Class A Shares	(977,166)	(670,790)

Class C Shares
Issued	31,661	280,990
Reinvested	6,983	20,999
Redeemed	(244,721)	(226,850)

Total Class C Shares	(206,077)	75,139

Class R Shares
Issued	202,853	156,316
Reinvested	4,314	14,312
Redeemed	(316,699)	(195,646)

Total Class R Shares	(109,532)	(25,018)

Class R6 Shares (a)
Issued	7,446,558	26,504,243
Reinvested	2,660,196	8,218,535
Redeemed	(61,731,756)	(21,087,821)

Total Class R6 Shares	(51,625,002)	13,634,957

69

Statements of Changes in Net Assets (Continued)

	Nationwide International Index Fund
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
SHARE TRANSACTIONS: (continued)
Institutional Service Class Shares
Issued	1,378	(b)	–
Reinvested	17	(b)	–
Redeemed	–	(b)	–

Total Institutional Service Class Shares	1,395	(b)	–

Total change in shares	(52,916,382)		13,014,288

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(b)	For the period from December 7, 2016 (commencement of operations) through April 30, 2017.

The accompanying notes are an integral part of these financial statements.

70

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide International Index Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$7.25	0.08	0.74	0.82	(0.07)	(0.02)	(0.09)	$7.98	11.34%		$162,671,343	0.71%	2.21%	0.71%	3.13%
Year Ended October 31, 2016	$7.75	0.18	(0.42)	(0.24)	(0.19)	(0.07)	(0.26)	$7.25	(3.13%	)	$154,817,735	0.72%	2.55%	0.72%	6.09%
Year Ended October 31, 2015	$8.14	0.20	(0.34)	(0.14)	(0.22)	(0.03)	(0.25)	$7.75	(1.78%	)	$170,696,771	0.70%	2.50%	0.70%	6.69%
Year Ended October 31, 2014	$8.41	0.25	(0.27)	(0.02)	(0.25)	–	(0.25)	$8.14	(0.35%	)	$197,704,418	0.70%	2.92%	0.70%	5.68%
Year Ended October 31, 2013	$6.87	0.18	1.58	1.76	(0.22)	–	(0.22)	$8.41	26.05%		$198,132,384	0.70%	2.44%	0.70%	3.72%
Year Ended October 31, 2012	$6.69	0.18	0.16	0.34	(0.16)	–	(0.16)	$6.87	5.34%		$174,590,865	0.75%	2.70%	0.76%	26.78%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$6.84	0.05	0.71	0.76	(0.06)	(0.02)	(0.08)	$7.52	11.10%		$4,745,027	1.39%	1.42%	1.39%	3.13%
Year Ended October 31, 2016	$7.34	0.13	(0.41)	(0.28)	(0.15)	(0.07)	(0.22)	$6.84	(3.83%	)	$5,729,070	1.39%	1.92%	1.39%	6.09%
Year Ended October 31, 2015	$7.73	0.15	(0.33)	(0.18)	(0.18)	(0.03)	(0.21)	$7.34	(2.41%	)	$5,592,927	1.38%	1.98%	1.38%	6.69%
Year Ended October 31, 2014	$8.01	0.15	(0.23)	(0.08)	(0.20)	–	(0.20)	$7.73	(1.04%	)	$2,174,848	1.38%	1.92%	1.38%	5.68%
Year Ended October 31, 2013	$6.56	0.12	1.51	1.63	(0.18)	–	(0.18)	$8.01	25.27%		$790,140	1.32%	1.69%	1.32%	3.72%
Year Ended October 31, 2012	$6.39	0.14	0.15	0.29	(0.12)	–	(0.12)	$6.56	4.76%		$404,593	1.34%	2.29%	1.35%	26.78%

Class R Shares (g)
Six Months Ended April 30, 2017 (Unaudited)	$7.25	0.06	0.75	0.81	(0.06)	(0.02)	(0.08)	$7.98	11.26%		$2,447,959	0.98%	1.61%	0.98%	3.13%
Year Ended October 31, 2016	$7.75	0.16	(0.42)	(0.26)	(0.17)	(0.07)	(0.24)	$7.25	(3.37%	)	$3,019,089	1.00%	2.27%	1.00%	6.09%
Year Ended October 31, 2015	$8.15	0.19	(0.36)	(0.17)	(0.20)	(0.03)	(0.23)	$7.75	(2.11%	)	$3,422,400	0.95%	2.33%	0.95%	6.69%
Year Ended October 31, 2014	$8.42	0.24	(0.27)	(0.03)	(0.24)	–	(0.24)	$8.15	(0.42%	)	$1,115,530	0.80%	2.80%	0.80%	5.68%
Year Ended October 31, 2013	$6.89	0.17	1.57	1.74	(0.21)	–	(0.21)	$8.42	25.71%		$743,297	0.82%	2.27%	0.82%	3.72%
Year Ended October 31, 2012	$6.68	0.17	0.18	0.35	(0.14)	–	(0.14)	$6.89	5.55%		$168,392	0.84%	2.65%	0.84%	26.78%

Class R6 Shares (h)
Six Months Ended April 30, 2017 (Unaudited)	$7.29	0.09	0.75	0.84	(0.08)	(0.02)	(0.10)	$8.03	11.53%		$1,325,483,703	0.31%	2.48%	0.31%	3.13%
Year Ended October 31, 2016	$7.79	0.22	(0.43)	(0.21)	(0.22)	(0.07)	(0.29)	$7.29	(2.71%	)	$1,578,665,493	0.31%	2.98%	0.31%	6.09%
Year Ended October 31, 2015	$8.18	0.23	(0.34)	(0.11)	(0.25)	(0.03)	(0.28)	$7.79	(1.36%	)	$1,581,115,104	0.30%	2.90%	0.30%	6.69%
Year Ended October 31, 2014	$8.45	0.28	(0.27)	0.01	(0.28)	–	(0.28)	$8.18	0.05%		$1,562,224,101	0.30%	3.31%	0.30%	5.68%
Year Ended October 31, 2013	$6.91	0.21	1.57	1.78	(0.24)	–	(0.24)	$8.45	26.37%		$1,557,694,326	0.32%	2.77%	0.32%	3.72%
Year Ended October 31, 2012	$6.72	0.22	0.16	0.38	(0.19)	–	(0.19)	$6.91	5.93%		$1,317,225,599	0.34%	3.28%	0.35%	26.78%

Institutional Service Class Shares
Period Ended April 30, 2017 (i) (Unaudited)	$7.26	0.08	0.78	0.86	(0.07)	(0.02)	(0.09)	$8.03	11.98%		$11,199	0.46%	2.67%	0.46%	3.13%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(i)	For the period from December 7, 2016 (commencement of operations) through April 30, 2017. Total return is calculated based on inception date of December 6, 2016 through April 30, 2017.

The accompanying notes are an integral part of these financial statements.

71

Fund Overview	Nationwide Mid Cap Market Index Fund

Asset Allocation†

Common Stocks	96.9%
Repurchase Agreement	2.7%
Investment Company	0.2%
Futures Contracts††	0.0%
Other assets in excess of liabilities	0.2%
100.0%

Top Industries†††

Equity Real Estate Investment Trusts (REITs)	9.2%
Banks	7.5%
Machinery	4.8%
Insurance	4.8%
Electronic Equipment, Instruments & Components	4.5%
Software	4.1%
Health Care Equipment & Supplies	3.9%
Chemicals	3.4%
IT Services	3.1%
Hotels, Restaurants & Leisure	2.7%
Other Industries*	52.0%
100.0%

Top Holdings†††

Align Technology, Inc.	0.6%
Everest Re Group Ltd.	0.6%
Duke Realty Corp.	0.6%
ResMed, Inc.	0.6%
CDK Global, Inc.	0.6%
ANSYS, Inc.	0.6%
Packaging Corp. of America	0.5%
Teleflex, Inc.	0.5%
Huntington Ingalls Industries, Inc.	0.5%
SVB Financial Group	0.5%
Other Holdings*	94.4%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2017.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

72

Shareholder Expense Example	Nationwide Mid Cap Market Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Mid Cap Market Index Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	1,153.00	3.63	0.68
	Hypothetical	(a)(b)	1,000.00	1,021.42	3.41	0.68
Class C Shares	Actual	(a)	1,000.00	1,149.60	7.25	1.36
	Hypothetical	(a)(b)	1,000.00	1,018.05	6.81	1.36
Class R Shares	Actual	(a)	1,000.00	1,151.40	5.12	0.96
	Hypothetical	(a)(b)	1,000.00	1,020.03	4.81	0.96
Class R6 Shares(c)	Actual	(a)	1,000.00	1,155.60	1.39	0.26
	Hypothetical	(a)(b)	1,000.00	1,023.51	1.30	0.26
Institutional Service Class Shares	Actual	(d)	1,000.00	1,049.60	1.71	0.42
	Hypothetical	(b)(e)	1,000.00	1,022.71	2.11	0.42

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

(d)	Actual expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from December 7, 2016 through April 30, 2017 to reflect the period from commencement of operations.

(e)	Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

73

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks 96.9%

	Shares	Market Value

Aerospace & Defense 1.7%
Curtiss-Wright Corp.	34,119	$3,188,762
Esterline Technologies Corp.*	22,748	2,080,304
Huntington Ingalls Industries, Inc.	35,270	7,085,390
KLX, Inc.*	40,234	1,903,068
Orbital ATK, Inc.	44,094	4,365,306
Teledyne Technologies, Inc.*	26,984	3,638,253

		22,261,083

Airlines 0.4%
JetBlue Airways Corp.*	258,248	5,637,554

Auto Components 0.6%
Cooper Tire & Rubber Co.	40,357	1,545,673
Dana, Inc.	110,350	2,142,997
Gentex Corp.	220,137	4,545,829

		8,234,499

Automobiles 0.3%
Thor Industries, Inc.	36,667	3,526,632

Banks 7.5%
Associated Banc-Corp.	116,319	2,896,343
BancorpSouth, Inc.	65,356	1,990,090
Bank of Hawaii Corp.	32,675	2,662,359
Bank of the Ozarks, Inc.	69,855	3,316,017
Cathay General Bancorp	57,348	2,182,091
Chemical Financial Corp.	54,455	2,583,890
Commerce Bancshares, Inc.	66,961	3,679,507
Cullen/Frost Bankers, Inc.	43,476	4,103,700
East West Bancorp, Inc.	110,466	5,994,990
First Horizon National Corp.	179,053	3,285,623
FNB Corp.	245,546	3,496,575
Fulton Financial Corp.	133,399	2,461,212
Hancock Holding Co.	64,562	3,015,045
International Bancshares Corp.	44,496	1,664,150
MB Financial, Inc.	54,530	2,318,070
PacWest Bancorp	91,848	4,536,373
PrivateBancorp, Inc.	61,319	3,542,399
Prosperity Bancshares, Inc.	53,236	3,577,459
Signature Bank*	41,134	5,695,002
SVB Financial Group*	40,082	7,052,027
Synovus Financial Corp.	93,710	3,917,078
TCF Financial Corp.	130,881	2,160,845
Texas Capital Bancshares, Inc.*	37,962	2,888,908
Trustmark Corp.	51,865	1,722,955
UMB Financial Corp.	33,586	2,434,649
Umpqua Holdings Corp.	168,835	2,983,315
United Bankshares, Inc.	80,021	3,192,838
Valley National Bancorp	202,162	2,377,425
Webster Financial Corp.	70,506	3,582,410
Wintrust Financial Corp.	40,135	2,843,966

		98,157,311

Common Stocks (continued)

	Shares	Market Value

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A* (a)	7,131	$1,029,360

Biotechnology 0.7%
Bioverativ, Inc.*	82,716	4,864,528
United Therapeutics Corp.*	34,451	4,330,491

		9,195,019

Building Products 0.8%
AO Smith Corp.	112,847	6,080,196
Lennox International, Inc.	29,641	4,902,325

		10,982,521

Capital Markets 2.7%
Eaton Vance Corp.	87,941	3,775,307
FactSet Research Systems, Inc.	30,317	4,949,554
Federated Investors, Inc., Class B	69,653	1,868,094
Janus Capital Group, Inc.	110,149	1,504,635
Legg Mason, Inc.	67,386	2,518,889
MarketAxess Holdings, Inc.	28,831	5,550,544
MSCI, Inc.	70,248	7,047,279
SEI Investments Co.	102,451	5,195,290
Stifel Financial Corp.*	52,216	2,551,796

		34,961,388

Chemicals 3.4%
Ashland Global Holdings, Inc.	47,673	5,887,615
Cabot Corp.	47,654	2,868,294
Chemours Co. (The)	140,338	5,654,218
Minerals Technologies, Inc.	26,847	2,112,859
NewMarket Corp.	7,084	3,334,439
Olin Corp.	126,735	4,071,996
PolyOne Corp.	63,067	2,472,857
RPM International, Inc.	102,350	5,379,516
Scotts Miracle-Gro Co. (The), Class A	33,931	3,277,735
Sensient Technologies Corp.	33,990	2,780,382
Valspar Corp. (The)	56,010	6,297,764

		44,137,675

Commercial Services & Supplies 1.5%
Clean Harbors, Inc.*	39,938	2,320,797
Copart, Inc.*	156,640	4,840,176
Deluxe Corp.	37,170	2,672,895
Herman Miller, Inc.	45,903	1,519,389
HNI Corp.	33,701	1,575,859
MSA Safety, Inc.	24,014	1,869,490
Pitney Bowes, Inc.	142,825	1,898,144
Rollins, Inc.	73,508	2,854,316

		19,551,066

Communications Equipment 1.5%
ARRIS International plc*	145,758	3,788,250
Brocade Communications Systems, Inc.	312,395	3,926,805

74

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Communications Equipment (continued)
Ciena Corp.*	108,226	$2,479,458
InterDigital, Inc.	26,287	2,363,201
NetScout Systems, Inc.*	70,330	2,647,924
Plantronics, Inc.	25,426	1,388,260
ViaSat, Inc.* (a)	40,596	2,599,362

		19,193,260

Construction & Engineering 1.2%
AECOM*	119,008	4,071,264
Dycom Industries, Inc.*	24,077	2,543,976
EMCOR Group, Inc.	45,713	3,005,173
Granite Construction, Inc.	30,362	1,600,381
KBR, Inc.	109,478	1,538,166
Valmont Industries, Inc.	17,256	2,628,951

		15,387,911

Construction Materials 0.3%
Eagle Materials, Inc.	37,093	3,559,815

Consumer Finance 0.3%
SLM Corp.*	328,791	4,123,039

Containers & Packaging 1.8%
AptarGroup, Inc.	47,759	3,835,048
Bemis Co., Inc.	70,838	3,182,751
Greif, Inc., Class A	19,781	1,159,562
Owens-Illinois, Inc.*	124,281	2,711,811
Packaging Corp. of America	72,184	7,130,336
Silgan Holdings, Inc.	28,684	1,738,824
Sonoco Products Co.	76,045	3,977,914

		23,736,246

Distributors 0.3%
Pool Corp.	31,535	3,772,217

Diversified Consumer Services 0.8%
DeVry Education Group, Inc.	43,848	1,659,647
Graham Holdings Co., Class B	3,565	2,145,061
Service Corp. International	144,227	4,646,994
Sotheby’s* (a)	35,315	1,672,518

		10,124,220

Diversified Telecommunication Services 0.1%
Frontier Communications Corp. (a)	898,850	1,689,838

Electric Utilities 1.8%
Great Plains Energy, Inc.	165,035	4,883,386
Hawaiian Electric Industries, Inc.	83,324	2,793,020
IDACORP, Inc.	38,616	3,263,824
OGE Energy Corp.	153,020	5,322,036
PNM Resources, Inc.	61,034	2,273,517
Westar Energy, Inc.	108,840	5,662,945

		24,198,728

Common Stocks (continued)

	Shares	Market Value

Electrical Equipment 0.8%
EnerSys	33,278	$2,765,735
Hubbell, Inc.	39,511	4,469,879
Regal Beloit Corp.	34,320	2,706,132

		9,941,746

Electronic Equipment, Instruments & Components 4.5%
Arrow Electronics, Inc.*	68,141	4,803,941
Avnet, Inc.	98,764	3,821,179
Belden, Inc.	32,322	2,252,843
Cognex Corp.	65,937	5,627,064
Coherent, Inc.*	18,814	4,056,298
IPG Photonics Corp.*	28,705	3,626,016
Jabil Circuit, Inc.	139,631	4,052,092
Keysight Technologies, Inc.*	140,080	5,243,194
Knowles Corp.*	67,959	1,204,913
Littelfuse, Inc.	17,342	2,673,269
National Instruments Corp.	81,385	2,841,150
SYNNEX Corp.	22,331	2,421,350
Tech Data Corp.*	26,501	2,534,821
Trimble, Inc.*	193,308	6,848,903
VeriFone Systems, Inc.*	85,494	1,585,059
Vishay Intertechnology, Inc.	102,634	1,678,066
Zebra Technologies Corp., Class A*	40,516	3,819,443

		59,089,601

Energy Equipment & Services 1.2%
Diamond Offshore Drilling, Inc.* (a)	49,947	720,236
Dril-Quip, Inc.*	28,969	1,493,352
Ensco plc, Class A	232,205	1,832,098
Nabors Industries Ltd.	218,642	2,260,758
Noble Corp. plc*	187,480	899,904
Oceaneering International, Inc.	75,146	1,983,103
Oil States International, Inc.*	39,364	1,171,079
Patterson-UTI Energy, Inc.	127,451	2,758,677
Rowan Cos. plc, Class A*	96,159	1,352,957
Superior Energy Services, Inc.*	117,104	1,414,616

		15,886,780

Equity Real Estate Investment Trusts (REITs) 9.1%
American Campus Communities, Inc.	102,131	4,839,988
Camden Property Trust	67,065	5,521,462
Care Capital Properties, Inc.	64,404	1,730,536
CoreCivic, Inc.	90,160	3,106,012
Corporate Office Properties Trust	75,606	2,475,340
Cousins Properties, Inc.	320,565	2,721,597
CyrusOne, Inc.	59,880	3,271,843
DCT Industrial Trust, Inc.	70,415	3,560,182
Douglas Emmett, Inc.	111,440	4,197,945
Duke Realty Corp.	272,440	7,554,761
Education Realty Trust, Inc.	56,055	2,173,252
EPR Properties	49,120	3,571,515
First Industrial Realty Trust, Inc.	89,859	2,528,632
GEO Group, Inc. (The)	94,073	3,134,496

75

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Equity Real Estate Investment Trusts (REITs) (continued)
Healthcare Realty Trust, Inc.	89,220	$2,926,416
Highwoods Properties, Inc.	77,901	3,963,603
Hospitality Properties Trust	125,868	4,006,378
Kilroy Realty Corp.	74,918	5,283,967
Lamar Advertising Co., Class A	63,462	4,573,706
LaSalle Hotel Properties	86,630	2,474,153
Liberty Property Trust	112,630	4,569,399
Life Storage, Inc.	35,620	2,792,252
Mack-Cali Realty Corp.	68,842	1,862,176
Medical Properties Trust, Inc.	274,479	3,587,441
National Retail Properties, Inc.	112,816	4,763,092
Omega Healthcare Investors, Inc.	150,751	4,974,783
Potlatch Corp.	31,068	1,399,613
Quality Care Properties, Inc.*	71,715	1,244,255
Rayonier, Inc.	94,211	2,658,634
Senior Housing Properties Trust	182,014	3,916,941
Tanger Factory Outlet Centers, Inc.	73,757	2,300,481
Taubman Centers, Inc.	46,369	2,900,381
Uniti Group, Inc.	119,073	3,269,745
Urban Edge Properties	70,317	1,793,084
Washington Prime Group, Inc.	142,013	1,249,714
Weingarten Realty Investors	90,284	2,958,607

		119,856,382

Food & Staples Retailing 0.5%
Casey’s General Stores, Inc.	30,021	3,364,453
Sprouts Farmers Market, Inc.*	100,080	2,232,785
United Natural Foods, Inc.*	38,759	1,609,661

		7,206,899

Food Products 2.4%
Dean Foods Co.	69,543	1,372,779
Flowers Foods, Inc.	140,861	2,762,284
Hain Celestial Group, Inc. (The)*	79,265	2,932,012
Ingredion, Inc.	55,008	6,811,091
Lamb Weston Holdings, Inc.	106,319	4,438,818
Lancaster Colony Corp.	14,923	1,878,806
Post Holdings, Inc.*	49,253	4,146,610
Snyder’s-Lance, Inc.	65,681	2,315,912
Tootsie Roll Industries, Inc. (a)	13,713	512,180
TreeHouse Foods, Inc.* (a)	43,521	3,812,440

		30,982,932

Gas Utilities 2.2%
Atmos Energy Corp.	80,589	6,529,321
National Fuel Gas Co.	65,383	3,620,910
New Jersey Resources Corp.	66,136	2,668,588
ONE Gas, Inc.	40,029	2,755,196
Southwest Gas Holdings, Inc.	36,432	3,051,544
UGI Corp.	132,505	6,646,451
WGL Holdings, Inc.	39,246	3,236,225

		28,508,235

Common Stocks (continued)

	Shares	Market Value

Health Care Equipment & Supplies 3.9%
ABIOMED, Inc.*	31,026	$4,043,308
Align Technology, Inc.*	57,820	7,783,728
Globus Medical, Inc., Class A*	55,114	1,671,608
Halyard Health, Inc.*	35,760	1,412,520
Hill-Rom Holdings, Inc.	45,570	3,446,915
LivaNova plc* (a)	33,224	1,750,905
Masimo Corp.*	34,383	3,532,510
NuVasive, Inc.*	38,771	2,811,285
ResMed, Inc.	108,542	7,379,771
STERIS plc (a)	65,078	4,802,756
Teleflex, Inc.	34,408	7,118,671
West Pharmaceutical Services, Inc.	56,134	5,166,012

		50,919,989

Health Care Providers & Services 2.1%
Acadia Healthcare Co., Inc.* (a)	58,293	2,540,409
HealthSouth Corp.	68,235	3,200,222
LifePoint Health, Inc.*	30,606	1,902,163
MEDNAX, Inc.*	71,868	4,337,952
Molina Healthcare, Inc.*	32,613	1,623,801
Owens & Minor, Inc.	46,769	1,620,546
Tenet Healthcare Corp.* (a)	61,184	958,753
VCA, Inc.*	62,246	5,699,866
WellCare Health Plans, Inc.*	33,946	5,207,656

		27,091,368

Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc.*	138,323	1,655,726

Hotels, Restaurants & Leisure 2.7%
Brinker International, Inc. (a)	37,046	1,637,063
Buffalo Wild Wings, Inc.*	13,598	2,142,365
Cheesecake Factory, Inc. (The)	34,009	2,182,017
Churchill Downs, Inc.	9,442	1,574,926
Cracker Barrel Old Country Store, Inc. (a)	18,423	2,951,180
Domino’s Pizza, Inc. (a)	36,818	6,678,417
Dunkin’ Brands Group, Inc.	70,445	3,935,058
International Speedway Corp., Class A	19,595	726,974
Jack in the Box, Inc.	24,118	2,459,312
Panera Bread Co., Class A*	16,295	5,095,121
Papa John’s International, Inc.	20,278	1,603,179
Texas Roadhouse, Inc.	49,317	2,311,981
Wendy’s Co. (The)	149,786	2,207,846

		35,505,439

Household Durables 1.6%
CalAtlantic Group, Inc.	55,259	2,001,481
Helen of Troy Ltd.*	20,728	1,948,432
KB Home	63,894	1,316,216
NVR, Inc.*	2,639	5,571,589
Tempur Sealy International, Inc.* (a)	35,863	1,683,768
Toll Brothers, Inc.	113,282	4,077,019

76

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Household Durables (continued)
TRI Pointe Group, Inc.*	121,790	$1,516,285
Tupperware Brands Corp.	38,823	2,787,880

		20,902,670

Household Products 0.2%
Energizer Holdings, Inc.	47,456	2,810,819

Industrial Conglomerates 0.4%
Carlisle Cos., Inc.	49,473	5,016,067

Insurance 4.8%
Alleghany Corp.*	11,483	7,012,668
American Financial Group, Inc.	56,005	5,449,847
Aspen Insurance Holdings Ltd.	45,847	2,400,090
Brown & Brown, Inc.	87,955	3,773,270
CNO Financial Group, Inc.	129,604	2,730,756
Everest Re Group Ltd.	30,483	7,672,876
First American Financial Corp.	84,260	3,657,727
Genworth Financial, Inc., Class A*	369,511	1,492,824
Hanover Insurance Group, Inc. (The)	32,598	2,877,426
Kemper Corp.	37,338	1,469,250
Mercury General Corp.	27,960	1,719,260
Old Republic International Corp.	187,279	3,872,930
Primerica, Inc. (a)	34,219	2,867,552
Reinsurance Group of America, Inc.	49,266	6,160,221
RenaissanceRe Holdings Ltd.	30,466	4,331,351
WR Berkley Corp.	74,302	5,051,050

		62,539,098

Internet & Direct Marketing Retail 0.1%
HSN, Inc.	24,648	909,511

Internet Software & Services 0.7%
j2 Global, Inc.	36,906	3,330,397
LogMeIn, Inc.	40,282	4,551,866
WebMD Health Corp.*	28,912	1,567,898

		9,450,161

IT Services 3.1%
Acxiom Corp.*	59,815	1,728,654
Broadridge Financial Solutions, Inc.	90,627	6,338,452
Convergys Corp.	72,380	1,629,274
CoreLogic, Inc.*	64,849	2,771,646
DST Systems, Inc.	24,172	2,975,815
Jack Henry & Associates, Inc.	59,483	5,765,092
Leidos Holdings, Inc.	109,444	5,763,321
MAXIMUS, Inc.	49,663	3,028,946
NeuStar, Inc., Class A*	39,703	1,318,140
Sabre Corp.	156,947	3,674,129
Science Applications International Corp.	33,623	2,454,143
WEX, Inc.*	29,470	2,990,026

		40,437,638

Common Stocks (continued)

	Shares	Market Value

Leisure Products 0.6%
Brunswick Corp.	68,597	$3,892,880
Polaris Industries, Inc. (a)	44,850	3,823,911

		7,716,791

Life Sciences Tools & Services 1.1%
Bio-Rad Laboratories, Inc., Class A*	15,931	3,477,100
Bio-Techne Corp.	28,590	3,061,417
Charles River Laboratories International, Inc.*	36,299	3,256,021
INC Research Holdings, Inc., Class A*	40,907	1,840,815
PAREXEL International Corp.*	39,794	2,540,051

		14,175,404

Machinery 4.8%
AGCO Corp. (a)	51,136	3,272,193
Crane Co.	38,522	3,078,293
Donaldson Co., Inc.	101,186	4,682,888
Graco, Inc.	42,911	4,627,951
IDEX Corp.	58,425	6,120,603
ITT, Inc.	67,582	2,847,230
Kennametal, Inc.	61,447	2,554,966
Lincoln Electric Holdings, Inc.	47,322	4,213,078
Nordson Corp.	41,006	5,133,951
Oshkosh Corp.	57,169	3,966,957
Terex Corp.	81,144	2,838,417
Timken Co. (The)	53,490	2,580,892
Toro Co. (The)	82,910	5,382,517
Trinity Industries, Inc.	116,612	3,136,863
Wabtec Corp. (a)	66,055	5,541,354
Woodward, Inc.	42,370	2,867,178

		62,845,331

Marine 0.2%
Kirby Corp.*	41,266	2,913,380

Media 1.4%
AMC Networks, Inc., Class A*	44,079	2,630,635
Cable One, Inc.	3,594	2,450,605
Cinemark Holdings, Inc.	81,030	3,500,496
John Wiley & Sons, Inc., Class A	34,438	1,814,883
Live Nation Entertainment, Inc.*	101,322	3,258,516
Meredith Corp.	27,199	1,592,501
New York Times Co. (The), Class A	93,485	1,350,858
Time, Inc.	76,006	1,155,291

		17,753,785

Metals & Mining 1.9%
Allegheny Technologies, Inc. (a)	83,341	1,529,307
Carpenter Technology Corp.	35,799	1,453,439
Commercial Metals Co.	88,550	1,650,572
Compass Minerals International, Inc.	25,896	1,709,136
Reliance Steel & Aluminum Co.	55,825	4,400,127
Royal Gold, Inc.	50,060	3,538,241

77

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Metals & Mining (continued)
Steel Dynamics, Inc.	185,697	$6,711,090
United States Steel Corp.	133,548	2,980,791
Worthington Industries, Inc.	33,664	1,464,384

		25,437,087

Multiline Retail 0.3%
Big Lots, Inc. (a)	34,143	1,723,880
Dillard’s, Inc., Class A	19,405	1,074,455
JC Penney Co, Inc.* (a)	236,230	1,270,917

		4,069,252

Multi-Utilities 1.0%
Black Hills Corp.	40,905	2,782,358
MDU Resources Group, Inc.	149,648	4,025,531
NorthWestern Corp.	37,050	2,214,849
Vectren Corp.	63,538	3,775,428

		12,798,166

Oil, Gas & Consumable Fuels 2.1%
CONSOL Energy, Inc.* (a)	135,371	2,054,932
Energen Corp.*	74,375	3,866,756
Gulfport Energy Corp.*	121,701	1,932,612
HollyFrontier Corp.	135,899	3,824,198
PBF Energy, Inc., Class A	83,425	1,862,046
QEP Resources, Inc.*	183,594	2,168,245
SM Energy Co. (a)	75,020	1,694,702
Southwestern Energy Co.*	382,722	2,874,242
Western Refining, Inc. (a)	60,800	2,096,992
World Fuel Services Corp.	53,585	1,973,535
WPX Energy, Inc.*	303,676	3,622,855

		27,971,115

Paper & Forest Products 0.4%
Domtar Corp.	47,958	1,901,535
Louisiana-Pacific Corp.*	110,580	2,846,329

		4,747,864

Personal Products 0.5%
Avon Products, Inc.*	335,604	1,627,679
Edgewell Personal Care Co.*	43,996	3,145,274
Nu Skin Enterprises, Inc., Class A	38,138	2,106,362

		6,879,315

Pharmaceuticals 0.7%
Akorn, Inc.*	66,732	2,232,186
Catalent, Inc.*	95,583	2,798,670
Endo International plc*	152,046	1,728,763
Prestige Brands Holdings, Inc.*	40,561	2,328,607

		9,088,226

Professional Services 0.7%
Dun & Bradstreet Corp. (The)	28,093	3,079,274
FTI Consulting, Inc.*	31,670	1,095,465

Common Stocks (continued)

	Shares	Market Value

Professional Services (continued)
ManpowerGroup, Inc.	51,830	$5,233,793

		9,408,532

Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.	35,352	1,626,546
Jones Lang LaSalle, Inc.	34,671	3,982,311

		5,608,857

Road & Rail 1.0%
Avis Budget Group, Inc.*	66,091	2,015,775
Genesee & Wyoming, Inc., Class A*	46,970	3,182,687
Landstar System, Inc.	32,009	2,735,169
Old Dominion Freight Line, Inc.	53,078	4,698,465
Werner Enterprises, Inc.	34,127	931,667

		13,563,763

Semiconductors & Semiconductor Equipment 2.4%
Cirrus Logic, Inc.*	49,217	3,167,114
Cree, Inc.*	75,067	1,642,466
Cypress Semiconductor Corp.	251,243	3,519,914
First Solar, Inc.* (a)	59,792	1,766,854
Integrated Device Technology, Inc.*	102,231	2,452,522
Microsemi Corp.*	88,351	4,147,196
Monolithic Power Systems, Inc.	29,024	2,655,696
Silicon Laboratories, Inc.*	32,098	2,283,773
Synaptics, Inc.*	27,092	1,483,829
Teradyne, Inc.	153,478	5,413,169
Versum Materials, Inc.	83,270	2,666,305

		31,198,838

Software 4.1%
ACI Worldwide, Inc.*	89,871	1,931,328
ANSYS, Inc.*	65,416	7,206,226
Cadence Design Systems, Inc.*	214,001	6,970,013
CDK Global, Inc.	111,503	7,248,810
CommVault Systems, Inc.*	32,124	1,620,656
Fair Isaac Corp.	23,798	3,224,153
Fortinet, Inc.*	114,186	4,453,254
Manhattan Associates, Inc.*	53,188	2,483,348
PTC, Inc.*	88,669	4,792,559
Take-Two Interactive Software, Inc.*	77,704	4,883,696
Tyler Technologies, Inc.*	25,679	4,200,828
Ultimate Software Group, Inc. (The)* (a)	22,730	4,606,689

		53,621,560

Specialty Retail 2.1%
Aaron’s, Inc.	48,766	1,752,650
American Eagle Outfitters, Inc.	131,000	1,845,790
Cabela’s, Inc.*	39,376	2,149,930
Chico’s FAS, Inc.	99,002	1,368,208
CST Brands, Inc.	57,996	2,800,627
Dick’s Sporting Goods, Inc.	67,379	3,406,008

78

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Specialty Retail (continued)
GameStop Corp., Class A	78,060	$1,771,181
Michaels Cos., Inc. (The)*	86,230	2,014,333
Murphy USA, Inc.*	27,120	1,886,738
Office Depot, Inc.	395,406	1,965,168
Sally Beauty Holdings, Inc.*	110,003	2,092,257
Urban Outfitters, Inc.*	67,687	1,548,679
Williams-Sonoma, Inc. (a)	61,926	3,347,100

		27,948,669

Technology Hardware, Storage & Peripherals 0.5%
3D Systems Corp.* (a)	82,374	1,303,981
Diebold Nixdorf, Inc.	57,807	1,630,157
NCR Corp.*	95,473	3,938,261

		6,872,399

Textiles, Apparel & Luxury Goods 0.7%
Carter’s, Inc.	37,240	3,427,570
Deckers Outdoor Corp.*	24,471	1,458,227
Kate Spade & Co.*	98,301	1,710,437
Skechers U.S.A., Inc., Class A*	102,500	2,588,125

		9,184,359

Thrifts & Mortgage Finance 0.6%
New York Community Bancorp, Inc.	374,276	4,974,128
Washington Federal, Inc.	68,403	2,305,181

		7,279,309

Trading Companies & Distributors 0.7%
GATX Corp. (a)	30,190	1,808,381
MSC Industrial Direct Co., Inc., Class A	34,364	3,076,609
NOW, Inc.*	82,351	1,400,791
Watsco, Inc.	23,264	3,229,043

		9,514,824

Water Utilities 0.3%
Aqua America, Inc.	135,965	4,499,082

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	71,774	1,970,914

Total Common Stocks (cost $917,400,638)		1,269,237,265

Investment Company 0.2%
Money Market Fund 0.2%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 0.65% (b)(c)	3,077,922	3,077,922

Total Investment Company (cost $3,077,922)		3,077,922

Repurchase Agreement 2.7%

	Principal Amount	Market Value

Royal Bank of Canada, 0.77%, Dated 04/28/17, due 05/01/17, repurchase price $35,475,363, collateralized by U.S. Treasury notes, ranging from 1.13% - 1.50%, maturing 05/31/20 - 02/28/21; total market value $36,197,070. (c)(d)	$35,473,087	$35,473,087

Total Repurchase Agreement (cost $35,473,087)		35,473,087

Total Investments (cost $955,951,647) (e) — 99.8%		1,307,788,274

Other assets in excess of liabilities — 0.2%		2,254,246

NET ASSETS — 100.0%		$1,310,042,520

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $66,483,997, which was collateralized by a money market fund and a repurchase agreement with a value of $3,077,922 and $35,473,087, respectively, and $29,893,933 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 06/01/17 - 05/15/43; a total value of $68,444,942.

(b)	Represents 7-day effective yield as of April 30, 2017.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2017 was $38,551,009.

(d)	Please refer to Note 2(f) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

79

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Ltd.	Limited

plc	Public Limited Company

REIT	Real Estate Investment Trust

At April 30, 2017, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
239	S&P MID 400 E-Mini	06/16/17	$41,347,000	$451,291

At April 30, 2017, the Fund has $1,723,800 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

80

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Mid Cap Market Index Fund
Assets:
Investments, at value* (cost $920,478,560)	$1,272,315,187
Repurchase agreement, at value (cost $35,473,087)	35,473,087

Total Investments, at value (total cost $955,951,647)	1,307,788,274

Cash	41,153,004
Deposits with broker for futures contracts	1,723,800
Interest and dividends receivable	654,936
Security lending income receivable	23,111
Receivable for investments sold	1,123,690
Receivable for capital shares issued	355,875
Reimbursement from investment adviser (Note 3)	10,700
Prepaid expenses	60,312

Total Assets	1,352,893,702

Liabilities:
Payable for investments purchased	2,360,159
Payable for capital shares redeemed	996,296
Payable for variation margin on futures contracts	420,124
Payable upon return of securities loaned (Note 2)	38,551,009
Accrued expenses and other payables:
Investment advisory fees	219,315
Fund administration fees	50,786
Distribution fees	96,077
Administrative servicing fees	104,610
Accounting and transfer agent fees	1,980
Trustee fees	2,887
Custodian fees	6,691
Compliance program costs (Note 3)	635
Professional fees	9,116
Printing fees	4,732
Other	26,765

Total Liabilities	42,851,182

Net Assets	$1,310,042,520

Represented by:
Capital	$896,514,787
Accumulated undistributed net investment income	3,190,933
Accumulated net realized gains from investments and futures transactions	58,048,882
Net unrealized appreciation/(depreciation) from investments	351,836,627
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	451,291

Net Assets	$1,310,042,520

*	Includes value of securities on loan of $66,483,997 (Note 2).

81

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Mid Cap Market Index Fund
Net Assets:
Class A Shares	$354,728,483
Class C Shares	18,442,160
Class R Shares	23,061,282
Class R6 Shares	913,463,305
Institutional Service Class Shares	347,290

Total	$1,310,042,520

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	19,502,894
Class C Shares	1,086,163
Class R Shares	1,282,307
Class R6 Shares	49,480,791
Institutional Service Class Shares	18,813

Total	71,370,968

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$18.19
Class C Shares (b)	$16.98
Class R Shares	$17.98
Class R6 Shares	$18.46
Institutional Service Class Shares	$18.46
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$19.30

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

82

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Mid Cap Market Index Fund
INVESTMENT INCOME:
Dividend income	$9,920,973
Income from securities lending (Note 2)	128,430
Interest income	114,063

Total Income	10,163,466

EXPENSES:
Investment advisory fees	1,306,405
Fund administration fees	194,147
Distribution fees Class A	428,111
Distribution fees Class C	73,462
Distribution fees Class R	47,996
Administrative servicing fees Class A	291,114
Administrative servicing fees Class C	7,346
Administrative servicing fees Class R	19,199
Administrative servicing fees Institutional Service Class (a)	57
Registration and filing fees	31,322
Professional fees	66,444
Printing fees	12,448
Trustee fees	18,436
Custodian fees	22,234
Accounting and transfer agent fees	12,466
Compliance program costs (Note 3)	2,829
Other	74,705

Total expenses before fees waived	2,608,721

Investment advisory fees waived (Note 3)	(63,730)

Net Expenses	2,544,991

NET INVESTMENT INCOME	7,618,475

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	66,275,731
Net realized gains from futures transactions (Note 2)	4,245,084

Net realized gains from investments and futures transactions	70,520,815

Net change in unrealized appreciation/(depreciation) from investments	103,731,645
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	1,876,633

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	105,608,278

Net realized/unrealized gains from investments and futures transactions	176,129,093

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$183,747,568

(a)	For the period from December 7, 2016 (commencement of operations) through April 30, 2017.

The accompanying notes are an integral part of these financial statements.

83

Statements of Changes in Net Assets

	Nationwide Mid Cap Market Index Fund
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
Operations:
Net investment income	$7,618,475		$14,625,400
Net realized gains from investments and futures transactions	70,520,815		102,317,478
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	105,608,278		(46,914,141)

Change in net assets resulting from operations	183,747,568		70,028,737

Distributions to Shareholders From:
Net investment income:
Class A	(2,190,669)		(2,246,251)
Class C	(73,316)		(41,352)
Class R	(110,029)		(67,330)
Class R6 (a)	(7,490,210)		(10,287,472)
Institutional Service Class	(127	)(b)	–
Net realized gains:
Class A	(26,423,445)		(32,393,746)
Class C	(1,149,424)		(1,384,877)
Class R	(1,459,563)		(1,313,452)
Class R6 (a)	(69,200,933)		(94,704,739)
Institutional Service Class	(778	)(b)	–

Change in net assets from shareholder distributions	(108,098,494)		(142,439,219)

Change in net assets from capital transactions	17,207,670		86,797,350

Change in net assets	92,856,744		14,386,868

Net Assets:
Beginning of period	1,217,185,776		1,202,798,908

End of period	$1,310,042,520		$1,217,185,776

Accumulated undistributed net investment income at end of period	$3,190,933		$5,436,809

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$57,945,539		$59,678,543
Dividends reinvested	26,460,955		31,912,338
Cost of shares redeemed	(48,454,166)		(69,334,705)

Total Class A Shares	35,952,328		22,256,176

Class C Shares
Proceeds from shares issued	5,510,757		3,838,501
Dividends reinvested	1,131,672		1,263,609
Cost of shares redeemed	(1,285,543)		(3,822,074)

Total Class C Shares	5,356,886		1,280,036

Class R Shares
Proceeds from shares issued	11,553,217		9,394,481
Dividends reinvested	410,614		251,791
Cost of shares redeemed	(4,836,271)		(4,738,576)

Total Class R Shares	7,127,560		4,907,696

84

Statements of Changes in Net Assets (Continued)

	Nationwide Mid Cap Market Index Fund
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$66,345,601		$86,020,991
Dividends reinvested	76,691,143		104,938,328
Cost of shares redeemed	(174,607,244)		(132,605,877)

Total Class R6 Shares	(31,570,500)		58,353,442

Institutional Service Class Shares
Proceeds from shares issued	356,591	(b)	–
Dividends reinvested	905	(b)	–
Cost of shares redeemed	(16,100	)(b)	–

Total Institutional Service Class Shares	341,396	(b)	–

Change in net assets from capital transactions	$17,207,670		$86,797,350

SHARE TRANSACTIONS:
Class A Shares
Issued	3,234,551		3,517,969
Reinvested	1,515,470		2,012,871
Redeemed	(2,698,368)		(4,158,639)

Total Class A Shares	2,051,653		1,372,201

Class C Shares
Issued	328,019		240,150
Reinvested	69,258		84,570
Redeemed	(77,015)		(243,603)

Total Class C Shares	320,262		81,117

Class R Shares
Issued	648,545		572,198
Reinvested	23,762		16,035
Redeemed	(272,507)		(288,421)

Total Class R Shares	399,800		299,812

Class R6 Shares (a)
Issued	3,624,545		5,252,313
Reinvested	4,328,889		6,521,818
Redeemed	(9,342,693)		(7,717,739)

Total Class R6 Shares	(1,389,259)		4,056,392

Institutional Service Class Shares
Issued	19,641	(b)	–
Reinvested	51	(b)	–
Redeemed	(879	)(b)	–

Total Institutional Service Class Shares	18,813	(b)	–

Total change in shares	1,401,269		5,809,522

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(b)	For the period from December 7, 2016 (commencement of operations) through April 30, 2017.

The accompanying notes are an integral part of these financial statements.

85

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Mid Cap Market Index Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$17.24	0.08	2.49	2.57	(0.12)	(1.50)	(1.62)	$18.19	15.30%	$354,728,483	0.68%	0.90%	0.69%	10.88%
Year Ended October 31, 2016	$18.60	0.16	0.67	0.83	(0.14)	(2.05)	(2.19)	$17.24	5.54%	$300,822,709	0.69%	0.94%	0.69%	18.89%
Year Ended October 31, 2015	$19.62	0.16	0.31	0.47	(0.19)	(1.30)	(1.49)	$18.60	2.77%	$299,007,777	0.68%	0.82%	0.68%	18.60%
Year Ended October 31, 2014	$18.58	0.15	1.81	1.96	(0.13)	(0.79)	(0.92)	$19.62	10.98%	$318,463,597	0.68%	0.79%	0.68%	13.82%
Year Ended October 31, 2013	$14.74	0.15	4.46	4.61	(0.16)	(0.61)	(0.77)	$18.58	32.63%	$310,901,128	0.68%	0.88%	0.68%	11.97%
Year Ended October 31, 2012	$14.40	0.11	1.34	1.45	(0.04)	(1.07)	(1.11)	$14.74	11.38%	$232,877,271	0.70%	0.75%	0.70%	17.46%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$16.21	0.02	2.35	2.37	(0.10)	(1.50)	(1.60)	$16.98	14.96%	$18,442,160	1.36%	0.21%	1.37%	10.88%
Year Ended October 31, 2016	$17.66	0.04	0.62	0.66	(0.06)	(2.05)	(2.11)	$16.21	4.78%	$12,418,406	1.37%	0.26%	1.37%	18.89%
Year Ended October 31, 2015	$18.72	0.02	0.32	0.34	(0.10)	(1.30)	(1.40)	$17.66	2.11%	$12,090,140	1.35%	0.13%	1.35%	18.60%
Year Ended October 31, 2014	$17.83	0.02	1.73	1.75	(0.07)	(0.79)	(0.86)	$18.72	10.20%	$6,350,081	1.34%	0.12%	1.34%	13.82%
Year Ended October 31, 2013	$14.19	0.03	4.31	4.34	(0.09)	(0.61)	(0.70)	$17.83	31.93%	$3,870,760	1.28%	0.21%	1.28%	11.97%
Year Ended October 31, 2012	$13.96	0.02	1.28	1.30	–	(1.07)	(1.07)	$14.19	10.61%	$1,530,845	1.30%	0.15%	1.30%	17.46%

Class R Shares (g)
Six Months Ended April 30, 2017 (Unaudited)	$17.07	0.05	2.47	2.52	(0.11)	(1.50)	(1.61)	$17.98	15.14%	$23,061,282	0.96%	0.60%	0.97%	10.88%
Year Ended October 31, 2016	$18.45	0.11	0.66	0.77	(0.10)	(2.05)	(2.15)	$17.07	5.22%	$15,066,654	0.96%	0.65%	0.97%	18.89%
Year Ended October 31, 2015	$19.45	0.11	0.31	0.42	(0.12)	(1.30)	(1.42)	$18.45	2.48%	$10,748,707	0.95%	0.57%	0.95%	18.60%
Year Ended October 31, 2014	$18.45	0.11	1.80	1.91	(0.12)	(0.79)	(0.91)	$19.45	10.74%	$17,210,020	0.86%	0.61%	0.86%	13.82%
Year Ended October 31, 2013	$14.65	0.10	4.46	4.56	(0.15)	(0.61)	(0.76)	$18.45	32.52%	$13,406,939	0.78%	0.60%	0.78%	11.97%
Year Ended October 31, 2012	$14.35	0.10	1.33	1.43	(0.06)	(1.07)	(1.13)	$14.65	11.28%	$848,708	0.81%	0.66%	0.81%	17.46%

Class R6 Shares (h)
Six Months Ended April 30, 2017 (Unaudited)	$17.47	0.12	2.53	2.65	(0.16)	(1.50)	(1.66)	$18.46	15.56%	$913,463,305	0.26%	1.33%	0.27%	10.88%
Year Ended October 31, 2016	$18.82	0.23	0.68	0.91	(0.21)	(2.05)	(2.26)	$17.47	5.96%	$888,878,007	0.27%	1.35%	0.27%	18.89%
Year Ended October 31, 2015	$19.83	0.24	0.32	0.56	(0.27)	(1.30)	(1.57)	$18.82	3.21%	$880,952,284	0.27%	1.24%	0.27%	18.60%
Year Ended October 31, 2014	$18.78	0.23	1.82	2.05	(0.21)	(0.79)	(1.00)	$19.83	11.36%	$947,104,285	0.28%	1.19%	0.28%	13.82%
Year Ended October 31, 2013	$14.88	0.21	4.52	4.73	(0.22)	(0.61)	(0.83)	$18.78	33.23%	$891,793,194	0.29%	1.28%	0.29%	11.97%
Year Ended October 31, 2012	$14.56	0.17	1.34	1.51	(0.12)	(1.07)	(1.19)	$14.88	11.79%	$722,161,015	0.30%	1.15%	0.30%	17.46%

Institutional Service Class Shares
Period Ended April 30, 2017(i) (Unaudited)	$19.23	0.07	0.82	0.89	(0.16)	(1.50)	(1.66)	$18.46	4.96%	$347,290	0.42%	0.92%	0.43%	10.88%

Amount designated as – is zero, or has been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(i)	For the period from December 7, 2016 (commencement of operations) through April 30, 2017. Total return is calculated based on inception date of December 6, 2016 through April 30, 2017.

The accompanying notes are an integral part of these financial statements.

86

Fund Overview	Nationwide S&P 500 Index Fund

Asset Allocation†

Common Stocks	97.3%
Repurchase Agreement	0.2%
Investment Company††	0.0%
Futures Contracts††	0.0%
Other assets in excess of liabilities	2.5%
100.0%

Top Industries†††

Banks	6.3%
Oil, Gas & Consumable Fuels	5.3%
Pharmaceuticals	5.0%
Internet Software & Services	4.8%
Software	4.7%
Technology Hardware, Storage & Peripherals	4.2%
IT Services	3.8%
Semiconductors & Semiconductor Equipment	3.3%
Media	3.2%
Equity Real Estate Investment Trusts (REITs)	2.9%
Other Industries*	56.5%
100.0%

Top Holdings†††

Apple, Inc.	3.7%
Microsoft Corp.	2.6%
Amazon.com, Inc.	1.8%
Facebook, Inc., Class A	1.7%
Exxon Mobil Corp.	1.7%
Johnson & Johnson	1.6%
Berkshire Hathaway, Inc., Class B	1.5%
JPMorgan Chase & Co.	1.5%
Alphabet, Inc., Class A	1.3%
Alphabet, Inc., Class C	1.3%
Other Holdings*	81.3%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2017.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

87

Shareholder Expense Example	Nationwide S&P 500 Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During

Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide S&P 500 Index Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	1,129.60	3.12	0.59
	Hypothetical	(a)(b)	1,000.00	1,021.87	2.96	0.59
Class C Shares	Actual	(a)	1,000.00	1,126.70	6.54	1.24
	Hypothetical	(a)(b)	1,000.00	1,018.65	6.21	1.24
Class R Shares	Actual	(a)	1,000.00	1,128.70	4.54	0.86
	Hypothetical	(a)(b)	1,000.00	1,020.53	4.31	0.86
Class R6 Shares(c)	Actual	(a)	1,000.00	1,132.30	0.90	0.17
	Hypothetical	(a)(b)	1,000.00	1,023.95	0.85	0.17
Institutional Service Class Shares	Actual	(a)	1,000.00	1,131.30	2.22	0.42
	Hypothetical	(a)(b)	1,000.00	1,022.71	2.11	0.42
Service Class Shares	Actual	(a)	1,000.00	1,130.30	3.01	0.57
	Hypothetical	(a)(b)	1,000.00	1,021.97	2.86	0.57

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

88

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks 97.3%

	Shares	Market Value

Aerospace & Defense 2.3%
Arconic, Inc.	55,819	$1,525,533
Boeing Co. (The)	71,760	13,263,401
General Dynamics Corp.	35,858	6,948,922
L3 Technologies, Inc.	9,750	1,674,758
Lockheed Martin Corp.	31,561	8,504,111
Northrop Grumman Corp.	22,025	5,417,269
Raytheon Co.	36,987	5,740,752
Rockwell Collins, Inc.	20,420	2,125,518
Textron, Inc.	34,115	1,591,806
TransDigm Group, Inc.	6,334	1,562,788
United Technologies Corp.	94,153	11,203,265

		59,558,123

Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	17,427	1,266,943
Expeditors International of Washington, Inc.	22,111	1,240,206
FedEx Corp.	31,072	5,894,359
United Parcel Service, Inc., Class B	86,779	9,325,271

		17,726,779

Airlines 0.6%
Alaska Air Group, Inc.	15,522	1,320,767
American Airlines Group, Inc.	63,384	2,701,426
Delta Air Lines, Inc.	92,075	4,183,888
Southwest Airlines Co.	77,694	4,367,957
United Continental Holdings, Inc.*	35,896	2,520,258

		15,094,296

Auto Components 0.2%
BorgWarner, Inc.	24,982	1,056,239
Delphi Automotive plc	33,937	2,728,535
Goodyear Tire & Rubber Co. (The)	31,192	1,130,086

		4,914,860

Automobiles 0.5%
Ford Motor Co.	492,634	5,650,512
General Motors Co.	172,377	5,971,139
Harley-Davidson, Inc.	21,964	1,247,775

		12,869,426

Banks 6.1%
Bank of America Corp.	1,217,643	28,419,788
BB&T Corp.	102,841	4,440,674
Citigroup, Inc.	350,236	20,705,952
Citizens Financial Group, Inc.	65,872	2,418,161
Comerica, Inc.	22,944	1,622,141
Fifth Third Bancorp	95,782	2,339,954
Huntington Bancshares, Inc.	137,000	1,761,820
JPMorgan Chase & Co.	450,465	39,190,455
KeyCorp	137,418	2,506,504
M&T Bank Corp.	19,622	3,049,455
People’s United Financial, Inc.	38,620	674,691

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
PNC Financial Services Group, Inc. (The)	61,055	$7,311,336
Regions Financial Corp.	154,213	2,120,429
SunTrust Banks, Inc.	62,522	3,551,875
US Bancorp	201,167	10,315,844
Wells Fargo & Co.	568,147	30,589,035
Zions Bancorp	26,624	1,065,759

		162,083,873

Beverages 2.0%
Brown-Forman Corp., Class B	21,549	1,019,699
Coca-Cola Co. (The)	485,835	20,963,780
Constellation Brands, Inc., Class A	21,903	3,779,144
Dr Pepper Snapple Group, Inc.	22,784	2,088,153
Molson Coors Brewing Co., Class B	23,139	2,218,799
Monster Beverage Corp.*	49,978	2,268,002
PepsiCo, Inc.	179,923	20,381,677

		52,719,254

Biotechnology 2.8%
AbbVie, Inc.	200,596	13,227,300
Alexion Pharmaceuticals, Inc.*	28,120	3,593,174
Amgen, Inc.	92,725	15,143,847
Biogen, Inc.*	27,295	7,402,677
Celgene Corp.*	97,949	12,150,573
Gilead Sciences, Inc.	164,506	11,276,886
Incyte Corp.*	22,300	2,771,444
Regeneron Pharmaceuticals, Inc.*	9,610	3,733,389
Vertex Pharmaceuticals, Inc.*	31,099	3,679,012

		72,978,302

Building Products 0.3%
Allegion plc	11,910	936,603
Fortune Brands Home & Security, Inc.	19,022	1,212,462
Johnson Controls International plc	118,632	4,931,532
Masco Corp.	40,302	1,491,980

		8,572,577

Capital Markets 2.7%
Affiliated Managers Group, Inc.	7,252	1,200,859
Ameriprise Financial, Inc.	19,614	2,507,650
Bank of New York Mellon Corp. (The)	131,574	6,191,872
BlackRock, Inc.	15,254	5,866,231
CBOE Holdings, Inc.	11,455	944,007
Charles Schwab Corp. (The)	153,587	5,966,855
CME Group, Inc.	42,827	4,976,069
E*TRADE Financial Corp.*	34,697	1,198,781
Franklin Resources, Inc.	43,059	1,856,273
Goldman Sachs Group, Inc. (The)	46,816	10,477,421
Intercontinental Exchange, Inc.	74,969	4,513,134
Invesco Ltd.	50,124	1,651,085
Moody’s Corp.	20,966	2,480,697
Morgan Stanley	181,921	7,889,914

89

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Capital Markets (continued)
Nasdaq, Inc.	14,653	$1,009,152
Northern Trust Corp.	27,440	2,469,600
Raymond James Financial, Inc.	16,373	1,220,116
S&P Global, Inc.	32,512	4,362,785
State Street Corp.	45,709	3,834,985
T Rowe Price Group, Inc.	30,700	2,176,323

		72,793,809

Chemicals 2.1%
Air Products & Chemicals, Inc.	27,474	3,860,097
Albemarle Corp.	14,283	1,555,561
CF Industries Holdings, Inc.	28,902	772,839
Dow Chemical Co. (The)	140,767	8,840,168
Eastman Chemical Co.	18,695	1,490,926
Ecolab, Inc.	33,076	4,269,781
EI du Pont de Nemours & Co.	109,104	8,701,044
FMC Corp.	16,618	1,216,936
International Flavors & Fragrances, Inc.	10,136	1,404,748
LyondellBasell Industries NV, Class A	41,460	3,514,150
Monsanto Co.	55,239	6,441,420
Mosaic Co. (The)	43,998	1,184,866
PPG Industries, Inc.	32,203	3,537,177
Praxair, Inc.	35,867	4,482,658
Sherwin-Williams Co. (The)	10,245	3,428,797

		54,701,168

Commercial Services & Supplies 0.3%
Cintas Corp.	10,884	1,332,964
Republic Services, Inc.	29,369	1,849,953
Stericycle, Inc.*	10,672	910,748
Waste Management, Inc.	51,155	3,723,061

		7,816,726

Communications Equipment 1.0%
Cisco Systems, Inc.	629,935	21,461,885
F5 Networks, Inc.*	8,078	1,043,112
Harris Corp.	15,641	1,750,072
Juniper Networks, Inc.	48,667	1,463,417
Motorola Solutions, Inc.	20,525	1,764,534

		27,483,020

Construction & Engineering 0.1%
Fluor Corp.	16,923	868,488
Jacobs Engineering Group, Inc.	15,081	828,249
Quanta Services, Inc.*	19,922	706,036

		2,402,773

Construction Materials 0.1%
Martin Marietta Materials, Inc.	8,027	1,767,465
Vulcan Materials Co.	16,812	2,032,235

		3,799,700

Common Stocks (continued)

	Shares	Market Value

Consumer Finance 0.7%
American Express Co.	95,656	$7,580,738
Capital One Financial Corp.	60,791	4,886,381
Discover Financial Services	48,829	3,056,207
Navient Corp.	36,812	559,542
Synchrony Financial	96,640	2,686,592

		18,769,460

Containers & Packaging 0.3%
Avery Dennison Corp.	11,474	954,751
Ball Corp.	22,113	1,700,269
International Paper Co.	51,605	2,785,122
Sealed Air Corp.	24,295	1,069,466
WestRock Co.	31,770	1,701,601

		8,211,209

Distributors 0.1%
Genuine Parts Co.	18,273	1,681,481
LKQ Corp.*	37,957	1,185,777

		2,867,258

Diversified Consumer Services 0.0%†
H&R Block, Inc.	24,737	613,230

Diversified Financial Services 1.5%
Berkshire Hathaway, Inc., Class B*	239,309	39,536,240
Leucadia National Corp.	40,071	1,017,403

		40,553,643

Diversified Telecommunication Services 2.2%
AT&T, Inc.	772,477	30,613,263
CenturyLink, Inc. (a)	64,842	1,664,494
Level 3 Communications, Inc.*	35,792	2,174,722
Verizon Communications, Inc.	512,560	23,531,630

		57,984,109

Electric Utilities 1.9%
Alliant Energy Corp.	28,205	1,109,021
American Electric Power Co., Inc.	61,644	4,181,313
Duke Energy Corp.	88,164	7,273,530
Edison International	41,354	3,307,079
Entergy Corp.	22,642	1,726,679
Eversource Energy	39,860	2,367,684
Exelon Corp.	116,143	4,022,032
FirstEnergy Corp.	53,885	1,613,317
NextEra Energy, Inc.	59,174	7,903,280
PG&E Corp.	64,181	4,303,336
Pinnacle West Capital Corp.	14,182	1,206,746
PPL Corp.	85,847	3,271,629
Southern Co. (The)	124,855	6,217,779
Xcel Energy, Inc.	63,720	2,870,586

		51,374,011

90

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Electrical Equipment 0.5%
Acuity Brands, Inc. (a)	5,614	$988,625
AMETEK, Inc.	28,347	1,621,448
Eaton Corp. plc	56,278	4,256,868
Emerson Electric Co.	80,927	4,878,280
Rockwell Automation, Inc.	16,223	2,552,689

		14,297,910

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	38,755	2,802,374
Corning, Inc.	116,769	3,368,786
FLIR Systems, Inc.	17,050	626,246
TE Connectivity Ltd.	44,845	3,469,658

		10,267,064

Energy Equipment & Services 1.0%
Baker Hughes, Inc.	54,082	3,210,848
Halliburton Co.	109,441	5,021,153
Helmerich & Payne, Inc.	13,421	813,849
National Oilwell Varco, Inc.	47,772	1,670,587
Schlumberger Ltd.	175,024	12,704,992
TechnipFMC plc*	59,745	1,800,117
Transocean Ltd.*	49,690	548,081

		25,769,627

Equity Real Estate Investment Trusts (REITs) 2.8%
Alexandria Real Estate Equities, Inc.	11,168	1,256,512
American Tower Corp.	53,886	6,786,403
Apartment Investment & Management Co., Class A	20,636	902,619
AvalonBay Communities, Inc.	17,438	3,310,430
Boston Properties, Inc.	19,272	2,439,835
Crown Castle International Corp.	45,221	4,277,907
Digital Realty Trust, Inc.	20,369	2,339,176
Equinix, Inc.	9,778	4,084,271
Equity Residential	46,459	3,000,322
Essex Property Trust, Inc.	8,256	2,018,344
Extra Space Storage, Inc.	15,978	1,206,818
Federal Realty Investment Trust	9,029	1,181,806
GGP, Inc.	71,607	1,547,427
HCP, Inc.	58,970	1,848,710
Host Hotels & Resorts, Inc.	94,063	1,688,431
Iron Mountain, Inc.	30,406	1,056,913
Kimco Realty Corp.	51,374	1,042,378
Macerich Co. (The)	14,984	935,451
Mid-America Apartment Communities, Inc.	14,367	1,425,350
Prologis, Inc.	66,523	3,619,516
Public Storage	18,814	3,939,275
Realty Income Corp.	33,901	1,978,123
Regency Centers Corp.	18,320	1,157,458
Simon Property Group, Inc.	40,209	6,644,939
SL Green Realty Corp.	12,740	1,336,808
UDR, Inc.	33,167	1,238,456
Ventas, Inc.	44,202	2,829,370

Common Stocks (continued)

	Shares	Market Value

Equity Real Estate Investment Trusts (REITs) (continued)
Vornado Realty Trust	21,590	$2,077,822
Welltower, Inc.	45,392	3,242,804
Weyerhaeuser Co.	93,311	3,160,444

		73,574,118

Food & Staples Retailing 2.0%
Costco Wholesale Corp.	55,381	9,831,235
CVS Health Corp.	129,101	10,643,087
Kroger Co. (The)	116,289	3,447,969
Sysco Corp.	62,528	3,305,855
Walgreens Boots Alliance, Inc.	107,142	9,272,069
Wal-Mart Stores, Inc.	189,808	14,269,765
Whole Foods Market, Inc.	38,851	1,413,011

		52,182,991

Food Products 1.5%
Archer-Daniels-Midland Co.	72,406	3,312,575
Campbell Soup Co.	23,828	1,371,063
Conagra Brands, Inc.	52,442	2,033,701
General Mills, Inc.	72,881	4,191,386
Hershey Co. (The)	17,677	1,912,651
Hormel Foods Corp.	33,117	1,161,744
JM Smucker Co. (The)	14,642	1,855,434
Kellogg Co.	31,733	2,253,043
Kraft Heinz Co. (The)	75,018	6,780,877
McCormick & Co., Inc. (Non-Voting)	14,065	1,405,094
Mead Johnson Nutrition Co.	23,118	2,051,029
Mondelez International, Inc., Class A	191,931	8,642,653
Tyson Foods, Inc., Class A	36,627	2,353,651

		39,324,901

Health Care Equipment & Supplies 2.6%
Abbott Laboratories	217,218	9,479,394
Baxter International, Inc.	60,984	3,395,589
Becton Dickinson and Co.	26,823	5,015,096
Boston Scientific Corp.*	171,006	4,511,138
Cooper Cos., Inc. (The)	6,318	1,265,685
CR Bard, Inc.	9,221	2,835,273
Danaher Corp.	76,847	6,403,661
DENTSPLY SIRONA, Inc.	28,490	1,801,708
Edwards Lifesciences Corp.*	26,757	2,934,440
Hologic, Inc.*	35,244	1,591,267
IDEXX Laboratories, Inc.*	11,165	1,872,705
Intuitive Surgical, Inc.*	4,621	3,862,555
Medtronic plc	172,374	14,322,556
Stryker Corp.	38,854	5,298,520
Varian Medical Systems, Inc.*	11,473	1,041,060
Zimmer Biomet Holdings, Inc.	25,468	3,047,246

		68,677,893

Health Care Providers & Services 2.6%
Aetna, Inc.	41,750	5,639,172
AmerisourceBergen Corp.	20,691	1,697,697

91

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Health Care Providers & Services (continued)
Anthem, Inc.	33,059	$5,880,865
Cardinal Health, Inc.	39,786	2,888,066
Centene Corp.*	21,119	1,571,254
Cigna Corp.	32,429	5,070,923
DaVita, Inc.*	19,455	1,342,590
Envision Healthcare Corp.*	14,561	815,853
Express Scripts Holding Co.*	76,301	4,680,303
HCA Holdings, Inc.*	36,727	3,092,781
Henry Schein, Inc.*	9,779	1,699,590
Humana, Inc.	18,889	4,192,980
Laboratory Corp. of America Holdings*	12,893	1,806,954
McKesson Corp.	26,557	3,672,567
Patterson Cos., Inc.	9,207	409,619
Quest Diagnostics, Inc.	17,564	1,853,178
UnitedHealth Group, Inc.	119,840	20,957,619
Universal Health Services, Inc., Class B	11,366	1,372,558

		68,644,569

Health Care Technology 0.1%
Cerner Corp.*	36,776	2,381,246

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	52,212	3,225,135
Chipotle Mexican Grill, Inc.*	3,541	1,680,098
Darden Restaurants, Inc.	15,804	1,346,343
Marriott International, Inc., Class A	39,857	3,763,298
McDonald’s Corp.	103,220	14,443,575
Royal Caribbean Cruises Ltd.	21,090	2,248,194
Starbucks Corp.	183,476	11,019,569
Wyndham Worldwide Corp.	13,279	1,265,622
Wynn Resorts Ltd.	9,835	1,209,803
Yum Brands, Inc.	42,467	2,792,205

		42,993,842

Household Durables 0.4%
DR Horton, Inc.	42,950	1,412,625
Garmin Ltd.	14,183	721,064
Leggett & Platt, Inc.	16,526	868,276
Lennar Corp., Class A	25,487	1,287,093
Mohawk Industries, Inc.*	7,930	1,861,885
Newell Brands, Inc.	61,301	2,926,510
PulteGroup, Inc.	35,920	814,306
Whirlpool Corp.	9,251	1,717,726

		11,609,485

Household Products 1.7%
Church & Dwight Co., Inc.	32,451	1,607,298
Clorox Co. (The)	16,226	2,169,254
Colgate-Palmolive Co.	111,346	8,021,366
Kimberly-Clark Corp.	44,700	5,799,825
Procter & Gamble Co. (The)	321,961	28,116,854

		45,714,597

Common Stocks (continued)

	Shares	Market Value

Independent Power and Renewable Electricity Producers 0.1%
AES Corp.	81,352	$920,091
NRG Energy, Inc.	38,738	654,672

		1,574,763

Industrial Conglomerates 2.3%
3M Co.	75,108	14,708,400
General Electric Co.	1,097,838	31,826,323
Honeywell International, Inc.	95,908	12,577,375
Roper Technologies, Inc.	12,701	2,777,709

		61,889,807

Insurance 2.6%
Aflac, Inc.	50,637	3,791,699
Allstate Corp. (The)	46,180	3,753,972
American International Group, Inc.	117,372	7,149,128
Aon plc	32,895	3,942,137
Arthur J Gallagher & Co.	21,893	1,221,848
Assurant, Inc.	7,120	685,229
Chubb Ltd.	58,807	8,071,261
Cincinnati Financial Corp.	18,407	1,326,961
Hartford Financial Services Group, Inc. (The)	47,245	2,284,768
Lincoln National Corp.	28,539	1,881,576
Loews Corp.	35,015	1,632,399
Marsh & McLennan Cos., Inc.	64,991	4,817,783
MetLife, Inc.	137,064	7,101,286
Principal Financial Group, Inc.	33,653	2,191,820
Progressive Corp. (The)	72,843	2,893,324
Prudential Financial, Inc.	54,207	5,801,775
Torchmark Corp.	14,688	1,126,716
Travelers Cos., Inc. (The)	35,163	4,277,931
Unum Group	28,576	1,323,926
Willis Towers Watson plc	15,957	2,116,217
XL Group Ltd.	33,448	1,399,799

		68,791,555

Internet & Direct Marketing Retail 2.6%
Amazon.com, Inc.*	49,891	46,148,676
Expedia, Inc.	15,222	2,035,486
Netflix, Inc.*	54,285	8,262,177
Priceline Group, Inc. (The)*	6,191	11,433,663
TripAdvisor, Inc.*	14,190	638,692

		68,518,694

Internet Software & Services 4.7%
Akamai Technologies, Inc.*	21,431	1,306,005
Alphabet, Inc., Class A*	37,443	34,616,803
Alphabet, Inc., Class C*	37,195	33,697,182
eBay, Inc.*	127,697	4,266,357
Facebook, Inc., Class A*	296,669	44,574,517
VeriSign, Inc.* (a)	10,943	973,052
Yahoo!, Inc.*	110,297	5,317,418

		124,751,334

92

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

IT Services 3.7%
Accenture plc, Class A	78,417	$9,511,982
Alliance Data Systems Corp.	7,052	1,760,391
Automatic Data Processing, Inc.	56,373	5,890,415
Cognizant Technology Solutions Corp., Class A*	76,772	4,623,978
CSRA, Inc.	17,856	519,253
DXC Technology Co.*	35,705	2,690,015
Fidelity National Information Services, Inc.	41,613	3,503,398
Fiserv, Inc.*	27,330	3,256,096
Gartner, Inc.*	11,323	1,291,841
Global Payments, Inc.	19,393	1,585,572
International Business Machines Corp.	108,207	17,344,500
Mastercard, Inc., Class A	118,844	13,823,934
Paychex, Inc.	40,297	2,388,806
PayPal Holdings, Inc.*	140,618	6,710,291
Teradata Corp.*	16,195	472,570
Total System Services, Inc.	20,488	1,174,167
Visa, Inc., Class A	233,887	21,335,172
Western Union Co. (The)	59,891	1,189,435

		99,071,816

Leisure Products 0.1%
Hasbro, Inc.	14,291	1,416,381
Mattel, Inc.	41,848	938,232

		2,354,613

Life Sciences Tools & Services 0.7%
Agilent Technologies, Inc.	40,891	2,251,050
Illumina, Inc.*	18,395	3,400,500
Mettler-Toledo International, Inc.*	3,234	1,660,400
PerkinElmer, Inc.	13,584	807,025
Thermo Fisher Scientific, Inc.	49,182	8,131,260
Waters Corp.*	10,160	1,726,082

		17,976,317

Machinery 1.5%
Caterpillar, Inc.	73,862	7,553,128
Cummins, Inc.	19,695	2,972,763
Deere & Co. (a)	36,927	4,121,423
Dover Corp.	19,804	1,562,140
Flowserve Corp.	16,193	823,738
Fortive Corp.	37,794	2,390,848
Illinois Tool Works, Inc.	39,651	5,475,407
Ingersoll-Rand plc	32,992	2,928,040
PACCAR, Inc.	44,217	2,950,600
Parker-Hannifin Corp.	16,783	2,698,706
Pentair plc	21,226	1,369,289
Snap-on, Inc.	7,482	1,253,460
Stanley Black & Decker, Inc.	19,284	2,625,517
Xylem, Inc.	22,254	1,144,078

		39,869,137

Common Stocks (continued)

	Shares	Market Value

Media 3.2%
CBS Corp. (Non-Voting), Class B	46,965	$3,125,990
Charter Communications, Inc., Class A*	27,058	9,339,339
Comcast Corp., Class A	596,247	23,366,920
Discovery Communications, Inc., Class A*	18,316	527,134
Discovery Communications, Inc., Class C*	27,624	772,920
DISH Network Corp., Class A*	28,432	1,832,158
Interpublic Group of Cos., Inc. (The)	48,883	1,152,172
News Corp., Class A	47,261	601,160
News Corp., Class B	15,246	198,198
Omnicom Group, Inc.	29,682	2,437,486
Scripps Networks Interactive, Inc., Class A	11,823	883,414
TEGNA, Inc.	27,285	695,222
Time Warner, Inc.	97,747	9,703,345
Twenty-First Century Fox, Inc., Class A	132,433	4,044,504
Twenty-First Century Fox, Inc., Class B	61,330	1,831,314
Viacom, Inc., Class B	43,254	1,840,890
Walt Disney Co. (The)	183,401	21,201,156

		83,553,322

Metals & Mining 0.3%
Freeport-McMoRan, Inc.*	166,586	2,123,972
Newmont Mining Corp.	66,645	2,253,267
Nucor Corp.	39,979	2,451,912

		6,829,151

Multiline Retail 0.4%
Dollar General Corp.	31,857	2,316,323
Dollar Tree, Inc.*	29,703	2,458,517
Kohl’s Corp.	22,309	870,720
Macy’s, Inc.	38,039	1,111,500
Nordstrom, Inc. (a)	14,357	693,012
Target Corp.	69,772	3,896,766

		11,346,838

Multi-Utilities 1.0%
Ameren Corp.	30,549	1,670,725
CenterPoint Energy, Inc.	54,453	1,553,544
CMS Energy Corp.	35,283	1,601,848
Consolidated Edison, Inc.	38,127	3,022,709
Dominion Resources, Inc.	79,317	6,141,515
DTE Energy Co.	22,598	2,363,525
NiSource, Inc.	40,014	970,339
Public Service Enterprise Group, Inc.	63,162	2,782,286
SCANA Corp.	17,841	1,183,037
Sempra Energy	31,504	3,560,582
WEC Energy Group, Inc.	39,733	2,404,641

		27,254,751

Oil, Gas & Consumable Fuels 5.2%
Anadarko Petroleum Corp.	70,121	3,998,299
Apache Corp.	47,572	2,313,902
Cabot Oil & Gas Corp.	59,268	1,377,388

93

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp.* (a)	100,311	$527,636
Chevron Corp.	238,524	25,450,511
Cimarex Energy Co.	12,094	1,411,128
Concho Resources, Inc.*	18,660	2,363,476
ConocoPhillips	155,224	7,436,782
Devon Energy Corp.	65,683	2,593,822
EOG Resources, Inc.	72,740	6,728,450
EQT Corp.	21,251	1,235,533
Exxon Mobil Corp.	522,042	42,624,729
Hess Corp.	33,240	1,623,109
Kinder Morgan, Inc.	240,969	4,971,191
Marathon Oil Corp.	107,939	1,605,053
Marathon Petroleum Corp.	66,127	3,368,509
Murphy Oil Corp.	19,978	523,024
Newfield Exploration Co.*	25,056	867,439
Noble Energy, Inc.	54,447	1,760,272
Occidental Petroleum Corp.	95,598	5,883,101
ONEOK, Inc.	26,817	1,410,842
Phillips 66	55,356	4,404,123
Pioneer Natural Resources Co.	21,469	3,713,922
Range Resources Corp.	23,197	614,489
Tesoro Corp.	14,526	1,157,868
Valero Energy Corp.	57,004	3,683,028
Williams Cos., Inc. (The)	104,261	3,193,514

		136,841,140

Personal Products 0.1%
Coty, Inc., Class A	58,589	1,045,814
Estee Lauder Cos., Inc. (The), Class A	27,752	2,418,309

		3,464,123

Pharmaceuticals 4.9%
Allergan plc	42,092	10,264,555
Bristol-Myers Squibb Co.	210,640	11,806,372
Eli Lilly & Co.	122,477	10,050,463
Johnson & Johnson	341,747	42,195,502
Mallinckrodt plc*	13,311	624,552
Merck & Co., Inc.	346,201	21,578,708
Mylan NV*	57,610	2,151,734
Perrigo Co. plc	18,165	1,343,120
Pfizer, Inc.	749,378	25,418,902
Zoetis, Inc.	61,811	3,468,215

		128,902,123

Professional Services 0.2%
Equifax, Inc.	15,005	2,030,327
Nielsen Holdings plc	42,310	1,740,210
Robert Half International, Inc.	16,152	743,800
Verisk Analytics, Inc.*	19,267	1,595,500

		6,109,837

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A*	38,290	1,371,165

Common Stocks (continued)

	Shares	Market Value

Road & Rail 0.9%
CSX Corp.	116,522	$5,923,978
JB Hunt Transport Services, Inc.	10,699	959,272
Kansas City Southern	13,162	1,185,501
Norfolk Southern Corp.	36,438	4,281,101
Ryder System, Inc.	6,613	449,089
Union Pacific Corp.	102,685	11,496,613

		24,295,554

Semiconductors & Semiconductor Equipment 3.3%
Advanced Micro Devices, Inc.*	97,200	1,292,760
Analog Devices, Inc.	45,396	3,459,175
Applied Materials, Inc.	135,606	5,506,960
Broadcom Ltd.	50,512	11,153,555
Intel Corp.	594,913	21,506,105
KLA-Tencor Corp.	19,503	1,915,585
Lam Research Corp.	20,248	2,932,923
Microchip Technology, Inc. (a)	27,049	2,044,363
Micron Technology, Inc.*	129,806	3,591,732
NVIDIA Corp.	74,252	7,744,483
Qorvo, Inc.*	15,762	1,072,289
QUALCOMM, Inc.	185,322	9,959,204
Skyworks Solutions, Inc.	23,421	2,336,010
Texas Instruments, Inc.	125,388	9,928,222
Xilinx, Inc.	30,825	1,945,366

		86,388,732

Software 4.6%
Activision Blizzard, Inc.	87,153	4,553,744
Adobe Systems, Inc.*	62,700	8,385,498
Autodesk, Inc.*	24,545	2,210,768
CA, Inc.	38,450	1,262,313
Citrix Systems, Inc.*	19,832	1,605,202
Electronic Arts, Inc.*	38,999	3,697,885
Intuit, Inc.	30,455	3,813,271
Microsoft Corp.	973,232	66,627,463
Oracle Corp.	377,342	16,965,296
Red Hat, Inc.*	22,199	1,955,288
salesforce.com, Inc.*	82,455	7,101,025
Symantec Corp.	77,843	2,462,174
Synopsys, Inc.*	18,991	1,399,637

		122,039,564

Specialty Retail 2.4%
Advance Auto Parts, Inc.	9,374	1,332,420
AutoNation, Inc.*	8,448	354,816
AutoZone, Inc.*	3,599	2,491,192
Bed Bath & Beyond, Inc.	19,074	739,118
Best Buy Co., Inc.	33,908	1,756,773
CarMax, Inc.*	23,338	1,365,273
Foot Locker, Inc.	16,650	1,287,711
Gap, Inc. (The)	27,219	713,138
Home Depot, Inc. (The)	153,552	23,969,467

94

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Specialty Retail (continued)
L Brands, Inc.	29,566	$1,561,380
Lowe’s Cos., Inc.	108,775	9,232,822
O’Reilly Automotive, Inc.*	11,578	2,873,081
Ross Stores, Inc.	50,102	3,256,630
Signet Jewelers Ltd.	8,392	552,529
Staples, Inc.	80,461	786,104
Tiffany & Co.	13,655	1,251,481
TJX Cos., Inc. (The)	82,269	6,469,634
Tractor Supply Co.	16,297	1,008,947
Ulta Beauty, Inc.*	7,372	2,074,776

		63,077,292

Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	660,124	94,826,812
Hewlett Packard Enterprise Co.	209,141	3,896,297
HP, Inc.	213,763	4,023,020
NetApp, Inc.	33,867	1,349,600
Seagate Technology plc	37,309	1,571,828
Western Digital Corp.	36,383	3,240,634
Xerox Corp.	105,712	760,069

		109,668,260

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	35,429	1,395,548
Hanesbrands, Inc.	46,921	1,023,347
Michael Kors Holdings Ltd.*	20,990	783,557
NIKE, Inc., Class B	166,659	9,234,575
PVH Corp.	9,964	1,006,663
Ralph Lauren Corp.	6,939	560,116
Under Armour, Inc., Class A* (a)	20,976	450,774
Under Armour, Inc., Class C*	23,331	452,855
VF Corp.	41,457	2,264,796

		17,172,231

Tobacco 1.7%
Altria Group, Inc.	244,805	17,572,103
Philip Morris International, Inc.	195,051	21,619,453
Reynolds American, Inc.	104,591	6,746,119

		45,937,675

Trading Companies & Distributors 0.2%
Fastenal Co.	36,365	1,624,788
United Rentals, Inc.*	10,663	1,169,305
WW Grainger, Inc.	6,744	1,299,569

		4,093,662

Water Utilities 0.1%
American Water Works Co., Inc.	22,503	1,794,839

Total Common Stocks (cost $1,528,633,635)		2,576,264,144

Investment Company 0.0%

	Shares	Market Value

Money Market Fund 0.0%†
Fidelity Investments Money Market Government Portfolio — Institutional Class, 0.65% (b)(c)	349,450	$349,450

Total Investment Company (cost $349,450)		349,450

Repurchase Agreement 0.2%

	Principal Amount

Royal Bank of Canada, 0.77%, Dated 04/28/17, due 05/01/17, repurchase price $4,027,672, collateralized by U.S. Treasury notes, ranging from 1.13% - 1.50%, maturing 05/31/20 - 02/28/21; total market value $4,109,610. (c)(d)	$4,027,413	4,027,413

Total Repurchase Agreement (cost $4,027,413)		4,027,413

Total Investments (cost $1,533,010,498) (e) — 97.5%		2,580,641,007

Other assets in excess of liabilities — 2.5%		67,108,412

NET ASSETS — 100.0%		$2,647,749,419

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $10,875,763, which was collateralized by a money market fund and a repurchase agreement with a value of $349,450 and $4,027,413, respectively, and $6,772,724 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 06/01/17 - 05/15/43; a total value of $11,149,587.

(b)	Represents 7-day effective yield as of April 30, 2017.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2017 was $4,376,863.

(d)	Please refer to Note 2(f) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

95

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Ltd.	Limited

NV	Public Traded Company

plc	Public Limited Company

REIT	Real Estate Investment Trust

At April 30, 2017, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
609	S&P 500 E-Mini	06/16/17	$72,486,225	$610,929

At April 30, 2017, the Fund has $3,056,200 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

96

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide S&P 500 Index Fund
Assets:
Investments, at value* (cost $1,528,983,085)	$2,576,613,594
Repurchase agreement, at value (cost $4,027,413)	4,027,413

Total Investments, at value (total cost $1,533,010,498)	2,580,641,007

Cash	68,242,756
Deposits with broker for futures contracts	3,056,200
Dividends and interest receivable	2,309,509
Security lending income receivable	1,966
Receivable for capital shares issued	441,747
Prepaid expenses	80,393

Total Assets	2,654,773,578

Liabilities:
Payable for capital shares redeemed	1,738,913
Payable for variation margin on futures contracts	169,569
Payable upon return of securities loaned (Note 2)	4,376,863
Accrued expenses and other payables:
Investment advisory fees	250,683
Fund administration fees	88,411
Distribution fees	105,919
Administrative servicing fees	234,294
Accounting and transfer agent fees	2,296
Trustee fees	5,172
Custodian fees	14,308
Compliance program costs (Note 3)	1,278
Professional fees	13,415
Printing fees	4,886
Other	18,152

Total Liabilities	7,024,159

Net Assets	$2,647,749,419

Represented by:
Capital	$1,571,734,164
Accumulated undistributed net investment income	6,567,294
Accumulated net realized gains from investments and futures transactions	21,206,523
Net unrealized appreciation/(depreciation) from investments	1,047,630,509
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	610,929

Net Assets	$2,647,749,419

Net Assets:
Class A Shares	$116,003,869
Class C Shares	37,035,321
Class R Shares	38,866,286
Class R6 Shares	1,841,592,667
Institutional Service Class Shares	302,799,390
Service Class Shares	311,451,886

Total	$2,647,749,419

*	Includes value of securities on loan of $10,875,763 (Note 2).

97

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide S&P 500 Index Fund
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	7,710,600
Class C Shares	2,512,953
Class R Shares	2,590,847
Class R6 Shares	121,421,544
Institutional Service Class Shares	20,013,027
Service Class Shares	20,684,525

Total	174,933,496

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$15.04
Class C Shares (b)	$14.74
Class R Shares	$15.00
Class R6 Shares	$15.17
Institutional Service Class Shares	$15.13
Service Class Shares	$15.06
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$15.96

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

98

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide S&P 500 Index Fund
INVESTMENT INCOME:
Dividend income	$25,684,701
Interest income	121,384
Income from securities lending (Note 2)	29,740

Total Income	25,835,825

EXPENSES:
Investment advisory fees	1,435,557
Fund administration fees	349,031
Distribution fees Class A	137,778
Distribution fees Class C	169,541
Distribution fees Class R	40,613
Distribution fees Service Class	230,457
Administrative servicing fees Class A	93,688
Administrative servicing fees Class C	11,868
Administrative servicing fees Class R	16,583
Administrative servicing fees Institutional Service Class	355,036
Administrative servicing fees Service Class	384,093
Registration and filing fees	35,616
Professional fees	51,771
Printing fees	11,828
Trustee fees	35,193
Custodian fees	44,650
Accounting and transfer agent fees	23,192
Compliance program costs (Note 3)	5,423
Other	66,449

Total Expenses	3,498,367

NET INVESTMENT INCOME	22,337,458

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	71,661,416
Net realized gains from futures transactions (Note 2)	3,114,730

Net realized gains from investments and futures transactions	74,776,146

Net change in unrealized appreciation/(depreciation) from investments	202,444,727
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	983,079

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	203,427,806

Net realized/unrealized gains from investments and futures transactions	278,203,952

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$300,541,410

The accompanying notes are an integral part of these financial statements.

99

Statements of Changes in Net Assets

	Nationwide S&P 500 Index Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$22,337,458	$46,202,745
Net realized gains from investments and futures transactions	74,776,146	133,914,389
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	203,427,806	(101,767,682)

Change in net assets resulting from operations	300,541,410	78,349,452

Distributions to Shareholders From:
Net investment income:
Class A	(1,143,876)	(1,599,324)
Class C	(249,378)	(228,824)
Class R	(124,013)	(34,737)
Class R6 (a)	(20,505,185)	(32,814,237)
Institutional Service Class	(3,100,249)	(4,172,126)
Service Class	(3,243,324)	(5,326,126)
Net realized gains:
Class A	(5,946,442)	(10,013,434)
Class C	(1,774,619)	(2,174,158)
Class R	(333,632)	(200,212)
Class R6 (a)	(87,227,272)	(156,611,550)
Institutional Service Class	(14,708,696)	(21,402,665)
Service Class	(16,784,637)	(33,156,209)

Change in net assets from shareholder distributions	(155,141,323)	(267,733,602)

Change in net assets from capital transactions	141,189,785	53,425,532

Change in net assets	286,589,872	(135,958,618)

Net Assets:
Beginning of period	2,361,159,547	2,497,118,165

End of period	$2,647,749,419	$2,361,159,547

Accumulated undistributed net investment income at end of period	$6,567,294	$12,595,861

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$21,031,398	$37,626,469
Dividends reinvested	6,364,329	10,248,831
Cost of shares redeemed	(21,466,209)	(54,384,875)

Total Class A Shares	5,929,518	(6,509,575)

Class C Shares
Proceeds from shares issued	8,834,864	11,746,562
Dividends reinvested	1,721,855	1,951,410
Cost of shares redeemed	(4,038,960)	(7,149,922)

Total Class C Shares	6,517,759	6,548,050

Class R Shares
Proceeds from shares issued	36,391,795	3,020,536
Dividends reinvested	423,362	234,843
Cost of shares redeemed	(3,203,597)	(864,269)

Total Class R Shares	33,611,560	2,391,110

100

Statements of Changes in Net Assets (Continued)

	Nationwide S&P 500 Index Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$189,350,248	$214,050,067
Dividends reinvested	107,732,457	189,425,787
Cost of shares redeemed	(208,413,482)	(375,370,880)

Total Class R6 Shares	88,669,223	28,104,974

Institutional Service Class Shares
Proceeds from shares issued	29,092,988	46,522,959
Dividends reinvested	17,786,261	25,515,558
Cost of shares redeemed	(36,542,629)	(29,170,224)

Total Institutional Service Class Shares	10,336,620	42,868,293

Service Class Shares
Proceeds from shares issued	14,193,204	66,900,678
Dividends reinvested	20,027,961	38,482,335
Cost of shares redeemed	(38,096,060)	(125,360,333)

Total Service Shares	(3,874,895)	(19,977,320)

Change in net assets from capital transactions	$141,189,785	$53,425,532

SHARE TRANSACTIONS:
Class A Shares
Issued	1,434,835	2,704,046
Reinvested	447,548	754,917
Redeemed	(1,464,058)	(3,954,006)

Total Class A Shares	418,325	(495,043)

Class C Shares
Issued	619,849	853,319
Reinvested	123,563	146,377
Redeemed	(281,827)	(521,126)

Total Class C Shares	461,585	478,570

Class R Shares
Issued	2,457,236	216,948
Reinvested	29,616	17,294
Redeemed	(216,594)	(61,653)

Total Class R Shares	2,270,258	172,589

Class R6 Shares (a)
Issued	12,634,111	14,743,490
Reinvested	7,510,673	13,841,750
Redeemed	(13,945,219)	(27,559,938)

Total Class R6 Shares	6,199,565	1,025,302

101

Statements of Changes in Net Assets (Continued)

	Nationwide S&P 500 Index Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
SHARE TRANSACTIONS: (continued)
Institutional Service Class Shares
Issued	1,978,440	3,319,420
Reinvested	1,243,216	1,868,836
Redeemed	(2,515,689)	(2,047,958)

Total Institutional Service Class Shares	705,967	3,140,298

Service Class Shares
Issued	966,144	4,544,541
Reinvested	1,406,408	2,832,889
Redeemed	(2,605,084)	(9,303,868)

Total Service Shares	(232,532)	(1,926,438)

Total change in shares	9,823,168	2,395,278

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

102

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide S&P 500 Index Fund

		Operations				Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)		Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$14.22	0.11		1.67	1.78	(0.15)	(0.81)	(0.96)	$15.04	12.96%		$116,003,869	0.59%	1.53%		0.59%	5.48%
Year Ended October 31, 2016	$15.27	0.23		0.28	0.51	(0.22)	(1.34)	(1.56)	$14.22	3.88%		$103,686,629	0.60%	1.64%		0.60%	7.87%
Year Ended October 31, 2015	$15.45	0.24	(g)	0.42	0.66	(0.26)	(0.58)	(0.84)	$15.27	4.64%		$118,892,195	0.60%	1.59%	(g)	0.60%	9.70%
Year Ended October 31, 2014	$14.50	0.21		2.03	2.24	(0.22)	(1.07)	(1.29)	$15.45	16.51%	(h)	$124,089,880	0.57%	1.44%		0.57%	3.76%
Year Ended October 31, 2013	$11.73	0.22		2.83	3.05	(0.18)	(0.10)	(0.28)	$14.50	26.50%		$112,594,934	0.57%	1.65%		0.57%	3.67%
Year Ended October 31, 2012	$10.47	0.18		1.32	1.50	(0.17)	(0.07)	(0.24)	$11.73	14.53%		$81,276,957	0.57%	1.63%		0.58%	3.71%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$13.95	0.06		1.65	1.71	(0.11)	(0.81)	(0.92)	$14.74	12.67%		$37,035,321	1.24%	0.89%		1.24%	5.48%
Year Ended October 31, 2016	$15.02	0.13		0.28	0.41	(0.14)	(1.34)	(1.48)	$13.95	3.20%		$28,618,578	1.24%	0.97%		1.24%	7.87%
Year Ended October 31, 2015	$15.22	0.14	(g)	0.41	0.55	(0.17)	(0.58)	(0.75)	$15.02	3.94%		$23,616,808	1.23%	0.93%	(g)	1.23%	9.70%
Year Ended October 31, 2014	$14.30	0.12		2.00	2.12	(0.13)	(1.07)	(1.20)	$15.22	15.84%		$13,434,014	1.22%	0.81%		1.22%	3.76%
Year Ended October 31, 2013	$11.58	0.13		2.81	2.94	(0.12)	(0.10)	(0.22)	$14.30	25.79%		$13,770,861	1.18%	0.98%		1.18%	3.67%
Year Ended October 31, 2012	$10.35	0.11		1.29	1.40	(0.10)	(0.07)	(0.17)	$11.58	13.80%		$5,938,136	1.21%	0.98%		1.21%	3.71%

Class R Shares (i)
Six Months Ended April 30, 2017 (Unaudited)	$14.20	0.08		1.69	1.77	(0.16)	(0.81)	(0.97)	$15.00	12.87%		$38,866,286	0.86%	1.08%		0.86%	5.48%
Year Ended October 31, 2016	$15.25	0.20		0.28	0.48	(0.19)	(1.34)	(1.53)	$14.20	3.69%		$4,552,978	0.81%	1.41%		0.81%	7.87%
Year Ended October 31, 2015	$15.41	0.20	(g)	0.41	0.61	(0.19)	(0.58)	(0.77)	$15.25	4.26%		$2,257,699	0.90%	1.31%	(g)	0.90%	9.70%
Year Ended October 31, 2014	$14.46	0.16		2.03	2.19	(0.17)	(1.07)	(1.24)	$15.41	16.18%		$2,555,336	0.92%	1.09%		0.92%	3.76%
Year Ended October 31, 2013	$11.69	0.17		2.83	3.00	(0.13)	(0.10)	(0.23)	$14.46	26.06%		$2,015,761	0.93%	1.30%		0.93%	3.67%
Year Ended October 31, 2012	$10.45	0.14		1.31	1.45	(0.14)	(0.07)	(0.21)	$11.69	14.18%		$1,463,340	0.92%	1.24%		0.93%	3.71%

Class R6 Shares (j)
Six Months Ended April 30, 2017 (Unaudited)	$14.33	0.14		1.70	1.84	(0.19)	(0.81)	(1.00)	$15.17	13.23%		$1,841,592,667	0.17%	1.93%		0.17%	5.48%
Year Ended October 31, 2016	$15.37	0.29		0.29	0.58	(0.28)	(1.34)	(1.62)	$14.33	4.38%		$1,650,693,124	0.17%	2.05%		0.17%	7.87%
Year Ended October 31, 2015	$15.55	0.31	(g)	0.42	0.73	(0.33)	(0.58)	(0.91)	$15.37	5.06%		$1,755,329,648	0.17%	2.03%	(g)	0.17%	9.70%
Year Ended October 31, 2014	$14.58	0.27		2.05	2.32	(0.28)	(1.07)	(1.35)	$15.55	17.03%		$1,936,643,234	0.17%	1.85%		0.17%	3.76%
Year Ended October 31, 2013	$11.79	0.27		2.85	3.12	(0.23)	(0.10)	(0.33)	$14.58	26.98%		$1,819,663,954	0.19%	2.07%		0.19%	3.67%
Year Ended October 31, 2012	$10.53	0.23		1.31	1.54	(0.21)	(0.07)	(0.28)	$11.79	14.96%		$1,968,477,602	0.21%	2.00%		0.21%	3.71%

Institutional Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$14.29	0.12		1.70	1.82	(0.17)	(0.81)	(0.98)	$15.13	13.13%		$302,799,390	0.42%	1.71%		0.42%	5.48%
Year Ended October 31, 2016	$15.34	0.25		0.28	0.53	(0.24)	(1.34)	(1.58)	$14.29	4.06%		$275,979,416	0.42%	1.79%		0.42%	7.87%
Year Ended October 31, 2015	$15.52	0.27	(g)	0.42	0.69	(0.29)	(0.58)	(0.87)	$15.34	4.81%		$248,015,509	0.42%	1.77%	(g)	0.42%	9.70%
Year Ended October 31, 2014	$14.55	0.23		2.05	2.28	(0.24)	(1.07)	(1.31)	$15.52	16.77%		$220,404,555	0.42%	1.59%		0.42%	3.76%
Year Ended October 31, 2013	$11.77	0.23		2.85	3.08	(0.20)	(0.10)	(0.30)	$14.55	26.65%		$172,046,113	0.44%	1.76%		0.44%	3.67%
Year Ended October 31, 2012	$10.51	0.20		1.32	1.52	(0.19)	(0.07)	(0.26)	$11.77	14.71%		$93,780,481	0.46%	1.74%		0.46%	3.71%

Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$14.23	0.11		1.69	1.80	(0.16)	(0.81)	(0.97)	$15.06	13.03%		$311,451,886	0.57%	1.55%		0.57%	5.48%
Year Ended October 31, 2016	$15.28	0.23		0.28	0.51	(0.22)	(1.34)	(1.56)	$14.23	3.92%		$297,628,822	0.57%	1.65%		0.57%	7.87%
Year Ended October 31, 2015	$15.46	0.25	(g)	0.42	0.67	(0.27)	(0.58)	(0.85)	$15.28	4.67%		$349,006,306	0.57%	1.63%	(g)	0.57%	9.70%
Year Ended October 31, 2014	$14.50	0.21		2.04	2.25	(0.22)	(1.07)	(1.29)	$15.46	16.58%		$390,807,747	0.57%	1.45%		0.57%	3.76%
Year Ended October 31, 2013	$11.73	0.22		2.83	3.05	(0.18)	(0.10)	(0.28)	$14.50	26.44%		$403,929,280	0.59%	1.66%		0.59%	3.67%
Year Ended October 31, 2012	$10.46	0.18		1.32	1.50	(0.16)	(0.07)	(0.23)	$11.73	14.60%		$362,511,511	0.61%	1.60%		0.61%	3.71%

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	During the year ended October 31, 2015, the Fund received a large special dividend distribution from Mylan NV. Had the Fund not received this special dividend distribution, the net investment income per share and ratio of net investment income to average net assets would have been $0.02 and 0.12% lower, respectively.
(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(j)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

103

Fund Overview	Nationwide Small Cap Index Fund

Asset Allocation†

Common Stocks	95.1%
Repurchase Agreement	6.4%
Investment Company	0.6%
Futures Contracts	0.1%
Rights††	0.0%
Liabilities in excess of other assets	(2.2%)
100.0%

Top Industries†††

Banks	10.5%
Equity Real Estate Investment Trusts (REITs)	6.9%
Biotechnology	4.6%
Semiconductors & Semiconductor Equipment	3.8%
Software	3.5%
Machinery	3.1%
Health Care Equipment & Supplies	3.0%
Hotels, Restaurants & Leisure	2.9%
Electronic Equipment, Instruments & Components	2.8%
Chemicals	2.6%
Other Industries*	56.3%
100.0%

Top Holdings†††

Fidelity Investments Money Market Government Portfolio — Institutional Class, 1.02%	0.5%
Advanced Micro Devices, Inc.	0.5%
Chemours Co. (The)	0.4%
Take-Two Interactive Software, Inc.	0.3%
LogMeIn, Inc.	0.3%
Microsemi Corp.	0.3%
Olin Corp.	0.3%
Coherent, Inc.	0.3%
Exelixis, Inc.	0.3%
New Residential Investment Corp.	0.3%
Other Holdings*	96.5%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2017.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

104

Shareholder Expense Example	Nationwide Small Cap Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Small Cap Index Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	1,180.90	3.57	0.66
	Hypothetical	(a)(b)	1,000.00	1,021.52	3.31	0.66
Class C Shares	Actual	(a)	1,000.00	1,177.00	7.34	1.36
	Hypothetical	(a)(b)	1,000.00	1,018.05	6.81	1.36
Class R Shares	Actual	(a)	1,000.00	1,180.50	4.43	0.82
	Hypothetical	(a)(b)	1,000.00	1,020.73	4.11	0.82
Class R6 Shares(c)	Actual	(a)	1,000.00	1,183.20	1.41	0.26
	Hypothetical	(a)(b)	1,000.00	1,023.51	1.30	0.26
Institutional Service Class Shares	Actual	(d)	1,000.00	1,040.20	1.58	0.39
	Hypothetical	(b)(e)	1,000.00	1,022.86	1.96	0.39

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

(d)	Actual expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from December 7, 2016 through April 30, 2017 to reflect the period from commencement of operations.

(e)	Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

105

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks 95.1%

	Shares	Market Value

Aerospace & Defense 1.5%
AAR Corp.	10,013	$360,368
Aerojet Rocketdyne Holdings, Inc.*	18,089	405,374
Aerovironment, Inc.*	6,389	182,534
Astronics Corp.*	5,956	193,630
Axon Enterprise, Inc.* (a)	15,847	389,519
Cubic Corp.	7,654	397,243
Curtiss-Wright Corp.	12,943	1,209,653
DigitalGlobe, Inc.*	19,162	617,016
Ducommun, Inc.*	3,034	89,169
Engility Holdings, Inc.*	5,285	149,830
Esterline Technologies Corp.*	8,969	820,215
KeyW Holding Corp. (The)* (a)	12,690	120,428
KLX, Inc.*	16,001	756,847
Kratos Defense & Security Solutions, Inc.*	19,849	151,249
Mercury Systems, Inc.*	13,649	510,200
Moog, Inc., Class A*	9,695	665,562
National Presto Industries, Inc.	1,481	154,542
Sparton Corp.*	2,791	62,156
Teledyne Technologies, Inc.*	10,111	1,363,266
Triumph Group, Inc.	14,902	390,432
Vectrus, Inc.*	3,148	80,085

		9,069,318

Air Freight & Logistics 0.6%
Air Transport Services Group, Inc.*	14,794	272,062
Atlas Air Worldwide Holdings, Inc.*	7,438	431,404
Echo Global Logistics, Inc.*	8,681	162,769
Forward Air Corp.	9,028	480,019
Hub Group, Inc., Class A*	10,171	398,194
Park-Ohio Holdings Corp.	2,595	102,113
Radiant Logistics, Inc.*	11,369	68,214
XPO Logistics, Inc.*	29,138	1,439,126

		3,353,901

Airlines 0.3%
Allegiant Travel Co.	4,006	582,473
Hawaiian Holdings, Inc.*	16,007	869,180
SkyWest, Inc.	15,237	566,816

		2,018,469

Auto Components 1.1%
American Axle & Manufacturing Holdings, Inc.*	25,482	448,228
Cooper Tire & Rubber Co.	16,770	642,291
Cooper-Standard Holdings, Inc.*	4,484	507,006
Dana, Inc.	45,195	877,687
Dorman Products, Inc.*	8,014	666,364
Fox Factory Holding Corp.*	6,950	208,848
Gentherm, Inc.*	11,020	409,393
Horizon Global Corp.*	7,031	99,067
LCI Industries	7,194	727,673
Modine Manufacturing Co.*	14,583	176,454
Motorcar Parts of America, Inc.*	5,549	168,246
Spartan Motors, Inc.	10,073	83,102
Standard Motor Products, Inc.	6,478	329,277

Common Stocks (continued)

	Shares	Market Value

Auto Components (continued)
Stoneridge, Inc.*	8,434	$165,391
Strattec Security Corp.	1,128	36,265
Superior Industries International, Inc.	7,440	161,820
Tenneco, Inc.	15,498	976,839
Tower International, Inc.	6,208	168,237
Unique Fabricating, Inc. (a)	2,179	25,298
Workhorse Group, Inc.* (a)	3,981	8,121

		6,885,607

Automobiles 0.0%†
Winnebago Industries, Inc.	8,110	232,757

Banks 10.8%
1st Source Corp.	4,847	234,159
Access National Corp.	4,422	125,275
ACNB Corp.	1,673	51,779
Allegiance Bancshares, Inc.*	3,351	130,857
American National Bankshares, Inc.	2,495	95,808
Ameris Bancorp	10,701	504,017
Ames National Corp.	2,667	82,410
Arrow Financial Corp.	3,455	118,334
Atlantic Capital Bancshares, Inc.*	5,265	103,194
Banc of California, Inc. (a)	14,805	321,269
BancFirst Corp.	2,420	232,441
Banco Latinoamericano de Comercio Exterior SA, Class E	9,170	262,996
Bancorp, Inc. (The)*	13,912	89,732
BancorpSouth, Inc.	26,268	799,861
Bank of Marin Bancorp	1,796	113,417
Bank of NT Butterfield & Son Ltd. (The)	3,186	105,935
Bank of the Ozarks, Inc.	26,305	1,248,698
Bankwell Financial Group, Inc.	1,662	60,065
Banner Corp.	9,086	501,547
Bar Harbor Bankshares	4,647	143,081
Berkshire Hills Bancorp, Inc.	10,103	378,863
Blue Hills Bancorp, Inc.	7,449	134,827
BNC Bancorp	12,308	411,703
Boston Private Financial Holdings, Inc.	24,822	387,223
Bridge Bancorp, Inc.	5,534	200,608
Brookline Bancorp, Inc.	21,000	305,550
Bryn Mawr Bank Corp.	4,923	211,197
BSB Bancorp, Inc.*	2,479	72,263
C&F Financial Corp.	873	43,650
Camden National Corp.	4,530	193,658
Capital Bank Financial Corp., Class A	7,375	306,063
Capital City Bank Group, Inc.	3,224	66,447
Carolina Financial Corp.	3,711	114,521
Cascade Bancorp*	9,641	72,115
Cathay General Bancorp	22,504	856,277
CenterState Banks, Inc.	14,741	371,915
Central Pacific Financial Corp.	9,205	287,932
Central Valley Community Bancorp	2,399	54,481
Century Bancorp, Inc., Class A	902	56,871
Chemical Financial Corp.	19,351	918,205
Chemung Financial Corp.	1,041	39,548

106

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
Citizens & Northern Corp.	3,362	$78,167
City Holding Co.	4,420	314,218
CNB Financial Corp.	4,186	100,004
CoBiz Financial, Inc.	11,527	189,389
Codorus Valley Bancorp, Inc.	2,370	68,706
Columbia Banking System, Inc.	17,591	695,020
Community Bank System, Inc.	13,053	730,315
Community Trust Bancorp, Inc.	4,533	203,758
ConnectOne Bancorp, Inc.	9,200	204,240
County Bancorp, Inc.	1,534	42,108
CU Bancorp*	5,058	188,537
Customers Bancorp, Inc.*	7,946	245,770
CVB Financial Corp.	30,670	660,632
Eagle Bancorp, Inc.*	9,273	555,453
Enterprise Bancorp, Inc.	2,725	95,402
Enterprise Financial Services Corp.	6,236	263,471
Equity Bancshares, Inc., Class A*	1,967	62,098
Farmers Capital Bank Corp.	2,241	93,002
Farmers National Banc Corp.	7,591	108,551
FB Financial Corp.* (a)	1,202	43,560
FCB Financial Holdings, Inc., Class A*	9,092	429,597
Fidelity Southern Corp.	6,313	142,169
Financial Institutions, Inc.	4,240	142,040
First Bancorp	5,992	180,000
First BanCorp, Puerto Rico*	36,159	212,615
First Bancorp, Inc.	3,123	84,227
First Busey Corp.	9,366	280,512
First Business Financial Services, Inc.	2,297	61,031
First Citizens BancShares, Inc., Class A	2,300	800,538
First Commonwealth Financial Corp.	26,888	347,124
First Community Bancshares, Inc.	4,762	126,003
First Community Financial Partners, Inc.*	4,409	57,537
First Connecticut Bancorp, Inc.	4,281	114,303
First Financial Bancorp	18,573	513,543
First Financial Bankshares, Inc. (a)	19,344	772,793
First Financial Corp.	3,072	149,914
First Financial Northwest, Inc.	1,952	30,607
First Foundation, Inc.*	8,134	127,704
First Internet Bancorp	1,485	43,882
First Interstate BancSystem, Inc., Class A	5,962	225,066
First Merchants Corp.	12,343	510,753
First Mid-Illinois Bancshares, Inc.	2,396	78,134
First Midwest Bancorp, Inc.	25,179	571,815
First NBC Bank Holding Co.* (a)	5,648	14,967
First Northwest Bancorp*	3,140	51,684
First of Long Island Corp. (The)	6,681	181,723
Flushing Financial Corp.	8,439	248,782
FNB Corp.	93,939	1,337,691
Franklin Financial Network, Inc.*	3,523	142,858
Fulton Financial Corp.	52,171	962,555
German American Bancorp, Inc.	6,403	210,531
Glacier Bancorp, Inc.	23,103	780,419
Great Southern Bancorp, Inc.	3,263	163,639
Great Western Bancorp, Inc.	17,918	738,222

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
Green Bancorp, Inc.*	6,300	$113,400
Guaranty Bancorp	5,510	138,577
Hancock Holding Co.	25,390	1,185,713
Hanmi Financial Corp.	9,511	276,295
HarborOne Bancorp, Inc.*	4,362	90,817
Heartland Financial USA, Inc.	7,074	339,552
Heritage Commerce Corp.	7,942	113,412
Heritage Financial Corp.	8,821	232,874
Hilltop Holdings, Inc.	22,767	633,150
Home BancShares, Inc.	35,533	904,315
HomeTrust Bancshares, Inc.*	5,011	125,275
Hope Bancorp, Inc.	38,920	712,625
Horizon Bancorp	5,968	161,076
IBERIABANK Corp.	14,777	1,172,555
Independent Bank Corp.	14,056	634,848
Independent Bank Group, Inc.	3,335	200,600
International Bancshares Corp.	16,598	620,765
Investors Bancorp, Inc.	87,475	1,211,529
Lakeland Bancorp, Inc.	12,572	244,525
Lakeland Financial Corp.	7,298	333,227
LCNB Corp.	2,804	62,109
LegacyTexas Financial Group, Inc.	13,458	508,847
Live Oak Bancshares, Inc. (a)	5,934	143,306
Macatawa Bank Corp.	8,053	77,067
MainSource Financial Group, Inc.	6,981	238,750
MB Financial, Inc.	22,987	977,177
MBT Financial Corp.	5,296	59,315
Mercantile Bank Corp.	4,836	162,635
Merchants Bancshares, Inc.	1,714	85,357
Midland States Bancorp, Inc.	978	33,741
MidWestOne Financial Group, Inc.	2,519	87,409
MutualFirst Financial, Inc.	1,737	57,234
National Bank Holdings Corp., Class A	7,157	225,947
National Bankshares, Inc. (a)	2,077	87,338
National Commerce Corp.*	2,587	100,117
NBT Bancorp, Inc.	12,843	490,346
Nicolet Bankshares, Inc.*	2,331	114,918
Northrim BanCorp, Inc.	1,957	62,624
OFG Bancorp (a)	13,274	155,306
Old Line Bancshares, Inc.	2,453	68,095
Old National Bancorp	40,288	676,838
Old Second Bancorp, Inc.	8,925	107,100
Opus Bank	5,270	118,839
Orrstown Financial Services, Inc.	2,355	50,515
Pacific Continental Corp.	6,430	160,750
Pacific Mercantile Bancorp *	5,140	39,835
Pacific Premier Bancorp, Inc.*	10,787	394,265
Paragon Commercial Corp.*	317	17,426
Park National Corp.	4,024	424,250
Park Sterling Corp.	16,071	197,673
Peapack Gladstone Financial Corp.	4,788	153,503
Penns Woods Bancorp, Inc.	1,247	52,000
Peoples Bancorp, Inc.	4,962	166,128
Peoples Financial Services Corp. (a)	2,093	94,059

107

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
People’s Utah Bancorp	3,980	$105,072
Pinnacle Financial Partners, Inc.	13,626	872,064
Preferred Bank	3,690	195,533
Premier Financial Bancorp, Inc.	3,157	67,655
PrivateBancorp, Inc.	23,422	1,353,089
Prosperity Bancshares, Inc.	19,726	1,325,587
QCR Holdings, Inc.	3,644	166,166
Renasant Corp.	12,796	542,550
Republic Bancorp, Inc., Class A	2,948	106,069
Republic First Bancorp, Inc.*	14,615	125,689
S&T Bancorp, Inc.	10,335	371,647
Sandy Spring Bancorp, Inc.	7,129	308,329
Seacoast Banking Corp. of Florida*	9,612	232,610
ServisFirst Bancshares, Inc.	13,981	528,482
Shore Bancshares, Inc.	3,582	59,425
Sierra Bancorp	3,539	88,723
Simmons First National Corp., Class A	8,871	484,800
South State Corp.	7,569	667,207
Southern First Bancshares, Inc.*	1,718	57,897
Southern National Bancorp of Virginia, Inc.	3,732	67,960
Southside Bancshares, Inc.	7,939	275,642
Southwest Bancorp, Inc.	5,515	143,114
State Bank Financial Corp.	10,547	283,292
Sterling Bancorp	38,461	894,218
Stock Yards Bancorp, Inc.	6,439	263,999
Stonegate Bank	3,710	170,289
Summit Financial Group, Inc.	2,456	53,713
Sun Bancorp, Inc.	3,433	85,653
Texas Capital Bancshares, Inc.*	14,872	1,131,759
Tompkins Financial Corp.	4,396	363,417
Towne Bank	16,945	549,865
TriCo Bancshares	6,269	222,299
TriState Capital Holdings, Inc.*	6,857	170,739
Triumph Bancorp, Inc.*	4,713	105,571
Trustmark Corp.	20,436	678,884
UMB Financial Corp.	13,131	951,866
Umpqua Holdings Corp.	64,672	1,142,754
Union Bankshares Corp.	13,139	449,879
Union Bankshares, Inc. (a)	1,295	54,455
United Bankshares, Inc.	27,069	1,080,053
United Community Banks, Inc.	21,277	581,926
Univest Corp. of Pennsylvania	7,421	224,856
Valley National Bancorp	75,177	884,082
Veritex Holdings, Inc.*	2,995	80,685
Washington Trust Bancorp, Inc.	4,510	221,892
WashingtonFirst Bankshares, Inc.	2,575	72,435
Webster Financial Corp.	27,206	1,382,337
WesBanco, Inc.	12,162	484,169
West Bancorporation, Inc.	4,769	111,118
Westamerica Bancorp (a)	7,470	410,999
Wintrust Financial Corp.	15,063	1,067,364
Xenith Bankshares, Inc.*	2,354	63,605

		64,865,603

Common Stocks (continued)

	Shares	Market Value

Beverages 0.2%
Boston Beer Co., Inc. (The), Class A* (a)	2,685	$387,580
Coca-Cola Bottling Co. Consolidated	1,431	303,172
Craft Brew Alliance, Inc.*	3,744	50,918
MGP Ingredients, Inc.	3,759	196,821
National Beverage Corp.	3,442	304,927
Primo Water Corp.*	6,470	77,446

		1,320,864

Biotechnology 4.7%
Acceleron Pharma, Inc.*	8,497	280,571
Achillion Pharmaceuticals, Inc.*	35,648	121,560
Acorda Therapeutics, Inc.*	12,905	208,416
Adamas Pharmaceuticals, Inc.* (a)	4,951	81,097
Aduro Biotech, Inc.* (a)	10,752	103,757
Advaxis, Inc.* (a)	10,338	88,493
Adverum Biotechnologies, Inc.*	7,778	22,167
Aevi Genomic Medicine, Inc.*	9,627	15,403
Agenus, Inc.* (a)	21,749	78,079
Aimmune Therapeutics, Inc.* (a)	7,970	154,937
Akebia Therapeutics, Inc.*	10,433	137,507
Alder Biopharmaceuticals, Inc.*	14,193	284,570
AMAG Pharmaceuticals, Inc.*	10,593	258,469
Amicus Therapeutics, Inc.*	42,690	327,859
AnaptysBio, Inc.* (a)	1,113	29,695
Anavex Life Sciences Corp.* (a)	9,509	53,536
Anthera Pharmaceuticals, Inc.* (a)	15,387	5,078
Applied Genetic Technologies Corp.*	3,463	19,393
Aptevo Therapeutics, Inc.*	6,136	12,272
Ardelyx, Inc.*	9,599	128,627
Arena Pharmaceuticals, Inc.*	72,479	97,122
Argos Therapeutics, Inc.* (a)	4,401	1,892
Array BioPharma, Inc.* (a)	50,762	440,107
Arrowhead Pharmaceuticals, Inc.* (a)	23,240	36,022
Asterias Biotherapeutics, Inc.* (a)	8,032	29,718
Atara Biotherapeutics, Inc.* (a)	7,028	120,179
Athersys, Inc.* (a)	34,207	50,626
Avexis, Inc.* (a)	1,800	144,900
Axovant Sciences Ltd.* (a)	7,162	173,607
Bellicum Pharmaceuticals, Inc.* (a)	6,152	82,252
BioCryst Pharmaceuticals, Inc.*	24,631	156,161
BioSpecifics Technologies Corp.*	1,655	93,888
BioTime, Inc.* (a)	20,096	68,326
Bluebird Bio, Inc.*	12,153	1,081,009
Blueprint Medicines Corp.*	8,596	400,402
Cara Therapeutics, Inc.* (a)	5,945	94,466
Celldex Therapeutics, Inc.* (a)	28,900	96,237
Cellular Biomedicine Group, Inc.*	3,749	40,489
ChemoCentryx, Inc.*	6,652	48,160
Chimerix, Inc.*	12,523	74,888
Cidara Therapeutics, Inc.* (a)	3,762	29,156
Clovis Oncology, Inc.*	11,088	641,884
Coherus Biosciences, Inc.*	9,807	188,294
Concert Pharmaceuticals, Inc.*	4,981	79,048
Corvus Pharmaceuticals, Inc.* (a)	1,109	11,012

108

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
Curis, Inc.*	33,942	$82,140
Cytokinetics, Inc.*	10,278	168,559
CytomX Therapeutics, Inc.*	6,220	97,716
CytRx Corp.* (a)	23,158	11,783
Dimension Therapeutics, Inc.*	4,265	6,611
Dynavax Technologies Corp.* (a)	11,249	62,432
Eagle Pharmaceuticals, Inc.* (a)	2,658	240,788
Edge Therapeutics, Inc.* (a)	4,891	50,769
Editas Medicine, Inc.* (a)	1,962	36,984
Eiger BioPharmaceuticals, Inc.*	1,180	9,322
Emergent BioSolutions, Inc.*	9,865	295,062
Enanta Pharmaceuticals, Inc.*	4,843	153,765
Epizyme, Inc.*	12,199	220,192
Esperion Therapeutics, Inc.* (a)	4,275	152,831
Exact Sciences Corp.* (a)	32,051	961,851
Exelixis, Inc.*	68,146	1,526,470
FibroGen, Inc.*	15,865	444,220
Five Prime Therapeutics, Inc.*	8,188	285,434
Flexion Therapeutics, Inc.*	8,029	163,872
Fortress Biotech, Inc.* (a)	11,698	42,581
Foundation Medicine, Inc.* (a)	4,075	144,663
Galena Biopharma, Inc.*	3,325	1,962
Genomic Health, Inc.*	5,685	186,809
Geron Corp.* (a)	45,781	117,199
Global Blood Therapeutics, Inc.* (a)	5,733	165,970
GlycoMimetics, Inc.*	3,488	14,998
Halozyme Therapeutics, Inc.* (a)	33,039	460,564
Heron Therapeutics, Inc.* (a)	11,320	173,762
Idera Pharmaceuticals, Inc.* (a)	27,039	63,542
Ignyta, Inc.*	8,595	76,066
Immune Design Corp.* (a)	4,474	29,305
ImmunoGen, Inc.* (a)	25,420	110,323
Immunomedics, Inc.* (a)	29,302	167,900
Infinity Pharmaceuticals, Inc.*	10,367	22,289
Inotek Pharmaceuticals Corp.* (a)	6,323	12,646
Inovio Pharmaceuticals, Inc.* (a)	20,094	126,391
Insmed, Inc.*	18,538	342,026
Insys Therapeutics, Inc.* (a)	7,135	80,269
Intellia Therapeutics, Inc.* (a)	1,762	25,672
Invitae Corp.* (a)	8,079	89,111
Ironwood Pharmaceuticals, Inc.*	39,206	639,842
Jounce Therapeutics, Inc.*	1,455	41,206
Karyopharm Therapeutics, Inc.*	8,022	81,985
Keryx Biopharmaceuticals, Inc.* (a)	23,872	141,322
Kite Pharma, Inc.*	13,004	1,067,368
La Jolla Pharmaceutical Co.* (a)	4,215	122,235
Lexicon Pharmaceuticals, Inc.* (a)	13,115	204,725
Ligand Pharmaceuticals, Inc.* (a)	5,776	642,118
Lion Biotechnologies, Inc.*	17,121	117,279
Loxo Oncology, Inc.*	4,721	217,449
MacroGenics, Inc.*	9,889	213,701
MannKind Corp.* (a)	19,589	17,113
MediciNova, Inc.*	8,941	51,411
Merrimack Pharmaceuticals, Inc.* (a)	37,915	126,257

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
MiMedx Group, Inc.* (a)	31,093	$394,570
Minerva Neurosciences, Inc.* (a)	6,256	47,546
Mirati Therapeutics, Inc.*	4,290	19,520
Momenta Pharmaceuticals, Inc.*	19,622	281,576
Myovant Sciences Ltd.* (a)	1,834	23,824
Myriad Genetics, Inc.* (a)	20,462	376,296
NantKwest, Inc.* (a)	5,920	18,648
Natera, Inc.*	7,792	70,518
NewLink Genetics Corp.* (a)	6,546	122,345
Novavax, Inc.* (a)	81,570	66,569
OncoMed Pharmaceuticals, Inc.*	6,358	25,051
Ophthotech Corp.*	9,114	27,069
Organovo Holdings, Inc.* (a)	29,999	86,997
Otonomy, Inc.*	7,269	97,041
OvaScience, Inc.* (a)	11,481	17,336
PDL BioPharma, Inc.	50,459	113,533
Pfenex, Inc.*	5,184	24,935
PharmAthene, Inc.	19,224	13,972
Portola Pharmaceuticals, Inc.*	14,905	596,051
Progenics Pharmaceuticals, Inc.*	21,531	170,526
Protagonist Therapeutics, Inc.*	2,244	22,709
Proteostasis Therapeutics, Inc.* (a)	2,231	13,486
Prothena Corp. plc * (a)	10,527	569,827
PTC Therapeutics, Inc.*	10,074	122,399
Puma Biotechnology, Inc.* (a)	8,479	344,247
Ra Pharmaceuticals, Inc.*	1,801	42,504
Radius Health, Inc.* (a)	9,565	373,705
REGENXBIO, Inc.*	6,179	129,141
Regulus Therapeutics, Inc.* (a)	9,590	14,865
Repligen Corp.*	10,250	377,098
Retrophin, Inc.*	10,745	210,495
Rigel Pharmaceuticals, Inc.*	34,993	104,629
Sage Therapeutics, Inc.*	9,136	648,656
Sangamo Therapeutics, Inc.*	21,000	100,800
Sarepta Therapeutics, Inc.*	15,205	551,333
Seres Therapeutics, Inc.* (a)	5,387	52,954
Sorrento Therapeutics, Inc.* (a)	7,351	14,334
Spark Therapeutics, Inc.*	5,792	335,762
Spectrum Pharmaceuticals, Inc.*	23,523	179,010
Stemline Therapeutics, Inc.* (a)	7,158	63,706
Syndax Pharmaceuticals, Inc.*	1,620	15,374
Synergy Pharmaceuticals, Inc.* (a)	58,965	242,936
Synthetic Biologics, Inc.*	27,269	15,543
T2 Biosystems, Inc.* (a)	5,131	24,680
TESARO, Inc.*	8,674	1,280,196
TG Therapeutics, Inc.* (a)	11,522	127,318
Tokai Pharmaceuticals, Inc.* (a)	3,748	2,292
Trevena, Inc.*	12,990	42,477
Trovagene, Inc.* (a)	6,569	6,109
Ultragenyx Pharmaceutical, Inc.*	11,437	736,428
Vanda Pharmaceuticals, Inc.*	11,489	175,207
Veracyte, Inc.*	5,285	44,764
Versartis, Inc.*	9,303	171,175
Vital Therapies, Inc.* (a)	7,709	30,836

109

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
Voyager Therapeutics, Inc.* (a)	3,298	$34,431
vTv Therapeutics, Inc., Class A*	3,134	17,268
XBiotech, Inc.* (a)	5,325	57,936
Xencor, Inc.*	10,958	281,292
Zafgen, Inc.*	6,542	31,925
ZIOPHARM Oncology, Inc.* (a)	36,860	259,494

		28,263,455

Building Products 1.2%
AAON, Inc.	12,249	448,926
Advanced Drainage Systems, Inc.	10,278	236,908
American Woodmark Corp.*	4,184	384,510
Apogee Enterprises, Inc.	8,595	468,427
Armstrong Flooring, Inc.*	7,104	136,326
Builders FirstSource, Inc.*	25,441	407,310
Caesarstone Ltd.*	7,135	283,260
Continental Building Products, Inc.*	10,621	258,621
CSW Industrials, Inc.*	4,370	154,698
Gibraltar Industries, Inc.*	9,542	374,523
Griffon Corp.	9,032	216,768
Insteel Industries, Inc.	5,263	183,205
JELD-WEN Holding, Inc.*	7,115	235,008
Masonite International Corp.*	9,209	766,189
NCI Building Systems, Inc.*	8,256	144,480
Patrick Industries, Inc.*	4,653	330,596
PGT Innovations, Inc.*	14,088	153,559
Ply Gem Holdings, Inc.*	6,695	128,879
Quanex Building Products Corp.	10,183	207,733
Simpson Manufacturing Co., Inc.	12,576	524,545
Trex Co., Inc.*	8,950	655,051
Universal Forest Products, Inc.	6,005	572,216

		7,271,738

Capital Markets 1.4%
Actua Corp.*	10,894	152,516
Arlington Asset Investment Corp., Class A (a)	6,847	99,692
Associated Capital Group, Inc., Class A	1,342	45,158
B. Riley Financial, Inc.	3,056	45,993
BGC Partners, Inc., Class A	66,047	751,615
Cohen & Steers, Inc.	6,321	252,208
Cowen Group, Inc., Class A*	7,755	123,304
Diamond Hill Investment Group, Inc.	915	184,967
Evercore Partners, Inc., Class A	11,841	873,274
FBR & Co.	2,032	36,779
Fifth Street Asset Management, Inc. (a)	2,465	11,586
Financial Engines, Inc.	16,204	688,670
GAIN Capital Holdings, Inc.	11,035	78,238
GAMCO Investors, Inc., Class A	1,385	39,750
Greenhill & Co., Inc.	8,286	209,636
Hennessy Advisors, Inc.	1,561	26,553
Houlihan Lokey, Inc.	6,316	211,839
INTL. FCStone, Inc.*	4,462	166,656
Investment Technology Group, Inc.	9,991	198,921
Janus Capital Group, Inc.	43,843	598,895
KCG Holdings, Inc., Class A*	11,046	219,815

Common Stocks (continued)

	Shares	Market Value

Capital Markets (continued)
Ladenburg Thalmann Financial Services, Inc.*	30,915	$85,944
Manning & Napier, Inc.	5,097	29,563
Medley Management, Inc., Class A	1,529	11,773
Moelis & Co., Class A	6,819	250,257
OM Asset Management plc	12,556	195,371
Oppenheimer Holdings, Inc., Class A	2,976	51,485
Piper Jaffray Cos.	4,395	275,127
PJT Partners, Inc., Class A	5,429	188,169
Pzena Investment Management, Inc., Class A	4,591	47,241
Safeguard Scientifics, Inc.*	6,092	77,368
Silvercrest Asset Management Group, Inc., Class A	2,243	30,617
Stifel Financial Corp.*	19,456	950,815
Virtu Financial, Inc., Class A	7,623	117,394
Virtus Investment Partners, Inc.	1,491	158,642
Waddell & Reed Financial, Inc., Class A (a)	24,070	433,019
Walter Investment Management Corp.* (a)	7,107	7,604
Westwood Holdings Group, Inc.	2,317	129,289
WisdomTree Investments, Inc. (a)	34,850	290,998

		8,346,741

Chemicals 2.6%
A Schulman, Inc.	8,656	273,962
AgroFresh Solutions, Inc.* (a)	7,600	42,636
American Vanguard Corp.	8,897	149,025
Balchem Corp.	9,537	774,023
Calgon Carbon Corp.	15,267	222,135
Chase Corp.	2,191	224,578
Chemours Co. (The)	54,865	2,210,511
Codexis, Inc.*	9,659	42,500
Ferro Corp.*	25,244	452,373
Flotek Industries, Inc.* (a)	16,752	201,192
FutureFuel Corp.	7,422	114,744
GCP Applied Technologies, Inc.*	21,499	707,317
Hawkins, Inc.	2,960	151,256
HB Fuller Co.	15,183	802,118
Ingevity Corp.*	12,913	816,489
Innophos Holdings, Inc.	5,845	280,209
Innospec, Inc.	7,147	471,702
KMG Chemicals, Inc.	2,648	139,152
Koppers Holdings, Inc.*	6,141	260,685
Kraton Corp.*	8,988	293,997
Kronos Worldwide, Inc.	7,033	123,218
LSB Industries, Inc.* (a)	6,241	68,776
Minerals Technologies, Inc.	10,514	827,452
Olin Corp.	49,121	1,578,258
OMNOVA Solutions, Inc.*	12,916	122,702
PolyOne Corp.	25,433	997,228
Quaker Chemical Corp.	3,914	565,964
Rayonier Advanced Materials, Inc.	13,076	173,257
Sensient Technologies Corp.	12,776	1,045,077
Stepan Co.	5,944	504,051
TerraVia Holdings, Inc.* (a)	21,988	10,370
Trecora Resources *	6,136	67,803

110

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Chemicals (continued)
Tredegar Corp.	7,763	$133,135
Trinseo SA	8,266	548,862
Tronox Ltd., Class A	19,867	328,004
Valhi, Inc.	6,575	21,829

		15,746,590

Commercial Services & Supplies 2.3%
ABM Industries, Inc.	16,904	730,084
ACCO Brands Corp.*	32,269	459,833
Advanced Disposal Services, Inc.*	6,727	159,968
Aqua Metals, Inc.* (a)	3,752	61,908
ARC Document Solutions, Inc.*	13,495	49,662
Brady Corp., Class A	13,870	540,236
Brink’s Co. (The)	13,669	839,277
Casella Waste Systems, Inc., Class A*	11,858	178,463
CECO Environmental Corp.	8,907	100,560
Deluxe Corp.	14,273	1,026,371
Ennis, Inc.	7,752	136,435
Essendant, Inc.	11,486	191,816
Healthcare Services Group, Inc.	20,356	934,544
Heritage-Crystal Clean, Inc.*	4,278	64,384
Herman Miller, Inc.	18,126	599,971
HNI Corp.	13,737	642,342
InnerWorkings, Inc.*	11,749	124,422
Interface, Inc.	19,579	389,622
Kimball International, Inc., Class B	11,050	196,358
Knoll, Inc.	14,555	348,738
Matthews International Corp., Class A	9,694	664,524
McGrath RentCorp	7,124	247,986
Mobile Mini, Inc.	13,416	385,039
MSA Safety, Inc.	9,418	733,191
Multi-Color Corp.	4,133	317,414
NL Industries, Inc.*	2,997	24,276
Quad/Graphics, Inc.	8,629	226,598
SP Plus Corp.*	5,249	180,828
Steelcase, Inc., Class A	26,077	444,613
Team, Inc.*	8,769	235,886
Tetra Tech, Inc.	17,525	770,224
TRC Cos., Inc.*	5,564	97,370
UniFirst Corp.	4,573	636,562
US Ecology, Inc.	6,619	312,086
Viad Corp.	6,155	278,206
VSE Corp.	2,608	111,231
West Corp.	13,217	352,762

		13,793,790

Communications Equipment 1.7%
Acacia Communications, Inc.* (a)	1,582	72,519
ADTRAN, Inc.	14,858	297,160
Aerohive Networks, Inc.*	7,081	27,403
Applied Optoelectronics, Inc.* (a)	5,276	260,582
Bel Fuse, Inc., Class B	2,735	66,187
Black Box Corp.	4,411	43,669
CalAmp Corp.*	10,516	188,657

Common Stocks (continued)

	Shares	Market Value

Communications Equipment (continued)
Calix, Inc.*	12,291	$82,350
Ciena Corp.*	41,672	954,706
Clearfield, Inc.* (a)	3,294	46,610
Comtech Telecommunications Corp.	6,738	94,399
Digi International, Inc.*	7,842	97,241
EMCORE Corp.	7,950	71,550
Extreme Networks, Inc.*	32,184	251,518
Finisar Corp.*	32,610	744,812
Harmonic, Inc.*	23,158	134,316
Infinera Corp.*	42,588	422,473
InterDigital, Inc.	10,530	946,647
KVH Industries, Inc.*	4,446	35,568
Lumentum Holdings, Inc.*	15,319	654,887
NETGEAR, Inc.*	9,820	463,013
NetScout Systems, Inc.*	26,418	994,638
Oclaro, Inc.* (a)	33,939	271,851
Plantronics, Inc.	10,053	548,894
Quantenna Communications, Inc.* (a)	887	16,321
ShoreTel, Inc.*	20,372	133,437
Silicom Ltd.	1,706	92,516
Sonus Networks, Inc.*	14,477	111,183
Ubiquiti Networks, Inc.* (a)	7,867	405,308
ViaSat, Inc.*	15,675	1,003,670
Viavi Solutions, Inc.*	71,127	711,270

		10,245,355

Construction & Engineering 1.0%
Aegion Corp.*	10,488	239,336
Ameresco, Inc., Class A*	6,101	39,352
Argan, Inc.	4,064	271,678
Comfort Systems USA, Inc.	11,250	412,875
Dycom Industries, Inc.*	9,282	980,736
EMCOR Group, Inc.	17,669	1,161,560
Granite Construction, Inc.	11,985	631,729
Great Lakes Dredge & Dock Corp.*	18,043	82,096
HC2 Holdings, Inc.*	10,066	58,786
IES Holdings, Inc.*	2,174	43,480
Layne Christensen Co.* (a)	5,166	41,173
MasTec, Inc.*	20,100	887,415
MYR Group, Inc.*	4,383	185,226
NV5 Global, Inc.*	2,106	81,502
Orion Group Holdings, Inc.*	8,235	62,174
Primoris Services Corp.	12,186	279,912
Tutor Perini Corp.*	11,451	353,263

		5,812,293

Construction Materials 0.3%
Forterra, Inc.*	4,897	94,218
Headwaters, Inc.*	22,102	525,144
Summit Materials, Inc., Class A*	32,326	829,485
United States Lime & Minerals, Inc.	616	48,738
US Concrete, Inc.* (a)	4,351	269,762

		1,767,347

111

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Consumer Finance 0.5%
Encore Capital Group, Inc.* (a)	7,219	$240,754
Enova International, Inc.*	8,189	116,284
EZCORP, Inc., Class A*	15,335	138,782
FirstCash, Inc.	14,417	748,963
Green Dot Corp., Class A*	12,924	443,164
LendingClub Corp.*	99,759	583,590
Nelnet, Inc., Class A	6,132	276,001
PRA Group, Inc.*	13,966	449,705
Regional Management Corp.*	3,223	63,912
World Acceptance Corp.*	1,838	97,230

		3,158,385

Containers & Packaging 0.1%
Greif, Inc., Class A	7,757	454,715
Greif, Inc., Class B	1,734	116,785
Multi Packaging Solutions International Ltd.*	6,225	111,739
Myers Industries, Inc.	6,568	107,058
UFP Technologies, Inc.*	1,738	46,405

		836,702

Distributors 0.1%
Core-Mark Holding Co., Inc.	13,839	484,642
Weyco Group, Inc.	2,081	58,185

		542,827

Diversified Consumer Services 1.0%
American Public Education, Inc.*	4,694	103,737
Ascent Capital Group, Inc., Class A*	3,072	39,352
Bridgepoint Education, Inc.*	5,693	69,455
Bright Horizons Family Solutions, Inc.*	13,324	1,014,223
Cambium Learning Group, Inc.*	4,843	23,585
Capella Education Co.	3,431	326,974
Career Education Corp.*	20,559	208,674
Carriage Services, Inc.	4,492	122,856
Chegg, Inc.* (a)	23,818	214,600
Collectors Universe, Inc.	2,361	64,479
DeVry Education Group, Inc.	18,977	718,280
Grand Canyon Education, Inc.*	13,165	989,481
Houghton Mifflin Harcourt Co.*	37,548	431,802
K12, Inc.*	10,422	196,455
Laureate Education, Inc., Class A*	8,354	115,369
Liberty Tax, Inc. (a)	2,264	31,809
Regis Corp.*	11,259	122,836
Sotheby’s * (a)	14,999	710,353
Strayer Education, Inc.	3,201	277,559
Weight Watchers International, Inc.*	8,367	174,703

		5,956,582

Diversified Financial Services 0.1%
FNFV Group *	20,044	274,603
Marlin Business Services Corp.	2,354	59,909
NewStar Financial, Inc.	6,105	65,568

Common Stocks (continued)

	Shares	Market Value

Diversified Financial Services (continued)
On Deck Capital, Inc.* (a)	14,467	$68,718
PICO Holdings, Inc.*	6,333	101,961
Tiptree, Inc.	6,902	48,659

		619,418

Diversified Telecommunication Services 0.6%
ATN International, Inc.	3,168	219,194
Cincinnati Bell, Inc.*	12,830	241,845
Cogent Communications Holdings, Inc.	12,577	565,965
Consolidated Communications Holdings, Inc. (a)	15,022	355,571
FairPoint Communications, Inc.*	6,491	110,671
General Communication, Inc., Class A*	8,088	302,815
Globalstar, Inc.* (a)	123,515	235,914
Hawaiian Telcom Holdco, Inc.*	1,866	47,490
IDT Corp., Class B	5,265	79,975
Intelsat SA * (a)	11,505	33,940
Iridium Communications, Inc.* (a)	24,935	264,311
Lumos Networks Corp.*	5,745	102,893
ORBCOMM, Inc.*	20,179	194,525
pdvWireless, Inc.* (a)	2,971	76,206
Straight Path Communications, Inc., Class B*	2,920	376,271
Vonage Holdings Corp.*	58,028	389,368
Windstream Holdings, Inc. (a)	50,694	279,831

		3,876,785

Electric Utilities 1.0%
ALLETE, Inc.	14,672	1,025,720
El Paso Electric Co.	12,255	632,358
Genie Energy Ltd., Class B	4,876	38,764
IDACORP, Inc.	15,114	1,277,435
MGE Energy, Inc.	10,604	681,837
Otter Tail Corp.	11,497	454,131
PNM Resources, Inc.	24,268	903,983
Portland General Electric Co.	26,758	1,213,208
Spark Energy, Inc., Class A (a)	1,469	52,737

		6,280,173

Electrical Equipment 0.6%
Allied Motion Technologies, Inc.	1,933	43,763
American Superconductor Corp.* (a)	4,095	21,335
Atkore International Group, Inc.*	3,645	95,718
AZZ, Inc.	7,857	463,956
Babcock & Wilcox Enterprises, Inc.*	13,582	127,263
Encore Wire Corp.	6,082	268,824
Energous Corp.* (a)	4,488	56,639
EnerSys	12,466	1,036,049
FuelCell Energy, Inc.* (a)	10,666	12,266
Generac Holdings, Inc.*	17,706	622,720
General Cable Corp.	14,651	263,718
LSI Industries, Inc.	7,032	63,780
Plug Power, Inc.* (a)	54,558	122,210
Powell Industries, Inc.	2,602	89,743

112

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Electrical Equipment (continued)
Preformed Line Products Co.	688	$36,416
Sunrun, Inc.* (a)	19,150	101,303
Thermon Group Holdings, Inc.*	9,755	199,978
TPI Composites, Inc.* (a)	1,586	31,165
Vicor Corp.*	5,014	90,252

		3,747,098

Electronic Equipment, Instruments & Components 2.9%
Agilysys, Inc.*	4,943	48,936
Anixter International, Inc.*	8,793	717,069
AVX Corp.	14,340	242,489
Badger Meter, Inc.	8,490	337,478
Belden, Inc.	12,722	886,723
Benchmark Electronics, Inc.*	14,988	475,120
Coherent, Inc.*	7,209	1,554,260
Control4 Corp.*	5,975	100,978
CTS Corp.	9,695	214,260
Daktronics, Inc.	11,232	106,255
Electro Scientific Industries, Inc.*	7,628	53,243
ePlus, Inc.*	3,810	271,463
Fabrinet*	10,578	366,739
FARO Technologies, Inc.*	4,879	178,815
Gerber Scientific, Inc. CVR * (b)	11,566	0
II-VI, Inc.*	18,038	597,960
Insight Enterprises, Inc.*	11,123	468,278
InvenSense, Inc.*	24,806	319,005
Itron, Inc.*	10,129	656,866
Kimball Electronics, Inc.*	8,735	150,679
Knowles Corp.*	26,732	473,958
Littelfuse, Inc.	6,484	999,509
Maxwell Technologies, Inc.* (a)	8,927	54,455
Mesa Laboratories, Inc.	913	127,656
Methode Electronics, Inc.	11,064	492,901
MTS Systems Corp.	5,058	234,944
Novanta, Inc.*	9,603	269,364
OSI Systems, Inc.*	5,302	410,375
Park Electrochemical Corp.	5,856	101,426
PC Connection, Inc.	3,314	95,244
Plexus Corp.*	10,095	524,839
Radisys Corp.*	10,632	42,634
Rogers Corp.*	5,462	562,258
Sanmina Corp.*	22,272	829,632
ScanSource, Inc.*	7,592	299,884
SYNNEX Corp.	8,505	922,197
Systemax, Inc.	3,402	45,042
Tech Data Corp.*	10,048	961,091
TTM Technologies, Inc.*	21,967	367,508
Universal Display Corp.	12,291	1,098,201
Vishay Intertechnology, Inc.	41,366	676,334
Vishay Precision Group, Inc.*	3,683	63,348

		17,399,416

Common Stocks (continued)

	Shares	Market Value

Energy Equipment & Services 0.9%
Archrock, Inc.	21,105	$249,039
Atwood Oceanics, Inc.*	20,550	160,907
Bristow Group, Inc.	10,190	136,240
CARBO Ceramics, Inc.* (a)	7,242	49,753
Dawson Geophysical Co.*	5,678	28,560
Era Group, Inc.*	5,712	72,600
Exterran Corp.*	9,612	263,080
Fairmount Santrol Holdings, Inc.* (a)	27,577	142,297
Forum Energy Technologies, Inc.*	19,138	323,432
Geospace Technologies Corp.*	3,945	65,250
Helix Energy Solutions Group, Inc.*	40,010	244,861
Hornbeck Offshore Services, Inc.* (a)	11,219	38,257
Independence Contract Drilling, Inc.*	8,687	40,047
Keane Group, Inc.* (a)	8,901	123,012
Mammoth Energy Services, Inc.*	1,672	32,270
Matrix Service Co.*	8,249	96,926
McDermott International, Inc.*	73,366	479,814
Natural Gas Services Group, Inc.*	3,785	103,709
Newpark Resources, Inc.*	24,732	189,200
Oil States International, Inc.*	15,563	462,999
Parker Drilling Co.*	36,573	60,345
PHI, Inc. (Non-Voting) *	3,551	41,653
Pioneer Energy Services Corp.*	22,659	69,110
RigNet, Inc.* (a)	3,844	75,342
SEACOR Holdings, Inc.*	4,828	317,006
Seadrill Ltd.*	114,759	79,161
Smart Sand, Inc.*	3,057	37,234
Tesco Corp.*	13,961	91,445
TETRA Technologies, Inc.*	31,979	106,490
Tidewater, Inc.* (a)	15,395	13,494
Unit Corp.*	15,337	329,592
US Silica Holdings, Inc.	22,108	917,482
Willbros Group, Inc.*	15,145	41,649

		5,482,256

Equity Real Estate Investment Trusts (REITs) 7.0%
Acadia Realty Trust	24,292	706,411
Agree Realty Corp.	7,671	371,890
Alexander’s, Inc.	645	280,452
American Assets Trust, Inc.	11,872	508,478
Armada Hoffler Properties, Inc.	10,286	146,678
Ashford Hospitality Prime, Inc.	7,082	74,998
Ashford Hospitality Trust, Inc.	24,233	151,456
Bluerock Residential Growth REIT, Inc.	6,132	76,405
CareTrust REIT, Inc.	19,507	332,009
CatchMark Timber Trust, Inc., Class A	11,769	137,815
CBL & Associates Properties, Inc.	51,294	474,469
Cedar Realty Trust, Inc.	24,938	134,166
Chatham Lodging Trust	11,139	215,651
Chesapeake Lodging Trust	18,020	420,046
City Office REIT, Inc.	8,022	100,676
Colony Starwood Homes	21,385	739,279
Community Healthcare Trust, Inc.	3,866	95,568

113

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Equity Real Estate Investment Trusts (REITs) (continued)
CorEnergy Infrastructure Trust, Inc.	3,727	$135,961
CoreSite Realty Corp.	10,197	997,776
Cousins Properties, Inc.	105,175	892,936
DiamondRock Hospitality Co.	61,069	672,370
DuPont Fabros Technology, Inc.	22,320	1,150,596
Easterly Government Properties, Inc.	9,831	197,800
EastGroup Properties, Inc.	9,605	751,591
Education Realty Trust, Inc.	22,333	865,850
Farmland Partners, Inc.	5,793	63,144
FelCor Lodging Trust, Inc.	41,449	321,230
First Industrial Realty Trust, Inc.	35,300	993,342
First Potomac Realty Trust	17,217	189,387
Four Corners Property Trust, Inc.	18,294	426,799
Franklin Street Properties Corp.	31,701	384,533
GEO Group, Inc. (The)	36,336	1,210,716
Getty Realty Corp.	8,186	209,562
Gladstone Commercial Corp.	7,354	163,994
Global Medical REIT, Inc.	4,371	40,519
Global Net Lease, Inc.	20,238	478,224
Government Properties Income Trust	21,253	453,114
Gramercy Property Trust	41,163	1,143,920
Healthcare Realty Trust, Inc.	33,237	1,090,174
Hersha Hospitality Trust	9,514	175,438
Hudson Pacific Properties, Inc.	36,161	1,242,492
Independence Realty Trust, Inc.	18,332	168,654
InfraREIT, Inc.	12,263	234,223
Investors Real Estate Trust	37,493	221,584
iStar, Inc.*	20,504	250,764
Kite Realty Group Trust	25,045	509,916
LaSalle Hotel Properties	32,403	925,430
Lexington Realty Trust	69,956	711,453
LTC Properties, Inc.	11,454	547,959
Mack-Cali Realty Corp.	27,112	733,380
MedEquities Realty Trust, Inc.	6,353	75,092
Medical Properties Trust, Inc.	87,220	1,139,965
Monmouth Real Estate Investment Corp.	20,336	305,040
Monogram Residential Trust, Inc.	51,280	522,030
National Health Investors, Inc.	11,330	829,016
National Storage Affiliates Trust	10,776	264,012
New Senior Investment Group, Inc.	23,698	246,933
NexPoint Residential Trust, Inc.	5,591	134,240
NorthStar Realty Europe Corp.	16,475	191,604
One Liberty Properties, Inc.	3,802	92,313
Parkway, Inc.	12,855	259,028
Pebblebrook Hotel Trust	21,714	646,209
Pennsylvania REIT	20,707	286,792
Physicians Realty Trust	45,430	892,245
Potlatch Corp.	12,330	555,467
Preferred Apartment Communities, Inc., Class A	7,250	102,588
PS Business Parks, Inc.	5,992	728,268
QTS Realty Trust, Inc., Class A	14,228	760,344
RAIT Financial Trust	24,297	74,592

Common Stocks (continued)

	Shares	Market Value

Equity Real Estate Investment Trusts (REITs) (continued)
Ramco-Gershenson Properties Trust	23,902	$318,614
Retail Opportunity Investments Corp.	32,670	673,002
Rexford Industrial Realty, Inc.	19,940	497,304
RLJ Lodging Trust	37,028	795,732
Ryman Hospitality Properties, Inc.	13,204	842,151
Sabra Health Care REIT, Inc.	19,587	532,571
Saul Centers, Inc.	2,920	175,346
Select Income REIT	19,221	481,678
Seritage Growth Properties, Class A	7,566	313,989
Silver Bay Realty Trust Corp.	9,940	213,014
STAG Industrial, Inc.	23,820	627,895
Summit Hotel Properties, Inc.	26,351	435,582
Sunstone Hotel Investors, Inc.	66,056	983,574
Terreno Realty Corp.	13,704	423,180
Tier REIT, Inc.	14,736	255,080
UMH Properties, Inc.	7,860	125,917
Universal Health Realty Income Trust	3,789	264,283
Urban Edge Properties	27,304	696,252
Urstadt Biddle Properties, Inc., Class A	9,218	181,226
Washington Prime Group, Inc.	56,403	496,346
Washington REIT	22,313	706,653
Whitestone REIT	8,161	102,339
Xenia Hotels & Resorts, Inc.	31,380	547,895

		42,316,679

Food & Staples Retailing 0.5%
Andersons, Inc. (The)	8,127	303,544
Chefs’ Warehouse, Inc. (The) *	5,659	77,245
Ingles Markets, Inc., Class A	4,315	201,511
Natural Grocers by Vitamin Cottage, Inc.*	2,367	25,895
Performance Food Group Co.*	11,343	282,441
PriceSmart, Inc.	6,051	526,134
Smart & Final Stores, Inc.* (a)	7,078	83,520
SpartanNash Co.	11,200	412,160
SUPERVALU, Inc.*	80,873	331,579
United Natural Foods, Inc.*	15,043	624,736
Village Super Market, Inc., Class A	2,052	54,152
Weis Markets, Inc.	2,891	167,129

		3,090,046

Food Products 1.3%
AdvancePierre Foods Holdings, Inc.	6,473	262,933
Alico, Inc.	1,037	31,058
Amplify Snack Brands, Inc.* (a)	8,556	77,004
B&G Foods, Inc. (a)	19,962	838,404
Calavo Growers, Inc.	4,698	308,189
Cal-Maine Foods, Inc.* (a)	9,392	354,548
Darling Ingredients, Inc.*	49,897	754,942
Dean Foods Co.	27,813	549,029
Farmer Brothers Co.*	2,429	86,229
Fresh Del Monte Produce, Inc.	9,818	601,843
Freshpet, Inc.* (a)	6,835	80,311
Inventure Foods, Inc.* (a)	6,321	23,388

114

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Food Products (continued)
J&J Snack Foods Corp.	4,555	$613,012
John B Sanfilippo & Son, Inc.	2,507	184,265
Lancaster Colony Corp.	5,700	717,630
Landec Corp.*	7,997	109,959
Lifeway Foods, Inc.*	1,982	19,027
Limoneira Co.	3,391	70,126
Omega Protein Corp.	6,462	130,209
Sanderson Farms, Inc.	6,077	703,595
Seaboard Corp.	81	342,955
Seneca Foods Corp., Class A*	1,894	70,457
Snyder’s-Lance, Inc.	23,281	820,888
Tootsie Roll Industries, Inc. (a)	5,443	203,296

		7,953,297

Gas Utilities 1.2%
Chesapeake Utilities Corp.	4,728	346,562
Delta Natural Gas Co., Inc.	2,174	65,872
New Jersey Resources Corp.	25,343	1,022,590
Northwest Natural Gas Co.	8,222	490,031
ONE Gas, Inc.	15,461	1,064,181
South Jersey Industries, Inc.	24,233	909,222
Southwest Gas Holdings, Inc.	14,060	1,177,666
Spire, Inc.	13,056	894,989
WGL Holdings, Inc.	15,033	1,239,621

		7,210,734

Health Care Equipment & Supplies 3.1%
Abaxis, Inc.	6,633	298,684
Accuray, Inc.* (a)	24,154	109,901
Analogic Corp.	3,764	270,443
AngioDynamics, Inc.*	8,122	126,053
Anika Therapeutics, Inc.*	4,291	197,944
AtriCure, Inc.*	9,781	200,510
Atrion Corp.	421	217,699
Avinger, Inc.* (a)	6,536	3,678
AxoGen, Inc.*	7,559	92,220
Cantel Medical Corp.	10,865	808,465
Cardiovascular Systems, Inc.*	9,550	285,258
Cerus Corp.* (a)	30,735	133,697
ConforMIS, Inc.* (a)	10,496	58,988
CONMED Corp.	8,341	410,044
Corindus Vascular Robotics, Inc.* (a)	17,407	21,933
CryoLife, Inc.*	9,792	177,725
Cutera, Inc.*	3,328	65,062
Endologix, Inc.* (a)	24,631	184,486
Entellus Medical, Inc.* (a)	2,215	31,497
Exactech, Inc.*	3,192	94,643
GenMark Diagnostics, Inc.*	13,133	168,365
Glaukos Corp.*	4,932	234,418
Globus Medical, Inc., Class A*	21,264	644,937
Haemonetics Corp.*	15,514	649,726
Halyard Health, Inc.*	14,168	559,636
ICU Medical, Inc.*	4,458	685,640

Common Stocks (continued)

	Shares	Market Value

Health Care Equipment & Supplies (continued)
Inogen, Inc.*	4,947	$410,057
Insulet Corp.*	17,480	758,807
Integer Holdings Corp.*	9,268	340,599
Integra LifeSciences Holdings Corp.*	18,334	842,814
Invacare Corp.	9,458	139,033
InVivo Therapeutics Holdings Corp.* (a)	10,114	38,433
iRadimed Corp.* (a)	1,085	9,331
iRhythm Technologies, Inc.*	2,220	78,344
IRIDEX Corp.*	2,686	30,620
K2M Group Holdings, Inc.*	7,823	173,279
LeMaitre Vascular, Inc.	4,024	119,714
Masimo Corp.*	12,895	1,324,832
Meridian Bioscience, Inc.	12,340	182,632
Merit Medical Systems, Inc.*	13,043	439,549
Natus Medical, Inc.*	9,854	344,890
Neogen Corp.*	11,040	688,123
Nevro Corp.*	7,287	686,581
Novocure Ltd.* (a)	15,293	172,811
NuVasive, Inc.*	14,674	1,064,012
NxStage Medical, Inc.*	19,292	576,638
Obalon Therapeutics, Inc.* (a)	1,607	17,066
OraSure Technologies, Inc.*	16,700	218,937
Orthofix International NV *	5,265	208,231
Oxford Immunotec Global plc *	6,755	103,959
Penumbra, Inc.* (a)	8,137	695,307
Quidel Corp.*	8,409	203,246
Rockwell Medical, Inc.* (a)	14,559	125,207
RTI Surgical, Inc.*	18,775	76,039
Second Sight Medical Products, Inc.* (a)	5,498	6,378
Senseonics Holdings, Inc.* (a)	9,843	16,635
Spectranetics Corp. (The) *	12,953	370,456
STAAR Surgical Co.*	12,258	127,483
Surmodics, Inc.*	3,890	88,887
Tandem Diabetes Care, Inc.*	6,974	6,644
TransEnterix, Inc.* (a)	20,414	13,269
Utah Medical Products, Inc.	1,040	65,104
ViewRay, Inc.* (a)	1,964	13,552
Wright Medical Group NV *	31,238	949,323

		18,458,474

Health Care Providers & Services 1.7%
AAC Holdings, Inc.* (a)	3,165	22,661
Aceto Corp.	8,805	139,559
Addus HomeCare Corp.*	2,251	76,421
Almost Family, Inc.*	2,798	138,921
Amedisys, Inc.*	8,454	458,207
American Renal Associates Holdings, Inc.*	2,661	45,796
AMN Healthcare Services, Inc.*	14,375	587,219
BioScrip, Inc.* (a)	43,721	66,456
BioTelemetry, Inc.*	8,012	263,595
Capital Senior Living Corp.*	8,819	123,201
Chemed Corp.	4,717	949,910
Civitas Solutions, Inc.*	4,598	81,844

115

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Health Care Providers & Services (continued)
Community Health Systems, Inc.*	33,317	$286,859
CorVel Corp.*	2,981	132,655
Cross Country Healthcare, Inc.*	9,900	138,303
Diplomat Pharmacy, Inc.* (a)	13,657	213,049
Ensign Group, Inc. (The)	14,440	259,198
Genesis Healthcare, Inc.*	11,340	27,443
HealthEquity, Inc.*	13,085	595,629
HealthSouth Corp.	26,883	1,260,813
Kindred Healthcare, Inc.	26,129	250,838
Landauer, Inc.	2,899	152,487
LHC Group, Inc.*	4,515	244,262
Magellan Health, Inc.*	7,061	485,797
Molina Healthcare, Inc.*	13,115	652,996
National HealthCare Corp.	3,361	250,126
National Research Corp., Class A	2,556	63,389
Nobilis Health Corp.* (a)	15,487	19,359
Owens & Minor, Inc.	18,899	654,850
PharMerica Corp.*	8,947	211,149
Providence Service Corp. (The) *	2,861	125,884
Quorum Health Corp.*	9,008	38,464
RadNet, Inc.*	11,445	69,242
Select Medical Holdings Corp.*	32,372	445,115
Surgery Partners, Inc.*	5,655	97,266
Teladoc, Inc.*	6,985	173,228
Tivity Health, Inc.*	9,175	308,280
Triple-S Management Corp., Class B*	7,110	128,691
US Physical Therapy, Inc.	3,667	240,555

		10,479,717

Health Care Technology 0.5%
Castlight Health, Inc., Class B* (a)	13,313	51,255
Computer Programs & Systems, Inc. (a)	3,298	90,530
Cotiviti Holdings, Inc.*	3,878	162,062
Evolent Health, Inc., Class A*	4,916	114,297
HealthStream, Inc.*	7,690	213,705
HMS Holdings Corp.*	25,528	522,558
Medidata Solutions, Inc.*	16,677	1,091,176
Omnicell, Inc.*	10,793	446,830
Quality Systems, Inc.*	15,211	216,909
Vocera Communications, Inc.*	7,572	192,026

		3,101,348

Hotels, Restaurants & Leisure 2.9%
Belmond Ltd., Class A*	25,425	315,270
Biglari Holdings, Inc.*	300	127,989
BJ’s Restaurants, Inc.*	5,540	249,854
Bloomin’ Brands, Inc.	31,577	684,905
Bob Evans Farms, Inc.	6,014	401,374
Bojangles’, Inc.*	3,219	70,657
Boyd Gaming Corp.*	25,091	569,064
Buffalo Wild Wings, Inc.*	4,874	767,899
Caesars Acquisition Co., Class A*	14,278	249,151
Caesars Entertainment Corp.* (a)	17,063	189,399

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure (continued)
Carrols Restaurant Group, Inc.*	10,702	$149,828
Century Casinos, Inc.*	7,308	60,145
Cheesecake Factory, Inc. (The)	13,235	849,158
Churchill Downs, Inc.	4,095	683,046
Chuy’s Holdings, Inc.*	5,061	150,818
ClubCorp Holdings, Inc.	19,472	261,898
Cracker Barrel Old Country Store, Inc. (a)	5,626	901,229
Dave & Buster’s Entertainment, Inc.*	11,499	736,051
Del Frisco’s Restaurant Group, Inc.*	7,176	123,427
Del Taco Restaurants, Inc.*	6,794	89,341
Denny’s Corp.*	19,295	245,047
DineEquity, Inc.	5,336	301,697
El Pollo Loco Holdings, Inc.* (a)	6,162	77,333
Eldorado Resorts, Inc.* (a)	8,686	166,120
Empire Resorts, Inc.*	833	20,825
Fiesta Restaurant Group, Inc.*	7,924	192,949
Fogo De Chao, Inc.* (a)	1,654	28,035
Golden Entertainment, Inc.	2,823	39,635
Habit Restaurants, Inc. (The), Class A*	3,792	71,669
ILG, Inc.	34,268	826,201
International Speedway Corp., Class A	8,268	306,743
Intrawest Resorts Holdings, Inc.*	4,690	110,590
Isle of Capri Casinos, Inc.*	7,500	172,950
J Alexander’s Holdings, Inc.*	4,218	46,398
Jack in the Box, Inc.	9,667	985,744
Jamba, Inc.* (a)	3,653	31,124
Kona Grill, Inc.* (a)	2,053	11,702
La Quinta Holdings, Inc.*	25,778	363,728
Lindblad Expeditions Holdings, Inc.*	3,994	37,943
Luby’s, Inc.*	6,695	19,683
Marcus Corp. (The)	5,768	194,958
Marriott Vacations Worldwide Corp.	6,810	750,326
Monarch Casino & Resort, Inc.*	3,032	89,353
Nathan’s Famous, Inc.*	884	60,289
Noodles & Co.* (a)	4,312	25,225
Papa John’s International, Inc.	8,245	651,850
Penn National Gaming, Inc.*	22,697	419,441
Pinnacle Entertainment, Inc.*	16,248	334,221
Planet Fitness, Inc., Class A	7,717	160,514
Potbelly Corp.*	6,831	95,292
Red Lion Hotels Corp.*	4,561	29,647
Red Robin Gourmet Burgers, Inc.*	3,901	229,184
Red Rock Resorts, Inc., Class A	9,126	213,366
Ruby Tuesday, Inc.*	18,856	48,083
Ruth’s Hospitality Group, Inc.	7,471	148,673
Scientific Games Corp., Class A*	15,452	366,985
SeaWorld Entertainment, Inc.	20,272	355,368
Shake Shack, Inc., Class A* (a)	4,930	167,324
Sonic Corp. (a)	13,443	361,348
Speedway Motorsports, Inc.	3,461	62,471
Texas Roadhouse, Inc.	19,282	903,940
Wingstop, Inc.	4,790	140,970
Zoe’s Kitchen, Inc.* (a)	5,943	107,271

		17,602,718

116

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Household Durables 1.3%
AV Homes, Inc.*	3,726	$65,391
Bassett Furniture Industries, Inc.	3,077	92,464
Beazer Homes USA, Inc.*	9,692	120,278
Cavco Industries, Inc.*	2,563	304,356
Century Communities, Inc.*	4,654	127,054
CSS Industries, Inc.	2,570	67,745
Ethan Allen Interiors, Inc.	7,499	223,470
Flexsteel Industries, Inc.	1,965	104,381
GoPro, Inc., Class A* (a)	30,645	252,821
Green Brick Partners, Inc.*	6,760	69,628
Helen of Troy Ltd.*	8,490	798,060
Hooker Furniture Corp.	3,562	154,769
Hovnanian Enterprises, Inc., Class A* (a)	37,214	87,081
Installed Building Products, Inc.*	6,024	321,380
iRobot Corp.*	8,134	648,605
KB Home	25,369	522,601
La-Z-Boy, Inc.	14,879	415,124
LGI Homes, Inc.* (a)	4,709	149,887
Libbey, Inc.	6,671	70,046
Lifetime Brands, Inc.	3,682	70,694
M/I Homes, Inc.*	7,205	195,688
MDC Holdings, Inc.	12,599	390,695
Meritage Homes Corp.*	11,610	452,210
NACCO Industries, Inc., Class A	1,238	104,797
New Home Co., Inc. (The)*	3,776	44,028
Taylor Morrison Home Corp., Class A*	10,519	242,989
TopBuild Corp.*	11,694	598,616
TRI Pointe Group, Inc.*	45,210	562,865
UCP, Inc., Class A*	2,510	28,740
Universal Electronics, Inc.*	4,291	297,366
William Lyon Homes, Class A* (a)	7,301	160,622
ZAGG, Inc.*	8,971	63,694

		7,808,145

Household Products 0.3%
Central Garden & Pet Co.*	3,050	115,290
Central Garden & Pet Co., Class A*	10,153	357,690
HRG Group, Inc.*	35,953	719,420
Oil-Dri Corp. of America	1,450	59,000
Orchids Paper Products Co. (a)	2,734	66,573
WD-40 Co.	4,252	445,822

		1,763,795

Independent Power and Renewable Electricity Producers 0.5%
Atlantic Power Corp.*	31,471	78,677
Atlantica Yield plc	17,744	369,785
Dynegy, Inc.*	35,386	227,178
NRG Yield, Inc., Class A	10,318	178,914
NRG Yield, Inc., Class C	19,252	340,761
Ormat Technologies, Inc.	11,792	696,436
Pattern Energy Group, Inc.	20,000	440,400
TerraForm Global, Inc., Class A*	28,494	135,346
TerraForm Power, Inc., Class A* (a)	26,485	333,446
Vivint Solar, Inc.* (a)	8,385	25,155

		2,826,098

Common Stocks (continued)

	Shares	Market Value

Industrial Conglomerates 0.1%
Raven Industries, Inc.	10,981	$340,411

Insurance 2.3%
Ambac Financial Group, Inc.*	13,746	267,085
American Equity Investment Life Holding Co.	26,051	617,930
AMERISAFE, Inc.	5,755	331,200
Argo Group International Holdings Ltd.	8,749	576,997
Atlas Financial Holdings, Inc.*	3,077	39,847
Baldwin & Lyons, Inc., Class B	2,506	61,397
Blue Capital Reinsurance Holdings Ltd.	1,955	36,949
Citizens, Inc.* (a)	14,465	101,978
CNO Financial Group, Inc.	54,459	1,147,451
Crawford & Co., Class B	3,750	40,912
Donegal Group, Inc., Class A	2,407	40,101
eHealth, Inc.*	5,472	77,593
EMC Insurance Group, Inc.	2,418	69,348
Employers Holdings, Inc.	9,753	390,120
Enstar Group Ltd.*	3,213	625,892
FBL Financial Group, Inc., Class A	2,918	194,047
Federated National Holding Co.	3,859	62,053
Fidelity & Guaranty Life (a)	3,434	97,697
Genworth Financial, Inc., Class A*	152,662	616,754
Global Indemnity Ltd.*	2,533	102,713
Greenlight Capital Re Ltd., Class A*	8,661	186,645
Hallmark Financial Services, Inc.*	4,672	49,103
HCI Group, Inc. (a)	2,735	130,432
Heritage Insurance Holdings, Inc.	8,117	98,216
Horace Mann Educators Corp.	12,318	476,091
Independence Holding Co.	1,937	36,706
Infinity Property & Casualty Corp.	3,267	324,250
Investors Title Co.	411	73,248
James River Group Holdings Ltd.	4,231	184,302
Kemper Corp.	12,033	473,499
Kinsale Capital Group, Inc.	2,051	74,164
Maiden Holdings Ltd.	21,123	260,869
MBIA, Inc.*	39,957	335,639
National General Holdings Corp.	14,719	334,710
National Western Life Group, Inc., Class A	687	210,387
Navigators Group, Inc. (The)	6,816	368,405
OneBeacon Insurance Group Ltd., Class A	5,596	89,256
Patriot National, Inc.* (a)	3,645	10,534
Primerica, Inc.	14,265	1,195,407
RLI Corp.	11,544	660,548
Safety Insurance Group, Inc.	4,645	336,298
Selective Insurance Group, Inc.	17,251	910,853
State Auto Financial Corp.	4,741	127,391
State National Cos., Inc.	9,306	136,519
Stewart Information Services Corp.	6,927	328,617
Third Point Reinsurance Ltd.*	19,708	238,467
Trupanion, Inc.* (a)	4,416	70,170
United Fire Group, Inc.	6,552	288,288
United Insurance Holdings Corp.	5,054	77,124
Universal Insurance Holdings, Inc.	9,965	259,588
WMIH Corp.*	61,088	91,632

		13,935,422

117

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Internet & Direct Marketing Retail 0.5%
1-800-Flowers.com, Inc., Class A*	7,977	$85,753
Duluth Holdings, Inc., Class B* (a)	2,927	64,833
Etsy, Inc.*	31,839	342,588
FTD Cos., Inc.*	5,275	105,500
Gaia, Inc.*	2,160	23,652
HSN, Inc.	9,472	349,517
Lands’ End, Inc.* (a)	4,510	106,436
Liberty TripAdvisor Holdings, Inc., Class A*	21,982	323,135
Nutrisystem, Inc.	8,837	472,338
Overstock.com, Inc.*	3,671	63,692
PetMed Express, Inc. (a)	6,033	139,362
Shutterfly, Inc.*	10,476	543,704
Wayfair, Inc., Class A* (a)	9,567	437,307

		3,057,817

Internet Software & Services 2.2%
2U, Inc.*	11,122	504,939
Alarm.com Holdings, Inc.*	2,975	97,015
Amber Road, Inc.*	5,414	44,341
Angie’s List, Inc.*	11,815	69,472
Appfolio, Inc., Class A* (a)	2,243	59,552
Autobytel, Inc.*	3,090	40,510
Bankrate, Inc.*	14,826	157,156
Bazaarvoice, Inc.*	24,929	117,166
Benefitfocus, Inc.* (a)	3,897	122,755
Blucora, Inc.*	11,672	215,348
Box, Inc., Class A*	14,774	254,704
Brightcove, Inc.*	8,672	75,446
Carbonite, Inc.*	5,463	118,001
Care.com, Inc.*	3,793	44,947
ChannelAdvisor Corp.*	7,070	83,426
Cimpress NV * (a)	7,633	626,517
Cornerstone OnDemand, Inc.*	15,265	599,609
Coupa Software, Inc.*	2,354	65,323
DHI Group, Inc.*	14,641	56,368
Endurance International Group Holdings, Inc.*	18,208	138,381
Envestnet, Inc.*	12,594	438,271
Five9, Inc.*	10,042	183,216
Global Sources Ltd.*	2,774	25,521
Gogo, Inc.* (a)	17,455	220,107
GrubHub, Inc.*	24,509	1,053,397
GTT Communications, Inc.*	7,991	219,752
Hortonworks, Inc.* (a)	12,801	133,258
Instructure, Inc.*	3,181	76,026
j2 Global, Inc.	13,807	1,245,944
Limelight Networks, Inc.*	23,558	73,972
Liquidity Services, Inc.*	7,137	55,669
LivePerson, Inc.*	16,214	114,309
LogMeIn, Inc.	15,711	1,775,343
Marchex, Inc., Class B*	9,394	25,458
Meet Group, Inc. (The) *	15,708	93,620
MINDBODY, Inc., Class A* (a)	4,334	122,869
New Relic, Inc.*	6,570	262,669
NIC, Inc.	19,239	410,753

Common Stocks (continued)

	Shares	Market Value

Internet Software & Services (continued)
Numerex Corp., Class A* (a)	4,505	$20,272
Q2 Holdings, Inc.*	7,564	288,567
QuinStreet, Inc.*	11,247	50,387
Quotient Technology, Inc.*	19,826	216,103
RealNetworks, Inc.*	6,488	29,650
Reis, Inc.	2,804	52,715
RetailMeNot, Inc.*	11,650	135,140
Rightside Group Ltd.*	3,964	39,799
Shutterstock, Inc.*	5,755	248,789
SPS Commerce, Inc.*	5,019	277,350
Stamps.com, Inc.* (a)	4,910	521,196
TechTarget, Inc.*	4,233	39,155
Trade Desk, Inc. (The), Class A* (a)	2,173	81,161
TrueCar, Inc.* (a)	16,398	287,293
Web.com Group, Inc.*	12,895	248,873
WebMD Health Corp.*	11,325	614,155
Xactly Corp.*	6,607	76,641
XO Group, Inc.*	7,963	139,751

		13,388,127

IT Services 1.8%
Acxiom Corp.*	23,596	681,924
ALJ Regional Holdings, Inc.*	6,971	23,353
Blackhawk Network Holdings, Inc.*	16,715	676,122
CACI International, Inc., Class A*	7,383	871,194
Cardtronics plc, Class A*	13,717	570,353
Cass Information Systems, Inc.	3,334	221,611
Convergys Corp.	27,087	609,728
CSG Systems International, Inc.	9,770	366,473
EPAM Systems, Inc.*	14,268	1,098,636
EVERTEC, Inc.	19,238	304,922
ExlService Holdings, Inc.*	9,918	473,188
Forrester Research, Inc.	3,087	125,178
Hackett Group, Inc. (The)	6,982	138,453
Information Services Group, Inc.*	11,397	35,900
ManTech International Corp., Class A	7,478	265,469
MAXIMUS, Inc.	18,864	1,150,515
MoneyGram International, Inc.*	8,983	159,987
NCI, Inc., Class A*	2,149	31,913
NeuStar, Inc., Class A*	10,319	342,591
Perficient, Inc.*	10,569	184,112
PFSweb, Inc.*	4,699	34,397
Planet Payment, Inc.*	13,101	54,631
Science Applications International Corp.	12,534	914,857
ServiceSource International, Inc.*	18,589	69,895
Sykes Enterprises, Inc.*	11,820	352,354
Syntel, Inc.	9,782	172,261
TeleTech Holdings, Inc.	5,127	160,219
Travelport Worldwide Ltd.	35,268	464,479
Unisys Corp.* (a)	14,900	168,370
Virtusa Corp.*	8,431	261,192

		10,984,277

118

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Leisure Products 0.3%
Acushnet Holdings Corp.	6,414	$117,120
American Outdoor Brands Corp.* (a)	15,342	339,825
Callaway Golf Co.	28,500	337,725
Escalade, Inc.	3,051	40,731
JAKKS Pacific, Inc.* (a)	5,441	26,661
Johnson Outdoors, Inc., Class A	1,402	50,921
Malibu Boats, Inc., Class A*	5,461	125,821
Marine Products Corp.	2,613	31,251
MCBC Holdings, Inc.	2,469	41,356
Nautilus, Inc.*	9,316	169,551
Sturm Ruger & Co., Inc. (a)	5,646	341,301

		1,622,263

Life Sciences Tools & Services 0.6%
Accelerate Diagnostics, Inc.* (a)	6,983	190,636
Albany Molecular Research, Inc.* (a)	7,976	127,696
Cambrex Corp.*	9,668	573,796
ChromaDex Corp.* (a)	10,548	32,804
Enzo Biochem, Inc.*	12,157	106,981
Fluidigm Corp.*	9,763	48,229
INC Research Holdings, Inc., Class A*	12,553	564,885
Luminex Corp.	9,465	178,226
Medpace Holdings, Inc.*	2,452	77,753
NanoString Technologies, Inc.*	4,667	81,579
NeoGenomics, Inc.*	16,443	124,145
Pacific Biosciences of California, Inc.* (a)	24,277	95,651
PAREXEL International Corp.*	15,489	988,663
PRA Health Sciences, Inc.*	7,333	469,019

		3,660,063

Machinery 3.2%
Actuant Corp., Class A	17,819	486,459
Alamo Group, Inc.	2,860	226,112
Albany International Corp., Class A	8,644	421,395
Altra Industrial Motion Corp.	7,641	337,350
American Railcar Industries, Inc. (a)	2,358	98,918
Astec Industries, Inc.	5,855	370,914
Barnes Group, Inc.	15,243	837,908
Blue Bird Corp.* (a)	1,860	34,596
Briggs & Stratton Corp.	12,893	322,196
Chart Industries, Inc.*	9,257	337,973
CIRCOR International, Inc.	5,001	333,617
Columbus McKinnon Corp.	5,982	156,310
DMC Global, Inc.	4,020	61,506
Douglas Dynamics, Inc.	6,581	209,934
Energy Recovery, Inc.* (a)	10,469	88,358
EnPro Industries, Inc.	6,544	462,334
ESCO Technologies, Inc.	7,694	452,792
ExOne Co. (The) * (a)	3,094	31,218
Federal Signal Corp.	18,162	283,509
Franklin Electric Co., Inc.	13,977	574,455
FreightCar America, Inc.	3,646	47,617
Gencor Industries, Inc.*	2,659	44,139
Global Brass & Copper Holdings, Inc.	6,316	225,165

Common Stocks (continued)

	Shares	Market Value

Machinery (continued)
Gorman-Rupp Co. (The)	5,482	$156,895
Graham Corp.	3,094	68,285
Greenbrier Cos., Inc. (The) (a)	8,239	357,985
Hardinge, Inc.	3,940	41,370
Harsco Corp.*	24,423	318,720
Hillenbrand, Inc.	17,898	660,436
Hurco Cos., Inc.	1,943	56,347
Hyster-Yale Materials Handling, Inc.	2,853	171,494
John Bean Technologies Corp.	9,124	808,843
Kadant, Inc.	3,247	201,801
Kennametal, Inc.	23,954	996,007
Lindsay Corp. (a)	3,212	278,994
Lydall, Inc.*	5,036	263,886
Manitowoc Co., Inc. (The) *	37,619	224,585
Meritor, Inc.*	25,004	445,321
Milacron Holdings Corp.*	4,167	78,423
Miller Industries, Inc.	3,295	83,693
Mueller Industries, Inc.	17,144	549,294
Mueller Water Products, Inc., Class A	47,341	532,586
Navistar International Corp.*	15,000	403,650
NN, Inc.	8,237	227,341
Omega Flex, Inc.	797	44,767
Proto Labs, Inc.*	7,483	434,014
RBC Bearings, Inc.*	6,875	689,562
REV Group, Inc.	2,952	83,246
Rexnord Corp.*	25,158	613,855
SPX Corp.*	11,492	276,498
SPX FLOW, Inc.*	9,879	357,027
Standex International Corp.	3,847	361,426
Sun Hydraulics Corp.	7,041	273,472
Supreme Industries, Inc., Class A	3,944	79,038
Tennant Co.	5,305	388,591
Titan International, Inc.	12,936	138,545
TriMas Corp.*	13,650	313,268
Wabash National Corp.	17,016	387,624
Watts Water Technologies, Inc., Class A	8,423	523,911
Woodward, Inc.	15,307	1,035,825

		19,371,400

Marine 0.1%
Costamare, Inc.	9,425	63,525
Matson, Inc.	13,125	416,062
Scorpio Bulkers, Inc.* (a)	16,833	125,406

		604,993

Media 1.5%
AMC Entertainment Holdings, Inc., Class A	16,179	490,224
Central European Media Enterprises Ltd., Class A*	23,090	94,669
Daily Journal Corp.*	330	68,976
Entercom Communications Corp., Class A (a)	7,849	99,290
Entravision Communications Corp., Class A	19,775	122,605
Eros International plc * (a)	9,003	89,580
EW Scripps Co. (The), Class A*	17,999	401,018

119

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Media (continued)
Gannett Co., Inc.	35,665	$298,159
Global Eagle Entertainment, Inc.* (a)	13,701	42,473
Gray Television, Inc.*	19,424	284,562
Hemisphere Media Group, Inc.*	1,533	17,859
IMAX Corp.*	17,857	544,638
Liberty Media Corp. - Liberty Braves, Class A*	2,740	68,034
Liberty Media Corp. - Liberty Braves, Class C*	9,276	227,448
Liberty Media Corp. - Liberty Formula One*	7,062	239,473
Liberty Media Corp. - Liberty Formula One, Class C* (a)	14,010	490,630
Loral Space & Communications, Inc.*	3,976	152,480
MDC Partners, Inc., Class A (a)	15,587	139,504
Meredith Corp.	11,373	665,889
MSG Networks, Inc., Class A*	18,102	451,645
National CineMedia, Inc.	18,841	223,643
New Media Investment Group, Inc.	13,944	183,503
New York Times Co. (The), Class A	37,823	546,542
Nexstar Media Group, Inc.	13,174	909,006
Radio One, Inc., Class D*	8,554	25,662
Reading International, Inc., Class A*	5,123	80,585
Saga Communications, Inc., Class A	1,024	52,480
Salem Media Group, Inc.	3,791	29,001
Scholastic Corp.	8,193	354,183
Sinclair Broadcast Group, Inc., Class A	21,387	843,717
Time, Inc.	31,104	472,781
Townsquare Media, Inc., Class A*	2,836	34,316
tronc, Inc.*	8,218	117,846
World Wrestling Entertainment, Inc., Class A (a)	10,966	235,001

		9,097,422

Metals & Mining 1.2%
AK Steel Holding Corp.*	94,540	599,384
Allegheny Technologies, Inc. (a)	32,856	602,908
Ampco-Pittsburgh Corp.	2,925	42,559
Carpenter Technology Corp.	13,997	568,278
Century Aluminum Co.*	15,102	205,991
Cliffs Natural Resources, Inc.*	84,956	570,904
Coeur Mining, Inc.*	54,535	494,087
Commercial Metals Co.	34,826	649,157
Ferroglobe plc	19,762	190,703
Gold Resource Corp. (a)	15,161	50,031
Handy & Harman Ltd.*	1,081	29,457
Haynes International, Inc.	3,794	160,448
Hecla Mining Co.	115,768	630,936
Kaiser Aluminum Corp.	5,340	450,749
Materion Corp.	5,917	225,142
Olympic Steel, Inc.	2,951	66,545
Ryerson Holding Corp.*	4,131	56,595
Schnitzer Steel Industries, Inc., Class A	7,729	146,078
Stillwater Mining Co.*	37,082	666,734
SunCoke Energy, Inc.*	19,632	180,025
TimkenSteel Corp.*	11,933	179,950

Common Stocks (continued)

	Shares	Market Value

Metals & Mining (continued)
Worthington Industries, Inc.	13,659	$594,167

		7,360,828

Mortgage Real Estate Investment Trusts (REITs) 1.1%
AG Mortgage Investment Trust, Inc.	8,473	160,563
Altisource Residential Corp.	15,511	223,048
Anworth Mortgage Asset Corp.	29,389	172,220
Apollo Commercial Real Estate Finance, Inc.	23,148	446,525
Ares Commercial Real Estate Corp.	7,975	110,294
ARMOUR Residential REIT, Inc.	10,963	263,880
Capstead Mortgage Corp.	29,147	324,698
CYS Investments, Inc.	46,330	395,195
Dynex Capital, Inc.	13,063	90,396
Great Ajax Corp.	4,632	62,995
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,126	309,642
Invesco Mortgage Capital, Inc.	34,217	558,079
Ladder Capital Corp.	12,535	183,387
MTGE Investment Corp.	13,764	247,752
New Residential Investment Corp.	90,023	1,500,683
New York Mortgage Trust, Inc.	33,601	215,382
Orchid Island Capital, Inc.	8,902	94,361
Owens Realty Mortgage, Inc.	2,848	51,720
PennyMac Mortgage Investment Trust	20,679	369,741
Redwood Trust, Inc.	23,171	395,529
Resource Capital Corp.	8,620	80,597
Western Asset Mortgage Capital Corp.	12,598	132,657

		6,389,344

Multiline Retail 0.2%
Big Lots, Inc. (a)	13,540	683,635
Fred’s, Inc., Class A (a)	10,223	150,483
Ollie’s Bargain Outlet Holdings, Inc.*	6,033	231,064
Sears Holdings Corp.* (a)	4,057	41,462
Tuesday Morning Corp.*	13,646	44,349

		1,150,993

Multi-Utilities 0.5%
Avista Corp.	19,205	774,729
Black Hills Corp.	15,336	1,043,155
NorthWestern Corp.	14,764	882,592
Unitil Corp.	4,318	209,121

		2,909,597

Oil, Gas & Consumable Fuels 2.0%
Abraxas Petroleum Corp.*	37,363	69,869
Adams Resources & Energy, Inc.	575	23,356
Alon USA Energy, Inc.	9,354	113,090
Ardmore Shipping Corp.	8,641	66,968
Bill Barrett Corp.*	18,643	71,589
California Resources Corp.* (a)	9,452	110,588
Callon Petroleum Co.*	56,162	664,958
Carrizo Oil & Gas, Inc.*	18,735	471,185
Clayton Williams Energy, Inc.* (a)(c)	1,838	229,505

120

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
Clean Energy Fuels Corp.*	28,174	$68,745
Cobalt International Energy, Inc.*	123,185	48,178
Contango Oil & Gas Co.*	6,509	46,604
CVR Energy, Inc. (a)	4,646	101,701
Delek US Holdings, Inc.	18,698	450,061
Denbury Resources, Inc.*	106,597	236,645
DHT Holdings, Inc.	27,837	133,339
Dorian LPG Ltd. *	6,983	63,475
Earthstone Energy, Inc.* (a)	418	5,630
Eclipse Resources Corp.*	18,845	37,878
EP Energy Corp., Class A* (a)	11,014	49,783
Erin Energy Corp.* (a)	5,413	11,097
Evolution Petroleum Corp.	8,027	64,216
EXCO Resources, Inc.*	39,573	19,391
Frontline Ltd. (a)	19,537	129,921
GasLog Ltd. (a)	12,207	170,898
Gener8 Maritime, Inc.*	11,663	62,630
Golar LNG Ltd. (a)	29,136	743,259
Green Plains, Inc.	10,962	252,126
International Seaways, Inc.*	4,490	86,792
Isramco, Inc.*	256	29,210
Jagged Peak Energy, Inc.* (a)	8,928	99,458
Jones Energy, Inc., Class A* (a)	17,882	35,764
Matador Resources Co.*	26,481	574,108
Navios Maritime Acquisition Corp.	24,707	41,755
Nordic American Tankers Ltd. (a)	29,948	248,568
Northern Oil and Gas, Inc.* (a)	14,140	31,815
Oasis Petroleum, Inc.*	70,761	844,886
Overseas Shipholding Group, Inc., Class A*	11,087	40,357
Pacific Ethanol, Inc.*	8,714	59,255
Panhandle Oil and Gas, Inc., Class A	4,626	87,663
Par Pacific Holdings, Inc.* (a)	9,299	152,225
PDC Energy, Inc.*	16,984	938,026
Petrocorp, Inc.* (b)	1,500	0
Renewable Energy Group, Inc.*	11,215	117,197
REX American Resources Corp.*	1,722	163,039
Ring Energy, Inc.*	12,706	152,472
RSP Permian, Inc.*	29,397	1,118,556
Sanchez Energy Corp.* (a)	16,978	131,410
Scorpio Tankers, Inc.	50,787	223,463
SemGroup Corp., Class A	20,076	668,531
Ship Finance International Ltd. (a)	18,211	255,865
SRC ENERGY, Inc.*	56,455	425,671
Teekay Corp. (a)	14,881	129,167
Teekay Tankers Ltd., Class A	33,898	69,491
W&T Offshore, Inc.* (a)	9,778	19,947
Western Refining, Inc. (a)	24,504	845,143
Westmoreland Coal Co.*	5,565	59,323
WildHorse Resource Development Corp.*	5,215	56,896

		12,222,738

Paper & Forest Products 0.6%
Boise Cascade Co.*	11,841	361,150

Common Stocks (continued)

	Shares	Market Value

Paper & Forest Products (continued)
Clearwater Paper Corp.*	5,144	$249,998
Deltic Timber Corp.	3,218	248,977
KapStone Paper and Packaging Corp.	26,195	552,453
Louisiana-Pacific Corp.*	42,543	1,095,057
Neenah Paper, Inc.	5,030	394,100
PH Glatfelter Co.	13,169	283,265
Schweitzer-Mauduit International, Inc.	9,171	394,812

		3,579,812

Personal Products 0.3%
Avon Products, Inc.*	133,612	648,018
elf Beauty, Inc.* (a)	2,589	70,550
Inter Parfums, Inc.	5,327	202,160
Lifevantage Corp.*	3,537	17,544
Medifast, Inc.	3,268	151,374
Natural Health Trends Corp.	2,432	69,750
Nature’s Sunshine Products, Inc.	2,980	30,098
Nutraceutical International Corp.	2,512	79,630
Revlon, Inc., Class A*	3,514	91,188
Synutra International, Inc.* (a)	6,240	37,596
USANA Health Sciences, Inc.*	3,154	179,305

		1,577,213

Pharmaceuticals 1.8%
AcelRx Pharmaceuticals, Inc.* (a)	12,719	33,069
Aclaris Therapeutics, Inc.* (a)	3,271	91,948
Aerie Pharmaceuticals, Inc.*	8,742	385,085
Agile Therapeutics, Inc.*	4,033	14,478
Amphastar Pharmaceuticals, Inc.*	10,655	160,890
Ampio Pharmaceuticals, Inc.*	15,734	8,797
ANI Pharmaceuticals, Inc.*	2,404	130,104
Aratana Therapeutics, Inc.* (a)	9,771	60,580
Axsome Therapeutics, Inc.* (a)	3,616	14,826
Bio-Path Holdings, Inc.*	29,809	18,804
Catalent, Inc.*	30,225	884,988
Cempra, Inc.* (a)	15,020	64,586
Clearside Biomedical, Inc.* (a)	3,078	24,501
Collegium Pharmaceutical, Inc.* (a)	4,940	48,461
Corcept Therapeutics, Inc.*	22,705	216,606
Depomed, Inc.*	18,517	222,019
Dermira, Inc.*	8,296	282,562
Durect Corp.*	35,334	31,002
Egalet Corp.* (a)	7,508	28,681
Endocyte, Inc.*	11,132	25,604
Flex Pharma, Inc.* (a)	3,783	13,014
Heska Corp.*	1,854	200,696
Horizon Pharma plc *	48,917	752,343
Impax Laboratories, Inc.*	22,167	311,446
Innoviva, Inc.* (a)	24,514	288,897
Intersect ENT, Inc.*	7,698	146,262
Intra-Cellular Therapies, Inc.*	10,359	143,161
Lannett Co., Inc.* (a)	8,608	223,808
Lipocine, Inc.*	5,986	25,381
Medicines Co. (The) *	20,398	1,006,029

121

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Pharmaceuticals (continued)
MyoKardia, Inc.*	4,087	$53,335
Nektar Therapeutics *	43,108	817,759
Neos Therapeutics, Inc.* (a)	4,895	34,755
Ocular Therapeutix, Inc.* (a)	5,714	56,911
Omeros Corp.* (a)	12,275	200,328
Pacira Pharmaceuticals, Inc.*	11,036	535,798
Paratek Pharmaceuticals, Inc.*	5,503	118,039
Phibro Animal Health Corp., Class A	5,492	163,387
Prestige Brands Holdings, Inc.*	16,135	926,310
Reata Pharmaceuticals, Inc., Class A* (a)	1,579	32,748
Revance Therapeutics, Inc.* (a)	6,190	134,633
SciClone Pharmaceuticals, Inc.*	15,542	149,980
Sucampo Pharmaceuticals, Inc., Class A*	7,124	72,309
Supernus Pharmaceuticals, Inc.*	14,221	463,605
Teligent, Inc.*	12,628	99,635
Tetraphase Pharmaceuticals, Inc.*	11,301	89,617
TherapeuticsMD, Inc.* (a)	45,495	232,025
Theravance Biopharma, Inc.* (a)	12,154	490,171
Titan Pharmaceuticals, Inc.* (a)	6,918	20,408
WaVe Life Sciences Ltd.*	2,238	47,222
Zogenix, Inc.* (a)	6,987	76,857

		10,674,460

Professional Services 1.2%
Acacia Research Corp.*	15,289	83,325
Advisory Board Co. (The) *	12,444	635,888
Barrett Business Services, Inc.	2,204	127,082
CBIZ, Inc.*	15,400	242,550
Cogint, Inc.* (a)	5,234	27,740
CRA International, Inc.	2,470	93,712
Exponent, Inc.	7,793	476,542
Franklin Covey Co.*	3,039	64,579
FTI Consulting, Inc.*	12,635	437,045
GP Strategies Corp.*	3,901	105,717
Heidrick & Struggles International, Inc.	5,558	119,497
Hill International, Inc.*	10,906	44,169
Huron Consulting Group, Inc.*	6,604	293,878
ICF International, Inc.*	5,511	243,311
Insperity, Inc.	4,763	435,100
Kelly Services, Inc., Class A	8,968	200,166
Kforce, Inc.	7,606	172,656
Korn/Ferry International	17,372	562,853
Mistras Group, Inc.*	5,218	117,405
Navigant Consulting, Inc.*	14,500	347,565
On Assignment, Inc.*	15,432	798,915
Resources Connection, Inc.	6,508	90,461
RPX Corp.*	15,577	200,009
TriNet Group, Inc.*	12,837	377,408
TrueBlue, Inc.*	12,769	349,232
WageWorks, Inc.*	11,066	816,671

		7,463,476

Real Estate Management & Development 0.5%
Alexander & Baldwin, Inc.	14,149	650,995

Common Stocks (continued)

	Shares	Market Value

Real Estate Management & Development (continued)
Altisource Portfolio Solutions SA * (a)	3,490	$77,094
Consolidated-Tomoka Land Co.	1,194	64,751
Forestar Group, Inc.*	10,444	147,783
FRP Holdings, Inc.*	1,856	79,251
HFF, Inc., Class A	10,870	341,318
Kennedy-Wilson Holdings, Inc.	25,014	510,286
Marcus & Millichap, Inc.*	4,422	114,088
RE/MAX Holdings, Inc., Class A	5,390	318,818
RMR Group, Inc. (The), Class A	2,050	108,137
St Joe Co. (The)*	15,329	268,257
Stratus Properties, Inc.	1,764	52,655
Tejon Ranch Co.*	4,273	97,852
Trinity Place Holdings, Inc.*	6,505	46,381

		2,877,666

Road & Rail 0.5%
ArcBest Corp.	7,328	193,825
Celadon Group, Inc.	8,006	31,624
Covenant Transportation Group, Inc., Class A*	3,445	64,525
Heartland Express, Inc.	14,009	281,861
Knight Transportation, Inc.	20,345	697,833
Marten Transport Ltd.	7,012	173,897
PAM Transportation Services, Inc.*	748	14,040
Roadrunner Transportation Systems, Inc.*	9,380	63,034
Saia, Inc.*	7,660	368,829
Swift Transportation Co.*	22,729	558,679
Universal Logistics Holdings, Inc.	2,446	34,122
USA Truck, Inc.*	2,091	14,031
Werner Enterprises, Inc.	13,577	370,652
YRC Worldwide, Inc.*	9,888	105,406

		2,972,358

Semiconductors & Semiconductor Equipment 3.9%
Advanced Energy Industries, Inc.*	11,980	884,124
Advanced Micro Devices, Inc.*	226,112	3,007,290
Alpha & Omega Semiconductor Ltd. *	5,390	89,204
Ambarella, Inc.* (a)	9,717	546,290
Amkor Technology, Inc.*	30,405	358,171
Axcelis Technologies, Inc.*	8,859	170,536
Brooks Automation, Inc.	20,572	519,649
Cabot Microelectronics Corp.	7,138	559,262
Cavium, Inc.*	19,162	1,319,304
CEVA, Inc.*	5,942	213,912
Cirrus Logic, Inc.*	18,710	1,203,988
Cohu, Inc.	7,961	149,109
Diodes, Inc.*	11,532	269,733
DSP Group, Inc.*	6,489	80,788
Entegris, Inc.*	41,761	1,035,673
Exar Corp.*	12,471	162,248
FormFactor, Inc.*	20,671	229,448
Ichor Holdings Ltd. *	1,435	27,839
Impinj, Inc.* (a)	1,742	65,290
Inphi Corp.*	12,192	504,993

122

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Semiconductors & Semiconductor Equipment (continued)
Integrated Device Technology, Inc.*	39,927	$957,849
IXYS Corp.	7,642	106,606
Kopin Corp.*	17,617	71,877
Lattice Semiconductor Corp.*	36,383	249,587
MACOM Technology Solutions Holdings, Inc.*	9,562	467,391
MaxLinear, Inc.*	16,955	471,858
Microsemi Corp.*	34,024	1,597,087
MKS Instruments, Inc.	15,626	1,222,734
Monolithic Power Systems, Inc.	11,573	1,058,929
Nanometrics, Inc.*	7,389	233,160
NeoPhotonics Corp.*	9,381	72,797
NVE Corp.	1,440	117,230
PDF Solutions, Inc.*	8,364	159,083
Photronics, Inc.*	19,319	222,168
Power Integrations, Inc.	8,308	547,913
Rambus, Inc.*	32,986	412,985
Rudolph Technologies, Inc.*	9,095	222,827
Semtech Corp.*	19,602	669,408
Sigma Designs, Inc.*	11,713	72,621
Silicon Laboratories, Inc.*	12,164	865,469
Synaptics, Inc.*	10,636	582,534
Ultra Clean Holdings, Inc.*	9,754	187,667
Ultratech, Inc.*	6,732	205,461
Veeco Instruments, Inc.*	12,042	397,386
Xcerra Corp.*	16,096	157,741
Xperi Corp.	14,929	501,614

		23,228,833

Software 3.6%
8x8, Inc.*	26,790	389,795
A10 Networks, Inc.*	13,402	108,556
ACI Worldwide, Inc.*	35,001	752,171
American Software, Inc., Class A	7,943	87,135
Aspen Technology, Inc.*	23,199	1,426,507
Barracuda Networks, Inc.*	6,646	135,113
Blackbaud, Inc.	13,773	1,107,487
Blackline, Inc.*	3,176	104,395
Bottomline Technologies de, Inc.*	12,177	283,724
BroadSoft, Inc.*	8,924	342,682
Callidus Software, Inc.*	18,490	389,214
CommVault Systems, Inc.*	11,741	592,333
Digimarc Corp.* (a)	2,941	84,848
Ebix, Inc. (a)	7,656	472,375
Ellie Mae, Inc.*	9,785	995,722
EnerNOC, Inc.*	8,492	47,980
Everbridge, Inc.*	1,592	36,950
Exa Corp.*	4,254	58,535
Fair Isaac Corp.	9,181	1,243,842
Gigamon, Inc.*	9,866	312,752
Globant SA * (a)	7,814	296,072
Glu Mobile, Inc.*	31,196	72,063
Guidance Software, Inc.*	7,221	43,687

Common Stocks (continued)

	Shares	Market Value

Software (continued)
HubSpot, Inc.*	8,749	$586,620
Imperva, Inc.*	8,699	386,671
Jive Software, Inc.*	17,581	88,784
MicroStrategy, Inc., Class A*	2,882	548,070
Mitek Systems, Inc.*	9,041	79,109
MobileIron, Inc.*	15,244	69,360
Model N, Inc.*	6,751	72,236
Monotype Imaging Holdings, Inc.	12,226	248,799
Park City Group, Inc.* (a)	3,622	45,818
Paycom Software, Inc.* (a)	13,357	804,759
Paylocity Holding Corp.*	6,502	256,439
Pegasystems, Inc.	10,941	498,363
Progress Software Corp.	15,196	451,625
Proofpoint, Inc.*	12,380	933,081
PROS Holdings, Inc.*	7,895	194,612
QAD, Inc., Class A	2,872	86,734
Qualys, Inc.*	8,253	316,915
Rapid7, Inc.* (a)	6,036	102,310
RealPage, Inc.*	16,397	607,509
RingCentral, Inc., Class A*	17,783	568,167
Rosetta Stone, Inc.*	5,565	62,606
Rubicon Project, Inc. (The) *	11,001	62,816
Sapiens International Corp. NV (a)	7,465	88,535
SecureWorks Corp., Class A* (a)	2,117	18,312
Silver Spring Networks, Inc.*	11,539	131,660
Synchronoss Technologies, Inc.*	12,522	200,352
Take-Two Interactive Software, Inc.*	29,087	1,828,118
Telenav, Inc.*	9,914	86,252
TiVo Corp.	35,547	702,053
Varonis Systems, Inc.*	3,220	101,108
VASCO Data Security International, Inc.*	9,425	127,238
Verint Systems, Inc.*	18,837	740,294
VirnetX Holding Corp.* (a)	12,995	42,884
Workiva, Inc.*	6,584	110,611
Zendesk, Inc.*	24,624	707,940
Zix Corp.*	16,336	88,704

		21,429,402

Specialty Retail 2.2%
Aaron’s, Inc.	19,975	717,901
Abercrombie & Fitch Co., Class A (a)	20,591	246,886
American Eagle Outfitters, Inc.	50,588	712,785
America’s Car-Mart, Inc.* (a)	2,402	89,595
Asbury Automotive Group, Inc.*	6,040	369,648
Ascena Retail Group, Inc.*	52,376	204,790
Barnes & Noble Education, Inc.*	12,171	126,700
Barnes & Noble, Inc.	19,541	167,076
Big 5 Sporting Goods Corp.	5,146	79,248
Boot Barn Holdings, Inc.* (a)	3,733	39,607
Buckle, Inc. (The) (a)	8,665	162,035
Build-A-Bear Workshop, Inc.*	4,122	42,869
Caleres, Inc.	12,986	374,257
Camping World Holdings, Inc., Class A (a)	3,494	108,034

123

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Specialty Retail (continued)
Cato Corp. (The), Class A	7,923	$178,743
Chico’s FAS, Inc.	39,595	547,203
Children’s Place, Inc. (The)	5,228	600,174
Citi Trends, Inc.	4,313	81,041
Conn’s, Inc.* (a)	5,700	100,320
Container Store Group, Inc. (The) * (a)	4,290	17,675
Destination XL Group, Inc.*	11,500	29,325
DSW, Inc., Class A	20,415	420,957
Express, Inc.*	22,512	194,279
Finish Line, Inc. (The), Class A	12,663	200,202
Five Below, Inc.*	16,256	798,495
Francesca’s Holdings Corp.*	11,594	182,953
Genesco, Inc.*	6,224	331,739
GNC Holdings, Inc., Class A (a)	20,659	160,727
Group 1 Automotive, Inc.	6,302	434,523
Guess?, Inc.	18,518	206,661
Haverty Furniture Cos., Inc.	5,699	140,480
Hibbett Sports, Inc.* (a)	6,939	180,414
Kirkland’s, Inc.*	4,127	48,534
Lithia Motors, Inc., Class A	7,190	687,005
Lumber Liquidators Holdings, Inc.* (a)	8,078	198,315
MarineMax, Inc.*	7,161	145,726
Monro Muffler Brake, Inc.	9,515	493,353
Office Depot, Inc.	149,074	740,898
Party City Holdco, Inc.* (a)	8,187	130,992
Pier 1 Imports, Inc.	24,646	166,114
Rent-A-Center, Inc. (a)	15,879	169,747
Restoration Hardware Holdings, Inc.* (a)	10,280	493,132
Sears Hometown and Outlet Stores, Inc.*	3,426	11,477
Select Comfort Corp.*	11,890	367,401
Shoe Carnival, Inc.	4,117	104,448
Sonic Automotive, Inc., Class A	8,347	163,601
Sportsman’s Warehouse Holdings, Inc.* (a)	7,938	32,466
Stage Stores, Inc. (a)	7,629	21,972
Stein Mart, Inc.	8,777	21,679
Tailored Brands, Inc. (a)	14,801	182,496
Tile Shop Holdings, Inc.	9,829	209,849
Tilly’s, Inc., Class A	3,649	34,884
Vitamin Shoppe, Inc.*	7,130	137,609
West Marine, Inc.*	6,059	66,407
Winmark Corp.	716	92,436
Zumiez, Inc.*	5,469	98,169

		13,066,052

Technology Hardware, Storage & Peripherals 0.5%
3D Systems Corp.* (a)	32,538	515,077
Avid Technology, Inc.*	9,936	55,691
CPI Card Group, Inc.	6,071	21,856
Cray, Inc.*	12,079	216,214
Diebold Nixdorf, Inc.	20,750	585,150
Eastman Kodak Co.*	5,264	57,904
Electronics For Imaging, Inc.*	14,263	652,960
Immersion Corp.*	8,820	77,352

Common Stocks (continued)

	Shares	Market Value

Technology Hardware, Storage & Peripherals (continued)
Pure Storage, Inc., Class A*	20,471	$217,197
Stratasys Ltd. *	14,664	363,081
Super Micro Computer, Inc.*	11,726	286,114
USA Technologies, Inc.*	10,758	52,714

		3,101,310

Textiles, Apparel & Luxury Goods 0.7%
Columbia Sportswear Co.	8,143	461,057
Crocs, Inc.*	22,252	138,630
Culp, Inc.	3,257	104,550
Deckers Outdoor Corp.*	9,840	586,366
Delta Apparel, Inc.*	2,007	35,183
Fossil Group, Inc.* (a)	12,690	218,902
G-III Apparel Group Ltd. *	13,015	308,455
Iconix Brand Group, Inc.*	13,101	91,707
Movado Group, Inc.	4,807	112,484
Oxford Industries, Inc.	4,596	266,476
Perry Ellis International, Inc.*	3,784	77,648
Sequential Brands Group, Inc.* (a)	12,115	40,828
Steven Madden Ltd. *	18,642	709,328
Superior Uniform Group, Inc.	2,793	50,944
Unifi, Inc.*	4,824	135,410
Vera Bradley, Inc.*	5,823	53,280
Vince Holding Corp.* (a)	7,602	7,602
Wolverine World Wide, Inc.	29,359	707,845

		4,106,695

Thrifts & Mortgage Finance 2.2%
Astoria Financial Corp.	27,964	570,186
Bank Mutual Corp.	12,419	114,255
BankFinancial Corp.	4,328	63,968
Bear State Financial, Inc.	5,281	49,536
Beneficial Bancorp, Inc.	21,267	340,272
BofI Holding, Inc.* (a)	18,207	434,965
Capitol Federal Financial, Inc.	38,645	565,376
Charter Financial Corp.	4,015	73,675
Clifton Bancorp, Inc.	6,370	106,379
Dime Community Bancshares, Inc.	9,445	183,705
ESSA Bancorp, Inc.	2,595	39,262
Essent Group Ltd. *	22,700	840,127
EverBank Financial Corp.	31,267	609,707
Federal Agricultural Mortgage Corp., Class C	2,703	154,206
First Defiance Financial Corp.	2,678	143,648
Flagstar Bancorp, Inc.*	6,356	185,850
Greene County Bancorp, Inc. (a)	796	19,701
Hingham Institution for Savings	408	73,232
Home Bancorp, Inc.	1,616	60,018
HomeStreet, Inc.*	7,661	199,186
Impac Mortgage Holdings, Inc.* (a)	3,450	49,335
Kearny Financial Corp.	26,424	385,791
LendingTree, Inc.* (a)	1,924	271,092
Meridian Bancorp, Inc.	14,636	256,862
Meta Financial Group, Inc.	2,496	211,911
MGIC Investment Corp.*	101,019	1,064,740

124

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Thrifts & Mortgage Finance (continued)
Nationstar Mortgage Holdings, Inc.*	9,809	$158,023
NMI Holdings, Inc., Class A*	15,450	179,220
Northfield Bancorp, Inc.	12,706	233,536
Northwest Bancshares, Inc.	29,102	469,706
OceanFirst Financial Corp.	7,552	208,813
Ocwen Financial Corp.* (a)	31,338	71,764
Oritani Financial Corp.	11,437	193,857
PennyMac Financial Services, Inc., Class A*	4,107	67,766
PHH Corp.*	16,357	211,005
Provident Bancorp, Inc.*	1,397	29,756
Provident Financial Holdings, Inc.	2,165	41,633
Provident Financial Services, Inc.	18,513	475,599
Radian Group, Inc.	63,914	1,078,868
SI Financial Group, Inc.	3,565	53,297
Southern Missouri Bancorp, Inc.	1,656	55,145
Territorial Bancorp, Inc.	2,114	65,428
TrustCo Bank Corp.	27,712	220,310
United Community Financial Corp.	14,372	122,737
United Financial Bancorp, Inc.	15,221	262,867
Walker & Dunlop, Inc.*	8,358	374,856
Washington Federal, Inc.	27,573	929,210
Waterstone Financial, Inc.	7,754	147,326
Western New England Bancorp, Inc.	6,734	70,707
WSFS Financial Corp.	8,687	410,026

		13,198,440

Tobacco 0.2%
Alliance One International, Inc.*	2,319	31,886
Turning Point Brands, Inc.*	2,086	32,980
Universal Corp.	7,121	523,038
Vector Group Ltd.	28,174	611,939

		1,199,843

Trading Companies & Distributors 1.1%
Aircastle Ltd.	14,485	342,136
Applied Industrial Technologies, Inc.	11,014	704,896
Beacon Roofing Supply, Inc.*	18,133	898,853
BMC Stock Holdings, Inc.*	16,717	389,506
CAI International, Inc.*	4,624	95,347
DXP Enterprises, Inc.*	4,688	171,018
Foundation Building Materials, Inc.*	2,351	38,063
GATX Corp. (a)	12,422	744,078
GMS, Inc.*	2,167	78,359
H&E Equipment Services, Inc.	9,560	201,907
Kaman Corp.	8,125	390,081
Lawson Products, Inc.*	2,125	48,344
MRC Global, Inc.*	28,389	517,531
Neff Corp., Class A*	2,623	46,165
NOW, Inc.*	32,406	551,226
Real Industry, Inc.*	7,818	20,327
Rush Enterprises, Inc., Class A*	8,888	335,522
Rush Enterprises, Inc., Class B*	1,898	65,747
SiteOne Landscape Supply, Inc.*	3,525	168,530

Common Stocks (continued)

	Shares	Market Value

Trading Companies & Distributors (continued)
Textainer Group Holdings Ltd.	7,215	$107,864
Titan Machinery, Inc.*	5,095	80,756
Triton International Ltd.	12,303	376,595
Univar, Inc.*	13,021	388,677
Veritiv Corp.*	2,564	132,430
Willis Lease Finance Corp.*	1,124	25,526

		6,919,484

Transportation Infrastructure 0.0%†
Wesco Aircraft Holdings, Inc.*	16,827	204,448

Water Utilities 0.3%
American States Water Co.	11,071	492,881
AquaVenture Holdings Ltd. * (a)	1,649	30,292
Artesian Resources Corp., Class A	2,176	83,580
California Water Service Group	14,572	520,220
Connecticut Water Service, Inc.	3,196	171,529
Consolidated Water Co. Ltd.	4,434	52,321
Global Water Resources, Inc. (a)	2,654	24,258
Middlesex Water Co.	4,888	186,331
SJW Group	4,909	239,756
York Water Co. (The)	3,921	147,037

		1,948,205

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	11,081	158,347
NII Holdings, Inc.*	15,694	13,541
Shenandoah Telecommunications Co.	14,017	448,544
Spok Holdings, Inc.	6,396	114,808

		735,240

Total Common Stocks (cost $432,632,177)		573,883,153

Rights 0.0%†

	Number of Rights

Biotechnology 0.0%†
Dyax Corp. CVR* (b)(c)	57,445	71,806

Total Rights (cost $–)		71,806

125

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Investment Company 0.6%

	Shares	Market Value

Money Market Fund 0.6%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 0.65% (d)(e)	3,350,531	$3,350,531

Total Investment Company (cost $3,350,531)		3,350,531

Repurchase Agreement 6.4%

	Principal Amount

Royal Bank of Canada, 0.77%, Dated 04/28/17, due 05/01/17, repurchase price $38,617,382, collateralized by U.S. Treasury notes, ranging from 1.13% - 1.50%, maturing 05/31/20 - 02/28/21; total market value $39,403,009. (e)(f)	$38,614,904	38,614,904

Total Repurchase Agreement (cost $38,614,904)		38,614,904

Total Investments (cost $474,597,612) (g) — 102.1%		615,920,394

Liabilities in excess of other assets — (2.1)%		(12,427,948)

NET ASSETS — 100.0%		$603,492,446

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $41,378,812, which was collateralized by a money market fund and a repurchase agreement with a value of $3,350,531 and $38,614,904, respectively, and
$809,102 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% -8.13%, and maturity dates ranging from 06/01/17 - 05/15/43; a total value of $42,774,537.

(b)	Illiquid security.

(c)	Fair valued security.

(d)	Represents 7-day effective yield as of April 30, 2017.

(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2017 was $41,965,435.

(f)	Please refer to Note 2(f) for additional information on the joint repurchase agreement.

(g)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights

Ltd.	Limited

NV	Public Traded Company

plc	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

At April 30, 2017, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
424	Russell 2000 Mini Index	06/16/17	$29,646,080	$591,777

At April 30, 2017, the Fund has $1,421,600 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

126

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Small Cap Index Fund
Assets:
Investments, at value* (cost $435,982,708)	$577,305,490
Repurchase agreement, at value (cost $38,614,904)	38,614,904

Total Investments, at value (total cost $474,597,612)	615,920,394

Cash	28,518,567
Deposits with broker for futures contracts	1,421,600
Interest and dividends receivable	190,045
Security lending income receivable	72,476
Receivable for investments sold	258,638
Receivable for capital shares issued	146,828
Reimbursement from investment adviser (Note 3)	21,556
Prepaid expenses	56,111

Total Assets	646,606,215

Liabilities:
Payable for investments purchased	146,065
Payable for capital shares redeemed	289,382
Payable for variation margin on futures contracts	435,278
Payable upon return of securities loaned (Note 2)	41,965,434
Accrued expenses and other payables:
Investment advisory fees	92,557
Fund administration fees	31,882
Distribution fees	40,402
Administrative servicing fees	21,234
Accounting and transfer agent fees	2,982
Trustee fees	1,684
Custodian fees	4,270
Compliance program costs (Note 3)	320
Professional fees	16,943
Printing fees	7,392
Other	57,944

Total Liabilities	43,113,769

Net Assets	$603,492,446

Represented by:
Capital	$417,889,168
Accumulated undistributed net investment income	1,472,588
Accumulated net realized gains from investments and futures transactions	42,216,131
Net unrealized appreciation/(depreciation) from investments	141,322,782
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	591,777

Net Assets	$603,492,446

*	Includes value of securities on loan of $41,378,812 (Note 2).

127

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Small Cap Index Fund
Net Assets:
Class A Shares	$162,873,153
Class C Shares	8,362,386
Class R Shares	3,523,095
Class R6 Shares	428,723,411
Institutional Service Class Shares	10,401

Total	$603,492,446

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	11,085,283
Class C Shares	594,009
Class R Shares	242,016
Class R6 Shares	28,692,197
Institutional Service Class Shares	696

Total	40,614,201

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$14.69
Class C Shares (b)	$14.08
Class R Shares	$14.56
Class R6 Shares	$14.94
Institutional Service Class Shares	$14.94
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$15.59

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

128

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Small Cap Index Fund
INVESTMENT INCOME:
Dividend income	$4,706,899
Income from securities lending (Note 2)	521,969
Interest income	54,603
Foreign tax withholding	(341)

Total Income	5,283,130

EXPENSES:
Investment advisory fees	591,187
Fund administration fees	110,462
Distribution fees Class A	189,971
Distribution fees Class C	31,148
Distribution fees Class R	5,887
Administrative servicing fees Class A	113,983
Administrative servicing fees Class C	3,115
Administrative servicing fees Class R	734
Administrative servicing fees Institutional Service Class (a)	6
Registration and filing fees	29,826
Professional fees	43,561
Printing fees	8,463
Trustee fees	9,154
Custodian fees	12,253
Accounting and transfer agent fees	13,592
Compliance program costs (Note 3)	1,402
Index licensing fee	72,307
Other	8,665

Total expenses before fees waived and expenses reimbursed	1,245,716

Investment advisory fees waived (Note 3)	(62,225)
Expenses reimbursed by adviser (Note 3)	(29,002)

Net Expenses	1,154,489

NET INVESTMENT INCOME	4,128,641

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	55,619,626
Net realized gains from futures transactions (Note 2)	2,084,172

Net realized gains from investments and futures transactions	57,703,798

Net change in unrealized appreciation/(depreciation) from investments	48,458,396
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	837,289

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	49,295,685

Net realized/unrealized gains from investments and futures transactions	106,999,483

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$111,128,124

(a)	For the period from December 7, 2016 (commencement of operations) through April 30, 2017.

The accompanying notes are an integral part of these financial statements.

129

Statements of Changes in Net Assets

	Nationwide Small Cap Index Fund
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016
Operations:
Net investment income	$4,128,641		$8,944,659
Net realized gains from investments and futures transactions	57,703,798		41,824,132
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	49,295,685		(29,410,067)

Change in net assets resulting from operations	111,128,124		21,358,724

Distributions to Shareholders From:
Net investment income:
Class A	(1,037,751)		(1,073,308)
Class C	(29,820)		(16,167)
Class R	(16,099)		(11,405)
Class R6 (a)	(4,322,665)		(6,639,342)
Institutional Service Class	(83	)(b)	–
Net realized gains:
Class A	(8,656,060)		(12,920,699)
Class C	(333,006)		(429,271)
Class R	(140,961)		(149,308)
Class R6 (a)	(29,299,402)		(56,798,703)
Institutional Service Class	(573	)(b)	–

Change in net assets from shareholder distributions	(43,836,420)		(78,038,203)

Change in net assets from capital transactions	(95,725,108)		(32,737,970)

Change in net assets	(28,433,404)		(89,417,449)

Net Assets:
Beginning of period	631,925,850		721,343,299

End of period	$603,492,446		$631,925,850

Accumulated undistributed net investment income at end of period	$1,472,588		$2,750,365

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$32,132,721		$23,091,663
Dividends reinvested	9,418,795		13,504,466
Cost of shares redeemed	(18,580,158)		(30,132,102)

Total Class A Shares	22,971,358		6,464,027

Class C Shares
Proceeds from shares issued	3,431,988		1,149,982
Dividends reinvested	337,688		411,117
Cost of shares redeemed	(690,975)		(597,035)

Total Class C Shares	3,078,701		964,064

Class R Shares
Proceeds from shares issued	3,046,381		1,179,499
Dividends reinvested	134,225		160,584
Cost of shares redeemed	(1,517,470)		(756,726)

Total Class R Shares	1,663,136		583,357

130

Statements of Changes in Net Assets (Continued)

	Nationwide Small Cap Index Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Class R6 Shares (a)
Proceeds from shares issued	$49,108,973	$46,693,909
Dividends reinvested	33,622,067	63,438,045
Cost of shares redeemed	(206,179,999)	(150,881,372)

Total Class R6 Shares	(123,448,959)	(40,749,418)

Institutional Service Class Shares
Proceeds from shares issued	10,000 (b)	–
Dividends reinvested	656 (b)	–
Cost of shares redeemed	– (b)	–

Total Institutional Service Class Shares	10,656 (b)	–

Change in net assets from capital transactions	$(95,725,108)	$(32,737,970)

SHARE TRANSACTIONS:
Class A Shares
Issued	2,222,040	1,770,589
Reinvested	660,036	1,071,788
Redeemed	(1,294,024)	(2,346,515)

Total Class A Shares	1,588,052	495,862

Class C Shares
Issued	248,409	93,421
Reinvested	24,631	33,837
Redeemed	(50,260)	(48,680)

Total Class C Shares	222,780	78,578

Class R Shares
Issued	212,113	91,213
Reinvested	9,486	12,851
Redeemed	(105,575)	(58,857)

Total Class R Shares	116,024	45,207

Class R6 Shares (a)
Issued	3,321,242	3,732,436
Reinvested	2,317,094	4,957,509
Redeemed	(13,896,263)	(11,835,409)

Total Class R6 Shares	(8,257,927)	(3,145,464)

Institutional Service Class Shares
Issued	651 (b)	–
Reinvested	45 (b)	–
Redeemed	– (b)	–

Total Institutional Service Class Shares	696 (b)	–

Total change in shares	(6,330,375)	(2,525,817)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(b)	For the period from December 7, 2016 (commencement of operations) through April 30, 2017.

The accompanying notes are an integral part of these financial statements.

131

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Small Cap Index Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$13.30	0.07	2.31	2.38	(0.11)	(0.88)	(0.99)	$14.69	18.09%		$162,873,153	0.66%	1.01%	0.69%	1.76%
Year Ended October 31, 2016	$14.42	0.14	0.31	0.45	(0.12)	(1.45)	(1.57)	$13.30	3.72%		$126,320,711	0.67%	1.06%	0.68%	15.86%
Year Ended October 31, 2015	$15.67	0.13	(0.17)	(0.04)	(0.15)	(1.06)	(1.21)	$14.42	(0.09%	)	$129,815,756	0.67%	0.88%	0.67%	14.31%
Year Ended October 31, 2014	$15.54	0.12	1.02	1.14	(0.11)	(0.90)	(1.01)	$15.67	7.60%		$144,918,229	0.67%	0.75%	0.67%	18.71%
Year Ended October 31, 2013	$12.05	0.18	3.94	4.12	(0.18)	(0.45)	(0.63)	$15.54	35.77%		$140,499,070	0.67%	1.31%	0.67%	21.34%
Year Ended October 31, 2012	$11.28	0.13	1.09	1.22	(0.07)	(0.38)	(0.45)	$12.05	11.45%		$101,814,470	0.68%	1.12%	0.68%	26.98%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$12.80	0.02	2.22	2.24	(0.08)	(0.88)	(0.96)	$14.08	17.70%		$8,362,386	1.36%	0.29%	1.39%	1.76%
Year Ended October 31, 2016	$13.96	0.04	0.30	0.34	(0.05)	(1.45)	(1.50)	$12.80	3.01%		$4,750,997	1.37%	0.35%	1.38%	15.86%
Year Ended October 31, 2015	$15.22	0.03	(0.17)	(0.14)	(0.06)	(1.06)	(1.12)	$13.96	(0.76%	)	$4,086,067	1.36%	0.18%	1.36%	14.31%
Year Ended October 31, 2014	$15.14	0.01	1.00	1.01	(0.03)	(0.90)	(0.93)	$15.22	6.90%		$3,111,509	1.34%	0.08%	1.34%	18.71%
Year Ended October 31, 2013	$11.79	0.09	3.86	3.95	(0.15)	(0.45)	(0.60)	$15.14	34.95%		$2,763,671	1.27%	0.66%	1.27%	21.34%
Year Ended October 31, 2012	$11.07	0.06	1.07	1.13	(0.03)	(0.38)	(0.41)	$11.79	10.76%		$1,537,462	1.28%	0.50%	1.28%	26.98%

Class R Shares (g)
Six Months Ended April 30, 2017 (Unaudited)	$13.19	0.06	2.29	2.35	(0.10)	(0.88)	(0.98)	$14.56	18.05%		$3,523,095	0.82%	0.85%	0.85%	1.76%
Year Ended October 31, 2016	$14.32	0.12	0.30	0.42	(0.10)	(1.45)	(1.55)	$13.19	3.54%		$1,661,800	0.82%	0.91%	0.83%	15.86%
Year Ended October 31, 2015	$15.58	0.12	(0.18)	(0.06)	(0.14)	(1.06)	(1.20)	$14.32	(0.18%	)	$1,156,739	0.77%	0.77%	0.77%	14.31%
Year Ended October 31, 2014	$15.46	0.08	1.04	1.12	(0.10)	(0.90)	(1.00)	$15.58	7.47%		$1,029,664	0.76%	0.51%	0.76%	18.71%
Year Ended October 31, 2013	$12.00	0.13	3.97	4.10	(0.19)	(0.45)	(0.64)	$15.46	35.71%		$16,977	0.77%	0.93%	0.77%	21.34%
Year Ended October 31, 2012	$11.25	0.12	1.08	1.20	(0.07)	(0.38)	(0.45)	$12.00	11.29%		$1,440	0.78%	1.01%	0.78%	26.98%

Class R6 Shares (h)
Six Months Ended April 30, 2017 (Unaudited)	$13.51	0.11	2.33	2.44	(0.13)	(0.88)	(1.01)	$14.94	18.32%		$428,723,411	0.26%	1.45%	0.29%	1.76%
Year Ended October 31, 2016	$14.62	0.19	0.32	0.51	(0.17)	(1.45)	(1.62)	$13.51	4.15%		$499,192,342	0.27%	1.46%	0.28%	15.86%
Year Ended October 31, 2015	$15.87	0.20	(0.18)	0.02	(0.21)	(1.06)	(1.27)	$14.62	0.32%		$586,284,737	0.27%	1.29%	0.27%	14.31%
Year Ended October 31, 2014	$15.75	0.18	1.04	1.22	(0.20)	(0.90)	(1.10)	$15.87	8.04%		$673,112,196	0.27%	1.15%	0.27%	18.71%
Year Ended October 31, 2013	$12.18	0.23	4.00	4.23	(0.21)	(0.45)	(0.66)	$15.75	36.30%		$625,988,463	0.28%	1.70%	0.28%	21.34%
Year Ended October 31, 2012	$11.40	0.18	1.10	1.28	(0.12)	(0.38)	(0.50)	$12.18	11.85%		$429,079,230	0.28%	1.50%	0.28%	26.98%

Institutional Service Class Shares
Period Ended April 30, 2017 (i) (Unaudited)	$15.36	0.07	0.52	0.59	(0.13)	(0.88)	(1.01)	$14.94	4.02%		$10,401	0.39%	1.25%	0.44%	1.76%

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(i)	For the period from December 7, 2016 (commencement of operations) through April 30, 2017. Total return is calculated based on inception date of December 6, 2016 through April 30, 2017.

The accompanying notes are an integral part of these financial statements.

132

Fund Overview	Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Asset Allocation†

Common Stocks	98.6%
Repurchase Agreement	3.6%
Exchange Traded Fund	0.8%
Investment Company	0.3%
Liabilities in excess of other assets	(3.3%)
100.0%

Top Industries†

Software	18.0%
Semiconductors & Semiconductor Equipment	13.4%
IT Services	10.3%
Communications Equipment	7.9%
Aerospace & Defense	7.9%
Internet Software & Services	7.6%
Biotechnology	6.5%
Life Sciences Tools & Services	5.3%
Technology Hardware, Storage & Peripherals	4.4%
Pharmaceuticals	2.2%
Other Industries*	16.5%
100.0%

Top Holdings††

Biogen, Inc.	3.5%
Lockheed Martin Corp.	3.5%
Illumina, Inc.	2.4%
Boeing Co. (The)	2.4%
Thermo Fisher Scientific, Inc.	2.1%
Amgen, Inc.	2.1%
International Business Machines Corp.	2.1%
Raytheon Co.	2.0%
Facebook, Inc., Class A	2.0%
Lam Research Corp.	1.9%
Other Holdings*	76.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Percentages indicated are based upon total investments as of April 30, 2017.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

133

Shareholder Expense Example	Nationwide Ziegler NYSE Arca Tech 100 Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Ziegler NYSE Arca Tech 100 Index Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	1,160.20	4.28	0.80
	Hypothetical	(a)(b)	1,000.00	1,020.83	4.01	0.80
Class C Shares	Actual	(a)	1,000.00	1,155.90	8.29	1.55
	Hypothetical	(a)(b)	1,000.00	1,017.11	7.75	1.55
Class R6 Shares(c)	Actual	(a)	1,000.00	1,162.30	2.36	0.44
	Hypothetical	(a)(b)	1,000.00	1,022.61	2.21	0.44
Institutional Service Class Shares	Actual	(a)	1,000.00	1,161.60	3.11	0.58
	Hypothetical	(a)(b)	1,000.00	1,021.92	2.91	0.58

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

134

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Common Stocks 98.6%

	Shares	Market Value

Aerospace & Defense 8.2%
Boeing Co. (The)	51,200	$9,463,296
Lockheed Martin Corp.	51,200	13,795,840
Raytheon Co.	51,200	7,946,752

		31,205,888

Biotechnology 6.7%
Amgen, Inc.	51,200	8,361,984
Biogen, Inc.*	51,200	13,885,952
Gilead Sciences, Inc.	51,200	3,509,760

		25,757,696

Chemicals 1.6%
Monsanto Co.	51,200	5,970,432

Communications Equipment 8.2%
ARRIS International plc*	51,200	1,330,688
Brocade Communications Systems, Inc.	51,200	643,584
Ciena Corp.*	51,200	1,172,992
Cisco Systems, Inc.	51,200	1,744,384
F5 Networks, Inc.*	51,200	6,611,456
Harris Corp.	51,200	5,728,768
InterDigital, Inc.	51,200	4,602,880
Juniper Networks, Inc.	51,200	1,539,584
Motorola Solutions, Inc.	51,200	4,401,664
Nokia OYJ,ADR-FI	51,200	293,376
Ubiquiti Networks, Inc.* (a)	51,200	2,637,824
Viavi Solutions, Inc.*	51,200	512,000

		31,219,200

Diversified Telecommunication Services 0.5%
AT&T, Inc.	51,200	2,029,056

Electronic Equipment, Instruments & Components 2.0%
Amphenol Corp., Class A	51,200	3,702,272
Corning, Inc.	51,200	1,477,120
FLIR Systems, Inc.	51,200	1,880,576
LG Display Co. Ltd., ADR-KR	51,200	658,944

		7,718,912

Energy Equipment & Services 2.1%
Halliburton Co.	51,200	2,349,056
National Oilwell Varco, Inc.	51,200	1,790,464
Schlumberger Ltd.	51,200	3,716,608

		7,856,128

Health Care Equipment & Supplies 2.2%
Baxter International, Inc.	51,200	2,850,816
Boston Scientific Corp.*	51,200	1,350,656
Medtronic plc	51,200	4,254,208

		8,455,680

Health Care Technology 1.6%
Medidata Solutions, Inc.*	51,200	3,350,016

Common Stocks (continued)

	Shares	Market Value

Health Care Technology (continued)
Veeva Systems, Inc., Class A*	51,200	$2,745,344

		6,095,360

Household Durables 1.9%
Garmin Ltd.	51,200	2,603,008
GoPro, Inc., Class A* (a)	51,200	422,400
iRobot Corp.*	51,200	4,082,688

		7,108,096

Internet Software & Services 7.9%
Akamai Technologies, Inc.*	51,200	3,120,128
Alibaba Group Holding Ltd., ADR-CN* (a)	51,200	5,913,600
eBay, Inc.*	51,200	1,710,592
Facebook, Inc., Class A*	51,200	7,692,800
j2 Global, Inc. (a)	51,200	4,620,288
VeriSign, Inc.* (a)	51,200	4,552,704
Yahoo!, Inc.*	51,200	2,468,352

		30,078,464

IT Services 10.6%
Acxiom Corp.*	51,200	1,479,680
Amdocs Ltd.	51,200	3,135,488
Automatic Data Processing, Inc.	51,200	5,349,888
DST Systems, Inc.	51,200	6,303,232
DXC Technology Co.*	51,200	3,857,408
International Business Machines Corp.	51,200	8,206,848
Mastercard, Inc., Class A	51,200	5,955,584
Teradata Corp.*	51,200	1,494,016
Visa, Inc., Class A	51,200	4,670,464

		40,452,608

Life Sciences Tools & Services 5.4%
Agilent Technologies, Inc.	51,200	2,818,560
Illumina, Inc.*	51,200	9,464,832
Thermo Fisher Scientific, Inc.	51,200	8,464,896

		20,748,288

Pharmaceuticals 2.3%
AstraZeneca plc,ADR-UK	51,200	1,548,800
Bristol-Myers Squibb Co.	51,200	2,869,760
Novartis AG,ADR-CH	51,200	3,943,936
Valeant Pharmaceuticals International, Inc.*	51,200	473,600

		8,836,096

Semiconductors & Semiconductor Equipment 13.8%
Analog Devices, Inc.	51,200	3,901,440
Applied Materials, Inc.	51,200	2,079,232
ASML Holding NV, NYRS-NL REG	51,200	6,750,720
Cypress Semiconductor Corp.	51,200	717,312
First Solar, Inc.* (a)	51,200	1,512,960

135

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	51,200	$1,850,880
KLA-Tencor Corp.	51,200	5,028,864
Lam Research Corp.	51,200	7,416,320
Microchip Technology, Inc. (a)	51,200	3,869,696
NVIDIA Corp.	51,200	5,340,160
ON Semiconductor Corp.*	51,200	726,016
QUALCOMM, Inc.	51,200	2,751,488
Teradyne, Inc.	51,200	1,805,824
Texas Instruments, Inc.	51,200	4,054,016
Xilinx, Inc.	51,200	3,231,232
Xperi Corp.	51,200	1,720,320

		52,756,480

Software 18.6%
Activision Blizzard, Inc.	51,200	2,675,200
Adobe Systems, Inc.*	51,200	6,847,488
Autodesk, Inc.*	51,200	4,611,584
CA, Inc.	51,200	1,680,896
Check Point Software Technologies Ltd.* (a)	51,200	5,325,312
Citrix Systems, Inc.*	51,200	4,144,128
Intuit, Inc.	51,200	6,410,752
Microsoft Corp.	51,200	3,505,152
Mobileye NV*	51,200	3,170,304
Open Text Corp.	51,200	1,775,616
Oracle Corp.	51,200	2,301,952
Progress Software Corp.	51,200	1,521,664
PTC, Inc.*	51,200	2,767,360
Red Hat, Inc.*	51,200	4,509,696
salesforce.com, Inc.*	51,200	4,409,344
SAP SE,ADR-DE (a)	51,200	5,129,216
Symantec Corp.	51,200	1,619,456
Synopsys, Inc.*	51,200	3,773,440
VMware, Inc., Class A* (a)	51,200	4,818,944

		70,997,504

Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.	51,200	7,354,880
HP, Inc.	51,200	963,584
NetApp, Inc.	51,200	2,040,320
Seagate Technology plc	51,200	2,157,056
Western Digital Corp.	51,200	4,560,384
Xerox Corp.	51,200	368,128

		17,444,352

Wireless Telecommunication Services 0.4%
Telephone & Data Systems, Inc.	51,200	1,405,952

Total Common Stocks (cost $179,118,768)		376,136,192

Exchange Traded Fund 0.8%

	Shares	Market Value

Equity Fund 0.8%
PowerShares QQQ Trust	21,190	$2,881,628

Total Exchange Traded Fund (cost $2,634,196)		2,881,628

Investment Company 0.3%
Money Market Fund 0.3%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 0.65% (b)(c)	1,204,924	1,204,924

Total Investment Company (cost $1,204,924)		1,204,924

Repurchase Agreement 3.6%

	Principal Amount

Royal Bank of Canada, 0.77%, Dated 04/28/17, due 05/01/17, repurchase price $13,887,653, collateralized by U.S. Treasury notes, ranging from 1.13% - 1.50%, maturing 05/31/20 - 02/28/21; total market value $14,170,182. (c)(d)	$13,886,762	13,886,762

Total Repurchase Agreement (cost $13,886,762)		13,886,762

Total Investments (cost $196,844,650) (e) — 103.3%		394,109,506

Liabilities in excess of other assets — (3.3)%		(12,671,348)

NET ASSETS — 100.0%		$381,438,158

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $28,917,865, which was collateralized by a money market fund and a repurchase agreement with a value of $1,204,924 and $13,886,762, respectively, and $14,532,535 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 06/01/17 - 05/15/43; a total value of $29,624,221.

(b)	Represents 7-day effective yield as of April 30, 2017.

136

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund (Continued)

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2017 was $15,091,686.

(d)	Please refer to Note 2(f) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AG	Stock Corporation

CH	Switzerland

CN	China

DE	Germany

FI	Finland

KR	South Korea

Ltd.	Limited

NL	Netherlands

NV	Public Traded Company

NYRS	New York Registry Shares

OYJ	Public Traded Company

plc	Public Limited Company

REG	Registered Shares

SE	European Public Limited Liability Company

UK	United Kingdom

The accompanying notes are an integral part of these financial statements.

137

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Assets:
Investments, at value* (cost $182,957,888)	$380,222,744
Repurchase agreement, at value (cost $13,886,762)	13,886,762

Total Investments, at value (total cost $196,844,650)	394,109,506

Cash	1,977,925
Interest and dividends receivable	195,519
Security lending income receivable	20,974
Receivable for capital shares issued	1,003,254
Prepaid expenses	34,939

Total Assets	397,342,117

Liabilities:
Payable for capital shares redeemed	457,488
Payable upon return of securities loaned (Note 2)	15,091,686
Accrued expenses and other payables:
Investment advisory fees	95,112
Fund administration fees	26,567
Distribution fees	81,852
Administrative servicing fees	74,547
Accounting and transfer agent fees	17,781
Trustee fees	798
Custodian fees	1,635
Compliance program costs (Note 3)	172
Professional fees	12,342
Printing fees	40,001
Other	3,978

Total Liabilities	15,903,959

Net Assets	$381,438,158

Represented by:
Capital	$179,591,974
Accumulated undistributed net investment income	498,702
Accumulated net realized gains from investments	4,082,626
Net unrealized appreciation/(depreciation) from investments	197,264,856

Net Assets	$381,438,158

Net Assets:
Class A Shares	$253,636,656
Class C Shares	37,806,948
Class R6 Shares	5,630,593
Institutional Service Class Shares	84,363,961

Total	$381,438,158

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	3,744,403
Class C Shares	621,972
Class R6 Shares	82,382
Institutional Service Class Shares	1,233,995

Total	5,682,752

*	Includes value of securities on loan of $28,917,865 (Note 2).

138

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$67.74
Class C Shares (b)	$60.79
Class R6 Shares	$68.35
Institutional Service Class Shares	$68.37
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$71.87

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

139

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund
INVESTMENT INCOME:
Dividend income	$2,493,947
Income from securities lending (Note 2)	196,641
Interest income	6,129
Foreign tax withholding	(5,451)

Total Income	2,691,266

EXPENSES:
Investment advisory fees	548,070
Fund administration fees	78,055
Distribution fees Class A	298,389
Distribution fees Class C	172,648
Administrative servicing fees Class A	131,292
Administrative servicing fees Class C	18,991
Administrative servicing fees Institutional Service Class	50,843
Registration and filing fees	28,235
Professional fees	19,898
Printing fees	34,608
Trustee fees	4,974
Custodian fees	6,742
Accounting and transfer agent fees	46,613
Compliance program costs (Note 3)	771
Other	6,036

Total Expenses	1,446,165

NET INVESTMENT INCOME	1,245,101

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	12,177,436
Net change in unrealized appreciation/(depreciation) from investments	38,643,694

Net realized/unrealized gains from investments	50,821,130

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$52,066,231

The accompanying notes are an integral part of these financial statements.

140

Statements of Changes in Net Assets

	Nationwide Ziegler NYSE Arca Tech 100 Index Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$1,245,101	$3,227,759
Net realized gains from investments	12,177,436	711,493
Net change in unrealized appreciation/(depreciation) from investments	38,643,694	14,878,144

Change in net assets resulting from operations	52,066,231	18,817,396

Distributions to Shareholders From:
Net investment income:
Class A	(1,367,284)	(1,736,796)
Class C	(144,157)	(122,551)
Class R6 (a)	(24,901)	(22,383)
Institutional Service Class	(455,600)	(636,461)

Change in net assets from shareholder distributions	(1,991,942)	(2,518,191)

Change in net assets from capital transactions	2,037,989	(55,513,771)

Change in net assets	52,112,278	(39,214,566)

Net Assets:
Beginning of period	329,325,880	368,540,446

End of period	$381,438,158	$329,325,880

Accumulated undistributed net investment income at end of period	$498,702	$1,245,543

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$20,749,122	$24,938,201
Dividends reinvested	1,317,100	1,669,018
Cost of shares redeemed	(31,672,967)	(70,252,889)

Total Class A Shares	(9,606,745)	(43,645,670)

Class C Shares
Proceeds from shares issued	4,193,104	4,946,836
Dividends reinvested	132,175	111,993
Cost of shares redeemed	(3,037,132)	(7,408,102)

Total Class C Shares	1,288,147	(2,349,273)

Class R6 Shares (a)
Proceeds from shares issued	2,886,015	1,526,713
Dividends reinvested	24,686	21,858
Cost of shares redeemed	(732,109)	(559,385)

Total Class R6 Shares	2,178,592	989,186

Institutional Service Class Shares
Proceeds from shares issued	23,359,776	23,781,765
Dividends reinvested	408,304	552,571
Cost of shares redeemed	(15,590,085)	(34,842,350)

Total Institutional Service Class Shares	8,177,995	(10,508,014)

Change in net assets from capital transactions	$2,037,989	$(55,513,771)

141

Statements of Changes in Net Assets (Continued)

	Nationwide Ziegler NYSE Arca Tech 100 Index Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
SHARE TRANSACTIONS:
Class A Shares
Issued	323,823	452,818
Reinvested	21,524	30,625
Redeemed	(499,326)	(1,292,353)

Total Class A Shares	(153,979)	(808,910)

Class C Shares
Issued	73,303	99,331
Reinvested	2,415	2,272
Redeemed	(52,803)	(147,791)

Total Class C Shares	22,915	(46,188)

Class R6 Shares (a)
Issued	44,307	26,897
Reinvested	396	395
Redeemed	(11,435)	(9,999)

Total Class R6 Shares	33,268	17,293

Institutional Service Class Shares
Issued	363,887	416,275
Reinvested	6,565	10,013
Redeemed	(247,435)	(640,481)

Total Institutional Service Class Shares	123,017	(214,193)

Total change in shares	25,221	(1,051,998)

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

142

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income (Loss) to Average Net Assets (e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$58.73	0.23	9.14	9.37	(0.36)	(0.36)	$67.74	16.02%	$253,636,656	0.80%	0.74%		0.80%	16.99%
Year Ended October 31, 2016	$55.34	0.55	3.22	3.77	(0.38)	(0.38)	$58.73	6.87%	$228,935,777	0.84%	0.99%		0.84%	28.15%
Year Ended October 31, 2015	$54.52	0.42	0.79	1.21	(0.39)	(0.39)	$55.34	2.23%	$260,510,175	0.79%	0.74%		0.79%	29.07%
Period Ended October 31, 2014 (h)	$52.46	0.05	2.01	2.06	–	–	$54.52	3.93%	$251,670,690	0.90%	0.39%		0.90%	3.56%
Year Ended July 31, 2014	$43.15	0.21	9.24	9.45	(0.14)	(0.14)	$52.46	21.93%	$244,041,076	0.91%	0.44%		0.93%	21.68%
Year Ended July 31, 2013	$34.34	0.14	8.72	8.86	(0.05)	(0.05)	$43.15	25.83%	$210,474,970	1.08%	0.37%		1.22%	33.00%
Year Ended July 31, 2012	$32.07	(0.02)	2.29	2.27	–	–	$34.34	7.05%	$170,515,922	1.08%	(0.07%	)	1.27%	30.00%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$52.82	–	8.21	8.21	(0.24)	(0.24)	$60.79	15.59%	$37,806,948	1.55%	(0.01%	)	1.55%	16.99%
Year Ended October 31, 2016	$49.98	0.12	2.91	3.03	(0.19)	(0.19)	$52.82	6.09%	$31,639,383	1.58%	0.24%		1.58%	28.15%
Year Ended October 31, 2015	$49.49	(0.02)	0.75	0.73	(0.24)	(0.24)	$49.98	1.48%	$32,248,108	1.53%	(0.05%	)	1.53%	29.07%
Period Ended October 31, 2014 (h)	$47.70	(0.04)	1.83	1.79	–	–	$49.49	3.75%	$22,603,946	1.61%	(0.34%	)	1.61%	3.56%
Year Ended July 31, 2014	$39.38	–	8.32	8.32	–	–	$47.70	21.13%	$19,986,986	1.57%	(0.23%	)	1.57%	21.68%
Year Ended July 31, 2013	$31.49	(0.08)	7.97	7.89	–	–	$39.38	25.06%	$13,930,080	1.68%	(0.23%	)	1.72%	33.00%
Year Ended July 31, 2012	$29.58	(0.20)	2.11	1.91	–	–	$31.49	6.42%	$11,111,107	1.68%	(0.67%	)	1.77%	30.00%

Class R6 Shares (i)
Six Months Ended April 30, 2017 (Unaudited)	$59.25	0.34	9.23	9.57	(0.47)	(0.47)	$68.35	16.23%	$5,630,593	0.44%	1.06%		0.44%	16.99%
Year Ended October 31, 2016	$55.83	0.71	3.30	4.01	(0.59)	(0.59)	$59.25	7.26%	$2,909,859	0.47%	1.28%		0.47%	28.15%
Year Ended October 31, 2015	$54.98	0.50	0.92	1.42	(0.57)	(0.57)	$55.83	2.60%	$1,776,568	0.42%	0.87%		0.42%	29.07%
Period Ended October 31, 2014 (h)	$52.88	0.10	2.03	2.13	(0.03)	(0.03)	$54.98	4.03%	$273,660	0.53%	0.77%		0.53%	3.56%
Period Ended July 31, 2014 (j)	$45.87	0.01	7.39	7.40	(0.39)	(0.39)	$52.88	16.23%	$305,381	0.48%	0.82%		0.48%	21.68%

Institutional Service Class Shares (k)
Six Months Ended April 30, 2017 (Unaudited)	$59.26	0.30	9.24	9.54	(0.43)	(0.43)	$68.37	16.16%	$84,363,961	0.58%	0.95%		0.58%	16.99%
Year Ended October 31, 2016	$55.85	0.68	3.24	3.92	(0.51)	(0.51)	$59.26	7.09%	$65,840,861	0.61%	1.23%		0.61%	28.15%
Year Ended October 31, 2015	$55.00	0.52	0.83	1.35	(0.50)	(0.50)	$55.85	2.47%	$74,005,595	0.56%	0.91%		0.56%	29.07%
Period Ended October 31, 2014 (h)	$52.91	0.08	2.03	2.11	(0.02)	(0.02)	$55.00	3.99%	$41,122,108	0.69%	0.57%		0.69%	3.56%
Year Ended July 31, 2014	$43.58	0.01	9.63	9.64	(0.31)	(0.31)	$52.91	22.20%	$32,435,707	0.66%	0.67%		0.68%	21.68%
Year Ended July 31, 2013	$34.63	0.25	8.80	9.05	(0.10)	(0.10)	$43.58	26.19%	$18,106,198	0.81%	0.64%		0.97%	33.00%
Year Ended July 31, 2012	$32.26	0.06	2.31	2.37	–	–	$34.63	7.35%	$7,575,853	0.81%	0.20%		1.02%	30.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.
(k)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

143

Notes to Financial Statements

April 30, 2017 (Unaudited)

1.  Organization

Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2017, the Trust operates fifty-three (53) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the six (6) series listed below (each, a “Fund”; collectively, the “Funds”). Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

- Nationwide Bond Index Fund (“Bond Index”)

- Nationwide International Index Fund (“International Index”)

- Nationwide Mid Cap Market Index Fund (“Mid Cap Market Index”)

- Nationwide S&P 500 Index Fund (“S&P 500 Index”)

- Nationwide Small Cap Index Fund (“Small Cap Index”)

- Nationwide Ziegler NYSE Arca Tech 100 Index Fund (“NYSE Arca Tech 100 Index”)

The Funds, as applicable, currently offer Class A, Class C, Class R, Class R6, Service Class, and Institutional Service Class shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.

Each of the Funds is a diversified fund, as defined in the 1940 Act.

Bond Index, International Index, Mid Cap Market Index and Small Cap Index, Institutional Service Class shares commenced operations on December 7, 2016.

Effective February 28, 2017, Institutional Class shares were renamed Class R6 shares.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

144

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are

145

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2017. Please refer to the Statements of Investments for additional information on portfolio holdings.

Bond Index

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$4,748,588	$—	$4,748,588
Collateralized Mortgage Obligations	—	3,140,127	—	3,140,127
Commercial Mortgage-Backed Securities	—	13,868,892	—	13,868,892
Corporate Bonds	—	239,144,170	—	239,144,170
Foreign Government Securities	—	19,562,596	—	19,562,596
Investment Companies	60,736,068	—	—	60,736,068
Mortgage-Backed Securities	—	267,561,691	—	267,561,691
Municipal Bonds	—	5,461,139	—	5,461,139
Repurchase Agreement	—	2,113,511	—	2,113,511
Short-Term Investment	—	12,613	—	12,613
Supranational	—	15,300,532	—	15,300,532
U.S. Government Agency Securities	—	14,883,133	—	14,883,133
U.S. Treasury Obligations	—	352,571,299	—	352,571,299
Total	$60,736,068	$938,368,291	$—	$999,104,359
International Index

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$17,653,525	$—	$17,653,525
Air Freight & Logistics	—	5,629,736	—	5,629,736
Airlines	—	3,255,219	—	3,255,219
Auto Components	—	20,048,184	—	20,048,184
Automobiles	—	48,433,062	—	48,433,062
Banks	—	189,040,334	—	189,040,334
Beverages	—	32,576,084	—	32,576,084

146

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Biotechnology	$3,129,832	$13,189,629	$—	$16,319,461
Building Products	—	12,151,169	—	12,151,169
Capital Markets	—	35,334,583	—	35,334,583
Chemicals	—	59,210,227	—	59,210,227
Commercial Services & Supplies	—	8,390,444	—	8,390,444
Communications Equipment	—	5,997,225	—	5,997,225
Construction & Engineering	—	13,669,071	—	13,669,071
Construction Materials	—	10,521,322	—	10,521,322
Consumer Finance	—	1,388,648	—	1,388,648
Containers & Packaging	—	1,847,121	—	1,847,121
Distributors	—	373,126	—	373,126
Diversified Consumer Services	—	208,223	—	208,223
Diversified Financial Services	—	10,964,897	—	10,964,897
Diversified Telecommunication Services	—	40,737,636	—	40,737,636
Electric Utilities	152,113	24,864,542	—	25,016,655
Electrical Equipment	—	21,558,166	—	21,558,166
Electronic Equipment, Instruments & Components	—	19,459,541	—	19,459,541
Energy Equipment & Services	—	1,422,936	—	1,422,936
Equity Real Estate Investment Trusts (REITs)	291,387	25,116,677	—	25,408,064
Food & Staples Retailing	—	23,957,413	—	23,957,413
Food Products	1,475,033	44,039,875	—	45,514,908
Gas Utilities	—	5,588,805	—	5,588,805
Health Care Equipment & Supplies	—	14,041,590	—	14,041,590
Health Care Providers & Services	—	9,648,285	—	9,648,285
Health Care Technology	—	564,967	—	564,967
Hotels, Restaurants & Leisure	502,414	20,632,595	—	21,135,009
Household Durables	—	17,487,414	—	17,487,414
Household Products	—	11,616,966	—	11,616,966
Independent Power and Renewable Electricity Producers	—	635,485	—	635,485
Industrial Conglomerates	2,882,228	24,423,293	—	27,305,521
Insurance	—	81,796,496	—	81,796,496
Internet & Direct Marketing Retail	—	1,971,990	—	1,971,990
Internet Software & Services	—	2,662,793	—	2,662,793
IT Services	—	10,308,774	—	10,308,774
Leisure Products	—	2,918,782	—	2,918,782
Life Sciences Tools & Services	—	2,598,127	—	2,598,127
Machinery	—	39,789,861	—	39,789,861
Marine	—	3,612,634	—	3,612,634
Media	—	16,534,570	—	16,534,570
Metals & Mining	—	40,616,002	—	40,616,002
Multiline Retail	—	4,471,729	—	4,471,729
Multi-Utilities	—	16,722,412	—	16,722,412
Oil, Gas & Consumable Fuels	—	70,442,126	—	70,442,126
Paper & Forest Products	—	3,899,971	—	3,899,971
Personal Products	—	28,419,559	—	28,419,559
Pharmaceuticals	3,391,120	113,598,351	—	116,989,471
Professional Services	—	16,518,976	—	16,518,976
Real Estate Management & Development	1,019,136	28,674,491	—	29,693,627
Road & Rail	—	16,845,674	—	16,845,674
Semiconductors & Semiconductor Equipment	3,468,812	12,534,492	—	16,003,304
Software	2,741,388	19,165,088	—	21,906,476
Specialty Retail	—	14,317,974	—	14,317,974

147

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Technology Hardware, Storage & Peripherals	$—	$8,764,374	$—	$8,764,374
Textiles, Apparel & Luxury Goods	326,146	28,988,998	—	29,315,144
Tobacco	—	24,154,646	—	24,154,646
Trading Companies & Distributors	762,616	19,319,374	—	20,081,990
Transportation Infrastructure	66,066	9,429,200	—	9,495,266
Water Utilities	—	1,750,870	—	1,750,870
Wireless Telecommunication Services	—	24,792,030	—	24,792,030
Total Common Stocks	$20,208,291	$1,461,298,379	$—	$1,481,506,670
Futures Contracts	283,711	—	—	283,711
Investment Company	5,086,450	—	—	5,086,450
Preferred Stocks	—	8,122,569	—	8,122,569
Repurchase Agreement	—	58,621,396	—	58,621,396
Rights
Aerospace & Defense	52,475	—	—	52,475
Diversified Telecommunication Services	—	1,403	—	1,403
Total Rights	$52,475	$1,403	$—	$53,878
Total	$25,630,927	$1,528,043,747	$—	$1,553,674,674

Mid Cap Market Index

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,269,237,265	$—	$—	$1,269,237,265
Futures Contracts	451,291	—	—	451,291
Investment Company	3,077,922	—	—	3,077,922
Repurchase Agreement	—	35,473,087	—	35,473,087
Total	$1,272,766,478	$35,473,087	$—	$1,308,239,565

S&P 500 Index

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,576,264,144	$—	$—	$2,576,264,144
Futures Contracts	610,929	—	—	610,929
Investment Company	349,450	—	—	349,450
Repurchase Agreement	—	4,027,413	—	4,027,413
Total	$2,577,224,523	$4,027,413	$—	$2,581,251,936

Small Cap Index

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$9,069,318	$—	$—	$9,069,318
Air Freight & Logistics	3,353,901	—	—	3,353,901
Airlines	2,018,469	—	—	2,018,469
Auto Components	6,885,607	—	—	6,885,607
Automobiles	232,757	—	—	232,757
Banks	64,865,603	—	—	64,865,603

148

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Beverages	$1,320,864	$—	$—	$1,320,864
Biotechnology	28,263,455	—	—	28,263,455
Building Products	7,271,738	—	—	7,271,738
Capital Markets	8,346,741	—	—	8,346,741
Chemicals	15,746,590	—	—	15,746,590
Commercial Services & Supplies	13,793,790	—	—	13,793,790
Communications Equipment	10,245,355	—	—	10,245,355
Construction & Engineering	5,812,293	—	—	5,812,293
Construction Materials	1,767,347	—	—	1,767,347
Consumer Finance	3,158,385	—	—	3,158,385
Containers & Packaging	836,702	—	—	836,702
Distributors	542,827	—	—	542,827
Diversified Consumer Services	5,956,582	—	—	5,956,582
Diversified Financial Services	619,418	—	—	619,418
Diversified Telecommunication Services	3,876,785	—	—	3,876,785
Electric Utilities	6,280,173	—	—	6,280,173
Electrical Equipment	3,747,098	—	—	3,747,098
Electronic Equipment, Instruments & Components	17,399,416	—	—	17,399,416
Energy Equipment & Services	5,482,256	—	—	5,482,256
Equity Real Estate Investment Trusts (REITs)	42,316,679	—	—	42,316,679
Food & Staples Retailing	3,090,046	—	—	3,090,046
Food Products	7,953,297	—	—	7,953,297
Gas Utilities	7,210,734	—	—	7,210,734
Health Care Equipment & Supplies	18,458,474	—	—	18,458,474
Health Care Providers & Services	10,479,717	—	—	10,479,717
Health Care Technology	3,101,348	—	—	3,101,348
Hotels, Restaurants & Leisure	17,602,718	—	—	17,602,718
Household Durables	7,808,145	—	—	7,808,145
Household Products	1,763,795	—	—	1,763,795
Independent Power and Renewable Electricity Producers	2,826,098	—	—	2,826,098
Industrial Conglomerates	340,411	—	—	340,411
Insurance	13,935,422	—	—	13,935,422
Internet & Direct Marketing Retail	3,057,817	—	—	3,057,817
Internet Software & Services	13,388,127	—	—	13,388,127
IT Services	10,984,277	—	—	10,984,277
Leisure Products	1,622,263	—	—	1,622,263
Life Sciences Tools & Services	3,660,063	—	—	3,660,063
Machinery	19,371,400	—	—	19,371,400
Marine	604,993	—	—	604,993
Media	9,097,422	—	—	9,097,422
Metals & Mining	7,360,828	—	—	7,360,828
Mortgage Real Estate Investment Trusts (REITs)	6,389,344	—	—	6,389,344
Multiline Retail	1,150,993	—	—	1,150,993
Multi-Utilities	2,909,597	—	—	2,909,597
Oil, Gas & Consumable Fuels	11,993,233	229,505	—	12,222,738
Paper & Forest Products	3,579,812	—	—	3,579,812
Personal Products	1,577,213	—	—	1,577,213
Pharmaceuticals	10,674,460	—	—	10,674,460
Professional Services	7,463,476	—	—	7,463,476
Real Estate Management & Development	2,877,666	—	—	2,877,666
Road & Rail	2,972,358	—	—	2,972,358
Semiconductors & Semiconductor Equipment	23,228,833	—	—	23,228,833

149

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Software	$21,429,402	$—	$—	$21,429,402
Specialty Retail	13,066,052	—	—	13,066,052
Technology Hardware, Storage & Peripherals	3,101,310	—	—	3,101,310
Textiles, Apparel & Luxury Goods	4,106,695	—	—	4,106,695
Thrifts & Mortgage Finance	13,198,440	—	—	13,198,440
Tobacco	1,199,843	—	—	1,199,843
Trading Companies & Distributors	6,919,484	—	—	6,919,484
Transportation Infrastructure	204,448	—	—	204,448
Water Utilities	1,948,205	—	—	1,948,205
Wireless Telecommunication Services	735,240	—	—	735,240
Total Common Stocks	$573,653,648	$229,505	$—	$573,883,153
Futures Contracts	591,777	—	—	591,777
Investment Company	3,350,531	—	—	3,350,531
Repurchase Agreement	—	38,614,904	—	38,614,904
Rights	—	—	71,806	71,806
Total	$577,595,956	$38,844,409	$71,806	$616,512,171

NYSE Arca Tech 100 Index

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$376,136,192	$—	$—	$376,136,192
Exchange Traded Fund	2,881,628	—	—	2,881,628
Investment Company	1,204,924	—	—	1,204,924
Repurchase Agreement	—	13,886,762	—	13,886,762
Total	$380,222,744	$13,886,762	$—	$394,109,506

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)	During the period ended April 30, 2017, International Index had four transfers of international common stocks from Level 1 to Level 2. The total market value of the four investments at the time of the transfer and at April 30, 2017, was $15,444,361 and $11,481,437, respectively. Each investment was previously valued using the last quoted sales price from the local exchange on which it traded, resulting in a Level 1 classification. At April 30, 2017, the Fund valued each of these securities using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in a Level 2 classification.

(b)	During the period ended April 30, 2017, International Index had four transfers of international common stocks from Level 2 to Level 1. The market value at the time of the transfer and at April 30, 2017, was $2,622,256 and $2,244,679, respectively. Each investment was previously valued using the last quoted sales price from the local exchange on which it traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At April 30, 2017, the Fund valued this security using the last quoted sales price without a fair value factor, resulting in the Level 1 classification.

During the six months ended April 30, 2017, with the exception of International Index, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

During the six months ended April 30, 2017, International Index held 2 common stock investments that were categorized as Level 3 investments which were each valued at $0.

During the six months ended April 30, 2017, Small Cap Index held 2 common stock investments that were categorized as Level 3 investments which were each valued at $0.

150

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

Small Cap Index

	Common Stocks	Rights	Total
Balance as of 10/31/16	$—	$75,609	$75,609
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	—	85,648	85,648
Change in Unrealized Appreciation/(Depreciation)	—	(67,567)	(67,567)
Purchases	—	—	—
Sales	—	(85,648)	(85,648)
Transfers Into Level 3	—	63,764	63,764
Transfers Out of Level 3	—	—	—
Balance as of 04/30/17	$—	$71,806	$71,806
Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 04/30/17*	$—	$8,042	$8,042

Amounts designated as “—” are zero or have been rounded to zero.

*	Included in the Statement of Operations under “Net change in unrealized appreciation/(depreciation) from investments”

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies,” if applicable.

(c)	Futures Contracts

Mid Cap Market Index, S&P 500 Index, and Small Cap Index are subject to equity price risk in the normal course of pursuing their objective(s). International Index is subject to equity price and currency risk in the normal course of pursuing its objective(s). Mid Cap Market Index, S&P 500 Index, and Small Cap Index entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. International Index entered into futures contracts to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

151

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

A Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of April 30, 2017

International Index

Assets:	Statement of Assets and Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized appreciation from futures contracts	$283,711
Total		$283,711

Mid Cap Market Index

Assets:	Statement of Assets and Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized appreciation from futures contracts	$451,291
Total		$451,291

S&P 500 Index

Assets:	Statement of Assets and Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized appreciation from futures contracts	$610,929
Total		$610,929

Small Cap Index

Assets:	Statement of Assets and Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized appreciation from futures contracts	$591,777
Total		$591,777
(a)	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

152

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2017

International Index

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$1,816,433
Total	$1,816,433

Mid Cap Market Index

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$4,245,084
Total	$4,245,084

S&P 500 Index

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$3,114,730
Total	$3,114,730

Small Cap Index

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$2,084,172
Total	$2,084,172

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended April 30, 2017

International Index

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$179,848
Total	$179,848

Mid Cap Market Index

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$1,876,633
Total	$1,876,633

153

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

S&P 500 Index

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$983,079
Total	$983,079

Small Cap Index

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$837,289
Total	$837,289

The following tables provide a summary of the Funds’ average volume of derivative instruments held during the six months ended April 30, 2017:

International Index

Futures Contracts:
Average Notional Balance Long	$16,945,125

Mid Cap Market Index

Futures Contracts:
Average Notional Balance Long	$40,109,263

S&P 500 Index

Futures Contracts:
Average Notional Balance Long	$51,108,226

Small Cap Index

Futures Contracts:
Average Notional Balance Long	$18,574,116

The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. At April 30, 2017, International Index, Mid Cap Market Index, S&P 500 Index, and Small Cap Index have entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(d)	Securities Lending

During the six months ended April 30, 2017, Bond Index, International Index, Mid Cap Market Index, S&P 500 Index, Small Cap Index and NYSE Arca Tech 100 Index entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.

Brown Brothers Harriman & Co. (“BBH”) serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.

154

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

The Funds receive payments from BBH equivalent to any dividends or interest while on loan, in lieu of income which is included as “Dividend income” or “Interest income” on the Statement of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on the difference between the income earned on the investment of cash collateral received from borrowers and the cash collateral fee, or a percentage of the loan fee charged to the borrower with respect to the receipt of non-cash collateral.

In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2017, which were comprised of cash, were as follows:

Fund	Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Bond Index	$2,296,896
International Index	63,707,846
Mid Cap Market Index	38,551,009
S&P 500 Index	4,376,863
Small Cap Index	41,965,434
NYSE Arca Tech 100 Index	15,091,686

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Agency Agreement.

At April 30, 2017, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.

(e)	Joint Repurchase Agreements

During the six months ended April 30, 2017, Bond Index, International Index, Mid Cap Market Index, S&P 500 Index, Small Cap Index and NYSE Arca Tech 100 Index along with other series of the Trust, pursuant to procedures

155

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

At April 30, 2017, the joint repo on a gross basis was as follows:

Royal Bank of Canada, 0.77%, dated 04/28/17, due 05/01/17, repurchase price $271,717,432, collateralized by U.S. Treasury Notes, ranging from 1.13% — 1.50%, maturing 5/31/20 — 02/28/21; total market value $277,245,223.

At April 30, 2017, the Funds’ investment in the joint repo was subject to an enforceable netting arrangement. The Funds’ proportionate holding in the joint repo was as follows:

					Gross Amounts not Offset in the Statement of Assets and Liabilities
Fund	Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
Bond Index	Royal Bank of Canada	$2,113,511	$—	$2,113,511	$(2,113,511)	$—
International Index	Royal Bank of Canada	58,621,396	—	58,621,396	(58,621,396)	—
Mid Cap Market Index	Royal Bank of Canada	35,473,087	—	35,473,087	(35,473,087)	—
S&P 500 Index	Royal Bank of Canada	4,027,413	—	4,027,413	(4,027,413)	—
Small Cap Index	Royal Bank of Canada	38,614,904	—	38,614,904	(38,614,904)	—
NYSE Arca Tech 100 Index	Royal Bank of Canada	13,886,762	—	13,886,762	(13,886,762)	—

Amounts designated as “—” are zero.

*	At April 30, 2017, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repo. Please refer to the Statement of Investments for each Fund’s undivided interest in the joint repo and related collateral.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

156

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.

A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain / loss from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly for Bond Index, and are declared and paid quarterly for International Index, Mid Cap Market Index, S&P 500 Index, Small Cap Index, and NYSE Arca Tech 100 Index. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(h)	Federal Income Taxes

Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Each Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

157

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. For each of the Funds, except Bond Index, income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. For Bond Index, income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the fair value of settled shares of each class outstanding. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Funds, excluding NYSE Arca Tech 100 Index. NFA has selected Ziegler Capital Management, LLC as subadviser for NYSE Arca Tech 100 Index, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2017, the Funds paid investment advisory fees to NFA according to the schedule below.

Fund	Fee Schedule	Advisory Fee (annual rate)
Bond Index	Up to $1.5 billion	0.195%
	$1.5 billion up to $3 billion	0.155%
	$3 billion and more	0.145%
International Index	Up to $1.5 billion	0.245%
	$1.5 billion up to $3 billion	0.205%
	$3 billion and more	0.195%
Mid Cap Market Index	Up to $1.5 billion	0.205%
	$1.5 billion up to $3 billion	0.185%
	$3 billion and more	0.175%
S&P 500 Index	Up to $1.5 billion	0.125%
	$1.5 billion up to $3 billion	0.105%
	$3.0 billion and more	0.095%
Small Cap Index	Up to $1.5 billion	0.19%
	$1.5 billion up to $3 billion	0.17%
	$3 billion and more	0.16%
NYSE Arca Tech 100 Index	Up to $50 million	0.50%
	$50 million up to $250 million	0.30%
	$250 million up to $500 million	0.25%
	$500 million and more	0.20%

The Trust and NFA have entered into a written contract waiving 0.01% and 0.02% of investment advisory fees of Mid Cap Market Index and Small Cap Index, respectively, until March 22, 2018. During the six months ended April 30, 2017, the waiver of such investment advisory fees by NFA for Mid Cap Market Index and Small Cap Index amounted to $61,454 and $64,713, respectively, for which NFA shall not be entitled to later seek recoupment.

158

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

For the six months ended April 30, 2017, the effective advisory fee rates before and after contractual advisory fee waivers were as follows:

Fund	Effective Advisory Fee Rate Before Contractual* Fee Waivers and Expense Reimbursements	Effective Advisory Fee Rate After Contractual* Fee Waivers	Effective Advisory Fee Rate After Contractual* Fee Waivers and Expense Reimbursements
Bond Index	0.19%	N/A	0.19%
International Index	0.24	N/A	0.24
Mid Cap Market Index	0.20	0.19%	0.19
S&P 500 Index	0.12	N/A	0.12
Small Cap Index	0.19	0.17	0.16
NYSE Arca Tech 100 Index	0.31	N/A	0.31

N/A — Not Applicable.

*	Please see above for additional information regarding contractual waivers.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Funds’ operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the table below until February 28, 2018.

Fund	Classes	Amount (annual rate)
Bond Index	All Classes	0.29%
International Index	All Classes	0.34
Mid Cap Market Index	All Classes	0.30
S&P 500 Index	All Classes	0.21
Small Cap Index	All Classes	0.28
NYSE Arca Tech 100 Index	All Classes	0.68

NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

159

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

As of April 30, 2017, the cumulative potential reimbursements for Small Cap Index, listed by the period or year in which NFA waived fees or reimbursed expenses to Small Cap Index are:

Fund	Fiscal Year 2014 Amount	Fiscal Year 2015 Amount	Fiscal Year 2016 Amount	Six Months Ended April 30, 2017 Amount	Total
Small Cap Index	$—	$—	$3,961	$29,002	$32,963

Amounts designated as “—” are zero or have been rounded to zero.

As of April 30, 2017, excluding Small Cap Index, there were no cumulative potential reimbursements which could be reimbursed to NFA.

During the six months ended April 30, 2017, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

For the six months ended April 30, 2017, NFM earned $1,115,389 in fees from the Funds under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $6 to $21 per customer per year.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2017, the Funds’ aggregate portion of such costs amounted to $15,987.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of

160

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the table below.

Fund	Class A Shares	Class C Shares (a)	Class R Shares (b)	Service Class Shares
Bond Index	0.25%	1.00%	N/A	N/A
International Index	0.25	1.00	0.50%	N/A
Mid Cap Market Index	0.25	1.00	0.50	N/A
S&P 500 Index	0.25	1.00	0.50	0.15%
Small Cap Index	0.25	1.00	0.50	N/A
NYSE Arca Tech 100 Index	0.25	1.00	N/A	N/A
N/A	— Not Applicable.

(a)	For Class C Shares, 0.25% of the rate may be a service fee and 0.75% may be a distribution fee.
(b)	For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.

Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. International Index, Mid Cap Market Index, S&P 500 Index, Small Cap Index and NYSE Arca Tech 100 Class A sales charges range from 0.00% to 5.75%, and Bond Index Class A sales charges range from 0.00% to 2.25% based on the amount of the purchase. During the six months ended April 30, 2017, the Funds imposed front-end sales charges of $277,561. From these fees, NFD retained a portion amounting to $38,938.

NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class C shares made within 1 year of purchase. Applicable Class A CDSCs are 0.75% for Bond Index and 1.00% for International Index, Mid Cap Market Index, S&P 500 Index, Small Cap Index and NYSE Arca Tech 100. Class C CDSCs are 1.00% for all Funds. During the six months ended April 30, 2017, the Funds imposed CDSCs of $454. NFD retained all of the CDSCs imposed by the Funds.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A, Class R, Institutional Service Class, and Service Class shares of each of the Funds.

For the six months ended April 30, 2017, the effective rates for administrative services fees were as follows:

Fund	Class A Shares	Class C Shares	Class R Shares	Institutional Service Class Shares	Service Class Shares
Bond Index	0.16%	0.07%	N/A	0.15%	N/A
International Index	0.15	0.08	0.17%	0.14	N/A
Mid Cap Market Index	0.17	0.10	0.20	0.15	N/A
S&P 500 Index	0.17	0.07	0.20	0.25	0.25%
Small Cap Index	0.15	0.10	0.06	0.14	N/A
NYSE Arca Tech 100 Index	0.11	0.11	N/A	0.14	N/A

N/A — Not Applicable.

161

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

For the six months ended April 30, 2017, each Fund’s total administrative services fees were as follows:

Fund	Amount
Bond Index	$151,672
International Index	118,936
Mid Cap Market Index	317,716
S&P 500 Index	861,268
Small Cap Index	117,838
NYSE Arca Tech 100 Index	201,126

As of April 30, 2017, NFA or its affiliates directly held the percentage indicated below of the shares outstanding of the applicable Fund.

Fund	% of Shares Outstanding Owned
Bond Index	92.99%
International Index	94.05
Mid Cap Market Index	79.08
S&P 500 Index	78.03
Small Cap Index	82.25
NYSE Arca Tech 100 Index	0.32

Cross trades for the six months ended April 30, 2017 were executed by the Funds pursuant to procedures adopted by the Board of Trustees of the Funds to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of NVIT. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.

For the six months ended April 30, 2017, pursuant to these Procedures, each Fund’s total cross trades transactions were as follows:

Fund	Purchases at Cost	Sales Proceeds	Net Realized Gain/(Loss)
Mid Cap Market Index	$823,649	$1,234,962	$295,106
S&P 500 Index	—	546,655	(781,383)
Small Cap Index	—	44,588	37,189

Amounts designated as “—” are zero or have been rounded to zero.

4.  Investment in Affiliated Issuers

Bond Index invests in an affiliated issuer. The Fund’s transactions in the shares of the affiliated issuer during the six months ended April 30, 2017 were as follows:

Affiliated Issuer	Market Value at October 31, 2016	Purchases at Cost	Sales Proceeds	Market Value at April 30, 2017	Principal at April 30, 2017	Interest Income	Realized Gain/ (Loss)
Nationwide Financial Services, Inc.	$79,125	$—	$—	$79,500	$75,000	$2,528	$—

Amounts designated as “—” are zero or have been rounded to zero.

162

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

5.  Line of Credit

The Trust and NVIT (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held or owing by such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 13, 2017. During the period ended April 30, 2017, the Funds had no borrowings under the line of credit.

6.  Investment Transactions

For the six months ended April 30, 2017, purchases and sales of securities (excluding short-term securities) were as follows:

Fund	Purchases*	Sales*
Bond Index	$1,035,117,503	$972,239,199
International Index	49,527,981	439,390,310
Mid Cap Market Index	135,304,370	205,385,259
S&P 500 Index	133,646,062	173,317,135
Small Cap Index	10,684,283	161,606,925
NYSE Arca Tech 100 Index	59,543,508	59,783,029
*	Includes purchases and sales of long-term U.S. Government securities, if any.

For the six months ended April 30, 2017, purchases and sales of U.S. Government securities (excluding short-term securities) were as follows:

Fund	Purchases	Sales
Bond Index	$119,655,904	$83,543,956

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

163

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Other

Bond Index, along with certain series of NVIT, may invest through an omnibus account at JPMorgan any un-invested cash on a daily basis in the Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class. As with investments in any money market fund, Bond Index investments of cash in the Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class may decline in value, causing losses to Bond Index.

The Trust may invest through an omnibus account at BBH any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Government Portfolio, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Investments Money Market Government Portfolio, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  New Accounting Pronouncements and Other Matters

In October 2016, the SEC voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

164

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

10.  Other

As of April 30, 2017, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed below.

Fund	% of Shares	Number of Accounts
Bond Index	44.71%	3	(a)
International Index	55.10	3	(a)
Mid Cap Market Index	40.62	3	(a)
S&P 500 Index	41.90	3	(a)
Small Cap Index	30.07	2	(a)
NYSE Arca Tech 100 Index	36.00	3
(a)	Each such account is the account of an affiliated fund.

10.  Recaptured Brokerage Commissions

The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Funds’ Statement of Operations. During the six months ended April 30, 2017, the Funds recaptured the following amounts of brokerage commissions:

Fund	Amount
NYSE Arca Tech 100 Index	$880

11.  Federal Tax Information

As of April 30, 2017, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Bond Index	$988,221,857	$17,045,246	$(6,162,744)	$10,882,502
International Index	1,422,056,589	242,168,540	(110,834,166)	131,334,374
Mid Cap Market Index	971,586,435	392,496,202	(56,294,363)	336,201,839
S&P 500 Index	1,587,303,813	1,032,662,828	(39,325,634)	993,337,194
Small Cap Index	488,522,077	180,543,627	(53,145,310)	127,398,317
NYSE Arca Tech 100 Index	204,938,446	192,795,462	(3,624,402)	189,171,060

12. Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

165

Supplemental Information

April 30, 2017 (Unaudited)

Nationwide Bond Index Fund

Nationwide International Index Fund

Nationwide Mid Cap Market Index Fund

Nationwide S&P 500 Index Fund

Nationwide Small Cap Index Fund

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

166

Supplemental Information (Continued)

April 30, 2017 (Unaudited)

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to the Index Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and the relevant Sub-Adviser, and the Adviser’s and the Sub-Advisers’ investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Advisers; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Advisers’ personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Advisers; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

The Trustees noted that the performance of each Index Fund (before expenses and exclusive of securities lending revenue) other than Nationwide Mid Cap Market Index was equal to or exceeded that of its benchmark index. With respect to Nationwide Mid Cap Market Index Fund, the Trustees considered the Adviser’s statements that its performance was negatively impacted due to the effect of cash flows into and out of the Fund.

167

Supplemental Information (Continued)

April 30, 2017 (Unaudited)

The Trustees considered that the total expense ratio of each Fund (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for which there was comparative data, other than Nationwide Small Cap Index Fund, ranked within the top three quintiles of the Fund’s Broadridge expense group. As to Nationwide Small Cap Index Fund, the Trustees considered that the Adviser had implemented an advisory fee reduction in the past year that was not fully reflected in each Fund’s comparative expense numbers. The Trustees also considered that the actual advisory fee rate (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) of each Fund ranked within the top three quintiles of the Fund’s Broadridge expense group, other than as to the Nationwide Mid Cap Market Index Fund, whose actual advisory fee was less than one basis point above the 60th percentile of its Broadridge expense group. The Trustees determined that each Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreements.

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

168

Management Information

April 30, 2017

Trustees and Officers of the Trust

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 53 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.

169

Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112

Director of

Dentsply

International,

Inc. (dental

products)

from 2002 to present, Ultralife

Batteries, Inc. from

2004 to 2010,

Albany International

Corp. (paper

industry)

from 2005 to 2013,

Terex Corporation

(construction

equipment) from 2004 to present, and Minerals

Technology,

Inc. (specialty chemicals) from 2005 to 2014.

					Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

170

Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	112	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

171

Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

172

Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	112

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide

Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation

2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

173

Management Information (Continued)

April 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Thomas R. Hickey 1952	Senior Vice President, Head of Asset Strategies and Portfolio Manager since December 2015	Mr. Hickey is Head of Asset Strategies and Portfolio Manager for the Nationwide Funds Group[2], and is an Associate Vice President of Nationwide Mutual Insurance Company[2].

174

Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President and Head of Investment Strategies for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

175

Market Index Definitions

Bloomberg Barclays Municipal Bond Index: An unmanaged, market value-weighted index of fixed-rate investment-grade municipal bonds with a minimum credit rating of Baa3 and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Bloomberg Barclays US 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays US 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of US Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that tracks total returns for external-currency-denominated debt instruments of the emerging markets: Brady bonds, loans, eurobonds, and US dollar-denominated local market instruments.

Bloomberg Barclays US Aggregate Bond Index: An unmanaged, market value-weighted index of US dollar-denominated, investment-grade, fixed-rate, taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays US Corporate High Yield Index: An unmanaged index comprising issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA IndexSM: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

176

Market Index Definitions (con’t.)

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

177

Glossary

Definitions of some commonly used investment terms

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities their principal and earned interest.

Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed-income (bonds) and cash equivalents (money market securities).

Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up process: A method of investing that involves the selection of equity securities based on their individual attributes regardless of broader national or economic factors.

Common stock: Securities representing shares of ownership in a corporation.

Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. Frontier market countries typically are emerging market countries that are considered to be among the smallest, least mature and least liquid.

Equity securities: Securities that represent an ownership interest in the issuer. Common stock is the most common type of equity securities.

178

Glossary (con’t.)

Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as they are bought and sold.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times, and the principal at maturity.

Futures: Contracts that obligate the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on the underlying asset) at a specified price on the contract’s maturity date.

Growth style: Investing in equity securities of companies that the Fund’s manager believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.

Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation, which means that the prices of goods and services are declining.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.

Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s, Standard & Poor’s and Fitch.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Mortgage-backed securities: Fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

179

Glossary (con’t.)

Repurchase agreements: An agreement under which a fund enters into a contract with a broker-dealer or a bank for the purchase of securities, and in return the broker-dealer or bank agrees to repurchase the same securities at a specified date and price.

Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Subadviser: An asset management firm hired by a mutual fund’s advisor to handle the day-to-day management of the fund. The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in a fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.

Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.

Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy, 2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.

U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States. Therefore, such securities may not be supported by the full faith and credit of the United States.

Value style: Investing in equity securities that a Fund’s manager believes are undervalued, i.e., the securities are priced at less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of the Fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that the Fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the Fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

180

P.O. Box 701

Milwaukee, WI 53201-0701

nationwide.com/mutualfunds

Call 800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/mutualfunds. These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Distributor

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Oh. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. © 2017

SAR-IDX (6/17)

Semiannual Report

April 30, 2017 (Unaudited)

Nationwide Mutual Funds

International Funds

Nationwide Amundi Global High Yield Fund

Nationwide Amundi Strategic Income Fund

Nationwide Amundi World Bond Fund

Nationwide Bailard Emerging Markets Equity Fund

Nationwide Bailard International Equities Fund

Nationwide Emerging Markets Debt Fund

Nationwide Global Equity Fund

Nationwide International Small Cap Fund

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Government Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.gov.

Nationwide Funds® Semiannual Report

Nationwide Funds®

Message to Investors

April 30, 2017

Dear Investor,

During the semiannual period ended April 30, 2017, investor attention has been focused heavily on equities, which is not surprising given their strong run during this period, with the benchmark S&P 500 Index being up around 13% since the presidential election. Healthy fundamentals present in the current U.S. economy are creating a solid backdrop for continued equity returns.

The recovery in corporate profits that began in mid-2016 has continued into 2017. Earnings and revenues continue to grow at a steady clip thanks to a firming global economy and relative stability in foreign exchange and commodities markets.

Internationally, “Brexit” has officially begun in the U.K., but the market’s lackluster response to the formal start of Britain’s divorce from the European Union shows investors have tempered their expectations about the potential repercussions. Similar to the U.S. market reaction to President Trump’s victory, as more international political uncertainty dissipates, international investors can begin to focus on economic fundamentals in these markets.

Continuing our efforts to expand our global offerings to investors, in December 2016 we launched the Nationwide International Small Cap Fund, subadvised by Wellington Management Company LLP, which offers investors the opportunity to diversify their international equity exposure with the objective of providing long-term capital growth.

Emerging markets continue to outgrow more mature economies by a healthy margin and are accounting for an increasing share of the total world economy. Although these economies will likely remain more volatile than more developed markets, they should continue to reward long-term investors due to their inherent structural advantages.

Tax reform has also been in the headlines lately. Lower corporate and personal tax rates would put more money in the hands of individuals and businesses, potentially increasing consumer spending and business investment that could boost economic growth in the near term.

Nationwide continues to focus on a consistent, long-term approach to investing and encourages investors to do the same. The best way to reach your financial goals is to adhere to a disciplined investment strategy, stay informed and have regular conversations with your financial advisor.

At Nationwide, we are confident in our ability to help investors navigate the markets, both domestic and global, and are committed to helping them make informed investment decisions.

As always, we appreciate your continued trust and thank you for investing in Nationwide Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Funds

1

Economic Review

During the semiannual period ended April 30, 2017, equity markets rallied sharply as an improving economic and earnings environment teamed with optimism for pro-growth policies by the new U.S. administration drove equity returns. Fixed-income assets, however, were negatively affected by a rising-interest-rate environment. Domestic equities were quite strong, with the S&P 500® Index (S&P 500) returning 13.32% for the reporting period, establishing all-time highs as a result of the 11.43% return between the election and the end of the reporting period. International markets also were quite strong, though they slightly underperformed the S&P 500, as economic data moved sharply higher during the period and fears of political instability subsided. The MSCI EAFE® Index (MSCI EAFE) returned 11.47% for the period, while the MSCI Emerging Markets® Index was a bit lower at 8.88%. Fixed-income investment returns were mixed during the period, as tightening credit spreads helped to offset the impact of rising interest rates.

In the United States, equity markets showed particular strength through February 2017, though performance was more mixed in March and April as the initial optimism for economic growth driven by policy programs was muted by the realities of the political process. Gross domestic product (GDP) growth slowed during the reporting period, with 2.1% in the fourth quarter of 2016 as compared to and 0.7% in the first quarter of 2017. Current expectations are for an acceleration throughout 2017, with GDP of 2.9%, 2.3% and 2.2% expected, respectively, for the next three quarters. Earnings saw a dramatic turnaround during the reporting period; declining earnings for five straight quarters ended in the second quarter of 2016 and led into 4% growth in the third quarter, 5% in the fourth quarter and an estimated 13% in the first quarter of 2017.

The Federal Reserve slightly accelerated its pace for federal funds rate increases, moving to raise rates by 0.25% in December 2016 and again in March 2017. Inflation is moving toward the Fed’s 2% target, economic growth may show modest acceleration this year, and global deflationary risks have moderated, allowing the Federal Open Market Committee (FOMC) to target an additional two interest rate hikes by the end of calendar-year 2017. Long-term rates spiked during the reporting period, as investors saw the proposed initiatives by the Trump administration as driving economic growth, along with inflation.

The S&P 500 ended the semiannual reporting period near its all-time high.

By the start of the semiannual reporting period, the S&P 500 had experienced a near four-month period of weakness, as investors were unwilling to commit ahead of the presidential election. Immediately following the election, investors aggressively bought equities, as there was broad optimism that the priorities expressed by the Trump administration would result in growth. In addition, with the end of the election, investors were able to focus their attention on what was an improving economic and profits picture. The best-performing sectors were financials, technology and consumer discretionary, while the weakest were energy, telecommunications and real estate. Small-capitalization stocks substantially outperformed large-cap stocks, while growth outperformed value.

U.S. economic activity remains relatively supportive for equity market returns.

International stocks underperformed U.S. stocks during the reporting period, but at a much more modest level than the more substantial underperformance recorded during previous periods. The S&P 500 has outperformed the MSCI EAFE in 10 of the past 13 quarters, and in 25 of the 32 quarters since the market bottom in 2009. The first quarter of 2017, however, saw developed and emerging market international indexes substantially outperform the S&P 500. With news about the Brexit and worries about the populist wave in Europe stabilizing, investors’ focus was turned to the regions’ acceleration in economic data and corporate profits. Foreign central banks continue to be aggressively stimulative in contrast to the Fed, which is tightening policy.

2

Economic Review (con’t.)

Performance in fixed-income markets was mixed during the reporting period, as rising interest rates on the short and long ends of the yield curve offset the benefit of tightening credit spreads. The 10-year Treasury yield rose from 1.82% to 2.29%, though it was lower than the high of 2.62% seen in mid-March 2017. Short- and long-term rates rose roughly in line, with the spread between 10-year and 2-year Treasury bonds rising by 0.3%.

Index	Semiannual Total Return (as of April 30, 2017)
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond	0.24%
Bloomberg Barclays U.S. 10-20 Year Treasury Bond	-2.83%
Bloomberg Barclays Emerging Markets USD Aggregate Bond	2.50%
Bloomberg Barclays Municipal Bond	-0.34%
Bloomberg Barclays U.S. Aggregate Bond	-0.67%
Bloomberg Barclays U.S. Corporate High Yield	5.30%
MSCI EAFE®	11.47%
MSCI Emerging Markets®	8.88%
MSCI World ex USA	10.84%
Russell 1000® Growth	15.23%
Russell 1000® Value	11.69%
Russell 2000®	18.37%
S&P 500®	13.32%

Source: Morningstar

3

Fund Overview	Nationwide Amundi Global High Yield Fund

Asset Allocation†

Corporate Bonds	91.7%
Loan Participations	7.3%
Repurchase Agreement	5.4%
Investment Company	0.5%
Forward Foreign Currency Contracts††	(0.0)%
Liabilities in excess of other assets	(4.9)%
100.0%

Top Industries†††

Oil, Gas & Consumable Fuels	10.0%
Hotels, Restaurants & Leisure	9.4%
Metals & Mining	7.3%
Diversified Telecommunication Services	6.2%
Health Care Providers & Services	4.0%
Auto Components	3.9%
Diversified Financial Services	3.7%
Media	3.2%
Road & Rail	3.2%
Airlines	3.2%
Other Industries*	45.9%
100.0%

Top Holdings†††

Mercury Bondco plc, 8.25%, 05/30/21	2.2%
NN, Inc., Term Loan, 4.73%, 12/31/21	2.0%
Windstream Services LLC, 7.75%, 10/01/21	1.7%
JBS USA LUX SA, 5.75%, 06/15/25	1.6%
Mohegan Tribal Gaming Authority, 7.88%, 10/15/24	1.6%
Alta Mesa Holdings LP, 7.88%, 12/15/24	1.5%
Stoneway Capital Corp., 10.00%, 03/01/27	1.5%
Uniti Group, Inc., 6.00%, 04/15/23	1.5%
Avianca Holdings SA, 8.38%, 05/10/20	1.4%
SFR Group SA, 7.38%, 05/01/26	1.4%
Other Holdings*	83.6%
100.0%

Top Countries†††

United States	56.4%
United Kingdom	6.7%
Brazil	3.9%
France	3.4%
Italy	3.3%
Canada	3.3%
Mexico	3.2%
Argentina	2.6%
Colombia	1.5%
Netherlands	1.4%
Other Countries*	14.3%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Amount rounds to less than 0.1%

†††	Percentages indicated are based upon total investments as of April 30, 2017.

*	For purposes of listing top industries and top holdings, the repurchase Agreements are included as part of Other.

4

Shareholder Expense Example	Nationwide Amundi Global High Yield Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Amundi Global High Yield Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	1,065.00	4.86	0.95
	Hypothetical	(a)(b)	1,000.00	1,020.08	4.76	0.95
Class C Shares	Actual	(a)	1,000.00	1,062.10	8.69	1.70
	Hypothetical	(a)(b)	1,000.00	1,016.36	8.50	1.70
Class R6 Shares(c)	Actual	(a)	1,000.00	1,067.30	3.59	0.70
	Hypothetical	(a)(b)	1,000.00	1,021.32	3.51	0.70
Institutional Service Shares	Actual	(a)	1,000.00	1,066.20	3.59	0.70
	Hypothetical	(a)(b)	1,000.00	1,021.32	3.51	0.70

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

5

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Amundi Global High Yield Fund

Corporate Bonds 91.7%

	Principal Amount		Market Value

Aerospace & Defense 3.0%
Bombardier, Inc. 8.75%, 12/01/21 (a)		$1,105,000	$1,229,313
7.50%, 03/15/25 (a)		1,000,000	1,040,000
Kratos Defense & Security Solutions, Inc., 7.00%, 05/15/19		2,100,000	2,105,250

			4,374,563

Airlines 3.3%
Avianca Holdings SA, 8.38%, 05/10/20 (a)		2,255,000	2,230,195
Latam Finance Ltd., 6.88%, 04/11/24 (a)		1,705,000	1,732,280
Virgin Australia Holdings Ltd., 7.88%, 10/15/21 (a)		905,000	945,725

			4,908,200

Auto Components 4.1%
Adient Global Holdings Ltd. Reg. S, 3.50%, 08/15/24	EUR	1,365,000	1,522,208
3.50%, 08/15/24 (a)		920,000	1,025,957
American Axle & Manufacturing, Inc., 6.50%, 04/01/27 (a)		$2,145,000	2,128,912
Grupo-Antolin Irausa SA, 3.25%, 04/30/24	EUR	345,000	377,688
LKQ Italia Bondco SpA, 3.88%, 04/01/24 (a)		840,000	975,815

			6,030,580

Automobiles 0.2%
Jaguar Land Rover Automotive plc, 2.75%, 01/24/21 (a)	GBP	280,000	366,290

Banks 3.0%
Credit Bank of Moscow Via CBOM Finance plc, 7.50%, 10/05/27 (a)(b)		$1,365,000	1,379,398
Intesa Sanpaolo SpA, 5.71%, 01/15/26 (a)		940,000	925,796
Standard Chartered plc
7.50%, 04/02/22 (a)(c)		865,000	922,739
7.75%, 04/02/23 (a)(c)		425,000	453,156
US Bancorp, Series J, 5.30%, 04/15/27 (c)		715,000	739,131

			4,420,220

Capital Markets 2.2%
Charles Schwab Corp. (The), Series E, 4.62%, 03/01/22 (c)		970,000	979,700
Goldman Sachs Group, Inc. (The), Series M, 5.38%, 05/10/20 (c)		1,345,000	1,394,429

Corporate Bonds (continued)

	Principal Amount		Market Value

Capital Markets (continued)
Jefferies Group LLC, 4.85%, 01/15/27		$920,000	$955,442

			3,329,571

Chemicals 0.7%
Koppers, Inc., 6.00%, 02/15/25 (a)		985,000	1,031,788

Commercial Services & Supplies 2.8%
GFL Environmental, Inc., 9.88%, 02/01/21 (a)		1,030,000	1,107,250
Nassa Topco A/S, 2.88%, 04/06/24 (a)	EUR	530,000	585,343
Prime Security Services Borrower LLC, 9.25%, 05/15/23 (a)		$500,000	546,250
Tervita Escrow Corp., 7.63%, 12/01/21 (a)		400,000	411,000
Verisure Holding AB, Reg. S, 6.00%, 11/01/22	EUR	1,215,000	1,432,688

			4,082,531

Communications Equipment 1.2%
Avaya, Inc., 7.00%, 04/01/19 (a)(d)		$2,135,000	1,793,400

Construction & Engineering 0.9%
Tutor Perini Corp., 6.88%, 05/01/25 (a)		1,280,000	1,344,000

Construction Materials 0.6%
Cemex Finance LLC, 4.63%, 06/15/24 (a)	EUR	730,000	$844,427

Containers & Packaging 0.9%
ARD Finance SA, 7.13%, 09/15/23 (a)(e)		$1,300,000	1,348,750

Diversified Financial Services 3.9%
ASP AMC Merger Sub, Inc., 8.00%, 05/15/25 (a)		890,000	883,325
Cabot Financial Luxembourg SA, 7.50%, 10/01/23 (a)	GBP	775,000	1,082,472
Mercury Bondco plc, Reg. S, 8.25%, 05/30/21 (e)	EUR	2,950,000	3,364,788
Tempo Acquisition LLC, 6.75%, 06/01/25 (a)		$450,000	462,375

			5,792,960

Diversified Telecommunication Services 4.8%
Frontier Communications Corp. 7.13%, 01/15/23		900,000	787,500
11.00%, 09/15/25		300,000	289,125
Impera Holdings SA, 5.38%, 09/15/22 (a)(e)	EUR	570,000	638,837

6

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value

Diversified Telecommunication Services (continued)
SFR Group SA, 7.38%, 05/01/26 (a)		$2,115,000	$2,223,394
Virgin Media Finance plc, Reg. S, 4.50%, 01/15/25	EUR	400,000	454,783
Windstream Services LLC, 7.75%, 10/01/21 (f)		$2,710,000	2,723,550

			7,117,189

Electric Utilities 3.0%
Drax Finco plc, 4.25%, 05/01/22	GBP	335,000	442,613
Orazul Energy Egenor S en C por A, 5.63%, 04/28/27 (a)		$410,000	409,611
Pampa Energia SA, 7.50%, 01/24/27 (a)		1,230,000	1,309,950
Stoneway Capital Corp., 10.00%, 03/01/27 (a)		2,170,000	2,278,500

			4,440,674

Electrical Equipment 0.1%
Senvion Holding GmbH, 3.88%, 10/25/22 (a)	EUR	160,000	174,868

Energy Equipment & Services 1.6%
Exterran Energy Solutions LP, 8.13%, 05/01/25 (a)		$945,000	975,122
Noble Holding International Ltd., 7.75%, 01/15/24 (f)		1,515,000	1,382,437

			2,357,559

Equity Real Estate Investment Trusts (REITs) 1.7%
Uniti Group, Inc. 6.00%, 04/15/23 (a)		2,180,000	2,268,573
7.13%, 12/15/24 (a)		230,000	233,450

			2,502,023

Food & Staples Retailing 1.4%
BI-LO LLC, 9.25%, 02/15/19 (a)		1,750,000	1,531,250
Fresh Market, Inc. (The), 9.75%, 05/01/23 (a)		690,000	573,356

			2,104,606

Food Products 2.1%
Clearwater Seafoods, Inc., 6.88%, 05/01/25 (a)		625,000	646,875
JBS USA LUX SA, 5.75%, 06/15/25 (a)		2,385,000	2,462,513

			3,109,388

Health Care Providers & Services 4.3%
HCA, Inc., 5.88%, 02/15/26		1,305,000	1,386,562

Corporate Bonds (continued)

	Principal Amount		Market Value

Health Care Providers & Services (continued)
HomeVi SAS, 4.25%, 11/15/21 (a)(b)	EUR	420,000	$463,225
IASIS Healthcare LLC, 8.38%, 05/15/19		$1,405,000	1,369,875
Molina Healthcare, Inc., 5.38%, 11/15/22		1,020,000	1,065,900
Quorum Health Corp., 11.63%, 04/15/23 (a)		1,455,000	1,291,313
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23 (a)		680,000	723,435

			6,300,310

Health Care Technology 0.8%
Quintiles IMS, Inc., 3.25%, 03/15/25 (a)	EUR	1,100,000	1,202,937

Hotels, Restaurants & Leisure 9.9%
Burger King France SAS 6.00%, 05/01/24		850,000	960,626
6.00%, 05/01/24 (a)		340,000	384,251
Caesars Entertainment Resort Properties LLC, 11.00%, 10/01/21		$1,961,000	2,127,685
Cirsa Funding Luxembourg SA, Reg. S, 5.88%, 05/15/23	EUR	1,050,000	1,210,252
Gamenet Group SpA, 6.00%, 08/15/21 (a)		870,000	994,916
Golden Nugget, Inc., 8.50%, 12/01/21 (a)		$1,435,000	1,531,862
Grupo Posadas SAB de CV Reg. S, 7.88%, 06/30/22		505,000	522,044
7.88%, 06/30/22 (a)		1,915,000	1,979,631
Mohegan Tribal Gaming Authority, 7.88%, 10/15/24 (a)		2,395,000	2,451,881
Penn National Gaming, Inc., 5.63%, 01/15/27 (a)		1,925,000	1,939,438
TVL Finance plc, 8.50%, 05/15/23 (a)	GBP	415,000	588,391

			14,690,977

Household Durables 0.9%
KB Home, 7.00%, 12/15/21		$1,240,000	1,385,700

Independent Power and Renewable Electricity Producers 1.6%
NRG Energy, Inc., 6.63%, 01/15/27		1,160,000	1,148,400
Talen Energy Supply LLC, 9.50%, 07/15/22 (a)		1,255,000	1,173,425

			2,321,825

7

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value

Insurance 0.8%
CNO Financial Group, Inc., 5.25%, 05/30/25		$1,140,000	$1,177,050

Machinery 1.2%
Cloud Crane LLC, 10.13%, 08/01/24 (a)		1,100,000	1,174,250
Tennant Co., 5.63%, 05/01/25 (a)		560,000	581,700

			1,755,950

Media 3.4%
Altice US Finance I Corp., 5.50%, 05/15/26 (a)		730,000	754,637
AMC Entertainment Holdings, Inc., 6.38%, 11/15/24 (a)	GBP	960,000	1,324,538
Digi Communications NV, 5.00%, 10/15/23 (a)	EUR	400,000	462,133
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	1,095,000	1,489,162
Ziggo Secured Finance BV, 5.50%, 01/15/27 (a)		$950,000	973,779

			5,004,249

Metals & Mining 7.7%
AK Steel Corp. 7.63%, 10/01/21 (f)		1,135,000	1,184,656
7.00%, 03/15/27 (f)		1,625,000	1,606,719
Aleris International, Inc., 9.50%, 04/01/21 (a)		595,000	638,138
Anglo American Capital plc 3.75%, 04/10/22 (a)		275,000	276,435
4.75%, 04/10/27 (a)		590,000	610,078
Cliffs Natural Resources, Inc., 5.75%, 03/01/25 (a)		865,000	834,725
Constellium NV, 6.63%, 03/01/25 (a)		1,290,000	1,270,650
First Quantum Minerals Ltd., 7.50%, 04/01/25 (a)		640,000	652,800
Freeport-McMoRan, Inc., 6.63%, 05/01/21 (a)		1,460,000	1,496,500
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22 (a)		1,595,000	1,800,372
Petra Diamonds US Treasury plc, 7.25%, 05/01/22 (a)		430,000	449,350
Severstal OAO Via Steel Capital SA, 3.85%, 08/27/21 (a)		565,000	565,819

			11,386,242

Multiline Retail 1.4%
JC Penney Corp., Inc., 8.13%, 10/01/19		1,620,000	1,765,800

Corporate Bonds (continued)

	Principal Amount		Market Value

Multiline Retail (continued)
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)		$575,000	$336,375

			2,102,175

Oil, Gas & Consumable Fuels 9.8%
Alta Mesa Holdings LP, 7.88%, 12/15/24 (a)		2,245,000	2,357,250
American Midstream Partners LP, 8.50%, 12/15/21 (a)		1,435,000	1,460,112
CONSOL Energy, Inc., 5.88%, 04/15/22		685,000	667,875
Genneia SA, 8.75%, 01/20/22 (a)		450,000	482,625
Murphy Oil USA, Inc., 5.63%, 05/01/27		335,000	343,375
Petrobras Global Finance BV 8.38%, 05/23/21		425,000	481,312
8.75%, 05/23/26		465,000	542,190
6.88%, 01/20/40		575,000	549,125
6.75%, 01/27/41		500,000	471,250
Targa Resources Partners LP, 5.13%, 02/01/25 (a)		1,105,000	1,140,913
Teekay Corp., 8.50%, 01/15/20 (f)		1,565,000	1,549,350
Tullow Oil plc 6.00%, 11/01/20 (a)		880,000	855,800
6.25%, 04/15/22 (a)		1,395,000	1,333,871
Ultra Resources, Inc., 7.13%, 04/15/25 (a)		885,000	876,708
WPX Energy, Inc., 6.00%, 01/15/22		1,425,000	1,446,375

			14,558,131

Professional Services 0.7%
AMN Healthcare, Inc., 5.13%, 10/01/24 (a)		1,000,000	1,010,000

Road & Rail 3.3%
Europcar Groupe SA, Reg. S, 5.75%, 06/15/22	EUR	750,000	857,448
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/23 (a)		$1,295,000	1,337,087
Loxam SAS, 4.25%, 04/15/24	EUR	465,000	523,388
Park Aerospace Holdings Ltd., 5.25%, 08/15/22 (a)		$655,000	691,844
Rumo Luxembourg Sarl, 7.38%, 02/09/24 (a)		1,450,000	1,510,900

			4,920,667

Technology Hardware, Storage & Peripherals 1.2%
Diamond 1 Finance Corp., 6.02%, 06/15/26 (a)		1,135,000	1,246,603

8

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Technology Hardware, Storage & Peripherals (continued)
Seagate HDD Cayman, 4.88%, 03/01/24 (a)	$540,000	$537,001

		1,783,604

Textiles, Apparel & Luxury Goods 1.1%
Grupo Kaltex SA de CV, 8.88%, 04/11/22 (a)	1,660,000	1,648,380

Trading Companies & Distributors 1.0%
Aircastle Ltd. 5.50%, 02/15/22	1,150,000	1,245,335
5.00%, 04/01/23	20,000	21,350
4.13%, 05/01/24	215,000	218,655

		1,485,340

Wireless Telecommunication Services 1.1%
Sprint Corp., 7.63%, 02/15/25 (f)	1,505,000	1,679,956

Total Corporate Bonds (cost $130,640,051)		135,887,080

Loan Participations 7.3%
Chemicals 1.2%
New Arclin US Holding Corp., 2nd Lien Term Loan, 10.17%, 02/14/25	700,000	705,250
New Arclin US Holding Corp., Term Loan, 5.67%, 02/14/24 (b)	1,045,000	1,053,496

		1,758,746

Commercial Services & Supplies 0.2%
Monitronics International, Inc., Tranche B2 Term Loan, 6.50%, 09/30/22	248,750	252,260

Communications Equipment 0.3%
Avaya, 1st Lien Tranche B7 Term Loan, 6.42%, 05/29/20 (d)	596,393	497,242

Diversified Telecommunication Services 1.7%
SFR Group SA, 1st Lien Term Loan B, 3.94%, 06/22/25	1,170,000	1,163,822
Windstream Refinance, 1st Lien Term Loan, 4.20%, 02/07/24	1,296,750	1,295,129

		2,458,951

Food Products 0.7%
JBS USA LLC, 1st Lien Term Loan, 3.48%, 10/30/22	1,045,000	1,049,295

Loan Participations (continued)

	Principal Amount	Market Value

Independent Power and Renewable Electricity Producers 0.3%
Dynegy Holdings, Inc., Term Loan, 4.25%, 01/12/24	$500,000	$499,605

Machinery 2.1%
NN, Inc., Term Loan, 4.73%, 12/31/21	3,055,000	3,053,106

Multiline Retail 0.2%
JC Penney Corp., 1st Lien Tranche B Term Loan, 5.30%, 06/23/23	294,375	293,824

Oil, Gas & Consumable Fuels 0.6%
Chesapeake Energy Corp., Term Loan, 8.55%, 08/23/21	725,000	782,775
MEG Energy Corp., Tranche B Term Loan, 4.63%, 12/31/23	185,000	185,093

		967,868

Total Loan Participation (cost $10,710,379)		10,830,897

Investment Company 0.5%

	Shares

Money Market Fund 0.5%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 0.65%, (g)(h)	697,651	697,651

Total Investment Company (cost $697,651)		697,651

Repurchase Agreement 5.4%

	Principal Amount

Royal Bank of Canada 0.77%, Dated 04/28/17, due 05/01/17, repurchase price $8,040,947, collateralized by U.S. Treasury notes, ranging from 1.13% - 1.50%, maturing 05/31/20 - 02/28/21; total market value $8,204,531. (h)(i)	$8,040,431	8,040,431

Total Repurchase Agreement (cost $8,040,431)		8,040,431

Total Investments (cost $150,088,512) (j) — 104.9%		155,456,059

Liabilities in excess of other assets — (4.9)%		(7,303,839)

NET ASSETS — 100.0%		$148,152,220

9

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2017 was $87,938,333 which represents 59.36% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2017. The maturity date represents the actual maturity date.

(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2017. The maturity date reflects the next call date.

(d)	Security in default.

(e)	PIK- Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.

(f)	The security or a portion of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $8,489,318, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $697,651 and $8,040,431 respectively.

(g)	Represents 7-day effective yield as of April 30, 2017.

(h)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2017 was $8,738,082.

(i)	Please refer to Note 2(h) for additional information on the joint repurchase agreement.

(j)	See notes to financial statements for tax cost and unrealized appreciation (depreciation) of securities.

AB	Stock Company

A/S	Minimum Capital Public Traded Company

BV	Private Limited Liability Company
GmbH	Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NV	Public Traded Company

OAO	Joint Stock Company

plc	Public Limited Company

Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

REIT	Real Estate Investment Trust

SA	Stock Company

SA de CV	Public Traded Company with Variable Capital

SAB de CV	Public Traded Company

SAS	Joint Stock Company

SpA	Limited Share Company

Currency:

EUR	Euro

GBP	British Pound

At April 30, 2017, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of America NA	05/31/17	(3,705,000)	$(4,767,260)	$(4,802,832)	$(35,572)
Euro	Bank of America NA	05/31/17	(16,970,000)	(18,487,916)	(18,513,529)	(25,613)

Total Short Contracts				$(23,255,176)	$(23,316,361)	$(61,185)

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Amundi Global High Yield Fund
Assets:
Investments, at value* (cost $142,048,081)	$147,415,628
Repurchase agreement, at value (cost $8,040,431)	8,040,431

Total Investments, at value (total cost $150,088,512)	155,456,059

Cash	355,665
Restricted cash, collateral for open total return swap contracts	420,000
Foreign currencies, at value (cost $9,943)	9,943
Interest receivable	2,208,595
Security lending income receivable	5,068
Receivable for investments sold	1,078,054
Reclaims receivable	11,229
Reimbursement from investment adviser (Note 3)	12,414
Prepaid expenses	34,490

Total Assets	159,591,517

Liabilities:
Payable for investments purchased	2,504,990
Unrealized depreciation on forward foreign currency contracts (Note 2)	61,185
Payable upon return of securities loaned (Note 2)	8,738,082
Accrued expenses and other payables:
Investment advisory fees	77,720
Fund administration fees	22,340
Distribution fees	183
Administrative servicing fees	108
Accounting and transfer agent fees	1,054
Trustee fees	474
Custodian fees	1,046
Compliance program costs (Note 3)	89
Professional fees	18,253
Printing fees	10,184
Other	3,589

Total Liabilities	11,439,297

Net Assets	$148,152,220

Represented by:
Capital	$139,856,521
Accumulated undistributed net investment income	327,597
Accumulated net realized gains from investments, forward and foreign currency transactions	2,658,190
Net unrealized appreciation/(depreciation) from investments	5,367,547
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(61,185)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	3,550

Net Assets	$148,152,220

*	Includes value of securities on loan of $8,489,318 (Note 2).

11

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Amundi Global High Yield Fund
Net Assets:
Class A Shares	$523,455
Class C Shares	114,617
Class R6 Shares	147,177,023
Institutional Service Shares	337,125

Total	$148,152,220

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	49,706
Class C Shares	10,888
Class R6 Shares	13,966,951
Institutional Service Shares	32,004

Total	14,059,549

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.53
Class C Shares (b)	$10.53
Class R6 Shares	$10.54
Institutional Service Shares	$10.53
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.77

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Amundi Global High Yield Fund
INVESTMENT INCOME:
Interest income	$5,396,012
Income from securities lending (Note 2)	19,984
Foreign tax withholding	(8,599)

Total Income	5,407,397

EXPENSES:
Investment advisory fees	491,803
Fund administration fees	57,502
Distribution fees Class A	355
Distribution fees Class C	550
Registration and filing fees	20,306
Professional fees	22,671
Printing fees	5,712
Trustee fees	2,242
Custodian fees	2,995
Accounting and transfer agent fees	2,762
Compliance program costs (Note 3)	344
Other	5,519

Total expenses before expenses reimbursed	612,761

Expenses reimbursed by adviser (Note 3)	(73,727)

Net Expenses	539,034

NET INVESTMENT INCOME	4,868,363

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	2,564,886
Net realized gains from forward and foreign currency transactions (Note 2)	94,202

Net realized gains from investments, forward and foreign currency transactions	2,659,088

Net change in unrealized appreciation/(depreciation) from investments	2,485,723
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	72,350
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	18,303

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	2,576,376

Net realized/unrealized gains from investments, forward and foreign currency transactions and translation of assets and liabilities denominated in foreign currencies	5,235,464

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$10,103,827

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets

	Nationwide Amundi Global High Yield Fund
	Six Months Ended April 30, 2017 (Unaudited)	Period Ended October 31, 2016 (a)
Operations:
Net investment income	$4,868,363	$9,940,082
Net realized gains from investments, forward and foreign currency transactions	2,659,088	1,418,261
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	2,576,376	2,733,536

Change in net assets resulting from operations	10,103,827	14,091,879

Distributions to Shareholders From:
Net investment income:
Class A	(12,418)	(6,436)
Class C	(4,228)	(4,287)
Class R6 (b)	(6,668,933)	(8,518,588)
Institutional Service	(7,400)	(6,005)
Net realized gains:
Class A	(1,130)	–
Class C	(501)	–
Class R6 (b)	(713,097)	–
Institutional Service	(608)	–

Change in net assets from shareholder distributions	(7,408,315)	(8,535,316)

Change in net assets from capital transactions	(17,884,891)	157,785,036

Change in net assets	(15,189,379)	163,341,599

Net Assets:
Beginning of period	163,341,599	–

End of period	$148,152,220	$163,341,599

Accumulated undistributed net investment income at end of period	$327,597	$2,152,213

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$318,892	$202,270
Dividends reinvested	12,394	6,436
Cost of shares redeemed	(27,216)	(303)

Total Class A Shares	304,070	208,403

Class C Shares
Proceeds from shares issued	–	100,000
Dividends reinvested	4,729	4,287
Cost of shares redeemed	–	–

Total Class C Shares	4,729	104,287

Class R6 Shares (b)
Proceeds from shares issued	983,719	182,640,547
Dividends reinvested	7,382,030	8,518,588
Cost of shares redeemed	(26,761,027)	(33,812,558)

Total Class R6 Shares	(18,395,278)	157,346,577

14

Statements of Changes in Net Assets (Continued)

	Nationwide Amundi Global High Yield Fund
	Six Months Ended April 30, 2017 (Unaudited)	Period Ended October 31, 2016 (a)
CAPITAL TRANSACTIONS: (continued)
Institutional Service Shares
Proceeds from shares issued	$195,000	$119,764
Dividends reinvested	6,593	6,005
Cost of shares redeemed	(5)	–

Total Institutional Service Shares	201,588	125,769

Change in net assets from capital transactions	$(17,884,891)	$157,785,036

SHARE TRANSACTIONS:
Class A Shares
Issued	30,535	19,973
Reinvested	1,199	642
Redeemed	(2,614)	(29)

Total Class A Shares	29,120	20,586

Class C Shares
Issued	–	10,000
Reinvested	458	430
Redeemed	–	–

Total Class C Shares	458	10,430

Class R6 Shares (b)
Issued	94,223	18,302,659
Reinvested	714,826	856,312
Redeemed	(2,560,471)	(3,440,598)

Total Class R6 Shares	(1,751,422)	15,718,373

Institutional Service Shares
Issued	18,720	12,045
Reinvested	638	602
Redeemed	(1)	–

Total Institutional Service Shares	19,357	12,647

Total change in shares	(1,702,487)	15,762,036

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from November 3, 2015 (commencement of operations) through October 31, 2016.
(b)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

15

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Amundi Global High Yield Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.36	0.31	0.35	0.66	(0.44)	(0.05)	(0.49)	$10.53	6.50%	$523,455	0.95%	6.05%	1.05%	64.61%
Period Ended October 31, 2016 (g)	$10.00	0.58	0.27	0.85	(0.49)	–	(0.49)	$10.36	8.83%	$213,186	0.99%	5.83%	1.15%	96.27%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.35	0.27	0.36	0.63	(0.40)	(0.05)	(0.45)	$10.53	6.21%	$114,617	1.70%	5.32%	1.80%	64.61%
Period Ended October 31, 2016 (g)	$10.00	0.50	0.27	0.77	(0.42)	–	(0.42)	$10.35	7.95%	$107,982	1.75%	5.02%	1.91%	96.27%

Class R6 Shares (h)
Six Months Ended April 30, 2017 (Unaudited)	$10.36	0.33	0.35	0.68	(0.45)	(0.05)	(0.50)	$10.54	6.73%	$147,177,023	0.70%	6.33%	0.80%	64.61%
Period Ended October 31, 2016 (g)	$10.00	0.60	0.28	0.88	(0.52)	–	(0.52)	$10.36	9.11%	$162,889,448	0.70%	6.08%	0.84%	96.27%

Institutional Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.36	0.33	0.34	0.67	(0.45)	(0.05)	(0.50)	$10.53	6.62%	$337,125	0.70%	6.30%	0.80%	64.61%
Period Ended October 31, 2016 (g)	$10.00	0.60	0.28	0.88	(0.52)	–	(0.52)	$10.36	9.09%	$130,983	0.75%	6.07%	0.91%	96.27%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from November 3, 2015 (commencement of operations) through October 31, 2016. Total return is calculated based on inception date of November 2, 2015 through October 31, 2016.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

16

Fund Overview	Nationwide Amundi Strategic Income Fund

Asset Allocation†

Corporate Bonds	47.2%
Loan Participations	16.1%
Collateralized Mortgage Obligations	15.2%
Asset-Backed Securities	10.2%
Commercial Mortgage-Backed Securities	4.7%
Foreign Government Securities	4.4%
Repurchase Agreement	1.6%
Short-Term Investment	0.6%
Investment Company	0.1%
Forward Foreign Currency Contracts††	(0.0)%
Credit Default Swaps	(0.1)%
Futures Contracts	(0.3)%
Other assets in excess of liabilities	0.3%
100.0%

Top Industries†††

Hotels, Restaurants & Leisure	8.7%
Diversified Telecommunication Services	5.8%
Oil, Gas & Consumable Fuels	3.9%
Electric Utilities	3.6%
Banks	3.2%
Diversified Financial Services	2.7%
Auto Components	2.7%
Metals & Mining	2.6%
Machinery	2.4%
Health Care Providers & Services	2.2%
Other Industries*	62.2%
100.0%

Top Holdings†††

FNMA Connecticut Avenue Securities, 3.89%, 07/25/24	2.9%
FHLMC Structured Agency Credit Risk Debt Notes, 9.79%, 03/25/28	2.2%
NN, Inc., Term Loan, 4.73%, 12/31/21	2.0%
Stoneway Capital Corp., 10.00%, 03/01/27	2.0%
Invitation Homes Trust, 5.99%, 12/17/31	2.0%
Federative Republic of Brazil, 5.63%, 02/21/47	1.9%
FHLMC Structured Agency Credit Risk Debt Notes, 11.74%, 03/25/25	1.8%
YUM Brands/KFC Holdings/Pizza H Term Loan B, 2.99%, 06/16/23	1.7%
Angel Oak Mortgage Trust LLC, 6.42%, 01/25/47	1.7%
Invitation Homes Trust, 4.14%, 06/17/32	1.6%
Other Holdings*	80.2%
100.0%

Top Countries†††

United States	70.4%
United Kingdom	7.2%
Brazil	3.7%
Argentina	3.6%
Italy	2.7%
France	2.7%
Canada	1.5%
Spain	1.4%
Mexico	1.2%
Indonesia	1.2%
Other Countries*	4.4%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2017.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

17

Shareholder Expense Example	Nationwide Amundi Strategic Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Amundi Strategic Income Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	1,059.40	4.70	0.92
	Hypothetical	(a)(b)	1,000.00	1,020.23	4.61	0.92
Class C Shares	Actual	(a)	1,000.00	1,055.50	8.51	1.67
	Hypothetical	(a)(b)	1,000.00	1,016.51	8.35	1.67
Class R6 Shares(c)	Actual	(a)	1,000.00	1,060.70	3.42	0.67
	Hypothetical	(a)(b)	1,000.00	1,021.47	3.36	0.67
Institutional Service Shares	Actual	(a)	1,000.00	1,060.70	3.42	0.67
	Hypothetical	(a)(b)	1,000.00	1,021.47	3.36	0.67

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

18

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Amundi Strategic Income Fund

Asset-Backed Securities 10.2%

	Principal Amount	Market Value

Airlines 0.3%
Air Canada Pass-Through Trust, Series 2013-1, Class B, 5.38%, 05/15/21 (a)	$80,800	$83,830

Automobiles 2.3%
Drive Auto Receivables Trust
Series 2015-BA, Class D, 3.84%, 07/15/21 (a)	200,000	203,615
Series 2016-BA, Class D, 4.53%, 08/15/23 (a)	450,000	461,765

		665,380

Other 7.6%
Colony American Homes, Series 2014-2A, Class E, 4.19%, 07/17/31 (a)(b)	270,000	273,201
Invitation Homes Trust
Series 2014-SFR2, Class F, 4.99%, 09/17/31 (a)(b)	255,000	255,397
Series 2014-SFR3, Class E, 5.49%, 12/17/31 (a)(b)	162,000	162,266
Series 2014-SFR3, Class F, 5.99%, 12/17/31 (a)(b)	563,000	564,840
Series 2015-SFR2, Class E, 4.14%, 06/17/32 (a)(b)	465,000	469,135
Series 2015-SFR2, Class F, 4.69%, 06/17/32 (a)(b)	100,000	100,587
SWAY Residential Trust, Series 2014-1, Class E, 5.29%, 01/17/32 (a)(b)	356,489	356,487

		2,181,913

Total Asset-Backed Securities (cost $2,884,131)		2,931,123

Collateralized Mortgage Obligations 15.2%
Angel Oak Mortgage Trust LLC, Series 2017-1, Class B1, 6.42%, 01/25/47 (a)(b)	470,000	476,979
FHLMC REMICS, Series 4395, Class TI, IO, 4.00%, 05/15/26	314,600	29,425
FHLMC Structured Agency Credit Risk Debt Notes
Series 2015-HQ1, Class B, 11.74%, 03/25/25 (b)	413,089	529,723
Series 2015-HQA1, Class B, 9.79%, 03/25/28 (b)	569,723	644,293
Series 2015-HQA2, Class B, 11.49%, 05/25/28 (b)	324,355	396,988
Series 2017-DNA2, Class B1, 6.14%, 10/25/29 (b)	430,000	439,843

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

FNMA Connecticut Avenue Securities
Series 2014-C03, Class 2M2, 3.89%, 07/25/24 (b)	$800,000	$839,572
Series 2015-C04, Class 2M2, 6.54%, 04/25/28 (b)	110,000	124,023
Series 2015-C04, Class 1M2, 6.69%, 04/25/28 (b)	60,000	68,482
Series 2016-C04, Class 1B, 11.24%, 01/25/29 (b)	199,984	242,025
Series 2017-C02, Class 2B1, 6.49%, 09/25/29 (b)	285,000	291,386
FNMA REMICS
Series 2004-31, Class SG, IO, 6.11%, 08/25/33 (b)	236,260	8,601
Series 2009-31, Class PI, IO, 5.00%, 11/25/38	293,697	46,039
GNMA
Series 2011-167, Class IO, IO, 5.00%, 12/16/20	277,257	8,455
Series 2011-135, Class QI, IO, 4.50%, 06/16/41	264,233	44,850
Series 2012-140, Class IC, IO, 3.50%, 11/20/42	290,229	58,817
Series 2016-81, Class IO, IO, 4.00%, 06/20/46	253,626	48,516
Series 2016-108, Class QI, IO, 4.00%, 08/20/46	147,916	35,596
Series 2016-145, Class UI, IO, 3.50%, 10/20/46	268,705	54,726

Total Collateralized Mortgage Obligations (cost $4,084,646)		4,388,339

Commercial Mortgage-Backed Securities 4.7%
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D 3.74%, 11/15/48 (b)	250,000	217,025
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class D, 3.77%, 02/15/48 (a)	300,000	225,675
Series 2015-C28, Class D, 4.27%, 05/15/48 (b)	550,000	426,403
Series 2015-LC20, Class D, 4.51%, 04/15/50 (a)(b)	440,000	354,951
Series 2016-NXS5, Class D, 5.04%, 01/15/59 (b)	125,000	122,792

Total Commercial Mortgage-Backed Securities (cost $1,167,545)		1,346,846

19

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Corporate Bonds 47.2%

	Principal Amount		Market Value

Aerospace & Defense 0.9%
Kratos Defense & Security Solutions, Inc., 7.00%, 05/15/19		$250,000	$250,625

Airlines 0.8%
Latam Finance Ltd., 6.88%, 04/11/24 (a)		225,000	228,600

Auto Components 2.7%
Adient Global Holdings Ltd., 3.50%, 08/15/24 (a)	EUR	120,000	133,821
American Axle & Manufacturing, Inc., 6.50%, 04/01/27 (a)		$415,000	411,887
Grupo-Antolin Irausa SA, 3.25%, 04/30/24	EUR	100,000	109,475
LKQ Italia Bondco SpA, 3.88%, 04/01/24 (a)		100,000	116,168

			771,351

Banks 3.2%
Intesa Sanpaolo SpA, 5.71%, 01/15/26 (a)		$300,000	295,467
Royal Bank of Scotland Group plc, 4.80%, 04/05/26		280,000	293,835
Standard Chartered plc, 7.50%, 04/02/22 (a)(c)		200,000	213,350
US Bancorp, Series J, 5.30%, 04/15/27 (c)		130,000	134,388

			937,040

Capital Markets 1.6%
Charles Schwab Corp. (The), Series E, 4.62%, 03/01/22 (c)		200,000	202,000
Jefferies Group LLC, 4.85%, 01/15/27		245,000	254,438

			456,438

Commercial Services & Supplies 0.4%
Nassa Topco A/S, 2.88%, 04/06/24 (a)	EUR	105,000	115,964

Construction & Engineering 0.9%
Tutor Perini Corp., 6.88%, 05/01/25 (a)		$245,000	257,250

Diversified Financial Services 2.7%
Cabot Financial Luxembourg SA, 7.50%, 10/01/23 (a)	GBP	200,000	279,348
Mercury Bondco plc
7.13%, 05/30/21 (a)(d)	EUR	190,000	212,546
8.25%, 05/30/21 (a)(d)		250,000	285,151

			777,045

Corporate Bonds (continued)

	Principal Amount		Market Value

Diversified Telecommunication Services 1.7%
Frontier Communications Corp., 7.13%, 01/15/23		$250,000	$218,750
SFR Group SA, 7.38%, 05/01/26 (a)		255,000	268,069

			486,819

Electric Utilities 3.6%
Drax Finco plc, 4.25%, 05/01/22	GBP	100,000	132,123
Pampa Energia SA, 7.50%, 01/24/27 (a)		$295,000	314,175
Stoneway Capital Corp., 10.00%, 03/01/27 (a)		560,000	588,000

			1,034,298

Electrical Equipment 0.4%
Senvion Holding GmbH, 3.88%, 10/25/22 (a)	EUR	100,000	109,293

Energy Equipment & Services 1.3%
Exterran Energy Solutions LP, 8.13%, 05/01/25 (a)		$180,000	185,737
Noble Holding International Ltd., 7.75%, 01/15/24 (e)		205,000	187,063

			372,800

Food & Staples Retailing 1.3%
BI-LO LLC, 9.25%, 02/15/19 (a)		250,000	218,750
Fresh Market, Inc. (The), 9.75%, 05/01/23 (a)		195,000	162,035

			380,785

Food Products 1.4%
Clearwater Seafoods, Inc., 6.88%, 05/01/25 (a)		145,000	150,075
JBS USA LUX SA, 5.75%, 06/15/25 (a)		250,000	258,125

			408,200

Health Care Providers & Services 2.2%
HomeVi SAS, 4.25%, 11/15/21 (a)(b)	EUR	100,000	110,292
IASIS Healthcare LLC, 8.38%, 05/15/19		$280,000	273,000
Quorum Health Corp., 11.63%, 04/15/23 (a)		285,000	252,937

			636,229

20

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value

Health Care Technology 0.8%
Quintiles IMS, Inc., 3.25%, 03/15/25 (a)	EUR	210,000	$229,652

Hotels, Restaurants & Leisure 5.7%
Burger King France SAS
6.00%, 05/01/24		150,000	169,522
6.00%, 05/01/24 (a)		100,000	113,015
Cirsa Funding Luxembourg SA, Reg. S, 5.88%, 05/15/23		250,000	288,155
Mohegan Tribal Gaming Authority, 7.88%, 10/15/24 (a)		$235,000	240,581
Penn National Gaming, Inc., 5.63%, 01/15/27 (a)		365,000	367,738
TVL Finance plc, 8.50%, 05/15/23 (a)	GBP	225,000	319,007
Wyndham Worldwide Corp., 4.50%, 04/01/27		$160,000	163,236

			1,661,254

Independent Power and Renewable Electricity Producers 1.3%
NRG Energy, Inc., 6.63%, 01/15/27		160,000	158,400
Talen Energy Supply LLC, 9.50%, 07/15/22 (a)		240,000	224,400

			382,800

Insurance 1.3%
CNO Financial Group, Inc., 5.25%, 05/30/25		360,000	371,700

Machinery 0.4%
Tennant Co., 5.63%, 05/01/25 (a)		110,000	114,263

Media 2.0%
AMC Entertainment Holdings, Inc., 6.38%, 11/15/24 (a)	GBP	185,000	255,250
Viacom, Inc., 5.88%, 02/28/57 (b)		$85,000	87,762
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	175,000	237,994

			581,006

Metals & Mining 2.6%
AK Steel Corp., 7.00%, 03/15/27 (e)		$315,000	311,456
Aleris International, Inc., 9.50%, 04/01/21 (a)		220,000	235,950
First Quantum Minerals Ltd., 7.50%, 04/01/25 (a)		200,000	204,000

			751,406

Multiline Retail 0.5%
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)		250,000	146,250

Corporate Bonds (continued)

	Principal Amount		Market Value

Oil, Gas & Consumable Fuels 3.4%
CONSOL Energy, Inc., 5.88%, 04/15/22		$110,000	$107,250
Genneia SA, 8.75%, 01/20/22 (a)		150,000	160,875
Murphy Oil USA, Inc., 5.63%, 05/01/27		65,000	66,625
Petrobras Global Finance BV, 8.38%, 05/23/21		220,000	249,150
Tullow Oil plc
6.00%, 11/01/20 (a)		215,000	209,087
6.25%, 04/15/22 (a)		200,000	191,236

			984,223

Road & Rail 0.8%
Loxam SAS, 4.25%, 04/15/24	EUR	100,000	112,556
Park Aerospace Holdings Ltd., 5.25%, 08/15/22 (a)		$115,000	121,469

			234,025

Technology Hardware, Storage & Peripherals 1.3%
Diamond 1 Finance Corp., 5.45%, 06/15/23 (a)		250,000	269,792
Seagate HDD Cayman, 4.88%, 03/01/24 (a)		95,000	94,472

			364,264

Textiles, Apparel & Luxury Goods 0.7%
Grupo Kaltex SA de CV, 8.88%, 04/11/22 (a)		200,000	198,600

Trading Companies & Distributors 1.3%
Aircastle Ltd.
5.50%, 02/15/22		300,000	324,870
4.13%, 05/01/24		40,000	40,680

			365,550

Total Corporate Bonds (cost $13,362,861)			13,607,730

Foreign Government Securities 4.4%
BRAZIL 1.9%
Federative Republic of Brazil, 5.63%, 02/21/47		555,000	549,450

INDONESIA 1.2%
Republic of Indonesia, 3.75%, 06/14/28 (a)	EUR	300,000	350,450

MEXICO 0.5%
Petroleos Mexicanos, 6.75%, 09/21/47		$150,000	152,445

21

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Foreign Government Securities (continued)

	Principal Amount	Market Value

OMAN 0.8%
Oman Government Bond, 5.38%, 03/08/27 (a)	$205,000	$213,885

Total Foreign Government Securities (cost $1,225,772)		1,266,230

Loan Participations 16.1%
Chemicals 1.1%
New Arclin US Holding Corp., 2nd Lien Term Loan, 10.17%, 02/14/25	125,000	125,937
New Arclin US Holding Corp., Term Loan, 5.67%, 02/09/24 (b)	190,000	191,545

		317,482

Communications Equipment 1.9%
Avaya, 1st Lien Tranche B7 Term Loan, 6.42%, 05/29/20 (f)	298,196	248,621
Avaya, Inc., DIP Term Loan, 8.50%, 01/24/18	300,000	307,740

		556,361

Diversified Telecommunication Services 4.2%
SFR Group SA, 1st Lien Term Loan B, 3.94%, 06/22/25	450,000	447,624
Windstream Corp., Term Loan B, 5.00%, 03/29/21	398,000	400,364
Windstream Refinance, 1st Lien Term Loan, 4.20%, 02/07/24	349,125	348,689

		1,196,677

Electronic Equipment, Instruments and Components 1.4%
Dell International LLC, 1st Lien Term Loan, 3.50%, 09/07/23	413,963	415,420

Equity Real Estate Investment Trusts (REITs) 0.7%
Communications Sale Leasing, 1st Lien Term Loan, 4.00%, 10/24/22	204,746	203,978

Food Products 0.7%
JBS USA LLC, 1st Lien Term Loan, 3.48%, 10/30/22	190,000	190,781

Hotels, Restaurants & Leisure 3.0%
Mohegan Tribal Gaming Authority, Tranche B Term Loan, 5.00%, 10/13/23	364,088	366,210
YUM Brands/KFC Holdings/Pizza H Term Loan B, 2.99%, 06/16/23	497,500	499,988

		866,198

Loan Participations (continued)

	Principal Amount	Market Value

Machinery 2.0%
NN, Inc., Term Loan, 4.73%, 12/31/21	$590,000	$589,634

Multiline Retail 0.7%
JC Penny Corp., 1st Lien Term Loan B, 5.30%, 06/23/23	196,250	195,883

Oil, Gas & Consumable Fuels 0.4%
Chesapeake Energy Corp., Term loan, 8.55%, 08/23/21	115,000	124,164

Total Loan Participation (cost $4,610,819)		4,656,578

Short-Term Investment 0.6%
U.S. Treasury Obligation 0.6%
U.S. Treasury Bill, 0.00%, 09/14/17 (g)(h)	160,000	159,480

Total Short-Term Investment (cost $159,623)		159,480

Investment Company 0.1%

	Shares

Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 0.65%, (i)(j)	40,720	40,720

Total Investment Company (cost $40,720)		40,720

Repurchase Agreement 1.6%

	Principal Amount

Royal Bank of Canada 0.77%, Dated 04/28/17, due 05/01/17, repurchase price $469,332, collateralized by U.S. Treasury notes, ranging from 1.13% - 1.50%, maturing 05/31/20 - 02/28/21; total market value $478,880. (j)(k)	$469,302	469,302

Total Repurchase Agreement (cost $469,302)		469,302

Total Investments (cost $28,005,419) (l) — 100.1%		28,866,348

Liabilities in excess of other assets — (0.1)%		(29,520)

NET ASSETS — 100.0%		$28,836,828

22

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2017 was $13,415,740 which represents 46.52% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2017. The maturity date represents the actual maturity date.

(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2017. The maturity date reflects the next call date.

(d)	PIK- Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.

(e)	The security or a portion of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $492,693, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $40,720 and $469,302 respectively.

(f)	Security in default.

(g)	Security or a portion of the security was used to cover the margin requirement for futures contracts.

(h)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.

(i)	Represents 7-day effective yield as of April 30, 2017.

(j)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2017 was $510,022.

(k)	Please refer to Note 2(h) for additional information on the joint repurchase agreement.

(l)	See notes to financial statements for tax cost and unrealized appreciation/ (depreciation) of securities.

A/S	Minimum Capital Public Traded Company

BV	Private Limited Liability Company

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GmbH	Limited Liability Company

GNMA	Government National Mortgage Association
IO	Interest only (IO) strips are the interest portion of mortgage, Treasury or bond payments, which is separated and sold individually from the principal portion of those same payments.

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

plc	Public Limited Company

Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company

SA de CV	Public Traded Company with Variable Capital

SAS	Joint Stock Company

SpA	Limited Share Company

Currency:

EUR	Euro

GBP	British Pound

23

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

At April 30, 2017, the Fund’s open swap contracts were as follows:

Centrally cleared credit default swaps on credit indices — buy protection1

Reference Entity	Fixed Annual Rate paid by Fund	Notional Amount[2]	Implied Credit Spread as of April 30, 2017[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation/ (Depreciation)
Markit CDX North America High Yield Index Series 28	5.00%	$2,500,000	3.282%	06/20/22	$(172,680)	$(31,269)
Markit CDX North America Investment Grade Index Series 28	1.00	3,000,000	0.642	06/20/22	(46,112)	(9,231)

					$(218,792)	$(40,500)

CDX Credit Default Swap Index

1	The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
3	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
4	Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

At April 30, 2017, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of America NA	05/31/17	(915,000)	$(1,177,340)	$(1,186,125)	$(8,785)
Euro	Bank of America NA	05/31/17	(2,146,000)	(2,337,953)	(2,341,192)	(3,239)

Total Short Contracts				$(3,515,293)	$(3,527,317)	$(12,024)

At April 30, 2017, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
12	U.S. Treasury 10 Year Note	06/21/17	$1,508,625	$16,504
3	U.S. Treasury Ultra Bond	06/21/17	488,813	8,126
11	U.S. Treasury 5 Year Note	06/30/17	1,302,469	7,941

			$3,299,907	$32,571

24

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(27)	10 Year USD Deliverable Interest Rate Swap Futures	06/19/17	$2,502,141	$(58,568)
(27)	5 Year USD Deliverable Interest Rate Swap Futures	06/19/17	2,605,078	(32,130)
(20)	EURO-BUND Future	06/08/17	3,524,539	(9,484)
(10)	U.S. Treasury Long Bond	06/21/17	1,529,688	(24,164)

			$10,161,446	$(124,346)

The accompanying notes are an integral part of these financial statements.

25

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Amundi Strategic Income Fund
Assets:
Investments, at value* (cost $27,536,117)	$28,397,046
Repurchase agreement, at value (cost $469,302)	469,302

Total Investments, at value (total cost $28,005,419)	28,866,348

Cash	269,334
Cash pledged for centrally cleared credit default swaps	108,383
Deposits with broker for futures contracts	146,100
Foreign currencies, at value (cost $130,384)	130,384
Interest and dividends receivable	252,510
Security lending income receivable	294
Receivable for investments sold	259,555
Reclaims receivable	873
Receivable for variation margin on centrally cleared credit default swap contracts	1,168
Reimbursement from investment adviser (Note 3)	13,469
Prepaid expenses	28,118

Total Assets	30,076,536

Liabilities:
Payable for investments purchased	491,796
Payable for variation margin on futures contracts	144,614
Unrealized depreciation on forward foreign currency contracts (Note 2)	12,024
Payable upon return of securities loaned (Note 2)	510,023
Accrued expenses and other payables:
Investment advisory fees	13,165
Fund administration fees	20,424
Distribution fees	152
Administrative servicing fees	13,223
Accounting and transfer agent fees	1,337
Trustee fees	71
Custodian fees	107
Compliance program costs (Note 3)	14
Professional fees	19,526
Printing fees	10,224
Other	3,008

Total Liabilities	1,239,708

Net Assets	$28,836,828

Represented by:
Capital	$27,570,298
Accumulated undistributed net investment income	82,506
Accumulated net realized gains from investments, futures, forward and foreign currency, and swap transactions	467,429
Net unrealized appreciation/(depreciation) from investments	860,929
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(91,775)
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(12,024)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(35)
Net unrealized appreciation/(depreciation) from swap contracts (Note 2)	(40,500)

Net Assets	$28,836,828

*	Includes value of securities on loan of $492,693 (Note 2).

26

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Amundi Strategic Income Fund
Net Assets:
Class A Shares	$150,424
Class C Shares	148,443
Class R6 Shares	115,467
Institutional Service Shares	28,422,494

Total	$28,836,828

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	14,378
Class C Shares	14,190
Class R6 Shares	11,037
Institutional Service Shares	2,716,821

Total	2,756,426

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.46
Class C Shares (b)	$10.46
Class R6 Shares	$10.46
Institutional Service Shares	$10.46
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.70

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

27

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Amundi Strategic Income Fund
INVESTMENT INCOME:
Interest income	$842,035
Dividend income	1,301
Income from securities lending (Note 2)	367
Foreign tax withholding	(481)

Total Income	843,222

EXPENSES:
Investment advisory fees	77,427
Fund administration fees	43,922
Distribution fees Class A	171
Distribution fees Class C	715
Registration and filing fees	20,058
Professional fees	21,052
Printing fees	5,715
Trustee fees	395
Custodian fees	528
Accounting and transfer agent fees	4,714
Compliance program costs (Note 3)	62
Other	3,029

Total expenses before expenses reimbursed	177,788

Expenses reimbursed by adviser (Note 3)	(84,152)

Net Expenses	93,636

NET INVESTMENT INCOME	749,586

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	522,610
Net realized gains from futures transactions (Note 2)	252,339
Net realized losses from forward and foreign currency transactions (Note 2)	(52,631)
Net realized losses from swap transactions (Note 2)	(161,579)

Net realized gains from investments, futures, forward and foreign currency, and swap transactions	560,739

Net change in unrealized appreciation/(depreciation) from investments	562,308
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(184,857)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	517
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	2,003
Net change in unrealized appreciation/(depreciation) from swap contracts (Note 2)	(42,258)

Net change in unrealized appreciation/(depreciation) from investments, futures contracts, forward foreign currency contracts, translation of assets and liabilities denominated in foreign currencies, and swap contracts	337,713

Net realized/unrealized gains from investments, futures, forward and foreign currency transactions, translation of assets and liabilities denominated in foreign currencies, and swap contracts	898,452

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,648,038

The accompanying notes are an integral part of these financial statements.

28

Statements of Changes in Net Assets

	Nationwide Amundi Strategic Income Fund
	Six Months Ended April 30, 2017 (Unaudited)	Period Ended October 31, 2016 (a)
Operations:
Net investment income	$749,586	$1,212,459
Net realized gains from investments, futures, forward and foreign currency, and swap transactions	560,739	520,218
Net change in unrealized appreciation/(depreciation) from investments, futures contracts, forward foreign currency contracts, translation of assets and liabilities denominated in foreign currencies, and swap contracts	337,713	378,882

Change in net assets resulting from operations	1,648,038	2,111,559

Distributions to Shareholders From:
Net investment income:
Class A	(4,007)	(4,439)
Class C	(3,678)	(4,397)
Class R6 (b)	(3,389)	(4,596)
Institutional Service	(836,306)	(1,121,901)
Net realized gains:
Class A	(2,596)	–
Class C	(2,760)	–
Class R6 (b)	(2,122)	–
Institutional Service	(524,155)	–

Change in net assets from shareholder distributions	(1,379,013)	(1,135,333)

Change in net assets from capital transactions	1,388,350	26,203,227

Change in net assets	1,657,375	27,179,453

Net Assets:
Beginning of period	27,179,453	–

End of period	$28,836,828	$27,179,453

Accumulated undistributed net investment income at end of period	$82,506	$180,300

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$9,773	$124,434
Dividends reinvested	6,603	4,439
Cost of shares redeemed	(145)	(33)

Total Class A Shares	16,231	128,840

Class C Shares
Proceeds from shares issued	–	156,663
Dividends reinvested	6,438	4,311
Cost of shares redeemed	(677)	(25,084)

Total Class C Shares	5,761	135,890

Class R6 Shares (b)
Proceeds from shares issued	481	100,000
Dividends reinvested	5,511	4,596
Cost of shares redeemed	(95)	–

Total Class R6 Shares	5,897	104,596

29

Statements of Changes in Net Assets (Continued)

	Nationwide Amundi Strategic Income Fund
	Six Months Ended April 30, 2017 (Unaudited)	Period Ended October 31, 2016 (a)
CAPITAL TRANSACTIONS: (continued)
Institutional Service Shares
Proceeds from shares issued	$–	$24,712,000
Dividends reinvested	1,360,461	1,121,901
Cost of shares redeemed	–	–

Total Institutional Service Shares	1,360,461	25,833,901

Change in net assets from capital transactions	$1,388,350	$26,203,227

SHARE TRANSACTIONS:
Class A Shares
Issued	944	12,361
Reinvested	647	443
Redeemed	(14)	(3)

Total Class A Shares	1,577	12,801

Class C Shares
Issued	–	15,694
Reinvested	632	431
Redeemed	(66)	(2,501)

Total Class C Shares	566	13,624

Class R6 Shares (b)
Issued	46	10,000
Reinvested	540	460
Redeemed	(9)	–

Total Class R6 Shares	577	10,460

Institutional Service Shares
Issued	–	2,471,255
Reinvested	133,308	112,258
Redeemed	–	–

Total Institutional Service Shares	133,308	2,583,513

Total change in shares	136,028	2,620,398

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from November 3, 2015 (commencement of operations) through October 31, 2016.
(b)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

30

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Amundi Strategic Income Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.37	0.27	0.32	0.59	(0.30)	(0.20)	(0.50)	$10.46	5.94%	$150,424	0.92%	5.17%	1.53%	94.14%
Period Ended October 31, 2016 (g)	$10.00	0.45	0.34	0.79	(0.42)	–	(0.42)	$10.37	8.13%	$132,789	0.97%	4.55%	1.97%	191.67%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.37	0.23	0.33	0.56	(0.27)	(0.20)	(0.47)	$10.46	5.55%	$148,443	1.67%	4.42%	2.28%	94.14%
Period Ended October 31, 2016 (g)	$10.00	0.38	0.34	0.72	(0.35)	–	(0.35)	$10.37	7.35%	$141,305	1.71%	3.85%	2.72%	191.67%

Class R6 Shares (h)
Six Months Ended April 30, 2017 (Unaudited)	$10.37	0.28	0.33	0.61	(0.32)	(0.20)	(0.52)	$10.46	6.07%	$115,467	0.67%	5.42%	1.28%	94.14%
Period Ended October 31, 2016 (g)	$10.00	0.48	0.34	0.82	(0.45)	–	(0.45)	$10.37	8.47%	$108,493	0.67%	4.84%	1.67%	191.67%

Institutional Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.37	0.28	0.33	0.61	(0.32)	(0.20)	(0.52)	$10.46	6.07%	$28,422,494	0.67%	5.42%	1.28%	94.14%
Period Ended October 31, 2016 (g)	$10.00	0.48	0.33	0.81	(0.44)	–	(0.44)	$10.37	8.41%	$26,796,866	0.72%	4.79%	1.73%	191.67%

Amounts	designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from November 3, 2015 (commencement of operations) through October 31, 2016. Total return is calculated based on inception date of November 2, 2015 through October 31, 2016.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

31

Fund Overview	Nationwide Amundi World Bond Fund

Asset Allocation†

Corporate Bonds	44.8%
U.S. Treasury Obligations	28.0%
Foreign Government Securities	21.8%
Collateralized Mortgage Obligations	0.9%
Purchased Options	0.1%
Credit Default Swaps	0.1%
Forward Foreign Currency Contracts††	0.0%
Futures Contracts	(0.5)%
Other assets in excess of liabilities	4.8%
100.0%

Top Industries†††

Banks	14.4%
Capital Markets	6.2%
Oil, Gas & Consumable Fuels	3.6%
Diversified Telecommunication Services	3.2%
Technology Hardware, Storage & Peripherals	2.8%
Insurance	2.6%
Consumer Finance	2.5%
Electric Utilities	2.1%
Media	1.6%
Multi-Utilities	1.5%
Other Industries	59.5%
100.0%

Top Holdings†††

U.S. Treasury Notes, 0.88%, 10/15/17	6.9%
U.S. Treasury Notes, 0.63%, 05/31/17	5.9%
U.S. Treasury Bond, 2.25%, 08/15/46	5.1%
U.S. Treasury Inflation Linked Note, 0.38%, 07/15/25	4.3%
U.S. Treasury Notes, 1.50%, 08/15/26	4.1%
Canada Government Bond, 1.50%, 06/01/26	3.5%
United Kingdom GILT, 2.00%, 09/07/25	3.1%
U.S. Treasury Notes, 0.75%, 10/31/18	2.9%
United Mexican States, 6.50%, 06/10/21	2.2%
French Republic, 0.25%, 11/25/26	2.1%
Other Holdings	59.9%
100.0%

Top Countries†††

United States	59.3%
United Kingdom	7.9%
France	6.3%
Italy	5.3%
Mexico	4.8%
Portugal	4.3%
Canada	3.7%
Brazil	1.6%
Germany	1.6%
Spain	1.5%
Other Countries	3.7%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2017

32

Shareholder Expense Example	Nationwide Amundi World Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Amundi World Bond Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	1,009.80	5.73	1.15
	Hypothetical	(a)(b)	1,000.00	1,019.09	5.76	1.15
Class C Shares	Actual	(a)	1,000.00	1,006.10	9.45	1.90
	Hypothetical	(a)(b)	1,000.00	1,015.37	9.49	1.90
Class R6 Shares(c)	Actual	(a)	1,000.00	1,013.40	3.24	0.65
	Hypothetical	(a)(b)	1,000.00	1,021.57	3.26	0.65
Institutional Service Class Shares	Actual	(a)	1,000.00	1,012.10	4.49	0.90
	Hypothetical	(a)(b)	1,000.00	1,020.33	4.51	0.90

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

33

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Amundi World Bond Fund

Collateralized Mortgage Obligations 0.9%

	Principal Amount		Market Value

FNMA Connecticut Avenue Securities
Series 2016-C05, Class 2M2, 5.44%, 01/25/29 (a)		$150,000	$163,657
Series 2017-C01, Class 1B1, 6.74%, 07/25/29 (a)		160,000	170,793

Total Collateralized Mortgage Obligations (cost $317,663)			334,450

Corporate Bonds 44.8%
Banks 13.7%
Banco Bilbao Vizcaya Argentaria SA, Reg. S, 7.00%, 02/19/19 (b)	EUR	200,000	224,396
Bank of America Corp.
2.63%, 04/19/21		$500,000	500,511
3.25%, 10/21/27		80,000	76,698
Barclays Bank plc, Reg. S, 6.00%, 01/14/21		210,000	268,514
Barclays plc, 4.38%, 01/12/26		210,000	215,611
BNP Paribas SA, Reg. S, 2.87%, 03/20/26 (a)	EUR	245,000	281,970
Citigroup, Inc., 3.40%, 05/01/26		$440,000	434,157
Fifth Third Bank, 1.63%, 09/27/19		170,000	168,425
HSBC Holdings plc
2.95%, 05/25/21		200,000	202,156
2.65%, 01/05/22		400,000	398,116
Intesa Sanpaolo SpA, 5.71%, 01/15/26 (c)		400,000	393,956
JPMorgan Chase & Co., 2.30%, 08/15/21		525,000	521,635
Mizuho Financial Group, Inc., 2.27%, 09/13/21		200,000	196,518
Royal Bank of Scotland Group plc, 3.88%, 09/12/23		200,000	200,320
Societe Generale SA, 8.00%, 09/29/25 (b)(c)		250,000	269,062
Standard Chartered plc, 7.75%, 04/02/23 (b)(c)		330,000	351,863
US Bancorp, Series J, 5.30%, 04/15/27 (b)		160,000	165,400

			4,869,308

Beverages 0.4%
Anheuser-Busch InBev Finance, Inc., 3.65%, 02/01/26		140,000	142,664

Biotechnology 0.7%
Gilead Sciences, Inc., 2.95%, 03/01/27		250,000	239,775

Corporate Bonds (continued)

	Principal Amount		Market Value

Capital Markets 6.0%
BlackRock, Inc., 3.20%, 03/15/27		$65,000	$65,920
Deutsche Bank AG, 3.38%, 05/12/21		290,000	291,458
Eaton Vance Corp., 3.50%, 04/06/27		110,000	110,617
Goldman Sachs Group, Inc. (The)
3.00%, 04/26/22		300,000	302,386
3.85%, 01/26/27		120,000	121,943
4.75%, 10/21/45		245,000	260,874
Intercontinental Exchange, Inc., 3.75%, 12/01/25		200,000	208,160
Jefferies Group LLC, 4.85%, 01/15/27		310,000	321,942
Morgan Stanley, Series J, 5.55%, 07/15/20 (b)		200,000	209,375
Morgan Stanley, 4.10%, 05/22/23		210,000	217,985

			2,110,660

Chemicals 0.2%
LYB International Finance II BV, 3.50%, 03/02/27		85,000	84,026

Construction & Engineering 0.3%
Tutor Perini Corp., 6.88%, 05/01/25 (c)		85,000	89,250

Consumer Finance 2.4%
FCA Bank SpA, Reg. S, 2.88%, 01/26/18	EUR	210,000	233,534
Ford Motor Credit Co. LLC, 3.34%, 03/18/21		$410,000	415,464
General Motors Financial Co., Inc., 2.40%, 05/09/19		210,000	210,540

			859,538

Diversified Financial Services 0.6%
EDP Finance BV, 5.25%, 01/14/21 (c)		200,000	214,070

Diversified Telecommunication Services 3.1%
AT&T, Inc.
1.70%, 06/01/17		700,000	700,254
4.75%, 05/15/46		150,000	140,507
Frontier Communications Corp., 11.00%, 09/15/25		100,000	96,375
Verizon Communications, Inc., 5.25%, 03/16/37		150,000	155,404

			1,092,540

34

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Amundi World Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value

Electric Utilities 2.0%
Duke Energy Corp., 3.75%, 09/01/46		$250,000	$228,997
Enel SpA, Reg. S, 6.50%, 01/10/74 (a)	EUR	420,000	494,793

			723,790

Electronic Equipment, Instruments & Components 0.3%
Keysight Technologies, Inc., 4.60%, 04/06/27		$115,000	119,495

Hotels, Restaurants & Leisure 1.2%
Hilton Worldwide Finance LLC, 4.63%, 04/01/25 (c)		110,000	113,025
Mohegan Tribal Gaming Authority, 7.88%, 10/15/24 (c)		170,000	174,037
Wyndham Worldwide Corp., 4.50%, 04/01/27		135,000	137,730

			424,792

Industrial Conglomerates 0.6%
General Electric Co., 4.50%, 03/11/44		200,000	218,347

Insurance 2.5%
Allianz SE, Reg. S, 4.75%, 10/24/23 (b)	EUR	200,000	248,928
Aon plc, 3.88%, 12/15/25		$200,000	205,555
Assicurazioni Generali SpA, Reg. S, 5.00%, 06/08/48 (a)	EUR	200,000	227,678
Metropolitan Life Global Funding I, 3.45%, 12/18/26 (c)		$205,000	208,649

			890,810

Media 1.5%
Charter Communications Operating LLC, 3.58%, 07/23/20		210,000	216,993
Omnicom Group, Inc., 3.60%, 04/15/26		200,000	201,535
Viacom, Inc., 3.45%, 10/04/26		130,000	124,891

			543,419

Multi-Utilities 1.4%
Engie SA, Reg. S, 4.75%, 07/10/21 (b)	EUR	200,000	243,239
Sempra Energy, 1.63%, 10/07/19		$250,000	248,010

			491,249

Corporate Bonds (continued)

	Principal Amount		Market Value

Oil, Gas & Consumable Fuels 3.4%
Enbridge, Inc., 4.25%, 12/01/26		$60,000	$62,567
Energy Transfer Partners LP, 2.50%, 06/15/18		400,000	401,798
Hess Corp., 4.30%, 04/01/27		400,000	399,648
Petrobras Global Finance BV, 8.75%, 05/23/26		300,000	349,800

			1,213,813

Pharmaceuticals 0.3%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26		110,000	102,421

Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc., 3.85%, 08/04/46		140,000	135,672
Diamond 1 Finance Corp., 6.02%, 06/15/26 (c)		450,000	494,248
Hewlett Packard Enterprise Co., 4.90%, 10/15/25		200,000	210,150
Seagate HDD Cayman, 4.88%, 03/01/24 (c)		120,000	119,333

			959,403

Thrifts & Mortgage Finance 0.6%
BPCE SA, 5.15%, 07/21/24 (c)		200,000	208,363

Trading Companies & Distributors 0.1%
Aircastle Ltd., 4.13%, 05/01/24		15,000	15,255

Wireless Telecommunication Services 0.8%
Telefonica Europe BV, Reg. S, 6.75%, 11/26/20 (b)	GBP	200,000	280,437

Total Corporate Bonds (cost $15,890,427)			15,893,425

Foreign Government Securities 21.8%
ARGENTINA 0.6%
Republic of Argentina, 6.88%, 01/26/27		$220,000	232,430

BRAZIL 0.6%
Federative Republic of Brazil, 5.63%, 02/21/47		200,000	198,000

CANADA 3.3%
Canada Government Bond, 1.50%, 06/01/26	CAD	1,600,000	1,178,002

35

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Amundi World Bond Fund (Continued)

Foreign Government Securities (continued)

	Principal Amount		Market Value

CROATIA 1.1%
Republic of Croatia, Reg. S, 3.00%, 03/11/25	EUR	350,000	$388,217

FRANCE 3.2%
French Republic
Reg. S, 1.75%, 05/25/23		350,000	419,687
Reg. S, 0.25%, 11/25/26		700,000	725,882

			1,145,569

ITALY 1.2%
Republic of Italy, Reg. S, 2.35%, 09/15/24 (a)(c)(d)		353,945	428,194

MEXICO 4.6%
Petroleos Mexicanos
4.63%, 09/21/23		$200,000	201,160
6.75%, 09/21/47		300,000	304,890
United Mexican States
6.50%, 06/10/21	MXN	14,000,000	729,069
4.15%, 03/28/27		$390,000	400,900

			1,636,019

OMAN 0.6%
Oman Government Bond, 5.38%, 03/08/27 (c)		205,000	213,885

PORTUGAL 3.6%
Portuguese Republic
Reg. S, 2.20%, 10/17/22 (c)	EUR	450,000	495,124
Reg. S, 2.88%, 07/21/26 (c)		380,000	401,679
Reg. S, 4.10%, 02/15/45 (c)		350,000	368,911

			1,265,714

UNITED KINGDOM 3.0%
United Kingdom GILT, Reg. S, 2.00%, 09/07/25	GBP	750,000	1,058,544

Total Foreign Government Securities (cost $7,874,535)			7,744,574

Purchased Options 0.1%

	Number of Contracts

Call Options 0.1%
Euro FX Currency Future, Expires 06/09/17, Strike Price USD 1.09*		10	16,500

Purchased Options (continued)

	Number of Contracts	Market Value

Put Options 0.0%†
British Pound FX Currency Future, Expires 06/09/17, Strike Price USD 126*	14	$2,800

Total Purchased Options (cost $33,600)		19,300

U.S. Treasury Obligations 28.0%

	Principal Amount

U.S. Treasury Bond, 2.25%, 08/15/46	$2,000,000	1,716,876

U.S. Treasury Inflation Linked Note, 0.38%, 07/15/25 (d)	1,400,000	1,450,379

U.S. Treasury Notes
0.63%, 05/31/17 (e)	2,000,000	1,999,860
0.88%, 10/15/17	2,350,000	2,349,267
0.75%, 10/31/18	1,000,000	993,086
1.50%, 08/15/26	1,500,000	1,402,734

Total U.S. Treasury Obligations (cost $10,138,081)		9,912,202

Total Investments (cost $34,254,306) (f) — 95.6%		33,903,951

Other assets in excess of liabilities — 4.4%		1,546,667

NET ASSETS — 100.0%		$35,450,618

*	Denotes a non-income producing security.

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2017. The maturity date represents the actual maturity date.

(b)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2017. The maturity date reflects the next call date.

(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2017 was $4,543,649 which represents 12.82% of net assets.

(d)	Principal amounts are not adjusted for inflation.

36

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Amundi World Bond Fund (Continued)

(e)	Security or a portion of the security was used to cover the margin requirement for futures contracts.

(f)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AG	Stock Corporation

BV	Private Limited Liability Company

FNMA	Federal National Mortgage Association

GILT	Government Index-Linked Treasury

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

plc	Public Limited Company

Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

SA	Stock Company

SE	European Public Limited Liability Company

SpA	Limited Share Company

Currency:

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

MXN	Mexican Peso

At April 30, 2017, the Fund’s open swap contracts were as follows (Note 2):

Centrally cleared credit default swaps on credit indices — buy protection1

Reference Entity	Fixed Annual Rate Paid by Fund	Notional Amount[2]	Implied Credit Spread as of April 30, 2017[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation/ (Depreciation)
Markit CDX North America High Yield Index Series 28	5.00%	$2,000,000	2.282%	06/20/22	$(138,144)	$(25,014)

Centrally cleared credit default swaps on credit indices — sell protection5

Reference Entity	Fixed Annual Rate Received by Fund	Notional Amount[2]	Implied Credit Spread as of April 30, 2017[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation/ (Depreciation)
Markit iTraxx Europe Crossover Index Series 27	5.00%	EUR 2,100,000	2.658%	06/20/22	$218,357	$43,843

CDX Credit Default Swap Index

1	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
3

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative

37

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Amundi World Bond Fund (Continued)

notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
4	Upfront premiums generally related to payments received at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
5	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.

At April 30, 2017, the Fund has $118,856 segregated as collateral with JPMorgan Chase Bank for open credit default swap contracts

At April 30, 2017, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Barclays Bank plc	06/22/17	(943,152)	$(710,000)	$(705,578)	$4,422
Australian Dollar	Barclays Bank plc	06/22/17	(660,000)	(494,430)	(493,751)	679
British Pound	Barclays Bank plc	06/22/17	(960,000)	(1,230,212)	(1,245,265)	(15,053)
Canadian Dollar	Barclays Bank plc	06/22/17	(1,682,695)	(1,250,000)	(1,233,672)	16,328
Chinese Yuan	JPMorgan Chase Bank	06/22/17	(6,221,925)	(900,000)	(898,953)	1,047
Euro	Barclays Bank plc	06/22/17	(6,200,000)	(6,661,469)	(6,771,650)	(110,181)
Japanese Yen	Barclays Bank plc	06/22/17	(184,709,386)	(1,700,000)	(1,660,417)	39,583
Korean Won	Barclays Bank plc	06/16/17	(800,418,500)	(710,000)	(703,773)	6,227
Korean Won	Barclays Bank plc	06/16/17	(605,419,000)	(530,000)	(532,318)	(2,318)
Mexican Peso	Barclays Bank plc	06/22/17	(15,243,024)	(800,000)	(802,694)	(2,694)
New Zealand Dollar	Barclays Bank plc	06/22/17	(2,400,000)	(1,678,231)	(1,645,667)	32,564
Polish Zlotych	Barclays Bank plc	06/22/17	(2,779,547)	(700,000)	(716,183)	(16,183)

Total Short Contracts				$(17,364,342)	$(17,409,921)	$(45,579)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Brazilian Real	Barclays Bank plc	06/19/17	3,350,350	$1,050,000	$1,043,189	$(6,811)
Euro	Barclays Bank plc	06/22/17	160,000	174,072	174,752	680
Euro	Barclays Bank plc	06/22/17	650,000	699,054	709,931	10,877
Euro	Barclays Bank plc	06/22/17	480,000	522,724	524,257	1,533
Indian Rupee	Barclays Bank plc	06/16/17	48,063,000	740,000	742,210	2,210
Mexican Peso	Barclays Bank plc	06/22/17	6,652,748	350,000	350,332	332
Russian Ruble	JPMorgan Chase Bank	06/16/17	20,146,637	350,000	350,221	221
Russian Ruble	Barclays Bank plc	06/16/17	19,976,145	350,000	347,257	(2,743)
Swedish Krona	Barclays Bank plc	06/22/17	6,269,782	700,000	709,815	9,815
Swiss Franc	Barclays Bank plc	06/22/17	69,616	70,000	70,196	196
Turkish Lira	Barclays Bank plc	06/22/17	1,296,070	350,000	359,447	9,447
Turkish Lira	Barclays Bank plc	06/22/17	1,477,519	395,000	409,769	14,769

Total Long Contracts				$5,750,850	$5,791,376	$40,526

38

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Amundi World Bond Fund (Continued)

At April 30, 2017, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
31	Australian 10 Year Bond Future	06/15/17	$3,011,145	$50,115
7	Dollar Index Future	06/19/17	692,286	(19,732)
6	EURO-BOBL Future	06/08/17	861,811	(1,983)
5	Euro-BTP Future	06/08/17	717,359	(3,137)
2	EURO-BUXL 30-Year Bond Future	06/08/17	368,532	1,155
1	Japan 10 Year Bond Treasury Future	06/13/17	1,354,743	6,952
1	U.S. Treasury 5 Year Note	06/30/17	118,406	1,771

			$7,124,282	$35,141

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(9)	Canadian 10 Year Bond Future	06/21/17	$920,142	$(28,481)
(37)	EURO-BUND Future	06/08/17	6,520,397	(8,656)
(8)	EURO-OAT Future	06/08/17	1,305,766	(18,803)
(12)	Long GILT Future	06/28/17	1,993,624	(30,518)
(62)	U.S. Treasury 10 Year Note	06/21/17	7,794,563	(90,380)
(27)	U.S. Treasury 2 Year Note	06/30/17	5,848,453	(12,174)
(10)	U.S. Treasury Long Bond	06/21/17	1,529,688	(28,458)

			$25,912,633	$(217,470)

OAT	French Treasury Bond

The accompanying notes are an integral part of these financial statements.

39

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Amundi World Bond Fund
Assets:
Investments, at value (cost $34,254,306)	$33,903,951
Cash	855,324
Cash pledged for centrally cleared credit default swaps	118,856
Deposits with broker for futures contracts	364,604
Foreign currencies, at value (cost $191,875)	192,182
Interest receivable	266,015
Receivable for investments sold	105,005
Receivable for variation margin on centrally cleared credit default swap contracts	4,212
Unrealized appreciation on forward foreign currency contracts (Note 2)	150,930
Reimbursement from investment adviser (Note 3)	21,614
Prepaid offering costs	20,503
Prepaid expenses	58,539

Total Assets	36,061,735

Liabilities:
Payable for variation margin on futures contracts	354,118
Unrealized depreciation on forward foreign currency contracts (Note 2)	155,983
Accrued expenses and other payables:
Investment advisory fees	15,648
Fund administration fees	26,672
Distribution fees	107
Administrative servicing fees	481
Accounting and transfer agent fees	26,670
Trustee fees	97
Custodian fees	179
Compliance program costs (Note 3)	19
Professional fees	25,705
Printing fees	5,024
Other	414

Total Liabilities	611,117

Net Assets	$35,450,618

Represented by:
Capital	$36,013,160
Accumulated distributions in excess of net investment income	(287,184)
Accumulated net realized gains from investments, futures, forward and foreign currency, and swap transactions	247,803
Net unrealized appreciation/(depreciation) from investments	(350,355)
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(182,329)
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(5,053)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(4,253)
Net unrealized appreciation/(depreciation) from swap contracts (Note 2)	18,829

Net Assets	$35,450,618

40

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Amundi World Bond Fund
Net Assets:
Class A Shares	$118,412
Class C Shares	100,653
Class R6 Shares	35,130,423
Institutional Service Class Shares	101,130

Total	$35,450,618

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	12,041
Class C Shares	10,246
Class R6 Shares	3,571,655
Institutional Service Class Shares	10,282

Total	3,604,224

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.83
Class C Shares (b)	$9.82
Class R6 Shares	$9.84
Institutional Service Class Shares	$9.84
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.06

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

41

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Amundi World Bond Fund
INVESTMENT INCOME:
Interest income	$466,419
Dividend income	1

Total Income	466,420

EXPENSES:
Offering costs	26,699
Investment advisory fees	93,532
Fund administration fees	43,687
Distribution fees Class A	140
Distribution fees Class C	493
Administrative servicing fees Class A	140
Administrative servicing fees Class C	123
Administrative servicing fees Institutional Service Class	123
Registration and filing fees	36,114
Professional fees	21,885
Printing fees	7,514
Trustee fees	493
Custodian fees	681
Accounting and transfer agent fees	21,079
Compliance program costs (Note 3)	80
Other	3,419

Total expenses before expenses reimbursed	256,202

Expenses reimbursed by adviser (Note 3)	(142,491)

Net Expenses	113,711

NET INVESTMENT INCOME	352,709

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(277,456)
Net realized gains from futures transactions (Note 2)	531,412
Net realized gains from forward and foreign currency transactions (Note 2)	346,857
Net realized losses from swap transactions (Note 2)	(2,559)

Net realized gains from investments, futures, forward and foreign currency, and swap transactions	598,254

Net change in unrealized appreciation/(depreciation) from investments	59,640
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(496,167)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(80,198)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	2,232
Net change in unrealized appreciation/(depreciation) from swap contracts (Note 2)	18,602

Net change in unrealized appreciation/(depreciation) from investments, futures contracts, forward foreign currency contracts, translation of assets and liabilities denominated in foreign currencies, and swap contracts	(495,891)

Net realized/unrealized gains from investments, futures, forward and foreign currency transactions, translation of assets and liabilities denominated in foreign currencies, and swap contracts	102,363

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$455,072

The accompanying notes are an integral part of these financial statements.

42

Statements of Changes in Net Assets

	Nationwide Amundi World Bond Fund
	Six Months Ended April 30, 2017 (Unaudited)	Period Ended October 31, 2016 (a)
Operations:
Net investment income	$352,709	$63,713
Net realized gains from investments, futures, forward and foreign currency, and swap transactions	598,254	218,173
Net change in unrealized appreciation/(depreciation) from investments, futures contracts, forward foreign currency contracts, translation of assets and liabilities denominated in foreign currencies, and swap contracts	(495,891)	(27,270)

Change in net assets resulting from operations	455,072	254,616

Distributions to Shareholders From:
Net investment income:
Class A	(2,734)	–
Class C	(1,976)	–
Class R6 (b)	(900,794)	(12,561)
Institutional Service Class	(2,470)	(5)
Net realized gains:
Class A	(1,182)	–
Class C	(1,009)	–
Class R6 (b)	(350,459)	–
Institutional Service Class	(1,010)	–

Change in net assets from shareholder distributions	(1,261,634)	(12,566)

Change in net assets from capital transactions	1,006,334	35,008,796

Change in net assets	199,772	35,250,846

Net Assets:
Beginning of period	35,250,846	–

End of period	$35,450,618	$35,250,846

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(287,184)	$268,081

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$16,975	$100,000
Dividends reinvested	3,213	–
Cost of shares redeemed	–	–

Total Class A Shares	20,188	100,000

Class C Shares
Proceeds from shares issued	–	100,000
Dividends reinvested	2,392	–
Cost of shares redeemed	–	–

Total Class C Shares	2,392	100,000

Class R6 Shares (b)
Proceeds from shares issued	–	34,700,000
Dividends reinvested	981,015	8,793
Cost of shares redeemed	–	–

Total Class R6 Shares	981,015	34,708,793

43

Statements of Changes in Net Assets (Continued)

	Nationwide Amundi World Bond Fund
	Six Months Ended April 30, 2017 (Unaudited)	Period Ended October 31, 2016 (a)
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$–	$99,998
Dividends reinvested	2,739	5
Cost of shares redeemed	–	–

Total Institutional Service Class Shares	2,739	100,003

Change in net assets from capital transactions	$1,006,334	$35,008,796

SHARE TRANSACTIONS:
Class A Shares
Issued	1,711	10,000
Reinvested	330	–
Redeemed	–	–

Total Class A Shares	2,041	10,000

Class C Shares
Issued	–	10,000
Reinvested	246	–
Redeemed	–	–

Total Class C Shares	246	10,000

Class R6 Shares (b)
Issued	–	3,470,000
Reinvested	100,783	872
Redeemed	–	–

Total Class R6 Shares	100,783	3,470,872

Institutional Service Class Shares
Issued	–	10,000
Reinvested	282	–
Redeemed	–	–

Total Institutional Service Class Shares	282	10,000

Total change in shares	103,352	3,500,872

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from September 16, 2016 (commencement of operations) through October 31, 2016.
(b)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

44

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Amundi World Bond Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.07	0.08	0.01	0.09	(0.23)	(0.10)	(0.33)	$9.83	0.98%	$118,412	1.15%	1.55%	1.97%	25.29%
Period Ended October 31, 2016 (g)	$10.00	0.01	0.06	0.07	–	–	–	$10.07	0.70%	$100,665	1.15%	0.94%	2.51%	4.15%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.06	0.04	0.02	0.06	(0.20)	(0.10)	(0.30)	$9.82	0.61%	$100,653	1.90%	0.79%	2.72%	25.29%
Period Ended October 31, 2016 (g)	$10.00	–	0.06	0.06	–	–	–	$10.06	0.60%	$100,570	1.90%	0.19%	3.26%	4.15%

Class R6 Shares (h)
Six Months Ended April 30, 2017 (Unaudited)	$10.07	0.10	0.03	0.13	(0.26)	(0.10)	(0.36)	$9.84	1.34%	$35,130,423	0.65%	2.04%	1.47%	25.29%
Period Ended October 31, 2016 (g)	$10.00	0.02	0.05	0.07	–	–	–	$10.07	0.74%	$34,948,916	0.65%	1.44%	2.01%	4.15%

Institutional Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.07	0.09	0.02	0.11	(0.24)	(0.10)	(0.34)	$9.84	1.21%	$101,130	0.90%	1.79%	1.72%	25.29%
Period Ended October 31, 2016 (g)	$10.00	0.02	0.05	0.07	–	–	–	$10.07	0.70%	$100,695	0.90%	1.19%	2.26%	4.15%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from September 16, 2016 (commencement of operations) through October 31, 2016. Total return is calculated based on inception date of September 15, 2016 through October 31, 2016.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

45

Fund Overview	Nationwide Bailard Emerging Markets Equity Fund

Asset Allocation†

Common Stocks	98.8%
Repurchase Agreement	1.3%
Exchange Traded Fund	0.3%
Investment Company	0.1%
Liabilities in excess of other assets	(0.5)%
100.0%

Top Industries††

Banks	22.5%
Oil, Gas & Consumable Fuels	9.9%
Technology Hardware, Storage & Peripherals	5.9%
Electronic Equipment, Instruments & Components	5.9%
Semiconductors & Semiconductor Equipment	5.7%
Chemicals	4.7%
Internet Software & Services	3.9%
Metals & Mining	3.7%
Automobiles	3.5%
Diversified Financial Services	2.4%
Other Industries*	31.9%
100.0%

Top Holdings††

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.1%
Samsung Electronics Co. Ltd.	3.6%
OTP Bank plc	2.4%
Hon Hai Precision Industry Co. Ltd.	2.2%
Sberbank of Russia PJSC, ADR	2.2%
Credicorp Ltd.	1.9%
China Petroleum & Chemical Corp., Class H	1.9%
Commercial International Bank Egypt SAE (Registered), GDR	1.8%
China Construction Bank Corp., Class H	1.8%
Tencent Holdings Ltd.	1.7%
Other Holdings*	76.4%
100.0%

Top Countries††

China	19.9%
Taiwan	17.5%
Brazil	11.5%
South Korea	8.5%
Russia	6.2%
Turkey	5.4%
Hungary	5.0%
Hong Kong	4.5%
Pakistan	3.4%
Argentina	2.9%
Other Countries*	15.2%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Percentages indicated are based upon total investments as of April 30, 2017.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.

46

Shareholder Expense Example	Nationwide Bailard Emerging Markets Equity Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Bailard Emerging Markets Equity Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	1,093.50	7.06	1.36
	Hypothetical	(a)(b)	1,000.00	1,018.05	6.81	1.36
Class C Shares	Actual	(a)	1,000.00	1,089.20	10.98	2.12
	Hypothetical	(a)(b)	1,000.00	1,014.28	10.59	2.12
Class M Shares	Actual	(a)	1,000.00	1,093.60	5.71	1.10
	Hypothetical	(a)(b)	1,000.00	1,019.34	5.51	1.10
Class R6 Shares(c)	Actual	(a)	1,000.00	1,094.00	5.71	1.10
	Hypothetical	(a)(b)	1,000.00	1,019.34	5.51	1.10
Institutional Service Class Shares	Actual	(a)	1,000.00	1,093.70	6.23	1.20
	Hypothetical	(a)(b)	1,000.00	1,018.84	6.01	1.20

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

47

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund

Common Stocks 98.8%

	Shares	Market Value

ARGENTINA 2.9%
Banks 1.3%
Banco Macro SA, ADR	25,000	$2,143,000

Food Products 0.9%
Adecoagro SA*	130,000	1,441,700

Internet Software & Services 0.7%
MercadoLibre, Inc.	5,000	1,144,550

		4,729,250

BRAZIL 11.6%
Banks 2.3%
Banco Bradesco SA (Preference)*	100,000	1,052,598
Itau Unibanco Holding SA (Preference)	65,000	803,989
Itausa — Investimentos Itau SA (Preference)	650,000	2,025,330

		3,881,917

Capital Markets 0.9%
BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros*	240,000	1,437,406

Chemicals 0.6%
Braskem SA (Preference), Class A	85,000	914,258

Electric Utilities 0.5%
Transmissora Alianca de Energia Eletrica SA	100,000	724,941

Food Products 1.3%
M Dias Branco SA*	60,000	921,158
Sao Martinho SA	200,000	1,121,595

		2,042,753

Health Care Providers & Services 0.7%
Qualicorp SA	150,000	1,068,036

Household Durables 0.6%
MRV Engenharia e Participacoes SA	200,000	1,004,395

Media 0.6%
Smiles SA	45,000	978,813

Metals & Mining 1.2%
Vale SA, ADR*	225,000	1,930,500

Oil, Gas & Consumable Fuels 1.5%
Cosan SA Industria e Comercio	110,000	1,286,086
Petroleo Brasileiro SA, ADR*	130,000	1,171,300

		2,457,386

Road & Rail 0.9%
Rumo SA*	500,000	1,375,215

Water Utilities 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo*	90,000	829,949

		18,645,569

CHINA 20.0%
Automobiles 2.3%
Geely Automobile Holdings Ltd.	1,400,000	1,886,297

Common Stocks (continued)

	Shares	Market Value

CHINA (continued)
Automobiles (continued)
Great Wall Motor Co. Ltd., Class H	1,700,000	$1,841,086

		3,727,383

Banks 4.9%
Agricultural Bank of China Ltd., Class H	5,000,000	2,304,951
China Construction Bank Corp., Class H	3,500,000	2,840,823
China Merchants Bank Co. Ltd., Class H	250,000	647,753
Industrial & Commercial Bank of China Ltd., Class H	3,000,000	1,955,598

		7,749,125

Capital Markets 0.7%
China Everbright Ltd.	500,000	1,142,219

Communications Equipment 2.1%
BYD Electronic International Co. Ltd.	1,000,000	1,526,292
ZTE Corp., Class H	1,000,000	1,926,244

		3,452,536

Construction & Engineering 0.5%
China Railway Group Ltd., Class H	1,000,000	845,764

Diversified Telecommunication Services 0.7%
China Communications Services Corp. Ltd., Class H	2,000,000	1,138,146

Internet Software & Services 3.3%
NetEase, Inc., ADR	9,000	2,388,510
Tencent Holdings Ltd.	90,000	2,820,001

		5,208,511

Machinery 0.6%
Weichai Power Co. Ltd., Class H	600,000	972,212

Oil, Gas & Consumable Fuels 1.9%
China Petroleum & Chemical Corp., Class H	3,700,000	3,004,599

Real Estate Management & Development 1.2%
Country Garden Holdings Co. Ltd.	2,000,000	1,902,101

Textiles, Apparel & Luxury Goods 0.2%
Xtep International Holdings Ltd.	1,000,000	398,229

Transportation Infrastructure 0.6%
Zhejiang Expressway Co. Ltd., Class H	750,000	932,989

Wireless Telecommunication Services 1.0%
China Mobile Ltd.	150,000	1,596,993

		32,070,807

COLOMBIA 2.0%
Banks 1.4%
Bancolombia SA, ADR	55,000	2,171,950

Oil, Gas & Consumable Fuels 0.6%
Ecopetrol SA, ADR (a)	110,000	1,005,400

		3,177,350

48

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

EGYPT 2.2%
Banks 1.8%
Commercial International Bank Egypt SAE (Registered), GDR	700,000	$2,992,500

Wireless Telecommunication Services 0.4%
Global Telecom Holding SAE, GDR* (b)	300,000	586,380

		3,578,880

GREECE 0.7%
Construction Materials 0.2%
Titan Cement Co. SA	12,000	313,190

Diversified Telecommunication Services 0.3%
Hellenic Telecommunications Organization SA	52,000	505,024

Specialty Retail 0.2%
JUMBO SA	16,479	259,992

		1,078,206

HONG KONG 4.6%
Electronic Equipment, Instruments & Components 1.9%
Kingboard Chemical Holdings Ltd.	550,000	1,980,857
Kingboard Laminates Holdings Ltd.	900,000	1,084,721

		3,065,578

Food & Staples Retailing 1.0%
Sun Art Retail Group Ltd.	1,500,000	1,545,376

Paper & Forest Products 1.0%
Lee & Man Paper Manufacturing Ltd.	750,000	587,254
Nine Dragons Paper Holdings Ltd.	1,000,000	1,078,465

		1,665,719

Water Utilities 0.7%
China Water Affairs Group Ltd.	1,600,000	1,069,123

		7,345,796

HUNGARY 5.0%
Banks 2.4%
OTP Bank plc	140,000	3,936,290

Oil, Gas & Consumable Fuels 1.1%
MOL Hungarian Oil & Gas plc	23,000	1,730,230

Pharmaceuticals 1.5%
Richter Gedeon Nyrt.	100,000	2,421,625

		8,088,145

INDIA 2.2%
Automobiles 0.7%
Bajaj Auto Ltd.	25,000	1,112,948

Chemicals 1.1%
UPL Ltd.	150,000	1,879,510

IT Services 0.4%
HCL Technologies Ltd.	45,000	569,307

		3,561,765

Common Stocks (continued)

	Shares	Market Value

PAKISTAN 3.4%
Banks 1.4%
Habib Bank Ltd.	348,700	$917,362
United Bank Ltd.	550,000	1,302,820

		2,220,182

Chemicals 0.8%
Engro Corp. Ltd.	400,000	1,346,265

Construction Materials 0.8%
Lucky Cement Ltd.	150,000	1,262,933

Oil, Gas & Consumable Fuels 0.4%
Pakistan Oilfields Ltd.	150,000	651,592

		5,480,972

PERU 2.6%
Banks 1.9%
Credicorp Ltd.	20,000	3,073,200

Metals & Mining 0.7%
Cia de Minas Buenaventura SAA, ADR	40,000	480,400
Southern Copper Corp.	20,000	707,400

		1,187,800

		4,261,000

RUSSIA 6.2%
Banks 2.2%
Sberbank of Russia PJSC, ADR	300,000	3,567,000

Metals & Mining 1.0%
Severstal PJSC, GDR	120,000	1,639,139

Oil, Gas & Consumable Fuels 3.0%
Gazprom PJSC, ADR	500,000	2,373,399
LUKOIL PJSC, ADR	50,000	2,477,500

		4,850,899

		10,057,038

SINGAPORE 1.4%
Software 1.4%
IGG, Inc. (a)	1,500,000	2,279,874

SOUTH AFRICA 2.4%
Diversified Financial Services 0.6%
FirstRand Ltd.	250,000	932,705

Food & Staples Retailing 0.4%
SPAR Group Ltd. (The)	50,000	673,916

Household Durables 0.4%
Steinhoff International Holdings NV	125,000	635,887

Specialty Retail 0.5%
Super Group Ltd.*	350,000	962,913

Wireless Telecommunication Services 0.5%
Vodacom Group Ltd.	65,000	735,139

		3,940,560

49

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SOUTH KOREA 8.5%
Banks 1.0%
Woori Bank	125,000	$1,639,113

Chemicals 0.7%
Lotte Chemical Corp.	3,500	1,050,683

Electric Utilities 0.3%
Korea Electric Power Corp.	13,000	518,183

Household Durables 0.6%
LG Electronics, Inc.	15,000	910,555

Industrial Conglomerates 0.8%
Hanwha Corp.	35,000	1,227,876

Oil, Gas & Consumable Fuels 0.8%
SK Innovation Co. Ltd.	8,500	1,275,213

Semiconductors & Semiconductor Equipment 0.7%
Dongbu HiTek Co. Ltd.*	65,000	1,204,246

Technology Hardware, Storage & Peripherals 3.6%
Samsung Electronics Co. Ltd.	3,000	5,881,288

		13,707,157

TAIWAN 17.7%
Auto Components 0.6%
Tong Yang Industry Co. Ltd.	600,000	1,018,143

Chemicals 1.5%
Formosa Chemicals & Fibre Corp.	450,000	1,383,743
Grand Pacific Petrochemical	1,500,000	980,926

		2,364,669

Diversified Financial Services 1.9%
Chailease Holding Co. Ltd.	650,000	1,656,008
Fubon Financial Holding Co. Ltd.	850,000	1,330,610

		2,986,618

Diversified Telecommunication Services 0.4%
Chunghwa Telecom Co. Ltd.	200,000	676,533

Electrical Equipment 0.6%
Walsin Lihwa Corp.	2,200,000	986,090

Electronic Equipment, Instruments & Components 4.0%
Hon Hai Precision Industry Co. Ltd.	1,100,000	3,600,479
Merry Electronics Co. Ltd.	350,000	2,071,804
WPG Holdings Ltd.	600,000	760,589

		6,432,872

Insurance 0.6%
China Life Insurance Co. Ltd.	1,000,000	931,111

Real Estate Management & Development 0.8%
Highwealth Construction Corp.	720,000	1,213,723

Semiconductors & Semiconductor Equipment 5.0%
Powertech Technology, Inc.	440,000	1,380,380
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	200,000	6,613,999

		7,994,379

Common Stocks (continued)

	Shares	Market Value

TAIWAN (continued)
Technology Hardware, Storage & Peripherals 2.3%
Lite-On Technology Corp.	1,000,000	$1,744,354
Micro-Star International Co. Ltd.	500,000	1,001,472
Wistron Corp.	1,000,000	944,095

		3,689,921

		28,294,059

TURKEY 5.4%
Automobiles 0.5%
Tofas Turk Otomobil Fabrikasi A/S	100,000	832,640

Banks 2.0%
Turkiye Garanti Bankasi A/S	400,000	1,079,781
Turkiye Is Bankasi, Class C	1,000,000	1,973,534

		3,053,315

Construction & Engineering 0.8%
Tekfen Holding A/S	500,000	1,288,709

Equity Real Estate Investment Trusts (REITs) 0.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	800,000	664,189

Metals & Mining 0.7%
Eregli Demir ve Celik Fabrikalari TAS	650,000	1,190,673

Oil, Gas & Consumable Fuels 0.6%
Tupras Turkiye Petrol Rafinerileri A/S	40,000	1,007,592

Transportation Infrastructure 0.4%
TAV Havalimanlari Holding A/S	150,000	624,751

		8,661,869

Total Common Stocks (cost $137,830,617)		158,958,297

Exchange Traded Fund 0.3%
UNITED STATES 0.3%
iShares MSCI All Peru Capped Fund	15,000	500,400

Total Exchange Traded Fund (cost $448,811)		500,400

Investment Company 0.1%
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 0.65% (c)(d)	182,408	182,408

Total Investment Company (cost $182,408)		182,408

50

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

Repurchase Agreement 1.3%

	Principal Amount	Market Value

Royal Bank of Canada, 0.77%, dated 04/28/17, due 05/01/17, repurchase price $2,102,391, collateralized by U.S. Treasury Notes, ranging from 1.13% - 1.50%, maturing 05/31/20 - 02/28/21; total market value $2,145,162. (c)(e)	$2,102,256	$2,102,256

Total Repurchase Agreement (cost $2,102,256)		2,102,256

Total Investments (cost $140,564,092) (f) — 100.5%		161,743,361

Liabilities in excess of other assets — (0.5)%		(727,069)

NET ASSETS — 100.0%		$161,016,292

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $2,187,436, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $182,408 and $2,102,256 respectively.

(b)	Fair valued security.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2017 was $2,284,664.

(d)	Represents 7-day effective yield as of April 30, 2017.

(e)	Please refer to Note 2(h) for additional information on the joint repurchase agreement.

(f)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.
ADR	American Depositary Receipt

A/S	Minimum Capital Public Traded Company

GDR	Global Depositary Receipt

Ltd.	Limited

NV	Public Traded Company

PJSC	Public Joint Stock Company

plc	Public Limited Company

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT	Real Estate Investment Trust

SA	Stock Company

TAS	Joint Stock Company

The accompanying notes are an integral part of these financial statements.

51

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund
Assets:
Investments, at value* (cost $138,461,836)	$159,641,105
Repurchase agreement, at value (cost $2,102,256)	2,102,256

Total Investments, at value (total cost $140,564,092)	161,743,361

Cash	1,514,458
Foreign currencies, at value (cost $16,801)	16,801
Interest and dividends receivable	217,656
Security lending income receivable	4,118
Receivable for capital shares issued	70,483
Reclaims receivable	1,306
Reimbursement from investment adviser (Note 3)	14,457
Prepaid expenses	58,315

Total Assets	163,640,955

Liabilities:
Payable for capital shares redeemed	33,763
Payable upon return of securities loaned (Note 2)	2,284,664
Payable for capital gain country tax	4,104
Accrued expenses and other payables:
Investment advisory fees	130,767
Fund administration fees	23,399
Distribution fees	114
Accounting and transfer agent fees	3,516
Trustee fees	120
Deferred capital gain country tax	125,526
Compliance program costs (Note 3)	68
Professional fees	13,090
Printing fees	2,914
Other	2,618

Total Liabilities	2,624,663

Net Assets	$161,016,292

Represented by:
Capital	$168,805,855
Accumulated undistributed net investment income	337,337
Accumulated net realized losses from investments and foreign currency transactions	(29,180,389)
Net unrealized appreciation/(depreciation) from investments†	21,053,743
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(254)

Net Assets	$161,016,292

*	Includes value of securities on loan of $2,187,436 (Note 2).
†	Net of $125,526 of deferred capital gain country tax.

52

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund
Net Assets:
Class A Shares	$370,446
Class C Shares	68,551
Class M Shares	34,041,537
Class R6 Shares	126,260,242
Institutional Service Class Shares	275,516

Total	$161,016,292

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	37,928
Class C Shares	7,079
Class M Shares	3,507,646
Class R6 Shares	12,906,183
Institutional Service Class Shares	28,482

Total	16,487,318

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.77
Class C Shares (b)	$9.68
Class M Shares	$9.70
Class R6 Shares	$9.78
Institutional Service Class Shares	$9.67
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.37

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

53

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund
INVESTMENT INCOME:
Dividend income	$1,470,110
Interest income	6,726
Income from securities lending (Note 2)	4,956
Foreign tax withholding	(115,619)

Total Income	1,366,173

EXPENSES:
Investment advisory fees	635,128
Fund administration fees	55,482
Distribution fees Class A	238
Distribution fees Class C	301
Administrative servicing fees Class A	10
Administrative servicing fees Class C	6
Administrative servicing fees Institutional Service Class	133
Registration and filing fees	29,773
Professional fees	19,196
Printing fees	4,732
Trustee fees	1,740
Custodian fees	10,251
Accounting and transfer agent fees	9,455
Compliance program costs (Note 3)	272
Other	4,501

Total expenses before expenses reimbursed	771,218

Expenses reimbursed by adviser (Note 3)	(69,939)

Net Expenses	701,279

NET INVESTMENT INCOME	664,894

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions†	(239,623)
Net realized losses from foreign currency transactions (Note 2)	(53,474)

Net realized losses from investments and foreign currency transactions	(293,097)

Net change in unrealized appreciation/(depreciation) from investments††	11,278,863
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(6,658)

Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	11,272,205

Net realized/unrealized gains from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	10,979,108

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$11,644,002

†	Net of capital gain country taxes of $80,101.
††	Net of increase in deferred capital gain country tax accrual on unrealized depreciation of $64,635.

The accompanying notes are an integral part of these financial statements.

54

Statements of Changes in Net Assets

	Nationwide Bailard Emerging Markets Equity Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$664,894	$2,035,061
Net realized losses from investments and foreign currency transactions	(293,097)	(10,558,696)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	11,272,205	17,200,678

Change in net assets resulting from operations	11,644,002	8,677,043

Distributions to Shareholders From:
Net investment income:
Class A	(1,545)	(388)
Class C	(740)	(103)
Class M	(426,013)	(300,487)
Class R6 (a)	(1,145,735)	(939,564)
Institutional Service Class	(3,030)	(455)

Change in net assets from shareholder distributions	(1,577,063)	(1,240,997)

Change in net assets from capital transactions	36,319,261	(4,610,537)

Change in net assets	46,386,200	2,825,509

Net Assets:
Beginning of period	114,630,092	111,804,583

End of period	$161,016,292	$114,630,092

Accumulated undistributed net investment income at end of period	$337,337	$1,249,506

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$340,754	$35,675
Dividends reinvested	1,545	388
Cost of shares redeemed	(52,978)	(18,581)

Total Class A Shares	289,321	17,482

Class C Shares
Proceeds from shares issued	18,444	25,072
Dividends reinvested	740	103
Cost of shares redeemed	(203)	(100)

Total Class C Shares	18,981	25,075

Class M Shares
Proceeds from shares issued	1,525,802	3,747,526
Dividends reinvested	310,790	213,961
Cost of shares redeemed	(645,375)	(2,885,210)

Total Class M Shares	1,191,217	1,076,277

Class R6 Shares (a)
Proceeds from shares issued	43,113,129	8,905,162
Dividends reinvested	1,145,735	939,564
Cost of shares redeemed	(9,482,216)	(15,749,919)

Total Class R6 Shares	34,776,648	(5,905,193)

55

Statements of Changes in Net Assets (Continued)

	Nationwide Bailard Emerging Markets Equity Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$293,914	$272,875
Dividends reinvested	3,030	455
Cost of shares redeemed	(253,850)	(97,508)

Total Institutional Service Class Shares	43,094	175,822

Change in net assets from capital transactions	$36,319,261	$(4,610,537)

SHARE TRANSACTIONS:
Class A Shares
Issued	36,114	4,103
Reinvested	181	49
Redeemed	(5,650)	(2,186)

Total Class A Shares	30,645	1,966

Class C Shares
Issued	2,141	2,971
Reinvested	87	13
Redeemed	(22)	(11)

Total Class C Shares	2,206	2,973

Class M Shares
Issued	169,273	460,419
Reinvested	36,607	26,845
Redeemed	(74,353)	(363,066)

Total Class M Shares	131,527	124,198

Class R6 Shares (a)
Issued	4,547,453	1,118,710
Reinvested	133,847	117,064
Redeemed	(1,029,209)	(1,844,546)

Total Class R6 Shares	3,652,091	(608,772)

Institutional Service Class Shares
Issued	31,614	32,008
Reinvested	358	55
Redeemed	(27,260)	(11,016)

Total Institutional Service Class Shares	4,712	21,047

Total change in shares	3,821,181	(458,588)

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

56

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Bailard Emerging Markets Equity Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$9.06	0.03	0.80	0.83	(0.12)	(0.12)	$9.77	9.35%		$370,446	1.36%	0.72%		1.47%	27.34%
Year Ended October 31, 2016	$8.53	0.12	0.48	0.60	(0.07)	(0.07)	$9.06	7.18%		$66,011	1.37%	1.44%		1.51%	96.21%
Year Ended October 31, 2015	$10.56	0.19	(2.06)	(1.87)	(0.16)	(0.16)	$8.53	(17.83%	)	$45,353	1.37%	1.97%		1.67%	146.69%
Period Ended October 31, 2014 (g)	$10.00	0.10	0.46	0.56	–	–	$10.56	5.60%		$22,922	1.60%	1.54%		2.63%	64.00%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$9.00	–	0.79	0.79	(0.11)	(0.11)	$9.68	8.92%		$68,551	2.12%	(0.01%	)	2.23%	27.34%
Year Ended October 31, 2016	$8.52	0.07	0.46	0.53	(0.05)	(0.05)	$9.00	6.37%		$43,871	2.08%	0.86%		2.21%	96.21%
Year Ended October 31, 2015	$10.52	0.03	(1.96)	(1.93)	(0.07)	(0.07)	$8.52	(18.42%	)	$16,183	2.09%	0.35%		2.51%	146.69%
Period Ended October 31, 2014 (g)	$10.00	0.07	0.45	0.52	–	–	$10.52	5.20%		$10,518	2.34%	1.15%		3.38%	64.00%

Class M Shares
Six Months Ended April 30, 2017 (Unaudited)	$9.00	0.04	0.79	0.83	(0.13)	(0.13)	$9.70	9.36%		$34,041,537	1.10%	0.98%		1.21%	27.34%
Year Ended October 31, 2016	$8.47	0.15	0.47	0.62	(0.09)	(0.09)	$9.00	7.49%		$30,377,350	1.10%	1.81%		1.24%	96.21%
Year Ended October 31, 2015	$10.59	0.15	(2.00)	(1.85)	(0.27)	(0.27)	$8.47	(17.54%	)	$27,536,136	1.10%	1.48%		1.56%	146.69%
Period Ended October 31, 2014 (g)	$10.00	0.15	0.44	0.59	–	–	$10.59	5.90%		$33,826,891	1.10%	2.42%		1.92%	64.00%

Class R6 Shares (h)
Six Months Ended April 30, 2017 (Unaudited)	$9.07	0.05	0.79	0.84	(0.13)	(0.13)	$9.78	9.40%		$126,260,242	1.10%	1.07%		1.21%	27.34%
Year Ended October 31, 2016	$8.54	0.15	0.47	0.62	(0.09)	(0.09)	$9.07	7.44%		$83,929,637	1.10%	1.83%		1.24%	96.21%
Year Ended October 31, 2015	$10.59	0.26	(2.10)	(1.84)	(0.21)	(0.21)	$8.54	(17.52%	)	$84,183,900	1.10%	2.76%		1.21%	146.69%
Period Ended October 31, 2014 (g)	$10.00	0.15	0.44	0.59	–	–	$10.59	5.90%		$1,017,059	1.10%	2.39%		2.14%	64.00%

Institutional Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$8.97	0.05	0.77	0.82	(0.12)	(0.12)	$9.67	9.37%		$275,516	1.20%	1.04%		1.31%	27.34%
Year Ended October 31, 2016	$8.45	0.14	0.47	0.61	(0.09)	(0.09)	$8.97	7.41%		$213,223	1.17%	1.61%		1.30%	96.21%
Year Ended October 31, 2015	$10.58	0.17	(2.01)	(1.84)	(0.29)	(0.29)	$8.45	(17.57%	)	$23,011	1.06%	1.75%		1.46%	146.69%
Period Ended October 31, 2014 (g)	$10.00	0.14	0.44	0.58	–	–	$10.58	5.80%		$20,328	1.35%	2.19%		2.25%	64.00%

Amounts	designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from April 1, 2014 (commencement of operations) through October 31, 2014. Total return is calculated based on inception date of March 31, 2014 through October 31, 2014.
(h)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

57

Fund Overview	Nationwide Bailard International Equities Fund

Asset Allocation†

Common Stocks	97.1%
Repurchase Agreement	2.2%
Investment Company	0.2%
Forward Foreign Currency Contracts	(0.1)%
Other assets in excess of liabilities	0.6%
100.0%

Top Holdings††

GlaxoSmithKline plc	1.9%
Reckitt Benckiser Group plc	1.6%
Royal Dutch Shell plc, Class B	1.4%
Siemens AG	1.2%
HSBC Holdings plc	1.2%
OTP Bank plc	1.2%
Mondi plc	1.1%
Unilever plc	1.1%
Banco Santander SA	1.0%
Mixi, Inc.	1.0%
Other Holdings*	87.3%
100.0%

Top Industries††

Banks	15.9%
Oil, Gas & Consumable Fuels	6.8%
Insurance	5.1%
Chemicals	4.4%
Metals & Mining	4.2%
Pharmaceuticals	4.1%
Auto Components	3.6%
Construction & Engineering	3.6%
Automobiles	3.1%
Diversified Telecommunication Services	2.6%
Other Industries*	46.6%
100.0%

Top Countries††

United Kingdom	18.5%
Japan	18.2%
Germany	10.4%
Spain	5.9%
France	5.1%
Canada	4.3%
Switzerland	4.1%
Taiwan	3.1%
Finland	3.0%
Austria	2.9%
Other Countries*	24.5%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Percentages indicated are based upon total investments as of April 30, 2017.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.

58

Shareholder Expense Example	Nationwide Bailard International Equities Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Bailard International Equities Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	1,083.80	6.25	1.21
	Hypothetical	(a)(b)	1,000.00	1,018.79	6.06	1.21
Class C Shares	Actual	(a)	1,000.00	1,079.90	10.16	1.97
	Hypothetical	(a)(b)	1,000.00	1,015.03	9.84	1.97
Class M Shares	Actual	(a)	1,000.00	1,084.80	4.39	0.85
	Hypothetical	(a)(b)	1,000.00	1,020.58	4.26	0.85
Class R6 Shares(c)	Actual	(a)	1,000.00	1,084.80	4.39	0.85
	Hypothetical	(a)(b)	1,000.00	1,020.58	4.26	0.85
Institutional Service Class Shares	Actual	(a)	1,000.00	1,084.70	5.01	0.97
	Hypothetical	(a)(b)	1,000.00	1,019.98	4.86	0.97

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

59

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Bailard International Equities Fund

Common Stocks 97.1%

	Shares	Market Value

ARGENTINA 1.5%
Banks 0.9%
Banco Macro SA, ADR	42,000	$3,600,240

Food Products 0.3%
Adecoagro SA*	130,000	1,441,700

Internet Software & Services 0.3%
MercadoLibre, Inc.	6,000	1,373,460

		6,415,400

AUSTRIA 2.9%
Banks 0.8%
Erste Group Bank AG*	60,000	2,148,230
Raiffeisen Bank International AG*	50,000	1,139,811

		3,288,041

Chemicals 0.8%
Lenzing AG	18,000	3,356,787

Oil, Gas & Consumable Fuels 0.8%
OMV AG	75,000	3,454,586

Real Estate Management & Development 0.5%
BUWOG AG*	70,000	1,890,426

		11,989,840

BRAZIL 2.9%
Banks 0.5%
Itausa — Investimentos Itau SA (Preference)	700,000	2,181,124

Capital Markets 0.5%
BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros*	320,000	1,916,542

Household Durables 0.3%
MRV Engenharia e Participacoes SA	250,000	1,255,494

Media 0.3%
Smiles SA	50,000	1,087,570

Metals & Mining 0.3%
Vale SA, ADR*	150,000	1,287,000

Oil, Gas & Consumable Fuels 0.3%
Cosan SA Industria e Comercio	120,000	1,403,002

Road & Rail 0.4%
Rumo SA*	600,000	1,650,258

Water Utilities 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo*	125,000	1,152,707

		11,933,697

CANADA 4.3%
Banks 1.5%
Canadian Imperial Bank of Commerce	25,000	2,019,157
Royal Bank of Canada	30,000	2,054,210
Toronto-Dominion Bank (The)	41,000	1,929,182

		6,002,549

Common Stocks (continued)

	Shares	Market Value

CANADA (continued)
Diversified Telecommunication Services 0.3%
BCE, Inc.	25,000	$1,138,237

Food & Staples Retailing 0.2%
Metro, Inc.	25,000	856,745

Media 0.4%
Quebecor, Inc., Class B	60,000	1,831,581

Metals & Mining 0.5%
Hudbay Minerals, Inc.	200,000	1,194,095
Kinross Gold Corp.*	300,000	1,043,918

		2,238,013

Oil, Gas & Consumable Fuels 0.7%
Enbridge Income Fund Holdings, Inc.	30,000	736,237
Enerplus Corp.	325,000	2,345,152

		3,081,389

Thrifts & Mortgage Finance 0.3%
Genworth MI Canada, Inc.	50,000	1,241,713

Trading Companies & Distributors 0.4%
Russel Metals, Inc.	80,000	1,534,303

		17,924,530

CHINA 0.7%
Banks 0.7%
BOC Hong Kong Holdings Ltd.	700,000	2,876,676

COLOMBIA 1.2%
Banks 0.8%
Bancolombia SA, ADR	85,000	3,356,650

Oil, Gas & Consumable Fuels 0.4%
Ecopetrol SA, ADR (a)	175,000	1,599,500

		4,956,150

EGYPT 0.9%
Banks 0.9%
Commercial International Bank Egypt SAE, GDR (Registered)	900,000	3,847,500

FINLAND 3.0%
Diversified Telecommunication Services 0.2%
Elisa OYJ	30,000	1,020,209

Insurance 0.6%
Sampo OYJ, Class A (a)	50,000	2,392,880

Machinery 0.8%
Cargotec OYJ, Class B	30,000	1,787,537
Valmet OYJ	80,000	1,457,196

		3,244,733

Metals & Mining 0.3%
Outokumpu OYJ	150,000	1,436,398

Oil, Gas & Consumable Fuels 0.3%
Neste OYJ (a)	32,000	1,303,974

60

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

FINLAND (continued)
Paper & Forest Products 0.8%
UPM-Kymmene OYJ	120,000	$3,161,604

		12,559,798

FRANCE 5.1%
Aerospace & Defense 0.6%
Thales SA	25,000	2,627,662

Auto Components 1.2%
Faurecia	30,000	1,466,194
Valeo SA	45,000	3,238,205

		4,704,399

Automobiles 0.6%
Peugeot SA*	125,000	2,620,703

Banks 0.8%
Societe Generale SA	60,000	3,289,963

Construction & Engineering 0.4%
Bouygues SA* (a)	40,000	1,681,356

Electrical Equipment 0.3%
Nexans SA	20,000	1,111,838

Insurance 0.7%
SCOR SE* (a)	75,000	2,966,774

IT Services 0.5%
Atos SE	15,000	1,964,780

		20,967,475

GERMANY 10.3%
Air Freight & Logistics 0.8%
Deutsche Post AG (Registered)	90,000	3,234,944

Auto Components 1.0%
Continental AG	10,000	2,239,974
Schaeffler AG (Preference)	120,000	2,069,707

		4,309,681

Chemicals 1.6%
BASF SE	20,000	1,948,380
Covestro AG (b)	40,000	3,117,257
Evonik Industries AG	50,000	1,669,500

		6,735,137

Food & Staples Retailing 0.3%
METRO AG	40,000	1,316,374

Independent Power and Renewable Electricity Producers 0.5%
Uniper SE*	120,000	1,969,456

Industrial Conglomerates 1.2%
Siemens AG (Registered)	35,000	5,020,504

Insurance 1.5%
Allianz SE (Registered)	20,000	3,807,555
Hannover Rueck SE	20,000	2,399,284

		6,206,839

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Media 0.2%
ProSiebenSat.1 Media SE	20,000	$848,993

Pharmaceuticals 0.9%
Bayer AG (Registered)	30,000	3,711,995

Real Estate Management & Development 0.3%
Vonovia SE	40,000	1,448,168

Semiconductors & Semiconductor Equipment 1.0%
Infineon Technologies AG	200,000	4,133,913

Textiles, Apparel & Luxury Goods 0.5%
adidas AG	10,000	2,004,887

Wireless Telecommunication Services 0.5%
Freenet AG	60,000	1,883,000

		42,823,891

GREECE 0.3%
Diversified Telecommunication Services 0.2%
Hellenic Telecommunications Organization SA	100,000	971,199

Specialty Retail 0.1%
JUMBO SA	20,600	325,010

		1,296,209

HONG KONG 1.7%
Auto Components 0.4%
Xinyi Glass Holdings Ltd.	2,000,000	1,772,265

Food Products 0.5%
WH Group Ltd. (b)	2,250,000	2,007,346

Real Estate Management & Development 0.8%
New World Development Co. Ltd.	1,350,000	1,678,736
Sun Hung Kai Properties Ltd.	100,000	1,498,501

		3,177,237

		6,956,848

HUNGARY 2.1%
Banks 1.1%
OTP Bank plc	170,000	4,779,780

Oil, Gas & Consumable Fuels 0.5%
MOL Hungarian Oil & Gas plc	25,000	1,880,685

Pharmaceuticals 0.5%
Richter Gedeon Nyrt.	90,000	2,179,463

		8,839,928

JAPAN 18.0%
Airlines 0.5%
Japan Airlines Co. Ltd.	70,000	2,210,697

Auto Components 1.0%
Bridgestone Corp.	60,000	2,502,677
Toyota Boshoku Corp.	70,000	1,481,179

		3,983,856

61

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Automobiles 2.4%
Mazda Motor Corp.	160,000	$2,363,565
Subaru Corp.	85,000	3,222,529
Suzuki Motor Corp.	50,000	2,090,149
Toyota Motor Corp.	50,000	2,706,040

		10,382,283

Banks 1.9%
Aozora Bank Ltd.	300,000	1,093,113
Mizuho Financial Group, Inc.	1,500,000	2,741,895
Resona Holdings, Inc.	300,000	1,667,757
Sumitomo Mitsui Financial Group, Inc.	60,000	2,227,838

		7,730,603

Beverages 0.5%
Kirin Holdings Co. Ltd.	100,000	1,946,773

Building Products 0.6%
Asahi Glass Co. Ltd.	150,000	1,299,684
Nichias Corp.	120,000	1,224,937

		2,524,621

Capital Markets 0.3%
SBI Holdings, Inc.	75,000	1,040,411

Chemicals 1.0%
DIC Corp.	30,000	1,067,902
Teijin Ltd.	150,000	2,906,307

		3,974,209

Construction & Engineering 1.0%
Kajima Corp.	425,000	2,885,842
Tokyu Construction Co. Ltd.	150,000	1,223,450

		4,109,292

Diversified Financial Services 0.3%
ORIX Corp.	80,000	1,222,619

Diversified Telecommunication Services 0.8%
Nippon Telegraph & Telephone Corp.	80,000	3,428,452

Electric Utilities 0.6%
Chubu Electric Power Co., Inc.	100,000	1,342,694
Tohoku Electric Power Co., Inc.	90,000	1,199,867

		2,542,561

Food Products 0.3%
Nippon Suisan Kaisha Ltd.	300,000	1,448,268

Health Care Equipment & Supplies 0.6%
Hoya Corp.	50,000	2,389,639

Hotels, Restaurants & Leisure 0.3%
Round One Corp.	150,000	1,281,079

Insurance 0.2%
MS&AD Insurance Group Holdings, Inc.	30,000	978,122

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Internet Software & Services 1.0%
Mixi, Inc.	75,000	$4,160,566

IT Services 0.5%
Itochu Techno-Solutions Corp.	70,000	2,038,047

Machinery 0.5%
JTEKT Corp.	125,000	1,971,746

Oil, Gas & Consumable Fuels 0.6%
JXTG Holdings, Inc.	510,000	2,301,137

Pharmaceuticals 0.3%
Daiichi Sankyo Co. Ltd.	50,000	1,111,192

Professional Services 0.3%
Meitec Corp.	30,000	1,296,698

Real Estate Management & Development 0.3%
Nomura Real Estate Holdings, Inc.	75,000	1,268,568

Road & Rail 0.4%
Sankyu, Inc.	240,000	1,524,214

Specialty Retail 0.2%
Adastria Co. Ltd.	40,000	993,444

Technology Hardware, Storage & Peripherals 0.6%
Seiko Epson Corp.	120,000	2,457,993

Trading Companies & Distributors 0.6%
Sumitomo Corp.	200,000	2,672,667

Wireless Telecommunication Services 0.4%
NTT DOCOMO, Inc.	60,000	1,451,825

		74,441,582

LUXEMBOURG 0.3%
Metals & Mining 0.3%
ArcelorMittal*	170,000	1,335,919

NETHERLANDS 1.4%
Oil, Gas & Consumable Fuels 1.4%
Royal Dutch Shell plc, Class B	220,000	5,853,535

NORWAY 1.6%
Banks 0.6%
DNB ASA	170,000	2,653,074

Diversified Telecommunication Services 0.5%
Telenor ASA	122,000	1,970,742

Food Products 0.5%
Salmar ASA	90,000	2,135,477

		6,759,293

PAKISTAN 1.0%
Banks 0.4%
United Bank Ltd.	800,000	1,895,012

Chemicals 0.4%
Engro Corp. Ltd.	500,000	1,682,831

62

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

PAKISTAN (continued)
Oil, Gas & Consumable Fuels 0.2%
Pakistan Petroleum Ltd.	450,000	$681,702

		4,259,545

RUSSIA 1.7%
Banks 0.6%
Sberbank of Russia PJSC, ADR	200,000	2,384,364

Metals & Mining 0.3%
Severstal PJSC, GDR	80,000	1,092,759

Oil, Gas & Consumable Fuels 0.8%
Gazprom PJSC, ADR	240,000	1,139,413
LUKOIL PJSC, ADR	50,000	2,477,500

		3,616,913

		7,094,036

SOUTH AFRICA 1.1%
Paper & Forest Products 1.1%
Mondi plc	175,000	4,527,504

SPAIN 5.9%
Banks 2.0%
Banco Santander SA	650,000	4,236,003
CaixaBank SA	800,000	3,632,354

		7,868,357

Construction & Engineering 0.7%
ACS Actividades de Construccion y Servicios SA	75,000	2,778,793

Diversified Telecommunication Services 0.5%
Telefonica SA	200,000	2,211,991

Electric Utilities 0.9%
Endesa SA	50,000	1,177,658
Iberdrola SA	240,000	1,725,305
Red Electrica Corp. SA	52,000	1,013,435

		3,916,398

Electrical Equipment 0.4%
Gamesa Corp. Tecnologica SA	75,000	1,617,506

Insurance 0.3%
Mapfre SA	400,000	1,395,227

IT Services 0.4%
Amadeus IT Group SA	32,000	1,727,017

Oil, Gas & Consumable Fuels 0.7%
Repsol SA	175,000	2,762,085

		24,277,374

SWEDEN 2.1%
Aerospace & Defense 0.5%
Saab AB, Class B	40,000	1,982,072

Banks 0.3%
Swedbank AB, Class A	60,000	1,422,002

Common Stocks (continued)

	Shares	Market Value

SWEDEN (continued)
Commercial Services & Supplies 0.5%
Intrum Justitia AB	50,000	$1,986,212

Food & Staples Retailing 0.2%
ICA Gruppen AB (a)	30,000	1,023,786

Household Durables 0.3%
Electrolux AB Series B	40,000	1,187,083

Metals & Mining 0.3%
Boliden AB	40,000	1,142,732

		8,743,887

SWITZERLAND 4.1%
Chemicals 0.3%
Sika AG	200	1,276,473

Commercial Services & Supplies 0.3%
IWG plc	300,000	1,261,835

Insurance 0.6%
Swiss Life Holding AG (Registered)*	8,000	2,603,505

Life Sciences Tools & Services 0.9%
Lonza Group AG (Registered)*	19,000	3,887,593

Metals & Mining 0.5%
Glencore plc*	500,000	1,965,072

Specialty Retail 0.5%
Valora Holding AG (Registered)	6,000	2,059,296

Technology Hardware, Storage & Peripherals 1.0%
Logitech International SA (Registered)	120,000	4,010,547

		17,064,321

TAIWAN 3.1%
Chemicals 0.3%
Formosa Chemicals & Fibre Corp.	350,000	1,076,245

Diversified Financial Services 0.4%
Fubon Financial Holding Co. Ltd.	1,020,000	1,596,732

Electronic Equipment, Instruments & Components 0.6%
Merry Electronics Co. Ltd.	415,000	2,456,567

Real Estate Management & Development 0.3%
Highwealth Construction Corp.	700,000	1,180,008

Semiconductors & Semiconductor Equipment 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	70,000	2,314,900

Technology Hardware, Storage & Peripherals 0.9%
Lite-On Technology Corp.	1,020,000	1,779,243
Micro-Star International Co. Ltd.	550,000	1,101,619
Primax Electronics Ltd.	700,000	1,166,724

		4,047,586

		12,672,038

63

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

TURKEY 1.5%
Banks 0.9%
Turkiye Is Bankasi, Class C	1,800,000	$3,552,362

Construction & Engineering 0.6%
Tekfen Holding A/S	1,000,000	2,577,418

		6,129,780

UNITED KINGDOM 18.4%
Banks 1.2%
HSBC Holdings plc	600,000	4,947,795

Beverages 0.4%
Fevertree Drinks plc	70,000	1,475,031

Capital Markets 0.7%
3i Group plc	300,000	3,083,112

Construction & Engineering 0.9%
Galliford Try plc	52,000	969,148
Kier Group plc	150,000	2,599,978

		3,569,126

Energy Equipment & Services 1.1%
Petrofac Ltd.	90,000	948,512
Subsea 7 SA	220,000	3,625,521

		4,574,033

Hotels, Restaurants & Leisure 0.8%
InterContinental Hotels Group plc	40,000	2,120,085
Ladbrokes Coral Group plc (a)	750,000	1,271,450

		3,391,535

Household Durables 0.4%
Persimmon plc	50,000	1,508,656

Household Products 1.6%
Reckitt Benckiser Group plc	70,000	6,449,628

Insurance 1.1%
Admiral Group plc	40,000	1,041,628
Beazley plc	350,000	1,993,991
Direct Line Insurance Group plc	372,000	1,681,027

		4,716,646

Internet & Direct Marketing Retail 0.5%
boohoo.com plc*	900,000	2,198,554

Metals & Mining 1.6%
Anglo American plc*	200,000	2,863,492
Rio Tinto plc	100,000	3,945,024

		6,808,516

Multi-Utilities 0.4%
Centrica plc	700,000	1,793,716

Personal Products 1.1%
Unilever plc	85,000	4,373,108

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Pharmaceuticals 2.5%
GlaxoSmithKline plc	400,000	$8,051,147
Indivior plc	450,000	1,953,226

		10,004,373

Professional Services 0.8%
RELX plc	165,000	3,345,330

Software 1.3%
Micro Focus International plc	62,332	2,088,432
Sage Group plc (The)	400,000	3,472,043

		5,560,475

Specialty Retail 0.7%
WH Smith plc	120,000	2,748,387

Tobacco 1.3%
British American Tobacco plc	30,000	2,026,901
Imperial Brands plc	65,000	3,183,268

		5,210,169

		75,758,190

Total Common Stocks (cost $343,148,941)		402,304,946

Investment Company 0.2%
Money Market Fund 0.2%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 0.65%, (c)(d)	800,853	800,853

Total Investment Company (cost $800,853)		800,853

Repurchase Agreement 2.2%

	Principal Amount

Royal Bank of Canada, 0.77%, Dated 04/28/17, due 05/01/17, repurchase price $9,230,431, collateralized by U.S. Treasury notes,ranging from 1.13% - 1.50%, maturing 05/31/20 - 02/28/21; total market value $9,418,214. (d)(e)	$9,229,839	9,229,839

Total Repurchase Agreement (cost $9,229,839)		9,229,839

Total Investments (cost $353,179,633) (f) — 99.5%		412,335,638

Other assets in excess of liabilities — 0.5%		1,927,325

NET ASSETS — 100.0%		$414,262,963

64

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $9,484,937, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $800,853 and $9,229,839 respectively.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2017 was $5,124,603 which represents 1.24% of net assets.

(c)	Represents 7-day effective yield as of April 30, 2017.

(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2017 was $10,030,692.

(e)	Please refer to Note 2(h) for additional information on the joint repurchase agreement.

(f)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.
AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

ASA	Stock Corporation

GDR	Global Depositary Receipt

Ltd.	Limited

OYJ	Public Traded Company

PJSC	Public Joint Stock Company

plc	Public Limited Company

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SA	Stock Company

SE	European Public Limited Liability Company

At April 30, 2017, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Brown Brothers Harriman & Co.	06/29/17	(9,500,000)	$(11,959,455)	$(12,325,477)	$(366,022)

The accompanying notes are an integral part of these financial statements.

65

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Bailard International Equities Fund
Assets:
Investments, at value* (cost $343,949,794)	$403,105,799
Repurchase agreement, at value (cost $9,229,839)	9,229,839

Total Investments, at value (total cost $353,179,633)	412,335,638

Cash	9,438,854
Foreign currencies, at value (cost $14,549)	16,387
Interest and dividends receivable	2,069,822
Security lending income receivable	57,957
Receivable for capital shares issued	1,060,979
Reclaims receivable	401,231
Prepaid expenses	55,023

Total Assets	425,435,891

Liabilities:
Payable for capital shares redeemed	374,003
Unrealized depreciation on forward foreign currency contracts (Note 2)	366,022
Payable upon return of securities loaned (Note 2)	10,030,692
Accrued expenses and other payables:
Investment advisory fees	247,102
Fund administration fees	27,548
Distribution fees	6,075
Administrative servicing fees	14,353
Accounting and transfer agent fees	6,407
Trustee fees	957
Deferred capital gain country tax	93,585
Compliance program costs (Note 3)	193
Professional fees	4,656
Printing fees	526
Other	809

Total Liabilities	11,172,928

Net Assets	$414,262,963

Represented by:
Capital	$395,785,406
Accumulated undistributed net investment income	2,408,025
Accumulated net realized losses from investments forward and foreign currency transactions	(42,612,305)
Net unrealized appreciation/(depreciation) from investments†	59,062,420
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(366,022)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(14,561)

Net Assets	$414,262,963

*	Includes value of securities on loan of $9,484,937 (Note 2).
†	Net of $93,585 of deferred capital gain country tax.

66

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Bailard International Equities Fund
Net Assets:
Class A Shares	$12,641,227
Class C Shares	4,513,325
Class M Shares	174,308,926
Class R6 Shares	169,507,930
Institutional Service Class Shares	53,291,555

Total	$414,262,963

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,565,372
Class C Shares	565,621
Class M Shares	21,571,735
Class R6 Shares	20,970,873
Institutional Service Class Shares	6,602,907

Total	51,276,508

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$8.08
Class C Shares (b)	$7.98
Class M Shares	$8.08
Class R6 Shares	$8.08
Institutional Service Class Shares	$8.07
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$8.57

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

67

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Bailard International Equities Fund
INVESTMENT INCOME:
Dividend income	$6,236,709
Income from securities lending (Note 2)	66,958
Interest income	18,326
Foreign tax withholding	(539,687)

Total Income	5,782,306

EXPENSES:
Investment advisory fees	1,401,615
Fund administration fees	81,669
Distribution fees Class A	10,851
Distribution fees Class C	21,092
Administrative servicing fees Class A	4,775
Administrative servicing fees Class C	2,498
Administrative servicing fees Institutional Service Class	28,331
Registration and filing fees	30,921
Professional fees	27,770
Printing fees	9,297
Trustee fees	5,291
Custodian fees	12,818
Accounting and transfer agent fees	18,208
Compliance program costs (Note 3)	820
Other	8,325

Total Expenses	1,664,281

NET INVESTMENT INCOME	4,118,025

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions†	4,193,576
Net realized gains from forward and foreign currency transactions (Note 2)	302,750

Net realized gains from investments forward and foreign currency transactions	4,496,326

Net change in unrealized appreciation/(depreciation) from investments††	24,096,679
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(1,113,749)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	43,529

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	23,026,459

Net realized/unrealized gains from investments, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	27,522,785

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$31,640,810

†	Net of capital gain country taxes of $137,610.
††	Net of increase in deferred capital gain country tax accrual on unrealized depreciation of $45,718.

The accompanying notes are an integral part of these financial statements.

68

Statements of Changes in Net Assets

	Nationwide Bailard International Equities Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$4,118,025	$7,636,869
Net realized gains/(losses) from investments forward and foreign currency transactions	4,496,326	(14,994,724)
Net change in unrealized appreciation/(depreciation) from investments forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	23,026,459	820,574

Change in net assets resulting from operations	31,640,810	(6,537,281)

Distributions to Shareholders From:
Net investment income:
Class A	(115,058)	(145,242)
Class C	(73,192)	(90,848)
Class M	(3,159,289)	(3,930,896)
Class R6 (a)	(2,931,132)	(200,124)
Institutional Service Class	(910,264)	(3,214,348)

Change in net assets from shareholder distributions	(7,188,935)	(7,581,458)

Change in net assets from capital transactions	23,554,750	56,301,141

Change in net assets	48,006,625	42,182,402

Net Assets:
Beginning of period	366,256,338	324,073,936

End of period	$414,262,963	$366,256,338

Accumulated undistributed net investment income at end of period	$2,408,025	$5,478,935

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$7,241,152	$2,871,405
Dividends reinvested	106,926	133,509
Cost of shares redeemed	(1,449,350)	(3,274,636)

Total Class A Shares	5,898,728	(269,722)

Class C Shares
Proceeds from shares issued	973,596	1,235,044
Dividends reinvested	59,013	78,904
Cost of shares redeemed	(1,093,826)	(1,988,462)

Total Class C Shares	(61,217)	(674,514)

Class M Shares
Proceeds from shares issued	5,746,808	13,725,402
Dividends reinvested	2,130,105	2,556,801
Cost of shares redeemed	(5,805,973)	(16,346,255)

Total Class M Shares	2,070,940	(64,052)

Class R6 Shares (a)
Proceeds from shares issued	22,045,558	155,002,568
Dividends reinvested	1,340,613	115,811
Cost of shares redeemed	(9,231,067)	(13,242,926)

Total Class R6 Shares	14,155,104	141,875,453

69

Statements of Changes in Net Assets (Continued)

	Nationwide Bailard International Equities Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$13,467,875	$51,609,008
Dividends reinvested	669,843	1,729,787
Cost of shares redeemed	(12,646,523)	(137,904,819)

Total Institutional Service Class Shares	1,491,195	(84,566,024)

Change in net assets from capital transactions	$23,554,750	$56,301,141

SHARE TRANSACTIONS:
Class A Shares
Issued	944,017	379,252
Reinvested	14,667	17,452
Redeemed	(189,482)	(439,361)

Total Class A Shares	769,202	(42,657)

Class C Shares
Issued	127,771	165,427
Reinvested	8,174	10,355
Redeemed	(144,558)	(264,473)

Total Class C Shares	(8,613)	(88,691)

Class M Shares
Issued	753,157	1,826,948
Reinvested	292,597	334,963
Redeemed	(781,884)	(2,159,930)

Total Class M Shares	263,870	1,981

Class R6 Shares (a)
Issued	2,893,157	20,632,022
Reinvested	184,150	15,103
Redeemed	(1,209,710)	(1,752,314)

Total Class R6 Shares	1,867,597	18,894,811

Institutional Service Class Shares
Issued	1,761,241	6,870,695
Reinvested	92,011	227,006
Redeemed	(1,681,898)	(18,348,224)

Total Institutional Service Class Shares	171,354	(11,250,523)

Total change in shares	3,063,410	7,514,921

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

70

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Bailard International Equities Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$7.60	0.09	0.53	0.62	(0.14)	(0.14)	$8.08	8.38%		$12,641,227	1.21%	2.25%	1.21%	43.96%
Year Ended October 31, 2016	$7.98	0.14	(0.36)	(0.22)	(0.16)	(0.16)	$7.60	(2.73%	)	$6,050,685	1.22%	1.87%	1.22%	84.41%
Year Ended October 31, 2015	$8.22	0.13	(0.02)	0.11	(0.35)	(0.35)	$7.98	1.47%		$6,691,049	1.17%	1.55%	1.17%	98.51%
Period Ended October 31, 2014 (h)	$8.42	0.03	(0.23)	(0.20)	–	–	$8.22	(2.38%	)	$3,011,405	1.23%	1.31%	1.23%	31.09%
Year Ended July 31, 2014	$7.41	0.14	1.03	1.17	(0.16)	(0.16)	$8.42	15.92%		$3,238,747	1.29%	1.69%	1.32%	83.79%
Year Ended July 31, 2013	$6.27	0.14	1.11	1.25	(0.11)	(0.11)	$7.41	20.04%		$4,216,776	1.38%	1.94%	1.58%	97.00%
Year Ended July 31, 2012	$7.45	0.13	(1.15)	(1.02)	(0.16)	(0.16)	$6.27	(13.57%	)	$3,306,852	1.49%	2.04%	1.67%	102.00%
Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$7.52	0.04	0.55	0.59	(0.13)	(0.13)	$7.98	7.99%		$4,513,325	1.97%	1.07%	1.97%	43.96%
Year Ended October 31, 2016	$7.93	0.09	(0.37)	(0.28)	(0.13)	(0.13)	$7.52	(3.49%	)	$4,320,265	1.97%	1.19%	1.97%	84.41%
Year Ended October 31, 2015	$8.15	0.07	(0.02)	0.05	(0.27)	(0.27)	$7.93	0.70%		$5,255,233	1.94%	0.90%	1.94%	98.51%
Period Ended October 31, 2014 (h)	$8.37	0.01	(0.23)	(0.22)	–	–	$8.15	(2.63%	)	$2,056,325	2.03%	0.51%	2.03%	31.09%
Year Ended July 31, 2014	$7.37	0.11	1.00	1.11	(0.11)	(0.11)	$8.37	15.12%		$2,088,816	1.93%	1.31%	1.94%	83.79%
Year Ended July 31, 2013	$6.22	0.09	1.11	1.20	(0.05)	(0.05)	$7.37	19.28%		$1,164,820	2.08%	1.24%	2.08%	97.00%
Year Ended July 31, 2012	$7.37	0.08	(1.13)	(1.05)	(0.10)	(0.10)	$6.22	(14.07%	)	$1,181,621	2.17%	1.36%	2.17%	102.00%
Class M Shares
Six Months Ended April 30, 2017 (Unaudited)	$7.60	0.08	0.55	0.63	(0.15)	(0.15)	$8.08	8.48%		$174,308,926	0.85%	2.22%	0.85%	43.96%
Year Ended October 31, 2016	$7.97	0.17	(0.36)	(0.19)	(0.18)	(0.18)	$7.60	(2.35%	)	$161,881,871	0.86%	2.24%	0.86%	84.41%
Year Ended October 31, 2015	$8.22	0.15	(0.02)	0.13	(0.38)	(0.38)	$7.97	1.82%		$169,724,549	0.86%	1.89%	0.86%	98.51%
Period Ended October 31, 2014 (h)	$8.42	0.03	(0.23)	(0.20)	–	–	$8.22	(2.38%	)	$169,784,066	0.94%	1.60%	0.94%	31.09%
Year Ended July 31, 2014	$7.40	0.18	1.02	1.20	(0.18)	(0.18)	$8.42	16.42%		$172,401,379	0.90%	2.19%	0.90%	83.79%
Year Ended July 31, 2013	$6.26	0.16	1.12	1.28	(0.14)	(0.14)	$7.40	20.53%		$148,561,732	1.08%	2.24%	1.08%	97.00%
Year Ended July 31, 2012	$7.47	0.15	(1.16)	(1.01)	(0.20)	(0.20)	$6.26	(13.28%	)	$123,438,593	1.17%	2.36%	1.17%	102.00%
Class R6 Shares (i)
Six Months Ended April 30, 2017 (Unaudited)	$7.60	0.08	0.55	0.63	(0.15)	(0.15)	$8.08	8.48%		$169,507,930	0.85%	2.24%	0.85%	43.96%
Year Ended October 31, 2016	$7.97	0.18	(0.37)	(0.19)	(0.18)	(0.18)	$7.60	(2.35%	)	$145,180,828	0.86%	2.39%	0.86%	84.41%
Year Ended October 31, 2015	$8.22	0.16	(0.03)	0.13	(0.38)	(0.38)	$7.97	1.82%		$1,660,603	0.85%	2.01%	0.85%	98.51%
Period Ended October 31, 2014 (h)	$8.41	0.03	(0.22)	(0.19)	–	–	$8.22	(2.26%	)	$488,602	0.94%	1.60%	0.94%	31.09%
Period Ended July 31, 2014 (j)	$7.91	0.18	0.50	0.68	(0.18)	(0.18)	$8.41	8.78%		$565,549	0.86%	2.39%	0.86%	83.79%
Institutional Service Class Shares (k)
Six Months Ended April 30, 2017 (Unaudited)	$7.59	0.08	0.55	0.63	(0.15)	(0.15)	$8.07	8.47%		$53,291,555	0.97%	2.10%	0.97%	43.96%
Year Ended October 31, 2016	$7.96	0.16	(0.36)	(0.20)	(0.17)	(0.17)	$7.59	(2.49%	)	$48,822,689	0.98%	2.10%	0.98%	84.41%
Year Ended October 31, 2015	$8.21	0.15	(0.02)	0.13	(0.38)	(0.38)	$7.96	1.74%		$140,742,502	0.93%	1.80%	0.93%	98.51%
Period Ended October 31, 2014 (h)	$8.41	0.03	(0.23)	(0.20)	–	–	$8.21	(2.38%	)	$87,137,595	0.97%	1.57%	0.97%	31.09%
Year Ended July 31, 2014	$7.40	0.17	1.01	1.18	(0.17)	(0.17)	$8.41	16.13%		$85,990,498	1.02%	2.12%	1.04%	83.79%
Year Ended July 31, 2013	$6.26	0.15	1.11	1.26	(0.12)	(0.12)	$7.40	20.34%		$60,530,663	1.21%	2.11%	1.33%	97.00%
Year Ended July 31, 2012	$7.46	0.14	(1.16)	(1.02)	(0.18)	(0.18)	$6.26	(13.35%	)	$62,889,462	1.31%	2.21%	1.42%	102.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.
(k)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

71

Fund Overview	Nationwide Emerging Markets Debt Fund

Asset Allocation†

Foreign Government Securities	69.8%
Corporate Bonds	24.8%
Interest Rate Swaps	0.1%
Short-Term Investment††	0.0%
Forward Foreign Currency Contracts	(0.1)%
Credit Default Swaps	(0.1)%
Other assets in excess of liabilities†††	5.5%
100.0%

Top Industries††††

Oil, Gas & Consumable Fuels	7.4%
Banks	4.4%
Electric Utilities	3.0%
Food Products	2.3%
Metals & Mining	2.2%
Paper & Forest Products	1.6%
Chemicals	1.2%
Real Estate Management & Development	1.1%
Diversified Telecommunication Services	1.0%
Auto Components	0.7%
Other Industries	75.1%
100.0%

Top Holdings††††

United Mexican States, 8.00%, 12/07/23	3.9%
Republic of Poland, 3.25%, 07/25/19	3.6%
Republic of Colombia, 3.50%, 03/10/21	2.8%
Federative Republic of Brazil, 6.00%, 05/15/45	2.8%
Republic of Indonesia, 8.38%, 09/15/26	2.7%
Kingdom of Thailand, 1.25%, 03/12/28	2.7%
Dominican Republic Bond, 16.95%, 02/04/22	2.5%
Arab Republic of Egypt, 5.88%, 06/11/25	2.5%
Republic of Indonesia, 7.88%, 04/15/19	2.3%
Republic of South Africa, 7.00%, 02/28/31	2.3%
Other Holdings	71.9%
100.0%

Top Countries††††

Brazil	10.8%
Indonesia	7.8%
Mexico	6.4%
Poland	4.7%
Argentina	4.2%
Kazakhstan	3.6%
Dominican Republic	3.5%
Russia	3.4%
South Africa	3.3%
Egypt	3.2%
Other Countries	49.1%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Please refer to the Statement of Assets and Liabilities for additional details.

††††	Percentages indicated are based upon total investments as of April 30, 2017.

72

Shareholder Expense Example	Nationwide Emerging Markets Debt Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Emerging Markets Debt Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	1,029.40	5.79	1.15
	Hypothetical	(a)(b)	1,000.00	1,019.09	5.76	1.15
Class C Shares	Actual	(a)	1,000.00	1,025.50	9.54	1.90
	Hypothetical	(a)(b)	1,000.00	1,015.37	9.49	1.90
Class R6 Shares(c)	Actual	(a)	1,000.00	1,030.70	4.53	0.90
	Hypothetical	(a)(b)	1,000.00	1,020.33	4.51	0.90
Institutional Service Class Shares	Actual	(a)	1,000.00	1,030.70	4.53	0.90
	Hypothetical	(a)(b)	1,000.00	1,020.33	4.51	0.90

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

73

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Emerging Markets Debt Fund

Corporate Bonds 24.8%

	Principal Amount		Market Value

Auto Components 0.6%
Nemak SAB de CV, 3.25%, 03/15/24 (a)	EUR	578,000	$638,430

Banks 4.2%
Credit Bank of Moscow Via CBOM Finance plc, Reg. S, 5.88%, 11/07/21		$1,000,000	1,040,000
HDFC Bank Ltd., Reg. S, 3.00%, 03/06/18		1,000,000	1,007,084
Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB, Reg. S, 4.63%, 09/26/22		1,000,000	1,059,198
Shinhan Bank, Reg. S, 3.88%, 03/24/26		625,000	625,374
Woori Bank, Reg. S, 4.75%, 04/30/24		330,000	340,885

			4,072,541

Chemicals 1.1%
Mexichem SAB de CV
Reg. S, 4.88%, 09/19/22		500,000	527,500
Reg. S, 5.88%, 09/17/44		580,000	573,910

			1,101,410

Construction & Engineering 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29 (a)		208,000	222,743

Construction Materials 0.6%
Cemex SAB de CV, 7.75%, 04/16/26		476,000	542,640

Diversified Telecommunication Services 1.0%
Columbus Cable Barbados Ltd., 7.38%, 03/30/21 (a)		900,000	968,625

Electric Utilities 2.8%
Adani Transmission Ltd., 4.00%, 08/03/26 (a)		500,000	490,707
AES Andres BV, Reg. S, 7.95%, 05/11/26		700,000	753,676
AES Argentina Generacion SA, 7.75%, 02/02/24 (a)		1,000,000	1,044,590
Transelec SA, 3.88%, 01/12/29 (a)		500,000	488,750

			2,777,723

Food Products 2.2%
Marfrig Holdings Europe BV, Reg. S, Class B, 6.88%, 06/24/19		1,100,000	1,142,295

Corporate Bonds (continued)

	Principal Amount		Market Value

Food Products (continued)
Minerva Luxembourg SA, 6.50%, 09/20/26 (a)		$1,000,000	$992,490

			2,134,785

Metals & Mining 2.1%
First Quantum Minerals Ltd., 7.25%, 04/01/23 (a)		987,000	1,004,889
Vedanta Resources plc, 6.38%, 07/30/22 (a)		1,000,000	1,013,500

			2,018,389

Oil, Gas & Consumable Fuels 7.0%
KazMunayGas National Co. JSC, 3.88%, 04/19/22 (a)		1,780,000	1,782,577
Petrobras Global Finance BV
6.25%, 03/17/24		1,350,000	1,396,575
8.75%, 05/23/26		1,000,000	1,166,000
Tengizchevroil Finance Co. International Ltd., Reg. S, 4.00%, 08/15/26		1,100,000	1,063,150
Tullow Oil plc, Reg. S, 6.25%, 04/15/22		1,450,000	1,386,461

			6,794,763

Paper & Forest Products 1.5%
Klabin Finance SA Reg. S, 5.25%, 07/16/24		1,450,000	1,466,675

Real Estate Management & Development 1.0%
Shimao Property Holdings Ltd., Reg. S, 8.38%, 02/10/22		900,000	1,002,355

Wireless Telecommunication Services 0.5%
Digicel Group Ltd., Reg. S, 8.25%, 09/30/20		540,000	494,100

Total Corporate Bonds (cost $22,626,328)			24,235,179

Foreign Government Securities 69.8%
ANGOLA 1.5%
Republic of Angola, Reg. S, 9.50%, 11/12/25		1,390,000	1,455,691

ARGENTINA 2.9%
Republic of Argentina
22.75%, 03/05/18	ARS	23,000,000	1,522,346
5.63%, 01/26/22		$1,300,000	1,353,950

			2,876,296

74

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

Foreign Government Securities (continued)

	Principal Amount		Market Value

BRAZIL 3.9%
Federative Republic of Brazil
3650.00%, 01/01/21	BRL	2,400,000	$758,001
10.00%, 01/01/25		1,500,000	466,531
6.00%, 05/15/45 (b)		2,510,000	2,560,015

			3,784,547

COLOMBIA 2.7%
Republic of Colombia, 3.50%, 03/10/21 (b)	COP	7,472,244,000	2,598,268

COSTA RICA 1.6%
Republic of Costa Rica
4.38%, 04/30/25		$1,027,000	980,744
7.16%, 03/12/45		603,000	627,120

			1,607,864

CROATIA 1.6%
Republic of Croatia, Reg. S, 6.00%, 01/26/24		1,400,000	1,558,480

CZECH REPUBLIC 0.9%
Republic of Czech, Reg. S, 0.45%, 10/25/23	CZK	22,000,000	892,553

DOMINICAN REPUBLIC 2.4%
Dominican Republic Bond, 16.95%, 02/04/22 (a)	DOP	90,000,000	2,337,967

EGYPT 3.0%
Arab Republic of Egypt
6.13%, 01/31/22 (a)		$650,000	675,838
Reg. S, 5.88%, 06/11/25		2,300,000	2,269,042

			2,944,880

HONDURAS 2.6%
Republic of Honduras
Reg. S, 7.50%, 03/15/24		1,800,000	1,994,634
6.25%, 01/19/27 (a)		560,000	579,964

			2,574,598

INDONESIA 7.4%
Republic of Indonesia
7.88%, 04/15/19	IDR	28,000,000,000	2,153,200
8.38%, 03/15/24		19,000,000,000	1,529,385
8.38%, 09/15/26		30,228,000,000	2,465,139
6.63%, 05/15/33		15,550,000,000	1,052,154

			7,199,878

ISRAEL 1.1%
Israel Electric Corp. Ltd., Reg. S, 5.00%, 11/12/24 (a)		$950,000	1,025,202

JAMAICA 0.7%
Jamaica Government Bond, 8.00%, 03/15/39		600,000	697,176

Foreign Government Securities (continued)

	Principal Amount		Market Value

JORDAN 2.6%
Hashemite Kingdom of Jordan
Reg. S, 6.13%, 01/29/26		$944,000	$964,391
Reg. S, 5.75%, 01/31/27		1,610,000	1,590,390

			2,554,781

KAZAKHSTAN 0.5%
Republic of Kazakhstan, Reg. S, 4.88%, 10/14/44		513,000	508,317

KUWAIT 2.8%
Kuwait International Government Bond
2.75%, 03/20/22 (a)		1,673,000	1,688,057
3.50%, 03/20/27 (a)		974,000	996,014

			2,684,071

LEBANON 1.5%
Lebanese Republic, Reg. S, 6.00%, 01/27/23		1,442,000	1,473,998

MEXICO 3.7%
United Mexican States, 8.00%, 12/07/23	MXN	65,300,000	3,631,464

MOROCCO 1.5%
Kingdom of Morocco, Reg. S, 4.25%, 12/11/22		$1,405,000	1,461,425

PANAMA 2.0%
Panama Government International Bond
8.88%, 09/30/27		685,000	976,125
9.38%, 04/01/29		666,000	989,010

			1,965,135

PARAGUAY 3.0%
Republic of Paraguay
Reg. S, 4.63%, 01/25/23		2,550,000	2,671,125
4.70%, 03/27/27 (a)		242,000	246,598

			2,917,723

PERU 1.8%
Peruvian Government International Bond
6.35%, 08/12/28 (a)	PEN	3,747,000	1,195,574
Reg. S, 6.95%, 08/12/31		1,716,000	571,339

			1,766,913

POLAND 3.4%
Republic of Poland, 3.25%, 07/25/19	PLN	12,498,000	3,301,377

75

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

Foreign Government Securities (continued)

	Principal Amount		Market Value

RUSSIA 2.2%
Russian Federation, 6.70%, 05/15/19	RUB	125,000,000	$2,143,249

SENEGAL 1.5%
Republic of Senegal, Reg. S, 6.25%, 07/30/24		$1,403,000	1,433,165

SERBIA 2.0%
Republic of Serbia, Reg. S, 7.25%, 09/28/21		1,654,000	1,904,581

SOUTH AFRICA 3.1%
Republic of South Africa
7.00%, 02/28/31	ZAR	34,425,000	$2,146,188
8.50%, 01/31/37		13,500,000	918,045

			3,064,233

THAILAND 2.5%
Kingdom of Thailand, Reg. S, 1.25%, 03/12/28 (b)	THB	91,678,059	2,459,538

UKRAINE 1.4%
Ukraine Government Bond
Reg. S, 7.75%, 09/01/19		$378,000	385,575
Reg. S, 7.75%, 09/01/23		293,000	282,950
Reg. S, 7.75%, 09/01/26		717,000	671,256

			1,339,781

VIETNAM 2.0%
Vietnam Government Bond
Reg. S, 6.75%, 01/29/20		870,000	950,450
Reg. S, 4.80%, 11/19/24		960,000	985,517

			1,935,967

Total Foreign Government Securities (cost $66,553,241)			68,099,118

Short-Term Investment 0.0%†

	Shares

Money Market Fund 0.0%†
Fidelity Investments Prime Portfolio Money Market Fund — Institutional Class, 1.03% (c)		23,895	23,905

Total Short-Term Investment (cost $23,905)			23,905

Total Investments (cost $89,203,474) (d) — 94.6%			92,358,202

Other assets in excess of liabilities — 5.4%			5,280,444

NET ASSETS — 100.0%			$97,638,646

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2017 was $17,392,515 which represents 17.81% of net assets.

(b)	Principal amounts are not adjusted for inflation.

(c)	Represents 7-day effective yield as of April 30, 2017.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

BV	Private Limited Liability Company

Ltd.	Limited

plc	Public Limited Company

Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

SA	Stock Company

SAB de CV	Public Traded Company

Currency:

ARS	Argentina Peso

BRL	Brazilian Real

COP	Colombian Peso

CZK	Czech Republic Koruna

DOP	Dominican Peso

EUR	Euro

IDR	Indonesian Rupiah

MXN	Mexican Peso

PEN	Peru Nuevo Sol

PLN	Poland New Zloty

RUB	Russia Ruble

THB	Thailand Baht

ZAR	South Africa Rand

76

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

At April 30, 2017, the Fund’s open swap contracts were as follows:

Credit default swaps on sovereign issues — buy protection1

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Notional Amount[2]	Implied Credit Spread as of April 30, 2017[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation/ (Depreciation)
Barclays Bank plc	Federation of Malaysia	1.00%	$3,000,000	1.081%	06/20/22	$14,175	$(5,846)
Barclays Bank plc	Federation of Malaysia	1.00	2,000,000	1.081	06/20/22	7,572	(2,020)
HSBC Bank plc	Federation of Malaysia	1.00	2,000,000	1.081	06/20/22	5,679	(127)
HSBC Bank plc	Republic of Turkey	1.00	7,500,000	2.048	06/20/22	476,362	(110,997)

						$503,788	$(118,990)

Credit default swaps on sovereign issues — sell protection5

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Notional Amount[2]	Implied Credit Spread as of April 30, 2017[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation/ (Depreciation)
Barclays Bank plc	Republic of Peru	1.00%	$3,000,000	0.979%	06/20/22	$(7,167)	$13,611
HSBC Bank plc	Republic of Peru	1.00	2,000,000	0.979	06/20/22	(4,781)	9,078
HSBC Bank plc	Republic of Peru	1.00	2,000,000	0.979	06/20/22	(957)	5,253

						$(12,905)	$27,942

1	The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
3	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
4	Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
5	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.

Centrally cleared interest rate Swaps

Payments Received By The Fund	Payments Made By The Fund	Notional Amount		Termination Date	Unrealized Appreciation/ (Depreciation)
Six months BUBOR	1.715%	HUF	3,500,000,000	02/03/2021	$(74,463)

77

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

Interest rate Swaps

Counterparty	Payments Made By The Fund	Payments Received By The Fund	Notional Amount		Termination Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	One-day CLICP	3.970%	CLP	3,050,000,000	11/22/2021	$163,789

BUBOR	Budapest Interbank Offered Rate

CLICP	Chilean Indice Cámara Promedio

CLP	Chilean Peso

HUF	Hungarian Forint

At April 30, 2017, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Brazilian Real	HSBC Bank plc	07/27/17	(6,000,000)	$(1,849,397)	$(1,852,329)	$(2,932)
Chilean Peso	HSBC Bank plc	07/27/17	(2,185,619,087)	(3,327,020)	(3,261,405)	65,615
Columbian Peso	Barclays Bank plc	07/27/17	(4,867,781,477)	(1,643,965)	(1,633,778)	10,187
Euro	HSBC Bank plc	07/27/17	(3,162,198)	(3,382,540)	(3,460,093)	(77,553)
Japanese Yen	HSBC Bank plc	07/27/17	(62,999,400)	(577,409)	(567,199)	10,210
Russian Ruble	JPMorgan Chase Bank	07/27/17	(92,101,546)	(1,587,137)	(1,586,833)	304
Singapore Dollar	Royal Bank of Canada	07/27/17	(838,464)	(601,480)	(600,671)	809
South African Rand	HSBC Bank plc	07/27/17	(10,641,639)	(765,106)	(784,530)	(19,424)

Total Short Contracts				$(13,734,054)	$(13,746,838)	$(12,784)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Columbian Peso	Barclays Bank plc	07/27/17	4,867,781,476	$1,670,481	$1,633,778	$(36,703)
Egyptian Pound	JPMorgan Chase Bank	07/27/17	14,324,836	782,778	780,696	(2,082)
Euro	HSBC Bank plc	07/27/17	1,043,052	1,115,731	1,141,312	25,581
Hungarian Forint	Credit Agricole SA	07/27/17	988,218,349	3,370,035	3,447,466	77,431
Indian Rupee	HSBC Bank plc	07/27/17	280,040,000	4,303,343	4,299,729	(3,614)
Indonesian Rupiah	JPMorgan Chase Bank	07/27/17	21,868,530,757	1,637,172	1,624,132	(13,040)
Israeli New Shekel	Royal Bank of Canada	07/27/17	5,939,793	1,633,387	1,644,837	11,450
Israeli New Shekel	HSBC Bank plc	07/27/17	6,018,509	1,657,398	1,666,634	9,236
Japanese Yen	JPMorgan Chase Bank	07/27/17	62,999,400	580,207	567,199	(13,008)
Kazakhstani Tenge	JPMorgan Chase Bank	07/27/17	783,052,174	2,468,249	2,425,156	(43,093)
Mexican Peso	HSBC Bank plc	07/27/17	15,352,623	813,513	803,923	(9,590)
Peruvian Sol	HSBC Bank plc	07/27/17	11,113,753	3,386,997	3,396,195	9,198
Russian Ruble	JPMorgan Chase Bank	07/27/17	92,101,546	1,612,422	1,586,833	(25,589)
Singapore Dollar	Royal Bank of Canada	07/27/17	5,451,326	3,910,558	3,905,297	(5,261)
South African Rand	JPMorgan Chase Bank	07/27/17	10,641,639	807,010	784,530	(22,480)
Thailand Baht	Barclays Bank plc	07/27/17	116,874,700	3,400,486	3,377,107	(23,379)
Turkish Lira	Barclays Bank plc	07/27/17	9,850,000	2,691,919	2,704,608	12,689

Total Long Contracts				$35,841,686	$35,789,432	$(52,254)

The accompanying notes are an integral part of these financial statements.

78

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Emerging Markets Debt Fund
Assets:
Investments, at value (cost $89,203,474)	$92,358,202
Cash	2,832,103
Foreign currencies, at value (cost $166)	166
Interest and dividends receivable	1,380,669
Receivable for investments sold	2,949,787
Reclaims receivable	22,118
Swaps contracts, at value (Note 2)	563,624
Receivable for variation margin on futures contracts	1
Receivable for variation margin on centrally cleared credit default swap contracts	245,072
Unrealized appreciation on forward foreign currency contracts (Note 2)	232,710
Reimbursement from investment adviser (Note 3)	5,319
Receivable for capital gain country tax	21,530
Prepaid expenses	34,443

Total Assets	100,645,744

Liabilities:
Payable for investments purchased	2,562,969
Unrealized depreciation on forward foreign currency contracts (Note 2)	297,748
Accrued expenses and other payables:
Investment advisory fees	56,552
Fund administration fees	21,659
Distribution fees	128
Administrative servicing fees	119
Accounting and transfer agent fees	9,977
Trustee fees	280
Deferred capital gain country tax	41,146
Custodian fees	428
Compliance program costs (Note 3)	55
Professional fees	3,193
Printing fees	9,328
Other	3,516

Total Liabilities	3,007,098

Net Assets	$97,638,646

Represented by:
Capital	$93,855,736
Accumulated undistributed net investment income	75,622
Accumulated net realized gains from investments, futures, forward and foreign currency, and swap transactions	649,612
Net unrealized appreciation/(depreciation) from investments†	3,113,582
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(65,038)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	10,854
Net unrealized appreciation/(depreciation) from swap contracts (Note 2)	(1,722)

Net Assets	$97,638,646

†	Net of $41,146 of deferred capital gain country tax.

79

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Emerging Markets Debt Fund
Net Assets:
Class A Shares	$157,364
Class C Shares	116,947
Class R6 Shares	97,250,364
Institutional Service Class Shares	113,971

Total	$97,638,646

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	15,226
Class C Shares	11,315
Class R6 Shares	9,409,466
Institutional Service Class Shares	11,027

Total	9,447,034

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.34
Class C Shares (b)	$10.34
Class R6 Shares	$10.34
Institutional Service Class Shares	$10.34
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.58

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

80

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Emerging Markets Debt Fund
INVESTMENT INCOME:
Interest income	$2,834,888
Dividend income	3,232
Foreign tax withholding	(23,460)

Total Income	2,814,660

EXPENSES:
Offering costs	17,851
Investment advisory fees	339,519
Fund administration fees	51,083
Distribution fees Class A	185
Distribution fees Class C	561
Registration and filing fees	37,774
Professional fees	17,821
Printing fees	5,336
Trustee fees	1,392
Custodian fees	1,788
Accounting and transfer agent fees	5,432
Compliance program costs (Note 3)	215
Other	5,537

Total expenses before expenses reimbursed	484,494

Expenses reimbursed by adviser (Note 3)	(46,918)

Net Expenses	437,576

NET INVESTMENT INCOME	2,377,084

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions†	475,414
Net realized losses from futures transactions (Note 2)	(20,935)
Net realized gains from forward and foreign currency transactions (Note 2)	376,905
Net realized losses from swap transactions (Note 2)	(180,888)

Net realized gains from investments, futures, forward and foreign currency, and swap transactions	650,496

Net change in unrealized appreciation/(depreciation) from investments††	(284,956)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	40,768
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	49,100
Net change in unrealized appreciation/(depreciation) from swap contracts (Note 2)	(4,775)

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, translation of assets and liabilities denominated in foreign currencies, and swap contracts	(199,863)

Net realized/unrealized gains from investments, futures, forward and foreign currency transactions, translation of assets and liabilities denominated in foreign currencies, and swap contracts	450,633

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,827,717

†	Net of capital gain country taxes of $435.
††	Net of increase in deferred capital gain country tax accrual on unrealized depreciation of $14,080.

The accompanying notes are an integral part of these financial statements.

81

Statements of Changes in Net Assets

	Nationwide Emerging Markets Debt Fund
	Six Months Ended April 30, 2017 (Unaudited)	Period Ended October 31, 2016 (a)
Operations:
Net investment income	$2,377,084	$3,130,255
Net realized gains from investments, futures, forward and foreign currency, and swap transactions	650,496	4,080,565
Net change in unrealized appreciation/(depreciation) from investments forward foreign currency contracts, translation of assets and liabilities denominated in foreign currencies, and swap contracts	(199,863)	3,257,539

Change in net assets resulting from operations	2,827,717	10,468,359

Distributions to Shareholders From:
Net investment income:
Class A	(3,923)	(3,522)
Class C	(2,549)	(2,322)
Class R6 (b)	(2,671,459)	(2,888,060)
Institutional Service Class	(3,022)	(2,982)
Net realized gains:
Class A	(5,970)	–
Class C	(4,536)	–
Class R6 (b)	(3,952,748)	–
Institutional Service Class	(4,403)	–

Change in net assets from shareholder distributions	(6,648,610)	(2,896,886)

Change in net assets from capital transactions	3,356	93,884,710

Change in net assets	(3,817,537)	101,456,183

Net Assets:
Beginning of period	101,456,183	–

End of period	$97,638,646	$101,456,183

Accumulated undistributed net investment income at end of period	$75,622	$379,491

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$2,977	$137,666
Dividends reinvested	9,893	3,522
Cost of shares redeemed	(15)	–

Total Class A Shares	12,855	141,188

Class C Shares
Proceeds from shares issued	–	104,000
Dividends reinvested	7,085	2,322
Cost of shares redeemed	–	–

Total Class C Shares	7,085	106,322

Class R6 Shares (b)
Proceeds from shares issued	569,523	101,382,850
Dividends reinvested	6,624,207	2,888,060
Cost of shares redeemed	(7,217,738)	(10,736,692)

Total Class R6 Shares	(24,008)	93,534,218

82

Statements of Changes in Net Assets (Continued)

	Nationwide Emerging Markets Debt Fund
	Six Months Ended April 30, 2017 (Unaudited)	Period Ended October 31, 2016 (a)
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$–	$100,000
Dividends reinvested	7,424	2,982
Cost of shares redeemed	–	–

Total Institutional Service Class Shares	7,424	102,982

Change in net assets from capital transactions	$3,356	$93,884,710

SHARE TRANSACTIONS:
Class A Shares
Issued	288	13,614
Reinvested	994	331
Redeemed	(1)	–

Total Class A Shares	1,281	13,945

Class C Shares
Issued	–	10,383
Reinvested	713	219
Redeemed	–	–

Total Class C Shares	713	10,602

Class R6 Shares (b)
Issued	55,500	10,132,343
Reinvested	665,617	272,541
Redeemed	(704,259)	(1,012,276)

Total Class R6 Shares	16,858	9,392,608

Institutional Service Class Shares
Issued	–	10,000
Reinvested	746	281
Redeemed	–	–

Total Institutional Service Class Shares	746	10,281

Total change in shares	19,598	9,427,436

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 1, 2016 (commencement of operations) through October 31, 2016.

(b)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

83

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Emerging Markets Debt Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.76	0.24	0.04	0.28	(0.27)	(0.43)	(0.70)	$10.34	2.94%	(g)	$157,364	1.15%	4.65%	1.25%	56.96%
Period Ended October 31, 2016 (h)	$10.00	0.30	0.74	1.04	(0.28)	—	(0.28)	$10.76	10.44%	(g)	$150,084	1.20%	4.29%	1.35%	99.02%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.76	0.20	0.04	0.24	(0.23)	(0.43)	(0.66)	$10.34	2.55%	(g)	$116 ,947	1.90%	3.91%	2.00%	56.96%
Period Ended October 31, 2016 (h)	$10.00	0.25	0.73	0.98	(0.22)	—	(0.22)	$10.76	9.89%	(g)	$114,103	1.96%	3.49%	2.11%	99.02%

Class R6 Shares (i)
Six Months Ended April 30, 2017 (Unaudited)	$10.76	0.25	0.04	0.29	(0.28)	(0.43)	(0.71)	$10.34	3.07%	(g)	$97,250,364	0.90%	4.90%	1.00%	56.96%
Period Ended October 31, 2016 (h)	$10.00	0.32	0.74	1.06	(0.30)	—	(0.30)	$10.76	10.67%	(g)	$101,081,348	0.90%	4.53%	1.05%	99.02%

Institutional Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$10.76	0.25	0.04	0.29	(0.28)	(0.43)	(0.71)	$10.34	3.07%	(g)	$113 ,971	0.90%	4.91%	1.00%	56.96%
Period Ended October 31, 2016 (h)	$10.00	0.32	0.73	1.05	(0.29)	—	(0.29)	$10.76	10.63%	(g)	$110,648	0.96%	4.48%	1.11%	99.02%

Amounts	designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h)	For the period from March 1, 2016 (commencement of operations) through October 31, 2016. Total return is calculated based on inception date of February 29, 2016 through October 31, 2016.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

84

Fund Overview	Nationwide Global Equity Fund

Asset Allocation†

Common Stocks	97.4%
Repurchase Agreement	0.6%
Investment Company	0.1%
Other assets in excess of liabilities	1.9%
100.0%

Top Industries††

Banks	10.4%
Pharmaceuticals	9.7%
Insurance	9.0%
Chemicals	7.4%
Software	6.5%
Semiconductors & Semiconductor Equipment	5.4%
Internet & Direct Marketing Retail	4.0%
Machinery	4.0%
Personal Products	3.8%
Media	3.7%
Other Industries*	36.1%
100.0%

Top Holdings††

Amazon.com, Inc.	2.7%
Unilever NV, CVA	2.4%
Walt Disney Co. (The)	2.4%
Costco Wholesale Corp.	2.3%
MetLife, Inc.	2.3%
Credit Agricole SA	2.2%
UnitedHealth Group, Inc.	2.2%
US Bancorp	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Marsh & McLennan Cos., Inc.	2.1%
Other Holdings*	77.0%
100.0%

Top Countries††

United States	60.0%
Japan	8.0%
United Kingdom	6.5%
Germany	5.2%
France	4.0%
Switzerland	3.5%
Taiwan	2.2%
Norway	2.0%
Sweden	1.9%
China	1.4%
Other Countries*	5.3%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Percentages indicated are based upon total investments as of April 30, 2017.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.

85

Shareholder Expense Example	Nationwide Global Equity Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2016) and continued to hold your shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Global Equity Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	1,151.20	7.31	1.37
	Hypothetical	(a)(b)	1,000.00	1,018.00	6.85	1.37
Class C Shares	Actual	(a)	1,000.00	1,147.20	11.34	2.13
	Hypothetical	(a)(b)	1,000.00	1,014.23	10.64	2.13
Class R6 Shares(c)	Actual	(a)	1,000.00	1,154.00	5.07	0.95
	Hypothetical	(a)(b)	1,000.00	1,020.08	4.76	0.95
Institutional Service Class Shares	Actual	(a)	1,000.00	1,153.60	5.66	1.06
	Hypothetical	(a)(b)	1,000.00	1,019.54	5.31	1.06

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

86

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide Global Equity Fund

Common Stocks 97.4%

	Shares	Market Value

AUSTRALIA 1.0%
Commercial Services & Supplies 1.0%
Brambles Ltd.	68,077	$526,786

CHINA 1.4%
Chemicals 0.0%†
Tianhe Chemicals Group Ltd.* (a)(b)(c)	2,702,000	0

Insurance 1.4%
Ping An Insurance Group Co. of China Ltd., Class H	139,500	784,304

		784,304

DENMARK 1.0%
Marine 1.0%
AP Moller — Maersk A/S, Class B	317	546,836

FRANCE 3.9%
Banks 2.2%
Credit Agricole SA	81,534	1,212,725

Electrical Equipment 1.7%
Schneider Electric SE	11,691	925,994

		2,138,719

GERMANY 5.1%
Machinery 1.7%
Jungheinrich AG (Preference)	26,241	913,717

Pharmaceuticals 1.4%
Merck KGaA	6,733	790,937

Software 2.0%
SAP SE	11,316	1,133,479

		2,838,133

JAPAN 7.9%
Banks 0.9%
Sumitomo Mitsui Financial Group, Inc.	13,000	482,698

Chemicals 0.9%
Shin-Etsu Chemical Co. Ltd.	5,900	512,814

Household Durables 0.9%
Panasonic Corp.	43,500	520,184

Machinery 2.3%
Makita Corp.	19,000	677,915
THK Co. Ltd.	21,500	554,551

		1,232,466

Personal Products 1.3%
Kao Corp.	13,300	733,943

Wireless Telecommunication Services 1.6%
NTT DOCOMO, Inc.	35,500	858,996

		4,341,101

Common Stocks (continued)

	Shares	Market Value

NETHERLANDS 1.4%
Chemicals 1.4%
Koninklijke DSM NV	10,885	$778,911

NORWAY 2.0%
Diversified Telecommunication Services 1.1%
Telenor ASA	36,117	583,421

Oil, Gas & Consumable Fuels 0.9%
Statoil ASA	30,545	503,042

		1,086,463

SPAIN 1.3%
Media 1.3%
Mediaset Espana Comunicacion SA*	52,809	727,527

SWEDEN 1.9%
Banks 1.9%
Nordea Bank AB	84,570	1,040,111

SWITZERLAND 3.5%
Insurance 1.6%
Zurich Insurance Group AG	3,261	902,444

Pharmaceuticals 1.9%
Novartis AG (Registered)	3,767	290,003
Roche Holding AG	2,743	717,746

		1,007,749

		1,910,193

TAIWAN 2.1%
Semiconductors & Semiconductor Equipment 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	35,300	1,167,371

UNITED KINGDOM 6.4%
Household Products 1.2%
Reckitt Benckiser Group plc	7,403	682,094

Insurance 1.4%
Aviva plc	112,825	767,257

Personal Products 2.4%
Unilever NV, CVA	24,937	1,306,337

Software 0.5%
Sage Group plc (The)	32,385	281,105

Trading Companies & Distributors 0.9%
Ashtead Group plc	22,322	470,904

		3,507,697

UNITED STATES 58.5%
Airlines 1.9%
Southwest Airlines Co.	18,613	1,046,423

Auto Components 1.8%
Delphi Automotive plc	12,500	1,005,000

87

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Global Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Banks 5.3%
Investors Bancorp, Inc.	61,062	$845,709
Pinnacle Financial Partners, Inc.	13,928	891,392
US Bancorp	22,889	1,173,748

		2,910,849

Biotechnology 2.7%
Alnylam Pharmaceuticals, Inc.*	8,083	433,249
Lexicon Pharmaceuticals, Inc.* (d)	23,580	368,084
Shire plc	11,472	676,375

		1,477,708

Capital Markets 1.3%
T Rowe Price Group, Inc.	10,125	717,761

Chemicals 5.0%
Ecolab, Inc.	8,156	1,052,858
LyondellBasell Industries NV, Class A	9,348	792,336
Praxair, Inc.	7,206	900,606

		2,745,800

Communications Equipment 2.7%
Arista Networks, Inc.*	6,562	916,317
Cisco Systems, Inc.	17,440	594,181

		1,510,498

Equity Real Estate Investment Trusts (REITs) 0.5%
Simon Property Group, Inc.	1,829	302,261

Food & Staples Retailing 3.4%
Costco Wholesale Corp.	7,108	1,261,812
Kroger Co. (The)	19,991	592,733

		1,854,545

Health Care Providers & Services 2.1%
UnitedHealth Group, Inc.	6,782	1,186,036

Household Products 1.4%
Procter & Gamble Co. (The)	8,998	785,795

Insurance 4.4%
Marsh & McLennan Cos., Inc.	15,710	1,164,582
MetLife, Inc.	24,331	1,260,589

		2,425,171

Internet & Direct Marketing Retail 3.9%
Amazon.com, Inc.*	1,593	1,473,509
Priceline Group, Inc. (The)*	380	701,792

		2,175,301

IT Services 1.4%
International Business Machines Corp.	4,756	762,339

Life Sciences Tools & Services 1.4%
Bio-Rad Laboratories, Inc., Class A*	3,607	787,264

Media 2.3%
Walt Disney Co. (The)	11,131	1,286,744

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Oil, Gas & Consumable Fuels 2.7%
EOG Resources, Inc.	9,040	$836,200
Hess Corp.	13,155	642,359

		1,478,559

Pharmaceuticals 6.2%
Allergan plc	3,757	916,182
Eli Lilly & Co.	13,653	1,120,365
Medicines Co. (The)*	9,207	454,089
Zoetis, Inc.	16,943	950,672

		3,441,308

Semiconductors & Semiconductor Equipment 3.1%
Applied Materials, Inc.	14,631	594,165
Micron Technology, Inc.*	41,316	1,143,214

		1,737,379

Software 3.8%
Adobe Systems, Inc.*	4,041	540,443
Electronic Arts, Inc.*	10,311	977,690
PTC, Inc.*	10,468	565,795

		2,083,928

Specialty Retail 1.2%
TJX Cos., Inc. (The)	8,274	650,667

		32,371,336

Total Common Stocks (cost $46,496,460)		53,765,488

Investment Company 0.1%
Money Market Fund 0.1%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 0.65% (e)(f)	29,727	29,727

Total Investment Company (cost $29,727)		29,727

88

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide Global Equity Fund (Continued)

Repurchase Agreement 0.6%

	Principal Amount	Market Value

Royal Bank of Canada, 0.77%, dated 04/28/17, due 05/01/17, repurchase price $342,631, collateralized by U.S. Treasury Notes, ranging from 1.13% - 1.50%, maturing 05/31/20 - 02/28/21; total market value $349,602. (e)(g)	$342,609	$342,609

Total Repurchase Agreement (cost $342,609)		342,609

Total Investments (cost $46,868,796) (h) — 98.1%		54,137,824

Other assets in excess of liabilities — 1.9%		1,072,787

NET ASSETS — 100.0%		$55,210,611

*	Denotes a non-income producing security.

(a)	Fair valued security.

(b)	Illiquid security.

(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed illiquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2017 was $0 which represents 0.0% of net assets.

(d)	The security or a portion of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $364,400, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $29,727 and $342,609 respectively.

(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2017 was $372,336.

(f)	Represents 7-day effective yield as of April 30, 2017.

(g)	Please refer to Note 2(h) for additional information on the joint repurchase agreement.

(h)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%. & Asset Types
AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

ASA	Stock Corporation

CVA	Dutch Certificate

KGaA	Limited Partnership with shares

Ltd.	Limited

NV	Public Traded Company

plc	Public Limited Company

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT	Real Estate Investment Trust

SA	Stock Company

SE	European Public Limited Liability Company

The accompanying notes are an integral part of these financial statements.

89

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide Global Equity Fund
Assets:
Investments, at value* (cost $46,526,187)	$53,795,215
Repurchase agreement, at value (cost $342,609)	342,609

Total Investments, at value (total cost $46,868,796)	54,137,824

Cash	1,359,394
Foreign currencies, at value (cost $26,731)	26,806
Interest and dividends receivable	81,680
Security lending income receivable	206
Receivable for capital shares issued	58,845
Reclaims receivable	53,744
Reimbursement from investment adviser (Note 3)	10,389
Prepaid expenses	30,562

Total Assets	55,759,450

Liabilities:
Payable for capital shares redeemed	53,651
Payable upon return of securities loaned (Note 2)	372,337
Accrued expenses and other payables:
Investment advisory fees	33,400
Fund administration fees	21,058
Distribution fees	15,623
Administrative servicing fees	15,987
Accounting and transfer agent fees	2,710
Trustee fees	143
Custodian fees	426
Compliance program costs (Note 3)	28
Professional fees	16,517
Printing fees	14,035
Other	2,924

Total Liabilities	548,839

Net Assets	$55,210,611

Represented by:
Capital	$56,342,875
Accumulated undistributed net investment income	121,147
Accumulated net realized losses from investments and foreign currency transactions	(8,520,978)
Net unrealized appreciation/(depreciation) from investments	7,269,028
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(1,461)

Net Assets	$55,210,611

*	Includes value of securities on loan of $364,400 (Note 2).

90

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide Global Equity Fund
Net Assets:
Class A Shares	$35,037,818
Class C Shares	10,641,134
Class R6 Shares	7,711,264
Institutional Service Class Shares	1,820,395

Total	$55,210,611

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	2,129,812
Class C Shares	683,158
Class R6 Shares	455,554
Institutional Service Class Shares	107,513

Total	3,376,037

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$16.45
Class C Shares (b)	$15.58
Class R6 Shares	$16.93
Institutional Service Class Shares	$16.93
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$17.45

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

91

Statement of Operations

For the Six Months Ended April 30, 2017 (Unaudited)

Nationwide Global Equity Fund
INVESTMENT INCOME:
Dividend income	$524,995
Income from securities lending (Note 2)	7,612
Interest income	4,562
Foreign tax withholding	(28,442)

Total Income	508,727

EXPENSES:
Investment advisory fees	200,473
Fund administration fees	46,609
Distribution fees Class A	42,211
Distribution fees Class C	51,951
Administrative servicing fees Class A	28,703
Administrative servicing fees Class C	9,351
Administrative servicing fees Institutional Service Class	906
Registration and filing fees	24,537
Professional fees	17,352
Printing fees	16,623
Trustee fees	770
Custodian fees	1,198
Accounting and transfer agent fees	7,814
Compliance program costs (Note 3)	119
Other	2,960

Total expenses before expenses reimbursed	451,577

Expenses reimbursed by adviser (Note 3)	(64,223)

Net Expenses	387,354

NET INVESTMENT INCOME	121,373

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	2,058,673
Net realized losses from foreign currency transactions (Note 2)	(11,686)

Net realized gains from investments and foreign currency transactions	2,046,987

Net change in unrealized appreciation/(depreciation) from investments	5,416,535
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	3,834

Net change in unrealized appreciation/(depreciation) from investments, and translation of assets and liabilities denominated in foreign currencies	5,420,369

Net realized/unrealized gains from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	7,467,356

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,588,729

The accompanying notes are an integral part of these financial statements.

92

Statements of Changes in Net Assets

	Nationwide Global Equity Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net investment income	$121,373	$476,485
Net realized gains/(losses) from investments and foreign currency transactions	2,046,987	(449,417)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	5,420,369	(2,234,324)

Change in net assets resulting from operations	7,588,729	(2,207,256)

Distributions to Shareholders From:
Net investment income:
Class A	(311,515)	(363,859)
Class C	(69,302)	(50,683)
Class R6 (a)	(78,515)	(107,827)
Institutional Service Class	(15,535)	(22,221)

Change in net assets from shareholder distributions	(474,867)	(544,590)

Change in net assets from capital transactions	(4,559,142)	(8,884,210)

Change in net assets	2,554,720	(11,636,056)

Net Assets:
Beginning of period	52,655,891	64,291,947

End of period	$55,210,611	$52,655,891

Accumulated undistributed net investment income at end of period	$121,147	$474,641

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$39,659	$948,515
Dividends reinvested	300,918	349,604
Cost of shares redeemed	(2,914,185)	(5,263,115)

Total Class A Shares	(2,573,608)	(3,964,996)

Class C Shares
Proceeds from shares issued	130,359	36,162
Dividends reinvested	67,220	49,686
Cost of shares redeemed	(1,587,135)	(3,577,319)

Total Class C Shares	(1,389,556)	(3,491,471)

Class R6 Shares (a)
Proceeds from shares issued	19,310	972,470
Dividends reinvested	76,539	104,598
Cost of shares redeemed	(787,901)	(2,056,168)

Total Class R6 Shares	(692,052)	(979,100)

Institutional Service Class Shares
Proceeds from shares issued	183,881	261,093
Dividends reinvested	14,432	20,782
Cost of shares redeemed	(102,239)	(730,518)

Total Institutional Service Class Shares	96,074	(448,643)

Change in net assets from capital transactions	$(4,559,142)	$(8,884,210)

93

Statements of Changes in Net Assets (Continued)

	Nationwide Global Equity Fund
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
SHARE TRANSACTIONS:
Class A Shares
Issued	2,520	65,287
Reinvested	19,823	24,549
Redeemed	(190,107)	(375,446)

Total Class A Shares	(167,764)	(285,610)

Class C Shares
Issued	8,494	2,775
Reinvested	4,665	3,642
Redeemed	(109,571)	(264,756)

Total Class C Shares	(96,412)	(258,339)

Class R6 Shares (a)
Issued	1,245	64,376
Reinvested	4,906	7,166
Redeemed	(48,307)	(144,268)

Total Class R6 Shares	(42,156)	(72,726)

Institutional Service Class Shares
Issued	11,398	18,820
Reinvested	925	1,422
Redeemed	(6,336)	(52,001)

Total Institutional Service Class Shares	5,987	(31,759)

Total change in shares	(300,345)	(648,434)

(a)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

94

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Global Equity Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income (Loss) to Average Net Assets (e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Six Months Ended April 30, 2017 (Unaudited)	$14.42	0.04	2.13	2.17	(0.14)	(0.14)	$16.45	15.12%		$35,037,818	1.37%	0.53%		1.61%	20.02%
Year Ended October 31, 2016	$14.98	0.14	(0.55)	(0.41)	(0.15)	(0.15)	$14.42	(2.75%	)	$33,122,348	1.37%	0.97%		1.63%	147.44%
Year Ended October 31, 2015	$16.03	0.10	(0.89)	(0.79)	(0.26)	(0.26)	$14.98	(4.97%	)	$38,699,660	1.35%	0.62%		1.51%	37.86%
Year Ended October 31, 2014	$15.38	0.12	0.84	0.96	(0.31)	(0.31)	$16.03	6.30%		$48,044,576	1.33%	0.76%		1.50%	49.77%
Period Ended October 31, 2013 (h)	$13.44	0.04	1.90	1.94	–	–	$15.38	14.43%		$53,641,815	1.25%	0.74%		1.67%	17.16%
Year Ended June 30, 2013	$11.73	0.13	1.97	2.10	(0.39)	(0.39)	$13.44	18.34%		$50,709,673	1.32%	1.00%		1.61%	28.88%
Year Ended June 30, 2012	$12.67	0.10	(1.03)	(0.93)	(0.01)	(0.01)	$11.73	(7.32%	)	$52,035,625	1.50%	0.88%		1.61%	77.00%

Class C Shares
Six Months Ended April 30, 2017 (Unaudited)	$13.67	(0.02)	2.02	2.00	(0.09)	(0.09)	$15.58	14.72%		$10,641,134	2.13%	(0.23%	)	2.37%	20.02%
Year Ended October 31, 2016	$14.22	0.03	(0.53)	(0.50)	(0.05)	(0.05)	$13.67	(3.52%	)	$10,653,487	2.13%	0.22%		2.39%	147.44%
Year Ended October 31, 2015	$15.18	(0.02)	(0.84)	(0.86)	(0.10)	(0.10)	$14.22	(5.67%	)	$14,756,387	2.13%	(0.17%	)	2.30%	37.86%
Year Ended October 31, 2014	$14.65	0.01	0.79	0.80	(0.27)	(0.27)	$15.18	5.55%		$17,561,149	2.04%	0.05%		2.20%	49.77%
Period Ended October 31, 2013 (h)	$12.84	–	1.81	1.81	–	–	$14.65	14.10%		$17,153,292	1.95%	0.05%		2.36%	17.16%
Year Ended June 30, 2013	$11.18	0.06	1.89	1.95	(0.29)	(0.29)	$12.84	17.79%		$15,773,769	1.81%	0.51%		2.11%	28.88%
Year Ended June 30, 2012	$12.15	0.01	(0.98)	(0.97)	–	–	$11.18	(7.98%	)	$16,081,624	2.25%	0.12%		2.40%	77.00%

Class R6 Shares (i)
Six Months Ended April 30, 2017 (Unaudited)	$14.82	0.07	2.20	2.27	(0.16)	(0.16)	$16.93	15.40%		$7,711,264	0.95%	0.94%		1.19%	20.02%
Year Ended October 31, 2016	$15.40	0.20	(0.57)	(0.37)	(0.21)	(0.21)	$14.82	(2.39%	)	$7,375,010	0.95%	1.38%		1.21%	147.44%
Year Ended October 31, 2015	$16.52	0.17	(0.92)	(0.75)	(0.37)	(0.37)	$15.40	(4.54%	)	$8,783,188	0.95%	1.04%		1.11%	37.86%
Year Ended October 31, 2014	$15.80	0.19	0.85	1.04	(0.32)	(0.32)	$16.52	6.68%		$15,135,663	0.95%	1.16%		1.12%	49.77%
Period Ended October 31, 2013 (h)	$13.80	0.05	1.95	2.00	–	–	$15.80	14.49%		$18,448,210	0.95%	1.04%		1.38%	17.16%
Year Ended June 30, 2013	$12.04	0.16	2.04	2.20	(0.44)	(0.44)	$13.80	18.74%		$18,854,896	1.07%	1.24%		1.31%	28.88%
Year Ended June 30, 2012	$13.04	0.14	(1.08)	(0.94)	(0.06)	(0.06)	$12.04	(7.15%	)	$19,644,731	1.25%	1.15%		1.25%	77.00%

Institutional Service Class Shares
Six Months Ended April 30, 2017 (Unaudited)	$14.82	0.07	2.19	2.26	(0.15)	(0.15)	$16.93	15.36%		$1,820,395	1.06%	0.87%		1.30%	20.02%
Year Ended October 31, 2016	$15.40	0.18	(0.57)	(0.39)	(0.19)	(0.19)	$14.82	(2.52%	)	$1,505,046	1.07%	1.26%		1.33%	147.44%
Year Ended October 31, 2015	$16.50	0.15	(0.92)	(0.77)	(0.33)	(0.33)	$15.40	(4.70%	)	$2,052,712	1.05%	0.91%		1.22%	37.86%
Year Ended October 31, 2014	$15.79	0.08	0.95	1.03	(0.32)	(0.32)	$16.50	6.60%		$2,201,635	1.01%	0.47%		1.08%	49.77%
Period Ended October 31, 2013 (h)	$13.79	0.05	1.95	2.00	–	–	$15.79	14.50%		$18,002	1.03%	0.97%		1.44%	17.16%
Period Ended June 30, 2013 (j)	$12.23	0.14	1.42	1.56	–	–	$13.79	12.76%		$15,718	1.00%	1.71%		1.32%	28.88%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on November 19, 2012 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from July 1, 2013 through October 31, 2013.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j)	For the period from November 23, 2012 (commencement of operations) through June 30, 2013. Total return is calculated based on inception date of November 21, 2012 through June 30, 2013.

The accompanying notes are an integral part of these financial statements.

95

Fund Overview	Nationwide International Small Cap Fund

Asset Allocation†

Common Stocks	97.4%
Repurchase Agreement	3.0%
Exchange Traded Fund	1.0%
Investment Company	0.3%
Rights††	0.0%
Liabilities in excess of other assets	(1.7)%
100.0%

Top Industries†††

Semiconductors & Semiconductor Equipment	5.0%
Media	4.7%
Electronic Equipment, Instruments & Components	4.5%
Food Products	4.3%
Equity Real Estate Investment Trusts (REITs)	3.6%
Real Estate Management & Development	3.4%
Health Care Equipment & Supplies	3.4%
Specialty Retail	3.3%
IT Services	3.3%
Machinery	3.0%
Other Industries*	61.5%
100.0%

Top Holdings†††

Hunting plc	1.4%
Cairn Homes plc	1.4%
Viscofan SA	1.3%
Itoham Yonekyu Holdings, Inc.	1.3%
BioMerieux	1.2%
Tecan Group AG (Registered)	1.2%
Smurfit Kappa Group plc	1.2%
Irish Continental Group plc	1.1%
Greencore Group plc	1.1%
Buzzi Unicem SpA	1.1%
Other Holdings*	87.7%
100.0%

Top Countries†††

Japan	19.3%
United Kingdom	11.8%
Italy	6.6%
Australia	6.6%
Ireland	5.9%
France	4.4%
Spain	3.8%
Taiwan	3.7%
Switzerland	3.2%
Germany	2.6%
Other Countries*	32.1%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2017.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2017.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreement is included as part of Other.

96

Shareholder Expense Example	Nationwide International Small Cap Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (December 30, 2016, commencement of operations) shares at the end of the reporting period (April 30, 2017).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from December 30, 2016 through April 30, 2017. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from December 30, 2016 through April 30, 2017. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide International Small Cap Fund April 30, 2017			Beginning Account Value ($) 11/01/16	Ending Account Value ($) 04/30/17	Expenses Paid During Period ($) 11/01/16 - 04/30/17	Expense Ratio During Period (%) 11/01/16 - 04/30/17
Class A Shares	Actual	(a)	1,000.00	1,100.00	4.88	1.39
	Hypothetical	(b)(c)	1,000.00	1,017.90	6.95	1.39
Class R6 Shares(d)	Actual	(a)	1,000.00	1,102.00	3.48	0.99
	Hypothetical	(b)(c)	1,000.00	1,019.89	4.96	0.99
Institutional Service Class Shares	Actual	(a)	1,000.00	1,102.00	3.97	1.13
	Hypothetical	(b)(c)	1,000.00	1,019.19	5.66	1.13

(a)	Actual expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from December 30, 2016 through April 30, 2017 to reflect the period from commencement of operations.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2016 through April 30, 2017 multiplied to reflect one-half year period. The expense ratio presented represents a six month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(d)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

97

Statement of Investments

April 30, 2017 (Unaudited)

Nationwide International Small Cap Fund

Common Stocks 97.4%

	Shares	Market Value

AUSTRALIA 6.7%
Chemicals 0.7%
Nufarm Ltd.	488,894	$3,715,720

Containers & Packaging 1.0%
Orora Ltd.	2,227,409	5,022,161

Electric Utilities 0.8%
Spark Infrastructure Group	2,501,476	4,664,414

Equity Real Estate Investment Trusts (REITs) 0.8%
Mirvac Group	1,189,691	2,020,692
National Storage REIT	2,308,944	2,574,788

		4,595,480

Hotels, Restaurants & Leisure 0.6%
Domino’s Pizza Enterprises Ltd.	79,921	3,654,785

Insurance 0.2%
AUB Group Ltd.	140,264	1,269,685

Internet Software & Services 0.3%
NEXTDC Ltd.*	567,633	1,763,950

Metals & Mining 0.5%
OZ Minerals Ltd.	525,920	2,792,549

Oil, Gas & Consumable Fuels 0.7%
Caltex Australia Ltd.	99,910	2,230,119
FAR Ltd.* (a)	7,968,287	489,266
Karoon Gas Australia Ltd.*	856,637	946,546
Sundance Energy Australia Ltd.*	6,377,646	476,197

		4,142,128

Software 0.2%
Bravura Solutions Ltd.*	1,059,613	1,109,189

Thrifts & Mortgage Finance 0.7%
Genworth Mortgage Insurance Australia Ltd.	1,654,444	4,068,595

Transportation Infrastructure 0.2%
Macquarie Atlas Roads Group	111,625	446,025
Qube Holdings Ltd.	257,250	505,715

		951,740

		37,750,396

AUSTRIA 1.1%
Air Freight & Logistics 0.1%
Oesterreichische Post AG*	8,771	372,377

Construction Materials 0.1%
Wienerberger AG	33,303	779,701

Electrical Equipment 0.3%
Zumtobel Group AG	71,057	1,479,661

Pharmaceuticals 0.3%
Nabriva Therapeutics AG, ADR*	185,480	1,990,201

Semiconductors & Semiconductor Equipment 0.3%
ams AG	26,247	1,688,561

		6,310,501

Common Stocks (continued)

	Shares	Market Value

BELGIUM 1.4%
Air Freight & Logistics 0.1%
bpost SA	29,855	$715,563

Biotechnology 1.1%
Ablynx NV*	84,669	995,988
Galapagos NV*	55,440	4,857,020

		5,853,008

Media 0.2%
Telenet Group Holding NV*	20,766	1,261,759

		7,830,330

BRAZIL 0.1%
Oil, Gas & Consumable Fuels 0.1%
QGEP Participacoes SA	230,050	460,962

CANADA 1.8%
Chemicals 0.2%
EcoSynthetix, Inc.*	593,730	1,061,281

Energy Equipment & Services 0.6%
McCoy Global, Inc.*	212,056	302,926
Strad Energy Services Ltd.*	1,702,121	1,733,232
Total Energy Services Inc	133,278	1,327,849

		3,364,007

Multi-Utilities 0.8%
Atco Ltd., Class I	132,160	4,808,899

Oil, Gas & Consumable Fuels 0.2%
Canacol Energy Ltd*	336,245	1,005,003
International Petroleum Corp.*	5,920	21,523

		1,026,526

		10,260,713

CHINA 1.8%
Containers & Packaging 0.4%
Greatview Aseptic Packaging Co. Ltd.	3,938,336	2,039,025

Electronic Equipment, Instruments & Components 0.7%
Hollysys Automation Technologies Ltd.	71,959	1,154,222
Sunny Optical Technology Group Co. Ltd.	377,285	3,100,029

		4,254,251

Independent Power and Renewable Electricity Producers 0.4%
China Longyuan Power Group Corp. Ltd., Class H	3,171,245	2,438,128

Real Estate Management & Development 0.2%
China Overseas Grand Oceans Group Ltd.*	1,744,000	893,280

Semiconductors & Semiconductor Equipment 0.1%
Silergy Corp.	34,970	632,364

		10,257,048

COLOMBIA 0.3%
Construction Materials 0.3%
Cemex Latam Holdings SA*	399,241	1,457,460

98

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

DENMARK 0.6%
Building Products 0.1%
Rockwool International A/S, Class B	1,790	$327,683

Construction & Engineering 0.1%
FLSmidth & Co. A/S	13,282	798,475

IT Services 0.3%
Nets A/S* (b)	104,825	1,906,677

Marine 0.1%
Dfds A/S	8,542	509,328

		3,542,163

FINLAND 1.5%
Chemicals 0.3%
Kemira OYJ	126,592	1,619,373

Machinery 0.1%
Konecranes OYJ	14,262	598,111

Metals & Mining 0.4%
Outokumpu OYJ	212,691	2,036,726

Multiline Retail 0.3%
Tokmanni Group Corp.	167,680	1,612,045

Paper & Forest Products 0.4%
Metsa Board OYJ (a)	367,317	2,605,743

		8,471,998

FRANCE 4.5%
Airlines 0.1%
Air France-KLM*	34,498	289,822

Biotechnology 0.3%
Innate Pharma SA* (a)	147,710	1,824,646

Building Products 0.1%
Tarkett SA	8,975	421,693

Health Care Equipment & Supplies 1.2%
BioMerieux	34,825	6,964,152

Insurance 1.1%
Coface SA	791,680	6,192,193

IT Services 0.4%
Altran Technologies SA*	121,688	2,041,781

Specialty Retail 1.3%
Groupe Fnac SA*	51,443	3,614,048
Maisons du Monde SA* (b)	111,272	3,861,706

		7,475,754

		25,210,041

GERMANY 2.7%
Aerospace & Defense 0.4%
MTU Aero Engines AG*	15,280	2,191,671

Biotechnology 0.2%
Affimed NV*	518,945	1,167,626

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Health Care Equipment & Supplies 0.5%
Sartorius AG (Preference)	15,671	$1,434,712
STRATEC Biomedical AG	23,508	1,370,370

		2,805,082

Machinery 1.1%
Duerr AG	40,395	4,025,381
Jungheinrich AG (Preference)	13,401	466,626
KION Group AG	18,688	1,266,026

		5,758,033

Metals & Mining 0.1%
Salzgitter AG	22,638	774,889

Real Estate Management & Development 0.4%
LEG Immobilien AG*	26,995	2,319,203

		15,016,504

GREECE 0.4%
Diversified Telecommunication Services 0.4%
Hellenic Telecommunications Organization SA	219,567	2,132,433

HONG KONG 2.1%
Containers & Packaging 0.2%
AMVIG Holdings Ltd.	3,813,917	1,274,844

Electronic Equipment, Instruments & Components 0.4%
Tongda Group Holdings Ltd.	5,281,530	2,074,632

Equity Real Estate Investment Trusts (REITs) 0.3%
Champion REIT	2,359,000	1,533,835

Internet Software & Services 0.6%
SUNeVision Holdings Ltd.	5,104,343	2,859,861

Marine 0.2%
Orient Overseas International Ltd.	207,500	1,107,724

Real Estate Management & Development 0.2%
Hysan Development Co. Ltd.	268,406	1,265,833

Trading Companies & Distributors 0.0%†
Noble Group Ltd.*	2,315,100	236,632

Wireless Telecommunication Services 0.2%
SmarTone Telecommunications Holdings Ltd.	990,330	1,386,924

		11,740,285

INDIA 0.2%
Construction Materials 0.2%
Ambuja Cements Ltd, GDR	312,634	1,195,825

INDONESIA 0.6%
Diversified Telecommunication Services 0.3%
Link Net Tbk. PT*	3,823,935	1,549,197

Media 0.3%
Surya Citra Media Tbk. PT	8,885,685	1,901,356

		3,450,553

99

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

IRELAND 6.0%
Building Products 0.3%
Kingspan Group plc	43,176	$1,489,206

Containers & Packaging 1.2%
Smurfit Kappa Group plc	256,973	6,883,250

Food Products 1.1%
Greencore Group plc	2,143,106	6,326,533

Household Durables 1.4%
Cairn Homes plc*	4,721,284	8,048,630

Insurance 0.2%
FBD Holdings plc*	138,660	1,246,099

Marine 1.3%
Irish Continental Group plc	1,233,051	7,106,928

Media 0.5%
Tarsus Group plc*	711,890	2,720,018

		33,820,664

ISRAEL 0.9%
Banks 0.5%
Mizrahi Tefahot Bank Ltd.	166,888	2,692,147

Diversified Telecommunication Services 0.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	732,929	1,231,415

Real Estate Management & Development 0.2%
Melisron Ltd.	22,109	1,203,948

		5,127,510

ITALY 6.7%
Banks 0.8%
BPER Banca	317,963	1,739,470
FinecoBank Banca Fineco SpA	429,888	3,062,413

		4,801,883

Capital Markets 0.9%
Anima Holding SpA (b)	408,182	2,668,371
Banca Generali SpA	90,271	2,594,011

		5,262,382

Construction Materials 1.1%
Buzzi Unicem SpA	245,349	6,304,576

Diversified Financial Services 0.6%
Cerved Information Solutions SpA	337,735	3,605,732

Equity Real Estate Investment Trusts (REITs) 0.5%
Beni Stabili SpA SIIQ*	4,530,302	2,877,022

Health Care Equipment & Supplies 1.1%
DiaSorin SpA	82,005	6,145,770

Textiles, Apparel & Luxury Goods 1.6%
Brunello Cucinelli SpA	82,905	2,172,424
Moncler SpA	157,663	3,888,760
Tod’s SpA	30,091	2,325,608

		8,386,792

Common Stocks (continued)

	Shares	Market Value

ITALY (continued)
Transportation Infrastructure 0.1%
Ansaldo STS SpA	28,614	$384,005

		37,768,162

JAPAN 19.7%
Banks 1.1%
Bank of Kyoto Ltd. (The)	370,160	2,931,536
San-In Godo Bank Ltd. (The)	383,820	3,125,091

		6,056,627

Capital Markets 0.4%
Ichiyoshi Securities Co. Ltd.	108,435	864,237
Matsui Securities Co. Ltd.	182,520	1,487,825

		2,352,062

Chemicals 1.1%
JSR Corp.	142,590	2,605,916
Tokyo Ohka Kogyo Co. Ltd.	117,185	3,798,816

		6,404,732

Construction & Engineering 0.6%
SHO-BOND Holdings Co. Ltd.	68,445	3,132,070

Construction Materials 0.3%
Taiheiyo Cement Corp.	463,805	1,541,305

Consumer Finance 0.5%
Pocket Card Co. Ltd.	448,565	2,764,967

Electric Utilities 0.7%
Hokkaido Electric Power Co., Inc.	570,635	4,142,448

Electronic Equipment, Instruments & Components 0.8%
Alps Electric Co. Ltd.	28,929	850,302
Optex Group Co. Ltd.	123,762	3,430,676

		4,280,978

Food Products 1.3%
Itoham Yonekyu Holdings, Inc.	782,630	7,233,212

Health Care Equipment & Supplies 0.1%
CYBERDYNE, Inc.* (a)	60,030	848,138

Internet & Direct Marketing Retail 0.1%
Rakuten, Inc.	62,500	640,253

IT Services 2.2%
GMO Payment Gateway, Inc. (a)	99,100	4,445,432
Obic Co. Ltd.	84,870	4,585,155
SCSK Corp.	27,991	1,126,852
Wellnet Corp.	181,790	2,586,193

		12,743,632

Machinery 1.4%
Daifuku Co. Ltd.	31,474	795,589
Harmonic Drive Systems, Inc. (a)	124,629	3,916,782
Makino Milling Machine Co. Ltd.	303,046	2,699,783
MINEBEA MITSUMI, Inc.	26,710	386,411

		7,798,565

100

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Media 1.9%
Hakuhodo DY Holdings, Inc.	431,550	$5,260,229
Lifull Co. Ltd. (a)	68,420	480,191
Nippon Television Holdings, Inc.	57,800	968,719
TV Asahi Holdings Corp.	244,600	4,526,036

		11,235,175

Multiline Retail 1.1%
Don Quijote Holdings Co. Ltd.	68,590	2,499,003
H2O Retailing Corp.	212,015	3,598,614

		6,097,617

Oil, Gas & Consumable Fuels 0.0%†
Japan Petroleum Exploration Co. Ltd.	10,935	239,084

Personal Products 0.9%
Ci:z Holdings Co. Ltd.	178,450	5,241,071

Pharmaceuticals 0.5%
Sawai Pharmaceutical Co. Ltd.	52,155	2,850,016

Professional Services 0.9%
Temp Holdings Co. Ltd.	263,090	4,950,862

Real Estate Management & Development 0.2%
Kenedix, Inc.	288,985	1,333,285

Road & Rail 0.3%
Hitachi Transport System Ltd.	11,620	246,962
Nikkon Holdings Co. Ltd.	14,235	297,640
Sankyu, Inc.	70,000	444,563
Seino Holdings Co. Ltd.	39,145	453,373

		1,442,538

Semiconductors & Semiconductor Equipment 1.8%
Disco Corp.	11,098	1,755,461
Micronics Japan Co. Ltd. (a)	138,745	1,205,738
SCREEN Holdings Co. Ltd.	22,121	1,606,788
Sumco Corp.	305,935	5,355,609

		9,923,596

Software 0.4%
Capcom Co. Ltd.	115,510	2,491,525

Specialty Retail 1.1%
Adastria Co. Ltd.	110,430	2,742,651
United Arrows Ltd.	109,625	3,396,581

		6,139,232

		111,882,990

JERSEY 0.3%
Capital Markets 0.3%
Sanne Group plc	224,308	1,889,899

JORDAN 0.3%
Pharmaceuticals 0.3%
Hikma Pharmaceuticals plc	78,047	1,958,297

Common Stocks (continued)

	Shares	Market Value

LUXEMBOURG 2.1%
Metals & Mining 0.6%
APERAM SA	69,751	$3,493,838

Multiline Retail 1.1%
B&M European Value Retail SA	1,325,262	5,783,379

Wireless Telecommunication Services 0.4%
Millicom International Cellular SA, SDR	45,958	2,518,145

		11,795,362

MALAYSIA 0.2%
Electronic Equipment, Instruments & Components 0.2%
Inari Amertron Bhd.	2,464,430	1,185,956

MEXICO 0.8%
Chemicals 0.3%
Alpek SAB de CV	1,537,619	1,843,485

Construction Materials 0.0%†
Grupo Cementos de Chihuahua SAB de CV	34,500	163,637

Consumer Finance 0.5%
Unifin Financiera SAB de CV SOFOM ENR	991,235	2,594,289

		4,601,411

NETHERLANDS 2.3%
Air Freight & Logistics 0.1%
PostNL NV (a)	127,102	629,779

Biotechnology 0.9%
Merus NV*	230,257	5,111,706

Construction & Engineering 0.1%
Koninklijke BAM Groep NV (a)	58,069	326,896

IT Services 0.4%
InterXion Holding NV*	53,873	2,244,349

Trading Companies & Distributors 0.8%
IMCD Group NV	84,864	4,571,216

		12,883,946

NEW ZEALAND 1.2%
Airlines 0.0%†
Air New Zealand Ltd.	144,495	252,857

Health Care Equipment & Supplies 0.5%
Fisher & Paykel Healthcare Corp. Ltd.	383,695	2,654,403

Oil, Gas & Consumable Fuels 0.7%
New Zealand Refining Co. Ltd. (The)	1,029,857	1,652,023
Z Energy Ltd.	490,148	2,508,350

		4,160,373

		7,067,633

NORWAY 1.2%
Airlines 0.0%†
Norwegian Air Shuttle ASA* (a)	6,944	197,232

101

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

NORWAY (continued)
Oil, Gas & Consumable Fuels 0.1%
Aker BP ASA	20,659	$349,779

Real Estate Management & Development 0.7%
Entra ASA (b)	327,617	3,758,477

Specialty Retail 0.4%
XXL ASA (b)	213,573	2,299,517

		6,605,005

PHILIPPINES 0.4%
Construction Materials 0.2%
CEMEX Holdings Philippines, Inc.* (b)	8,990,664	1,320,767

Oil, Gas & Consumable Fuels 0.2%
Petron Corp.	3,007,727	548,253
Pilipinas Shell Petroleum Corp.*	213,422	313,950

		862,203

		2,182,970

SINGAPORE 0.8%
Air Freight & Logistics 0.1%
Singapore Post Ltd.	427,040	421,390

Equity Real Estate Investment Trusts (REITs) 0.3%
Mapletree Industrial Trust	1,127,700	1,444,667

Oil, Gas & Consumable Fuels 0.0%†
InterOil Corp.* (c)(d)	12,390	41,552

Trading Companies & Distributors 0.4%
BOC Aviation Ltd. (b)	501,765	2,676,571

		4,584,180

SOUTH AFRICA 0.5%
Specialty Retail 0.5%
Mr Price Group Ltd.	258,474	3,038,338

SOUTH KOREA 1.6%
Semiconductors & Semiconductor Equipment 0.8%
Koh Young Technology, Inc.	94,929	4,477,879

Software 0.2%
DuzonBizon Co. Ltd.	49,587	1,184,985

Textiles, Apparel & Luxury Goods 0.6%
Fila Korea Ltd.	51,130	3,117,771

		8,780,635

SPAIN 3.8%
Commercial Services & Supplies 0.9%
Atento SA*	570,351	5,104,641

Equity Real Estate Investment Trusts (REITs) 0.9%
Axiare Patrimonio SOCIMI SA	308,043	5,108,626

Food Products 1.3%
Viscofan SA	126,476	7,559,699

Common Stocks (continued)

	Shares	Market Value

SPAIN (continued)
Household Durables 0.7%
Neinor Homes SLU* (b)	199,446	$3,933,429

		21,706,395

SWEDEN 2.4%
Aerospace & Defense 0.2%
Saab AB, Class B	18,297	906,649

Building Products 0.2%
Nibe Industrier AB, Class B	96,697	856,457

Capital Markets 0.4%
Vostok Emerging Finance Ltd., SDR*	10,713,128	1,981,615

Construction & Engineering 0.1%
Sweco AB, Class B	18,415	456,501

Diversified Telecommunication Services 0.2%
Com Hem Holding AB	91,212	1,134,883

Food Products 0.0%†
Cloetta AB, Class B	34,670	140,131

Hotels, Restaurants & Leisure 0.4%
SkiStar AB	130,628	2,794,758

Oil, Gas & Consumable Fuels 0.1%
Lundin Petroleum AB*	17,761	338,680

Real Estate Management & Development 0.7%
D Carnegie & Co. AB*	362,921	4,404,730

Trading Companies & Distributors 0.1%
Indutrade AB	28,916	682,986

		13,697,390

SWITZERLAND 3.2%
Air Freight & Logistics 0.1%
Panalpina Welttransport Holding AG (Registered)	3,252	430,144

Capital Markets 0.5%
GAM Holding AG*	228,261	2,924,964

Life Sciences Tools & Services 1.2%
Tecan Group AG (Registered)	40,791	6,961,288

Machinery 0.3%
Bucher Industries AG (Registered)	1,881	606,435
Conzzeta AG (Registered)	378	373,631
SFS Group AG*	4,819	480,920
VAT Group AG* (b)	3,801	488,209

		1,949,195

Real Estate Management & Development 0.6%
Allreal Holding AG (Registered)*	19,354	3,330,056

Software 0.3%
Temenos Group AG (Registered)*	21,403	1,852,554

Transportation Infrastructure 0.2%
Flughafen Zuerich AG (Registered)	4,270	941,012

		18,389,213

102

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

TAIWAN 3.8%
Auto Components 0.3%
Hota Industrial Manufacturing Co. Ltd.	194,623	$857,135
Superalloy Industrial Co. Ltd.	146,888	861,405

		1,718,540

Communications Equipment 0.2%
Advanced Ceramic X Corp.	96,000	1,010,876

Electrical Equipment 0.3%
Bizlink Holding, Inc.	145,855	872,760
Voltronic Power Technology Corp.	59,671	851,426

		1,724,186

Electronic Equipment, Instruments & Components 0.5%
Chunghwa Precision Test Tech Co. Ltd.	18,832	732,679
E Ink Holdings, Inc.	980,000	999,645
Elite Material Co. Ltd.	176,000	701,980
Kingpak Technology, Inc.	79,000	449,354

		2,883,658

Machinery 0.3%
Airtac International Group	125,426	1,433,782

Semiconductors & Semiconductor Equipment 2.1%
ASPEED Technology, Inc.	57,000	1,105,351
Globalwafers Co. Ltd.	562,235	4,014,165
Land Mark Optoelectronics Corp.	110,819	971,594
Parade Technologies Ltd.	79,945	937,853
Realtek Semiconductor Corp.	263,245	890,230
Silicon Motion Technology Corp., ADR	20,582	999,256
Sino-American Silicon Products, Inc.	2,074,120	3,008,862

		11,927,311

Technology Hardware, Storage & Peripherals 0.1%
Catcher Technology Co. Ltd.	77,890	799,880

		21,498,233

THAILAND 0.4%
Electronic Equipment, Instruments & Components 0.2%
KCE Electronics PCL	297,685	916,550

Real Estate Management & Development 0.2%
LPN Development PCL	3,639,900	1,229,467

		2,146,017

TURKEY 0.9%
Food Products 0.7%
Ulker Biskuvi Sanayi A/S	649,944	3,691,854

Oil, Gas & Consumable Fuels 0.2%
Tupras Turkiye Petrol Rafinerileri A/S	48,924	1,232,385

		4,924,239

UNITED KINGDOM 12.0%
Aerospace & Defense 0.2%
QinetiQ Group plc	181,249	689,737
Ultra Electronics Holdings plc	20,179	546,191

		1,235,928

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Capital Markets 0.5%
Intermediate Capital Group plc	167,065	$1,690,985
Xafinity plc*	385,896	860,927

		2,551,912

Commercial Services & Supplies 0.1%
Aggreko plc	68,448	786,773

Construction & Engineering 0.4%
Balfour Beatty plc	206,482	780,043
Carillion plc	118,695	341,887
Galliford Try plc	23,116	430,823
John Laing Group plc (b)	91,725	341,675
Kier Group plc	26,133	452,968

		2,347,396

Electrical Equipment 0.3%
Melrose Industries plc	510,914	1,564,011

Electronic Equipment, Instruments & Components 1.8%
Halma plc	400,253	5,458,842
Spectris plc	128,159	4,582,397

		10,041,239

Energy Equipment & Services 1.4%
Hunting plc*	1,125,829	8,190,419

Equity Real Estate Investment Trusts (REITs) 0.9%
Tritax Big Box REIT plc	1,436,043	2,604,248
UNITE Group plc (The)	280,571	2,351,715

		4,955,963

Hotels, Restaurants & Leisure 1.4%
Restaurant Group plc (The)	1,250,927	5,664,740
Thomas Co.ok Group plc	1,615,254	2,002,477

		7,667,217

Insurance 0.5%
Direct Line Insurance Group plc	172,756	780,665
Hastings Group Holdings plc (b)	308,819	1,209,147
RSA Insurance Group plc	112,349	866,764

		2,856,576

Internet Software & Services 0.7%
Just Eat plc*	554,600	4,145,860

Media 1.7%
Informa plc	449,939	3,741,100
UBM plc	657,762	6,049,687

		9,790,787

Metals & Mining 0.6%
KAZ Minerals plc*	513,058	3,346,231

Oil, Gas & Consumable Fuels 0.2%
Cairn Energy plc*	268,744	675,983
Ophir Energy plc*	98,213	109,247
Tullow Oil plc*	140,732	381,808

		1,167,038

103

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide International Small Cap Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Road & Rail 0.3%
Firstgroup plc*	366,102	$647,630
Go-Ahead Group plc	10,561	239,376
National Express Group plc	130,980	606,256
Stagecoach Group plc	115,662	305,079

		1,798,341

Software 0.3%
Micro Focus International plc	57,870	1,938,933

Textiles, Apparel & Luxury Goods 0.3%
Ted Baker plc	52,816	1,911,984

Trading Companies & Distributors 0.2%
Grafton Group plc	66,450	642,917
SIG plc	157,944	244,869

		887,786

Transportation Infrastructure 0.2%
BBA Aviation plc	264,389	1,066,552

		68,250,946

UNITED STATES 0.1%
Oil, Gas & Consumable Fuels 0.1%
Kosmos Energy Ltd.*	70,211	421,968

Total Common Stocks (cost $518,049,064)		551,294,571

Rights 0.0%†

	Number of Rights

UNITED KINGDOM 0.0%†
Equity Real Estate Investment Trusts (REITs) 0.0%†
Tritax Big Box REIT plc, expiring at an exercise price of $136.00 on 05/10/17* (c)	121,765	6,308

Total Rights (cost $—)		6,308

Exchange Traded Fund 1.0%

	Shares

UNITED STATES 1.0%
iShares MSCI EAFE Small-Cap Fund (a)	99,855	5,633,819

Total Exchange Traded Fund (cost $5,276,941)		5,633,819

Investment Company 0.3%

	Shares	Market Value

Money Market Fund 0.3%
Fidelity Investments Money Market Government Portfolio — Institutional Class, 0.65% (e)(f)	1,474,922	$1,474,922

Total Investment Company (cost $1,474,922)		1,474,922

Repurchase Agreement 3.0%

	Principal Amount

Royal Bank of Canada, 0.77%, dated 04/28/17, due 05/01/17, repurchase price $16,999,586, collateralized by U.S. Treasury Notes, ranging from 1.13% - 1.50%, maturing 05/31/20 - 02/28/21; total market value $17,345,424. (e)(g)	$16,998,495	16,998,495

Total Repurchase Agreement (cost $16,998,495)		16,998,495

Total Investments (cost $541,799,422) (h) — 101.7%		575,408,115

Liabilities in excess of other assets — (1.7)%		(9,544,431)

NET ASSETS — 100.0%		$565,863,684

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2017. The total value of securities on loan at April 30, 2017 was $17,663,030, which was collateralized by cash used to purchase a money market fund and a repurchase agreement with a value of $1,474,922 and $16,998,495 respectively.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2017 was $24,464,546 which represents 4.32% of net assets.

(c)	Fair valued security.

(d)	Illiquid security.

(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2017 was $18,473,417.

104

Statement of Investments (Continued)

April 30, 2017 (Unaudited)

Nationwide International Small Cap Fund (Continued)

(f)	Represents 7-day effective yield as of April 30, 2017.

(g)	Please refer to Note 2(h) for additional information on the joint repurchase agreement.

(h)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%. Asset Types

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

ASA	Stock Corporation

Bhd	Private Limited Company

ENR	Non-Regulated Entity

GDR	Global Depositary Receipt

Ltd.	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PCL	Public Company Limited

plc	Public Limited Company

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT	Real Estate Investment Trust

SA	Stock Company

SAB de CV	Public Traded Company

SDR	Swedish Depository Receipts

SIIQ	Real Estate Investment Trust

SLU	Single-Member Limited Liability Company

SOCIMI	Real Estate Investment Trust

SOFOM	Multiple Purpose Financial Company

SpA	Limited Share Company

Tbk. PT	State Owned Company

The accompanying notes are an integral part of these financial statements.

105

Statement of Assets and Liabilities

April 30, 2017 (Unaudited)

Nationwide International Small Cap Fund
Assets:
Investments, at value* (cost $524,800,927)	$558,409,620
Repurchase agreement, at value (cost $16,998,495)	16,998,495

Total Investments, at value (total cost $541,799,422)	575,408,115

Cash	37,381,355
Foreign currencies, at value (cost $132,141)	132,016
Interest and dividends receivable	1,416,959
Security lending income receivable	43,629
Receivable for investments sold	7,626,976
Receivable for capital shares issued	4,606
Reclaims receivable	24,901
Reimbursement from investment adviser (Note 3)	16,620
Prepaid offering costs	7,654
Prepaid expenses	44,374

Total Assets	622,107,205

Liabilities:
Payable for investments purchased	37,295,494
Payable for capital shares redeemed	20,808
Payable upon return of securities loaned (Note 2)	18,473,418
Accrued expenses and other payables:
Investment advisory fees	406,827
Fund administration fees	27,716
Distribution fees	4
Administrative servicing fees	11
Accounting and transfer agent fees	7,149
Deferred capital gain country tax	3,064
Compliance program costs (Note 3)	77
Professional fees	4,718
Printing fees	4,232
Other	3

Total Liabilities	56,243,521

Net Assets	$565,863,684

Represented by:
Capital	$527,624,892
Accumulated undistributed net investment income	1,855,594
Accumulated net realized gains from investments and foreign currency transactions	2,788,030
Net unrealized appreciation/(depreciation) from investments†	33,605,629
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(10,461)

Net Assets	$565,863,684

*	Includes value of securities on loan of $17,663,030 (Note 2).
†	Net of $3,064 of deferred capital gain country tax.

106

Statement of Assets and Liabilities (Continued)

April 30, 2017 (Unaudited)

Nationwide International Small Cap Fund
Net Assets:
Class A Shares	$18,494
Class R6 Shares	565,834,175
Institutional Service Class Shares	11,015

Total	$565,863,684

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,681
Class R6 Shares	51,358,331
Institutional Service Class Shares	1,000

Total	51,361,012

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$11.00
Class R6 Shares	$11.02
Institutional Service Class Shares	$11.02
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$11.67

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

The accompanying notes are an integral part of these financial statements.

107

Statement of Operations

For the Period Ended April 30, 2017 (Unaudited)

Nationwide International Small Cap Fund (a)
INVESTMENT INCOME:
Dividend income	$3,252,956
Income from securities lending (Note 2)	78,968
Interest income	25,160
Foreign tax withholding	(246,471)

Total Income	3,110,613

EXPENSES:
Offering costs	1,922
Investment advisory fees	1,188,842
Fund administration fees	45,340
Distribution fees Class A	15
Administrative servicing fees Class A	9
Administrative servicing fees Institutional Service Class	5
Registration and filing fees	17,620
Professional fees	11,089
Printing fees	4,616
Trustee fees	3,497
Custodian fees	2,084
Accounting and transfer agent fees	8,171
Compliance program costs (Note 3)	435
Other	6,227

Total expenses before expenses reimbursed	1,289,872

Expenses reimbursed by adviser (Note 3)	(34,853)

Net Expenses	1,255,019

NET INVESTMENT INCOME	1,855,594

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	3,434,035
Net realized losses from foreign currency transactions (Note 2)	(646,005)

Net realized gains from investments and foreign currency transactions	2,788,030

Net change in unrealized appreciation/(depreciation) from investments ††	33,605,629
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(10,461)

Net change in unrealized appreciation/(depreciation) from investments, and translation of assets and liabilities denominated in foreign currencies	33,595,168

Net realized/unrealized gains from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	36,383,198

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$38,238,792

††	Net of increase in deferred capital gain country tax accrual on unrealized depreciation of $3,064.
(a)	For the period from December 30, 2016 (commencement of operations) through April 30, 2017.

The accompanying notes are an integral part of these financial statements.

108

Statements of Changes in Net Assets

Nationwide International Small Cap Fund
Period Ended April 30, 2017 (a) (Unaudited)
Operations:
Net investment income	$1,855,594
Net realized gains from investments and foreign currency transactions	2,788,030
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	33,595,168

Change in net assets resulting from operations	38,238,792

Change in net assets from capital transactions	527,624,892

Change in net assets	565,863,684

Net Assets:
Beginning of period	–

End of period	$565,863,684

Accumulated undistributed net investment income at end of period	$1,855,594

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$71,088
Dividends reinvested	–
Cost of shares redeemed	(54,453)

Total Class A Shares	16,635

Class R6 Shares (b)
Proceeds from shares issued	567,284,839
Dividends reinvested	–
Cost of shares redeemed	(39,686,582)

Total Class R6 Shares	527,598,257

Institutional Service Class Shares
Proceeds from shares issued	10,000
Dividends reinvested	–
Cost of shares redeemed	–

Total Institutional Service Class Shares	10,000

Change in net assets from capital transactions	$527,624,892

109

Statements of Changes in Net Assets (Continued)

Nationwide International Small Cap Fund
Period Ended April 30, 2017 (a) (Unaudited)
SHARE TRANSACTIONS:
Class A Shares
Issued	7,004
Reinvested	–
Redeemed	(5,323)

Total Class A Shares	1,681

Class R6 Shares (b)
Issued	55,090,131
Reinvested	–
Redeemed	(3,731,800)

Total Class R6 Shares	51,358,331

Institutional Service Class Shares
Issued	1,000
Reinvested	–
Redeemed	–

Total Institutional Service Class Shares	1,000

Total change in shares	51,361,012

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from December 30, 2016 (commencement of operations) through April 30, 2017.
(b)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

110

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide International Small Cap Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Period Ended April 30, 2017 (g) (Unaudited)	$10.00	0.01	0.99	1.00	–	–	$11.00	10.00%	(h)	$18,494	1.39%	0.32%	1.50%	31.50%

Class R6 Shares (i)
Period Ended April 30, 2017 (g) (Unaudited)	$10.00	0.05	0.97	1.02	–	–	$11.02	10.20%		$565,834,175	0.99%	1.46%	1.02%	31.50%

Institutional Service Class Shares
Period Ended April 30, 2017 (g) (Unaudited)	$10.00	0.03	0.99	1.02	–	–	$11.02	10.20%		$11,015	1.13%	0.75%	1.30%	31.50%

Amounts	designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from December 30, 2016 (commencement of operations) through April 30, 2017. Total return is calculated based on inception date of December 29, 2016 through April 30, 2017.
(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

The accompanying notes are an integral part of these financial statements.

111

Notes to Financial Statements

April 30, 2017 (Unaudited)

1.  Organization

Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2017, the Trust operates fifty-three (53) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the eight (8) series listed below (each, a “Fund”; collectively, the “Funds”). Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

- Nationwide Amundi Global High Yield Fund (“Global High Yield”)

- Nationwide Amundi Strategic Income Fund (“Strategic Income”)

- Nationwide Amundi World Bond Fund (“World Bond”)

- Nationwide Bailard Emerging Markets Equity Fund (“Emerging Markets Equity”)

- Nationwide Bailard International Equities Fund (“International Equities”)

- Nationwide Emerging Markets Debt Fund (“Emerging Markets Debt”)

- Nationwide Global Equity Fund (“Global Equity”)

- Nationwide International Small Cap Fund (“International Small Cap”)

The Funds, as applicable, currently offer Class A, Class C, Class M, Class R6 and Institutional Service Class shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.

Each of the Funds, except Emerging Markets Debt and World Bond, is a diversified fund as defined in the 1940 Act. Emerging Markets Debt and World Bond are non-diversified funds, as defined in the 1940 Act.

International Small Cap commenced operations on December 30, 2016.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA, assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

112

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities and shares of registered open-end management investment companies and shares of exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities

113

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2017. Please refer to the Statements of Investments for additional information on portfolio holdings.

Global High Yield

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$135,887,080	$—	$135,887,080
Investment Company	697,651	—	—	697,651
Loan Participations	—	10,830,897	—	10,830,897
Repurchase Agreement	—	8,040,431	—	8,040,431
Total Assets	$697,651	$154,758,408	$—	$155,456,059
Liabilities:
Forward Foreign Currency Contracts	$—	$(61,185)	$—	$(61,185)
Total Liabilities	$—	$(61,185)	$—	$(61,185)
Total	$697,651	$154,697,223	$—	$155,394,874

Strategic Income

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$2,931,123	$—	$2,931,123
Collateralized Mortgage Obligations	—	4,388,339	—	4,388,339
Commercial Mortgage-Backed Securities	—	1,346,846	—	1,346,846
Corporate Bonds	—	13,607,730	—	13,607,730
Foreign Government Securities	—	1,266,230	—	1,266,230
Futures Contracts	32,571	—	—	32,571

114

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Investment Company	$40,720	$—	$—	$40,720
Loan Participations	—	4,656,578	—	4,656,578
Repurchase Agreement	—	469,302	—	469,302
Short-Term Investments	—	159,480	—	159,480
Total Assets	$73,291	$28,825,628	$—	$28,898,919
Liabilities:
Swap Contracts*	$—	$(40,500)	$—	$(40,500)
Forward Foreign Currency Contracts	—	(12,024)	—	(12,024)
Futures Contracts	(124,346)	—	—	(124,346)
Total Liabilities	$(124,346)	$(52,524)	$—	$(176,870)
Total	$(51,055)	$28,773,104	$—	$28,722,049

World Bond

	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$334,450	$—	$334,450
Corporate Bonds	—	15,893,425	—	15,893,425
Foreign Government Securities	—	7,744,574	—	7,744,574
Forward Foreign Currency Contracts	—	150,930	—	150,930
Futures Contracts	59,993	—	—	59,993
Purchased Options	19,300	—	—	19,300
Swap Contracts*	—	43,843	—	43,843
U.S. Treasury Obligations	—	9,912,202	—	9,912,202
Total Assets	$79,293	$34,079,424	$—	$34,158,717
Liabilities:
Forward Foreign Currency Contracts	$—	$(155,983)	$—	$(155,983)
Futures Contracts	(242,322)	—	—	(242,322)
Swap Contracts*	—	(25,014)	—	(25,014)
Total Liabilities	$(242,322)	$(180,997)	$—	$(423,319)
Total	$(163,029)	$33,898,427	$—	$33,735,398

Emerging Markets Equity

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets:
Common Stocks
Auto Components	$—	$1,018,143	$—	$1,018,143
Automobiles	—	5,672,971	—	5,672,971
Banks	20,049,749	16,377,843	—	36,427,592
Capital Markets	1,437,406	1,142,219	—	2,579,625
Chemicals	2,260,523	5,294,862	—	7,555,385
Communications Equipment	—	3,452,536	—	3,452,536
Construction & Engineering	—	2,134,473	—	2,134,473
Construction Materials	1,262,933	313,190	—	1,576,123
Diversified Financial Services	—	3,919,323	—	3,919,323
Diversified Telecommunication Services	—	2,319,703	—	2,319,703
Electric Utilities	724,941	518,183	—	1,243,124
Electrical Equipment	—	986,090	—	986,090

115

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$—	$9,498,450	$—	$9,498,450
Equity Real Estate Investment Trusts (REITs)	—	664,189	—	664,189
Food & Staples Retailing	—	2,219,292	—	2,219,292
Food Products	3,484,453	—	—	3,484,453
Health Care Providers & Services	1,068,036	—	—	1,068,036
Household Durables	1,004,395	1,546,442	—	2,550,837
Industrial Conglomerates	—	1,227,876	—	1,227,876
Insurance	—	931,111	—	931,111
Internet Software & Services	3,533,060	2,820,001	—	6,353,061
IT Services	—	569,307	—	569,307
Machinery	—	972,212	—	972,212
Media	978,813	—	—	978,813
Metals & Mining	3,118,300	2,829,812	—	5,948,112
Oil, Gas & Consumable Fuels	6,177,286	9,805,625	—	15,982,911
Paper & Forest Products	—	1,665,719	—	1,665,719
Pharmaceuticals	—	2,421,625	—	2,421,625
Real Estate Management & Development	—	3,115,824	—	3,115,824
Road & Rail	1,375,215	—	—	1,375,215
Semiconductors & Semiconductor Equipment	6,613,999	2,584,626	—	9,198,625
Software	—	2,279,874	—	2,279,874
Specialty Retail	—	1,222,905	—	1,222,905
Technology Hardware, Storage & Peripherals	—	9,571,209	—	9,571,209
Textiles, Apparel & Luxury Goods	—	398,229	—	398,229
Transportation Infrastructure	—	1,557,740	—	1,557,740
Water Utilities	829,949	1,069,123	—	1,899,072
Wireless Telecommunication Services	—	2,918,512	—	2,918,512
Total Common Stocks	$53,919,058	$105,039,239	$—	$158,958,297
Exchange Traded Fund	500,400	—	—	500,400
Investment Company	182,408	—	—	182,408
Repurchase Agreement	—	2,102,256	—	2,102,256
Total	$54,601,866	$107,141,495	$—	$161,743,361

International Equities
	Level 1(c)(d)	Level 2(c)(d)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$4,609,734	$—	$4,609,734
Air Freight & Logistics	—	3,234,944	—	3,234,944
Airlines	—	2,210,697	—	2,210,697
Auto Components	—	14,770,201	—	14,770,201
Automobiles	—	13,002,986	—	13,002,986
Banks	20,883,075	44,793,017	—	65,676,092
Beverages	—	3,421,804	—	3,421,804
Building Products	—	2,524,621	—	2,524,621
Capital Markets	1,916,542	4,123,523	—	6,040,065
Chemicals	5,039,618	13,062,064	—	18,101,682
Commercial Services & Supplies	—	3,248,047	—	3,248,047
Construction & Engineering	—	14,715,985	—	14,715,985
Diversified Financial Services	—	2,819,351	—	2,819,351

116

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

	Level 1(c)(d)	Level 2(c)(d)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Diversified Telecommunication Services	$1,138,237	$9,602,593	$—	$10,740,830
Electric Utilities	—	6,458,959	—	6,458,959
Electrical Equipment	—	2,729,344	—	2,729,344
Electronic Equipment, Instruments & Components	—	2,456,567	—	2,456,567
Energy Equipment & Services	—	4,574,033	—	4,574,033
Food & Staples Retailing	856,745	2,340,160	—	3,196,905
Food Products	1,441,700	5,591,091	—	7,032,791
Health Care Equipment & Supplies	—	2,389,639	—	2,389,639
Hotels, Restaurants & Leisure	—	4,672,614	—	4,672,614
Household Durables	1,255,494	2,695,739	—	3,951,233
Household Products	—	6,449,628	—	6,449,628
Independent Power and Renewable Electricity Producers	—	1,969,456	—	1,969,456
Industrial Conglomerates	—	5,020,504	—	5,020,504
Insurance	—	21,259,993	—	21,259,993
Internet & Direct Marketing Retail	—	2,198,554	—	2,198,554
Internet Software & Services	1,373,460	4,160,566	—	5,534,026
IT Services	—	5,729,844	—	5,729,844
Life Sciences Tools & Services	—	3,887,593	—	3,887,593
Machinery	—	5,216,479	—	5,216,479
Media	2,919,151	848,993	—	3,768,144
Metals & Mining	3,525,013	13,781,396	—	17,306,409
Multi-Utilities	—	1,793,716	—	1,793,716
Oil, Gas & Consumable Fuels	8,561,391	19,377,117	—	27,938,508
Paper & Forest Products	—	7,689,108	—	7,689,108
Personal Products	—	4,373,108	—	4,373,108
Pharmaceuticals	—	17,007,023	—	17,007,023
Professional Services	—	4,642,028	—	4,642,028
Real Estate Management & Development	—	8,964,407	—	8,964,407
Road & Rail	1,650,258	1,524,214	—	3,174,472
Semiconductors & Semiconductor Equipment	2,314,900	4,133,913	—	6,448,813
Software	—	5,560,475	—	5,560,475
Specialty Retail	2,059,296	4,066,841	—	6,126,137
Technology Hardware, Storage & Peripherals	—	10,516,126	—	10,516,126
Textiles, Apparel & Luxury Goods	—	2,004,887	—	2,004,887
Thrifts & Mortgage Finance	1,241,713	—	—	1,241,713
Tobacco	—	5,210,169	—	5,210,169
Trading Companies & Distributors	1,534,303	2,672,667	—	4,206,970
Water Utilities	1,152,707	—	—	1,152,707
Wireless Telecommunication Services	—	3,334,825	—	3,334,825
Total Common Stocks	$58,863,603	$343,441,343	$—	$402,304,946
Investment Company	800,853	—	—	800,853
Repurchase Agreement	—	9,229,839	—	9,229,839
Total Assets	$59,664,456	$352,671,182	$—	$412,335,638
Liabilities:
Forward Foreign Currency Contract	$—	$(366,022)	$—	$(366,022)
Total Liabilities	$—	$(366,022)	$—	$(366,022)
Total	$59,664,456	$352,305,160	$—	$411,969,616

117

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Emerging Markets Debt

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$24,235,179	$—	$24,235,179
Foreign Government Securities	—	68,099,118	—	68,099,118
Forward Foreign Currency Contracts	—	232,710	—	232,710
Swap Contracts*	—	191,731	—	191,731
Short-Term Investment	23,905	—	—	23,905
Total Assets	$23,905	$92,758,738	$—	$92,782,643
Liabilities:
Swap Contracts*	$—	$(193,453)	$—	$(193,453)
Forward Foreign Currency Contracts	—	(297,748)	—	(297,748)
Total Liabilities	$—	$(491,201)	$—	$(491,201)
Total	$23,905	$92,267,537	$—	$92,291,442

Global Equity

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$1,046,423	$—	$—	$1,046,423
Auto Components	1,005,000	—	—	1,005,000
Banks	2,910,849	2,735,534	—	5,646,383
Biotechnology	801,333	676,375	—	1,477,708
Capital Markets	717,761	—	—	717,761
Chemicals	2,745,800	1,291,725	—	4,037,525
Commercial Services & Supplies	—	526,786	—	526,786
Communications Equipment	1,510,498	—	—	1,510,498
Diversified Telecommunication Services	—	583,421	—	583,421
Electrical Equipment	—	925,994	—	925,994
Equity Real Estate Investment Trusts (REITs)	302,261	—	—	302,261
Food & Staples Retailing	1,854,545	—	—	1,854,545
Health Care Providers & Services	1,186,036	—	—	1,186,036
Household Durables	—	520,184	—	520,184
Household Products	785,795	682,094	—	1,467,889
Insurance	2,425,171	2,454,005	—	4,879,176
Internet & Direct Marketing Retail	2,175,301	—	—	2,175,301
IT Services	762,339	—	—	762,339
Life Sciences Tools & Services	787,264	—	—	787,264
Machinery	—	2,146,183	—	2,146,183
Marine	—	546,836	—	546,836
Media	1,286,744	727,527	—	2,014,271
Oil, Gas & Consumable Fuels	1,478,559	503,042	—	1,981,601
Personal Products	—	2,040,280	—	2,040,280
Pharmaceuticals	3,441,308	1,798,686	—	5,239,994
Semiconductors & Semiconductor Equipment	2,904,750	—	—	2,904,750
Software	2,083,928	1,414,584	—	3,498,512
Specialty Retail	650,667	—	—	650,667
Trading Companies & Distributors	—	470,904	—	470,904
Wireless Telecommunication Services	—	858,996	—	858,996
Total Common Stocks	$32,862,332	$20,903,156	$—	$53,765,488

118

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Investment Company	$29,727	$—	$—	$29,727
Repurchase Agreement	—	342,609	—	342,609
Total	$32,892,059	$21,245,765	$—	$54,137,824

International Small Cap

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$4,334,248	$—	$4,334,248
Air Freight & Logistics	372,377	2,196,876	—	2,569,253
Airlines	—	739,911	—	739,911
Auto Components	—	1,718,540	—	1,718,540
Banks	—	13,550,657	—	13,550,657
Biotechnology	6,279,332	7,677,654	—	13,956,986
Building Products	—	3,095,039	—	3,095,039
Capital Markets	860,927	16,101,907	—	16,962,834
Chemicals	2,904,766	11,739,825	—	14,644,591
Commercial Services & Supplies	5,104,641	786,773	—	5,891,414
Communications Equipment	—	1,010,876	—	1,010,876
Construction & Engineering	341,675	6,719,663	—	7,061,338
Construction Materials	2,816,922	9,946,349	—	12,763,271
Consumer Finance	2,594,289	2,764,967	—	5,359,256
Containers & Packaging	8,158,094	7,061,186	—	15,219,280
Diversified Financial Services	—	3,605,732	—	3,605,732
Diversified Telecommunication Services	1,549,197	4,498,731	—	6,047,928
Electric Utilities	—	8,806,862	—	8,806,862
Electrical Equipment	851,426	3,916,432	—	4,767,858
Electronic Equipment, Instruments & Components	1,154,222	24,483,042	—	25,637,264
Energy Equipment & Services	3,364,007	8,190,419	—	11,554,426
Equity Real Estate Investment Trusts (REITs)	2,877,022	17,638,571	—	20,515,593
Food Products	140,131	24,811,298	—	24,951,429
Health Care Equipment & Supplies	6,145,770	13,271,775	—	19,417,545
Hotels, Restaurants & Leisure	2,794,758	11,322,002	—	14,116,760
Household Durables	11,982,059	—	—	11,982,059
Independent Power and Renewable Electricity Producers	—	2,438,128	—	2,438,128
Insurance	2,455,246	9,109,307	—	11,564,553
Internet & Direct Marketing Retail	—	640,253	—	640,253
Internet Software & Services	—	8,769,671	—	8,769,671
IT Services	4,151,026	14,785,413	—	18,936,439
Life Sciences Tools & Services	—	6,961,288	—	6,961,288
Machinery	861,840	16,675,846	—	17,537,686
Marine	7,106,928	1,617,052	—	8,723,980
Media	2,720,018	24,189,077	—	26,909,095
Metals & Mining	3,493,838	8,950,395	—	12,444,233
Multiline Retail	—	13,493,041	—	13,493,041
Multi-Utilities	4,808,899	—	—	4,808,899
Oil, Gas & Consumable Fuels	2,712,672	11,730,006	—	14,442,678
Paper & Forest Products	—	2,605,743	—	2,605,743
Personal Products	—	5,241,071	—	5,241,071
Pharmaceuticals	1,990,201	4,808,313	—	6,798,514

119

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Professional Services	$—	$4,950,862	$—	$4,950,862
Real Estate Management & Development	11,493,263	8,245,016	—	19,738,279
Road & Rail	239,376	3,001,503	—	3,240,879
Semiconductors & Semiconductor Equipment	999,256	27,650,455	—	28,649,711
Software	—	8,577,186	—	8,577,186
Specialty Retail	3,861,706	15,091,135	—	18,952,841
Technology Hardware, Storage & Peripherals	—	799,880	—	799,880
Textiles, Apparel & Luxury Goods	4,237,592	9,178,955	—	13,416,547
Thrifts & Mortgage Finance	—	4,068,595	—	4,068,595
Trading Companies & Distributors	244,869	8,810,322	—	9,055,191
Transportation Infrastructure	384,005	2,959,304	—	3,343,309
Wireless Telecommunication Services	—	3,905,069	—	3,905,069
Total Common Stocks	$112,052,350	$439,242,221	$—	$551,294,571
Exchange Traded Fund	5,633,819	—	—	5,633,819
Investment Company	1,474,922	—	—	1,474,922
Repurchase Agreement	—	16,998,495	—	16,998,495
Rights	—	6,308	—	6,308
Total	$119,161,091	$456,247,024	$—	$575,408,115

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	Swap contracts are included in the table at value, with the exception of centrally cleared credit default swap contracts which are included in the table at unrealized appreciation/(depreciation).

Transfers between levels are recognized as of the beginning of the reporting period.

(a)	During the six months ended April 30, 2017, Emerging Markets Equity had two transfers of international common stocks from Level 1 to Level 2. The total market value of the two investments at the time of the transfer and at April 30, 2017, was $2,036,525 and $1,636,829, respectively. Each investment was previously valued using the last quoted sales price from the local exchange on which it traded, resulting in a Level 1 classification. At April 30, 2017, the Fund valued each of these securities using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in a Level 2 classification.

(b)	During the six months ended April 30, 2017, Emerging Markets Equity had five transfers of international common stocks from Level 2 to Level 1. The total market value of the five investments at the time of the transfer and at April 30, 2017, was $6,146,174 and $7,821,880, respectively. Each investment was previously valued using the last quoted sales price from the local exchange on which it traded and applying a fair value factor received from an independent fair value pricing service, resulting in a Level 2 classification. At April 30, 2017, the Fund valued each of these securities using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service without a fair value factor, resulting in a Level 1 classification.

(c)	During six months ended April 30, 2017, International Equities had a transfer of an international common stock from Level 1 to Level 2. The market value at the time of the transfer and at April 30, 2017, was $1,365,984 and $ 2,198,554, respectively. The investment was previously valued using the last quoted sales price from the local exchange on which it traded, resulting in the Level 1 classification. At April 30, 2017, the Fund valued this security using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification.

(d)

During the six months ended April 30, 2017, International Equities had five transfers of international common stocks from Level 2 to Level 1. The total market value of the five investments at the time of the transfer and at April 30, 2017, was $ 9,633,522 and $12,841,426, respectively. Each investment was previously valued using the last quoted sales price from the local exchange on which it traded and applying a fair value factor received from

120

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

an independent fair value pricing service, resulting in a Level 2 classification. At April 30, 2017, the Fund valued each of these securities using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service without a fair value factor, resulting in a Level 1 classification.

During the six months ended April 30, 2017, with the exception of Emerging Markets Equity and International Equities, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the six months ended April 30, 2017, Global Equity held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

Global Equity

	Common Stock	Total
Balance as of 10/31/16	$16,305	$16,305
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	—	—
Change in Net Appreciation/(Depreciation)	(16,305)	(16,305)
Purchases	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 04/30/17	$—	$—
Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 04/30/2017*	$(16,305)	$(16,305)

Amounts designated as “—” are zero or have been rounded to zero.

*	Included in the Statement of Operations under “Net change in unrealized appreciation/(depreciation) from investments.”

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies.” if applicable.

121

Notes to Financial Statements (Continued)

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(c)	Options

World Bond has long positions in options on foreign currency futures contracts. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated. The purchase of put options serves as a short hedge.

Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, and otherwise at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. Options that expire unexercised have no value. The Fund uses only American-style options, which can be exercised at any time prior to the expiration date of the option. This is in contrast to European-style options which can only be exercised at expiration of the option.

A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

World Bond’s purchased options are disclosed in the Statement of Operations under “Net realized losses from investment transactions.”

(d)	Swap Contracts

Credit Default Swaps — Strategic Income, World Bond and Emerging Markets Debt entered into credit default swap contracts during the six months ended April 30, 2017. Credit default swap contracts are either privately negotiated agreements between a Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

Strategic Income utilized credit default swap contracts to manage broad credit market spread exposure. World Bond has positions in credit default swap contracts to manage broad credit market spread exposure. Emerging Markets Debt used credit default swap contracts to create synthetic long and short exposure to sovereign debt securities. Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts. Upfront premiums received or paid at the beginning of the initiation period are included in the Statement of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Variation margin payable/receivable on centrally cleared credit default swap contracts” for centrally cleared swaps. These upfront premiums are amortized and accredited daily and are recorded as realized gains or losses on the Statement of Operations upon maturity or termination of the credit default swap contract.

As the protection buyer in a credit default swap contract, a Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, a Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, a Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.

As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However,

122

Notes to Financial Statements (Continued)

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a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a Fund keeps the stream of payments and would have no payment of obligations.

If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap.

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing a Fund’s investments as of April 30, 2017 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps — Emerging Markets Debt entered into interest rate swaps to hedge against investment risks, to manage portfolio duration, to obtain exposure to the investment characteristics of certain bonds or groups of bonds, and/or to otherwise increase returns. Interest rate swaps are swaps contracts in which the parties exchange their rights to receive payments on a security or other reference rate. For example, the parties might swap the right to receive floating rate payments for the right to receive fixed rate payments. The Fund has segregated liquid assets to cover its obligations under the interest rate swap contract.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon payment or receipt of accrued interest. The Fund will realize a gain or loss when the interest rate swap is terminated. The use of interest rate swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the Fund. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the Fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the Fund’s initial investment. Interest rate swaps are marked-to-market daily based on valuations from an independent pricing service. Interest rate swaps are generally categorized as Level 2 investments within the hierarchy

(e)	Forward Foreign Currency Contracts

The Funds are subject to foreign currency exchange risk in the normal course of pursuing their objective(s). Global High Yield, Strategic Income, and International Equities, entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. World Bond has positions in forward foreign currency contracts to manage currency exposures and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Emerging Markets Debt entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency, to express

123

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

a view on a foreign currency vs the U.S. dollar or other foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Funds’ forward foreign currency contracts are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/ (depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts,” if applicable.

(f)	Futures Contracts

Strategic Income is subject to interest rate risk and World Bond is subject to interest rate and foreign currency exchange risk in the normal course of pursuing their objective(s). Strategic Income entered into financial futures contracts (“futures contracts”) to gain exposure to and/or hedge against changes in interest rates. World Bond has positions in financial futures contracts (“futures contracts”) to gain exposure to and/or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets.

A Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

124

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

The following tables provide a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2017:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of April 30, 2017

Global High Yield

Liabilities:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(61,185)
Total		$(61,185)

Strategic Income

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts(a)
Interest rate risk	Unrealized appreciation from futures contracts	$32,571
Total		$32,571
Liabilities:
Swap Contracts(b)
Credit risk	Swap contracts, at value	$(40,500)
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	(12,024)
Futures Contracts(a)
Interest rate risk	Unrealized depreciation from futures contracts	(124,346)
Total		$(176,870)

World Bond

Assets:	Statement of Assets & Liabilities	Fair Value
Purchased Options(c)
Currency risk	Investments, at value	$19,300
Swap Contracts(b)
Credit risk	Swap contracts, at value	43,843
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	150,930
Futures Contracts(a)
Interest rate risk	Unrealized appreciation from futures contracts	59,993
Total		$274,066

125

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Liabilities:	Statement of Assets & Liabilities	Fair Value
Swap Contracts(b)
Credit risk	Swap contracts, at value	$(25,014)
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	(155,983)
Futures Contracts(a)
Interest rate risk	Unrealized depreciation from futures contracts	(222,590)
Currency risk	Unrealized depreciation from futures contracts	(19,732)
Total		$(423,319)

International Equities

Liabilities:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(366,022)
Total		$(366,022)

Emerging Markets Debt

Assets:	Statement of Assets & Liabilities	Fair Value
Swap Contracts(b)
Credit risk	Swap contracts, at value	$399,835
Interest rate risk	Swap contracts, at value	163,789
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	232,710
Total		$796,334
Liabilities:
Swap Contracts(b)
Interest rate risk	Swap contracts, at value	$(74,463)
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	(297,748)
Total		$(372,211)

(a)	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

(b)	Swap contracts are included in the table at value, with the exception of centrally cleared credit default swap contracts and centrally cleared interest rate swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared credit default swaps and centrally cleared interest rate swaps, only the variation margin on swap contracts is reported in the Statement of Assets and Liabilities.

126

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2017

Global High Yield

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts
Currency risk	$(414,513)
Total	$(414,513)

Strategic Income

Realized Gain/(Loss):	Total
Swap Contracts
Credit risk	$(161,579)
Forward Foreign Currency Contracts
Currency risk	(92,512)
Futures Contracts
Interest rate risk	252,339
Total	$(1,752)

World Bond

Realized Gain/(Loss):	Total
Swap Contracts
Credit risk	$(2,559)
Forward Foreign Currency Contracts
Currency risk	426,361
Futures Contracts
Interest rate risk	262,760
Currency risk	268,652
Total	$955,214

International Equities

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts
Currency risk	$701,078
Total	$701,078

Emerging Markets Debt

Realized Gain/(Loss):	Total
Swap Contracts
Credit risk	$(181,015)
Interest rate risk	127
Forward Foreign Currency Contracts
Currency risk	406,201
Futures Contracts
Interest rate risk	(20,935)
Total	$204,378

127

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended April 30, 2017

Global High Yield

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts
Currency risk	$72,350
Total	$72,350

Strategic Income

Unrealized Appreciation/(Depreciation):	Total
Swap Contracts
Credit risk	$(42,258)
Forward Foreign Currency Contracts
Currency risk	517
Futures Contracts
Interest rate risk	(184,857)
Total	$(226,598)

World Bond

Unrealized Appreciation/(Depreciation):	Total
Purchased Options(a)
Currency risk	$(14,300)
Swap Contracts
Credit risk	18,602
Forward Foreign Currency Contracts
Currency risk	(80,198)
Futures Contracts
Interest rate risk	(238,102)
Currency risk	(258,065)
Total	$(572,063)

International Equities

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts
Currency risk	$(1,113,749)
Total	$(1,113,749)

Emerging Markets Debt

Unrealized Appreciation/(Depreciation):	Total
Swap Contracts
Credit risk	$(94,101)
Interest rate risk	89,326
Forward Foreign Currency Contracts
Currency risk	40,768
Total	$35,993

128

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

(a)	Change in unrealized appreciation/(depreciation) from purchased options is included in “Net change in unrealized appreciation/(depreciation) from investments”.

The following tables provide a summary of the Funds’ average volume of derivative instruments held during the six months ended April 30, 2017:

Global High Yield

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Sold	$25,162,849

Strategic Income

Centrally Cleared Credit Default Swaps:
Average Notional Balance — Buy Protection	$5,500,000

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Sold	$2,649,759

Futures Contracts:
Average Notional Balance Long	$4,112,378
Average Notional Balance Short	$9,870,809

World Bond

Options:
Average Value Purchased(a)	$18,950
Average number of purchased option contracts(a)	14

Centrally Cleared Credit Default Swaps:
Average Notional Balance — Buy Protection(b)	$2,000,000
Average Notional Balance — Sell Protection	$1,060,041

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$7,857,040
Average Settlement Value Sold	$20,825,923

Futures Contracts:
Average Notional Balance Long	$9,068,504
Average Notional Balance Short	$21,280,843

International Equities

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Sold	$16,286,096

129

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Emerging Markets Debt

Interest Rate Swaps:
Average Notional Balance — Receive Fixed Rate(c)	$4,608,435
Average Notional Balance — Pay Fixed Rate(d)	$12,101,151

Credit Default Swaps:
Average Notional Balance — Buy Protection	$12,338,346
Average Notional Balance — Sell Protection	$5,571,429

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$42,283,375
Average Settlement Value Sold	$30,163,957

(a)	World Bond entered into purchased options from January 12, 2017 through April 30, 2017.

(b)	World Bond entered into buy protection centrally cleared credit default swaps from December 12, 2016 through April 30, 2017.

(c)	Emerging Markets Debt entered into receive fixed rate interest rate swaps from November 21, 2016 through April 30, 2017.

(d)	Emerging Markets Debt entered into pay fixed rate interest rate swaps from February 1, 2017 through April 30, 2017.

The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution. At April 30, 2017, Strategic Income has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

For financial reporting purposes Global High Yield, Strategic Income, and Emerging Markets Debt do not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of Assets and Liabilities.”

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The following tables set forth Global High Yield, Strategic Income, World Bond, International Equities, and Emerging Markets Debt’s net exposure by counterparty for forward foreign currency contracts and credit default swap contracts that are subject to enforceable master netting arrangements or similar arrangements as of April 30, 2017:

Global High Yield

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Derivative Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$(61,185)	$—	$(61,185)
Total	$(61,185)	$—	$(61,185)

Amounts designated as “—” are zero.

Financial Liabilities, Derivative Liabilities and Collateral Pledged to Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America NA	$(61,185)	$—	$—	$(61,185)
Total	$(61,185)	$—	$—	$(61,185)

Amounts designated as “—” are zero.

*	At April 30, 2017, the value of the collateral pledged exceeded the amount of the Fund’s derivative liabilities.

Strategic Income

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Derivative Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$(12,024)	$—	$(12,024)
Total	$(12,024)	$—	$(12,024)

Amounts designated as “—” are zero.

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Financial Liabilities, Derivative Liabilities and Collateral Pledged to Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Bank of America NA	$(12,024)	$—	$—	$(12,024)
Total	$(12,024)	$—	$—	$(12,024)

Amounts designated as “—” are zero.

World Bond

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Derivative Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$150,930	$—	$150,930
Total	$150,930	$—	$150,930

Amounts designated as “—” are zero.

Financial Assets, Derivative Assets and Collateral Pledged by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$149,662	$(149,662)	$—	$—
JPMorgan Chase Bank	1,268	—	—	1,268
Total	$150,930	$(149,662)	$—	$1,268

Amounts designated as “—” are zero.

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Derivative Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$(155,983)	$—	$(155,983)
Total	$(155,983)	$—	$(155,983)

Amounts designated as “—” are zero.

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Financial Liabilities, Derivative Liabilities and Collateral Pledged to Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank PLC	$(155,983)	$149,662	$—	$(6,321)
Total	$(155,983)	$149,662	$—	$(6,321)

Amounts designated as “—” are zero.

International Equities

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Derivative Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$(366,022)	$—	$(366,022)
Total	$(366,022)	$—	$(366,022)

Amounts designated as “—” are zero.

Financial Liabilities, Derivative Liabilities and Collateral Pledged to Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Brown Brothers Harriman & Co.	$(366,022)	$—	$—	$(366,022)
Total	$(366,022)	$—	$—	$(366,022)

Amounts designated as “—” are zero.

Emerging Markets Debt

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Derivative Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Swap Contracts	$191,731	$—	$191,731
Forward Foreign Currency Contracts	232,710	—	232,710
Total	$424,441	$—	$424,441

Amounts designated as “—” are zero.

133

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

Financial Assets, Derivative Assets and Collateral Pledged by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$36,487	$(36,487)	$—	$—
Credit Agricole SA	77,431	—	—	77,431
HSBC Bank PLC	134,171	(134,171)	—	—
JPMorgan Chase Bank	164,039	(119,292)	—	44,747
Royal Bank of Canada	12,259	(5,261)	—	6,998
Total	$424,387	$(295,211)	$—	$129,176

Amounts designated as “—” are zero.

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Derivative Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities
Swap Contracts	$(118,990)	$—	$(118,990)
Forward Foreign Currency Contracts	(297,748)	—	(297,748)
Total	$(416,738)	$—	$(416,738)

Amounts designated as “—” are zero.

Financial Liabilities, Derivative Liabilities and Collateral Pledged to Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank PLC	$(67,948)	$36,487	$—	$(31,461)
HSBC Bank PLC	(224,237)	134,171	—	(90,066)
JPMorgan Chase Bank	(119,292)	119,292	—	—
Royal Bank of Canada	(5,261)	5,261	—	—
Total	$(416,738)	$295,211	$—	$(121,527)

Amounts designated as “—” are zero.

(g)	Securities Lending

During the six months ended April 30, 2017, Global High Yield, Strategic Income, Emerging Markets Equity, International Equities, Global Equity and International Small Cap entered into securities lending transactions. To

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generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.

Brown Brothers Harriman & Co. (“BBH”) serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.

The Funds receive payments from BBH equivalent to any dividends or interest while on loan, in lieu of income which is included as “Dividend income” or “Interest income” on the Statement of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on the difference between the income earned on the investment of cash collateral received from borrowers and the cash collateral fee, or a percentage of the loan fee charged to the borrower with respect to the receipt of non-cash collateral.

In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2017, which were comprised of cash, were as follows:

Fund	Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Global High Yield	$8,738,082
Strategic Income	510,023
World Bond	—
Emerging Markets Equity	2,284,664
International Equities	10,030,692
Emerging Markets Debt	—
Global Equity	372,337
International Small Cap	18,473,417

Amounts designated as “—” are zero.

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Investments Money Market Government Portfolio, Institutional Class and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to the Statement of Investments.

The Securities Lending Agency Agreement between the Trust and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of

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the replacement securities. If, despite such efforts by BBH to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Agency Agreement.

At April 30, 2017, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.

At April 30, 2017, Strategic Income and Emerging Markets Equity did not have any portfolio securities on loan.

(h)	Joint Repurchase Agreements

During the six months ended April 30, 2017, Global High Yield, Strategic Income, Emerging Markets Equity, International Equities, Global Equity and International Small Cap, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

At April 30, 2017, the joint repo on a gross basis was as follows:

Royal Bank of Canada, 0.77%, dated 04/28/17, due 05/01/17, repurchase price $271,717,432, collateralized by U.S. Treasury Notes, ranging from 1.13% - 1.50%, maturing 5/31/20 - 02/28/21; total market value $277,245,223.

At April 30, 2017, the Funds’ investment in the joint repo was subject to an enforceable netting arrangement. The Funds’ proportionate holding in the joint repo was as follows:

					Gross Amounts not Offset in the Statement of Assets and Liabilities
Fund	Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
Global High Yield	Royal Bank of Canada	$8,040,431	$—	$8,040,431	$(8,040,431)	$—
Strategic Income	Royal Bank of Canada	469,302	—	469,302	(469,302)	—
Emerging Markets Equity	Royal Bank of Canada	2,102,256	—	2,102,256	(2,102,256)	—
International Equities	Royal Bank of Canada	9,229,839	—	9,229,839	(9,229,839)	—
Global Equity	Royal Bank of Canada	342,609	—	342,609	(342,609)	—
International Small Cap	Royal Bank of Canada	16,998,495	—	16,998,495	(16,998,495)	—

Amounts designated as “—” are zero.

136

Notes to Financial Statements (Continued)

April 30, 2017 (Unaudited)

*	At April 30, 2017, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repo. Please refer to the Statement of Investments for each Fund’s undivided interest in the joint repo and related collateral.

At April 30, 2017, World Bond and Emerging Markets Debt did not hold any repurchase agreements.

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

(j)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid monthly for Global High Yield, Strategic Income, World Bond, and Emerging Markets Debt, and are declared and paid quarterly for Emerging Markets Equity, International Equities, Global Equity and International Small Cap. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(k)	Federal Income Taxes

Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Each Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

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Notes to Financial Statements (Continued)

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(l)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3. Transactions	with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each the Funds as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

As of April 30, 2017, the subadviser for each Fund is as follows:

Fund	Subadviser
Global High Yield	Amundi Smith Breeden, LLC (“Amundi”)
Strategic Income	Amundi
World Bond	Amundi
Emerging Markets Equity	Bailard, Inc. (“Bailard”)
International Equities	Bailard
Emerging Markets Debt	Standard Life Investments (Corporate Funds) Limited
Global Equity	UBS Asset Management (Americas) Inc.
International Small Cap	Wellington Management Company LLP

Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2017, the Funds paid investment advisory fees to NFA according to the schedule below.

Fund	Fee Schedule	Advisory Fee (annual rate)
Global High Yield	All Assets	0.64%
Strategic Income	All Assets	0.56%
World Bond	All Assets	0.54%
Emerging Markets Equity	$0 up to $200 million	1.00%
	$200 million and more	0.97%
International Equities	$0 up to $1 billion	0.75%
	$1 billion and more	0.70%
Emerging Markets Debt	All Assets	0.70%
Global Equity	$0 up to $250 million	0.75%
	$250 million up to $500 million	0.70%
	$500 million up to $1 billion	0.68%
	$1 billion and more	0.65%
International Small Cap	$0 up to $500 million	0.95%
	$500 million up to $1 billion	0.925%
	$1 billion and more	0.90%

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April 30, 2017 (Unaudited)

For the six months ended April 30, 2017, the effective advisory fee rates were as follows:

Fund	Effective Advisory Fee Rate Before Expense Reimbursements	Effective Advisory Fee Rate After Expense Reimbursements
Global High Yield	0.64%	0.54%
Strategic Income	0.56	0.00
World Bond	0.54	0.00
Emerging Markets Equity	1.00	0.89
International Equities	0.75	0.75
Emerging Markets Debt	0.70	0.60
Global Equity	0.75	0.51
International Small Cap	0.94	0.91

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits Funds’ operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the table below until February 28, 2018.

Fund	Classes	Amount (annual rate)
Global High Yield	All Classes	0.70%
Strategic Income	All Classes	0.67
World Bond	All Classes	0.65
Emerging Markets Equity	All Classes	1.10
International Equities	All Classes	1.10	(a)
Emerging Markets Debt	All Classes	0.90
Global Equity	All Classes	0.95
International Small Cap	All Classes	0.99
(a)	For the period April 1, 2016 through April 30, 2017. Pursuant to an amendment to the Expense Limitation Agreement, the Fund’s class specific expense limitation was replaced with a Fund expense limitation effective April 1, 2016 through March 31, 2017.

Prior to April 1, 2016, the Trust and NFA had a written Expense Limitation Agreement that limited International Equities’ operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the following amounts:

Fund	Class A	Class C	Institutional Service Class	Institutional Class	Class M
International Equities	1.42%	2.10%	1.27%	1.10%	1.10%

NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the

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corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of April 30, 2017, the cumulative potential reimbursements for the Funds, listed by the period in which NFA waived fees or reimbursed expenses to the Funds are:

Fund	Fiscal Year 2014 Amount		Fiscal Year 2015 Amount	Fiscal Year 2016 Amount		Six Months Ended April 30, 2017 Amount		Total
Global High Yield	N/A		N/A	$226,482	(a)	$73,727		$300,209
Strategic Income	N/A		N/A	254,322	(a)	84,152		338,474
World Bond	N/A		N/A	60,227	(b)	142,491		202,718
Emerging Markets Equity	$154,262	(c)	$186,838	155,581		69,939		566,620
International Equities(d)	—		—	—		—		—
Emerging Markets Debt	N/A		N/A	105,658	(e)	46,918		152,576
Global Equity	148,288		121,423	141,304		64,223		475,238
International Small Cap	N/A		N/A	N/A		34,853	(f)	34,853

N/A—Not Applicable.

Amounts designated as “—” are zero or have been rounded to zero.

(a)	For the period from November 3, 2015 (commencement of operations) through October 31, 2016.

(b)	For the period from September 16, 2016 (commencement of operations) through October 31, 2016.

(c)	For the period from April 1, 2014 (commencement of operations) through October 31, 2014.

(d)	NFA has agreed with the Board of Trustees, NFA will not seek recoupment of fees waived prior to April 1, 2016.

(e)	For the period from March 1, 2016 (commencement of operations) through October 31, 2016.

(f)	For the period from December 30, 2016 (commencement of operations) through April 30, 2017.

During the six months ended April 30, 2017, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a

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Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

For the six months ended April 30, 2017, NFM earned $575,649 in fees from the Funds under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $6 to $21 per customer per year.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2017, the Funds’ aggregate portion of such costs amounted to $2,347.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as follows:

●	0.25% of the average daily net assets of Class A shares of each Fund (distribution or service fee)
●	1.00% of the average daily net assets of Class C shares of each Fund (0.75% of which may be a distribution fee and 0.25% service fee)

Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. Emerging Markets Equity, International Equities, Global Equity and International Small Cap Class A sales charges range from 0.00% to 5.75%, and Global High Yield, Strategic Income, World Bond and Emerging Markets Debt Class A sales charges range from 0.00% to 2.25% based on the amount of the purchase. During the six months ended April 30, 2017, the Funds imposed front-end sales charges of $43,960. From these fees, NFD retained a portion amounting to $6,187.

NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions, and Class C shares made within 1 year of purchase. Applicable Class A CDSCs are 1.00% for Emerging Markets Equity, International Equities, Global Equity and International Small Cap. Applicable Class A CDSCs are 0.75% for Global High Yield, Strategic Income, World Bond and Emerging Markets Debt. Class C CDSCs are 1.00% for all Funds. During the six months ended April 30, 2017, the Funds did not impose any CDSCs.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions that agree to provide administrative support services to the

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shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A, Class C, and Institutional Service Class shares of each of the Funds.

For the six months ended April 30, 2017, the effective rates for administrative services fees were as follows:

Fund	Class A	Class C	Institutional Service Class
Global High Yield	—%	—%	—%
Strategic Income	—	—	—
World Bond	0.25	0.25	0.25
Emerging Markets Equity	0.01	0.02	0.1
International Equities	0.11	0.12	0.12
Emerging Markets Debt	—	—	—
Global Equity	0.17	0.18	0.11
International Small Cap	0.15	N/A	0.14

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended April 30, 2017, each Fund’s total administrative servicing fees were as follows:

Fund	Amount
Global High Yield	$—
Strategic Income	—
World Bond	386
Emerging Markets Equity	149
International Equities	35,604
Emerging Markets Debt	—
Global Equity	38,960
International Small Cap	14

Amounts designated as “—” are zero or have been rounded to zero.

As of April 30, 2017, NFA or its affiliates directly held the percentage indicated below of the shares outstanding of the applicable Fund.

Fund	% of Shares Outstanding Owned
Global High Yield	99.57%
Strategic Income	99.70
World Bond	—
Emerging Markets Equity	78.31
International Equities	—
Emerging Markets Debt	99.95
Global Equity	—
International Small Cap	100.00

Amounts designated as “—” are zero or have been rounded to zero.

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4.  Line of Credit

The Trust and NVIT (together, the “Trusts”) have entered into a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held or owing by such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 13, 2017. During the six months ended April 30, 2017, the Funds had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended April 30, 2017, purchases and sales of securities (excluding short-term securities) were as follows:

Fund	Purchases*	Sales*
Global High Yield	$97,860,991	$115,722,945
Strategic Income	27,105,799	25,086,325
World Bond	9,100,063	7,636,551
Emerging Markets Equity	70,440,410	35,471,773
International Equities	177,055,356	163,220,969
Emerging Markets Debt	51,027,640	52,716,988
Global Equity	10,400,863	13,888,326
International Small Cap	610,177,421	90,180,003
*	Includes purchases and sales of long-term U.S. Government securities, if any.

For the six months ended April 30, 2017, purchases and sales of U.S. Government securities (excluding short-term securities) were as follows:

Fund	Purchases	Sales
World Bond	$2,115,867	$699,043

6.  Portfolio Investment Risks

Risks Associated with Credit and Emerging Markets

Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Funds’ investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.

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Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Other

The Trust may invest through an omnibus account at BBH any cash collateral received from securities lending on a daily basis in the Fidelity Investments Money Market Government Portfolio, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Investments Money Market Government Portfolio, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Investments Money Market Government Portfolio, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In October 2016, the SEC voted to adopt changes to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open end mutual funds and exchange traded funds. The new rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. Most funds will be required to comply with the liquidity risk management program requirements on December 1, 2018. The final amendments to modernize and enhance reporting become effective June 1, 2018. Management is currently evaluating the implications of these enhancements and their impact on financial statement disclosures and reporting requirements.

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9.  Other

As of April 30, 2017, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed below.

Fund	% of Shares	Number of Accounts
Global High Yield	89.54%	4	(a)
Strategic Income	99.70	1	(a)
World Bond	99.95	1
Emerging Markets Equity	93.33	4
International Equities	38.76	2
Emerging Markets Debt	87.09	3	(a)
Global Equity	51.57	1
International Small Cap	74.77	5	(a)
(a)	Each such account is the account of an affiliated fund.

10.  Recaptured Brokerage Commissions

The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Funds’ Statement of Operations. During the six months ended April 30, 2017, the Funds recaptured the following amounts of brokerage commissions:

Fund	Amount
International Small Cap	$112

11.  Federal Tax Information

As of April 30, 2017, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global High Yield	$150,092,105	$6,273,408	$(909,454)	$5,363,954
Strategic Income	28,005,418	1,047,087	(186,157)	860,930
World Bond	34,256,649	267,787	(620,485)	(352,698)
Emerging Markets Equity	140,602,442	25,065,929	(3,925,010)	21,140,919
International Equities	353,528,254	65,880,346	(7,072,962)	58,807,384
Emerging Markets Debt	89,203,563	3,721,855	(567,216)	3,154,639
Global Equity	46,901,024	8,392,093	(1,155,293)	7,236,800
International Small Cap	541,799,422	41,606,414	(7,997,721)	33,608,693

12.  Subsequent Events

Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Nationwide Amundi Global High Yield Fund

Nationwide Amundi Strategic Income Fund

Nationwide Bailard Cognitive Value Fund

Nationwide Bailard Emerging Markets Equity Fund

Nationwide Bailard International Equities Fund

Nationwide Bailard Technology & Science Fund

Nationwide Bond Fund

Nationwide Core Plus Bond Fund

Nationwide Emerging Markets Debt Fund

Nationwide Fund

Nationwide Global Equity Fund

Nationwide Government Bond Fund

Nationwide Growth Fund

Nationwide Geneva Mid Cap Growth Fund

Nationwide Geneva Small Cap Growth Fund

Nationwide High Yield Bond Fund

Nationwide HighMark California Intermediate Tax Free Bond Fund

Nationwide HighMark Bond Fund

Nationwide HighMark Large Cap Core Equity Fund

Nationwide HighMark National Intermediate Tax Free Bond Fund

Nationwide HighMark Short Term Bond Fund

Nationwide HighMark Small Cap Core Fund

Nationwide Inflation-Protected Securities Fund

Nationwide Government Money Market Fund

Nationwide Portfolio Completion Fund

Nationwide Small Company Growth Fund

Nationwide U.S. Small Cap Value Fund

Nationwide Ziegler Equity Income Fund

Nationwide Ziegler Wisconsin Tax Exempt Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2017 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

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●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2016) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds and multi-manager funds;

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●	Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements;

●	Information regarding payments to financial intermediaries; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2017, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2017 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendations with respect to the renewal of the Advisory Agreements and the bases for those recommendations. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2017 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2017 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2017 Board meeting, the Trustees met in person with the Adviser, Trust counsel, Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to requests made by the Trustees in connection with the January 2017 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser, and the Adviser’s and the Sub-Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

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●	The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis;

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

In their consideration of the sub-advisory agreement with HighMark Capital Management, Inc. (“HighMark”), the Trustees considered information provided by the Adviser regarding the Adviser’s business relations with the HighMark organization. The Trustees considered that the Adviser has agreed, through September 2018, to pay HighMark a termination fee if it terminates or recommends termination of HighMark as a Sub-Adviser to a Fund, other than the Nationwide HighMark Bond Fund, and considered the potential conflict of interest presented by that agreement. The Trustees noted the Adviser’s statements that the termination fee would not apply in the case of any termination for cause, such as failure of a Fund to meet certain performance standards, and the Adviser’s statement that it will apply the same standards in its oversight of HighMark that it applies to all other Sub-Advisers.

Funds without identified performance or expense challenges

Nationwide Amundi Global High Yield Fund, Nationwide Amundi Strategic Income Fund, Nationwide Bailard Cognitive Value Fund, Nationwide Bailard International Equities Fund, Nationwide Bailard Technology & Science Fund, Nationwide Fund, Nationwide Government Bond Fund, Nationwide Growth Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide HighMark Large Cap Core Equity Fund, Nationwide HighMark Short Term Bond Fund, Nationwide Inflation-Protected Securities Fund, and Nationwide Ziegler Equity Income Fund.

Performance

The Trustees noted that each of these Funds, except for the Nationwide Amundi Global High Yield Fund and Nationwide Amundi Strategic Income Fund, ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period with respect to Nationwide HighMark Large Cap Core Equity Fund, Nationwide HighMark Short Term Bond Fund, and Nationwide Ziegler Equity Income Fund, each of which commenced operations in September 2013). As to Nationwide Amundi Global High Yield Fund and Nationwide Amundi Strategic Income Fund, the Trustees considered that each Fund had only been in operation for a relatively short period of time as each Fund commenced operations in November 2015, and as a result they made no formal performance determination with respect to those Funds.

Actual Advisory Fee and Total Expense Ratio

The Trustees also noted that the actual advisory fee rate and total expense ratio (including 12b-1/non-12b-1 fees) for each of these Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Broadridge expense group.

The Trustees determined that each Fund’s levels of performance and expenses generally supported a recommendation to continue the Fund’s Advisory Agreements.

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Funds with expense challenges but without identified performance challenges

Nationwide Core Plus Bond Fund, Nationwide Emerging Markets Debt Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide HighMark Bond Fund, Nationwide HighMark Small Cap Core Fund, Nationwide Government Money Market Fund, Nationwide Small Company Growth Fund, and Nationwide U.S. Small Cap Value Fund.

Performance

The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period for Nationwide HighMark Bond Fund and Nationwide HighMark Small Cap Core Fund). As to Nationwide Emerging Markets Debt Fund, the Trustees considered that the fund had commenced operations in February 2016 and additional time would be necessary to evaluate its performance. The Trustees determined that each Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

Actual Advisory Fee and Total Expense Ratio

The Trustees noted that each Fund’s actual advisory fee rate did not rank within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered, however, that the total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) for each Fund, except for Nationwide HighMark Small Cap Core Fund and Nationwide Government Money Market Fund, ranked within the top three quintiles of the Fund’s Broadridge expense group.

Nationwide Core Plus Bond Fund and Nationwide Emerging Markets Debt Fund. The Trustees noted the Adviser’s statement that each Fund’s actual advisory fee, although in the fourth comparative quintile, was less than one basis point above the 60th percentile of its Broadridge expense group.

Nationwide Geneva Small Cap Growth Fund. The Trustees noted the Adviser’s statement that the Fund’s actual advisory fee, although in the fourth comparative quintile, was 2.9 basis points above the 60th percentile of its Broadridge expense group.

Nationwide HighMark Small Cap Core Fund. The Trustees considered that the Adviser had agreed to implement a five-basis point reduction in the Fund’s advisory fee effective May 1, 2017, which, according to the Adviser, would have caused the Fund’s actual advisory fee and total expense ratio to be ranked within the top three quartiles of the Fund’s Broadridge expense group, if the reduction had been in effect for the measuring period.

Nationwide HighMark Bond Fund. The Trustees considered that the Adviser had agreed to implement a three-basis point reduction in the Fund’s advisory fee effective May 1, 2017, which, according to the Adviser, would have caused the Fund’s actual advisory fee to be ranked within the top three quartiles of the Fund’s Broadridge expense group, if the reduction had been in effect for the measuring period.

Nationwide Government Money Market Fund. The Trustees considered that the Adviser had implemented a ten-basis point advisory fee reduction in connection with the Fund’s transition to a government money market fund effective March 9, 2017, and reported to the Trustees that it would continue to review the expenses of the Fund in the coming year in light of developments in the market for comparable funds.

Nationwide Small Company Growth Fund. The Trustees noted the Adviser’s statement that the Fund’s actual advisory fee, although in the fourth comparative quintile, was just over two basis points basis points above the 60th percentile of its Broadridge expense group.

Nationwide U.S. Small Cap Value Fund. The Trustees considered that the Adviser had agreed to implement a five-basis point reduction in the Fund’s advisory fee effective May 1, 2017, which, according to the Adviser, would have caused the Fund’s actual advisory fee to be ranked within the top three quartiles of the Fund’s Broadridge expense group, if the reduction had been in effect for the measuring period.

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Funds with performance challenges but without identified expense challenges

Nationwide Bailard Emerging Markets Equity Fund, Nationwide Bond Fund, Nationwide Global Equity Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, Nationwide HighMark National Intermediate Tax Free Bond Fund, and Nationwide Portfolio Completion Fund.

Performance

The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016 (or the two-year period with respect to Nationwide Bailard Emerging Markets Equity Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, and Nationwide HighMark National Intermediate Tax Free Bond Fund, each of which commenced operations in 2014). In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Advisers’ portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance.

Nationwide Bailard Emerging Markets Equity Fund. The Trustees considered that the Fund has been in operation for less than a three-year period, and was being evaluated instead on the basis of its two-year performance. The Trustees considered the Adviser’s statements that the Fund had underperformed primarily due to the Sub-Adviser’s stock selections, but that the Sub-Adviser’s stock selection process had improved over time and that the Adviser continues to have confidence in the Sub-Adviser.

Nationwide HighMark California Intermediate Tax Free Bond Fund. The Trustees considered the Adviser’s statement that the Fund’s underperformance was due largely to its relatively conservative position in anticipation of rising interest rates and its bias to higher credits. They considered the Adviser’s statement that it considers the Sub-Adviser’s performance to be consistent with a core, high quality, low volatility investment approach. They also considered the Adviser’s statement that it would continue to monitor the Fund’s performance closely going forward.

Nationwide HighMark National Intermediate Tax Free Bond Fund. The Trustees considered the Adviser’s statements that the Fund underperformed largely due to its relatively defensive position as to interest rate risk, but that this portfolio position is generally consistent with the Fund’s core, high-quality, low-volatility approach. They also considered the Adviser’s statement that it would continue to monitor the Fund’s performance closely going forward.

Nationwide Bond Fund. The Trustees considered the Adviser’s statements that the Fund’s underperformance was the result of its sector allocations and the Fund’s relatively conservative allocations in a market that generally has rewarded more aggressive investment approaches, but that the Funds’ investments have performed appropriately in light of the Fund’s risk profile and investment strategy.

Nationwide Global Equity Fund. The Trustees considered the change in the Sub-Adviser’s investment management team in December 2015 and the Adviser’s statements regarding the Fund’s recent favorable investment performance under the new team’s investment strategy. The Trustees determined to monitor developments in respect of the Fund closely in light of its performance challenges.

Nationwide Portfolio Completion Fund. The Trustees noted that there are six asset classes represented within the Fund, selected by the Adviser to provide indirect exposure to alternative asset classes for funds-of-funds investing in this Fund. The Trustees considered the Adviser’s statements that the Fund is intended to provide diversifying exposures within the Nationwide funds-of-funds and that the Fund’s performance should be evaluated in light of that intention; and that the Fund’s assets allocated to the various alternative asset classes represented in the Fund’s portfolio performed in accordance with the Adviser’s expectations for this purpose.

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Actual Advisory Fees and Total Expense Ratio

The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Broadridge expense group.

Funds with performance and expense challenges

Nationwide High Yield Bond Fund and Nationwide Ziegler Wisconsin Tax Exempt Fund. The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2016. The Trustees noted that, although each Fund’s actual advisory fee rate ranked within the top three quintiles of the Fund’s Broadridge expense group, each Fund’s total expense ratio (including 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group.

Nationwide High Yield Bond Fund. As to the Fund’s performance, the Trustees took into consideration the Adviser’s observation that the Fund’s overweight and underweight allocations to the energy sector over the course of the reporting period and some difficulty managing significant outflows had resulted in underperformance relative to its peers. They noted the Adviser’s statement that it had determined to recommend replacing the Fund’s current Sub-Adviser in light of the Fund’s performance.

As to the Fund’s expenses, the Trustees noted the Adviser’s statement that the Fund’s total expense ratio (including 12b-1 fees/non-12b-1 fees) was less than one basis point above the 60th percentile of its Broadridge expense group.

Nationwide Ziegler Wisconsin Tax Exempt Fund. As to the Fund’s performance, the Trustees considered the Adviser’s statements that a substantial portion of the Fund’s underperformance was attributable to the Fund’s holdings of Puerto Rican bonds, which detracted significantly from performance, and that the Fund has reduced significantly its holdings in Puerto Rican bonds. They also considered the Adviser’s statement that the Fund’s performance improved significantly in the past year. They considered the Adviser’s view that the Fund continues to meet a market need, and the Adviser’s recommendation that no changes be implemented in respect of the Fund, although the Adviser will continue to monitor the Fund’s portfolio and performance closely.

As to the Fund’s expenses, the Trustees considered that the Fund’s actual advisory fee was ranked in the third quintile of its Broadridge expense group. The Trustees noted that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) ranked in the fifth quintile of the Fund’s Broadridge expense group. They noted in this regard the relatively small size of the Fund and the substantial fee waiver/expense limitation the Adviser has implemented for the Fund.

-    -    -

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of Nationwide Emerging Markets Debt Fund, Nationwide Amundi Strategic Income Fund, and Nationwide Amundi Global High Yield Fund, is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Trustees determined to continue to monitor the fees paid by Nationwide Emerging Markets Debt Fund, Nationwide Amundi Strategic Income Fund, and Nationwide Amundi Global High Yield Fund to determine whether breakpoints might be appropriate.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services

151

Supplemental Information (Continued)

April 30, 2017 (Unaudited)

provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

152

Management Information

April 30, 2017

Trustees and Officers of the Trust

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 53 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, One Nationwide Plaza, Columbus, OH 43215.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	112	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.

153

Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Paula H. J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	112

Director of

Dentsply

International,

Inc. (dental

products)

from 2002 to present, Ultralife

Batteries, Inc. from

2004 to 2010,

Albany International

Corp. (paper

industry)

from 2005 to 2013,

Terex Corporation

(construction

equipment) from 2004 to present, and Minerals

Technology,

Inc. (specialty chemicals) from 2005 to 2014.

					Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	112	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

154

Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	112	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	112	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	112	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

155

Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	112	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	112	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

156

Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	112

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide

Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation

2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

157

Management Information (Continued)

April 30, 2017

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Thomas R. Hickey 1952	Senior Vice President, Head of Asset Strategies and Portfolio Manager since December 2015	Mr. Hickey is Head of Asset Strategies and Portfolio Manager for the Nationwide Funds Group[2], and is an Associate Vice President of Nationwide Mutual Insurance Company[2].

158

Management Information (Continued)

April 30, 2017

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Christopher C. Graham 1971	Senior Vice President, Head of Investment Strategies and Chief Investment Officer since September 2016	Mr. Graham is Senior Vice President and Head of Investment Strategies for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

159

Market Index Definitions

Bloomberg Barclays Municipal Bond Index: An unmanaged, market value-weighted index of fixed-rate investment-grade municipal bonds with a minimum credit rating of Baa3 and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Bloomberg Barclays US 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Bloomberg Barclays US 10-20 Year Treasury Bond Index: An unmanaged index that measures the performance of US Treasury securities that have a remaining maturity of at least 10 years and less than 20 years.

Bloomberg Barclays Emerging Markets USD Aggregate Bond Index: An unmanaged index that tracks total returns for external-currency-denominated debt instruments of the emerging markets: Brady bonds, loans, eurobonds, and US dollar-denominated local market instruments.

Bloomberg Barclays US Aggregate Bond Index: An unmanaged, market value-weighted index of US dollar-denominated, investment-grade, fixed-rate, taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Bloomberg Barclays US Corporate High Yield Index: An unmanaged index comprising issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 (including defaulted issues) and at least one year to maturity.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World ex USA IndexSM: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI; excludes the United States.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

160

Market Index Definitions (con’t.)

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

161

Glossary

Definitions of some commonly used investment terms

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities their principal and earned interest.

Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed-income (bonds) and cash equivalents (money market securities).

Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Book value: A way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.

Bottom-up process: A method of investing that involves the selection of equity securities based on their individual attributes regardless of broader national or economic factors.

Common stock: Securities representing shares of ownership in a corporation.

Convertible securities: Debt securities that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. Frontier market countries typically are emerging market countries that are considered to be among the smallest, least mature and least liquid.

Equity securities: Securities that represent an ownership interest in the issuer. Common stock is the most common type of equity securities.

162

Glossary (con’t.)

Exchange-traded fund (ETF): A type of investment company that invests in equity or debt securities, often pursuing an index-based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as they are bought and sold.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times, and the principal at maturity.

Futures: Contracts that obligate the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on the underlying asset) at a specified price on the contract’s maturity date.

Growth style: Investing in equity securities of companies that the Fund’s manager believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Index-based strategy: Investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.

Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation, which means that the prices of goods and services are declining.

Inflation-protected securities: Fixed-income securities with principal and/or interest payments adjusted for inflation, unlike traditional fixed-income securities that make fixed principal and interest payments.

Investment grade: The four highest rating categories of nationally recognized statistical rating organizations, including Moody’s, Standard & Poor’s and Fitch.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Mortgage-backed securities: Fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

163

Glossary (con’t.)

Repurchase agreements: An agreement under which a fund enters into a contract with a broker-dealer or a bank for the purchase of securities, and in return the broker-dealer or bank agrees to repurchase the same securities at a specified date and price.

Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Subadviser: An asset management firm hired by a mutual fund’s advisor to handle the day-to-day management of the fund. The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in a fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.

Swap: An agreement that obligates two parties to exchange on specified dates series of cash flows that are calculated by reference to changes in a specified rate or the value of an underlying asset.

Top-down investment approach: A method of investing that involves: 1) determining the overall health of a country’s economy, 2) determining the strongest sectors within that economy, and 3) selecting securities within those sectors to potentially maximize returns.

U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States. Therefore, such securities may not be supported by the full faith and credit of the United States.

Value style: Investing in equity securities that a Fund’s manager believes are undervalued, i.e., the securities are priced at less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Volatility: The degree to which the value of the Fund’s portfolio may be expected to rise or fall within a short period of time. A high level of volatility means that the Fund’s value may be expected to increase or decrease significantly over a short period of time. A lower level of volatility means that the Fund’s value is not expected to fluctuate so significantly.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

164

P.O. Box 701

Milwaukee, WI 53201-0701

nationwide.com/mutualfunds

Call 800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/mutualfunds. These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Distributor

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, Columbus, Oh. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. © 2017

SAR-INT (6/17)

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)	(1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

(2)	If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. § 80a-2(a)(19)).

(3)	If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2

(e)   (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

4(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered PwC’s provision of non-audit services to NFA and Covered Services Providers, that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditor’s provision of these services is compatible with maintaining the auditor’s independence.

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as PricewaterhouseCoopers LLP (“PwC”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of Nationwide Mutual Funds by PwC, some of PwC’s relationships with its lenders who also own shares of one or more funds (the “Funds”) within the Nationwide Mutual Funds investment company complex implicate the Loan Rule, calling into question PwC’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as PwC’s conclusions concerning PwC’s objectivity and impartiality with respect to the audits of the Funds.

PwC advised the Audit Committee that it believes that, in light of the facts of its lending relationships, its ability to exercise objective and impartial judgment on all issues encompassed within PwC’s audit engagement has not been impaired and that a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion. PwC has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) the lenders to PwC have no influence over the Funds or Nationwide Fund Advisors, the investment adviser to the Funds; (2) none of the officers or trustees of the Funds are associated with the lenders; (3) the lenders receive no direct benefit from their record ownership of the Funds; (4) an investment in the Funds is passive; (5) the PwC lenders are part of various syndicates of unrelated lenders; (6) there have been no changes to the loans in question since the origination of each respective note; (7) the debts are in good standing and no lender has the right to take action against PwC, as borrower, in connection with the financings; (8) the debt balances are immaterial to PwC and to each lender; (9) PwC has lending relationships with a diverse group of lenders, therefore PwC is not dependent upon any lender or lenders; and (10) the PwC audit engagement team has no involvement in PwC’s treasury function and PwC’s treasury function has no oversight of or ability to influence the PwC audit engagement team.

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On June 20, 2016, the SEC issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)) related to the auditor independence issue described above. In that letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule assuming: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The requirements of the no-action letter appear to be met with respect to PwC’s lending relationships described above. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Not Applicable: The additional information required by this item is required only in an annual report on the Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR § 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. § 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. § 78c(a)(58)(B)), so state.

Not Applicable

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR § 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not Applicable

Item 6. Investments.

(a)	File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR § 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:

(1)	Name of the issuer;

(2)	Exchange ticker symbol;

(3)	Committee on Uniform Securities Identification Procedures (“CUSIP’) number;

(4)	Total number of shares or, for debt securities, principal amount divested;

(5)	Date(s) that the securities were divested;

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(6)	If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7)	Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This Item 6(b) shall terminate one year after the date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. § 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Company.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR § 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. § 781).

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR § 240.14a-101), or this Item.

Not Applicable

{NOTE – THIS IS REQUIRED BEGINNING WITH THE FIRST REPORTING PERIOD ENDING AFTER JANUARY 1, 2004. For purposes of this Item, adoption of procedures by which shareholders may recommend nominees to the registrant’s board of directors, where the registrant’s most recent proxy disclosure (in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR § 240.14a-101)), or this Item, indicated that the registrant did not have in place such procedures, will constitute a material change.}

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Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the regiIstrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures, as most-recently amended and restated as of April 30, 2017, are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR § 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to ten (10) or more persons.

Not Applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
Name: Joseph A. Finelli
Title: Principal Financial Officer
Date: June 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Michael S. Spangler
Name: Michael S. Spangler
Title: Principal Executive Officer
Date: June 23, 2017

NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
Name: Joseph A. Finelli
Title: Principal Financial Officer
Date: June 23, 2017

*	Print the name and title of each signing officer under his or her signature.

All Section 302 certifications should be included in one EDGAR EX-99.CERT exhibit document and all Section 906 certifications should be included in a separate EDGAR EX-99.906CERT exhibit document to Form N-CSR.

[Do not include this language in the filing.]

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